UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2017

EQ Advisors Trust Semi-Annual Report

June 30, 2017

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	55.0%
Fixed Income	22.1
Alternatives	20.2
Repurchase Agreements	2.7

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/MFS International Growth Portfolio	7.3%
EQ/Global Bond PLUS Portfolio	6.5
AXA/AB Small Cap Growth Portfolio	6.3
1290 VT GAMCO Small Company Value Portfolio	6.0
EQ/T. Rowe Price Growth Stock Portfolio	5.1
AXA/Loomis Sayles Growth Portfolio	4.9
1290 VT GAMCO Mergers & Acquisitions Portfolio	4.8
EQ/BlackRock Basic Value Equity Portfolio	4.4
EQ/Invesco Comstock Portfolio	4.4
1290 VT Natural Resources Portfolio	4.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,070.37	$2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	2.79
Class IB
Actual	1,000.00	1,070.18	2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.03	2.80
Class K
Actual	1,000.00	1,071.58	1.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.27	1.55

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.56%, 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund (x)	43,605	$1,731,555
iShares Gold Trust*	1,028,100	12,275,514
iShares International Developed Property Fund (x)	91,680	3,394,085
iShares JP Morgan USD Emerging Markets Bond Fund	54,480	6,230,333
iShares MSCI EAFE Small-Cap Fund (x)	87,460	5,058,686
iShares MSCI Global Gold Miners Fund (x)	12,894	227,192
iShares Silver Trust (x)*	76,950	1,208,885
iShares U.S. Oil & Gas Exploration & Production Fund (x)	20,250	1,107,675
PowerShares DB Gold Fund (x)*	99,040	3,924,955
PowerShares DB Silver Fund (x)*‡	96,980	2,487,537
SPDR S&P Emerging Asia Pacific Fund (x)	5,490	502,170
SPDR S&P Emerging Markets SmallCap Fund (x)	36,095	1,684,554

Total Exchange Traded Funds (12.1%) (Cost $34,582,841)		39,833,141

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	417,326	4,211,885
1290 VT Equity Income Portfolio‡	1,065,858	6,443,019
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,227,832	16,417,324
1290 VT GAMCO Small Company Value Portfolio‡	334,940	20,418,112
1290 VT High Yield Bond Portfolio‡	984,165	9,804,629
1290 VT Low Volatility Global Equity Portfolio‡	470,112	5,306,763
1290 VT Natural Resources Portfolio‡	1,846,562	13,822,633
1290 VT Real Estate Portfolio‡	1,243,602	13,683,418
AXA/AB Small Cap Growth Portfolio‡	1,082,693	21,503,939
AXA/Janus Enterprise Portfolio*‡	86,106	1,573,428
AXA/Loomis Sayles Growth Portfolio‡	2,124,452	16,486,043
EQ/BlackRock Basic Value Equity Portfolio‡	656,044	15,067,776
EQ/Emerging Markets Equity PLUS Portfolio‡	963,458	9,078,935
EQ/Global Bond PLUS Portfolio‡	2,433,010	22,153,550
EQ/Intermediate Government Bond Portfolio‡	516,399	5,329,017
EQ/International Equity Index Portfolio‡	1,201,740	11,314,532
EQ/Invesco Comstock Portfolio‡	905,089	14,822,767

EQ/JPMorgan Value Opportunities Portfolio‡	686,821	$13,560,690
EQ/MFS International Growth Portfolio‡	3,170,654	24,845,791
EQ/PIMCO Global Real Return Portfolio‡	1,340,744	13,027,810
EQ/PIMCO Ultra Short Bond Portfolio‡	640,211	6,387,697
EQ/T. Rowe Price Growth Stock Portfolio*‡	371,240	17,268,372
Multimanager Core Bond Portfolio‡	704,805	6,969,987

Total Investment Companies (87.6%) (Cost $248,218,436)		289,498,117

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	861,517	861,776

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,400,132, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,428,000. (xx)	$1,400,000	1,400,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $350,045, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $389,138. (xx)	350,000	350,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $700,070, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $714,001. (xx)	$700,000	$700,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,022,337, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,062,586. (xx)	2,022,144	2,022,144
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $200,018, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $204,001. (xx)	200,000	200,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $400,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $600,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $612,400. (xx)	600,000	600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000

Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $500,056, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $510,059. (xx)	$500,000	$500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $255,000. (xx)	250,000	250,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $1,020,028. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		9,122,144

Total Short-Term Investments (3.0%) (Cost $9,983,950)		9,983,920

Total Investments (102.7%) (Cost $292,785,227)		339,315,178
Other Assets Less Liabilities (-2.7%)		(8,776,973)

Net Assets (100%)		$330,538,205

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $8,964,679. This was secured by cash collateral of $9,122,144 which was subsequently invested in joint repurchase agreements with a total value of $9,122,144, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)(bp)(bq)	$—	$4,153,045	$41,774	$4,211,885	$—	$20
1290 VT Equity Income Portfolio (b)(az)(ba)	6,068,611	616,392	1,609,852	6,443,019	—	137,067
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)(ax)(ay)	13,669,683	375,733	609,306	16,417,324	—	129
1290 VT GAMCO Small Company Value Portfolio (d)(av)(aw)	16,489,358	1,906,827	824,814	20,418,112	—	217,880
1290 VT High Yield Bond Portfolio (e)(bh)(bi)	8,371,482	1,056,519	487,423	9,804,629	—	(832)
1290 VT Low Volatility Global Equity Portfolio (f)(br)(bs)	—	4,654,712	51,055	5,306,763	—	26
1290 VT Natural Resources Portfolio (g)(bl)(bm)	11,964,159	310,050	504,937	13,822,633	—	228
1290 VT Real Estate Portfolio (h)(bj)(bk)	11,176,284	394,096	1,355,723	13,683,418	—	19,894
AXA/AB Small Cap Growth Portfolio (bd)(be)	16,523,133	1,178,721	1,075,563	21,503,939	—	1,888
AXA/Janus Enterprise Portfolio (al)(am)	1,177,460	22,777	39,167	1,573,428	—	233
AXA/Loomis Sayles Growth Portfolio (an)(ao)	13,626,510	20,306	1,007,567	16,486,043	—	99,239
EQ/BlackRock Basic Value Equity Portfolio (bb)(bc)	17,126,779	668,126	4,011,196	15,067,776	—	1,056,530
EQ/Emerging Markets Equity PLUS Portfolio (bn)(bo)	7,509,871	262,731	1,297,972	9,078,935	—	(5,894)
EQ/Global Bond PLUS Portfolio (af)(ag)	20,941,495	1,889,525	2,392,477	22,153,550	—	(20,123)
EQ/Intermediate Government Bond Portfolio (ad)(ae)	4,760,850	533,131	217,843	5,329,017	—	(17)
EQ/International Equity Index Portfolio (at)(au)	9,440,531	391,447	1,078,157	11,314,532	—	(48,972)
EQ/Invesco Comstock Portfolio (ah)(ai)	12,560,314	563,070	846,011	14,822,767	—	25,151
EQ/JPMorgan Value Opportunities Portfolio (ar)(as)	13,492,012	17,658	1,976,893	13,560,690	—	400,982
EQ/MFS International Growth Portfolio (ap)(aq)	19,128,204	827,566	2,061,346	24,845,791	—	111,182
EQ/PIMCO Global Real Return Portfolio (bf)(bg)	11,438,117	1,665,990	659,508	13,027,810	—	865
EQ/PIMCO Ultra Short Bond Portfolio (ab)(ac)	5,671,102	1,023,116	493,524	6,387,697	—	(39)
EQ/T. Rowe Price Growth Stock Portfolio (aj)(ak)	14,657,094	671,658	3,225,637	17,268,372	—	814,664
Multimanager Core Bond Portfolio (aa)	6,260,897	568,892	161,999	6,969,987	76,901	245
PowerShares DB Silver Fund (bt)(bu)	1,740,200	164,722	—	2,487,537	—	—

	$243,794,146	$23,936,810	$26,029,744	$291,985,654	$76,901	$2,810,346

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA Natural Resources Portfolio.
(h)	Formerly known as AXA Real Estate Portfolio.
(aa)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the Multimanager Core Bond Portfolio with a value of $228,556 (at a cost of $230,267), representing 23,101 shares of the Multimanager Core Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(ab)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Ultra Short Bond Portfolio with a value of $11,460 (at a cost of $11,500), representing 1,151 shares of the EQ/PIMCO Ultra Short Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ac)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Ultra Short Bond Portfolio with a value of $107,938 (at a cost of $107,881), representing 10,842 shares of the EQ/PIMCO Ultra Short Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(ad)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Intermediate Government Bond Portfolio with a value of $19,541 (at a cost of $19,662), representing 1,893 shares of the EQ/Intermediate Government Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ae)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Intermediate Government Bond Portfolio with a value of $190,706 (at a cost of $192,137), representing 18,469 shares of the EQ/Intermediate Government Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(af)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Global Bond PLUS Portfolio with a value of $56,737 (at a cost of $60,042), representing 6,249 shares of the EQ/Global Bond PLUS Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ag)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Global Bond PLUS Portfolio with a value of $834,746 (at a cost of $858,527), representing 91,940 shares of the EQ/Global Bond PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(ah)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Invesco Comstock Portfolio with a value of $147,324 (at a cost of $125,890), representing 9,166 shares of the EQ/Invesco Comstock Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ai)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Invesco Comstock Portfolio with a value of $1,918,693 (at a cost of $1,758,893), representing 119,367 shares of the EQ/Invesco Comstock Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(aj)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/T. Rowe Price Growth Stock Portfolio with a value of $235,899 (at a cost of $167,472), representing 5,190 shares of the EQ/T. Rowe Price Growth Stock Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ak)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/T. Rowe Price Growth Stock Portfolio with a value of $2,803,889 (at a cost of $2,158,055), representing 61,678 shares of the EQ/T. Rowe Price Growth Stock Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(al)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Janus Enterprise Portfolio with a value of $34,355 (at a cost of $39,175), representing 1,948 shares of the AXA/Janus Enterprise Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(am)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Janus Enterprise Portfolio with a value of $195,380 (at a cost of $205,626), representing 11,081 shares of the AXA/Janus Enterprise Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(an)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Loomis Sayles Growth Portfolio with a value of $147,259 (at a cost of $113,676), representing 19,622 shares of the AXA/Loomis Sayles Growth Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ao)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Loomis Sayles Growth Portfolio with a value of $1,256,150 (at a cost of $987,970), representing 167,378 shares of the AXA/Loomis Sayles Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(ap)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/MFS International Growth Portfolio with a value of $242,479 (at a cost of $234,691), representing 31,383 shares of the EQ/MFS International Growth Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(aq)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/MFS International Growth Portfolio with a value of $3,152,341 (at a cost of $2,851,156), representing 408,000 shares of the EQ/MFS International Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(ar)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/JPMorgan Value Opportunities Portfolio with a value of $146,389 (at a cost of $121,112), representing 7,647 shares of the EQ/JPMorgan Value Opportunities Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(as)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/JPMorgan Value Opportunities Portfolio with a value of $1,402,724 (at a cost of $1,145,008), representing 73,274 shares of the EQ/JPMorgan Value Opportunities Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(at)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/International Equity Index Portfolio with a value of $142,288 (at a cost of $147,281), representing 15,054 shares of the EQ/International Equity Index Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(au)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/International Equity Index Portfolio with a value of $1,247,602 (at a cost of $1,227,266), representing 131,992 shares of the EQ/International Equity Index Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(av)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Small Company Value Portfolio with a value of $184,134 (at a cost of $167,801), representing 3,116 shares of the 1290 VT GAMCO Small Company Value Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(aw)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Small Company Value Portfolio with a value of $2,129,049 (at a cost of $1,981,534), representing 36,034 shares of the 1290 VT GAMCO Small Company Value Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(ax)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio with a value of $579,320 (at a cost of $601,174), representing 44,052 shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ay)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio with a value of $2,035,797 (at a cost of $2,028,591), representing 154,801 shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(az)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Equity Income Portfolio with a value of $87,579 (at a cost of $107,705), representing 14,904 shares of the 1290 VT Equity Income Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(ba)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Equity Income Portfolio with a value of $1,098,448 (at a cost of $1,230,179), representing 186,925 shares of the 1290 VT Equity Income Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bb)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/BlackRock Basic Value Equity Portfolio with a value of $182,673 (at a cost of $153,266), representing 8,013 shares of the EQ/BlackRock Basic Value Equity Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bc)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/BlackRock Basic Value Equity Portfolio with a value of $2,226,424 (at a cost of $1,985,452), representing 97,668 shares of the EQ/BlackRock Basic Value Equity Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bd)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/AB Small Cap Growth Portfolio with a value of $252,028 (at a cost of $289,038), representing 13,038 shares of the AXA/AB Small Cap Growth Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(be)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/AB Small Cap Growth Portfolio with a value of $2,965,052 (at a cost of $3,030,951), representing 153,383 shares of the AXA/AB Small Cap Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bf)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Global Real Return Portfolio with a value of $36,428 (at a cost of $35,830), representing 3,685 shares of the EQ/PIMCO Global Real Return Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bg)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Global Real Return Portfolio with a value of $560,734 (at a cost of $552,510), representing 56,721 shares of the EQ/PIMCO Global Real Return Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bh)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT High Yield Bond Portfolio with a value of $45,304 (at a cost of $47,863), representing 4,579 shares of the 1290 VT High Yield Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bi)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT High Yield Bond Portfolio with a value of $431,814 (at a cost of $436,686), representing 43,641 shares of the 1290 VT High Yield Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bj)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Real Estate Portfolio with a value of $1,173,757 (at a cost of $1,115,310), representing 108,158 shares of the 1290 VT Real Estate Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bk)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Real Estate Portfolio with a value of $1,712,442 (at a cost of $1,638,030), representing 157,796 shares of the 1290 VT Real Estate Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bl)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Natural Resources Portfolio with a value of $1,133,258 (at a cost of $1,470,378), representing 145,532 shares of the 1290 VT Natural Resources Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bm)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Natural Resources Portfolio with a value of $1,731,994 (at a cost of $1,886,760), representing 222,420 shares of the 1290 VT Natural Resources Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bn)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Emerging Markets Equity PLUS Portfolio with a value of $88,663 (at a cost of $92,794), representing 9,544 shares of the EQ/Emerging Markets Equity PLUS Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bo)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Emerging Markets Equity PLUS Portfolio with a value of $1,169,473 (at a cost of $1,103,194), representing 125,882 shares of the EQ/Emerging Markets Equity PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(bp)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio with a value of $4,970 (at a cost of $4,900), representing 494 shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bq)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio with a value of $68,965 (at a cost of $68,000), representing 6,861 shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(br)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Low Volatility Global Equity Portfolio with a value of $46,569 (at a cost of $45,000), representing 4,189 shares of the 1290 VT Low Volatility Global Equity Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bs)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Low Volatility Global Equity Portfolio with a value of $465,691 (at a cost of $450,000), representing 41,899 shares of the 1290 VT Low Volatility Global Equity Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(bt)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the PowerShares DB Silver Fund with a value of $113,231 (at a cost of $152,070), representing 4,340 shares of the PowerShares DB Silver Fund Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.
(bu)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the PowerShares DB Silver Fund with a value of $428,920 (at a cost of $430,189), representing 16,440 shares of the PowerShares DB Silver Fund as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$39,833,141	$—	$—	$39,833,141
Investment Companies
Investment Companies	—	289,498,117	—	289,498,117
Short-Term Investments
Investment Companies	$861,776	$—	$—	$861,776
Repurchase Agreements	—	9,122,144	—	9,122,144

Total Assets	$40,694,917	$298,620,261	$—	$339,315,178

Total Liabilities	$—	$—	$—	$—

Total	$40,694,917	$298,620,261	$—	$339,315,178

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,761,989
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,117,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,169,063
Aggregate gross unrealized depreciation	(4,933,601)

Net unrealized appreciation	$47,235,462

Federal income tax cost of investments	$292,079,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $250,801,494)	$291,985,654
Unaffiliated Issuers (Cost $32,861,589)	38,207,380
Repurchase Agreements (Cost $9,122,144)	9,122,144
Cash	265,465
Receivable from Separate Accounts for Trust shares sold	769,996
Receivable for securities sold	29,946
Security lending income receivable	12,138
Dividends, interest and other receivables	9,770
Other assets	3,752

Total assets	340,406,245

LIABILITIES
Payable for return of collateral on securities loaned	9,122,144
Payable to Separate Accounts for Trust shares redeemed	136,470
Distribution fees payable – Class IB	61,419
Administrative fees payable	38,017
Investment management fees payable	27,267
Payable for securities purchased	8,940
Distribution fees payable – Class IA	6,151
Trustees’ fees payable	1,248
Accrued expenses	466,384

Total liabilities	9,868,040

NET ASSETS	$330,538,205

Net assets were comprised of:
Paid in capital	$376,197,140
Accumulated undistributed net investment income (loss)	326,868
Accumulated undistributed net realized gain (loss) on investments	(92,515,754)
Net unrealized appreciation (depreciation) on investments	46,529,951

Net assets	$330,538,205

Class IA
Net asset value, offering and redemption price per share, $29,534,710 / 1,460,006 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.23

Class IB
Net asset value, offering and redemption price per share, $298,107,260 / 14,699,599 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.28

Class K
Net asset value, offering and redemption price per share, $2,896,235 / 143,279 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.21

(x)	Includes value of securities on loan of $8,964,679.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($76,901 of dividend income received from affiliates)	$331,425
Interest	682
Securities lending (net)	69,345

Total income	401,452

EXPENSES
Distribution fees – Class IB	333,089
Administrative fees	202,801
Investment management fees	145,024
Custodian fees	60,003
Distribution fees – Class IA	27,088
Professional fees	22,647
Printing and mailing expenses	11,059
Trustees’ fees	3,391
Miscellaneous	2,279

Total expenses	807,381

NET INVESTMENT INCOME (LOSS)	(405,929)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,810,346 of realized gain (loss) from affiliates)	2,905,933
Net change in unrealized appreciation (depreciation) on investments ($16,627,933 of change in unrealized appreciation (depreciation) from affiliates)	17,047,063

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,952,996

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,547,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited) (aj)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(405,929)	$2,997,901
Net realized gain (loss) on investments, and net distributions of realized gain received from underlying funds	2,905,933	4,856,254
Net change in unrealized appreciation (depreciation) on investments	17,047,063	16,690,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,547,067	24,544,386

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(235,749)
Class IB	—	(3,273,856)
Class K	—	(22,511)

	—	(3,532,116)

Distributions from net realized capital gains
Class IA	—	(352,382)
Class IB	—	(5,287,707)
Class K	—	(29,242)

	—	(5,669,331)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(9,201,447)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 52,076 and 199,159 shares, respectively ]	887,812	3,682,880
Capital shares issued in connection with merger (Note 8) [ 720,067 and 0 shares, respectively ]	14,601,726	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,746 shares, respectively ]	—	588,131
Capital shares repurchased [ (283,612) and (83,891) shares, respectively ]	(5,911,429)	(1,542,041)

Total Class IA transactions	9,578,109	2,728,970

Class IB
Capital shares sold [ 435,632 and 758,070 shares, respectively ]	8,650,131	14,029,294
Capital shares issued in connection with merger (Note 8) [ 1,692,482 and 0 shares, respectively ]	33,818,185	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 446,186 shares, respectively ]	—	8,561,563
Capital shares repurchased [ (833,862) and (1,649,726) shares, respectively ]	(16,311,926)	(30,638,274)

Total Class IB transactions	26,156,390	(8,047,417)

Class K
Capital shares sold [ 21,125 and 29,927 shares, respectively ]	572,300	558,915
Capital shares issued in connection with merger (Note 8) [ 90,007 and 0 shares, respectively ]	1,801,349	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,710 shares, respectively ]	—	51,753
Capital shares repurchased [ (45,816) and (21,575) shares, respectively ]	(911,042)	(403,904)

Total Class K transactions	1,462,607	206,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	37,197,106	(5,111,683)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,744,173	10,231,256
NET ASSETS:
Beginning of period	273,794,032	263,562,776

End of period (a)	$330,538,205	$273,794,032

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$326,868	$333,143

(aj) After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio and CharterSM Alternative 100 Moderate Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the All Asset Growth-Alt 20 Portfolio (Note 8).

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO (aj)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.90		$17.84	$19.30	$19.59	$18.42	$17.11

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.23	0.14	0.24	0.21	0.25
Net realized and unrealized gain (loss) on investments	1.36		1.48	(0.90)	0.25	2.37	1.80

Total from investment operations	1.33		1.71	(0.76)	0.49	2.58	2.05

Less distributions:
Dividends from net investment income	—		(0.25)	(0.16)	(0.28)	(0.27)	(0.29)
Distributions from net realized gains	—		(0.40)	(0.54)	(0.50)	(1.14)	(0.45)

Total dividends and distributions	—		(0.65)	(0.70)	(0.78)	(1.41)	(0.74)

Net asset value, end of period	$20.23		$18.90	$17.84	$19.30	$19.59	$18.42

Total return (b)	7.04%		9.55%	(3.94)%	2.42%	14.12%	11.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,535		$18,358	$14,722	$12,546	$9,868	$6,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.58%	0.57%	0.51%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.56%		0.59%	0.57%	0.58%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.27)%		1.26%	0.71%	1.21%	1.09%	1.37%
Before waivers and reimbursements (a)(f)(x)	(0.27)%		1.25%	0.71%	1.14%	0.86%	1.09%
Portfolio turnover rate (z)^	8%		11%	14%	18%	43%	43%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.95		$17.88	$19.34	$19.64	$18.46	$17.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.21	0.12	0.21	0.17	0.22
Net realized and unrealized gain (loss) on investments	1.36		1.51	(0.88)	0.27	2.42	1.83

Total from investment operations	1.33		1.72	(0.76)	0.48	2.59	2.05

Less distributions:
Dividends from net investment income	—		(0.25)	(0.16)	(0.28)	(0.27)	(0.29)
Distributions from net realized gains	—		(0.40)	(0.54)	(0.50)	(1.14)	(0.45)

Total dividends and distributions	—		(0.65)	(0.70)	(0.78)	(1.41)	(0.74)

Net asset value, end of period	$20.28		$18.95	$17.88	$19.34	$19.64	$18.46

Total return (b)	7.02%		9.59%	(3.93)%	2.36%	14.15%	11.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$298,107		$253,966	$247,650	$276,875	$285,902	$267,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.58%	0.57%	0.50%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.56%		0.59%	0.57%	0.58%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.28)%		1.11%	0.62%	1.06%	0.88%	1.22%
Before waivers and reimbursements (a)(f)(x)	(0.28)%		1.10%	0.62%	0.98%	0.65%	0.95%
Portfolio turnover rate (z)^	8%		11%	14%	18%	43%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO (aj)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K			2016	2015	2014	2013
Net asset value, beginning of period	$18.86		$17.80	$19.26	$19.56	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.27	0.20	0.31	0.38	0.39
Net realized and unrealized gain (loss) on investments	1.35		1.48	(0.92)	0.22	2.25	0.32

Total from investment operations	1.35		1.75	(0.72)	0.53	2.63	0.71

Less distributions:
Dividends from net investment income	—		(0.29)	(0.20)	(0.33)	(0.32)	(0.32)
Distributions from net realized gains	—		(0.40)	(0.54)	(0.50)	(1.14)	(0.34)

Total dividends and distributions	—		(0.69)	(0.74)	(0.83)	(1.46)	(0.66)

Net asset value, end of period	$20.21		$18.86	$17.80	$19.26	$19.56	$18.39

Total return (b)	7.16%		9.84%	(3.72)%	2.62%	14.43%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,896		$1,470	$1,191	$931	$674	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.31	%(j)	0.33%	0.32%	0.26%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.31%		0.34%	0.32%	0.33%	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	—	%‡‡	1.45%	1.06%	1.56%	1.89%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	—	%‡‡	1.44%	1.06%	1.49%	1.66%	5.83	%(l)
Portfolio turnover rate (z)^	8%		11%	14%	18%	43%	43%
*	Commencement of Operations.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.28%, 1.28% and 1.03% for Class IA, Class IB and Class K, respectively.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aj)

After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio and CharterSM Alternative 100 Moderate Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the All Asset Growth-Alt 20 Portfolio (Note 8).

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	89.3%
Equity	10.7

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Intermediate Government Bond Portfolio	89.3%
AXA 500 Managed Volatility Portfolio	5.9
AXA 2000 Managed Volatility Portfolio	2.5
AXA International Managed Volatility Portfolio	1.7
AXA 400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,014.33	$2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.44

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	165,464	$3,493,401
AXA 400 Managed Volatility Portfolio‡	39,119	890,238
AXA 500 Managed Volatility Portfolio‡	363,375	8,133,777
AXA International Managed Volatility Portfolio‡	184,859	2,421,237
EQ/Intermediate Government Bond Portfolio‡	12,024,478	124,087,574

Total Investments (99.0%) (Cost $137,634,246)		139,026,227
Other Assets Less Liabilities (1.0%)		1,465,037

Net Assets (100%)		$140,491,264

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$5,566,829	$777,818	$2,770,278	$3,493,401	$—	$309,574
AXA 400 Managed Volatility Portfolio	1,359,097	222,234	713,679	890,238	—	47,707
AXA 500 Managed Volatility Portfolio	15,353,402	2,777,924	10,279,097	8,133,777	—	798,228
AXA International Managed Volatility Portfolio	4,210,919	666,701	2,740,534	2,421,237	—	158,624
EQ/Intermediate Government Bond Portfolio	217,145,971	42,592,085	139,089,318	124,087,574	—	(2,039,835)

	$243,636,218	$47,036,762	$155,592,906	$139,026,227	$—	$(725,702)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$139,026,227	$—	$139,026,227

Total Assets	$—	$139,026,227	$—	$139,026,227

Total Liabilities	$—	$—	$—	$—

Total	$—	$139,026,227	$—	$139,026,227

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,036,762
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$154,867,204

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,730,938
Aggregate gross unrealized depreciation	(2,357,526)

Net unrealized appreciation	$1,373,412

Federal income tax cost of investments	$137,652,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $137,634,246)	$139,026,227
Receivable from Separate Accounts for Trust shares sold	1,528,000
Receivable for securities sold	297,191
Dividends, interest and other receivables	239
Other assets	15,760

Total assets	140,867,417

LIABILITIES
Overdraft payable	296,461
Distribution fees payable – Class IB	29,769
Administrative fees payable	16,602
Investment management fees payable	1,802
Payable to Separate Accounts for Trust shares redeemed	244
Accrued expenses	31,275

Total liabilities	376,153

NET ASSETS	$140,491,264

Net assets were comprised of:
Paid in capital	$139,150,089
Accumulated undistributed net investment income (loss)	(416,837)
Accumulated undistributed net realized gain (loss) on investments	366,031
Net unrealized appreciation (depreciation) on investments	1,391,981

Net assets	$140,491,264

Class IB
Net asset value, offering and redemption price per share, $140,491,264 / 14,177,080 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,621
Interest	1

Total income	1,622

EXPENSES
Distribution fees – Class IB	223,373
Administrative fees	125,017
Investment management fees	89,349
Professional fees	21,757
Custodian fees	14,332
Printing and mailing expenses	7,229
Trustees’ fees	2,753
Miscellaneous	6,607

Gross expenses	490,417
Less: Waiver from investment manager	(55,935)

Net expenses	434,482

NET INVESTMENT INCOME (LOSS)	(432,860)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(725,702) of realized gain (loss) from affiliates)	(725,863)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	3,946,153

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,220,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,787,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(432,860)	$808,201
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(725,863)	14,803,037
Net change in unrealized appreciation (depreciation) on investments	3,946,153	(2,254,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,787,430	13,356,898

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(883,342)
Distributions from net realized capital gains
Class IB	—	(13,774,132)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(14,657,474)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,777,105 and 185,929,921 shares, respectively ]	56,861,774	1,912,880,784
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,501,736 shares, respectively ]	—	14,657,474
Capital shares repurchased [ (16,616,604) and (167,417,582) shares, respectively ]	(163,618,527)	(1,732,976,758)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(106,756,753)	194,561,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	(103,969,323)	193,260,924
NET ASSETS:
Beginning of period	244,460,587	51,199,663

End of period (a)	$140,491,264	$244,460,587

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(416,837)	$16,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.77		$10.23		$10.31		$10.21		$10.14		$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.02		0.12		0.04		0.01		0.06
Net realized and unrealized gain (loss) on investments	0.16		0.13		(0.12)		0.16		0.12		0.19

Total from investment operations	0.14		0.15		—	#	0.20		0.13		0.25

Less distributions:
Dividends from net investment income	—		(0.04)		(0.06)		(0.05)		(0.04)		(0.04)
Distributions from net realized gains	—		(0.57)		(0.02)		(0.05)		(0.02)		(0.11)

Total dividends and distributions	—		(0.61)		(0.08)		(0.10)		(0.06)		(0.15)

Net asset value, end of period	$9.91		$9.77		$10.23		$10.31		$10.21		$10.14

Total return (b)	1.43%		1.39%		(0.02)%		1.89%		1.29%		2.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$140,491		$244,461		$51,200		$7,653		$5,354		$299
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.55%		0.56%		1.00%		2.02%		2.87%		52.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.48)%		0.20%		1.14%		0.36%		0.09%		0.58%
Before waivers and reimbursements (a)(f)(x)	(0.55)%		0.12%		0.62%		(1.19)%		(2.32)%		(51.57)%
Portfolio turnover rate (z)^	26%		452%		208%		25%		21%		553%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	79.2%
Equity	20.8

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Intermediate Government Bond Portfolio	35.8%
EQ/Core Bond Index Portfolio	32.4
AXA 500 Managed Volatility Portfolio	12.5
AXA/AB Short Duration Government Bond Portfolio	11.0
AXA 2000 Managed Volatility Portfolio	4.2
AXA International Managed Volatility Portfolio	3.4
AXA 400 Managed Volatility Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,024.33	$2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.32

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.46%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,736,481	$36,661,916
AXA 400 Managed Volatility Portfolio‡	264,230	6,013,187
AXA 500 Managed Volatility Portfolio‡	4,832,725	108,175,720
AXA International Managed Volatility Portfolio‡	2,262,549	29,634,276
AXA/AB Short Duration Government Bond Portfolio‡	9,616,057	95,367,987
EQ/Core Bond Index Portfolio‡	28,084,363	280,781,030
EQ/Intermediate Government Bond Portfolio‡	30,126,600	310,893,882

Total Investments (100.1%) (Cost $812,107,055)		867,527,998
Other Assets Less Liabilities (-0.1%)		(686,356)

Net Assets (100%)		$866,841,642

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$38,440,500	$815,548	$4,006,708	$36,661,916	$—	$281,612
AXA 400 Managed Volatility Portfolio	6,371,941	163,110	836,871	6,013,187	—	20,793
AXA 500 Managed Volatility Portfolio	114,341,318	2,718,493	16,111,105	108,175,720	—	2,429,961
AXA International Managed Volatility Portfolio	29,965,078	652,438	4,884,579	29,634,276	—	(3,923)
AXA/AB Short Duration Government Bond Portfolio	104,100,752	2,935,972	11,843,658	95,367,987	—	(5,708)
EQ/Core Bond Index Portfolio	292,601,029	10,603,122	26,746,025	280,781,030	—	(1,024)
EQ/Intermediate Government Bond Portfolio	324,892,196	14,889,260	31,566,577	310,893,882	—	1,292

	$910,712,814	$32,777,943	$95,995,523	$867,527,998	$—	$2,723,003

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$867,527,998	$—	$867,527,998

Total Assets	$—	$867,527,998	$—	$867,527,998

Total Liabilities	$—	$—	$—	$—

Total	$—	$867,527,998	$—	$867,527,998

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,777,943
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$98,718,526

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,741,076
Aggregate gross unrealized depreciation	(2,367,618)

Net unrealized appreciation	$55,373,458

Federal income tax cost of investments	$812,154,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $812,107,055)	$867,527,998
Receivable from Separate Accounts for Trust shares sold	311,910
Receivable for securities sold	311,513
Dividends, interest and other receivables	795
Other assets	9,805

Total assets	868,162,021

LIABILITIES
Overdraft payable	307,266
Payable to Separate Accounts for Trust shares redeemed	666,630
Distribution fees payable – Class IB	179,405
Administrative fees payable	100,055
Investment management fees payable	33,257
Trustees’ fees payable	303
Accrued expenses	33,463

Total liabilities	1,320,379

NET ASSETS	$866,841,642

Net assets were comprised of:
Paid in capital	$807,937,768
Accumulated undistributed net investment income (loss)	(1,979,014)
Accumulated undistributed net realized gain (loss) on investments	5,461,945
Net unrealized appreciation (depreciation) on investments	55,420,943

Net assets	$866,841,642

Class IB
Net asset value, offering and redemption price per share, $866,841,642 / 71,012,679 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,411
Interest	90

Total income	1,501

EXPENSES
Distribution fees – Class IB	1,089,029
Administrative fees	609,258
Investment management fees	435,609
Printing and mailing expenses	33,336
Professional fees	31,310
Custodian fees	17,262
Trustees’ fees	10,595
Miscellaneous	7,533

Gross expenses	2,233,932
Less: Waiver from investment manager	(220,870)

Net expenses	2,013,062

NET INVESTMENT INCOME (LOSS)	(2,011,561)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,723,003 of realized gain (loss) from affiliates)	2,722,947
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	20,032,764

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,755,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,744,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,011,561)	$7,040,649
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	2,722,947	3,310,946
Net change in unrealized appreciation (depreciation) on investments	20,032,764	14,033,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,744,150	24,385,046

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(7,364,994)
Distributions from net realized capital gains
Class IB	—	(2,389,969)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(9,754,963)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,198,807 and 22,602,024 shares, respectively ]	62,954,864	268,957,454
Capital shares issued in reinvestment of dividends and distributions [ 0 and 815,533 shares, respectively ]	—	9,754,963
Capital shares repurchased [ (10,571,702) and (16,977,999) shares, respectively ]	(127,589,574)	(202,344,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,634,710)	76,367,506

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,890,560)	90,997,589
NET ASSETS:
Beginning of period	910,732,202	819,734,613

End of period (a)	$866,841,642	$910,732,202

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,979,014)	$32,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014		2013		2012
Net asset value, beginning of period	$11.92		$11.72		$11.85		$11.73		$11.39		$10.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.09		0.08		0.06		0.05		0.09
Net realized and unrealized gain (loss) on investments	0.32		0.24		(0.09)		0.24		0.45		0.40

Total from investment operations	0.29		0.33		(0.01)		0.30		0.50		0.49

Less distributions:
Dividends from net investment income	—		(0.10)		(0.10)		(0.09)		(0.12)		(0.09)
Distributions from net realized gains	—		(0.03)		(0.02)		(0.09)		(0.04)		—

Total dividends and distributions	—		(0.13)		(0.12)		(0.18)		(0.16)		(0.09)

Net asset value, end of period	$12.21		$11.92		$11.72		$11.85		$11.73		$11.39

Total return (b)	2.43%		2.79%		(0.15)%		2.58%		4.42%		4.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$866,842		$910,732		$819,735		$729,257		$633,456		$513,712
Ratio of expenses to average net assets:
After waivers (a)(f)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.44	%(j)	0.43	%(j)	0.43	%(j)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.53%		0.54%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.78%		0.65%		0.50%		0.43%		0.84%
Before waivers (a)(f)(x)	(0.51)%		0.72%		0.58%		0.41%		0.33%		0.72%
Portfolio turnover rate (z)^	4%		14%		8%		11%		12%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Fixed Income	58.9%
Equity	41.1

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
EQ/Intermediate Government Bond Portfolio	27.3%
AXA 500 Managed Volatility Portfolio	25.1
EQ/Core Bond Index Portfolio	24.6
AXA 2000 Managed Volatility Portfolio	8.4
AXA/AB Short Duration Government Bond Portfolio	7.0
AXA International Managed Volatility Portfolio	6.7
AXA 400 Managed Volatility Portfolio	0.9
JPMorgan Prime Money Market Fund, IM Shares	0.0	#

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,038.88	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,257,208	$132,106,926
AXA 400 Managed Volatility Portfolio‡	588,937	13,402,664
AXA 500 Managed Volatility Portfolio‡	17,748,608	397,284,838
AXA International Managed Volatility Portfolio‡	8,104,644	106,152,486
AXA/AB Short Duration Government Bond Portfolio‡	11,214,489	111,220,564
EQ/Core Bond Index Portfolio‡	38,841,424	388,327,663
EQ/Intermediate Government Bond Portfolio‡	41,819,731	431,562,093

Total Investment Companies (100.1%) (Cost $1,392,434,119)		1,580,057,234

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	58,276	$58,293

Total Short-Term Investment (0.0%) (Cost $58,293)		58,293

Total Investments (100.1%) (Cost $1,392,492,412)		1,580,115,527
Other Assets Less Liabilities (-0.1%)		(995,632)

Net Assets (100%)		$1,579,119,895

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$128,263,478	$1,403,526	$3,478,364	$132,106,926	$—	$77,749
AXA 400 Managed Volatility Portfolio	12,831,307	181,100	328,825	13,402,664	—	996
AXA 500 Managed Volatility Portfolio	387,943,822	4,572,778	26,462,067	397,284,838	—	2,865,914
AXA International Managed Volatility Portfolio	98,608,346	1,131,876	6,932,258	106,152,486	—	(877)
AXA/AB Short Duration Government Bond Portfolio	111,952,521	2,456,276	3,380,698	111,220,564	—	(32)
EQ/Core Bond Index Portfolio	373,675,463	16,330,028	7,503,531	388,327,663	—	(103)
EQ/Intermediate Government Bond Portfolio	417,847,937	18,904,429	8,822,723	431,562,093	—	(11)

	$1,531,122,874	$44,980,013	$56,908,466	$1,580,057,234	$—	$2,943,636

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,580,057,234	$—	$1,580,057,234
Short-Term Investments
Investment Companies	58,293	—	—	58,293

Total Assets	$58,293	$1,580,057,234	$—	$1,580,115,527

Total Liabilities	$—	$—	$—	$—

Total	$58,293	$1,580,057,234	$—	$1,580,115,527

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,980,013
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,852,102
As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,051,958
Aggregate gross unrealized depreciation	(1,521,730)

Net unrealized appreciation	$187,530,228

Federal income tax cost of investments	$1,392,585,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,392,434,119)	$1,580,057,234
Unaffiliated Issuers (Cost $58,293)	58,293
Cash	71,000
Receivable from Separate Accounts for Trust shares sold	629,619
Dividends, interest and other receivables	256
Other assets	17,562

Total assets	1,580,833,964

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	940,961
Distribution fees payable – Class IB	325,127
Administrative fees payable	181,326
Payable for securities purchased	121,644
Investment management fees payable	103,497
Trustees’ fees payable	901
Accrued expenses	40,613

Total liabilities	1,714,069

NET ASSETS	$1,579,119,895

Net assets were comprised of:
Paid in capital	$1,386,295,458
Accumulated undistributed net investment income (loss)	(3,697,163)
Accumulated undistributed net realized gain (loss) on investments	8,898,485
Net unrealized appreciation (depreciation) on investments	187,623,115

Net assets	$1,579,119,895

Class IB
Net asset value, offering and redemption price per share, $1,579,119,895 / 111,506,250 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$468
Interest	38

Total income	506

EXPENSES
Distribution fees – Class IB	1,934,969
Administrative fees	1,082,455
Investment management fees	773,982
Printing and mailing expenses	58,870
Professional fees	40,666
Trustees’ fees	18,349
Custodian fees	14,831
Miscellaneous	12,395

Gross expenses	3,936,517
Less: Waiver from investment manager	(142,277)

Net expenses	3,794,240

NET INVESTMENT INCOME (LOSS)	(3,793,734)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,943,636 of realized gain (loss) from affiliates)	2,943,528
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	60,862,813

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,806,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,012,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,793,734)	$12,103,496
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	2,943,528	7,396,179
Net change in unrealized appreciation (depreciation) on investments	60,862,813	50,457,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,012,607	69,957,576

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(13,024,770)
Distributions from net realized capital gains
Class IB	—	(6,947,748)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(19,972,518)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,233,497 and 20,256,731 shares, respectively ]	72,970,106	270,537,360
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,460,441 shares, respectively ]	—	19,972,518
Capital shares repurchased [ (6,018,324) and (14,888,461) shares, respectively ]	(83,887,386)	(197,547,699)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,917,280)	92,962,179

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,095,327	142,947,237
NET ASSETS:
Beginning of period	1,530,024,568	1,387,077,331

End of period (a)	$1,579,119,895	$1,530,024,568

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,697,163)	$96,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014		2013		2012
Net asset value, beginning of period	$13.63		$13.15		$13.43		$13.25		$12.23		$11.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.11		0.08		0.06		0.05		0.09
Net realized and unrealized gain (loss) on investments	0.56		0.55		(0.14)		0.45		1.23		0.73

Total from investment operations	0.53		0.66		(0.06)		0.51		1.28		0.82

Less distributions:
Dividends from net investment income	—		(0.12)		(0.13)		(0.14)		(0.21)		(0.09)
Distributions from net realized gains	—		(0.06)		(0.09)		(0.19)		(0.05)		—

Total dividends and distributions	—		(0.18)		(0.22)		(0.33)		(0.26)		(0.09)

Net asset value, end of period	$14.16		$13.63		$13.15		$13.43		$13.25		$12.23

Total return (b)	3.89%		5.02%		(0.48)%		3.81%		10.54%		7.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,579,120		$1,530,025		$1,387,077		$1,288,159		$1,078,231		$748,775
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.52%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.83%		0.57%		0.47%		0.38%		0.71%
Before waivers (a)(f)(x)	(0.51)%		0.79%		0.53%		0.41%		0.30%		0.62%
Portfolio turnover rate (z)^	3%		12%		5%		7%		7%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	51.2%
Fixed Income	48.8

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
AXA 500 Managed Volatility Portfolio	31.4%
EQ/Intermediate Government Bond Portfolio	22.6
EQ/Core Bond Index Portfolio	20.4
AXA 2000 Managed Volatility Portfolio	10.4
AXA International Managed Volatility Portfolio	8.3
AXA/AB Short Duration Government Bond Portfolio	5.8
AXA 400 Managed Volatility Portfolio	1.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,047.19	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.65
Class IB
Actual	1,000.00	1,047.12	2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.65

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.53% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,388,431	$367,117,779
AXA 400 Managed Volatility Portfolio‡	1,693,089	38,530,251
AXA 500 Managed Volatility Portfolio‡	49,674,552	1,111,915,141
AXA International Managed Volatility Portfolio‡	22,563,614	295,532,257
AXA/AB Short Duration Government Bond Portfolio‡	20,894,250	207,220,346
EQ/Core Bond Index Portfolio‡	72,117,101	721,010,259
EQ/Intermediate Government Bond Portfolio‡	77,492,521	799,690,335

Total Investments (100.0%) (Cost $3,048,162,766)		3,541,016,368
Other Assets Less Liabilities (0.0%)		(1,566,492)

Net Assets (100%)		$3,539,449,876

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$356,645,750	$2,887,146	$9,013,385	$367,117,779	$—	$92,917
AXA 400 Managed Volatility Portfolio	36,907,882	370,147	820,170	38,530,251	—	1,151
AXA 500 Managed Volatility Portfolio	1,078,339,847	9,327,701	64,627,282	1,111,915,141	—	6,220,002
AXA International Managed Volatility Portfolio	270,193,494	2,368,940	13,985,620	295,532,257	—	833
AXA/AB Short Duration Government Bond Portfolio	208,528,543	3,916,999	5,585,040	207,220,346	—	(59)
EQ/Core Bond Index Portfolio	687,828,792	34,692,203	12,318,804	721,010,259	—	1,009
EQ/Intermediate Government Bond Portfolio	769,944,454	37,628,613	14,619,507	799,690,335	—	3

	$3,408,388,762	$91,191,749	$120,969,808	$3,541,016,368	$—	$6,315,856

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,541,016,368	$—	$3,541,016,368

Total Assets	$—	$3,541,016,368	$—	$3,541,016,368

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,541,016,368	$—	$3,541,016,368

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$91,191,749
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$127,285,664

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$495,525,734
Aggregate gross unrealized depreciation	(2,859,115)

Net unrealized appreciation	$492,666,619

Federal income tax cost of investments	$3,048,349,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,048,162,766)	$3,541,016,368
Receivable from Separate Accounts for Trust shares sold	1,133,435
Receivable for securities sold	164,555
Dividends, interest and other receivables	276
Other assets	39,276

Total assets	3,542,353,910

LIABILITIES
Overdraft payable	147,499
Payable to Separate Accounts for Trust shares redeemed	1,063,457
Distribution fees payable – Class IB	729,818
Investment management fees payable	496,484
Administrative fees payable	407,046
Trustees’ fees payable	2,145
Distribution fees payable – Class IA	39
Accrued expenses	57,546

Total liabilities	2,904,034

NET ASSETS	$3,539,449,876

Net assets were comprised of:
Paid in capital	$3,034,125,830
Accumulated undistributed net investment income (loss)	(8,890,646)
Accumulated undistributed net realized gain (loss) on investments	21,361,090
Net unrealized appreciation (depreciation) on investments	492,853,602

Net assets	$3,539,449,876

Class IA
Net asset value, offering and redemption price per share, $190,183 / 12,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.09

Class IB
Net asset value, offering and redemption price per share, $3,539,259,693 / 234,247,686 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$486
Interest	59

Total income	545

EXPENSES
Distribution fees – Class IB	4,330,207
Administrative fees	2,422,506
Investment management fees	1,676,629
Recoupment fees	429,414
Printing and mailing expenses	131,652
Professional fees	67,342
Trustees’ fees	40,961
Custodian fees	19,389
Distribution fees – Class IA	235
Miscellaneous	28,609

Total expenses	9,146,944

NET INVESTMENT INCOME (LOSS)	(9,146,399)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($6,315,856 of realized gain (loss) from affiliates)	6,315,805
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	162,405,665

NET REALIZED AND UNREALIZED GAIN (LOSS)	168,721,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,575,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,146,399)	$26,107,444
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	6,315,805	18,369,835
Net change in unrealized appreciation (depreciation) on investments	162,405,665	141,118,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,575,071	185,595,913

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,582)
Class IB	—	(28,592,031)

	—	(28,593,613)

Distributions from net realized capital gains
Class IA	—	(1,064)
Class IB	—	(18,937,046)

	—	(18,938,110)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(47,531,723)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 183 shares, respectively ]	—	2,646
Capital shares repurchased [ (419) and (895) shares, respectively ]	(6,213)	(12,565)

Total Class IA transactions	(6,213)	(9,919)

Class IB
Capital shares sold [ 8,543,697 and 34,599,473 shares, respectively ]	126,711,284	484,444,750
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,284,086 shares, respectively ]	—	47,529,077
Capital shares repurchased [ (10,322,565) and (28,754,630) shares, respectively ]	(153,210,928)	(397,161,400)

Total Class IB transactions	(26,499,644)	134,812,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,505,857)	134,802,508

TOTAL INCREASE (DECREASE) IN NET ASSETS	133,069,214	272,866,698
NET ASSETS:
Beginning of period	3,406,380,662	3,133,513,964

End of period (a)	$3,539,449,876	$3,406,380,662

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,890,646)	$255,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016		2015		2014		2013		2012
Net asset value, beginning of period	$14.41		$13.79		$14.14		$13.93		$12.55		$11.65

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.11		0.05		0.05		0.03		0.05
Net realized and unrealized gain (loss) on investments	0.72		0.71		(0.15)		0.57		1.67		0.94

Total from investment operations	0.68		0.82		(0.10)		0.62		1.70		0.99

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)		(0.16)		(0.26)		(0.09)
Distributions from net realized gains	—		(0.08)		(0.11)		(0.25)		(0.06)		—

Total dividends and distributions	—		(0.20)		(0.25)		(0.41)		(0.32)		(0.09)

Net asset value, end of period	$15.09		$14.41		$13.79		$14.14		$13.93		$12.55

Total return (b)	4.72%		5.97%		(0.68)%		4.44%		13.60%		8.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$190		$188		$189		$253		$261		$257
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)
Before waivers (a)(f)	0.53%		0.52%		0.51%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.53)%		0.75%		0.34%		0.34%		0.20%		0.42%
Before waivers (a)(f)(x)	(0.53)%		0.75%		0.34%		0.32%		0.17%		0.38%
Portfolio turnover rate (z)^	3%		13%		4%		7%		6%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014		2013		2012
Net asset value, beginning of period	$14.43		$13.81		$14.15		$13.95		$12.56		$11.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.11		0.07		0.06		0.04		0.08
Net realized and unrealized gain (loss) on investments	0.72		0.71		(0.16)		0.55		1.67		0.91

Total from investment operations	0.68		0.82		(0.09)		0.61		1.71		0.99

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)		(0.16)		(0.26)		(0.09)
Distributions from net realized gains	—		(0.08)		(0.11)		(0.25)		(0.06)		—

Total dividends and distributions	—		(0.20)		(0.25)		(0.41)		(0.32)		(0.09)

Net asset value, end of period	$15.11		$14.43		$13.81		$14.15		$13.95		$12.56

Total return (b)	4.71%		5.96%		(0.61)%		4.36%		13.67%		8.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,539,260		$3,406,193		$3,133,325		$2,875,494		$2,298,993		$1,475,415
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)
Before waivers (a)(f)	0.53%		0.52%		0.51%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.53)%		0.81%		0.52%		0.44%		0.32%		0.64%
Before waivers (a)(f)(x)	(0.53)%		0.81%		0.52%		0.42%		0.29%		0.59%
Portfolio turnover rate (z)^	3%		13%		4%		7%		6%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	61.3%
Fixed Income	38.7

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
AXA 500 Managed Volatility Portfolio	37.7%
EQ/Intermediate Government Bond Portfolio	17.8
EQ/Core Bond Index Portfolio	16.4
AXA 2000 Managed Volatility Portfolio	12.4
AXA International Managed Volatility Portfolio	9.9
AXA/AB Short Duration Government Bond Portfolio	4.5
AXA 400 Managed Volatility Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,054.81	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.50

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	42,617,400	$899,770,970
AXA 400 Managed Volatility Portfolio‡	4,206,893	95,737,835
AXA 500 Managed Volatility Portfolio‡	122,085,182	2,732,754,603
AXA International Managed Volatility Portfolio‡	54,726,428	716,792,300
AXA/AB Short Duration Government Bond Portfolio‡	32,739,416	324,695,691
EQ/Core Bond Index Portfolio‡	118,386,652	1,183,602,634
EQ/Intermediate Government Bond Portfolio‡	125,034,715	1,290,305,848

Total Investments (100.0%) (Cost $5,983,664,301)		7,243,659,881
Other Assets Less Liabilities (0.0%)		(3,586,684)

Net Assets (100%)		$7,240,073,197

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$869,174,669	$3,702,066	$13,901,748	$899,770,970	$—	$207,342
AXA 400 Managed Volatility Portfolio	91,902,580	472,604	1,786,155	95,737,835	—	15,005
AXA 500 Managed Volatility Portfolio	2,642,042,285	11,893,872	140,190,012	2,732,754,603	—	13,939,194
AXA International Managed Volatility Portfolio	643,270,051	2,993,160	18,105,990	716,792,300	—	1,360
AXA/AB Short Duration Government Bond Portfolio	327,509,532	4,726,719	8,105,211	324,695,691	—	11
EQ/Core Bond Index Portfolio	1,122,741,930	61,126,042	18,010,726	1,183,602,634	—	880
EQ/Intermediate Government Bond Portfolio	1,238,640,444	62,092,482	21,313,760	1,290,305,848	—	(27)

	$6,935,281,491	$147,006,945	$221,413,602	$7,243,659,881	$—	$14,163,765

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,243,659,881	$—	$7,243,659,881

Total Assets	$—	$7,243,659,881	$—	$7,243,659,881

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,243,659,881	$—	$7,243,659,881

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$147,006,945
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$235,577,367

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,262,310,979
Aggregate gross unrealized depreciation	(2,628,237)

Net unrealized appreciation	$1,259,682,742

Federal income tax cost of investments	$5,983,977,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,983,664,301)	$7,243,659,881
Receivable for securities sold	1,554,007
Receivable from Separate Accounts for Trust shares sold	1,437,061
Dividends, interest and other receivables	115
Other assets	80,254

Total assets	7,246,731,318

LIABILITIES
Overdraft payable	1,518,707
Payable to Separate Accounts for Trust shares redeemed	2,164,540
Distribution fees payable – Class IB	1,493,874
Administrative fees payable	833,144
Investment management fees payable	562,448
Trustees’ fees payable	4,321
Accrued expenses	81,087

Total liabilities	6,658,121

NET ASSETS	$7,240,073,197

Net assets were comprised of:
Paid in capital	$5,947,288,273
Accumulated undistributed net investment income (loss)	(17,010,766)
Accumulated undistributed net realized gain (loss) on investments	49,800,110
Net unrealized appreciation (depreciation) on investments	1,259,995,580

Net assets	$7,240,073,197

Class IB
Net asset value, offering and redemption price per share, $7,240,073,197 / 437,434,820 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$258

EXPENSES
Distribution fees – Class IB	8,845,060
Administrative fees	4,948,015
Investment management fees	3,332,962
Printing and mailing expenses	268,795
Professional fees	117,604
Trustees’ fees	83,568
Custodian fees	21,434
Miscellaneous	58,731

Total expenses	17,676,169

NET INVESTMENT INCOME (LOSS)	(17,675,911)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($14,163,765 of realized gain (loss) from affiliates)	14,163,755
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	382,785,047

NET REALIZED AND UNREALIZED GAIN (LOSS)	396,948,802

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$379,272,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(17,675,911)	$54,491,743
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	14,163,755	43,504,661
Net change in unrealized appreciation (depreciation) on investments	382,785,047	344,379,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	379,272,891	442,376,000

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(60,421,429)
Distributions from net realized capital gains
Class IB	—	(46,099,859)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(106,521,288)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,832,042 and 54,195,534 shares, respectively ]	223,983,987	816,097,926
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,778,071 shares, respectively ]	—	106,521,288
Capital shares repurchased [ (18,001,876) and (51,046,505) shares, respectively ]	(292,132,905)	(755,107,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(68,148,918)	167,511,520

TOTAL INCREASE (DECREASE) IN NET ASSETS	311,123,973	503,366,232
NET ASSETS:
Beginning of period	6,928,949,224	6,425,582,992

End of period (a)	$7,240,073,197	$6,928,949,224

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(17,010,766)	$665,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014		2013		2012
Net asset value, beginning of period	$15.69		$14.89		$15.32		$15.09		$13.26		$12.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.08		0.06		0.03		0.07
Net realized and unrealized gain (loss) on investments	0.90		0.92		(0.20)		0.69		2.20		1.13

Total from investment operations	0.86		1.05		(0.12)		0.75		2.23		1.20

Less distributions:
Dividends from net investment income	—		(0.14)		(0.16)		(0.18)		(0.32)		(0.09)
Distributions from net realized gains	—		(0.11)		(0.15)		(0.34)		(0.08)		—

Total dividends and distributions	—		(0.25)		(0.31)		(0.52)		(0.40)		(0.09)

Net asset value, end of period	$16.55		$15.69		$14.89		$15.32		$15.09		$13.26

Total return (b)	5.48%		7.01%		(0.76)%		5.02%		16.86%		9.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,240,073		$6,928,949		$6,425,583		$6,043,595		$4,976,559		$3,350,669
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(m)	0.51	%(k)	0.51	%(k)	0.52	%(j)	0.53	%(j)	0.52	%(j)
Before waivers (a)(f)	0.50%		0.51%		0.51%		0.52%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.83%		0.49%		0.39%		0.23%		0.51%
Before waivers (a)(f)(x)	(0.50)%		0.83%		0.49%		0.39%		0.23%		0.51%
Portfolio turnover rate (z)^	2%		13%		3%		6%		6%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	71.5%
Fixed Income	28.5

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
AXA 500 Managed Volatility Portfolio	44.3%
AXA 2000 Managed Volatility Portfolio	14.3
EQ/Intermediate Government Bond Portfolio	13.1
EQ/Core Bond Index Portfolio	12.0
AXA International Managed Volatility Portfolio	11.2
AXA/AB Short Duration Government Bond Portfolio	3.4
AXA 400 Managed Volatility Portfolio	1.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,062.80	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.51
Class IB
Actual	1,000.00	1,062.12	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.50% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	32,559,662	$687,424,360
AXA 400 Managed Volatility Portfolio‡	3,552,283	80,840,644
AXA 500 Managed Volatility Portfolio‡	95,315,761	2,133,547,911
AXA International Managed Volatility Portfolio‡	41,319,836	541,196,300
AXA/AB Short Duration Government Bond Portfolio‡	16,652,928	165,156,701
EQ/Core Bond Index Portfolio‡	57,793,687	577,808,050
EQ/Intermediate Government Bond Portfolio‡	61,371,632	633,329,517

Total Investments (100.0%) (Cost $4,080,068,135)		4,819,303,483
Other Assets Less Liabilities (0.0%)		(846,824)

Net Assets (100%)		$4,818,456,659

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$642,641,142	$16,319,473	$2,390,264	$687,424,360	$—	$326
AXA 400 Managed Volatility Portfolio	74,813,726	2,077,024	304,254	80,840,644	—	3
AXA 500 Managed Volatility Portfolio	1,975,425,064	52,222,314	69,990,302	2,133,547,911	—	1,139,586
AXA International Managed Volatility Portfolio	464,976,417	13,055,579	1,912,452	541,196,300	—	20
AXA/AB Short Duration Government Bond Portfolio	158,411,178	7,334,354	869,315	165,156,701	—	(10)
EQ/Core Bond Index Portfolio	526,836,789	44,452,296	1,955,967	577,808,050	—	(30)
EQ/Intermediate Government Bond Portfolio	583,704,735	46,706,038	2,303,665	633,329,517	—	(6)

	$4,426,809,051	$182,167,078	$79,726,219	$4,819,303,483	$—	$1,139,889

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,819,303,483	$—	$4,819,303,483

Total Assets	$—	$4,819,303,483	$—	$4,819,303,483

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,819,303,483	$—	$4,819,303,483

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$182,167,078
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,866,108

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$740,168,690
Aggregate gross unrealized depreciation	(1,122,193)

Net unrealized appreciation	$739,046,497

Federal income tax cost of investments	$4,080,256,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,080,068,135)	$4,819,303,483
Receivable from Separate Accounts for Trust shares sold	1,921,672
Receivable for securities sold	54,141
Dividends, interest and other receivables	625
Other assets	52,328

Total assets	4,821,332,249

LIABILITIES
Overdraft payable	30,782
Distribution fees payable – Class IB	992,099
Payable to Separate Accounts for Trust shares redeemed	858,366
Administrative fees payable	553,466
Investment management fees payable	379,511
Trustees’ fees payable	2,873
Distribution fees payable – Class IA	298
Accrued expenses	58,195

Total liabilities	2,875,590

NET ASSETS	$4,818,456,659

Net assets were comprised of:
Paid in capital	$4,064,907,490
Accumulated undistributed net investment income (loss)	(11,171,525)
Accumulated undistributed net realized gain (loss) on investments	25,485,346
Net unrealized appreciation (depreciation) on investments	739,235,348

Net assets	$4,818,456,659

Class IA
Net asset value, offering and redemption price per share, $1,444,805 / 82,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.43

Class IB
Net asset value, offering and redemption price per share, $4,817,011,854 / 276,125,860 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$2,183
Interest	733

Total income	2,916

EXPENSES
Distribution fees – Class IB	5,771,199
Administrative fees	3,229,323
Investment management fees	2,210,350
Printing and mailing expenses	174,691
Professional fees	83,368
Trustees’ fees	53,900
Custodian fees	17,397
Distribution fees – Class IA	1,758
Miscellaneous	35,927

Total expenses	11,577,913

NET INVESTMENT INCOME (LOSS)	(11,574,997)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,139,889 of realized gain (loss) from affiliates)	1,140,224
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	290,053,573

NET REALIZED AND UNREALIZED GAIN (LOSS)	291,193,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$279,618,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,574,997)	$35,601,692
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	1,140,224	29,548,230
Net change in unrealized appreciation (depreciation) on investments	290,053,573	241,673,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	279,618,800	306,823,828

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(12,403)
Class IB	—	(39,906,909)

	—	(39,919,312)

Distributions from net realized capital gains
Class IA	—	(10,237)
Class IB	—	(32,371,290)

	—	(32,381,527)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(72,300,839)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 388 and 476 shares, respectively ]	6,485	6,987
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,380 shares, respectively ]	—	22,640
Capital shares repurchased [ (1,002) and (2,083) shares, respectively ]	(17,066)	(32,741)

Total Class IA transactions	(10,581)	(3,114)

Class IB
Capital shares sold [ 14,924,359 and 53,475,975 shares, respectively ]	254,139,107	834,725,075
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,401,616 shares, respectively ]	—	72,278,199
Capital shares repurchased [ (8,200,737) and (41,435,685) shares, respectively ]	(139,898,946)	(625,008,942)

Total Class IB transactions	114,240,161	281,994,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	114,229,580	281,991,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	393,848,380	516,514,207
NET ASSETS:
Beginning of period	4,424,608,279	3,908,094,072

End of period (a)	$4,818,456,659	$4,424,608,279

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(11,171,525)	$403,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016		2015		2014		2013		2012
Net asset value, beginning of period	$16.40		$15.43		$15.93		$15.65		$13.40		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.13		0.07		0.05		0.01		0.05
Net realized and unrealized gain (loss) on investments	1.07		1.11		(0.22)		0.82		2.70		1.31

Total from investment operations	1.03		1.24		(0.15)		0.87		2.71		1.36

Less distributions:
Dividends from net investment income	—		(0.15)		(0.18)		(0.21)		(0.38)		(0.10)
Distributions from net realized gains	—		(0.12)		(0.17)		(0.38)		(0.08)		—

Total dividends and distributions	—		(0.27)		(0.35)		(0.59)		(0.46)		(0.10)

Net asset value, end of period	$17.43		$16.40		$15.43		$15.93		$15.65		$13.40

Total return (b)	6.28%		8.07%		(0.95)%		5.57%		20.25%		11.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,445		$1,370		$1,292		$1,323		$1,288		$1,279
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(n)	0.51	%(m)	0.52	%(k)	0.52	%(j)	0.51	%(j)	0.51	%(j)
Before waivers and reimbursements (a)(f)	0.50%		0.51%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.83%		0.43%		0.31%		0.06%		0.36%
Before waivers and reimbursements (a)(f)(x)	(0.50)%		0.83%		0.43%		0.31%		0.05%		0.33%
Portfolio turnover rate (z)^	2%		15%		2%		5%		5%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014		2013		2012
Net asset value, beginning of period	$16.42		$15.44		$15.95		$15.66		$13.41		$12.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.08		0.07		0.04		0.07
Net realized and unrealized gain (loss) on investments	1.06		1.11		(0.24)		0.81		2.67		1.29

Total from investment operations	1.02		1.25		(0.16)		0.88		2.71		1.36

Less distributions:
Dividends from net investment income	—		(0.15)		(0.18)		(0.21)		(0.38)		(0.10)
Distributions from net realized gains	—		(0.12)		(0.17)		(0.38)		(0.08)		—

Total dividends and distributions	—		(0.27)		(0.35)		(0.59)		(0.46)		(0.10)

Net asset value, end of period	$17.44		$16.42		$15.44		$15.95		$15.66		$13.41

Total return (b)	6.21%		8.13%		(1.01)%		5.63%		20.24%		11.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,817,012		$4,423,238		$3,906,802		$3,285,231		$2,288,717		$1,211,933
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(n)	0.51	%(m)	0.52	%(k)	0.52	%(j)	0.51	%(j)	0.51	%(j)
Before waivers and reimbursements (a)(f)	0.50%		0.51%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.88%		0.50%		0.44%		0.27%		0.55%
Before waivers and reimbursements (a)(f)(x)	(0.50)%		0.88%		0.50%		0.44%		0.26%		0.53%
Portfolio turnover rate (z)^	2%		15%		2%		5%		5%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA and 1.08% for Class IB.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA and 1.10% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA and 1.07% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	81.5%
Fixed Income	18.5

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
AXA 500 Managed Volatility Portfolio	50.6%
AXA 2000 Managed Volatility Portfolio	16.2
AXA International Managed Volatility Portfolio	12.8
EQ/Intermediate Government Bond Portfolio	8.5
EQ/Core Bond Index Portfolio	7.7
AXA/AB Short Duration Government Bond Portfolio	2.3
AXA 400 Managed Volatility Portfolio	1.9
JPMorgan Prime Money Market Fund, IM Shares	0.0	#

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,070.35	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.52

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.50%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	24,105,665	$508,937,143
AXA 400 Managed Volatility Portfolio‡	2,562,994	58,327,009
AXA 500 Managed Volatility Portfolio‡	71,211,670	1,594,001,956
AXA International Managed Volatility Portfolio‡	30,804,464	403,468,736
AXA/AB Short Duration Government Bond Portfolio‡	7,293,504	72,333,886
EQ/Core Bond Index Portfolio‡	24,216,246	242,108,480
EQ/Intermediate Government Bond Portfolio‡	25,843,286	266,691,875

Total Investment Companies (100.0%) (Cost $2,807,448,565)		3,145,869,085

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	43,270	$43,283

Total Short-Term Investment (0.0%) (Cost $43,287)		43,283

Total Investments (100.0%) (Cost $2,807,491,852)		3,145,912,368
Other Assets Less Liabilities (0.0%)		(1,437,792)

Net Assets (100%)		$3,144,474,576

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$450,240,374	$37,152,221	$787,193	$508,937,143	$—	$10
AXA 400 Managed Volatility Portfolio	50,752,428	4,717,743	99,966	58,327,009	—	(4)
AXA 500 Managed Volatility Portfolio	1,378,420,931	119,122,998	30,486,764	1,594,001,956	—	37,283
AXA International Managed Volatility Portfolio	327,464,461	29,485,891	624,749	403,468,736	—	15
AXA/AB Short Duration Government Bond Portfolio	64,111,089	8,266,331	162,439	72,333,886	—	(1)
EQ/Core Bond Index Portfolio	208,049,234	30,991,534	374,894	242,108,480	—	(35)
EQ/Intermediate Government Bond Portfolio	230,837,712	34,150,406	424,841	266,691,875	—	(1)

	$2,709,876,229	$263,887,124	$32,960,846	$3,145,869,085	$—	$37,267

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,145,869,085	$—	$3,145,869,085
Short-Term Investments
Investment Companies	43,283	—	—	43,283

Total Assets	$43,283	$3,145,869,085	$—	$3,145,912,368

Total Liabilities	$—	$—	$—	$—

Total	$43,283	$3,145,869,085	$—	$3,145,912,368

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$263,887,124
Net Proceeds of Sales and Redemptions:
Investment Companies	$32,998,113

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,459,683
Aggregate gross unrealized depreciation	(2,777,433)

Net unrealized appreciation	$332,682,250

Federal income tax cost of investments	$2,813,230,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,807,448,565)	$3,145,869,085
Unaffiliated Issuers (Cost $43,287)	43,283
Receivable for securities sold	1,250,249
Receivable from Separate Accounts for Trust shares sold	781,534
Dividends, interest and other receivables	919
Other assets	33,303

Total assets	3,147,978,373

LIABILITIES
Overdraft payable	610,249
Payable to Separate Accounts for Trust shares redeemed	945,769
Payable for securities purchased	668,205
Distribution fees payable – Class IB	644,730
Administrative fees payable	359,570
Investment management fees payable	250,876
Trustees’ fees payable	1,933
Accrued expenses	22,465

Total liabilities	3,503,797

NET ASSETS	$3,144,474,576

Net assets were comprised of:
Paid in capital	$2,802,326,060
Accumulated undistributed net investment income (loss)	(7,178,781)
Accumulated undistributed net realized gain (loss) on investments	10,906,781
Net unrealized appreciation (depreciation) on investments	338,420,516

Net assets	$3,144,474,576

Class IB
Net asset value, offering and redemption price per share, $3,144,474,576 / 222,291,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$6,989
Interest	1,161

Total income	8,150

EXPENSES
Distribution fees – Class IB	3,667,130
Administrative fees	2,051,233
Investment management fees	1,431,207
Printing and mailing expenses	110,313
Professional fees	59,529
Trustees’ fees	33,615
Custodian fees	13,622
Miscellaneous	21,047

Total expenses	7,387,696

NET INVESTMENT INCOME (LOSS)	(7,379,546)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($37,267 of realized gain (loss) from affiliates)	38,042
Net change in unrealized appreciation (depreciation) on investments ($205,066,578 of change in unrealized appreciation (depreciation) from affiliates)	205,066,574

NET REALIZED AND UNREALIZED GAIN (LOSS)	205,104,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,725,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,379,546)	$22,484,100
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	38,042	14,765,187
Net change in unrealized appreciation (depreciation) on investments	205,066,574	155,701,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	197,725,070	192,951,186

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(25,451,746)
Distributions from net realized capital gains
Class IB	—	(21,415,181)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(46,866,927)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 20,891,092 and 64,525,833 shares, respectively ]	287,400,050	805,175,905
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,550,375 shares, respectively ]	—	46,866,927
Capital shares repurchased [ (3,611,627) and (44,437,488) shares, respectively ]	(50,007,881)	(525,237,412)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	237,392,169	326,805,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	435,117,239	472,889,679
NET ASSETS:
Beginning of period	2,709,357,337	2,236,467,658

End of period (a)	$3,144,474,576	$2,709,357,337

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,178,781)	$200,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,								April 12, 2012* to December 31, 2012
			2016		2015		2014		2013
Net asset value, beginning of period	$13.22		$12.33		$12.77		$12.45		$10.40		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.07		0.07		0.06		0.17
Net realized and unrealized gain (loss) on investments	0.96		1.01		(0.21)		0.71		2.37		0.33

Total from investment operations	0.93		1.13		(0.14)		0.78		2.43		0.50

Less distributions:
Dividends from net investment income	—		(0.13)		(0.16)		(0.19)		(0.34)		(0.10)
Distributions from net realized gains	—		(0.11)		(0.14)		(0.27)		(0.04)		—	#

Total dividends and distributions	—		(0.24)		(0.30)		(0.46)		(0.38)		(0.10)

Net asset value, end of period	$14.15		$13.22		$12.33		$12.77		$12.45		$10.40

Total return (b)	7.03%		9.15%		(1.14)%		6.24%		23.38%		5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,144,475		$2,709,357		$2,236,468		$1,585,314		$741,510		$124,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(n)	0.51	%(j)	0.51	%(j)	0.53	%(k)	0.55	%(m)	0.55	%(m)
Before waivers (a)(f)	0.50%		0.51%		0.51%		0.53%		0.55%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.96%		0.56%		0.55%		0.50%		2.31	%(l)
Before waivers (a)(f)(x)	(0.50)%		0.96%		0.56%		0.55%		0.50%		2.10	%(l)
Portfolio turnover rate (z)^	1%		20%		2%		4%		5%		2%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	100.0%

Top Holdings (as a percentage of Total Investments) As of June 30, 2017
AXA/Templeton Global Equity Managed Volatility Portfolio	34.6%
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	32.9
AXA/Franklin Balanced Managed Volatility Portfolio	32.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,072.71	$2.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.15
Class IB
Actual	1,000.00	1,072.71	2.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.15

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.43% and 0.43%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	37,130,055	$409,927,802
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	28,085,768	414,306,959
AXA/Templeton Global Equity Managed Volatility Portfolio‡	33,568,281	435,124,296

Total Investments (100.1%) (Cost $821,602,589)		1,259,359,057
Other Assets Less Liabilities (-0.1%)		(712,432)

Net Assets (100%)		$1,258,646,625

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$396,938,807	$13,094,006	$18,318,630	$409,927,802	$—	$(12,083)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	414,914,034	1,094,007	24,042,647	414,306,959	—	6,263,899
AXA/Templeton Global Equity Managed Volatility Portfolio	408,537,948	1,094,335	16,522,710	435,124,296	—	1,789,329

	$1,220,390,789	$15,282,348	$58,883,987	$1,259,359,057	$—	$8,041,145

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,259,359,057	$—	$1,259,359,057

Total Assets	$—	$1,259,359,057	$—	$1,259,359,057

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,259,359,057	$—	$1,259,359,057

There were no transfers between Levels 1, 2 or 3 for the six months ended June 30, 2017.

The Portfolio held no derivatives contracts for the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,282,348
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$66,925,132

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,105,103
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$438,105,103

Federal income tax cost of investments	$821,253,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $821,602,589)	$1,259,359,057
Receivable for securities sold	344,371
Receivable from Separate Accounts for Trust shares sold	114,485
Other assets	14,115

Total assets	1,259,832,028

LIABILITIES
Overdraft payable	338,187
Payable to Separate Accounts for Trust shares redeemed	293,277
Distribution fees payable – Class IB	258,752
Administrative fees payable	145,173
Investment management fees payable	16,462
Distribution fees payable – Class IA	1,552
Trustees’ fees payable	991
Accrued expenses	131,009

Total liabilities	1,185,403

NET ASSETS	$1,258,646,625

Net assets were comprised of:
Paid in capital	$930,718,643
Accumulated undistributed net investment income (loss)	(1,881,932)
Accumulated undistributed net realized gain (loss) on investments	(107,946,554)
Net unrealized appreciation (depreciation) on investments	437,756,468

Net assets	$1,258,646,625

Class IA
Net asset value, offering and redemption price per share, $7,416,254 / 652,691 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.36

Class IB
Net asset value, offering and redemption price per share, $1,251,230,371 / 110,136,144 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$3,867
Interest	505

Total income	4,372

EXPENSES
Distribution fees – Class IB	1,544,682
Administrative fees	869,363
Investment management fees	310,819
Printing and mailing expenses	47,323
Professional fees	36,187
Trustees’ fees	14,732
Custodian fees	12,651
Distribution fees – Class IA	9,369
Miscellaneous	10,037

Gross expenses	2,855,163
Less: Waiver from investment manager	(185,044)

Net expenses	2,670,119

NET INVESTMENT INCOME (LOSS)	(2,665,747)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($8,041,145 of realized gain (loss) from affiliates)	8,041,294
Net change in unrealized appreciation (depreciation) on investments ($82,569,907 of change in unrealized appreciation (depreciation) from affiliates)	82,569,918

NET REALIZED AND UNREALIZED GAIN (LOSS)	90,611,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,945,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,665,747)	$19,411,696
Net realized gain (loss) on investments	8,041,294	8,736,708
Net change in unrealized appreciation (depreciation) on investments	82,569,918	78,656,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	87,945,465	106,805,188

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(122,641)
Class IB	—	(19,291,244)

	—	(19,413,885)

Distributions from net realized capital gains
Class IA	—	(55,113)
Class IB	—	(8,680,841)

	—	(8,735,954)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(28,149,839)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 38,821 and 44,423 shares, respectively ]	430,363	454,637
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,699 shares, respectively ]	—	177,754
Capital shares repurchased [ (107,172) and (177,985) shares, respectively ]	(1,184,163)	(1,805,053)

Total Class IA transactions	(753,800)	(1,172,662)

Class IB
Capital shares sold [ 1,648,065 and 2,179,371 shares, respectively ]	18,159,623	22,123,899
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,628,142 shares, respectively ]	—	27,972,085
Capital shares repurchased [ (6,143,746) and (18,218,719) shares, respectively ]	(68,100,996)	(181,622,724)

Total Class IB transactions	(49,941,373)	(131,526,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,695,173)	(132,699,402)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,250,292	(54,044,053)
NET ASSETS:
Beginning of period	1,221,396,333	1,275,440,386

End of period (a)	$1,258,646,625	$1,221,396,333

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,881,932)	$783,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.59		$9.90	$10.37	$10.03	$8.23	$7.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16	0.14	0.24	0.14	0.19
Net realized and unrealized gain (loss) on investments	0.79		0.78	(0.42)	0.32	1.77	0.89

Total from investment operations	0.77		0.94	(0.28)	0.56	1.91	1.08

Less distributions:
Dividends from net investment income	—		(0.17)	(0.13)	(0.18)	(0.11)	(0.15)
Distributions from net realized gains	—		(0.08)	(0.06)	(0.04)	—	—

Total dividends and distributions	—		(0.25)	(0.19)	(0.22)	(0.11)	(0.15)

Net asset value, end of period	$11.36		$10.59	$9.90	$10.37	$10.03	$8.23

Total return (b)	7.27%		9.47%	(2.74)%	5.49%	23.20%	14.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,416		$7,636	$8,293	$6,475	$3,504	$1,638
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.40%	0.40%	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.46%		0.47%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%		1.60%	1.30%	2.33%	1.55%	2.41%
Before waivers and reimbursements (a)(f)(x)	(0.46)%		1.53%	1.24%	2.26%	1.48%	2.33%
Portfolio turnover rate (z)^	1%		4%	4%	5%	8%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.59		$9.90	$10.37	$10.03	$8.23	$7.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16	0.12	0.17	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.79		0.78	(0.40)	0.39	1.81	0.94

Total from investment operations	0.77		0.94	(0.28)	0.56	1.91	1.08

Less distributions:
Dividends from net investment income	—		(0.17)	(0.13)	(0.18)	(0.11)	(0.15)
Distributions from net realized gains	—		(0.08)	(0.06)	(0.04)	—	—

Total dividends and distributions	—		(0.25)	(0.19)	(0.22)	(0.11)	(0.15)

Net asset value, end of period	$11.36		$10.59	$9.90	$10.37	$10.03	$8.23

Total return (b)	7.27%		9.47%	(2.74)%	5.49%	23.20%	14.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,251,230		$1,213,760	$1,267,147	$1,434,022	$1,493,718	$1,322,931
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.40%	0.40%	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.46%		0.47%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%		1.61%	1.19%	1.65%	1.11%	1.75%
Before waivers and reimbursements (a)(f)(x)	(0.46)%		1.55%	1.13%	1.57%	1.04%	1.67%
Portfolio turnover rate (z)^	1%		4%	4%	5%	8%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IA and 1.25% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT ENERGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Alternatives	83.0%
Repurchase Agreements	16.3
Fixed Income	0.7

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
Energy Select Sector SPDR Fund	21.0%
Vanguard Energy Fund	13.2
iShares U.S. Energy Fund	12.1
Deutsche Bank Securities, Inc.	10.7
iShares Global Energy Fund	6.1
iShares North American Natural Resources Fund	4.1
PowerShares S&P SmallCap Energy Portfolio	3.7
PowerShares Dynamic Energy Exploration & Production Portfolio	2.4
iShares Global Clean Energy Fund	2.3
PowerShares Dynamic Oil & Gas Services Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$861.56	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.11
Class K
Actual	1,000.00	862.90	2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.81	3.02

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.82% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
Energy Select Sector SPDR Fund	17,790	$1,154,927
iShares Global Clean Energy Fund	14,500	124,120
iShares Global Energy Fund (x)	10,730	333,059
iShares North American Natural Resources Fund (x)	7,160	226,686
iShares U.S. Energy Fund (x)	18,650	662,075
iShares U.S. Oil & Gas Exploration & Production Fund (x)	1,920	105,024
iShares U.S. Oil Equipment & Services Fund (x)	3,140	105,975
PowerShares Cleantech Portfolio	1,980	76,309
PowerShares DWA Energy Momentum Portfolio (x)	3,480	116,302
PowerShares Dynamic Energy Exploration & Production Portfolio	6,850	130,424
PowerShares Dynamic Oil & Gas Services Portfolio	12,650	118,783
Powershares Global Clean Energy Portfolio	6,190	73,785
PowerShares S&P SmallCap Energy Portfolio	15,160	201,325
PowerShares WilderHill Clean Energy Portfolio	21,010	91,183
PowerShares WilderHill Progressive Energy Portfolio	2,570	65,089
SPDR S&P International Energy Sector Fund	870	15,225
SPDR S&P Oil & Gas Equipment & Services Fund (x)	7,230	111,848
SPDR S&P Oil & Gas Exploration & Production Fund (x)	3,690	117,785
Vanguard Energy Fund (x)	8,160	722,160

Total Exchange Traded Funds (99.8%) (Cost $6,764,838)		4,552,084

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	39,606	39,618

	Principal Amount	Value (Note 1)
Repurchase Agreements (19.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $102,000. (xx)	$100,000	100,000
	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $33,344, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $37,068. (xx)	$33,340	$33,340
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $100,013, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $75,845, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $77,354. (xx)	75,837	75,837
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $584,888, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $596,529. (xx)	584,832	584,832

Total Repurchase Agreements		894,009

Total Short-Term Investments (20.4%) (Cost $933,629)		933,627

Total Investments (120.2%) (Cost $7,698,467)		5,485,711
Other Assets Less Liabilities (-20.2%)		(922,852)

Net Assets (100%)		$4,562,859

(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $929,606. This was secured by cash collateral of $894,009 which was subsequently invested in joint repurchase agreements with a total value of $894,009, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $54,725 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,552,084	$—	$—	$4,552,084
Short-Term Investments
Investment Companies	39,618	—	—	39,618
Repurchase Agreements	—	894,009	—	894,009

Total Assets	$4,591,702	$894,009	$—	$5,485,711

Total Liabilities	$—	$—	$—	$—

Total	$4,591,702	$894,009	$—	$5,485,711

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$620,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,126,301

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,090
Aggregate gross unrealized depreciation	(2,261,957)

Net unrealized depreciation	$(2,241,867)

Federal income tax cost of investments	$7,727,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $6,804,458)	$4,591,702
Repurchase Agreements (Cost $894,009)	894,009
Cash	13,000
Receivable from investment manager	3,468
Security lending income receivable	1,831
Dividends, interest and other receivables	26
Receivable from Separate Accounts for Trust shares sold	9
Other assets	67

Total assets	5,504,112

LIABILITIES
Payable for return of collateral on securities loaned	894,009
Payable for securities purchased	17,738
Distribution fees payable – Class IB	699
Payable to Separate Accounts for Trust shares redeemed	108
Trustees’ fees payable	9
Accrued expenses	28,690

Total liabilities	941,253

NET ASSETS	$4,562,859

Net assets were comprised of:
Paid in capital	$6,872,145
Accumulated undistributed net investment income (loss)	43,207
Accumulated undistributed net realized gain (loss) on investments	(139,737)
Net unrealized appreciation (depreciation) on investments	(2,212,756)

Net assets	$4,562,859

Class IB
Net asset value, offering and redemption price per share, $3,407,447 / 531,728 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.41

Class K
Net asset value, offering and redemption price per share, $1,155,412 / 180,069 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.42

(x)	Includes value of securities on loan of $929,606.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$52,491
Interest	21
Securities lending (net)	11,285

Total income	63,797

EXPENSES
Professional fees	19,666
Investment management fees	13,807
Custodian fees	7,439
Distribution fees – Class IB	4,548
Administrative fees	2,716
Printing and mailing expenses	214
Trustees’ fees	68
Miscellaneous	436

Gross expenses	48,894
Less: Waiver from investment manager	(16,523)
Reimbursement from investment manager	(11,781)

Net expenses	20,590

NET INVESTMENT INCOME (LOSS)	43,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(55,746)
Net change in unrealized appreciation (depreciation) on investments	(806,072)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(861,818)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(818,611)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,207	$91,538
Net realized gain (loss) on investments	(55,746)	(37,490)
Net change in unrealized appreciation (depreciation) on investments	(806,072)	1,157,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(818,611)	1,211,903

DIVIDENDS:
Dividends from net investment income
Class IB	—	(53,953)
Class K	—	(38,720)

TOTAL DIVIDENDS	—	(92,673)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 110,001 and 311,320 shares, respectively ]	769,209	2,064,885
Capital shares issued in reinvestment of dividends [ 0 and 7,157 shares, respectively ]	—	53,953
Capital shares repurchased [ (77,636) and (205,375) shares, respectively ]	(536,896)	(1,388,892)

Total Class IB transactions	232,313	729,946

Class K
Capital shares sold [ 27,459 and 86,248 shares, respectively ]	187,938	528,141
Capital shares issued in reinvestment of dividends [ 0 and 5,136 shares, respectively ]	—	38,720
Capital shares repurchased [ (148,798) and (218,563) shares, respectively ]	(995,896)	(1,451,806)

Total Class K transactions	(807,958)	(884,945)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(575,645)	(154,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,394,256)	964,231
NET ASSETS:
Beginning of period	5,957,115	4,992,884

End of period (a)	$4,562,859	$5,957,115

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$43,207	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB			2016	2015	2014
Net asset value, beginning of period	$7.44		$6.13	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.11	0.12	0.08	0.04
Net realized and unrealized gain (loss) on investments	(1.09)		1.31	(2.18)	(1.59)	0.10

Total from investment operations	(1.03)		1.42	(2.06)	(1.51)	0.14

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.12)	(0.06)
Distributions from net realized gains	—		—	—	(0.03)	—
Return of capital	—		—	— #	(0.02)	(0.10)

Total dividends and distributions	—		(0.11)	(0.11)	(0.17)	(0.16)

Net asset value, end of period	$6.41		$7.44	$6.13	$8.30	$9.98

Total return (b)	(13.84)%		23.17%	(24.77)%	(15.18)%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,407		$3,715	$2,367	$2,417	$2,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.82	%(j)	0.95%	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.86%		2.40%	2.62%	2.65%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%		1.64%	1.54%	0.83%	2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	0.57%		0.20%	(0.13)%	(0.87)%	(0.16	)%(l)
Portfolio turnover rate (z)^	11%		38%	22%	4%	5%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			October 28, 2013* to December 31, 2013
Class K			2016	2015	2014
Net asset value, beginning of period	$7.44		$6.13	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.12	0.12	0.11	0.05
Net realized and unrealized gain (loss) on investments	(1.07)		1.32	(2.16)	(1.60)	0.09

Total from investment operations	(1.02)		1.44	(2.04)	(1.49)	0.14

Less distributions:
Dividends from net investment income	—		(0.13)	(0.13)	(0.14)	(0.06)
Distributions from net realized gains	—		—	—	(0.03)	—
Return of capital	—		—	— #	(0.02)	(0.10)

Total dividends and distributions	—		(0.13)	(0.13)	(0.19)	(0.16)

Net asset value, end of period	$6.42		$7.44	$6.13	$8.30	$9.98

Total return (b)	(13.71)%		23.48%	(24.59)%	(14.97)%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,155		$2,242	$2,626	$3,741	$3,361
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.70%	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.59%		2.07%	2.26%	2.40%	3.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.47%		1.79%	1.63%	1.06%	2.73	%(l)
Before waivers and reimbursements (a)(f)(x)	0.48%		0.42%	0.07%	(0.64)%	0.09	%(l)
Portfolio turnover rate (z)^	11%		38%	22%	4%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.70% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2017
Equity	81.0%
Repurchase Agreements	18.3
Fixed Income	0.7

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2017
iShares Edge MSCI Min Vol Global Fund	22.8%
iShares Edge MSCI Min Vol EAFE Fund	10.6
PowerShares S&P International Developed Low Volatility Portfolio	10.2
Nomura Securities Co. Ltd.	7.7
PowerShares S&P MidCap Low Volatility Portfolio	5.5
PowerShares S&P 500 High Dividend Low Volatility Portfolio	4.9
iShares Edge MSCI Min Vol Emerging Markets Fund	4.9
PowerShares S&P 500 Low Volatility Portfolio	4.9
iShares Edge MSCI Min Vol USA Fund	4.9
PowerShares S&P Emerging Markets Low Volatility Portfolio	4.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,104.80	$4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.56	4.27
Class K
Actual	1,000.00	1,105.78	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.92

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.85% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Edge MSCI Min Vol EAFE Fund (x)	19,970	$1,382,723
iShares Edge MSCI Min Vol Emerging Markets Fund (x)	11,570	640,978
iShares Edge MSCI Min Vol Global Fund	37,680	2,980,488
iShares Edge MSCI Min Vol USA Fund (x)	13,000	636,090
PowerShares S&P 500 High Dividend Low Volatility Portfolio (x)	15,960	642,071
PowerShares S&P 500 Low Volatility Portfolio (x)	14,280	638,744
PowerShares S&P Emerging Markets Low Volatility Portfolio (x)	25,970	622,241
PowerShares S&P International Developed Low Volatility Portfolio (x)	41,240	1,332,464
PowerShares S&P MidCap Low Volatility Portfolio (x)	16,460	712,224
PowerShares S&P SmallCap Low Volatility Portfolio	8,270	360,776
SPDR SSGA US Large Cap Low Volatility Index Fund	3,270	282,973
SPDR SSGA US Small Cap Low Volatility Index Fund (x)	3,610	333,201

Total Exchange Traded Funds (99.4%) (Cost $9,606,464)		10,564,973

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	101,190	101,220

	Principal Amount	Value (Note 1)
Repurchase Agreements (22.4%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $300,028, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $306,000. (xx)	$300,000	300,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $150,019, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $166,774. (xx)	$150,000	$150,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $86,312, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $95,953. (xx)	86,302	86,302
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $196,262, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $200,168. (xx)	196,244	196,244
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $200,022, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $204,024. (xx)	200,000	200,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $750,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $765,001. (xx)	750,000	750,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $255,000. (xx)	250,000	250,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $255,007. (xx)	$250,000	$250,000

Total Repurchase Agreements		2,382,546

Total Short-Term Investments (23.3%) (Cost $2,483,776)		2,483,766

Total Investments (122.7%) (Cost $12,090,240)		13,048,739
Other Assets Less Liabilities (-22.7%)		(2,417,129)

Net Assets (100%)		$10,631,610

(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $2,334,883. This was secured by cash collateral of $2,382,546 which was subsequently invested in joint repurchase agreements with a total value of $2,382,546, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,564,973	$—	$—	$10,564,973
Short-Term Investments
Investment Companies	101,220	—	—	101,220
Repurchase Agreements	—	2,382,546	—	2,382,546

Total Assets	$10,666,193	$2,382,546	$—	$13,048,739

Total Liabilities	$—	$—	$—	$—

Total	$10,666,193	$2,382,546	$—	$13,048,739

There were no transfers between Levels 1, 2 or 3 for the six months ended June 30, 2017.

The Portfolio held no derivatives contracts for the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,735,906
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$886,,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,002,117
Aggregate gross unrealized depreciation	(44,460)

Net unrealized appreciation	$957,657

Federal income tax cost of investments	$12,091,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $9,707,694)	$10,666,193
Repurchase Agreements (Cost $2,382,546)	2,382,546
Cash	10,648
Receivable from Separate Accounts for Trust shares sold	4,822
Security lending income receivable	2,936
Receivable for securities sold	1,352
Receivable from investment manager	851
Dividends, interest and other receivables	207
Other assets	113

Total assets	13,069,668

LIABILITIES
Payable for return of collateral on securities loaned	2,382,546
Payable for securities purchased	26,086
Payable to Separate Accounts for Trust shares redeemed	850
Distribution fees payable – Class IB	666
Trustees’ fees payable	17
Accrued expenses	27,893

Total liabilities	2,438,058

NET ASSETS	$10,631,610

Net assets were comprised of:
Paid in capital	$9,524,266
Accumulated undistributed net investment income (loss)	127,831
Accumulated undistributed net realized gain (loss) on investments	21,014
Net unrealized appreciation (depreciation) on investments	958,499

Net assets	$10,631,610

Class IB
Net asset value, offering and redemption price per share, $3,292,062 / 291,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.28

Class K
Net asset value, offering and redemption price per share, $7,339,548 / 650,192 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

(x)	Includes value of securities on loan of $2,334,883.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$113,021
Interest	21
Securities lending (net)	23,872

Total income	136,914

EXPENSES
Investment management fees	20,652
Professional fees	19,695
Custodian fees	5,951
Administrative fees	4,061
Distribution fees – Class IB	3,729
Printing and mailing expenses	379
Trustees’ fees	82
Miscellaneous	452

Gross expenses	55,001
Less: Waiver from investment manager	(24,713)
Reimbursement from investment manager	(2,197)

Net expenses	28,091

NET INVESTMENT INCOME (LOSS)	108,823

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	11,972
Net change in unrealized appreciation (depreciation) on investments	623,882

NET REALIZED AND UNREALIZED GAIN (LOSS)	635,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$744,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$108,823	$142,540
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	11,972	151,133
Net change in unrealized appreciation (depreciation) on investments	623,882	195,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	744,677	488,983

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(62,967)
Class K	—	(60,565)

	—	(123,532)

Distributions from net realized capital gains
Class IB	—	(76,116)
Class K	—	(65,813)

	—	(141,929)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(265,461)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 35,217 and 78,165 shares, respectively ]	385,252	823,202
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,682 shares, respectively ]	—	139,083
Capital shares repurchased [ (10,437) and (86,324) shares, respectively ]	(114,003)	(920,375)

Total Class IB transactions	271,249	41,910

Class K
Capital shares sold [ 527,848 and 32,650 shares, respectively ]	5,725,917	341,854
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,436 shares, respectively ]	—	126,378
Capital shares repurchased [ (108,602) and (126,257) shares, respectively ]	(1,197,558)	(1,333,753)

Total Class K transactions	4,528,359	(865,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,799,608	(823,611)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,544,285	(600,089)
NET ASSETS:
Beginning of period	5,087,325	5,687,414

End of period (a)	$10,631,610	$5,087,325

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$127,831	$19,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB			2016	2015	2014
Net asset value, beginning of period	$10.21		$9.91	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.27	0.16	0.20	0.08
Net realized and unrealized gain (loss) on investments	0.96		0.58	(0.20)	0.60	(0.07)

Total from investment operations	1.07		0.85	(0.04)	0.80	0.01

Less distributions:
Dividends from net investment income	—		(0.25)	(0.17)	(0.23)	(0.11)
Distributions from net realized gains	—		(0.30)	(0.26)	— #	—
Return of capital	—		—	(0.03)	—	(0.06)

Total dividends and distributions	—		(0.55)	(0.46)	(0.23)	(0.17)

Net asset value, end of period	$11.28		$10.21	$9.91	$10.41	$9.84

Total return (b)	10.48%		8.60%	(0.35)%	8.16%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,292		$2,729	$2,594	$2,965	$2,056
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%(j)	0.95%	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.53%		2.31%	2.44%	2.68%	3.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.13%		2.60%	1.47%	1.94%	4.81	%(l)
Before waivers and reimbursements (a)(f)(x)	1.45%		1.24%	(0.02)%	0.21%	1.99	%(l)
Portfolio turnover rate (z)^	11%		15%	15%	2%	1%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			October 28, 2013* to December 31, 2013
Class K			2016	2015	2014
Net asset value, beginning of period	$10.21		$9.91	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.28	0.17	0.22	0.09
Net realized and unrealized gain (loss) on investments	0.92		0.60	(0.19)	0.61	(0.08)

Total from investment operations	1.08		0.88	(0.02)	0.83	0.01

Less distributions:
Dividends from net investment income	—		(0.28)	(0.19)	(0.26)	(0.11)
Distributions from net realized gains	—		(0.30)	(0.26)	— #	—
Return of capital	—		—	(0.03)	—	(0.06)

Total dividends and distributions	—		(0.58)	(0.48)	(0.26)	(0.17)

Net asset value, end of period	$11.29		$10.21	$9.91	$10.41	$9.84

Total return (b)	10.58%		8.89%	(0.09)%	8.43%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,340		$2,358	$3,094	$4,187	$2,998
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.70%	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.22%		1.99%	2.14%	2.45%	3.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.92%		2.66%	1.64%	2.10%	5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	2.28%		1.37%	0.20%	0.35%	2.24	%(l)
Portfolio turnover rate (z)^	11%		15%	15%	2%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.94% for Class IB and 0.67% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Exchange Traded Funds	29.8%
Information Technology	25.3
Repurchase Agreements	21.8
Health Care	15.0
Consumer Discretionary	8.1
Financials	6.5
Industrials	6.2
Energy	3.6
Real Estate	1.8
Telecommunication Services	1.0
Materials	1.0
Consumer Staples	0.5
Utilities	0.4
Investment Companies	0.1
Cash and Other	(21.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,093.14	$6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.91	5.94
Class K
Actual	1,000.00	1,094.30	4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.15	4.69

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.19% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.5%)
Food Products (0.5%)
Bunge Ltd.
4.875%	345	$35,966
Post Holdings, Inc.
2.500%	320	47,080

Total Consumer Staples		83,046

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Hess Corp.
8.000%	820	45,608
Kinder Morgan, Inc.
9.750% (x)	985	43,222
Southwestern Energy Co.
6.250%	2,315	33,776
WPX Energy, Inc.
6.250%	860	40,566

Total Energy		163,172

Financials (4.2%)
Banks (3.9%)
Bank of America Corp.
7.250%	100	126,199
Huntington Bancshares, Inc.
8.500%	190	274,360
Wells Fargo & Co.
7.500%	200	262,222

		662,781

Capital Markets (0.1%)
AMG Capital Trust II
5.150% (x)	360	21,285

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Great Ajax Corp. (REIT)
7.250%	1,150	28,209

Total Financials		712,275

Health Care (4.3%)
Health Care Equipment & Supplies (1.0%)
Becton Dickinson and Co.
6.125%*	3,060	167,627

Health Care Providers & Services (1.2%)
Anthem, Inc.
5.250%	3,843	202,987

Pharmaceuticals (2.1%)
Allergan plc
5.500%	417	361,989

Total Health Care		732,603

Industrials (1.3%)
Aerospace & Defense (0.6%)
Arconic, Inc.
5.375%	2,746	98,307

Commercial Services & Supplies (0.2%)
Stericycle, Inc.
5.250% (x)	475	31,796

Machinery (0.5%)
Rexnord Corp.
5.750%	750	$40,688
Stanley Black & Decker, Inc.
5.375%*	435	47,728

		88,416

Total Industrials		218,519

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.8%)
Belden, Inc.
6.750% (x)	827	85,785
MTS Systems Corp.
8.750%	440	52,184

Total Information Technology		137,969

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
iStar, Inc. (REIT)
4.500% (x)	2,000	101,360
Welltower, Inc. (REIT)
6.500%	583	38,630

Total Real Estate		139,990

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.
11.125%	1,460	42,983

Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.
5.500%	1,260	124,286

Total Telecommunication Services		167,269

Utilities (0.4%)
Electric Utilities (0.2%)
Great Plains Energy, Inc.
7.000%	105	5,569
NextEra Energy, Inc.
6.123%	585	31,596

		37,165

Multi-Utilities (0.2%)
Dominion Energy, Inc.
6.750%	640	32,205
DTE Energy Co.
6.500%	105	5,759

		37,964

Total Utilities		75,129

Total Convertible Preferred Stocks (14.2%) (Cost $2,470,474)		2,429,972

EXCHANGE TRADED FUND:
SPDR Bloomberg Barclays Convertible Securities Fund (x)	102,840	5,102,921

Total Exchange Traded Fund (29.8%) (Cost $4,761,304)		5,102,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (55.2%)
Consumer Discretionary (8.1%)
Auto Components (0.1%)
Horizon Global Corp.
2.750%, 7/1/22	$21,000	$19,871

Automobiles (0.8%)
Tesla, Inc.
2.375%, 3/15/22	103,000	129,394

Household Durables (1.6%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	237,000	280,549

Internet & Direct Marketing Retail (1.9%)
Ctrip.com International Ltd.
1.250%, 9/15/22§	24,000	25,875
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47 (b)§	5,000	5,316
Priceline Group, Inc. (The)
1.000%, 3/15/18	148,000	291,837

		323,028

Media (3.7%)
DISH Network Corp.
3.375%, 8/15/26§	282,000	341,925
Liberty Interactive LLC
1.750%, 9/30/46§	129,000	147,463
Liberty Media Corp.
1.375%, 10/15/23	42,000	49,724
Liberty Media Corp-Liberty Formula One
1.000%, 1/30/23§	7,000	8,107
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	91,200

		638,419

Total Consumer Discretionary		1,391,261

Energy (2.7%)
Energy Equipment & Services (1.0%)
Nabors Industries, Inc.
0.750%, 1/15/24 (x)§	70,000	55,694
SEACOR Holdings, Inc.
3.000%, 11/15/28	30,000	25,256
Weatherford International Ltd.
5.875%, 7/1/21 (x)	79,000	79,938

		160,888

Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	57,960
Chesapeake Energy Corp.
5.500%, 9/15/26§	79,000	73,865
PDC Energy, Inc.
1.125%, 9/15/21	88,000	79,860
SM Energy Co.
1.500%, 7/1/21	88,000	79,090

		290,775

Total Energy		451,663

Financials (2.3%)
Capital Markets (0.2%)
New Mountain Finance Corp.
5.000%, 6/15/19	$16,000	$16,560
TCP Capital Corp.
4.625%, 3/1/22§	16,000	16,350

		32,910

Consumer Finance (0.1%)
Encore Capital Group, Inc.
3.250%, 3/15/22§	17,000	18,275
PRA Group, Inc.
3.500%, 6/1/23§	5,000	5,272

		23,547

Insurance (1.1%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	188,578

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	35,000	35,635
New York Mortgage Trust, Inc. (REIT)
6.250%, 1/15/22	18,000	18,135
Starwood Property Trust, Inc. (REIT)
4.000%, 1/15/19	39,000	44,216

		97,986

Thrifts & Mortgage Finance (0.3%)
LendingTree, Inc.
0.625%, 6/1/22§	52,000	56,485

Total Financials		399,506

Health Care (10.7%)
Biotechnology (4.8%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	38,616
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	28,000	26,845
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	142,725
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	93,087
Emergent BioSolutions, Inc.
2.875%, 1/15/21	32,000	41,240
Immunomedics, Inc.
4.750%, 2/15/20	21,000	38,272
Incyte Corp.
1.250%, 11/15/20	58,000	143,840
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	16,000	15,560
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	91,214
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	38,438
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	36,000	35,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Novavax, Inc.
3.750%, 2/1/23	$19,000	$8,146
TESARO, Inc.
3.000%, 10/1/21	28,000	113,015

		826,751

Health Care Equipment & Supplies (1.1%)
DexCom, Inc.
0.750%, 5/15/22§	12,000	12,217
Hologic, Inc.
0.000%, 12/15/43 (e)	44,000	55,467
Invacare Corp.
4.500%, 6/1/22 (b)§	13,000	13,951
NuVasive, Inc.
2.250%, 3/15/21	43,000	59,340
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	47,784

		188,759

Health Care Providers & Services (1.0%)
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	139,900
1.625%, 8/15/44	13,000	16,583
Teladoc, Inc.
3.000%, 12/15/22 (b)§	5,000	5,269

		161,752

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	56,000	56,770
Evolent Health, Inc.
2.000%, 12/1/21§	13,000	16,786

		73,556

Pharmaceuticals (3.4%)
Depomed, Inc.
2.500%, 9/1/21	37,000	32,467
Dermira, Inc.
3.000%, 5/15/22§	32,000	35,320
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	74,121
Jazz Investments I Ltd.
1.875%, 8/15/21	65,000	71,094
Medicines Co. (The)
2.500%, 1/15/22	76,000	98,753
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22§	56,000	59,360
Teva Pharmaceutical Finance Co. LLC
Series C 0.250%, 2/1/26	190,000	203,775

		574,890

Total Health Care		1,825,708

Industrials (4.9%)
Aerospace & Defense (0.1%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23§	12,000	12,660

Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	24,000	25,230

Echo Global Logistics, Inc.
2.500%, 5/1/20	$53,000	$50,748
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	149,506

		225,484

Construction & Engineering (1.3%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	129,920
Tutor Perini Corp.
2.875%, 6/15/21	79,000	93,911

		223,831

Machinery (1.6%)
Chart Industries, Inc.
2.000%, 8/1/18	112,000	111,020
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	52,000	70,395
2.875%, 2/1/24§	4,000	4,287
Navistar International Corp.
4.750%, 4/15/19	35,000	34,103
Trinity Industries, Inc.
3.875%, 6/1/36	47,000	58,897

		278,702

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	61,000	58,446

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	44,200

Total Industrials		843,323

Information Technology (24.5%)
Communications Equipment (2.3%)
CalAmp Corp.
1.625%, 5/15/20	43,000	43,806
Ciena Corp.
3.750%, 10/15/18§	83,000	111,739
4.000%, 12/15/20	43,000	60,818
Finisar Corp.
0.500%, 12/15/36§	47,000	45,884
Lumentum Holdings, Inc.
0.250%, 3/15/24§	7,000	8,194
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	86,000	112,714
Viavi Solutions, Inc.
1.000%, 3/1/24§	12,000	12,540

		395,695

Electronic Equipment, Instruments & Components (0.9%)
Knowles Corp.
3.250%, 11/1/21	31,000	36,444
TTM Technologies, Inc.
1.750%, 12/15/20	40,000	75,000
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	39,094

		150,538

Internet Software & Services (2.8%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	36,000	35,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Cornerstone OnDemand, Inc.
1.500%, 7/1/18	$76,000	$76,285
Pandora Media, Inc.
1.750%, 12/1/20	74,000	70,115
Twitter, Inc.
0.250%, 9/15/19	92,000	86,882
VeriSign, Inc.
3.250%, 8/15/37	68,000	185,130
WebMD Health Corp.
2.625%, 6/15/23	22,000	21,533

		475,180

IT Services (1.0%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22§	74,000	82,510
Cardtronics, Inc.
1.000%, 12/1/20	17,000	16,288
CSG Systems International, Inc.
4.250%, 3/15/36	53,000	57,141
Square, Inc.
0.375%, 3/1/22§	7,000	8,579

		164,518

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	48,000	84,060
Inphi Corp.
1.125%, 12/1/20	19,000	21,304
0.750%, 9/1/21§	8,000	7,715
Integrated Device Technology, Inc.
0.875%, 11/15/22	91,000	96,346
Intel Corp.
3.250%, 8/1/39	57,000	94,193
Microchip Technology, Inc.
1.625%, 2/15/25	73,000	109,820
1.625%, 2/15/27§	287,000	301,709
2.250%, 2/15/37§	7,000	7,306
Micron Technology, Inc.
Series C 2.375%, 5/1/32	30,000	93,562
Series F 2.125%, 2/15/33	54,000	150,424
Series G 3.000%, 11/15/43	130,000	146,250
Novellus Systems, Inc.
2.625%, 5/15/41	65,000	271,334
NVIDIA Corp.
1.000%, 12/1/18	14,000	100,485
ON Semiconductor Corp.
1.000%, 12/1/20	85,000	88,188
Silicon Laboratories, Inc.
1.375%, 3/1/22§	7,000	7,236
Spansion LLC
2.000%, 9/1/20	37,000	99,044
SunPower Corp.
0.750%, 6/1/18	29,000	27,695
4.000%, 1/15/23 (x)	16,000	13,790
Synaptics, Inc.
0.500%, 6/15/22 (b)§	16,000	16,160
Teradyne, Inc.
1.250%, 12/15/23§	5,000	5,753
Veeco Instruments, Inc.
2.700%, 1/15/23	25,000	25,469

		1,767,843

Software (6.9%)
Citrix Systems, Inc.
0.500%, 4/15/19	$90,000	$108,056
FireEye, Inc.
Series A 1.000%, 6/1/35 (x)	104,000	98,020
Series B 1.625%, 6/1/35	25,000	22,766
HubSpot, Inc.
0.250%, 6/1/22§	14,000	13,571
Nuance Communications, Inc.
1.000%, 12/15/35	97,000	93,484
Proofpoint, Inc.
0.750%, 6/15/20	35,000	43,597
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	45,526
RealPage, Inc.
1.500%, 11/15/22§	26,000	28,291
Red Hat, Inc.
0.250%, 10/1/19	66,000	91,121
Rovi Corp.
0.500%, 3/1/20 (x)	40,000	39,275
salesforce.com, Inc.
0.250%, 4/1/18	187,000	247,308
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	51,166
(Zero Coupon), 6/1/22§	66,000	67,237
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	30,608
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	24,000	81,600
Verint Systems, Inc.
1.500%, 6/1/21	81,000	79,329
Workday, Inc.
0.750%, 7/15/18	33,000	40,755

		1,181,710

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	43,000	46,198

Total Information Technology		4,181,682

Materials (1.0%)
Construction Materials (1.0%)
Cemex SAB de CV
3.720%, 3/15/20	144,000	166,320

Total Materials		166,320

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	55,000	57,612
Colony Starwood Homes (REIT)
3.000%, 7/1/19	37,000	43,868
3.500%, 1/15/22§	32,000	34,200
Spirit Realty Capital, Inc. (REIT)
2.875%, 5/15/19 (x)	38,000	37,644

Total Real Estate		173,324

Total Convertible Bonds		9,432,787

Total Long-Term Debt Securities (55.2%) (Cost $8,407,053)		9,432,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	12,035	$12,039

	Principal Amount	Value (Note 1)
Repurchase Agreements (21.8%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $600,057, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $612,000. (xx)	600,000	600,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $50,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $55,591. (xx)	50,000	50,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $306,001. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $650,322, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $663,265. (xx)	650,259	650,259

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $510,000. (xx)	$500,000	$500,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,025,092, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $1,045,529. (xx)	1,025,000	1,025,000

Total Repurchase Agreements		3,725,259

Total Short-Term Investments (21.9%) (Cost $3,737,298)		3,737,298

Total Investments (121.1%) (Cost $19,376,129)		20,702,978
Other Assets Less Liabilities (-21.1%)		(3,613,317)

Net Assets (100%)		$17,089,661

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $1,708,854 or 10.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $40,696 or 0.2% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $3,642,533. This was secured by cash collateral of $3,725,259 which was subsequently invested in joint repurchase agreements with a total value of $3,725,259, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$1,391,261	$—	$1,391,261
Energy	—	451,663	—	451,663
Financials	—	399,506	—	399,506
Health Care	—	1,825,708	—	1,825,708
Industrials	—	843,323	—	843,323
Information Technology	—	4,181,682	—	4,181,682
Materials	—	166,320	—	166,320
Real Estate	—	173,324	—	173,324
Convertible Preferred Stocks
Consumer Staples	35,966	47,080	—	83,046
Energy	163,172	—	—	163,172
Financials	662,781	49,494	—	712,275
Health Care	732,603	—	—	732,603
Industrials	218,519	—	—	218,519
Information Technology	85,785	52,184	—	137,969
Real Estate	38,630	101,360	—	139,990
Telecommunication Services	167,269	—	—	167,269
Utilities	75,129	—	—	75,129
Exchange Traded Funds	5,102,921	—	—	5,102,921
Short-Term Investments
Investment Companies	12,039	—	—	12,039
Repurchase Agreements	—	3,725,259	—	3,725,259

Total Assets	$7,294,814	$13,408,164	$—	$20,702,978

Total Liabilities	$—	$—	$—	$—

Total	$7,294,814	$13,408,164	$—	$20,702,978

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,163,147
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,436,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,881,985
Aggregate gross unrealized depreciation	(680,628)

Net unrealized appreciation	$1,201,357

Federal income tax cost of investments	$19,501,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $15,650,870)	$16,977,719
Repurchase Agreements (Cost $3,725,259)	3,725,259
Cash	108,016
Due from Custodian	112,507
Dividends, interest and other receivables	53,919
Security lending income receivable	1,110
Receivable from Separate Accounts for Trust shares sold	451
Other assets	197

Total assets	20,979,178

LIABILITIES
Payable for return of collateral on securities loaned	3,725,259
Payable for securities purchased	112,507
Investment management fees payable	2,899
Administrative fees payable	1,750
Distribution fees payable – Class IB	1,320
Payable to Separate Accounts for Trust shares redeemed	127
Trustees’ fees payable	25
Accrued expenses	45,630

Total liabilities	3,889,517

NET ASSETS	$17,089,661

Net assets were comprised of:
Paid in capital	$15,350,751
Accumulated undistributed net investment income (loss)	25,502
Accumulated undistributed net realized gain (loss) on investments	386,559
Net unrealized appreciation (depreciation) on investments	1,326,849

Net assets	$17,089,661

Class IB
Net asset value, offering and redemption price per share, $6,439,455 / 577,599 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.15

Class K
Net asset value, offering and redemption price per share, $10,650,206 / 955,994 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.14

(x)	Includes value of securities on loan of $3,642,533.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$140,025
Interest	82,391
Securities lending (net)	8,450

Total income	230,866

EXPENSES
Investment management fees	60,248
Professional fees	29,247
Custodian fees	14,876
Administrative fees	10,677
Distribution fees – Class IB	7,534
Printing and mailing expenses	650
Trustees’ fees	202
Miscellaneous	3,985

Gross expenses	127,419
Less: Waiver from investment manager	(39,225)

Net expenses	88,194

NET INVESTMENT INCOME (LOSS)	142,672

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	472,301
Net change in unrealized appreciation (depreciation) on investments	909,636

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,381,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,524,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$142,672	$349,189
Net realized gain (loss) on investments	472,301	67,877
Net change in unrealized appreciation (depreciation) on investments	909,636	748,059

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,524,609	1,165,125

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(157,164)
Class K	—	(334,691)

	—	(491,855)

Return of capital
Class IB	—	(46,921)
Class K	—	(99,923)

	—	(146,844)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(638,699)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 45,643 and 43,092 shares, respectively ]	494,062	430,468
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,069 shares, respectively ]	—	204,085
Capital shares repurchased [ (14,096) and (220,831) shares, respectively ]	(151,596)	(2,135,408)

Total Class IB transactions	342,466	(1,500,855)

Class K
Capital shares sold [ 119,625 and 220,932 shares, respectively ]	1,303,610	2,182,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 42,826 shares, respectively ]	—	434,614
Capital shares repurchased [ (252,960) and (289,874) shares, respectively ]	(2,746,120)	(2,850,121)

Total Class K transactions	(1,442,510)	(232,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,100,044)	(1,733,544)

TOTAL INCREASE (DECREASE) IN NET ASSETS	424,565	(1,207,118)
NET ASSETS:
Beginning of period	16,665,096	17,872,214

End of period (a)	$17,089,661	$16,665,096

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,502	$(117,170)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 28, 2013* to December 31, 2013
Class IB			2016		2015	2014
Net asset value, beginning of period	$10.20		$9.84		$10.69	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.20		0.19	0.18	0.05
Net realized and unrealized gain (loss) on investments	0.87		0.55		(0.53)	0.71	0.21

Total from investment operations	0.95		0.75		(0.34)	0.89	0.26

Less distributions:
Dividends from net investment income	—		(0.30)		(0.34)	(0.16)	(0.06)
Distributions from net realized gains	—		—		(0.16)	(0.22)	(0.02)
Return of capital	—		(0.09)		(0.01)	—	—

Total dividends and distributions	—		(0.39)		(0.51)	(0.38)	(0.08)

Net asset value, end of period	$11.15		$10.20		$9.84	$10.69	$10.18

Total return (b)	9.31%		7.62%		(3.29)%	8.71%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,439		$5,572		$6,922	$8,080	$5,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.19	%(k)	1.22	%(k)	1.32%**	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.64%		1.70%		1.78%	1.97%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.51%		1.98%		1.77%	1.66%	2.87	%(l)
Before waivers and reimbursements (a)(f)	1.05%		1.50%		1.32%	0.98%	1.90	%(l)
Portfolio turnover rate (z)^	19%		33%		47%	28%	4%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				October 28, 2013* to December 31, 2013
Class K			2016		2015	2014
Net asset value, beginning of period	$10.18		$9.82		$10.67	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.22		0.21	0.21	0.06
Net realized and unrealized gain (loss) on investments	0.87		0.56		(0.53)	0.71	0.20

Total from investment operations	0.96		0.78		(0.32)	0.92	0.26

Less distributions:
Dividends from net investment income	—		(0.32)		(0.36)	(0.21)	(0.06)
Distributions from net realized gains	—		—		(0.16)	(0.22)	(0.02)
Return of capital	—		(0.10)		(0.01)	—	—

Total dividends and distributions	—		(0.42)		(0.53)	(0.43)	(0.08)

Net asset value, end of period	$11.14		$10.18		$9.82	$10.67	$10.18

Total return (b)	9.43%		7.91%		(3.05)%	8.97%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,650		$11,093		$10,951	$12,760	$8,425
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94	%(k)	0.97	%(k)	1.07%**	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.39%		1.45%		1.53%	1.73%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.74%		2.24%		2.01%	1.93%	3.14	%(l)
Before waivers and reimbursements (a)(f)	1.28%		1.76%		1.56%	1.25%	2.12	%(l)
Portfolio turnover rate (z)^	19%		33%		47%	28%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax expense of 0.02%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.30% for Class IB and 1.05% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Investment Companies	22.2%
U.S. Treasury Obligations	13.2
Asset-Backed Securities	9.0
Financials	6.9
Information Technology	6.1
Collateralized Mortgage Obligations	5.5
Health Care	5.4
Consumer Discretionary	5.2
Mortgage-Backed Securities	4.6
Consumer Staples	2.9
Industrials	2.7
Energy	2.5
Telecommunication Services	1.2
Materials	1.0
Utilities	0.7
Repurchase Agreements	0.3
Real Estate	0.2
Cash and Other	10.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,054.10	$4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.41	4.43
Class K
Actual	1,000.00	1,055.86	2.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.66	2.16

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.88% and 0.43%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.0%)
GCAT LLC,
Series 2017-3 A1 3.351%, 4/25/47 (e)§	$918,669	$919,718
New Residential Mortgage Loan Trust,
Series 2017-RPL1 A1 3.598%, 4/25/22 (e)§	983,503	983,719
RASC Trust,
Series 2007-EMX1 A13 1.224%, 1/25/37 (l)	1,142,820	1,001,946
VOLT LVII LLC,
Series 2017-NPL4 A1 3.375%, 4/25/47 (e)§	868,637	869,748
VOLT LVIII LLC,
Series 2017-NPL5 A1 3.375%, 5/28/47 (e)§	966,978	968,245

Total Asset-Backed Securities		4,743,376

Collateralized Mortgage Obligations (5.5%)
FHLMC,
Series 4624 GA 2.500%, 4/15/40	477,431	477,223
FNMA,
Series 2016-52 ZC 3.000%, 8/25/46	558,683	495,027
Series 2016-9 A 3.000%, 9/25/43	400,912	405,415
Series 2017-32 CA 3.000%, 10/25/42	984,384	997,889
Series 2017-51 EA 3.000%, 11/25/42	500,000	504,387

Total Collateralized Mortgage Obligations		2,879,941

Corporate Bonds (13.3%)
Consumer Discretionary (2.3%)
Auto Components (0.3%)
Dana Financing Luxembourg Sarl
5.750%, 4/15/25§	50,000	51,750
Delphi Automotive plc
4.250%, 1/15/26	45,000	47,701
Icahn Enterprises LP
6.250%, 2/1/22	45,000	47,025

		146,476

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	45,000	56,920

Diversified Consumer Services (0.1%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	55,000	56,994

Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC
4.250%, 5/15/24§	50,000	49,620
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	50,000	51,687
GLP Capital LP
5.375%, 4/15/26	45,000	49,153

Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24§	$50,000	$50,688
Pinnacle Entertainment, Inc.
5.625%, 5/1/24§	55,000	57,200
Sabre GLBL, Inc.
5.250%, 11/15/23§	50,000	51,875
Six Flags Entertainment Corp.
4.875%, 7/31/24§	50,000	50,245
Viking Cruises Ltd.
8.500%, 10/15/22§	50,000	52,375

		412,843

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.625%, 10/15/23	50,000	51,875

Media (0.7%)
CBS Corp.
2.500%, 2/15/23	5,000	4,958
Cengage Learning, Inc.
9.500%, 6/15/24§	50,000	43,315
Charter Communications Operating LLC
4.908%, 7/23/25	40,000	43,216
Comcast Corp.
4.400%, 8/15/35	50,000	54,189
CSC Holdings LLC
5.250%, 6/1/24	50,000	50,875
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	50,000	50,688
Omnicom Group, Inc.
3.600%, 4/15/26	50,000	50,399
Sirius XM Radio, Inc.
5.000%, 8/1/27 (b)§	50,000	50,250

		347,890

Specialty Retail (0.2%)
Home Depot, Inc. (The)
3.000%, 4/1/26	55,000	55,125
Lowe’s Cos., Inc.
3.100%, 5/3/27	30,000	29,789
PetSmart, Inc.
7.125%, 3/15/23§	30,000	26,775
5.875%, 6/1/25§	25,000	24,062

		135,751

Total Consumer Discretionary		1,208,749

Consumer Staples (1.1%)
Beverages (0.0%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	30,000	33,865

Food & Staples Retailing (0.3%)
Kroger Co. (The)
3.400%, 4/15/22	65,000	66,339
Rite Aid Corp.
6.125%, 4/1/23§	55,000	54,109
Sysco Corp.
3.250%, 7/15/27	45,000	44,152

		164,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Food Products (0.6%)
JBS USA LUX SA
5.750%, 6/15/25§	$45,000	$42,187
Kraft Heinz Foods Co.
2.800%, 7/2/20	55,000	55,711
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	55,000	55,138
Smithfield Foods, Inc.
4.250%, 2/1/27§	45,000	46,238
Unilever Capital Corp.
2.900%, 5/5/27	100,000	98,772

		298,046

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	50,000	49,875

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	55,000	58,257

Total Consumer Staples		604,643

Energy (1.2%)
Energy Equipment & Services (0.1%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	40,000	40,197

Oil, Gas & Consumable Fuels (1.1%)
BP Capital Markets plc
3.723%, 11/28/28	50,000	51,573
Canadian Natural Resources Ltd.
2.950%, 1/15/23	85,000	84,373
Enable Midstream Partners LP
4.400%, 3/15/27	45,000	45,112
Energy Transfer LP
4.750%, 1/15/26	50,000	52,155
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	59,768
NGL Energy Partners LP
7.500%, 11/1/23§	50,000	49,315
Peabody Energy Corp.
6.000%, 3/31/22§	50,000	49,844
Phillips 66
5.875%, 5/1/42	30,000	35,935
Sanchez Energy Corp.
6.125%, 1/15/23 (x)	55,000	44,138
SM Energy Co.
5.000%, 1/15/24	60,000	53,100
Valero Energy Corp.
6.625%, 6/15/37	20,000	24,716
Williams Partners LP
3.750%, 6/15/27	40,000	39,618

		589,647

Total Energy		629,844

Financials (2.9%)
Banks (1.4%)
Bank of America Corp.
2.503%, 10/21/22	40,000	39,536
2.881%, 4/24/23 (l)	40,000	40,040
Bank of Montreal
1.900%, 8/27/21	55,000	53,961

Citigroup, Inc.
2.279%, 5/17/24 (l)	$70,000	$69,950
Commonwealth Bank of Australia
2.750%, 3/10/22§	80,000	80,696
JPMorgan Chase & Co.
2.972%, 1/15/23	50,000	50,493
4.250%, 10/1/27	50,000	52,110
PNC Financial Services Group, Inc. (The)
3.300%, 3/8/22	55,000	57,033
Royal Bank of Canada
2.125%, 3/2/20	40,000	40,055
2.500%, 1/19/21	15,000	15,075
Sumitomo Mitsui Financial Group, Inc.
2.058%, 7/14/21	80,000	78,535
Wells Fargo & Co.
3.069%, 1/24/23	50,000	50,666
3.584%, 5/22/28 (l)	45,000	45,605
Westpac Banking Corp.
2.000%, 8/19/21	55,000	54,061
2.500%, 6/28/22	5,000	4,977

		732,793

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	20,000	20,143
2.908%, 6/5/23 (l)	35,000	34,961
Morgan Stanley
2.750%, 5/19/22	45,000	45,002
3.625%, 1/20/27	55,000	55,340

		155,446

Consumer Finance (0.6%)
Ally Financial, Inc.
4.125%, 3/30/20	50,000	51,440
American Express Credit Corp.
2.700%, 3/3/22	105,000	105,973
Discover Financial Services
4.100%, 2/9/27	60,000	60,168
General Motors Financial Co., Inc.
3.950%, 4/13/24	75,000	76,099

		293,680

Diversified Financial Services (0.2%)
Shell International Finance BV
1.375%, 5/10/19	45,000	44,782
Tempo Acquisition LLC
6.750%, 6/1/25§	50,000	51,125

		95,907

Insurance (0.4%)
Athene Global Funding
3.000%, 7/1/22 (b)§	40,000	39,725
Brighthouse Financial, Inc.
3.700%, 6/22/27 (b)§	50,000	49,353
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	65,000	83,757
New York Life Global Funding
2.300%, 6/10/22 (b)§	55,000	54,596
NFP Corp.
6.875%, 7/15/25 (b)§	10,000	10,100

		237,531

Total Financials		1,515,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care (1.6%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	$50,000	$53,269

Health Care Equipment & Supplies (0.3%)
Becton Dickinson and Co.
2.894%, 6/6/22	85,000	84,915
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	50,000	50,344

		135,259

Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	50,000	51,750
Cardinal Health, Inc.
4.368%, 6/15/47	15,000	15,516
Centene Corp.
4.750%, 1/15/25	50,000	51,594
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	50,000	51,680
Envision Healthcare Corp.
6.250%, 12/1/24§	50,000	53,375
Express Scripts Holding Co.
3.400%, 3/1/27	35,000	33,972
Tenet Healthcare Corp.
8.125%, 4/1/22	45,000	47,871
Universal Hospital Services, Inc.
7.625%, 8/15/20	50,000	50,940

		356,698

Pharmaceuticals (0.5%)
AstraZeneca plc
2.375%, 11/16/20	30,000	30,244
2.375%, 6/12/22	25,000	24,952
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	45,000	48,825
Mylan NV
3.150%, 6/15/21	65,000	66,145
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	49,475
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	75,000	73,031

		292,672

Total Health Care		837,898

Industrials (1.2%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
6.875%, 3/15/39	30,000	43,868
Lockheed Martin Corp.
4.700%, 5/15/46	45,000	50,373

		94,241

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	55,000	59,519

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22	30,000	30,750

Building Products (0.1%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	$50,000	$52,000

Commercial Services & Supplies (0.3%)
Aramark Services, Inc.
5.000%, 4/1/25§	50,000	52,815
KAR Auction Services, Inc.
5.125%, 6/1/25§	30,000	30,563
Prime Security Services Borrower LLC
9.250%, 5/15/23§	45,000	48,902
Waste Management, Inc.
4.100%, 3/1/45	35,000	36,739

		169,019

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	50,000	52,000

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	50,000	55,270
CSX Corp.
3.800%, 11/1/46	65,000	63,685
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	30,000	30,996

		149,951

Total Industrials		607,480

Information Technology (0.9%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.875%, 1/12/28	25,000	24,692

Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23	45,000	44,648

IT Services (0.1%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	45,000	47,105

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	30,000	31,874
Broadcom Corp.
3.625%, 1/15/24§	25,000	25,592
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	24,879

		82,345

Software (0.5%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	45,000	50,512
Informatica LLC
7.125%, 7/15/23§	50,000	50,750
Microsoft Corp.
4.450%, 11/3/45	50,000	55,361
Oracle Corp.
4.125%, 5/15/45	45,000	46,296
Sophia LP
9.000%, 9/30/23§	50,000	52,687

		255,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	$40,000	$41,211

Total Information Technology		495,607

Materials (0.5%)
Chemicals (0.1%)
Hexion, Inc.
10.375%, 2/1/22 (x)§	50,000	49,638

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	50,000	52,000
International Paper Co.
3.000%, 2/15/27	35,000	33,740

		85,740

Metals & Mining (0.1%)
Signode Industrial Group Lux SA
6.375%, 5/1/22§	10,000	10,438
Vale Overseas Ltd.
5.875%, 6/10/21 (x)	30,000	32,280

		42,718

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	97,509

Total Materials		275,605

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp. (REIT)
3.550%, 7/15/27	45,000	44,590
Boston Properties LP (REIT)
4.125%, 5/15/21	25,000	26,399
Simon Property Group LP (REIT)
3.375%, 6/15/27	50,000	49,894

Total Real Estate		120,883

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 3/1/24	60,000	61,063
CCO Holdings LLC
5.125%, 5/1/27§	50,000	51,125
Cincinnati Bell, Inc.
7.000%, 7/15/24§	50,000	52,125
Frontier Communications Corp.
8.500%, 4/15/20 (x)	50,000	52,500
Orange SA
2.750%, 2/6/19	55,000	55,635
Telesat Canada
8.875%, 11/15/24§	45,000	50,456
Verizon Communications, Inc.
4.400%, 11/1/34	55,000	54,341

Total Telecommunication Services		377,245

Utilities (0.7%)
Electric Utilities (0.5%)
Duke Energy Corp.
3.750%, 9/1/46	10,000	9,531

Duke Energy Progress LLC
4.150%, 12/1/44	$45,000	$46,822
Exelon Corp.
3.400%, 4/15/26	35,000	35,201
Fortis, Inc.
2.100%, 10/4/21§	55,000	53,853
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	30,000	30,593
Southern Co. (The)
1.850%, 7/1/19	70,000	69,849

		245,849

Independent Power and Renewable Electricity Producers (0.1%)
NRG Energy, Inc.
7.250%, 5/15/26	25,000	25,880

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	55,000	73,881

Total Utilities		345,610

Total Corporate Bonds		7,018,921

Mortgage-Backed Securities (4.6%)
FHLMC
3.000%, 9/1/46	1,906,522	1,904,362
FNMA
3.000%, 4/1/37	495,152	503,024

Total Mortgage-Backed Securities		2,407,386

U.S. Treasury Obligations (13.2%)
U.S. Treasury Bonds
2.750%, 11/15/42	680,000	672,138
2.875%, 8/15/45	450,000	452,524
U.S. Treasury Notes
0.875%, 11/30/17	430,000	429,540
1.000%, 2/15/18	490,000	489,370
1.000%, 5/31/18	110,000	109,722
1.500%, 5/31/20	680,000	679,054
2.000%, 11/30/20	650,000	657,632
2.250%, 3/31/21	720,000	734,231
1.750%, 3/31/22	1,120,000	1,114,234
2.125%, 2/29/24	800,000	800,938
1.625%, 5/15/26	890,000	843,741

Total U.S. Treasury Obligations		6,983,124

Total Long-Term Debt Securities (45.6%) (Cost $24,035,047)		24,032,748

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.9%)
Automobiles (0.4%)
General Motors Co.	6,036	210,837

Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	2,845	165,892

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	370	358,160
JD.com, Inc. (ADR)*	4,776	187,315

		545,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Media (0.9%)
Discovery Communications, Inc., Class A*	7,343	$189,670
Twenty-First Century Fox, Inc., Class A	9,073	257,129

		446,799

Specialty Retail (0.3%)
L Brands, Inc.	2,506	135,048

Total Consumer Discretionary		1,504,051

Consumer Staples (1.8%)
Food & Staples Retailing (1.3%)
CVS Health Corp.	3,194	256,989
Kroger Co. (The)	8,574	199,946
Wal-Mart Stores, Inc.	3,034	229,613

		686,548

Tobacco (0.5%)
Philip Morris International, Inc.	2,418	283,994

Total Consumer Staples		970,542

Energy (1.3%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd.	2,044	134,577

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	3,331	159,655
Exxon Mobil Corp.	973	78,550
Newfield Exploration Co.*	5,699	162,194
Pioneer Natural Resources Co.	877	139,952

		540,351

Total Energy		674,928

Financials (4.0%)
Banks (1.5%)
Citigroup, Inc.	6,141	410,710
JPMorgan Chase & Co.	4,322	395,031

		805,741

Capital Markets (0.4%)
Intercontinental Exchange, Inc.	2,925	192,816

Consumer Finance (0.5%)
Capital One Financial Corp.	3,177	262,484

Diversified Financial Services (0.5%)
Leucadia National Corp.	10,682	279,441

Insurance (1.1%)
Chubb Ltd.	1,537	223,449
MetLife, Inc.	6,390	351,067

		574,516

Total Financials		2,114,998

Health Care (3.8%)
Biotechnology (0.6%)
Amgen, Inc.	1,769	304,675

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	6,295	306,000

Health Care Providers & Services (0.5%)
Cigna Corp.	1,733	290,087

Pharmaceuticals (2.1%)
AstraZeneca plc (ADR)	7,263	$247,596
Bristol-Myers Squibb Co.	3,938	219,425
Novartis AG (ADR)	3,052	254,750
Roche Holding AG (ADR)	3,614	114,925
Sanofi (ADR)	5,242	251,144

		1,087,840

Total Health Care		1,988,602

Industrials (1.5%)
Electrical Equipment (0.5%)
Eaton Corp. plc	3,422	266,334

Industrial Conglomerates (0.6%)
General Electric Co.	11,330	306,023

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,691	231,318

Total Industrials		803,675

Information Technology (5.2%)
Communications Equipment (0.5%)
Telefonaktiebolaget LM Ericsson (ADR)	34,939	250,513

Internet Software & Services (1.0%)
Alphabet, Inc., Class A*	575	534,566

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	4,135	274,564
Leidos Holdings, Inc.	3,218	166,338
PayPal Holdings, Inc.*	5,336	286,383
Visa, Inc., Class A	2,129	199,658

		926,943

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.	3,900	215,358

Software (1.0%)
Dell Technologies, Inc., Class V*	1,955	119,470
Microsoft Corp.	1,818	125,315
Oracle Corp.	6,171	309,414

		554,199

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	1,856	267,301

Total Information Technology		2,748,880

Materials (0.5%)
Construction Materials (0.5%)
Cemex SAB de CV (ADR)*	25,083	236,282

Total Materials		236,282

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	6,383	285,065

Total Telecommunication Services		285,065

Total Common Stocks (21.5%) (Cost $11,147,604)		11,327,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	145,729	$1,442,713
DoubleLine Global Bond Fund‡	96,249	1,000,025

Total Investment Companies (4.6%) (Cost $2,425,000)		2,442,738

SHORT-TERM INVESTMENTS:
Investment Company (17.6%)
JPMorgan Prime Money Market Fund, IM Shares	9,272,947	9,275,728

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $29,552, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $30,140. (xx)	$29,549	29,549
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $6,100, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $6,781. (xx)	6,099	6,099
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $14,988, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $15,287. (xx)	14,987	14,987
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $117,309, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $119,643. (xx)	117,298	117,298

Total Repurchase Agreements		167,933

U.S. Treasury Obligations (10.5%)
U.S. Treasury Bills
0.74%, 7/27/17 (p)	5,000,000	4,997,225
U.S. Treasury Notes
0.63%, 9/30/17	520,000	519,399

Total U.S. Treasury Obligations		5,516,624

Total Short-Term Investments (28.4%) (Cost $14,961,047)		$14,960,285

Total Investments (100.1%) (Cost $52,568,698)		52,762,794
Other Assets Less Liabilities (-0.1%)		(53,742)

Net Assets (100%)		$52,709,052

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $6,131,370 or 11.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $204,024 or 0.4% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $164,143. This was secured by cash collateral of $167,933 which was subsequently invested in joint repurchase agreements with a total value of $167,933, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	$—	$357,000	$357,000	$—	$—	$2,771
1290 VT Equity Income Portfolio (b)	813,650	140,000	1,039,092	—	—	(48,220)
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	1,395,938	81,666	1,480,311	—	—	34,669
1290 VT GAMCO Small Company Value Portfolio (d)	1,581,364	140,000	1,567,393	—	—	236,361
1290 VT High Yield Bond Portfolio (e)	1,673,981	222,500	1,965,277	—	—	(10,453)
1290 VT Low Volatility Global Equity Portfolio (f)	—	360,000	360,000	—	—	9,834
1290 VT Natural Resources Portfolio (g)	1,172,976	81,666	1,303,942	—	—	(83,161)
1290 VT Real Estate Portfolio (h)	1,121,874	81,666	1,192,714	—	—	67,888
AXA/AB Small Cap Growth Portfolio	2,118,875	163,333	2,434,675	—	—	28,132
AXA/Janus Enterprise Portfolio	79,705	5,833	95,533	—	—	(2,080)
AXA/Loomis Sayles Growth Portfolio	1,008,257	—	914,518	—	—	209,924
DoubleLine Floating Rate Fund, Class I	—	1,450,000	—	1,442,713	9,242	—
DoubleLine Global Bond Fund, Class I	—	975,000	—	1,000,025	—	—
EQ/BlackRock Basic Value Equity Portfolio	2,072,612	157,499	1,980,677	—	—	256,594
EQ/Emerging Markets Equity PLUS Portfolio	571,366	35,000	639,436	—	—	49,707
EQ/Global Bond PLUS Portfolio	5,065,255	443,332	5,847,005	—	—	(202,438)
EQ/Intermediate Government Bond Portfolio	775,463	152,500	937,535	—	—	(4,099)
EQ/International Equity Index Portfolio	792,175	70,000	941,505	—	—	(1,110)
EQ/Invesco Comstock Portfolio	1,510,533	140,000	1,521,735	—	—	170,451
EQ/JPMorgan Value Opportunities Portfolio	1,226,081	—	1,018,604	—	—	266,427
EQ/MFS International Growth Portfolio	2,165,573	174,999	2,454,381	—	—	159,057
EQ/PIMCO Global Real Return Portfolio	2,219,791	263,333	2,485,566	—	—	35,292
EQ/PIMCO Ultra Short Bond Portfolio	1,608,840	128,333	1,740,299	—	—	9,656
EQ/T. Rowe Price Growth Stock Portfolio	1,749,799	122,500	1,675,247	—	—	451,739
Multimanager Core Bond Portfolio	1,331,601	37,972	1,390,946	—	8,807	(12,116)

	$32,055,709	$5,784,132	$35,343,391	$2,442,738	$18,049	$1,624,825

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.
(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.
(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.
(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.
(e)	Formerly known as EQ/High Yield Bond Portfolio.
(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.
(g)	Formerly known as AXA Natural Resources Portfolio.
(h)	Formerly known as AXA Real Estate Portfolio.

Total Return Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	0.470%	Shiller Barclays CAPE US Sector ER USD Index	7/24/17	$11,800,000	$(126,356)

Glossary:

CAPE	— Cyclically Adjusted Price Earning

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,743,376	$—	$4,743,376
Collateralized Mortgage Obligations	—	2,879,941	—	2,879,941
Common Stocks
Consumer Discretionary	1,504,051	—	—	1,504,051
Consumer Staples	970,542	—	—	970,542
Energy	674,928	—	—	674,928
Financials	2,114,998	—	—	2,114,998
Health Care	1,988,602	—	—	1,988,602
Industrials	803,675	—	—	803,675
Information Technology	2,748,880	—	—	2,748,880
Materials	236,282	—	—	236,282
Telecommunication Services	285,065	—	—	285,065
Corporate Bonds
Consumer Discretionary	—	1,208,749	—	1,208,749
Consumer Staples	—	604,643	—	604,643
Energy	—	629,844	—	629,844
Financials	—	1,515,357	—	1,515,357
Health Care	—	837,898	—	837,898
Industrials	—	607,480	—	607,480
Information Technology	—	495,607	—	495,607
Materials	—	275,605	—	275,605
Real Estate	—	120,883	—	120,883
Telecommunication Services	—	377,245	—	377,245
Utilities	—	345,610	—	345,610
Investment Companies	2,442,738	—	—	2,442,738
Mortgage-Backed Securities	—	2,407,386	—	2,407,386
Short-Term Investments
Investment Companies	9,275,728	—	—	9,275,728
Repurchase Agreements	—	167,933	—	167,933
U.S. Treasury Obligations	—	5,516,624	—	5,516,624
U.S. Treasury Obligations	—	6,983,124	—	6,983,124

Total Assets	$23,045,489	$29,717,305	$—	$52,762,794

Liabilities:
Total Return Swaps	$—	$(126,356)	$—	$(126,356)

Total Liabilities	$—	$(126,356)	$—	$(126,356)

Total	$23,045,489	$29,590,949	$—	$52,636,438

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(126,356)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$167,065

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$(126,356)

^ The Portfolio held swap contracts as a substitute for investing in conventional securities.

The Portfolio held swap contracts with an average notional value of approximately $11,700,000 for two months during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc . . . . . . . . . . . . . . . . . . .	$126,356	$—	$—	$126,356

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,364,868
Long-term U.S. government debt securities	6,981,682

$48,346,550

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,123,184
Long-term U.S. government debt securities	932,246

$49,055,430

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$612,200
Aggregate gross unrealized depreciation	(281,393)

Net unrealized appreciation	$330,807

Federal income tax cost of investments	$52,431,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,425,000)	$2,442,738
Unaffiliated Issuers (Cost $49,975,765)	50,152,123
Repurchase Agreements (Cost $167,933)	167,933
Receivable for securities sold	596,138
Dividends, interest and other receivables	137,260
Receivable from Separate Accounts for Trust shares sold	4,917
Security lending income receivable	38
Other assets	116,482

Total assets	53,617,629

LIABILITIES
Overdraft payable	283,070
Payable for securities purchased	273,818
Payable for return of collateral on securities loaned	167,933
Unrealized depreciation on OTC swap contracts	126,356
Distribution fees payable – Class IB	8,343
Investment management fees payable	6,589
Administrative fees payable	2,528
Payable to Separate Accounts for Trust shares redeemed	635
Trustees’ fees payable	34
Accrued expenses	39,271

Total liabilities	908,577

NET ASSETS	$52,709,052

Net assets were comprised of:
Paid in capital	$50,230,262
Accumulated undistributed net investment income (loss)	43,450
Accumulated undistributed net realized gain (loss) on investments and swaps	2,367,600
Net unrealized appreciation (depreciation) on investments and swaps	67,740

Net assets	$52,709,052

Class IB
Net asset value, offering and redemption price per share, $40,693,967 / 3,476,666 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

Class K
Net asset value, offering and redemption price per share, $12,015,085 / 1,025,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

(x)	Includes value of securities on loan of $164,143.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$106,343
Dividends ($18,049 of dividend income received from affiliates)	95,980
Securities lending (net)	10,268

Total income	212,591

EXPENSES
Professional fees	95,802
Investment management fees	79,949
Custodian fees	53,556
Distribution fees – Class IB	47,021
Administrative fees	25,901
Printing and mailing expenses	8,052
Trustees’ fees	462
Miscellaneous	248

Gross expenses	310,991
Less: Waiver from investment manager	(105,850)
Reimbursement from investment manager	(26,186)
Reimbursement from sub-advisor	(2,937)

Net expenses	176,018

NET INVESTMENT INCOME (LOSS)	36,573

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($1,624,825 of realized gain (loss) from affiliates)	1,773,911
Swaps	167,065

Net realized gain (loss)	1,940,976

Change in unrealized appreciation (depreciation) on:
Investments ($(53,712) of change in unrealized appreciation (depreciation) from affiliates)	271,237
Swaps	(126,356)

Net change in unrealized appreciation (depreciation)	144,881

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,085,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,122,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,573	$462,670
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	1,940,976	401,185
Net change in unrealized appreciation (depreciation) on investments	144,881	1,770,674

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,122,430	2,634,529

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(500,482)
Class K	—	(16,458)

	—	(516,940)

Distributions from net realized capital gains
Class IB	—	(256,119)
Class K	—	(7,928)

	—	(264,047)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(780,987)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 528,405 and 1,169,427 shares, respectively ]	6,077,135	12,654,671
Capital shares issued in reinvestment of dividends and distributions [ 0 and 67,678 shares, respectively ]	—	756,601
Capital shares repurchased [ (195,461) and (458,041) shares, respectively ]	(2,241,475)	(5,017,496)

Total Class IB transactions	3,835,660	8,393,776

Class K
Capital shares sold [ 984,160 and 36,726 shares, respectively ]	11,432,640	400,779
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,181 shares, respectively ]	—	24,386
Capital shares repurchased [ (47,123) and (63,473) shares, respectively ]	(542,962)	(693,161)

Total Class K transactions	10,889,678	(267,996)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,725,338	8,125,780

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,847,768	9,979,322
NET ASSETS:
Beginning of period	35,861,284	25,881,962

End of period (a)	$52,709,052	$35,861,284

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$43,450	$6,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				August 29, 2012* to December 31, 2012
Class IB			2016	2015	2014	2013
Net asset value, beginning of period	$11.10		$10.45	$11.07	$11.08	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.16	0.09	0.22	0.24	0.11
Net realized and unrealized gain (loss) on investments	0.60		0.74	(0.50)	0.06 †	0.90	0.20

Total from investment operations	0.60		0.90	(0.41)	0.28	1.14	0.31

Less distributions:
Dividends from net investment income	—		(0.16)	(0.09)	(0.19)	(0.15)	(0.13)
Distributions from net realized gains	—		(0.09)	(0.12)	(0.10)	(0.09)	—	#

Total dividends and distributions	—		(0.25)	(0.21)	(0.29)	(0.24)	(0.13)

Net asset value, end of period	$11.70		$11.10	$10.45	$11.07	$11.08	$10.18

Total return (b)	5.41%		8.62%	(3.70)%	2.46%	11.18%	3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,694		$34,882	$24,703	$15,490	$4,385	$258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.64%	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.48%		1.01%	1.31%	2.18%	6.50%	31.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.05%		1.49%	0.83%	1.91%	2.17%	3.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.55)%		1.11%	0.17%	0.32%	(3.98)%	(28.05	)%(l)
Portfolio turnover rate (z)^	138	%(h)	15%	25%	16%	65%	4%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K			2016	2015	2014	2013
Net asset value, beginning of period	$11.10		$10.45	$11.07	$11.08	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.15	0.10	0.16	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.55		0.78	(0.48)	0.15 †	1.00	0.15

Total from investment operations	0.62		0.93	(0.38)	0.31	1.17	0.32

Less distributions:
Dividends from net investment income	—		(0.19)	(0.12)	(0.22)	(0.18)	(0.14)
Distributions from net realized gains	—		(0.09)	(0.12)	(0.10)	(0.09)	—	#

Total dividends and distributions	—		(0.28)	(0.24)	(0.32)	(0.27)	(0.14)

Net asset value, end of period	$11.72		$11.10	$10.45	$11.07	$11.08	$10.18

Total return (b)	5.59%		8.89%	(3.46)%	2.72%	11.46%	3.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,015		$979	$1,179	$1,362	$1,460	$603
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43%		0.39%	0.40%	0.30%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	1.51%		0.77%	1.06%	2.10%	6.78%	29.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.24%		1.40%	0.87%	1.39%	1.54%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	0.16%		1.02%	0.21%	(0.42)%	(5.14)%	(23.96	)%(l)
Portfolio turnover rate (z)^	138	%(h)	15%	25%	16%	65%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	31.3%
Collateralized Mortgage Obligations	14.6
Financials	6.7
Asset-Backed Securities	7.9
Foreign Government Securities	5.5
Mortgage-Backed Securities	5.0
Energy	4.5
Commercial Mortgage-Backed Securities	4.3
Industrials	2.8
Investment Companies	2.6
Consumer Discretionary	2.3
Repurchase Agreements	2.1
Utilities	1.7
Health Care	1.5
Telecommunication Services	1.5
Consumer Staples	1.3
Materials	0.9
Information Technology	0.8
Real Estate	0.5
Municipal Bond	0.0 #
Cash and Other	2.2

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,027.52	$5.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.10
Class K
Actual	1,000.00	1,028.54	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.00	3.84

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.9%)
ALM XII Ltd.,
Series 2015-12A C1R 4.358%, 4/16/27 (b)(l)§	$500,000	$498,663
Apidos CLO XXI,
Series 2015-21A C 4.708%, 7/18/27 (l)§	500,000	501,129
Series 2015-21A D 6.708%, 7/18/27 (l)§	250,000	249,209
Atrium IX,
Series 9A DR 4.800%, 5/28/30 (l)§	500,000	500,528
Babson CLO Ltd.,
Series 2015-2A D 4.956%, 7/20/27 (l)§	500,000	500,188
Barings CLO Ltd.,
Series 2017-1A D 0.000%, 7/18/29 (b)(l)§	500,000	500,000
BlueMountain CLO Ltd.,
Series 2015-2A D 4.708%, 7/18/27 (l)§	250,000	250,905
Series 2016-2A C 5.272%, 8/20/28 (l)§	500,000	504,005
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-2A D2 7.608%, 7/15/27 (l)§	600,000	602,661
Coinstar Funding LLC,
Series 2017-1A A2 5.216%, 4/25/47§	500,000	505,488
Dryden 34 Senior Loan Fund,
Series 2014-34A DR 4.558%, 10/15/26 (l)§	500,000	500,063
Element Rail Leasing II LLC,
Series 2016-1A A2 5.047%, 3/19/46§	593,797	616,916
GCAT LLC,
Series 2017-1 A1 3.375%, 3/25/47 (e)§	2,867,784	2,871,364
LCM XII LP,
Series 12A DR 4.858%, 10/19/22 (l)§	500,000	500,043
Lendmark Funding Trust,
Series 2017-1A A 2.830%, 1/22/24 (b)§	250,000	249,949
MP CLO VI Ltd.,
Series 2014-2A DR 4.658%, 1/15/27 (l)§	500,000	500,062
OneMain Financial Issuance Trust,
Series 2015-1A A 3.190%, 3/18/26§	411,000	414,689
Series 2015-2A A 2.570%, 7/18/25§	131,616	131,817
SoFi Consumer Loan Program LLC,
Series 2017-2 A 3.280%, 2/25/26§	218,095	217,272
Springleaf Funding Trust,
Series 2017-AA A 2.680%, 7/15/30 (b)§	250,000	249,455

TAL Advantage VI LLC,
Series 2017-1A A 4.500%, 4/21/42§	$344,987	$362,391
TCI-Cent Clo Income Note Issuer Ltd.,
Series 2017-1A C 0.000%, 7/25/30 (l)(b)§	500,000	502,500
Thacher Park CLO Ltd.,
Series 2014-1A D1R 4.556%, 10/20/26 (l)§	500,000	500,001
THL Credit Wind River CLO Ltd.,
Series 2014-1A DR 4.658%, 4/18/26 (l)§	500,000	499,992
Series 2017-1A D 4.784%, 4/18/29 (l)§	250,000	251,069
Venture XII CLO Ltd.,
Series 2012-12A DR 4.900%, 2/28/26 (l)§	500,000	500,122
Venture XVII CLO Ltd.,
Series 2014-17A C 4.008%, 7/15/26 (l)§	250,000	250,051
Series 2014-17A CR 0.000%, 7/15/26 (b)(l)§	250,000	250,000
VOLT LV LLC,
Series 2017-NPL2 A1 3.500%, 3/25/47 (e)§	935,939	937,802
Voya CLO Ltd.,
Series 2017-3A C 0.000%, 7/20/30 (b)(l)§	500,000	501,250

Total Asset-Backed Securities		15,419,584

Collateralized Mortgage Obligations (14.6%)
Alternative Loan Trust,
Series 2006-19CB A15 6.000%, 8/25/36	392,550	352,030
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	578,451	567,617
Series 2007-5 3A1 6.000%, 7/25/37	3,660,271	3,014,930
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A5 6.250%, 9/25/36	702,798	575,333
Series 2007-14 A18 6.000%, 9/25/37	3,088,022	2,735,730
Series 2007-HY1 1A1 3.546%, 4/25/37 (l)	571,441	561,812
Series 2007-HY1 2A1 3.207%, 3/25/37 (l)	324,291	309,089
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 3.538%, 3/25/36 (l)	899,491	889,431
Series 2006-AR7 2A3A 3.213%, 11/25/36 (l)	1,817,648	1,667,698
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,639,141	1,749,893
Series 4444 CZ 3.000%, 2/15/45	536,207	495,414
Series 4471 GA 3.000%, 2/15/44	777,270	786,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Series 4483 CA 3.000%, 6/15/44	$479,771	$485,193
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6 6.000%, 7/25/36	4,684,470	3,954,347
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3 6.000%, 8/25/36	423,203	392,183
FNMA,
Series 2015-42 CA 3.000%, 3/25/44	1,340,617	1,355,077
Series 2015-9 HA 3.000%, 1/25/45	603,502	616,405
RALI Trust,
Series 2007-QS8 A10 6.000%, 6/25/37	2,536,034	2,231,830
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	556,518	552,200
SG Residential Mortgage Trust,
Series 2017-1 A1 3.709%, 4/25/47 (l)§	2,500,325	2,515,451
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	454,770	441,423
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	585,599	592,220
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16 6A3 3.264%, 10/25/35 (l)	1,424,958	1,444,496

Total Collateralized Mortgage Obligations		28,286,064

Commercial Mortgage-Backed Securities (4.3%)
BBCMS MORTGAGE TRUST,
Series 2017-C1 XA 1.696%, 2/15/50 IO (l)	998,335	108,581
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA 1.241%, 1/10/48 IO (l)	988,597	72,150
Series 2016-C7 A3 3.839%, 12/10/54	92,000	95,833
Chicago Skyscraper Trust,
Series 2017-SKY B 2.259%, 2/15/30 (l)§	71,000	71,132
Chicago Skyscraper Trust 2017 SKY,
Series 2017-SKY C 2.409%, 2/15/30 (l)§	39,000	39,086
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA 0.898%, 11/10/48 IO (l)	842,048	42,807
Series 2016-P4 A4 2.902%, 7/10/49	89,000	87,417
Series 2016-P4 XA 2.170%, 7/10/49 IO (l)	994,985	129,927
Series 2016-P6 A5 3.720%, 12/10/49 (l)	73,000	76,358
Series 2016-SMPL D 3.520%, 9/10/31§	91,000	90,728

COMM Mortgage Trust,
Series 2012-CR4 D 4.725%, 10/15/45 (l)§	$128,000	$110,702
Series 2013-CR10 XA 1.067%, 8/10/46 IO (l)	2,121,006	72,708
Series 2015-CR22 D 4.261%, 3/10/48 (l)§	140,000	112,860
Series 2015-CR23 D 4.397%, 5/10/48 (l)	140,000	113,663
Series 2015-CR26 B 4.644%, 10/10/48 (l)	100,000	104,222
Series 2015-CR26 XA 1.199%, 10/10/48 IO (l)	1,286,143	80,903
Series 2015-LC23 C 4.801%, 10/10/48 (l)	64,000	65,890
Series 2016-DC2 XA 1.224%, 2/10/49 IO (l)	990,442	67,223
Series 2016-GCT E 3.577%, 8/10/29 (l)§	180,000	175,682
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C 4.802%, 2/10/49 (l)	73,000	72,260
Commercial Mortgage Trust,
Series 2007-GG11 AJ 6.297%, 12/10/49 (l)	140,000	141,018
Cosmopolitan Hotel Trust,
Series 2016-CSMO C 3.809%, 11/15/33 (l)§	70,000	70,634
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM 6.253%, 9/15/39 (l)	17,632	17,664
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 1.093%, 4/15/50 IO (l)	1,529,503	79,840
Series 2015-C2 AS 3.849%, 6/15/57 (l)	140,000	145,122
Series 2015-C4 C 4.737%, 11/15/48 (l)	64,000	64,274
DBCG Mortgage Trust,
Series 2017-BBG B 1.950%, 6/15/34 (b)(l)§	350,000	350,678
FHLMC,
Series K050 A2 3.334%, 8/25/25 (l)	50,000	52,332
Series K722 X1 1.442%, 3/25/23 IO (l)	996,037	60,215
FNMA ACES,
Series 2016-M3 A2 2.702%, 2/25/26	67,000	66,511
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM 5.606%, 12/10/49 (l)	85,700	85,850
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.731%, 2/10/46 IO (l)	1,426,535	95,612
GS Mortgage Securities Trust,
Series 2014-GC20 XA 1.170%, 4/10/47 IO (l)	1,742,785	92,217
Series 2014-GC26 D 4.642%, 11/10/47 (l)§	375,000	321,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM 5.372%, 5/15/47	$84,028	$83,895
Series 2007-C1 AM 6.262%, 2/15/51 (l)	140,000	140,669
Series 2007-LD11 AM 6.104%, 6/15/49 (l)	67,504	68,551
Series 2007-LD12 AM 6.264%, 2/15/51 (l)	89,689	90,476
Series 2007-LDPX AM 5.464%, 1/15/49 (l)	117,846	117,785
Series 2015-JP1 XA 1.302%, 1/15/49 IO (l)	990,155	56,457
Series 2016-JP2 B 3.459%, 8/15/49	28,000	27,600
Series 2016-JP2 C 3.946%, 8/15/49 (l)	22,000	21,536
Series 2016-JP2 XA 2.013%, 8/15/49 IO (l)	292,534	37,668
Series 2016-WPT E 6.159%, 10/15/33 (l)§	92,000	92,610
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA 1.239%, 8/15/47 IO (l)	1,424,946	81,236
Series 2015-C27 D 3.984%, 2/15/48 (l)§	347,000	279,046
Series 2015-C28 C 4.379%, 10/15/48 (l)	400,000	375,654
Series 2015-C32 C 4.818%, 11/15/48 (l)	105,000	101,144
Series 2016-C1 C 4.905%, 3/15/49 (l)	66,000	68,688
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.863%, 6/15/49 IO (l)	994,577	96,524
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50 (b)§	400,000	399,960
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.701%, 3/10/49 (l)§	72,000	67,584
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	117,961
Series 2015-C20 C 4.611%, 2/15/48 (l)	125,000	122,798
Series 2015-C26 D 3.060%, 10/15/48§	100,000	78,691
Series 2016-C32 A4 3.720%, 12/15/49	76,000	79,582
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ 5.508%, 2/12/44 (l)	34,430	34,440
Series 2015-UBS8 XA 1.120%, 12/15/48 IO (l)	1,086,135	67,002
Series 2015-XLF2 AFSC 4.027%, 8/15/26 (l)§	65,000	65,109
Series 2016-UB11 XA 1.813%, 8/15/49 IO (l)	986,922	101,920
Series 2017-PRME D 4.559%, 2/15/34 (l)§	73,000	72,464

MSCG Trust,
Series 2016-SNR C 5.205%, 11/15/34§	$92,000	$92,635
PFP Ltd.,
Series 2017-3 A 2.222%, 1/14/35 (l)§	78,000	78,146
Series 2017-3 AS 2.472%, 1/14/35 (l)§	65,000	65,115
Series 2017-3 B 2.922%, 1/14/35 (l)§	37,000	37,162
Series 2017-3 C 3.672%, 1/14/35 (l)§	39,000	39,219
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.186%, 10/10/48 IO (l)	640,747	81,367
Sutherland Commercial Mortgage Loans LLC,
Series 2015-SBC4 A 4.000%, 6/25/39§	41,534	41,317
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D 3.938%, 8/15/50§	150,000	119,239
Series 2015-C28 C 4.272%, 5/15/48 (l)	140,000	132,328
Series 2015-C30 XA 1.153%, 9/15/58 IO (l)	7,474,611	459,574
Series 2015-C31 C 4.765%, 11/15/48 (l)	105,000	108,018
Series 2015-C31 XA 1.257%, 11/15/48 IO (l)	1,234,291	83,885
Series 2015-LC22 C 4.692%, 9/15/58 (l)	50,000	49,999
Series 2015-P2 A4 3.809%, 12/15/48	66,000	69,349
Series 2015-P2 XA 1.165%, 12/15/48 IO (l)	992,828	60,333
Series 2016-C32 C 4.879%, 1/15/59 (l)	51,000	48,653
Series 2016-NXS6 XA 1.802%, 11/15/49 IO (l)	994,167	102,207
Series 2017-RC1 XA 1.735%, 1/15/60 IO (l)	1,226,065	131,435
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.296%, 8/15/47 IO (l)	2,906,090	162,699

Total Commercial Mortgage-Backed Securities		8,342,863

Corporate Bonds (24.5%)
Consumer Discretionary (2.3%)
Auto Components (0.2%)
Dana Financing Luxembourg Sarl
5.750%, 4/15/25§	110,000	113,850
Delphi Automotive plc
4.250%, 1/15/26	93,000	98,582
Delphi Corp.
4.150%, 3/15/24	60,000	62,994
Icahn Enterprises LP
6.250%, 2/1/22	105,000	109,725

		385,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	$130,000	$164,436

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	115,000	119,169

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
4.250%, 5/15/24§	115,000	114,126
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	115,000	118,881
GLP Capital LP
5.375%, 4/15/26	110,000	120,153
Gohl Capital Ltd.
4.250%, 1/24/27 (m)(x)	400,000	413,000
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24§	110,000	111,512
Pinnacle Entertainment, Inc.
5.625%, 5/1/24§	115,000	119,600
Sabre GLBL, Inc.
5.250%, 11/15/23§	110,000	114,125
Six Flags Entertainment Corp.
4.875%, 7/31/24§	115,000	115,564
Viking Cruises Ltd.
8.500%, 10/15/22§	105,000	109,988

		1,336,949

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.625%, 10/15/23 (x)	115,000	119,312

Media (0.8%)
CBS Corp.
2.500%, 2/15/23	20,000	19,833
Cengage Learning, Inc.
9.500%, 6/15/24§	115,000	99,624
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	118,844
Comcast Corp.
4.200%, 8/15/34	15,000	15,929
4.400%, 8/15/35	185,000	200,498
CSC Holdings LLC
5.250%, 6/1/24	110,000	111,925
Globo Comunicacao e Participacoes SA
5.125%, 3/31/27§	400,000	397,000
Grupo Televisa SAB
4.625%, 1/30/26	200,000	210,951
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	110,000	111,513
Omnicom Group, Inc.
3.600%, 4/15/26	170,000	171,358
Sirius XM Radio, Inc.
5.000%, 8/1/27 (b)§	115,000	115,575

		1,573,050

Multiline Retail (0.2%)
El Puerto de Liverpool SAB de CV
3.875%, 10/6/26 (m)	500,000	493,125

Specialty Retail (0.2%)
Home Depot, Inc. (The)
3.000%, 4/1/26	$170,000	$170,387
Lowe’s Cos., Inc.
3.100%, 5/3/27	75,000	74,473
PetSmart, Inc.
7.125%, 3/15/23 (x)§	65,000	58,012
5.875%, 6/1/25§	60,000	57,750

		360,622

Total Consumer Discretionary		4,551,814

Consumer Staples (1.3%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	105,000	118,527
Becle SAB de CV
3.750%, 5/13/25 (m)	200,000	199,750

		318,277

Food & Staples Retailing (0.2%)
Kroger Co. (The)
3.400%, 4/15/22	85,000	86,751
Rite Aid Corp.
6.125%, 4/1/23§	115,000	113,137
Sysco Corp.
3.250%, 7/15/27	175,000	171,704

		371,592

Food Products (0.8%)
JBS USA LUX SA
5.750%, 6/15/25§	105,000	98,437
Kraft Heinz Foods Co.
2.000%, 7/2/18	125,000	125,308
2.800%, 7/2/20	15,000	15,194
MARB BondCo plc
7.000%, 3/15/24§	200,000	193,000
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	203,500
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	115,000	115,287
Sigma Alimentos SA de CV
4.125%, 5/2/26 (m)	400,000	404,500
Smithfield Foods, Inc.
4.250%, 2/1/27§	200,000	205,500
Unilever Capital Corp.
2.900%, 5/5/27	135,000	133,342

		1,494,068

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	115,000	114,713

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	195,000	206,547

Total Consumer Staples		2,505,197

Energy (4.5%)
Energy Equipment & Services (0.3%)
Delek & Avner Tamar Bond Ltd.
5.412%, 12/30/25§	400,000	414,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

FTS International, Inc.
6.250%, 5/1/22	$18,000	$14,760
Noble Holding International Ltd.
7.750%, 1/15/24	10,000	7,913
Schlumberger Holdings Corp.
2.350%, 12/21/18§	85,000	85,420

		522,093

Oil, Gas & Consumable Fuels (4.2%)
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	512,900
BP Capital Markets plc
3.588%, 4/14/27	24,000	24,386
3.723%, 11/28/28	155,000	159,875
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27 (m)	700,000	724,463
Canadian Natural Resources Ltd.
2.950%, 1/15/23	260,000	258,082
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	700,000	698,250
CNPC General Capital Ltd.
3.400%, 4/16/23 (m)	200,000	203,566
CNPC HK Overseas Capital Ltd.
4.500%, 4/28/21 (m)	500,000	531,250
Cosan Overseas Ltd.
8.250%, 8/5/17 (m)(y)	300,000	298,875
Enable Midstream Partners LP
4.400%, 3/15/27	190,000	190,471
Energy Transfer LP
4.750%, 1/15/26	165,000	172,111
4.200%, 4/15/27 (x)	10,000	9,933
Indian Oil Corp. Ltd.
5.750%, 8/1/23 (m)	200,000	225,230
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	160,000	191,257
MEG Energy Corp.
7.000%, 3/31/24§	30,000	23,157
NGL Energy Partners LP
7.500%, 11/1/23§	115,000	113,424
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26 (m)(x)	700,000	691,941
Peabody Energy Corp.
6.000%, 3/31/22 (x)§	115,000	114,641
Petrobras Global Finance BV
7.375%, 1/17/27	200,000	211,550
7.250%, 3/17/44	300,000	294,975
Petroleos Mexicanos
6.750%, 9/21/47	35,000	35,302
Phillips 66
5.875%, 5/1/42	69,000	82,651
Reliance Holding USA, Inc.
5.400%, 2/14/22 (m)	500,000	548,079
Reliance Industries Ltd.
4.125%, 1/28/25 (m)	300,000	310,303
Sanchez Energy Corp.
6.125%, 1/15/23 (x)	130,000	104,325
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 9/29/26 (m)	700,000	654,556
SM Energy Co.
5.000%, 1/15/24	125,000	110,625
Transportadora de Gas del Peru SA
4.250%, 4/30/28 (m)	600,000	623,250

Valero Energy Corp.
6.625%, 6/15/37	$70,000	$86,505
Williams Partners LP
3.750%, 6/15/27	80,000	79,236

		8,285,169

Total Energy		8,807,262

Financials (6.7%)
Banks (3.2%)
Australia & New Zealand Banking Group Ltd.
4.875%, 1/12/21§	100,000	108,310
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	207,905
Banco GNB Sudameris SA
6.500%, 4/3/27 (l)§	400,000	412,000
Banco Inbursa SA Institucion de Banca Multiple
4.375%, 4/11/27§	200,000	199,521
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25 (m)	500,000	517,250
Bank of America Corp.
2.000%, 1/11/18	55,000	55,071
2.503%, 10/21/22	120,000	118,609
2.881%, 4/24/23 (l)	105,000	105,104
Bank of Montreal
1.900%, 8/27/21	210,000	206,034
Citigroup, Inc.
2.279%, 5/17/24 (l)	245,000	244,824
Commonwealth Bank of Australia
2.750%, 3/10/22§	240,000	242,088
Corp. Financiera de Desarrollo SA
4.750%, 7/15/25 (m)	500,000	535,625
Corp. Group Banking SA
6.750%, 3/15/23 (m)(x)	250,000	249,646
Global Bank Corp.
4.500%, 10/20/21 (m)	600,000	614,100
Industrial Senior Trust
5.500%, 11/1/22 (m)	300,000	304,778
JPMorgan Chase & Co.
2.972%, 1/15/23	145,000	146,430
4.250%, 10/1/27	135,000	140,697
MUFG Americas Holdings Corp.
2.250%, 2/10/20	165,000	165,311
Oversea-Chinese Banking Corp. Ltd.
4.000%, 10/15/24 (l)(m)	200,000	205,250
PNC Financial Services Group, Inc. (The)
3.300%, 3/8/22	185,000	191,840
Royal Bank of Canada
2.125%, 3/2/20	60,000	60,082
2.500%, 1/19/21	15,000	15,075
Royal Bank of Scotland Group plc
3.498%, 5/15/23 (l)	260,000	262,028
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	65,000	66,114
2.058%, 7/14/21	230,000	225,789
Wells Fargo & Co.
3.069%, 1/24/23	210,000	212,797
3.584%, 5/22/28 (l)	165,000	167,220
Westpac Banking Corp.
2.600%, 11/23/20	60,000	60,630
2.000%, 8/19/21	150,000	147,438
2.500%, 6/28/22	15,000	14,932

		6,202,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Capital Markets (1.2%)
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	$85,000	$85,605
2.908%, 6/5/23 (l)	125,000	124,861
Israel Electric Corp. Ltd.
5.000%, 11/12/24 (m)	500,000	538,750
Morgan Stanley
2.750%, 5/19/22	165,000	165,007
3.625%, 1/20/27	150,000	150,927
S&P Global, Inc.
4.400%, 2/15/26	30,000	32,090
SURA Asset Management SA
4.375%, 4/11/27§	700,000	707,000
Temasek Financial I Ltd.
2.375%, 1/23/23 (m)	550,000	545,600

		2,349,840

Consumer Finance (0.7%)
Ally Financial, Inc.
4.125%, 3/30/20	180,000	185,184
American Express Credit Corp.
2.250%, 8/15/19	35,000	35,254
2.250%, 5/5/21	60,000	59,847
2.700%, 3/3/22	270,000	272,501
Discover Financial Services
4.100%, 2/9/27	220,000	220,616
General Motors Financial Co., Inc.
3.950%, 4/13/24	245,000	248,591
Synchrony Financial
3.000%, 8/15/19	235,000	238,342

		1,260,335

Diversified Financial Services (1.1%)
CK Hutchison International 17 Ltd.
3.500%, 4/5/27§	700,000	704,375
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	151,875
Guanay Finance Ltd.
6.000%, 12/15/20 (m)	182,872	187,899
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25 (m)	383,871	312,855
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	55,000	55,051
Petronas Capital Ltd.
3.500%, 3/18/25 (m)(x)	500,000	518,740
Shell International Finance BV
1.375%, 5/10/19	165,000	164,201
Tempo Acquisition LLC
6.750%, 6/1/25 (x)§	115,000	117,588

		2,212,584

Insurance (0.5%)
Athene Global Funding
3.000%, 7/1/22 (b)§	155,000	153,935
Brighthouse Financial, Inc.
3.700%, 6/22/27 (b)§	180,000	177,670
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	215,000	277,043
New York Life Global Funding
2.300%, 6/10/22 (b)§	65,000	64,523
2.900%, 1/17/24§	105,000	105,725

NFP Corp.
6.875%, 7/15/25 (b)§	$20,000	$20,200
NUVEEN FINANCE LLC
2.950%, 11/1/19§	170,000	172,317

		971,413

Total Financials		12,996,670

Health Care (1.5%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	176,000	187,506

Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
2.894%, 6/6/22	260,000	259,740
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	15,000	15,103

		274,843

Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	105,000	108,675
Air Medical Group Holdings, Inc.
6.375%, 5/15/23§	30,000	28,425
Anthem, Inc.
2.300%, 7/15/18	160,000	160,907
Cardinal Health, Inc.
1.950%, 6/15/18	210,000	210,566
4.368%, 6/15/47	55,000	56,893
Centene Corp.
4.750%, 1/15/25	105,000	108,347
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	110,000	113,696
Envision Healthcare Corp.
6.250%, 12/1/24§	110,000	117,425
Express Scripts Holding Co.
3.400%, 3/1/27	175,000	169,860
Laboratory Corp. of America Holdings
2.500%, 11/1/18	120,000	120,708
Tenet Healthcare Corp.
8.125%, 4/1/22	105,000	111,699
Universal Hospital Services, Inc.
7.625%, 8/15/20	115,000	117,162

		1,424,363

Pharmaceuticals (0.5%)
Allergan Funding SCS
2.350%, 3/12/18	169,000	169,678
AstraZeneca plc
2.375%, 11/16/20	80,000	80,652
2.375%, 6/12/22	85,000	84,836
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	105,000	113,925
Mylan NV
3.150%, 6/15/21	195,000	198,435
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	175,000	173,164
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	35,000	34,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	$180,000	$175,275

		1,030,790

Total Health Care		2,917,502

Industrials (2.8%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
6.875%, 3/15/39	120,000	175,474
Lockheed Martin Corp.
4.700%, 5/15/46	60,000	67,164

		242,638

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	185,000	200,200

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22	130,000	133,250

Building Products (0.0%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	108,000	112,320

Commercial Services & Supplies (0.2%)
Aramark Services, Inc.
5.000%, 4/1/25§	105,000	110,912
KAR Auction Services, Inc.
5.125%, 6/1/25§	65,000	66,219
Prime Security Services Borrower LLC
9.250%, 5/15/23§	110,000	119,537
Waste Management, Inc.
4.100%, 3/1/45	145,000	152,204

		448,872

Construction & Engineering (0.6%)
Aeropuerto Internacional de Tocumen SA
5.750%, 10/9/23	199,077	215,783
Aeropuertos Argentina 2000 SA
6.875%, 2/1/27§	150,000	155,625
Mexico City Airport Trust
4.250%, 10/31/26§	500,000	509,305
SBA Tower Trust
3.168%, 4/15/22§	250,000	250,078

		1,130,791

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	110,000	114,400

Road & Rail (1.0%)
Autoridad del Canal de Panama
4.950%, 7/29/35 (m)	200,000	218,025
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	195,000	215,553
CSX Corp.
3.800%, 11/1/46	215,000	210,650
Empresa de Transporte de Pasajeros Metro SA
5.000%, 1/25/47§	300,000	323,175
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34§	500,000	534,375

Penske Truck Leasing Co. LP
4.200%, 4/1/27§	$110,000	$113,654
Union Pacific Corp.
3.000%, 4/15/27	300,000	301,189

		1,916,621

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	200,000	208,458

Transportation Infrastructure (0.5%)
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27 (b)§	250,000	247,344
Korea Expressway Corp.
1.856%, 4/20/20 (l)§	250,000	249,995
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	223,274
3.625%, 4/28/26§	225,000	226,271

		946,884

Total Industrials		5,454,434

Information Technology (0.8%)
Communications Equipment (0.1%)
Axiata SPV2 Bhd.
3.466%, 11/19/20 (m)(x)	200,000	204,839

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.875%, 1/12/28	90,000	88,890

Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23	170,000	168,671

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	45,000	47,105

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	80,000	84,997
Broadcom Corp.
3.625%, 1/15/24§	95,000	97,248
Maxim Integrated Products, Inc.
3.450%, 6/15/27	90,000	89,566

		271,811

Software (0.4%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	100,000	112,250
Informatica LLC
7.125%, 7/15/23§	110,000	111,650
Microsoft Corp.
4.450%, 11/3/45	145,000	160,546
Open Text Corp.
5.875%, 6/1/26§	50,000	53,625
Oracle Corp.
4.125%, 5/15/45	145,000	149,176
Sophia LP
9.000%, 9/30/23§	105,000	110,644

		697,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	$146,000	$150,422

Total Information Technology		1,629,629

Materials (0.9%)
Chemicals (0.2%)
Grupo Idesa SA de CV
7.875%, 12/18/20 (m)	200,000	180,132
Hexion, Inc.
10.375%, 2/1/22 (x)§	110,000	109,203

		289,335

Construction Materials (0.3%)
Inversiones CMPC SA
4.375%, 4/4/27§	600,000	610,500

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	105,000	109,200
International Paper Co.
3.000%, 2/15/27	95,000	91,579

		200,779

Metals & Mining (0.1%)
Cliffs Natural Resources, Inc.
5.750%, 3/1/25§	5,000	4,712
Signode Industrial Group Lux SA
6.375%, 5/1/22§	50,000	52,188
Vale Overseas Ltd.
5.875%, 6/10/21	125,000	134,500

		191,400

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	340,000	348,979

Total Materials		1,640,993

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)
3.375%, 10/15/26	300,000	294,643
3.550%, 7/15/27	175,000	173,405
Boston Properties LP (REIT)
4.125%, 5/15/21	65,000	68,636
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	299,606
Simon Property Group LP (REIT)
3.375%, 6/15/27	210,000	209,553

Total Real Estate		1,045,843

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
3.800%, 3/1/24	160,000	162,834
British Telecommunications plc
5.950%, 1/15/18	355,000	362,770
CCO Holdings LLC
5.125%, 5/1/27§	110,000	112,475
Cincinnati Bell, Inc.
7.000%, 7/15/24§	105,000	109,463

Frontier Communications Corp.
8.500%, 4/15/20 (x)	$110,000	$115,500
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (m)(x)	700,000	691,250
Orange SA
2.750%, 2/6/19	200,000	202,309
Telesat Canada
8.875%, 11/15/24§	105,000	117,731
Verizon Communications, Inc.
4.400%, 11/1/34	175,000	172,902

		2,047,234

Wireless Telecommunication Services (0.4%)
Bharti Airtel Ltd.
4.375%, 6/10/25 (m)	400,000	399,000
Digicel Group Ltd.
7.125%, 4/1/22 (m)	250,000	219,075
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26 (m)	200,000	205,744

		823,819

Total Telecommunication Services		2,871,053

Utilities (1.7%)
Electric Utilities (1.3%)
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	250,000	253,435
Comision Federal de Electricidad
6.125%, 6/16/45 (m)	200,000	213,500
Duke Energy Corp.
3.750%, 9/1/46	50,000	47,655
Duke Energy Progress LLC
4.150%, 12/1/44	65,000	67,632
Exelon Corp.
3.400%, 4/15/26	85,000	85,489
Fortis, Inc.
2.100%, 10/4/21§	185,000	181,143
Great Plains Energy, Inc.
3.900%, 4/1/27	300,000	305,513
ITC Holdings Corp.
3.250%, 6/30/26	600,000	591,279
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	85,000	86,680
Pampa Energia SA
7.500%, 1/24/27§	150,000	156,675
Southern Co. (The)
2.450%, 9/1/18	95,000	95,778
1.850%, 7/1/19	185,000	184,602
Virginia Electric & Power Co.
Series A
3.500%, 3/15/27	300,000	309,249

		2,578,630

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.750%, 1/15/25 (x)	25,000	23,562
NRG Energy, Inc.
7.250%, 5/15/26	55,000	56,936

		80,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Multi-Utilities (0.3%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	$221,000	$296,868
DTE Energy Co.
2.850%, 10/1/26	300,000	285,306

		582,174

Total Utilities		3,241,302

Total Corporate Bonds		47,661,699

Foreign Government Securities (5.5%)
Dominican Republic
5.950%, 1/25/27 (m)	200,000	208,750
5.950%, 1/25/27§	400,000	417,500
6.850%, 1/27/45 (m)	400,000	426,500
Export-Import Bank of India
4.000%, 1/14/23 (m)	500,000	520,097
Federative Republic of Brazil
5.625%, 1/7/41 (x)	450,000	433,125
Fondo MIVIVIENDA SA
3.500%, 1/31/23 (m)	150,000	151,875
Korea Development Bank (The)
3.000%, 1/13/26	400,000	397,563
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25 (m)	300,000	298,875
Perusahaan Penerbit SBSN Indonesia III
4.150%, 3/29/27 (m)	200,000	203,000
4.150%, 3/29/27§	600,000	609,000
Provincia de Buenos Aires
7.875%, 6/15/27§	150,000	155,625
Republic of Argentina
6.875%, 1/26/27	500,000	518,000
Republic of Chile
3.125%, 1/21/26 (x)	800,000	815,000
3.860%, 6/21/47	200,000	200,500
Republic of Costa Rica
9.995%, 8/1/20	200,000	234,250
Republic of Guatemala
4.500%, 5/3/26 (m)	400,000	404,000
Republic of Korea
2.750%, 1/19/27 (x)	500,000	492,072
Republic of Panama
3.875%, 3/17/28	500,000	511,250
4.300%, 4/29/53	400,000	393,000
Republic of Philippines
4.200%, 1/21/24	800,000	875,000
3.700%, 2/2/42	200,000	201,750
State of Israel
2.875%, 3/16/26	400,000	398,500
State of Qatar
2.375%, 6/2/21 (m)	200,000	195,000
United Mexican States
4.000%, 10/2/23	96,000	100,560
4.125%, 1/21/26 (x)	500,000	519,750
4.150%, 3/28/27	400,000	414,200
4.750%, 3/8/44	500,000	500,500

Total Foreign Government Securities		10,595,242

Mortgage-Backed Securities (5.0%)
FHLMC
3.000%, 7/1/45	$841,520	$841,618
3.000%, 8/1/45	1,271,662	1,271,811
FNMA
3.000%, 4/1/45	1,101,684	1,091,829
3.000%, 9/1/46	2,480,609	2,478,961
3.500%, 12/1/46	3,957,621	4,067,848

Total Mortgage-Backed Securities		9,752,067

Municipal Bond (0.0%)
North Texas Municipal Water District, Revenue Bonds
5.000%, 9/1/35	60,000	70,273

Total Municipal Bond		70,273

U.S. Treasury Obligations (31.3%)
U.S. Treasury Bonds
2.750%, 11/15/42	4,440,000	4,388,662
2.875%, 8/15/45	2,720,000	2,735,258
U.S. Treasury Notes
0.875%, 11/30/17	2,520,000	2,517,303
1.000%, 2/15/18	2,930,000	2,926,234
1.000%, 5/15/18	600,000	598,568
1.000%, 5/31/18	660,000	658,334
1.500%, 5/31/20	4,120,000	4,114,271
2.000%, 11/30/20	3,930,000	3,976,147
1.750%, 12/31/20	450,000	451,350
2.250%, 3/31/21	4,340,000	4,425,783
1.750%, 3/31/22	6,780,000	6,745,094
1.500%, 2/28/23	350,000	340,703
1.250%, 7/31/23	17,500,000	16,707,852
2.125%, 2/29/24	4,780,000	4,785,602
1.625%, 5/15/26	5,680,000	5,384,773

Total U.S. Treasury Obligations		60,755,934

Total Long-Term Debt Securities (93.1%) (Cost $179,695,924)		180,883,726

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Amplify Energy Corp.*	761	7,610
SandRidge Energy, Inc.*	108	1,859

		9,469

Total Common Stocks (0.0%) (Cost $13,992)		9,469

INVESTMENT COMPANY:
DoubleLine Floating Rate Fund‡
Total Investment Company (1.9%) (Cost $3,583,622)	359,772	3,561,739

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,367,517	1,367,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (2.1%)
Bank of Nova Scotia,
1.10%, dated 6/30/17, due 7/3/17, repurchase price $150,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $153,000. (xx)	$150,000	$150,000
Citigroup Global Markets Ltd.,
1.13%, dated 6/30/17, due 7/3/17, repurchase price $700,066, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $714,000. (xx)	700,000	700,000
Deutsche Bank AG,
1.55%, dated 6/30/17, due 7/3/17, repurchase price $200,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000
Deutsche Bank AG,
1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG,
1.20%, dated 6/30/17, due 7/3/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $306,001. (xx)	300,000	300,000
Deutsche Bank Securities, Inc.,
1.15%, dated 6/30/17, due 7/3/17, repurchase price $634,056, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $646,675. (xx)	633,996	633,996

Macquarie Bank Ltd.,
1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	$200,000	$200,000
Macquarie Bank Ltd.,
1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Natixis,
1.34%, dated 6/30/17, due 7/3/17, repurchase price $500,056, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $510,059. (xx)	500,000	500,000
Nomura Securities Co. Ltd.,
1.11%, dated 6/30/17, due 7/3/17, repurchase price $450,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $459,000. (xx)	450,000	450,000
RBS Securities, Inc.,
1.08%, dated 6/30/17, due 7/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $510,014. (xx)	500,000	500,000

Total Repurchase Agreements		4,033,996

U.S. Treasury Obligation (1.6%)
U.S. Treasury Notes
0.63%, 9/30/17	3,210,000	3,206,288

Total Short-Term Investments (4.4%) (Cost $8,610,065)		8,608,211

Total Investments (99.4%) (Cost $191,903,603)		193,063,145
Other Assets Less Liabilities (0.6%)		1,241,526

Net Assets (100%)		$194,304,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $36,260,853 or 18.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $4,281,702 or 2.2% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $15,592,043 or 8.0% of net assets.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $3,948,888. This was secured by cash collateral of $4,033,996 which was subsequently invested in joint repurchase agreements with a total value of $4,033,996, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2017.

Glossary:

CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
IO	— Interest Only

Country Diversification As a Percentage of Total Net Assets
Argentina	0.5%
Australia	0.8
Belgium	0.1
Brazil	1.2
Canada	0.9
Cayman Islands	4.7
Chile	1.5
China	1.1
Colombia	0.6
Costa Rica	0.1
Dominican Republic	0.6
France	0.1
Guatemala	0.4
Hong Kong	0.4
India	1.9
Indonesia	0.4
Israel	0.8
Jamaica	0.1
Japan	0.1
Malaysia	0.7
Mexico	2.3
Netherlands	0.1
Panama	1.0
Peru	1.2
Philippines	0.5
Qatar	0.5
Singapore	0.4
South Korea	0.6
United Kingdom	0.6
United States	75.2
Cash and Other	0.6

100.0%

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$970,911	$2,600,000	$—	$3,561,739	$33,995	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$15,419,584	$—	$15,419,584
Collateralized Mortgage Obligations	—	28,286,064	—	28,286,064
Commercial Mortgage-Backed Securities	—	8,342,863	—	8,342,863
Common Stocks
Energy	9,469	—	—	9,469
Corporate Bonds
Consumer Discretionary	—	4,551,814	—	4,551,814
Consumer Staples	—	2,505,197	—	2,505,197
Energy	—	8,807,262	—	8,807,262
Financials	—	12,996,670	—	12,996,670
Health Care	—	2,917,502	—	2,917,502
Industrials	—	5,454,434	—	5,454,434
Information Technology	—	1,629,629	—	1,629,629
Materials	—	1,640,993	—	1,640,993
Real Estate	—	1,045,843	—	1,045,843
Telecommunication Services	—	2,871,053	—	2,871,053
Utilities	—	3,241,302	—	3,241,302
Foreign Government Securities	—	10,595,242	—	10,595,242
Investment Companies	3,561,739	—	—	3,561,739
Mortgage-Backed Securities	—	9,752,067	—	9,752,067
Municipal Bonds	—	70,273	—	70,273
Short-Term Investments
Investment Companies	1,367,927	—	—	1,367,927
Repurchase Agreements	—	4,033,996	—	4,033,996
U.S. Treasury Obligations	—	3,206,288	—	3,206,288
U.S. Treasury Obligations	—	60,755,934	—	60,755,934

Total Assets	$4,939,135	$188,124,010	$—	$193,063,145

Total Liabilities	$—	$—	$—	$—

Total	$4,939,135	$188,124,010	$—	$193,063,145

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,455,472
Long-term U.S. government debt securities	81,798,790

$181,254,262

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,267,599
Long-term U.S. government debt securities	42,696,342

$67,963,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,886,172
Aggregate gross unrealized depreciation	(751,411)

Net unrealized appreciation	$1,134,761

Federal income tax cost of investments	$191,928,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $3,583,622)	$3,561,739
Unaffiliated Issuers (Cost $184,285,985)	185,467,410
Repurchase Agreements (Cost $4,033,996)	4,033,996
Cash	5,997,328
Dividends, interest and other receivables	1,229,040
Receivable for securities sold	984,526
Receivable from Separate Accounts for Trust shares sold	5,495
Security lending income receivable	1,701
Other assets	2,142

Total assets	201,283,377

LIABILITIES
Payable for return of collateral on securities loaned	4,033,996
Payable for securities purchased	2,479,206
Due to Custodian	209,156
Investment management fees payable	94,875
Administrative fees payable	15,620
Distribution fees payable – Class IB	4,703
Payable to Separate Accounts for Trust shares redeemed	1,896
Trustees’ fees payable	1,502
Accrued expenses	137,752

Total liabilities	6,978,706

NET ASSETS	$194,304,671

Net assets were comprised of:
Paid in capital	$191,363,490
Accumulated undistributed net investment income (loss)	1,914,920
Accumulated undistributed net realized gain (loss) on investments	(133,281)
Net unrealized appreciation (depreciation) on investments	1,159,542

Net assets	$194,304,671

Class IB
Net asset value, offering and redemption price per share, $23,169,177 / 2,298,817 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.08

Class K
Net asset value, offering and redemption price per share, $171,135,494 / 16,958,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

(x)	Includes value of securities on loan of $3,948,888.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest (net of $2,258 foreign withholding tax)	$2,398,038
Dividends ($33,995 of dividend income received from affiliates)	53,540
Securities lending (net)	4,472

Total income	2,456,050

EXPENSES
Investment management fees	438,339
Administrative fees	71,828
Professional fees	35,631
Distribution fees – Class IB	18,688
Custodian fees	6,943
Printing and mailing expenses	5,157
Trustees’ fees	1,398
Miscellaneous	10,125

Gross expenses	588,109
Less: Waiver from investment manager	(1,184)
Reimbursement from sub-advisor	(8,084)

Net expenses	578,841

NET INVESTMENT INCOME (LOSS)	1,877,209

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	44,518
Net change in unrealized appreciation (depreciation) on investments ($(9,172) of change in unrealized appreciation (depreciation) from affiliates)	2,133,912

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,178,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,055,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited) (ak)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,877,209	$1,871,395
Net realized gain (loss) on investments	44,518	287,348
Net change in unrealized appreciation (depreciation) on investments	2,133,912	979,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,055,639	3,138,169

DIVIDENDS:
Dividends from net investment income
Class IB	—	(259,317)
Class K	—	(1,734,919)

TOTAL DIVIDENDS	—	(1,994,236)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 608,694 and 818,751 shares, respectively ]	6,056,048	8,201,352
Capital shares issued in connection with merger (Note 8) [ 930,000 and 0 shares, respectively ]	9,338,628	—
Capital shares issued in reinvestment of dividends [ 0 and 26,649 shares, respectively ]	—	259,317
Capital shares repurchased [ (289,852) and (41,424) shares, respectively ]	(2,912,367)	(416,515)

Total Class IB transactions	12,482,309	8,044,154

Class K
Capital shares sold [ 16,024,868 and 0 shares, respectively ]	159,907,946	—
Capital shares issued in reinvestment of dividends [ 0 and 178,301 shares, respectively ]	—	1,734,919
Capital shares repurchased [ (5,277,514) and 0 shares, respectively ]	(53,395,095)	—

Total Class K transactions	106,512,851	1,734,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	118,995,160	9,779,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,050,799	10,923,006
NET ASSETS:
Beginning of period	71,253,872	60,330,866

End of period (a)	$194,304,671	$71,253,872

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,914,920	$37,711

(ak)  After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Interest Rate Strategies Portfolio and CharterSM Income Strategies Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the 1290 VT DoubleLine Opportunistic Bond Portfolio (Note 8).

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (ak)

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.81		$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.25	0.17
Net realized and unrealized gain (loss) on investments	0.16		0.21	(0.39)

Total from investment operations	0.27		0.46	(0.22)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.17)

Net asset value, end of period	$10.08		$9.81	$9.61

Total return (b)	2.75%		4.83%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,169		$10,304	$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02	%(j)	1.06%	1.08%
Before waivers (a)(f)	1.03%		1.11%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.31%		2.52%	2.54	%(l)
Before waivers (a)(f)	2.29%		2.47%	2.36	%(l)
Portfolio turnover rate (z)^	50%		76%	79%

Class K	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.81		$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.28	0.18
Net realized and unrealized gain (loss) on investments	0.15		0.21	(0.38)

Total from investment operations	0.28		0.49	(0.20)

Less distributions:
Dividends from net investment income	—		(0.29)	(0.19)

Net asset value, end of period	$10.09		$9.81	$9.61

Total return (b)	2.85%		5.10%	(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,135		$60,950	$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77	%(j)	0.82%	0.84%
Before waivers (a)(f)	0.78%		0.88%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.60%		2.84%	2.67	%(l)
Before waivers (a)(f)	2.59%		2.78%	2.47	%(l)
Portfolio turnover rate (z)^	50%		76%	79%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB and 0.79% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ak)

After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Interest Rate Strategies Portfolio and CharterSM Income Strategies Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the 1290 VT DoubleLine Opportunistic Bond Portfolio (Note 8).

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	27.9%
Health Care	13.2
Energy	10.6
Information Technology	10.3
Industrials	9.4
Consumer Staples	8.2
Consumer Discretionary	5.9
Utilities	5.1
Real Estate	4.8
Investment Companies	3.5
Materials	2.3
Telecommunication Services	1.8
Repurchase Agreements	0.9
Cash and Other	(3.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,048.61	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,048.36	5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,048.61	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.9%)
Automobiles (1.8%)
General Motors Co.	309,913	$10,825,261

Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.	79,605	5,085,964

Household Durables (1.1%)
DR Horton, Inc.	111,860	3,867,000
Tupperware Brands Corp.	42,805	3,006,195

		6,873,195

Media (1.2%)
Walt Disney Co. (The)	70,460	7,486,375

Specialty Retail (1.0%)
Best Buy Co., Inc.	100,510	5,762,238

Total Consumer Discretionary		36,033,033

Consumer Staples (8.2%)
Beverages (0.5%)
Dr Pepper Snapple Group, Inc.	35,262	3,212,721

Food & Staples Retailing (2.8%)
CVS Health Corp.	76,233	6,133,707
Whole Foods Market, Inc.	259,815	10,940,810

		17,074,517

Household Products (3.1%)
Colgate-Palmolive Co.	73,649	5,459,600
Kimberly-Clark Corp.	51,517	6,651,360
Procter & Gamble Co. (The)	76,681	6,682,749

		18,793,709

Tobacco (1.8%)
Altria Group, Inc.	151,115	11,253,534

Total Consumer Staples		50,334,481

Energy (10.6%)
Oil, Gas & Consumable Fuels (10.6%)
Chevron Corp.	60,449	6,306,644
ConocoPhillips	260,786	11,464,152
Exxon Mobil Corp.	259,160	20,921,987
Occidental Petroleum Corp.	64,249	3,846,587
Statoil ASA (ADR)	164,930	2,726,293
Tesoro Corp.	62,223	5,824,073
Valero Energy Corp.	140,534	9,480,424
Williams Cos., Inc. (The)	144,825	4,385,301

Total Energy		64,955,461

Financials (27.3%)
Banks (16.8%)
Bank of America Corp.	836,045	20,282,452
Citigroup, Inc.	167,182	11,181,132
Citizens Financial Group, Inc.	118,632	4,232,790
JPMorgan Chase & Co.	290,579	26,558,921
KeyCorp	395,706	7,415,530
PNC Financial Services Group, Inc. (The)	65,698	8,203,709

SunTrust Banks, Inc.	170,283	$9,658,452
Wells Fargo & Co.	281,038	15,572,315

		103,105,301

Capital Markets (3.3%)
Goldman Sachs Group, Inc. (The)	47,454	10,530,043
Morgan Stanley	221,066	9,850,701

		20,380,744

Consumer Finance (1.0%)
Capital One Financial Corp.	71,779	5,930,381

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B*	80,617	13,654,101

Insurance (4.0%)
MetLife, Inc.	169,248	9,298,485
Prudential Financial, Inc.	105,117	11,367,353
XL Group Ltd.	85,345	3,738,111

		24,403,949

Total Financials		167,474,476

Health Care (13.2%)
Biotechnology (1.5%)
Amgen, Inc.	53,614	9,233,939

Health Care Equipment & Supplies (1.0%)
Hill-Rom Holdings, Inc.	77,387	6,160,779

Health Care Providers & Services (4.6%)
Cardinal Health, Inc.	96,319	7,505,176
Quest Diagnostics, Inc.	83,675	9,301,313
UnitedHealth Group, Inc.	59,545	11,040,834

		27,847,323

Pharmaceuticals (6.1%)
Allergan plc	17,296	4,204,485
Eli Lilly & Co.	91,923	7,565,263
Merck & Co., Inc.	242,561	15,545,735
Pfizer, Inc.	307,411	10,325,935

		37,641,418

Total Health Care		80,883,459

Industrials (9.4%)
Aerospace & Defense (2.4%)
L3 Technologies, Inc.	41,822	6,987,620
Northrop Grumman Corp.	28,857	7,407,880

		14,395,500

Airlines (0.9%)
Alaska Air Group, Inc.	64,467	5,786,558

Electrical Equipment (1.4%)
Eaton Corp. plc	110,305	8,585,038

Machinery (3.3%)
Cummins, Inc.	36,384	5,902,213
Oshkosh Corp.	133,675	9,207,534
Snap-on, Inc.	31,564	4,987,112

		20,096,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (1.4%)
Union Pacific Corp.	77,573	$8,448,475

Total Industrials		57,312,430

Information Technology (10.3%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	113,436	3,550,547

IT Services (3.1%)
Alliance Data Systems Corp.	18,835	4,834,756
CSRA, Inc.	195,110	6,194,743
DST Systems, Inc.	134,022	8,269,157

		19,298,656

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	241,305	8,141,631

Software (1.0%)
Microsoft Corp.	86,406	5,955,965

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	78,885	11,361,018
Western Digital Corp.	108,198	9,586,343
Xerox Corp.	177,440	5,097,851

		26,045,212

Total Information Technology		62,992,011

Materials (2.3%)
Chemicals (2.3%)
Huntsman Corp.	305,664	7,898,358
LyondellBasell Industries NV, Class A	73,174	6,175,154

Total Materials		14,073,512

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Apartment Investment & Management Co. (REIT), Class A	143,809	6,179,473
Digital Realty Trust, Inc. (REIT)	84,155	9,505,307
Sun Communities, Inc. (REIT)	108,470	9,511,734

		25,196,514

Real Estate Management & Development (0.7%)
Realogy Holdings Corp.	133,900	4,345,055

Total Real Estate		29,541,569

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	242,633	9,154,543
Verizon Communications, Inc.	46,092	2,058,469

Total Telecommunication Services		11,213,012

Utilities (5.1%)
Electric Utilities (3.0%)
Entergy Corp.	136,001	10,440,797
Exelon Corp.	221,709	7,997,043

		18,437,840

Multi-Utilities (2.1%)
Ameren Corp.	106,015	$5,795,840
Public Service Enterprise Group, Inc.	159,853	6,875,278

		12,671,118

Total Utilities		31,108,958

Total Common Stocks (98.9%) (Cost $474,259,373)		605,922,402

MASTER LIMITED PARTNERSHIP:
Financials (0.6%)
Capital Markets (0.6%)
Apollo Global Management LLC, Class A (Cost $3,114,309)	137,822	3,645,392

SHORT-TERM INVESTMENTS:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares	21,056,659	21,062,976

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $900,085, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $918,000. (xx)	900,000	900,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $250,032, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $277,956. (xx)	250,000	250,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	$100,000	$100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $408,001. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,335,326, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,361,902. (xx)	1,335,198	1,335,198
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $255,001. (xx)	250,000	250,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000

Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $250,028, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $255,030. (xx)	$250,000	$250,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,685,198

Total Short-Term Investments (4.4%) (Cost $26,748,173)		26,748,174

Total Investments (103.9%) (Cost $504,121,855)		636,315,968
Other Assets Less Liabilities (-3.9%)		(23,929,916)

Net Assets (100%)		$612,386,052

*	Non-income producing.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $5,566,372. This was secured by cash collateral of $5,685,198 which was subsequently invested in joint repurchase agreements with a total value of $5,685,198, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,033,033	$—	$—	$36,033,033
Consumer Staples	50,334,481	—	—	50,334,481
Energy	64,955,461	—	—	64,955,461
Financials	167,474,476	—	—	167,474,476
Health Care	80,883,459	—	—	80,883,459
Industrials	57,312,430	—	—	57,312,430
Information Technology	62,992,011	—	—	62,992,011
Materials	14,073,512	—	—	14,073,512
Real Estate	29,541,569	—	—	29,541,569
Telecommunication Services	11,213,012	—	—	11,213,012
Utilities	31,108,958	—	—	31,108,958
Master Limited Partnerships
Financials	3,645,392	—	—	3,645,392
Short-Term Investments
Investment Companies	21,062,976	—	—	21,062,976
Repurchase Agreements	—	5,685,198	—	5,685,198

Total Assets	$630,630,770	$5,685,198	$—	$636,315,968

Total Liabilities	$—	$—	$—	$—

Total	$630,630,770	$5,685,198	$—	$636,315,968

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$145,947,314
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$206,968,927

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,810,117
Aggregate gross unrealized depreciation	(4,433,201)

Net unrealized appreciation	$132,376,916

Federal income tax cost of investments	$503,939,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $498,436,657)	$630,630,770
Repurchase Agreements (Cost $5,685,198)	5,685,198
Cash	3,910,475
Receivable for securities sold	5,999,523
Dividends, interest and other receivables	758,952
Receivable from Separate Accounts for Trust shares sold	68,741
Security lending income receivable	1,749
Other assets	6,964

Total assets	647,062,372

LIABILITIES
Payable for securities purchased	22,293,120
Due to Custodian	5,999,523
Payable for return of collateral on securities loaned	5,685,198
Investment management fees payable	309,318
Payable to Separate Accounts for Trust shares redeemed	229,467
Administrative fees payable	49,241
Distribution fees payable – Class IB	33,421
Distribution fees payable – Class IA	8,198
Accrued expenses	68,834

Total liabilities	34,676,320

NET ASSETS	$612,386,052

Net assets were comprised of:
Paid in capital	$447,466,399
Accumulated undistributed net investment income (loss)	5,863,811
Accumulated undistributed net realized gain (loss) on investments	26,861,729
Net unrealized appreciation (depreciation) on investments	132,194,113

Net assets	$612,386,052

Class IA
Net asset value, offering and redemption price per share, $40,303,047 / 6,675,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.04

Class IB
Net asset value, offering and redemption price per share, $163,918,189 / 27,018,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.07

Class K
Net asset value, offering and redemption price per share, $408,164,816 / 67,522,008 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.04

(x)	Includes value of securities on loan of $5,566,372.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,431 foreign withholding tax)	$8,250,453
Interest	6,356
Securities lending (net)	14,078

Total income	8,270,887

EXPENSES
Investment management fees	2,344,348
Administrative fees	307,422
Distribution fees – Class IB	202,384
Distribution fees – Class IA	50,476
Custodian fees	33,224
Professional fees	32,489
Printing and mailing expenses	24,071
Trustees’ fees	7,724
Miscellaneous	7,026

Gross expenses	3,009,164
Less: Waiver from investment manager	(411,261)

Net expenses	2,597,903

NET INVESTMENT INCOME (LOSS)	5,672,984

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	22,603,923
Net change in unrealized appreciation (depreciation) on investments	2,991,516

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,595,439

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,268,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,672,984	$12,565,478
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	22,603,923	75,885,972
Net change in unrealized appreciation (depreciation) on investments	2,991,516	(7,679,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,268,423	80,771,726

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(702,790)
Class IB	—	(2,787,245)
Class K	—	(9,292,117)

	—	(12,782,152)

Distributions from net realized capital gains
Class IA	—	(4,245,054)
Class IB	—	(16,747,529)
Class K	—	(48,609,781)

	—	(69,602,364)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(82,384,516)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 211,825 and 768,158 shares, respectively ]	1,259,141	4,524,815
Capital shares issued in reinvestment of dividends and distributions [ 0 and 851,787 shares, respectively ]	—	4,947,844
Capital shares repurchased [ (667,637) and (1,205,255) shares, respectively ]	(3,957,873)	(6,997,565)

Total Class IA transactions	(2,698,732)	2,475,094

Class IB
Capital shares sold [ 795,464 and 1,884,954 shares, respectively ]	4,743,821	10,915,941
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,346,859 shares, respectively ]	—	19,534,774
Capital shares repurchased [ (1,939,185) and (3,734,710) shares, respectively ]	(11,523,386)	(21,875,398)

Total Class IB transactions	(6,779,565)	8,575,317

Class K
Capital shares sold [ 596,120 and 1,267,442 shares, respectively ]	3,514,756	7,178,433
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,969,570 shares, respectively ]	—	57,901,898
Capital shares repurchased [ (12,398,939) and (21,820,318) shares, respectively ]	(73,761,607)	(127,764,597)

Total Class K transactions	(70,246,851)	(62,684,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(79,725,148)	(51,633,855)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,456,725)	(53,246,645)
NET ASSETS:
Beginning of period	660,842,777	714,089,422

End of period (a)	$612,386,052	$660,842,777

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,863,811	$190,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$5.76	$5.79	$6.59	$6.77	$5.86	$5.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.09	0.11	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.23	0.65	(0.22)	0.48	1.72	0.80

Total from investment operations	0.28	0.75	(0.13)	0.59	1.83	0.91

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.11)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.67)	(0.57)	(0.66)	(0.79)	(0.07)

Total dividends and distributions	—	(0.78)	(0.67)	(0.77)	(0.92)	(0.18)

Net asset value, end of period	$6.04	$5.76	$5.79	$6.59	$6.77	$5.86

Total return (b)	4.86%	12.93%	(1.69)%	8.79%	31.63%	17.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,303	$41,067	$38,863	$40,537	$40,639	$28,261
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.03%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%	1.03%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.12%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.72%	1.46%	1.59%	1.59%	2.00%
After waivers and fees paid indirectly (a)(f)	1.65%	1.72%	1.46%	1.59%	1.59%	2.00%
Before waivers and fees paid indirectly (a)(f)	1.52%	1.59%	1.37%	1.52%	1.51%	1.92%
Portfolio turnover rate (z)^	24%	49%	66%	50%	58%	56%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$5.79	$5.81	$6.61	$6.80	$5.88	$5.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.09	0.11	0.10	0.11
Net realized and unrealized gain (loss) on investments	0.23	0.66	(0.22)	0.47	1.74	0.81

Total from investment operations	0.28	0.76	(0.13)	0.58	1.84	0.92

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.11)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.67)	(0.57)	(0.66)	(0.79)	(0.07)

Total dividends and distributions	—	(0.78)	(0.67)	(0.77)	(0.92)	(0.18)

Net asset value, end of period	$6.07	$5.79	$5.81	$6.61	$6.80	$5.88

Total return (b)	4.84%	13.06%	(1.68)%	8.59%	31.72%	17.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,918	$162,969	$154,966	$167,418	$160,887	$404,727
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.03%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%	1.03%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.12%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.72%	1.46%	1.59%	1.56%	2.01%
After waivers and fees paid indirectly (a)(f)	1.65%	1.72%	1.46%	1.59%	1.56%	2.01%
Before waivers and fees paid indirectly (a)(f)	1.52%	1.59%	1.37%	1.51%	1.49%	1.93%
Portfolio turnover rate (z)^	24%	49%	66%	50%	58%	56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$5.76	$5.79	$6.59	$6.77	$5.86	$5.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.12	0.11	0.13	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.22	0.65	(0.22)	0.48	1.73	0.80

Total from investment operations	0.28	0.77	(0.11)	0.61	1.85	0.93

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.13)	(0.15)	(0.13)
Distributions from net realized gains	—	(0.67)	(0.57)	(0.66)	(0.79)	(0.07)

Total dividends and distributions	—	(0.80)	(0.69)	(0.79)	(0.94)	(0.20)

Net asset value, end of period	$6.04	$5.76	$5.79	$6.59	$6.77	$5.86

Total return (b)	4.86%	13.22%	(1.44)%	9.06%	31.96%	18.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,165	$456,807	$520,261	$668,050	$648,008	$527,279
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%	0.79%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)(f)	0.75%	0.75%	0.79%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)(f)	0.88%	0.88%	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%	1.98%	1.70%	1.84%	1.84%	2.24%
After waivers and fees paid indirectly (a)(f)	1.89%	1.98%	1.70%	1.84%	1.84%	2.24%
Before waivers and fees paid indirectly (a)(f)	1.76%	1.85%	1.61%	1.76%	1.76%	2.16%
Portfolio turnover rate (z)^	24%	49%	66%	50%	58%	56%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Consumer Discretionary	22.4%
Health Care	15.6
Industrials	9.1
Information Technology	7.2
Utilities	7.1
Telecommunication Services	6.8
Consumer Staples	4.9
Materials	4.2
Repurchase Agreements	3.7
Financials	3.7
Investment Companies	3.5
Real Estate	2.2
Energy	0.8
Cash and Other	8.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,022.39	$6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.24	6.62
Class IB
Actual	1,000.00	1,022.52	6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.24	6.62
Class K
Actual	1,000.00	1,023.74	5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.37

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.32%, 1.32% and 1.07%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (22.3%)
Hotels, Restaurants & Leisure (4.4%)
Belmond Ltd., Class A*	38,000	$505,400
Dover Motorsports, Inc.	80,216	168,454
Eldorado Resorts, Inc.*	6,000	120,000
Intrawest Resorts Holdings, Inc.*	40,000	949,600
Panera Bread Co., Class A*	28,000	8,809,920

		10,553,374

Household Durables (1.3%)
Bang & Olufsen A/S*	4,000	66,970
Lennar Corp., Class B	28,000	1,259,160
Nobility Homes, Inc.	8,000	132,800
Sony Corp. (ADR) (x)	46,000	1,756,740

		3,215,670

Leisure Products (0.0%)
Accell Group	100	3,276

Media (11.5%)
AH Belo Corp., Class A	35,060	192,830
AMC Networks, Inc., Class A*	3,500	186,935
Beasley Broadcast Group, Inc., Class A (x)	47,500	465,500
Clear Channel Outdoor Holdings, Inc., Class A	377,436	1,830,565
DISH Network Corp., Class A*	10,000	627,600
EW Scripps Co. (The), Class A*	161,000	2,867,410
Havas SA	21,500	226,065
Interpublic Group of Cos., Inc. (The)	90,000	2,214,000
Liberty Broadband Corp., Class A*	250	21,447
Liberty Broadband Corp., Class C*	353	30,623
Liberty Global plc, Class A*	15,000	481,800
Liberty Global plc, Class C*	23,000	717,140
Liberty Global plc LiLAC, Class A (x)*	9,000	195,930
Liberty Global plc LiLAC, Class C*	16,000	342,560
Liberty Media Corp-Liberty Braves, Class A*	3,000	71,670
Liberty Media Corp-Liberty Braves, Class C*	3,005	72,030
Loral Space & Communications, Inc.*	21,579	896,607
Salem Media Group, Inc.	22,000	156,200
Sky plc	120,000	1,553,562
Telegraaf Media Groep NV (CVA)*	3,000	21,131
Telenet Group Holding NV*	30,000	1,889,687
Time Warner, Inc.	74,000	7,430,340
Tribune Media Co., Class A	127,080	5,181,052
tronc, Inc. (x)*	2,000	25,780

		27,698,464

Specialty Retail (1.5%)
Cabela’s, Inc.*	62,000	3,684,040
West Marine, Inc.	2,000	25,700

		3,709,740

Textiles, Apparel & Luxury Goods (3.6%)
Kate Spade & Co.*	466,155	$8,619,206

Total Consumer Discretionary		53,799,730

Consumer Staples (4.8%)
Beverages (0.0%)
National Beverage Corp. (x)	1,000	93,560

Food & Staples Retailing (1.2%)
Rite Aid Corp.*	680,000	2,006,000
Whole Foods Market, Inc.	22,000	926,420

		2,932,420

Food Products (3.0%)
GrainCorp Ltd., Class A	52,000	378,489
Hershey Co. (The)	3,300	354,321
Mondelez International, Inc., Class A	25,000	1,079,750
Parmalat SpA (x)	850,000	2,941,607
Premier Foods plc*	1,600,000	843,988
Snyder’s-Lance, Inc.	8,000	276,960
Tootsie Roll Industries, Inc. (x)	41,500	1,446,275

		7,321,390

Personal Products (0.6%)
Avon Products, Inc.*	85,000	323,000
Nutraceutical International Corp. (x)	24,579	1,023,715

		1,346,715

Total Consumer Staples		11,694,085

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Alvopetro Energy Ltd.*	320,000	44,417
Etablissements Maurel et Prom*	200	781
Gulf Coast Ultra Deep Royalty Trust*	400,000	26,000
Noble Energy, Inc.	47,999	1,358,372
Rice Energy, Inc.*	7,000	186,410
Whiting Petroleum Corp.*	50,000	275,500

Total Energy		1,891,480

Financials (3.7%)
Banks (1.3%)
BB&T Corp.	17,000	771,970
Flushing Financial Corp.	62,000	1,747,780
Sterling Bancorp	30,000	697,500

		3,217,250

Capital Markets (0.0%)
BKF Capital Group, Inc.*	1,200	8,700

Diversified Financial Services (0.3%)
Kinnevik AB, Class B	20,000	612,247

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	4,500	238,050
Aspen Insurance Holdings Ltd.	3,000	149,550
Fidelity & Guaranty Life (x)	20,000	621,000
OneBeacon Insurance Group Ltd., Class A	6,300	114,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Topdanmark A/S*	1,000	$31,934

		1,155,383

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	190,000	3,828,500
Wolverine Bancorp, Inc.	100	4,015

		3,832,515

Total Financials		8,826,095

Health Care (15.5%)
Biotechnology (0.4%)
Grifols SA (ADR)	30,000	633,900
Idorsia Ltd. (x)*	18,500	349,202
Nexvet Biopharma plc*	1,000	6,670

		989,772

Health Care Equipment & Supplies (4.2%)
Alere, Inc.*	35,000	1,756,650
CR Bard, Inc.	11,000	3,477,210
Exactech, Inc.*	8,500	253,300
ICU Medical, Inc.*	4,000	690,000
Innocoll Holdings plc (x)*	125,000	283,750
LifeWatch AG (Registered)*	100	1,580
Novadaq Technologies, Inc.*	11,000	128,920
Spectranetics Corp. (The)*	88,000	3,379,200
Syneron Medical Ltd.*	5,500	60,225

		10,030,835

Health Care Providers & Services (3.0%)
American Medical Alert Corp.*	140,898	1,057
Chemed Corp.	500	102,265
Cigna Corp.	2,000	334,780
Humana, Inc.	1,400	336,868
VCA, Inc.*	70,000	6,461,700

		7,236,670

Life Sciences Tools & Services (2.9%)
Agilent Technologies, Inc.	9,000	533,790
Albany Molecular Research, Inc. (x)*	115,972	2,516,592
Illumina, Inc.*	400	69,408
PAREXEL International Corp.*	1,000	86,910
Patheon NV*	100,000	3,488,000
VWR Corp.*	10,000	330,100

		7,024,800

Pharmaceuticals (5.0%)
Akorn, Inc.*	150,000	5,031,000
Allergan plc	11,500	2,795,535
Depomed, Inc.*	35,000	375,900
Mylan NV*	6,500	252,330
SciClone Pharmaceuticals, Inc.*	200	2,200
STADA Arzneimittel AG (x)*†	50,000	3,545,805

		12,002,770

Total Health Care		37,284,847

Industrials (9.1%)
Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.	2,500	95,250

Building Products (0.1%)
Fortune Brands Home & Security, Inc.	5,000	$326,200

Commercial Services & Supplies (2.5%)
West Corp.	260,000	6,063,200

Machinery (2.5%)
CIRCOR International, Inc.	5,000	296,900
Haldex AB*	35,000	440,372
Mueller Industries, Inc.	20,000	609,000
Mueller Water Products, Inc., Class A	50,000	584,000
Navistar International Corp.*	120,000	3,147,600
SLM Solutions Group AG*	2,400	105,535
Xylem, Inc.	16,000	886,880

		6,070,287

Road & Rail (0.8%)
Hertz Global Holdings, Inc. (x)*	170,000	1,955,000

Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.*	85,000	3,342,200
Kaman Corp.	30,000	1,496,100

		4,838,300

Transportation Infrastructure (1.1%)
Abertis Infraestructuras SA	135,000	2,500,966
exactEarth Ltd.*	9,101	8,772

		2,509,738

Total Industrials		21,857,975

Information Technology (7.2%)
Communications Equipment (3.2%)
Brocade Communications Systems, Inc.	450,000	5,674,500
Digi International, Inc.*	44,000	446,600
Harris Corp.	15,000	1,636,200

		7,757,300

Electronic Equipment, Instruments & Components (1.2%)
Axis Communications AB	72,800	2,941,484

Internet Software & Services (1.0%)
Dalenys*	5,300	52,610
Global Sources Ltd.*	2,500	50,000
Rightside Group Ltd.*	1,000	10,620
Xactly Corp. (x)*	150,000	2,347,500

		2,460,730

IT Services (0.5%)
CardConnect Corp. (x)*	5,200	78,260
MoneyGram International, Inc. (x)*	47,500	819,375
NeuStar, Inc., Class A*	500	16,675
TIO Networks Corp.*	111,000	285,032

		1,199,342

Semiconductors & Semiconductor Equipment (1.0%)
AIXTRON SE (x)*	22,800	160,283
NXP Semiconductors NV*	20,000	2,189,000

		2,349,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Software (0.3%)
Dell Technologies, Inc., Class V*	4,043	$247,068
Mobileye NV*	5,000	314,000
Synchronoss Technologies, Inc.*	3,000	49,350

		610,418

Total Information Technology		17,318,557

Materials (4.2%)
Chemicals (1.3%)
Ferro Corp.*	10,000	182,900
International Flavors & Fragrances, Inc.	4,000	540,000
Linde AG	5,000	946,842
Monsanto Co.	13,000	1,538,680

		3,208,422

Construction Materials (1.3%)
Vulcan Materials Co.	24,000	3,040,320

Containers & Packaging (0.5%)
Greif, Inc., Class A	4,000	223,120
Myers Industries, Inc.	55,000	987,250

		1,210,370

Metals & Mining (0.8%)
Alamos Gold, Inc., Class A (x)	8,000	57,440
AuRico Metals, Inc.*	8,876	7,722
Dominion Diamond Corp.	35,000	439,600
Handy & Harman Ltd.*	23,020	722,828
Osisko Gold Royalties Ltd.	28,000	342,227
Pan American Silver Corp.	30,000	504,550

		2,074,367

Paper & Forest Products (0.3%)
Norbord, Inc.	21,000	653,740

Total Materials		10,187,219

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
First Potomac Realty Trust (REIT)	500	5,555
Parkway, Inc. (REIT)	15,000	343,350
Ryman Hospitality Properties, Inc. (REIT)	75,000	4,800,750

		5,149,655

Real Estate Management & Development (0.1%)
Forestar Group, Inc.*	11,000	188,650

Total Real Estate		5,338,305

Telecommunication Services (6.8%)
Diversified Telecommunication Services (2.5%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	69,184
Cincinnati Bell, Inc.*	49,000	957,950
DGC One AB	1,000	29,675
Koninklijke KPN NV	100,000	319,916
Level 3 Communications, Inc.*	65,000	3,854,500
Lumos Networks Corp.*	3,000	53,610

Straight Path Communications, Inc., Class B (x)*	5,000	$898,250

		6,183,085

Wireless Telecommunication Services (4.3%)
Millicom International Cellular SA	46,000	2,737,000
Telephone & Data Systems, Inc.	18,000	499,500
T-Mobile US, Inc.*	70,000	4,243,400
United States Cellular Corp.*	74,000	2,835,680

		10,315,580

Total Telecommunication Services		16,498,665

Utilities (7.1%)
Electric Utilities (4.2%)
PNM Resources, Inc.	22,000	841,500
Westar Energy, Inc.	175,000	9,278,500

		10,120,000

Gas Utilities (2.0%)
Delta Natural Gas Co., Inc. (x)	13,000	396,110
Gas Natural, Inc. (x)	75,000	967,500
National Fuel Gas Co.	48,000	2,680,320
WGL Holdings, Inc.	8,000	667,440

		4,711,370

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000	34,500
TerraForm Global, Inc., Class A*	10,000	50,500

		85,000

Water Utilities (0.9%)
Severn Trent plc	80,000	2,273,556

Total Utilities		17,189,926

Total Common Stocks (83.7%) (Cost $192,595,745)		201,886,884

RIGHTS:
Consumer Discretionary (0.1%)
Media (0.1%)
MEDIA GEN, Inc., CVR*†	130,000	165,750

Total Consumer Discretionary		165,750

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary), CVR*†	350,000	171,500
Safeway, Inc. (PDC subsidiary), CVR*†	350,000	5,250

Total Consumer Staples		176,750

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences Corp., CVR*†	20,000	9,000
Chelsea Therapeutics, Inc., CVR (x)*†	12,000	720
Durata Therapeutics, Inc., CVR*†	20,000	2,400
Dyax Corp., CVR*†	116,000	96,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Tobira Therapeutics, Inc., CVR (x)*†	15,000	$154,575

		263,265

Health Care Equipment & Supplies (0.0%)
Synergetics USA, Inc., CVR*†	479,184	68,284
Wright Medical Group NV, CVR, expiring 3/1/19*	5,000	7,500

		75,784

Pharmaceuticals (0.0%)
ADOLOR, CVR*†	40,000	15,600
Omthera Pharmaceuticals, Inc., CVR*†	100	45

		15,645

Total Health Care		354,694

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR (x)*†	320,000	—

Total Information Technology		—

Total Rights (0.3%) (Cost $30,225)		697,194

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Hudbay Minerals, Inc., expiring 7/20/18* (Cost $887)	850	157

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares	8,290,147	8,292,634

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.7%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	$500,000	500,000

Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,200,113, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,224,000. (xx)	$1,200,000	$1,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $600,060, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $612,001. (xx)	600,000	600,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,190,723, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,234,323. (xx)	2,190,513	2,190,513
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $255,001. (xx)	250,000	250,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	$400,000	$400,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $400,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $750,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $765,000. (xx)	750,000	750,000

Total Repurchase Agreements		8,990,513

Total Short-Term Investments (7.2%) (Cost $17,283,764)		17,283,147

Total Investments (91.2%) (Cost $209,910,621)		219,867,382
Other Assets Less Liabilities (8.8%)		21,288,307

Net Assets (100%)		$241,155,689

*	Non-income producing.
†	Securities (totaling $4,235,499 or 1.8% of net assets) held at fair value by management.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $9,010,850. This was secured by cash collateral of $8,990,513 which was subsequently invested in joint repurchase agreements with a total value of $8,990,513, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $398,201 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 1.625%, maturing 5/31/15 - 2/15/42.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
CVR	— Contingent Value Right

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Belgium	0.8
Bermuda	0.1
Canada	1.0
China	0.0	#
Denmark	0.0	#
France	0.1
Germany	2.0
Hong Kong	0.0	#
Ireland	0.1
Israel	0.0	#
Italy	1.2
Japan	0.7
Luxembourg	1.1
Netherlands	1.1
Spain	1.3
Sweden	1.7
Switzerland	0.2
United Kingdom	2.9
United States	76.7
Cash and Other	8.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$49,737,785	$4,061,945	$—		$53,799,730
Consumer Staples	7,530,001	4,164,084	—		11,694,085
Energy	1,890,699	781	—		1,891,480
Financials	8,173,214	652,881	—		8,826,095
Health Care	33,387,203	350,782	3,546,862		37,284,847
Industrials	18,811,102	3,046,873	—		21,857,975
Information Technology	14,164,180	3,154,377	—		17,318,557
Materials	8,517,549	1,669,670	—		10,187,219
Real Estate	5,338,305	—	—		5,338,305
Telecommunication Services	13,342,890	3,155,775	—		16,498,665
Utilities	14,881,870	2,308,056	—		17,189,926
Rights
Consumer Discretionary	—	—	165,750		165,750
Consumer Staples	—	—	176,750		176,750
Health Care	7,500	—	347,194		354,694
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	8,292,634	—	—		8,292,634
Repurchase Agreements	—	8,990,513	—		8,990,513
Warrants
Materials	157	—	—		157

Total Assets	$184,075,089	$31,555,737	$4,236,556		$219,867,382

Total Liabilities	$—	$—	$—		$—

Total	$184,075,089	$31,555,737	$4,236,556		$219,867,382

(a)	Securities with a market value of $2,905,454 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

	Investments in Common Stocks - Health Care	Investme- nts in Common Stocks - Real Estate	Investm- ents in Common Stocks - Utilities	Investm- ents in Rights - Consumer Discretio- nary	Investm- ents in Rights - Consumer Staples	Investments in Rights - Health Care	Investme- nts in Rights - Information Technology	Investments in Rights - Telecommu- nication Services

Balance as of 12/31/16	$—	$15,310	$—	$—	$150,080	$467,126	$—	$967,500
Realized gains (losses)	—	3,550	(49)	—	5,950	—	19,824	1,461,288
Change in unrealized Appreciation/(Depreciation)	82,242	(1,560)	49	135,525	26,670	(118,875)	—	(967,500)
Net accretion (amortization)	—	—	—	—	—	—	—	—
Purchases*	3,464,620	—	—	30,225	—	—	—	—
Sales*	—	(17,300)	—	—	(5,950)	(1,057)	(19,824)	(1,461,288)
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—	—

Balance as of 6/30/17	$3,546,862	$—	$—	$165,750	$176,750	$347,194	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 6/30/17	82,242	—	—	135,525	26,670	—	—	—

*	Purchases and Sales include Settlements and Issuances, respectively, from Corporate Actions.

Investment Type	Fair Value at 6/30/2017	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Investments in Common Stocks — Health Care	$3,546,862	Value of Proxy Security	Comparability Analysis	N/A
Investments in Rights — Consumer Discretionary	165,750	Intrinsic Value with possible liquidity discount	Intrinsic Calculation, and amount of liquidity discount	0 to 25%
Investments in Rights — Consumer Staples	176,750	Intrinsic Value with possible liquidity discount	Intrinsic Calculation, and amount of liquidity discount	0 to 25%
Investments in Rights — Health Care	347,194	Intrinsic Value with possible liquidity discount	Intrinsic Calculation, and amount of liquidity discount	0 to 25%
Investments in Rights — Information Technology	—	Intrinsic Value	Intrinsic Calculation	N/A

	$4,236,556

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(28,767)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,167,000 for one month during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$168,755,216
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,210,786

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,834,649
Aggregate gross unrealized depreciation	(14,751,735)

Net unrealized appreciation	$9,082,914

Federal income tax cost of investments	$210,784,468

For the six months ended June 30, 2017, the Portfolio incurred approximately $91,343 as brokerage commissions with G. Research an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $200,920,108)	$210,876,869
Repurchase Agreements (Cost $8,990,513)	8,990,513
Cash	35,051,368
Foreign cash (Cost $22,832)	24,257
Receivable for securities sold	2,523,076
Due from Custodian	2,297,034
Dividends, interest and other receivables	302,067
Receivable from Separate Accounts for Trust shares sold	41,847
Security lending income receivable	17,937
Other assets	2,806

Total assets	260,127,774

LIABILITIES
Payable for securities purchased	9,538,210
Payable for return of collateral on securities loaned	8,990,513
Investment management fees payable	178,636
Payable to Separate Accounts for Trust shares redeemed	126,579
Distribution fees payable – Class IB	42,477
Administrative fees payable	19,503
Distribution fees payable – Class IA	3,042
Trustees’ fees payable	593
Accrued expenses	72,532

Total liabilities	18,972,085

NET ASSETS	$241,155,689

Net assets were comprised of:
Paid in capital	$221,647,430
Accumulated undistributed net investment income (loss)	297,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	9,252,037
Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,959,163

Net assets	$241,155,689

Class IA
Net asset value, offering and redemption price per share, $14,745,408 / 1,113,732 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.24

Class IB
Net asset value, offering and redemption price per share, $206,696,994 / 15,689,789 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.17

Class K
Net asset value, offering and redemption price per share, $19,713,287 / 1,474,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.37

(x)	Includes value of securities on loan of $9,010,850.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $43,361 foreign withholding tax)	$1,756,086
Interest	65,937
Securities lending (net)	57,940

Total income	1,879,963

EXPENSES
Investment management fees	1,101,222
Distribution fees – Class IB	260,367
Administrative fees	120,336
Professional fees	36,661
Custodian fees	34,216
Distribution fees – Class IA	18,468
Printing and mailing expenses	9,353
Trustees’ fees	2,940
Miscellaneous	7,391

Total expenses	1,590,954

NET INVESTMENT INCOME (LOSS)	289,009

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	8,731,328
Foreign currency transactions	33,902

Net realized gain (loss)	8,765,230

Change in unrealized appreciation (depreciation) on:
Investments	(3,518,483)
Foreign currency translations	3,305

Net change in unrealized appreciation (depreciation)	(3,515,178)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,250,052

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,539,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$289,009	$176,326
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	8,765,230	10,436,454
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,515,178)	7,674,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,539,061	18,286,944

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(888)
Class IB	—	(12,644)
Class K	—	(56,776)

	—	(70,308)

Distributions from net realized capital gains
Class IA	—	(737,385)
Class IB	—	(10,613,231)
Class K	—	(1,085,028)

	—	(12,435,644)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(12,505,952)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 69,329 and 188,029 shares, respectively ]	906,950	2,417,393
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,992 shares, respectively ]	—	738,273
Capital shares repurchased [ (110,267) and (184,104) shares, respectively ]	(1,446,666)	(2,363,099)

Total Class IA transactions	(539,716)	792,567

Class IB
Capital shares sold [ 700,435 and 1,015,992 shares, respectively ]	9,088,707	12,977,246
Capital shares issued in reinvestment of dividends and distributions [ 0 and 824,194 shares, respectively ]	—	10,625,875
Capital shares repurchased [ (1,384,227) and (3,187,966) shares, respectively ]	(18,038,831)	(40,671,685)

Total Class IB transactions	(8,950,124)	(17,068,564)

Class K
Capital shares sold [ 99,052 and 253,001 shares, respectively ]	1,306,857	3,279,600
Capital shares issued in reinvestment of dividends and distributions [ 0 and 87,388 shares, respectively ]	—	1,141,804
Capital shares repurchased [ (340,604) and (289,070) shares, respectively ]	(4,518,628)	(3,762,569)

Total Class K transactions	(3,211,771)	658,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,701,611)	(15,617,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,162,550)	(9,836,170)
NET ASSETS:
Beginning of period	248,318,239	258,154,409

End of period (a)	$241,155,689	$248,318,239

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$297,059	$8,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016		2015		2014	2013		2012
Net asset value, beginning of period	$12.95		$12.65		$12.95		$13.25	$12.56		$12.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	####	0.01	###	—	#	(0.03)	—	#,##	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28		0.96		0.30		0.27	1.36		0.65

Total from investment operations	0.29		0.97		0.30		0.24	1.36		0.64

Less distributions:
Dividends from net investment income	—		—	#	—		—	(0.01)		—
Distributions from net realized gains	—		(0.67)		(0.60)		(0.54)	(0.66)		(0.28)

Total dividends and distributions	—		(0.67)		(0.60)		(0.54)	(0.67)		(0.28)

Net asset value, end of period	$13.24		$12.95		$12.65		$12.95	$13.25		$12.56

Total return (b)	2.24%		7.69	%(jj)	2.42	%(dd)	1.87%	10.93%		5.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,745		$14,951		$13,834		$12,973	$10,742		$7,134
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.32%		1.33%		1.31%		1.31%	1.30%		1.31%
Before fees paid indirectly (a)(f)	1.32%		1.33%		1.31%		1.31%	1.32%		1.32%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.21	%(pp)	0.04	%(mm)	(0.01	)%(gg)	(0.20)%	0.03	%(aa)	(0.04)%
Before fees paid indirectly (a)(f)	0.21	%(pp)	0.04	%(mm)	(0.01	)%(gg)	(0.20)%	0.02	%(aa)	(0.05)%
Portfolio turnover rate (z)^	81%		198%		199%		224%	272%		285%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015		2014	2013		2012
Net asset value, beginning of period	$12.88		$12.59		$12.89		$13.19	$12.51		$12.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	####	0.01	###	—	#	(0.03)	0.01	##	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28		0.95		0.30		0.27	1.34		0.65

Total from investment operations	0.29		0.96		0.30		0.24	1.35		0.64

Less distributions:
Dividends from net investment income	—		—	#	—		—	(0.01)		—
Distributions from net realized gains	—		(0.67)		(0.60)		(0.54)	(0.66)		(0.28)

Total dividends and distributions	—		(0.67)		(0.60)		(0.54)	(0.67)		(0.28)

Net asset value, end of period	$13.17		$12.88		$12.59		$12.89	$13.19		$12.51

Total return (b)	2.25%		7.65	%(kk)	2.43	%(ee)	1.88%	10.89%		5.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$206,697		$210,957		$223,093		$245,516	$261,266		$238,695
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.32%		1.33%		1.31%		1.31%	1.30%		1.31%
Before fees paid indirectly (a)(f)	1.32%		1.33%		1.31%		1.31%	1.32%		1.32%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.21	%(qq)	0.05	%(nn)	(0.02	)%(hh)	(0.22)%	0.06	%(bb)	(0.06)%
Before fees paid indirectly (a)(f)	0.21	%(qq)	0.05	%(nn)	(0.02	)%(hh)	(0.22)%	0.05	%(bb)	(0.07)%
Portfolio turnover rate (z)^	81%		198%		199%		224%	272%		285%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016		2015		2014	2013		2012
Net asset value, beginning of period	$13.06		$12.75		$13.02		$13.29	$12.59		$12.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	####	0.04	###	0.03		0.01	0.04	##	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28		0.97		0.30		0.26	1.37		0.65

Total from investment operations	0.31		1.01		0.33		0.27	1.41		0.67

Less distributions:
Dividends from net investment income	—		(0.03)		—		—	(0.05)		—
Distributions from net realized gains	—		(0.67)		(0.60)		(0.54)	(0.66)		(0.28)

Total dividends and distributions	—		(0.70)		(0.60)		(0.54)	(0.71)		(0.28)

Net asset value, end of period	$13.37		$13.06		$12.75		$13.02	$13.29		$12.59

Total return (b)	2.37%		7.98	%(ll)	2.64	%(ff)	2.09%	11.26%		5.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,713		$22,410		$21,227		$19,627	$17,365		$11,353
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.08%		1.06%		1.06%	1.05%		1.06%
Before fees paid indirectly (a)(f)	1.07%		1.08%		1.06%		1.06%	1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.46	%(rr)	0.30	%(oo)	0.24	%(ii)	0.04%	0.27	%(cc)	0.19%
Before fees paid indirectly (a)(f)	0.46	%(rr)	0.30	%(oo)	0.24	%(ii)	0.04%	0.26	%(cc)	0.18%
Portfolio turnover rate (z)^	81%		198%		199%		224%	272%		285%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.03) for Class IA, Class IB and K respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.02 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.00, $0.00 and $0.01 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be (0.51)% for income after fees paid indirectly and (0.52)% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be (0.48)% for income after fees paid indirectly and (0.49)% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be (0.27)% for income after fees paid indirectly and (0.28)% before fees paid indirectly.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.01%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.02%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.23%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.22)% after fees paid indirectly and (0.22)% before fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.23)% after fees paid indirectly and (0.23)% before fees paid indirectly.
(ii)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.03% after fees paid indirectly and 0.03% before fees paid indirectly.
(jj)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.44%.
(kk)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.40%.
(ll)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.73%.
(mm)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.11)% for income after fees paid indirectly and (0.11)% before fees paid indirectly.
(nn)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.10)% for income after fees paid indirectly and (0.10)% before fees paid indirectly.
(oo)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.14% for income after fees paid indirectly and 0.14% before fees paid indirectly.
(pp)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.03)% for income after fees paid indirectly and (0.03)% before fees paid indirectly.
(qq)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.02)% for income after fees paid indirectly and (0.02)% before fees paid indirectly.
(rr)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.22% for income after fees paid indirectly and 0.22% before fees paid indirectly.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Industrials	30.2%
Consumer Discretionary	20.6
Materials	8.6
Repurchase Agreements	7.9
Utilities	7.1
Consumer Staples	6.4
Information Technology	6.1
Health Care	5.9
Investment Companies	5.0
Financials	4.9
Real Estate	2.2
Telecommunication Services	1.9
Energy	1.4
Cash and Other	(8.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,040.14	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.47	5.38
Class IB
Actual	1,000.00	1,040.25	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.47	5.38
Class K
Actual	1,000.00	1,041.52	4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.71	4.13

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (4.0%)
Adient plc	10,000	$653,800
BorgWarner, Inc.	258,000	10,928,880
Brembo SpA	1,075,000	15,728,262
Cooper Tire & Rubber Co. (x)	100,000	3,610,000
Dana, Inc.	1,010,000	22,553,300
Gentex Corp.	256,000	4,856,320
Modine Manufacturing Co.*	715,000	11,833,250
SORL Auto Parts, Inc. (x)*	95,000	634,600
Standard Motor Products, Inc.	145,000	7,571,900
Stoneridge, Inc.*	420,094	6,473,648
Strattec Security Corp.	140,400	4,970,160
Superior Industries International, Inc.	710,000	14,590,500
Tenneco, Inc.	408,000	23,594,640

		127,999,260

Automobiles (0.1%)
Thor Industries, Inc.	4,000	418,080
Winnebago Industries, Inc. (x)	100,000	3,500,000

		3,918,080

Distributors (0.1%)
Uni-Select, Inc.	150,000	3,622,764

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	117,000	1,797,120
Cambium Learning Group, Inc.*	195,000	988,650
Universal Technical Institute, Inc.*	235,000	838,950

		3,624,720

Hotels, Restaurants & Leisure (4.7%)
Belmond Ltd., Class A*	400,000	5,320,000
Biglari Holdings, Inc.*	34,547	13,809,818
Boyd Gaming Corp.	1,245,000	30,888,450
Canterbury Park Holding Corp.‡	323,000	3,553,000
Cheesecake Factory, Inc. (The)	436,500	21,955,950
Churchill Downs, Inc.	120,200	22,032,660
Cracker Barrel Old Country Store, Inc. (x)	6,000	1,003,500
Denny’s Corp.*	220,000	2,589,400
Dover Downs Gaming & Entertainment, Inc.*	100,150	111,166
Dover Motorsports, Inc.	660,116	1,386,244
Full House Resorts, Inc.*	200,063	488,154
Golden Entertainment, Inc.*	130,000	2,692,300
International Speedway Corp., Class A	120,000	4,506,000
Las Vegas Sands Corp.	180,000	11,500,200
Marcus Corp. (The)	615,000	18,573,000
Nathan’s Famous, Inc.*	155,038	9,767,394
Penn National Gaming, Inc.*	20,000	428,000
Speedway Motorsports, Inc.	54,000	986,580

		151,591,816

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	249,609	$9,472,662
Cavco Industries, Inc.*	160,000	20,744,000
Hunter Douglas NV	15,000	1,277,209
La-Z-Boy, Inc.	364,250	11,838,125
Lennar Corp., Class B	97,000	4,362,090
Nobility Homes, Inc.	109,215	1,812,969
Skyline Corp.*	180,000	1,083,600

		50,590,655

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	635,000	6,191,250
Lands’ End, Inc. (x)*	32,948	490,925
Liberty Expedia Holdings, Inc., Class A*	9,600	518,592
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	278,400
Liberty Ventures*	14,400	752,976

		8,232,143

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,763,800
Marine Products Corp.	260,000	4,058,600
Universal Entertainment Corp. (x)	69,000	2,107,268

		9,929,668

Media (6.4%)
AMC Entertainment Holdings, Inc., Class A (x)	15,000	341,250
AMC Networks, Inc., Class A*	64,000	3,418,240
Beasley Broadcast Group, Inc., Class A	570,000	5,586,000
Clear Channel Outdoor Holdings, Inc., Class A	630,086	3,055,917
Discovery Communications, Inc., Class A (x)*	12,000	309,960
Discovery Communications, Inc., Class C*	35,000	882,350
DISH Network Corp., Class A*	15,000	941,400
Emmis Communications Corp., Class A*	17,000	48,960
EW Scripps Co. (The), Class A*	2,025,000	36,065,250
Gray Television, Inc.*	338,000	4,630,600
Gray Television, Inc., Class A*	6,000	62,100
Grupo Televisa SAB (ADR)	110,000	2,680,700
Il Sole 24 Ore SpA*	150,000	70,619
IMAX Corp.*	40,000	880,000
Interpublic Group of Cos., Inc. (The)	880,000	21,648,000
Liberty Global plc, Class A*	97,471	3,130,769
Liberty Global plc, Class C*	238,627	7,440,390
Liberty Global plc LiLAC, Class A (x)*	39,149	852,274
Liberty Global plc LiLAC, Class C*	95,897	2,053,155
Liberty Media Corp-Liberty Braves, Class A*	50,000	1,194,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Liberty Media Corp-Liberty Braves, Class C*	151,000	$3,619,470
Live Nation Entertainment, Inc.*	930,000	32,410,500
Loral Space & Communications, Inc.*	31,400	1,304,670
Madison Square Garden Co. (The), Class A*	188,000	37,017,200
Meredith Corp. (x)	60,000	3,567,000
MSG Networks, Inc., Class A*	585,000	13,133,250
Nexstar Media Group, Inc., Class A	74,000	4,425,200
Reading International, Inc., Class A*	32,262	520,386
RLJ Entertainment, Inc. (x)*	148,428	494,265
Salem Media Group, Inc.	655,000	4,650,500
Sinclair Broadcast Group, Inc., Class A (x)	180,000	5,922,000
Townsquare Media, Inc., Class A*	30,027	307,476
WideOpenWest, Inc.*	30,000	522,000
World Wrestling Entertainment, Inc., Class A (x)	29,000	590,730

		203,777,081

Multiline Retail (0.1%)
Bon-Ton Stores, Inc. (The) (x)*	300,000	131,250
JC Penney Co, Inc. (x)*	500,000	2,325,000

		2,456,250

Specialty Retail (2.6%)
Aaron’s, Inc.	345,000	13,420,500
AutoNation, Inc. (x)*	423,000	17,833,680
Barnes & Noble Education, Inc.*	22,752	241,854
Barnes & Noble, Inc.	36,000	273,600
Bed Bath & Beyond, Inc.	35,000	1,064,000
Big 5 Sporting Goods Corp. (x)	73,000	952,650
Bowlin Travel Centers, Inc.*	77,200	145,136
GNC Holdings, Inc., Class A (x)	115,000	969,450
Monro Muffler Brake, Inc. (x)	60,000	2,505,000
O’Reilly Automotive, Inc.*	34,000	7,437,160
Penske Automotive Group, Inc.	468,000	20,549,880
Sally Beauty Holdings, Inc.*	490,000	9,922,500
Tractor Supply Co.	100,000	5,421,000
Vitamin Shoppe, Inc.*	130,000	1,514,500
West Marine, Inc.	2,000	25,700

		82,276,610

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc. (x)	192,000	4,446,720
Movado Group, Inc.	66,501	1,679,150
Wolverine World Wide, Inc.	50,000	1,400,500

		7,526,370

Total Consumer Discretionary		655,545,417

Consumer Staples (6.4%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	12,700	1,678,305

Brown-Forman Corp., Class A	88,000	$4,338,400
Brown-Forman Corp., Class B	5,074	246,597
Cott Corp.	799,844	11,549,747
Crimson Wine Group Ltd.*	315,000	3,373,650
Davide Campari-Milano SpA	700,000	4,932,946
National Beverage Corp.	35,000	3,274,600

		29,394,245

Food & Staples Retailing (1.3%)
Casey’s General Stores, Inc. (x)	36,000	3,855,960
Ingles Markets, Inc., Class A‡	782,720	26,064,576
United Natural Foods, Inc.*	100,200	3,677,340
Village Super Market, Inc., Class A	109,988	2,850,889
Weis Markets, Inc.	76,000	3,702,720

		40,151,485

Food Products (3.1%)
Calavo Growers, Inc.	2,500	172,625
Farmer Brothers Co.*	85,000	2,571,250
Flowers Foods, Inc.	60,000	1,038,600
Hain Celestial Group, Inc. (The)*	358,000	13,897,560
Ingredion, Inc.	32,000	3,814,720
J&J Snack Foods Corp.	45,000	5,943,150
John B Sanfilippo & Son, Inc.	17,000	1,072,870
Lifeway Foods, Inc.*	210,000	1,961,400
Maple Leaf Foods, Inc.	130,000	3,282,079
Post Holdings, Inc.*	148,000	11,492,200
Rock Field Co. Ltd.	400,000	6,863,747
Snyder’s-Lance, Inc.	900,269	31,167,313
Tootsie Roll Industries, Inc. (x)	451,140	15,722,229

		98,999,743

Household Products (0.9%)
Church & Dwight Co., Inc.	100,000	5,188,000
Energizer Holdings, Inc.	25,000	1,200,500
Katy Industries, Inc.*‡	418,000	8,402
Oil-Dri Corp. of America‡	438,000	18,400,380
WD-40 Co.	42,000	4,634,700

		29,431,982

Personal Products (0.2%)
Avon Products, Inc.*	460,000	1,748,000
Edgewell Personal Care Co.*	30,000	2,280,600
Revlon, Inc., Class A*	22,000	521,400
United-Guardian, Inc.	142,000	2,193,900

		6,743,900

Total Consumer Staples		204,721,355

Energy (1.4%)
Energy Equipment & Services (1.0%)
Dril-Quip, Inc.*	65,000	3,172,000
Oceaneering International, Inc.	120,000	2,740,800
Rowan Cos. plc, Class A*	148,000	1,515,520
RPC, Inc. (x)	1,230,000	24,858,300

		32,286,620

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	45,503	1,593
CONSOL Energy, Inc.*	230,000	3,436,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Navigator Holdings Ltd.*	160,000	$1,328,000
ONEOK, Inc.	140,000	7,302,400

		12,068,193

Total Energy		44,354,813

Financials (4.7%)
Banks (2.4%)
Ameris Bancorp	9,000	433,800
Boston Private Financial Holdings, Inc.	611,000	9,378,850
Capital Bank Financial Corp., Class A	20,000	762,000
FCB Financial Holdings, Inc., Class A*	67,019	3,200,157
Fidelity Southern Corp.	37,014	846,140
First BanCorp*	35,000	202,650
First Busey Corp.	19,000	557,080
Flushing Financial Corp.	604,000	17,026,760
FNB Corp.	32,400	458,784
Hilltop Holdings, Inc.	140,000	3,669,400
Hope Bancorp, Inc.	575,000	10,723,750
Huntington Bancshares, Inc.	250,000	3,380,000
KeyCorp	150,000	2,811,000
Pinnacle Financial Partners, Inc.	7,852	493,106
Renasant Corp.	4,500	196,830
Seacoast Banking Corp. of Florida*	35,000	843,500
ServisFirst Bancshares, Inc.	26,000	959,140
South State Corp.	4,000	342,800
State Bank Financial Corp.	15,000	406,800
Sterling Bancorp	745,400	17,330,550
Sun Bancorp, Inc.	5,000	123,250
Thomasville Bancshares, Inc.	7,090	264,102
Towne Bank	11,000	338,800
Trustmark Corp.	24,000	771,840
United Community Banks, Inc.	23,000	639,400

		76,160,489

Capital Markets (2.1%)
BKF Capital Group, Inc.*	6,600	47,850
Charles Schwab Corp. (The)	98,000	4,210,080
Cohen & Steers, Inc.	444,000	17,999,760
GAM Holding AG*	260,000	3,484,201
Janus Henderson Group plc (x)*	680,000	22,514,800
Legg Mason, Inc.	50,000	1,908,000
Medallion Financial Corp. (x)	150,000	358,500
PJT Partners, Inc., Class A	180,064	7,242,174
Pzena Investment Management, Inc., Class A	70,037	711,576
Waddell & Reed Financial, Inc., Class A (x)	450,000	8,496,000
Wright Investors’ Service Holdings, Inc.*	255,000	147,900

		67,120,841

Insurance (0.2%)
Alleghany Corp.*	3,295	1,959,866
Argo Group International Holdings Ltd.	62,000	3,757,200

		5,717,066

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	20,000	$284,200
Crazy Woman Creek Bancorp, Inc.	14,000	224,000

		508,200

Total Financials		149,506,596

Health Care (5.9%)
Biotechnology (0.0%)
Invitae Corp. (x)*	100,000	956,000
Lexicon Pharmaceuticals, Inc. (x)*	14,600	240,170
OPKO Health, Inc. (x)*	70,000	460,600

		1,656,770

Health Care Equipment & Supplies (3.7%)
Alere, Inc.*	8,000	401,520
Align Technology, Inc.*	1,800	270,216
AngioDynamics, Inc.*	52,000	842,920
Biolase, Inc. (x)*	91,006	88,276
Cantel Medical Corp.	71,000	5,531,610
Cardiovascular Systems, Inc.*	5,100	164,373
CONMED Corp.	80,000	4,075,200
Cooper Cos., Inc. (The)	20,000	4,788,400
Cutera, Inc.*	530,263	13,733,812
DexCom, Inc. (x)*	33,000	2,413,950
Exactech, Inc.*	300,000	8,940,000
ICU Medical, Inc.*	40,000	6,900,000
Integer Holdings Corp.*	60,000	2,595,000
K2M Group Holdings, Inc.*	32,000	779,520
Masimo Corp.*	130,000	11,853,400
Meridian Bioscience, Inc.	175,000	2,756,250
Neogen Corp.*	16,500	1,140,315
NuVasive, Inc.*	154,000	11,845,680
Nuvectra Corp.*	35,033	465,238
Orthofix International NV*	60,000	2,788,800
Quidel Corp.*	548,000	14,872,720
Spectranetics Corp. (The)*	140,000	5,376,000
STERIS plc	103,000	8,394,500
Surmodics, Inc.*	50,000	1,407,500
Syneron Medical Ltd.*	60,000	657,000
Wright Medical Group NV*	216,489	5,951,283

		119,033,483

Health Care Providers & Services (1.9%)
Chemed Corp.	226,000	46,223,780
Henry Schein, Inc.*	10,000	1,830,200
Kindred Healthcare, Inc.	340,000	3,961,000
Owens & Minor, Inc.	188,000	6,051,720
Patterson Cos., Inc. (x)	56,000	2,629,200

		60,695,900

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	24,000	5,431,440

Pharmaceuticals (0.1%)
Cempra, Inc.*	26,000	119,600
Heska Corp.*	35,000	3,572,450
Pain Therapeutics, Inc. (x)*	13,001	53,564

		3,745,614

Total Health Care		190,563,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (30.1%)
Aerospace & Defense (3.5%)
AAR Corp.	70,000	$2,433,200
Aerojet Rocketdyne Holdings, Inc.*	1,650,000	34,320,000
Astronics Corp.*	9,000	274,230
Astronics Corp., Class B*	18,772	574,042
Curtiss-Wright Corp.	488,000	44,788,640
Ducommun, Inc.*	75,020	2,369,131
HEICO Corp. (x)	77,500	5,567,600
Innovative Solutions & Support, Inc.*	88,000	387,200
KLX, Inc.*	54,000	2,700,000
Moog, Inc., Class A*	59,500	4,267,340
Moog, Inc., Class B*	29,500	2,124,000
Textron, Inc.	287,000	13,517,700

		113,323,083

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.	484,000	18,440,400

Building Products (1.6%)
AO Smith Corp.	80,000	4,506,400
Armstrong Flooring, Inc.*	285,000	5,121,450
Fortune Brands Home & Security, Inc.	20,000	1,304,800
Griffon Corp.	1,575,000	34,571,250
Johnson Controls International plc	123,000	5,333,280

		50,837,180

Commercial Services & Supplies (4.0%)
ACCO Brands Corp.*	160,000	1,864,000
Brink’s Co. (The)	148,000	9,916,000
Casella Waste Systems, Inc., Class A*	185,000	3,035,850
Covanta Holding Corp. (x)	210,000	2,772,000
KAR Auction Services, Inc.	440,000	18,466,800
Kimball International, Inc., Class B	196,000	3,271,240
Loomis AB, Class B	225,000	8,065,569
Matthews International Corp., Class A	22,000	1,347,500
McGrath RentCorp	24,000	831,120
Republic Services, Inc.	390,000	24,854,700
Rollins, Inc.	955,000	38,878,050
Team, Inc.*	190,000	4,455,500
West Corp.	500,000	11,660,000

		129,418,329

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,531,600
Layne Christensen Co. (x)*	335,000	2,944,650
Valmont Industries, Inc.	10,000	1,496,000

		5,972,250

Electrical Equipment (1.2%)
AMETEK, Inc.	350,000	21,199,500
AZZ, Inc.	25,000	1,395,000
Rockwell Automation, Inc.	94,000	15,224,240
SGL Carbon SE (x)*	15,000	186,313
Vicor Corp.*	100,000	1,790,000

		39,795,053

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	54,000	$1,798,200
Roper Technologies, Inc.	40,000	9,261,200

		11,059,400

Machinery (12.8%)
Actuant Corp., Class A	14,000	344,400
Albany International Corp., Class A	51,000	2,723,400
American Railcar Industries, Inc. (x)	5,000	191,500
Astec Industries, Inc.	336,000	18,651,360
Chart Industries, Inc.*	173,000	6,008,290
CIRCOR International, Inc.	516,000	30,640,080
CNH Industrial NV (x)	2,690,000	30,612,200
Crane Co.	555,000	44,055,900
Donaldson Co., Inc.	220,000	10,018,800
Eastern Co. (The)	181,309	5,448,335
EnPro Industries, Inc.	54,020	3,855,407
Federal Signal Corp.	660,000	11,457,600
Flowserve Corp.	94,000	4,364,420
Franklin Electric Co., Inc.	260,000	10,764,000
Gorman-Rupp Co. (The) (x)	370,000	9,423,900
Graco, Inc.	152,000	16,610,560
Greenbrier Cos., Inc. (The) (x)	210,000	9,712,500
IDEX Corp.	110,000	12,431,100
Interpump Group SpA	220,000	6,015,476
Kennametal, Inc.	273,000	10,215,660
Key Technology, Inc.*	66,100	908,875
LB Foster Co., Class A	60,000	1,287,000
Lincoln Electric Holdings, Inc.	109,000	10,037,810
Lindsay Corp. (x)	56,000	4,998,000
LS Starrett Co. (The), Class A	256,008	2,201,669
Lydall, Inc.*	34,000	1,757,800
Middleby Corp. (The)*	4,800	583,248
Mueller Industries, Inc.	1,006,000	30,632,700
Mueller Water Products, Inc., Class A	1,330,000	15,534,400
Navistar International Corp. (x)*	900,000	23,607,000
Nordson Corp.	40,000	4,852,800
Spartan Motors, Inc.	290,000	2,566,500
Standex International Corp.	61,000	5,532,700
Tennant Co.	301,000	22,213,800
Toro Co. (The)	48,000	3,325,920
Trinity Industries, Inc.	108,000	3,027,240
Twin Disc, Inc. (x)*	175,462	2,831,957
Watts Water Technologies, Inc., Class A	348,000	21,993,600
Woodward, Inc.	100,000	6,758,000

		408,195,907

Road & Rail (0.4%)
Hertz Global Holdings, Inc. (x)*	1,085,000	12,477,500

Trading Companies & Distributors (5.0%)
GATX Corp. (x)	840,000	53,986,800
Herc Holdings, Inc.*	795,000	31,259,400
Kaman Corp.	1,000,070	49,873,491
Lawson Products, Inc.*	55,000	1,218,250
Neff Corp., Class A*	10,804	205,276
Rush Enterprises, Inc., Class B*‡	510,000	18,569,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Titan Machinery, Inc.*	5,000	$89,900
United Rentals, Inc.*	27,000	3,043,170

		158,245,387

Transportation Infrastructure (0.5%)
BBA Aviation plc	2,150,000	8,608,022
Macquarie Infrastructure Corp.	80,000	6,272,000

		14,880,022

Total Industrials		962,644,511

Information Technology (5.9%)
Communications Equipment (0.2%)
Communications Systems, Inc.	370,000	1,602,100
EchoStar Corp., Class A*	30,000	1,821,000
Plantronics, Inc.	40,000	2,092,400

		5,515,500

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	114,000	4,542,900
Bel Fuse, Inc., Class A‡	156,000	3,252,600
Belden, Inc.	15,500	1,169,165
CTS Corp.	970,000	20,952,000
Daktronics, Inc.	130,000	1,251,900
Itron, Inc.*	87,000	5,894,250
Littelfuse, Inc.	75,000	12,375,000
Park Electrochemical Corp.	740,000	13,630,800
Trans-Lux Corp.*	27,255	21,804

		63,090,419

Internet Software & Services (0.9%)
CommerceHub, Inc., Series A*	27,712	482,743
CommerceHub, Inc., Series C*	30,000	523,200
comScore, Inc. (x)*	475,500	12,481,875
Global Sources Ltd.*	191,020	3,820,400
Gogo, Inc. (x)*	400,000	4,612,000
Internap Corp. (x)*	600,000	2,202,000
Pandora Media, Inc. (x)*	200,000	1,784,000
Stamps.com, Inc. (x)*	25,000	3,871,875

		29,778,093

IT Services (0.3%)
Blackhawk Network Holdings, Inc.*	80,000	3,488,000
Edgewater Technology, Inc.*	600,000	4,098,000
ModusLink Global Solutions, Inc.*	541,747	926,387

		8,512,387

Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp. (x)	830,000	11,329,500
Sevcon, Inc.*‡	567,082	7,598,899

		18,928,399

Software (0.6%)
FalconStor Software, Inc. (x)*	340,000	88,230
Fortinet, Inc.*	26,000	973,440
Guidance Software, Inc.*	240,000	1,586,400
Take-Two Interactive Software, Inc.*	88,000	6,457,440
Tyler Technologies, Inc.*	56,000	9,837,520

		18,943,030

Technology Hardware, Storage & Peripherals (1.3%)
Diebold Nixdorf, Inc. (x)	1,035,000	$28,980,000
NCR Corp.*	114,000	4,655,760
Stratasys Ltd. (x)*	385,000	8,974,350
TransAct Technologies, Inc.	87,000	739,500

		43,349,610

Total Information Technology		188,117,438

Materials (8.6%)
Chemicals (5.0%)
Albemarle Corp.	30,000	3,166,200
Ashland Global Holdings, Inc.	60,000	3,954,600
Core Molding Technologies, Inc.*	235,000	5,078,350
Ferro Corp.*	2,085,000	38,134,650
FMC Corp.	30,000	2,191,500
GCP Applied Technologies, Inc.*	80,000	2,440,000
HB Fuller Co.	270,000	13,799,700
Huntsman Corp.	225,000	5,814,000
Minerals Technologies, Inc.	177,000	12,956,400
NewMarket Corp.	15,800	7,275,584
Olin Corp.	125,000	3,785,000
OMNOVA Solutions, Inc.*	607,900	5,927,025
Platform Specialty Products Corp.*	65,000	824,200
Quaker Chemical Corp.	5,000	726,150
Scotts Miracle-Gro Co. (The), Class A	83,000	7,425,180
Sensient Technologies Corp.	268,000	21,582,040
Takasago International Corp.	40,000	1,504,334
Tredegar Corp.	1,266,784	19,318,456
Valvoline, Inc.	164,720	3,907,159

		159,810,528

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	11,827,034
Myers Industries, Inc.‡	1,540,871	27,658,634
Sonoco Products Co.	155,000	7,970,100

		47,455,768

Metals & Mining (1.7%)
Allegheny Technologies, Inc. (x)	765,000	13,012,650
Ampco-Pittsburgh Corp.	393,229	5,800,128
Barrick Gold Corp.	24,000	381,840
Century Aluminum Co.*	55,000	856,900
Dominion Diamond Corp.	350,001	4,396,012
Haynes International, Inc.	50,000	1,815,500
Kinross Gold Corp.*	45,000	183,150
Materion Corp.	465,000	17,391,000
TimkenSteel Corp. (x)*	650,000	9,990,500

		53,827,680

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	545,000	13,139,950

Total Materials		274,233,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Ryman Hospitality Properties, Inc. (REIT)	700,000	$44,807,000
Seritage Growth Properties (REIT), Class A (x)	37,000	1,552,150

		46,359,150

Real Estate Management & Development (0.8%)
Capital Properties, Inc., Class A*	65,070	881,698
Griffin Industrial Realty, Inc.‡	320,122	10,042,227
Gyrodyne LLC	2,078	42,599
St Joe Co. (The)*	525,000	9,843,750
Tejon Ranch Co.*	253,334	5,228,814

		26,039,088

Total Real Estate		72,398,238

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.3%)
Cincinnati Bell, Inc.*	1,340,065	26,198,271
Consolidated Communications Holdings, Inc. (x)	25,000	536,750
Iridium Communications, Inc. (x)*	602,151	6,653,768
New Ulm Telecom, Inc.	33,000	392,700
Straight Path Communications, Inc., Class B (x)*	7,000	1,257,550
Verizon Communications, Inc.	80,000	3,572,800
Windstream Holdings, Inc. (x)	600,000	2,328,000

		40,939,839

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc., Class B	200,000	9,442,000
Shenandoah Telecommunications Co.	154,000	4,727,800
United States Cellular Corp.*	100,000	3,832,000
VEON Ltd. (ADR)	550,000	2,150,500

		20,152,300

Total Telecommunication Services		61,092,139

Utilities (7.1%)
Electric Utilities (3.8%)
El Paso Electric Co.	726,000	37,534,200
Great Plains Energy, Inc.	220,000	6,441,600
Otter Tail Corp.	395,000	15,642,000
PNM Resources, Inc.	1,272,000	48,654,000
Westar Energy, Inc.	260,000	13,785,200

		122,057,000

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	6,000	449,700
National Fuel Gas Co.	182,000	10,162,880
Northwest Natural Gas Co.	32,000	1,915,200
ONE Gas, Inc.	41,000	2,862,210
Southwest Gas Holdings, Inc.	479,000	34,995,740

		50,385,730

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	240,000	$2,666,400
Ormat Technologies, Inc.	86,000	5,046,480

		7,712,880

Multi-Utilities (1.2%)
Black Hills Corp.	325,000	21,927,750
NorthWestern Corp.	280,000	17,085,600

		39,013,350

Water Utilities (0.2%)
Cadiz, Inc. (x)*	10,000	135,000
SJW Group	111,000	5,458,980
York Water Co. (The)	43,500	1,515,974

		7,109,954

Total Utilities		226,278,914

Total Common Stocks (94.7%) (Cost $1,534,611,099)		3,029,456,554

PREFERRED STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Steel Partners Holdings LP
6.000%	185,000	4,023,750

Total Financials		4,023,750

Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
SEVCON, Inc.
0.960%*†	112,165	4,509,033

Total Information Technology		4,509,033

Total Preferred Stocks (0.3%) (Cost $6,851,547)		8,532,783

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
KKR & Co. LP (Cost $833,860)	150,000	2,790,000

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27	$4,000,000	4,100,000

Total Industrials		4,100,000

Total Long-Term Debt Securities (0.1%) (Cost $4,000,000)		4,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Consumer Discretionary (0.1%)
Media (0.1%)
MEDIA GEN, Inc., CVR*†	877,500	$1,118,812

Total Consumer Discretionary		1,118,812

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	19,000

Total Health Care		19,000

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR*†	490,000	—

Total Information Technology		—

Total Rights (0.1%) (Cost $335,269)		1,137,812

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.0%)
JPMorgan Prime Money Market Fund, IM Shares	160,822,245	160,870,492

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.9%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $28,702,703, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $29,274,006. (xx)	$28,700,000	28,700,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $619,638, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $631,969. (xx)	619,576	619,576

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $4,700,568, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,225,570. (xx)	$4,700,000	$4,700,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $3,000,388, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,335,471. (xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $16,271,101, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $18,088,257. (xx)	16,269,000	16,269,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $6,908,311, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $7,045,802. (xx)	6,907,649	6,907,649
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $32,002,880, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $32,640,170. (xx)	32,000,000	32,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $11,101,156, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $11,329,392. (xx)	11,100,000	11,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $8,001,789, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $8,165,327. (xx)	$8,000,000	$8,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $13,001,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $13,268,657. (xx)	13,000,000	13,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $15,001,575, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $15,303,214. (xx)	15,000,000	15,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $30,003,350, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $30,603,563. (xx)	30,000,000	30,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $15,003,175, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $15,301,781. (xx)	15,000,000	15,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $280,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $285,600. (xx)	280,000	280,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $10,000,925, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $10,200,000. (xx)	$10,000,000	$10,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $6,000,540, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $6,120,169. (xx)	6,000,000	6,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $29,005,977, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $29,580,051. (xx)	29,000,000	29,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $17,003,504, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $17,340,000. (xx)	17,000,000	17,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $6,120,000. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		252,576,225

Total Short-Term Investments (12.9%) (Cost $413,430,981)		413,446,717

Total Investments (108.2%) (Cost $1,960,062,756)		3,459,463,866
Other Assets Less Liabilities (-8.2%)		(262,258,400)

Net Assets (100%)		$3,197,205,466

*	Non-income producing.
†	Securities (totaling $5,627,845 or 0.2% of net assets) held at fair value by management.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $249,123,979. This was secured by cash collateral of $252,576,225 which was subsequently invested in joint repurchase agreements with a total value of $252,576,225, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,822,816 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.000%, maturing 7/13/17 - 2/15/42 .

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A*	$3,537,540	$29,455	$34,262	$5,586,000	$51,055	$(187)
Bel Fuse, Inc., Class A	3,669,950	257,117	—	3,252,600	18,060	—
Canterbury Park Holding Corp.	3,276,000	82,427	—	3,553,000	35,215	—
Griffin Industrial Realty, Inc.	10,154,171	3,112	—	10,042,227	—	—
Ingles Markets, Inc., Class A	37,421,801	200,822	26,790	26,064,576	256,740	19,208
Katy Industries, Inc.	150,150	—	52,170	8,402	—	(47,000)
Myers Industries, Inc.	21,450,000	709,504	—	27,658,634	407,704	—
Oil-Dri Corp. of America	16,468,510	260,128	—	18,400,380	191,180	—
Rush Enterprises, Inc., Class B	15,743,700	—	—	18,569,100	—	—
Sevcon, Inc.	4,832,944	7,086	—	7,598,899	—	—

	$116,704,766	$1,549,651	$113,222	$120,733,818	$959,954	$(27,979)

*	Was an affiliate during the period.

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/6/17	GMP Securities LP	312	$240,637	$240,725	$(88)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$615,432,666	$40,112,751	$—		$655,545,417
Consumer Staples	187,348,710	17,372,645	—		204,721,355
Energy	44,353,220	1,593	—		44,354,813
Financials	145,338,543	4,168,053	—		149,506,596
Health Care	190,563,207	—	—		190,563,207
Industrials	936,683,889	25,960,622	—		962,644,511
Information Technology	174,902,535	13,214,903	—		188,117,438
Materials	272,729,592	1,504,334	—		274,233,926
Real Estate	61,474,313	10,923,925	—		72,398,238
Telecommunication Services	60,699,439	392,700	—		61,092,139
Utilities	226,278,914	—	—		226,278,914
Corporate Bonds
Industrials	—	4,100,000	—		4,100,000
Master Limited Partnerships
Financials	2,790,000	—	—		2,790,000
Preferred Stocks
Financials	4,023,750	—	—		4,023,750
Information Technology	—	—	4,509,033		4,509,033
Rights
Consumer Discretionary	—	—	1,118,812		1,118,812
Health Care	19,000	—	—		19,000
Information Technology	—	—	—	(c)	— (c)
Short-Term Investments
Investment Companies	160,870,492	—	—		160,870,492
Repurchase Agreements	—	252,576,225	—		252,576,225

Total Assets	$3,083,508,270	$370,327,751	$5,627,845		$3,459,463,866

Liabilities:
Forward Currency Contracts	$—	$(88)	$—		$(88)

Total Liabilities	$—	$(88)	$—		$(88)

Total	$3,083,508,270	$370,327,663	$5,627,845		$3,459,463,778

(a)	Securities with a market value of $951,474 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $7,650,413 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liablities Derivatives	Fair Value
Foreign exchange contracts	Payables	$(88)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$4,533

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(88)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $241,000 for one month during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
GMP Securities LP	$88	$—	$—	$88

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$235,335,903
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$276,111,340

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,569,999,313
Aggregate gross unrealized depreciation	(78,984,018)

Net unrealized appreciation	$1,491,015,295

Federal income tax cost of investments	$1,968,448,571

For the six months ended June 30, 2017, the Portfolio incurred approximately $280,003 as brokerage commissions with G. Research an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $67,587,673)	$115,147,818
Unaffiliated Issuers (Cost $1,639,898,858)	3,091,739,823
Repurchase Agreements (Cost $252,576,225)	252,576,225
Cash	942,072
Foreign cash (Cost $540,106)	538,044
Receivable for securities sold	5,736,233
Dividends, interest and other receivables	3,036,011
Receivable from Separate Accounts for Trust shares sold	538,800
Security lending income receivable	157,526
Due from Custodian	38,454
Other assets	35,799

Total assets	3,470,486,805

LIABILITIES
Payable for return of collateral on securities loaned	252,576,225
Payable for securities purchased	17,138,859
Investment management fees payable	1,856,853
Payable to Separate Accounts for Trust shares redeemed	826,014
Distribution fees payable – Class IB	486,492
Administrative fees payable	258,333
Distribution fees payable – Class IA	49,544
Trustees’ fees payable	2,014
Unrealized depreciation on forward foreign currency contracts	88
Accrued expenses	86,917

Total liabilities	273,281,339

NET ASSETS	$3,197,205,466

Net assets were comprised of:
Paid in capital	$1,513,566,021
Accumulated undistributed net investment income (loss)	16,665,670
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	167,575,946
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,499,397,829

Net assets	$3,197,205,466

Class IA
Net asset value, offering and redemption price per share, $240,749,681 / 3,953,792 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.89

Class IB
Net asset value, offering and redemption price per share, $2,364,702,438 / 38,767,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$61.00

Class K
Net asset value, offering and redemption price per share, $591,753,347 / 9,707,131 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.96

(x)	Includes value of securities on loan of $249,123,979.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($959,954 of dividend income received from affiliates) (net of $163,886 foreign withholding tax)	$29,947,582
Interest	91,076
Securities lending (net)	901,786

Total income	30,940,444

EXPENSES
Investment management fees	11,087,942
Distribution fees – Class IB	2,913,230
Administrative fees	1,543,240
Distribution fees – Class IA	292,269
Printing and mailing expenses	119,029
Professional fees	65,957
Custodian fees	55,281
Trustees’ fees	37,154
Miscellaneous	31,293

Total expenses	16,145,395

NET INVESTMENT INCOME (LOSS)	14,795,049

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(27,979) of realized gain (loss) from affiliates)	115,079,628
Foreign currency transactions	9,613

Net realized gain (loss)	115,089,241

Change in unrealized appreciation (depreciation) on:
Investments ($539,356 of change in unrealized appreciation (depreciation) from affiliates)	(4,593,454)
Foreign currency translations	27,418

Net change in unrealized appreciation (depreciation)	(4,566,036)

NET REALIZED AND UNREALIZED GAIN (LOSS)	110,523,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,318,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,795,049	$13,539,552
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	115,089,241	154,917,827
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,566,036)	427,102,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	125,318,254	595,559,580

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,024,807)
Class IB	—	(10,408,117)
Class K	—	(3,993,088)

	—	(15,426,012)

Distributions from net realized capital gains
Class IA	—	(7,223,999)
Class IB	—	(73,373,460)
Class K	—	(18,000,285)

	—	(98,597,744)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(114,023,756)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 242,219 and 441,982 shares, respectively ]	14,440,060	23,510,267
Capital shares issued in reinvestment of dividends and distributions [ 0 and 140,814 shares, respectively ]	—	8,248,806
Capital shares repurchased [ (208,201) and (363,069) shares, respectively ]	(12,453,764)	(18,827,312)

Total Class IA transactions	1,986,296	12,931,761

Class IB
Capital shares sold [ 1,200,732 and 2,319,658 shares, respectively ]	71,868,635	122,921,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,427,837 shares, respectively ]	—	83,781,577
Capital shares repurchased [ (2,121,920) and (4,168,736) shares, respectively ]	(126,929,842)	(217,485,384)

Total Class IB transactions	(55,061,207)	(10,782,202)

Class K
Capital shares sold [ 580,193 and 589,886 shares, respectively ]	34,924,164	31,595,482
Capital shares issued in reinvestment of dividends and distributions [ 0 and 375,434 shares, respectively ]	—	21,993,373
Capital shares repurchased [ (578,491) and (1,368,956) shares, respectively ]	(34,694,765)	(71,811,565)

Total Class K transactions	229,399	(18,222,710)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(52,845,512)	(16,073,151)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,472,742	465,462,673
NET ASSETS:
Beginning of period	3,124,732,724	2,659,270,051

End of period (a)	$3,197,205,466	$3,124,732,724

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,665,670	$1,870,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015		2014		2013		2012
Net asset value, beginning of period	$58.54		$49.26	$55.58		$55.93		$42.21		$37.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	#####	0.23	0.21	####	0.10	###	0.07	##	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.08		11.23	(3.43)		1.58		16.24		6.10

Total from investment operations	2.35		11.46	(3.22)		1.68		16.31		6.63

Less distributions:
Dividends from net investment income	—		(0.27)	(0.23)		(0.11)		(0.08)		(0.52)
Distributions from net realized gains	—		(1.91)	(2.87)		(1.92)		(2.51)		(1.11)

Total dividends and distributions	—		(2.18)	(3.10)		(2.03)		(2.59)		(1.63)

Net asset value, end of period	$60.89		$58.54	$49.26		$55.58		$55.93		$42.21

Total return (b)	4.01%		23.27%	(5.69	)%(dd)	3.06%		39.13%		17.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$240,750		$229,444	$182,257		$176,538		$137,943		$69,839
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.08%	1.08%		1.08%		1.08%		1.10%
Before fees paid indirectly (a)(f)	1.07%		1.08%	1.08%		1.08%		1.08%		1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.90	%(dddd)	0.45%	0.39	%(aaaa)	0.18	%(aaa)	0.13	%(aa)	1.30%**
Before fees paid indirectly (a)(f)	0.90	%(dddd)	0.45%	0.39	%(aaaa)	0.18	%(aaa)	0.13	%(aa)	1.30%**
Portfolio turnover rate (z)^	8%		5%	3%		4%		9%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015		2014		2013		2012
Net asset value, beginning of period	$58.64		$49.34	$55.67		$56.02		$42.28		$37.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	#####	0.23	0.21	####	0.10	###	0.07	##	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.09		11.25	(3.44)		1.58		16.26		6.09

Total from investment operations	2.36		11.48	(3.23)		1.68		16.33		6.64

Less distributions:
Dividends from net investment income	—		(0.27)	(0.23)		(0.11)		(0.08)		(0.52)
Distributions from net realized gains	—		(1.91)	(2.87)		(1.92)		(2.51)		(1.11)

Total dividends and distributions	—		(2.18)	(3.10)		(2.03)		(2.59)		(1.63)

Net asset value, end of period	$61.00		$58.64	$49.34		$55.67		$56.02		$42.28

Total return (b)	4.02%		23.28%	(5.70	)%(ee)	3.06%		39.11%		17.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,364,702		$2,327,234	$1,979,091		$2,224,375		$2,324,533		$1,709,969
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.07%		1.08%	1.08%		1.08%		1.08%		1.10%
Before fees paid indirectly (a)(f)	1.07%		1.08%	1.08%		1.08%		1.08%		1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.90	%(eeee)	0.44%	0.39	%(bbbb)	0.17	%(bbb)	0.14	%(bb)	1.37%**
Before fees paid indirectly (a)(f)	0.90	%(eeee)	0.44%	0.39	%(bbbb)	0.17	%(bbb)	0.13	%(bb)	1.37%**
Portfolio turnover rate (z)^	8%		5%	3%		4%		9%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015		2014		2013		2012
Net asset value, beginning of period	$58.53		$49.25	$55.58		$55.93		$42.21		$37.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34	#####	0.36	0.35	####	0.23	###	0.19	##	0.68
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.09		11.25	(3.45)		1.59		16.26		6.06

Total from investment operations	2.43		11.61	(3.10)		1.82		16.45		6.74

Less distributions:
Dividends from net investment income	—		(0.42)	(0.36)		(0.25)		(0.22)		(0.63)
Distributions from net realized gains	—		(1.91)	(2.87)		(1.92)		(2.51)		(1.11)

Total dividends and distributions	—		(2.33)	(3.23)		(2.17)		(2.73)		(1.74)

Net asset value, end of period	$60.96		$58.53	$49.25		$55.58		$55.93		$42.21

Total return (b)	4.15%		23.59%	(5.47	)%(ff)	3.32%		39.47%		18.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$591,753		$568,055	$497,922		$586,177		$676,144		$523,579
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.82%		0.83%	0.83%		0.83%		0.83%		0.85%
Before fees paid indirectly (a)(f)	0.82%		0.83%	0.83%		0.83%		0.83%		0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	1.15	%(ffff)	0.69%	0.64	%(cccc)	0.42	%(ccc)	0.39	%(cc)	1.69%**
Before fees paid indirectly (a)(f)	1.15	%(ffff)	0.69%	0.64	%(cccc)	0.42	%(ccc)	0.38	%(cc)	1.69%**
Portfolio turnover rate (z)^	8%		5%	3%		4%		9%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	During 2012, the Portfolio, received special dividends from a number of securities, three of which accounted for a 0.62% impact on the net investment income ratio.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.04, $0.04 and $0.16 for Class IA, Class IB and K, respectively.
###	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.07, $0.07 and $0.21 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from special dividends. Without these dividends the per share income amounts would be $0.17, $0.17, and $0.31 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.12, $0.12, and $0.20 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.08% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.09% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.34% for income after fees paid indirectly and 0.33% before fees paid indirectly.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.73)%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.74)%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.51)%.
(aaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.13% for income after fees paid indirectly and 0.13% before fees paid indirectly.
(bbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.12% for income after fees paid indirectly and 0.12% before fees paid indirectly.
(ccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.37% for income after fees paid indirectly and 0.37% before fees paid indirectly.
(aaaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.31% for income after fees paid indirectly and 0.31% before fees paid indirectly.
(bbbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.31% for income after fees paid indirectly and 0.31% before fees paid indirectly.
(cccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.56% for income after fees paid indirectly and 0.56% before fees paid indirectly.
(dddd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.41% for income after fees paid indirectly and 0.41% before fees paid indirectly.
(eeee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.41% for income after fees paid indirectly and 0.41% before fees paid indirectly.
(ffff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.66% for income after fees paid indirectly and 0.66% before fees paid indirectly.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Consumer Discretionary	14.6%
Health Care	11.8
Information Technology	11.5
Industrials	10.9
Exchange Traded Funds	10.4
Telecommunication Services	9.3
Energy	8.6
Consumer Staples	6.3
Financials	5.5
Materials	4.3
Repurchase Agreements	3.9
Investment Companies	2.5
Real Estate	1.7
Utilities	0.7
Asset Backed Securities	0.2
Cash and Other	(2.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,045.12	$5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,046.22	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.2%)
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§	$350,000	$353,080

Total Asset-Backed Security		353,080

Corporate Bonds (84.2%)
Consumer Discretionary (14.6%)
Auto Components (0.1%)
Icahn Enterprises LP
6.250%, 2/1/22	100,000	104,500

Distributors (0.5%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	600,000	619,875
LKQ Corp.
4.750%, 5/15/23	400,000	408,000

		1,027,875

Diversified Consumer Services (0.2%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	300,000	310,875

Hotels, Restaurants & Leisure (3.3%)
1011778 BC ULC
4.625%, 1/15/22§	255,000	260,737
6.000%, 4/1/22§	1,382,000	1,432,167
Eldorado Resorts, Inc.
7.000%, 8/1/23 (x)	326,000	351,265
6.000%, 4/1/25§	176,000	186,120
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	425,000	439,344
International Game Technology plc
6.250%, 2/15/22§	975,000	1,063,969
LTF Merger Sub, Inc.
8.500%, 6/15/23§	531,000	570,825
MGM Resorts International
11.375%, 3/1/18	620,000	655,960
8.625%, 2/1/19	235,000	258,218
Scientific Games International, Inc.
7.000%, 1/1/22§	475,000	505,875
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	116,000	123,540
Six Flags Entertainment Corp.
4.875%, 7/31/24§	550,000	552,695

		6,400,715

Household Durables (0.3%)
American Greetings Corp.
7.875%, 2/15/25§	330,000	356,400
PulteGroup, Inc.
5.000%, 1/15/27	255,000	261,694

		618,094

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	775,000	843,510

Media (9.2%)
Altice Financing SA
6.625%, 2/15/23§	825,000	875,242
7.500%, 5/15/26§	390,000	432,900

Altice Luxembourg SA
7.750%, 5/15/22§	$610,000	$647,393
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26§	500,000	523,125
6.125%, 5/15/27 (x)§	444,000	468,420
AMC Networks, Inc.
5.000%, 4/1/24	500,000	512,500
Cable One, Inc.
5.750%, 6/15/22§	50,000	52,375
Cablevision Systems Corp.
7.750%, 4/15/18	518,000	537,425
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	549,000	560,666
5.125%, 12/15/21§	297,000	303,326
Cinemark USA, Inc.
4.875%, 6/1/23	250,000	255,400
CSC Holdings LLC
7.875%, 2/15/18	205,000	211,919
5.250%, 6/1/24	350,000	356,125
6.625%, 10/15/25§	250,000	275,625
DISH DBS Corp.
7.875%, 9/1/19	314,000	346,185
5.125%, 5/1/20	850,000	888,250
Lions Gate Entertainment Corp.
5.875%, 11/1/24§	283,000	298,565
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	185,000	187,544
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24 (x)§	334,000	323,980
MHGE Parent LLC
8.500%, 8/1/19 PIK (x)§	615,000	614,231
Midcontinent Communications
6.875%, 8/15/23§	375,000	405,000
National CineMedia LLC
6.000%, 4/15/22	250,000	255,625
Quebecor Media, Inc.
5.750%, 1/15/23	366,000	387,502
Regal Entertainment Group
5.750%, 3/15/22	1,278,000	1,332,315
Sirius XM Radio, Inc.
5.750%, 8/1/21§	650,000	671,125
6.000%, 7/15/24§	450,000	478,125
5.000%, 8/1/27 (b)§	600,000	603,000
Tribune Media Co.
5.875%, 7/15/22	750,000	786,412
Unitymedia GmbH
6.125%, 1/15/25§	1,150,000	1,233,375
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	156,938
Ziggo Bond Finance BV
6.000%, 1/15/27§	1,075,000	1,088,438
Ziggo Secured Finance BV
5.500%, 1/15/27§	1,510,000	1,556,244

		17,625,295

Multiline Retail (0.2%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	131,000	137,877
Dollar Tree, Inc.
5.250%, 3/1/20	240,000	246,300

		384,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Specialty Retail (0.3%)
L Brands, Inc.
6.750%, 7/1/36	$245,000	$235,200
Penske Automotive Group, Inc.
5.750%, 10/1/22	251,000	259,158

		494,358

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.
4.625%, 5/15/24§	200,000	203,250

Total Consumer Discretionary		28,012,649

Consumer Staples (6.3%)
Beverages (0.1%)
DS Services of America, Inc.
10.000%, 9/1/21§	260,000	275,438

Food & Staples Retailing (1.2%)
BI-LO LLC
8.625%, 9/15/18 PIK§	168,000	71,820
9.250%, 2/15/19§	266,000	225,435
Fresh Market, Inc. (The)
9.750%, 5/1/23 (x)§	294,000	246,960
Rite Aid Corp.
9.250%, 3/15/20	313,000	323,579
6.750%, 6/15/21	460,000	473,570
6.125%, 4/1/23 (x)§	390,000	383,682
US Foods, Inc.
5.875%, 6/15/24§	475,000	494,000

		2,219,046

Food Products (2.5%)
B&G Foods, Inc.
4.625%, 6/1/21	500,000	510,625
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	210,000	221,025
JBS Investments GmbH
7.750%, 10/28/20 (x)§	295,000	279,453
JBS USA LUX SA
8.250%, 2/1/20§	320,000	320,000
5.750%, 6/15/25§	634,000	594,369
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	178,000	184,341
Pinnacle Foods Finance LLC
5.875%, 1/15/24	700,000	747,250
Post Holdings, Inc.
6.000%, 12/15/22§	655,000	694,300
5.500%, 3/1/25§	600,000	618,780
5.000%, 8/15/26§	325,000	324,188
5.750%, 3/1/27§	355,000	366,076

		4,860,407

Household Products (1.2%)
HRG Group, Inc.
7.750%, 1/15/22	1,750,000	1,844,062
Spectrum Brands, Inc.
6.625%, 11/15/22	380,000	398,050

		2,242,112

Personal Products (0.6%)
Prestige Brands, Inc.
5.375%, 12/15/21§	800,000	824,000

6.375%, 3/1/24§	$279,000	$297,484

		1,121,484

Tobacco (0.7%)
Vector Group Ltd.
6.125%, 2/1/25§	1,200,000	1,246,500

Total Consumer Staples		11,964,987

Energy (8.6%)
Energy Equipment & Services (0.3%)
Nabors Industries, Inc.
5.500%, 1/15/23 (x)§	168,000	159,180
Precision Drilling Corp.
6.625%, 11/15/20	95,666	93,638
7.750%, 12/15/23§	298,000	292,785

		545,603

Oil, Gas & Consumable Fuels (8.3%)
American Midstream Partners LP
8.500%, 12/15/21§	409,000	410,278
Antero Midstream Partners LP
5.375%, 9/15/24§	325,000	333,840
Antero Resources Corp.
5.375%, 11/1/21	350,000	353,500
5.125%, 12/1/22	450,000	452,115
5.625%, 6/1/23	277,000	280,462
5.000%, 3/1/25§	475,000	461,344
Blue Racer Midstream LLC
6.125%, 11/15/22§	645,000	646,612
Callon Petroleum Co.
6.125%, 10/1/24§	225,000	227,812
6.125%, 10/1/24	300,000	303,750
Calumet Specialty Products Partners LP
7.625%, 1/15/22	386,000	340,162
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23 (x)	255,000	244,800
Concho Resources, Inc.
5.500%, 4/1/23	245,000	252,350
Crestwood Midstream Partners LP
6.250%, 4/1/23	340,000	345,950
5.750%, 4/1/25§	210,000	209,475
CrownRock LP
7.125%, 4/15/21§	375,000	385,312
7.750%, 2/15/23 (x)§	305,000	321,775
Delek Logistics Partners LP
6.750%, 5/15/25§	365,000	368,422
Extraction Oil & Gas, Inc.
7.875%, 7/15/21§	475,000	489,250
Genesis Energy LP
5.750%, 2/15/21	405,000	406,013
5.625%, 6/15/24	264,000	251,460
Gulfport Energy Corp.
6.000%, 10/15/24§	707,000	684,906
6.375%, 5/15/25§	350,000	341,688
Holly Energy Partners LP
6.000%, 8/1/24§	459,000	478,508
MEG Energy Corp.
6.500%, 1/15/25 (x)§	162,000	145,800
Oasis Petroleum, Inc.
6.875%, 3/15/22 (x)	280,000	272,300
Parsley Energy LLC
5.375%, 1/15/25§	290,000	292,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

5.250%, 8/15/25§	$225,000	$225,202
PBF Holding Co. LLC
7.000%, 11/15/23	300,000	301,080
PBF Logistics LP
6.875%, 5/15/23 (x)	613,000	622,195
PDC Energy, Inc.
7.750%, 10/15/22	252,000	262,080
6.125%, 9/15/24§	200,000	203,000
Range Resources Corp.
5.750%, 6/1/21§	245,000	248,369
Rice Energy, Inc.
7.250%, 5/1/23	280,000	302,064
RSP Permian, Inc.
6.625%, 10/1/22	295,000	305,325
5.250%, 1/15/25§	150,000	150,195
Sanchez Energy Corp.
6.125%, 1/15/23 (x)	320,000	256,800
SemGroup Corp.
5.625%, 7/15/22	305,000	294,706
5.625%, 11/15/23	215,000	204,788
Seven Generations Energy Ltd.
6.875%, 6/30/23 (b)§	375,000	389,850
SM Energy Co.
6.750%, 9/15/26	239,000	228,460
Southern Star Central Corp.
5.125%, 7/15/22§	315,000	320,596
Summit Midstream Holdings LLC
5.500%, 8/15/22	358,000	358,000
5.750%, 4/15/25	231,000	232,733
Targa Resources Partners LP
6.750%, 3/15/24	270,000	289,913
Tesoro Logistics LP
6.125%, 10/15/21	472,000	490,290
Ultra Resources, Inc.
6.875%, 4/15/22§	170,000	168,725
Western Refining Logistics LP
7.500%, 2/15/23	500,000	540,000
Whiting Petroleum Corp.
5.000%, 3/15/19	223,000	221,617

		15,916,772

Total Energy		16,462,375

Financials (5.5%)
Capital Markets (1.3%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	983,107
Eagle Holding Co. II LLC
7.625%, 5/15/22§	1,379,000	1,416,923

		2,400,030

Consumer Finance (0.6%)
Ally Financial, Inc.
4.625%, 5/19/22	286,000	297,440
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	609,500
TMX Finance LLC
8.500%, 9/15/18§	318,000	302,100

		1,209,040

Diversified Financial Services (0.7%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	700,000	660,625

Exela Intermediate LLC
10.000%, 7/15/23 (b)§	$330,000	$325,050
Jefferies LoanCore LLC
6.875%, 6/1/20§	450,000	452,250

		1,437,925

Insurance (2.3%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	825,000	876,562
American Equity Investment Life Holding Co.
5.000%, 6/15/27	350,000	360,894
Hub Holdings LLC
8.125%, 7/15/19 PIK§	500,000	500,000
HUB International Ltd.
7.875%, 10/1/21§	1,275,000	1,329,188
NFP Corp.
6.875%, 7/15/25 (b)§	975,000	984,750
USIS Merger Sub, Inc.
6.875%, 5/1/25 (b)§	275,000	279,483

		4,330,877

Thrifts & Mortgage Finance (0.6%)
Provident Funding Associates LP
6.375%, 6/15/25§	525,000	536,812
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	693,840

		1,230,652

Total Financials		10,608,524

Health Care (11.2%)
Biotechnology (0.2%)
Sterigenics-Nordion Topco LLC
8.125%, 11/1/21 PIK§	352,000	360,800

Health Care Equipment & Supplies (0.7%)
Alere, Inc.
7.250%, 7/1/18	455,000	455,569
6.375%, 7/1/23§	325,000	349,781
Greatbatch Ltd.
9.125%, 11/1/23§	411,000	438,229
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	64,000	65,920

		1,309,499

Health Care Providers & Services (8.2%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	700,000	721,000
Centene Corp.
6.125%, 2/15/24	275,000	296,972
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	200,000	206,720
DaVita, Inc.
5.750%, 8/15/22	750,000	771,562
5.125%, 7/15/24	850,000	862,750
Envision Healthcare Corp.
5.125%, 7/1/22§	600,000	615,750
5.625%, 7/15/22	350,000	363,125
6.250%, 12/1/24§	160,000	170,800
HCA, Inc.
7.500%, 2/15/22	555,000	638,250
7.690%, 6/15/25	254,000	295,275
5.875%, 2/15/26	335,000	361,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 2/15/27	$425,000	$436,687
HealthSouth Corp.
5.750%, 11/1/24	400,000	411,500
IASIS Healthcare LLC
8.375%, 5/15/19	230,000	230,863
LifePoint Health, Inc.
5.500%, 12/1/21	362,000	374,670
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	637,000	678,803
Opal Acquisition, Inc.
8.875%, 12/15/21§	243,000	218,700
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,300,000	1,394,250
Select Medical Corp.
6.375%, 6/1/21	650,000	670,313
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	1,152,000	1,244,160
6.750%, 7/1/25 (b)§	397,000	402,459
Team Health Holdings, Inc.
6.375%, 2/1/25 (x)§	1,065,000	1,033,050
Tenet Healthcare Corp.
4.746%, 6/15/20 (l)	328,000	331,280
7.500%, 1/1/22 (x)§	593,000	642,575
6.750%, 6/15/23 (x)	150,000	149,813
4.625%, 7/15/24 (b)§	177,536	178,015
THC Escrow Corp. III
4.625%, 7/15/24 (b)§	222,464	223,065
5.125%, 5/1/25 (b)§	843,000	846,203
7.000%, 8/1/25 (b)(x)§	495,000	494,060
WellCare Health Plans, Inc.
5.250%, 4/1/25	520,000	546,000

		15,810,470

Health Care Technology (0.2%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	355,000	364,319

Pharmaceuticals (1.9%)
Capsugel SA
7.000%, 5/15/19 PIK§	882,000	880,148
Endo Finance LLC
7.250%, 1/15/22§	371,000	355,696
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	322,000	349,370
Patheon Holdings I BV
7.500%, 2/1/22§	843,000	897,795
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	30,000	29,139
7.500%, 7/15/21§	495,000	479,556
6.500%, 3/15/22§	200,000	209,500
6.125%, 4/15/25§	525,000	444,937

		3,646,141

Total Health Care		21,491,229

Industrials (10.9%)
Aerospace & Defense (1.4%)
CBC Ammo LLC
7.250%, 11/15/21§	650,000	655,687
Spirit AeroSystems, Inc.
5.250%, 3/15/22	328,000	340,642
TransDigm, Inc.
5.500%, 10/15/20	32,000	32,576

6.000%, 7/15/22	$543,000	$559,290
6.500%, 5/15/25	350,000	357,000
6.375%, 6/15/26	725,000	736,328

		2,681,523

Air Freight & Logistics (0.0%)
XPO Logistics, Inc.
6.125%, 9/1/23§	100,000	105,000

Airlines (0.3%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	660,000	640,200

Building Products (1.3%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	284,000	328,020
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	802,500
Standard Industries, Inc.
5.500%, 2/15/23§	515,000	543,325
6.000%, 10/15/25§	220,000	235,400
Summit Materials LLC
6.125%, 7/15/23	474,000	496,515

		2,405,760

Commercial Services & Supplies (2.6%)
ACCO Brands Corp.
5.250%, 12/15/24§	340,000	353,175
ADT Corp. (The)
6.250%, 10/15/21	400,000	435,500
Alpine Finance Merger Sub LLC
6.875%, 8/1/25 (b)§	453,000	460,928
Covanta Holding Corp.
5.875%, 7/1/25	136,000	132,600
CSVC Acquisition Corp.
7.750%, 6/15/25 (b)§	175,000	178,500
KAR Auction Services, Inc.
5.125%, 6/1/25§	300,000	305,625
Multi-Color Corp.
6.125%, 12/1/22§	369,000	387,450
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	200,000	207,000
Nielsen Finance LLC
5.000%, 4/15/22§	950,000	985,625
Prime Security Services Borrower LLC
9.250%, 5/15/23§	1,360,000	1,477,912

		4,924,315

Construction & Engineering (1.4%)
AECOM
5.750%, 10/15/22	1,080,000	1,135,080
5.125%, 3/15/27§	75,000	75,469
AECOM Global II LLC
5.000%, 4/1/22	265,000	271,956
AECOM Notes
5.125%, 3/15/27	175,000	176,094
Michael Baker Holdings LLC
8.875%, 4/15/19 PIK (l)§	235,000	230,300
Michael Baker International LLC
8.250%, 10/15/18§	891,000	885,988

		2,774,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Machinery (1.5%)
Amsted Industries, Inc.
5.000%, 3/15/22§	$850,000	$879,219
Novelis Corp.
6.250%, 8/15/24§	275,000	288,750
5.875%, 9/30/26§	513,000	528,390
Park-Ohio Industries, Inc.
6.625%, 4/15/27§	150,000	157,500
Shape Technologies Group, Inc.
7.625%, 2/1/20§	364,000	377,650
Welbilt, Inc.
9.500%, 2/15/24	487,000	563,702

		2,795,211

Professional Services (0.5%)
Jaguar Holding Co. II
6.375%, 8/1/23§	920,000	969,496

Road & Rail (1.8%)
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	837,000	878,850
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§	475,000	495,615
5.500%, 2/15/24§	1,014,000	1,059,123
SPL Logistics Escrow LLC
8.875%, 8/1/20§	681,000	531,180
Watco Cos. LLC
6.375%, 4/1/23§	455,000	474,929

		3,439,697

Trading Companies & Distributors (0.1%)
United Rentals North America, Inc.
5.875%, 9/15/26	150,000	159,750

Total Industrials		20,895,839

Information Technology (11.1%)
Communications Equipment (1.2%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	245,000	270,419
CommScope Technologies LLC
6.000%, 6/15/25§	1,115,000	1,197,231
ViaSat, Inc.
6.875%, 6/15/20	773,000	786,528

		2,254,178

Internet Software & Services (1.3%)
Bankrate, Inc.
6.125%, 8/15/18§	264,000	264,990
GTT Communications, Inc.
7.875%, 12/31/24§	363,000	387,049
j2 Cloud Services LLC
8.000%, 8/1/20	380,000	387,600
Match Group, Inc.
6.375%, 6/1/24	240,000	261,000
Rackspace Hosting, Inc.
8.625%, 11/15/24 (x)§	318,000	338,670
Zayo Group LLC
6.000%, 4/1/23	125,000	131,562
5.750%, 1/15/27§	704,000	735,680

		2,506,551

IT Services (2.1%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	$650,000	$661,375
5.875%, 11/1/21§	900,000	933,750
5.375%, 8/1/22§	1,245,000	1,260,562
First Data Corp.
5.375%, 8/15/23§	425,000	444,125
7.000%, 12/1/23§	287,000	306,373
Gartner, Inc.
5.125%, 4/1/25§	179,000	188,022
Unisys Corp.
10.750%, 4/15/22§	250,000	273,750

		4,067,957

Semiconductors & Semiconductor Equipment (0.6%)
NXP BV
3.875%, 9/1/22§	250,000	260,325
4.625%, 6/1/23§	546,000	588,998
Sensata Technologies UK Financing Co. plc
6.250%, 2/15/26§	325,000	354,250

		1,203,573

Software (5.2%)
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	335,000	337,512
BMC Software, Inc.
7.250%, 6/1/18	117,000	121,387
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	741,000	741,000
Change Healthcare Holdings LLC
5.750%, 3/1/25§	830,000	846,600
CURO Financial Technologies Corp.
12.000%, 3/1/22§	543,000	566,417
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	825,000	926,063
Infor US, Inc.
5.750%, 8/15/20§	235,000	242,637
6.500%, 5/15/22	1,200,000	1,239,000
Informatica LLC
7.125%, 7/15/23§	1,195,000	1,212,925
Nuance Communications, Inc.
5.375%, 8/15/20§	270,000	274,388
PTC, Inc.
6.000%, 5/15/24	500,000	543,750
Sophia LP
9.000%, 9/30/23§	1,760,000	1,854,600
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	950,000	1,011,940

		9,918,219

Technology Hardware, Storage & Peripherals (0.7%)
Diamond 1 Finance Corp.
5.875%, 6/15/21§	788,000	825,430
7.125%, 6/15/24 (x)§	78,000	85,800
NCR Corp.
4.625%, 2/15/21	210,000	214,987
5.875%, 12/15/21	127,000	132,239

		1,258,456

Total Information Technology		21,208,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Materials (4.3%)
Chemicals (1.8%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	$232,000	$284,055
Eco Services Operations LLC
8.500%, 11/1/22§	448,000	467,040
Huntsman International LLC
4.875%, 11/15/20	284,000	298,200
INEOS Group Holdings SA
5.625%, 8/1/24 (x)§	280,000	289,072
Koppers, Inc.
6.000%, 2/15/25§	283,000	300,687
NOVA Chemicals Corp.
4.875%, 6/1/24§	220,000	218,636
Nufarm Australia Ltd.
6.375%, 10/15/19§	613,000	626,026
PQ Corp.
6.750%, 11/15/22§	210,000	225,750
Rayonier AM Products, Inc.
5.500%, 6/1/24§	780,000	759,038

		3,468,504

Containers & Packaging (1.6%)
Berry Plastics Corp.
6.000%, 10/15/22	350,000	371,000
5.125%, 7/15/23	547,000	567,512
BWAY Holding Co.
5.500%, 4/15/24§	365,000	373,213
7.250%, 4/15/25§	635,000	644,525
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	678,000	692,984
5.125%, 7/15/23§	325,000	337,187

		2,986,421

Metals & Mining (0.9%)
Aleris International, Inc.
7.875%, 11/1/20	314,000	295,945
9.500%, 4/1/21§	700,000	721,560
ArcelorMittal
7.750%, 10/15/39	295,000	330,784
Constellium NV
6.625%, 3/1/25 (x)§	250,000	239,375
Kaiser Aluminum Corp.
5.875%, 5/15/24	52,000	54,990
SunCoke Energy, Inc.
7.625%, 8/1/19	37,000	36,491

		1,679,145

Total Materials		8,134,070

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Equinix, Inc. (REIT)
5.375%, 1/1/22	150,000	158,250
5.375%, 4/1/23	300,000	312,390
5.875%, 1/15/26	250,000	272,575
Iron Mountain, Inc. (REIT)
6.000%, 10/1/20§	450,000	466,312
4.375%, 6/1/21§	200,000	207,260
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24	250,000	272,500

SBA Communications Corp. (REIT)
4.875%, 9/1/24§	$320,000	$325,216
Uniti Group, Inc. (REIT)
7.125%, 12/15/24§	348,000	345,287

		2,359,790

Real Estate Management & Development (0.5%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	414,000	445,568
Howard Hughes Corp. (The)
5.375%, 3/15/25§	420,000	429,450

		875,018

Total Real Estate		3,234,808

Telecommunication Services (9.3%)
Diversified Telecommunication Services (5.8%)
CCO Holdings LLC
5.250%, 3/15/21	275,000	282,562
5.250%, 9/30/22	177,000	182,098
5.125%, 5/1/23§	1,190,000	1,248,072
5.875%, 4/1/24§	375,000	400,313
5.750%, 2/15/26§	360,000	385,200
5.125%, 5/1/27§	200,000	204,500
5.875%, 5/1/27§	600,000	640,500
CenturyLink, Inc.
Series G 6.875%, 1/15/28	255,000	253,419
Series V 5.625%, 4/1/20	300,000	317,437
Series W 6.750%, 12/1/23	80,000	86,300
Cincinnati Bell, Inc.
7.000%, 7/15/24§	367,000	382,597
Columbus Cable Barbados Ltd.
7.375%, 3/30/21§	600,000	637,500
Intelsat Jackson Holdings SA
7.250%, 10/15/20	710,000	670,950
Intelsat Luxembourg SA
8.125%, 6/1/23	490,000	259,112
Level 3 Financing, Inc.
5.375%, 8/15/22	625,000	641,797
5.125%, 5/1/23	350,000	363,125
5.250%, 3/15/26	175,000	181,781
SFR Group SA
6.000%, 5/15/22§	1,075,000	1,123,375
7.375%, 5/1/26§	275,000	297,935
Sprint Capital Corp.
6.900%, 5/1/19	175,000	186,585
6.875%, 11/15/28	400,000	444,640
8.750%, 3/15/32	595,000	751,188
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	634,875
Windstream Services LLC
7.750%, 10/15/20	628,000	632,710

		11,208,571

Wireless Telecommunication Services (3.5%)
Digicel Group Ltd.
8.250%, 9/30/20§	812,000	760,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Digicel Ltd.
6.000%, 4/15/21§	$720,000	$693,000
6.750%, 3/1/23§	255,000	240,019
Hughes Satellite Systems Corp.
6.500%, 6/15/19	490,000	529,200
7.625%, 6/15/21	150,000	170,445
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	148,338
Sprint Corp.
7.875%, 9/15/23	675,000	776,250
7.125%, 6/15/24	1,300,000	1,446,250
T-Mobile USA, Inc.
6.000%, 3/1/23	710,000	752,600
6.000%, 4/15/24	550,000	590,562
6.375%, 3/1/25	225,000	241,605
5.375%, 4/15/27	260,000	277,706

		6,626,210

Total Telecommunication Services		17,834,781

Utilities (0.7%)
Independent Power and Renewable Electricity Producers (0.7%)
AES Corp.
4.202%, 6/1/19 (l)(x)	257,000	257,321
Calpine Corp.
5.750%, 1/15/25 (x)	260,000	245,050
NRG Energy, Inc.
7.875%, 5/15/21	234,000	241,605
Talen Energy Supply LLC
6.500%, 5/1/18 (x)	188,000	189,880
4.600%, 12/15/21	390,000	298,350

Total Utilities		1,232,206

Total Corporate Bonds		161,080,402

Loan Participations (1.0%)
Health Care (0.6%)
Health Care Providers & Services (0.6%)
National Veterinary Associates, 2nd Lien Term Loan
8.296%, 8/8/22	1,075,000	1,084,406

Total Health Care		1,084,406

Information Technology (0.4%)
Internet Software & Services (0.3%)
Asurion Term Loan
8.726%, 2/19/21	700,000	702,917

Software (0.1%)
Kronos, Inc.
9.420%, 10/4/24	150,000	155,094

Total Information Technology		858,011

Total Loan Participations		1,942,417

Total Long-Term Debt Securities (85.4%) (Cost $159,630,366)		163,375,899

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares iBoxx $ High Yield Corporate Bond Fund	112,980	$9,986,302
SPDR Bloomberg Barclays High Yield Bond Fund (x)	268,205	9,977,226

Total Exchange Traded Funds (10.4%) (Cost $19,933,721)		19,963,528

SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	4,796,472	4,797,911

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.9%)
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,100,271, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,334,829. (xx)	$2,100,000	2,100,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $400,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $444,729. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $631,395, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $643,961. (xx)	631,335	631,335
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $500,045, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $510,003. (xx)	500,000	500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,300,514, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,347,532. (xx)	$2,300,000	$2,300,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $500,056, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $510,059. (xx)	500,000	500,000

Total Repurchase Agreements		7,431,335

Total Short-Term Investments (6.4%) (Cost $12,229,488)		12,229,246

Total Investments (102.2%) (Cost $191,793,575)		195,568,673
Other Assets Less Liabilities (-2.2%)		(4,205,208)

Net Assets (100%)		$191,363,465

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $104,760,281 or 54.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $5,365,363 or 2.8% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $7,259,327. This was secured by cash collateral of $7,431,335 which was subsequently invested in joint repurchase agreements with a total value of $7,431,335, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

PIK	— Payment-in Kind Security

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$353,080	$—	$353,080
Corporate Bonds
Consumer Discretionary	—	28,012,649	—	28,012,649
Consumer Staples	—	11,964,987	—	11,964,987
Energy	—	16,462,375	—	16,462,375
Financials	—	10,608,524	—	10,608,524
Health Care	—	21,491,229	—	21,491,229
Industrials	—	20,895,839	—	20,895,839
Information Technology	—	21,208,934	—	21,208,934
Materials	—	8,134,070	—	8,134,070
Real Estate	—	3,234,808	—	3,234,808
Telecommunication Services	—	17,834,781	—	17,834,781
Utilities	—	1,232,206	—	1,232,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Funds	$19,963,528	$—	$—	$19,963,528
Loan Participations
Health Care	—	1,084,406	—	1,084,406
Information Technology	—	858,011	—	858,011
Short-Term Investments
Investment Companies	4,797,911	—	—	4,797,911
Repurchase Agreements	—	7,431,335	—	7,431,335

Total Assets	$24,761,439	$170,807,234	$—	$195,568,673

Total Liabilities	$—	$—	$—	$—

Total	$24,761,439	$170,807,234	$—	$195,568,673

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$3,797

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(3,797)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $850,000 for three months during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,789,056
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,276,587

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,078,476
Aggregate gross unrealized depreciation	(1,498,690)

Net unrealized appreciation	$3,579,786

Federal income tax cost of investments	$191,988,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $184,362,240)	$188,137,338
Repurchase Agreements (Cost $7,431,335)	7,431,335
Cash	2,216,369
Foreign cash (Cost $2,576)	2,435
Dividends, interest and other receivables	2,725,061
Receivable for securities sold	1,542,630
Due from Custodian	76,678
Security lending income receivable	29,754
Receivable from Separate Accounts for Trust shares sold	23,850
Other assets	2,120

Total assets	202,187,570

LIABILITIES
Payable for return of collateral on securities loaned	7,431,335
Payable for securities purchased	3,199,509
Investment management fees payable	89,728
Administrative fees payable	19,470
Payable to Separate Accounts for Trust shares redeemed	5,675
Distribution fees payable – Class IB	4,689
Trustees’ fees payable	186
Accrued expenses	73,513

Total liabilities	10,824,105

NET ASSETS	$191,363,465

Net assets were comprised of:
Paid in capital	$192,808,809
Accumulated undistributed net investment income (loss)	4,870,094
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(10,090,396)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	3,774,958

Net assets	$191,363,465

Class IB
Net asset value, offering and redemption price per share, $22,869,313 / 2,296,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class K
Net asset value, offering and redemption price per share, $168,494,152 / 16,913,071 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

(x)	Includes value of securities on loan of $7,259,327.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$5,070,298
Dividends	490,068
Securities lending (net)	89,763

Total income	5,650,129

EXPENSES
Investment management fees	562,131
Administrative fees	116,217
Custodian fees	48,597
Professional fees	31,617
Distribution fees – Class IB	26,541
Printing and mailing expenses	7,119
Trustees’ fees	2,211
Miscellaneous	9,683

Gross expenses	804,116
Less: Waiver from investment manager	(27,878)

Net expenses	776,238

NET INVESTMENT INCOME (LOSS)	4,873,891

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	112,408
Foreign currency transactions	3,797

Net realized gain (loss)	116,205

Change in unrealized appreciation (depreciation) on:
Investments	3,520,684
Foreign currency translations	(3,638)

Net change in unrealized appreciation (depreciation)	3,517,046

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,633,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,507,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,873,891	$9,657,432
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	116,205	(4,633,178)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,517,046	14,096,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,507,142	19,120,509

DIVIDENDS:
Dividends from net investment income
Class IB	—	(962,754)
Class K	—	(8,725,372)

TOTAL DIVIDENDS	—	(9,688,126)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 422,127 and 969,757 shares, respectively ]	4,118,189	9,207,198
Capital shares issued in reinvestment of dividends [ 0 and 101,811 shares, respectively ]	—	962,754
Capital shares repurchased [ (177,564) and (489,345) shares, respectively ]	(1,734,850)	(4,633,502)

Total Class IB transactions	2,383,339	5,536,450

Class K
Capital shares sold [ 473,577 and 2,142,320 shares, respectively ]	4,634,837	19,895,567
Capital shares issued in reinvestment of dividends [ 0 and 923,522 shares, respectively ]	—	8,725,372
Capital shares repurchased [ (912,358) and (621,198) shares, respectively ]	(8,940,310)	(5,889,346)

Total Class K transactions	(4,305,473)	22,731,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,922,134)	28,268,043

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,585,008	37,700,426
NET ASSETS:
Beginning of period	184,778,457	147,078,031

End of period (a)	$191,363,465	$184,778,457

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,870,094	$(3,797)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
Class IB		2016	2015	2014
Net asset value, beginning of period	$9.53	$8.99	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.52	0.56	0.55	0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	0.53	(0.86)	(0.37)	0.11

Total from investment operations	0.43	1.05	(0.30)	0.18	0.63

Less distributions:
Dividends from net investment income	—	(0.51)	(0.58)	(0.41)	(0.51)
Distributions from net realized gains	—	—	—	— #	(0.02)

Total dividends and distributions	—	(0.51)	(0.58)	(0.41)	(0.53)

Net asset value, end of period	$9.96	$9.53	$8.99	$9.87	$10.10

Total return (b)	4.51%	11.67%	(3.02)%	1.86%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,869	$19,555	$13,208	$33,545	$27,055
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.07%	1.08%	1.18%	1.20%
Before waivers (a)(f)	1.08%	1.09%	1.09%	1.18%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.98%	5.49%	5.58%	5.30%	5.69	%(l)
Before waivers (a)(f)	4.95%	5.47%	5.58%	5.30%	5.57	%(l)
Portfolio turnover rate (z)^	34%	72%	98%	75%	84%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
Class K		2016	2015	2014
Net asset value, beginning of period	$9.52	$8.98	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.54	0.59	0.58	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	0.53	(0.88)	(0.37)	0.11

Total from investment operations	0.44	1.07	(0.29)	0.21	0.66

Less distributions:
Dividends from net investment income	—	(0.53)	(0.60)	(0.44)	(0.54)
Distributions from net realized gains	—	—	—	— #	(0.02)

Total dividends and distributions	—	(0.53)	(0.60)	(0.44)	(0.56)

Net asset value, end of period	$9.96	$9.52	$8.98	$9.87	$10.10

Total return (b)	4.62%	11.97%	(2.87)%	2.13%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,494	$165,224	$133,870	$150,201	$34,974
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.82%	0.84%	0.92%	0.95%
Before waivers (a)(f)	0.83%	0.84%	0.85%	0.92%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.23%	5.74%	5.86%	5.55%	5.95	%(l)
Before waivers (a)(f)	5.20%	5.73%	5.86%	5.55%	5.83	%(l)
Portfolio turnover rate (z)^	34%	72%	98%	75%	84%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Health Care	26.4%
Information Technology	19.1
Financials	16.8
Repurchase Agreements	14.7
Consumer Discretionary	13.6
Industrials	11.7
Energy	3.0
Materials	3.0
Real Estate	1.8
Investment Companies	1.8
Consumer Staples	1.5
Utilities	0.7
Telecommunication Services	0.4
Cash and Other	(14.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,109.99	$6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,111.67	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (1.0%)
Clean Diesel Technologies, Inc.*	1,725	$4,813
Fox Factory Holding Corp.*	21,058	749,664
Horizon Global Corp.*	4,474	64,247
Modine Manufacturing Co.*	8,635	142,909
Motorcar Parts of America, Inc.*	3,270	92,345
Shiloh Industries, Inc.*	1,531	17,974
Stoneridge, Inc.*	4,725	72,812
Strattec Security Corp.	625	22,125
Superior Industries International, Inc.	4,311	88,591
Tower International, Inc.	3,486	78,261
Unique Fabricating, Inc.	1,165	11,091
Workhorse Group, Inc. (x)*	4,625	17,066

		1,361,898

Automobiles (0.1%)
Winnebago Industries, Inc.	5,515	193,025

Distributors (0.1%)
AMCON Distributing Co.	60	6,246
Educational Development Corp.	539	5,713
VOXX International Corp.*	3,536	28,995
Weyco Group, Inc.	1,124	31,338

		72,292

Diversified Consumer Services (1.5%)
American Public Education, Inc.*	2,774	65,605
Ascent Capital Group, Inc., Class A*	1,921	29,507
Bridgepoint Education, Inc.*	3,226	47,616
Cambium Learning Group, Inc.*	2,496	12,655
Career Education Corp.*	11,805	113,328
Carriage Services, Inc.	2,697	72,711
Chegg, Inc. (x)*	116,113	1,427,028
Collectors Universe, Inc.	1,292	32,106
K12, Inc.*	5,938	106,409
Liberty Tax, Inc.	1,157	14,983
Lincoln Educational Services Corp.*	4,132	12,809
National American University Holdings, Inc.	1,544	3,906
Regis Corp.*	6,199	63,664
Universal Technical Institute, Inc.*	3,138	11,203

		2,013,530

Hotels, Restaurants & Leisure (2.0%)
Ark Restaurants Corp.	361	8,794
Biglari Holdings, Inc.*	179	71,553
Bravo Brio Restaurant Group, Inc.*	2,257	10,382
Canterbury Park Holding Corp.	441	4,851
Carrols Restaurant Group, Inc.*	6,022	73,770
Century Casinos, Inc.*	3,719	27,409
Chuy’s Holdings, Inc.*	2,901	67,883
Del Frisco’s Restaurant Group, Inc.*	3,831	61,679
Del Taco Restaurants, Inc.*	94,652	1,301,464
Denny’s Corp.*	12,032	141,616

Diversified Restaurant Holdings, Inc. (x)*	2,603	$6,768
Dover Downs Gaming & Entertainment, Inc.*	3,141	3,487
Dover Motorsports, Inc.	2,635	5,534
Drive Shack, Inc.	7,386	23,266
El Pollo Loco Holdings, Inc. (x)*	3,574	49,500
Empire Resorts, Inc. (x)*	578	13,814
Flanigan’s Enterprises, Inc.	153	4,437
Fogo De Chao, Inc.*	1,657	23,032
Full House Resorts, Inc.*	3,750	9,150
Gaming Partners International Corp.	658	7,889
Golden Entertainment, Inc.*	1,862	38,562
Good Times Restaurants, Inc.*	1,582	5,616
Habit Restaurants, Inc. (The), Class A*	3,531	55,790
Intrawest Resorts Holdings, Inc.*	2,243	53,249
J Alexander’s Holdings, Inc.*	2,244	27,489
Jamba, Inc. (x)*	2,213	17,239
Kona Grill, Inc. (x)*	1,299	4,806
Lindblad Expeditions Holdings, Inc.*	3,460	36,330
Luby’s, Inc.*	3,227	9,068
Marcus Corp. (The)	3,246	98,029
Monarch Casino & Resort, Inc.*	1,874	56,689
Nathan’s Famous, Inc.*	498	31,374
Nevada Gold & Casinos, Inc.*	2,918	6,536
Noodles & Co. (x)*	1,962	7,652
ONE Group Hospitality, Inc. (The)*	2,993	6,495
Papa Murphy’s Holdings, Inc. (x)*	2,293	10,020
Peak Resorts, Inc.	2,080	8,528
Potbelly Corp.*	4,047	46,541
RCI Hospitality Holdings, Inc.	1,600	38,144
Red Lion Hotels Corp.*	2,915	21,425
Ruby Tuesday, Inc.*	10,412	20,928
Ruth’s Hospitality Group, Inc.	5,210	113,318
Town Sports International Holdings, Inc.*	2,168	10,190
Zoe’s Kitchen, Inc. (x)*	3,360	40,018

		2,680,314

Household Durables (4.1%)
AV Homes, Inc.*	2,195	44,010
Bassett Furniture Industries, Inc.	1,772	67,247
Beazer Homes USA, Inc.*	5,541	76,023
Cavco Industries, Inc.*	4,418	572,794
Century Communities, Inc.*	3,073	76,210
CSS Industries, Inc.	1,559	40,783
Dixie Group, Inc. (The) (x)*	2,651	11,930
Emerson Radio Corp.*	270	378
Flexsteel Industries, Inc.	1,327	71,804
Green Brick Partners, Inc.*	4,085	46,773
Hooker Furniture Corp.	1,988	81,806
Hovnanian Enterprises, Inc., Class A*	21,869	61,233
LGI Homes, Inc. (x)*	46,794	1,880,182
Libbey, Inc.	3,847	31,007
Lifetime Brands, Inc.	1,714	31,109
M/I Homes, Inc.*	4,218	120,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

NACCO Industries, Inc., Class A	712	$50,445
New Home Co., Inc. (The)*	2,265	25,980
Nova Lifestyle, Inc.*	773	1,167
PICO Holdings, Inc.*	3,909	68,408
Skyline Corp.*	1,221	7,350
SodaStream International Ltd.*	21,183	1,133,714
UCP, Inc., Class A*	1,412	15,461
Universal Electronics, Inc.*	12,883	861,229
Vuzix Corp. (x)*	2,911	19,067
ZAGG, Inc.*	4,709	40,733

		5,437,267

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	4,555	44,411
CafePress, Inc.*	1,105	2,862
Duluth Holdings, Inc., Class B (x)*	1,644	29,937
EVINE Live, Inc.*	10,127	10,127
FTD Cos., Inc.*	2,957	59,140
Gaia, Inc.*	1,496	16,755
Netshoes Cayman Ltd. (x)*	26,810	510,195
Overstock.com, Inc.*	2,931	47,775
PetMed Express, Inc.	3,427	139,137
US Auto Parts Network, Inc.*	3,096	10,000

		870,339

Leisure Products (1.7%)
Black Diamond, Inc.*	3,698	24,592
Escalade, Inc.	1,867	24,458
JAKKS Pacific, Inc.*	3,283	13,132
Johnson Outdoors, Inc., Class A	854	41,171
Malibu Boats, Inc., Class A*	76,299	1,973,855
Marine Products Corp.	1,345	20,995
MCBC Holdings, Inc.*	3,220	62,951
Nautilus, Inc.*	5,270	100,921
Summer Infant, Inc.*	1,436	2,556

		2,264,631

Media (0.6%)
AH Belo Corp., Class A	3,123	17,177
Ballantyne Strong, Inc.*	2,026	13,574
Beasley Broadcast Group, Inc., Class A	858	8,408
Central European Media Enterprises Ltd., Class A (x)*	14,344	57,376
Daily Journal Corp.*	188	38,781
Emmis Communications Corp., Class A*	656	1,889
Entercom Communications Corp., Class A (x)	4,896	50,674
Entravision Communications Corp., Class A	11,568	76,349
Global Eagle Entertainment, Inc.*	8,938	31,819
Harte-Hanks, Inc.*	8,461	8,715
Hemisphere Media Group, Inc. (x)*	2,716	32,185
Lee Enterprises, Inc. (x)*	9,331	17,729
McClatchy Co. (The), Class A*	875	8,173
MDC Partners, Inc., Class A	9,731	96,336
National CineMedia, Inc.	10,806	80,181
New Media Investment Group, Inc.	8,870	119,567

Reading International, Inc., Class A*	2,942	$47,454
Saga Communications, Inc., Class A	656	30,012
Salem Media Group, Inc.	2,065	14,662
Townsquare Media, Inc., Class A*	1,578	16,159
tronc, Inc.*	3,432	44,238
Urban One, Inc., Class D*	4,244	9,549
Xcel Brands, Inc.*	1,406	4,288

		825,295

Multiline Retail (0.1%)
Fred’s, Inc., Class A (x)	6,282	57,983
Tuesday Morning Corp. (x)*	7,772	14,767

		72,750

Specialty Retail (1.4%)
America’s Car-Mart, Inc.*	1,321	51,387
At Home Group, Inc.*	17,056	397,234
Barnes & Noble Education, Inc.*	6,695	71,168
Barnes & Noble, Inc.	10,393	78,987
bebe stores, Inc. (x)*	543	3,225
Big 5 Sporting Goods Corp. (x)	3,440	44,892
Boot Barn Holdings, Inc. (x)*	2,263	16,022
Build-A-Bear Workshop, Inc.*	2,396	25,038
Christopher & Banks Corp. (x)*	5,444	7,132
Citi Trends, Inc.	2,529	53,665
Conn’s, Inc. (x)*	3,224	61,578
Container Store Group, Inc. (The)*	2,937	17,387
Destination Maternity Corp.*	2,131	6,904
Destination XL Group, Inc.*	6,331	14,878
DGSE Cos., Inc.*	1,166	1,947
Francesca’s Holdings Corp.*	6,474	70,826
GNC Holdings, Inc., Class A (x)	11,886	100,199
Haverty Furniture Cos., Inc.	3,279	82,303
Hibbett Sports, Inc.*	3,750	77,813
J. Jill, Inc.*	2,092	25,711
Kirkland’s, Inc.*	2,702	27,777
Lumber Liquidators Holdings, Inc. (x)*	4,919	123,270
MarineMax, Inc.*	4,400	86,020
New York & Co., Inc.*	5,287	7,296
Pier 1 Imports, Inc.	14,167	73,527
Sears Hometown and Outlet Stores, Inc.*	1,809	4,884
Shoe Carnival, Inc.	2,045	42,700
Sportsman’s Warehouse Holdings, Inc. (x)*	6,384	34,474
Stage Stores, Inc. (x)	4,561	9,487
Stein Mart, Inc. (x)	5,294	8,947
Tandy Leather Factory, Inc.*	1,022	9,096
Tilly’s, Inc., Class A	2,264	22,980
Trans World Entertainment Corp.*	1,631	2,691
Vitamin Shoppe, Inc.*	3,773	43,955
West Marine, Inc.	3,304	42,456
Winmark Corp.	412	53,127
Zumiez, Inc.*	3,240	40,014

		1,840,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.*	2,264	$15,735
Crocs, Inc.*	12,916	99,581
Crown Crafts, Inc.	1,553	10,716
Culp, Inc.	1,886	61,295
Delta Apparel, Inc.*	1,244	27,592
Iconix Brand Group, Inc.*	8,790	60,739
Lakeland Industries, Inc.*	1,120	16,240
Movado Group, Inc.	2,661	67,190
Perry Ellis International, Inc.*	2,248	43,746
Rocky Brands, Inc.	1,208	16,248
Sequential Brands Group, Inc. (x)*	7,042	28,098
Superior Uniform Group, Inc.	1,452	32,452
Unifi, Inc.*	2,701	83,191
Vera Bradley, Inc.*	3,515	34,377

		597,200

Total Consumer Discretionary		18,229,538

Consumer Staples (1.5%)
Beverages (0.8%)
Castle Brands, Inc. (x)*	15,172	26,096
Craft Brew Alliance, Inc.*	2,181	36,750
Long Island Iced Tea Corp.*	828	4,471
MGP Ingredients, Inc. (x)	18,496	946,440
New Age Beverages Corp.*	3,217	16,503
Primo Water Corp.*	4,403	55,918
Reed’s, Inc.*	1,792	4,390
Willamette Valley Vineyards, Inc.*	769	6,221

		1,096,789

Food & Staples Retailing (0.1%)
Chefs’ Warehouse, Inc. (The)*	3,424	44,513
Natural Grocers by Vitamin Cottage, Inc. (x)*	1,561	12,909
Village Super Market, Inc., Class A	1,347	34,914

		92,336

Food Products (0.4%)
Alico, Inc.	562	17,591
Bridgford Foods Corp.*	297	3,935
Farmer Brothers Co.*	1,524	46,101
Freshpet, Inc. (x)*	4,273	70,932
Inventure Foods, Inc. (x)*	3,371	14,529
John B Sanfilippo & Son, Inc.	1,497	94,475
Landec Corp.*	4,693	69,691
Lifeway Foods, Inc.*	768	7,173
Limoneira Co.	2,089	49,363
Omega Protein Corp.	3,862	69,130
Rocky Mountain Chocolate Factory, Inc.	865	10,207
S&W Seed Co. (x)*	2,431	10,089
Seneca Foods Corp., Class A*	1,215	37,726

		500,942

Household Products (0.0%)
Ocean Bio-Chem, Inc.	156	643
Oil-Dri Corp. of America	865	36,338

Orchids Paper Products Co. (x)	1,609	$20,837

		57,818

Personal Products (0.2%)
Lifevantage Corp. (x)*	2,463	10,665
Mannatech, Inc.	392	6,233
Medifast, Inc.	1,853	76,843
Natural Alternatives International, Inc.*	924	9,240
Natural Health Trends Corp. (x)	1,278	35,592
Nature’s Sunshine Products, Inc.	1,871	24,791
Nutraceutical International Corp.	1,401	58,352
United-Guardian, Inc.	553	8,544

		230,260

Tobacco (0.0%)
22nd Century Group, Inc. (x)*	14,266	24,966
Alliance One International, Inc.*	1,468	21,139
Turning Point Brands, Inc.*	897	13,760

		59,865

Total Consumer Staples		2,038,010

Energy (3.0%)
Energy Equipment & Services (1.0%)
Aspen Aerogels, Inc.*	2,925	13,016
Basic Energy Services, Inc.*	3,053	76,020
Bristow Group, Inc.	5,640	43,146
CARBO Ceramics, Inc. (x)*	4,045	27,708
Dawson Geophysical Co. (x)*	3,568	13,987
ENGlobal Corp.*	2,491	3,238
Era Group, Inc.*	3,347	31,663
Geospace Technologies Corp.*	2,312	31,975
Gulf Island Fabrication, Inc. (x)	2,348	27,237
Hornbeck Offshore Services, Inc. (x)*	5,724	16,199
Independence Contract Drilling, Inc.*	5,988	23,293
ION Geophysical Corp.*	1,610	7,004
Key Energy Services, Inc. (x)*	1,620	31,169
Mammoth Energy Services, Inc.*	1,406	26,152
Matrix Service Co.*	4,589	42,907
Mitcham Industries, Inc.*	1,968	7,833
Natural Gas Services Group, Inc.*	2,173	53,999
Newpark Resources, Inc.*	15,283	112,329
Nordic American Offshore Ltd.	6,724	8,405
North Atlantic Drilling Ltd. (x)*	1,290	1,716
Parker Drilling Co.*	23,636	31,909
PHI, Inc. (Non-Voting)*	2,094	20,437
Pioneer Energy Services Corp.*	13,415	27,501
Profire Energy, Inc.*	4,510	5,863
RigNet, Inc.*	2,306	37,011
SAExploration Holdings, Inc.*	811	2,632
SEACOR Holdings, Inc.*	2,796	95,903
SEACOR Marine Holdings, Inc.*	2,865	58,331
Smart Sand, Inc.*	3,860	34,393
Solaris Oilfield Infrastructure, Inc., Class A (x)*	31,261	360,438
Tesco Corp.*	8,048	35,814
TETRA Technologies, Inc.*	20,084	56,034
Willbros Group, Inc.*	7,906	19,528

		1,384,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	26,765	$43,359
Adams Resources & Energy, Inc.	366	15,035
Approach Resources, Inc. (x)*	7,620	25,679
Ardmore Shipping Corp.	5,002	40,766
Bill Barrett Corp.*	13,301	40,834
Bonanza Creek Energy, Inc.*	3,554	112,697
California Resources Corp. (x)*	7,488	64,022
Centrus Energy Corp., Class A*	919	3,860
Clean Energy Fuels Corp.*	23,939	60,805
Cloud Peak Energy, Inc.*	13,052	46,074
Comstock Resources, Inc.*	2,431	17,187
Contango Oil & Gas Co.*	4,187	27,802
DHT Holdings, Inc.	13,522	56,116
Dorian LPG Ltd.*	3,298	26,978
Earthstone Energy, Inc. (x)*	1,750	17,518
Eclipse Resources Corp.*	15,355	43,915
Energy Fuels, Inc. (x)*	11,878	18,886
Evolution Petroleum Corp.	4,461	36,134
EXCO Resources, Inc. (x)*	2	5
GasLog Ltd. (x)	49,161	749,705
Gastar Exploration, Inc. (x)*	30,682	28,412
Gener8 Maritime, Inc.*	8,336	47,432
Hallador Energy Co.	2,816	21,880
Isramco, Inc.*	138	15,787
Jones Energy, Inc., Class A (x)*	8,207	13,131
Lilis Energy, Inc. (x)*	7,517	36,833
Lonestar Resources US, Inc., Class A*	2,376	10,217
Midstates Petroleum Co., Inc.*	2,079	26,341
Navios Maritime Acquisition Corp.	14,464	21,262
Northern Oil and Gas, Inc. (x)*	8,874	12,424
Overseas Shipholding Group, Inc., Class A*	7,886	20,977
Pacific Ethanol, Inc.*	7,238	45,238
Panhandle Oil and Gas, Inc., Class A	2,769	63,964
Penn Virginia Corp. (x)*	2,521	92,647
PetroQuest Energy, Inc.*	3,630	7,187
PrimeEnergy Corp.*	101	4,651
Renewable Energy Group, Inc.*	6,654	86,169
REX American Resources Corp.*	1,024	98,877
Ring Energy, Inc.*	7,960	103,480
Rosehill Resources, Inc.*	500	4,170
Sanchez Energy Corp. (x)*	9,620	69,072
SandRidge Energy, Inc. (x)*	6,082	104,671
SilverBow Resources, Inc.*	1,255	32,831
Stone Energy Corp. (x)*	3,449	63,393
Teekay Tankers Ltd., Class A	21,460	40,345
Torchlight Energy Resources, Inc.*	7,355	12,209
TransAtlantic Petroleum Ltd.*	4,986	5,983
Uranium Energy Corp. (x)*	21,453	34,110
Uranium Resources, Inc.*	4,353	6,486
VAALCO Energy, Inc.*	9,976	9,328
Vertex Energy, Inc. (x)*	4,209	4,504
W&T Offshore, Inc.*	16,605	32,546
Westmoreland Coal Co.*	3,147	15,326
Zion Oil & Gas, Inc. (x)*	7,721	26,483

		2,665,743

Total Energy		4,050,533

Financials (16.8%)
Banks (11.5%)
1st Constitution Bancorp	1,138	$20,200
Access National Corp. (x)	2,593	68,766
ACNB Corp.	1,044	31,842
Allegiance Bancshares, Inc.*	2,005	76,792
American National Bankshares, Inc.	1,419	52,432
American River Bankshares	1,048	15,206
AmeriServ Financial, Inc.	2,987	12,396
Ames National Corp.	1,489	45,563
Anchor Bancorp, Inc.*	417	10,529
Arrow Financial Corp.	2,010	63,617
Atlantic Capital Bancshares, Inc.*	3,652	69,388
Auburn National Bancorp., Inc.	393	14,694
Bancorp of New Jersey, Inc.	795	13,277
Bancorp, Inc. (The)*	8,582	65,052
Bank of Commerce Holdings (x)	2,720	30,056
Bank of Marin Bancorp	1,046	64,381
Bank of South Carolina Corp.	607	12,292
Bankwell Financial Group, Inc.	1,056	32,979
Bar Harbor Bankshares	2,632	81,118
Bay Bancorp, Inc.*	1,257	9,616
BCB Bancorp, Inc.	1,655	25,322
Blue Hills Bancorp, Inc.	4,171	74,661
Bridge Bancorp, Inc.	16,308	543,055
Bryn Mawr Bank Corp.	21,237	902,572
BSB Bancorp, Inc.*	1,492	43,641
Byline Bancorp, Inc.*	17,688	354,644
C&F Financial Corp.	574	26,921
California First National Bancorp	413	7,785
Camden National Corp.	2,672	114,656
Capital City Bank Group, Inc.	1,932	39,451
Capstar Financial Holdings, Inc. (x)*	20,622	365,834
Carolina Financial Corp.	2,512	81,188
Carolina Trust Bancshares, Inc.*	777	5,804
CB Financial Services, Inc.	632	16,495
CenterState Banks, Inc.	62,294	1,548,628
Central Valley Community Bancorp	1,740	38,558
Century Bancorp, Inc., Class A	504	32,054
Chemung Financial Corp.	557	22,770
Citizens & Northern Corp.	2,039	47,427
Citizens First Corp.	130	2,925
Citizens Holding Co.	704	18,304
Civista Bancshares, Inc.	1,743	36,394
CNB Financial Corp.	2,592	62,130
CoBiz Financial, Inc.	6,647	115,658
Codorus Valley Bancorp, Inc.	1,427	40,527
Colony Bankcorp, Inc.	1,125	15,413
Commerce Union Bancshares, Inc.	1,227	29,288
Community Bankers Trust Corp. (x)*	3,797	31,325
Community Financial Corp. (The) (x)	697	26,835
Community First Bancshares, Inc.*	282	3,815
Community Trust Bancorp, Inc.	2,679	117,206
Community West Bancshares	1,141	11,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ConnectOne Bancorp, Inc.	5,281	$119,087
County Bancorp, Inc.	846	20,304
CU Bancorp*	2,889	104,437
Customers Bancorp, Inc.*	4,963	140,354
DNB Financial Corp. (x)	549	18,831
Emclaire Financial Corp.	319	8,929
Enterprise Bancorp, Inc.	1,653	58,748
Equity Bancshares, Inc., Class A*	1,875	57,450
Evans Bancorp, Inc. (x)	809	32,320
Farmers & Merchants Bancorp, Inc.	705	43,710
Farmers Capital Bank Corp.	1,277	49,228
Farmers National Banc Corp.	4,400	63,800
Fauquier Bankshares, Inc.	639	12,301
FB Financial Corp. (x)*	1,173	42,451
Fidelity Southern Corp.	3,819	87,302
Financial Institutions, Inc.	2,441	72,742
First Bancorp	4,287	134,012
First Bancorp, Inc.	1,779	48,140
First Bancshares, Inc. (The) (x)	1,486	41,014
First Bank	1,687	19,654
First Business Financial Services, Inc.	1,460	33,697
First Community Bancshares, Inc.	2,894	79,151
First Community Corp.	1,100	23,100
First Community Financial Partners, Inc.*	2,429	31,334
First Connecticut Bancorp, Inc.	2,466	63,253
First Financial Corp.	1,841	87,079
First Financial Northwest, Inc.	1,457	23,501
First Foundation, Inc.*	4,953	81,378
First Guaranty Bancshares, Inc. (x)	735	20,021
First Internet Bancorp	1,108	31,079
First Mid-Illinois Bancshares, Inc.	1,746	59,783
First Northwest Bancorp*	1,832	28,891
First of Long Island Corp. (The)	4,072	116,459
First South Bancorp, Inc.	1,587	26,249
First United Corp.*	1,214	18,149
First US Bancshares, Inc.	1,024	11,489
Flushing Financial Corp.	4,829	136,130
FNB Bancorp (x)	924	25,373
Franklin Financial Network, Inc.*	2,081	85,841
German American Bancorp, Inc.	3,696	125,997
Glen Burnie Bancorp	89	944
Great Southern Bancorp, Inc.	1,891	101,169
Green Bancorp, Inc.*	3,733	72,420
Guaranty Bancorp	4,087	111,166
Guaranty Bancshares, Inc. (x)	360	11,502
Hanmi Financial Corp.	5,509	156,731
HarborOne Bancorp, Inc.*	2,292	45,748
Hawthorn Bancshares, Inc.	876	18,214
Heritage Commerce Corp.	28,888	398,077
Heritage Financial Corp.	5,132	135,998
HomeTrust Bancshares, Inc.*	2,927	71,419
Horizon Bancorp	3,714	97,864
Howard Bancorp, Inc. (x)*	1,551	29,857
Independent Bank Corp.	3,556	77,343
Investar Holding Corp. (x)	1,442	33,022
Lakeland Bancorp, Inc.	32,788	618,053
Landmark Bancorp, Inc.	511	15,739

LCNB Corp.	1,544	$30,880
Live Oak Bancshares, Inc. (x)	24,631	596,069
Macatawa Bank Corp.	4,527	43,188
Mackinac Financial Corp.	859	12,026
MainSource Financial Group, Inc.	4,308	144,361
MBT Financial Corp.	3,157	30,623
Melrose Bancorp, Inc.*	355	6,355
Mercantile Bank Corp.	2,814	88,585
Mid Penn Bancorp, Inc.	688	18,886
Middlefield Banc Corp. (x)	459	23,134
Midland States Bancorp, Inc.	2,681	89,867
MidSouth Bancorp, Inc. (x)	1,581	18,577
MidWestOne Financial Group, Inc.	1,951	66,119
MutualFirst Financial, Inc.	1,072	38,270
National Bankshares, Inc. (x)	1,178	48,062
National Commerce Corp.*	1,839	72,732
Nicolet Bankshares, Inc.*	1,572	86,004
Northrim BanCorp, Inc.	1,171	35,598
Norwood Financial Corp. (x)	663	28,012
Oak Valley Bancorp	1,186	16,485
OFG Bancorp	7,628	76,280
Ohio Valley Banc Corp. (x)	709	25,559
Old Line Bancshares, Inc.	1,494	42,101
Old Point Financial Corp. (x)	605	19,892
Old Second Bancorp, Inc.	5,077	58,639
Orrstown Financial Services, Inc.	1,302	29,751
Pacific Continental Corp.	3,787	96,758
Pacific Mercantile Bancorp*	2,757	24,262
Pacific Premier Bancorp, Inc.*	23,831	879,363
Paragon Commercial Corp. (x)*	740	38,828
Park Sterling Corp.	9,026	107,229
Parke Bancorp, Inc.	1,014	22,714
Peapack Gladstone Financial Corp.	2,936	91,867
Penns Woods Bancorp, Inc.	808	33,273
Peoples Bancorp of North Carolina, Inc. (x)	739	23,352
Peoples Bancorp, Inc.	2,868	92,149
Peoples Financial Corp.*	604	8,275
Peoples Financial Services Corp.	1,183	51,733
People’s Utah Bancorp	2,352	63,034
Plumas Bancorp	782	16,657
Porter Bancorp, Inc.*	396	4,067
Preferred Bank	2,270	121,377
Premier Financial Bancorp, Inc.	1,646	33,924
QCR Holdings, Inc.	2,124	100,678
Republic Bancorp, Inc., Class A	1,688	60,262
Republic First Bancorp, Inc. (x)*	8,524	78,847
Royal Bancshares of Pennsylvania, Inc., Class A*	3,382	14,306
Salisbury Bancorp, Inc.	409	16,953
SB Financial Group, Inc.	759	12,895
Seacoast Banking Corp. of Florida*	7,000	168,700
Select Bancorp, Inc.*	1,639	20,029
Shore Bancshares, Inc.	2,226	36,618
Sierra Bancorp	2,134	52,390
SmartFinancial, Inc. (x)*	1,246	29,754
Southern First Bancshares, Inc.*	1,146	42,459
Southern National Bancorp of Virginia, Inc.	3,237	56,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Southside Bancshares, Inc.	1	$22
Southwest Bancorp, Inc.	3,123	79,793
Southwest Georgia Financial Corp.	370	7,271
Stewardship Financial Corp.	1,391	13,215
Stock Yards Bancorp, Inc.	3,804	147,976
Stonegate Bank	2,456	113,418
Summit Financial Group, Inc.	1,881	41,382
Summit State Bank	855	11,115
Sun Bancorp, Inc.	1,884	46,441
Sunshine Bancorp, Inc.*	1,296	27,618
Sussex Bancorp (x)	716	17,721
TriCo Bancshares	3,565	125,310
TriState Capital Holdings, Inc.*	3,906	98,431
Triumph Bancorp, Inc.*	2,668	65,499
Two River Bancorp (x)	1,247	23,182
Union Bankshares, Inc.	688	32,680
United Bancorp, Inc.	833	10,204
United Bancshares, Inc. (x)	499	11,602
United Security Bancshares (x)	2,293	21,213
Unity Bancorp, Inc. (x)	1,363	23,444
Univest Corp. of Pennsylvania	4,520	135,374
Veritex Holdings, Inc.*	2,506	65,983
Washington Trust Bancorp, Inc.	2,609	134,494
WashingtonFirst Bankshares, Inc.	1,709	59,012
West Bancorp, Inc.	2,773	65,581
Xenith Bankshares, Inc.*	896	27,830

		15,422,979

Capital Markets (1.6%)
Actua Corp.*	5,323	74,788
Arlington Asset Investment Corp., Class A (x)	3,613	49,390
Ashford, Inc.*	161	7,926
B. Riley Financial, Inc.	2,393	44,390
Cowen, Inc. (x)*	4,539	73,759
Diamond Hill Investment Group, Inc.	558	111,265
Fifth Street Asset Management, Inc.	1,288	6,247
GAIN Capital Holdings, Inc.	6,478	40,358
Great Elm Capital Group, Inc.*	3,174	10,792
Greenhill & Co., Inc.	15,622	314,003
Hamilton Lane, Inc., Class A	16,858	370,708
Hennessy Advisors, Inc.	818	12,417
INTL. FCStone, Inc.*	2,662	100,517
Ladenburg Thalmann Financial Services, Inc.*	17,567	42,863
Manning & Napier, Inc.	2,840	12,354
Medley Management, Inc., Class A	1,030	6,695
National Holdings Corp.*	903	2,510
Oppenheimer Holdings, Inc., Class A	1,761	28,880
Piper Jaffray Cos.	8,393	503,161
PJT Partners, Inc., Class A	3,161	127,135
Pzena Investment Management, Inc., Class A	3,012	30,602
Safeguard Scientifics, Inc.*	3,468	41,269
Siebert Financial Corp.	368	1,454
Silvercrest Asset Management Group, Inc., Class A	1,305	17,552

Value Line, Inc.	183	$3,349
Walter Investment Management Corp. (x)*	2,961	2,804
Westwood Holdings Group, Inc.	1,428	80,953
Wins Finance Holdings, Inc. (x)*†	217	41,013
ZAIS Group Holdings, Inc. (x)*	628	1,463

		2,160,617

Consumer Finance (0.2%)
Asta Funding, Inc.*	522	4,280
Atlanticus Holdings Corp.*	1,038	2,761
Consumer Portfolio Services, Inc.*	3,444	15,670
Elevate Credit, Inc.*	2,550	20,196
Enova International, Inc.*	5,809	86,265
EZCORP, Inc., Class A*	8,749	67,367
Nicholas Financial, Inc.*	1,390	12,830
Regional Management Corp.*	1,832	43,290
World Acceptance Corp.*	1,030	77,157

		329,816

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	700	11,508
GWG Holdings, Inc.	178	1,883
Marlin Business Services Corp.	1,524	38,329
NewStar Financial, Inc.	5,396	56,658
On Deck Capital, Inc. (x)*	8,652	40,318
Tiptree, Inc.	4,326	30,498

		179,194

Insurance (0.9%)
1347 Property Insurance Holdings, Inc.*	633	5,064
Atlantic American Corp.	932	3,448
Atlas Financial Holdings, Inc.*	1,858	27,684
Baldwin & Lyons, Inc., Class B	1,600	39,200
Blue Capital Reinsurance Holdings Ltd.	1,032	18,886
Citizens, Inc. (x)*	8,164	60,250
Conifer Holdings, Inc.*	777	5,556
Crawford & Co., Class B	2,106	19,586
Donegal Group, Inc., Class A	1,474	23,437
eHealth, Inc.*	2,728	51,286
EMC Insurance Group, Inc.	1,500	41,670
Federated National Holding Co.	2,214	35,424
First Acceptance Corp.*	2,694	3,071
Hallmark Financial Services, Inc.*	2,337	26,338
HCI Group, Inc.	1,394	65,490
Health Insurance Innovations, Inc., Class A*	1,960	46,060
Heritage Insurance Holdings, Inc.	4,605	59,957
ICC Holdings, Inc.*	265	4,691
Independence Holding Co.	1,198	24,499
Investors Title Co.	255	49,327
Kingstone Cos., Inc. (x)	1,589	24,312
Kinsale Capital Group, Inc.	2,523	94,133
National Security Group, Inc. (The)	286	4,078
NI Holdings, Inc. (x)*	1,798	32,148
Oxbridge Re Holdings Ltd.	622	3,514
Patriot National, Inc. (x)*	1,898	4,024
State National Cos., Inc.	5,146	94,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Trupanion, Inc. (x)*	3,902	$87,327
Unico American Corp.*	411	3,843
United Insurance Holdings Corp.	2,980	46,875
Universal Insurance Holdings, Inc.	5,547	139,785
WMIH Corp.*	34,846	43,558

		1,189,104

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	4,759	87,090
Anworth Mortgage Asset Corp. (REIT)	16,219	97,476
Ares Commercial Real Estate Corp. (REIT)	4,867	63,709
Cherry Hill Mortgage Investment Corp. (REIT)	2,238	41,336
Dynex Capital, Inc. (REIT)	8,401	59,647
Ellington Residential Mortgage REIT (REIT) (x)	1,573	23,060
Five Oaks Investment Corp. (REIT)	2,632	12,844
Great Ajax Corp. (REIT)	2,948	41,213
Manhattan Bridge Capital, Inc. (REIT)	1,015	6,039
New York Mortgage Trust, Inc. (REIT)	18,876	117,409
Orchid Island Capital, Inc. (REIT) (x)	5,286	52,120
Owens Realty Mortgage, Inc. (REIT)	1,921	32,580
Resource Capital Corp. (REIT)	5,131	52,182
Sutherland Asset Management Corp. (REIT) (x)	2,914	43,273
Western Asset Mortgage Capital Corp. (REIT)	7,022	72,327

		802,305

Thrifts & Mortgage Finance (1.9%)
ASB Bancorp, Inc. (x)*	491	21,579
Atlantic Coast Financial Corp.*	2,456	19,623
Bancorp 34, Inc.	303	4,242
Bank Mutual Corp.	7,456	68,222
BankFinancial Corp.	2,540	37,897
Bear State Financial, Inc.	3,670	34,718
Central Federal Corp.*	2,286	4,755
Charter Financial Corp.	2,180	39,240
Citizens Community Bancorp, Inc.	855	11,953
Clifton Bancorp, Inc.	3,586	59,277
Coastway Bancorp, Inc.*	689	14,193
Dime Community Bancshares, Inc.	5,505	107,898
Eagle Bancorp Montana, Inc.	593	10,733
Elmira Savings Bank	276	5,603
Entegra Financial Corp. (x)*	1,095	24,911
Equitable Financial Corp.*	270	2,768
ESSA Bancorp, Inc.	1,559	22,948
Federal Agricultural Mortgage Corp., Class C	1,548	100,156
First Capital, Inc.	557	17,473
First Defiance Financial Corp.	1,733	91,294

First Savings Financial Group, Inc.	296	$16,206
FS Bancorp, Inc.	456	20,351
Greene County Bancorp, Inc. (x)	535	14,552
Guaranty Federal Bancshares, Inc.	618	13,102
Hamilton Bancorp, Inc.*	528	7,920
Hingham Institution for Savings	232	42,208
HMN Financial, Inc.*	595	10,680
Home Bancorp, Inc.	1,037	44,093
Home Federal Bancorp, Inc.	246	6,588
HomeStreet, Inc.*	5,088	140,810
HopFed Bancorp, Inc.	1,059	15,578
HV Bancorp, Inc.*	199	2,882
IF Bancorp, Inc.	533	10,394
Impac Mortgage Holdings, Inc. (x)*	1,870	28,293
Kentucky First Federal Bancorp	558	5,273
Lake Shore Bancorp, Inc.	364	5,784
Magyar Bancorp, Inc.*	338	4,539
Malvern Bancorp, Inc. (x)*	1,122	26,872
Meridian Bancorp, Inc.	8,309	140,422
Meta Financial Group, Inc.	1,564	139,196
MSB Financial Corp.*	816	14,321
NMI Holdings, Inc., Class A*	9,959	114,031
OceanFirst Financial Corp.	5,476	148,510
Oconee Federal Financial Corp. (x)	261	7,253
Ocwen Financial Corp. (x)*	18,455	49,644
Ottawa Bancorp, Inc.	261	3,594
Pathfinder Bancorp, Inc.	536	8,442
PB Bancorp, Inc.	823	8,724
PCSB Financial Corp.*	3,171	54,097
Poage Bankshares, Inc.	496	9,523
Provident Bancorp, Inc.*	786	17,685
Provident Financial Holdings, Inc.	1,112	21,406
Prudential Bancorp, Inc.	1,425	25,878
Randolph Bancorp, Inc.*	920	15,162
Riverview Bancorp, Inc. (x)	3,481	23,114
Sachem Capital Corp. (REIT)	519	2,465
Security National Financial Corp., Class A*	1,360	8,704
Severn Bancorp, Inc.*	1,651	12,052
SI Financial Group, Inc.	1,997	32,152
Sound Financial Bancorp, Inc.	380	11,571
Southern Missouri Bancorp, Inc.	1,043	33,647
Territorial Bancorp, Inc.	1,344	41,919
Timberland Bancorp, Inc. (x)	1,096	27,696
United Community Bancorp	614	12,034
United Community Financial Corp.	8,575	71,258
United Financial Bancorp, Inc.	8,803	146,923
Waterstone Financial, Inc.	4,466	84,184
Wayne Savings Bancshares, Inc.	428	7,481
Westbury Bancorp, Inc.*	605	12,318
Western New England Bancorp, Inc.	4,830	49,025
Wolverine Bancorp, Inc.	293	11,764
WVS Financial Corp.	134	2,157

		2,483,960

Total Financials		22,567,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (26.4%)
Biotechnology (15.3%)
Abeona Therapeutics, Inc. (x)*	4,229	$27,066
Acceleron Pharma, Inc.*	10,442	317,332
Achaogen, Inc. (x)*	57,359	1,246,410
Achillion Pharmaceuticals, Inc.*	20,425	93,751
Actinium Pharmaceuticals, Inc. (x)*	9,476	11,561
Adamas Pharmaceuticals, Inc.*	2,555	44,687
ADMA Biologics, Inc. (x)*	1,164	4,470
Advaxis, Inc. (x)*	6,370	41,341
Adverum Biotechnologies, Inc.*	5,679	14,198
Aeglea BioTherapeutics, Inc.*	1,138	4,370
Aevi Genomic Medicine, Inc.*	4,482	5,961
Agenus, Inc.*	12,912	50,486
Akebia Therapeutics, Inc.*	6,435	92,471
Albireo Pharma, Inc.*	533	10,980
Aldeyra Therapeutics, Inc.*	2,037	9,574
Altimmune, Inc.	2,146	6,867
AnaptysBio, Inc.*	932	22,303
Anavex Life Sciences Corp. (x)*	6,382	33,952
Applied Genetic Technologies Corp.*	2,681	13,673
Aptevo Therapeutics, Inc.*	3,176	6,574
AquaBounty Technologies, Inc. (x)*	320	2,563
Ardelyx, Inc.*	5,825	29,708
Arena Pharmaceuticals, Inc.*	5,591	94,320
ArQule, Inc. (x)*	10,986	13,623
Arrowhead Pharmaceuticals, Inc. (x)*	11,657	18,884
Asterias Biotherapeutics, Inc. (x)*	4,662	16,550
Atara Biotherapeutics, Inc.*	4,437	62,118
Athersys, Inc. (x)*	17,777	26,843
aTyr Pharma, Inc.*	2,926	10,095
Audentes Therapeutics, Inc. (x)*	2,656	50,809
AzurRx BioPharma, Inc.*	817	3,293
Bellicum Pharmaceuticals, Inc. (x)*	4,738	55,340
Biocept, Inc.*	4,365	5,980
BioCryst Pharmaceuticals, Inc.*	13,977	77,712
Biohaven Pharmaceutical Holding Co. Ltd.*	1,746	43,650
BioSpecifics Technologies Corp.*	988	48,916
BioTime, Inc.*	13,248	41,731
Blueprint Medicines Corp.*	23,951	1,213,597
BrainStorm Cell Therapeutics, Inc.*	2,917	12,135
Caladrius Biosciences, Inc.*	1,171	5,445
Calithera Biosciences, Inc. (x)*	64,650	960,053
Cancer Genetics, Inc. (x)*	2,676	10,570
Cara Therapeutics, Inc. (x)*	4,663	71,764
Cascadian Therapeutics, Inc.*	6,016	22,349
CASI Pharmaceuticals, Inc.*	4,449	4,671
Catabasis Pharmaceuticals, Inc. (x)*	2,484	3,527
Catalyst Pharmaceuticals, Inc. (x)*	12,436	34,323
Celldex Therapeutics, Inc. (x)*	21,092	52,097
Cellular Biomedicine Group, Inc.*	1,893	16,564

ChemoCentryx, Inc.*	4,233	$39,621
Chiasma, Inc.*	3,229	4,682
Chimerix, Inc.*	8,114	44,221
Cidara Therapeutics, Inc. (x)*	2,372	17,790
Cleveland BioLabs, Inc.*	775	2,286
Coherus Biosciences, Inc.*	27,726	397,868
Conatus Pharmaceuticals, Inc. (x)*	4,462	25,701
Concert Pharmaceuticals, Inc.*	3,124	43,580
ContraFect Corp.*	6,551	9,499
Corbus Pharmaceuticals Holdings, Inc. (x)*	7,734	48,724
Corvus Pharmaceuticals, Inc. (x)*	1,469	17,775
CTI BioPharma Corp.*	3,721	12,317
Curis, Inc.*	20,193	38,165
Cytokinetics, Inc.*	7,241	87,616
CytomX Therapeutics, Inc.*	5,059	78,415
Cytori Therapeutics, Inc.*	5,679	6,247
Dicerna Pharmaceuticals, Inc. (x)*	2,889	9,158
Diffusion Pharmaceuticals, Inc.*	965	2,248
Dimension Therapeutics, Inc.*	2,121	3,075
Dynavax Technologies Corp.*	105,266	1,015,817
Edge Therapeutics, Inc.*	3,446	35,356
Eiger BioPharmaceuticals, Inc.*	694	5,483
Eleven Biotherapeutics, Inc.*	2,745	4,310
Enanta Pharmaceuticals, Inc.*	2,712	97,578
Epizyme, Inc.*	77,267	1,166,732
Esperion Therapeutics, Inc. (x)*	19,275	892,047
Fate Therapeutics, Inc. (x)*	6,617	21,439
Five Prime Therapeutics, Inc.*	6,905	207,910
Flexion Therapeutics, Inc. (x)*	4,836	97,784
Fortress Biotech, Inc. (x)*	5,910	28,073
Foundation Medicine, Inc. (x)*	27,319	1,085,930
Galectin Therapeutics, Inc. (x)*	5,480	13,481
Gemphire Therapeutics, Inc.*	1,075	13,857
Genocea Biosciences, Inc. (x)*	4,993	26,063
Genomic Health, Inc.*	16,845	548,305
Geron Corp. (x)*	26,015	72,062
Global Blood Therapeutics, Inc.*	17,621	481,934
GlycoMimetics, Inc. (x)*	2,098	23,414
GTx, Inc.*	1,587	8,395
Heron Therapeutics, Inc. (x)*	7,935	109,900
Histogenics Corp.*	1,666	2,999
Idera Pharmaceuticals, Inc.*	18,824	32,377
Ignyta, Inc.*	8,707	90,117
Immune Design Corp.*	2,971	28,967
ImmunoGen, Inc.*	14,692	104,460
Immunomedics, Inc. (x)*	161,469	1,425,770
Infinity Pharmaceuticals, Inc.*	7,358	11,552
Inotek Pharmaceuticals Corp. (x)*	4,739	9,004
Inovio Pharmaceuticals, Inc. (x)*	11,765	92,238
Intellia Therapeutics, Inc.*	2,474	39,584
Invitae Corp. (x)*	6,782	64,836
Iovance Biotherapeutics, Inc.*	9,219	67,760
Jounce Therapeutics, Inc.*	1,164	16,331
Kadmon Holdings, Inc. (x)*	5,872	22,842
KalVista Pharmaceuticals, Inc.*	405	2,916
Karyopharm Therapeutics, Inc.*	5,895	53,350
Kindred Biosciences, Inc.*	3,648	31,373
Kura Oncology, Inc.*	2,529	23,520
La Jolla Pharmaceutical Co. (x)*	3,051	90,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Leap Therapeutics, Inc.*	563	$3,665
Loxo Oncology, Inc.*	10,040	805,108
MacroGenics, Inc.*	5,803	101,611
Madrigal Pharmaceuticals, Inc. (x)*	689	11,203
MannKind Corp. (x)*	13,504	19,041
Matinas BioPharma Holdings, Inc.*	9,221	15,583
MediciNova, Inc. (x)*	5,667	29,808
MEI Pharma, Inc.*	6,100	14,579
Merrimack Pharmaceuticals, Inc.	22,500	27,900
Minerva Neurosciences, Inc.*	4,383	38,790
Miragen Therapeutics, Inc. (x)*	1,977	25,563
Mirati Therapeutics, Inc.*	3,346	12,213
Mirna Therapeutics, Inc.*	1,632	2,758
NanoViricides, Inc. (x)*	8,270	11,165
NantKwest, Inc.*	5,326	40,424
Natera, Inc.*	5,467	59,372
Neuralstem, Inc.*	1,646	9,530
Neurotrope, Inc.*	1,296	12,144
NewLink Genetics Corp. (x)*	3,869	28,437
Nivalis Therapeutics, Inc.*	1,775	4,278
Novavax, Inc. (x)*	49,227	56,611
Novelion Therapeutics, Inc.*	2,605	24,044
Nymox Pharmaceutical Corp.*	4,983	21,925
Oncobiologics, Inc.*	2,465	2,490
Oncocyte Corp. (x)*	715	3,718
OncoMed Pharmaceuticals, Inc. (x)*	3,880	12,920
Ophthotech Corp.*	6,329	16,202
Organovo Holdings, Inc. (x)*	17,198	45,231
Otonomy, Inc.*	4,908	92,516
OvaScience, Inc.*	5,935	9,259
Ovid therapeutics, Inc.*	885	9,284
PDL BioPharma, Inc.*	27,947	69,029
Pfenex, Inc.*	3,709	14,873
Pieris Pharmaceuticals, Inc. (x)*	5,989	30,304
Progenics Pharmaceuticals, Inc.*	12,351	83,863
Protagonist Therapeutics, Inc. (x)*	1,628	18,413
Proteostasis Therapeutics, Inc. (x)*	2,875	13,455
PTC Therapeutics, Inc. (x)*	5,821	106,699
Ra Pharmaceuticals, Inc.*	2,048	38,380
Recro Pharma, Inc. (x)*	2,362	16,605
REGENXBIO, Inc.*	4,788	94,563
Regulus Therapeutics, Inc. (x)*	7,001	6,900
Repligen Corp.*	23,200	961,408
Rexahn Pharmaceuticals, Inc.*	4,348	12,435
Rigel Pharmaceuticals, Inc.*	21,566	58,875
Sangamo Therapeutics, Inc.*	12,454	109,595
Savara, Inc.*	2,671	15,705
Selecta Biosciences, Inc.*	2,035	40,415
Seres Therapeutics, Inc.*	3,574	40,386
Sophiris Bio, Inc.*	4,985	10,967
Sorrento Therapeutics, Inc. (x)*	8,354	16,708
Spark Therapeutics, Inc.*	8,533	509,761
Spectrum Pharmaceuticals, Inc.*	13,585	101,208
Spring Bank Pharmaceuticals, Inc.*	1,344	18,198
Stemline Therapeutics, Inc.*	3,930	36,156

Strongbridge Biopharma plc*	3,816	$27,284
Sunesis Pharmaceuticals, Inc.*	3,356	9,061
Syndax Pharmaceuticals, Inc.*	1,543	21,556
Synergy Pharmaceuticals, Inc. (x)*	39,561	176,046
Syros Pharmaceuticals, Inc.*	2,170	34,915
T2 Biosystems, Inc.*	3,526	11,318
TapImmune, Inc.*	925	3,608
TG Therapeutics, Inc. (x)*	8,456	84,983
Tocagen, Inc. (x)*	1,463	17,600
Tonix Pharmaceuticals Holding Corp. (x)*	1,298	5,620
Tracon Pharmaceuticals, Inc.*	1,891	4,538
Trevena, Inc.*	9,525	21,908
uniQure NV*	3,056	18,917
Vanda Pharmaceuticals, Inc.*	7,686	125,282
VBI Vaccines, Inc.*	3,650	15,878
Veracyte, Inc.*	4,121	34,328
Verastem, Inc.*	6,051	13,191
Vericel Corp.*	5,878	19,397
Versartis, Inc.*	44,057	768,795
Vital Therapies, Inc.*	5,467	15,854
Voyager Therapeutics, Inc.*	2,543	22,785
vTv Therapeutics, Inc., Class A*	1,328	6,600
XBiotech, Inc. (x)*	3,381	15,891
Xencor, Inc.*	43,447	917,166
XOMA Corp.*	1,047	7,319
Zafgen, Inc.*	3,963	13,910

		20,528,962

Health Care Equipment & Supplies (5.3%)
Accuray, Inc.*	14,229	67,588
AngioDynamics, Inc.*	6,367	103,209
Anika Therapeutics, Inc.*	2,514	124,041
Antares Pharma, Inc. (x)*	25,051	80,664
Apollo Endosurgery, Inc.*	195	1,562
AtriCure, Inc.*	5,530	134,103
AxoGen, Inc.*	4,750	79,563
Bellerophon Therapeutics, Inc.*	3,340	4,476
Biolase, Inc.*	6,170	5,985
Bovie Medical Corp.*	4,991	12,328
Cerus Corp. (x)*	18,013	45,213
Cesca Therapeutics, Inc.*	390	1,229
Chembio Diagnostics, Inc. (x)*	1,856	11,229
Cogentix Medical, Inc.*	3,969	6,906
ConforMIS, Inc.*	7,000	30,030
Corindus Vascular Robotics, Inc. (x)*	14,642	27,234
CryoLife, Inc.*	5,612	111,959
CryoPort, Inc.*	3,833	18,858
Cutera, Inc.*	2,305	59,700
CytoSorbents Corp. (x)*	4,660	20,038
Ekso Bionics Holdings, Inc. (x)*	4,384	10,171
Electromed, Inc.*	1,066	5,895
Entellus Medical, Inc.*	2,116	35,041
EnteroMedics, Inc.*	1,247	6,235
Exactech, Inc.*	1,863	55,517
FONAR Corp.*	1,049	29,110
GenMark Diagnostics, Inc.*	7,642	90,405
Glaukos Corp.*	15,511	643,240
Invacare Corp.	5,480	72,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

InVivo Therapeutics Holdings Corp. (x)*	5,545	$14,972
Invuity, Inc.*	2,650	19,213
iRadimed Corp. (x)*	705	6,063
iRhythm Technologies, Inc.*	41,835	1,777,568
IRIDEX Corp. (x)*	1,589	15,715
Kewaunee Scientific Corp.	362	9,032
Lantheus Holdings, Inc.*	4,555	80,396
LeMaitre Vascular, Inc.	2,585	80,704
MGC Diagnostics Corp.	531	4,503
Milestone Scientific, Inc.*	3,352	5,028
Misonix, Inc. (x)*	1,243	11,995
Nuvectra Corp.*	1,767	23,466
Obalon Therapeutics, Inc. (x)*	1,485	14,716
OraSure Technologies, Inc.*	9,896	170,805
Orthofix International NV*	3,010	139,905
Oxford Immunotec Global plc*	3,929	66,086
Presbia plc (x)*	988	2,253
Pulse Biosciences, Inc. (x)*	1,591	54,937
Quotient Ltd.*	4,655	34,261
Retractable Technologies, Inc.*	2,114	2,706
Rockwell Medical, Inc. (x)*	8,376	66,422
RTI Surgical, Inc.*	9,589	56,096
SeaSpine Holdings Corp.*	1,549	17,844
Second Sight Medical Products, Inc. (x)*	4,226	5,325
Senseonics Holdings, Inc. (x)*	8,541	15,374
Sientra, Inc.*	2,452	23,833
Spectranetics Corp. (The)*	22,498	863,922
STAAR Surgical Co.*	7,147	77,188
Surmodics, Inc.*	2,280	64,182
Tactile Systems Technology, Inc. (x)*	46,227	1,321,167
Utah Medical Products, Inc.	596	43,150
Valeritas Holdings, Inc.*	299	2,048
Vermillion, Inc. (x)*	4,885	8,988
ViewRay, Inc. (x)*	5,105	33,029
Viveve Medical, Inc.*	2,618	18,797
Zosano Pharma Corp.*	6,886	9,709

		7,055,263

Health Care Providers & Services (2.0%)
AAC Holdings, Inc. (x)*	2,056	14,248
Aceto Corp.	5,156	79,660
Addus HomeCare Corp.*	1,306	48,583
Alliance HealthCare Services, Inc.*	887	11,797
Almost Family, Inc.*	2,230	137,480
American Renal Associates Holdings, Inc.*	1,702	31,572
Auxilio, Inc.*	1,278	5,828
BioScrip, Inc. (x)*	18,409	49,980
BioTelemetry, Inc.*	4,910	164,240
Capital Senior Living Corp.*	4,308	65,525
Catasys, Inc.*	335	1,531
Civitas Solutions, Inc.*	2,818	49,315
Cross Country Healthcare, Inc.*	6,184	79,835
Digirad Corp.	3,218	13,033
Diversicare Healthcare Services, Inc.	719	6,744
Five Star Senior Living, Inc.*	4,585	6,878
Fulgent Genetics, Inc. (x)*	956	6,109

Genesis Healthcare, Inc.*	6,684	$11,630
InfuSystem Holdings, Inc.*	3,392	6,106
Joint Corp. (The)*	1,829	6,950
Landauer, Inc.	1,593	83,314
National Research Corp., Class A	1,652	44,439
Nobilis Health Corp. (x)*	9,741	18,508
PharMerica Corp.*	5,217	136,946
Providence Service Corp. (The)*	2,025	102,485
Psychemedics Corp.	895	22,330
Quorum Health Corp.*	5,108	21,198
R1 RCM, Inc. (x)*	17,498	65,618
RadNet, Inc.*	6,501	50,383
Sharps Compliance Corp.*	2,232	9,441
Tivity Health, Inc.*	27,540	1,097,468
Triple-S Management Corp., Class B*	4,094	69,230
US Physical Therapy, Inc.	2,113	127,625

		2,646,029

Health Care Technology (0.3%)
Castlight Health, Inc., Class B (x)*	11,196	46,463
Computer Programs & Systems, Inc. (x)	1,957	64,190
HealthStream, Inc.*	4,496	118,335
HTG Molecular Diagnostics, Inc. (x)*	602	1,601
Icad, Inc.*	2,396	10,039
NantHealth, Inc. (x)*	2,829	11,967
Simulations Plus, Inc. (x)	1,930	23,836
Tabula Rasa HealthCare, Inc.*	1,641	24,697
Vocera Communications, Inc.*	4,873	128,744

		429,872

Life Sciences Tools & Services (0.5%)
Albany Molecular Research, Inc.*	4,526	98,214
ChromaDex Corp. (x)*	6,036	23,058
Enzo Biochem, Inc.*	7,206	79,554
Fluidigm Corp.*	5,156	20,830
Harvard Bioscience, Inc.*	5,654	14,418
NanoString Technologies, Inc.*	3,079	50,927
NeoGenomics, Inc.*	9,753	87,387
Pacific Biosciences of California, Inc. (x)*	85,287	303,621
pSivida Corp.*	6,666	11,399

		689,408

Pharmaceuticals (3.0%)
AcelRx Pharmaceuticals, Inc. (x)*	6,083	13,078
Aclaris Therapeutics, Inc. (x)*	3,509	95,164
Adamis Pharmaceuticals Corp. (x)*	4,571	23,769
Agile Therapeutics, Inc.*	2,779	10,421
Alimera Sciences, Inc. (x)*	7,805	10,849
Amphastar Pharmaceuticals, Inc.*	6,336	113,161
ANI Pharmaceuticals, Inc.*	1,405	65,754
Aratana Therapeutics, Inc. (x)*	7,079	51,181
Assembly Biosciences, Inc.*	2,473	51,067
Axsome Therapeutics, Inc. (x)*	2,682	14,751
BioDelivery Sciences International, Inc. (x)*	9,313	26,076
Cempra, Inc.*	8,345	38,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Clearside Biomedical, Inc. (x)*	3,603	$32,823
Collegium Pharmaceutical, Inc. (x)*	3,954	49,465
Corcept Therapeutics, Inc.*	67,756	799,520
Corium International, Inc. (x)*	3,461	25,819
Cumberland Pharmaceuticals, Inc.*	1,761	12,450
Cymabay Therapeutics, Inc.*	4,727	27,228
Durect Corp.*	23,825	37,167
Egalet Corp. (x)*	3,696	8,760
Endocyte, Inc. (x)*	7,181	10,772
Evoke Pharma, Inc.*	2,252	5,765
Flex Pharma, Inc.*	1,851	7,126
Heska Corp.*	1,125	114,829
Imprimis Pharmaceuticals, Inc.*	3,047	9,750
Intersect ENT, Inc.*	44,813	1,252,522
Intra-Cellular Therapies, Inc.*	5,886	73,104
Juniper Pharmaceuticals, Inc.*	1,848	9,332
KemPharm, Inc.*	2,049	8,196
Lipocine, Inc. (x)*	2,881	11,582
MyoKardia, Inc.*	3,015	39,497
Neos Therapeutics, Inc. (x)*	3,366	24,572
NovaBay Pharmaceuticals, Inc.*	679	2,614
Novan, Inc.*	2,057	8,290
Novus Therapeutics, Inc.*	515	3,013
Ocera Therapeutics, Inc.*	4,079	4,732
Ocular Therapeutix, Inc. (x)*	3,936	36,487
Omeros Corp. (x)*	7,267	144,650
Orexigen Therapeutics, Inc.*	1,308	3,793
Pain Therapeutics, Inc.*	1	4
Paratek Pharmaceuticals, Inc.*	4,112	99,099
Pernix Therapeutics Holdings, Inc.*	1,816	7,300
PLx Pharma, Inc.*	975	5,996
ProPhase Labs, Inc.*	708	1,480
Pulmatrix, Inc. (x)*	2,320	5,591
Reata Pharmaceuticals, Inc., Class A*	1,480	46,827
Revance Therapeutics, Inc. (x)*	3,904	103,066
SciClone Pharmaceuticals, Inc.*	9,098	100,078
SCYNEXIS, Inc. (x)*	4,073	7,291
Senestech, Inc. (x)*	300	1,782
Sucampo Pharmaceuticals, Inc., Class A*	4,241	44,531
Teligent, Inc.*	7,185	65,743
Tetraphase Pharmaceuticals, Inc.*	6,597	47,037
Titan Pharmaceuticals, Inc.*	3,653	6,941
VIVUS, Inc.*	18,355	22,393
WaVe Life Sciences Ltd. (x)*	2,066	38,428
Zogenix, Inc.*	4,321	62,655
Zynerba Pharmaceuticals, Inc. (x)*	1,990	33,770

		3,977,528

Total Health Care		35,327,062

Industrials (11.7%)
Aerospace & Defense (0.5%)
Aerovironment, Inc.*	3,609	137,864
Arotech Corp.*	4,321	15,340
CPI Aerostructures, Inc.*	1,390	13,066
Ducommun, Inc.*	1,847	58,328

Innovative Solutions & Support, Inc.*	2,181	$9,596
KeyW Holding Corp. (The) (x)*	8,435	78,867
Kratos Defense & Security Solutions, Inc.*	12,494	148,304
National Presto Industries, Inc.	867	95,804
SIFCO Industries, Inc.*	440	2,926
Sparton Corp.*	1,704	37,471
Vectrus, Inc.*	1,920	62,054

		659,620

Air Freight & Logistics (1.1%)
Air T, Inc.*	163	3,456
Air Transport Services Group, Inc.*	58,366	1,271,211
Echo Global Logistics, Inc.*	4,828	96,077
Park-Ohio Holdings Corp.	1,549	59,017
Radiant Logistics, Inc.*	6,626	35,648

		1,465,409

Building Products (1.8%)
Alpha Pro Tech Ltd.*	2,222	6,555
Armstrong Flooring, Inc.*	4,111	73,875
Builders FirstSource, Inc.*	40,220	616,170
Continental Materials Corp.*	108	2,063
CSW Industrials, Inc.*	2,548	98,480
Insteel Industries, Inc.	3,198	105,438
NCI Building Systems, Inc.*	20,201	337,357
Patrick Industries, Inc.*	13,520	984,931
PGT Innovations, Inc.*	8,521	109,069
Quanex Building Products Corp.	6,064	128,254
Tecogen, Inc. (x)*	2,637	8,781

		2,470,973

Commercial Services & Supplies (0.9%)
Acme United Corp.	385	11,011
AMREP Corp.*	671	4,549
Aqua Metals, Inc. (x)*	2,911	36,533
ARC Document Solutions, Inc.*	7,052	29,336
Casella Waste Systems, Inc., Class A*	6,812	111,785
CECO Environmental Corp.	5,250	48,195
Cemtrex, Inc.	1,146	4,126
Cenveo, Inc.*	1,293	7,876
CompX International, Inc.	297	4,529
Ecology and Environment, Inc., Class A	414	5,237
Ennis, Inc.	4,353	83,142
Heritage-Crystal Clean, Inc.*	2,473	39,321
Hudson Technologies, Inc.*	6,403	54,105
InnerWorkings, Inc.*	7,877	91,373
Intersections, Inc.*	1,472	6,918
Kimball International, Inc., Class B	6,324	105,548
NL Industries, Inc.*	1,456	10,265
Odyssey Marine Exploration, Inc.*	1,191	4,300
Performant Financial Corp.*	6,209	12,977
Perma-Fix Environmental Services*	1,976	7,311
Quest Resource Holding Corp.*	1,041	2,561
SP Plus Corp.*	3,040	92,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Team, Inc.*	5,115	$119,947
Viad Corp.	3,529	166,745
Virco Manufacturing Corp.*	2,214	11,845
VSE Corp.	1,513	68,055

		1,140,462

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	3,336	25,687
Goldfield Corp. (The)*	4,248	23,364
Great Lakes Dredge & Dock Corp.*	10,172	43,740
HC2 Holdings, Inc.*	7,075	41,601
IES Holdings, Inc.*	1,551	28,151
Layne Christensen Co.*	3,152	27,706
Limbach Holdings, Inc.*	574	6,882
MYR Group, Inc.*	2,808	87,104
Northwest Pipe Co.*	1,646	26,764
NV5 Global, Inc.*	49,285	2,094,613
Orion Group Holdings, Inc.*	4,798	35,841
Sterling Construction Co., Inc.*	4,548	59,442

		2,500,895

Electrical Equipment (1.1%)
Allied Motion Technologies, Inc.	1,158	31,521
American Superconductor Corp. (x)*	2,820	13,028
Babcock & Wilcox Enterprises, Inc.*	8,553	100,583
Broadwind Energy, Inc.*	2,493	12,565
Energous Corp. (x)*	3,285	53,414
Energy Focus, Inc. (x)*	1,790	4,708
Enphase Energy, Inc. (x)*	12,976	11,224
Espey Manufacturing & Electronics Corp.	301	6,748
FuelCell Energy, Inc. (x)*	9,467	11,739
Ideal Power, Inc. (x)*	2,206	4,633
LSI Industries, Inc.	4,227	38,254
Orion Energy Systems, Inc.*	4,754	6,085
Pioneer Power Solutions, Inc.*	679	4,549
Plug Power, Inc. (x)*	39,007	79,574
Polar Power, Inc.*	672	3,568
Powell Industries, Inc.	1,526	48,817
Preformed Line Products Co.	536	24,881
Revolution Lighting Technologies, Inc. (x)*	2,157	14,215
Sunrun, Inc. (x)*	14,961	106,523
TPI Composites, Inc.*	43,238	799,039
Ultralife Corp. (x)*	1,750	12,600
Vicor Corp.*	2,917	52,214
Vivint Solar, Inc. (x)*	4,536	26,536

		1,467,018

Machinery (2.7%)
Alamo Group, Inc.	1,650	149,837
ARC Group Worldwide, Inc.*	1,761	5,107
ASV Holdings, Inc.*	677	5,518
Blue Bird Corp.*	1,282	21,794
Columbus McKinnon Corp.	3,380	85,920
Commercial Vehicle Group, Inc.*	4,424	37,383
DMC Global, Inc.	2,475	32,423
Douglas Dynamics, Inc.	3,846	126,533
Eastern Co. (The)	981	29,479

Energy Recovery, Inc. (x)*	6,405	$53,097
ExOne Co. (The) (x)*	1,955	22,385
FreightCar America, Inc.	2,115	36,780
Gencor Industries, Inc.*	1,421	23,020
Global Brass & Copper Holdings, Inc.	3,795	115,937
Graham Corp.	1,694	33,304
Hardinge, Inc.	2,039	25,324
Hurco Cos., Inc.	1,090	37,878
Jason Industries, Inc.*	3,889	5,017
Kadant, Inc.	1,900	142,880
Key Technology, Inc.*	801	11,014
Kornit Digital Ltd. (x)*	53,047	1,026,459
LB Foster Co., Class A	1,463	31,381
LS Starrett Co. (The), Class A	950	8,170
Lydall, Inc.*	2,928	151,378
Manitex International, Inc. (x)*	2,587	18,057
Miller Industries, Inc.	1,923	47,787
NN, Inc.	40,803	1,120,043
Omega Flex, Inc.	516	33,230
Perma-Pipe International Holdings, Inc.*	1,255	10,040
Spartan Motors, Inc.	5,957	52,719
Supreme Industries, Inc., Class A	2,449	40,286
Taylor Devices, Inc.*	584	7,802
Titan International, Inc.	8,715	104,667
Twin Disc, Inc.*	1,478	23,855
Xerium Technologies, Inc.*	2,086	14,998

		3,691,502

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	6,740	31,880
Genco Shipping & Trading Ltd.*	1,345	12,737
Navios Maritime Holdings, Inc.*	15,317	20,984
Pangaea Logistics Solutions Ltd.*	867	2,471
Safe Bulkers, Inc.*	8,425	19,293
Scorpio Bulkers, Inc.*	10,245	72,740

		160,105

Professional Services (0.7%)
Acacia Research Corp.*	7,785	31,919
Barrett Business Services, Inc.	1,237	70,868
BG Staffing, Inc.	1,212	21,065
CBIZ, Inc.*	8,926	133,890
CDI Corp.*	2,444	14,297
Cogint, Inc. (x)*	3,511	17,731
CRA International, Inc.	1,465	53,209
DLH Holdings Corp.*	675	3,638
Franklin Covey Co.*	1,704	32,887
GEE Group, Inc. (x)*	1,050	5,429
GP Strategies Corp.*	2,196	57,974
Heidrick & Struggles International, Inc.	3,203	69,665
Hill International, Inc.*	6,021	31,309
Hudson Global, Inc.*	4,544	6,089
Kelly Services, Inc., Class A	5,327	119,591
Kforce, Inc.	4,100	80,360
Luna Innovations, Inc.*	4,647	7,017
Mastech Digital, Inc.*	339	2,197
Mistras Group, Inc.*	3,051	67,030
Pendrell Corp.*	2,044	14,778
RCM Technologies, Inc.*	1,412	7,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Resources Connection, Inc.	4,963	$67,993
root9B Holdings, Inc.*	612	5,477
Volt Information Sciences, Inc.*	1,809	7,146
Willdan Group, Inc. (x)*	1,324	40,448

		969,138

Road & Rail (0.3%)
ArcBest Corp.	4,513	92,967
Celadon Group, Inc. (x)	4,970	15,656
Covenant Transportation Group, Inc., Class A*	2,073	36,340
Daseke, Inc.*	3,529	39,278
PAM Transportation Services, Inc.*	406	7,694
Patriot Transportation Holding, Inc.*	424	7,577
Roadrunner Transportation Systems, Inc.*	5,421	39,411
Universal Logistics Holdings, Inc.	1,461	21,915
USA Truck, Inc.*	1,356	11,743
YRC Worldwide, Inc.*	5,808	64,584

		337,165

Trading Companies & Distributors (0.6%)
BlueLinx Holdings, Inc.*	781	8,521
CAI International, Inc.*	2,704	63,813
DXP Enterprises, Inc.*	13,257	457,366
EnviroStar, Inc. (x)	613	16,582
Foundation Building Materials, Inc.*	2,317	29,797
General Finance Corp.*	1,743	8,976
Houston Wire & Cable Co.	2,898	15,215
Huttig Building Products, Inc. (x)*	4,237	29,701
Lawson Products, Inc.*	1,131	25,052
Neff Corp., Class A*	1,442	27,398
Real Industry, Inc.*	5,034	14,599
Titan Machinery, Inc.*	3,238	58,219
Transcat, Inc.*	1,172	14,240
Willis Lease Finance Corp.*	623	16,653

		786,132

Transportation Infrastructure (0.0%)
Sino-Global Shipping America Ltd.*	1,009	2,855

Total Industrials		15,651,274

Information Technology (19.1%)
Communications Equipment (1.9%)
Aerohive Networks, Inc.*	5,505	27,525
Applied Optoelectronics, Inc. (x)*	21,375	1,320,760
Aviat Networks, Inc.*	779	13,555
Black Box Corp.	2,629	22,478
CalAmp Corp.*	6,057	123,139
Calix, Inc.*	7,509	51,437
Clearfield, Inc.*	2,042	26,954
ClearOne, Inc.	1,035	9,781
Communications Systems, Inc.	1,291	5,590
Comtech Telecommunications Corp.	4,013	76,127
DASAN Zhone Solutions, Inc.*	1,187	7,122

Digi International, Inc.*	4,625	$46,944
EMCORE Corp.	4,295	45,742
Harmonic, Inc.*	13,844	72,681
Inseego Corp.*	7,553	9,441
KVH Industries, Inc.*	2,722	25,859
Lantronix, Inc.*	1,410	3,440
MRV Communications, Inc.*	807	7,949
Network-1 Technologies, Inc.	2,367	10,060
Oclaro, Inc. (x)*	35,849	334,830
ParkerVision, Inc. (x)*	3,083	5,519
PC-Tel, Inc.	2,917	20,652
Quantenna Communications, Inc. (x)*	3,686	70,034
RELM Wireless Corp.	1,523	5,787
Resonant, Inc. (x)*	1,812	8,027
ShoreTel, Inc.*	11,941	69,258
Sonus Networks, Inc.*	8,296	61,722
TESSCO Technologies, Inc.	1,078	14,337

		2,496,750

Electronic Equipment, Instruments & Components (2.6%)
Airgain, Inc.*	1,280	18,150
Akoustis Technologies, Inc. (x)*	1,508	13,180
Applied DNA Sciences, Inc. (x)*	3,719	6,545
Bel Fuse, Inc., Class B	1,686	41,644
ClearSign Combustion Corp. (x)*	2,608	9,910
Control4 Corp.*	100,050	1,961,982
CTS Corp.	5,575	120,420
CUI Global, Inc. (x)*	3,541	13,597
Daktronics, Inc.	6,215	59,850
Data I/O Corp.*	1,350	10,733
Electro Scientific Industries, Inc.*	5,501	45,328
eMagin Corp.*	3,419	8,377
Fabrinet*	7,731	329,804
FARO Technologies, Inc.*	2,889	109,204
Frequency Electronics, Inc.*	1,025	9,779
ID Systems, Inc. (x)*	1,715	10,513
Identiv, Inc.*	1,733	9,098
IEC Electronics Corp.*	1,794	6,458
Intellicheck, Inc.*	1,832	7,108
Interlink Electronics, Inc.*	196	1,666
IntriCon Corp.*	1,076	8,608
Iteris, Inc.*	4,123	25,645
KEMET Corp.*	7,981	102,157
Key Tronic Corp.*	1,807	12,794
Kimball Electronics, Inc.*	4,632	83,608
LightPath Technologies, Inc., Class A (x)*	4,101	11,073
LRAD Corp.*	5,758	9,731
Maxwell Technologies, Inc.*	6,330	37,917
Mesa Laboratories, Inc.	557	79,824
MicroVision, Inc. (x)*	11,852	25,126
Napco Security Technologies, Inc.*	2,048	19,251
Neonode, Inc. (x)*	7,303	7,887
Netlist, Inc. (x)*	9,767	9,962
PAR Technology Corp.*	1,943	16,574
Park Electrochemical Corp.	3,359	61,873
PC Connection, Inc.	2,020	54,661
PCM, Inc. (x)*	1,769	33,169
Perceptron, Inc.*	1,394	10,148
Radisys Corp.*	6,425	24,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Research Frontiers, Inc. (x)*	3,320	$4,283
Richardson Electronics Ltd.	1,884	11,247
Systemax, Inc.	2,011	37,807
Vishay Precision Group, Inc.*	1,796	31,071
Wayside Technology Group, Inc.	682	13,197
Wireless Telecom Group, Inc.*	3,057	4,891

		3,530,008

Internet Software & Services (6.1%)
Alarm.com Holdings, Inc.*	18,686	703,154
Alteryx, Inc., Class A (x)*	39,600	772,992
Amber Road, Inc.*	3,504	30,029
Angie’s List, Inc.*	7,053	90,208
Appfolio, Inc., Class A*	1,384	45,118
Apptio, Inc., Class A*	3,103	53,837
ARI Network Services, Inc.*	2,875	20,269
Autobytel, Inc.*	1,400	17,654
Bazaarvoice, Inc.*	14,568	72,112
Blucora, Inc.*	7,220	153,064
Brightcove, Inc.*	5,940	36,828
Carbonite, Inc.*	4,317	94,111
Care.com, Inc.*	84,115	1,270,136
ChannelAdvisor Corp.*	4,427	51,132
Covisint Corp.*	7,055	17,285
Determine, Inc.*	1,352	3,596
DHI Group, Inc.*	8,526	24,299
eGain Corp.*	3,048	5,182
Five9, Inc.*	77,299	1,663,473
Global Sources Ltd.*	1,352	27,040
Instructure, Inc.*	33,942	1,001,288
Internap Corp.*	13,933	51,134
Inuvo, Inc.*	4,633	4,726
iPass, Inc.*	11,293	14,907
Issuer Direct Corp.	236	3,056
Leaf Group Ltd.*	2,131	16,622
Limelight Networks, Inc.*	12,910	37,310
Liquidity Services, Inc.*	4,477	28,429
LivePerson, Inc.*	9,466	104,126
Marchex, Inc., Class B*	5,809	17,311
Marin Software, Inc.*	5,579	7,253
MaxPoint Interactive, Inc. (x)*	509	3,762
Meet Group, Inc. (The) (x)*	11,793	59,555
Mimecast Ltd.*	29,128	780,047
MINDBODY, Inc., Class A*	12,293	334,370
Numerex Corp., Class A*	2,406	11,862
Ominto, Inc. (x)*	2,218	33,825
Professional Diversity Network, Inc.*	224	1,541
QuinStreet, Inc.*	6,376	26,588
Reis, Inc.	1,571	33,384
Remark Holdings, Inc. (x)*	2,750	7,700
Rightside Group Ltd.*	1,961	20,826
Rocket Fuel, Inc. (x)*	6,203	17,058
SharpSpring, Inc.*	893	4,045
Spark Networks, Inc.*	2,438	2,340
Support.com, Inc.*	2,635	6,166
Synacor, Inc. (x)*	5,767	21,050
TechTarget, Inc.*	3,429	35,559
Travelzoo*	1,076	11,782
Tremor Video, Inc.*	6,262	15,592
Tucows, Inc., Class A (x)*	1,572	84,102
Veritone, Inc.*	459	5,375

Xactly Corp.*	4,529	$70,879
XO Group, Inc.*	4,310	75,942
YuMe, Inc.	4,137	19,444

		8,120,475

IT Services (0.7%)
ALJ Regional Holdings, Inc.*	3,228	10,330
CardConnect Corp. (x)*	2,684	40,394
Cass Information Systems, Inc.	1,895	124,389
Computer Task Group, Inc.	2,607	14,573
CSP, Inc.	614	6,601
Edgewater Technology, Inc.*	1,957	13,366
Everi Holdings, Inc.*	11,120	80,954
Forrester Research, Inc.	1,746	68,356
Hackett Group, Inc. (The)	4,178	64,759
Information Services Group, Inc.*	5,729	23,546
Innodata, Inc. (x)*	4,323	7,565
JetPay Corp. (x)*	1,559	3,430
Mattersight Corp.*	3,937	10,039
ModusLink Global Solutions, Inc.*	6,607	11,298
MoneyGram International, Inc.*	5,105	88,061
NCI, Inc., Class A*	1,209	25,510
Perficient, Inc.*	6,058	112,921
PFSweb, Inc.*	2,675	22,096
Planet Payment, Inc.*	7,358	24,281
PRGX Global, Inc.*	3,598	23,387
ServiceSource International, Inc.*	13,221	51,297
StarTek, Inc.*	1,806	22,105
Unisys Corp. (x)*	8,809	112,755

		962,013

Semiconductors & Semiconductor Equipment (3.1%)
Adesto Technologies Corp.*	1,911	8,695
Aehr Test Systems*	3,010	11,288
Alpha & Omega Semiconductor Ltd.*	3,245	54,094
Amtech Systems, Inc.*	1,794	15,141
Atomera, Inc.*	531	2,289
Axcelis Technologies, Inc.*	5,246	109,904
AXT, Inc.*	6,509	41,332
CEVA, Inc.*	33,278	1,512,484
Cohu, Inc.	4,694	73,884
CVD Equipment Corp. (x)*	980	10,849
CyberOptics Corp. (x)*	1,210	24,987
DSP Group, Inc.*	3,809	44,184
Everspin Technologies, Inc. (x)*	1,223	24,436
FormFactor, Inc.*	12,553	155,657
GSI Technology, Inc. (x)*	2,491	19,579
Ichor Holdings Ltd.*	2,059	41,509
Impinj, Inc. (x)*	15,588	758,355
inTEST Corp.*	1,270	8,509
IXYS Corp.*	4,364	71,788
Kopin Corp.*	10,843	40,228
MaxLinear, Inc.*	12,261	341,959
Nanometrics, Inc.*	4,209	106,446
NeoPhotonics Corp. (x)*	5,653	43,641
NVE Corp.	824	63,448
PDF Solutions, Inc.*	4,878	80,243
Photronics, Inc.*	11,653	109,538
Pixelworks, Inc. (x)*	4,994	22,922
QuickLogic Corp. (x)*	13,779	20,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Rudolph Technologies, Inc.*	5,454	$124,624
Sevcon, Inc.*	433	5,802
Sigma Designs, Inc.*	6,522	38,154
Sunworks, Inc. (x)*	3,482	6,094
Ultra Clean Holdings, Inc.*	5,749	107,794
Xcerra Corp.*	9,376	91,604

		4,191,578

Software (4.5%)
8x8, Inc.*	24,767	360,360
A10 Networks, Inc.*	8,567	72,305
Agilysys, Inc.*	2,638	26,697
American Software, Inc., Class A	4,593	47,262
Appian Corp. (x)*	53,407	969,337
Asure Software, Inc.*	1,175	17,167
Aware, Inc.*	2,595	13,364
BSQUARE Corp.*	2,028	11,357
Datawatch Corp.*	1,781	16,563
Digiliti Money Group, Inc.*	1,565	4,977
Digimarc Corp.*	1,731	69,500
Digital Turbine, Inc. (x)*	11,333	11,673
EnerNOC, Inc.*	4,737	36,712
Everbridge, Inc.*	60,931	1,484,280
Evolving Systems, Inc.*	1,655	8,523
Exa Corp.*	2,421	33,410
Finjan Holdings, Inc.*	1,118	3,667
FORM Holdings Corp.*	2,053	3,387
GlobalSCAPE, Inc.	2,274	12,029
Glu Mobile, Inc.*	18,250	45,625
GSE Systems, Inc.*	2,666	7,865
Guidance Software, Inc.*	3,940	26,043
Inspired Entertainment, Inc.*	683	8,879
Majesco*	1,017	5,014
Materialise NV (ADR)*	36,232	430,074
Mind CTI Ltd.	2,850	7,125
Mitek Systems, Inc.*	5,401	45,368
MobileIron, Inc.*	9,543	57,735
Model N, Inc.*	4,063	54,038
NetSol Technologies, Inc.*	1,778	7,023
Park City Group, Inc. (x)*	2,309	28,054
PolarityTE, Inc.*	717	16,570
PROS Holdings, Inc.*	4,584	125,556
QAD, Inc., Class A	1,708	54,741
RealNetworks, Inc.*	4,080	17,666
Rosetta Stone, Inc.*	2,962	31,930
Rubicon Project, Inc. (The)*	7,788	40,030
Seachange International, Inc.*	6,043	16,074
Silver Spring Networks, Inc.*	7,299	82,333
SITO Mobile Ltd.*	2,966	11,004
Talend SA (ADR) (x)*	37,665	1,309,989
Telenav, Inc.*	5,327	43,149
Upland Software, Inc. (x)*	1,267	27,861
Varonis Systems, Inc.*	3,339	124,211
VASCO Data Security International, Inc.*	5,283	75,811
VirnetX Holding Corp. (x)*	8,933	40,645
Workiva, Inc.*	4,333	82,544
Zix Corp.*	9,353	53,219

		6,078,746

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.	933	12,222

Avid Technology, Inc.*	5,888	$30,971
Concurrent Computer Corp.	1,547	10,427
CPI Card Group, Inc.	3,625	10,331
Eastman Kodak Co.*	2,931	26,672
Immersion Corp.*	5,074	46,072
Intevac, Inc.*	3,395	37,685
Quantum Corp.*	4,904	38,300
TransAct Technologies, Inc.	1,303	11,076
USA Technologies, Inc. (x)*	6,806	35,391

		259,147

Total Information Technology		25,638,717

Materials (3.0%)
Chemicals (1.4%)
AgroFresh Solutions, Inc.*	3,909	28,067
American Vanguard Corp.	5,037	86,888
Codexis, Inc.*	7,063	38,493
Core Molding Technologies, Inc.*	1,300	28,093
Ferro Corp.*	46,739	854,856
Flotek Industries, Inc.*	9,707	86,781
FutureFuel Corp.	4,387	66,200
Hawkins, Inc.	1,686	78,146
Intrepid Potash, Inc. (x)*	16,401	37,066
KMG Chemicals, Inc.	1,612	78,456
Koppers Holdings, Inc.*	3,623	130,971
LSB Industries, Inc. (x)*	3,818	39,440
Marrone Bio Innovations, Inc. (x)*	4,518	5,828
Northern Technologies International Corp.*	626	9,985
OMNOVA Solutions, Inc.*	7,602	74,120
Rayonier Advanced Materials, Inc.	7,520	118,214
Trecora Resources*	3,477	39,116
Tredegar Corp.	4,510	68,778

		1,869,498

Construction Materials (0.7%)
United States Lime & Minerals, Inc.	339	26,601
US Concrete, Inc. (x)*	10,986	862,951

		889,552

Containers & Packaging (0.1%)
Myers Industries, Inc.	4,040	72,518
UFP Technologies, Inc.*	1,154	32,658

		105,176

Metals & Mining (0.8%)
Ampco-Pittsburgh Corp.	1,541	22,730
Friedman Industries, Inc.	1,307	7,424
Gold Resource Corp.	9,225	37,638
Handy & Harman Ltd.*	512	16,077
Haynes International, Inc.	2,170	78,793
Klondex Mines Ltd. (x)*	30,698	103,452
Olympic Steel, Inc.	1,624	31,636
Pershing Gold Corp. (x)*	2,897	8,083
Ramaco Resources, Inc. (x)*	1,036	6,268
Ryerson Holding Corp.*	38,074	376,932
Schnitzer Steel Industries, Inc., Class A	4,633	116,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

SunCoke Energy, Inc.*	11,297	$123,136
Synalloy Corp.*	1,469	16,673
TimkenSteel Corp.*	6,936	106,606
Universal Stainless & Alloy Products, Inc. (x)*	1,271	24,785

		1,076,985

Paper & Forest Products (0.0%)
Verso Corp., Class A (x)*	5,972	28,009

Total Materials		3,969,220

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Armada Hoffler Properties, Inc. (REIT)	8,008	103,704
Ashford Hospitality Prime, Inc. (REIT)	4,804	49,433
Ashford Hospitality Trust, Inc. (REIT)	13,485	81,989
Bluerock Residential Growth REIT, Inc. (REIT)	4,128	53,210
BRT Apartments Corp. (REIT)*	1,679	13,197
CatchMark Timber Trust, Inc. (REIT), Class A	6,847	77,850
Cedar Realty Trust, Inc. (REIT)	14,695	71,271
City Office REIT, Inc. (REIT)	5,275	66,993
Clipper Realty, Inc. (REIT) (x)	2,683	33,108
Community Healthcare Trust, Inc. (REIT)	2,241	57,347
Condor Hospitality Trust, Inc. (REIT)	150	1,608
CorEnergy Infrastructure Trust, Inc. (REIT)	2,120	71,211
Farmland Partners, Inc. (REIT) (x)	5,759	51,485
First Potomac Realty Trust (REIT)	10,260	113,989
Getty Realty Corp. (REIT)	4,862	122,036
Gladstone Commercial Corp. (REIT)	4,395	95,767
Gladstone Land Corp. (REIT) (x)	1,678	19,582
Global Medical REIT, Inc. (REIT)	2,587	23,128
Global Self Storage, Inc. (REIT) (x)	1,356	6,739
Independence Realty Trust, Inc. (REIT) (x)	10,151	100,190
Innovative Industrial Properties, Inc. (REIT)	610	10,218
Jernigan Capital, Inc. (REIT) (x)	1,644	36,168
MedEquities Realty Trust, Inc. (REIT)	5,111	64,501
NexPoint Residential Trust, Inc. (REIT)	3,065	76,288
One Liberty Properties, Inc. (REIT)	2,585	60,567
Preferred Apartment Communities, Inc. (REIT), Class A	5,375	84,656
RAIT Financial Trust (REIT)	15,352	33,621
Sotherly Hotels, Inc. (REIT)	2,323	15,750
UMH Properties, Inc. (REIT)	4,939	84,210

Universal Health Realty Income Trust (REIT)	2,119	$168,544
Urstadt Biddle Properties, Inc. (REIT), Class A	4,435	87,813
Wheeler REIT, Inc. (REIT)	1,480	15,111
Whitestone REIT (REIT) (x)	6,553	80,274

		2,031,558

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	132	12,052
Altisource Portfolio Solutions SA (x)*	2,006	43,771
American Realty Investors, Inc.*	361	3,090
Consolidated-Tomoka Land Co.	714	40,662
Forestar Group, Inc.*	5,597	95,988
FRP Holdings, Inc.*	1,167	53,857
Griffin Industrial Realty, Inc.	184	5,772
JW Mays, Inc.*	71	2,521
Maui Land & Pineapple Co., Inc.*	1,230	24,969
Stratus Properties, Inc.	1,077	31,664
Tejon Ranch Co.*	2,611	53,891
Transcontinental Realty Investors, Inc. (x)*	321	8,632
Trinity Place Holdings, Inc.*	3,462	24,615

		401,484

Total Real Estate		2,433,042

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.*	8,845	19,459
FairPoint Communications, Inc.*	3,744	58,594
Fusion Telecommunications International, Inc.*	1,950	2,828
Hawaiian Telcom Holdco, Inc.*	1,039	25,965
IDT Corp., Class B	3,041	43,699
Intelsat SA*	6,379	19,520
Lumos Networks Corp.*	3,838	68,585
magicJack VocalTec Ltd. (x)*	1,898	13,666
Ooma, Inc.*	2,960	23,680
ORBCOMM, Inc.*	11,397	128,785
pdvWireless, Inc. (x)*	1,668	38,864

		443,645

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,326	94,637
Spok Holdings, Inc.	3,532	62,516

		157,153

Total Telecommunication Services		600,798

Utilities (0.7%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,256	17,191
Spark Energy, Inc., Class A (x)	2,031	38,183

		55,374

Gas Utilities (0.1%)
Delta Natural Gas Co., Inc.	1,197	36,473
Gas Natural, Inc.	1,837	23,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

RGC Resources, Inc. (x)	1,160	$32,863

		93,033

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	20,098	48,235
TerraForm Global, Inc., Class A*	15,569	78,624
US Geothermal, Inc.*	2,758	12,659

		139,518

Multi-Utilities (0.1%)
Unitil Corp.	2,412	116,524

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	2,021	30,780
Artesian Resources Corp., Class A	1,366	51,416
Cadiz, Inc. (x)*	3,633	49,046
Connecticut Water Service, Inc.	1,922	106,690
Consolidated Water Co. Ltd.	2,556	31,694
Global Water Resources, Inc. (x)	1,746	17,285
Middlesex Water Co.	2,771	109,731
Pure Cycle Corp. (x)*	2,957	22,917
York Water Co. (The)	2,232	77,785

		497,344

Total Utilities		901,793

Total Common Stocks (98.0%) (Cost $117,028,074)		131,407,962

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	41

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	2,379,752	2,380,466

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.7%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,900,273, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,958,001. (xx)	$2,900,000	2,900,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,150,149, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,278,597. (xx)	$1,150,000	$1,150,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $400,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $444,729. (xx)	400,000	400,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,400,140, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,428,003. (xx)	1,400,000	1,400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $853,199, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $870,179. (xx)	853,117	853,117
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,100,246, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	1,100,000	1,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,100,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	$1,100,000	$1,100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,300,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,326,866. (xx)	1,300,000	1,300,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $1,000,112, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $1,020,119. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $510,014. (xx)	$500,000	$500,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $2,040,004. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		19,703,117

Total Short-Term Investments (16.5%) (Cost $22,083,588)		22,083,583

Total Investments (114.5%) (Cost $139,111,662)		153,491,586
Other Assets Less Liabilities (-14.5%)		(19,440,226)

Net Assets (100%)		$134,051,360

*	Non-income producing.
†	Security (totaling $41,013 or 0.0% of net assets) held at fair value by management.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $18,985,687. This was secured by cash collateral of $19,703,117 which was subsequently invested in joint repurchase agreements with a total value of $19,703,117, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	30	September-17	$2,113,296	$2,121,450	$8,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,142,224	$87,314	$—	$18,229,538
Consumer Staples	2,029,466	8,544	—	2,038,010
Energy	4,050,533	—	—	4,050,533
Financials	22,526,962	—	41,013	22,567,975
Health Care	35,327,062	—	—	35,327,062
Industrials	15,641,678	9,596	—	15,651,274
Information Technology	25,616,249	22,468	—	25,638,717
Materials	3,953,143	16,077	—	3,969,220
Real Estate	2,427,270	5,772	—	2,433,042
Telecommunication Services	600,798	—	—	600,798
Utilities	901,793	—	—	901,793
Futures	8,154	—	—	8,154
Short-Term Investments
Investment Companies	2,380,466	—	—	2,380,466
Repurchase Agreements	—	19,703,117	—	19,703,117
Warrants
Industrials	41	—	—	41

Total Assets	$133,605,839	$19,852,888	$41,013	$153,499,740

Total Liabilities	$—	$—	$—	$—

Total	$133,605,839	$19,852,888	$41,013	$153,499,740

(a)	Securities with a market value of $1,321,002 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $51,359 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $41,013 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$8,154	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$54,692

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$10,351

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,346,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$46,652,717
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$51,695,173

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,814,613
Aggregate gross unrealized depreciation	(13,077,606)

Net unrealized appreciation	$13,737,007

Federal income tax cost of investments	$139,754,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $119,408,545)	$133,788,469
Repurchase Agreements (Cost $19,703,117)	19,703,117
Cash	651,552
Cash held as collateral at broker	102,200
Receivable for securities sold	1,262,186
Dividends, interest and other receivables	59,376
Security lending income receivable	40,840
Receivable from Separate Accounts for Trust shares sold	5,467
Due from Custodian	3,553
Other assets	1,445

Total assets	155,618,205

LIABILITIES
Payable for return of collateral on securities loaned	19,703,117
Payable for securities purchased	1,677,304
Investment management fees payable	70,629
Payable to Separate Accounts for Trust shares redeemed	24,037
Administrative fees payable	13,386
Due to Custodian	12,930
Due to broker for futures variation margin	5,550
Trustees’ fees payable	82
Distribution fees payable – Class IB	23
Accrued expenses	59,787

Total liabilities	21,566,845

NET ASSETS	$134,051,360

Net assets were comprised of:
Paid in capital	$115,424,861
Accumulated undistributed net investment income (loss)	112,929
Accumulated undistributed net realized gain (loss) on investments and futures	4,125,492
Net unrealized appreciation (depreciation) on investments and futures	14,388,078

Net assets	$134,051,360

Class IB
Net asset value, offering and redemption price per share, $113,851 / 10,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.00

Class K
Net asset value, offering and redemption price per share, $133,937,509 / 12,123,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.05

(x)	Includes value of securities on loan of $18,985,687.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $428 foreign withholding tax)	$483,274
Interest	1,048
Securities lending (net)	181,902

Total income	666,224

EXPENSES
Investment management fees	538,098
Administrative fees	78,528
Custodian fees	41,417
Professional fees	27,545
Printing and mailing expenses	4,796
Trustees’ fees	1,502
Distribution fees – Class IB	132
Miscellaneous	9,943

Gross expenses	701,961
Less: Waiver from investment manager	(131,733)

Net expenses	570,228

NET INVESTMENT INCOME (LOSS)	95,996

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,029,758
Futures	54,692

Net realized gain (loss)	9,084,450

Change in unrealized appreciation (depreciation) on:
Investments	4,442,159
Futures	10,351

Net change in unrealized appreciation (depreciation)	4,452,510

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,536,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,632,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$95,996	$(14,353)
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	9,084,450	(2,197,470)
Net change in unrealized appreciation (depreciation) on investments and futures	4,452,510	14,813,713

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,632,956	12,601,890

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(104,103)
Return of capital
Class K	—	(104,232)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(208,335)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 83,173 and 451,784 shares, respectively ]	866,667	3,441,689
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,848 shares, respectively ]	—	208,335
Capital shares repurchased [ (565,903) and (1,410,437) shares, respectively ]	(5,840,453)	(12,194,579)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,973,786)	(8,544,555)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,659,170	3,849,000
NET ASSETS:
Beginning of period	125,392,190	121,543,190

End of period (a)	$134,051,360	$125,392,190

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$112,929	$16,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$9.91	$8.95	$10.96		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.04)		(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments and futures	1.09	0.98	(0.77)		0.74		0.80

Total from investment operations	1.09	0.96	(0.81)		0.73		0.76

Less distributions:
Distributions from net realized gains	—	—	(1.20)		—		—

Net asset value, end of period	$11.00	$9.91	$8.95		$11.49		$10.76

Total return (b)	11.00%	10.73%	(7.42)%		6.78%		7.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114	$103	$93		$—		$27
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.25%	1.30%		1.30%		1.30%
Before waivers and reimbursements (a)(f)	1.36%	1.38%	1.35%		1.33%		6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.10)%	(0.26)%	(0.56	)%(l)	(0.41	)%(l)	(0.54	)%(l)
Before waivers and reimbursements (a)(f)	(0.30)%	(0.40)%	(0.61	)%(l)	(0.44	)%(l)	(5.25	)%(l)
Portfolio turnover rate (z)^	37%	103%	123%		123%		85%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K		2016	2015
Net asset value, beginning of period	$9.94	$8.97	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments and futures	1.10	0.99	(0.57)	0.79

Total from investment operations	1.11	0.99	(0.60)	0.77

Less distributions:
Dividends from net investment income	—	(0.01)	—	—
Distributions from net realized gains	—	—	(1.20)	—
Return of capital	—	(0.01)	—	—

Total dividends and distributions	—	(0.02)	(1.20)	—

Net asset value, end of period	$11.05	$9.94	$8.97	$10.77

Total return (b)	11.17%	11.00%	(5.60)%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$133,938	$125,290	$121,451	$126,440
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	1.00%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.11%	1.13%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.15%	(0.01)%	(0.29)%	(0.28	)%(l)
Before waivers and reimbursements (a)(f)	(0.06)%	(0.15)%	(0.33)%	(0.37	)%(l)
Portfolio turnover rate (z)^	37%	103%	123%	85%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Energy	68.9%
Materials	28.6
Repurchase Agreements	3.7
Consumer Staples	2.1
Cash and Other	(3.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$940.88	$4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	942.14	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Chemicals (4.9%)
Fertilizers & Agricultural Chemicals (4.9%)
Agrium, Inc. (x)	1,139	$103,228
CF Industries Holdings, Inc. (x)	1,921	53,711
FMC Corp.	1,103	80,574
Israel Chemicals Ltd.	4,241	19,971
K+S AG (Registered) (x)	1,578	40,408
Monsanto Co.	3,615	427,871
Mosaic Co. (The)	2,742	62,600
Potash Corp. of Saskatchewan, Inc. (x)	6,923	112,910
Yara International ASA	1,464	54,992

Total Chemicals		956,265

Food Products (2.1%)
Agricultural Products (2.1%)
Archer-Daniels-Midland Co.	4,707	194,776
Bunge Ltd.	1,150	85,790
Golden Agri-Resources Ltd. (x)	58,199	15,852
Ingredion, Inc.	592	70,572
Wilmar International Ltd.	13,195	32,107

Total Food Products		399,097

Metals & Mining (22.0%)
Aluminum (0.5%)
Alumina Ltd.	20,177	29,775
Norsk Hydro ASA	11,085	61,448

		91,223

Copper (1.1%)
Antofagasta plc	3,250	33,842
First Quantum Minerals Ltd.	5,682	48,066
Freeport-McMoRan, Inc.*	11,318	135,929

		217,837

Diversified Metals & Mining (11.3%)
Anglo American plc*	10,980	146,441
BHP Billiton Ltd.	26,473	473,682
BHP Billiton plc	17,409	266,650
Boliden AB	2,254	61,509
Glencore plc*	100,855	377,262
Mitsubishi Materials Corp.	921	27,841
Rio Tinto Ltd. (x)	3,497	170,057
Rio Tinto plc	10,200	430,699
South32 Ltd.	43,882	90,390
Sumitomo Metal Mining Co. Ltd.	4,075	54,363
Teck Resources Ltd., Class B	4,680	81,128
Turquoise Hill Resources Ltd.*	8,293	22,063

		2,202,085

Gold (4.1%)
Agnico Eagle Mines Ltd.	1,859	83,833
Barrick Gold Corp.	9,611	152,896
Franco-Nevada Corp.	1,470	106,067
Goldcorp, Inc.	7,039	90,756
Kinross Gold Corp.*	10,266	41,719
Newcrest Mining Ltd.	6,320	97,928
Newmont Mining Corp.	4,378	141,803
Randgold Resources Ltd.	775	68,690

Yamana Gold, Inc.	7,813	$18,858

		802,550

Precious Metals & Minerals (0.2%)
Fresnillo plc	1,822	35,264

Silver (0.4%)
Wheaton Precious Metals Corp.	3,637	72,246

Steel (4.4%)
ArcelorMittal*	5,475	124,190
BlueScope Steel Ltd.	4,719	47,913
Fortescue Metals Group Ltd. (x)	12,833	51,487
Hitachi Metals Ltd.	1,767	24,539
JFE Holdings, Inc.	4,305	74,656
Kobe Steel Ltd.*	2,552	26,184
Maruichi Steel Tube Ltd.	465	13,498
Nippon Steel & Sumitomo Metal Corp.	6,266	141,393
Nucor Corp.	2,625	151,909
Steel Dynamics, Inc.	1,998	71,548
thyssenkrupp AG	3,032	86,142
voestalpine AG (x)	937	43,664

		857,123

Total Metals & Mining		4,278,328

Oil, Gas & Consumable Fuels (68.9%)
Coal & Consumable Fuels (0.2%)
Cameco Corp. (x)	3,262	29,707

Integrated Oil & Gas (50.6%)
BP plc	161,232	929,865
Cenovus Energy, Inc. (x)	8,414	62,028
Chevron Corp.	15,605	1,628,070
Eni SpA	20,969	315,179
Exxon Mobil Corp.	34,179	2,759,271
Galp Energia SGPS SA	4,131	62,540
Husky Energy, Inc.*	2,900	32,918
Imperial Oil Ltd.	2,445	71,268
Occidental Petroleum Corp.	6,300	377,181
OMV AG	1,214	62,999
Origin Energy Ltd.*	14,466	76,273
Repsol SA	9,975	152,665
Repsol SA*	19	291
Royal Dutch Shell plc, Class A	36,507	967,613
Royal Dutch Shell plc, Class B	30,873	829,342
Statoil ASA	9,361	155,180
Suncor Energy, Inc.	13,753	401,836
TOTAL SA	19,213	949,852

		9,834,371

Oil & Gas Exploration & Production (18.1%)
Anadarko Petroleum Corp.	4,608	208,927
Antero Resources Corp.*	1,817	39,265
Apache Corp.	3,130	150,021
ARC Resources Ltd. (x)	2,913	38,097
Cabot Oil & Gas Corp.	3,916	98,213
Canadian Natural Resources Ltd.	9,157	264,231
Cimarex Energy Co.	784	73,704
Concho Resources, Inc.*	1,222	148,510
ConocoPhillips	10,187	447,820
Continental Resources, Inc.*	772	24,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Crescent Point Energy Corp.	4,465	$34,155
Devon Energy Corp.	4,108	131,333
Diamondback Energy, Inc.*	743	65,986
Encana Corp.	8,020	70,565
EOG Resources, Inc.	4,755	430,423
EQT Corp.	1,429	83,725
Hess Corp.	2,348	103,007
Inpex Corp.	7,834	75,293
Lundin Petroleum AB*	1,543	29,689
Marathon Oil Corp.	6,983	82,749
Murphy Oil Corp. (x)	1,350	34,600
Newfield Exploration Co.*	1,640	46,674
Noble Energy, Inc.	3,850	108,955
Oil Search Ltd.	11,296	59,212
Parsley Energy, Inc., Class A (x)*	1,828	50,727
Peyto Exploration & Development Corp. (x)	1,358	24,630
Pioneer Natural Resources Co.	1,400	223,412
PrairieSky Royalty Ltd. (x)	1,760	40,078
Range Resources Corp.	2,040	47,267
Santos Ltd.*	15,454	35,990
Seven Generations Energy Ltd., Class A*	2,022	34,630
Tourmaline Oil Corp.*	1,885	40,526
Vermilion Energy, Inc.	926	29,377
Woodside Petroleum Ltd. (x)	6,249	143,465

		3,520,215

Total Oil, Gas & Consumable Fuels		13,384,293

Paper & Forest Products (1.7%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	563	26,648

Paper Products (1.6%)
Mondi plc	3,027	79,402
Oji Holdings Corp.	7,107	36,649
Stora Enso OYJ, Class R	4,540	58,646
UPM-Kymmene OYJ	4,399	125,407

		300,104

Total Paper & Forest Products		326,752

Total Common Stocks (99.6%) (Cost $21,910,500)		19,344,735

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.7%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $10,200. (xx)	$10,000	10,000

Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $102,000. (xx)	$100,000	$100,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $23,727, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $26,377. (xx)	23,724	23,724
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $10,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $11,118. (xx)	10,000	10,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $56,823, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $57,953. (xx)	56,817	56,817
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $459,431, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $468,574. (xx)	459,387	459,387
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $10,200. (xx)	10,000	10,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $50,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $51,000. (xx)	50,000	50,000

Total Repurchase Agreements		719,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Value (Note 1)

Total Short-Term Investments (3.7%) (Cost $719,928)	$719,928

Total Investments (103.3%) (Cost $22,630,428)	20,064,663
Other Assets Less Liabilities (-3.3%)	(635,997)

Net Assets (100%)	$19,428,666

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $803,270. This was secured by cash collateral of $719,928 which was subsequently invested in joint repurchase agreements with a total value of $719,928, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $123,463 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 8/15/17 - 5/15/45.

Country Diversification As a Percentage of Total Net Assets
Australia	7.1%
Austria	0.6
Canada	10.7
Chile	0.2
Finland	0.9
France	4.9
Germany	0.7
Israel	0.1
Italy	1.6
Japan	2.4
Jersey	0.4
Luxembourg	0.6
Mexico	0.2
Netherlands	9.3
Norway	1.4
Portugal	0.3
Singapore	0.2
South Africa	0.4
Spain	0.8
Sweden	0.5
Switzerland	1.9
United Kingdom	8.6
United States	49.2
Zambia	0.3
Cash and Other	(3.3)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$351,138	$47,959	$—	$399,097
Energy	8,538,845	4,845,157	291	13,384,293
Materials	2,086,363	3,474,982	—	5,561,345
Short-Term Investments
Repurchase Agreements	—	719,928	—	719,928

Total Assets	$10,976,346	$9,088,026	$291	$20,064,663

Total Liabilities	$—	$—	$—	$—

Total	$10,976,346	$9,088,026	$291	$20,064,663

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$238

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(3)

^This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,000 for one month during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,367,399
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,378,041

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$675,270
Aggregate gross unrealized depreciation	(3,363,713)

Net unrealized depreciation	$(2,688,443)

Federal income tax cost of investments	$22,753,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $21,910,500)	$19,344,735
Repurchase Agreements (Cost $719,928)	719,928
Foreign cash (Cost $42,704)	42,800
Receivable for securities sold	261,793
Dividends, interest and other receivables	14,953
Receivable from Separate Accounts for Trust shares sold	11,780
Receivable from investment manager	2,280
Security lending income receivable	912
Other assets	531

Total assets	20,399,712

LIABILITIES
Overdraft payable	99,483
Payable for return of collateral on securities loaned	719,928
Payable for securities purchased	100,134
Payable to Separate Accounts for Trust shares redeemed	1,443
Distribution fees payable – Class IB	1,065
Trustees’ fees payable	32
Accrued expenses	48,961

Total liabilities	971,046

NET ASSETS	$19,428,666

Net assets were comprised of:
Paid in capital	$23,206,199
Accumulated undistributed net investment income (loss)	283,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(1,495,284)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,565,635)

Net assets	$19,428,666

Class IB
Net asset value, offering and redemption price per share, $5,017,264 / 671,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.48

Class K
Net asset value, offering and redemption price per share, $14,411,402 / 1,925,235 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.49

(x)	Includes value of securities on loan of $803,270.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19,425 foreign withholding tax)	$367,006
Securities lending (net)	3,482

Total income	370,488

EXPENSES
Investment management fees	54,570
Custodian fees	37,065
Professional fees	24,352
Administrative fees	10,734
Distribution fees – Class IB	6,966
Printing and mailing expenses	848
Trustees’ fees	844
Miscellaneous	4,860

Gross expenses	140,239
Less: Waiver from investment manager	(62,357)

Net expenses	77,882

NET INVESTMENT INCOME (LOSS)	292,606

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(128,618)
Foreign currency transactions	4,345

Net realized gain (loss)	(124,273)

Change in unrealized appreciation (depreciation) on:
Investments	(1,469,272)
Foreign currency translations	449

Net change in unrealized appreciation (depreciation)	(1,468,823)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,593,096)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,300,490)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$292,606	$509,675
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	(124,273)	(322,599)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,468,823)	5,149,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,300,490)	5,336,975

DIVIDENDS:
Dividends from net investment income
Class IB	—	(108,945)
Class K	—	(402,978)

TOTAL DIVIDENDS	—	(511,923)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 221,246 and 590,288 shares, respectively ]	1,722,131	4,289,852
Capital shares issued in reinvestment of dividends [ 0 and 13,681 shares, respectively ]	—	108,945
Capital shares repurchased [ (264,388) and (224,450) shares, respectively ]	(2,051,816)	(1,629,468)

Total Class IB transactions	(329,685)	2,769,329

Class K
Capital shares sold [ 113,190 and 486,362 shares, respectively ]	881,608	3,051,969
Capital shares issued in reinvestment of dividends [ 0 and 50,612 shares, respectively ]	—	402,978
Capital shares repurchased [ (369,916) and (460,685) shares, respectively ]	(2,854,767)	(3,311,419)

Total Class K transactions	(1,973,159)	143,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,302,844)	2,912,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,603,334)	7,737,909
NET ASSETS:
Beginning of period	23,032,000	15,294,091

End of period (a)	$19,428,666	$23,032,000

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$283,386	$(9,220)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
Class IB		2016	2015	2014
Net asset value, beginning of period	$7.95	$6.27	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.24	0.15	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.57)	1.68	(2.51)	(1.48)	0.30

Total from investment operations	(0.47)	1.85	(2.27)	(1.33)	0.43

Less distributions:
Dividends from net investment income	—	(0.17)	(0.23)	(0.13)	(0.12)
Distributions from net realized gains	—	—	—	(0.08)	—

Total dividends and distributions	—	(0.17)	(0.23)	(0.21)	(0.12)

Net asset value, end of period	$7.48	$7.95	$6.27	$8.77	$10.31

Total return (b)	(5.91)%	29.48%	(25.76)%	(12.81)%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,017	$5,680	$2,097	$3,662	$3,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.93%	1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.47%	1.61%	1.84%	1.90%	2.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.52%	2.32%	3.01%	1.40%	1.51	%(l)
Before waivers and reimbursements (a)(f)	1.95%	1.62%	2.11%	0.60%	0.41	%(l)
Portfolio turnover rate (z)^	11%	18%	56%	31%	28%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
Class K		2016	2015	2014
Net asset value, beginning of period	$7.95	$6.27	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.19	0.26	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.57)	1.68	(2.51)	(1.47)	0.29

Total from investment operations	(0.46)	1.87	(2.25)	(1.30)	0.45

Less distributions:
Dividends from net investment income	—	(0.19)	(0.25)	(0.16)	(0.14)
Distributions from net realized gains	—	—	—	(0.08)	—

Total dividends and distributions	—	(0.19)	(0.25)	(0.24)	(0.14)

Net asset value, end of period	$7.49	$7.95	$6.27	$8.77	$10.31

Total return (b)	(5.79)%	29.81%	(25.57)%	(12.59)%	4.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,411	$17,352	$13,197	$16,011	$17,069
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.68%	0.85%	0.85%
Before waivers and reimbursements (a)(f)	1.22%	1.35%	1.63%	1.62%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.74%	2.68%	3.33%	1.63%	1.77	%(l)
Before waivers and reimbursements (a)(f)	2.17%	1.97%	2.38%	0.86%	0.70	%(l)
Portfolio turnover rate (z)^	11%	18%	56%	31%	28%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Real Estate	98.9%
Repurchase Agreements	2.1
Exchange Traded Funds	0.2
Closed End Funds	0.2
Health Care	0.2
Consumer Discretionary	0.1
Investment Companies	0.1
Cash and Other	(1.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,048.80	$4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,050.62	3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (79.6%)
Diversified REITs (10.7%)
Activia Properties, Inc. (REIT)	12	$51,265
American Assets Trust, Inc. (REIT)	767	30,212
ANF Immobilier (REIT)	92	2,205
Artis REIT (REIT)	2,906	29,356
Canadian REIT (REIT)	1,439	50,900
Cofinimmo SA (REIT)	396	48,689
Cominar REIT (REIT)	3,509	34,392
Custodian Reit plc (REIT)	6,094	9,286
Daiwa House REIT Investment Corp. (REIT)	29	68,816
Dream Global REIT (REIT)	2,581	21,734
Empire State Realty Trust, Inc. (REIT), Class A	2,450	50,886
F&C UK Real Estate Investment Ltd. (REIT)	4,594	6,387
First Potomac Realty Trust (REIT)	1,087	12,077
Fonciere Des Regions (REIT)	783	72,635
Forest City Realty Trust, Inc. (REIT), Class A	4,671	112,898
Gecina SA (REIT)	786	123,303
Global Net Lease, Inc. (REIT)	1,258	27,978
GPT Group (The) (REIT)	34,894	128,466
Gramercy Property Trust (REIT)	2,898	86,100
H&R REIT (REIT)	5,541	94,088
Hamborner REIT AG (REIT)	1,454	14,921
Hibernia REIT plc (REIT) (Dublin Stock Exchange)	11	17
Hibernia REIT plc (REIT) (Turquoise Stock Exchange)	13,235	20,785
Hispania Activos Inmobiliarios SOCIMI SA (REIT)	1,747	28,882
Hulic Reit, Inc. (REIT)	17	26,526
ICADE (REIT)	694	58,260
Investors Real Estate Trust (REIT)	2,330	14,469
Kenedix Office Investment Corp. (REIT)	7	37,342
Land Securities Group plc (REIT)	14,719	194,200
Lar Espana Real Estate Socimi SA (REIT)	1,710	15,748
Lexington Realty Trust (REIT)	4,489	44,486
Liberty Property Trust (REIT)	2,855	116,227
LondonMetric Property plc (REIT)	12,312	26,844
Merlin Properties Socimi SA (REIT)	6,474	81,781
Mirvac Group (REIT)	71,632	117,270
Nomura Real Estate Master Fund, Inc. (REIT)	76	103,856
NSI NV (REIT)	338	12,195
Premier Investment Corp. (REIT)	24	23,429
PS Business Parks, Inc. (REIT)	397	52,559
Redefine International plc (REIT)	23,344	12,110
Schroder REIT Ltd. (REIT)	9,996	8,332
Sekisui House Reit, Inc. (REIT)	15	17,884
Sekisui House Residential Investment Corp. (REIT)	20	21,054
Select Income REIT (REIT)	1,185	28,476

Spirit Realty Capital, Inc. (REIT)	9,305	$68,950
Standard Life Investment Property Income Trust Ltd. (REIT)	7,486	8,702
Stockland (REIT)	46,788	157,510
STORE Capital Corp. (REIT)	3,284	73,726
Suntec REIT (REIT) (x)	47,090	63,961
Tokyu REIT, Inc. (REIT)	17	20,646
United Urban Investment Corp. (REIT)	56	79,911
VEREIT, Inc. (REIT)	18,829	153,268
Washington REIT (REIT)	1,466	46,765
WP Carey, Inc. (REIT)	2,026	133,736

		2,946,501

Health Care REITs (7.9%)
Aedifica SA (REIT)	364	31,750
Assura plc (REIT)	31,485	26,163
Care Capital Properties, Inc. (REIT)	1,595	42,586
CareTrust REIT, Inc. (REIT)	1,350	25,029
HCP, Inc. (REIT)	9,044	289,046
Healthcare Realty Trust, Inc. (REIT) (x)	2,178	74,379
Healthcare Trust of America, Inc. (REIT), Class A	3,612	112,369
LTC Properties, Inc. (REIT)	771	39,622
Medical Properties Trust, Inc. (REIT)	6,945	89,382
National Health Investors, Inc. (REIT) (x)	770	60,984
New Senior Investment Group, Inc. (REIT)	1,550	15,578
Omega Healthcare Investors, Inc. (REIT) (x)	3,735	123,330
Physicians Realty Trust (REIT)	2,928	58,970
Primary Health Properties plc (REIT)	11,013	16,316
Quality Care Properties, Inc. (REIT)*	1,778	32,555
Sabra Health Care REIT, Inc. (REIT) (x)	1,230	29,643
Senior Housing Properties Trust (REIT)	4,518	92,348
Target Healthcare REIT Ltd. (REIT)	4,579	7,023
Universal Health Realty Income Trust (REIT)	267	21,237
Ventas, Inc. (REIT)	6,863	476,841
Welltower, Inc. (REIT)	7,079	529,863

		2,195,014

Hotel & Resort REITs (3.8%)
Apple Hospitality REIT, Inc. (REIT)	4,022	75,252
Ashford Hospitality Trust, Inc. (REIT)	1,452	8,828
CDL Hospitality Trusts (REIT)	12,488	15,012
Chatham Lodging Trust (REIT)	722	14,505
Chesapeake Lodging Trust (REIT)	1,123	27,480
DiamondRock Hospitality Co. (REIT)	3,796	41,566
FelCor Lodging Trust, Inc. (REIT)	2,433	17,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Hersha Hospitality Trust (REIT)	699	$12,939
Hospitality Properties Trust (REIT)	3,130	91,240
Host Hotels & Resorts, Inc. (REIT)	14,045	256,602
Invincible Investment Corp. (REIT)	59	25,336
Japan Hotel REIT Investment Corp. (REIT) (x)	72	50,891
LaSalle Hotel Properties (REIT)	2,168	64,606
Park Hotels & Resorts, Inc. (REIT)	2,450	66,052
Pebblebrook Hotel Trust (REIT) (x)	1,312	42,299
RLJ Lodging Trust (REIT)	2,344	46,575
Ryman Hospitality Properties, Inc. (REIT) (x)	857	54,857
Summit Hotel Properties, Inc. (REIT)	1,923	35,864
Sunstone Hotel Investors, Inc. (REIT)	4,208	67,833
Xenia Hotels & Resorts, Inc. (REIT)	2,022	39,166

		1,054,445

Industrial REITs (7.1%)
Ascendas REIT (REIT)	45,975	87,158
DCT Industrial Trust, Inc. (REIT)	1,790	95,658
Duke Realty Corp. (REIT)	6,824	190,731
EastGroup Properties, Inc. (REIT)	646	54,135
First Industrial Realty Trust, Inc. (REIT)	2,197	62,878
GLP J-Reit (REIT)	46	49,527
Goodman Group (REIT)	33,969	205,475
Granite REIT (REIT)	922	36,466
Hansteen Holdings plc (REIT)	13,984	22,676
Industrial & Infrastructure Fund Investment Corp. (REIT)	7	31,740
Japan Logistics Fund, Inc. (REIT)	16	33,216
Mapletree Industrial Trust (REIT)	24,294	32,821
Mapletree Logistics Trust (REIT)	28,447	24,692
Monmouth Real Estate Investment Corp. (REIT)	1,289	19,399
Nippon Prologis REIT, Inc. (REIT)	32	68,111
Prologis, Inc. (REIT)	10,205	598,421
Pure Industrial Real Estate Trust (REIT)	5,181	27,487
Rexford Industrial Realty, Inc. (REIT)	1,272	34,904
Segro plc (REIT)	19,251	122,659
STAG Industrial, Inc. (REIT)	1,686	46,534
Terreno Realty Corp. (REIT)	925	31,136
Tritax Big Box REIT plc (REIT)	26,353	50,181
Warehouses De Pauw CVA (REIT)	322	33,842

		1,959,847

Office REITs (11.8%)
Alexandria Real Estate Equities, Inc. (REIT)	1,747	210,461
Allied Properties REIT (REIT)	1,665	49,971

alstria office REIT-AG (REIT)	2,553	$34,510
Axiare Patrimonio SOCIMI SA (REIT)	1,197	20,453
Befimmo SA (REIT)	332	19,741
Beni Stabili SpA SIIQ (REIT)	19,714	14,230
Boston Properties, Inc. (REIT)	2,966	364,877
Brandywine Realty Trust (REIT)	3,295	57,761
CapitaLand Commercial Trust (REIT) (x)	37,402	45,097
Champion REIT (REIT)	37,603	23,937
Columbia Property Trust, Inc. (REIT)	2,328	52,101
Corporate Office Properties Trust (REIT)	1,909	66,872
Cousins Properties, Inc. (REIT)	7,966	70,021
Cromwell Property Group (REIT) (x)	28,596	20,880
Daiwa Office Investment Corp. (REIT)	6	30,247
Derwent London plc (REIT)	1,958	67,682
Dexus (REIT)	19,090	139,096
Douglas Emmett, Inc. (REIT)	2,812	107,446
Dream Office REIT (REIT)	1,960	29,548
Equity Commonwealth (REIT)*	2,284	72,174
Franklin Street Properties Corp. (REIT)	1,994	22,094
Government Properties Income Trust (REIT) (x)	1,297	23,748
Great Portland Estates plc (REIT)	6,324	49,173
Green REIT plc (REIT)	13,239	21,517
Highwoods Properties, Inc. (REIT)	1,949	98,834
Hudson Pacific Properties, Inc. (REIT)	3,013	103,014
Intervest Offices & Warehouses NV (REIT)	297	7,598
Investa Office Fund (REIT)	10,808	36,468
Japan Excellent, Inc. (REIT)	23	25,582
Japan Prime Realty Investment Corp. (REIT)	16	55,408
Japan Real Estate Investment Corp. (REIT)	24	119,280
Keppel REIT (REIT)	37,249	30,979
Kilroy Realty Corp. (REIT)	1,870	140,530
Leasinvest Real Estate SCA (REIT)	14	1,643
Mack-Cali Realty Corp. (REIT)	1,699	46,111
Mori Hills REIT Investment Corp. (REIT)	27	33,175
Mori Trust Sogo Reit, Inc. (REIT)	19	30,660
Nippon Building Fund, Inc. (REIT)	25	127,584
Orix JREIT, Inc. (REIT)	49	72,275
Paramount Group, Inc. (REIT)	3,784	60,544
Parkway, Inc. (REIT)	789	18,060
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,761	58,202
Regional REIT Ltd. (REIT)§	4,721	6,472
SL Green Realty Corp. (REIT)	1,942	205,464
Tier REIT, Inc. (REIT)	882	16,299
Vornado Realty Trust (REIT)	3,332	312,875
Workspace Group plc (REIT)	2,309	26,781

		3,247,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Residential REITs (10.8%)
Advance Residence Investment Corp. (REIT)	24	$59,640
American Campus Communities, Inc. (REIT)	2,597	122,838
American Homes 4 Rent (REIT), Class A	4,342	97,999
Apartment Investment & Management Co. (REIT), Class A	3,023	129,898
AvalonBay Communities, Inc. (REIT)	2,691	517,130
Boardwalk REIT (REIT)	751	27,537
Camden Property Trust (REIT)	1,668	142,631
Canadian Apartment Properties REIT (REIT)	2,610	67,565
Colony Starwood Homes (REIT)	2,107	72,291
Education Realty Trust, Inc. (REIT)	1,386	53,708
Empiric Student Property plc (REIT)	9,407	13,692
Equity LifeStyle Properties, Inc. (REIT)	1,576	136,072
Equity Residential (REIT)	6,886	453,305
Essex Property Trust, Inc. (REIT)	1,290	331,878
GCP Student Living plc (REIT)	6,452	12,185
Invitation Homes, Inc. (REIT)	1,692	36,598
Irish Residential Properties REIT plc (REIT)	6,788	10,544
Japan Rental Housing Investments, Inc. (REIT)	28	20,662
Killam Apartment REIT (REIT)	1,371	13,469
Mid-America Apartment Communities, Inc. (REIT)	2,176	229,307
Monogram Residential Trust, Inc. (REIT)	3,220	31,266
Nippon Accommodations Fund, Inc. (REIT)	9	37,608
Northview Apartment REIT (REIT)	932	15,121
Sun Communities, Inc. (REIT)	1,478	129,606
UDR, Inc. (REIT)	5,103	198,864
UNITE Group plc (The) (REIT)	4,262	36,026

		2,997,440

Retail REITs (21.2%)
Acadia Realty Trust (REIT)	1,576	43,813
AEON REIT Investment Corp. (REIT)	26	28,641
Agree Realty Corp. (REIT)	493	22,614
Alexander’s, Inc. (REIT)	39	16,437
British Land Co. plc (The) (REIT)	19,891	156,867
Brixmor Property Group, Inc. (REIT)	5,884	105,206
BWP Trust (REIT) (x)	9,400	21,530
Capital & Regional plc (REIT)	10,272	7,526
CapitaLand Mall Trust (REIT)	44,553	63,913
CBL & Associates Properties, Inc. (REIT) (x)	3,191	26,900
Cedar Realty Trust, Inc. (REIT)	1,577	7,648
Charter Hall Retail REIT (REIT) (x)	6,529	20,424

Crombie REIT (REIT)	1,665	$18,014
DDR Corp. (REIT)	5,957	54,030
Eurocommercial Properties NV (CVA) (REIT)	877	35,043
Federal Realty Investment Trust (REIT)	1,411	178,336
Fortune REIT (REIT)	25,489	31,635
Frontier Real Estate Investment Corp. (REIT)	9	37,088
Fukuoka REIT Corp. (REIT)	12	18,447
Getty Realty Corp. (REIT)	497	12,475
GGP, Inc. (REIT)	11,854	279,280
Hammerson plc (REIT)	15,347	114,835
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	6,944	6,115
Intu Properties plc (REIT)	17,120	60,004
Japan Retail Fund Investment Corp. (REIT)	51	94,088
Kenedix Retail REIT Corp. (REIT)	10	21,107
Kimco Realty Corp. (REIT)	7,957	146,011
Kite Realty Group Trust (REIT)	1,564	29,606
Kiwi Property Group Ltd. (REIT)	27,874	28,801
Klepierre (REIT)	3,936	161,321
Link REIT (REIT)	42,767	325,376
Macerich Co. (The) (REIT)	2,624	152,349
Mapletree Commercial Trust (REIT)	36,744	42,569
Mercialys SA (REIT)	763	14,928
National Retail Properties, Inc. (REIT)	2,840	111,044
NewRiver REIT plc (REIT)	4,591	20,922
Pennsylvania REIT (REIT) (x)	1,304	14,761
Ramco-Gershenson Properties Trust (REIT)	1,490	19,221
Realty Income Corp. (REIT)	5,266	290,578
Regency Centers Corp. (REIT)	2,894	181,280
Retail Estates NV (REIT)	102	9,294
Retail Opportunity Investments Corp. (REIT)	2,039	39,128
Retail Properties of America, Inc. (REIT), Class A	4,551	55,568
RioCan REIT (REIT)	6,293	116,805
Saul Centers, Inc. (REIT)	219	12,698
Scentre Group (REIT)	98,961	308,049
Seritage Growth Properties (REIT), Class A (x)	458	19,213
Shaftesbury plc (REIT)	4,330	54,845
Shopping Centres Australasia Property Group (REIT)	14,355	24,163
Simon Property Group, Inc. (REIT)	6,001	970,722
Smart REIT (REIT)	2,229	55,209
Tanger Factory Outlet Centers, Inc. (REIT)	1,784	46,348
Taubman Centers, Inc. (REIT)	1,134	67,530
Unibail-Rodamco SE (REIT)	1,936	487,902
Urban Edge Properties (REIT)	1,856	44,043
Urstadt Biddle Properties, Inc. (REIT), Class A	532	10,534
Vastned Retail NV (REIT)	324	13,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Vicinity Centres (REIT)	63,411	$125,256
Washington Prime Group, Inc. (REIT)	3,568	29,864
Weingarten Realty Investors (REIT)	2,312	69,591
Wereldhave Belgium NV (REIT)	42	4,797
Wereldhave NV (REIT)	741	36,333
Westfield Corp. (REIT)	37,104	229,001

		5,851,240

Specialized REITs (6.3%)
Big Yellow Group plc (REIT)	2,799	28,873
CubeSmart (REIT)	3,440	82,697
Digital Realty Trust, Inc. (REIT)	3,083	348,225
DuPont Fabros Technology, Inc. (REIT)	1,485	90,823
EPR Properties (REIT)	1,240	89,119
Extra Space Storage, Inc. (REIT)	2,364	184,392
Four Corners Property Trust, Inc. (REIT)	1,118	28,073
Gaming and Leisure Properties, Inc. (REIT)	3,783	142,506
Life Storage, Inc. (REIT)	912	67,579
National Storage Affiliates Trust (REIT)	825	19,066
Public Storage (REIT)	2,861	596,604
QTS Realty Trust, Inc. (REIT), Class A	889	46,521
Safestore Holdings plc (REIT)	3,919	21,509

		1,745,987

Total Equity Real Estate Investment Trusts (REITs)		21,997,949

Health Care Providers & Services (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences (REIT)	3,703	44,232

Total Health Care Providers & Services		44,232

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,285	22,955

Total Hotels, Restaurants & Leisure		22,955

Real Estate Management & Development (19.3%)
Diversified Real Estate Activities (9.1%)
Allreal Holding AG (Registered)*	288	52,110
CapitaLand Ltd.	48,586	123,516
City Developments Ltd.	9,074	70,720
D Carnegie & Co. AB*	643	8,911
DIC Asset AG	799	8,757
Hang Lung Properties Ltd.	39,155	97,794
Henderson Land Development Co. Ltd.	22,995	128,266
Mitsubishi Estate Co. Ltd.	22,837	425,066
Mitsui Fudosan Co. Ltd.	18,278	435,600
Mobimo Holding AG (Registered)*	121	33,944

New World Development Co. Ltd.	104,934	$133,193
Nomura Real Estate Holdings, Inc.	2,307	45,207
Sumitomo Realty & Development Co. Ltd.	8,350	257,237
Sun Hung Kai Properties Ltd.	27,489	403,843
Tokyo Tatemono Co. Ltd.	3,975	52,022
UOL Group Ltd.	9,100	50,499
Wharf Holdings Ltd. (The)	23,511	194,835

		2,521,520

Real Estate Development (2.1%)
ADLER Real Estate AG*	545	8,466
Cheung Kong Property Holdings Ltd.	52,702	412,776
Helical plc	1,852	7,254
Sino Land Co. Ltd.	57,259	93,874
TAG Immobilien AG	2,840	44,649

		567,019

Real Estate Operating Companies (8.1%)
ADO Properties SA§	572	24,195
Aeon Mall Co. Ltd.	2,289	45,017
Azrieli Group Ltd.	578	32,096
BUWOG AG*	2,101	60,363
CA Immobilien Anlagen AG	1,315	32,081
Capital & Counties Properties plc	14,114	53,806
Castellum AB	5,222	76,675
Citycon OYJ	7,450	19,554
Daejan Holdings plc	96	7,721
Deutsche EuroShop AG	951	37,484
Deutsche Wohnen AG	6,873	262,896
Dios Fastigheter AB	1,616	8,939
Entra ASA§	2,092	26,060
Fabege AB	2,551	49,054
Fastighets AB Balder, Class B*	1,891	45,790
First Capital Realty, Inc.	2,852	43,457
Grainger plc	7,878	26,986
Grand City Properties SA	1,945	38,976
Hemfosa Fastigheter AB	2,860	30,892
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,803
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,282	163,996
Hufvudstaden AB, Class A	2,130	35,320
Hulic Co. Ltd.	6,873	70,090
Hysan Development Co. Ltd.	11,915	56,847
Inmobiliaria Colonial SA*	4,981	43,396
Kennedy Wilson Europe Real Estate plc	1,909	27,599
Klovern AB, Class B	10,883	11,910
Kungsleden AB	3,636	22,270
LEG Immobilien AG (x)	1,234	116,009
Norwegian Property ASA	3,243	4,001
NTT Urban Development Corp.	2,081	20,056
Phoenix Spree Deutschland Ltd.	1,500	5,739
PSP Swiss Property AG (Registered)	732	68,398
Sponda OYJ	4,059	23,504
Swire Properties Ltd.	20,357	67,140
Swiss Prime Site AG (Registered)*	1,329	120,717
Technopolis OYJ	2,725	11,485
TLG Immobilien AG	1,246	25,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Vonovia SE	9,063	$359,863
Wallenstam AB, Class B	3,698	35,621
WCM Beteiligungs & Grundbesitz-AG*	1,662	6,027
Wihlborgs Fastigheter AB	1,299	27,446

		2,246,746

Total Real Estate Management & Development		5,335,285

Total Common Stocks (99.2%) (Cost $25,010,771)		27,400,421

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd.	10,174	19,254
MedicX Fund Ltd.	8,208	9,488
Picton Property Income Ltd. (The)	10,419	11,297
UK Commercial Property Trust Ltd.	12,581	15,100

Total Closed End Funds (0.2%) (Cost $52,638)		55,139

EXCHANGE TRADED FUNDS:
iShares International Developed Real Estate Fund	1,067	30,388
iShares U.S. Real Estate Fund (x)	378	30,153

Total Exchange Traded Funds (0.2%) (Cost $61,348)		60,541

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Retail REITs (0.0%)
Kiwi Property Group Ltd., expiring 7/7/17*	2,322	85
NewRiver REIT plc, expiring 7/3/17*	417	81

Total Rights (0.0%) (Cost $—)		166

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	21,312	21,318

	Principal Amount	Value (Note 1)

Repurchase Agreements (2.1%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $75,796, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $77,305. (xx)	$75,789	$75,789
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $65,008, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $72,269. (xx)	65,000	65,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $38,443, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $39,208. (xx)	38,439	38,439
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $12,463, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $13,854. (xx)	12,461	12,461
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $275,519, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $281,003. (xx)	275,493	275,493
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $29,241, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $29,842. (xx)	29,238	29,238
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $34,420, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $35,127. (xx)	34,416	34,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $20,002, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $20,402. (xx)	$20,000	$20,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $20,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $20,400. (xx)	20,000	20,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $20,002, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $20,401. (xx)	20,000	20,000

Total Repurchase Agreements		590,836

Total Short-Term Investments (2.2%) (Cost $612,154)		612,154

Total Investments (101.8%) (Cost $25,736,911)		28,128,421
Other Assets Less Liabilities (-1.8%)		(507,273)

Net Assets (100%)		$27,621,148

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $56,727 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $570,768. This was secured by cash collateral of $590,836 which was subsequently invested in joint repurchase agreements with a total value of $590,836, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	5.6%
Austria	0.3
Belgium	0.6
Canada	2.8
Finland	0.2
France	3.3
Germany	3.6
Guernsey	0.2
Hong Kong	7.7
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	10.4
Netherlands	0.3
New Zealand	0.1
Norway	0.1
Singapore	2.4
Spain	0.7
Sweden	1.4
Switzerland	1.0
United Kingdom	4.7
United States	56.0
Cash and Other	(1.8)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$55,139	$—	$55,139
Common Stocks
Consumer Discretionary	—	22,955	—	22,955
Health Care	44,232	—	—	44,232
Real Estate	15,539,811	11,793,423	—	27,333,234
Exchange Traded Funds	60,541	—	—	60,541
Rights
Real Estate	—	166	—	166
Short-Term Investments
Investment Companies	21,318	—	—	21,318
Repurchase Agreements	—	590,836	—	590,836
Total Assets	$15,665,902	$12,462,519	$—	$28,128,421

Total Liabilities	$—	$—	$—	$—

Total	$15,665,902	$12,462,519	$—	$28,128,421

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$752

^ This Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,000 for one month during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,010,402
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,942,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,361,352
Aggregate gross unrealized depreciation	(1,397,504)

Net unrealized appreciation	$1,963,848

Federal income tax cost of investments	$26,164,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $25,146,075)	$27,537,585
Repurchase Agreements (Cost $590,836)	590,836
Cash	20,856
Foreign cash (Cost $20,669)	20,880
Dividends, interest and other receivables	118,360
Receivable from Separate Accounts for Trust shares sold	2,304
Security lending income receivable	225
Other assets	354

Total assets	28,291,400

LIABILITIES
Payable for return of collateral on securities loaned	590,836
Distribution fees payable – Class IB	2,658
Administrative fees payable	2,257
Payable to Separate Accounts for Trust shares redeemed	1,553
Trustees’ fees payable	30
Due to broker for futures variation margin	2
Accrued expenses	72,916

Total liabilities	670,252

NET ASSETS	$27,621,148

Net assets were comprised of:
Paid in capital	$25,127,153
Accumulated undistributed net investment income (loss)	200,301
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(98,155)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,391,849

Net assets	$27,621,148

Class IB
Net asset value, offering and redemption price per share, $12,774,758 / 1,165,266 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

Class K
Net asset value, offering and redemption price per share, $14,846,390 / 1,349,297 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.00

(x)	Includes value of securities on loan of $570,768.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $25,032 foreign withholding tax)	$600,503
Securities lending (net)	2,094

Total income	602,597

EXPENSES
Investment management fees	75,380
Custodian fees	43,639
Professional fees	26,952
Distribution fees – Class IB	15,684
Administrative fees	14,827
Printing and mailing expenses	1,151
Trustees’ fees	359
Miscellaneous	5,180

Gross expenses	183,172
Less: Waiver from investment manager	(69,462)

Net expenses	113,710

NET INVESTMENT INCOME (LOSS)	488,887

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	88,161
Foreign currency transactions	5,124

Net realized gain (loss)	93,285

Change in unrealized appreciation (depreciation) on:
Investments	910,409
Foreign currency translations	1,613

Net change in unrealized appreciation (depreciation)	912,022

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,005,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,494,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$488,887	$653,981
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	93,285	(100,952)
Net change in unrealized appreciation (depreciation) on investments, options written, futures, foreign currency translations and swaps	912,022	811,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,494,194	1,364,035

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(82,233)
Class K	—	(162,617)

	—	(244,850)

Distributions from net realized capital gains
Class IB	—	(155,662)
Class K	—	(220,352)

	—	(376,014)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(620,864)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 164,796 and 465,643 shares, respectively ]	1,767,142	5,038,273
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,129 shares, respectively ]	—	237,895
Capital shares repurchased [ (176,284) and (209,935) shares, respectively ]	(1,898,507)	(2,227,955)

Total Class IB transactions	(131,365)	3,048,213

Class K
Capital shares sold [ 106,934 and 317,279 shares, respectively ]	1,152,140	3,316,051
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,297 shares, respectively ]	—	382,969
Capital shares repurchased [ (501,460) and (433,764) shares, respectively ]	(5,451,012)	(4,706,987)

Total Class K transactions	(4,298,872)	(1,007,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,430,237)	2,040,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,936,043)	2,783,417
NET ASSETS:
Beginning of period	30,557,191	27,773,774

End of period (a)	$27,621,148	$30,557,191

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$200,301	$(288,586)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
Class IB		2016	2015		2014
Net asset value, beginning of period	$10.45	$10.17	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.22	0.14		0.16	0.12
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	0.34	0.27	(0.36)		1.44	(0.30)

Total from investment operations	0.51	0.49	(0.22)		1.60	(0.18)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)		(0.65)	(0.09)
Distributions from net realized gains	—	(0.14)	(0.01)		(0.12)	(0.02)
Return of capital	—	—	—		—	(0.08)

Total dividends and distributions	—	(0.21)	(0.07)		(0.77)	(0.19)

Net asset value, end of period	$10.96	$10.45	$10.17		$10.46	$9.63

Total return (b)	4.88%	4.67%	(2.02)%		16.60%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,775	$12,294	$9,155		$5,787	$1,467
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.91%	1.13	%***	1.12%**	1.10%
Before waivers and reimbursements (a)(f)	1.36%	1.41%	1.58	%***	2.04%**	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.14%	2.11%	1.36%		1.52%	1.40	%(l)
Before waivers and reimbursements (a)(f)	2.68%	1.61%	0.91%		0.59%	0.05	%(l)
Portfolio turnover rate (z)^	23%	57%	55%		48%	233%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,				February 8, 2013* to December 31, 2013
Class K		2016	2015		2014
Net asset value, beginning of period	$10.47	$10.20	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.24	0.15		0.19	0.15
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	0.35	0.27	(0.34)		1.44	(0.31)

Total from investment operations	0.53	0.51	(0.19)		1.63	(0.16)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.06)		(0.68)	(0.11)
Distributions from net realized gains	—	(0.14)	(0.01)		(0.12)	(0.02)
Return of capital	—	—	—		—	(0.08)

Total dividends and distributions	—	(0.24)	(0.07)		(0.80)	(0.21)

Net asset value, end of period	$11.00	$10.47	$10.20		$10.46	$9.63

Total return (b)	5.06%	4.81%	(1.73)%		16.91%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,846	$18,263	$18,619		$21,244	$18,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.66%	0.88	%***	0.87%**	0.85%
Before waivers and reimbursements (a)(f)	1.11%	1.16%	1.33	%***	1.69%**	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.31%	2.30%	1.46%		1.79%	1.67	%(l)
Before waivers and reimbursements (a)(f)	2.85%	1.79%	1.02%		0.96%	0.38	%(l)
Portfolio turnover rate (z)^	23%	57%	55%		48%	233%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Interest Expense of 0.02%.
***	Includes Interest Expense of 0.03%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	26.1%
Industrials	14.2
Consumer Discretionary	13.9
Real Estate	11.3
Information Technology	6.1
Energy	5.0
Repurchase Agreements	5.0
Utilities	4.8
Investment Companies	3.7
Consumer Staples	3.6
Health Care	2.8
Materials	2.6
Exchange Traded Funds	2.4
Telecommunication Services	0.4
Closed End Funds	0.1
Cash and Other	(2.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,021.30	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,022.40	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	13,517	$210,865
Cooper Tire & Rubber Co. (x)	8,516	307,428
Cooper-Standard Holdings, Inc.*	2,208	222,721
Dana, Inc.	12,018	268,362
Dorman Products, Inc.*	19,500	1,614,016
Gentherm, Inc.*	1,261	48,927
Modine Manufacturing Co.*	7,869	130,232
Motorcar Parts of America, Inc.*	2,968	83,816
Shiloh Industries, Inc.*	437	5,130
Standard Motor Products, Inc.	1,287	67,207
Stoneridge, Inc.*	4,307	66,371
Superior Industries International, Inc.	3,928	80,720
Tower International, Inc.	3,216	72,199

		3,177,994

Automobiles (0.0%)
Winnebago Industries, Inc.	653	22,855

Distributors (0.0%)
VOXX International Corp. (x)*	3,032	24,862
Weyco Group, Inc.	1,045	29,135

		53,997

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.	9,952	377,678
American Public Education, Inc.*	2,463	58,250
Ascent Capital Group, Inc., Class A*	1,771	27,203
Bridgepoint Education, Inc.*	360	5,314
Cambium Learning Group, Inc.*	1,982	10,049
Capella Education Co.	128	10,957
Career Education Corp.*	10,669	102,422
Carriage Services, Inc.	1,517	40,898
Houghton Mifflin Harcourt Co.*	5,032	61,894
K12, Inc.*	5,384	96,481
Laureate Education, Inc., Class A*	5,691	99,763
Liberty Tax, Inc.	1,007	13,041
Regis Corp.*	5,583	57,337
Weight Watchers International, Inc.*	367	12,265

		973,552

Hotels, Restaurants & Leisure (3.9%)
Belmond Ltd., Class A*	14,812	196,999
Biglari Holdings, Inc.*	167	66,757
Boyd Gaming Corp.	1,247	30,938
Brinker International, Inc. (x)	2,071	78,905
Caesars Acquisition Co., Class A*	8,176	155,753
Caesars Entertainment Corp. (x)*	8,409	100,908
Carrols Restaurant Group, Inc.*	5,535	67,804
Century Casinos, Inc.*	4,360	32,133
Del Frisco’s Restaurant Group, Inc.*	3,501	56,366
Del Taco Restaurants, Inc.*	5,558	76,423
Denny’s Corp.*	3,001	35,322
DineEquity, Inc. (x)	1,214	53,477

Drive Shack, Inc.	3,519	$11,085
El Pollo Loco Holdings, Inc. (x)*	3,438	47,616
Empire Resorts, Inc. (x)*	497	11,878
Fiesta Restaurant Group, Inc.*	3,918	80,907
Fogo De Chao, Inc. (x)*	1,523	21,170
Golden Entertainment, Inc.*	1,700	35,207
ILG, Inc.	15,488	425,764
International Speedway Corp., Class A	3,970	149,074
Intrawest Resorts Holdings, Inc.*	699	16,594
J Alexander’s Holdings, Inc.*	2,004	24,549
Jack in the Box, Inc.	1,057	104,115
La Quinta Holdings, Inc.*	10,684	157,803
Marcus Corp. (The)	658	19,872
Marriott Vacations Worldwide Corp.	455	53,576
Monarch Casino & Resort, Inc.*	1,974	59,714
Nathan’s Famous, Inc.*	49	3,087
Penn National Gaming, Inc.*	11,828	253,118
Pinnacle Entertainment, Inc.*	2,909	57,482
Potbelly Corp.*	2,725	31,338
RCI Hospitality Holdings, Inc.	1,307	31,159
Red Lion Hotels Corp.*	3,873	28,467
Red Robin Gourmet Burgers, Inc.*	134	8,744
Ruby Tuesday, Inc.*	8,687	17,461
Sonic Corp.	2,912	77,139
Speedway Motorsports, Inc.	1,897	34,658
Tropicana Entertainment, Inc.*	117,500	5,005,499
Wendy’s Co. (The)	276,200	4,283,861
Zoe’s Kitchen, Inc. (x)*	2,417	28,786

		12,031,508

Household Durables (1.6%)
AV Homes, Inc. (x)*	1,905	38,195
Bassett Furniture Industries, Inc.	1,551	58,860
Beazer Homes USA, Inc.*	5,170	70,932
Century Communities, Inc.*	2,583	64,058
CSS Industries, Inc.	1,470	38,455
Ethan Allen Interiors, Inc.	4,010	129,523
Flexsteel Industries, Inc.	1,183	64,012
Green Brick Partners, Inc. (x)*	33,619	384,938
Helen of Troy Ltd.*	2,376	223,582
Hovnanian Enterprises, Inc., Class A*	15,717	44,008
KB Home	10,593	253,914
La-Z-Boy, Inc.	4,305	139,913
LGI Homes, Inc. (x)*	972	39,055
Libbey, Inc.	3,656	29,467
Lifetime Brands, Inc.	1,512	27,443
M/I Homes, Inc.*	3,057	87,277
MDC Holdings, Inc.	3,988	140,896
Meritage Homes Corp.*	5,779	243,874
NACCO Industries, Inc., Class A	644	45,627
New Home Co., Inc. (The)*	2,003	22,974
Newell Brands, Inc.	6,800	364,616
PICO Holdings, Inc.*	3,149	55,108
TopBuild Corp.*	2,380	126,307
TRI Pointe Group, Inc.*	153,446	2,023,953
UCP, Inc., Class A*	1,085	11,881
William Lyon Homes, Class A (x)*	3,168	76,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ZAGG, Inc.*	1,339	$11,582

		4,816,926

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	2,950	28,763
FTD Cos., Inc.*	2,749	54,980
Gaia, Inc.*	1,285	14,392
Lands’ End, Inc. (x)*	2,103	31,335
Liberty TripAdvisor Holdings, Inc., Class A*	11,613	134,710
Overstock.com, Inc.*	1,305	21,272

		285,452

Leisure Products (0.2%)
Acushnet Holdings Corp.	3,745	74,301
Black Diamond, Inc.*	3,221	21,420
Callaway Golf Co.	15,087	192,812
Escalade, Inc.	1,720	22,532
Johnson Outdoors, Inc., Class A	739	35,627
Vista Outdoor, Inc.*	9,224	207,632

		554,324

Media (4.5%)
AMC Entertainment Holdings, Inc., Class A (x)	8,874	201,884
Beasley Broadcast Group, Inc., Class A	798	7,820
Central European Media Enterprises Ltd., Class A*	13,224	52,896
Clear Channel Outdoor Holdings, Inc., Class A	5,996	29,081
Daily Journal Corp. (x)*	178	36,718
Emerald Expositions Events, Inc.	2,466	54,005
Entercom Communications Corp., Class A (x)	4,655	48,179
Eros International plc (x)*	2,065	23,644
EW Scripps Co. (The), Class A*	9,299	165,615
Gannett Co., Inc.	18,998	165,663
Global Eagle Entertainment, Inc. (x)*	7,417	26,405
Gray Television, Inc.*	3,644	49,923
Hemisphere Media Group, Inc. (x)*	2,474	29,317
Lions Gate Entertainment Corp., Class B*	162,784	4,277,963
Live Nation Entertainment, Inc.*	185,650	6,469,902
Loral Space & Communications, Inc.*	6,100	253,455
MDC Partners, Inc., Class A (x)	6,603	65,370
Meredith Corp. (x)	6,318	375,605
MSG Networks, Inc., Class A*	9,594	215,385
National CineMedia, Inc.	10,475	77,725
New Media Investment Group, Inc.	8,698	117,249
New York Times Co. (The), Class A	3,929	69,543
Promotora de Informaciones SA (ADR)*	26,310	67,880
Reading International, Inc., Class A*	1,813	29,244
Saga Communications, Inc., Class A	663	30,332

Salem Media Group, Inc.	1,902	$13,504
Scholastic Corp.	4,624	201,560
Time, Inc.	16,330	234,336
Townsquare Media, Inc., Class A*	1,480	15,155
tronc, Inc.*	1,314	16,937

		13,422,295

Multiline Retail (0.1%)
Dillard’s, Inc., Class A (x)	2,468	142,379
Fred’s, Inc., Class A (x)	5,277	48,707
JC Penney Co, Inc. (x)*	49,927	232,160
Sears Holdings Corp. (x)*	1,505	13,334

		436,580

Specialty Retail (1.3%)
Aaron’s, Inc.	10,162	395,302
Abercrombie & Fitch Co., Class A	10,931	135,982
American Eagle Outfitters, Inc.	26,056	313,975
America’s Car-Mart, Inc. (x)*	794	30,887
Ascena Retail Group, Inc. (x)*	27,421	58,955
At Home Group, Inc.*	215	5,007
Barnes & Noble Education, Inc.*	6,039	64,195
Barnes & Noble, Inc.	9,930	75,468
Big 5 Sporting Goods Corp. (x)	3,120	40,716
Boot Barn Holdings, Inc.*	1,808	12,801
Buckle, Inc. (The) (x)	4,615	82,147
Build-A-Bear Workshop, Inc.*	2,144	22,405
Caleres, Inc.	6,644	184,570
Carvana Co. (x)*	2,279	46,651
Cato Corp. (The), Class A	3,883	68,302
Chico’s FAS, Inc.	20,591	193,967
Citi Trends, Inc.	2,231	47,342
Conn’s, Inc. (x)*	2,937	56,097
Container Store Group, Inc. (The)*	2,625	15,540
DSW, Inc., Class A	10,693	189,266
Express, Inc.*	12,372	83,511
Finish Line, Inc. (The), Class A	6,324	89,611
Genesco, Inc.*	3,050	103,395
GNC Holdings, Inc., Class A (x)	11,277	95,065
Group 1 Automotive, Inc.	3,285	208,006
Guess?, Inc.	9,706	124,043
Haverty Furniture Cos., Inc.	2,950	74,045
Hibbett Sports, Inc.*	3,460	71,795
Kirkland’s, Inc.*	2,410	24,775
MarineMax, Inc.*	1,663	32,512
Office Depot, Inc.	81,603	460,241
Party City Holdco, Inc. (x)*	4,156	65,041
Pier 1 Imports, Inc.	13,281	68,928
Rent-A-Center, Inc. (x)	7,013	82,192
Shoe Carnival, Inc.	1,738	36,289
Sonic Automotive, Inc., Class A	4,370	84,997
Tailored Brands, Inc. (x)	5,407	60,342
Tilly’s, Inc., Class A	2,033	20,635
Vitamin Shoppe, Inc.*	3,549	41,346
West Marine, Inc.	2,784	35,774
Zumiez, Inc.*	2,795	34,518

		3,936,636

Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.	2,978	172,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Crocs, Inc.*	3,360	$25,906
Deckers Outdoor Corp.*	4,751	324,303
Delta Apparel, Inc.*	1,091	24,198
Fossil Group, Inc. (x)*	6,795	70,328
G-III Apparel Group Ltd.*	6,913	172,479
Iconix Brand Group, Inc.*	8,205	56,697
Movado Group, Inc.	67,741	1,710,460
Oxford Industries, Inc.	1,619	101,171
Perry Ellis International, Inc.*	2,093	40,730
Sequential Brands Group, Inc. (x)*	6,882	27,459
Unifi, Inc.*	2,482	76,446
Vera Bradley, Inc.*	3,046	29,790

		2,832,870

Total Consumer Discretionary		42,544,989

Consumer Staples (3.6%)
Beverages (0.8%)
Crimson Wine Group Ltd.*	229,940	2,462,657
MGP Ingredients, Inc. (x)	288	14,737

		2,477,394

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,342	148,279
Chefs’ Warehouse, Inc. (The) (x)*	298	3,874
Ingles Markets, Inc., Class A	2,210	73,593
Natural Grocers by Vitamin Cottage, Inc. (x)*	1,600	13,232
Smart & Final Stores, Inc. (x)*	3,669	33,388
SpartanNash Co.	5,995	155,630
SUPERVALU, Inc.*	43,230	142,227
United Natural Foods, Inc.*	8,149	299,068
Village Super Market, Inc., Class A	1,235	32,011
Weis Markets, Inc.	1,522	74,152

		975,454

Food Products (1.2%)
Alico, Inc.	32,698	1,023,448
Cal-Maine Foods, Inc. (x)*	5,011	198,436
Darling Ingredients, Inc.*	26,344	414,655
Dean Foods Co.	13,930	236,810
Farmer Brothers Co.*	1,422	43,016
Fresh Del Monte Produce, Inc.	5,308	270,230
Hostess Brands, Inc.*	12,161	195,792
Landec Corp.*	3,232	47,995
Limoneira Co.	1,315	31,073
Omega Protein Corp.	3,600	64,440
Sanderson Farms, Inc. (x)	3,240	374,706
Seneca Foods Corp., Class A*	1,106	34,341
Snyder’s-Lance, Inc.	13,792	477,479
Tootsie Roll Industries, Inc.	861	30,006

		3,442,427

Household Products (0.1%)
Central Garden & Pet Co.*	1,478	46,986
Central Garden & Pet Co., Class A*	4,946	148,479
HRG Group, Inc.*	1,055	18,684
Oil-Dri Corp. of America	812	34,112
Orchids Paper Products Co. (x)	1,699	22,002

		270,263

Personal Products (1.1%)
Inter Parfums, Inc.	90,538	$3,318,218
Nature’s Sunshine Products, Inc.	1,660	21,995
Nutraceutical International Corp.	1,300	54,145
Revlon, Inc., Class A*	1,414	33,512

		3,427,870

Tobacco (0.1%)
Universal Corp.	3,974	257,117
Vector Group Ltd.	8,330	177,596

		434,713

Total Consumer Staples		11,028,121

Energy (5.0%)
Energy Equipment & Services (2.5%)
Archrock, Inc.	11,021	125,639
Atwood Oceanics, Inc. (x)*	12,403	101,084
Basic Energy Services, Inc. (x)*	2,767	68,898
Bristow Group, Inc. (x)	5,288	40,453
C&J Energy Services, Inc.*	7,412	254,009
CARBO Ceramics, Inc. (x)*	3,612	24,742
Diamond Offshore Drilling, Inc. (x)*	10,351	112,101
Dril-Quip, Inc.*	6,068	296,119
Ensco plc, Class A	48,957	252,618
Era Group, Inc.*	3,234	30,594
Exterran Corp.*	5,007	133,687
Fairmount Santrol Holdings, Inc. (x)*	3,008	11,731
Forum Energy Technologies, Inc. (x)*	11,009	171,740
Frank’s International NV (x)	7,973	66,096
Geospace Technologies Corp.*	1,985	27,453
Gulf Island Fabrication, Inc. (x)	2,054	23,826
Helix Energy Solutions Group, Inc.*	22,419	126,443
Independence Contract Drilling, Inc.*	5,105	19,858
Keane Group, Inc.*	341	5,456
Key Energy Services, Inc. (x)*	1,609	30,957
Mammoth Energy Services, Inc. (x)*	1,255	23,343
Matrix Service Co.*	4,091	38,251
McDermott International, Inc.*	45,291	324,737
Natural Gas Services Group, Inc.*	1,904	47,314
NCS Multistage Holdings, Inc. (x)*	127	3,198
Newpark Resources, Inc.*	13,859	101,864
Noble Corp. plc (x)	39,075	141,452
Oil States International, Inc.*	8,165	221,680
Parker Drilling Co.*	20,543	27,733
PHI, Inc. (Non-Voting)*	1,756	17,139
Pioneer Energy Services Corp.*	12,122	24,850
ProPetro Holding Corp.*	1,381	19,279
Pulse Seismic, Inc.*	100,000	193,000
Rowan Cos. plc, Class A*	18,764	192,143
SEACOR Holdings, Inc.*	2,531	86,813
SEACOR Marine Holdings, Inc. (x)*	2,972	60,510
Seadrill Ltd.*	573	207
Smart Sand, Inc. (x)*	311	2,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Subsea 7 SA (ADR)	251,800	$3,405,848
Superior Energy Services, Inc.*	24,322	253,678
TerraVest Capital, Inc.	300	2,313
Tesco Corp.*	6,960	30,972
TETRA Technologies, Inc.*	18,453	51,484
Unit Corp.*	8,225	154,054
US Silica Holdings, Inc.	5,099	180,964
Willbros Group, Inc.*	6,104	15,077

		7,544,178

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	1,413	2,289
Adams Resources & Energy, Inc.	278	11,420
Alon USA Energy, Inc.	5,184	69,051
Approach Resources, Inc.*	6,343	21,376
Arch Coal, Inc., Class A (x)	3,538	241,645
Ardmore Shipping Corp.	2,411	19,650
Bill Barrett Corp.*	12,023	36,911
Bonanza Creek Energy, Inc.*	2,966	94,052
California Resources Corp. (x)*	6,897	58,969
Callon Petroleum Co.*	32,271	342,394
Clean Energy Fuels Corp. (x)*	21,725	55,182
Cloud Peak Energy, Inc.*	11,881	41,940
Cobalt International Energy, Inc.*	1	3
Contango Oil & Gas Co.*	3,406	22,616
CVR Energy, Inc. (x)	2,530	55,053
Delek US Holdings, Inc.	9,912	262,073
Denbury Resources, Inc. (x)*	63,466	97,103
DHT Holdings, Inc.	13,099	54,361
Dorian LPG Ltd.*	2,977	24,352
Earthstone Energy, Inc. (x)*	1,430	14,314
Eclipse Resources Corp.*	13,534	38,707
Energy XXI Gulf Coast, Inc. (x)*	3,956	73,463
EP Energy Corp., Class A (x)*	5,731	20,975
EXCO Resources, Inc. (x)*	2	5
Frontline Ltd. (x)	12,625	72,341
GasLog Ltd. (x)	6,746	102,877
Gastar Exploration, Inc. (x)*	15,099	13,982
Gener8 Maritime, Inc.*	7,532	42,857
Golar LNG Ltd. (x)	15,243	339,157
Green Plains, Inc.	6,102	125,396
Halcon Resources Corp. (x)*	9,700	44,038
Hallador Energy Co.	2,331	18,112
International Seaways, Inc.*	4,625	100,224
Jones Energy, Inc., Class A (x)*	6,606	10,570
Midstates Petroleum Co., Inc.*	1,807	22,895
Navigator Holdings Ltd.*	10,800	89,640
Navios Maritime Acquisition Corp.	13,751	20,214
Nordic American Tankers Ltd. (x)	16,414	104,065
Oasis Petroleum, Inc.*	37,685	303,364
Overseas Shipholding Group, Inc., Class A*	7,439	19,788
Pacific Ethanol, Inc.*	6,562	41,013
Panhandle Oil and Gas, Inc., Class A	1,045	24,140
Par Pacific Holdings, Inc. (x)*	32,748	590,773
PDC Energy, Inc.*	10,526	453,775
Peabody Energy Corp.*	7,753	189,561
Penn Virginia Corp. (x)*	246	9,041
Permian Basin Royalty Trust	197,880	1,721,555

Renewable Energy Group, Inc. (x)*	6,098	$78,969
Resolute Energy Corp. (x)*	3,261	97,080
REX American Resources Corp.*	939	90,670
Ring Energy, Inc.*	337	4,381
Rosehill Resources, Inc.*	356	2,969
SandRidge Energy, Inc. (x)*	5,456	93,898
Scorpio Tankers, Inc.	27,154	107,801
SemGroup Corp., Class A	10,743	290,061
Ship Finance International Ltd. (x)	9,990	135,864
SilverBow Resources, Inc.*	898	23,492
SRC Energy, Inc. (x)*	28,428	191,320
Stone Energy Corp. (x)*	3,090	56,794
Teekay Corp.	8,725	58,196
Teekay Tankers Ltd., Class A	20,574	38,679
Ultra Petroleum Corp. (x)*	28,369	307,804
W&T Offshore, Inc. (x)*	14,233	27,897
Westmoreland Coal Co.*	2,231	10,865
WildHorse Resource Development Corp. (x)*	3,135	38,780

		7,772,802

Total Energy		15,316,980

Financials (26.1%)
Banks (9.5%)
1st Source Corp.	2,547	122,103
Access National Corp.	2,183	57,893
ACNB Corp.	996	30,378
Allegiance Bancshares, Inc.*	547	20,950
American National Bankshares, Inc.	1,276	47,148
Ameris Bancorp	1,387	66,853
Ames National Corp.	1,314	40,208
Arrow Financial Corp.	1,886	59,692
Atlantic Capital Bancshares, Inc.*	2,726	51,794
Banc of California, Inc. (x)	7,100	152,650
BancFirst Corp.	1,325	127,995
Banco Latinoamericano de Comercio Exterior SA, Class E	5,000	136,900
Bancorp, Inc. (The)*	7,907	59,935
BancorpSouth, Inc.	13,759	419,650
Bank of Commerce Holdings (x)	2,341	25,868
Bank of Marin Bancorp	950	58,473
Bank of NT Butterfield & Son Ltd. (The)	2,466	84,091
Bankwell Financial Group, Inc.	804	25,109
Banner Corp.	5,260	297,243
Bar Harbor Bankshares	2,454	75,632
BCB Bancorp, Inc.	1,573	24,067
Berkshire Hills Bancorp, Inc.	5,724	201,199
Blue Hills Bancorp, Inc.	1,974	35,335
Boston Private Financial Holdings, Inc.	13,374	205,291
Bridge Bancorp, Inc.	3,044	101,365
Brookline Bancorp, Inc.	12,127	177,054
Bryn Mawr Bank Corp.	2,653	112,753
BSB Bancorp, Inc.*	1,083	31,678
C&F Financial Corp.	548	25,701
Cadence BanCorp*	1,391	30,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

California First National Bancorp	315	$5,938
Camden National Corp.	2,437	104,572
Capital Bank Financial Corp., Class A	4,640	176,784
Capital City Bank Group, Inc.	1,730	35,327
Capstar Financial Holdings, Inc.*	958	16,995
Carolina Financial Corp.	691	22,333
Cathay General Bancorp	12,030	456,539
CenterState Banks, Inc.	8,573	213,125
Central Pacific Financial Corp.	4,384	137,964
Central Valley Community Bancorp	1,482	32,841
Century Bancorp, Inc., Class A	466	29,638
Chemical Financial Corp.	11,329	548,436
Chemung Financial Corp.	521	21,298
Citizens & Northern Corp.	1,933	44,962
City Holding Co.	2,426	159,801
Civista Bancshares, Inc.	1,524	31,821
CNB Financial Corp. (x)	2,349	56,306
CoBiz Financial, Inc.	5,436	94,586
Codorus Valley Bancorp, Inc. (x)	1,251	35,528
Columbia Banking System, Inc.	9,297	370,485
Commerce Union Bancshares, Inc. (x)	1,073	25,613
Community Bank System, Inc.	7,866	438,687
Community Bankers Trust Corp. (x)*	3,291	27,151
Community Financial Corp. (The)	603	23,216
Community Trust Bancorp, Inc.	2,429	106,269
ConnectOne Bancorp, Inc.	3,504	79,015
County Bancorp, Inc.	712	17,088
CU Bancorp*	2,277	82,314
Customers Bancorp, Inc.*	4,567	129,155
CVB Financial Corp.	16,522	370,588
DNB Financial Corp. (x)	467	16,018
Eagle Bancorp, Inc.*	987	62,477
Enterprise Bancorp, Inc.	1,516	53,879
Enterprise Financial Services Corp.	3,571	145,697
Equity Bancshares, Inc., Class A*	1,129	34,593
Evans Bancorp, Inc. (x)	726	29,004
Farmers & Merchants Bancorp, Inc.	639	39,618
Farmers Capital Bank Corp.	1,155	44,525
Farmers National Banc Corp.	3,931	57,000
FB Financial Corp. (x)*	548	19,832
FCB Financial Holdings, Inc., Class A*	5,655	270,026
Fidelity Southern Corp.	3,483	79,621
Financial Institutions, Inc.	2,204	65,679
First Bancorp (Nasdaq Stock Exchange)	3,879	121,258
First Bancorp (Quotrix Stock Exchange)*	26,926	155,902
First Bancorp, Inc.	1,669	45,163
First Bancshares, Inc. (The) (x)	1,330	36,708
First Busey Corp.	5,187	152,083
First Business Financial Services, Inc.	1,368	31,573
First Citizens BancShares, Inc., Class A	1,185	441,650

First Commonwealth Financial Corp.	15,487	$196,375
First Community Bancshares, Inc.	2,629	71,903
First Community Financial Partners, Inc.*	2,117	27,309
First Connecticut Bancorp, Inc.	1,697	43,528
First Financial Bancorp	9,843	272,651
First Financial Bankshares, Inc.	3,540	156,468
First Financial Corp.	1,675	79,228
First Financial Northwest, Inc.	1,123	18,114
First Foundation, Inc.*	3,041	49,964
First Guaranty Bancshares, Inc. (x)	582	15,854
First Internet Bancorp	1,015	28,471
First Interstate BancSystem, Inc., Class A	4,104	152,669
First Merchants Corp.	6,545	262,716
First Mid-Illinois Bancshares, Inc.	1,626	55,674
First Midwest Bancorp, Inc.	16,323	380,489
First Northwest Bancorp*	1,707	26,919
First of Long Island Corp. (The)	3,033	86,744
Flushing Financial Corp.	4,486	126,460
FNB Bancorp (x)	799	21,941
Franklin Financial Network, Inc.*	1,413	58,286
Fulton Financial Corp.	27,296	518,623
German American Bancorp, Inc.	3,384	115,361
Glacier Bancorp, Inc.	10,301	377,120
Great Southern Bancorp, Inc.	1,732	92,662
Great Western Bancorp, Inc.	9,466	386,307
Green Bancorp, Inc.*	2,709	52,555
Guaranty Bancorp	2,999	81,573
Hancock Holding Co.	13,452	659,147
Hanmi Financial Corp.	5,085	144,668
HarborOne Bancorp, Inc.*	1,072	21,397
Heartland Financial USA, Inc.	3,902	183,784
Heritage Commerce Corp.	5,245	72,276
Heritage Financial Corp.	4,706	124,709
Hilltop Holdings, Inc.	12,036	315,464
Home BancShares, Inc.	1,257	31,299
HomeTrust Bancshares, Inc.*	2,648	64,611
Hope Bancorp, Inc.	20,747	386,932
Horizon Bancorp	3,384	89,168
Howard Bancorp, Inc. (x)*	1,108	21,329
IBERIABANK Corp.	8,087	659,090
Independent Bank Corp. (Berlin Stock Exchange)	3,235	70,361
Independent Bank Corp. (Nasdaq Stock Exchange)	4,252	283,396
Independent Bank Group, Inc.	2,825	168,088
International Bancshares Corp.	8,673	303,989
Investar Holding Corp. (x)	882	20,198
Investors Bancorp, Inc.	41,592	555,668
Lakeland Bancorp, Inc.	7,116	134,137
Lakeland Financial Corp.	3,215	147,504
LCNB Corp.	1,426	28,520
LegacyTexas Financial Group, Inc.	4,420	168,535
Macatawa Bank Corp.	4,100	39,114
MainSource Financial Group, Inc.	3,927	131,594
MB Financial, Inc.	11,868	522,666
MBT Financial Corp.	2,679	25,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mercantile Bank Corp.	2,524	$79,456
Middlefield Banc Corp.	416	20,966
Midland States Bancorp, Inc.	2,286	76,627
MidSouth Bancorp, Inc. (x)	1,292	15,181
MidWestOne Financial Group, Inc.	1,777	60,223
MutualFirst Financial, Inc.	1,005	35,879
National Bank Holdings Corp., Class A	2,576	85,291
National Bankshares, Inc. (x)	1,049	42,799
National Commerce Corp.*	914	36,149
NBT Bancorp, Inc.	6,812	251,703
Nicolet Bankshares, Inc.*	1,429	78,181
Northrim BanCorp, Inc.	1,127	34,261
Norwood Financial Corp. (x)	604	25,519
OFG Bancorp	6,842	68,420
Ohio Valley Banc Corp. (x)	617	22,243
Old Line Bancshares, Inc.	1,233	34,746
Old National Bancorp	21,531	371,410
Old Point Financial Corp. (x)	525	17,262
Old Second Bancorp, Inc.	4,621	53,373
Opus Bank	1,127	27,273
Orrstown Financial Services, Inc.	1,066	24,358
Pacific Continental Corp.	1,674	42,771
Pacific Mercantile Bancorp*	2,591	22,801
Pacific Premier Bancorp, Inc.*	4,098	151,216
Paragon Commercial Corp. (x)*	594	31,167
Park National Corp.	2,158	223,828
Park Sterling Corp.	5,394	64,081
Parke Bancorp, Inc.	866	19,398
Peapack Gladstone Financial Corp.	2,638	82,543
Penns Woods Bancorp, Inc.	766	31,544
Peoples Bancorp of North Carolina, Inc. (x)	641	20,256
Peoples Bancorp, Inc.	2,644	84,952
Peoples Financial Services Corp.	1,073	46,922
People’s Utah Bancorp	1,840	49,312
Premier Financial Bancorp, Inc.	1,425	29,369
QCR Holdings, Inc.	1,908	90,439
Renasant Corp.	6,907	302,112
Republic Bancorp, Inc., Class A	1,523	54,371
Republic First Bancorp, Inc. (x)*	6,003	55,528
S&T Bancorp, Inc.	5,496	197,087
Sandy Spring Bancorp, Inc.	3,733	151,784
Seacoast Banking Corp. of Florida*	6,407	154,409
Shore Bancshares, Inc.	1,923	31,633
Sierra Bancorp	1,944	47,725
Simmons First National Corp., Class A	4,836	255,824
SmartFinancial, Inc. (x)*	1,115	26,626
South State Corp.	4,613	395,334
Southern First Bancshares, Inc.*	1,053	39,014
Southern National Bancorp of Virginia, Inc.	2,961	52,114
Southside Bancshares, Inc.	4,468	156,110
Southwest Bancorp, Inc.	2,812	71,847
State Bank Financial Corp.	5,993	162,530
Sterling Bancorp	21,125	491,155
Stock Yards Bancorp, Inc.	3,469	134,944

Stonegate Bank	1,787	$82,524
Summit Financial Group, Inc.	1,719	37,818
Sun Bancorp, Inc.	1,674	41,264
Sunshine Bancorp, Inc.*	1,003	21,374
Texas Capital Bancshares, Inc.*	1,869	144,661
Tompkins Financial Corp.	2,234	175,860
Towne Bank	9,006	277,385
TriCo Bancshares	3,231	113,570
TriState Capital Holdings, Inc.*	2,581	65,041
Triumph Bancorp, Inc.*	2,471	60,663
Trustmark Corp.	10,700	344,112
Two River Bancorp	1,081	20,096
UMB Financial Corp.	7,219	540,413
Umpqua Holdings Corp.	35,483	651,467
Union Bankshares Corp.	6,881	233,266
Union Bankshares, Inc.	65	3,088
United Bankshares, Inc. (x)	16,037	628,649
United Community Banks, Inc.	11,289	313,834
United Security Bancshares (x)	1,958	18,112
Unity Bancorp, Inc. (x)	1,159	19,935
Univest Corp. of Pennsylvania	4,146	124,173
Valley National Bancorp	41,502	490,139
Veritex Holdings, Inc.*	1,547	40,733
Washington Trust Bancorp, Inc.	2,397	123,565
WashingtonFirst Bankshares, Inc.	1,534	52,969
WesBanco, Inc.	6,728	266,025
West Bancorp, Inc.	2,001	47,324
Westamerica Bancorp (x)	4,086	228,979
Wintrust Financial Corp.	8,848	676,340
Xenith Bankshares, Inc.*	791	24,568

		28,931,731

Capital Markets (3.7%)
Actua Corp.*	4,937	69,365
Arlington Asset Investment Corp., Class A (x)	3,815	52,151
Associated Capital Group, Inc., Class A	189,929	6,457,586
B. Riley Financial, Inc.	2,121	39,345
BGC Partners, Inc., Class A	200	2,528
Clarke, Inc. (x)*	58,700	505,160
Cowen, Inc. (x)*	4,160	67,600
Donnelley Financial Solutions, Inc.*	506	11,618
Dundee Corp., Class A*	150,000	329,055
Federated Investors, Inc., Class B	14,600	412,450
Fifth Street Asset Management, Inc.	876	4,249
GAIN Capital Holdings, Inc.	5,853	36,464
GAMCO Investors, Inc., Class A	54,539	1,614,354
Greenhill & Co., Inc. (x)	4,535	91,154
Hamilton Lane, Inc., Class A	882	19,395
INTL. FCStone, Inc.*	2,427	91,644
Investment Technology Group, Inc.	4,477	95,091
KCG Holdings, Inc., Class A*	7,179	143,149
Ladenburg Thalmann Financial Services, Inc. (x)*	15,002	36,605
Medley Management, Inc., Class A	1,066	6,929
Oppenheimer Holdings, Inc., Class A	1,435	23,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Piper Jaffray Cos.	2,195	$131,590
PJT Partners, Inc., Class A	2,968	119,373
Pzena Investment Management, Inc., Class A	609	6,187
Safeguard Scientifics, Inc.*	3,390	40,341
Senvest Capital, Inc.*	1,110	177,610
Stifel Financial Corp.*	10,663	490,285
Value Line, Inc.	210	3,843
Virtus Investment Partners, Inc.	935	103,738
Waddell & Reed Financial, Inc., Class A (x)	11,677	220,462
Wins Finance Holdings, Inc. (x)*†	220	41,580

		11,444,435

Consumer Finance (0.3%)
Elevate Credit, Inc.*	2,173	17,210
Encore Capital Group, Inc. (x)*	3,862	155,059
Enova International, Inc.*	3,671	54,514
EZCORP, Inc., Class A*	7,890	60,753
FirstCash, Inc.	6,175	360,003
LendingClub Corp.*	4,459	24,569
Nelnet, Inc., Class A	3,204	150,620
PRA Group, Inc.*	2,991	113,359
Regional Management Corp.*	1,498	35,398
World Acceptance Corp. (x)*	959	71,839

		1,043,324

Diversified Financial Services (7.4%)
FNFV Group*	10,403	164,367
Marlin Business Services Corp.	907	22,811
NewStar Financial, Inc.	4,084	42,882
On Deck Capital, Inc. (x)*	7,805	36,371
Onex Corp.	46,500	3,690,031
Texas Pacific Land Trust	62,144	18,256,665
Tiptree, Inc.	4,197	29,589

		22,242,716

Insurance (2.3%)
Ambac Financial Group, Inc.*	7,300	126,655
American Equity Investment Life Holding Co.	13,819	363,163
AMERISAFE, Inc.	2,741	156,100
AmTrust Financial Services, Inc. (x)	13,787	208,735
Argo Group International Holdings Ltd.	4,673	283,184
Atlas Financial Holdings, Inc.*	995	14,826
Baldwin & Lyons, Inc., Class B	1,679	41,136
Blue Capital Reinsurance Holdings Ltd.	1,334	24,412
Citizens, Inc. (x)*	7,368	54,376
CNO Financial Group, Inc.	27,406	572,236
Crawford & Co., Class B	336	3,125
Donegal Group, Inc., Class A	1,557	24,756
eHealth, Inc.*	242	4,550
EMC Insurance Group, Inc.	1,481	41,142
Employers Holdings, Inc.	5,102	215,815
Enstar Group Ltd.*	1,815	360,550
FBL Financial Group, Inc., Class A	1,568	96,432
Federated National Holding Co.	2,162	34,592
Fidelity & Guaranty Life	1,825	56,666

Genworth Financial, Inc., Class A*	80,247	$302,531
Global Indemnity Ltd.*	1,353	52,456
Greenlight Capital Re Ltd., Class A*	53,950	1,127,554
Hallmark Financial Services, Inc.*	2,180	24,569
HCI Group, Inc. (x)	586	27,530
Heritage Insurance Holdings, Inc.	3,868	50,361
Horace Mann Educators Corp.	6,605	249,669
Independence Holding Co.	950	19,428
Infinity Property & Casualty Corp.	1,521	142,974
Investors Title Co.	57	11,026
James River Group Holdings Ltd.	3,030	120,382
Kemper Corp.	6,294	242,948
Kingstone Cos., Inc.	1,535	23,486
Maiden Holdings Ltd.	9,494	105,383
MBIA, Inc.*	20,169	190,194
National General Holdings Corp.	3,152	66,507
National Western Life Group, Inc., Class A	358	114,424
Navigators Group, Inc. (The)	3,342	183,476
NI Holdings, Inc. (x)*	1,723	30,807
OneBeacon Insurance Group Ltd., Class A	3,374	61,508
RLI Corp.	1,048	57,242
Safety Insurance Group, Inc.	2,354	160,778
Selective Insurance Group, Inc.	9,207	460,810
State Auto Financial Corp.	2,582	66,435
State National Cos., Inc.	425	7,812
Stewart Information Services Corp.	3,284	149,028
Third Point Reinsurance Ltd.*	6,369	88,529
United Fire Group, Inc.	3,505	154,430
United Insurance Holdings Corp.	786	12,364
Universal Insurance Holdings, Inc. (x)	1,411	35,557
WMIH Corp.*	31,558	39,448

		7,062,097

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AG Mortgage Investment Trust, Inc. (REIT)	4,754	86,998
Anworth Mortgage Asset Corp. (REIT)	16,153	97,080
Apollo Commercial Real Estate Finance, Inc. (REIT)	15,039	278,973
Ares Commercial Real Estate Corp. (REIT)	4,819	63,081
ARMOUR Residential REIT, Inc. (REIT)	6,093	152,325
Capstead Mortgage Corp. (REIT)	15,235	158,901
Cherry Hill Mortgage Investment Corp. (REIT)	2,273	41,982
CYS Investments, Inc. (REIT)	24,992	210,183
Dynex Capital, Inc. (REIT)	8,411	59,718
Ellington Residential Mortgage REIT (REIT) (x)	1,821	26,696
Great Ajax Corp. (REIT) (x)	3,035	42,429
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	7,888	180,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Mortgage Capital, Inc. (REIT)	18,344	$306,529
KKR Real Estate Finance Trust, Inc. (REIT) (x)	1,765	37,948
Ladder Capital Corp. (REIT)	11,769	157,822
MTGE Investment Corp. (REIT)	7,333	137,860
New York Mortgage Trust, Inc. (REIT) (x)	17,292	107,556
Orchid Island Capital, Inc. (REIT) (x)	4,004	39,479
Owens Realty Mortgage, Inc. (REIT)	1,665	28,238
PennyMac Mortgage Investment Trust (REIT)‡	10,882	199,032
Redwood Trust, Inc. (REIT)	12,638	215,352
Resource Capital Corp. (REIT) (x)	4,737	48,175
Sutherland Asset Management Corp. (REIT) (x)	3,178	47,193
Western Asset Mortgage Capital Corp. (REIT)	7,085	72,976

		2,796,925

Thrifts & Mortgage Finance (2.0%)
ASB Bancorp, Inc. (x)*	433	19,030
Astoria Financial Corp.	14,957	301,384
Bank Mutual Corp.	6,886	63,007
BankFinancial Corp.	2,334	34,823
Bear State Financial, Inc.	3,060	28,948
Beneficial Bancorp, Inc.	11,131	166,965
BofI Holding, Inc. (x)*	5,599	132,808
Capitol Federal Financial, Inc.	20,665	293,650
Charter Financial Corp.	1,550	27,900
Clifton Bancorp, Inc.	3,304	54,615
Dime Community Bancshares, Inc.	5,184	101,606
Entegra Financial Corp. (x)*	1,013	23,046
ESSA Bancorp, Inc.	1,596	23,493
Federal Agricultural Mortgage Corp., Class C	1,425	92,198
First Defiance Financial Corp.	1,596	84,077
Flagstar Bancorp, Inc.*	3,452	106,391
Greene County Bancorp, Inc. (x)	107	2,910
Hingham Institution for Savings	106	19,285
Home Bancorp, Inc.	921	39,161
HomeStreet, Inc.*	4,685	129,657
Impac Mortgage Holdings, Inc. (x)*	1,597	24,163
Kearny Financial Corp.	13,571	201,529
Malvern Bancorp, Inc. (x)*	1,014	24,285
Meridian Bancorp, Inc.	6,386	107,923
Meta Financial Group, Inc.	1,301	115,789
MGIC Investment Corp.*	59,369	664,932
Nationstar Mortgage Holdings, Inc.*	4,745	84,888
NMI Holdings, Inc., Class A*	7,855	89,940
Northfield Bancorp, Inc.	6,236	106,947
Northwest Bancshares, Inc.	15,272	238,396
OceanFirst Financial Corp.	5,057	137,146
Oconee Federal Financial Corp. (x)	139	3,863
Ocwen Financial Corp. (x)*	15,534	41,786

Oritani Financial Corp.	6,561	$111,865
PCSB Financial Corp. (x)*	2,912	49,679
PennyMac Financial Services, Inc., Class A*‡	936	15,631
PHH Corp.*	8,379	115,379
Provident Bancorp, Inc.*	681	15,323
Provident Financial Holdings, Inc.	1,108	21,329
Provident Financial Services, Inc.	9,951	252,556
Prudential Bancorp, Inc.	1,241	22,537
Radian Group, Inc.	34,776	568,588
Riverview Bancorp, Inc. (x)	3,021	20,059
SI Financial Group, Inc.	1,879	30,252
Southern Missouri Bancorp, Inc.	877	28,292
Territorial Bancorp, Inc.	1,279	39,892
Timberland Bancorp, Inc. (x)	974	24,613
TrustCo Bank Corp.	15,008	116,312
United Community Financial Corp.	7,803	64,843
United Financial Bancorp, Inc.	8,217	137,142
Walker & Dunlop, Inc.*	655	31,984
Washington Federal, Inc.	14,281	474,129
Waterstone Financial, Inc.	3,745	70,593
Western New England Bancorp, Inc.	3,981	40,407
WSFS Financial Corp.	3,548	160,902

		5,998,848

Total Financials		79,520,076

Health Care (2.8%)
Biotechnology (1.1%)
Abeona Therapeutics, Inc. (x)*	3,796	24,294
Acceleron Pharma, Inc.*	870	26,439
Achillion Pharmaceuticals, Inc.*	18,638	85,548
Acorda Therapeutics, Inc.*	6,018	118,555
Adamas Pharmaceuticals, Inc. (x)*	1,092	19,099
Advaxis, Inc. (x)*	506	3,284
Agenus, Inc.*	2,124	8,305
Alder Biopharmaceuticals, Inc.*	6,246	71,517
AMAG Pharmaceuticals, Inc.*	5,656	104,070
Ardelyx, Inc.*	5,165	26,342
Array BioPharma, Inc.*	3,351	28,048
Atara Biotherapeutics, Inc. (x)*	4,022	56,308
Audentes Therapeutics, Inc. (x)*	170	3,252
Bellicum Pharmaceuticals, Inc. (x)*	1,218	14,226
BioCryst Pharmaceuticals, Inc. (x)*	2,044	11,365
Biohaven Pharmaceutical Holding Co. Ltd.*	210	5,250
BioTime, Inc.*	11,947	37,633
Bluebird Bio, Inc.*	4,356	457,597
Cara Therapeutics, Inc. (x)*	606	9,326
Cascadian Therapeutics, Inc. (x)*	5,186	19,266
Celldex Therapeutics, Inc. (x)*	19,051	47,056
Chimerix, Inc.*	7,425	40,466
Concert Pharmaceuticals, Inc. (x)*	1,671	23,310
Corvus Pharmaceuticals, Inc. (x)*	1,276	15,440
Dynavax Technologies Corp.*	7,218	69,654
Editas Medicine, Inc. (x)*	1,551	26,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Emergent BioSolutions, Inc.*	2,794	$94,745
Enanta Pharmaceuticals, Inc.*	2,487	89,482
Epizyme, Inc. (x)*	1,689	25,504
Fate Therapeutics, Inc. (x)*	4,249	13,767
Five Prime Therapeutics, Inc.*	4,331	130,406
Genocea Biosciences, Inc.*	595	3,106
Heron Therapeutics, Inc.*	1,065	14,750
Idera Pharmaceuticals, Inc.*	1,079	1,856
Immune Design Corp.*	2,295	22,376
Immunomedics, Inc. (x)*	10,062	88,847
Insmed, Inc.*	1,331	22,840
Intellia Therapeutics, Inc.*	2,247	35,952
Iovance Biotherapeutics, Inc.*	7,700	56,595
Karyopharm Therapeutics, Inc.*	4,133	37,404
Kindred Biosciences, Inc. (x)*	2,841	24,433
MacroGenics, Inc.*	3,763	65,890
MediciNova, Inc. (x)*	578	3,040
Merrimack Pharmaceuticals, Inc. (x)	7,897	9,792
Minerva Neurosciences, Inc.*	545	4,823
Miragen Therapeutics, Inc. (x)*	302	3,905
Momenta Pharmaceuticals, Inc.*	8,823	149,109
Myriad Genetics, Inc. (x)*	10,265	265,248
NantKwest, Inc. (x)*	4,786	36,326
Novavax, Inc. (x)*	27,950	32,143
Novelion Therapeutics, Inc.*	2,253	20,795
Nymox Pharmaceutical Corp.*	2,673	11,761
Otonomy, Inc.*	4,450	83,883
PDL BioPharma, Inc.*	25,444	62,847
Portola Pharmaceuticals, Inc.*	580	32,579
Protagonist Therapeutics, Inc. (x)*	797	9,014
Prothena Corp. plc (x)*	1,365	73,874
PTC Therapeutics, Inc. (x)*	1,021	18,715
Recro Pharma, Inc. (x)*	1,885	13,252
REGENXBIO, Inc.*	3,139	61,995
Retrophin, Inc.*	6,065	117,600
Sarepta Therapeutics, Inc.*	1,965	66,240
Spectrum Pharmaceuticals, Inc.*	12,345	91,970
Stemline Therapeutics, Inc. (x)*	3,098	28,502
Syndax Pharmaceuticals, Inc.*	65	908
Tocagen, Inc. (x)*	205	2,466
Trevena, Inc.*	8,083	18,591
Voyager Therapeutics, Inc. (x)*	2,293	20,545

		3,319,552

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,992	144,719
AngioDynamics, Inc.*	5,769	93,515
Anika Therapeutics, Inc.*	380	18,749
Cerus Corp. (x)*	2,284	5,733
ConforMIS, Inc.*	4,089	17,542
CONMED Corp.	4,382	223,219
CryoLife, Inc.*	1,651	32,937
Exactech, Inc.*	1,638	48,812
FONAR Corp.*	112	3,108
Haemonetics Corp.*	1,586	62,631
Halyard Health, Inc.*	7,520	295,385
ICU Medical, Inc.*	697	120,233
Integer Holdings Corp.*	4,967	214,823
Invacare Corp.	5,016	66,211
Lantheus Holdings, Inc.*	320	5,648

LivaNova plc*	7,756	$474,744
Meridian Bioscience, Inc.	958	15,089
Obalon Therapeutics, Inc. (x)*	471	4,668
OraSure Technologies, Inc.*	495	8,544
Orthofix International NV*	2,212	102,814
Quotient Ltd.*	1,542	11,349
Rockwell Medical, Inc. (x)*	717	5,686
RTI Surgical, Inc.*	1,985	11,612
Sientra, Inc. (x)*	2,148	20,879
Utah Medical Products, Inc.	65	4,706

		2,013,356

Health Care Providers & Services (0.5%)
AAC Holdings, Inc. (x)*	1,995	13,825
Aceto Corp.	4,715	72,847
Almost Family, Inc.*	1,537	94,756
American Renal Associates Holdings, Inc. (x)*	197	3,654
BioScrip, Inc. (x)*	16,923	45,946
Community Health Systems, Inc.*	15,319	152,577
Cross Country Healthcare, Inc.*	2,994	38,653
Diplomat Pharmacy, Inc.*	7,671	113,531
Ensign Group, Inc. (The)	3,191	69,468
Kindred Healthcare, Inc.	13,401	156,121
LHC Group, Inc.*	164	11,134
Magellan Health, Inc.*	1,062	77,420
National HealthCare Corp.	1,825	128,006
National Research Corp., Class A	164	4,412
Owens & Minor, Inc.	9,765	314,334
PharMerica Corp.*	4,758	124,898
Providence Service Corp. (The)*	329	16,651
R1 RCM, Inc. (x)*	1,852	6,945
Tivity Health, Inc.*	1,957	77,986
Triple-S Management Corp., Class B*	2,915	49,293

		1,572,457

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	29,035	370,487
Computer Programs & Systems, Inc.	900	29,520
Evolent Health, Inc., Class A*	4,767	120,843
HMS Holdings Corp.*	1,722	31,857
NantHealth, Inc. (x)*	2,723	11,518
Quality Systems, Inc.*	2,962	50,976

		615,201

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc. (x)*	236	6,455
Enzo Biochem, Inc.*	414	4,571
Luminex Corp.	3,682	77,763
Medpace Holdings, Inc.*	1,157	33,553
NanoString Technologies, Inc. (x)*	1,710	28,283

		150,625

Pharmaceuticals (0.3%)
Aratana Therapeutics, Inc. (x)*	460	3,326
Cempra, Inc.*	7,099	32,655
Clearside Biomedical, Inc. (x)*	1,422	12,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Collegium Pharmaceutical, Inc. (x)*	3,392	$42,434
Dermira, Inc.*	1,093	31,850
Horizon Pharma plc*	26,064	309,381
Impax Laboratories, Inc.*	11,736	188,950
Intra-Cellular Therapies, Inc. (x)*	5,389	66,931
Lannett Co., Inc. (x)*	4,593	93,697
Medicines Co. (The) (x)*	879	33,411
MyoKardia, Inc. (x)*	219	2,869
Neos Therapeutics, Inc.*	341	2,489
Phibro Animal Health Corp., Class A	142	5,261
SciClone Pharmaceuticals, Inc.*	5,434	59,774
Sucampo Pharmaceuticals, Inc., Class A*	698	7,329
Tetraphase Pharmaceuticals, Inc.*	5,823	41,518
Zogenix, Inc.*	956	13,862

		948,691

Total Health Care		8,619,882

Industrials (11.8%)
Aerospace & Defense (0.9%)
AAR Corp.	5,155	179,188
Aerovironment, Inc.*	3,341	127,626
Cubic Corp.	4,009	185,617
Curtiss-Wright Corp.	1,812	166,305
DigitalGlobe, Inc.*	9,945	331,169
Ducommun, Inc.*	1,655	52,265
Engility Holdings, Inc.*	2,847	80,855
Esterline Technologies Corp.*	4,194	397,590
KeyW Holding Corp. (The) (x)*	7,762	72,575
KLX, Inc.*	8,300	414,999
Kratos Defense & Security Solutions, Inc.*	7,042	83,589
Mercury Systems, Inc.*	584	24,581
Moog, Inc., Class A*	4,646	333,211
National Presto Industries, Inc.	780	86,190
Sparton Corp. (x)*	1,478	32,501
Triumph Group, Inc.	7,828	247,365
Vectrus, Inc.*	1,377	44,505

		2,860,131

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	3,703	193,111
Echo Global Logistics, Inc.*	4,508	89,709
Hub Group, Inc., Class A*	5,173	198,385
Park-Ohio Holdings Corp.	1,437	54,750

		535,955

Airlines (0.1%)
Hawaiian Holdings, Inc.*	824	38,687
SkyWest, Inc.	8,086	283,818

		322,505

Building Products (0.2%)
Armstrong Flooring, Inc.*	3,692	66,345
Caesarstone Ltd.*	1,307	45,810
CSW Industrials, Inc.*	1,359	52,525
Gibraltar Industries, Inc.*	5,043	179,783
Griffon Corp.	693	15,211

Insteel Industries, Inc.	291	$9,594
Quanex Building Products Corp.	5,057	106,956
Simpson Manufacturing Co., Inc.	5,618	245,564
Universal Forest Products, Inc.	391	34,138

		755,926

Commercial Services & Supplies (2.8%)
ABM Industries, Inc.	4,385	182,065
ACCO Brands Corp.*	17,320	201,778
ARC Document Solutions, Inc.*	6,522	27,132
Brady Corp., Class A	1,649	55,901
Casella Waste Systems, Inc., Class A*	5,054	82,936
CECO Environmental Corp.	4,911	45,083
Civeo Corp. (x)*	3,075,938	6,459,470
CompX International, Inc.	265	4,041
Ennis, Inc.	4,244	81,060
Essendant, Inc.	5,876	87,141
Heritage-Crystal Clean, Inc.*	1,032	16,409
Herman Miller, Inc.	1,399	42,530
InnerWorkings, Inc.*	818	9,489
Interface, Inc.	1,099	21,595
Kimball International, Inc., Class B	680	11,349
Knoll, Inc.	534	10,707
LSC Communications, Inc.	5,450	116,630
McGrath RentCorp	3,510	121,551
Mobile Mini, Inc.	7,046	210,323
NL Industries, Inc.*	1,334	9,405
Quad/Graphics, Inc.	2,380	54,550
RR Donnelley & Sons Co.	7,548	94,652
SP Plus Corp.*	1,916	58,534
Steelcase, Inc., Class A	2,597	36,358
Team, Inc.*	2,555	59,915
Tetra Tech, Inc.	633	28,960
UniFirst Corp.	2,440	343,308
Viad Corp.	1,425	67,331
VSE Corp.	1,395	62,747
West Corp.	6,189	144,327

		8,747,277

Construction & Engineering (0.4%)
Aegion Corp.*	5,285	115,636
Ameresco, Inc., Class A*	2,813	21,660
Chicago Bridge & Iron Co. NV (x)	16,146	318,560
EMCOR Group, Inc.	2,300	150,374
Granite Construction, Inc.	1,415	68,260
Great Lakes Dredge & Dock Corp.*	8,348	35,896
IES Holdings, Inc.*	1,351	24,521
KBR, Inc.	20,520	312,313
Layne Christensen Co. (x)*	2,735	24,041
MYR Group, Inc.*	1,390	43,118
Northwest Pipe Co.*	1,410	22,927
NV5 Global, Inc.*	319	13,558
Orion Group Holdings, Inc.*	2,179	16,277
Sterling Construction Co., Inc.*	2,986	39,027
Tutor Perini Corp.*	5,060	145,475

		1,351,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.2%)
Babcock & Wilcox Enterprises, Inc.*	7,797	$91,693
Encore Wire Corp.	3,208	136,982
General Cable Corp.	622	10,170
LSI Industries, Inc.	3,784	34,245
Powell Industries, Inc.	1,357	43,410
Preformed Line Products Co.	484	22,467
Revolution Lighting Technologies, Inc. (x)*	1,571	10,353
Sunrun, Inc. (x)*	13,837	98,519
Thermon Group Holdings, Inc.*	5,221	100,087
Vicor Corp.*	230	4,117
Vivint Solar, Inc. (x)*	4,231	24,751

		576,794

Machinery (2.6%)
Actuant Corp., Class A	4,747	116,776
Alamo Group, Inc.	234	21,250
Albany International Corp., Class A	990	52,866
American Railcar Industries, Inc. (x)	1,199	45,922
Astec Industries, Inc.	1,716	95,255
Barnes Group, Inc.	6,948	406,666
Blue Bird Corp.*	627	10,659
Briggs & Stratton Corp.	6,753	162,747
Chart Industries, Inc.*	4,943	171,670
CIRCOR International, Inc.	1,375	81,648
Colfax Corp.*	99,700	3,925,190
Columbus McKinnon Corp.	3,116	79,209
DMC Global, Inc.	2,105	27,576
Eastern Co. (The)	844	25,362
ESCO Technologies, Inc.	4,038	240,867
ExOne Co. (The) (x)*	175	2,004
Federal Signal Corp.	7,137	123,898
Franklin Electric Co., Inc.	368	15,235
FreightCar America, Inc.	2,002	34,815
Gencor Industries, Inc.*	1,261	20,428
Global Brass & Copper Holdings, Inc.	303	9,257
Gorman-Rupp Co. (The)	2,810	71,571
Graham Corp.	1,481	29,116
Greenbrier Cos., Inc. (The) (x)	4,464	206,460
Hardinge, Inc.	1,767	21,946
Hurco Cos., Inc.	974	33,847
Hyster-Yale Materials Handling, Inc.	279	19,600
LB Foster Co., Class A	1,225	26,276
Manitowoc Co., Inc. (The)*	20,311	122,069
Meritor, Inc.*	13,463	223,620
Milacron Holdings Corp.*	929	16,341
Miller Industries, Inc.	1,668	41,450
Mueller Water Products, Inc., Class A	9,718	113,506
Navistar International Corp.*	7,507	196,909
Rexnord Corp.*	16,681	387,833
Spartan Motors, Inc.	2,125	18,806
SPX FLOW, Inc.*	4,951	182,593
Standex International Corp.	422	38,275
Supreme Industries, Inc., Class A	901	14,821
Tennant Co.	169	12,472

Titan International, Inc.	8,005	$96,140
TriMas Corp.*	7,301	152,226
Twin Disc, Inc.*	1,266	20,433
Wabash National Corp. (x)	6,951	152,783
Watts Water Technologies, Inc., Class A	1,879	118,753

		7,987,146

Marine (2.4%)
Clarkson plc	107,959	3,551,839
Costamare, Inc.	6,087	44,496
Eagle Bulk Shipping, Inc.*	5,882	27,822
Genco Shipping & Trading Ltd.*	1,053	9,972
Matson, Inc.	3,657	109,856
Navios Maritime Holdings, Inc.*	13,409	18,370
Safe Bulkers, Inc.*	7,173	16,426
Scorpio Bulkers, Inc.*	9,121	64,759
Stolt-Nielsen Ltd.	252,955	3,560,080

		7,403,620

Professional Services (0.6%)
Acacia Research Corp.*	7,870	32,267
CBIZ, Inc.*	8,335	125,025
Cogint, Inc. (x)*	3,408	17,210
CRA International, Inc.	1,431	51,974
Franklin Covey Co.*	242	4,671
FTI Consulting, Inc.*	6,651	232,518
GP Strategies Corp.*	214	5,650
Heidrick & Struggles International, Inc.	2,993	65,098
Hill International, Inc.*	578	3,006
Huron Consulting Group, Inc.*	3,569	154,181
ICF International, Inc.*	2,905	136,826
Kelly Services, Inc., Class A	4,684	105,156
Korn/Ferry International	8,171	282,144
Mistras Group, Inc.*	2,451	53,848
Navigant Consulting, Inc.*	7,636	150,887
Pendrell Corp. (x)*	1,698	12,277
Resources Connection, Inc.	4,651	63,719
RPX Corp.*	7,409	103,356
TrueBlue, Inc.*	6,284	166,525

		1,766,338

Road & Rail (0.3%)
ArcBest Corp.	3,532	72,759
Covenant Transportation Group, Inc., Class A*	1,809	31,712
Daseke, Inc.*	298	3,317
Heartland Express, Inc.	295	6,142
Hertz Global Holdings, Inc.*	8,877	102,086
Knight Transportation, Inc.	687	25,453
Marten Transport Ltd.	3,673	100,640
Roadrunner Transportation Systems, Inc.*	4,976	36,176
Saia, Inc.*	2,241	114,963
Schneider National, Inc., Class B	362	8,098
Universal Logistics Holdings, Inc.	424	6,360
Werner Enterprises, Inc.	7,522	220,770
YRC Worldwide, Inc.*	4,049	45,025

		773,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.8%)
Aircastle Ltd.	7,740	$168,345
Beacon Roofing Supply, Inc.*	2,470	121,030
BMC Stock Holdings, Inc.*	9,925	216,861
CAI International, Inc.*	1,330	31,388
DXP Enterprises, Inc.*	569	19,631
Foundation Building Materials, Inc.*	1,427	18,351
GATX Corp. (x)	6,327	406,637
Huttig Building Products, Inc. (x)*	887	6,218
Kaman Corp.	3,997	199,330
Lawson Products, Inc.*	258	5,715
MRC Global, Inc.*	14,274	235,806
Neff Corp., Class A*	174	3,306
Nexeo Solutions, Inc.*	4,068	33,764
NOW, Inc.*	17,190	276,415
Rush Enterprises, Inc., Class A*	2,460	91,462
Rush Enterprises, Inc., Class B*	460	16,749
Textainer Group Holdings Ltd.*	4,334	62,843
Titan Machinery, Inc.*	2,971	53,419
Triton International Ltd.	7,016	234,615
Veritiv Corp.*	1,848	83,160
Willis Lease Finance Corp.*	549	14,675

		2,299,720

Transportation Infrastructure (0.3%)
Braemar Shipping Services plc (x)	190,058	693,115
Wesco Aircraft Holdings, Inc.*	8,987	97,509

		790,624

Total Industrials		36,171,180

Information Technology (6.1%)
Communications Equipment (2.2%)
Acacia Communications, Inc.*	283	11,736
ADTRAN, Inc.	7,753	160,099
Calix, Inc.*	6,943	47,560
Comtech Telecommunications Corp.	3,741	70,967
Digi International, Inc.*	4,026	40,864
EchoStar Corp., Class A*	69,200	4,200,439
EMCORE Corp.	2,429	25,869
Finisar Corp.*	9,593	249,226
Harmonic, Inc. (x)*	12,473	65,483
Infinera Corp. (x)*	23,187	247,405
KVH Industries, Inc.*	2,577	24,482
NETGEAR, Inc.*	5,175	223,043
NetScout Systems, Inc.*	14,172	487,516
Oclaro, Inc. (x)*	3,521	32,886
ShoreTel, Inc.*	10,856	62,965
Sonus Networks, Inc.*	7,597	56,522
ViaSat, Inc. (x)*	10,898	721,447
Viavi Solutions, Inc.*	22,960	241,769

		6,970,278

Electronic Equipment, Instruments & Components (1.7%)
Anixter International, Inc.*	4,645	363,239
AVX Corp.	7,292	119,151
Bel Fuse, Inc., Class B	1,153	28,479
Belden, Inc.	6,730	507,644
Benchmark Electronics, Inc.*	7,972	257,496

Control4 Corp.*	403	$7,903
CTS Corp.	5,059	109,274
Daktronics, Inc.	2,622	25,250
Electro Scientific Industries, Inc.*	4,813	39,659
FARO Technologies, Inc.*	1,978	74,768
Fitbit, Inc., Class A (x)*	28,227	149,885
II-VI, Inc.*	6,886	236,190
Insight Enterprises, Inc.*	3,460	138,365
Kimball Electronics, Inc.*	4,182	75,485
Knowles Corp. (x)*	14,047	237,675
Maxwell Technologies, Inc.*	5,585	33,454
MTS Systems Corp.	2,692	139,446
Park Electrochemical Corp.	3,051	56,199
PC Connection, Inc.	1,753	47,436
PCM, Inc. (x)*	947	17,756
Plexus Corp.*	5,360	281,775
Radisys Corp.*	4,768	17,928
Sanmina Corp.*	11,767	448,323
ScanSource, Inc.*	3,986	160,636
SYNNEX Corp.	3,691	442,772
Systemax, Inc.	366	6,881
Tech Data Corp.*	5,169	522,070
TTM Technologies, Inc.*	11,685	202,852
VeriFone Systems, Inc.*	16,529	299,175
Vishay Intertechnology, Inc.	21,505	356,983
Vishay Precision Group, Inc.*	1,610	27,853

		5,432,002

Internet Software & Services (0.3%)
Bankrate, Inc.*	7,505	96,439
Bazaarvoice, Inc.*	13,664	67,637
Blucora, Inc.*	5,222	110,706
Cars.com, Inc.*	11,742	312,689
ChannelAdvisor Corp.*	394	4,551
DHI Group, Inc.*	7,806	22,247
Global Sources Ltd.*	232	4,640
Leaf Group Ltd.*	1,759	13,720
Limelight Networks, Inc.*	6,247	18,054
Liquidity Services, Inc.*	4,215	26,765
Meet Group, Inc. (The) (x)*	9,178	46,349
QuinStreet, Inc.*	5,557	23,173
Rightside Group Ltd.*	1,920	20,390
Rocket Fuel, Inc. (x)*	5,560	15,290
TechTarget, Inc.*	1,994	20,678
XO Group, Inc.*	1,014	17,867

		821,195

IT Services (0.7%)
Acxiom Corp.*	6,134	159,361
CACI International, Inc., Class A*	3,915	489,571
Convergys Corp.	15,173	360,814
CSG Systems International, Inc.	1,042	42,284
EVERTEC, Inc.	1,983	34,306
Information Services Group, Inc.*	2,295	9,432
ManTech International Corp., Class A	4,077	168,706
MoneyGram International, Inc.*	4,206	72,554
NCI, Inc., Class A*	779	16,437
NeuStar, Inc., Class A*	740	24,679
Perficient, Inc.*	5,301	98,811
Presidio, Inc. (x)*	1,109	15,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ServiceSource International, Inc.*	3,943	$15,299
Sykes Enterprises, Inc.*	5,786	194,005
Travelport Worldwide Ltd.	16,125	221,880
Unisys Corp. (x)*	2,610	33,408
Virtusa Corp.*	1,271	37,367

		1,994,784

Semiconductors & Semiconductor Equipment (0.6%)
Alpha & Omega Semiconductor Ltd.*	2,774	46,243
Ambarella, Inc. (x)*	2,986	144,970
Amkor Technology, Inc.*	15,377	150,233
AXT, Inc. (x)*	5,887	37,382
Cohu, Inc.	3,502	55,121
Cree, Inc.*	15,581	384,073
CyberOptics Corp. (x)*	517	10,676
Diodes, Inc.*	4,504	108,231
DSP Group, Inc.*	3,602	41,783
GSI Technology, Inc. (x)*	2,186	17,182
IXYS Corp.*	3,979	65,455
Kopin Corp.*	888	3,294
Nanometrics, Inc.*	746	18,866
NeoPhotonics Corp. (x)*	5,260	40,607
NVE Corp.	70	5,390
PDF Solutions, Inc. (x)*	195	3,208
Photronics, Inc.*	10,622	99,847
Rambus, Inc.*	13,127	150,042
Rudolph Technologies, Inc.*	527	12,042
Sigma Designs, Inc.*	5,982	34,995
SunPower Corp.*	9,535	89,057
Veeco Instruments, Inc.*	7,531	209,738
Xcerra Corp.*	1,164	11,372

		1,739,807

Software (0.5%)
Agilysys, Inc.*	2,335	23,630
American Software, Inc., Class A	1,774	18,254
Bottomline Technologies de, Inc.*	783	20,115
Digimarc Corp. (x)*	82	3,292
EnerNOC, Inc.*	3,404	26,381
Glu Mobile, Inc. (x)*	16,276	40,690
MicroStrategy, Inc., Class A*	672	128,802
Monotype Imaging Holdings, Inc.	3,448	63,098
Park City Group, Inc. (x)*	130	1,580
Progress Software Corp.	1,276	39,416
QAD, Inc., Class A	506	16,217
RealNetworks, Inc.*	3,951	17,108
Rosetta Stone, Inc.*	2,210	23,824
Rubicon Project, Inc. (The)*	7,308	37,563
SecureWorks Corp., Class A (x)*	1,199	11,139
Silver Spring Networks, Inc.*	5,109	57,630
Synchronoss Technologies, Inc.*	6,876	113,110
Telenav, Inc.*	2,232	18,079
TiVo Corp.	18,783	350,304
VASCO Data Security International, Inc.*	4,409	63,269
Verint Systems, Inc.*	8,374	340,822

		1,414,323

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	1,856	9,763
Cray, Inc.*	6,424	118,202

Eastman Kodak Co. (x)*	560	$5,096
Quantum Corp.*	3,614	28,225
Stratasys Ltd.*	3,992	93,054
Super Micro Computer, Inc.*	4,967	122,436

		376,776

Total Information Technology		18,749,165

Materials (2.6%)
Chemicals (1.2%)
AdvanSix, Inc.*	671	20,962
AgroFresh Solutions, Inc. (x)*	3,401	24,419
American Vanguard Corp.	4,579	78,988
Calgon Carbon Corp.	7,495	113,175
Core Molding Technologies, Inc.*	1,164	25,154
Flotek Industries, Inc. (x)*	7,979	71,332
FutureFuel Corp.	3,948	59,575
GCP Applied Technologies, Inc.*	11,503	350,841
Hawkins, Inc.	1,222	56,640
HB Fuller Co.	2,045	104,520
Innophos Holdings, Inc.	3,123	136,912
Innospec, Inc.	3,825	250,729
Intrepid Potash, Inc. (x)*	14,811	33,473
Kraton Corp.*	3,842	132,318
LSB Industries, Inc. (x)*	3,506	36,217
Minerals Technologies, Inc.	2,449	179,267
OMNOVA Solutions, Inc.*	2,378	23,186
Platform Specialty Products Corp.*	119,440	1,514,498
Rayonier Advanced Materials, Inc. (x)	2,510	39,457
Stepan Co.	1,162	101,257
Trecora Resources*	3,153	35,471
Tredegar Corp.	4,198	64,020
Trinseo SA	2,181	149,835
Tronox Ltd., Class A	10,452	158,034
Valhi, Inc.	4,023	11,989

		3,772,269

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	240	18,833

Containers & Packaging (0.0%)
Greif, Inc., Class A	584	32,576
Greif, Inc., Class B	122	7,369
UFP Technologies, Inc.*	1,081	30,592

		70,537

Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	50,511	331,857
Allegheny Technologies, Inc. (x)	17,408	296,110
Ampco-Pittsburgh Corp.	1,228	18,113
Carpenter Technology Corp.	7,413	277,469
Century Aluminum Co.*	7,379	114,965
Cliffs Natural Resources, Inc.*	47,933	331,696
Coeur Mining, Inc.*	24,410	209,438
Commercial Metals Co.	18,533	360,096
Compass Minerals International, Inc. (x)	542	35,393
Dominion Diamond Corp.	10,000	125,600
Gold Resource Corp. (x)	8,464	34,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Handy & Harman Ltd.*	175	$5,495
Haynes International, Inc.	1,920	69,715
Hecla Mining Co.	63,286	322,759
Kaiser Aluminum Corp.	2,679	237,145
Klondex Mines Ltd.*	19,895	67,046
Materion Corp.	3,116	116,538
McEwen Mining, Inc. (x)	33,454	87,984
Olympic Steel, Inc.	1,456	28,363
Ramaco Resources, Inc. (x)*	1,164	7,042
Ryerson Holding Corp.*	2,558	25,324
Sandstorm Gold Ltd.*	12,000	46,440
Schnitzer Steel Industries, Inc., Class A	4,234	106,697
SunCoke Energy, Inc.*	10,244	111,660
TimkenSteel Corp.*	6,227	95,709
Warrior Met Coal, Inc. (x)	2,690	46,080
Worthington Industries, Inc.	623	31,287

		3,540,554

Paper & Forest Products (0.2%)
Boise Cascade Co.*	5,003	152,091
Clearwater Paper Corp.*	2,621	122,532
Louisiana-Pacific Corp.*	1,538	37,081
Neenah Paper, Inc.	489	39,242
PH Glatfelter Co.	6,911	135,041
Schweitzer-Mauduit International, Inc.	4,004	149,069
Verso Corp., Class A (x)*	5,277	24,749

		659,805

Total Materials		8,061,998

Real Estate (11.3%)
Equity Real Estate Investment Trusts (REITs) (6.0%)
Acadia Realty Trust (REIT)	13,412	372,854
Agree Realty Corp. (REIT)	3,994	183,205
Alexander’s, Inc. (REIT)	33	13,908
Altisource Residential Corp. (REIT)	8,095	104,749
American Assets Trust, Inc. (REIT)	4,197	165,320
Armada Hoffler Properties, Inc. (REIT)	1,258	16,291
Ashford Hospitality Prime, Inc. (REIT)	4,142	42,621
Ashford Hospitality Trust, Inc. (REIT)	12,826	77,982
Bluerock Residential Growth REIT, Inc. (REIT)	4,238	54,628
Care Capital Properties, Inc. (REIT)	7,178	191,653
CareTrust REIT, Inc. (REIT)	990	18,355
CatchMark Timber Trust, Inc. (REIT), Class A	6,459	73,439
CBL & Associates Properties, Inc. (REIT) (x)	26,896	226,733
Cedar Realty Trust, Inc. (REIT)	13,657	66,236
Chatham Lodging Trust (REIT)	5,983	120,198
Chesapeake Lodging Trust (REIT)	9,445	231,119
City Office REIT, Inc. (REIT)	4,445	56,452
Clipper Realty, Inc. (REIT) (x)	2,310	28,505

Colony Starwood Homes (REIT)	16,307	$559,493
Community Healthcare Trust, Inc. (REIT)	1,867	47,777
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	2,112	70,942
Cousins Properties, Inc. (REIT)	67,400	592,446
DiamondRock Hospitality Co. (REIT)	32,462	355,459
Easterly Government Properties, Inc. (REIT)	6,283	131,629
Education Realty Trust, Inc. (REIT)	11,897	461,009
Equity LifeStyle Properties, Inc. (REIT)	19,300	1,666,361
Farmland Partners, Inc. (REIT) (x)	5,910	52,835
FelCor Lodging Trust, Inc. (REIT)	21,012	151,497
First Industrial Realty Trust, Inc. (REIT)	14,577	417,194
First Potomac Realty Trust (REIT)	9,371	104,112
Four Corners Property Trust, Inc. (REIT)	3,249	81,582
Franklin Street Properties Corp. (REIT)	17,286	191,529
GEO Group, Inc. (The) (REIT)	15,368	454,432
Getty Realty Corp. (REIT)	4,554	114,305
Gladstone Commercial Corp. (REIT)	4,289	93,457
Global Medical REIT, Inc. (REIT) (x)	2,458	21,975
Global Net Lease, Inc. (REIT)	10,993	244,484
Government Properties Income Trust (REIT) (x)	11,456	209,759
Gramercy Property Trust (REIT)	20,794	617,790
Healthcare Realty Trust, Inc. (REIT)	18,600	635,190
Hersha Hospitality Trust (REIT)	6,568	121,574
Independence Realty Trust, Inc. (REIT) (x)	9,535	94,110
InfraREIT, Inc. (REIT)	7,127	136,482
Investors Real Estate Trust (REIT)	20,358	126,423
iStar, Inc. (REIT)*	11,481	138,231
Jernigan Capital, Inc. (REIT) (x)	1,609	35,398
Kite Realty Group Trust (REIT)	13,107	248,116
LaSalle Hotel Properties (REIT)	18,360	547,128
Lexington Realty Trust (REIT)	35,230	349,129
LTC Properties, Inc. (REIT)	3,874	199,085
Mack-Cali Realty Corp. (REIT)	14,629	397,031
MedEquities Realty Trust, Inc. (REIT)	3,969	50,089
Monmouth Real Estate Investment Corp. (REIT) (x)	9,676	145,624
Monogram Residential Trust, Inc. (REIT)	26,770	259,937
National Health Investors, Inc. (REIT)	3,557	281,714
National Storage Affiliates Trust (REIT)	6,633	153,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

New Senior Investment Group, Inc. (REIT)	12,275	$123,364
NexPoint Residential Trust, Inc. (REIT)	2,746	68,348
NorthStar Realty Europe Corp. (REIT)	8,983	113,904
One Liberty Properties, Inc. (REIT) (x)	2,611	61,176
Parkway, Inc. (REIT)	6,815	155,995
Pebblebrook Hotel Trust (REIT) (x)	11,189	360,733
Pennsylvania REIT (REIT)	11,340	128,369
Physicians Realty Trust (REIT)	11,554	232,698
Preferred Apartment Communities, Inc. (REIT), Class A	5,156	81,207
Quality Care Properties, Inc. (REIT)*	15,083	276,170
RAIT Financial Trust (REIT) (x)	15,185	33,255
Ramco-Gershenson Properties Trust (REIT)	12,895	166,346
Retail Opportunity Investments Corp. (REIT)	15,770	302,626
Rexford Industrial Realty, Inc. (REIT)	6,401	175,643
RLJ Lodging Trust (REIT)	19,936	396,128
Sabra Health Care REIT, Inc. (REIT) (x)	8,825	212,683
Saul Centers, Inc. (REIT)	284	16,466
Select Income REIT (REIT)	10,387	249,600
Seritage Growth Properties (REIT), Class A (x)	4,091	171,617
STAG Industrial, Inc. (REIT)	14,497	400,117
Summit Hotel Properties, Inc. (REIT)	16,561	308,863
Sunstone Hotel Investors, Inc. (REIT)	35,596	573,808
Terreno Realty Corp. (REIT)	5,846	196,776
Tier REIT, Inc. (REIT)	7,775	143,682
UMH Properties, Inc. (REIT)	981	16,726
Urstadt Biddle Properties, Inc. (REIT), Class A	2,030	40,194
Washington Prime Group, Inc. (REIT)	30,640	256,457
Washington REIT (REIT)	8,080	257,752
Whitestone REIT (REIT) (x)	6,484	79,429
Xenia Hotels & Resorts, Inc. (REIT)	17,185	332,873

		18,535,870

Real Estate Management & Development (5.3%)
Alexander & Baldwin, Inc.	7,440	307,867
Consolidated-Tomoka Land Co.	483	27,507
Dream Unlimited Corp.*	609,400	3,460,540
Forestar Group, Inc.*	5,292	90,758
FRP Holdings, Inc.*	983	45,365
Griffin Industrial Realty, Inc.	101	3,168
Howard Hughes Corp. (The)*	95,300	11,706,653
Kennedy-Wilson Holdings, Inc. (x)	6,559	124,949
RE/MAX Holdings, Inc., Class A	2,824	158,285
St Joe Co. (The)*	8,079	151,481
Stratus Properties, Inc.	1,158	34,045

Tejon Ranch Co.*	2,416	$49,866
Transcontinental Realty Investors, Inc. (x)*	197	5,297

		16,165,781

Total Real Estate		34,701,651

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	1,704	116,622
Cincinnati Bell, Inc.*	6,856	134,035
Consolidated Communications Holdings, Inc. (x)	2,410	51,743
FairPoint Communications, Inc.*	3,413	53,413
Frontier Communications Corp. (x)	189,694	220,044
General Communication, Inc., Class A*	273	10,003
Globalstar, Inc. (x)*	25,096	53,454
Hawaiian Telcom Holdco, Inc.*	916	22,891
IDT Corp., Class B	969	13,925
Intelsat SA (x)*	6,226	19,052
Iridium Communications, Inc. (x)*	13,586	150,124
Lumos Networks Corp.*	1,003	17,924
ORBCOMM, Inc.*	998	11,277
pdvWireless, Inc. (x)*	1,615	37,630
Windstream Holdings, Inc.	30,703	119,128

		1,031,265

Wireless Telecommunication Services (0.0%)
Spok Holdings, Inc.	3,418	60,499

Total Telecommunication Services		1,091,764

Utilities (4.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	8,178	586,199
El Paso Electric Co.	6,479	334,964
Genie Energy Ltd., Class B	1,795	13,678
IDACORP, Inc.	8,060	687,921
MGE Energy, Inc.	2,800	180,180
Otter Tail Corp.	6,260	247,896
PNM Resources, Inc.	12,795	489,409
Portland General Electric Co.	14,323	654,418
Spark Energy, Inc., Class A (x)	264	4,963

		3,199,628

Gas Utilities (2.7%)
Chesapeake Utilities Corp.	2,224	166,689
Delta Natural Gas Co., Inc.	1,094	33,334
New Jersey Resources Corp.	12,694	503,952
Northwest Natural Gas Co.	4,551	272,377
ONE Gas, Inc.	8,334	581,797
RGC Resources, Inc. (x)	552	15,638
Rubis SCA	40,751	4,619,002
South Jersey Industries, Inc.	12,781	436,727
Southwest Gas Holdings, Inc.	6,836	499,438
Spire, Inc.	7,592	529,542
WGL Holdings, Inc.	8,202	684,293

		8,342,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	4,829	$11,590
Dynegy, Inc.*	17,764	146,908
NRG Yield, Inc., Class A	5,855	99,886
NRG Yield, Inc., Class C	10,094	177,655
Ormat Technologies, Inc.	3,263	191,473
Pattern Energy Group, Inc. (x)	9,085	216,586
TerraForm Global, Inc., Class A*	14,742	74,447
TerraForm Power, Inc., Class A*	13,032	156,384

		1,074,929

Multi-Utilities (0.5%)
Avista Corp.	10,364	440,055
Black Hills Corp.	8,580	578,893
NorthWestern Corp.	7,750	472,905
Unitil Corp.	2,210	106,765

		1,598,618

Water Utilities (0.2%)
American States Water Co.	1,794	85,054
AquaVenture Holdings Ltd.*	1,793	27,307
Artesian Resources Corp., Class A	1,194	44,942
Cadiz, Inc. (x)*	3,269	44,132
California Water Service Group	2,907	106,978
Connecticut Water Service, Inc.	1,741	96,643
Consolidated Water Co. Ltd.	2,191	27,168
Middlesex Water Co.	372	14,731
SJW Group	2,587	127,228
York Water Co. (The)	133	4,635

		578,818

Total Utilities		14,794,782

Total Common Stocks (88.4%) (Cost $226,251,927 )		270,600,588

EXCHANGE TRADED FUND:
iShares Russell 2000 Fund	53,051	7,475,947

Total Exchange Traded Fund (2.4%) (Cost $7,334,582)		7,475,947

CLOSED END FUND:
JZ Capital Partners Ltd.	27,000	197,810

Total Close End Fund (0.1%) (Cost $184,750)		197,810

MASTER LIMITED PARTNERSHIPS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Atlas Energy Group LLC*	150,000	12,915

Total Energy		12,915

Industrials (2.4%)
Industrial Conglomerates (2.4%)
Icahn Enterprises LP	145,038	7,492,663

Total Industrials		7,492,663

Total Master Limited Partnerships (2.4%) (Cost $7,291,763)		7,505,578

	Number of Rights	Value (Note 1)

RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR*† (Cost $—)	4,688	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	11,353,091	11,356,497

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,200,207, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,244,000. (xx)	$2,200,000	2,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $300,036, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $333,547. (xx)	300,000	300,000
Deutsche Bank AG, 9/30/17-7/15/23, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,450,187, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,612,144. (xx)	1,450,000	1,450,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,100,110, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,122,002. (xx)	$1,100,000	$1,100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $766,272, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $781,523. (xx)	766,199	766,199
ING Financial Markets LLC, 9/30/17-7/15/23, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $2,000,180, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $2,040,011. (xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 9/30/17-7/15/23, 1.15%, dated 6/30/17, due 7/7/17, repurchase price $400,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $800,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $816,533. (xx)	800,000	800,000
Natixis, 9/30/17-7/15/23, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $2,000,223, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000

RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $2,040,004. (xx)	$2,000,000	$2,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $255,007. (xx)	250,000	250,000

Total Repurchase Agreements		15,266,199

Total Short-Term Investments (8.7%) (Cost $26,620,550)		26,622,696

Total Investments (102.0%) (Cost $267,683,572)		312,402,619
Other Assets Less Liabilities (-2.0%)		(5,981,645)

Net Assets (100%)		$306,420,974

*	Non-income producing.
†	Security (totaling $41,580 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $14,750,433. This was secured by cash collateral of $15,266,199 which was subsequently invested in joint repurchase agreements with a total value of $15,266,199, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $168,977 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/27/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,792	$9,944	$—	$15,631	$—	$—
PennyMac Mortgage Investment Trust (REIT)	100,201	106,340	9,721	199,032	2,877	(172)

	$107,993	$116,284	$9,721	$214,663	$2,877	$(172)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	24	September-17	$1,676,304	$1,697,160	$20,856

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)		Total
Assets:
Closed End Funds	$—	$197,810	$—		$197,810
Common Stocks
Consumer Discretionary	37,404,853	5,140,136	—		42,544,989
Consumer Staples	8,565,464	2,462,657	—		11,028,121
Energy	15,121,667	195,313	—		15,316,980
Financials	74,776,640	4,701,856	41,580		79,520,076
Health Care	8,619,882	—	—		8,619,882
Industrials	28,366,146	7,805,034	—		36,171,180
Information Technology	18,749,165	—	—		18,749,165
Materials	8,056,503	5,495	—		8,061,998
Real Estate	31,237,943	3,463,708	—		34,701,651
Telecommunication Services	1,091,764	—	—		1,091,764
Utilities	10,175,780	4,619,002	—		14,794,782
Exchange Traded Funds	7,475,947	—	—		7,475,947
Futures	20,856	—	—		20,856
Master Limited Partnerships
Energy	12,915	—	—		12,915
Industrials	7,492,663	—	—		7,492,663
Rights
Information Technology	—	—	—	(d)	—	(d)
Short-Term Investments
Investment Companies	11,356,497	—	—		11,356,497
Repurchase Agreements	—	15,266,199	—		15,266,199

Total Assets	$268,524,685	$43,857,210	$41,580		$312,423,475

Total Liabilities	$—	$—	$—		$—

Total	$268,524,685	$43,857,210	$41,580		$312,423,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(a)	A security with a market value of $3,405,847 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $6,257,746 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $41,580 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$20,856	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$29,912

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$22,749

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,099,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$42,698,908
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$54,623,202

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,610,460
Aggregate gross unrealized depreciation	(22,878,988)

Net unrealized appreciation	$46,731,472

Federal income tax cost of investments	$265,671,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $236,322)	$214,663
Unaffiliated Issuers (Cost $252,181,051)	296,921,757
Repurchase Agreements (Cost $15,266,199)	15,266,199
Cash	9,232,587
Cash held as collateral at broker	81,800
Receivable for securities sold	1,148,156
Dividends, interest and other receivables	447,754
Due from Custodian	58,553
Security lending income receivable	27,988
Receivable from Separate Accounts for Trust shares sold	3,316
Other assets	3,779

Total assets	323,406,552

LIABILITIES
Payable for return of collateral on securities loaned	15,266,199
Payable for securities purchased	910,313
Due to Custodian	339,838
Investment management fees payable	182,031
Payable to Separate Accounts for Trust shares redeemed	134,645
Administrative fees payable	31,333
Due to broker for futures variation margin	4,440
Distribution fees payable – Class IB	321
Trustees’ fees payable	53
Accrued expenses	116,405

Total liabilities	16,985,578

NET ASSETS	$306,420,974

Net assets were comprised of:
Paid in capital	$249,065,703
Accumulated undistributed net investment income (loss)	1,151,650
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	11,461,529
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	44,742,092

Net assets	$306,420,974

Class IB
Net asset value, offering and redemption price per share, $1,577,295 / 156,939 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class K
Net asset value, offering and redemption price per share, $304,843,679 / 30,325,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

(x)	Includes value of securities on loan of $14,750,433.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($2,877 of dividend income received from affiliates) (net of $19,482 foreign withholding tax)	$1,641,106
Interest	13,811
Securities lending (net)	92,977

Total income	1,747,894

EXPENSES
Investment management fees	808,351
Administrative fees	125,286
Custodian fees	35,704
Professional fees	28,638
Printing and mailing expenses	7,763
Trustees’ fees	2,276
Distribution fees – Class IB	947
Miscellaneous	3,657

Gross expenses	1,012,622
Less: Waiver from investment manager	(98,488)

Net expenses	914,134

NET INVESTMENT INCOME (LOSS)	833,760

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(172) of realized gain (loss) from affiliates)	11,731,149
Futures	29,912
Foreign currency transactions	(1,413)

Net realized gain (loss)	11,759,648

Change in unrealized appreciation (depreciation) on:
Investments ($107 of change in unrealized appreciation (depreciation) from affiliates)	(6,268,663)
Futures	22,749
Foreign currency translations	2,293

Net change in unrealized appreciation (depreciation)	(6,243,621)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,516,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,349,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited) (al)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$833,760	$1,243,136
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	11,759,648	6,973,025
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(6,243,621)	26,278,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,349,787	34,494,526

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,646)
Class K	—	(791,438)

	—	(793,084)

Distributions from net realized capital gains
Class IB	—	(17,322)
Class K	—	(8,019,068)

	—	(8,036,390)

Return of capital
Class IB	—	(9,168)
Class K	—	(4,409,629)

	—	(4,418,797)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(13,248,271)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 41,655 and 22,501 shares, respectively ]	227,245	212,467
Capital shares issued in connection with merger (Note 8) [ 83,331 and 0 shares, respectively ]	822,449	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,842 shares, respectively ]	—	28,136
Capital shares repurchased [ (10,470) and (2,303) shares, respectively ]	(103,961)	(21,743)

Total Class IB transactions	945,733	218,860

Class K
Capital shares sold [ 121,229 and 965,278 shares, respectively ]	1,395,186	8,280,365
Capital shares issued in connection with merger (Note 8) [ 14,885,834 and 0 shares, respectively ]	146,907,492	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,336,950 shares, respectively ]	—	13,220,135
Capital shares repurchased [ (2,303,052) and (2,159,670) shares, respectively ]	(22,851,131)	(18,743,864)

Total Class K transactions	125,451,547	2,756,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	126,397,280	2,975,496

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,747,067	24,221,751
NET ASSETS:
Beginning of period	173,673,907	149,452,156

End of period (a)	$306,420,974	$173,673,907

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,151,650	$52,569

(al) After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the AXA/Pacific Global Small Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the 1290 VT Small Cap Value Portfolio (Note 8).

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO (al)

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$9.84	$8.55	$10.00		$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.06	0.03		—	#	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.17	2.02	(1.10)		0.41		0.06

Total from investment operations	0.21	2.08	(1.07)		0.41		0.08

Less distributions:
Dividends from net investment income	—	(0.03)	—		—		—	#
Distributions from net realized gains	—	(0.50)	(0.36)		—		(0.27)
Return of capital	—	(0.26)	(0.02)		—		(0.02)

Total dividends and distributions	—	(0.79)	(0.38)		—		(0.29)

Net asset value, end of period	$10.05	$9.84	$8.55		$10.20		$9.79

Total return (b)	2.13%	24.19%	(10.63)%		4.19%		0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,577	$418	$166		$—		$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%	1.18%	1.22%		1.25%		1.25%
Before waivers (a)(f)	1.24%	1.27%	1.24%		1.25%		5.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%	0.61%	0.41	%(l)	0.15	%(l)	0.30	%(l)
Before waivers (a)(f)	0.68%	0.52%	0.39	%(l)	0.15	%(l)	(4.20	)%(l)
Portfolio turnover rate (z)^	22%	23%	17%		17%		18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO (al)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K		2016	2015
Net asset value, beginning of period	$9.83	$8.54	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.17	2.03	(0.90)	0.05

Total from investment operations	0.22	2.10	(0.85)	0.09

Less distributions:
Dividends from net investment income	—	(0.04)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.50)	(0.36)	(0.27)
Return of capital	—	(0.27)	(0.02)	(0.02)

Total dividends and distributions	—	(0.81)	(0.40)	(0.30)

Net asset value, end of period	$10.05	$9.83	$8.54	$9.79

Total return (b)	2.24%	24.54%	(8.58)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$304,844	$173,256	$149,286	$166,935
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%	0.93%	0.98%	1.00%
Before waivers (a)(f)	1.00%	1.02%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95%	0.82%	0.48%	0.55	%(l)
Before waivers (a)(f)	0.85%	0.73%	0.48%	0.52	%(l)
Portfolio turnover rate (z)^	22%	23%	17%	18%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(al)	After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the AXA/Pacific Global Small Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the 1290 VT Small Cap Value Portfolio (Note 8).

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Consumer Staples	16.8%
Financials	16.5
Industrials	16.1
Health Care	11.8
Information Technology	11.3
Consumer Discretionary	9.9
Utilities	6.3
Materials	3.9
Telecommunication Services	2.5
Real Estate	2.3
Energy	2.1
Repurchase Agreements	0.7
Investment Companies	0.2
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,107.53	$6.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.93	5.92
Class K
Actual	1,000.00	1,110.31	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.17	4.67

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.9%)
Bridgestone Corp.	600	$25,819
Continental AG	120	25,897
Delphi Automotive plc	400	35,060
Lear Corp.	100	14,208
Magna International, Inc.	500	23,161
Sumitomo Electric Industries Ltd.	600	9,229
Valeo SA	270	18,191

		151,565

Automobiles (0.3%)
Bayerische Motoren Werke AG	400	37,134
Suzuki Motor Corp.	400	18,955

		56,089

Distributors (0.2%)
Genuine Parts Co.	300	27,828

Hotels, Restaurants & Leisure (1.4%)
Compass Group plc	2,171	45,811
Marriott International, Inc., Class A	200	20,062
Royal Caribbean Cruises Ltd.	200	21,846
Sodexo SA	200	25,858
Starbucks Corp.	1,200	69,972
Whitbread plc	300	15,500
Yum Brands, Inc.	500	36,880

		235,929

Household Durables (0.4%)
Persimmon plc	300	8,760
Sekisui Chemical Co. Ltd.	1,000	17,880
Sekisui House Ltd.	1,000	17,599
Taylor Wimpey plc	6,000	13,770
Techtronic Industries Co. Ltd.	1,500	6,897

		64,906

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	300	10,216
Hasbro, Inc.	100	11,151
Shimano, Inc.	100	15,808

		37,175

Media (1.8%)
CBS Corp. (Non-Voting), Class B	500	31,890
Comcast Corp., Class A	2,900	112,868
Dentsu, Inc.	200	9,549
Omnicom Group, Inc.	300	24,870
Walt Disney Co. (The)	800	85,000
WPP plc	900	18,919

		283,096

Multiline Retail (0.4%)
Dollar General Corp.	300	21,627
Dollarama, Inc.	200	19,110
Target Corp.	400	20,916

		61,653

Specialty Retail (3.2%)
Best Buy Co., Inc.	100	5,733
Hennes & Mauritz AB, Class B	1,500	37,372

Home Depot, Inc. (The)	800	$122,721
Industria de Diseno Textil SA	1,500	57,581
L Brands, Inc.	300	16,167
Lowe’s Cos., Inc.	800	62,024
Nitori Holdings Co. Ltd.	100	13,372
O’Reilly Automotive, Inc.*	100	21,874
Ross Stores, Inc.	700	40,411
TJX Cos., Inc. (The)	1,300	93,821
Ulta Beauty, Inc.*	100	28,734
USS Co. Ltd.	600	11,912

		511,722

Textiles, Apparel & Luxury Goods (1.1%)
adidas AG	150	28,739
LVMH Moet Hennessy Louis Vuitton SE	200	49,866
NIKE, Inc., Class B	1,200	70,801
VF Corp.	600	34,560

		183,966

Total Consumer Discretionary		1,613,929

Consumer Staples (16.8%)
Beverages (3.6%)
Brown-Forman Corp., Class B	400	19,440
Coca-Cola Co. (The)	3,700	165,946
Constellation Brands, Inc., Class A	200	38,746
Diageo plc	2,400	70,911
Dr Pepper Snapple Group, Inc.	400	36,444
Heineken NV	400	38,892
Kirin Holdings Co. Ltd.	1,000	20,351
PepsiCo, Inc.	1,400	161,686
Pernod Ricard SA	200	26,783
Suntory Beverage & Food Ltd.	100	4,641

		583,840

Food & Staples Retailing (2.8%)
Alimentation Couche-Tard, Inc., Class B	700	33,553
Costco Wholesale Corp.	700	111,952
CVS Health Corp.	900	72,414
Kroger Co. (The)	1,000	23,320
Seven & i Holdings Co. Ltd.	900	37,032
Sysco Corp.	1,100	55,363
Walgreens Boots Alliance, Inc.	400	31,324
Wal-Mart Stores, Inc.	800	60,544
Wesfarmers Ltd.	500	15,418
Woolworths Ltd.	1,100	21,593

		462,513

Food Products (3.3%)
Danone SA	800	60,132
General Mills, Inc.	1,400	77,560
Hershey Co. (The)	300	32,211
Kerry Group plc, Class A	200	17,208
Kraft Heinz Co. (The)	1,100	94,203
McCormick & Co., Inc. (Non-Voting)	200	19,502
MEIJI Holdings Co. Ltd.	100	8,100
Mondelez International, Inc., Class A (x)	1,900	82,061
Nestle SA (Registered)	1,500	130,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

WH Group Ltd.§	12,000	$12,112
Yakult Honsha Co. Ltd.	100	6,802

		540,430

Household Products (3.8%)
Church & Dwight Co., Inc.	600	31,128
Clorox Co. (The)	300	39,972
Colgate-Palmolive Co.	1,500	111,195
Essity AB, Class B*	600	16,416
Henkel AG & Co. KGaA (Preference) (q)	490	67,438
Kimberly-Clark Corp.	600	77,466
Procter & Gamble Co. (The)	2,000	174,301
Reckitt Benckiser Group plc	840	85,161
Svenska Cellulosa AB SCA, Class B	600	4,540

		607,617

Personal Products (1.9%)
Beiersdorf AG	200	21,025
Estee Lauder Cos., Inc. (The), Class A	300	28,794
Kao Corp.	500	29,660
L’Oreal SA	300	62,498
Unilever NV (CVA)	1,800	99,339
Unilever plc	1,400	75,764

		317,080

Tobacco (1.4%)
Altria Group, Inc.	1,700	126,599
British American Tobacco plc	1,000	68,170
Japan Tobacco, Inc.	900	31,583

		226,352

Total Consumer Staples		2,737,832

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Caltex Australia Ltd.	600	14,577
Exxon Mobil Corp.	1,700	137,242
Snam SpA	3,000	13,075
Suncor Energy, Inc.	800	23,374
TOTAL SA	1,400	69,213
TransCanada Corp.	1,900	90,575

Total Energy		348,056

Financials (16.5%)
Banks (7.6%)
Bank Hapoalim BM	2,000	13,474
Bank of America Corp.	1,900	46,094
Bank of Montreal	1,400	102,798
Bank of Nova Scotia (The)	1,000	60,156
BB&T Corp.	800	36,328
CaixaBank SA	2,000	9,548
Canadian Imperial Bank of Commerce	800	65,015
Commonwealth Bank of Australia (x)	500	31,824
Danske Bank A/S	500	19,231
DBS Group Holdings Ltd.	1,000	15,064
Hang Seng Bank Ltd.	1,100	23,008

ING Groep NV	3,000	$51,739
JPMorgan Chase & Co.	600	54,840
M&T Bank Corp.	200	32,390
National Bank of Canada	300	12,615
Oversea-Chinese Banking Corp. Ltd.	2,000	15,675
PNC Financial Services Group, Inc. (The)	600	74,922
Royal Bank of Canada	1,600	116,175
Skandinaviska Enskilda Banken AB, Class A	1,000	12,095
Svenska Handelsbanken AB, Class A	2,000	28,630
Swedbank AB, Class A	1,800	43,864
Toronto-Dominion Bank (The)	2,700	136,062
US Bancorp	2,500	129,800
Wells Fargo & Co.	2,000	110,820

		1,242,167

Capital Markets (2.5%)
ASX Ltd.	400	16,482
Bank of New York Mellon Corp. (The)	800	40,816
BlackRock, Inc.	100	42,241
Brookfield Asset Management, Inc., Class A	1,700	66,713
CME Group, Inc.	500	62,620
Intercontinental Exchange, Inc.	200	13,184
Macquarie Group Ltd.	300	20,406
Northern Trust Corp.	100	9,721
S&P Global, Inc.	200	29,198
Singapore Exchange Ltd.	2,000	10,663
T. Rowe Price Group, Inc.	300	22,263
Thomson Reuters Corp.	900	41,669
UBS Group AG (Registered)*	2,000	33,872

		409,848

Consumer Finance (0.4%)
American Express Co.	700	58,968

Insurance (6.0%)
Aflac, Inc.	300	23,304
AIA Group Ltd.	5,000	36,536
Allianz SE (Registered)	350	68,917
Allstate Corp. (The)	600	53,064
Aon plc	500	66,475
Arch Capital Group Ltd.*	200	18,658
Assicurazioni Generali SpA	1,000	16,458
Baloise Holding AG (Registered)	100	15,455
Chubb Ltd.	700	101,767
Cincinnati Financial Corp. (x)	300	21,735
Hannover Rueck SE	180	21,576
Legal & General Group plc	8,000	26,914
Marsh & McLennan Cos., Inc.	1,100	85,757
Medibank Pvt Ltd.	2,100	4,519
MS&AD Insurance Group Holdings, Inc.	600	20,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	48,395
Progressive Corp. (The)	1,100	48,499
Prudential Financial, Inc.	500	54,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sampo OYJ, Class A	900	$46,123
SCOR SE	400	15,858
Sompo Holdings, Inc.	400	15,431
St James’s Place plc	1,000	15,395
Swiss Re AG	500	45,703
T&D Holdings, Inc.	800	12,159
Tokio Marine Holdings, Inc.	500	20,676
Travelers Cos., Inc. (The)	300	37,959
Trisura Group Ltd.*	8	134
Zurich Insurance Group AG	130	37,838

		979,507

Total Financials		2,690,490

Health Care (11.8%)
Biotechnology (1.7%)
AbbVie, Inc.	600	43,506
Amgen, Inc.	500	86,114
Biogen, Inc.*	200	54,272
CSL Ltd.	300	31,827
Gilead Sciences, Inc.	600	42,468
Grifols SA	400	11,141

		269,328

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	700	42,378
Becton Dickinson and Co.	300	58,533
Cochlear Ltd.	100	11,948
Coloplast A/S, Class B	200	16,712
CR Bard, Inc.	100	31,611
Danaher Corp.	600	50,634
Edwards Lifesciences Corp.*	300	35,472
Hoya Corp.	500	25,930
IDEXX Laboratories, Inc.*	100	16,142
Stryker Corp.	700	97,145
Sysmex Corp.	200	11,932

		398,437

Health Care Providers & Services (2.0%)
Cigna Corp.	200	33,478
Express Scripts Holding Co.*	300	19,152
Fresenius Medical Care AG & Co. KGaA	200	19,227
HCA Healthcare, Inc.*	400	34,880
Henry Schein, Inc.*	100	18,302
McKesson Corp.	300	49,362
Quest Diagnostics, Inc.	100	11,116
UnitedHealth Group, Inc.	800	148,336

		333,853

Health Care Technology (0.1%)
Cerner Corp.*	200	13,294

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	300	52,341

Pharmaceuticals (5.3%)
Astellas Pharma, Inc.	1,900	23,219
Bayer AG (Registered)	600	77,575
Eli Lilly & Co.	1,100	90,530
Johnson & Johnson	1,500	198,436
Merck & Co., Inc.	2,200	140,998
Mitsubishi Tanabe Pharma Corp.	800	18,465

Novartis AG (Registered)	200	$16,644
Novo Nordisk A/S, Class B	1,200	51,389
Pfizer, Inc.	3,300	110,847
Roche Holding AG	300	76,400
Sanofi	200	19,133
Zoetis, Inc.	500	31,190

		854,826

Total Health Care		1,922,079

Industrials (16.1%)
Aerospace & Defense (3.8%)
Boeing Co. (The)	400	79,100
General Dynamics Corp.	500	99,050
Lockheed Martin Corp.	400	111,043
Northrop Grumman Corp.	400	102,684
Raytheon Co.	600	96,888
Rockwell Collins, Inc.	200	21,016
Safran SA	400	36,658
Singapore Technologies Engineering Ltd.	3,000	8,019
Thales SA	100	10,764
United Technologies Corp.	600	73,266

		638,488

Air Freight & Logistics (1.1%)
Deutsche Post AG (Registered)	1,500	56,228
United Parcel Service, Inc., Class B	1,100	121,649

		177,877

Building Products (0.6%)
Assa Abloy AB, Class B	1,600	35,154
Daikin Industries Ltd.	200	20,396
Geberit AG (Registered)	90	41,973

		97,523

Commercial Services & Supplies (1.2%)
Cintas Corp.	200	25,208
Dai Nippon Printing Co. Ltd.	1,000	11,096
Republic Services, Inc.	500	31,865
Secom Co. Ltd.	400	30,318
Waste Connections, Inc.	300	19,326
Waste Management, Inc.	1,000	73,350

		191,163

Construction & Engineering (0.6%)
Kajima Corp.	1,000	8,429
Obayashi Corp.	1,000	11,745
Skanska AB, Class B	800	18,982
Taisei Corp.	1,000	9,122
Vinci SA	600	51,211

		99,489

Electrical Equipment (0.5%)
Legrand SA	300	20,987
Nidec Corp.	200	20,467
Rockwell Automation, Inc.	200	32,392

		73,846

Industrial Conglomerates (2.2%)
3M Co.	500	104,095
Honeywell International, Inc.	1,000	133,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Roper Technologies, Inc.	200	$46,306
Siemens AG (Registered)	490	67,354

		351,045

Machinery (1.9%)
Atlas Copco AB, Class A	1,000	38,340
Cummins, Inc.	200	32,444
FANUC Corp.	100	19,253
Fortive Corp.	600	38,010
Illinois Tool Works, Inc.	600	85,950
Kone OYJ, Class B	200	10,174
Schindler Holding AG	120	25,392
SMC Corp.	100	30,362
Stanley Black & Decker, Inc.	100	14,073
Volvo AB, Class B	1,000	17,045

		311,043

Professional Services (0.9%)
Adecco Group AG (Registered)	200	15,205
Equifax, Inc.	300	41,226
Experian plc	1,000	20,514
Intertek Group plc	200	10,985
SGS SA (Registered)	12	29,058
Wolters Kluwer NV	600	25,400

		142,388

Road & Rail (2.1%)
Canadian National Railway Co.	1,400	113,594
Canadian Pacific Railway Ltd.	200	32,179
ComfortDelGro Corp. Ltd.	4,000	6,682
DSV A/S	400	24,576
East Japan Railway Co.	400	38,213
Hankyu Hanshin Holdings, Inc.	400	14,368
Kintetsu Group Holdings Co. Ltd.	4,000	15,399
Tobu Railway Co. Ltd.	3,000	16,350
Union Pacific Corp.	700	76,238
West Japan Railway Co.	300	21,167

		358,766

Trading Companies & Distributors (0.9%)
Bunzl plc	600	17,880
Fastenal Co.	300	13,059
ITOCHU Corp.	2,500	37,097
Marubeni Corp.	3,000	19,359
MISUMI Group, Inc.	400	9,126
Sumitomo Corp.	1,000	12,998
Wolseley plc	600	36,831

		146,350

Transportation Infrastructure (0.3%)
Aena SA§	140	27,319
Atlantia SpA	500	14,071

		41,390

Total Industrials		2,629,368

Information Technology (11.3%)
Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	800	59,055
Hexagon AB, Class B	400	19,016
Hirose Electric Co. Ltd.	100	14,243
Keyence Corp.	100	43,868

Kyocera Corp.	500	$28,922
Omron Corp.	200	8,669

		173,773

Internet Software & Services (0.7%)
Alphabet, Inc., Class A*	120	111,562

IT Services (4.5%)
Accenture plc, Class A	600	74,208
Amadeus IT Group SA	600	35,875
Atos SE	100	14,037
Automatic Data Processing, Inc.	900	92,214
Cognizant Technology Solutions Corp., Class A	700	46,480
Fiserv, Inc.*	600	73,404
International Business Machines Corp.	600	92,298
Mastercard, Inc., Class A	900	109,305
Nomura Research Institute Ltd.	200	7,868
Paychex, Inc.	700	39,858
Visa, Inc., Class A	1,600	150,048

		735,595

Semiconductors & Semiconductor Equipment (2.1%)
Infineon Technologies AG	1,100	23,224
Intel Corp.	600	20,244
KLA-Tencor Corp.	300	27,453
Lam Research Corp.	300	42,429
NVIDIA Corp.	600	86,736
Skyworks Solutions, Inc.	200	19,190
Texas Instruments, Inc.	1,300	100,009
Tokyo Electron Ltd.	200	26,957

		346,242

Software (2.0%)
Adobe Systems, Inc.*	300	42,432
Check Point Software Technologies Ltd.*	100	10,908
Electronic Arts, Inc.*	400	42,288
Intuit, Inc.	500	66,405
Oracle Corp.	800	40,112
Red Hat, Inc.*	200	19,150
Sage Group plc (The)	1,600	14,337
SAP SE	800	83,560
Synopsys, Inc.*	200	14,586

		333,778

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	900	129,618
FUJIFILM Holdings Corp.	600	21,551

		151,169

Total Information Technology		1,852,119

Materials (3.9%)
Chemicals (3.6%)
Air Products & Chemicals, Inc.	200	28,612
Asahi Kasei Corp.	1,000	10,736
BASF SE	200	18,523
Celanese Corp.	200	18,988
Dow Chemical Co. (The)	800	50,456
Ecolab, Inc.	500	66,376
Givaudan SA (Registered)	20	40,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

International Flavors & Fragrances, Inc.	100	$13,500
Kuraray Co. Ltd.	400	7,248
LyondellBasell Industries NV, Class A	400	33,756
Mitsubishi Chemical Holdings Corp.	2,500	20,673
Nissan Chemical Industries Ltd.	400	13,194
Nitto Denko Corp.	100	8,215
Novozymes A/S, Class B	400	17,504
PPG Industries, Inc.	400	43,984
Praxair, Inc.	600	79,531
Sherwin-Williams Co. (The)	100	35,096
Shin-Etsu Chemical Co. Ltd.	300	27,166
Sika AG	4	25,696
Sumitomo Chemical Co. Ltd.	2,000	11,487
Symrise AG	200	14,167

		584,912

Construction Materials (0.1%)
Vulcan Materials Co.	100	12,668

Metals & Mining (0.1%)
Norsk Hydro ASA	3,000	16,630

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	800	22,806

Total Materials		637,016

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
AvalonBay Communities, Inc. (REIT)	100	19,217
Dexus (REIT)	1,500	10,929
Goodman Group (REIT)	2,100	12,703
GPT Group (The) (REIT) (x)	3,500	12,886
Link REIT (REIT)	2,000	15,216
Mirvac Group (REIT)	4,700	7,694
Prologis, Inc. (REIT)	200	11,728
Public Storage (REIT)	200	41,706
Scentre Group (REIT)	4,200	13,074
Simon Property Group, Inc. (REIT)	400	64,705
Stockland (REIT)	5,600	18,852
Unibail-Rodamco SE (REIT)	160	40,322
Vornado Realty Trust (REIT)	100	9,390

		278,422

Real Estate Management & Development (0.5%)
Daito Trust Construction Co. Ltd.	200	31,109
Daiwa House Industry Co. Ltd.	1,000	34,123
Mitsui Fudosan Co. Ltd.	1,000	23,832

		89,064

Total Real Estate		367,486

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	3,600	135,828
Nippon Telegraph & Telephone Corp.	1,100	51,932
Singapore Telecommunications Ltd.	10,000	28,255

Swisscom AG (Registered)	60	$28,952
Telenor ASA	1,000	16,589
Telia Co. AB	4,000	18,417
Telstra Corp. Ltd.	6,200	20,491
Verizon Communications, Inc.	900	40,194

		340,658

Wireless Telecommunication Services (0.4%)
KDDI Corp.	1,300	34,385
NTT DOCOMO, Inc.	1,500	35,368

		69,753

Total Telecommunication Services		410,411

Utilities (6.3%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	600	41,682
CLP Holdings Ltd.	2,500	26,449
Duke Energy Corp.	600	50,154
Enel SpA	7,000	37,529
Eversource Energy	400	24,284
Fortis, Inc.	600	21,089
NextEra Energy, Inc.	500	70,065
PG&E Corp.	400	26,548
PPL Corp.	1,400	54,124
Red Electrica Corp. SA	800	16,717
Southern Co. (The)	1,700	81,396
SSE plc	1,800	34,064
Terna Rete Elettrica Nazionale SpA	3,000	16,193
Tohoku Electric Power Co., Inc.	600	8,295
Xcel Energy, Inc.	1,000	45,880

		554,469

Gas Utilities (0.5%)
Hong Kong & China Gas Co. Ltd.	17,600	33,093
Osaka Gas Co. Ltd.	4,000	16,341
Tokyo Gas Co. Ltd.	4,000	20,780
UGI Corp.	300	14,523

		84,737

Multi-Utilities (2.1%)
AGL Energy Ltd.	900	17,639
Ameren Corp.	400	21,868
CenterPoint Energy, Inc.	600	16,428
CMS Energy Corp.	500	23,125
Consolidated Edison, Inc.	300	24,246
Dominion Energy, Inc.	1,100	84,293
DTE Energy Co.	400	42,316
National Grid plc	4,950	61,364
Sempra Energy	500	56,375

		347,654

Water Utilities (0.2%)
American Water Works Co., Inc.	400	31,180
Severn Trent plc	300	8,526

		39,706

Total Utilities		1,026,566

Total Common Stocks (99.5%) (Cost $13,670,478)		16,235,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	32,162	$32,172

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $10,200. (xx)	$10,000	10,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $14,564, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $14,854. (xx)	14,563	14,563
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $3,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,342. (xx)	3,006	3,006
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $7,387, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $7,534. (xx)	7,386	7,386
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $78,974, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $80,546. (xx)	78,966	78,966

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $3,570. (xx)	$3,500	$3,500

Total Repurchase Agreements		117,421

Total Short-Term Investments (0.9%) (Cost $149,593)		149,593

Total Investments (100.4%) (Cost $13,820,071)		16,384,945
Other Assets Less Liabilities (-0.4%)		(66,684)

Net Assets (100%)		$16,318,261

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $39,431 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $114,159. This was secured by cash collateral of $117,421 which was subsequently invested in joint repurchase agreements with a total value of $117,421, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

CVA	— Dutch Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Canada	6.0
Denmark	0.8
Finland	0.5
France	3.2
Germany	4.2
Hong Kong	0.9
Ireland	0.1
Israel	0.1
Italy	0.6
Japan	7.9
Netherlands	0.7
Norway	0.2
Singapore	0.5
Spain	1.0
Sweden	1.8
Switzerland	3.7
United Kingdom	4.4
United States	62.1
Cash and Other	(0.4)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,073,295	$540,634	$—	$1,613,929
Consumer Staples	1,705,724	1,032,108	—	2,737,832
Energy	251,191	96,865	—	348,056
Financials	1,876,830	813,660	—	2,690,490
Health Care	1,510,537	411,542	—	1,922,079
Industrials	1,617,301	1,012,067	—	2,629,368
Information Technology	1,509,992	342,127	—	1,852,119
Materials	382,967	254,049	—	637,016
Real Estate	146,746	220,740	—	367,486
Telecommunication Services	176,022	234,389	—	410,411
Utilities	729,576	296,990	—	1,026,566
Short-Term Investments
Investment Companies	32,172	—	—	32,172
Repurchase Agreements	—	117,421	—	117,421

Total Assets	$11,012,353	$5,372,592	$—	$16,384,945

Total Liabilities	$—	$—	$—	$—

Total	$11,012,353	$5,372,592	$—	$16,384,945

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,264,901
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,755,764

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,734,734
Aggregate gross unrealized depreciation	(173,007)

Net unrealized appreciation	$2,561,727

Federal income tax cost of investments	$13,823,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $13,702,650)	$16,267,524
Repurchase Agreements (Cost $117,421)	117,421
Cash	17,000
Foreign cash (Cost $31,954)	32,308
Dividends, interest and other receivables	38,593
Receivable from Separate Accounts for Trust shares sold	1,537
Receivable for securities sold	74
Security lending income receivable	20
Other assets	176

Total assets	16,474,653

LIABILITIES
Payable for return of collateral on securities loaned	117,421
Investment management fees payable	3,441
Distribution fees payable – Class IB	1,813
Administrative fees payable	1,325
Payable to Separate Accounts for Trust shares redeemed	63
Trustees’ fees payable	21
Accrued expenses	32,308

Total liabilities	156,392

NET ASSETS	$16,318,261

Net assets were comprised of:
Paid in capital	$13,325,494
Accumulated undistributed net investment income (loss)	142,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	284,703
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,565,637

Net assets	$16,318,261

Class IB
Net asset value, offering and redemption price per share, $8,813,281 / 712,810 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.36

Class K
Net asset value, offering and redemption price per share, $7,504,980 / 606,364 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.38

(x)	Includes value of securities on loan of $114,159.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,467 foreign withholding tax)	$226,331
Interest	2
Securities lending (net)	1,350

Total income	227,683

EXPENSES
Investment management fees	54,049
Professional fees	25,123
Custodian fees	11,405
Distribution fees – Class IB	10,126
Administrative fees	7,593
Printing and mailing expenses	582
Trustees’ fees	179
Miscellaneous	4,815

Gross expenses	113,872
Less: Waiver from investment manager	(31,706)

Net expenses	82,166

NET INVESTMENT INCOME (LOSS)	145,517

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	346,676
Foreign currency transactions	707

Net realized gain (loss)	347,383

Change in unrealized appreciation (depreciation) on:
Investments	1,092,548
Foreign currency translations	2,044

Net change in unrealized appreciation (depreciation)	1,094,592

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,441,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,587,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$145,517	$201,655
Net realized gain (loss) on investments and foreign currency transactions	347,383	(39,346)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,094,592	637,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,587,492	800,200

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(92,418)
Class K	—	(106,523)

	—	(198,941)

Distributions from net realized capital gains
Class IB	—	(126)
Class K	—	(124)

	—	(250)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(199,191)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 54,402 and 73,707 shares, respectively ]	648,052	816,926
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,277 shares, respectively ]	—	92,544
Capital shares repurchased [ (8,302) and (10,058) shares, respectively ]	(97,716)	(111,589)

Total Class IB transactions	550,336	797,881

Class K
Capital shares sold [ 16,216 and 27,260 shares, respectively ]	195,976	298,243
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,542 shares, respectively ]	—	106,647
Capital shares repurchased [ (38,558) and (36,921) shares, respectively ]	(467,233)	(408,646)

Total Class K transactions	(271,257)	(3,756)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	279,079	794,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,866,571	1,395,134
NET ASSETS:
Beginning of period	14,451,690	13,056,556

End of period (a)	$16,318,261	$14,451,690

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$142,427	$(3,090)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB			2016	2015	2014
Net asset value, beginning of period	$11.16		$10.67	$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	##	0.15	0.14	0.16	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.10		0.48	(0.02)	0.58	0.26

Total from investment operations	1.20		0.63	0.12	0.74	0.28

Less distributions:
Dividends from net investment income	—		(0.14)	(0.13)	(0.18)	(0.02)
Distributions from net realized gains	—		— #	(0.02)	(0.08)	—
Return of capital	—		—	—	—	(0.04)

Total dividends and distributions	—		(0.14)	(0.15)	(0.26)	(0.06)

Net asset value, end of period	$12.36		$11.16	$10.67	$10.70	$10.22

Total return (b)	10.75%		5.93%	1.10%	7.26%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,813		$7,439	$6,347	$5,842	$5,141
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18%		1.23%	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.59%		1.79%	1.92%	2.24%	2.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.77	%(aa)	1.35%	1.24%	1.52%	1.03	%(l)
Before waivers and reimbursements (a)(f)	1.36	%(aa)	0.79%	0.58%	0.52%	(0.13	)%(l)
Portfolio turnover rate (z)^	24%		27%	28%	27%	5%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			October 28, 2013* to December 31, 2013
Class K			2016	2015	2014
Net asset value, beginning of period	$11.15		$10.67	$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	##	0.18	0.16	0.19	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.11		0.47	(0.01)	0.58	0.26

Total from investment operations	1.23		0.65	0.15	0.77	0.28

Less distributions:
Dividends from net investment income	—		(0.17)	(0.16)	(0.21)	(0.02)
Distributions from net realized gains	—		— #	(0.02)	(0.08)	—
Return of capital	—		—	—	—	(0.04)

Total dividends and distributions	—		(0.17)	(0.18)	(0.29)	(0.06)

Net asset value, end of period	$12.38		$11.15	$10.67	$10.70	$10.22

Total return (b)	11.03%		6.20%	1.36%	7.53%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,505		$7,013	$6,709	$6,744	$5,801
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%		0.98%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.34%		1.53%	1.65%	1.99%	2.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.01	%(bb)	1.61%	1.50%	1.76%	1.28	%(l)
Before waivers and reimbursements (a)(f)	1.60	%(bb)	1.06%	0.84%	0.76%	0.10	%(l)
Portfolio turnover rate (z)^	24%		27%	28%	27%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.05 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be 0.53% for income after waivers and reimbursements and 0.12% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.77% for income after waivers and reimbursements and 0.36% before waivers and reimbursements.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	26.9%
Consumer Discretionary	13.8
Health Care	12.6
Financials	10.5
Industrials	10.2
Consumer Staples	9.0
Energy	4.9
Real Estate	4.4
Materials	2.9
Telecommunication Services	2.3
Utilities	1.8
Repurchase Agreements	1.6
Investment Companies	0.3
Cash and Other	(1.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,089.45	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.72
Class IB
Actual	1,000.00	1,089.19	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.72

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.94% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.2%)
Autoliv, Inc. (x)	1,283	$140,873
BorgWarner, Inc.	3,080	130,469

		271,342

Automobiles (0.6%)
Harley-Davidson, Inc.	2,556	138,075
Tesla, Inc. (x)*	1,858	671,871

		809,946

Distributors (0.2%)
LKQ Corp.*	4,477	147,517
Pool Corp.	596	70,072
Weyco Group, Inc.	92	2,565

		220,154

Hotels, Restaurants & Leisure (3.3%)
Aramark	3,580	146,708
Choice Hotels International, Inc.	530	34,053
Darden Restaurants, Inc.	1,805	163,244
Domino’s Pizza, Inc.	694	146,802
Hilton Worldwide Holdings, Inc.	2,882	178,252
Jack in the Box, Inc.	459	45,212
Marriott International, Inc., Class A	4,724	473,864
McDonald’s Corp.	12,001	1,838,073
Royal Caribbean Cruises Ltd.	2,491	272,092
Starbucks Corp.	21,056	1,227,775
Vail Resorts, Inc.	581	117,844

		4,643,919

Household Durables (0.6%)
CSS Industries, Inc.	125	3,270
Ethan Allen Interiors, Inc.	363	11,725
Garmin Ltd.	1,852	94,508
La-Z-Boy, Inc.	715	23,237
Meritage Homes Corp.*	553	23,337
Mohawk Industries, Inc.*	914	220,905
Newell Brands, Inc.	6,936	371,908
Tupperware Brands Corp.	735	51,619

		800,509

Internet & Direct Marketing Retail (1.7%)
HSN, Inc.	494	15,759
Netflix, Inc.*	6,222	929,629
Nutrisystem, Inc.	429	22,329
Priceline Group, Inc. (The)*	711	1,329,940
Shutterfly, Inc. (x)*	439	20,852

		2,318,509

Leisure Products (0.2%)
Callaway Golf Co.	1,367	17,470
Hasbro, Inc.	1,626	181,315
Mattel, Inc.	4,963	106,854

		305,639

Media (3.8%)
Charter Communications, Inc., Class A*	3,109	1,047,267

Discovery Communications, Inc., Class A (x)*	2,246	$58,014
Discovery Communications, Inc., Class C*	3,169	79,891
John Wiley & Sons, Inc., Class A	669	35,290
Liberty Global plc, Class A*	3,500	112,420
Liberty Global plc, Class C*	8,713	271,671
Liberty Global plc LiLAC, Class A*	693	15,087
Liberty Global plc LiLAC, Class C*	1,754	37,553
New York Times Co. (The), Class A	1,863	32,975
Scholastic Corp.	430	18,744
Scripps Networks Interactive, Inc., Class A	1,250	85,387
Time Warner, Inc.	11,192	1,123,789
Walt Disney Co. (The)	22,862	2,429,087

		5,347,175

Multiline Retail (0.1%)
Kohl’s Corp.	2,565	99,188
Nordstrom, Inc. (x)	1,848	88,390

		187,578

Specialty Retail (1.7%)
AutoNation, Inc. (x)*	954	40,221
Best Buy Co., Inc.	4,105	235,340
Buckle, Inc. (The) (x)	424	7,547
Caleres, Inc.	631	17,529
CarMax, Inc. (x)*	2,720	171,523
Foot Locker, Inc.	1,924	94,815
GameStop Corp., Class A (x)	1,515	32,739
Gap, Inc. (The)	3,471	76,327
Lowe’s Cos., Inc.	12,556	973,467
Office Depot, Inc.	7,765	43,795
Pier 1 Imports, Inc.	1,200	6,228
Signet Jewelers Ltd. (x)	912	57,675
Staples, Inc.	9,454	95,202
Tiffany & Co.	1,804	169,341
Tractor Supply Co.	1,900	102,999
Ulta Beauty, Inc.*	859	246,825

		2,371,573

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	406	23,572
Deckers Outdoor Corp.*	464	31,673
Hanesbrands, Inc. (x)	5,492	127,195
Michael Kors Holdings Ltd.*	2,354	85,333
NIKE, Inc., Class B	19,139	1,129,201
PVH Corp.	1,152	131,904
Under Armour, Inc., Class A (x)*	2,666	58,012
Under Armour, Inc., Class C (x)*	2,711	54,654
VF Corp.	5,019	289,094
Wolverine World Wide, Inc.	1,445	40,474

		1,971,112

Total Consumer Discretionary		19,247,456

Consumer Staples (9.0%)
Beverages (2.1%)
Coca-Cola Co. (The)	59,013	2,646,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Dr Pepper Snapple Group, Inc.	2,632	$239,802

		2,886,535

Food & Staples Retailing (0.4%)
Sysco Corp.	7,406	372,744
United Natural Foods, Inc.*	732	26,864
Whole Foods Market, Inc.	4,631	195,012

		594,620

Food Products (2.7%)
Archer-Daniels-Midland Co.	8,204	339,481
Bunge Ltd.	2,021	150,767
Campbell Soup Co.	2,678	139,658
Darling Ingredients, Inc.*	2,392	37,650
General Mills, Inc.	8,366	463,476
Hain Celestial Group, Inc. (The) (x)*	1,504	58,385
Hormel Foods Corp. (x)	4,215	143,774
Ingredion, Inc.	1,044	124,455
JM Smucker Co. (The)	1,692	200,214
Kellogg Co.	3,790	263,253
Kraft Heinz Co. (The)	8,797	753,375
McCormick & Co., Inc. (Non-Voting)	1,652	161,087
Mondelez International, Inc., Class A	22,061	952,815

		3,788,390

Household Products (3.6%)
Clorox Co. (The)	1,847	246,094
Colgate-Palmolive Co.	12,127	898,975
Kimberly-Clark Corp.	5,137	663,238
Procter & Gamble Co. (The)	37,002	3,224,724

		5,033,031

Personal Products (0.2%)
Avon Products, Inc.*	6,352	24,137
Estee Lauder Cos., Inc. (The), Class A	3,205	307,616

		331,753

Total Consumer Staples		12,634,329

Energy (4.9%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	5,819	317,194
Core Laboratories NV (x)	641	64,914
National Oilwell Varco, Inc.	5,505	181,335
Schlumberger Ltd.	20,143	1,326,215
TechnipFMC plc*	6,424	174,733

		2,064,391

Oil, Gas & Consumable Fuels (3.4%)
Clean Energy Fuels Corp. (x)*	1,621	4,117
ConocoPhillips	17,832	783,895
Denbury Resources, Inc. (x)*	5,790	8,859
Devon Energy Corp.	7,244	231,591
Energen Corp. (x)*	1,411	69,661
EOG Resources, Inc.	8,332	754,212
EQT Corp.	2,512	147,178
Hess Corp.	4,141	181,666
Marathon Oil Corp.	12,277	145,482

Marathon Petroleum Corp.	7,609	$398,179
Noble Energy, Inc.	6,676	188,931
Occidental Petroleum Corp.	11,025	660,067
ONEOK, Inc.	3,062	159,714
Phillips 66	6,352	525,247
Pioneer Natural Resources Co.	2,461	392,726
QEP Resources, Inc.*	3,483	35,178
Southwestern Energy Co.*	7,173	43,612

		4,730,315

Total Energy		6,794,706

Financials (10.5%)
Banks (1.9%)
Bank of Hawaii Corp.	623	51,690
Cathay General Bancorp	1,089	41,328
CIT Group, Inc.	2,105	102,514
Citizens Financial Group, Inc.	7,400	264,032
Comerica, Inc.	2,557	187,275
Heartland Financial USA, Inc.	320	15,072
International Bancshares Corp.	815	28,566
KeyCorp	15,688	293,993
M&T Bank Corp.	2,011	325,681
Old National Bancorp	1,966	33,914
People’s United Financial, Inc.	4,996	88,229
PNC Financial Services Group, Inc. (The)‡	6,982	871,843
Signature Bank*	794	113,963
SVB Financial Group*	761	133,776
Umpqua Holdings Corp.	3,201	58,770

		2,610,646

Capital Markets (4.1%)
Ameriprise Financial, Inc.	2,215	281,947
Bank of New York Mellon Corp. (The)	14,985	764,535
BlackRock, Inc.‡	1,747	737,950
Charles Schwab Corp. (The)	17,340	744,926
CME Group, Inc.	4,914	615,429
FactSet Research Systems, Inc.	575	95,554
Franklin Resources, Inc.	4,930	220,815
Invesco Ltd.	5,870	206,565
Legg Mason, Inc.	1,275	48,654
Moody’s Corp.	2,473	300,915
Northern Trust Corp.	3,117	303,004
S&P Global, Inc.	3,732	544,835
State Street Corp.	5,506	494,053
T. Rowe Price Group, Inc.	3,491	259,067
TD Ameritrade Holding Corp.	3,825	164,437

		5,782,686

Consumer Finance (0.8%)
Ally Financial, Inc.	6,760	141,284
American Express Co.	11,062	931,863

		1,073,147

Diversified Financial Services (0.1%)
Voya Financial, Inc.	2,754	101,595

Insurance (3.6%)
Aflac, Inc.	5,795	450,156
Allstate Corp. (The)	5,279	466,875
Chubb Ltd.	6,739	979,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Hartford Financial Services Group, Inc. (The)	5,308	$279,042
Loews Corp.	4,159	194,683
Marsh & McLennan Cos., Inc.	7,443	580,256
Principal Financial Group, Inc.	4,128	264,481
Progressive Corp. (The)	8,380	369,474
Prudential Financial, Inc.	6,202	670,684
Travelers Cos., Inc. (The)	4,043	511,561
Willis Towers Watson plc	1,862	270,846

		5,037,774

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	7,080	92,960

Total Financials		14,698,808

Health Care (12.6%)
Biotechnology (4.4%)
Amgen, Inc.	10,646	1,833,561
Biogen, Inc.*	3,120	846,643
BioMarin Pharmaceutical, Inc.*	2,505	227,504
Celgene Corp.*	11,244	1,460,258
Gilead Sciences, Inc.	18,887	1,336,822
Vertex Pharmaceuticals, Inc.*	3,586	462,128

		6,166,916

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	1,100	165,132
Becton Dickinson and Co.	3,266	637,229
Cooper Cos., Inc. (The)	709	169,749
DENTSPLY SIRONA, Inc.	3,336	216,306
Edwards Lifesciences Corp.*	3,065	362,406
Hologic, Inc.*	4,060	184,243
IDEXX Laboratories, Inc.*	1,279	206,456
ResMed, Inc.	2,053	159,867
Varian Medical Systems, Inc.*	1,354	139,719

		2,241,107

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	2,369	223,942
Cardinal Health, Inc.	4,570	356,094
Centene Corp.*	2,485	198,502
Cigna Corp.	3,713	621,519
Envision Healthcare Corp.*	1,707	106,978
HCA Healthcare, Inc.*	4,262	371,646
Henry Schein, Inc.*	1,148	210,107
Humana, Inc.	2,164	520,702
Laboratory Corp. of America Holdings*	1,487	229,206
MEDNAX, Inc.*	1,360	82,103
Patterson Cos., Inc. (x)	1,222	57,373
Quest Diagnostics, Inc.	1,999	222,209
Select Medical Holdings Corp. (x)*	1,529	23,470
VCA, Inc.*	1,181	109,018

		3,332,869

Health Care Technology (0.2%)
Cerner Corp.*	4,296	285,555

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	4,625	274,309

Bio-Techne Corp.	542	$63,685
Mettler-Toledo International, Inc.*	374	220,114
PAREXEL International Corp.*	741	64,400
Quintiles IMS Holdings, Inc.*	2,058	184,191
Waters Corp.*	1,163	213,806

		1,020,505

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	24,171	1,346,808
Jazz Pharmaceuticals plc*	868	134,974
Merck & Co., Inc.	39,886	2,556,294
Zoetis, Inc.	7,102	443,023

		4,481,099

Total Health Care		17,528,051

Industrials (10.2%)
Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,054	141,069
Echo Global Logistics, Inc.*	383	7,622
Expeditors International of Washington, Inc.	2,618	147,865
United Parcel Service, Inc., Class B	9,957	1,101,144

		1,397,700

Airlines (0.2%)
Delta Air Lines, Inc.	2,656	142,734
Southwest Airlines Co.	2,229	138,510

		281,244

Building Products (0.9%)
Allegion plc	1,388	112,594
AO Smith Corp.	2,129	119,927
Builders FirstSource, Inc.*	1,372	21,019
Fortune Brands Home & Security, Inc.	2,236	145,877
Johnson Controls International plc	13,528	586,574
Masco Corp.	4,656	177,906
Owens Corning	1,634	109,347

		1,273,244

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.*	1,558	18,151
Copart, Inc.*	2,989	95,020
Deluxe Corp.	709	49,077
Essendant, Inc.	542	8,038
HNI Corp.	646	25,756
Interface, Inc.	942	18,510
Knoll, Inc.	714	14,316
RR Donnelley & Sons Co. (x)	1,015	12,728
Steelcase, Inc., Class A	1,274	17,836
Team, Inc.*	405	9,497
Tetra Tech, Inc.	835	38,201

		307,130

Construction & Engineering (0.1%)
EMCOR Group, Inc.	861	56,292
Granite Construction, Inc.	576	27,786
Quanta Services, Inc.*	2,189	72,062

		156,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.8%)
Acuity Brands, Inc.	639	$129,896
Eaton Corp. plc	6,516	507,140
Rockwell Automation, Inc.	1,847	299,140
Sensata Technologies Holding NV (x)*	2,483	106,074

		1,042,250

Industrial Conglomerates (1.5%)
3M Co.	8,628	1,796,263
Roper Technologies, Inc.	1,467	339,655

		2,135,918

Machinery (3.5%)
AGCO Corp.	942	63,481
Caterpillar, Inc.	8,469	910,079
Cummins, Inc.	2,289	371,322
Deere & Co.	3,898	481,754
Dover Corp.	2,260	181,297
Flowserve Corp.	1,895	87,985
Fortive Corp.	4,484	284,061
Graco, Inc.	822	89,828
Illinois Tool Works, Inc.	4,502	644,911
Ingersoll-Rand plc	3,715	339,514
Lincoln Electric Holdings, Inc.	857	78,921
Meritor, Inc.*	1,198	19,899
Middleby Corp. (The)*	834	101,339
Parker-Hannifin Corp.	1,911	305,416
Snap-on, Inc.	840	132,720
Stanley Black & Decker, Inc.	2,215	311,717
Tennant Co.	262	19,336
Timken Co. (The)	1,024	47,360
WABCO Holdings, Inc.*	753	96,015
Wabtec Corp. (x)	1,260	115,290
Xylem, Inc.	2,609	144,617

		4,826,862

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	542	58,617
Exponent, Inc.	378	22,037
Heidrick & Struggles International, Inc.	257	5,590
ICF International, Inc.*	262	12,340
IHS Markit Ltd.*	5,374	236,671
Kelly Services, Inc., Class A	453	10,170
ManpowerGroup, Inc.	980	109,417
Navigant Consulting, Inc.*	689	13,615
On Assignment, Inc.*	737	39,909
Resources Connection, Inc.	406	5,562
Robert Half International, Inc.	1,852	88,766
RPX Corp.*	614	8,565
TrueBlue, Inc.*	617	16,351

		627,610

Road & Rail (1.1%)
ArcBest Corp.	356	7,334
Avis Budget Group, Inc.*	1,122	30,597
CSX Corp.	13,384	730,231
Genesee & Wyoming, Inc., Class A*	890	60,867
Hertz Global Holdings, Inc. (x)*	735	8,452
Kansas City Southern	1,537	160,847

Norfolk Southern Corp.	4,188	$509,680
Ryder System, Inc.	777	55,928

		1,563,936

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,420	53,051
Applied Industrial Technologies, Inc.	567	33,481
Fastenal Co.	4,125	179,561
H&E Equipment Services, Inc.	464	9,470
United Rentals, Inc.*	1,225	138,070
WW Grainger, Inc. (x)	812	146,591

		560,224

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	860	9,331

Total Industrials		14,181,589

Information Technology (26.9%)
Communications Equipment (1.9%)
Calix, Inc.*	638	4,370
Cisco Systems, Inc.	72,396	2,265,995
F5 Networks, Inc.*	942	119,691
Motorola Solutions, Inc.	2,395	207,742
Plantronics, Inc.	482	25,213

		2,623,011

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	13,361	401,498
Flex Ltd.*	7,780	126,892
Itron, Inc.*	499	33,807
TE Connectivity Ltd.	5,118	402,684
Trimble, Inc.*	3,656	130,410

		1,095,291

Internet Software & Services (5.8%)
Alphabet, Inc., Class A*	4,297	3,994,835
Alphabet, Inc., Class C*	4,515	4,102,916

		8,097,751

IT Services (3.4%)
Accenture plc, Class A	9,004	1,113,615
Automatic Data Processing, Inc.	6,488	664,761
Cognizant Technology Solutions Corp., Class A	8,751	581,066
Convergys Corp.	1,394	33,149
FleetCor Technologies, Inc.*	1,335	192,520
International Business Machines Corp.	13,060	2,009,020
Teradata Corp. (x)*	1,895	55,884
Western Union Co. (The)	6,969	132,759

		4,782,774

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc. (x)*	12,008	149,860
Analog Devices, Inc.	5,250	408,450
Applied Materials, Inc.	15,597	644,312
Intel Corp.	68,372	2,306,871
Lam Research Corp.	2,351	332,502
Microchip Technology, Inc.	3,137	242,114
NVIDIA Corp.	7,791	1,126,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Skyworks Solutions, Inc.	2,665	$255,707
SunPower Corp. (x)*	904	8,443
Texas Instruments, Inc.	14,467	1,112,946

		6,587,472

Software (9.6%)
Adobe Systems, Inc.*	7,146	1,010,730
ANSYS, Inc.*	1,241	151,005
Autodesk, Inc.*	2,898	292,176
CA, Inc.	4,555	157,011
Cadence Design Systems, Inc.*	4,052	135,701
Citrix Systems, Inc.*	2,273	180,885
Dell Technologies, Inc., Class V*	3,141	191,947
Fortinet, Inc.*	2,131	79,785
Intuit, Inc.	3,507	465,765
Microsoft Corp.	106,176	7,318,711
Oracle Corp.	44,486	2,230,528
salesforce.com, Inc.*	9,556	827,550
Symantec Corp.	8,905	251,566
Workday, Inc., Class A*	1,795	174,115

		13,467,475

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	23,950	397,331
HP, Inc.	24,382	426,197
Super Micro Computer, Inc.*	566	13,952
Xerox Corp.	3,130	89,925

		927,405

Total Information Technology		37,581,179

Materials (2.9%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	3,138	448,922
Albemarle Corp.	1,636	172,663
Axalta Coating Systems Ltd.*	3,165	101,407
Ecolab, Inc.	3,806	505,246
HB Fuller Co.	732	37,413
International Flavors & Fragrances, Inc.	1,151	155,385
Minerals Technologies, Inc.	506	37,039
Mosaic Co. (The)	4,822	110,086
PPG Industries, Inc.	3,699	406,742
Praxair, Inc.	4,122	546,371
Sherwin-Williams Co. (The)	1,211	425,013

		2,946,287

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,292	114,174
Ball Corp.	4,835	204,085
Sealed Air Corp.	2,812	125,865
Sonoco Products Co.	1,457	74,919
WestRock Co.	3,640	206,243

		725,286

Metals & Mining (0.2%)
Compass Minerals International, Inc. (x)	491	32,062
Nucor Corp.	4,573	264,640
Schnitzer Steel Industries, Inc., Class A	385	9,702

		306,404

Paper & Forest Products (0.1%)
Domtar Corp.	910	$34,962

Total Materials		4,012,939

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
American Tower Corp. (REIT)	6,182	818,002
AvalonBay Communities, Inc. (REIT)	1,990	382,418
Boston Properties, Inc. (REIT)	2,203	271,013
Corporate Office Properties Trust (REIT)	1,435	50,268
Digital Realty Trust, Inc. (REIT)	2,288	258,430
Duke Realty Corp. (REIT)	5,168	144,446
Equinix, Inc. (REIT)	1,114	478,084
Equity Residential (REIT)	5,292	348,372
Federal Realty Investment Trust (REIT)	1,010	127,654
Forest City Realty Trust, Inc. (REIT), Class A	2,984	72,123
HCP, Inc. (REIT)	6,805	217,488
Host Hotels & Resorts, Inc. (REIT)	10,745	196,311
Iron Mountain, Inc. (REIT)	3,631	124,761
Liberty Property Trust (REIT)	2,133	86,835
Macerich Co. (The) (REIT)	1,773	102,940
Potlatch Corp. (REIT)	589	26,917
Prologis, Inc. (REIT)	7,635	447,717
SBA Communications Corp. (REIT)*	1,759	237,289
Simon Property Group, Inc. (REIT)	4,611	745,875
UDR, Inc. (REIT)	3,886	151,438
Vornado Realty Trust (REIT)	2,474	232,309
Weyerhaeuser Co. (REIT)	10,724	359,254

		5,879,944

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,399	160,123
Jones Lang LaSalle, Inc.	657	82,125
Realogy Holdings Corp.	2,029	65,841

		308,089

Total Real Estate		6,188,033

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.2%)
CenturyLink, Inc. (x)	7,945	189,727
Cincinnati Bell, Inc.*	550	10,753
Level 3 Communications, Inc.*	4,398	260,801
Verizon Communications, Inc.	58,943	2,632,394

		3,093,675

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	11,566	94,957

Total Telecommunication Services		3,188,632

Utilities (1.8%)
Electric Utilities (0.3%)
Alliant Energy Corp.	3,310	132,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Eversource Energy	4,571	$277,505

		410,468

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,252	49,704
Northwest Natural Gas Co.	423	25,317
WGL Holdings, Inc.	742	61,905

		136,926

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	9,580	106,434
Ormat Technologies, Inc.	540	31,687

		138,121

Multi-Utilities (1.2%)
Avista Corp.	926	39,318
CenterPoint Energy, Inc.	5,947	162,829
CMS Energy Corp.	4,056	187,590
Consolidated Edison, Inc.	4,408	356,255
MDU Resources Group, Inc.	2,697	70,661
NiSource, Inc.	4,683	118,761
Sempra Energy	3,430	386,732
WEC Energy Group, Inc.	4,598	282,225

		1,604,371

Water Utilities (0.1%)
American Water Works Co., Inc.	2,590	201,891

Total Utilities		2,491,777

Total Common Stocks (99.3%) (Cost $105,681,074)		138,547,499

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary), CVR*†	2,090	1,024
Safeway, Inc. (PDC subsidiary), CVR*†	2,090	32

Total Consumer Staples		1,056

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*†	860	716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		1,772

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	395,885	396,003

	Number of Shares	Value (Note 1)

Repurchase Agreements (1.6%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $102,000. (xx)	100,000	$100,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $300,028, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $50,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $55,591. (xx)	50,000	50,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $67,788, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $75,359. (xx)	67,780	67,780
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,219,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,243,261. (xx)	1,218,884	1,218,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $102,001. (xx)	100,000	$100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000

Total Repurchase Agreements		2,236,664

Total Short-Term Investments (1.9%) (Cost $2,632,667)		$2,632,667

Total Investments (101.2%) (Cost $108,313,741)		141,181,938
Other Assets Less Liabilities (-1.2%)		(1,686,201)

Net Assets (100%)		$139,495,737

*	Non-income producing.
†	Securities (totaling $1,772 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $2,199,991. This was secured by cash collateral of $2,236,664 which was subsequently invested in joint repurchase agreements with a total value of $2,236,664, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,840 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

CVR	— Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$674,317	$8,800	$18,249	$737,950	$8,873	$1,064
PNC Financial Services Group, Inc. (The)	835,913	10,956	29,542	871,843	7,874	1,286

	$1,510,230	$19,756	$47,791	$1,609,793	$16,747	$2,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,247,456	$—	$—	$19,247,456
Consumer Staples	12,634,329	—	—	12,634,329
Energy	6,794,706	—	—	6,794,706
Financials	14,698,808	—	—	14,698,808
Health Care	17,528,051	—	—	17,528,051
Industrials	14,181,589	—	—	14,181,589
Information Technology	37,581,179	—	—	37,581,179
Materials	4,012,939	—	—	4,012,939
Real Estate	6,188,033	—	—	6,188,033
Telecommunication Services	3,188,632	—	—	3,188,632
Utilities	2,491,777	—	—	2,491,777
Rights
Consumer Staples	—	—	1,056	1,056
Health Care	—	—	716	716
Short-Term Investments
Investment Companies	396,003	—	—	396,003
Repurchase Agreements	—	2,236,664	—	2,236,664

Total Assets	$138,943,502	$2,236,664	$1,772	$141,181,938

Total Liabilities	$—	$—	$—	$—

Total	$138,943,502	$2,236,664	$1,772	$141,181,938

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 15%)*	$5,913,526
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$8,246,267

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/ or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,661,233
Aggregate gross unrealized depreciation	(2,784,102)

Net unrealized appreciation	$32,877,131

Federal income tax cost of investments	$108,304,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $983,777)	$1,609,793
Unaffiliated Issuers (Cost $105,093,300)	137,335,481
Repurchase Agreements (Cost $2,236,664)	2,236,664
Cash	229,005
Receivable from Separate Accounts for Trust shares sold	348,709
Dividends, interest and other receivables	148,577
Security lending income receivable	918
Other assets	1,558

Total assets	141,910,705

LIABILITIES
Payable for return of collateral on securities loaned	2,236,664
Investment management fees payable	57,738
Distribution fees payable – Class IB	28,074
Payable to Separate Accounts for Trust shares redeemed	25,504
Administrative fees payable	11,346
Distribution fees payable – Class IA	795
Trustees’ fees payable	135
Accrued expenses	54,712

Total liabilities	2,414,968

NET ASSETS	$139,495,737

Net assets were comprised of:
Paid in capital	$85,513,967
Accumulated undistributed net investment income (loss)	706,403
Accumulated undistributed net realized gain (loss) on investments	20,407,170
Net unrealized appreciation (depreciation) on investments	32,868,197

Net assets	$139,495,737

Class IA
Net asset value, offering and redemption price per share, $3,845,277 / 297,831 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.91

Class IB
Net asset value, offering and redemption price per share, $135,650,460 / 10,677,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.70

(x)	Includes value of securities on loan of $2,199,991.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($16,747 of dividend income received from affiliates)	$1,301,971
Interest	350
Securities lending (net)	5,006

Total income	1,307,327

EXPENSES
Investment management fees	340,887
Distribution fees – Class IB	165,913
Administrative fees	67,049
Custodian fees	30,249
Professional fees	25,202
Printing and mailing expenses	5,295
Distribution fees – Class IA	4,530
Trustees’ fees	1,602
Miscellaneous	1,708

Total expenses	642,435

NET INVESTMENT INCOME (LOSS)	664,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,350 of realized gain (loss) from affiliates)	1,093,180
Net change in unrealized appreciation (depreciation) on investments ($127,598 of change in unrealized appreciation (depreciation) from affiliates)	9,898,109

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,991,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,656,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$664,892	$1,464,658
Net realized gain (loss) on investments and foreign currency transactions	1,093,180	21,899,513
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	9,898,109	(11,481,146)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,656,181	11,883,025

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(37,722)
Class IB	—	(1,434,906)

	—	(1,472,628)

Distributions from net realized capital gains
Class IA	—	(69,725)
Class IB	—	(2,492,414)

	—	(2,562,139)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,034,767)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,881 and 12,157 shares, respectively ]	311,194	136,019
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,089 shares, respectively ]	—	107,447
Capital shares repurchased [ (14,054) and (65,231) shares, respectively ]	(174,260)	(739,660)

Total Class IA transactions	136,934	(496,194)

Class IB
Capital shares sold [ 676,566 and 884,699 shares, respectively ]	8,278,161	9,760,823
Capital shares issued in reinvestment of dividends and distributions [ 0 and 337,465 shares, respectively ]	—	3,927,320
Capital shares repurchased [ (892,808) and (1,981,477) shares, respectively ]	(11,027,506)	(21,760,361)

Total Class IB transactions	(2,749,345)	(8,072,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,612,411)	(8,568,412)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,043,770	(720,154)
NET ASSETS:
Beginning of period	130,451,967	131,172,121

End of period (a)	$139,495,737	$130,451,967

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$706,403	$41,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.85	$11.11	$12.56	$11.23	$8.42	$7.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.13	0.10	0.08	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.00	0.97	(0.10)	1.42	2.81	1.14

Total from investment operations	1.06	1.10	0.03	1.52	2.89	1.22

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	—	(0.23)	(1.35)	(0.10)	—	—

Total dividends and distributions	—	(0.36)	(1.48)	(0.19)	(0.08)	(0.08)

Net asset value, end of period	$12.91	$11.85	$11.11	$12.56	$11.23	$8.42

Total return (b)	8.95%	9.96%	0.47%	13.57%	34.31%	16.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,845	$3,402	$3,678	$4,052	$3,713	$3,041
Ratio of expenses to average net assets (a)(f)	0.94%	0.95%	0.93%	0.95%	0.96%	1.01%
Ratio of net investment income (loss) to average net assets (a)(f)	0.97%	1.16%	1.01%	0.83%	0.82%	0.98%
Portfolio turnover rate (z)^	4%	15%	52%	13%	16%	11%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.66	$10.94	$12.39	$11.08	$8.31	$7.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.13	0.10	0.08	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98	0.95	(0.10)	1.40	2.77	1.13

Total from investment operations	1.04	1.08	0.03	1.50	2.85	1.21

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	—	(0.23)	(1.35)	(0.10)	—	—

Total dividends and distributions	—	(0.36)	(1.48)	(0.19)	(0.08)	(0.08)

Net asset value, end of period	$12.70	$11.66	$10.94	$12.39	$11.08	$8.31

Total return (b)	8.92%	9.94%	0.49%	13.58%	34.27%	16.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,650	$127,050	$127,494	$128,884	$115,118	$81,295
Ratio of expenses to average net assets (a)(f)	0.94%	0.95%	0.93%	0.95%	0.96%	1.01%
Ratio of net investment income (loss) to average net assets (a)(f)	0.97%	1.16%	1.01%	0.83%	0.82%	0.99%
Portfolio turnover rate (z)^	4%	15%	52%	13%	16%	11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$404,158,106	17.8%
Information Technology	361,581,021	15.9
Consumer Discretionary	276,604,417	12.1
Industrials	238,380,803	10.5
Health Care	234,220,387	10.3
Consumer Staples	190,783,789	8.4
Investment Companies	108,532,369	4.8
Energy	91,163,807	4.0
Materials	90,723,372	4.0
Telecommunication Services	61,089,277	2.7
Real Estate	59,062,550	2.6
Utilities	44,982,778	2.0
Repurchase Agreements	16,703,538	0.7
Cash and Other	94,524,165	4.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,136.00	$6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,135.60	6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,136.67	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.4%)
Banco Macro SA (ADR)	22,988	$2,119,264
Grupo Financiero Galicia SA (ADR)	47,026	2,005,189
MercadoLibre, Inc.	20,797	5,217,551

		9,342,004

Australia (2.1%)
AGL Energy Ltd.	33,552	657,596
Alumina Ltd. (x)	132,164	195,036
Amcor Ltd.	58,353	727,020
AMP Ltd.	145,782	581,529
APA Group	57,099	402,437
Aristocrat Leisure Ltd.	28,027	485,977
ASX Ltd.	10,073	415,054
Aurizon Holdings Ltd.	104,616	430,986
AusNet Services	93,733	124,995
Australia & New Zealand Banking Group Ltd.	146,307	3,229,609
Bank of Queensland Ltd. (x)	18,638	164,023
Bendigo & Adelaide Bank Ltd.	23,788	202,581
BHP Billiton Ltd.	160,387	2,869,806
BHP Billiton plc	106,724	1,634,671
BlueScope Steel Ltd.	28,615	290,534
Boral Ltd.	60,399	322,638
Brambles Ltd.	80,641	603,072
Caltex Australia Ltd.	13,437	326,458
Challenger Ltd.	28,646	293,711
CIMIC Group Ltd.	5,498	164,129
Coca-Cola Amatil Ltd.	26,871	190,628
Cochlear Ltd.	2,748	328,328
Commonwealth Bank of Australia	86,113	5,480,900
Computershare Ltd.	23,925	260,017
Crown Resorts Ltd.	19,397	183,077
CSL Ltd.	22,687	2,406,860
Dexus (REIT) (x)	46,429	338,297
Domino’s Pizza Enterprises Ltd. (x)	3,222	128,972
Flight Centre Travel Group Ltd. (x)	2,751	80,982
Fortescue Metals Group Ltd. (x)	80,214	321,826
Goodman Group (REIT)	90,034	544,605
GPT Group (The) (REIT)	93,665	344,836
Harvey Norman Holdings Ltd. (x)	32,214	94,582
Healthscope Ltd.	76,194	129,424
Incitec Pivot Ltd.	86,925	227,824
Insurance Australia Group Ltd.	119,095	620,617
LendLease Group	26,451	338,498
Macquarie Group Ltd.	15,286	1,039,770
Medibank Pvt Ltd.	142,361	306,372
Mirvac Group (REIT)	189,038	309,478
National Australia Bank Ltd.	134,265	3,053,572
Newcrest Mining Ltd.	38,160	591,288
Oil Search Ltd.	66,969	351,042
Orica Ltd.	17,867	283,990
Origin Energy Ltd.*	89,647	472,672
Qantas Airways Ltd.	26,602	116,953
QBE Insurance Group Ltd.	66,678	605,247

Ramsay Health Care Ltd.	7,326	$414,424
REA Group Ltd.	2,757	140,704
Santos Ltd.*	94,586	220,277
Scentre Group (REIT)	267,255	831,919
SEEK Ltd.	16,617	215,972
Sonic Healthcare Ltd.	20,799	387,184
South32 Ltd. (x)	256,529	528,411
Stockland (REIT)	118,682	399,539
Suncorp Group Ltd.	62,848	715,880
Sydney Airport	58,064	316,412
Tabcorp Holdings Ltd.	42,204	141,754
Tatts Group Ltd.	64,568	207,441
Telstra Corp. Ltd.	211,229	698,108
TPG Telecom Ltd. (x)	16,154	70,771
Transurban Group (x)	101,931	928,378
Treasury Wine Estates Ltd.	37,157	375,835
Vicinity Centres (REIT)	162,328	320,647
Wesfarmers Ltd.	55,966	1,725,780
Westfield Corp. (REIT)	97,973	604,675
Westpac Banking Corp.	167,586	3,929,889
Woodside Petroleum Ltd.	38,419	882,026
Woolworths Ltd.	64,243	1,261,093

		48,589,638

Austria (0.2%)
ANDRITZ AG	3,751	225,949
Erste Group Bank AG*	106,574	4,080,780
OMV AG	7,984	414,319
Raiffeisen Bank International AG*	6,440	162,555
voestalpine AG (x)	5,318	247,817

		5,131,420

Belgium (0.3%)
Ageas	9,700	390,640
Anheuser-Busch InBev SA/NV	38,077	4,205,884
Colruyt SA	2,823	148,720
Groupe Bruxelles Lambert SA	4,102	394,907
KBC Group NV	12,588	954,802
Proximus SADP	7,692	269,097
Solvay SA	3,818	512,386
Telenet Group Holding NV*	2,873	180,969
UCB SA	6,576	452,374
Umicore SA	4,905	341,177

		7,850,956

Bermuda (0.0%)
XL Group Ltd.	8,830	386,754

Brazil (1.1%)
Banco Bradesco SA (Preference) (q)*	567,587	4,822,836
BRF SA*	254,553	3,005,860
Itau Unibanco Holding SA (Preference) (q)	489,136	5,425,986
Kosmos Comercio de Vestuario SA (Preference) (q)*†	1,248,000	—
Lojas Renner SA*	415,099	3,445,689
Petroleo Brasileiro SA*	505,758	2,025,841
Petroleo Brasileiro SA (Preference) (q)*	638,815	2,396,834
Raia Drogasil SA*	160,033	3,405,574

		24,528,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Chile (0.1%)
Antofagasta plc	19,099	$198,879
SACI Falabella	247,247	2,024,906

		2,223,785

China (3.3%)
Alibaba Group Holding Ltd. (ADR)*	64,425	9,077,483
Baidu, Inc. (ADR)*	8,930	1,597,220
Bank of China Ltd., Class H*	12,347,000	6,056,908
BOC Hong Kong Holdings Ltd.	190,500	911,331
China Construction Bank Corp., Class H	6,717,420	5,205,335
China Mengniu Dairy Co. Ltd.*	606,000	1,187,558
China Mobile Ltd.	385,500	4,090,795
China Overseas Land & Investment Ltd.	248,000	725,820
China Pacific Insurance Group Co. Ltd., Class H	881,000	3,599,626
China Unicom Hong Kong Ltd.*	1,514,000	2,249,441
CRCC High-Tech Equipment Corp. Ltd., Class H	1,207,000	510,167
CSPC Pharmaceutical Group Ltd.	1,108,000	1,617,839
Industrial & Commercial Bank of China Ltd., Class H*	1,426,000	962,545
JD.com, Inc. (ADR)*	221,469	8,686,014
NetEase, Inc. (ADR)	4,560	1,370,873
New Oriental Education & Technology Group, Inc. (ADR)*	22,894	1,613,798
PetroChina Co. Ltd., Class H	2,038,000	1,247,736
Shenzhou International Group Holdings Ltd.	275,000	1,806,928
TAL Education Group (ADR)	16,937	2,071,564
Tencent Holdings Ltd.	550,600	19,689,850
Yangzijiang Shipbuilding Holdings Ltd.	100,497	86,865
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	964,000	469,193

		74,834,889

Czech Republic (0.2%)
Komercni banka A/S	96,670	3,872,016

Denmark (0.6%)
AP Moller - Maersk A/S, Class A	194	370,398
AP Moller - Maersk A/S, Class B	335	673,566
Carlsberg A/S, Class B	5,564	594,401
Chr Hansen Holding A/S	5,256	382,271
Coloplast A/S, Class B	6,121	511,466
Danske Bank A/S	36,870	1,418,088
DONG Energy A/S§	7,577	342,052
DSV A/S	9,343	574,040
FLSmidth & Co. A/S	24,885	1,572,525
Genmab A/S*	2,791	595,467
H Lundbeck A/S	3,457	194,028
ISS A/S	8,059	316,525
Novo Nordisk A/S, Class B	90,517	3,876,311

Novozymes A/S, Class B	11,882	$519,969
Pandora A/S	5,603	522,832
TDC A/S	44,026	256,027
Tryg A/S	6,400	139,986
Vestas Wind Systems A/S	11,014	1,016,752
William Demant Holding A/S*	6,284	162,642

		14,039,346

Egypt (0.1%)
Commercial International Bank Egypt SAE	505,385	2,230,118

Finland (0.3%)
Elisa OYJ	6,756	261,816
Fortum OYJ	23,101	362,264
Kone OYJ, Class B	16,960	862,778
Metso OYJ	5,977	207,257
Neste OYJ	6,605	260,189
Nokia OYJ	289,368	1,769,837
Nokian Renkaat OYJ	6,228	257,786
Orion OYJ, Class B	5,290	337,746
Sampo OYJ, Class A	22,340	1,144,886
Stora Enso OYJ, Class R	27,613	356,697
UPM-Kymmene OYJ	26,233	747,852
Wartsila OYJ Abp	7,682	454,054

		7,023,162

France (4.5%)
Accor SA	9,048	424,166
Aeroports de Paris	1,398	225,617
Air Liquide SA	19,647	2,427,989
Airbus SE	151,134	12,428,474
Alstom SA*	8,146	284,794
Arkema SA	3,409	363,778
Atos SE	4,421	620,577
AXA SA‡	98,010	2,681,014
BNP Paribas SA	56,687	4,082,823
Bollore SA (x)	44,152	200,755
Bouygues SA	10,614	447,573
Bureau Veritas SA	13,568	300,248
Capgemini SE	8,427	870,861
Carrefour SA (x)	28,982	733,205
Casino Guichard Perrachon SA (x)	3,106	183,974
Christian Dior SE	646	184,715
Cie de Saint-Gobain	25,084	1,340,233
Cie Generale des Etablissements Michelin	8,549	1,136,558
CNP Assurances	8,928	200,424
Credit Agricole SA	56,605	910,615
Danone SA	29,498	2,217,214
Dassault Aviation SA	116	161,975
Dassault Systemes SE	6,650	596,155
Edenred	10,874	283,543
Eiffage SA	3,107	282,331
Electricite de France SA (x)	27,405	296,792
Engie SA	85,191	1,285,831
Essilor International SA	10,434	1,327,575
Eurazeo SA	2,080	156,058
Eutelsat Communications SA	9,130	233,166
Fonciere Des Regions (REIT)	1,632	151,393
Gecina SA (REIT)	2,013	315,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Groupe Eurotunnel SE (Registered)	24,964	$266,251
Hermes International	1,055	521,330
ICADE (REIT)	2,050	172,093
Iliad SA	1,381	326,661
Imerys SA	1,613	140,290
Ingenico Group SA	2,941	267,012
Ipsen SA	1,880	257,347
JCDecaux SA	3,295	108,084
Kering	25,258	8,602,600
Klepierre (REIT)	11,379	466,380
Lagardere SCA	6,042	190,809
Legrand SA	13,456	941,337
L’Oreal SA	12,729	2,651,809
LVMH Moet Hennessy Louis Vuitton SE	52,263	13,030,804
Natixis SA	48,624	326,385
Orange SA	100,636	1,596,536
Pernod Ricard SA	10,664	1,428,092
Peugeot SA	25,349	505,653
Publicis Groupe SA	9,887	737,509
Remy Cointreau SA	1,303	152,171
Renault SA	9,579	867,047
Rexel SA	14,900	243,783
Safran SA	15,748	1,443,243
Sanofi	58,640	5,609,883
Schneider Electric SE*	28,405	2,182,425
SCOR SE	7,988	316,677
SEB SA	1,138	204,388
Societe BIC SA	1,547	183,582
Societe Generale SA	128,138	6,894,681
Sodexo SA	4,788	619,047
Suez	16,031	296,894
Thales SA	5,454	587,048
TOTAL SA	116,484	5,758,732
Unibail-Rodamco SE (REIT) (x)	4,979	1,254,785
Valeo SA	12,282	827,505
Veolia Environnement SA	25,386	536,400
Vinci SA	25,651	2,189,386
Vivendi SA	51,826	1,153,673
Wendel SA	1,455	215,373
Zodiac Aerospace	9,661	262,065

		101,691,984

Germany (4.4%)
adidas AG	22,806	4,369,531
Allianz SE (Registered)	54,853	10,800,921
Axel Springer SE	2,335	140,280
BASF SE	45,899	4,251,025
Bayer AG (Registered)	78,019	10,087,184
Bayerische Motoren Werke AG	16,687	1,549,120
Bayerische Motoren Werke AG (Preference) (q)	77,111	6,357,061
Beiersdorf AG	4,913	516,472
Brenntag AG	7,445	430,948
Commerzbank AG*	52,794	628,915
Continental AG	5,555	1,198,820
Covestro AG§	5,594	403,861
Daimler AG (Registered)	48,117	3,482,614
Deutsche Bank AG (Registered)	104,543	1,853,744

Deutsche Boerse AG	9,645	$1,018,102
Deutsche Lufthansa AG (Registered)	12,345	280,939
Deutsche Post AG (Registered)	49,011	1,837,195
Deutsche Telekom AG (Registered)	163,604	2,937,444
Deutsche Wohnen AG	17,387	665,063
E.ON SE	113,307	1,067,403
Evonik Industries AG	7,679	245,444
Fraport AG Frankfurt Airport Services Worldwide	1,956	172,692
Fresenius Medical Care AG & Co. KGaA	10,671	1,025,854
Fresenius SE & Co. KGaA	20,700	1,774,606
FUCHS PETROLUB SE (Preference) (q)	3,550	193,305
GEA Group AG	9,511	389,221
Hannover Rueck SE	2,935	351,815
HeidelbergCement AG	7,332	708,880
Henkel AG & Co. KGaA	5,113	618,436
Henkel AG & Co. KGaA (Preference) (q)	8,977	1,235,496
HOCHTIEF AG	1,076	197,124
HUGO BOSS AG	3,089	216,273
Infineon Technologies AG	57,238	1,208,445
Innogy SE§	7,145	281,257
K+S AG (Registered) (x)	9,298	238,094
LANXESS AG	4,760	360,394
Linde AG	26,872	5,088,710
MAN SE	1,833	196,523
Merck KGaA	6,659	804,290
METRO AG	8,456	285,443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,129	1,639,185
OSRAM Licht AG	4,625	368,450
Porsche Automobil Holding SE (Preference) (q)	7,964	447,436
ProSiebenSat.1 Media SE	11,419	477,867
RWE AG*	25,452	507,126
SAP SE	123,723	12,922,820
Schaeffler AG (Preference) (q)	8,373	119,923
Siemens AG (Registered)	63,201	8,687,467
Symrise AG	6,013	425,938
Telefonica Deutschland Holding AG	38,786	193,721
thyssenkrupp AG	19,132	543,559
TUI AG	24,093	351,141
United Internet AG (Registered)	6,337	348,464
Volkswagen AG	1,753	271,797
Volkswagen AG (Preference) (q)	9,330	1,421,012
Vonovia SE	23,115	917,824
Zalando SE*§	4,170	190,558

		99,303,232

Hong Kong (1.2%)
AIA Group Ltd.	1,096,600	8,012,991
ASM Pacific Technology Ltd.	11,000	148,640
Bank of East Asia Ltd. (The)	61,200	262,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Cheung Kong Property Holdings Ltd.	134,764	$1,055,507
CK Hutchison Holdings Ltd.	133,264	1,672,745
CK Infrastructure Holdings Ltd.	33,000	277,274
CLP Holdings Ltd.	82,000	867,530
First Pacific Co. Ltd.	95,500	70,456
Galaxy Entertainment Group Ltd.	121,000	734,606
Hang Lung Group Ltd.	44,000	182,031
Hang Lung Properties Ltd.	101,000	252,259
Hang Seng Bank Ltd.	39,400	824,087
Henderson Land Development Co. Ltd.	62,632	349,362
HK Electric Investments & HK Electric Investments Ltd.§	146,000	134,267
HKT Trust & HKT Ltd.	189,260	248,227
Hong Kong & China Gas Co. Ltd.	415,160	780,607
Hong Kong Exchanges & Clearing Ltd.	58,328	1,507,610
Hongkong Land Holdings Ltd.	61,900	446,299
Hutchison Port Holdings Trust (OTC Exchange)	78,600	31,833
Hutchison Port Holdings Trust (Singapore Stock Exchange)	190,700	82,001
Hysan Development Co. Ltd.	35,000	166,988
Jardine Matheson Holdings Ltd.	10,700	677,845
Jardine Strategic Holdings Ltd.	11,400	468,540
Kerry Properties Ltd.	30,500	103,523
Li & Fung Ltd.	290,000	105,489
Link REIT (REIT)	108,000	821,677
Melco Resorts & Entertainment Ltd. (ADR)	6,146	137,978
MTR Corp. Ltd.	73,500	413,749
New World Development Co. Ltd.	294,381	373,658
NWS Holdings Ltd. (x)	84,272	165,793
PCCW Ltd.	209,000	118,856
Power Assets Holdings Ltd.	69,000	609,360
Sands China Ltd.	124,787	571,395
Shangri-La Asia Ltd.	52,166	88,464
Sino Biopharmaceutical Ltd.	1,111,000	981,870
Sino Land Co. Ltd.	165,001	270,512
SJM Holdings Ltd.	111,000	117,007
Sun Hung Kai Properties Ltd.	72,000	1,057,759
Swire Pacific Ltd., Class A	24,500	239,275
Swire Properties Ltd.	60,800	200,526
Techtronic Industries Co. Ltd.	71,000	326,470
WH Group Ltd.§	407,000	410,782
Wharf Holdings Ltd. (The)	61,100	506,333
Wheelock & Co. Ltd.	39,000	294,219
Yue Yuen Industrial Holdings Ltd.	35,000	145,246

		27,314,633

Hungary (0.2%)
OTP Bank plc	128,039	4,285,154

India (1.9%)
Ashok Leyland Ltd.	2,111,558	3,065,863
Bharat Petroleum Corp. Ltd.	347,161	3,434,148
DLF Ltd.*	2,359,745	6,961,955

Housing Development Finance Corp. Ltd.	173,094	$4,324,706
ICICI Bank Ltd.	194,281	872,104
ICICI Bank Ltd. (ADR)	439,457	3,941,925
IndusInd Bank Ltd.*	187,491	4,289,922
Marico Ltd.	897,861	4,366,546
Maruti Suzuki India Ltd.	31,378	3,503,753
Shree Cement Ltd.	12,978	3,403,905
Zee Entertainment Enterprises Ltd.	688,909	5,236,827

		43,401,654

Indonesia (0.8%)
Astra International Tbk. PT	5,138,500	3,432,376
Bank Mandiri Persero Tbk. PT	3,378,400	3,219,495
Bumi Serpong Damai Tbk. PT	11,282,200	1,547,750
Semen Indonesia Persero Tbk. PT	3,331,700	2,495,624
Telekomunikasi Indonesia Persero Tbk. PT	10,089,900	3,408,169
Unilever Indonesia Tbk. PT	774,200	2,831,898
XL Axiata Tbk. PT*	7,137,575	1,823,783

		18,759,095

Ireland (0.2%)
AerCap Holdings NV*	7,224	335,410
Bank of Ireland*	1,430,634	375,820
CRH plc	42,749	1,512,378
James Hardie Industries plc (CHDI)	22,958	361,733
Kerry Group plc, Class A	8,416	724,097
Paddy Power Betfair plc	4,277	456,599

		3,766,037

Israel (0.2%)
Azrieli Group Ltd.	2,274	126,275
Bank Hapoalim BM	54,890	369,789
Bank Leumi Le-Israel BM	77,993	378,438
Bezeq The Israeli Telecommunication Corp. Ltd.	120,478	199,862
Check Point Software Technologies Ltd.*	6,626	722,764
Elbit Systems Ltd.	1,188	146,249
Frutarom Industries Ltd.	1,939	135,543
Israel Chemicals Ltd.	25,003	117,740
Mizrahi Tefahot Bank Ltd.	8,869	161,349
Nice Ltd.	3,043	241,581
Teva Pharmaceutical Industries Ltd. (ADR)	46,024	1,528,917

		4,128,507

Italy (0.7%)
Assicurazioni Generali SpA	58,663	965,498
Atlantia SpA	22,697	638,752
Brunello Cucinelli SpA (x)	46,813	1,230,821
Enel SpA	406,449	2,179,075
Eni SpA	128,546	1,932,136
Ferrari NV	6,327	543,063
Intesa Sanpaolo SpA	641,122	2,032,747
Intesa Sanpaolo SpA (RNC)	39,928	118,387
Leonardo SpA	21,382	355,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Luxottica Group SpA	8,770	$507,344
Mediobanca SpA	29,197	288,121
Poste Italiane SpA§	26,917	184,306
Prysmian SpA	11,138	327,573
Recordati SpA	5,225	211,974
Saipem SpA*	31,251	115,432
Snam SpA	124,932	544,509
Telecom Italia SpA*	529,013	488,203
Telecom Italia SpA (RNC)	325,460	239,762
Terna Rete Elettrica Nazionale SpA	77,668	419,236
Tod’s SpA	15,257	951,448
UniCredit SpA*	100,029	1,867,957
UnipolSai Assicurazioni SpA	61,609	134,471

		16,276,147

Japan (9.3%)
ABC-Mart, Inc.	1,800	105,784
Acom Co. Ltd.*	18,300	83,467
Aeon Co. Ltd.	30,500	462,890
AEON Financial Service Co. Ltd.	5,400	114,169
Aeon Mall Co. Ltd.	5,580	109,740
Air Water, Inc.	8,000	146,806
Aisin Seiki Co. Ltd.	8,800	449,878
Ajinomoto Co., Inc.	26,700	576,017
Alfresa Holdings Corp.	9,200	177,252
Alps Electric Co. Ltd.	9,000	259,258
Amada Holdings Co. Ltd.	17,600	203,110
ANA Holdings, Inc.	63,000	218,673
Aozora Bank Ltd.	63,000	239,733
Asahi Glass Co. Ltd.	9,800	412,127
Asahi Group Holdings Ltd.	19,100	717,980
Asahi Kasei Corp.	65,000	697,822
Asics Corp.	8,300	153,639
Astellas Pharma, Inc.	108,500	1,325,924
Bandai Namco Holdings, Inc.	9,900	337,115
Bank of Kyoto Ltd. (The)	13,000	122,516
Benesse Holdings, Inc.	3,900	147,019
Bridgestone Corp.	32,700	1,407,139
Brother Industries Ltd.	12,600	290,481
Calbee, Inc.	3,500	137,386
Canon, Inc.	53,900	1,828,694
Casio Computer Co. Ltd.	10,200	156,616
Central Japan Railway Co.	7,200	1,172,100
Chiba Bank Ltd. (The)	36,000	260,538
Chubu Electric Power Co., Inc.	33,500	444,532
Chugai Pharmaceutical Co. Ltd. (x)	11,700	437,417
Chugoku Bank Ltd. (The)	8,200	122,481
Chugoku Electric Power Co., Inc. (The)	14,300	157,526
Coca-Cola Bottlers Japan, Inc. (x)	6,400	184,930
Concordia Financial Group Ltd.	55,700	280,592
Credit Saison Co. Ltd.	7,800	152,151
CYBERDYNE, Inc.*	5,000	66,459
Dai Nippon Printing Co. Ltd.	26,000	288,491
Daicel Corp.	13,100	162,709
Dai-ichi Life Holdings, Inc.	310,000	5,585,375
Daiichi Sankyo Co. Ltd.	29,700	698,963
Daikin Industries Ltd.	12,500	1,274,728

Daito Trust Construction Co. Ltd.	3,600	$559,964
Daiwa House Industry Co. Ltd.	28,200	962,273
Daiwa House REIT Investment Corp. (REIT)	70	166,108
Daiwa Securities Group, Inc.	85,400	505,529
DeNA Co. Ltd.	5,300	118,558
Denso Corp.	23,700	999,203
Dentsu, Inc.	11,186	534,064
Disco Corp.	1,400	223,054
Don Quijote Holdings Co. Ltd.	6,400	242,401
East Japan Railway Co.	16,637	1,589,372
Eisai Co. Ltd.	12,400	684,081
Electric Power Development Co. Ltd.	8,100	200,060
FamilyMart UNY Holdings Co. Ltd.	4,200	240,107
FANUC Corp.	23,518	4,527,960
Fast Retailing Co. Ltd.	2,700	898,280
Fuji Electric Co. Ltd.	29,000	152,638
FUJIFILM Holdings Corp.	20,600	739,933
Fujitsu Ltd.	96,000	706,546
Fukuoka Financial Group, Inc.	38,000	180,413
Hachijuni Bank Ltd. (The)	19,000	120,445
Hakuhodo DY Holdings, Inc.	9,500	125,935
Hamamatsu Photonics KK	7,600	233,118
Hankyu Hanshin Holdings, Inc.	12,400	445,397
Hikari Tsushin, Inc.	1,000	105,090
Hino Motors Ltd.	12,300	136,369
Hirose Electric Co. Ltd.	1,680	239,285
Hiroshima Bank Ltd. (The)	26,000	115,119
Hisamitsu Pharmaceutical Co., Inc.	3,300	157,848
Hitachi Chemical Co. Ltd.	5,400	160,836
Hitachi Construction Machinery Co. Ltd.	6,000	149,740
Hitachi High-Technologies Corp.	3,700	143,427
Hitachi Ltd.	242,200	1,484,532
Hitachi Metals Ltd.	10,000	138,875
Honda Motor Co. Ltd.	86,000	2,342,778
Hoshizaki Corp.	2,600	234,861
Hoya Corp.	19,900	1,032,022
Hulic Co. Ltd.	15,800	161,126
Idemitsu Kosan Co. Ltd.	4,200	119,120
IHI Corp.*	72,000	244,534
Iida Group Holdings Co. Ltd.	7,700	128,088
Inpex Corp.	49,000	470,940
Isetan Mitsukoshi Holdings Ltd.	15,700	157,174
Isuzu Motors Ltd.	27,600	340,108
ITOCHU Corp.	74,700	1,108,462
J Front Retailing Co. Ltd.	13,000	199,262
Japan Airlines Co. Ltd.	5,588	172,596
Japan Airport Terminal Co. Ltd. (x)	2,200	84,010
Japan Exchange Group, Inc.	26,900	486,699
Japan Post Bank Co. Ltd.	20,600	263,372
Japan Post Holdings Co. Ltd.	22,900	283,820
Japan Prime Realty Investment Corp. (REIT)	45	155,835
Japan Real Estate Investment Corp. (REIT)	67	332,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Retail Fund Investment Corp. (REIT)	127	$234,297
Japan Tobacco, Inc.	55,600	1,951,129
JFE Holdings, Inc.	25,700	445,680
JGC Corp.	11,000	178,191
JSR Corp.	9,900	170,494
JTEKT Corp.	10,300	150,368
JXTG Holdings, Inc.	150,133	654,992
Kajima Corp.	46,000	387,713
Kakaku.com, Inc.	7,900	113,294
Kamigumi Co. Ltd.	10,000	104,734
Kaneka Corp.	16,000	121,769
Kansai Electric Power Co., Inc. (The)	34,000	467,642
Kansai Paint Co. Ltd.	10,400	239,022
Kao Corp.	24,700	1,465,200
Kawasaki Heavy Industries Ltd.	73,000	215,479
KDDI Corp.	266,575	7,050,995
Keihan Holdings Co. Ltd.	26,000	165,050
Keikyu Corp.	25,000	300,734
Keio Corp.	30,000	250,722
Keisei Electric Railway Co. Ltd.	7,499	200,018
Keyence Corp.	21,536	9,447,310
Kikkoman Corp.	8,000	255,346
Kintetsu Group Holdings Co. Ltd.	93,000	358,026
Kirin Holdings Co. Ltd.	42,400	862,890
Kobe Steel Ltd.*	16,100	165,187
Koito Manufacturing Co. Ltd.	5,800	298,057
Komatsu Ltd.	46,300	1,175,046
Konami Holdings Corp.	5,000	277,395
Konica Minolta, Inc.	23,900	198,042
Kose Corp.	1,700	185,455
Kubota Corp.	53,100	891,098
Kuraray Co. Ltd.	17,100	309,845
Kurita Water Industries Ltd.	5,200	141,471
Kyocera Corp.	88,200	5,101,838
Kyowa Hakko Kirin Co. Ltd. (x)	12,100	224,518
Kyushu Electric Power Co., Inc.	21,600	261,946
Kyushu Financial Group, Inc.	18,500	116,617
Kyushu Railway Co.	8,000	259,258
Lawson, Inc.	2,500	174,706
LINE Corp.*	2,200	75,795
Lion Corp.	12,000	248,162
LIXIL Group Corp.	14,100	352,140
M3, Inc.	9,300	255,910
Mabuchi Motor Co. Ltd.	2,400	119,280
Makita Corp.	11,600	428,522
Marubeni Corp.	85,900	554,312
Marui Group Co. Ltd.	11,700	172,262
Maruichi Steel Tube Ltd.	2,300	66,766
Mazda Motor Corp.	28,160	392,575
McDonald’s Holdings Co. Japan Ltd. (x)	2,710	103,846
Mebuki Financial Group, Inc.	48,600	180,616
Medipal Holdings Corp.	7,800	144,107
MEIJI Holdings Co. Ltd.	5,944	481,439
MINEBEA MITSUMI, Inc.	17,000	272,816
Miraca Holdings, Inc.	3,200	143,676
MISUMI Group, Inc.	13,800	314,833
Mitsubishi Chemical Holdings Corp.	70,400	582,165

Mitsubishi Corp.	76,300	$1,598,247
Mitsubishi Electric Corp.	97,200	1,396,102
Mitsubishi Estate Co. Ltd.	63,200	1,176,343
Mitsubishi Gas Chemical Co., Inc.	8,700	183,707
Mitsubishi Heavy Industries Ltd.	158,000	645,907
Mitsubishi Materials Corp.	5,400	163,236
Mitsubishi Motors Corp.	33,300	219,089
Mitsubishi Tanabe Pharma Corp.	11,900	274,660
Mitsubishi UFJ Financial Group, Inc.	601,900	4,039,245
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,300	132,653
Mitsui & Co. Ltd.	85,600	1,221,879
Mitsui Chemicals, Inc.	46,000	243,343
Mitsui Fudosan Co. Ltd.	45,100	1,074,822
Mitsui OSK Lines Ltd.	61,000	178,973
Mixi, Inc.	1,900	105,579
Mizuho Financial Group, Inc.	1,218,644	2,225,468
MS&AD Insurance Group Holdings, Inc.	23,707	795,468
Murata Manufacturing Co. Ltd.	64,703	9,819,784
Nabtesco Corp.	5,700	165,463
Nagoya Railroad Co. Ltd.	48,000	223,623
NEC Corp.	135,000	357,679
Nexon Co. Ltd.	8,800	173,692
NGK Insulators Ltd.	14,000	278,693
NGK Spark Plug Co. Ltd.	9,300	197,535
NH Foods Ltd.	8,000	242,898
Nidec Corp.	81,556	8,345,940
Nikon Corp.	16,200	258,681
Nintendo Co. Ltd.	15,800	5,293,123
Nippon Building Fund, Inc. (REIT)	66	336,822
Nippon Electric Glass Co. Ltd.	4,200	152,541
Nippon Express Co. Ltd.	43,000	268,762
Nippon Paint Holdings Co. Ltd. (x)	8,600	324,961
Nippon Prologis REIT, Inc. (REIT)	74	157,507
Nippon Steel & Sumitomo Metal Corp.	37,991	857,267
Nippon Telegraph & Telephone Corp.	34,818	1,643,775
Nippon Yusen KK*	74,000	137,506
Nissan Chemical Industries Ltd.	6,200	204,508
Nissan Motor Co. Ltd.	119,000	1,182,858
Nisshin Seifun Group, Inc.	9,780	160,428
Nissin Foods Holdings Co. Ltd.	2,700	168,517
Nitori Holdings Co. Ltd.	4,100	548,246
Nitto Denko Corp.	8,000	657,213
NOK Corp.	4,700	99,203
Nomura Holdings, Inc.	183,000	1,095,641
Nomura Real Estate Holdings, Inc.	5,800	113,654
Nomura Real Estate Master Fund, Inc. (REIT)	210	286,970
Nomura Research Institute Ltd.	7,018	276,103
NSK Ltd.	19,300	240,746
NTT Data Corp.	33,000	366,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

NTT DOCOMO, Inc.	70,000	$1,650,500
Obayashi Corp.	33,500	393,452
Obic Co. Ltd.	2,800	171,772
Odakyu Electric Railway Co. Ltd.	15,000	302,200
Oji Holdings Corp.	37,000	190,798
Olympus Corp.	15,100	550,433
Omron Corp.	9,900	429,095
Ono Pharmaceutical Co. Ltd.	20,200	440,188
Oracle Corp. Japan	2,200	142,592
Oriental Land Co. Ltd.	10,800	730,530
ORIX Corp.	66,500	1,028,762
Osaka Gas Co. Ltd.	97,000	396,279
Otsuka Corp.	2,400	148,726
Otsuka Holdings Co. Ltd.	19,700	838,969
Panasonic Corp.	110,900	1,502,659
Park24 Co. Ltd.	4,400	111,726
Pola Orbis Holdings, Inc.	4,000	105,339
Rakuten, Inc.	48,000	564,179
Recruit Holdings Co. Ltd.	55,500	952,838
Renesas Electronics Corp.*	107,600	936,567
Resona Holdings, Inc.	113,705	625,264
Ricoh Co. Ltd.	34,500	304,281
Rinnai Corp.	1,800	167,557
Rohm Co. Ltd.	4,600	352,950
Ryohin Keikaku Co. Ltd.	1,200	299,480
Sankyo Co. Ltd.	2,700	91,460
Santen Pharmaceutical Co. Ltd.	19,100	258,799
SBI Holdings, Inc.	11,660	157,782
Secom Co. Ltd.	10,500	795,844
Sega Sammy Holdings, Inc.	9,700	130,397
Seibu Holdings, Inc.	8,300	153,271
Seiko Epson Corp.	14,000	311,056
Sekisui Chemical Co. Ltd.	21,200	379,046
Sekisui House Ltd.	29,300	515,664
Seven & i Holdings Co. Ltd.	38,000	1,563,583
Seven Bank Ltd.	32,000	114,372
Sharp Corp. (x)*	77,000	285,477
Shimadzu Corp.	11,000	209,095
Shimamura Co. Ltd.	1,200	146,806
Shimano, Inc.	3,800	600,702
Shimizu Corp.	26,000	275,315
Shin-Etsu Chemical Co. Ltd.	19,600	1,774,848
Shinsei Bank Ltd.	96,000	167,291
Shionogi & Co. Ltd.	14,700	818,024
Shiseido Co. Ltd.	19,600	695,998
Shizuoka Bank Ltd. (The)	29,000	261,703
Showa Shell Sekiyu KK	9,500	88,011
SMC Corp.	2,800	850,144
SoftBank Group Corp.	41,200	3,332,264
Sohgo Security Services Co. Ltd.	3,700	166,455
Sompo Holdings, Inc.	17,581	678,230
Sony Corp.	63,800	2,431,178
Sony Financial Holdings, Inc.	9,000	153,154
Stanley Electric Co. Ltd.	7,700	232,078
Start Today Co. Ltd.	8,700	213,874
Subaru Corp.	30,700	1,033,387
Sumitomo Chemical Co. Ltd.	77,000	442,249
Sumitomo Corp.	61,200	795,505
Sumitomo Dainippon Pharma Co. Ltd.	8,400	114,489

Sumitomo Electric Industries Ltd.	36,700	$564,490
Sumitomo Heavy Industries Ltd.	29,000	191,056
Sumitomo Metal Mining Co. Ltd.	26,000	346,859
Sumitomo Mitsui Financial Group, Inc.	93,963	3,658,271
Sumitomo Mitsui Trust Holdings, Inc.	17,102	611,095
Sumitomo Realty & Development Co. Ltd.	18,000	554,523
Sumitomo Rubber Industries Ltd.	9,100	153,399
Sundrug Co. Ltd.	3,400	126,659
Suntory Beverage & Food Ltd.	7,200	334,154
Suruga Bank Ltd.	9,400	227,489
Suzuken Co. Ltd.	3,410	113,086
Suzuki Motor Corp.	85,100	4,032,745
Sysmex Corp.	8,100	483,227
T&D Holdings, Inc.	27,200	413,411
Taiheiyo Cement Corp.	64,000	232,727
Taisei Corp.	50,000	456,101
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	152,034
Taiyo Nippon Sanso Corp.	7,100	79,601
Takashimaya Co. Ltd.	14,000	133,061
Takeda Pharmaceutical Co. Ltd.	35,900	1,822,210
TDK Corp.	46,400	3,048,642
Teijin Ltd.	10,000	192,132
Terumo Corp.	16,100	633,407
THK Co. Ltd.	5,900	166,810
Tobu Railway Co. Ltd.	51,000	277,955
Toho Co. Ltd.	6,000	184,574
Toho Gas Co. Ltd.	20,000	145,455
Tohoku Electric Power Co., Inc.	23,500	324,894
Tokio Marine Holdings, Inc.	34,300	1,418,353
Tokyo Electric Power Co. Holdings, Inc.*	74,500	306,677
Tokyo Electron Ltd.	7,900	1,064,806
Tokyo Gas Co. Ltd.	96,000	498,713
Tokyo Tatemono Co. Ltd.	10,600	138,726
Tokyu Corp.	52,000	396,212
Tokyu Fudosan Holdings Corp.	23,000	135,781
Toppan Printing Co. Ltd.	26,000	284,792
Toray Industries, Inc.	76,000	635,366
Toshiba Corp. (x)*	210,000	507,473
Tosoh Corp.	29,000	296,768
TOTO Ltd.	7,600	289,878
Toyo Seikan Group Holdings Ltd.	8,000	134,857
Toyo Suisan Kaisha Ltd.	4,100	156,928
Toyoda Gosei Co. Ltd.	3,500	83,365
Toyota Industries Corp.	8,500	446,633
Toyota Motor Corp.	130,474	6,836,037
Toyota Tsusho Corp.	10,400	311,145
Trend Micro, Inc.	6,000	308,869
Tsuruha Holdings, Inc.	1,700	180,316
Unicharm Corp.	21,000	526,890
United Urban Investment Corp. (REIT)	139	198,351
USS Co. Ltd.	10,700	212,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

West Japan Railway Co.	8,500	$599,742
Yahoo Japan Corp.	73,000	317,377
Yakult Honsha Co. Ltd.	4,400	299,267
Yamada Denki Co. Ltd. (x)	35,200	174,631
Yamaguchi Financial Group, Inc.	11,000	132,714
Yamaha Corp.	8,700	300,120
Yamaha Motor Co. Ltd.	13,400	345,261
Yamato Holdings Co. Ltd.	18,100	366,667
Yamazaki Baking Co. Ltd.	6,000	119,440
Yaskawa Electric Corp.	11,600	245,562
Yokogawa Electric Corp.	10,800	172,934
Yokohama Rubber Co. Ltd. (The)	5,000	100,245

		211,025,268

Jersey (0.0%)
Randgold Resources Ltd.	4,890	433,409

Jordan (0.0%)
Hikma Pharmaceuticals plc (x)	6,912	132,337

Luxembourg (0.1%)
ArcelorMittal*	30,901	700,930
Eurofins Scientific SE	552	310,915
Millicom International Cellular SA (SDR)	3,523	208,084
RTL Group SA	2,084	157,358
SES SA (FDR)	18,768	439,971
Tenaris SA	24,559	382,883

		2,200,141

Macau (0.0%)
MGM China Holdings Ltd.	40,000	88,941
Wynn Macau Ltd.	72,800	170,077

		259,018

Malaysia (0.6%)
Genting Malaysia Bhd.	2,035,600	2,608,132
IHH Healthcare Bhd.	2,171,000	2,908,052
Malayan Banking Bhd.	1,289,914	2,893,754
Malaysia Airports Holdings Bhd.	909,300	1,813,241
Sime Darby Bhd.	1,258,700	2,785,610

		13,008,789

Mexico (0.9%)
Alsea SAB de CV	476,349	1,802,902
Cemex SAB de CV (ADR)*	451,623	4,254,289
Fomento Economico Mexicano SAB de CV (ADR)	44,658	4,391,668
Fresnillo plc	10,590	204,963
Grupo Financiero Banorte SAB de CV, Class O	1,080,948	6,872,682
Grupo Financiero Santander Mexico SAB de CV (ADR), Class B	229,971	2,216,920
Mexichem SAB de CV	700,147	1,879,532

		21,622,956

Netherlands (1.3%)
ABN AMRO Group NV (CVA)§	14,514	384,756

Aegon NV (x)	91,232	$465,881
Akzo Nobel NV	12,627	1,097,364
Altice NV, Class A (x)*	18,768	433,005
Altice NV, Class B*	5,146	118,755
ASML Holding NV	18,977	2,473,070
Boskalis Westminster	5,149	167,224
EXOR NV	5,703	308,683
Gemalto NV	4,154	249,323
Heineken Holding NV	4,967	455,263
Heineken NV	11,487	1,116,895
ING Groep NV	193,824	3,342,779
Koninklijke Ahold Delhaize NV	64,423	1,231,741
Koninklijke DSM NV	9,216	669,878
Koninklijke KPN NV	165,557	529,644
Koninklijke Philips NV	47,659	1,692,617
Koninklijke Vopak NV	3,735	173,197
NN Group NV	15,509	551,247
NXP Semiconductors NV*	17,291	1,892,500
Randstad Holding NV	6,031	352,130
Royal Dutch Shell plc, Class A	224,586	5,952,620
Royal Dutch Shell plc, Class B	189,261	5,084,124
Wolters Kluwer NV	15,098	639,156

		29,381,852

New Zealand (0.0%)
Auckland International Airport Ltd.	51,599	269,598
Contact Energy Ltd.	38,090	145,423
Fletcher Building Ltd.	32,279	188,996
Mercury NZ Ltd.	45,747	111,298
Meridian Energy Ltd.	66,025	140,795
Ryman Healthcare Ltd.	19,321	117,373
Spark New Zealand Ltd.	84,323	233,573

		1,207,056

Norway (0.2%)
DNB ASA	48,275	821,087
Gjensidige Forsikring ASA	9,152	156,210
Marine Harvest ASA*	18,997	325,159
Norsk Hydro ASA	70,353	389,991
Orkla ASA	41,997	426,824
Schibsted ASA, Class A	3,863	93,281
Schibsted ASA, Class B	4,869	107,601
Statoil ASA	58,480	969,442
Telenor ASA	37,635	624,339
Yara International ASA	9,338	350,759

		4,264,693

Pakistan (0.2%)
Lucky Cement Ltd. (GDR)†	49,746	1,507,699
United Bank Ltd. (GDR)†	289,957	2,475,008

		3,982,707

Panama (0.1%)
Copa Holdings SA, Class A	20,268	2,371,356

Peru (0.2%)
Credicorp Ltd.	21,887	3,926,309

Philippines (0.4%)
Ayala Land, Inc.	3,830,700	3,017,644
Metropolitan Bank & Trust Co.	1,886,657	3,271,551
SM Investments Corp.	229,712	3,655,544

		9,944,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Poland (0.6%)
Bank Zachodni WBK SA	36,136	$3,337,971
CCC SA	48,088	2,919,812
LPP SA	1,098	2,118,576
Powszechna Kasa Oszczednosci Bank Polski SA*	453,639	4,218,531
Powszechny Zaklad Ubezpieczen SA	77,144	928,272

		13,523,162

Portugal (0.2%)
EDP - Energias de Portugal SA	118,211	386,547
Galp Energia SGPS SA	21,329	322,904
Jeronimo Martins SGPS SA	148,902	2,906,469

		3,615,920

Russia (0.4%)
Gazprom PJSC (ADR)	702,524	2,799,558
Mail.Ru Group Ltd. (GDR)*	50,836	1,339,529
MMC Norilsk Nickel PJSC (ADR)	86,435	1,186,753
X5 Retail Group NV (GDR)*	78,910	2,734,231
Yandex NV, Class A*	76,076	1,996,234

		10,056,305

Singapore (0.4%)
Ascendas REIT (REIT)	129,286	245,096
CapitaLand Commercial Trust (REIT)	104,300	125,758
CapitaLand Ltd.	130,900	332,776
CapitaLand Mall Trust (REIT)	127,000	182,186
City Developments Ltd.	20,600	160,551
ComfortDelGro Corp. Ltd.	110,000	183,766
DBS Group Holdings Ltd.	88,900	1,339,231
Genting Singapore plc	279,857	220,552
Global Logistic Properties Ltd.	130,100	270,264
Golden Agri-Resources Ltd.	370,225	100,842
Jardine Cycle & Carriage Ltd.	4,533	146,024
Keppel Corp. Ltd.	75,200	343,569
Oversea-Chinese Banking Corp. Ltd.	159,778	1,252,228
SATS Ltd.	34,100	126,567
Sembcorp Industries Ltd.	40,400	90,381
Singapore Airlines Ltd.	30,000	220,519
Singapore Exchange Ltd.	42,700	227,651
Singapore Press Holdings Ltd.	78,600	184,404
Singapore Technologies Engineering Ltd.	80,400	214,906
Singapore Telecommunications Ltd.	413,900	1,169,472
StarHub Ltd. (x)	31,288	61,815
Suntec REIT (REIT)	124,000	168,426
United Overseas Bank Ltd.	65,867	1,106,116
UOL Group Ltd.	25,343	140,636
Wilmar International Ltd.	77,800	189,308

		8,803,044

South Africa (0.6%)
AVI Ltd.	298,280	2,165,993
Capitec Bank Holdings Ltd.	34,292	2,175,606
Clicks Group Ltd.	151,705	1,623,444
Investec plc	31,322	233,961

Mediclinic International plc	19,487	$188,199
Mondi plc (Johannesburg Stock Exchange)	66,796	1,739,274
Mondi plc (London Stock Exchange)	19,099	500,992
Naspers Ltd., Class N	10,954	2,130,933
Steinhoff International Holdings NV	594,659	3,047,727

		13,806,129

South Korea (1.7%)
Amorepacific Corp.	6,764	1,797,191
CJ Corp.	14,751	2,443,136
Coway Co. Ltd.	25,762	2,341,693
Hanwha Techwin Co. Ltd.*	24,215	941,806
Hugel, Inc.*	4,588	2,243,575
Hyundai Development Co-Engineering & Construction	53,698	2,203,488
Hyundai Motor Co.	24,190	3,372,202
Innocean Worldwide, Inc.	1,860	103,717
Korea Aerospace Industries Ltd.	48,763	2,429,307
Mando Corp.	8,426	1,896,338
NAVER Corp.	5,508	4,034,177
Samsung Electronics Co. Ltd.	4,778	9,926,414
Samsung Electronics Co. Ltd. (Preference) (q)	2,416	3,931,820

		37,664,864

Spain (1.4%)
Abertis Infraestructuras SA	33,150	614,126
ACS Actividades de Construccion y Servicios SA	11,794	455,640
Aena SA§	3,478	678,684
Amadeus IT Group SA	22,609	1,351,827
Banco Bilbao Vizcaya Argentaria SA	600,815	4,985,395
Banco de Sabadell SA	276,179	561,164
Banco Santander SA	728,725	4,820,758
Bankia SA	60,966	294,684
Bankinter SA	34,807	320,623
CaixaBank SA	166,336	794,119
Distribuidora Internacional de Alimentacion SA	35,111	218,596
Enagas SA	10,312	289,146
Endesa SA	16,364	376,980
Ferrovial SA	25,138	558,006
Gamesa Corp. Technologica SA	11,914	254,394
Gas Natural SDG SA	18,038	422,137
Grifols SA	14,706	409,582
Iberdrola SA	290,549	2,300,720
Industria de Diseno Textil SA	242,449	9,307,050
Mapfre SA	59,016	206,125
Red Electrica Corp. SA	21,700	453,435
Repsol SA	59,046	903,688
Repsol SA*†	1,736	26,569
Telefonica SA	229,106	2,365,004

		32,968,452

Sweden (1.1%)
Alfa Laval AB	15,271	312,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Assa Abloy AB, Class B	277,066	$6,087,447
Atlas Copco AB, Class A	33,916	1,300,327
Atlas Copco AB, Class B	19,531	674,858
Boliden AB	13,803	376,667
Electrolux AB	12,366	405,267
Essity AB, Class B*	31,337	857,381
Getinge AB, Class B	10,312	201,841
Hennes & Mauritz AB, Class B	47,562	1,184,999
Hexagon AB, Class B	13,319	633,169
Husqvarna AB, Class B	21,453	213,137
ICA Gruppen AB	3,901	145,210
Industrivarden AB, Class C	8,530	204,525
Investor AB, Class B	22,845	1,100,938
Kinnevik AB, Class B	12,243	374,787
L E Lundbergforetagen AB, Class B	1,921	151,633
Lundin Petroleum AB*	9,602	184,753
Nordea Bank AB	150,867	1,919,706
Sandvik AB	53,234	837,241
Securitas AB, Class B	15,680	264,290
Skandinaviska Enskilda Banken AB, Class A	76,536	925,733
Skanska AB, Class B	17,472	414,573
SKF AB, Class B	18,847	381,875
Svenska Handelsbanken AB, Class A	75,973	1,087,557
Swedbank AB, Class A	45,217	1,101,885
Swedish Match AB	9,137	321,786
Tele2 AB, Class B	17,843	186,802
Telefonaktiebolaget LM Ericsson, Class B	153,132	1,095,137
Telia Co. AB	131,306	604,575
Volvo AB, Class B	77,114	1,314,417

		24,865,016

Switzerland (3.3%)
ABB Ltd. (Registered)	99,612	2,459,915
Adecco Group AG (Registered)	8,400	638,607
Baloise Holding AG (Registered)	2,580	398,744
Barry Callebaut AG (Registered)*	107	147,071
Chocoladefabriken Lindt & Spruengli AG	50	289,916
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	348,576
Cie Financiere Richemont SA (Registered)	26,377	2,173,097
Coca-Cola HBC AG*	9,391	276,183
Credit Suisse Group AG (Registered)*	272,471	3,938,313
DKSH Holding AG	23,174	1,881,422
Dufry AG (Registered)*	1,750	286,709
EMS-Chemie Holding AG (Registered)	426	314,091
Geberit AG (Registered)	1,861	867,910
Givaudan SA (Registered)	463	926,097
Glencore plc*	618,267	2,312,712
Julius Baer Group Ltd.*	11,561	608,252
Kuehne + Nagel International AG (Registered)	2,780	463,865

LafargeHolcim Ltd. (Registered)*	22,961	$1,314,588
Lonza Group AG (Registered)*	3,505	757,729
Nestle SA (Registered)	155,524	13,534,756
Novartis AG (Registered)	112,837	9,390,335
Pargesa Holding SA	1,598	121,571
Partners Group Holding AG	863	535,044
Roche Holding AG	43,045	10,962,133
Schindler Holding AG	2,126	449,854
Schindler Holding AG (Registered)	1,052	218,102
SGS SA (Registered)	285	690,135
Sika AG	111	713,067
Sonova Holding AG (Registered)	2,558	415,352
STMicroelectronics NV	31,917	458,227
Straumann Holding AG (Registered)	476	270,787
Swatch Group AG (The)	1,525	563,148
Swatch Group AG (The) (Registered)	2,842	207,615
Swiss Life Holding AG (Registered)*	1,567	528,815
Swiss Prime Site AG (Registered)*	3,333	302,747
Swiss Re AG	16,330	1,492,673
Swisscom AG (Registered)	1,356	654,313
UBS Group AG (Registered)*	527,986	8,942,009
Vifor Pharma AG (x)	1,990	219,359
Wolseley plc	12,631	775,347
Zurich Insurance Group AG	7,606	2,213,823

		74,063,009

Taiwan (1.3%)
Advanced Semiconductor Engineering, Inc.	1,709,564	2,194,559
Advantech Co. Ltd.	145,195	1,028,584
Delta Electronics, Inc.	466,536	2,553,526
E.Sun Financial Holding Co. Ltd.	1,034,083	635,679
Hon Hai Precision Industry Co. Ltd.	1,089,600	4,190,769
Largan Precision Co. Ltd.	17,000	2,710,388
Nien Made Enterprise Co. Ltd.	214,000	2,374,260
Taiwan Semiconductor Manufacturing Co. Ltd.	1,537,133	10,535,576
Uni-President Enterprises Corp.	1,238,830	2,484,176

		28,707,517

Thailand (0.3%)
Bangkok Dusit Medical Services PCL, Class F	2,664,900	1,506,214
Central Pattana PCL	1,009,800	2,058,541
PTT PCL	227,200	2,474,654
Sino-Thai Engineering & Construction PCL	1,700,300	1,388,971

		7,428,380

United Kingdom (5.7%)
3i Group plc	47,416	557,357
Aberdeen Asset Management plc	48,477	190,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Admiral Group plc	9,820	$256,185
Anglo American plc*	66,571	887,863
Ashtead Group plc	24,270	502,290
Associated British Foods plc	18,529	708,548
AstraZeneca plc	63,923	4,275,222
Auto Trader Group plc§	49,418	244,585
Aviva plc	203,956	1,397,279
Babcock International Group plc	13,036	149,498
BAE Systems plc	159,473	1,315,815
Barclays plc	856,243	2,261,096
Barratt Developments plc	51,590	378,635
Berkeley Group Holdings plc	6,879	289,125
BP plc	977,509	5,637,537
British American Tobacco plc	93,169	6,351,352
British Land Co. plc (The) (REIT)	50,387	397,369
BT Group plc	426,315	1,636,611
Bunzl plc	17,349	517,001
Burberry Group plc	21,641	468,175
Capita plc	34,427	310,065
Centrica plc	281,684	734,492
Circassia Pharmaceuticals plc*	561,191	665,140
CNH Industrial NV	51,921	587,975
Cobham plc	127,209	214,726
Coca-Cola European Partners plc	10,513	426,864
Compass Group plc	79,730	1,682,274
ConvaTec Group plc*§	58,514	243,267
Croda International plc	6,927	350,507
DCC plc	4,555	414,693
Diageo plc	125,810	3,717,192
Direct Line Insurance Group plc	72,834	337,142
Dixons Carphone plc	50,901	188,016
Earthport plc*	1,461,641	395,021
easyJet plc	9,383	166,082
Experian plc	47,730	979,114
Fiat Chrysler Automobiles NV*	53,451	563,483
G4S plc	79,705	338,842
GKN plc	82,254	349,249
GlaxoSmithKline plc	246,394	5,248,579
Hammerson plc (REIT)	40,789	305,207
Hargreaves Lansdown plc	12,384	210,007
HSBC Holdings plc	992,604	9,200,979
IMI plc	12,390	192,841
Imperial Brands plc	48,444	2,175,862
Inmarsat plc	21,290	213,376
InterContinental Hotels Group plc	9,294	516,519
International Consolidated Airlines Group SA (London Stock Exchange)	285,120	2,265,263
International Consolidated Airlines Group SA (Turquoise Stock Exchange)	31,790	252,311
Intertek Group plc	7,902	434,012
Intu Properties plc (REIT) (x)	50,203	175,956
ITV plc	184,967	437,011
J Sainsbury plc	85,832	281,380
Johnson Matthey plc	10,065	376,364
Kingfisher plc	112,586	440,939

Land Securities Group plc (REIT)	38,714	$510,785
Legal & General Group plc	299,788	1,008,555
Lloyds Banking Group plc	3,571,151	3,076,799
London Stock Exchange Group plc	15,428	732,634
Marks & Spencer Group plc	85,656	371,838
Meggitt plc	40,518	251,673
Merlin Entertainments plc§	35,451	221,862
National Grid plc	174,328	2,161,095
Next plc	6,935	348,293
Old Mutual plc	246,477	620,860
Pearson plc	42,660	384,215
Pentair plc	5,442	362,111
Persimmon plc	15,941	465,492
Petrofac Ltd. (x)	11,589	66,716
Provident Financial plc	7,600	240,833
Prudential plc	409,725	9,397,511
Reckitt Benckiser Group plc	33,237	3,369,657
RELX NV	48,273	992,430
RELX plc	54,477	1,177,829
Rio Tinto Ltd.	21,427	1,041,980
Rio Tinto plc	61,689	2,604,844
Rolls-Royce Holdings plc*	83,147	964,907
Royal Bank of Scotland Group plc*	182,743	588,370
Royal Mail plc	46,538	255,304
RSA Insurance Group plc	52,506	420,919
Sage Group plc (The)	55,884	500,768
Schroders plc	6,138	248,147
Segro plc (REIT)	50,025	318,739
Severn Trent plc	12,263	348,508
Sky plc	51,476	666,426
Smith & Nephew plc	44,667	770,839
Smiths Group plc	20,121	418,519
SSE plc	51,258	970,037
St James’s Place plc	25,005	384,951
Standard Chartered plc*	165,601	1,676,320
Standard Life plc	101,916	529,767
Tate & Lyle plc	24,043	207,304
Taylor Wimpey plc	169,913	389,936
TechnipFMC plc (Aquis Stock Exchange)*	115,828	3,141,296
TechnipFMC plc (Turquoise Stock Exchange)*	15,020	408,544
Tesco plc*	411,861	905,491
Travis Perkins plc	12,940	245,221
Unilever NV (CVA)	81,406	4,492,690
Unilever plc	189,913	10,277,483
United Utilities Group plc	35,463	400,688
Vodafone Group plc	1,330,231	3,772,648
Weir Group plc (The)	10,826	244,077
Whitbread plc	9,450	488,264
Wm Morrison Supermarkets plc	114,737	360,447
Worldpay Group plc§	90,979	373,024
WPP plc	64,612	1,358,244

		129,348,862

United States (37.2%)
3M Co.	45,354	9,442,249
Abbott Laboratories	56,846	2,763,284
AbbVie, Inc.	51,955	3,767,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ACADIA Pharmaceuticals, Inc. (x)*	78,830	$2,198,569
Accenture plc, Class A	20,304	2,511,199
Activision Blizzard, Inc.	22,542	1,297,743
Acuity Brands, Inc.	1,469	298,618
Adobe Systems, Inc.*	65,877	9,317,643
Advance Auto Parts, Inc.	2,436	284,013
Advanced Micro Devices, Inc. (x)*	26,019	324,717
AES Corp.	21,964	244,020
Aetna, Inc.	69,096	10,490,846
Affiliated Managers Group, Inc.	1,827	303,026
Aflac, Inc.	13,015	1,011,005
Agilent Technologies, Inc.	10,451	619,849
Air Products & Chemicals, Inc.	7,104	1,016,298
Akamai Technologies, Inc.*	5,764	287,105
Alaska Air Group, Inc.	4,083	366,490
Albemarle Corp.	3,682	388,598
Alexandria Real Estate Equities, Inc. (REIT)	3,049	367,313
Alexion Pharmaceuticals, Inc.*	7,309	889,286
Align Technology, Inc.*	2,495	374,549
Allegion plc	3,209	260,314
Allergan plc	10,930	2,656,974
Alliance Data Systems Corp.	1,823	467,946
Alliant Energy Corp.	7,251	291,273
Allstate Corp. (The)	11,898	1,052,259
Alphabet, Inc., Class A*	19,700	18,314,696
Alphabet, Inc., Class C*	20,108	18,272,743
Altria Group, Inc.	63,256	4,710,674
Amazon.com, Inc.*	12,960	12,545,280
Ameren Corp.	8,061	440,695
American Airlines Group, Inc.	16,273	818,857
American Electric Power Co., Inc.	16,083	1,117,286
American Express Co.	24,427	2,057,730
American International Group, Inc.	28,674	1,792,698
American Tower Corp. (REIT)	13,965	1,847,849
American Water Works Co., Inc.	5,916	461,152
Ameriprise Financial, Inc.	5,025	639,632
AmerisourceBergen Corp.	5,341	504,885
AMETEK, Inc.	7,372	446,522
Amgen, Inc.	24,002	4,133,864
Amphenol Corp., Class A	10,001	738,274
Anadarko Petroleum Corp.	18,202	825,279
Analog Devices, Inc.	12,085	940,213
ANSYS, Inc.*	2,821	343,259
Anthem, Inc.	45,449	8,550,320
Aon plc	8,581	1,140,844
Apache Corp.	12,242	586,759
Apartment Investment & Management Co. (REIT), Class A	4,958	213,045
Apple, Inc.	170,170	24,507,883
Applied Materials, Inc.	35,165	1,452,666
Archer-Daniels-Midland Co.	18,660	772,151
Arconic, Inc.	14,146	320,407
Arthur J Gallagher & Co	5,682	325,295
Assurant, Inc.	1,869	193,797

AT&T, Inc.	200,837	$7,577,580
Autodesk, Inc.*	6,310	636,174
Automatic Data Processing, Inc.	14,640	1,500,014
AutoNation, Inc. (x)*	2,148	90,560
AutoZone, Inc.*	929	529,957
AvalonBay Communities, Inc. (REIT)	4,471	859,192
Avery Dennison Corp.	2,926	258,571
Baker Hughes, Inc.	13,749	749,458
Ball Corp.	11,650	491,746
Bank of America Corp.	325,122	7,887,460
Bank of New York Mellon Corp. (The)	33,795	1,724,221
Baxter International, Inc.	15,903	962,768
BB&T Corp.	26,296	1,194,101
Becton Dickinson and Co.	7,493	1,461,959
Bed Bath & Beyond, Inc.	5,000	152,000
Berkshire Hathaway, Inc., Class B*	62,148	10,526,007
Best Buy Co., Inc.	8,680	497,624
Biogen, Inc.*	18,981	5,150,684
BioMarin Pharmaceutical, Inc.*	17,950	1,630,219
BlackRock, Inc.‡	3,971	1,677,390
Bluebird Bio, Inc. (x)*	17,220	1,808,961
Blueprint Medicines Corp.*	27,350	1,385,825
Boeing Co. (The)	18,371	3,632,865
BorgWarner, Inc.	6,374	270,003
Boston Properties, Inc. (REIT)	4,961	610,302
Boston Scientific Corp.*	44,492	1,233,318
Bristol-Myers Squibb Co.	53,841	3,000,021
Broadcom Ltd.	13,067	3,045,264
Brown-Forman Corp., Class B	5,825	283,095
CA, Inc.	10,295	354,869
Cabot Oil & Gas Corp.	15,491	388,514
Campbell Soup Co.	6,449	336,315
Capital One Financial Corp.	15,636	1,291,846
Cardinal Health, Inc.	10,283	801,251
CarMax, Inc. (x)*	5,934	374,198
Carnival Corp.	13,615	892,736
Carnival plc	9,891	654,433
Caterpillar, Inc.	19,143	2,057,107
CBOE Holdings, Inc.	3,041	277,947
CBRE Group, Inc., Class A*	9,669	351,952
CBS Corp. (Non-Voting), Class B	12,091	771,164
Celgene Corp.*	25,538	3,316,620
Centene Corp.*	33,190	2,651,217
CenterPoint Energy, Inc.	14,054	384,799
CenturyLink, Inc. (x)	18,145	433,303
Cerner Corp.*	9,557	635,254
CF Industries Holdings, Inc.	7,767	217,165
CH Robinson Worldwide, Inc.	4,669	320,667
Charles Schwab Corp. (The)	39,600	1,701,216
Charter Communications, Inc., Class A*	7,073	2,382,540
Chesapeake Energy Corp. (x)*	23,930	118,932
Chevron Corp.	61,900	6,458,027
Chipotle Mexican Grill, Inc. (x)*	936	389,470
Chubb Ltd.	15,181	2,207,014
Church & Dwight Co., Inc.	8,132	421,888
Cigna Corp.	8,395	1,405,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Cimarex Energy Co.	3,163	$297,354
Cincinnati Financial Corp. (x)	4,995	361,888
Cintas Corp.	2,821	355,559
Cisco Systems, Inc.	163,278	5,110,601
Citigroup, Inc.	242,797	16,238,263
Citizens Financial Group, Inc.	16,516	589,291
Citrix Systems, Inc.*	4,942	393,284
Clorox Co. (The)	4,137	551,214
CME Group, Inc.	11,080	1,387,659
CMS Energy Corp.	9,126	422,077
Coach, Inc.	9,074	429,563
Coca-Cola Co. (The)	125,622	5,634,147
Cognizant Technology Solutions Corp., Class A	19,276	1,279,926
Colgate-Palmolive Co.	138,752	10,285,686
Comcast Corp., Class A	154,741	6,022,520
Comerica, Inc.	5,703	417,688
Conagra Brands, Inc.	13,322	476,395
Concho Resources, Inc.*	4,828	586,747
ConocoPhillips	40,256	1,769,654
Consolidated Edison, Inc.	9,900	800,118
Constellation Brands, Inc., Class A	5,649	1,094,381
Cooper Cos., Inc. (The)	1,572	376,368
Corning, Inc.	30,325	911,266
Costco Wholesale Corp.	14,304	2,287,639
Coty, Inc., Class A	15,065	282,619
CR Bard, Inc.	2,352	743,491
Crown Castle International Corp. (REIT)	12,065	1,208,672
CSRA, Inc.	4,646	147,511
CSX Corp.	30,202	1,647,821
Cummins, Inc.	5,008	812,398
CVS Health Corp.	33,162	2,668,215
Danaher Corp.	19,906	1,679,867
Darden Restaurants, Inc.	4,054	366,644
DaVita, Inc.*	4,924	318,878
Deere & Co.	9,608	1,187,453
Delphi Automotive plc	8,791	770,531
Delta Air Lines, Inc.	24,205	1,300,777
DENTSPLY SIRONA, Inc.	7,381	478,584
Devon Energy Corp.	16,918	540,868
Digital Realty Trust, Inc. (REIT)	5,160	582,822
Discover Financial Services	12,494	777,002
Discovery Communications, Inc., Class A (x)*	4,925	127,213
Discovery Communications, Inc., Class C*	7,053	177,806
DISH Network Corp., Class A*	7,549	473,775
Dollar General Corp.	8,196	590,850
Dollar Tree, Inc.*	7,621	532,860
Dominion Energy, Inc.	20,523	1,572,677
Dover Corp.	5,123	410,967
Dow Chemical Co. (The)	36,805	2,321,291
DR Horton, Inc.	11,006	380,477
Dr Pepper Snapple Group, Inc.	5,900	537,549
DTE Energy Co.	5,786	612,101
Duke Energy Corp.	22,854	1,910,366
DXC Technology Co.	9,225	707,742
E*TRADE Financial Corp.*	9,077	345,198

Eastman Chemical Co.	4,861	$408,275
Eaton Corp. plc	14,668	1,141,610
eBay, Inc.*	32,917	1,149,462
Ecolab, Inc.	8,582	1,139,261
Edison International	10,603	829,049
Edwards Lifesciences Corp.*	6,929	819,285
EI du Pont de Nemours & Co.	28,210	2,276,829
Electronic Arts, Inc.*	10,064	1,063,966
Eli Lilly & Co.	31,662	2,605,783
Emerson Electric Co.	48,211	2,874,340
Entergy Corp.	5,939	455,937
Envision Healthcare Corp.*	3,888	243,661
EOG Resources, Inc.	18,809	1,702,591
EQT Corp.	5,664	331,854
Equifax, Inc.	3,843	528,105
Equinix, Inc. (REIT)	2,546	1,092,641
Equity Residential (REIT)	11,874	781,665
Essex Property Trust, Inc. (REIT)	2,176	559,820
Estee Lauder Cos., Inc. (The), Class A	7,400	710,252
Everest Re Group Ltd.	1,387	353,116
Eversource Energy	10,232	621,185
Exelon Corp.	30,175	1,088,412
Expedia, Inc.	4,020	598,779
Expeditors International of Washington, Inc.	5,878	331,989
Express Scripts Holding Co.*	19,387	1,237,666
Extra Space Storage, Inc. (REIT)	4,192	326,976
Exxon Mobil Corp.	138,488	11,180,136
F5 Networks, Inc.*	2,176	276,483
Facebook, Inc., Class A*	130,280	19,669,674
Fastenal Co.	9,631	419,237
Federal Realty Investment Trust (REIT)	2,313	292,340
FedEx Corp.	7,997	1,737,988
Fidelity National Information Services, Inc.	10,695	913,353
Fifth Third Bancorp	24,312	631,140
FirstEnergy Corp.	14,486	422,412
Fiserv, Inc.*	7,008	857,359
FLIR Systems, Inc.	4,625	160,303
Flowserve Corp.	4,244	197,049
Fluor Corp.	4,640	212,419
FMC Corp.	4,357	318,279
FNF Group	75,812	3,398,652
Foot Locker, Inc.	4,428	218,212
Ford Motor Co.	127,475	1,426,445
Fortive Corp.	9,702	614,622
Fortune Brands Home & Security, Inc.	5,142	335,464
Franklin Resources, Inc.	11,092	496,811
Freeport-McMoRan, Inc.*	43,041	516,922
Gap, Inc. (The) (x)	7,339	161,385
Garmin Ltd.	3,821	194,986
Gartner, Inc.*	3,007	371,395
General Dynamics Corp.	9,294	1,841,141
General Electric Co.	284,510	7,684,615
General Mills, Inc.	18,936	1,049,054
General Motors Co.	44,517	1,554,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Genuine Parts Co.	4,738	$439,497
GGP, Inc. (REIT)	19,430	457,771
Gilead Sciences, Inc.	86,249	6,104,704
Global Payments, Inc.	5,061	457,110
Goldman Sachs Group, Inc. (The)	36,205	8,033,890
Goodyear Tire & Rubber Co. (The)	8,347	291,811
H&R Block, Inc.	6,844	211,548
Halliburton Co.	28,252	1,206,643
Hanesbrands, Inc. (x)	11,671	270,300
Harley-Davidson, Inc. (x)	5,890	318,178
Harris Corp.	3,953	431,193
Hartford Financial Services Group, Inc. (The)	12,155	638,988
Hasbro, Inc.	3,624	404,112
HCA Healthcare, Inc.*	9,427	822,034
HCP, Inc. (REIT)	15,580	497,937
Helmerich & Payne, Inc. (x)	3,604	195,841
Henry Schein, Inc.*	2,567	469,812
Hershey Co. (The)	4,640	498,197
Hess Corp.	8,885	389,785
Hewlett Packard Enterprise Co.	54,280	900,505
Hilton Worldwide Holdings, Inc.	6,644	410,931
Hologic, Inc.*	9,177	416,452
Home Depot, Inc. (The)	39,086	5,995,792
Honeywell International, Inc.	24,833	3,309,991
Hormel Foods Corp. (x)	8,666	295,597
Host Hotels & Resorts, Inc. (REIT)	24,652	450,392
HP, Inc.	55,207	965,018
Humana, Inc.	4,734	1,139,095
Huntington Bancshares, Inc.	36,145	488,680
IDEXX Laboratories, Inc.*	2,846	459,401
IHS Markit Ltd.*	10,339	455,330
Illinois Tool Works, Inc.	10,210	1,462,583
Illumina, Inc.*	4,773	828,211
Incyte Corp.*	5,514	694,268
Ingersoll-Rand plc	8,383	766,122
Intel Corp.	154,025	5,196,804
Intercontinental Exchange, Inc.	19,443	1,281,683
International Business Machines Corp.	27,979	4,304,010
International Flavors & Fragrances, Inc.	2,558	345,330
International Game Technology plc	110,102	2,014,867
International Paper Co.	13,321	754,102
Interpublic Group of Cos., Inc. (The)	12,941	318,349
Intuit, Inc.	57,544	7,642,419
Intuitive Surgical, Inc.*	1,200	1,122,444
Invesco Ltd.	12,955	455,886
Ionis Pharmaceuticals, Inc. (x)*	48,570	2,470,756
Iron Mountain, Inc. (REIT)	7,752	266,359
Jacobs Engineering Group, Inc.	3,840	208,858
JB Hunt Transport Services, Inc.	2,834	258,971
JM Smucker Co. (The)	3,720	440,188
Johnson & Johnson	88,128	11,658,453
Johnson Controls International plc	30,645	1,328,767
JPMorgan Chase & Co.	116,141	10,615,287

Juniper Networks, Inc.	12,610	$351,567
Kansas City Southern	3,449	360,938
Kellogg Co.	8,141	565,474
KeyCorp	34,882	653,689
Kimberly-Clark Corp.	11,640	1,502,840
Kimco Realty Corp. (REIT) (x)	13,546	248,569
Kinder Morgan, Inc.	62,556	1,198,573
KLA-Tencor Corp.	5,166	472,741
Kohl’s Corp.	5,513	213,188
Kraft Heinz Co. (The)	19,472	1,667,582
Kroger Co. (The)	29,983	699,204
L Brands, Inc.	8,004	431,336
L3 Technologies, Inc.	2,565	428,560
Laboratory Corp. of America Holdings*	3,395	523,305
Lam Research Corp.	5,282	747,033
Leggett & Platt, Inc.	4,391	230,659
Lennar Corp., Class A	6,579	350,792
Leucadia National Corp.	10,771	281,769
Level 3 Communications, Inc.*	9,375	555,938
Lincoln National Corp.	7,315	494,348
LKQ Corp.*	9,837	324,129
Lockheed Martin Corp.	8,141	2,260,023
Loews Corp.	9,207	430,980
Lowe’s Cos., Inc.	27,969	2,168,437
Loxo Oncology, Inc.*	11,800	946,242
LyondellBasell Industries NV, Class A	10,776	909,387
M&T Bank Corp.	5,024	813,637
Macerich Co. (The) (REIT)	4,023	233,575
MacroGenics, Inc.*	64,890	1,136,224
Macy’s, Inc.	10,060	233,794
Mallinckrodt plc*	3,411	152,847
Marathon Oil Corp.	28,229	334,514
Marathon Petroleum Corp.	16,813	879,824
Marriott International, Inc., Class A	10,200	1,023,162
Marsh & McLennan Cos., Inc.	16,818	1,311,131
Martin Marietta Materials, Inc.	2,029	451,615
Masco Corp.	10,339	395,053
Mastercard, Inc., Class A	30,732	3,732,401
Mattel, Inc.	10,728	230,974
Maxim Integrated Products, Inc.	145,111	6,515,484
McCormick & Co., Inc. (Non-Voting)	3,762	366,833
McDonald’s Corp.	26,694	4,088,453
McKesson Corp.	6,909	1,136,807
Medtronic plc	44,647	3,962,421
Merck & Co., Inc.	89,519	5,737,273
MetLife, Inc.	35,389	1,944,272
Mettler-Toledo International, Inc.*	837	492,608
Michael Kors Holdings Ltd.*	5,105	185,056
Microchip Technology, Inc.	7,529	581,088
Micron Technology, Inc.*	33,675	1,005,536
Microsoft Corp.	251,917	17,364,639
Mid-America Apartment Communities, Inc. (REIT)	3,783	398,653
Mobileye NV*	9,973	626,304
Mohawk Industries, Inc.*	2,015	487,005
Molson Coors Brewing Co., Class B	5,926	511,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mondelez International, Inc., Class A	49,806	$2,151,121
Monsanto Co.	14,331	1,696,217
Monster Beverage Corp.*	13,092	650,411
Moody’s Corp.	5,370	653,422
Morgan Stanley	46,371	2,066,292
Mosaic Co. (The)	11,504	262,636
Motorola Solutions, Inc.	5,289	458,768
Murphy Oil Corp. (x)	5,464	140,042
Mylan NV*	14,795	574,342
Nasdaq, Inc.	3,873	276,881
National Oilwell Varco, Inc.	12,585	414,550
Navient Corp.	9,845	163,919
NetApp, Inc.	8,808	352,760
Netflix, Inc.*	14,035	2,096,969
Newell Brands, Inc.	15,686	841,083
Newfield Exploration Co.*	6,722	191,308
Newmont Mining Corp.	17,662	572,072
News Corp., Class A	13,049	178,771
News Corp., Class B	3,985	56,388
NextEra Energy, Inc.	15,286	2,142,027
Nielsen Holdings plc	11,195	432,799
NIKE, Inc., Class B	43,256	2,552,104
NiSource, Inc.	10,748	272,569
Noble Energy, Inc.	14,963	423,453
Nordstrom, Inc. (x)	3,821	182,758
Norfolk Southern Corp.	9,470	1,152,499
Northern Trust Corp.	7,092	689,413
Northrop Grumman Corp.	5,695	1,461,963
NRG Energy, Inc.	10,883	187,405
Nucor Corp.	10,275	594,614
NVIDIA Corp.	19,439	2,810,102
Occidental Petroleum Corp.	24,902	1,490,883
Omnicom Group, Inc.	7,619	631,615
ONEOK, Inc. (x)	12,402	646,888
Oracle Corp.	98,266	4,927,057
O’Reilly Automotive, Inc.*	2,985	652,939
PACCAR, Inc.	11,376	751,271
Parker-Hannifin Corp.	4,318	690,103
Patterson Cos., Inc. (x)	2,794	131,178
Paychex, Inc.	10,377	590,866
PayPal Holdings, Inc.*	103,889	5,575,723
People’s United Financial, Inc. (x)	10,585	186,931
PepsiCo, Inc.	46,576	5,379,062
PerkinElmer, Inc.	3,532	240,670
Perrigo Co. plc	4,777	360,759
Pfizer, Inc.	195,181	6,556,130
PG&E Corp.	16,548	1,098,291
Philip Morris International, Inc.	50,748	5,960,353
Phillips 66	14,367	1,188,007
Pinnacle West Capital Corp.	3,538	301,296
Pioneer Natural Resources Co.	5,535	883,275
PNC Financial Services Group, Inc. (The)‡	15,827	1,976,317
PPG Industries, Inc.	8,389	922,454
PPL Corp.	22,124	855,314
Praxair, Inc.	9,317	1,234,968
Priceline Group, Inc. (The)*	1,602	2,996,573
Principal Financial Group, Inc.	8,600	551,002
Procter & Gamble Co. (The)	83,424	7,270,402

Progressive Corp. (The)	18,838	$830,567
Prologis, Inc. (REIT)	17,246	1,011,305
Prudential Financial, Inc.	14,012	1,515,258
Public Service Enterprise Group, Inc.	16,395	705,149
Public Storage (REIT)	4,873	1,016,167
PulteGroup, Inc.	9,113	223,542
PVH Corp.	2,508	287,166
QIAGEN NV*	11,039	367,214
Qorvo, Inc.*	4,256	269,490
QUALCOMM, Inc.	48,115	2,656,910
Quanta Services, Inc.*	4,693	154,494
Quest Diagnostics, Inc.	4,432	492,661
Ralph Lauren Corp. (x)	1,846	136,235
Range Resources Corp.	6,354	147,222
Raymond James Financial, Inc.	4,065	326,094
Raytheon Co.	9,544	1,541,165
Realty Income Corp. (REIT)	8,823	486,853
Red Hat, Inc.*	5,755	551,041
Regency Centers Corp. (REIT)	4,864	304,681
Regeneron Pharmaceuticals, Inc.*	2,471	1,213,607
Regions Financial Corp.	39,282	575,088
Republic Services, Inc.	7,384	470,582
Reynolds American, Inc.	27,001	1,756,145
Robert Half International, Inc.	4,268	204,565
Rockwell Automation, Inc.	4,144	671,162
Rockwell Collins, Inc.	5,229	549,463
Roper Technologies, Inc.	3,289	761,502
Ross Stores, Inc.	12,781	737,847
Royal Caribbean Cruises Ltd.	5,390	588,750
S&P Global, Inc.	64,244	9,378,982
Sage Therapeutics, Inc. (x)*	30,020	2,390,793
salesforce.com, Inc.*	21,871	1,894,029
Samsonite International SA	1,209,900	5,051,936
SCANA Corp.	4,648	311,462
Schlumberger Ltd.	45,413	2,989,992
Scripps Networks Interactive, Inc., Class A	3,084	210,668
Seagate Technology plc (x)	9,729	376,999
Sealed Air Corp.	6,281	281,138
Sempra Energy	8,152	919,138
Sherwin-Williams Co. (The)	2,633	924,078
Shire plc	77,727	4,290,362
Signet Jewelers Ltd. (x)	2,075	131,223
Simon Property Group, Inc. (REIT)	10,215	1,652,378
Skyworks Solutions, Inc.	5,991	574,836
SL Green Realty Corp. (REIT)	3,376	357,181
Snap-on, Inc.	1,878	296,724
Southern Co. (The)	32,391	1,550,881
Southwest Airlines Co.	19,569	1,216,018
Stanley Black & Decker, Inc.	5,021	706,605
Staples, Inc.	21,377	215,266
Starbucks Corp.	47,188	2,751,532
State Street Corp.	11,707	1,050,469
Stericycle, Inc.*	2,835	216,367
Stryker Corp.	10,119	1,404,315
SunTrust Banks, Inc.	16,001	907,577
Symantec Corp.	20,149	569,209
Synchrony Financial	24,796	739,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Synopsys, Inc.*	5,042	$367,713
Sysco Corp.	16,250	817,863
T. Rowe Price Group, Inc.	7,827	580,842
Target Corp.	18,101	946,501
Taro Pharmaceutical Industries Ltd. (x)*	749	83,933
TE Connectivity Ltd.	11,573	910,564
Tesoro Corp.	4,926	461,074
Texas Instruments, Inc.	32,526	2,502,225
Textron, Inc.	8,573	403,788
Thermo Fisher Scientific, Inc.	12,733	2,221,527
Tiffany & Co.	54,289	5,096,108
Time Warner, Inc.	25,231	2,533,445
TJX Cos., Inc. (The)	20,893	1,507,848
Torchmark Corp.	3,526	269,739
Total System Services, Inc.	5,249	305,754
Tractor Supply Co.	4,330	234,729
TransDigm Group, Inc.	1,592	428,041
Transocean Ltd. (x)*	12,976	106,792
Travelers Cos., Inc. (The)	9,105	1,152,056
TripAdvisor, Inc.*	3,766	143,861
Twenty-First Century Fox, Inc., Class A	35,280	999,835
Twenty-First Century Fox, Inc., Class B	15,029	418,858
Twitter, Inc.*	125,610	2,244,651
Tyson Foods, Inc., Class A	9,342	585,089
UDR, Inc. (REIT)	8,905	347,028
Ulta Beauty, Inc.*	1,885	541,636
Under Armour, Inc., Class A (x)*	5,968	129,864
Under Armour, Inc., Class C (x)*	5,929	119,528
Union Pacific Corp.	26,361	2,870,977
United Continental Holdings, Inc.*	9,321	701,405
United Parcel Service, Inc., Class B	55,728	6,162,960
United Rentals, Inc.*	2,806	316,264
United Technologies Corp.	24,447	2,985,223
UnitedHealth Group, Inc.	31,537	5,847,591
Universal Health Services, Inc., Class B	2,923	356,840
Unum Group	7,688	358,491
US Bancorp	51,902	2,694,752
Valero Energy Corp.	14,687	990,785
Varian Medical Systems, Inc.*	3,033	312,975
Ventas, Inc. (REIT)	11,482	797,769
VeriSign, Inc. (x)*	2,994	278,322
Verisk Analytics, Inc.*	4,935	416,366
Verizon Communications, Inc.	133,312	5,953,714
Vertex Pharmaceuticals, Inc.*	8,089	1,042,429
VF Corp.	10,661	614,074
Viacom, Inc., Class B	11,530	387,062
Visa, Inc., Class A	60,382	5,662,624
Vornado Realty Trust (REIT)	5,517	518,046
Vulcan Materials Co.	4,250	538,390
Walgreens Boots Alliance, Inc.	27,789	2,176,157
Wal-Mart Stores, Inc.	48,188	3,646,868
Walt Disney Co. (The)	97,979	10,410,269
Waste Management, Inc.	13,252	972,034

Waters Corp.*	2,665	$489,934
WEC Energy Group, Inc.	10,189	625,401
Wells Fargo & Co.	146,736	8,130,642
Welltower, Inc. (REIT)	11,790	882,482
Western Digital Corp.	9,524	843,826
Western Union Co. (The)	15,091	287,484
WestRock Co.	8,345	472,828
Weyerhaeuser Co. (REIT)	24,321	814,754
Whirlpool Corp.	2,470	473,301
Whole Foods Market, Inc.	78,307	3,297,508
Williams Cos., Inc. (The)	26,920	815,138
Willis Towers Watson plc	4,143	602,641
WW Grainger, Inc.	1,719	310,331
Wyndham Worldwide Corp.	3,516	353,042
Wynn Resorts Ltd.	2,561	343,481
Xcel Energy, Inc.	16,478	756,011
Xerox Corp.	7,093	203,782
Xilinx, Inc.	8,072	519,191
Xylem, Inc.	5,783	320,552
Yum Brands, Inc.	10,952	807,820
Zimmer Biomet Holdings, Inc.	43,336	5,564,342
Zions Bancorp.	6,630	291,123
Zoetis, Inc.	16,042	1,000,700

		845,002,364

Total Common Stocks (90.3%) (Cost $1,234,792,206)		2,052,592,805

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	996,983	148,073

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/11/17* (Cost $9,798)	11,794	9,429

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	108,499,819	108,532,369

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $204,819, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $208,896. (xx)	$204,800	204,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $700,070, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $714,001. (xx)	700,000	700,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $698,805, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $712,713. (xx)	698,738	698,738
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $5,301,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,409,529. (xx)	5,300,000	5,300,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $600,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $612,400. (xx)	$600,000	$600,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,500,231, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $2,550,002. (xx)	2,500,000	2,500,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $1,020,002. (xx)	1,000,000	1,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $3,060,000. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		16,703,538

Total Short-Term Investments (5.5%) (Cost $125,213,844)		125,235,907

Total Investments (95.8%) (Cost $1,360,015,848)		2,177,986,214
Other Assets Less Liabilities (4.2%)		94,524,165

Net Assets (100%)		$2,272,510,379

*	Non-income producing.
†	Securities (totaling $4,009,276 or 0.2% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $4,093,261 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $16,705,433. This was secured by cash collateral of $16,703,538 which was subsequently invested in joint repurchase agreements with a total value of $16,703,538, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $772,564 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$404,158,106	17.8%
Information Technology	361,581,021	15.9
Consumer Discretionary	276,604,417	12.1
Industrials	238,380,803	10.5
Health Care	234,220,387	10.3
Consumer Staples	190,783,789	8.4
Investment Companies	108,532,369	4.8
Energy	91,163,807	4.0
Materials	90,723,372	4.0
Telecommunication Services	61,089,277	2.7
Real Estate	59,062,550	2.6
Utilities	44,982,778	2.0
Repurchase Agreements	16,703,538	0.7
Cash and Other	94,524,165	4.2

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$2,406,672	$117,235	$48,714	$2,681,014	$106,282	$(830)
BlackRock, Inc.	1,616,914	—	56,276	1,677,390	20,055	49,062
PNC Financial Services Group, Inc. (The)	1,987,852	—	46,839	1,976,317	18,264	92,562

	$6,011,438	$117,235	$151,829	$6,334,721	$144,601	$140,794

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,073	September-17	$43,522,618	$42,047,829	$(1,474,789)
FTSE 100 Index	282	September-17	27,360,657	26,601,043	(759,614)
S&P 500 E-Mini Index	864	September-17	104,959,879	104,582,880	(376,999)
SPI 200 Index	97	September-17	10,638,231	10,528,916	(109,315)
TOPIX Index	184	September-17	26,209,688	26,362,836	153,148

					$(2,567,569)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Citibank NA	1,269	$974,132	$955,710	$18,422
British Pound vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	1,952	2,548,378	2,534,539	13,839
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	3,554	4,074,376	4,013,800	60,576
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	284,638	2,538,730	2,597,138	(58,408)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	39,181	349,459	353,405	(3,946)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	46,565	415,325	421,565	(6,240)

					$24,243

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	45,578	$416,012	$406,515	$9,497
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	62,368	562,202	556,274	5,928

					$15,425

					$39,668

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 9,728,331, BRL 14, CHF 75,642, DKK 7,420, EUR 37,916,121, GBP 23,766,445, HKD 3,232, HUF 24, ILS 14,762, INR 83,347, JPY 24,320,968, KRW 4, MXN (24,103), MYR (1), NOK 5,669, NZD 11,163, PHP (40,748), SEK 838, SGD 55,312, and TRY 23.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$115,164,482	$161,291,862	$—	(a)	$276,456,344
Consumer Staples	83,142,921	107,640,868	—		190,783,789
Energy	48,261,539	42,875,699	26,569		91,163,807
Financials	157,130,216	244,552,882	2,475,008		404,158,106
Health Care	142,983,602	91,236,785	—		234,220,387
Industrials	84,245,164	154,126,210	—		238,371,374
Information Technology	226,227,136	135,353,885	—		361,581,021
Materials	26,633,638	62,582,035	1,507,699		90,723,372
Real Estate	20,282,788	38,779,762	—		59,062,550
Telecommunication Services	14,520,535	46,568,742	—		61,089,277
Utilities	21,398,503	23,584,275	—		44,982,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$108,262	$—	$108,262
Futures	153,148	—	—	153,148
Preferred Stocks
Consumer Discretionary	—	148,073	—	148,073
Rights
Industrials	—	9,429	—	9,429
Short-Term Investments
Investment Companies	108,532,369	—	—	108,532,369
Repurchase Agreements	—	16,703,538	—	16,703,538

Total Assets	$1,048,676,041	$1,125,562,307	$4,009,276	$2,178,247,624

Liabilities:
Forward Currency Contracts	$—	$(68,594)	$—	$(68,594)
Futures	(2,720,717)	—	—	(2,720,717)

Total Liabilities	$(2,720,717)	$(68,594)	$—	$(2,789,311)

Total	$1,045,955,324	$1,125,493,713	$4,009,276	$2,175,458,313

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$108,262
Equity contracts	Receivables, Net assets – Unrealized appreciation	153,148 *

Total		$261,410

	Liability Derivatives
Foreign exchange contracts	Payables	$(68,594)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,720,717)

		$(2,789,311)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$44,048	$44,048
Equity contracts	20,020,335	—	20,020,335

Total	$20,020,335	$44,048	$20,064,383

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$61,743	$61,743
Equity contracts	(5,459,150)	—	(5,459,150)

Total	$(5,459,150)	$61,743	$(5,397,407)

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $13,225,000 and futures contracts with an average notional balance of approximately $207,037,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$60,576	$(58,408)	$—	$2,168
Citibank NA	18,422	—	—	18,422
Credit Suisse	15,425	(10,186)	—	5,239
Morgan Stanley	13,839	—	—	13,839

Total	$108,262	$(68,594)	$—	$39,668

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$(58,408)	$58,408	$—	$—
Credit Suisse	(10,186)	10,186	—	—

Total	$(68,594)	$68,594	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 12%)*	$125,723,721
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 2%)*	$193,027,650

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$878,066,619
Aggregate gross unrealized depreciation	(67,018,783)

Net unrealized appreciation	$811,047,836

Federal income tax cost of investments	$1,366,938,378

For the six months ended June 30, 2017, the Portfolio incurred approximately $12,275 as brokerage commissions with Morgan Stanley & Co., Inc. and $1,308 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $3,753,849)	$6,334,721
Unaffiliated Issuers (Cost $1,339,558,461)	2,154,947,955
Repurchase Agreements (Cost $16,703,538)	16,703,538
Cash	2,844,674
Foreign cash (Cost $97,773,423)	95,924,463
Cash held as collateral at broker	9,744,668
Dividends, interest and other receivables	5,220,750
Receivable for securities sold	3,206,895
Receivable from Separate Accounts for Trust shares sold	164,933
Unrealized appreciation on forward foreign currency contracts	108,262
Due from Custodian	33,934
Security lending income receivable	24,281
Other assets	52,987

Total assets	2,295,312,061

LIABILITIES
Payable for return of collateral on securities loaned	16,703,538
Payable for securities purchased	2,631,539
Investment management fees payable	1,343,259
Due to broker for futures variation margin	684,903
Payable to Separate Accounts for Trust shares redeemed	457,696
Distribution fees payable – Class IB	307,259
Administrative fees payable	232,861
Unrealized depreciation on forward foreign currency contracts	68,594
Due to Custodian	34,256
Distribution fees payable – Class IA	8,453
Trustees’ fees payable	3,753
Accrued expenses	325,571

Total liabilities	22,801,682

NET ASSETS	$2,272,510,379

Net assets were comprised of:
Paid in capital	$1,710,588,442
Accumulated undistributed net investment income (loss)	11,855,045
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(263,542,117)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	813,609,009

Net assets	$2,272,510,379

Class IA
Net asset value, offering and redemption price per share, $40,754,795 / 2,392,367 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.04

Class IB
Net asset value, offering and redemption price per share, $1,482,560,682 / 87,227,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.00

Class K
Net asset value, offering and redemption price per share, $749,194,902 / 43,931,535 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.05

(x)	Includes value of securities on loan of $16,705,433.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($144,601 of dividend income received from affiliates) (net of $2,028,570 foreign withholding tax)	$28,113,397
Securities lending (net)	184,829

Total income	28,298,226

EXPENSES
Investment management fees	7,900,472
Distribution fees – Class IB	1,796,691
Administrative fees	1,360,686
Custodian fees	415,835
Professional fees	86,635
Printing and mailing expenses	83,102
Distribution fees – Class IA	49,183
Trustees’ fees	25,751
Miscellaneous	92,812

Gross expenses	11,811,167
Less: Waiver from investment manager	(84,264)

Net expenses	11,726,903

NET INVESTMENT INCOME (LOSS)	16,571,323

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($140,794 of realized gain (loss) from affiliates)	48,647,330
Futures	20,020,335
Foreign currency transactions	439,148

Net realized gain (loss)	69,106,813

Change in unrealized appreciation (depreciation) on:
Investments ($357,877 of change in unrealized appreciation (depreciation) from affiliates)	193,512,655
Futures	(5,459,150)
Foreign currency translations	5,917,073

Net change in unrealized appreciation (depreciation)	193,970,578

NET REALIZED AND UNREALIZED GAIN (LOSS)	263,077,391

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$279,648,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,571,323	$25,713,359
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	69,106,813	18,142,386
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	193,970,578	57,821,431

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	279,648,714	101,677,176

DIVIDENDS:
Dividends from net investment income
Class IA	—	(344,462)
Class IB	—	(12,668,893)
Class K	—	(7,965,837)

TOTAL DIVIDENDS	—	(20,979,192)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 40,218 and 79,469 shares, respectively ]	648,303	1,145,549
Capital shares issued in reinvestment of dividends [ 0 and 22,948 shares, respectively ]	—	344,462
Capital shares repurchased [ (148,933) and (324,178) shares, respectively ]	(2,419,103)	(4,684,240)

Total Class IA transactions	(1,770,800)	(3,194,229)

Class IB
Capital shares sold [ 867,900 and 1,915,165 shares, respectively ]	13,990,024	27,673,096
Capital shares issued in reinvestment of dividends [ 0 and 845,922 shares, respectively ]	—	12,668,893
Capital shares repurchased [ (5,654,886) and (13,057,771) shares, respectively ]	(91,501,369)	(188,347,034)

Total Class IB transactions	(77,511,345)	(148,005,045)

Class K
Capital shares sold [ 179,991 and 9,608,643 shares, respectively ]	2,905,791	128,927,283
Capital shares issued in reinvestment of dividends [ 0 and 530,818 shares, respectively ]	—	7,965,837
Capital shares repurchased [ (1,618,992) and (5,491,698) shares, respectively ]	(26,166,692)	(79,972,969)

Total Class K transactions	(23,260,901)	56,920,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(102,543,046)	(94,279,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS	177,105,668	(13,581,139)
NET ASSETS:
Beginning of period	2,095,404,711	2,108,985,850

End of period (a)	$2,272,510,379	$2,095,404,711

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,855,045	$(4,716,278)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.00		$14.49	$14.89	$14.79	$12.39	$10.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	##	0.16	0.16	0.16	0.11	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.92		0.49	(0.42)	0.09	2.41	1.69

Total from investment operations	2.04		0.65	(0.26)	0.25	2.52	1.82

Less distributions:
Dividends from net investment income	—		(0.14)	(0.14)	(0.15)	(0.12)	(0.17)

Net asset value, end of period	$17.04		$15.00	$14.49	$14.89	$14.79	$12.39

Total return (b)	13.60%		4.48%	(1.74)%	1.68%	20.33%	16.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,755		$37,523	$39,462	$43,910	$46,440	$40,407
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.14%	1.16%	1.19%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.15%	1.14%	1.16%	1.19%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.16%		1.17%	1.14%	1.16%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.43	%(aa)	1.13%	1.07%	1.09%	0.78%	1.11%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.43	%(aa)	1.13%	1.07%	1.09%	0.78%	1.11%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.42	%(aa)	1.11%	1.06%	1.09%	0.78%	1.11%
Portfolio turnover rate (z)^	6%		15%	14%	11%	14%	14%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.97		$14.46	$14.86	$14.76	$12.36	$10.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	##	0.16	0.16	0.17	0.10	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.92		0.49	(0.42)	0.08	2.41	1.69

Total from investment operations	2.03		0.65	(0.26)	0.25	2.51	1.82

Less distributions:
Dividends from net investment income	—		(0.14)	(0.14)	(0.15)	(0.11)	(0.17)

Net asset value, end of period	$17.00		$14.97	$14.46	$14.86	$14.76	$12.36

Total return (b)	13.56%		4.48%	(1.75)%	1.68%	20.37%	17.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,482,561		$1,377,314	$1,479,410	$1,672,122	$1,885,003	$1,479,647
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.14%	1.16%	1.19%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.15%	1.14%	1.16%	1.19%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.16%		1.17%	1.14%	1.16%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.43	%(bb)	1.13%	1.07%	1.11%	0.76%	1.11%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.43	%(bb)	1.13%	1.07%	1.11%	0.76%	1.11%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.42	%(bb)	1.11%	1.07%	1.11%	0.76%	1.11%
Portfolio turnover rate (z)^	6%		15%	14%	11%	14%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.00		$14.49	$14.89	$14.79	$12.39	$10.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	##	0.20	0.20	0.20	0.14	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.91		0.49	(0.42)	0.09	2.41	1.69

Total from investment operations	2.05		0.69	(0.22)	0.29	2.55	1.85

Less distributions:
Dividends from net investment income	—		(0.18)	(0.18)	(0.19)	(0.15)	(0.20)

Net asset value, end of period	$17.05		$15.00	$14.49	$14.89	$14.79	$12.39

Total return (b)	13.67%		4.74%	(1.49)%	1.94%	20.63%	17.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$749,195		$680,568	$590,114	$558,089	$613,457	$594,125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.89%	0.91%	0.94%	0.94%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%		0.90%	0.89%	0.91%	0.94%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.91%		0.92%	0.89%	0.91%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.68	%(cc)	1.39%	1.30%	1.36%	1.04%	1.37%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.68	%(cc)	1.39%	1.30%	1.36%	1.04%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.67	%(cc)	1.37%	1.30%	1.36%	1.04%	1.37%
Portfolio turnover rate (z)^	6%		15%	14%	11%	14%	14%
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.10, $0.10, and $0.12 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 1.24% for income after waivers and reimbursements, 1.24% after waivers, reimbursements, and fees paid indirectly, and 1.24% before waivers, reimbursements, and fees paid indirectly.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be 1.23% for income after waivers and reimbursements, 1.24% after waivers, reimbursements, and fees paid indirectly, and 1.24% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be 1.48% for income after waivers and reimbursements, 1.49% after waivers, reimbursements, and fees paid indirectly, and 1.49% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$292,922,038	17.3%
Industrials	181,269,557	10.7
Exchange Traded Funds	180,401,179	10.7
Consumer Discretionary	174,116,381	10.3
Health Care	157,878,147	9.4
Consumer Staples	156,958,958	9.3
Information Technology	119,734,308	7.1
Materials	100,136,329	5.9
Repurchase Agreements	67,953,604	4.0
Energy	60,150,151	3.6
Telecommunication Services	42,659,102	2.5
Real Estate	32,386,485	1.9
Utilities	28,650,505	1.7
Investment Companies	9,224,908	0.6
Cash and Other	85,143,857	5.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,149.29	$5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.13
Class IB
Actual	1,000.00	1,149.12	5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.13
Class K
Actual	1,000.00	1,151.15	4.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.95	3.89

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (3.8%)
AGL Energy Ltd.	41,468	$812,744
Alumina Ltd. (x)	149,053	219,959
Amcor Ltd.	69,170	861,789
AMP Ltd. (x)	180,772	721,106
APA Group	73,338	516,891
Aristocrat Leisure Ltd.	33,369	578,606
ASX Ltd.	10,719	441,673
Aurizon Holdings Ltd.	121,880	502,108
AusNet Services	92,380	123,191
Australia & New Zealand Banking Group Ltd.	180,382	3,981,787
Bank of Queensland Ltd. (x)	25,908	228,002
Bendigo & Adelaide Bank Ltd. (x)	30,575	260,379
BHP Billiton Ltd.	197,894	3,540,919
BHP Billiton Ltd. (ADR) (x)	40,329	1,435,309
BHP Billiton plc	130,139	1,993,314
BlueScope Steel Ltd.	35,053	355,900
Boral Ltd.	66,487	355,158
Brambles Ltd.	236,515	1,768,772
Caltex Australia Ltd.	53,244	1,293,587
Challenger Ltd.	34,305	351,733
CIMIC Group Ltd.	6,047	180,518
Coca-Cola Amatil Ltd.	35,583	252,432
Cochlear Ltd.	3,717	444,103
Commonwealth Bank of Australia	105,472	6,713,057
Computershare Ltd.	24,947	271,124
Crown Resorts Ltd. (x)	22,148	209,042
CSL Ltd.	28,095	2,980,594
Dexus (REIT)	53,032	386,408
Domino’s Pizza Enterprises Ltd.	4,353	174,245
Flight Centre Travel Group Ltd. (x)	3,821	112,480
Fortescue Metals Group Ltd. (x)	99,927	400,916
Goodman Group (REIT)	109,619	663,072
GPT Group (The) (REIT) (x)	113,705	418,616
Harvey Norman Holdings Ltd. (x)	34,572	101,505
Healthscope Ltd. (x)	123,445	209,684
Incitec Pivot Ltd.	111,623	292,556
Insurance Australia Group Ltd.	145,879	760,191
LendLease Group	34,078	436,103
Macquarie Group Ltd.	18,567	1,262,948
Medibank Pvt Ltd.	160,331	345,045
Mirvac Group (REIT)	239,009	391,286
National Australia Bank Ltd.	163,723	3,723,531
Newcrest Mining Ltd.	46,917	726,978
Oil Search Ltd.	283,895	1,488,135
Orica Ltd.	25,711	408,667
Origin Energy Ltd.*	105,059	553,934
Qantas Airways Ltd.	36,326	159,703
QBE Insurance Group Ltd.	83,392	756,963
Ramsay Health Care Ltd.	9,044	511,610
REA Group Ltd. (x)	3,303	168,569
Santos Ltd.*	105,401	245,464
Scentre Group (REIT)	326,909	1,017,612

SEEK Ltd. (x)	19,957	$259,382
Sonic Healthcare Ltd.	25,599	476,538
South32 Ltd.	328,033	675,698
Stockland (REIT)	145,822	490,905
Suncorp Group Ltd.	77,440	882,092
Sydney Airport	68,832	375,091
Tabcorp Holdings Ltd.	59,515	199,898
Tatts Group Ltd.	78,500	252,201
Telstra Corp. Ltd.	261,422	863,994
TPG Telecom Ltd. (x)	19,853	86,976
Transurban Group	124,465	1,133,616
Treasury Wine Estates Ltd.	48,006	485,570
Vicinity Centres (REIT)	202,239	399,483
Wesfarmers Ltd. (x)	69,685	2,148,823
Westfield Corp. (REIT)	116,847	721,163
Westpac Banking Corp.	206,180	4,834,918
Woodside Petroleum Ltd. (x)	46,718	1,072,556
Woolworths Ltd.	78,407	1,539,133

		64,008,055

Austria (0.6%)
ANDRITZ AG	5,250	316,244
Erste Group Bank AG*	95,435	3,654,261
OMV AG	9,074	470,883
Raiffeisen Bank International AG*	6,475	163,439
Schoeller-Bleckmann Oilfield Equipment AG*	27,382	1,792,020
voestalpine AG (x)	68,867	3,209,183

		9,606,030

Belgium (0.8%)
Ageas	12,533	504,732
Anheuser-Busch InBev SA/NV	78,499	8,670,790
Colruyt SA	3,671	193,394
Groupe Bruxelles Lambert SA	4,577	440,636
KBC Group NV	15,457	1,172,416
Proximus SADP	9,857	344,838
Solvay SA	4,567	612,903
Telenet Group Holding NV*	2,780	175,111
UCB SA	7,516	517,038
Umicore SA	6,081	422,976

		13,054,834

Brazil (0.2%)
Ambev SA (ADR)	166,917	916,374
Banco Bradesco SA (ADR)*	303,372	2,578,662

		3,495,036

Canada (0.7%)
Canadian National Railway Co.	55,615	4,507,596
Element Fleet Management Corp.	96,165	659,985
Magna International, Inc.	56,435	2,614,166
Ritchie Bros Auctioneers, Inc.	33,424	960,347
Rogers Communications, Inc., Class B	35,755	1,687,993
Suncor Energy, Inc.	40,995	1,197,795

		11,627,882

Chile (0.0%)
Antofagasta plc	22,849	237,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

China (1.0%)
Alibaba Group Holding Ltd. (ADR)*	32,504	$4,579,813
Anhui Conch Cement Co. Ltd., Class H	578,000	2,009,965
Baidu, Inc. (ADR)*	11,835	2,116,808
BOC Hong Kong Holdings Ltd.	229,043	1,095,717
BYD Co. Ltd., Class H	239,000	1,466,305
China Life Insurance Co. Ltd., Class H	1,256,000	3,836,797
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*	550,500	2,132,915
Yangzijiang Shipbuilding Holdings Ltd.	143,834	124,323

		17,362,643

Colombia (0.1%)
Bancolombia SA (ADR)	50,731	2,260,066

Czech Republic (0.1%)
Komercni banka A/S	37,418	1,498,739

Denmark (1.0%)
AP Moller - Maersk A/S, Class A	242	462,043
AP Moller - Maersk A/S, Class B	384	772,087
Carlsberg A/S, Class B	16,122	1,722,312
Chr Hansen Holding A/S	6,249	454,492
Coloplast A/S, Class B	7,320	611,654
Danske Bank A/S	45,166	1,737,167
DONG Energy A/S§	9,251	417,623
DSV A/S	11,034	677,936
Genmab A/S*	3,460	738,200
H Lundbeck A/S	4,235	237,694
ISS A/S	10,701	420,292
Novo Nordisk A/S, Class B	143,914	6,162,990
Novozymes A/S, Class B	13,639	596,857
Pandora A/S	6,899	643,766
TDC A/S	53,075	308,650
Tryg A/S	7,358	160,940
Vestas Wind Systems A/S	13,564	1,252,154
William Demant Holding A/S*	8,435	218,314

		17,595,171

Finland (0.5%)
Elisa OYJ	9,070	351,491
Fortum OYJ	26,423	414,358
Kone OYJ, Class B	20,304	1,032,892
Metso OYJ	6,286	217,971
Neste OYJ	8,449	332,829
Nokia OYJ	359,579	2,199,262
Nokian Renkaat OYJ	7,337	303,690
Orion OYJ, Class B	6,812	434,920
Sampo OYJ, Class A	27,679	1,418,501
Stora Enso OYJ, Class R	32,503	419,865
UPM-Kymmene OYJ	32,887	937,545
Wartsila OYJ Abp	8,933	527,996

		8,591,320

France (9.4%)
Accor SA (x)	157,318	7,374,997
Aeroports de Paris	1,828	295,013

Air Liquide SA	44,586	$5,509,966
Airbus SE	35,715	2,937,016
Alstom SA*	8,024	280,529
Arkema SA	4,174	445,412
Atos SE	5,673	796,320
AXA SA‡	119,513	3,269,217
BNP Paribas SA	140,689	10,132,982
Bollore SA (x)	56,695	257,787
Bouygues SA	12,265	517,193
Bureau Veritas SA	16,341	361,613
Capgemini SE	10,110	1,044,785
Carrefour SA (x)	35,816	906,095
Casino Guichard Perrachon SA (x)	3,170	187,765
Christian Dior SE	770	220,172
Cie de Saint-Gobain	31,171	1,665,460
Cie Generale des Etablissements Michelin	10,472	1,392,213
CNP Assurances	11,686	262,339
Credit Agricole SA	70,779	1,138,635
Danone SA	84,100	6,321,367
Dassault Aviation SA	147	205,261
Dassault Systemes SE	29,314	2,627,923
Edenred	158,214	4,125,475
Eiffage SA	3,491	317,225
Electricite de France SA (x)	33,570	363,559
Engie SA	104,354	1,575,068
Essilor International SA	27,874	3,546,563
Eurazeo SA	2,744	205,876
Eutelsat Communications SA	11,932	304,725
Fonciere Des Regions (REIT)	2,250	208,722
Gecina SA (REIT)	2,668	418,541
Groupe Eurotunnel SE (Registered)	28,806	307,227
Hermes International	1,292	638,443
ICADE (REIT)	2,038	171,086
Iliad SA	1,663	393,365
Imerys SA	2,120	184,386
Ingenico Group SA	3,628	329,384
Ipsen SA	2,302	315,113
JCDecaux SA (x)	5,267	172,771
Kering	31,093	10,589,938
Klepierre (REIT)	13,498	553,230
Lagardere SCA	7,036	222,200
Legrand SA	27,931	1,953,960
L’Oreal SA	35,265	7,346,693
LVMH Moet Hennessy Louis Vuitton SE	33,998	8,476,767
Natixis SA	57,989	389,246
Orange SA	257,928	4,091,889
Pernod Ricard SA	65,874	8,821,654
Peugeot SA	28,936	577,205
Publicis Groupe SA	77,950	5,814,588
Remy Cointreau SA	1,297	151,470
Renault SA (x)	10,862	983,178
Rexel SA	19,766	323,397
Safran SA	56,012	5,133,282
Sanofi	71,506	6,840,728
Schneider Electric SE*	73,138	5,619,370
SCOR SE	10,090	400,008
SEB SA	1,448	260,065
Societe BIC SA	1,902	225,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Societe Generale SA	92,994	$5,003,699
Sodexo SA	27,310	3,530,948
Suez	21,691	401,717
Television Francaise 1	248,737	3,483,004
Thales SA	6,522	702,003
TOTAL SA	142,686	7,054,105
Unibail-Rodamco SE (REIT) (x)	6,150	1,549,895
Valeo SA	14,413	971,082
Veolia Environnement SA	26,570	561,418
Vinci SA	31,278	2,669,667
Vivendi SA	62,662	1,394,888
Wendel SA	1,650	244,237
Zodiac Aerospace	13,229	358,851

		158,427,680

Germany (7.1%)
adidas AG	11,602	2,222,893
Allianz SE (Registered)	27,937	5,500,981
Axel Springer SE	2,313	138,958
BASF SE	56,155	5,200,904
Bayer AG (Registered)	80,620	10,423,471
Bayerische Motoren Werke AG	50,639	4,701,018
Bayerische Motoren Werke AG (Preference) (q)	3,282	270,569
Beiersdorf AG	6,111	642,410
Brenntag AG	37,736	2,184,317
Commerzbank AG*	63,321	754,319
Continental AG	20,235	4,366,900
Covestro AG§	6,841	493,888
Daimler AG (Registered)	92,126	6,667,900
Deutsche Bank AG (Registered)	127,480	2,260,460
Deutsche Boerse AG	11,577	1,222,039
Deutsche Lufthansa AG (Registered)	16,410	373,448
Deutsche Post AG (Registered)	59,781	2,240,912
Deutsche Telekom AG (Registered)	201,723	3,621,855
Deutsche Wohnen AG	20,310	776,870
E.ON SE	138,381	1,303,612
Evonik Industries AG	9,693	309,818
Fraport AG Frankfurt Airport Services Worldwide	2,614	230,785
Fresenius Medical Care AG & Co. KGaA	40,427	3,886,440
Fresenius SE & Co. KGaA	25,276	2,166,906
FUCHS PETROLUB SE (Preference) (q)	4,222	229,896
GEA Group AG	45,664	1,868,719
Hannover Rueck SE	3,672	440,158
HeidelbergCement AG	40,815	3,946,116
Henkel AG & Co. KGaA	6,347	767,693
Henkel AG & Co. KGaA (Preference) (q)	11,086	1,525,756
HOCHTIEF AG	1,384	253,550
HUGO BOSS AG	3,686	258,071
Infineon Technologies AG	69,538	1,468,131
Innogy SE§	9,130	359,395
K+S AG (Registered) (x)	12,359	316,477
Kloeckner & Co. SE	166,153	1,749,695
LANXESS AG	5,725	433,458

Linde AG	24,796	$4,695,581
MAN SE	2,164	232,010
Merck KGaA	7,968	962,394
METRO AG	10,574	356,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,943	2,004,972
OSRAM Licht AG	5,722	455,843
Porsche Automobil Holding SE (Preference) (q)	9,402	528,227
ProSiebenSat.1 Media SE	14,703	615,297
Rheinmetall AG	45,809	4,348,901
RWE AG*	32,209	641,758
SAP SE	143,166	14,953,634
Schaeffler AG (Preference) (q)	10,995	157,477
Siemens AG (Registered)	46,830	6,437,146
Symrise AG	32,699	2,316,271
Telefonica Deutschland Holding AG	35,709	178,353
thyssenkrupp AG	22,228	631,519
TUI AG	26,952	392,810
United Internet AG (Registered)	7,425	408,292
Volkswagen AG	2,160	334,901
Volkswagen AG (Preference) (q)	11,435	1,741,616
Vonovia SE	29,256	1,161,663
Zalando SE*§	5,872	268,335

		119,402,726

Hong Kong (2.4%)
AIA Group Ltd.	1,429,052	10,442,259
ASM Pacific Technology Ltd.	17,607	237,919
Bank of East Asia Ltd. (The)	79,227	340,452
Cheung Kong Property Holdings Ltd.	167,205	1,309,593
CK Hutchison Holdings Ltd.	166,705	2,092,500
CK Infrastructure Holdings Ltd.	39,340	330,544
CLP Holdings Ltd.	98,564	1,042,771
Dah Sing Financial Holdings Ltd.	422,000	3,543,039
Dairy Farm International Holdings Ltd.	2,819	22,214
First Pacific Co. Ltd.	127,250	93,880
Galaxy Entertainment Group Ltd.	139,000	843,886
Hang Lung Group Ltd.	57,000	235,813
Hang Lung Properties Ltd.	123,438	308,301
Hang Seng Bank Ltd.	47,274	988,779
Henderson Land Development Co. Ltd.	66,865	372,973
HK Electric Investments & HK Electric Investments Ltd.§	160,500	147,601
HKT Trust & HKT Ltd.	188,042	246,630
Hong Kong & China Gas Co. Ltd.	506,315	952,001
Hong Kong Exchanges & Clearing Ltd.	71,739	1,854,246
Hongkong Land Holdings Ltd.	73,200	527,772
Hutchison Port Holdings Trust (OTC Exchange)	400	162

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Hutchison Port Holdings Trust (Singapore Stock Exchange)	281,600	$121,088
Hysan Development Co. Ltd.	34,907	166,544
Jardine Matheson Holdings Ltd.	13,100	829,885
Jardine Strategic Holdings Ltd.	13,900	571,290
Kerry Properties Ltd.	46,732	158,617
Li & Fung Ltd.	369,038	134,239
Link REIT (REIT)	134,499	1,023,284
Melco Resorts & Entertainment Ltd. (ADR)	7,529	169,026
MTR Corp. Ltd.	97,618	549,515
New World Development Co. Ltd.	361,238	458,520
NWS Holdings Ltd. (x)	91,062	179,151
Orient Overseas International Ltd.*	297,700	2,135,294
PCCW Ltd.	300,559	170,924
Power Assets Holdings Ltd.	82,496	728,548
Sands China Ltd.	141,600	648,381
Shangri-La Asia Ltd.	59,025	100,096
Sino Land Co. Ltd.	189,239	310,250
SJM Holdings Ltd.	95,000	100,142
Sun Hung Kai Properties Ltd.	213,278	3,133,288
Swire Pacific Ltd., Class A	29,331	286,456
Swire Properties Ltd.	69,200	228,231
Techtronic Industries Co. Ltd.	83,000	381,648
WH Group Ltd.§	516,500	521,300
Wharf Holdings Ltd. (The)	74,330	615,969
Wheelock & Co. Ltd. (x)	49,116	370,535
Yue Yuen Industrial Holdings Ltd.	47,699	197,945

		40,223,501

India (0.7%)
HDFC Bank Ltd. (ADR)	96,152	8,362,340
ICICI Bank Ltd. (ADR)	390,143	3,499,578

		11,861,918

Indonesia (0.1%)
Indofood Sukses Makmur Tbk. PT	2,455,100	1,580,145

Ireland (0.7%)
AerCap Holdings NV*	8,800	408,584
Allied Irish Banks plc	232,070	1,312,041
Bank of Ireland*	1,683,958	442,367
CRH plc (Irish Stock Exchange)	183,326	6,485,725
CRH plc (London Stock Exchange)	6,417	228,503
James Hardie Industries plc (CHDI) (x)	26,800	422,269
Kerry Group plc (London Stock Exchange), Class A	480	41,331
Kerry Group plc (Turquoise Stock Exchange), Class A	9,938	855,047
Paddy Power Betfair plc (Aquis Stock Exchange)	15,772	1,680,355
Paddy Power Betfair plc (Dublin Stock Exchange)	5,365	572,750

		12,448,972

Israel (0.7%)
Azrieli Group Ltd.	2,797	$155,317
Bank Hapoalim BM	67,547	455,057
Bank Leumi Le-Israel BM	94,448	458,281
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	220,631
Check Point Software Technologies Ltd.*	7,678	837,516
Elbit Systems Ltd.	1,508	185,643
Frutarom Industries Ltd.	2,457	171,753
Israel Chemicals Ltd.	29,531	139,063
Mellanox Technologies Ltd.*	12,439	538,609
Mizrahi Tefahot Bank Ltd. (x)	9,864	179,450
Nice Ltd.	4,191	332,720
Nice Ltd. (ADR)	39,098	3,077,795
Teva Pharmaceutical Industries Ltd. (ADR)	133,758	4,443,441

		11,195,276

Italy (2.0%)
Assicurazioni Generali SpA	76,391	1,257,272
Atlantia SpA	28,524	802,739
Enel SpA	497,885	2,669,287
Eni SpA	385,349	5,792,063
Ferrari NV	7,273	624,260
Intesa Sanpaolo SpA	1,663,016	5,272,772
Intesa Sanpaolo SpA (RNC)	53,735	159,325
Leonardo SpA	24,492	407,015
Luxottica Group SpA	10,148	587,061
Mediobanca SpA	36,013	355,383
Poste Italiane SpA§	27,351	187,278
PRADA SpA	541,100	2,013,328
Prysmian SpA	179,816	5,288,454
Recordati SpA	6,401	259,683
Saipem SpA*	43,145	159,365
Snam SpA	152,821	666,062
Telecom Italia SpA*	644,696	594,962
Telecom Italia SpA (RNC)	366,992	270,358
Terna Rete Elettrica Nazionale SpA	100,220	540,968
UniCredit SpA*	334,335	6,243,423
UnipolSai Assicurazioni SpA	50,919	111,138

		34,262,196

Japan (13.8%)
ABC-Mart, Inc.	1,940	114,011
Acom Co. Ltd.*	25,000	114,025
Aeon Co. Ltd.	38,152	579,022
AEON Financial Service Co. Ltd.	65,838	1,391,978
Aeon Mall Co. Ltd.	7,968	156,703
Air Water, Inc.	8,800	161,487
Aisin Seiki Co. Ltd.	10,838	554,065
Ajinomoto Co., Inc.	33,968	732,815
Alfresa Holdings Corp.	12,964	249,771
Alps Electric Co. Ltd.	11,800	339,916
Amada Holdings Co. Ltd.	21,248	245,209
ANA Holdings, Inc.	71,302	247,489
Aozora Bank Ltd.	67,918	258,448
Asahi Glass Co. Ltd.	12,350	519,381
Asahi Group Holdings Ltd.	23,687	890,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Asahi Kasei Corp.	77,078	$827,488
Asics Corp.	7,848	145,273
Astellas Pharma, Inc.	133,750	1,634,491
Bandai Namco Holdings, Inc.	23,119	787,248
Bank of Kyoto Ltd. (The)	22,082	208,108
Benesse Holdings, Inc.	4,374	164,888
Bridgestone Corp.	40,664	1,749,844
Brother Industries Ltd.	14,515	334,629
Calbee, Inc. (x)	5,600	219,818
Canon, Inc.	65,730	2,230,057
Casio Computer Co. Ltd.	13,527	207,701
Central Japan Railway Co.	8,800	1,432,567
Chiba Bank Ltd. (The)	46,672	337,773
Chubu Electric Power Co., Inc.	38,554	511,597
Chugai Pharmaceutical Co. Ltd. (x)	97,547	3,646,900
Chugoku Bank Ltd. (The)	10,911	162,974
Chugoku Electric Power Co., Inc. (The)	16,662	183,545
Coca-Cola Bottlers Japan, Inc.	7,800	225,383
Concordia Financial Group Ltd.	66,800	336,509
Credit Saison Co. Ltd.	8,716	170,019
CYBERDYNE, Inc. (x)*	6,100	81,080
Dai Nippon Printing Co. Ltd.	29,162	323,576
Daicel Corp.	13,455	167,118
Dai-ichi Life Holdings, Inc.	67,600	1,217,972
Daiichi Sankyo Co. Ltd.	37,087	872,810
Daikin Industries Ltd.	14,523	1,481,030
Daito Trust Construction Co. Ltd.	4,338	674,757
Daiwa House Industry Co. Ltd.	34,358	1,172,403
Daiwa House REIT Investment Corp. (REIT)	90	213,567
Daiwa Securities Group, Inc.	102,476	606,611
DeNA Co. Ltd.	6,800	152,112
Denso Corp.	106,812	4,503,245
Dentsu, Inc.	13,274	633,753
Disco Corp.	1,800	286,784
Don Quijote Holdings Co. Ltd.	7,700	291,638
East Japan Railway Co.	20,325	1,941,695
Eisai Co. Ltd.	15,554	858,080
Electric Power Development Co. Ltd.	9,403	232,243
FamilyMart UNY Holdings Co. Ltd.	5,404	308,937
FANUC Corp.	11,944	2,299,598
Fast Retailing Co. Ltd.	3,216	1,069,951
Fuji Electric Co. Ltd.	27,288	143,627
FUJIFILM Holdings Corp.	26,468	950,707
Fujitsu Ltd.	113,742	837,125
Fukuoka Financial Group, Inc.	44,983	213,567
Hachijuni Bank Ltd. (The)	29,088	184,394
Hakuhodo DY Holdings, Inc.	9,660	128,056
Hamamatsu Photonics KK	8,500	260,725
Hankyu Hanshin Holdings, Inc.	15,600	560,338
Hikari Tsushin, Inc.	1,100	115,599
Hino Motors Ltd.	15,530	172,180
Hirose Electric Co. Ltd.	1,874	266,917
Hiroshima Bank Ltd. (The)	35,000	154,968
Hisamitsu Pharmaceutical Co., Inc.	4,267	204,103
Hitachi Chemical Co. Ltd.	4,688	139,629

Hitachi Construction Machinery Co. Ltd.	7,451	$185,952
Hitachi High-Technologies Corp.	4,418	171,260
Hitachi Ltd.	661,211	4,052,802
Hitachi Metals Ltd.	12,486	173,400
Honda Motor Co. Ltd.	176,104	4,797,356
Hoshizaki Corp.	3,200	289,060
Hoya Corp.	24,202	1,255,126
Hulic Co. Ltd.	18,800	191,719
Idemitsu Kosan Co. Ltd.	5,960	169,037
IHI Corp.*	93,834	318,689
Iida Group Holdings Co. Ltd.	9,300	154,704
Inpex Corp.	57,800	555,517
Isetan Mitsukoshi Holdings Ltd.	21,048	210,714
Isuzu Motors Ltd.	35,769	440,772
ITOCHU Corp.	92,732	1,376,036
J Front Retailing Co. Ltd.	16,534	253,431
Japan Airlines Co. Ltd.	7,958	245,798
Japan Airport Terminal Co. Ltd. (x)	3,200	122,196
Japan Exchange Group, Inc.	31,700	573,545
Japan Post Bank Co. Ltd.	25,000	319,627
Japan Post Holdings Co. Ltd.	27,000	334,634
Japan Prime Realty Investment Corp. (REIT)	54	187,002
Japan Real Estate Investment Corp. (REIT)	84	417,479
Japan Retail Fund Investment Corp. (REIT)	171	315,470
Japan Tobacco, Inc.	248,500	8,720,422
JFE Holdings, Inc.	32,076	556,250
JGC Corp.	12,626	204,531
JSR Corp.	12,818	220,746
JTEKT Corp.	14,982	218,719
JXTG Holdings, Inc.	168,838	736,598
Kajima Corp.	57,739	486,655
Kakaku.com, Inc.	9,900	141,976
Kamigumi Co. Ltd.	15,704	164,475
Kaneka Corp.	19,644	149,502
Kansai Electric Power Co., Inc. (The)	40,623	558,736
Kansai Paint Co. Ltd.	14,352	329,850
Kao Corp.	30,867	1,831,026
Kawasaki Heavy Industries Ltd.	75,840	223,862
KDDI Corp.	113,000	2,988,886
Keihan Holdings Co. Ltd.	35,000	222,183
Keikyu Corp.	29,466	354,456
Keio Corp.	37,347	312,124
Keisei Electric Railway Co. Ltd.	7,977	212,767
Keyence Corp.	9,366	4,108,632
Kikkoman Corp.	8,423	268,847
Kintetsu Group Holdings Co. Ltd.	117,980	454,193
Kirin Holdings Co. Ltd.	49,291	1,003,130
Kobe Steel Ltd.*	19,209	197,085
Koito Manufacturing Co. Ltd.	6,800	349,447
Komatsu Ltd.	57,072	1,448,429
Konami Holdings Corp.	5,888	326,660
Konica Minolta, Inc.	29,236	242,258
Kose Corp.	2,000	218,182
Kubota Corp.	65,208	1,094,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Kuraray Co. Ltd.	20,192	$365,871
Kurita Water Industries Ltd.	7,414	201,706
Kyocera Corp.	20,008	1,157,342
Kyowa Hakko Kirin Co. Ltd.	16,367	303,693
Kyushu Electric Power Co., Inc.	25,388	307,884
Kyushu Financial Group, Inc.	13,500	85,099
Kyushu Railway Co.	9,800	317,591
Lawson, Inc.	3,080	215,237
LINE Corp. (x)*	2,800	96,466
Lion Corp.	15,000	310,202
LIXIL Group Corp.	17,023	425,140
M3, Inc.	12,700	349,469
Mabuchi Motor Co. Ltd.	2,904	144,329
Makita Corp.	12,692	468,862
Marubeni Corp.	101,768	656,708
Marui Group Co. Ltd.	13,986	205,920
Maruichi Steel Tube Ltd.	3,516	102,065
Mazda Motor Corp.	34,435	480,054
McDonald’s Holdings Co. Japan Ltd. (x)	5,080	194,664
Mebuki Financial Group, Inc.	43,851	162,967
Medipal Holdings Corp.	9,622	177,769
MEIJI Holdings Co. Ltd.	6,932	561,463
MINEBEA MITSUMI, Inc.	20,800	333,799
Miraca Holdings, Inc.	3,300	148,166
MISUMI Group, Inc.	17,600	401,526
Mitsubishi Chemical Holdings Corp.	82,759	684,367
Mitsubishi Corp.	93,084	1,949,819
Mitsubishi Electric Corp.	118,771	1,705,931
Mitsubishi Estate Co. Ltd.	76,011	1,414,795
Mitsubishi Gas Chemical Co., Inc.	10,855	229,212
Mitsubishi Heavy Industries Ltd.	195,256	798,210
Mitsubishi Materials Corp.	5,681	171,731
Mitsubishi Motors Corp.	35,821	235,675
Mitsubishi Tanabe Pharma Corp.	12,090	279,045
Mitsubishi UFJ Financial Group, Inc.	737,216	4,947,327
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	110,272
Mitsui & Co. Ltd.	106,754	1,523,837
Mitsui Chemicals, Inc.	59,288	313,637
Mitsui Fudosan Co. Ltd.	55,427	1,320,934
Mitsui OSK Lines Ltd.	74,575	218,802
Mixi, Inc.	2,700	150,033
Mizuho Financial Group, Inc.	1,486,052	2,713,804
MS&AD Insurance Group Holdings, Inc.	29,036	974,277
Murata Manufacturing Co. Ltd.	11,771	1,786,450
Nabtesco Corp.	6,400	185,783
Nagoya Railroad Co. Ltd.	62,000	288,846
NEC Corp.	168,742	447,078
Nexon Co. Ltd.	11,800	232,905
NGK Insulators Ltd.	17,267	343,728
NGK Spark Plug Co. Ltd.	8,948	190,058
NH Foods Ltd.	11,075	336,262
Nidec Corp.	14,992	1,534,189
Nikon Corp.	21,959	350,641
Nintendo Co. Ltd.	7,039	2,358,120

Nippon Building Fund, Inc. (REIT)	86	$438,889
Nippon Electric Glass Co. Ltd.	5,204	189,020
Nippon Express Co. Ltd.	55,427	346,434
Nippon Paint Holdings Co. Ltd. (x)	10,700	404,312
Nippon Prologis REIT, Inc. (REIT)	110	234,132
Nippon Steel & Sumitomo Metal Corp.	50,029	1,128,905
Nippon Telegraph & Telephone Corp.	42,458	2,004,463
Nippon Yusen KK*	109,442	203,364
Nissan Chemical Industries Ltd.	7,900	260,582
Nissan Motor Co. Ltd.	145,147	1,442,759
Nisshin Seifun Group, Inc.	12,261	201,125
Nissin Foods Holdings Co. Ltd.	3,506	218,823
Nitori Holdings Co. Ltd.	4,950	661,907
Nitto Denko Corp.	10,111	830,635
NOK Corp.	6,764	142,767
Nomura Holdings, Inc.	222,708	1,333,377
Nomura Real Estate Holdings, Inc.	8,775	171,950
Nomura Real Estate Master Fund, Inc. (REIT)	237	323,867
Nomura Research Institute Ltd.	7,859	309,189
NSK Ltd.	28,370	353,884
NTT Data Corp.	38,500	427,873
NTT DOCOMO, Inc.	85,800	2,023,042
Obayashi Corp.	42,766	502,279
Obic Co. Ltd.	27,100	1,662,503
Odakyu Electric Railway Co. Ltd.	16,051	323,375
Oji Holdings Corp.	51,612	266,148
Olympus Corp.	17,552	639,815
Omron Corp.	12,144	526,357
Ono Pharmaceutical Co. Ltd.	23,875	520,272
Oracle Corp. Japan	2,840	184,073
Oriental Land Co. Ltd.	13,244	895,847
ORIX Corp.	81,410	1,259,421
Osaka Gas Co. Ltd.	113,868	465,191
Otsuka Corp.	3,317	205,552
Otsuka Holdings Co. Ltd.	23,700	1,009,318
Panasonic Corp.	134,286	1,819,532
Park24 Co. Ltd.	6,300	159,972
Pola Orbis Holdings, Inc.	4,800	126,407
Rakuten, Inc.	54,700	642,929
Recruit Holdings Co. Ltd.	67,800	1,164,008
Resona Holdings, Inc.	133,859	736,091
Ricoh Co. Ltd.	40,180	354,377
Rinnai Corp.	2,084	193,994
Rohm Co. Ltd.	5,826	447,018
Ryohin Keikaku Co. Ltd.	1,500	374,350
Sankyo Co. Ltd.	2,798	94,780
Santen Pharmaceutical Co. Ltd.	24,455	331,357
SBI Holdings, Inc.	14,660	198,378
Secom Co. Ltd.	58,727	4,451,191
Sega Sammy Holdings, Inc.	10,375	139,471
Seibu Holdings, Inc.	11,500	212,363
Seiko Epson Corp.	16,000	355,492
Sekisui Chemical Co. Ltd.	25,014	447,238
Sekisui House Ltd.	35,670	627,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Seven & i Holdings Co. Ltd.	46,412	$1,909,711
Seven Bank Ltd.	42,600	152,258
Sharp Corp. (x)*	98,000	363,334
Shimadzu Corp.	15,140	287,791
Shimamura Co. Ltd.	1,246	152,433
Shimano, Inc.	4,536	717,049
Shimizu Corp.	36,910	390,841
Shin-Etsu Chemical Co. Ltd.	23,964	2,170,023
Shinsei Bank Ltd.	111,173	193,731
Shionogi & Co. Ltd.	18,407	1,024,311
Shiseido Co. Ltd.	59,222	2,102,980
Shizuoka Bank Ltd. (The)	29,724	268,236
Showa Shell Sekiyu KK	13,975	129,468
SMC Corp.	3,348	1,016,530
SoftBank Group Corp.	72,272	5,845,373
Sohgo Security Services Co. Ltd.	4,600	206,944
Sompo Holdings, Inc.	21,327	822,741
Sony Corp.	77,964	2,970,915
Sony Financial Holdings, Inc.	10,000	170,171
Stanley Electric Co. Ltd.	10,084	303,932
Start Today Co. Ltd.	11,100	272,874
Subaru Corp.	38,680	1,302,000
Sumitomo Chemical Co. Ltd.	101,158	581,001
Sumitomo Corp.	71,528	929,753
Sumitomo Dainippon Pharma Co. Ltd.	9,892	134,825
Sumitomo Electric Industries Ltd.	46,060	708,458
Sumitomo Heavy Industries Ltd.	33,784	222,573
Sumitomo Metal Mining Co. Ltd.	28,784	384,000
Sumitomo Mitsui Financial Group, Inc.	82,752	3,221,792
Sumitomo Mitsui Trust Holdings, Inc.	19,733	705,107
Sumitomo Realty & Development Co. Ltd.	22,526	693,955
Sumitomo Rubber Industries Ltd.	9,636	162,435
Sundrug Co. Ltd.	57,900	2,156,933
Suntory Beverage & Food Ltd.	9,000	417,693
Suruga Bank Ltd.	11,290	273,229
Suzuken Co. Ltd.	5,506	182,595
Suzuki Motor Corp.	21,336	1,011,077
Sysmex Corp.	8,900	530,954
T&D Holdings, Inc.	36,468	554,275
Taiheiyo Cement Corp.	70,000	254,545
Taisei Corp.	63,183	576,357
Taisho Pharmaceutical Holdings Co. Ltd.	2,371	180,236
Taiyo Nippon Sanso Corp.	10,000	112,114
Takashimaya Co. Ltd.	18,955	180,155
Takeda Pharmaceutical Co. Ltd.	43,823	2,224,365
TDK Corp.	7,171	471,160
Teijin Ltd.	11,050	212,305
Terumo Corp.	84,400	3,320,471
THK Co. Ltd.	8,308	234,892
Tobu Railway Co. Ltd.	64,991	354,207
Toho Co. Ltd.	7,846	241,362

Toho Gas Co. Ltd.	23,592	$171,578
Tohoku Electric Power Co., Inc.	28,859	398,984
Tokio Marine Holdings, Inc.	41,915	1,733,244
Tokyo Electric Power Co. Holdings, Inc.*	94,958	390,892
Tokyo Electron Ltd.	9,436	1,271,836
Tokyo Gas Co. Ltd.	118,711	616,696
Tokyo Tatemono Co. Ltd.	14,500	189,767
Tokyu Corp.	64,011	487,730
Tokyu Fudosan Holdings Corp.	28,992	171,155
Toppan Printing Co. Ltd.	33,910	371,435
Toray Industries, Inc.	337,674	2,822,982
Toshiba Corp. (x)*	246,683	596,119
Tosoh Corp.	36,000	368,402
TOTO Ltd.	50,133	1,912,163
Toyo Seikan Group Holdings Ltd.	11,704	197,295
Toyo Suisan Kaisha Ltd.	5,656	216,484
Toyoda Gosei Co. Ltd.	3,542	84,366
Toyota Industries Corp.	10,418	547,414
Toyota Motor Corp.	160,850	8,427,553
Toyota Tsusho Corp.	13,614	407,300
Trend Micro, Inc.	7,582	390,307
Tsuruha Holdings, Inc.	2,100	222,743
Unicharm Corp.	24,682	619,272
United Urban Investment Corp. (REIT)	178	254,003
USS Co. Ltd.	13,210	262,262
West Japan Railway Co.	9,900	698,523
Yahoo Japan Corp. (x)	92,200	400,852
Yakult Honsha Co. Ltd.	5,407	367,758
Yamada Denki Co. Ltd. (x)	39,220	194,574
Yamaguchi Financial Group, Inc.	11,763	141,919
Yamaha Corp.	11,079	382,187
Yamaha Motor Co. Ltd.	16,632	428,536
Yamato Holdings Co. Ltd.	47,536	962,976
Yamazaki Baking Co. Ltd.	8,071	160,667
Yaskawa Electric Corp.	16,140	341,670
Yokogawa Electric Corp.	15,303	245,038
Yokohama Rubber Co. Ltd. (The)	7,500	150,367

		233,820,126

Jersey (0.0%)
Randgold Resources Ltd.	5,765	510,962

Jordan (0.0%)
Hikma Pharmaceuticals plc (x)	8,836	169,174

Luxembourg (0.2%)
ArcelorMittal*	37,780	856,968
Eurofins Scientific SE	703	395,966
Millicom International Cellular SA (SDR)	4,337	256,162
RTL Group SA	2,688	202,964
SES SA (FDR)	23,645	554,301
Tenaris SA (x)	31,285	487,744

		2,754,105

Macau (0.0%)
MGM China Holdings Ltd.	66,800	148,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Wynn Macau Ltd.	112,400	$262,592

		411,123

Mexico (0.1%)
Fresnillo plc	14,164	274,136
Grupo Financiero Banorte SAB de CV, Class O	204,956	1,303,113
Grupo Financiero Inbursa SAB de CV, Class O	245,584	419,484

		1,996,733

Netherlands (3.7%)
ABN AMRO Group NV (CVA)§	130,169	3,450,689
Aegon NV	114,063	582,469
Akzo Nobel NV	69,590	6,047,802
Altice NV, Class A (x)*	22,770	525,336
Altice NV, Class B*	6,670	153,925
ASML Holding NV	23,003	2,997,735
Boskalis Westminster	5,120	166,282
EXOR NV	7,025	380,239
Gemalto NV	5,393	323,688
Heineken Holding NV	6,478	593,758
Heineken NV	43,551	4,234,517
ING Groep NV	236,477	4,078,392
Koninklijke Ahold Delhaize NV	79,746	1,524,711
Koninklijke DSM NV	11,193	813,579
Koninklijke KPN NV	209,124	669,022
Koninklijke Philips NV	228,068	8,099,870
Koninklijke Vopak NV	4,370	202,643
NN Group NV (x)	101,295	3,600,400
NXP Semiconductors NV*	21,181	2,318,260
Randstad Holding NV	6,670	389,439
Royal Dutch Shell plc, Class B	230,785	6,199,584
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	239,322	6,351,093
Royal Dutch Shell plc (London Stock Exchange), Class A	273,858	7,258,567
Wolters Kluwer NV	18,602	787,493

		61,749,493

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	303,685
Contact Energy Ltd.	44,088	168,323
Fletcher Building Ltd.	49,712	291,067
Mercury NZ Ltd.	46,716	113,655
Meridian Energy Ltd.	80,354	171,351
Ryman Healthcare Ltd.	17,319	105,211
Spark New Zealand Ltd.	119,348	330,592

		1,483,884

Norway (0.8%)
DNB ASA	310,726	5,284,994
Gjensidige Forsikring ASA	12,053	205,726
Marine Harvest ASA*	24,506	419,453
Norsk Hydro ASA	519,492	2,879,723
Orkla ASA	53,227	540,956
Schibsted ASA, Class A	3,133	75,654
Schibsted ASA, Class B	5,490	121,324

Statoil ASA	70,992	$1,176,858
Statoil ASA (ADR)	135,217	2,235,137
Telenor ASA	45,792	759,657
Yara International ASA	11,249	422,541

		14,122,023

Peru (0.1%)
Credicorp Ltd.	9,139	1,639,445

Portugal (0.1%)
EDP – Energias de Portugal SA	151,049	493,927
Galp Energia SGPS SA	27,345	413,981
Jeronimo Martins SGPS SA	17,817	347,776

		1,255,684

Singapore (1.1%)
Ascendas REIT (REIT)	134,766	255,485
CapitaLand Commercial Trust (REIT)	142,200	171,456
CapitaLand Ltd.	164,602	418,454
CapitaLand Mall Trust (REIT) (x)	171,267	245,689
City Developments Ltd.	16,680	129,999
ComfortDelGro Corp. Ltd. (x)	138,950	232,130
DBS Group Holdings Ltd.	629,960	9,490,009
Genting Singapore plc	366,738	289,022
Global Logistic Properties Ltd.	173,800	361,045
Golden Agri-Resources Ltd. (x)	271,013	73,819
Jardine Cycle & Carriage Ltd.	5,976	192,508
Keppel Corp. Ltd.	90,485	413,402
Oversea-Chinese Banking Corp. Ltd.	190,452	1,492,629
SATS Ltd.	43,300	160,714
Sembcorp Industries Ltd.	70,812	158,417
Singapore Airlines Ltd.	35,982	264,491
Singapore Exchange Ltd.	55,302	294,837
Singapore Press Holdings Ltd.	101,323	237,714
Singapore Technologies Engineering Ltd.	88,919	237,677
Singapore Telecommunications Ltd.	497,319	1,405,172
StarHub Ltd. (x)	45,724	90,336
Suntec REIT (REIT) (x)	136,500	185,404
United Overseas Bank Ltd.	82,821	1,390,827
UOL Group Ltd.	32,274	179,098
Wilmar International Ltd.	97,955	238,351

		18,608,685

South Africa (0.1%)
Investec plc	39,659	296,235
Mediclinic International plc	23,791	229,765
Mondi plc	23,626	619,742

		1,145,742

South Korea (0.6%)
Hyundai Mobis Co. Ltd.	10,485	2,291,002
NAVER Corp.	1,152	843,749
Samsung Electronics Co. Ltd.	3,599	7,477,012

		10,611,763

Spain (2.3%)
Abertis Infraestructuras SA	38,477	712,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ACS Actividades de Construccion y Servicios SA	14,447	$558,134
Aena SA§	3,982	777,033
Amadeus IT Group SA	164,785	9,852,751
Banco Bilbao Vizcaya Argentaria SA	412,106	3,419,540
Banco de Sabadell SA	343,818	698,599
Banco Santander SA	1,262,800	8,353,842
Bankia SA	70,494	340,738
Bankinter SA	41,539	382,634
CaixaBank SA	211,060	1,007,640
Distribuidora Internacional de Alimentacion SA	40,780	253,891
Enagas SA	14,109	395,613
Endesa SA	20,268	466,917
Ferrovial SA	29,741	660,181
Gamesa Corp. Technologica SA	14,594	311,618
Gas Natural SDG SA	20,367	476,642
Grifols SA	17,024	474,141
Iberdrola SA	355,905	2,818,243
Industria de Diseno Textil SA	67,213	2,580,150
Mapfre SA	75,130	262,406
Red Electrica Corp. SA	26,672	557,328
Repsol SA	71,145	1,088,861
Repsol SA*†	2,092	32,018
Telefonica SA	279,372	2,883,888

		39,365,620

Sweden (1.8%)
Alfa Laval AB	17,807	364,396
Assa Abloy AB, Class B	138,442	3,041,724
Atlas Copco AB, Class A	41,464	1,589,715
Atlas Copco AB, Class B	23,320	805,780
Boliden AB	17,544	478,755
Electrolux AB	14,460	473,893
Essity AB, Class B*	37,097	1,014,975
Getinge AB, Class B	136,140	2,664,722
Hennes & Mauritz AB, Class B	58,120	1,448,050
Hexagon AB, Class B	15,357	730,053
Husqvarna AB, Class B	24,111	239,544
ICA Gruppen AB	5,497	204,620
Industrivarden AB, Class C	9,665	231,739
Investor AB, Class B	28,513	1,374,088
Kinnevik AB, Class B	15,095	462,094
L E Lundbergforetagen AB, Class B	2,437	192,363
Lundin Petroleum AB*	12,949	249,152
Nordea Bank AB	187,159	2,381,503
Sandvik AB	65,698	1,033,269
Securitas AB, Class B	19,518	328,980
Skandinaviska Enskilda Banken AB, Class A	93,611	1,132,261
Skanska AB, Class B	22,368	530,744
SKF AB, Class B	24,167	489,668
Svenska Handelsbanken AB, Class A	92,779	1,328,136
Swedbank AB, Class A	56,344	1,373,037
Swedish Match AB	11,269	396,870
Tele2 AB, Class B	18,285	191,430
Telefonaktiebolaget LM Ericsson, Class B	383,111	2,739,853

Telefonaktiebolaget LM Ericsson (ADR)	185,796	$1,332,157
Telia Co. AB	160,084	737,078
Volvo AB, Class B	94,019	1,602,565

		31,163,214

Switzerland (7.6%)
ABB Ltd. (Registered)	122,024	3,013,378
Adecco Group AG (Registered)	10,090	767,088
Baloise Holding AG (Registered)	3,223	498,121
Barry Callebaut AG (Registered)*	128	175,935
Chocoladefabriken Lindt & Spruengli AG	64	371,092
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	418,292
Cie Financiere Richemont SA (Registered)	54,142	4,460,546
Coca-Cola HBC AG*	10,719	315,239
Credit Suisse Group AG (Registered)*	547,554	7,914,379
Credit Suisse Group AG (ADR)*	160,397	2,341,796
Dufry AG (Registered)*	2,158	353,553
EMS-Chemie Holding AG (Registered)	501	369,389
Geberit AG (Registered)	2,259	1,053,525
Givaudan SA (Registered)	564	1,128,118
Glencore plc*	748,792	2,800,959
Julius Baer Group Ltd.*	126,375	6,648,888
Kuehne + Nagel International AG (Registered)	3,452	575,993
LafargeHolcim Ltd. (Registered)*	28,313	1,621,007
Lonza Group AG (Registered)*	4,519	976,941
Nestle SA (Registered)	309,552	26,939,321
Novartis AG (Registered)	190,225	15,830,592
Novartis AG (ADR)	51,874	4,329,923
Pargesa Holding SA	1,595	121,342
Partners Group Holding AG	1,001	620,601
Roche Holding AG	83,138	21,172,489
Schindler Holding AG	2,611	552,479
Schindler Holding AG (Registered)	1,257	260,602
SGS SA (Registered)	333	806,368
Sika AG	307	1,972,177
Sonova Holding AG (Registered)	10,624	1,725,057
STMicroelectronics NV	39,871	572,421
Straumann Holding AG (Registered)	583	331,658
Swatch Group AG (The)	1,820	672,085
Swatch Group AG (The) (Registered)	3,496	255,391
Swiss Life Holding AG (Registered)*	1,936	653,342
Swiss Prime Site AG (Registered)*	4,460	405,116
Swiss Re AG	19,968	1,825,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Swisscom AG (Registered)	1,544	$745,030
UBS Group AG (Registered)*	395,944	6,705,736
Vifor Pharma AG	2,560	282,190
Wolseley plc	42,519	2,610,006
Zurich Insurance Group AG	9,275	2,699,606

		127,892,982

Taiwan (1.0%)
Advanced Semiconductor Engineering, Inc. (ADR)	463,320	2,923,549
Hon Hai Precision Industry Co. Ltd.	1,051,800	4,045,385
MediaTek, Inc.	105,000	899,162
Taiwan Semiconductor Manufacturing Co. Ltd.	515,000	3,529,832
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	143,807	5,027,493

		16,425,421

Turkey (0.1%)
Akbank TAS	761,871	2,122,053

United Kingdom (11.7%)
3i Group plc	59,939	704,560
Aberdeen Asset Management plc	61,799	243,080
Admiral Group plc	12,905	336,667
Anglo American plc*	199,547	2,661,376
Ashtead Group plc	138,314	2,862,537
Associated British Foods plc	21,391	817,990
AstraZeneca plc	125,548	8,396,751
Auto Trader Group plc§	54,055	267,535
Aviva plc	249,931	1,712,249
Babcock International Group plc	14,349	164,555
BAE Systems plc	197,530	1,629,824
Barclays plc	2,344,368	6,190,813
Barratt Developments plc	63,431	465,539
Berkeley Group Holdings plc	8,072	339,267
BP plc	1,197,441	6,905,940
British American Tobacco plc	114,128	7,780,132
British Land Co. plc (The) (REIT)	59,395	468,409
BT Group plc	524,241	2,012,546
Bunzl plc	20,677	616,176
Burberry Group plc	94,223	2,038,391
Capita plc	44,484	400,643
Centrica plc	338,117	881,642
CNH Industrial NV	64,805	733,879
Cobham plc	157,362	265,623
Coca-Cola European Partners plc	13,380	543,274
Compass Group plc	213,063	4,495,553
ConvaTec Group plc*§	71,676	297,987
Croda International plc	36,477	1,845,743
DCC plc	5,470	497,996
Diageo plc	430,070	12,706,881
Direct Line Insurance Group plc	88,920	411,602
Dixons Carphone plc	52,455	193,756
easyJet plc	10,806	191,269

Experian plc	126,398	$2,592,876
Fiat Chrysler Automobiles NV*	65,474	690,230
G4S plc	100,720	428,181
GKN plc	101,770	432,114
GlaxoSmithKline plc	300,453	6,400,120
Hammerson plc (REIT)	50,072	374,667
Hargreaves Lansdown plc	17,029	288,776
HSBC Holdings plc	1,822,207	16,891,014
IMI plc	16,758	260,826
Imperial Brands plc	131,987	5,928,194
Inmarsat plc	27,855	279,173
InterContinental Hotels Group plc	35,615	1,979,323
International Consolidated Airlines Group SA	38,942	309,075
Intertek Group plc	45,856	2,518,609
Intu Properties plc (REIT) (x)	55,546	194,683
ITV plc	1,217,261	2,875,955
J Sainsbury plc	82,144	269,290
Johnson Matthey plc	12,749	476,728
Kingfisher plc	137,042	536,720
Land Securities Group plc (REIT)	48,930	645,574
Legal & General Group plc	366,872	1,234,241
Lloyds Banking Group plc	4,374,442	3,768,891
London Stock Exchange Group plc	19,426	922,489
Marks & Spencer Group plc	104,596	454,058
Meggitt plc	51,019	316,899
Merlin Entertainments plc§	47,869	299,577
National Grid plc	214,217	2,655,588
Next plc	7,798	391,635
Old Mutual plc	293,860	740,215
Pagegroup plc	461,246	2,858,368
Pearson plc	54,075	487,023
Persimmon plc	18,201	531,486
Petrofac Ltd. (x)	14,822	85,328
Provident Financial plc	9,509	301,327
Prudential plc	315,852	7,244,427
Reckitt Benckiser Group plc	80,825	8,194,257
RELX NV	58,910	1,211,113
RELX plc	66,146	1,430,121
Rio Tinto Ltd. (x)	26,137	1,271,024
Rio Tinto plc	76,240	3,219,267
Rio Tinto plc (ADR) (x)	58,206	2,462,696
Rolls-Royce Holdings plc*	273,924	3,178,841
Royal Bank of Scotland Group plc*	209,401	674,199
Royal Mail plc	56,509	310,004
RSA Insurance Group plc	64,514	517,182
Sage Group plc (The)	62,023	555,779
Schroders plc	8,642	349,379
Segro plc (REIT)	60,070	382,741
Severn Trent plc	15,318	435,329
Sky plc	61,455	795,618
Smith & Nephew plc	117,520	2,028,097
Smiths Group plc	22,700	472,163
SSE plc	63,221	1,196,432
St James’s Place plc	33,464	515,177
Standard Chartered plc*	202,340	2,048,215
Standard Life plc	121,740	632,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Tate & Lyle plc	29,757	$256,571
Taylor Wimpey plc	201,177	461,684
Tesco plc*	502,812	1,105,450
Travis Perkins plc	15,405	291,935
Unilever NV (CVA)	99,609	5,497,290
Unilever plc	79,083	4,279,719
United Utilities Group plc	42,016	474,728
Vodafone Group plc	1,625,288	4,609,455
Weir Group plc (The)	14,103	317,958
Whitbread plc	47,149	2,436,103
Wm Morrison Supermarkets plc	126,652	397,878
Worldpay Group plc§	827,632	3,393,384
WPP plc	238,678	5,017,380

		197,163,848

United States (2.6%)
Accenture plc, Class A	34,898	4,316,185
Carnival Corp.	71,897	4,714,286
Carnival plc	11,169	738,991
Core Laboratories NV (x)	33,161	3,358,214
Everest Re Group Ltd.	15,030	3,826,488
ICON plc*	60,913	5,956,682
Invesco Ltd.	50,900	1,791,171
Mettler-Toledo International, Inc.*	5,075	2,986,840
Mobileye NV*	12,217	767,228
QIAGEN NV*	60,568	2,014,802
Shire plc	223,197	12,319,990
Taro Pharmaceutical Industries Ltd. (x)*	973	109,034
Yum China Holdings, Inc.*	20,246	798,300

		43,698,211

Total Common Stocks (79.7%) (Cost $1,024,903,349)		1,346,850,410

EXCHANGE TRADED FUNDS:
Deutsche X-trackers MSCI Japan Hedged Equity Fund (x)	85,050	3,311,847
iShares China Large-Cap Fund (x)	147,610	5,861,593
iShares Core MSCI EAFE Fund (x)	288,900	17,591,121
iShares Core MSCI Emerging Markets Fund	35,400	1,771,416
iShares Currency Hedged MSCI Japan Fund (x)	197,850	5,895,930
iShares Latin America 40 Fund (x)	61,147	1,851,531
iShares MSCI Australia Fund (x)	89,315	1,936,349
iShares MSCI Austria Capped Fund	83,537	1,774,326
iShares MSCI Belgium Capped Fund (x)	77,097	1,510,330
iShares MSCI BRIC Fund (x)	9,916	371,354
iShares MSCI Canada Fund	29,258	782,944
iShares MSCI EAFE Fund	334,566	21,813,703
iShares MSCI EAFE Small-Cap Fund	20,700	1,197,288
iShares MSCI France Fund (x)	136,567	3,927,667

iShares MSCI Germany Fund (x)	310,810	$9,408,219
iShares MSCI Hong Kong Fund (x)	10,677	250,162
iShares MSCI Indonesia Fund (x)	15,600	424,476
iShares MSCI Ireland Capped Fund (x)	21,700	944,818
iShares MSCI Israel Capped Fund (x)	31,500	1,711,710
iShares MSCI Italy Capped Fund (x)	300,224	8,346,227
iShares MSCI Japan Fund (x)	204,770	10,985,911
iShares MSCI Malaysia Fund (x)	11,464	363,523
iShares MSCI Mexico Capped Fund (x)	5,448	293,865
iShares MSCI Netherlands Fund (x)	28,293	818,517
iShares MSCI New Zealand Capped Fund	28,900	1,336,914
iShares MSCI Norway Capped Fund (x)	37,800	835,539
iShares MSCI Pacific ex Japan Fund (x)	63,692	2,833,020
iShares MSCI Poland Capped Fund	12,000	291,360
iShares MSCI Singapore Capped Fund (x)	51,963	1,227,366
iShares MSCI South Korea Capped Fund	3,600	244,116
iShares MSCI Spain Capped Fund (x)	129,421	4,250,186
iShares MSCI Sweden Capped Fund (x)	12,403	420,710
iShares MSCI Switzerland Capped Fund (x)	13,900	476,909
iShares MSCI Thailand Capped Fund (x)	3,868	301,549
iShares MSCI Turkey Fund (x)	8,084	335,567
iShares MSCI United Kingdom Fund (x)	33,200	1,106,556
SPDR EURO STOXX 50 Fund (x)	19,964	768,015
SPDR S&P Emerging Asia Pacific Fund (x)	33,879	3,098,912
Vanguard FTSE Developed Markets Fund	190,900	7,887,988
Vanguard FTSE Emerging Markets Fund	155,100	6,332,733
Vanguard FTSE Europe Fund (x)	672,800	37,098,192
Vanguard FTSE Pacific Fund	74,400	4,895,520
WisdomTree Japan Hedged Equity Fund	67,600	3,515,200

Total Exchange Traded Funds (10.7%) (Cost $152,659,329)		180,401,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/11/17* (Cost $12,002)	14,447	$11,551

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	9,222,142	9,224,908

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $5,500,518, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $5,610,001. (xx)	$5,500,000	5,500,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,800,280, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,856,006. (xx)	2,800,000	2,800,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $900,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,000,641. (xx)	900,000	900,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $10,251,324, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $11,396,191. (xx)	10,250,000	10,250,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	$5,000,000	$5,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $3,803,969, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,879,677. (xx)	3,803,604	3,803,604
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $4,000,360, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $4,080,021. (xx)	4,000,000	4,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,500,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,551,665. (xx)	2,500,000	2,500,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $8,101,811, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $8,267,394. (xx)	8,100,000	8,100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,100,219, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,143,398. (xx)	2,100,000	2,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $5,000,525, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $5,101,071. (xx)	$5,000,000	$5,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $2,000,423, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $2,000,223, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $7,140,012. (xx)	7,000,000	7,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $7,140,000. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		67,953,604

Total Short-Term Investments (4.6%) (Cost $77,178,509)		77,178,512

Total Investments (95.0%) (Cost $1,254,753,189)		1,604,441,652
Other Assets Less Liabilities (5.0%)		85,143,857

Net Assets (100%)		$1,689,585,509

*	Non-income producing.
†	Securities (totaling $32,018 or 0.0% of net assests) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $10,881,625 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $67,374,524. This was secured by cash collateral of $67,953,604 which was subsequently invested in joint repurchase agreements with a total value of $67,953,604, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,453,849 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 8/10/17 - 5/15/46.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$292,922,038	17.3%
Industrials	181,269,557	10.7
Exchange Traded Funds	180,401,179	10.7
Consumer Discretionary	174,116,381	10.3
Health Care	157,878,147	9.4
Consumer Staples	156,958,958	9.3
Information Technology	119,734,308	7.1
Materials	100,136,329	5.9
Repurchase Agreements	67,953,604	4.0
Energy	60,150,151	3.6
Telecommunication Services	42,659,102	2.5
Real Estate	32,386,485	1.9
Utilities	28,650,505	1.7
Investment Companies	9,224,908	0.6
Cash and Other	85,143,857	5.0

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$3,137,949	$—	$94,327	$3,269,217	$129,600	$26,570

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,556	September-17	$63,113,951	$60,975,230	$(2,138,721)
FTSE 100 Index	410	September-17	39,781,164	38,675,275	(1,105,889)
SPI 200 Index	142	September-17	15,572,247	15,413,465	(158,782)
TOPIX Index	266	September-17	37,891,250	38,111,491	220,241

					$(3,183,151)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Citibank NA	1,662	$1,275,953	$1,251,823	$24,130
British Pound vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	2,504	3,268,767	3,251,016	17,751
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	5,096	5,843,073	5,756,200	86,873
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Australia & New Zealand Banking Group Ltd.	401,451	3,580,602	3,662,693	(82,091)

					$46,663

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Citibank NA	453	$512,990	$519,561	$(6,571)

					$40,092

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 14,209,432, CAD 4,487, CHF 95,822, DKK 9,235, EUR 55,552,672, GBP 34,770,597, HKD 3,095, ILS 28,494, JPY 35,693,955, NOK 31,838, NZD 1,226, SEK 9,886 and SGD 55,653.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,295,778	$165,820,603	$—	$174,116,381
Consumer Staples	916,374	156,042,584	—	156,958,958
Energy	6,791,146	53,326,987	32,018	60,150,151
Financials	28,682,128	264,239,910	—	292,922,038
Health Care	17,825,920	140,052,227	—	157,878,147
Industrials	7,277,864	173,980,142	—	181,258,006
Information Technology	27,835,413	91,898,895	—	119,734,308
Materials	3,898,005	96,238,324	—	100,136,329
Real Estate	527,772	31,858,713	—	32,386,485
Telecommunication Services	1,687,993	40,971,109	—	42,659,102
Utilities	—	28,650,505	—	28,650,505
Exchange Traded Funds	180,401,179	—	—	180,401,179
Forward Currency Contracts	—	128,754	—	128,754
Futures	220,241	—	—	220,241
Rights
Industrials	—	11,551	—	11,551
Short-Term Investments
Investment Companies	9,224,908	—	—	9,224,908
Repurchase Agreements	—	67,953,604	—	67,953,604

Total Assets	$293,584,721	$1,311,173,908	$32,018	$1,604,790,647

Liabilities:
Forward Currency Contracts	$—	$(88,662)	$—	$(88,662)
Futures	(3,403,392)	—	—	(3,403,392)

Total Liabilities	$(3,403,392)	$(88,662)	$—	$(3,492,054)

Total	$290,181,329	$1,311,085,246	$32,018	$1,601,298,593

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$128,754
Equity contracts	Receivables, Net assets – Unrealized appreciation	220,241	*

		$348,995

	Liability Derivatives
Foreign exchange contracts	Payables	$(88,662)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,403,392	)*

		$(3,492,054)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$498,902	$498,902
Equity contracts	15,575,484	—	15,575,484

Total	$15,575,484	$498,902	$16,074,386

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$227,687	$227,687
Equity contracts	(6,989,075)	—	(6,989,075)

Total	$(6,989,075)	$227,687	$(6,761,388)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $13,652,000 and futures contracts with an average notional balance of approximately $145,975,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$86,873	$—	$—	$86,873
Citibank NA	24,130	(6,571)	—	17,559
Morgan Stanley	17,751	—	—	17,751

Total	$128,754	$(6,571)	$—	$122,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Australia & New Zealand Banking Group Ltd.	$82,091	$—	$—	$82,091
Citibank NA	6,571	(6,571)	—	—

Total	$88,662	$(6,571)	$—	$82,091

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,831,033
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$122,519,456

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,877,513
Aggregate gross unrealized depreciation	(81,250,208)

Net unrealized appreciation	$312,627,305

Federal income tax cost of investments	$1,291,814,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,390,184)	$3,269,217
Unaffiliated Issuers (Cost $1,184,409,401)	1,533,218,831
Repurchase Agreements (Cost $67,953,604)	67,953,604
Cash	1,870,751
Foreign cash (Cost $142,650,276)	140,466,392
Cash held as collateral at broker	8,555,870
Receivable for securities sold	6,563,013
Dividends, interest and other receivables	5,285,630
Receivable from Separate Accounts for Trust shares sold	173,414
Unrealized appreciation on forward foreign currency contracts	128,754
Security lending income receivable	106,495
Other assets	38,745

Total assets	1,767,630,716

LIABILITIES
Payable for return of collateral on securities loaned	67,953,604
Payable for securities purchased	7,095,800
Due to broker for futures variation margin	1,052,013
Investment management fees payable	839,952
Payable to Separate Accounts for Trust shares redeemed	259,651
Distribution fees payable – Class IB	252,349
Administrative fees payable	173,142
Unrealized depreciation on forward foreign currency contracts	88,662
Trustees’ fees payable	39,866
Distribution fees payable – Class IA	4,498
Accrued expenses	285,670

Total liabilities	78,045,207

NET ASSETS	$1,689,585,509

Net assets were comprised of:
Paid in capital	$1,637,772,095
Accumulated undistributed net investment income (loss)	13,508,801
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(306,089,988)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	344,394,601

Net assets	$1,689,585,509

Class IA
Net asset value, offering and redemption price per share, $21,690,066 / 2,072,318 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

Class IB
Net asset value, offering and redemption price per share, $1,218,336,234 / 116,266,639 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

Class K
Net asset value, offering and redemption price per share, $449,559,209 / 42,791,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.51

(x)	Includes value of securities on loan of $67,374,524.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($129,600 of dividend income received from affiliates) (net of $2,476,399 foreign withholding tax)	$27,309,330
Securities lending (net)	568,450

Total income	27,877,780

EXPENSES
Investment management fees	4,848,897
Distribution fees – Class IB	1,457,507
Administrative fees	1,002,411
Custodian fees	186,414
Professional fees	85,799
Printing and mailing expenses	61,173
Distribution fees – Class IA	25,720
Trustees’ fees	18,888
Miscellaneous	69,016

Total expenses	7,755,825

NET INVESTMENT INCOME (LOSS)	20,121,955

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($26,570 of realized gain (loss) from affiliates)	13,596,085
Futures	15,575,484
Foreign currency transactions	394,283

Net realized gain (loss)	29,565,852

Change in unrealized appreciation (depreciation) on:
Investments ($225,595 of change in unrealized appreciation (depreciation) from affiliates)	174,563,073
Futures	(6,989,075)
Foreign currency translations	8,719,372

Net change in unrealized appreciation (depreciation)	176,293,370

NET REALIZED AND UNREALIZED GAIN (LOSS)	205,859,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$225,981,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,121,955	$28,936,692
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	29,565,852	(48,610,714)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	176,293,370	19,966,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	225,981,177	292,404

DIVIDENDS:
Dividends from net investment income
Class IA	—	(56,586)
Class IB	—	(3,239,431)
Class K	—	(2,218,944)

TOTAL DIVIDENDS	—	(5,514,961)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 82,611 and 178,703 shares, respectively ]	802,991	1,583,475
Capital shares issued in reinvestment of dividends [ 0 and 6,236 shares, respectively ]	—	56,586
Capital shares repurchased [ (129,666) and (408,905) shares, respectively ]	(1,280,380)	(3,624,006)

Total Class IA transactions	(477,389)	(1,983,945)

Class IB
Capital shares sold [ 2,134,841 and 2,524,162 shares, respectively ]	21,148,000	22,240,524
Capital shares issued in reinvestment of dividends [ 0 and 356,623 shares, respectively ]	—	3,239,431
Capital shares repurchased [ (8,156,042) and (14,603,276) shares, respectively ]	(80,453,672)	(129,808,288)

Total Class IB transactions	(59,305,672)	(104,328,333)

Class K
Capital shares sold [ 274,357 and 442,609 shares, respectively ]	2,703,343	3,879,360
Capital shares issued in reinvestment of dividends [ 0 and 243,981 shares, respectively ]	—	2,218,944
Capital shares repurchased [ (2,430,800) and (5,876,964) shares, respectively ]	(23,950,482)	(52,208,502)

Total Class K transactions	(21,247,139)	(46,110,198)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(81,030,200)	(152,422,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,950,977	(157,645,033)
NET ASSETS:
Beginning of period	1,544,634,532	1,702,279,565

End of period (a)	$1,689,585,509	$1,544,634,532

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,508,801	$(6,613,154)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.11		$9.11	$9.53	$10.31	$8.85	$7.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	##	0.16	0.14	0.10	0.09	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.24		(0.13)	(0.55)	(0.74)	1.45	1.15

Total from investment operations	1.36		0.03	(0.41)	(0.64)	1.54	1.26

Less distributions:
Dividends from net investment income	—		(0.03)	(0.01)	(0.14)	(0.08)	(0.13)

Net asset value, end of period	$10.47		$9.11	$9.11	$9.53	$10.31	$8.85

Total return (b)	14.93%		0.29%	(4.35)%	(6.26)%	17.49%	16.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,690		$19,301	$21,358	$22,638	$11,118	$10,531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%		1.03%	1.01%	1.04%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%		1.03%	1.01%	1.04%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%		1.04%	1.02%	1.04%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.43	%(aa)	1.76%	1.44%	0.97%	0.97%	1.33%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.43	%(aa)	1.76%	1.44%	0.97%	0.97%	1.33%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.43	%(aa)	1.75%	1.44%	0.97%	0.97%	1.33%
Portfolio turnover rate (z)^	4%		14%	11%	10%	15%	3%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.12		$9.12	$9.54	$10.32	$8.86	$7.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	##	0.16	0.14	0.15	0.08	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.24		(0.13)	(0.55)	(0.79)	1.46	1.15

Total from investment operations	1.36		0.03	(0.41)	(0.64)	1.54	1.26

Less distributions:
Dividends from net investment income	—		(0.03)	(0.01)	(0.14)	(0.08)	(0.13)

Net asset value, end of period	$10.48		$9.12	$9.12	$9.54	$10.32	$8.86

Total return (b)	14.91%		0.29%	(4.34)%	(6.25)%	17.47%	16.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,218,336		$1,114,970	$1,222,810	$1,388,764	$1,566,557	$800,489
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%		1.03%	1.01%	1.03%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%		1.03%	1.01%	1.03%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%		1.04%	1.02%	1.03%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.42	%(bb)	1.76%	1.45%	1.49%	0.84%	1.34%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.42	%(bb)	1.76%	1.45%	1.49%	0.85%	1.34%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.42	%(bb)	1.76%	1.45%	1.49%	0.84%	1.34%
Portfolio turnover rate (z)^	4%		14%	11%	10%	15%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.13		$9.14	$9.53	$10.31	$8.85	$7.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	##	0.18	0.17	0.16	0.12	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.25		(0.14)	(0.55)	(0.78)	1.45	1.15

Total from investment operations	1.38		0.04	(0.38)	(0.62)	1.57	1.28

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	(0.16)	(0.11)	(0.15)

Net asset value, end of period	$10.51		$9.13	$9.14	$9.53	$10.31	$8.85

Total return (b)	15.12%		0.43%	(4.03)%	(6.02)%	17.78%	16.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$449,559		$410,363	$458,112	$521,809	$393,771	$376,185
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78%		0.78%	0.76%	0.78%	0.80%	0.80%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.78%		0.78%	0.76%	0.78%	0.80%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%		0.79%	0.77%	0.78%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.67	%(cc)	2.02%	1.70%	1.56%	1.22%	1.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.67	%(cc)	2.02%	1.70%	1.56%	1.22%	1.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.67	%(cc)	2.01%	1.70%	1.56%	1.22%	1.60%
Portfolio turnover rate (z)^	4%		14%	11%	10%	15%	3%
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.12 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 2.12% after waivers and reimbursements, 2.12% after waivers, reimbursements and fees paid indirectly and 2.12% before waivers and reimbursements.
(ac)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 2.11% after waivers and reimbursements, 2.11% after waivers, reimbursements and fees paid indirectly and 2.11% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.36% after waivers and reimbursements, 2.36% after waivers, reimbursements and fees paid indirectly and 2.36% before waivers and reimbursements.

See Notes to Financial Statements.

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$178,621,342	17.7%
Consumer Discretionary	121,044,046	12.0
Consumer Staples	118,732,486	11.8
Industrials	117,491,121	11.6
Health Care	114,166,800	11.3
Materials	65,163,724	6.5
Information Technology	55,305,045	5.5
Energy	49,006,134	4.9
Telecommunication Services	40,413,340	4.0
Real Estate	24,346,374	2.4
Utilities	22,514,181	2.2
Repurchase Agreements	9,719,105	1.0
Investment Companies	4,557,845	0.4
Cash and Other	87,250,343	8.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,135.18	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.75	5.09
Class IB
Actual	1,000.00	1,135.18	5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.75	5.09
Class K
Actual	1,000.00	1,136.56	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.99	3.84

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.02%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.0%)
Abacus Property Group (REIT)	1	$3
Adelaide Brighton Ltd.	19,241	83,260
AGL Energy Ltd.	37,964	744,068
ALS Ltd.	35,278	202,004
Alumina Ltd. (x)	140,781	207,752
Amcor Ltd.	61,702	768,746
AMP Ltd. (x)	157,373	627,766
Ansell Ltd.	7,597	138,561
APA Group	63,548	447,890
ARB Corp. Ltd. (x)	3,357	40,535
Ardent Leisure Group (x)	20,240	29,246
Aristocrat Leisure Ltd.	35,318	612,401
Asaleo Care Ltd.	11,662	13,176
ASX Ltd.	10,768	443,692
Aurizon Holdings Ltd.	115,486	475,767
AusNet Services	81,811	109,097
Australia & New Zealand Banking Group Ltd.	152,958	3,376,424
Automotive Holdings Group Ltd. (x)	903	2,325
Aveo Group	16,815	35,929
Bank of Queensland Ltd. (x)	12,653	111,352
Beach Energy Ltd. (x)	53,100	23,467
Bendigo & Adelaide Bank Ltd. (x)	19,828	168,857
BHP Billiton Ltd.	157,700	2,821,727
BHP Billiton plc	140,703	2,155,121
BlueScope Steel Ltd.	30,228	306,911
Boral Ltd.	63,074	336,927
Brambles Ltd.	83,287	622,860
Breville Group Ltd.	5,221	41,934
BWP Trust (REIT) (x)	26,350	60,353
Caltex Australia Ltd.	13,528	328,669
carsales.com Ltd. (x)	14,419	127,670
Challenger Ltd.	36,965	379,007
Charter Hall Group (REIT)	16,050	67,848
Charter Hall Retail REIT (REIT) (x)	14,347	44,880
CIMIC Group Ltd.	5,015	149,710
Cleanaway Waste Management Ltd.	114,822	121,347
Coca-Cola Amatil Ltd.	20,368	144,494
Cochlear Ltd.	3,590	428,929
Commonwealth Bank of Australia	90,597	5,766,296
Computershare Ltd.	32,745	355,873
Corporate Travel Management Ltd.	3,875	68,323
Cromwell Property Group (REIT) (x)	12,599	9,199
Crown Resorts Ltd. (x)	24,532	231,543
CSL Ltd.	24,716	2,622,117
CSR Ltd.	34,360	111,710
Dexus (REIT)	48,336	352,192
Domino’s Pizza Enterprises Ltd.	3,712	148,587
Downer EDI Ltd.	39,493	194,571
DuluxGroup Ltd.	16,116	85,964
Estia Health Ltd.	7,359	$17,251
Evolution Mining Ltd.	75,322	139,521
Fairfax Media Ltd.	153,337	129,640
FlexiGroup Ltd.	8,527	11,961
Flight Centre Travel Group Ltd. (x)	3,640	107,152
Fortescue Metals Group Ltd.	85,182	341,758
G8 Education Ltd.	27,893	77,393
Genworth Mortgage Insurance Australia Ltd.	2,036	4,585
Goodman Group (REIT)	92,754	561,058
GPT Group (The) (REIT) (x)	90,714	333,972
GrainCorp Ltd., Class A	7,979	58,076
Greencross Ltd.	7,100	33,015
GUD Holdings Ltd.	4,390	43,560
GWA Group Ltd.	18,054	43,710
Harvey Norman Holdings Ltd. (x)	29,571	86,822
Healthscope Ltd. (x)	61,077	103,746
HT&E Ltd. (x)	8,169	16,576
Iluka Resources Ltd.	22,492	150,054
Incitec Pivot Ltd. (x)	90,163	236,311
Independence Group NL	24,767	59,963
Insurance Australia Group Ltd. (x)	133,706	696,756
Investa Office Fund (REIT)	33,254	112,204
InvoCare Ltd.	6,750	76,264
IOOF Holdings Ltd.	16,411	123,612
IRESS Ltd. (x)	6,640	64,763
Japara Healthcare Ltd. (x)	16,654	26,881
JB Hi-Fi Ltd. (x)	5,712	102,600
LendLease Group	33,990	434,976
Macquarie Atlas Roads Group (x)	34,650	149,405
Macquarie Group Ltd.	18,078	1,229,685
Magellan Financial Group Ltd.	9,442	209,295
Mayne Pharma Group Ltd. (x)*	66,947	55,829
McMillan Shakespeare Ltd.	2,381	24,523
Medibank Pvt Ltd.	140,926	303,284
Metcash Ltd. (x)*	53,616	98,902
Mineral Resources Ltd.	9,297	77,531
Mirvac Group (REIT)	198,373	324,760
Monadelphous Group Ltd.	4,750	51,075
Myer Holdings Ltd. (x)	40,779	26,171
National Australia Bank Ltd.	140,743	3,200,900
Navitas Ltd. (x)	20,680	77,089
Newcrest Mining Ltd.	43,292	670,808
Nine Entertainment Co. Holdings Ltd.	43,128	45,745
Northern Star Resources Ltd.	38,712	141,332
Nufarm Ltd.	11,910	88,153
Oil Search Ltd.	61,664	323,234
Orica Ltd.	20,575	327,032
Origin Energy Ltd.*	93,384	492,376
Orora Ltd.	83,338	183,193
OZ Minerals Ltd.	18,845	107,328
Pact Group Holdings Ltd. (x)	11,437	52,655
Perpetual Ltd. (x)	2,833	121,654
Platinum Asset Management Ltd. (x)	15,920	56,653
Premier Investments Ltd. (x)	5,965	58,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Primary Health Care Ltd.	27,634	$77,312
Qantas Airways Ltd.	119,737	526,411
QBE Insurance Group Ltd.	76,287	692,470
Qube Holdings Ltd. (x)	31,841	64,364
Ramsay Health Care Ltd.	8,303	469,692
REA Group Ltd. (x)	3,878	197,914
Regis Healthcare Ltd. (x)	8,255	24,935
Regis Resources Ltd.	24,410	70,919
Retail Food Group Ltd. (x)	7,021	25,363
Sandfire Resources NL	5,890	25,578
Santos Ltd.*	89,919	209,409
Scentre Group (REIT)	274,589	854,749
SEEK Ltd. (x)	22,102	287,260
Seven Group Holdings Ltd.	6,490	54,571
Seven West Media Ltd.	103,318	56,778
Shopping Centres Australasia Property Group (REIT)	15,034	25,306
Sigma Healthcare Ltd.	76,540	52,652
Sirtex Medical Ltd.	3,230	40,342
Sonic Healthcare Ltd.	23,019	428,510
South32 Ltd.	272,984	562,306
Southern Cross Media Group Ltd.	37,539	35,921
Spark Infrastructure Group (x)	92,555	186,381
Spotless Group Holdings Ltd.	43,610	38,546
Star Entertainment Grp Ltd. (The) (x)	52,781	204,866
Steadfast Group Ltd.	38,427	78,563
Stockland (REIT)	124,591	419,432
Suncorp Group Ltd.	64,735	737,374
Super Retail Group Ltd. (x)	5,904	37,210
Sydney Airport	127,761	696,217
Syrah Resources Ltd. (x)*	12,091	25,742
Tabcorp Holdings Ltd.	50,814	170,673
Tatts Group Ltd.	76,382	245,396
Technology One Ltd. (x)	11,605	51,377
Telstra Corp. Ltd.	621,141	2,052,858
TPG Telecom Ltd. (x)	22,358	97,951
Transurban Group	119,530	1,088,668
Treasury Wine Estates Ltd.	43,498	439,973
Vicinity Centres (REIT)	188,468	372,281
VIRGIN AUST*†	96,120	—
Virtus Health Ltd.	4,442	18,368
Vocus Group Ltd. (x)	29,370	76,074
Wesfarmers Ltd. (x)	58,035	1,789,581
Western Areas Ltd. (x)*	22,353	36,251
Westfield Corp. (REIT) (x)	94,272	581,833
Westpac Banking Corp.	176,190	4,131,653
Whitehaven Coal Ltd.*	29,544	65,171
Woodside Petroleum Ltd. (x)	36,592	840,082
Woolworths Ltd.	65,771	1,291,088
WorleyParsons Ltd.*	12,984	111,970

		60,106,301

Belgium (1.4%)
Anheuser-Busch InBev SA/NV	128,083	14,147,706

Brazil (0.1%)
Ambev SA (Preference) (q)	66,100	366,923
Ambev SA (ADR)	66,109	362,938

		729,861

Canada (0.1%)
Barrick Gold Corp.	87,914	$1,398,712

Chile (0.0%)
Antofagasta plc	28,783	299,720

China (0.8%)
Alibaba Group Holding Ltd. (ADR)*	56,962	8,025,946

Colombia (1.2%)
Bancolombia SA (ADR)	91,166	4,061,445
Cementos Argos SA	636,722	2,473,774
Grupo Argos SA	325,165	2,238,555
Grupo Argos SA (Preference) (q)	92,635	593,961
Grupo Aval Acciones y Valores SA (ADR)	106,020	877,845
Grupo de Inversiones Suramericana SA	162,351	2,105,379
Grupo de Inversiones Suramericana SA (Preference) (q)	2,202	27,949

		12,378,908

Denmark (0.6%)
Novo Nordisk A/S, Class B	138,263	5,920,991

Finland (0.4%)
Nokia OYJ	593,087	3,627,447

France (13.7%)
Air Liquide SA	38,598	4,769,965
Airbus SE	57,882	4,759,915
AXA SA‡	204,151	5,584,447
BNP Paribas SA	102,990	7,417,749
Cie de Saint-Gobain	45,781	2,446,069
Cie Generale des Etablissements Michelin	47,096	6,261,237
Danone SA	63,690	4,787,252
Engie SA	167,411	2,526,820
Essilor International SA	73,973	9,411,992
Hermes International	1,148	567,286
JCDecaux SA (x)	59,315	1,945,683
L’Oreal SA	51,828	10,797,232
LVMH Moet Hennessy Louis Vuitton SE	24,987	6,230,042
Orange SA	199,828	3,170,164
Pernod Ricard SA	46,111	6,175,051
Safran SA	36,454	3,340,867
Sanofi	108,278	10,358,575
Schneider Electric SE*	126,901	9,750,112
Societe Generale SA	81,291	4,373,999
TOTAL SA	225,859	11,166,009
Unibail-Rodamco SE (REIT)	33,623	8,473,514
Vinci SA	51,100	4,361,532
Vivendi SA	413,058	9,194,879

		137,870,391

Germany (11.3%)
adidas AG	15,000	2,873,935
Allianz SE (Registered)	69,382	13,661,778
BASF SE	84,549	7,830,670
Bayer AG (Registered)	135,832	17,561,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke AG	32,051	$2,975,421
Daimler AG (Registered)	91,746	6,640,396
Deutsche Bank AG (Registered)	208,101	3,690,022
Deutsche Boerse AG	13,798	1,456,482
Deutsche Post AG (Registered)	100,021	3,749,323
Deutsche Telekom AG (Registered)	321,647	5,775,042
E.ON SE	202,389	1,906,596
Fresenius SE & Co. KGaA	98,736	8,464,615
Linde AG	29,372	5,562,131
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,620	3,149,720
SAP SE	142,203	14,853,049
Siemens AG (Registered)	78,245	10,755,382
TUI AG	28,009	408,215
Volkswagen AG (Preference) (q)	17,769	2,706,320

		114,021,003

Ireland (0.5%)
CRH plc	128,343	4,552,847
James Hardie Industries plc (CHDI) (x)	24,166	380,767

		4,933,614

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)	117,380	3,899,364

Italy (1.2%)
Enel SpA	675,971	3,624,051
Eni SpA	261,080	3,924,214
Intesa Sanpaolo SpA	1,484,718	4,707,459

		12,255,724

Japan (18.3%)
77 Bank Ltd. (The)	1,000	4,917
A&A Material Corp.	2,000	2,205
A&D Co. Ltd.	1,200	4,822
ABC-Mart, Inc.	500	29,384
Accretive Co. Ltd.	1,000	3,627
Achilles Corp.	1,000	16,759
Acom Co. Ltd.*	24,100	109,920
Adastria Co. Ltd.	2,060	57,327
ADEKA Corp.	5,100	77,537
Advan Co. Ltd.	1,400	14,215
Advanex, Inc.	200	2,975
Advantest Corp. (x)	5,600	95,694
Aeon Co. Ltd.	31,999	485,639
Aeon Delight Co. Ltd.	1,400	45,246
Aeon Fantasy Co. Ltd.	400	11,505
AEON Financial Service Co. Ltd.	4,900	103,598
Aeon Hokkaido Corp.	900	4,857
Aeon Mall Co. Ltd.	5,960	117,213
AGORA Hospitality Group Co. Ltd.*	5,000	1,556
Ai Holdings Corp.	2,100	56,479
Aica Kogyo Co. Ltd.	3,700	112,505
Aichi Bank Ltd. (The)	400	22,512
Aichi Corp.	2,100	$14,563
Aichi Steel Corp.	600	23,659
Aichi Tokei Denki Co. Ltd.	100	3,374
Aida Engineering Ltd.	3,300	31,540
Aiful Corp.*	20,300	73,999
Aigan Co. Ltd.	900	1,728
Ain Holdings, Inc.	1,000	72,194
Aiphone Co. Ltd.	800	14,026
Air Water, Inc.	6,000	110,104
Airport Facilities Co. Ltd.	1,200	6,508
Airtech Japan Ltd.	300	2,227
Aisan Industry Co. Ltd.	1,500	11,843
Aisin Seiki Co. Ltd.	7,748	396,097
Ajinomoto Co., Inc.	14,000	302,032
Akebono Brake Industry Co. Ltd.*	5,700	17,839
Akita Bank Ltd. (The)	8,000	23,614
Alconix Corp.	400	6,995
Alfresa Holdings Corp.	8,000	154,132
Alpen Co. Ltd.	700	12,466
Alpha Corp.	300	6,135
Alpha Systems, Inc.	360	7,339
Alpine Electronics, Inc.	2,400	35,869
Alps Electric Co. Ltd.	7,200	207,406
Altech Co. Ltd.	500	1,005
Altech Corp.	500	16,337
Amada Holdings Co. Ltd.	13,000	150,024
Amano Corp.	3,400	70,705
Amuse, Inc.	600	16,324
ANA Holdings, Inc.	99,000	343,628
Anest Iwata Corp.	2,000	18,297
Anritsu Corp.	5,000	45,077
AOI TYO Holdings, Inc.	500	4,930
AOKI Holdings, Inc.	2,200	27,873
Aomori Bank Ltd. (The)	9,000	31,847
Aoyama Trading Co. Ltd.	1,600	56,973
Aozora Bank Ltd.	39,000	148,406
Arakawa Chemical Industries Ltd.	1,000	17,115
Araya Industrial Co. Ltd.	2,000	3,396
Arcland Sakamoto Co. Ltd.	1,400	18,783
Arcs Co. Ltd.	1,500	32,421
Argo Graphics, Inc.	400	9,211
Ariake Japan Co. Ltd.	1,100	76,577
Arisawa Manufacturing Co. Ltd.	2,000	15,346
Arrk Corp.*	4,200	4,369
As One Corp.	800	37,342
Asahi Co. Ltd.	500	5,832
Asahi Diamond Industrial Co. Ltd.	4,000	29,340
Asahi Glass Co. Ltd.	4,800	201,858
Asahi Group Holdings Ltd.	13,300	499,955
Asahi Kasei Corp.	51,000	547,522
Asahi Kogyosha Co. Ltd.	200	5,335
Asahi Net, Inc.	1,000	4,570
ASAHI YUKIZAI Corp.	4,000	8,820
Asanuma Corp.	4,000	11,523
Asatsu-DK, Inc.	2,000	49,949
Ashimori Industry Co. Ltd.	3,000	8,002
Asics Corp.	7,500	138,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ASKA Pharmaceutical Co. Ltd.	1,000	$14,981
ASKUL Corp. (x)	900	27,646
Astellas Pharma, Inc.	75,000	916,537
Asunaro Aoki Construction Co. Ltd.	500	3,765
Atsugi Co. Ltd.	11,000	11,834
Autobacs Seven Co. Ltd.	100	1,622
Avex Group Holdings, Inc.	2,300	30,776
Awa Bank Ltd. (The)	10,000	67,926
Axell Corp.	400	2,799
Axial Retailing, Inc.	700	26,668
Azbil Corp.	2,300	87,317
Azuma Shipping Co. Ltd.	600	2,337
Bandai Namco Holdings, Inc.	8,600	292,847
Bando Chemical Industries Ltd.	2,000	19,773
Bank of Iwate Ltd. (The)	800	31,865
Bank of Kyoto Ltd. (The)	16,000	150,789
Bank of Nagoya Ltd. (The)	1,099	41,429
Bank of Okinawa Ltd. (The)	1,080	43,786
Bank of Saga Ltd. (The)	7,000	16,181
Bank of the Ryukyus Ltd.	2,500	36,541
Belc Co. Ltd.	600	29,873
Belluna Co. Ltd.	3,000	35,795
Benesse Holdings, Inc.	2,400	90,473
Bic Camera, Inc. (x)	3,000	31,794
BML, Inc.	1,400	27,197
Bookoff Corp.	700	4,917
BP Castrol KK	500	8,335
Bridgestone Corp.	24,700	1,062,885
Brother Industries Ltd.	9,700	223,624
Bunka Shutter Co. Ltd.	3,000	22,965
CAC Holdings Corp.	700	6,541
Calbee, Inc.	3,500	137,386
Can Do Co. Ltd.	1,000	15,008
Canare Electric Co. Ltd.	100	2,190
Canon Electronics, Inc.	1,100	22,484
Canon Marketing Japan, Inc.	2,300	52,268
Canon, Inc.	34,300	1,163,715
Capcom Co. Ltd.	2,600	61,559
Carlit Holdings Co. Ltd.	1,000	5,299
Casio Computer Co. Ltd.	8,700	133,584
Cawachi Ltd.	800	19,325
Central Glass Co. Ltd.	12,000	51,531
Central Japan Railway Co.	5,900	960,471
Central Security Patrols Co. Ltd.	500	8,980
Central Sports Co. Ltd.	400	16,004
Chiba Bank Ltd. (The)	31,000	224,352
Chiba Kogyo Bank Ltd. (The)	2,300	12,065
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,723
Chino Corp.	400	4,424
Chiyoda Co. Ltd.	1,600	41,865
Chiyoda Corp. (x)	9,000	52,892
Chiyoda Integre Co. Ltd.	400	7,920
Chofu Seisakusho Co. Ltd.	1,200	28,561
Chori Co. Ltd.	800	14,894
Chubu Electric Power Co., Inc.	25,400	337,048
Chubu Shiryo Co. Ltd.	1,200	15,801
Chudenko Corp.	2,000	51,763
Chuetsu Pulp & Paper Co. Ltd.	4,000	8,393
Chugai Pharmaceutical Co. Ltd.	6,800	$254,225
Chugai Ro Co. Ltd.	4,000	7,931
Chugoku Bank Ltd. (The)	8,000	119,493
Chugoku Electric Power Co., Inc. (The)	11,600	127,783
Chugoku Marine Paints Ltd.	3,000	23,045
Chugokukogyo Co. Ltd.	100	665
Chukyo Bank Ltd. (The)	500	10,189
Chuo Spring Co. Ltd.	1,000	3,058
CI Takiron Corp.	3,000	15,924
Ci:z Holdings Co. Ltd.	2,000	75,395
Citizen Watch Co. Ltd.	100	701
CKD Corp.	3,400	51,722
Clarion Co. Ltd.	6,000	22,778
Cleanup Corp.	1,200	9,229
CMIC Holdings Co. Ltd.	400	5,502
CMK Corp.	2,400	19,844
Coca-Cola Bottlers Japan, Inc.	4,373	126,359
cocokara fine, Inc.	1,100	54,279
COLOPL, Inc. (x)	1,700	17,200
Colowide Co. Ltd. (x)	4,000	68,068
Computer Engineering & Consulting Ltd.	800	15,356
Computer Institute of Japan Ltd.	1,200	6,060
COMSYS Holdings Corp.	3,400	69,920
Concordia Financial Group Ltd.	51,246	258,155
CONEXIO Corp.	1,000	17,177
Core Corp.	400	5,331
Corona Corp.	500	5,063
Cosel Co. Ltd. (x)	1,800	22,101
Cosmo Energy Holdings Co. Ltd.	1,500	23,619
Cosmos Pharmaceutical Corp.	500	97,266
Create Medic Co. Ltd.	300	2,603
Create SD Holdings Co. Ltd.	1,500	34,634
Credit Saison Co. Ltd.	7,300	142,398
Cresco Ltd.	300	9,922
CTI Engineering Co. Ltd.	700	7,120
CyberAgent, Inc.	4,600	142,529
Cybernet Systems Co. Ltd.	1,000	6,321
Cybozu, Inc.	2,000	8,998
Dai Nippon Printing Co. Ltd.	21,000	233,012
Dai Nippon Toryo Co. Ltd.	7,000	19,044
Daibiru Corp.	3,600	37,384
Daicel Corp.	5,200	64,587
Dai-Dan Co. Ltd.	1,000	11,736
Daido Kogyo Co. Ltd.	2,000	5,477
Daido Metal Co. Ltd.	1,000	9,042
Daido Steel Co. Ltd.	12,000	69,029
Daidoh Ltd.	1,600	6,288
Daifuku Co. Ltd.	5,000	149,144
Daihen Corp.	6,000	47,104
Daiho Corp.	4,000	18,991
Daiichi Jitsugyo Co. Ltd.	2,000	10,918
Dai-ichi Life Holdings, Inc.	48,400	872,039
Daiichi Sankyo Co. Ltd.	22,600	531,871
Daiken Corp.	1,000	21,463
Daiken Medical Co. Ltd.	400	2,856
Daiki Aluminium Industry Co. Ltd.	2,000	11,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Daikin Industries Ltd.	10,800	$1,101,365
Daikoku Denki Co. Ltd.	500	7,664
Daikyo, Inc.	10,000	20,360
Dainichi Co. Ltd.	600	4,188
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,000	31,651
Daio Paper Corp. (x)	5,000	67,348
Daiohs Corp.	200	2,258
Daisan Bank Ltd. (The)	700	10,667
Daiseki Co. Ltd.	1,900	42,164
Daishi Bank Ltd. (The)	16,000	73,545
Daisue Construction Co. Ltd.	400	3,645
Daisyo Corp.	600	9,586
Daito Bank Ltd. (The)	7,000	10,144
Daito Trust Construction Co. Ltd.	3,300	513,301
Daitobo Co. Ltd.*	1,000	667
Daitron Co. Ltd.	500	5,681
Daiwa House Industry Co. Ltd.	27,500	938,386
Daiwa Industries Ltd.	1,000	10,891
Daiwa Securities Group, Inc.	51,000	301,896
Daiwabo Holdings Co. Ltd.	14,100	49,016
Daiyu Lic Holdings Co. Ltd.	111	782
Danto Holdings Corp.*	1,000	1,325
DCM Holdings Co. Ltd. (x)	5,800	50,794
DeNA Co. Ltd.	4,000	89,478
Denka Co. Ltd.	13,000	66,922
Denki Kogyo Co. Ltd.	3,000	15,417
Denso Corp.	17,200	725,160
Dentsu, Inc.	82,000	3,915,003
Denyo Co. Ltd.	1,100	19,081
Descente Ltd.	3,000	40,542
DIC Corp.	2,699	96,826
Dijet Industrial Co. Ltd.	1,000	1,538
Disco Corp.	500	79,662
DKS Co. Ltd.	2,000	8,855
DMG Mori Co. Ltd.	6,800	111,424
Don Quijote Holdings Co. Ltd.	5,500	208,313
Doshisha Co. Ltd.	1,000	19,009
Doutor Nichires Holdings Co. Ltd.	2,100	44,549
Dowa Holdings Co. Ltd.	9,000	68,095
DTS Corp.	1,100	33,692
Dunlop Sports Co. Ltd.	1,000	10,020
Duskin Co. Ltd.	100	2,569
DyDo Group Holdings, Inc.	500	25,161
Dynic Corp.	2,000	3,290
Eagle Industry Co. Ltd.	1,000	16,848
Earth Chemical Co. Ltd.	100	5,139
East Japan Railway Co.	13,600	1,299,240
Ebara Corp.	3,400	94,012
Ebara Jitsugyo Co. Ltd.	300	3,972
Echo Trading Co. Ltd.	300	1,934
Econach Holdings Co. Ltd.*	3,000	1,707
Eco’s Co. Ltd.	400	4,317
EDION Corp.	4,400	39,902
Ehime Bank Ltd. (The)	1,400	17,613
Eighteenth Bank Ltd. (The)	7,000	19,978
Eiken Chemical Co. Ltd.	1,000	30,184
Eisai Co. Ltd.	9,100	502,027
Eizo Corp.	1,000	39,298
Electric Power Development Co. Ltd.	7,000	$172,892
Elematec Corp.	900	14,619
Enplas Corp.	600	18,484
Enshu Ltd.*	2,000	2,080
EPS Holdings, Inc.	2,000	31,278
ESPEC Corp.	1,200	18,319
euglena Co. Ltd. (x)*	3,600	37,736
Excel Co. Ltd.	600	7,804
Exedy Corp.	1,500	42,209
Ezaki Glico Co. Ltd.	2,000	107,579
Faith, Inc.	400	4,399
FALCO HOLDINGS Co. Ltd.	600	8,156
FamilyMart UNY Holdings Co. Ltd.	3,590	205,234
Fancl Corp.	2,500	45,899
FANUC Corp.	40,900	7,874,545
Fast Retailing Co. Ltd.	1,200	399,235
FCC Co. Ltd.	1,800	36,200
Feed One Co. Ltd.	7,520	15,311
Felissimo Corp.	300	3,035
FIDEA Holdings Co. Ltd.	7,000	11,638
Financial Products Group Co. Ltd.	4,600	43,802
First Baking Co. Ltd.*	100	1,082
Foster Electric Co. Ltd.	1,100	18,934
FP Corp.	400	21,623
France Bed Holdings Co. Ltd.	1,600	14,211
F-Tech, Inc.	400	5,100
Fudo Tetra Corp.	9,800	15,683
Fuji Co. Ltd.	1,300	33,230
Fuji Corp. Ltd.	1,200	7,970
Fuji Electric Co. Ltd.	21,000	110,531
Fuji Kiko Co. Ltd.	1,000	6,553
Fuji Kosan Co. Ltd.	400	1,782
Fuji Kyuko Co. Ltd. (x)	3,000	32,434
Fuji Media Holdings, Inc.	7,700	104,469
Fuji Oil Co. Ltd.	3,300	9,946
Fuji Oil Holdings, Inc.	3,300	76,225
Fuji Seal International, Inc.	2,400	66,148
Fuji Soft, Inc.	1,600	45,166
Fujibo Holdings, Inc.	500	14,025
Fujicco Co. Ltd.	1,000	22,858
FUJIFILM Holdings Corp.	14,770	530,525
Fujikura Kasei Co. Ltd.	1,600	8,934
Fujikura Ltd.	18,000	150,593
Fujikura Rubber Ltd.	800	4,666
Fujimi, Inc.	1,100	22,689
Fujimori Kogyo Co. Ltd.	900	28,206
Fujita Kanko, Inc.	300	9,829
Fujitec Co. Ltd.	3,000	39,129
Fujitsu General Ltd.	2,000	46,304
Fujitsu Ltd.	83,000	610,868
Fujiya Co. Ltd.	700	15,603
FuKoKu Co. Ltd.	500	4,472
Fukuda Corp.	200	9,495
Fukui Bank Ltd. (The)	10,000	24,983
Fukui Computer Holdings, Inc.	400	13,407
Fukuoka Financial Group, Inc.	37,000	175,666
Fukushima Bank Ltd. (The)	15,000	11,603
Fukushima Industries Corp.	600	23,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fukuyama Transporting Co. Ltd.	8,000	$50,713
FULLCAST Holdings Co. Ltd.	1,000	11,549
Funai Electric Co. Ltd.	1,100	8,792
Funai Soken Holdings, Inc.	1,560	39,695
Furukawa Co. Ltd.	21,000	36,408
Furukawa Electric Co. Ltd.	3,100	137,808
Furusato Industries Ltd.	700	10,530
Fuso Pharmaceutical Industries Ltd.	400	9,883
Futaba Corp.	2,100	36,782
Futaba Industrial Co. Ltd.	3,500	31,616
Future Corp.	1,000	7,815
Fuyo General Lease Co. Ltd.	1,100	62,689
G-7 Holdings, Inc.	300	5,764
Gakken Holdings Co. Ltd.	500	14,603
Gakujo Co. Ltd.	400	4,481
Gecoss Corp.	800	9,552
Genki Sushi Co. Ltd.	300	6,020
Geo Holdings Corp.	2,000	20,716
GLOBERIDE, Inc.	500	8,624
Glory Ltd.	3,400	111,242
GMO internet, Inc.	3,400	44,104
Godo Steel Ltd.	700	12,447
Goldcrest Co. Ltd.	1,100	24,293
Goldwin, Inc.	400	24,503
Gree, Inc.*	5,100	44,482
GS Yuasa Corp.	14,000	60,867
GSI Creos Corp.	3,000	3,681
Gun-Ei Chemical Industry Co. Ltd.	300	9,722
Gunma Bank Ltd. (The)	22,000	131,834
Gunze Ltd.	8,000	28,664
Gurunavi, Inc.	2,000	32,469
H2O Retailing Corp.	4,760	86,461
Hachijuni Bank Ltd. (The)	10,000	63,392
Hakudo Co. Ltd.	400	6,071
Hakuhodo DY Holdings, Inc.	10,600	140,517
Hakuto Co. Ltd.	700	8,850
Hakuyosha Co. Ltd.	100	2,681
Hamakyorex Co. Ltd.	600	14,963
Hamamatsu Photonics KK	6,000	184,041
Hankyu Hanshin Holdings, Inc.	9,800	352,007
Hanwa Co. Ltd.	11,000	78,631
Happinet Corp.	600	10,509
Hard Off Corp. Co. Ltd.	500	5,139
Harima Chemicals Group, Inc.	1,100	9,046
Haruyama Holdings, Inc.	500	4,583
Haseko Corp.	10,500	127,335
Hayashikane Sangyo Co. Ltd.	400	3,012
Hazama Ando Corp.	7,520	47,336
Heiwa Corp.	4,220	93,986
Heiwa Real Estate Co. Ltd.	1,800	28,966
Heiwado Co. Ltd.	2,400	51,275
Helios Techno Holding Co. Ltd.	1,100	7,540
Hibiya Engineering Ltd.	1,800	30,711
Hiday Hidaka Corp.	1,243	30,900
Hikari Tsushin, Inc.	900	94,581
Hino Motors Ltd.	12,000	133,043
Hioki EE Corp.	500	9,847
Hirakawa Hewtech Corp.	400	5,214
Hirose Electric Co. Ltd.	975	138,871
Hiroshima Bank Ltd. (The)	20,000	$88,553
HIS Co. Ltd. (x)	2,600	78,248
Hisaka Works Ltd.	1,000	8,669
Hisamitsu Pharmaceutical Co., Inc.	2,600	124,365
Hitachi Capital Corp.	1,200	28,828
Hitachi Chemical Co. Ltd.	4,600	137,008
Hitachi Construction Machinery Co. Ltd.	4,200	104,818
Hitachi High-Technologies Corp.	1,800	69,776
Hitachi Kokusai Electric, Inc.	2,000	46,606
Hitachi Ltd.	145,640	892,680
Hitachi Metals Ltd.	9,400	130,543
Hitachi Transport System Ltd.	2,100	49,310
Hitachi Zosen Corp.	5,100	25,075
Hochiki Corp.	1,000	15,959
Hodogaya Chemical Co. Ltd.	200	7,993
Hogy Medical Co. Ltd.	600	39,956
Hokkaido Electric Power Co., Inc.	7,100	54,035
Hokkaido Gas Co. Ltd.	2,000	4,890
Hokkan Holdings Ltd.	3,000	11,363
Hokko Chemical Industry Co. Ltd.	1,000	4,348
Hokkoku Bank Ltd. (The)	14,000	53,647
Hokuetsu Bank Ltd. (The)	1,300	30,860
Hokuetsu Kishu Paper Co. Ltd.	8,000	62,663
Hokuhoku Financial Group, Inc.	2,900	46,178
Hokuriku Electric Industry Co. Ltd.	4,000	4,872
Hokuriku Electric Power Co.	7,800	70,250
Hokushin Co. Ltd.	800	1,337
Hokuto Corp.	1,400	24,583
Honda Motor Co. Ltd.	65,500	1,784,325
Honeys Holdings Co. Ltd.	1,080	11,657
Hoosiers Holdings	2,000	17,319
Horiba Ltd.	2,100	127,522
Hoshizaki Corp.	1,500	135,497
Hosiden Corp.	3,000	34,328
Hosokawa Micron Corp.	400	17,426
House Foods Group, Inc.	3,600	90,132
House of Rose Co. Ltd.	100	1,386
Howa Machinery Ltd.	600	4,161
Hoya Corp.	83,600	4,335,531
Hulic Co. Ltd.	14,800	150,928
Hurxley Corp.	300	2,977
Hyakugo Bank Ltd. (The)	11,000	44,694
Hyakujushi Bank Ltd. (The)	14,000	46,179
Ibiden Co. Ltd.	4,300	73,938
IBJ Leasing Co. Ltd.	1,700	40,779
Ichibanya Co. Ltd.	800	27,348
Ichiken Co. Ltd.	1,000	3,512
Ichikoh Industries Ltd.	2,000	16,092
Ichinen Holdings Co. Ltd.	1,300	14,066
Ichiyoshi Securities Co. Ltd.	2,700	22,637
Icom, Inc.	600	13,438
Idec Corp.	1,400	18,173
Idemitsu Kosan Co. Ltd.	3,200	90,758
IDOM, Inc. (x)	3,300	22,738
IHI Corp.*	66,000	224,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Iida Group Holdings Co. Ltd.	5,976	$99,410
Iino Kaiun Kaisha Ltd.	5,900	25,231
Ikegami Tsushinki Co. Ltd.	3,000	4,108
Imasen Electric Industrial	800	9,346
Impress Holdings, Inc.	1,000	1,245
Inaba Denki Sangyo Co. Ltd.	100	3,792
Inaba Seisakusho Co. Ltd.	600	7,735
Inabata & Co. Ltd.	3,200	42,363
Inageya Co. Ltd.	1,000	16,777
Ines Corp.	1,600	15,989
I-Net Corp.	550	6,479
Information Services International-Dentsu Ltd.	700	16,387
Inpex Corp.	44,600	428,652
Intage Holdings, Inc.	600	11,853
Internet Initiative Japan, Inc.	700	12,702
Inui Global Logistics Co. Ltd.	490	3,664
I’rom Group Co. Ltd.*	300	3,868
Iseki & Co. Ltd.	1,300	25,416
Isetan Mitsukoshi Holdings Ltd.	4,500	45,050
Ishihara Sangyo Kaisha Ltd.*	2,100	21,453
Ishii Iron Works Co. Ltd.	100	1,461
Ishikawa Seisakusho Ltd. (x)*	200	1,851
Ishizuka Glass Co. Ltd.	1,000	1,947
Isuzu Motors Ltd.	24,400	300,675
Itfor, Inc.	1,300	7,154
Ito En Ltd.	3,000	109,358
ITOCHU Corp.	56,900	844,331
Itochu Enex Co. Ltd.	2,700	23,885
Itochu Techno-Solutions Corp.	2,400	83,859
Itochu-Shokuhin Co. Ltd.	300	12,616
Itoham Yonekyu Holdings, Inc.	7,370	66,771
Itoki Corp.	2,600	22,261
IwaiCosmo Holdings, Inc.	1,100	12,108
Iwaki & Co. Ltd.	1,000	3,859
Iwasaki Electric Co. Ltd.	4,000	6,401
Iwatani Corp.	3,000	18,591
Iwatsu Electric Co. Ltd.	5,000	3,601
Iyo Bank Ltd. (The)	4,100	33,901
Izumi Co. Ltd.	1,700	96,430
Izutsuya Co. Ltd.*	600	2,331
J Front Retailing Co. Ltd.	9,500	145,615
Jaccs Co. Ltd.	8,000	38,978
Jafco Co. Ltd.	1,600	64,370
Jalux, Inc.	300	7,239
Janome Sewing Machine Co. Ltd.	1,200	9,527
Japan Airlines Co. Ltd.	8,500	262,538
Japan Airport Terminal Co. Ltd.	1,600	61,098
Japan Asia Investment Co. Ltd.*	800	3,066
Japan Aviation Electronics Industry Ltd.	2,000	27,651
Japan Cash Machine Co. Ltd.	1,100	11,433
Japan Display, Inc. (x)*	17,300	32,608
Japan Drilling Co. Ltd.*	300	5,988
Japan Electronic Materials Corp.	500	3,178
Japan Exchange Group, Inc.	25,400	459,560
Japan Foods Co. Ltd.	100	1,214
Japan Foundation Engineering Co. Ltd.	1,700	$5,471
Japan Medical Dynamic Marketing, Inc.	1,000	8,482
Japan Oil Transportation Co. Ltd.	100	2,378
Japan Petroleum Exploration Co. Ltd.	100	2,083
Japan Pulp & Paper Co. Ltd. (x)	6,000	22,618
Japan Radio Co. Ltd.	600	7,692
Japan Securities Finance Co. Ltd.	5,546	28,648
Japan Steel Works Ltd. (The)	3,200	50,016
Japan Tobacco, Inc.	148,964	5,227,481
Japan Transcity Corp.	2,000	8,091
Japan Wool Textile Co. Ltd. (The)	4,000	33,323
Jastec Co. Ltd.	700	7,692
JBCC Holdings, Inc.	1,000	7,406
JCU Corp.	400	14,190
Jeans Mate Corp.*	300	1,803
Jeol Ltd.	4,000	20,876
JFE Holdings, Inc.	22,444	389,216
JGC Corp.	9,000	145,792
JK Holdings Co. Ltd.	1,100	6,445
JMS Co. Ltd.	1,000	2,890
Joban Kosan Co. Ltd.	300	4,809
J-Oil Mills, Inc.	500	17,760
Joshin Denki Co. Ltd.	2,000	28,824
JSP Corp.	800	24,112
JSR Corp.	8,100	139,495
JTEKT Corp.	10,500	153,287
Juki Corp.	1,400	20,239
Juroku Bank Ltd. (The)	15,000	47,210
JVC Kenwood Corp.	5,800	17,275
JXTG Holdings, Inc.	103,550	451,762
K&O Energy Group, Inc.	500	7,877
kabu.com Securities Co. Ltd.	9,800	32,935
Kadokawa Dwango Corp.	1,484	19,158
Kaga Electronics Co. Ltd.	1,200	24,560
Kagome Co. Ltd.	2,200	66,895
Kajima Corp.	45,000	379,284
Kakaku.com, Inc.	8,000	114,728
Kaken Pharmaceutical Co. Ltd.	1,800	98,102
Kamei Corp.	1,000	13,585
Kamigumi Co. Ltd.	2,000	20,947
Kanaden Corp.	1,000	10,331
Kanagawa Chuo Kotsu Co. Ltd.	1,000	6,526
Kanamoto Co. Ltd.	1,000	33,163
Kandenko Co. Ltd.	6,000	63,054
Kaneka Corp.	13,000	98,938
Kanematsu Corp.	27,000	55,212
Kanematsu Electronics Ltd.	700	21,471
Kanematsu Sustech Corp.	1,000	1,876
Kansai Electric Power Co., Inc. (The)	24,700	339,728
Kansai Paint Co. Ltd.	10,200	234,425
Kansai Urban Banking Corp.	1,700	20,299
Kanto Denka Kogyo Co. Ltd.	2,000	17,568
Kao Corp.	19,600	1,162,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kappa Create Co. Ltd.*	1,800	$20,421
Kasai Kogyo Co. Ltd.	1,000	12,874
Katakura & Co-op Agri Corp.	275	660
Katakura Industries Co. Ltd.	1,400	16,542
Kato Sangyo Co. Ltd.	1,700	45,570
Kato Works Co. Ltd.	400	11,238
KAWADA TECHNOLOGIES, Inc.	200	13,319
Kawai Musical Instruments Manufacturing Co. Ltd.	400	8,432
Kawasaki Heavy Industries Ltd.	67,000	197,768
Kawasaki Kisen Kaisha Ltd. (x)*	39,000	93,621
KDDI Corp.	72,100	1,907,068
Keihan Holdings Co. Ltd.	16,000	101,569
Keihanshin Building Co. Ltd.	1,400	8,701
Keihin Co. Ltd.	2,000	2,845
Keihin Corp.	2,500	34,074
Keikyu Corp.	16,000	192,469
Keio Corp.	23,000	192,220
Keisei Electric Railway Co. Ltd.	6,000	160,036
Keiyo Bank Ltd. (The)	5,000	21,605
Keiyo Co. Ltd.	2,200	15,276
Kenedix, Inc.	16,500	77,751
Kewpie Corp.	5,100	133,763
Key Coffee, Inc.	1,200	23,451
Keyence Corp.	3,380	1,482,722
Kikkoman Corp.	4,000	127,673
Kimoto Co. Ltd.	2,200	4,870
Kimura Chemical Plants Co. Ltd.	1,100	3,609
Kimura Unity Co. Ltd.	200	2,048
Kinden Corp.	5,000	80,462
King Jim Co. Ltd.	1,000	8,580
Kinki Sharyo Co. Ltd. (The)*	100	2,291
Kintetsu Department Store Co. Ltd.*	1,000	3,121
Kintetsu Group Holdings Co. Ltd.	78,000	300,280
Kintetsu World Express, Inc.	2,200	38,768
Kirin Holdings Co. Ltd.	27,700	563,728
Kirindo Holdings Co. Ltd.	500	4,303
Kisoji Co. Ltd.	1,400	34,093
Kissei Pharmaceutical Co. Ltd.	2,600	70,505
Kitagawa Iron Works Co. Ltd.	500	10,465
Kita-Nippon Bank Ltd. (The)	300	8,669
Kitano Construction Corp.	3,000	8,722
Kitazawa Sangyo Co. Ltd.	1,000	1,814
Kitz Corp.	5,100	47,520
KNT-CT Holdings Co. Ltd.*	4,000	6,152
Koa Corp.	1,500	27,753
Koatsu Gas Kogyo Co. Ltd.	1,000	7,210
Kobayashi Pharmaceutical Co. Ltd.	2,600	154,185
Kobayashi Yoko Co. Ltd.	300	728
Kobe Steel Ltd.*	12,900	132,355
Koei Tecmo Holdings Co. Ltd.	2,880	57,049
Kohnan Shoji Co. Ltd.	1,100	20,469
Kohsoku Corp.	700	6,641
Koito Manufacturing Co. Ltd.	5,300	272,363
Kojima Co. Ltd.*	1,500	4,108
Kokuyo Co. Ltd.	6,400	87,230
KOMAIHALTEC, Inc.	200	$3,894
Komatsu Ltd.	33,690	855,018
Komatsu Seiren Co. Ltd.	2,000	12,821
Komatsu Wall Industry Co. Ltd.	400	7,291
Komeri Co. Ltd.	1,600	40,642
Komori Corp.	3,400	43,651
Konaka Co. Ltd.	1,400	7,493
Konami Holdings Corp.	4,600	255,203
Konica Minolta, Inc.	21,000	174,012
Konishi Co. Ltd.	2,000	28,593
Kosaido Co. Ltd.*	900	2,913
Kose Corp.	1,200	130,909
Kosei Securities Co. Ltd. (The)	2,000	2,863
Kourakuen Holdings Corp.	700	11,377
Krosaki Harima Corp.	2,000	7,699
KRS Corp.	300	6,898
K’s Holdings Corp.	3,400	66,353
Kubota Corp.	35,000	587,353
Kumagai Gumi Co. Ltd.	10,000	32,096
Kumiai Chemical Industry Co. Ltd.	5,140	29,613
Kura Corp.	600	27,579
Kurabo Industries Ltd.	12,000	27,633
Kuraray Co. Ltd.	11,900	215,623
Kuraudia Co. Ltd.	200	1,186
Kureha Corp.	800	39,475
Kurimoto Ltd.	600	10,866
Kurita Water Industries Ltd.	3,500	95,221
Kuroda Electric Co. Ltd.	1,600	31,324
KYB Corp.	7,000	35,786
Kyocera Corp.	10,000	578,440
Kyodo Printing Co. Ltd.	3,000	10,189
Kyoei Sangyo Co. Ltd.	1,000	1,645
Kyoei Steel Ltd.	1,300	21,510
Kyoei Tanker Co. Ltd.	1,000	1,876
Kyokuto Boeki Kaisha Ltd.	1,000	2,392
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	36,890
Kyokuto Securities Co. Ltd.	1,600	22,874
Kyokuyo Co. Ltd.	500	13,736
KYORIN Holdings, Inc.	3,000	66,468
Kyoritsu Maintenance Co. Ltd.	1,200	34,834
Kyoritsu Printing Co. Ltd.	1,000	3,005
Kyosan Electric Manufacturing Co. Ltd.	2,000	10,473
Kyoto Kimono Yuzen Co. Ltd.	700	5,838
Kyowa Electronic Instruments Co. Ltd.	1,000	4,072
Kyowa Exeo Corp.	4,900	82,295
Kyowa Hakko Kirin Co. Ltd.	10,000	185,552
Kyowa Leather Cloth Co. Ltd.	700	5,838
Kyudenko Corp.	2,000	71,571
Kyushu Electric Power Co., Inc.	19,200	232,841
Kyushu Financial Group, Inc.	16,770	105,712
Land Business Co. Ltd.	1,000	2,614
LAND Co. Ltd.*	1,300	196
Lawson, Inc.	2,300	160,729
LEC, Inc.	600	14,750
Leopalace21 Corp.	7,300	45,303
Life Corp.	700	19,635
Lintec Corp.	900	21,493
Lion Corp.	10,000	206,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
LIXIL Group Corp.	8,440	$210,784
Look, Inc.	2,000	4,374
M3, Inc.	8,300	228,393
Mabuchi Motor Co. Ltd.	2,400	119,280
Macnica Fuji Electronics Holdings, Inc.	1,850	26,991
Maeda Corp.	8,000	88,055
Maeda Road Construction Co. Ltd.	4,000	79,733
Maezawa Industries, Inc.	900	2,601
Maezawa Kasei Industries Co. Ltd.	900	10,050
Maezawa Kyuso Industries Co. Ltd.	400	5,452
Makino Milling Machine Co. Ltd.	6,000	49,451
Makita Corp.	9,600	354,639
Mandom Corp.	1,300	70,389
Marche Corp.	300	2,208
Mars Engineering Corp.	600	13,182
Marubeni Construction Material Lease Co. Ltd.	1,000	1,938
Marubeni Corp.	71,800	463,325
Marubun Corp.	900	6,297
Marudai Food Co. Ltd.	6,000	28,060
Maruha Nichiro Corp.	2,700	71,248
Marui Group Co. Ltd.	10,400	153,122
Maruichi Steel Tube Ltd.	1,600	46,446
Maruka Machinery Co. Ltd.	400	6,668
Marusan Securities Co. Ltd.	3,900	32,490
Maruwa Co. Ltd.	300	12,389
Maruwn Corp.	600	1,483
Maruyama Manufacturing Co., Inc.	200	3,138
Maruzen CHI Holdings Co. Ltd.*	600	1,942
Maruzen Showa Unyu Co. Ltd.	4,000	16,750
Matsuda Sangyo Co. Ltd.	800	10,548
Matsui Construction Co. Ltd.	1,000	7,931
Matsui Securities Co. Ltd.	100	814
Matsumotokiyoshi Holdings Co. Ltd.	1,900	107,944
Matsuya Co. Ltd.	2,200	20,968
Matsuya Foods Co. Ltd.	500	18,693
Max Co. Ltd.	2,000	28,842
Mazda Motor Corp.	21,400	298,335
Mebuki Financial Group, Inc.	32,760	121,749
MEC Co. Ltd.	800	9,936
Medical System Network Co. Ltd.	400	1,821
Medipal Holdings Corp.	7,600	140,412
Megachips Corp. (x)	1,100	27,130
Megmilk Snow Brand Co. Ltd.	2,700	75,137
Meidensha Corp.	12,000	41,076
MEIJI Holdings Co. Ltd.	4,800	388,780
Meiji Shipping Co. Ltd.	1,100	4,137
Meiko Network Japan Co. Ltd.	900	11,987
Meitec Corp.	1,000	42,543
Meito Sangyo Co. Ltd.	600	7,644
Meiwa Corp.	900	3,569
Meiwa Estate Co. Ltd.	700	4,973
Melco Holdings, Inc.	600	17,070
Michinoku Bank Ltd. (The)	6,000	$9,869
Mie Bank Ltd. (The)	500	11,323
Milbon Co. Ltd.	720	40,457
Mimasu Semiconductor Industry Co. Ltd.	1,000	15,043
Minato Bank Ltd. (The)	1,200	22,693
MINEBEA MITSUMI, Inc.	17,537	281,434
Ministop Co. Ltd.	900	18,836
Miraca Holdings, Inc.	2,600	116,737
Mirait Holdings Corp.	3,600	40,361
Misawa Homes Co. Ltd.	1,600	14,382
MISUMI Group, Inc.	7,800	177,949
Mitachi Co. Ltd.	200	1,159
Mito Securities Co. Ltd.	3,000	8,429
Mitsuba Corp.	2,000	36,790
Mitsubishi Chemical Holdings Corp.	55,420	458,290
Mitsubishi Corp.	55,310	1,158,572
Mitsubishi Electric Corp.	78,100	1,121,765
Mitsubishi Estate Co. Ltd.	57,000	1,060,942
Mitsubishi Gas Chemical Co., Inc.	6,500	137,253
Mitsubishi Heavy Industries Ltd.	122,000	498,738
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,695
Mitsubishi Logistics Corp.	6,000	79,751
Mitsubishi Materials Corp.	3,700	111,847
Mitsubishi Motors Corp.	34,100	224,352
Mitsubishi Nichiyu Forklift Co. Ltd.	1,000	6,917
Mitsubishi Paper Mills Ltd.*	1,800	12,931
Mitsubishi Pencil Co. Ltd.	2,000	56,279
Mitsubishi Research Institute, Inc.	400	11,594
Mitsubishi Shokuhin Co. Ltd.	1,100	31,540
Mitsubishi Steel Manufacturing Co. Ltd.	7,000	16,430
Mitsubishi Tanabe Pharma Corp.	6,000	138,484
Mitsubishi UFJ Financial Group, Inc.	554,600	3,721,823
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	107,542
Mitsuboshi Belting Ltd.	3,000	33,261
Mitsui & Co. Ltd.	57,700	823,626
Mitsui Chemicals, Inc.	38,090	201,499
Mitsui Engineering & Shipbuilding Co. Ltd.	34,000	48,366
Mitsui Fudosan Co. Ltd.	41,000	977,110
Mitsui High-Tec, Inc.	1,400	22,355
Mitsui Home Co. Ltd.	1,000	6,579
Mitsui Matsushima Co. Ltd.	800	9,908
Mitsui Mining & Smelting Co. Ltd.	12,000	46,837
Mitsui OSK Lines Ltd.	41,000	120,293
Mitsui Sugar Co. Ltd.	1,000	28,940
Mitsui-Soko Holdings Co. Ltd.	5,000	13,647
Mitsumura Printing Co. Ltd.	1,000	2,267
Mitsuuroko Group Holdings Co. Ltd.	1,900	12,180
Miura Co. Ltd.	6,000	116,719
Miyaji Engineering Group, Inc.	4,000	8,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Miyakoshi Holdings, Inc.*	300	$1,256
Miyazaki Bank Ltd. (The)	8,000	26,246
Miyoshi Oil & Fat Co. Ltd.	400	5,103
Mizuho Financial Group, Inc.	996,880	1,820,486
Mizuno Corp.	6,000	34,141
Mochida Pharmaceutical Co. Ltd.	1,000	72,016
Modec, Inc.	1,000	22,227
Monex Group, Inc.	7,000	18,484
MonotaRO Co. Ltd.	3,600	115,866
Morinaga & Co. Ltd.	1,800	102,103
Morinaga Milk Industry Co. Ltd.	11,000	83,716
Morita Holdings Corp.	2,000	31,296
Morozoff Ltd.	2,000	11,327
Mory Industries, Inc.	400	8,215
MOS Food Services, Inc.	1,600	49,149
Mr Max Corp.	1,200	5,825
MS&AD Insurance Group Holdings, Inc.	16,200	543,577
Murata Manufacturing Co. Ltd.	8,065	1,224,001
Musashi Seimitsu Industry Co. Ltd.	1,200	34,674
Musashino Bank Ltd. (The)	1,900	58,195
Mutoh Holdings Co. Ltd.	1,000	2,241
Nabtesco Corp.	5,100	148,046
NAC Co. Ltd.	400	3,563
Nachi-Fujikoshi Corp.	12,000	67,962
Nagaileben Co. Ltd.	1,200	27,846
Nagano Bank Ltd. (The)	400	7,077
Nagano Keiki Co. Ltd.	800	5,470
Nagase & Co. Ltd.	6,300	95,725
Nagatanien Holdings Co. Ltd.	1,000	12,625
Nagoya Railroad Co. Ltd.	20,000	93,176
Naigai Co. Ltd.*	3,000	1,734
Nakabayashi Co. Ltd.	2,000	5,655
Nakamuraya Co. Ltd.	300	13,576
Nakano Corp.	1,000	5,468
Nakayama Steel Works Ltd.	600	3,462
Nakayamafuku Co. Ltd.	700	4,898
Nakayo, Inc.	1,000	3,521
Namura Shipbuilding Co. Ltd.	1,024	6,018
Nankai Electric Railway Co. Ltd.	16,000	82,649
Nanto Bank Ltd. (The)	1,100	31,296
Natori Co. Ltd.	600	11,347
NC Holdings Co. Ltd.*	300	2,331
NDS Co. Ltd.	200	5,486
NEC Capital Solutions Ltd.	300	4,932
NEC Corp.	81,000	214,608
NEC Networks & System Integration Corp.	1,100	23,863
NET One Systems Co. Ltd.	900	8,522
Neturen Co. Ltd.	1,700	16,097
Nexon Co. Ltd.	8,800	173,692
Nexyz Group Corp.	500	9,006
NGK Insulators Ltd.	11,400	226,936
NGK Spark Plug Co. Ltd.	9,000	191,162
NH Foods Ltd.	3,000	91,087
NHK Spring Co. Ltd.	9,700	101,851
Nice Holdings, Inc.	5,000	6,802
Nichia Steel Works Ltd.	1,000	2,507
Nichias Corp.	6,000	$69,295
Nichiban Co. Ltd.	1,000	8,482
Nichicon Corp.	3,900	41,817
Nichiden Corp.	500	17,404
Nichiha Corp.	1,200	42,249
NichiiGakkan Co. Ltd. (x)	2,200	21,809
Nichi-iko Pharmaceutical Co. Ltd.	2,100	32,711
Nichimo Co. Ltd.	1,000	1,574
Nichirei Corp.	3,500	98,022
Nichireki Co. Ltd.	1,000	11,798
Nidec Corp.	9,927	1,015,868
Nifco, Inc.	1,700	91,140
Nihon Chouzai Co. Ltd.	300	9,509
Nihon Dempa Kogyo Co. Ltd.	900	7,010
Nihon Eslead Corp.	500	8,153
Nihon Kohden Corp.	4,400	101,477
Nihon M&A Center, Inc.	2,600	95,008
Nihon Nohyaku Co. Ltd.	2,000	11,771
Nihon Parkerizing Co. Ltd.	6,000	89,247
Nihon Tokushu Toryo Co. Ltd.	1,000	14,537
Nihon Trim Co. Ltd.	200	8,144
Nihon Unisys Ltd.	3,300	52,137
Nihon Yamamura Glass Co. Ltd.	5,000	8,091
Nikkato Corp.	400	2,141
Nikkiso Co. Ltd.	4,000	38,409
Nikko Co. Ltd.	200	3,962
Nikkon Holdings Co. Ltd.	3,000	69,242
Nikon Corp. (x)	16,100	257,085
Nintendo Co. Ltd.	4,600	1,541,036
Nippo Corp.	3,000	60,253
Nippon Air Conditioning Services Co. Ltd.	1,200	7,202
Nippon Beet Sugar Manufacturing Co. Ltd.	700	13,406
Nippon Carbide Industries Co., Inc.	3,000	5,094
Nippon Carbon Co. Ltd.	600	18,591
Nippon Ceramic Co. Ltd.	800	18,628
Nippon Chemical Industrial Co. Ltd.	4,000	8,073
Nippon Chemi-Con Corp.	7,000	25,268
Nippon Chemiphar Co. Ltd.	100	4,588
Nippon Chutetsukan KK	1,000	1,538
Nippon Coke & Engineering Co. Ltd.	10,000	8,713
Nippon Concrete Industries Co. Ltd.	1,000	3,601
Nippon Denko Co. Ltd.	5,000	17,604
Nippon Densetsu Kogyo Co. Ltd.	2,000	41,058
Nippon Electric Glass Co. Ltd.	4,000	145,277
Nippon Express Co. Ltd.	18,000	112,505
Nippon Felt Co. Ltd.	700	3,174
Nippon Filcon Co. Ltd.	900	4,905
Nippon Fine Chemical Co. Ltd.	1,000	8,838
Nippon Flour Mills Co. Ltd.	4,000	64,050
Nippon Gas Co. Ltd.	1,100	35,599
Nippon Hume Corp.	1,000	6,072
Nippon Kanzai Co. Ltd.	800	14,140
Nippon Kayaku Co. Ltd.	5,000	70,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Kinzoku Co. Ltd.	300	$4,116
Nippon Koei Co. Ltd.	800	22,689
Nippon Koshuha Steel Co. Ltd.	5,000	3,690
Nippon Light Metal Holdings Co. Ltd.	2,800	6,647
Nippon Paint Holdings Co. Ltd.	6,900	260,725
Nippon Paper Industries Co. Ltd.	4,600	94,106
Nippon Parking Development Co. Ltd.	13,000	18,840
Nippon Pillar Packing Co. Ltd.	1,000	14,252
Nippon Piston Ring Co. Ltd.	400	7,959
Nippon Road Co. Ltd. (The)	4,000	21,054
Nippon Seisen Co. Ltd.	1,000	6,330
Nippon Sharyo Ltd.*	4,000	10,207
Nippon Sheet Glass Co. Ltd.*	3,800	31,353
Nippon Shinyaku Co. Ltd.	3,000	191,776
Nippon Shokubai Co. Ltd.	1,000	64,281
Nippon Signal Co. Ltd.	2,800	25,741
Nippon Soda Co. Ltd.	7,000	38,586
Nippon Steel & Sumikin Bussan Corp.	740	35,462
Nippon Steel & Sumitomo Metal Corp.	34,054	768,429
Nippon Suisan Kaisha Ltd.	16,000	93,461
Nippon Systemware Co. Ltd.	400	6,590
Nippon Telegraph & Telephone Corp.	55,720	2,630,569
Nippon Television Holdings, Inc.	1,200	20,143
Nippon Thompson Co. Ltd.	4,000	21,089
Nippon Valqua Industries Ltd.	1,000	19,773
Nippon Yakin Kogyo Co. Ltd.	6,500	13,465
Nippon Yusen KK*	1,000	1,858
Nipro Corp.	4,800	62,521
Nishimatsu Construction Co. Ltd.	11,000	58,289
Nishimatsuya Chain Co. Ltd.	700	7,170
Nishi-Nippon Financial Holdings, Inc.	4,000	41,467
Nissan Chemical Industries Ltd.	5,300	174,821
Nissan Motor Co. Ltd.	90,420	898,774
Nissan Shatai Co. Ltd.	4,000	39,724
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,752
Nissei Build Kogyo Co. Ltd.	4,000	22,192
Nissei Plastic Industrial Co. Ltd.	1,000	9,460
Nissha Printing Co. Ltd. (x)	2,200	60,929
Nisshin Fudosan Co.	1,400	7,282
Nisshin Oillio Group Ltd. (The)	6,000	35,154
Nisshin Seifun Group, Inc.	4,205	68,977
Nisshin Steel Co. Ltd.	2,904	31,887
Nisshinbo Holdings, Inc.	8,000	81,085
Nissin Corp.	4,000	19,347
Nissin Electric Co. Ltd.	2,000	21,178
Nissin Foods Holdings Co. Ltd.	2,500	156,035
Nissin Kogyo Co. Ltd.	2,100	33,309
Nissui Pharmaceutical Co. Ltd.	500	6,135
Nitori Holdings Co. Ltd.	3,300	441,271
Nitta Corp.	1,100	34,181
Nittetsu Mining Co. Ltd.	300	16,137
Nitto Boseki Co. Ltd.	10,000	48,011
Nitto Denko Corp.	6,120	$502,768
Nitto Fuji Flour Milling Co. Ltd.	100	3,499
Nitto Kogyo Corp.	1,800	28,374
Nitto Kohki Co. Ltd.	700	16,026
Nitto Seiko Co. Ltd.	1,000	4,099
Nitto Seimo Co. Ltd.	100	1,653
Nittoc Construction Co. Ltd.	750	3,848
NOF Corp.	11,000	139,853
Nohmi Bosai Ltd.	1,000	14,385
NOK Corp.	5,000	105,535
Nomura Co. Ltd.	2,000	45,521
Nomura Holdings, Inc.	143,400	858,551
Nomura Real Estate Holdings, Inc.	6,400	125,411
Nomura Research Institute Ltd.	5,203	204,697
Noritake Co. Ltd.	600	20,511
Noritsu Koki Co. Ltd.	1,100	9,555
Noritz Corp.	2,300	45,581
North Pacific Bank Ltd.	2,400	8,386
NS Solutions Corp.	2,000	47,477
NS United Kaiun Kaisha Ltd.	4,000	8,037
NSD Co. Ltd.	2,530	45,528
NSK Ltd.	18,000	224,530
NTN Corp.	23,000	105,926
NTT Data Corp.	22,000	244,499
NTT DOCOMO, Inc.	52,400	1,235,517
NTT Urban Development Corp.	6,200	59,754
Obara Group, Inc.	800	43,530
Obayashi Corp.	20,400	239,595
OBIC Business Consultants Co. Ltd.	600	31,314
Obic Co. Ltd.	2,900	177,906
Odakyu Electric Railway Co. Ltd.	12,499	251,814
Oenon Holdings, Inc.	3,000	7,495
Ogaki Kyoritsu Bank Ltd. (The)	16,000	46,090
Ohara, Inc.	400	4,488
Ohashi Technica, Inc.	600	7,490
OIE Sangyo Co. Ltd.	300	3,273
Oiles Corp.	1,560	27,545
Oita Bank Ltd. (The)	7,000	26,886
Oizumi Corp.	400	2,080
Oji Holdings Corp.	34,000	175,328
Okabe Co. Ltd.	2,700	24,846
Okamoto Industries, Inc.	4,000	46,481
Okamura Corp.	4,000	37,911
Okasan Securities Group, Inc.	6,000	38,462
Okaya Electric Industries Co. Ltd.	600	2,139
OKI Electric Cable Co. Ltd.	1,000	2,392
Oki Electric Industry Co. Ltd.	3,600	50,955
Okinawa Electric Power Co., Inc. (The)	1,732	39,529
OKK Corp.	4,000	4,517
OKUMA Corp.	5,000	47,433
Okumura Corp.	13,000	87,379
Okura Industrial Co. Ltd.	3,000	15,950
Okuwa Co. Ltd.	1,000	11,505
Olympic Group Corp.	800	4,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Olympus Corp.	83,000	$3,025,561
Omron Corp.	7,200	312,069
Ono Pharmaceutical Co. Ltd.	17,500	381,351
ONO Sokki Co. Ltd.	500	3,387
Onoken Co. Ltd.	1,000	15,461
Onward Holdings Co. Ltd.	1,000	7,388
Optex Group Co. Ltd.	800	25,855
Oracle Corp. Japan	1,900	123,147
Organo Corp.	2,000	9,798
Orient Corp.	16,500	28,753
Oriental Land Co. Ltd.	8,500	574,954
Origin Electric Co. Ltd.	1,000	2,756
ORIX Corp.	54,800	847,762
Osaka Gas Co. Ltd.	20,000	81,707
Osaka Soda Co. Ltd.	5,000	24,228
Osaka Steel Co. Ltd.	800	15,449
OSAKA Titanium Technologies Co. Ltd.	1,100	18,152
Osaki Electric Co. Ltd.	1,000	7,468
OSG Corp. (x)	2,200	44,694
OSJB Holdings Corp.	450	1,172
Otsuka Corp.	2,700	167,317
Otsuka Holdings Co. Ltd.	18,300	779,347
Oyo Corp.	1,200	16,846
Pacific Industrial Co. Ltd.	2,000	25,926
Pacific Metals Co. Ltd.*	9,000	23,605
Pack Corp. (The)	900	28,486
PAL GROUP Holdings Co. Ltd.	700	18,167
PALTAC Corp.	1,050	35,335
PanaHome Corp. (x)	4,000	42,534
Panasonic Corp.	91,385	1,238,237
Paramount Bed Holdings Co. Ltd.	900	39,289
Parco Co. Ltd.	500	6,015
Paris Miki Holdings, Inc.	1,500	6,268
Park24 Co. Ltd.	4,000	101,569
Pasco Corp.	1,000	3,245
Pasona Group, Inc.	1,000	9,220
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	7,703
Penta-Ocean Construction Co. Ltd.	10,300	58,517
Persol Holdings Co. Ltd.	5,100	95,493
PIA Corp.	300	10,082
Pigeon Corp.	4,800	173,692
Pilot Corp.	2,000	84,730
Piolax, Inc.	1,500	41,743
Pioneer Corp.*	17,600	35,208
Plenus Co. Ltd.	1,500	31,647
Pocket Card Co. Ltd.	1,100	7,315
Pola Orbis Holdings, Inc.	4,400	115,873
Poplar Co. Ltd.	300	1,558
Press Kogyo Co. Ltd.	5,000	23,161
Prima Meat Packers Ltd.	7,000	41,076
Pronexus, Inc.	1,300	15,164
PS Mitsubishi Construction Co. Ltd.	800	3,507
Raito Kogyo Co. Ltd.	2,900	30,631
Rakuten, Inc.	40,600	477,201
Rasa Corp.	500	4,365
Rasa Industries Ltd.	4,000	4,908
Recruit Holdings Co. Ltd.	42,900	$736,518
Relia, Inc.	1,600	17,383
Renaissance, Inc.	500	8,798
Renesas Electronics Corp.*	3,200	27,853
Rengo Co. Ltd.	10,000	57,968
Renown, Inc.*	2,500	3,245
Resol Holdings Co. Ltd.	1,000	3,272
Resona Holdings, Inc.	63,800	350,836
Resorttrust, Inc.	3,800	69,936
Rheon Automatic Machinery Co. Ltd.	1,000	11,167
Rhythm Watch Co. Ltd.	6,000	12,269
Ricoh Co. Ltd.	16,400	144,644
Ricoh Leasing Co. Ltd.	800	27,953
Right On Co. Ltd.	900	7,858
Riken Corp.	400	18,031
Riken Keiki Co. Ltd.	1,000	18,582
Riken Technos Corp.	2,000	10,598
Ringer Hut Co. Ltd.	900	19,468
Rinnai Corp.	1,700	158,249
Riso Kagaku Corp.	1,800	35,112
Riso Kyoiku Co. Ltd.	1,300	10,287
Rock Field Co. Ltd.	1,200	20,591
Rohm Co. Ltd.	1,600	122,765
Rohto Pharmaceutical Co. Ltd.	5,000	103,223
Roland DG Corp.	500	11,389
Round One Corp.	3,300	31,218
Royal Holdings Co. Ltd. (x)	1,800	41,145
Ryobi Ltd.	7,000	28,442
Ryoden Corp.	1,000	6,935
Ryohin Keikaku Co. Ltd.	1,000	249,567
Ryosan Co. Ltd.	1,900	69,260
Ryoyo Electro Corp.	1,600	25,520
S Foods, Inc. (x)	500	18,382
Sagami Chain Co. Ltd.	1,000	12,447
Saibu Gas Co. Ltd.	13,000	30,629
Saizeriya Co. Ltd.	1,600	46,517
Sakai Chemical Industry Co. Ltd.	4,000	15,328
Sakai Heavy Industries Ltd.	2,000	5,619
Sakai Moving Service Co. Ltd.	400	15,452
Sakai Ovex Co. Ltd.	300	4,812
Sakata INX Corp.	2,000	31,829
Sakata Seed Corp.	2,000	62,147
Sala Corp.	1,000	6,170
San Holdings, Inc.	200	3,955
San-A Co. Ltd.	800	35,315
San-Ai Oil Co. Ltd.	2,000	20,396
Sanden Holdings Corp.*	7,000	20,227
Sangetsu Corp.	4,200	72,779
San-In Godo Bank Ltd. (The)	7,000	58,813
Sanix, Inc.*	1,800	3,505
Sanken Electric Co. Ltd.	7,000	29,375
Sanki Engineering Co. Ltd.	3,000	33,581
Sanko Metal Industrial Co. Ltd.	100	2,956
Sankyo Co. Ltd.	700	23,712
Sankyo Seiko Co. Ltd.	2,000	6,935
Sankyo Tateyama, Inc.	1,700	25,906
Sankyu, Inc.	15,000	97,622
Sanoh Industrial Co. Ltd.	1,400	9,883
Sanrio Co. Ltd. (x)	2,000	39,209
Sanritsu Corp.	300	1,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sanshin Electronics Co. Ltd.	1,500	$19,244
Santen Pharmaceutical Co. Ltd.	17,800	241,184
Sanwa Holdings Corp.	8,800	92,636
Sanyo Chemical Industries Ltd.	600	28,166
Sanyo Housing Nagoya Co. Ltd.	1,000	9,913
Sanyo Industries Ltd.	1,000	1,947
Sanyo Shokai Ltd.	600	9,527
Sanyo Special Steel Co. Ltd.	6,000	33,928
Sapporo Holdings Ltd.	2,500	68,793
Sata Construction Co. Ltd.	800	3,094
Sato Holdings Corp.	1,200	30,023
Sato Shoji Corp.	1,000	7,931
Satori Electric Co. Ltd.	900	6,681
Sawai Pharmaceutical Co. Ltd.	1,800	100,982
Saxa Holdings, Inc.	3,000	5,521
SBI Holdings, Inc.	11,260	152,369
SCREEN Holdings Co. Ltd.	2,200	146,699
Scroll Corp.	1,700	5,744
SCSK Corp.	2,232	100,016
Secom Co. Ltd.	8,400	636,675
Sega Sammy Holdings, Inc.	8,900	119,643
Seibu Electric Industry Co. Ltd.	200	4,161
Seibu Holdings, Inc.	7,600	140,344
Seika Corp.	4,000	14,154
Seikagaku Corp.	2,400	39,945
Seikitokyu Kogyo Co. Ltd.	600	3,110
Seiko Epson Corp.	13,600	302,168
Seiko Holdings Corp.	6,000	24,485
Seino Holdings Co. Ltd.	9,000	119,467
Seiren Co. Ltd.	3,200	50,244
Sekisui Chemical Co. Ltd.	21,000	375,470
Sekisui House Ltd.	31,200	549,103
Sekisui Jushi Corp.	1,000	18,324
Sekisui Plastics Co. Ltd.	1,000	8,135
Senko Group Holdings Co. Ltd.	4,000	25,961
Senshu Ikeda Holdings, Inc.	6,880	28,994
Senshukai Co. Ltd.	2,200	15,844
Seven & i Holdings Co. Ltd.	29,636	1,219,430
Seven Bank Ltd.	26,000	92,927
Shibaura Mechatronics Corp.	2,000	6,010
Shibusawa Warehouse Co. Ltd. (The)	3,000	9,682
Shibuya Corp.	700	21,036
Shiga Bank Ltd. (The)	1,000	5,148
Shikibo Ltd.	7,000	9,086
Shikoku Bank Ltd. (The)	8,000	22,263
Shikoku Chemicals Corp.	1,000	12,269
Shikoku Electric Power Co., Inc. (x)	7,600	89,463
Shima Seiki Manufacturing Ltd.	1,600	74,399
Shimachu Co. Ltd.	100	2,379
Shimadzu Corp.	8,000	152,069
Shimamura Co. Ltd.	800	97,871
Shimano, Inc.	2,900	458,431
Shimizu Bank Ltd. (The)	400	12,945
Shimizu Corp.	28,000	296,493
Shimojima Co. Ltd.	800	8,094
Shin Nippon Air Technologies Co. Ltd.	900	12,675
Shin Nippon Biomedical Laboratories Ltd.*	700	4,419
Shinagawa Refractories Co. Ltd.	3,000	$7,148
Shindengen Electric Manufacturing Co. Ltd.	4,000	21,694
Shin-Etsu Chemical Co. Ltd.	11,300	1,023,254
Shin-Etsu Polymer Co. Ltd.	2,500	19,515
Shingakukai Co. Ltd.	600	3,041
Shinkawa Ltd.*	900	5,705
Shin-Keisei Electric Railway Co. Ltd.	1,000	3,725
Shinko Electric Industries Co. Ltd.	3,100	26,211
Shinko Plantech Co. Ltd.	2,600	20,065
Shinko Shoji Co. Ltd.	1,100	13,976
Shinmaywa Industries Ltd.	5,000	42,143
Shinnihon Corp.	1,600	12,988
Shinsei Bank Ltd.	79,000	137,666
Shinsho Corp.	300	6,890
Shinwa Co. Ltd.	600	11,459
Shinyei Kaisha	1,000	1,485
Shionogi & Co. Ltd.	11,200	623,257
Ship Healthcare Holdings, Inc.	1,500	46,610
Shiseido Co. Ltd.	15,900	564,611
Shizuoka Bank Ltd. (The)	7,000	63,170
Shizuoka Gas Co. Ltd.	3,000	19,951
SHO-BOND Holdings Co. Ltd.	900	45,370
Shobunsha Publications, Inc.	700	4,469
Shochiku Co. Ltd.	4,000	50,962
Shoko Co. Ltd.*	4,000	3,485
Showa Corp.*	2,600	25,127
Showa Denko KK	800	18,536
Showa Sangyo Co. Ltd.	5,000	27,473
Showa Shell Sekiyu KK	6,200	57,439
Shuei Yobiko Co. Ltd.	200	804
Siix Corp.	700	27,695
Sinanen Holdings Co. Ltd.	400	8,148
Sinfonia Technology Co. Ltd.	7,000	28,815
Sintokogio Ltd.	2,600	26,930
SK Japan Co. Ltd.	200	519
SKY Perfect JSAT Holdings, Inc.	9,000	38,649
Skylark Co. Ltd. (x)	3,900	55,964
SMC Corp.	10,400	3,157,679
SMK Corp.	3,000	11,469
SNT Corp.	1,200	7,543
Soda Nikka Co. Ltd.	1,000	4,677
SoftBank Group Corp.	34,606	2,798,940
Softbank Technology Corp.	400	7,251
Softbrain Co. Ltd.	2,000	9,158
Sogo Medical Co. Ltd.	400	17,230
Sohgo Security Services Co. Ltd.	2,900	130,465
Sojitz Corp.	39,100	95,947
Sompo Holdings, Inc.	12,550	484,147
Sony Corp.	56,400	2,149,192
Sony Financial Holdings, Inc.	7,300	124,225
Soshin Electric Co. Ltd.	600	1,622
Sotetsu Holdings, Inc.	15,000	74,283
SPK Corp.	200	4,719
Square Enix Holdings Co. Ltd.	4,000	130,874
SRA Holdings	600	16,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ST Corp.	600	$14,051
St Marc Holdings Co. Ltd.	800	24,468
Stanley Electric Co. Ltd.	6,700	201,938
Star Micronics Co. Ltd.	2,300	37,135
Start Today Co. Ltd.	9,300	228,624
Starzen Co. Ltd.	400	17,479
Stella Chemifa Corp.	500	12,910
Studio Alice Co. Ltd.	500	10,184
Subaru Corp.	23,700	797,761
Sugi Holdings Co. Ltd.	1,500	80,285
Sugimoto & Co. Ltd.	600	8,263
Sumco Corp.	8,000	115,723
Sumida Corp.	700	11,047
Suminoe Textile Co. Ltd.	3,000	7,228
Sumiseki Holdings, Inc.	3,800	3,379
Sumitomo Bakelite Co. Ltd.	6,000	42,249
Sumitomo Chemical Co. Ltd.	44,000	252,714
Sumitomo Corp.	43,180	561,273
Sumitomo Dainippon Pharma Co. Ltd.	7,000	95,408
Sumitomo Densetsu Co. Ltd.	900	13,003
Sumitomo Electric Industries Ltd.	29,400	452,207
Sumitomo Forestry Co. Ltd.	4,800	75,366
Sumitomo Heavy Industries Ltd.	29,000	191,056
Sumitomo Metal Mining Co. Ltd.	20,000	266,815
Sumitomo Mitsui Construction Co. Ltd.	36,000	38,409
Sumitomo Mitsui Financial Group, Inc.	59,250	2,306,786
Sumitomo Mitsui Trust Holdings, Inc.	16,041	573,183
Sumitomo Osaka Cement Co. Ltd.	13,000	61,605
Sumitomo Precision Products Co. Ltd.	2,000	6,241
Sumitomo Realty & Development Co. Ltd.	20,000	616,137
Sumitomo Riko Co. Ltd.	2,000	20,556
Sumitomo Rubber Industries Ltd.	6,500	109,571
Sumitomo Seika Chemicals Co. Ltd.	400	19,595
Sumitomo Warehouse Co. Ltd. (The)	9,000	56,973
Sun Frontier Fudousan Co. Ltd.	1,000	10,029
Sundrug Co. Ltd.	600	22,352
Suntory Beverage & Food Ltd.	4,600	213,487
Sun-Wa Technos Corp.	600	7,932
Suruga Bank Ltd.	5,500	133,105
Suzuden Corp.	300	3,369
Suzuken Co. Ltd.	3,190	105,790
Suzuki Motor Corp.	15,000	710,825
SWCC Showa Holdings Co. Ltd.*	15,000	11,069
Sysmex Corp.	6,400	381,809
Systena Corp.	1,000	20,076
T Hasegawa Co. Ltd.	1,600	33,814
T RAD Co. Ltd.	4,000	12,625
T&D Holdings, Inc.	29,500	448,369
Tac Co. Ltd.	700	$1,543
Tachibana Eletech Co. Ltd.	840	11,412
Tachi-S Co. Ltd.	1,600	29,148
Tadano Ltd.	5,000	59,969
Taihei Dengyo Kaisha Ltd.	1,000	11,531
Taiheiyo Cement Corp.	61,787	224,680
Taiheiyo Kouhatsu, Inc.	4,000	3,485
Taiho Kogyo Co. Ltd.	800	10,100
Taikisha Ltd.	2,100	55,340
Taiko Pharmaceutical Co. Ltd.	400	7,874
Taisei Corp.	45,000	410,491
Taisei Lamick Co. Ltd.	300	7,802
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	152,034
Taiyo Holdings Co. Ltd.	900	40,409
Taiyo Nippon Sanso Corp.	7,600	85,206
Taiyo Yuden Co. Ltd.	4,700	73,629
Takachiho Koheki Co. Ltd.	500	4,881
Takadakiko Co. Ltd.	1,000	2,427
Takamatsu Construction Group Co. Ltd.	1,000	24,325
Takano Co. Ltd.	400	4,047
Takaoka Toko Co. Ltd.	400	5,797
Taka-Q Co. Ltd.	500	880
Takara Holdings, Inc.	6,000	62,414
Takara Leben Co. Ltd. (x)	4,400	19,716
Takara Printing Co. Ltd.	700	10,095
Takara Standard Co. Ltd.	2,500	40,787
Takasago International Corp.	800	30,087
Takasago Thermal Engineering Co. Ltd.	3,900	63,315
Takashima & Co. Ltd.	2,000	3,699
Takashimaya Co. Ltd.	1,000	9,504
Take And Give Needs Co. Ltd.	600	4,108
Takeda Pharmaceutical Co. Ltd.	27,800	1,411,071
Takihyo Co. Ltd.	1,000	4,179
Takuma Co. Ltd.	4,000	40,116
Tamron Co. Ltd.	1,200	20,730
Tamura Corp.	3,000	13,950
Tanaka Co. Ltd.	300	1,939
Tanseisha Co. Ltd.	1,950	20,701
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	12,127
Taya Co. Ltd.	200	1,197
Tayca Corp.	2,000	16,750
TBK Co. Ltd.	1,000	4,517
TDC Software Engineering, Inc.	400	4,492
TDK Corp.	4,300	282,525
Teac Corp.*	6,000	2,667
TechnoPro Holdings, Inc.	1,500	60,280
Teijin Ltd.	5,200	99,908
Teikoku Electric Manufacturing Co. Ltd.	800	8,187
Teikoku Sen-I Co. Ltd.	1,000	16,635
Teikoku Tsushin Kogyo Co. Ltd.	2,000	3,716
Tekken Corp.	8,000	23,756
Ten Allied Co. Ltd.*	800	2,845
Tenma Corp.	1,100	20,235
Terumo Corp.	11,000	432,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
T-Gaia Corp.	2,000	$37,911
THK Co. Ltd.	5,300	149,847
Tigers Polymer Corp.	600	3,942
TIS, Inc.	4,000	110,958
Titan Kogyo Ltd.	1,000	1,752
TKC Corp.	900	26,486
Toa Corp.	1,100	17,359
TOA Corp. (Osaka Securities Exchange)	1,000	9,602
TOA ROAD Corp.	2,000	8,357
Toabo Corp.	400	1,970
Toagosei Co. Ltd.	6,500	84,374
Tobishima Corp.	8,000	11,949
Tobu Railway Co. Ltd.	34,000	185,303
Tobu Store Co. Ltd.	100	2,747
TOC Co. Ltd.	4,700	44,336
Tocalo Co. Ltd.	600	19,738
Tochigi Bank Ltd. (The)	6,000	25,392
Toda Corp.	14,000	87,130
Toda Kogyo Corp.	1,000	2,454
Toei Co. Ltd.	5,000	47,388
Toenec Corp.	1,000	6,206
Toho Bank Ltd. (The)	10,000	35,119
Toho Co. Ltd.	5,400	166,117
TOHO Co. Ltd.	400	10,865
Toho Gas Co. Ltd.	21,000	152,727
Toho Holdings Co. Ltd.	3,700	72,766
Toho Titanium Co. Ltd.	2,100	16,225
Toho Zinc Co. Ltd.	7,000	29,375
Tohoku Bank Ltd. (The)	6,000	8,108
Tohoku Electric Power Co., Inc.	11,300	156,226
Tohto Suisan Co. Ltd.	200	3,323
Tokai Carbon Co. Ltd.	12,000	66,255
TOKAI Holdings Corp.	2,000	14,919
Tokai Rika Co. Ltd.	2,900	53,295
Tokai Senko KK	1,000	1,191
Tokai Tokyo Financial Holdings, Inc.	9,600	53,174
Token Corp.	520	63,893
Tokio Marine Holdings, Inc.	176,600	7,302,659
Tokushu Tokai Paper Co. Ltd.	800	28,913
Tokuyama Corp.*	11,000	52,910
Tokyo Broadcasting System Holdings, Inc.	3,700	65,365
Tokyo Century Corp.	2,800	111,776
Tokyo Dome Corp.	4,500	40,649
Tokyo Electric Power Co. Holdings, Inc.*	49,500	203,765
Tokyo Electron Ltd.	4,900	660,449
Tokyo Energy & Systems, Inc.	1,000	8,980
Tokyo Gas Co. Ltd.	45,000	233,772
Tokyo Individualized Educational Institute, Inc.	900	12,643
Tokyo Keiki, Inc.	4,000	9,922
Tokyo Kikai Seisakusho Ltd.*	3,000	1,947
Tokyo Ohka Kogyo Co. Ltd.	2,300	76,581
Tokyo Rakutenchi Co. Ltd.	2,000	10,260
Tokyo Rope Manufacturing Co. Ltd.	800	12,184
Tokyo Sangyo Co. Ltd.	1,000	3,939
Tokyo Seimitsu Co. Ltd.	100	3,214
Tokyo Steel Manufacturing Co. Ltd.	3,800	$32,130
Tokyo Tatemono Co. Ltd.	11,091	145,152
Tokyo Tekko Co. Ltd.	2,000	7,397
Tokyo Theatres Co., Inc.	4,000	5,050
Tokyo TY Financial Group, Inc.	1,451	39,927
Tokyotokeiba Co. Ltd.	800	20,342
Tokyu Construction Co. Ltd.	4,940	40,407
Tokyu Corp.	36,000	274,301
Tokyu Fudosan Holdings Corp.	22,174	130,905
Toli Corp.	3,000	9,976
Tomato Bank Ltd.	400	5,587
Tomen Devices Corp.	100	1,980
Tomoe Corp.	1,800	5,713
Tomoe Engineering Co. Ltd.	400	6,405
Tomoegawa Co. Ltd.	2,000	4,232
Tomoku Co. Ltd.	4,000	13,550
TOMONY Holdings, Inc.	9,400	45,715
Tomy Co. Ltd.	3,700	44,015
Tonami Holdings Co. Ltd.	2,000	7,468
Top Culture Co. Ltd.	400	1,767
Topcon Corp.	2,800	48,146
Toppan Forms Co. Ltd.	2,600	26,815
Toppan Printing Co. Ltd.	1,000	10,954
Topre Corp.	2,500	67,571
Topy Industries Ltd.	1,000	29,740
Toray Industries, Inc.	54,000	451,444
Torigoe Co. Ltd. (The)	1,200	8,589
Torii Pharmaceutical Co. Ltd.	800	19,467
Torishima Pump Manufacturing Co. Ltd.	1,500	15,137
Tose Co. Ltd.	300	6,212
Toshiba Corp. (x)*	169,000	408,395
Toshiba Machine Co. Ltd.	7,000	31,367
Toshiba Plant Systems & Services Corp.	2,000	31,509
Toshiba TEC Corp.	7,000	36,159
Tosho Printing Co. Ltd.	1,000	4,525
Tosoh Corp.	26,000	266,068
Totetsu Kogyo Co. Ltd.	1,000	30,540
TOTO Ltd.	6,500	247,922
Totoku Electric Co. Ltd.	100	1,819
Tottori Bank Ltd. (The)	300	4,548
Toukei Computer Co. Ltd.	200	4,965
Tow Co. Ltd.	600	4,422
Towa Bank Ltd. (The)	13,000	14,563
Towa Corp.	1,200	17,583
Towa Pharmaceutical Co. Ltd.	600	28,006
Toyo Construction Co. Ltd.	3,600	14,179
Toyo Corp.	1,600	15,406
Toyo Denki Seizo KK	400	5,925
Toyo Engineering Corp.	8,000	19,702
Toyo Ink SC Holdings Co. Ltd.	1,000	5,246
Toyo Kanetsu KK	6,000	16,484
Toyo Kohan Co. Ltd.	3,000	11,149
Toyo Logistics Co. Ltd.	1,000	2,641
Toyo Machinery & Metal Co. Ltd.	1,000	6,686
Toyo Securities Co. Ltd.	4,000	9,069
Toyo Seikan Group Holdings Ltd.	7,600	128,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Shutter Co. Ltd.	200	$1,127
Toyo Sugar Refining Co. Ltd.	2,000	2,080
Toyo Suisan Kaisha Ltd.	900	34,448
Toyo Tanso Co. Ltd.	700	12,092
Toyo Tire & Rubber Co. Ltd.	5,000	101,756
Toyo Wharf & Warehouse Co. Ltd.	3,000	4,881
Toyobo Co. Ltd.	17,000	31,136
Toyoda Gosei Co. Ltd.	2,400	57,165
Toyota Boshoku Corp.	1,800	33,736
Toyota Industries Corp.	7,000	367,815
Toyota Motor Corp.	91,180	4,777,273
Toyota Tsusho Corp.	9,300	278,235
TPR Co. Ltd.	1,500	48,344
Transcosmos, Inc.	1,600	38,266
Trend Micro, Inc.	4,900	252,243
Trusco Nakayama Corp.	3,000	71,563
TS Tech Co. Ltd.	2,300	66,868
TSI Holdings Co. Ltd.	4,825	34,662
Tsubakimoto Chain Co.	6,000	51,638
Tsubakimoto Kogyo Co. Ltd.	1,000	3,885
Tsudakoma Corp.*	3,000	4,854
Tsugami Corp.	3,000	21,498
Tsukamoto Corp. Co. Ltd.	2,000	2,294
Tsukishima Kikai Co. Ltd.	2,000	22,778
Tsukuba Bank Ltd.	5,400	16,228
Tsumura & Co.	2,700	109,464
Tsuruha Holdings, Inc.	1,700	180,316
Tsutsumi Jewelry Co. Ltd.	500	9,531
TV Asahi Holdings Corp.	3,000	54,012
Tv Tokyo Holdings Corp.	500	10,207
TYK Corp.	1,000	1,894
UACJ Corp.	12,266	33,589
Ube Industries Ltd.	1,000	2,569
Uchida Yoko Co. Ltd.	400	10,022
Ueki Corp.	1,000	2,427
UKC Holdings Corp.	700	11,763
Ulvac, Inc.	2,200	105,623
Unicafe, Inc.	300	2,619
Unicharm Corp.	17,000	426,530
Uniden Holdings Corp.*	3,000	6,641
Union Tool Co.	800	22,369
Unipres Corp.	1,600	35,507
United Arrows Ltd.	1,100	35,648
United Super Markets Holdings, Inc.	3,520	37,179
Unitika Ltd.*	29,000	21,400
U-Shin Ltd.	1,400	9,423
Ushio, Inc.	6,300	79,090
USS Co. Ltd.	9,100	180,665
Utoc Corp.	900	3,761
Valor Holdings Co. Ltd.	2,400	54,412
Vital KSK Holdings, Inc.	2,300	18,711
Wacoal Holdings Corp. (x)	1,000	13,505
Wacom Co. Ltd.	8,000	25,606
Wakachiku Construction Co. Ltd.	7,000	10,144
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,525
Warabeya Nichiyo Holdings Co. Ltd.	700	19,293
Watabe Wedding Corp.	300	$1,416
WATAMI Co. Ltd.	1,400	16,717
Weathernews, Inc.	300	10,016
Welcia Holdings Co. Ltd.	2,000	73,972
West Japan Railway Co.	6,900	486,850
Wood One Co. Ltd.	2,000	5,032
Xebio Holdings Co. Ltd.	1,400	24,670
YAC Holdings Co. Ltd.	500	5,859
Yahagi Construction Co. Ltd.	1,700	13,845
Yahoo Japan Corp. (x)	63,900	277,814
Yaizu Suisankagaku Industry Co. Ltd.	600	6,444
Yakult Honsha Co. Ltd.	5,200	353,679
YAMABIKO Corp.	2,000	21,534
Yamada Denki Co. Ltd. (x)	21,580	107,061
Yamada SxL Home Co. Ltd.*	6,000	4,481
Yamagata Bank Ltd. (The)	7,000	31,305
Yamaguchi Financial Group, Inc.	1,000	12,065
Yamaha Corp.	6,100	210,429
Yamaha Motor Co. Ltd.	12,300	316,918
Yamaichi Electronics Co. Ltd.	1,200	18,415
Yamanashi Chuo Bank Ltd. (The)	7,000	29,500
Yamashita Medical Instruments Co. Ltd.	100	1,547
Yamatane Corp.	600	8,759
Yamato Corp.	1,000	5,824
Yamato Holdings Co. Ltd.	14,700	297,790
Yamato International, Inc.	700	2,670
Yamato Kogyo Co. Ltd.	1,200	30,727
Yamaura Corp.	500	4,263
Yamaya Corp.	110	1,546
Yamazaki Baking Co. Ltd.	6,000	119,440
Yamazawa Co. Ltd.	300	4,780
Yamazen Corp.	4,700	47,595
Yaoko Co. Ltd.	1,000	42,721
Yaskawa Electric Corp.	9,000	190,522
Yasuda Logistics Corp.	1,000	6,535
Yellow Hat Ltd.	1,100	26,210
Yodogawa Steel Works Ltd.	1,800	47,515
Yokogawa Bridge Holdings Corp.	2,000	27,651
Yokogawa Electric Corp.	8,800	140,910
Yokohama Reito Co. Ltd.	2,600	24,503
Yokohama Rubber Co. Ltd. (The)	5,000	100,245
Yokowo Co. Ltd.	1,000	12,643
Yomeishu Seizo Co. Ltd.	500	9,122
Yomiuri Land Co. Ltd.	2,000	9,478
Yondenko Corp.	1,000	4,561
Yondoshi Holdings, Inc.	900	22,413
Yorozu Corp.	700	10,854
Yoshinoya Holdings Co. Ltd.	3,000	49,984
Yuasa Trading Co. Ltd.	1,200	36,381
Yuken Kogyo Co. Ltd.	2,000	4,036
Yurtec Corp.	2,000	13,639
Yusen Logistics Co. Ltd.	900	8,298
Yushin Precision Equipment Co. Ltd.	600	14,755
Yushiro Chemical Industry Co. Ltd.	600	8,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Zappallas, Inc.	1,000	$4,659
Zenkoku Hosho Co. Ltd.	2,400	98,048
Zenrin Co. Ltd.	1,700	49,122
Zensho Holdings Co. Ltd.	4,600	83,391
Zeon Corp.	7,000	74,497
ZERIA Pharmaceutical Co. Ltd.	1,100	20,342
Zuken, Inc.	800	11,202

		184,230,125

Jersey (0.0%)
Randgold Resources Ltd.	6,151	545,174

Macau (0.0%)
MGM China Holdings Ltd.	80,000	177,881

Mexico (0.4%)
Becle SAB de CV*	22,800	38,857
Fibra Uno Administracion SA de CV (REIT)	915,200	1,735,722
Fresnillo plc	12,042	233,066
Grupo Televisa SAB (ADR)	79,311	1,932,809

		3,940,454

Netherlands (4.2%)
ASML Holding NV	75,129	9,790,760
Heineken NV	67,080	6,522,271
ING Groep NV	394,855	6,809,853
Koninklijke Ahold Delhaize NV	110,000	2,103,155
Koninklijke Philips NV	88,128	3,129,879
Royal Dutch Shell plc, Class A	283,818	7,522,555
Royal Dutch Shell plc, Class B	236,405	6,350,555

		42,229,028

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	85,887
SKY Network Television Ltd.	9,950	25,008
SKYCITY Entertainment Group Ltd.	12,612	37,611
Spark New Zealand Ltd.	15,442	42,727
Trade Me Group Ltd.	13,185	51,278

		242,511

Norway (0.1%)
Statoil ASA	83,736	1,388,119

South Africa (0.1%)
Mondi plc	24,806	650,695

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria SA	1,349,778	11,200,079
Banco Santander SA	1,342,351	8,880,099
Iberdrola SA	587,415	4,651,461
Industria de Diseno Textil SA	108,131	4,150,896
Telefonica SA	426,920	4,406,989

		33,289,524

Sweden (1.2%)
Atlas Copco AB, Class A	210,464	8,069,115
Investor AB, Class B	83,897	4,043,133

		12,112,248

Switzerland (3.3%)
Cie Financiere Richemont SA (Registered)	56,988	$4,695,017
Coca-Cola HBC AG*	12,700	373,498
Glencore plc*	705,282	2,638,203
LafargeHolcim Ltd. (Registered)*	63,005	3,607,232
Nestle SA (Registered)	63,014	5,483,907
Novartis AG (Registered)	85,686	7,130,820
Roche Holding AG	13,829	3,521,787
UBS Group AG (Registered)*	313,918	5,316,538
Wolseley plc	17,072	1,047,956

		33,814,958

United Kingdom (16.7%)
3i Group plc	63,063	741,281
Admiral Group plc	12,783	333,484
Anglo American plc*	83,232	1,110,073
Ashtead Group plc	34,116	706,062
Associated British Foods plc	23,140	884,872
AstraZeneca plc	81,170	5,428,715
Aviva plc	264,335	1,810,929
Babcock International Group plc	33,507	384,261
BAE Systems plc	207,523	1,712,277
Barclays plc	1,098,340	2,900,405
Barratt Developments plc	71,420	524,173
BP plc	1,165,258	6,720,332
British American Tobacco plc	119,041	8,115,052
British Land Co. plc (The) (REIT)	106,678	841,298
BT Group plc	556,506	2,136,411
Bunzl plc	21,022	626,457
Burberry Group plc	29,041	628,264
Centrica plc	334,294	871,673
Compass Group plc	106,042	2,237,460
ConvaTec Group plc*§	384,362	1,597,954
CYBG plc (CHDI)*	42,653	154,408
Diageo plc	342,774	10,127,627
Direct Line Insurance Group plc	89,880	416,046
easyJet plc	16,309	288,674
Experian plc	65,771	1,349,199
GKN plc	106,406	451,799
GlaxoSmithKline plc	311,044	6,625,725
Great Portland Estates plc (REIT)	91,689	712,939
Hammerson plc (REIT)	51,731	387,081
Hargreaves Lansdown plc	15,090	255,895
HSBC Holdings plc	1,264,052	11,717,176
Imperial Brands plc	64,139	2,880,802
Indivior plc*	228,469	930,500
InterContinental Hotels Group plc	13,158	731,263
International Consolidated Airlines Group SA	121,144	962,482
Intertek Group plc	10,830	594,830
ITV plc	247,389	584,492
J Sainsbury plc	94,446	309,619
Janus Henderson Group plc (CHDI)	4,693	156,532
Johnson Matthey plc	12,801	478,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kingfisher plc	156,757	$613,934
Land Securities Group plc (REIT)	173,992	2,295,619
Legal & General Group plc	393,670	1,324,396
Liberty Global plc, Class A*	45,159	1,450,507
Liberty Global plc, Class C*	40,834	1,273,204
Liberty Global plc LiLAC, Class A*	4,307	93,763
Liberty Global plc LiLAC, Class C*	5,094	109,063
Lloyds Banking Group plc	7,563,771	6,516,723
London Stock Exchange Group plc	20,340	965,892
Marks & Spencer Group plc	108,582	471,362
Merlin Entertainments plc§	44,702	279,757
National Grid plc	226,406	2,806,692
Next plc	9,973	500,869
Old Mutual plc	332,698	838,046
Pearson plc	54,130	487,519
Persimmon plc	20,795	607,233
Prudential plc	169,839	3,895,452
Reckitt Benckiser Group plc	107,654	10,914,254
RELX plc	75,182	1,625,485
Rio Tinto Ltd. (x)	14,772	718,352
Rio Tinto plc	82,844	3,498,123
Rolls-Royce Holdings plc, Class C*†	39,755,527	51,780
Rolls-Royce Holdings plc*	668,490	7,757,712
Royal Bank of Scotland Group plc*	148,548	478,274
Royal Mail plc	40,340	221,302
RSA Insurance Group plc	68,900	552,342
Sage Group plc (The)	71,377	639,599
Schroders plc	7,268	293,831
Severn Trent plc	17,177	488,161
Sky plc	69,560	900,548
Smith & Nephew plc	59,743	1,031,013
SSE plc	67,344	1,274,458
St James’s Place plc	34,729	534,652
Standard Chartered plc*	794,151	8,038,906
Standard Life plc	128,830	669,668
Taylor Wimpey plc	214,642	492,586
Tesco plc*	526,295	1,157,078
Unilever NV (CVA)	144,808	7,991,763
Unilever plc	79,175	4,284,697
United Utilities Group plc	46,175	521,720
Vodafone Group plc	1,723,556	4,888,151
Weir Group plc (The)	68,674	1,548,283
Whitbread plc	11,968	618,365
WPP plc	88,328	1,856,791

		168,005,119

United States (4.6%)
Carnival plc	12,177	805,685
Iron Mountain, Inc. (CHDI) (REIT) (x)	3,710	125,238
Las Vegas Sands Corp.	265,122	16,938,644
News Corp. (CHDI), Class B	2,956	41,464
ResMed, Inc. (CHDI)	40,591	313,230
Schlumberger Ltd.	125,782	8,281,487
Shire plc	191,080	10,547,201
Sims Metal Management Ltd.	6,823	79,606
Wynn Resorts Ltd.	70,314	$9,430,514

		46,563,069

Total Common Stocks (89.9%) (Cost $799,606,684)		906,804,593

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	4,556,478	4,557,845

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	$500,000	500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $600,060, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $612,001. (xx)	600,000	600,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $419,145, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $427,487. (xx)	419,105	419,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $4,100,917, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $4,184,730. (xx)	$4,100,000	$4,100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		9,719,105

Total Short-Term Investments (1.4%) (Cost $14,277,046)		14,276,950

Total Investments (91.3%) (Cost $813,883,730)		921,081,543
Other Assets Less Liabilities (8.7%)		87,250,343

Net Assets (100%)		$1,008,331,886

*	Non-income producing.
†	Securities (totaling $51,780 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $1,877,711 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $9,423,163. This was secured by cash collateral of $9,719,105 which was subsequently invested in joint repurchase agreements with a total value of $9,719,105, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $244,835 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.750%, maturing 5/18/17-5/15/45.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$178,621,342	17.7%
Consumer Discretionary	121,044,046	12.0
Consumer Staples	118,732,486	11.8
Industrials	117,491,121	11.6
Health Care	114,166,800	11.3
Materials	65,163,724	6.5
Information Technology	55,305,045	5.5
Energy	49,006,134	4.9
Telecommunication Services	40,413,340	4.0
Real Estate	24,346,374	2.4
Utilities	22,514,181	2.2
Repurchase Agreements	9,719,105	1.0
Investment Companies	4,557,845	0.4
Cash and Other	87,250,343	8.7

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$5,418,028	$—	$263,429	$5,584,447	$221,382	$(8,908)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	982	September-17	$39,831,631	$38,481,797	$(1,349,834)
FTSE 100 Index	257	September-17	24,938,168	24,242,794	(695,374)
SPI 200 Index	89	September-17	9,760,075	9,660,552	(99,523)
TOPIX Index	168	September-17	23,919,273	24,070,416	151,143

					$(1,993,588)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Citibank NA	1,060	$814,034	$798,639	$15,395
British Pound vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	1,608	2,098,442	2,087,046	11,396
European Union Euro vs. U.S. Dollar, expiring 9/6/17	Deutsche Bank AG	459	525,592	519,014	6,578
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	3,008	3,448,505	3,397,234	51,271
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Citibank NA	459	525,855	525,041	814
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	225,022	2,007,008	2,053,183	(46,175)

					$39,279

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/6/17	Citibank NA	459	$524,791	$525,591	$(800)
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Deutsche Bank AG	403	453,645	462,167	(8,522)

					$(9,322)

					$29,957

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following in (USD): AUD 8,831,949, CAD 748, CHF 710, EUR 34,235,198, GBP 21,720,828, JPY 22,315,358, NOK 5 and TWD 76.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,228,504	$89,815,542	$—	$121,044,046
Consumer Staples	768,718	117,963,768	—	118,732,486
Energy	8,281,487	40,724,647	—	49,006,134
Financials	7,072,618	171,548,724	—	178,621,342
Health Care	3,899,364	110,267,436	—	114,166,800
Industrials	—	117,439,341	51,780	117,491,121
Information Technology	8,025,946	47,279,099	—	55,305,045
Materials	6,705,002	58,458,722	—	65,163,724
Real Estate	1,735,722	22,610,652	—	24,346,374
Telecommunication Services	—	40,413,340	—	40,413,340
Utilities	—	22,514,181	—	22,514,181
Forward Currency Contracts	—	85,454	—	85,454
Futures	151,143	—	—	151,143
Short-Term Investments
Investment Companies	4,557,845	—	—	4,557,845
Repurchase Agreements	—	9,719,105	—	9,719,105

Total Assets	$72,426,349	$848,840,011	$51,780	$921,318,140

Liabilities:
Forward Currency Contracts	$—	$(55,497)	$—	$(55,497)
Futures	(2,144,731)	—	—	(2,144,731)

Total Liabilities	$(2,144,731)	$(55,497)	$—	$(2,200,228)

Total	$70,281,618	$848,784,514	$51,780	$919,117,912

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$85,454
Equity contracts	Receivables, Net assets – Unrealized appreciation	151,143	*

Total		$236,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(55,497)
Equity contracts	Receivables, Net assets – Unrealized depreciation	(2,144,731)*

Total		$(2,200,228)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$319,816	$319,816
Equity contracts	9,547,672	—	9,547,672

Total	$9,547,672	$319,816	$9,867,488

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$153,360	$153,360
Equity contracts	(4,382,265)	—	(4,382,265)

Total	$(4,382,265)	$153,360	$(4,228,905)

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $9,705,000 and futures contracts with an average notional balance of approximately $90,817,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$51,271	$(46,175)	$—	$5,096
Citibank NA	16,209	(800)	—	15,409
Deutsche Bank AG	6,578	(6,578)	—	—
Morgan Stanley	11,396	—	—	11,396

Total	$85,454	$(53,553)	$—	$31,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$46,175	$(46,175)	$—	$—
Citibank NA	800	(800)	—	—
Deutsche Bank AG	8,522	(6,578)	—	1,944

Total	$55,497	$(53,553)	$—	$1,944

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,209,112
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,359,301

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,512,657
Aggregate gross unrealized depreciation	(91,007,838)

Net unrealized appreciation	$102,504,819

Federal income tax cost of investments	$818,576,724

For the six months ended June 30, 2017, the Portfolio incurred approximately $787 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $4,435,787)	$5,584,447
Unaffiliated Issuers (Cost $799,728,838)	905,777,991
Repurchase Agreements (Cost $9,719,105)	9,719,105
Cash	2,387,971
Foreign cash (Cost $90,086,999)	87,104,872
Cash held as collateral at broker	5,387,280
Dividends, interest and other receivables	3,584,602
Receivable for securities sold	1,629,366
Unrealized appreciation on forward foreign currency contracts	85,454
Receivable from Separate Accounts for Trust shares sold	66,805
Security lending income receivable	20,113
Other assets	11,019

Total assets	1,021,359,025

LIABILITIES
Payable for return of collateral on securities loaned	9,719,105
Payable for securities purchased	1,344,927
Due to broker for futures variation margin	662,460
Investment management fees payable	503,138
Payable to Separate Accounts for Trust shares redeemed	324,994
Distribution fees payable – Class IB	155,833
Administrative fees payable	103,714
Unrealized depreciation on forward foreign currency contracts	55,497
Distribution fees payable – Class IA	4,467
Trustees’ fees payable	2,665
Accrued expenses	150,339

Total liabilities	13,027,139

NET ASSETS	$1,008,331,886

Net assets were comprised of:
Paid in capital	$1,378,535,069
Accumulated undistributed net investment income (loss)	8,490,294
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(480,937,481)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	102,244,004

Net assets	$1,008,331,886

Class IA
Net asset value, offering and redemption price per share, $21,511,035 / 1,642,056 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.10

Class IB
Net asset value, offering and redemption price per share, $749,799,868 / 57,223,997 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.10

Class K
Net asset value, offering and redemption price per share, $237,020,983 / 18,027,640 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.15

(x)	Includes value of securities on loan of $9,423,163.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($221,382 of dividend income received from affiliates) (net of $1,579,702 foreign withholding tax)	$17,005,706
Securities lending (net)	136,212

Total income	17,141,918

EXPENSES
Investment management fees	2,920,742
Distribution fees – Class IB	904,585
Administrative fees	603,808
Custodian fees	90,252
Professional fees	55,801
Printing and mailing expenses	36,869
Distribution fees – Class IA	25,677
Trustees’ fees	11,354
Miscellaneous	17,553

Total expenses	4,666,641

NET INVESTMENT INCOME (LOSS)	12,475,277

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(8,908) of realized gain (loss) from affiliates)	833,729
Futures	9,547,672
Foreign currency transactions	365,990

Net realized gain (loss)	10,747,391

Change in unrealized appreciation (depreciation) on:
Investments ($429,848 of change in unrealized appreciation (depreciation) from affiliates)	99,879,394
Futures	(4,382,265)
Foreign currency translations	5,333,998

Net change in unrealized appreciation (depreciation)	100,831,127

NET REALIZED AND UNREALIZED GAIN (LOSS)	111,578,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,053,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,475,277	$18,490,918
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	10,747,391	(31,087,630)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	100,831,127	18,090,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,053,795	5,493,859

DIVIDENDS:
Dividends from net investment income
Class IA	—	(92,606)
Class IB	—	(3,265,438)
Class K	—	(1,594,976)

TOTAL DIVIDENDS	—	(4,953,020)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 48,200 and 104,125 shares, respectively ]	594,090	1,167,666
Capital shares issued in reinvestment of dividends [ 0 and 8,068 shares, respectively ]	—	92,606
Capital shares repurchased [ (107,583) and (225,438) shares, respectively ]	(1,324,296)	(2,525,249)

Total Class IA transactions	(730,206)	(1,264,977)

Class IB
Capital shares sold [ 654,231 and 2,171,080 shares, respectively ]	8,080,311	24,275,827
Capital shares issued in reinvestment of dividends [ 0 and 284,450 shares, respectively ]	—	3,265,438
Capital shares repurchased [ (3,489,101) and (7,452,668) shares, respectively ]	(43,537,918)	(83,935,506)

Total Class IB transactions	(35,457,607)	(56,394,241)

Class K
Capital shares sold [ 80,893 and 43,010 shares, respectively ]	992,995	481,926
Capital shares issued in reinvestment of dividends [ 0 and 138,650 shares, respectively ]	—	1,594,976
Capital shares repurchased [ (1,178,229) and (2,903,475) shares, respectively ]	(14,638,768)	(32,705,828)

Total Class K transactions	(13,645,773)	(30,628,926)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,833,586)	(88,288,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,220,209	(87,747,305)
NET ASSETS:
Beginning of period	934,111,677	1,021,858,982

End of period (a)	$1,008,331,886	$934,111,677

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,490,294	$(3,984,983)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013		2012
Net asset value, beginning of period	$11.54		$11.51	$11.90	$13.04	$11.05		$9.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	###	0.21	0.20	0.22	0.14	##	0.17
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.41		(0.13)	(0.58)	(1.15)	1.99		1.49

Total from investment operations	1.56		0.08	(0.38)	(0.93)	2.13		1.66

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	(0.21)	(0.14)		(0.19)

Net asset value, end of period	$13.10		$11.54	$11.51	$11.90	$13.04		$11.05

Total return (b)	13.52%		0.74%	(3.17)%	(7.13)%	19.33%		17.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,511		$19,635	$20,886	$22,830	$25,950		$23,897
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%		1.02%	1.01%	1.02%	1.03%		1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.02%		1.02%	1.01%	1.02%	1.03%		1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.02%		1.02%	1.01%	1.02%	1.03%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.50	%(dd)	1.88%	1.61%	1.69%	1.20	%(aa)	1.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.50	%(dd)	1.88%	1.61%	1.69%	1.20	%(aa)	1.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.50	%(dd)	1.87%	1.61%	1.69%	1.20	%(aa)	1.70%
Portfolio turnover rate (z)^	2%		6%	12%	7%	12%		8%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013		2012
Net asset value, beginning of period	$11.54		$11.51	$11.90	$13.05	$11.06		$9.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	###	0.21	0.20	0.22	0.14	##	0.17
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.41		(0.13)	(0.58)	(1.16)	1.99		1.50

Total from investment operations	1.56		0.08	(0.38)	(0.94)	2.13		1.67

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	(0.21)	(0.14)		(0.19)

Net asset value, end of period	$13.10		$11.54	$11.51	$11.90	$13.05		$11.06

Total return (b)	13.52%		0.74%	(3.17)%	(7.20)%	19.31%		17.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$749,800		$693,243	$748,925	$824,055	$972,486		$916,454
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%		1.02%	1.01%	1.02%	1.03%		1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.02%		1.02%	1.01%	1.02%	1.03%		1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.02%		1.02%	1.01%	1.02%	1.03%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.50	%(ee)	1.88%	1.60%	1.69%	1.21	%(bb)	1.69%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.50	%(ee)	1.88%	1.60%	1.69%	1.21	%(bb)	1.69%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.50	%(ee)	1.87%	1.60%	1.69%	1.21	%(bb)	1.69%
Portfolio turnover rate (z)^	2%		6%	12%	7%	12%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013		2012
Net asset value, beginning of period	$11.57		$11.54	$11.90	$13.04	$11.05		$9.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	###	0.24	0.23	0.25	0.17	##	0.20
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.41		(0.13)	(0.58)	(1.15)	1.99		1.49

Total from investment operations	1.58		0.11	(0.35)	(0.90)	2.16		1.69

Less distributions:
Dividends from net investment income	—		(0.08)	(0.01)	(0.24)	(0.17)		(0.22)

Net asset value, end of period	$13.15		$11.57	$11.54	$11.90	$13.04		$11.05

Total return (b)	13.66%		0.99%	(2.92)%	(6.89)%	19.63%		17.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,021		$221,234	$252,048	$287,258	$326,425		$288,395
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.77%		0.77%	0.76%	0.77%	0.78%		0.80%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.77%		0.77%	0.76%	0.77%	0.78%		0.80%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.77%		0.77%	0.76%	0.77%	0.78%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.75	%(ff)	2.13%	1.86%	1.94%	1.46	%(cc)	1.93%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.75	%(ff)	2.13%	1.86%	1.94%	1.46	%(cc)	1.93%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.75	%(ff)	2.13%	1.86%	1.94%	1.46	%(cc)	1.93%
Portfolio turnover rate (z)^	2%		6%	12%	7%	12%		8%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.14 for Class IA, Class IB and Class K respectively.
###	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.02, $0.02, and $0.04 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.97% for income after waivers and reimbursements, 0.97% after waivers, reimbursements, and fees paid indirectly, and 0.97% before waivers, reimbursements, and fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.98% for income after waiver and reimbursement, 0.98% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be 1.23% for income after waivers and reimbursements, 1.23% after waivers, reimbursements, and fees paid indirectly, and 1.23% before waivers, reimbursements, and fees paid indirectly.
(dd)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.36% for income after waivers and reimbursements, 0.36% after waivers, reimbursements, and fees paid indirectly, and 0.36% before waivers, reimbursements, and fees paid indirectly.
(ee)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be 0.36% for income after waivers and reimbursements, 0.36% after waivers, reimbursements, and fees paid indirectly, and 0.36% before waivers, reimbursements, and fees paid indirectly.
(ff)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be 0.60% for income after waivers and reimbursements, 0.60% after waivers, reimbursements, and fees paid indirectly, and 0.60% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	18.2%
Health Care	12.1
Financials	11.9
Consumer Discretionary	11.7
Exchange Traded Funds	8.3
Industrials	7.8
Consumer Staples	6.2
Energy	4.9
Investment Companies	2.4
Materials	2.4
Real Estate	2.2
Utilities	1.9
Repurchase Agreements	1.4
Telecommunication Services	1.3
Cash and Other	7.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,103.59	$4.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.40	4.44
Class IB
Actual	1,000.00	1,103.59	4.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.40	4.44
Class K
Actual	1,000.00	1,104.62	3.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.19

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.89%, 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.5%)
BorgWarner, Inc.	13,130	$556,187
Delphi Automotive plc	149,924	13,140,838
Goodyear Tire & Rubber Co. (The)	15,812	552,788

		14,249,813

Automobiles (0.2%)
Ford Motor Co.	251,465	2,813,893
General Motors Co.	88,520	3,092,004
Harley-Davidson, Inc. (x)	11,208	605,456

		6,511,353

Distributors (0.1%)
Genuine Parts Co.	9,441	875,748
LKQ Corp.*	19,653	647,566

		1,523,314

Diversified Consumer Services (0.3%)
Grand Canyon Education, Inc.*	82,135	6,440,206
H&R Block, Inc.	12,941	400,006

		6,840,212

Hotels, Restaurants & Leisure (1.8%)
Aramark	185,883	7,617,485
Carnival Corp.	26,792	1,756,751
Chipotle Mexican Grill, Inc.*	1,848	768,953
Darden Restaurants, Inc.	8,015	724,877
Hilton Worldwide Holdings, Inc.	13,208	816,915
Marriott International, Inc., Class A	20,027	2,008,908
McDonald’s Corp.	52,540	8,047,026
Norwegian Cruise Line Holdings Ltd.*	91,000	4,940,390
Royal Caribbean Cruises Ltd.	10,777	1,177,172
Starbucks Corp.	187,327	10,923,038
Wyndham Worldwide Corp.	6,781	680,880
Wynn Resorts Ltd.	21,747	2,916,708
Yum Brands, Inc.	45,125	3,328,420
Yum China Holdings, Inc.*	22,800	899,004

		46,606,527

Household Durables (1.1%)
DR Horton, Inc.	21,904	757,221
Garmin Ltd.	7,490	382,215
Leggett & Platt, Inc.	8,285	435,211
Lennar Corp., Class A	44,402	2,367,515
Mohawk Industries, Inc.*	4,062	981,745
Newell Brands, Inc.	248,722	13,336,473
PulteGroup, Inc.	18,304	448,997
TRI Pointe Group, Inc.*	477,112	6,293,107
Whirlpool Corp.	26,779	5,131,392

		30,133,876

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	28,809	27,887,113
Expedia, Inc.	37,935	5,650,418
Netflix, Inc.*	27,705	4,139,404
Priceline Group, Inc. (The)*	9,835	18,396,564
TripAdvisor, Inc.*	6,801	259,798

		56,333,297

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	280,800	$5,571,072
Callaway Golf Co.	203,768	2,604,155
Hasbro, Inc.	7,252	808,671
Mattel, Inc.	21,629	465,672

		9,449,570

Media (2.6%)
CBS Corp. (Non-Voting), Class B	23,950	1,527,531
Charter Communications, Inc., Class A*	36,691	12,359,363
Comcast Corp., Class A	369,573	14,383,781
Discovery Communications, Inc., Class A (x)*	9,912	256,027
Discovery Communications, Inc., Class C*	13,590	342,604
DISH Network Corp., Class A*	14,663	920,250
Gannett Co., Inc.	117,322	1,023,048
Interpublic Group of Cos., Inc. (The)	25,469	626,537
News Corp., Class A	23,685	324,485
News Corp., Class B	8,455	119,638
Omnicom Group, Inc.	15,106	1,252,287
Scripps Networks Interactive, Inc., Class A	41,258	2,818,334
Time Warner, Inc.	49,991	5,019,596
Twenty-First Century Fox, Inc., Class A	67,834	1,922,416
Twenty-First Century Fox, Inc., Class B	459,267	12,799,772
Viacom, Inc., Class B	22,756	763,919
Walt Disney Co. (The)	93,493	9,933,631

		66,393,219

Multiline Retail (0.3%)
Dollar General Corp.	49,510	3,569,175
Dollar Tree, Inc.*	15,087	1,054,883
Kohl’s Corp. (x)	10,989	424,945
Macy’s, Inc.	19,810	460,384
Nordstrom, Inc. (x)	6,961	332,945
Target Corp.	35,744	1,869,054

		7,711,386

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	15,786	1,840,490
AutoNation, Inc. (x)*	4,243	178,885
AutoZone, Inc.*	7,343	4,188,888
Bed Bath & Beyond, Inc.	9,357	284,453
Best Buy Co., Inc.	17,102	980,458
CarMax, Inc. (x)*	11,772	742,342
Foot Locker, Inc.	8,223	405,229
Gap, Inc. (The) (x)	14,189	312,016
Home Depot, Inc. (The)	137,716	21,125,633
L Brands, Inc.	15,722	847,259
Lowe’s Cos., Inc.	55,311	4,288,262
Office Depot, Inc.	330,491	1,863,969
O’Reilly Automotive, Inc.*	5,894	1,289,254
Ross Stores, Inc.	25,390	1,465,765
Signet Jewelers Ltd. (x)	4,573	289,197
Staples, Inc.	244,840	2,465,539
Tiffany & Co.	6,991	656,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TJX Cos., Inc. (The)	41,466	$2,992,601
Tractor Supply Co. (x)	8,287	449,238
Ulta Beauty, Inc.*	3,719	1,068,617

		47,734,340

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	17,874	846,155
Hanesbrands, Inc. (x)	23,473	543,635
Michael Kors Holdings Ltd.*	10,045	364,131
NIKE, Inc., Class B	148,569	8,765,571
PVH Corp.	5,156	590,362
Ralph Lauren Corp. (x)	3,769	278,152
Under Armour, Inc., Class A (x)*	12,103	263,361
Under Armour, Inc., Class C (x)*	11,167	225,127
VF Corp.	20,651	1,189,498

		13,065,992

Total Consumer Discretionary		306,552,899

Consumer Staples (6.2%)
Beverages (1.1%)
Brown-Forman Corp., Class B	11,345	551,367
Coca-Cola Co. (The)	247,870	11,116,969
Constellation Brands, Inc., Class A	11,133	2,156,796
Dr Pepper Snapple Group, Inc.	11,775	1,072,820
Molson Coors Brewing Co., Class B	11,746	1,014,150
Monster Beverage Corp.*	25,917	1,287,557
PepsiCo, Inc.	92,082	10,634,550

		27,834,209

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	28,245	4,517,223
CVS Health Corp.	65,672	5,283,969
Kroger Co. (The)	58,827	1,371,846
Sysco Corp.	32,022	1,611,667
Walgreens Boots Alliance, Inc.	55,046	4,310,652
Wal-Mart Stores, Inc.	238,305	18,034,922
Whole Foods Market, Inc.	20,154	848,685

		35,978,964

Food Products (1.3%)
Archer-Daniels-Midland Co.	36,771	1,521,584
Campbell Soup Co.	12,416	647,494
Conagra Brands, Inc.	26,441	945,530
General Mills, Inc.	37,329	2,068,027
Hershey Co. (The)	9,154	982,865
Hormel Foods Corp. (x)	55,093	1,879,222
JM Smucker Co. (The)	7,604	899,781
Kellogg Co.	16,151	1,121,848
Kraft Heinz Co. (The)	83,169	7,122,593
McCormick & Co., Inc. (Non-Voting)	7,231	705,095
Mondelez International, Inc., Class A	195,530	8,444,942
Nomad Foods Ltd.*	409,457	5,777,438
Tyson Foods, Inc., Class A	18,483	1,157,590

		33,274,009

Household Products (1.0%)
Church & Dwight Co., Inc.	16,067	$833,556
Clorox Co. (The)	8,234	1,097,098
Colgate-Palmolive Co.	56,854	4,214,587
Kimberly-Clark Corp.	22,876	2,953,520
Procter & Gamble Co. (The)	207,060	18,045,280

		27,144,041

Personal Products (0.4%)
Coty, Inc., Class A	29,675	556,703
Estee Lauder Cos., Inc. (The), Class A	97,406	9,349,028

		9,905,731

Tobacco (1.1%)
Altria Group, Inc.	124,710	9,287,154
Philip Morris International, Inc.	143,616	16,867,699
Reynolds American, Inc.	53,194	3,459,738

		29,614,591

Total Consumer Staples		163,751,545

Energy (4.5%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	27,348	1,490,739
Ensco plc, Class A	176,816	912,371
Halliburton Co.	273,109	11,664,485
Helmerich & Payne, Inc. (x)	6,714	364,839
National Oilwell Varco, Inc.	24,795	816,747
Schlumberger Ltd.	114,976	7,570,020
TechnipFMC plc*	29,584	804,685
Transocean Ltd. (x)*	25,207	207,454

		23,831,340

Oil, Gas & Consumable Fuels (3.6%)
Anadarko Petroleum Corp.	36,086	1,636,139
Apache Corp.	24,357	1,167,431
Cabot Oil & Gas Corp.	30,008	752,601
Chesapeake Energy Corp. (x)*	46,352	230,369
Chevron Corp.	152,724	15,933,695
Cimarex Energy Co.	6,065	570,171
Concho Resources, Inc.*	9,399	1,142,260
ConocoPhillips	99,303	4,365,360
Devon Energy Corp.	146,033	4,668,675
Enbridge, Inc.	33,100	1,317,711
EOG Resources, Inc.	73,419	6,645,888
EQT Corp.	11,325	663,532
Exxon Mobil Corp.	273,136	22,050,269
Hess Corp.	17,622	773,077
Kinder Morgan, Inc.	204,828	3,924,504
Kosmos Energy Ltd. (x)*	1,175,075	7,532,231
Marathon Oil Corp.	55,405	656,549
Marathon Petroleum Corp.	33,438	1,749,811
Murphy Oil Corp. (x)	10,762	275,830
Newfield Exploration Co.*	12,840	365,426
Noble Energy, Inc.	59,295	1,678,049
Occidental Petroleum Corp.	72,502	4,340,695
ONEOK, Inc. (x)	24,466	1,276,147
Phillips 66	28,374	2,346,246
Pioneer Natural Resources Co.	10,966	1,749,954
Range Resources Corp.	12,126	280,959
Tesoro Corp.	9,722	909,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Valero Energy Corp.	28,987	$1,955,463
Williams Cos., Inc. (The)	114,922	3,479,838

		94,438,859

Total Energy		118,270,199

Financials (11.5%)
Banks (4.8%)
Bank of America Corp.	641,503	15,562,863
BB&T Corp.	52,053	2,363,727
Citigroup, Inc.	360,632	24,119,068
Citizens Financial Group, Inc.	93,072	3,320,809
Comerica, Inc.	11,266	825,122
Fifth Third Bancorp	48,389	1,256,178
Huntington Bancshares, Inc.	383,632	5,186,705
JPMorgan Chase & Co.	401,853	36,729,363
KeyCorp	70,655	1,324,075
M&T Bank Corp.	9,936	1,609,135
People’s United Financial, Inc.	22,197	391,999
PNC Financial Services Group, Inc. (The)‡	31,249	3,902,062
Regions Financial Corp.	78,039	1,142,491
SunTrust Banks, Inc.	31,165	1,767,679
US Bancorp	102,116	5,301,863
Wells Fargo & Co.	439,073	24,329,035
Zions Bancorp.	13,244	581,544

		129,713,718

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	3,632	602,404
Ameriprise Financial, Inc.	9,827	1,250,879
Ares Capital Corp.	282,075	4,620,389
Bank of New York Mellon Corp. (The)	100,571	5,131,132
BlackRock, Inc.‡	7,850	3,315,919
CBOE Holdings, Inc.	6,048	552,787
Charles Schwab Corp. (The)	78,311	3,364,241
CME Group, Inc.	41,265	5,168,029
E*TRADE Financial Corp.*	17,135	651,644
Franklin Resources, Inc.	21,931	982,289
Goldman Sachs Group, Inc. (The)	23,597	5,236,174
Intercontinental Exchange, Inc.	84,465	5,567,933
Invesco Ltd.	70,126	2,467,734
Moody’s Corp.	68,049	8,280,201
Morgan Stanley	91,813	4,091,187
Nasdaq, Inc.	27,315	1,952,749
Northern Trust Corp.	13,911	1,352,288
Raymond James Financial, Inc.	8,262	662,778
S&P Global, Inc.	16,650	2,430,734
State Street Corp.	33,297	2,987,740
T. Rowe Price Group, Inc.	15,473	1,148,251

		61,817,482

Consumer Finance (0.4%)
American Express Co.	48,395	4,076,794
Capital One Financial Corp.	31,132	2,572,126
Discover Financial Services	24,507	1,524,090
Navient Corp.	18,367	305,811
Synchrony Financial	49,252	1,468,695

		9,947,516

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	178,692	$30,265,064
Leucadia National Corp.	20,280	530,525

		30,795,589

Insurance (2.4%)
Aflac, Inc.	25,581	1,987,132
Allstate Corp. (The)	23,471	2,075,775
American International Group, Inc.	56,511	3,533,068
Aon plc	59,476	7,907,335
Arthur J Gallagher & Co	97,144	5,561,494
Assurant, Inc.	3,396	352,131
Assured Guaranty Ltd.	199,029	8,307,471
Chubb Ltd.	58,121	8,449,632
Cincinnati Financial Corp. (x)	9,585	694,433
Everest Re Group Ltd.	2,647	673,900
Hartford Financial Services Group, Inc. (The)	23,680	1,244,858
Lincoln National Corp.	14,549	983,221
Loews Corp.	17,776	832,095
Marsh & McLennan Cos., Inc.	80,938	6,309,926
MetLife, Inc.	69,646	3,826,351
Principal Financial Group, Inc.	17,278	1,107,001
Progressive Corp. (The)	37,502	1,653,463
Prudential Financial, Inc.	27,717	2,997,316
Torchmark Corp.	7,022	537,183
Travelers Cos., Inc. (The)	17,949	2,271,087
Unum Group	14,510	676,601
Willis Towers Watson plc	8,204	1,193,354
XL Group Ltd.	16,853	738,161

		63,912,988

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
PennyMac Mortgage Investment Trust (REIT)	371,863	6,801,374

Total Financials		302,988,667

Health Care (12.1%)
Biotechnology (3.2%)
AbbVie, Inc.	102,585	7,438,438
Agios Pharmaceuticals, Inc. (x)*	53,900	2,773,155
Alexion Pharmaceuticals, Inc.*	14,450	1,758,132
Alkermes plc*	76,400	4,428,908
Amgen, Inc.	47,380	8,160,257
Biogen, Inc.*	13,770	3,736,627
Celgene Corp.*	50,332	6,536,617
Gilead Sciences, Inc.	255,950	18,116,142
Grifols SA (ADR)	386,975	8,176,782
Incyte Corp.*	83,703	10,539,045
Kite Pharma, Inc. (x)*	39,600	4,105,332
Regeneron Pharmaceuticals, Inc.*	4,899	2,406,095
Seattle Genetics, Inc.*	44,400	2,297,256
Ultragenyx Pharmaceutical, Inc. (x)*	34,000	2,111,740
Vertex Pharmaceuticals, Inc.*	15,999	2,061,791

		84,646,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	111,856	$5,437,320
Align Technology, Inc.*	4,867	730,634
Baxter International, Inc.	31,402	1,901,077
Becton Dickinson and Co.	14,655	2,859,337
Boston Scientific Corp.*	87,983	2,438,889
Cooper Cos., Inc. (The)	3,149	753,934
CR Bard, Inc.	4,653	1,470,860
Danaher Corp.	74,638	6,298,701
DENTSPLY SIRONA, Inc.	14,585	945,691
Edwards Lifesciences Corp.*	13,524	1,599,078
Hologic, Inc.*	17,750	805,495
IDEXX Laboratories, Inc.*	5,624	907,826
Intuitive Surgical, Inc.*	2,372	2,218,698
Medtronic plc	354,373	31,450,604
Stryker Corp.	19,986	2,773,657
Varian Medical Systems, Inc.*	5,825	601,082
Zimmer Biomet Holdings, Inc.	12,953	1,663,165

		64,856,048

Health Care Providers & Services (2.1%)
Aetna, Inc.	21,370	3,244,607
AmerisourceBergen Corp.	10,622	1,004,098
Anthem, Inc.	17,023	3,202,537
Cardinal Health, Inc.	20,339	1,584,815
Centene Corp.*	11,105	887,067
Cigna Corp.	16,598	2,778,339
DaVita, Inc.*	9,876	639,570
Envision Healthcare Corp.*	7,296	457,240
Express Scripts Holding Co.*	38,259	2,442,455
HCA Healthcare, Inc.*	18,448	1,608,666
Henry Schein, Inc.*	5,043	922,970
Humana, Inc.	22,903	5,510,920
Laboratory Corp. of America Holdings*	6,628	1,021,640
McKesson Corp.	13,659	2,247,452
Patterson Cos., Inc. (x)	5,055	237,332
Quest Diagnostics, Inc.	8,820	980,431
UnitedHealth Group, Inc.	138,268	25,637,652
Universal Health Services, Inc., Class B	5,693	695,001

		55,102,792

Health Care Technology (0.2%)
Cerner Corp.*	81,994	5,450,141

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	20,885	1,238,689
Illumina, Inc.*	9,440	1,638,029
Mettler-Toledo International, Inc.*	1,643	966,971
PerkinElmer, Inc.	7,153	487,405
Thermo Fisher Scientific, Inc.	140,393	24,494,367
Waters Corp.*	5,178	951,924

		29,777,385

Pharmaceuticals (3.0%)
Akorn, Inc.*	165,200	5,540,808
Allergan plc	21,650	5,262,899
Bristol-Myers Squibb Co.	106,194	5,917,130
Eli Lilly & Co.	89,996	7,406,671
Johnson & Johnson	173,645	22,971,496

Mallinckrodt plc*	6,201	$277,867
Merck & Co., Inc.	176,310	11,299,708
Mylan NV*	29,423	1,142,201
Perrigo Co. plc (x)	9,292	701,732
Pfizer, Inc.	384,689	12,921,703
Phibro Animal Health Corp., Class A	101,562	3,762,872
Zoetis, Inc.	31,703	1,977,633

		79,182,720

Total Health Care		319,015,403

Industrials (7.8%)
Aerospace & Defense (2.0%)
Arconic, Inc.	27,952	633,113
Boeing Co. (The)	36,184	7,155,386
General Dynamics Corp.	71,964	14,256,067
Hexcel Corp.	61,025	3,221,510
L3 Technologies, Inc.	5,036	841,415
Lockheed Martin Corp.	16,065	4,459,805
Northrop Grumman Corp.	11,227	2,882,083
Raytheon Co.	18,824	3,039,700
Rockwell Collins, Inc.	10,411	1,093,988
Textron, Inc.	17,394	819,257
TransDigm Group, Inc.	27,252	7,327,245
United Technologies Corp.	48,032	5,865,188

		51,594,757

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc. (x)	53,198	3,653,639
Expeditors International of Washington, Inc.	11,614	655,959
FedEx Corp.	15,856	3,445,984
United Parcel Service, Inc., Class B	89,576	9,906,210

		17,661,792

Airlines (0.3%)
Alaska Air Group, Inc.	8,014	719,337
American Airlines Group, Inc.	31,752	1,597,761
Delta Air Lines, Inc.	47,446	2,549,747
Southwest Airlines Co.	38,977	2,422,031
United Continental Holdings, Inc.*	18,164	1,366,841

		8,655,717

Building Products (0.2%)
Allegion plc	6,097	494,589
Fortune Brands Home & Security, Inc.	9,764	637,003
Johnson Controls International plc	60,458	2,621,459
Masco Corp.	20,624	788,043

		4,541,094

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,679	715,781
Covanta Holding Corp. (x)	21,495	283,734
Republic Services, Inc.	14,610	931,095
Stericycle, Inc.*	5,667	432,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Waste Connections, Inc.	66,094	$4,257,744
Waste Management, Inc.	26,028	1,909,154

		8,530,013

Construction & Engineering (0.0%)
Fluor Corp.	9,010	412,478
Jacobs Engineering Group, Inc.	7,882	428,701
Quanta Services, Inc.*	9,617	316,592

		1,157,771

Electrical Equipment (0.5%)
Acuity Brands, Inc. (x)	2,884	586,260
AMETEK, Inc.	14,853	899,646
Eaton Corp. plc	84,644	6,587,843
Emerson Electric Co.	41,586	2,479,357
Rockwell Automation, Inc.	8,272	1,339,733

		11,892,839

Industrial Conglomerates (1.8%)
3M Co.	38,521	8,019,687
General Electric Co.	881,659	23,813,610
Honeywell International, Inc.	102,566	13,671,022
Roper Technologies, Inc.	6,587	1,525,088

		47,029,407

Machinery (1.1%)
Allison Transmission Holdings, Inc.	67,180	2,519,922
Caterpillar, Inc.	37,977	4,081,008
Cummins, Inc.	9,973	1,617,820
Deere & Co.	44,615	5,513,967
Dover Corp.	10,104	810,543
Flowserve Corp.	8,478	393,634
Fortive Corp.	19,219	1,217,524
IDEX Corp.	21,037	2,377,391
Illinois Tool Works, Inc.	20,106	2,880,185
Ingersoll-Rand plc	16,503	1,508,209
PACCAR, Inc.	22,591	1,491,910
Parker-Hannifin Corp.	8,567	1,369,178
Pentair plc	10,808	719,164
Snap-on, Inc.	3,727	588,866
Stanley Black & Decker, Inc.	9,852	1,386,472
Xylem, Inc.	11,665	646,591

		29,122,384

Professional Services (0.2%)
Equifax, Inc.	7,741	1,063,768
IHS Markit Ltd.*	20,407	898,724
Nielsen Holdings plc	77,348	2,990,274
Robert Half International, Inc.	8,024	384,590
Verisk Analytics, Inc.*	9,767	824,042

		6,161,398

Road & Rail (0.6%)
Canadian National Railway Co.	29,400	2,382,870
CSX Corp.	59,663	3,255,213
JB Hunt Transport Services, Inc.	5,625	514,013
Kansas City Southern	6,838	715,597
Norfolk Southern Corp.	18,727	2,279,076
Union Pacific Corp.	67,448	7,345,761

		16,492,530

Trading Companies & Distributors (0.1%)
Fastenal Co.	18,529	$806,567
United Rentals, Inc.*	5,328	600,519
WW Grainger, Inc.	3,443	621,565

		2,028,651

Total Industrials		204,868,353

Information Technology (18.2%)
Communications Equipment (0.9%)
ARRIS International plc*	109,900	3,079,398
Cisco Systems, Inc.	322,267	10,086,958
F5 Networks, Inc.*	4,100	520,946
Harris Corp.	7,856	856,932
Juniper Networks, Inc.	24,501	683,088
Motorola Solutions, Inc.	10,537	913,979
Nokia OYJ	547,016	3,345,666
Palo Alto Networks, Inc.*	23,847	3,190,967

		22,677,934

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	19,880	1,467,542
Corning, Inc.	59,854	1,798,613
FLIR Systems, Inc.	8,718	302,166
IPG Photonics Corp.*	16,825	2,441,308
Jabil, Inc.	135,183	3,945,991
TE Connectivity Ltd.	22,894	1,801,300
Trimble, Inc.*	83,100	2,964,176

		14,721,096

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	11,143	555,033
Alibaba Group Holding Ltd. (ADR)*	33,725	4,751,853
Alphabet, Inc., Class A*	19,185	17,835,911
Alphabet, Inc., Class C*	43,318	39,364,366
Altaba, Inc.*	55,000	2,996,400
eBay, Inc.*	65,093	2,273,048
Facebook, Inc., Class A*	215,893	32,595,525
GoDaddy, Inc., Class A*	37,600	1,594,992
VeriSign, Inc. (x)*	18,383	1,708,884

		103,676,012

IT Services (3.2%)
Accenture plc, Class A	65,118	8,053,794
Alliance Data Systems Corp.	3,613	927,421
Automatic Data Processing, Inc.	28,886	2,959,660
Broadridge Financial Solutions, Inc.	134,450	10,159,042
Cognizant Technology Solutions Corp., Class A	81,425	5,406,620
CSRA, Inc.	9,264	294,132
DXC Technology Co.	18,334	1,406,584
Fidelity National Information Services, Inc.	21,199	1,810,395
Fiserv, Inc.*	13,690	1,674,835
Gartner, Inc.*	5,829	719,940
Global Payments, Inc.	46,063	4,160,410
International Business Machines Corp.	55,110	8,477,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Jack Henry & Associates, Inc.	22,659	$2,353,590
Mastercard, Inc., Class A	113,113	13,737,574
Paychex, Inc.	20,569	1,171,199
PayPal Holdings, Inc.*	72,013	3,864,938
Total System Services, Inc.	10,728	624,906
Visa, Inc., Class A	164,802	15,455,131
Western Union Co. (The)	30,769	586,149

		83,843,891

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc. (x)*	49,951	623,388
Analog Devices, Inc.	47,958	3,731,132
Applied Materials, Inc.	69,548	2,873,028
ASML Holding NV (NYRS)	38,741	5,048,340
Broadcom Ltd.	100,599	23,444,597
Intel Corp.	303,544	10,241,575
KLA-Tencor Corp.	10,071	921,597
Lam Research Corp.	10,497	1,484,591
Microchip Technology, Inc.	13,976	1,078,668
Micron Technology, Inc.*	66,736	1,992,737
NVIDIA Corp.	38,354	5,544,454
ON Semiconductor Corp.*	291,154	4,087,802
Qorvo, Inc.*	8,250	522,390
QUALCOMM, Inc.	95,039	5,248,054
Skyworks Solutions, Inc.	11,901	1,141,901
Texas Instruments, Inc.	124,488	9,576,862
Xilinx, Inc.	16,010	1,029,763

		78,590,879

Software (3.3%)
Activision Blizzard, Inc.	153,893	8,859,620
Adobe Systems, Inc.*	31,934	4,516,745
ANSYS, Inc.*	5,511	670,578
Autodesk, Inc.*	12,508	1,261,057
CA, Inc.	19,899	685,919
Citrix Systems, Inc.*	9,743	775,348
Electronic Arts, Inc.*	19,886	2,102,348
Intuit, Inc.	15,670	2,081,133
Microsoft Corp.	705,517	48,631,286
Mobileye NV*	18,500	1,161,800
Oracle Corp.	193,621	9,708,156
Red Hat, Inc.*	11,422	1,093,657
salesforce.com, Inc.*	43,102	3,732,633
Symantec Corp.	39,351	1,111,666
Synopsys, Inc.*	9,483	691,595

		87,083,541

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	497,607	71,665,359
Hewlett Packard Enterprise Co.	148,832	2,469,123
HP, Inc.	427,968	7,480,881
NetApp, Inc.	48,077	1,925,484
Pure Storage, Inc., Class A*	228,900	2,932,209
Seagate Technology plc	19,145	741,869
Western Digital Corp.	18,774	1,663,376
Xerox Corp.	14,131	405,984

		89,284,285

Total Information Technology		479,877,638

Materials (2.4%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	13,992	$2,001,696
Albemarle Corp.	7,139	753,450
CF Industries Holdings, Inc.	15,180	424,433
Dow Chemical Co. (The)	72,451	4,569,485
Eastman Chemical Co.	9,235	775,648
Ecolab, Inc.	16,912	2,245,068
EI du Pont de Nemours & Co.	55,889	4,510,801
FMC Corp.	8,691	634,878
International Flavors & Fragrances, Inc.	70,714	9,546,390
LyondellBasell Industries NV, Class A	21,247	1,793,034
Monsanto Co.	66,376	7,856,263
Mosaic Co. (The)	22,745	519,268
Potash Corp. of Saskatchewan, Inc. (x)	120,800	1,969,040
PPG Industries, Inc.	16,558	1,820,718
Praxair, Inc.	31,359	4,156,635
Sherwin-Williams Co. (The)	26,847	9,422,223

		52,999,030

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,988	887,649
Vulcan Materials Co.	8,450	1,070,446

		1,958,095

Containers & Packaging (0.2%)
Avery Dennison Corp.	5,708	504,416
Ball Corp.	22,131	934,150
International Paper Co.	26,427	1,496,032
Sealed Air Corp.	12,524	560,574
WestRock Co.	16,426	930,697

		4,425,869

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	85,724	1,029,545
Newmont Mining Corp.	33,987	1,100,839
Nucor Corp.	20,438	1,182,747

		3,313,131

Total Materials		62,696,125

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	5,871	707,279
American Tower Corp. (REIT)	82,593	10,928,706
Apartment Investment & Management Co. (REIT), Class A	10,196	438,122
AvalonBay Communities, Inc. (REIT)	8,882	1,706,854
Boston Properties, Inc. (REIT)	9,862	1,213,223
Crown Castle International Corp. (REIT)	66,200	6,631,916
Digital Realty Trust, Inc. (REIT)	23,844	2,693,180
Equinix, Inc. (REIT)	4,998	2,144,942
Equity Residential (REIT)	23,483	1,545,886
Essex Property Trust, Inc. (REIT)	4,229	1,087,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Extra Space Storage, Inc. (REIT)	8,329	$649,662
Federal Realty Investment Trust (REIT)	4,644	586,955
GGP, Inc. (REIT)	37,550	884,678
HCP, Inc. (REIT)	30,654	979,702
Host Hotels & Resorts, Inc. (REIT)	48,215	880,888
Iron Mountain, Inc. (REIT)	66,285	2,277,553
Kimco Realty Corp. (REIT) (x)	27,438	503,487
Macerich Co. (The) (REIT)	7,778	451,591
Mid-America Apartment Communities, Inc. (REIT)	7,345	774,016
Outfront Media, Inc. (REIT)	49,200	1,137,504
Prologis, Inc. (REIT)	34,024	1,995,167
Public Storage (REIT)	9,575	1,996,675
Realty Income Corp. (REIT)	17,444	962,560
Regency Centers Corp. (REIT)	9,673	605,917
Simon Property Group, Inc. (REIT)	20,124	3,255,258
SL Green Realty Corp. (REIT)	6,564	694,471
UDR, Inc. (REIT)	17,528	683,066
Ventas, Inc. (REIT)	22,744	1,580,253
Vornado Realty Trust (REIT)	11,227	1,054,215
Welltower, Inc. (REIT)	23,603	1,766,685
Weyerhaeuser Co. (REIT)	48,226	1,615,571

		54,433,977

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,036	2,330,910

Total Real Estate		56,764,887

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	396,302	14,952,475
CenturyLink, Inc. (x)	35,683	852,110
Level 3 Communications, Inc.*	19,024	1,128,123
Verizon Communications, Inc.	262,958	11,743,704

		28,676,412

Wireless Telecommunication Services (0.2%)
China Mobile Ltd.	546,328	5,797,447

Total Telecommunication Services		34,473,859

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	14,475	581,461
American Electric Power Co., Inc.	31,610	2,195,947
Duke Energy Corp.	44,964	3,758,541
Edison International	20,958	1,638,706
Entergy Corp.	11,599	890,455
Eversource Energy	20,306	1,232,777
Exelon Corp.	59,583	2,149,159
FirstEnergy Corp.	28,775	839,079
Fortis, Inc. (x)	121,822	4,282,042
NextEra Energy, Inc.	30,068	4,213,429
PG&E Corp.	32,914	2,184,502
Pinnacle West Capital Corp.	7,278	619,794
PPL Corp.	43,804	1,693,463

Southern Co. (The)	64,112	$3,069,683
Xcel Energy, Inc.	32,652	1,498,074

		30,847,112

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	187,090	2,078,569
NRG Energy, Inc.	20,148	346,949

		2,425,518

Multi-Utilities (0.6%)
Ameren Corp.	15,548	850,009
CenterPoint Energy, Inc.	27,347	748,761
CMS Energy Corp.	18,343	848,364
Consolidated Edison, Inc.	19,577	1,582,213
Dominion Energy, Inc.	40,410	3,096,618
DTE Energy Co.	11,485	1,214,998
NiSource, Inc.	21,338	541,132
Public Service Enterprise Group, Inc.	32,544	1,399,717
SCANA Corp.	9,242	619,306
Sempra Energy	31,111	3,507,766
WEC Energy Group, Inc.	20,229	1,241,656

		15,650,540

Water Utilities (0.0%)
American Water Works Co., Inc.	11,610	905,000

Total Utilities		49,828,170

Total Common Stocks (79.8%) (Cost $1,302,693,352)		2,099,087,745

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	267,444	65,098,543
iShares Morningstar Large-Cap Fund	218,302	31,952,864
iShares Morningstar Large-Cap Growth Fund	36,398	5,068,058
iShares Morningstar Large-Cap Value Fund	62,363	5,986,574
iShares Russell 1000 Fund (x)	253,599	34,304,336
iShares Russell 1000 Growth Fund	45,997	5,474,563
iShares Russell 1000 Value Fund (x)	53,925	6,278,488
iShares S&P 100 Fund (x)	56,815	6,073,524
iShares S&P 500 Growth Fund	40,748	5,576,364
iShares S&P 500 Value Fund (x)	63,446	6,659,292
Vanguard Growth Fund	30,900	3,925,536
Vanguard Large-Cap Fund (x)	308,313	34,228,909
Vanguard Value Fund	69,000	6,662,640

Total Exchange Traded Funds (8.3%) (Cost $138,917,600)		217,289,691

MASTER LIMITED PARTNERSHIPS:
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Enterprise Products Partners LP	315,965	8,556,333

Total Energy		8,556,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (0.4%)
Capital Markets (0.4%)
Apollo Global Management LLC, Class A	187,814	$4,967,680
Oaktree Capital Group LLC	135,992	6,337,227

Total Financials		11,304,907

Total Master Limited Partnerships (0.8%) (Cost $17,670,362)		19,861,240

SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	63,460,319	63,479,357

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $4,400,414, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $4,488,001. (xx)	$4,400,000	4,400,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,200,220, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,244,004. (xx)	2,200,000	2,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,550,329, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,835,150. (xx)	2,550,000	2,550,000

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $700,085, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $778,276. (xx)	$700,000	$700,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,987,351, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,046,806. (xx)	2,987,065	2,987,065
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $4,000,360, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $4,080,021. (xx)	4,000,000	4,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,000,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,020,666. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,600,581, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,653,731. (xx)	2,600,000	2,600,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,700,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,735,132. (xx)	$1,700,000	$1,700,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $2,000,223, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $3,060,005. (xx)	3,000,000	3,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		36,137,065

Total Short-Term Investments (3.8%) (Cost $99,617,867)		99,616,422

Total Investments (92.7%) (Cost $1,558,899,181)		2,435,855,098
Other Assets Less Liabilities (7.3%)		192,980,106

Net Assets (100%)		$2,628,835,204

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $35,965,302. This was secured by cash collateral of $36,137,065 which was subsequently invested in joint repurchase agreements with a total value of $36,137,065, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $569,094 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$3,172,181	$—	$120,854	$3,315,919	$39,720	$70,385
PNC Financial Services Group, Inc. (The)	3,926,699	—	166,654	3,902,062	36,174	121,853

	$7,098,880	$—	$287,508	$7,217,981	$75,894	$192,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,078	September-17	$252,438,227	$251,531,510	$(906,717)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$306,552,899	$—	$—	$306,552,899
Consumer Staples	163,751,545	—	—	163,751,545
Energy	118,270,199	—	—	118,270,199
Financials	302,988,668	—	—	302,988,668
Health Care	319,015,402	—	—	319,015,402
Industrials	204,868,353	—	—	204,868,353
Information Technology	476,531,972	3,345,666	—	479,877,638
Materials	62,696,125	—	—	62,696,125
Real Estate	56,764,887	—	—	56,764,887
Telecommunication Services	28,676,412	5,797,447	—	34,473,859
Utilities	49,828,170	—	—	49,828,170
Exchange Traded Funds	217,289,691	—	—	217,289,691
Master Limited Partnerships
Energy	8,556,333	—	—	8,556,333
Financials	11,304,907	—	—	11,304,907
Short-Term Investments
Investment Companies	63,479,357	—	—	63,479,357
Repurchase Agreements	—	36,137,065	—	36,137,065

Total Assets	$2,390,574,920	$45,280,178	$—	$2,435,855,098

Liabilities:
Futures	$(906,717)	$—	$—	$(906,717)

Total Liabilities	$(906,717)	$—	$—	$(906,717)

Total	$2,389,668,203	$45,280,178	$—	$2,434,948,381

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(906,717	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$21,531,976

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(2,144,808)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $247,465,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$234,568,792
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$364,250,385

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$911,001,327
Aggregate gross unrealized depreciation	(35,770,006)

Net unrealized appreciation	$875,231,321

Federal income tax cost of investments	$1,560,623,777

For the six months ended June 30, 2017, the Portfolio incurred approximately $11,458 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $3,392,535)	$7,217,981
Unaffiliated Issuers (Cost $1,519,369,581)	2,392,500,052
Repurchase Agreements (Cost $36,137,065)	36,137,065
Cash	222,379,388
Foreign cash (Cost $7)	7
Cash held as collateral at broker	9,266,600
Receivable for securities sold	9,552,663
Dividends, interest and other receivables	1,944,976
Receivable from Separate Accounts for Trust shares sold	139,960
Due from broker for futures variation margin	93,700
Security lending income receivable	13,679
Other assets	29,254

Total assets	2,679,275,325

LIABILITIES
Payable for return of collateral on securities loaned	36,137,065
Payable for securities purchased	11,641,639
Investment management fees payable	1,062,301
Payable to Separate Accounts for Trust shares redeemed	700,829
Distribution fees payable – Class IB	351,475
Administrative fees payable	269,378
Trustees’ fees payable	24,869
Distribution fees payable – Class IA	937
Accrued expenses	251,628

Total liabilities	50,440,121

NET ASSETS	$2,628,835,204

Net assets were comprised of:
Paid in capital	$1,671,108,472
Accumulated undistributed net investment income (loss)	14,268,705
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	67,408,214
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	876,049,813

Net assets	$2,628,835,204

Class IA
Net asset value, offering and redemption price per share, $4,548,146 / 422,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

Class IB
Net asset value, offering and redemption price per share, $1,696,164,038 / 157,670,563 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

Class K
Net asset value, offering and redemption price per share, $928,123,020 / 86,195,228 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

(x)	Includes value of securities on loan of $35,965,302.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($75,894 of dividend income received from affiliates) (net of $44,382 foreign withholding tax)	$22,357,119
Interest	397,004
Securities lending (net)	116,152

Total income	22,870,275

EXPENSES
Investment management fees	6,312,893
Distribution fees – Class IB	2,088,169
Administrative fees	1,603,497
Printing and mailing expenses	98,344
Custodian fees	83,321
Professional fees	69,311
Trustees’ fees	30,769
Distribution fees – Class IA	5,469
Miscellaneous	31,101

Total expenses	10,322,874

NET INVESTMENT INCOME (LOSS)	12,547,401

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($192,238 of realized gain (loss) from affiliates)	65,803,143
Futures	21,531,976
Foreign currency transactions	(3,311)

Net realized gain (loss)	87,331,808

Change in unrealized appreciation (depreciation) on:
Investments ($406,609 of change in unrealized appreciation (depreciation) from affiliates)	157,689,930
Futures	(2,144,808)
Foreign currency translations	4,181

Net change in unrealized appreciation (depreciation)	155,549,303

NET REALIZED AND UNREALIZED GAIN (LOSS)	242,881,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,428,512

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,547,401	$29,680,303
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	87,331,808	37,618,609
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	155,549,303	166,860,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	255,428,512	234,159,807

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(42,546)
Class IB	—	(16,549,260)
Class K	—	(11,214,744)

	—	(27,806,550)

Distributions from net realized capital gains
Class IA	—	(41,979)
Class IB	—	(16,194,348)
Class K	—	(8,753,826)

	—	(24,990,153)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(52,796,703)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,658 and 24,592 shares, respectively ]	164,633	226,752
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,601 shares, respectively ]	—	84,525
Capital shares repurchased [ (24,653) and (77,005) shares, respectively ]	(255,199)	(720,868)

Total Class IA transactions	(90,566)	(409,591)

Class IB
Capital shares sold [ 1,265,511 and 2,027,368 shares, respectively ]	13,183,247	18,575,062
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,331,036 shares, respectively ]	—	32,743,608
Capital shares repurchased [ (11,008,991) and (24,994,362) shares, respectively ]	(114,172,949)	(230,277,675)

Total Class IB transactions	(100,989,702)	(178,959,005)

Class K
Capital shares sold [ 249,737 and 1,472,161 shares, respectively ]	2,553,691	12,632,270
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,031,633 shares, respectively ]	—	19,968,570
Capital shares repurchased [ (4,906,864) and (10,613,529) shares, respectively ]	(50,947,077)	(97,864,928)

Total Class K transactions	(48,393,386)	(65,264,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,473,654)	(244,632,684)

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,954,858	(63,269,580)
NET ASSETS:
Beginning of period	2,522,880,346	2,586,149,926

End of period (a)	$2,628,835,204	$2,522,880,346

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,268,705	$1,721,304

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.75	$9.06	$9.25	$8.71	$6.92	$6.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.08	0.06	0.06	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.96	0.79	(0.04)	0.94	2.12	0.90

Total from investment operations	1.01	0.89	0.04	1.00	2.18	0.98

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)	(0.06)	(0.04)	(0.08)
Distributions from net realized gains	—	(0.10)	(0.14)	(0.40)	(0.35)	(0.58)

Total dividends and distributions	—	(0.20)	(0.23)	(0.46)	(0.39)	(0.66)

Net asset value, end of period	$10.76	$9.75	$9.06	$9.25	$8.71	$6.92

Total return (b)	10.36%	9.78%	0.45%	11.56%	31.62%	14.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,548	$4,211	$4,308	$5,337	$1,161	$906
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%	0.88%	0.89%	0.93%	0.96%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.88%	0.88%	0.89%	0.93%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.89%	0.88%	0.89%	0.93%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%	1.11%	0.90%	0.71%	0.76%	1.08%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	1.11%	0.90%	0.71%	0.76%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	1.10%	0.90%	0.71%	0.76%	1.08%
Portfolio turnover rate (z)^	10%	16%	31%	21%	46%	24%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.75	$9.06	$9.26	$8.71	$6.92	$6.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.09	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.96	0.79	(0.06)	0.94	2.12	0.90

Total from investment operations	1.01	0.89	0.03	1.01	2.18	0.98

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)	(0.06)	(0.04)	(0.08)
Distributions from net realized gains	—	(0.10)	(0.14)	(0.40)	(0.35)	(0.58)

Total dividends and distributions	—	(0.20)	(0.23)	(0.46)	(0.39)	(0.66)

Net asset value, end of period	$10.76	$9.75	$9.06	$9.26	$8.71	$6.92

Total return (b)	10.36%	9.78%	0.34%	11.68%	31.61%	14.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,696,164	$1,632,833	$1,694,587	$1,904,860	$1,953,737	$168,607
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%	0.88%	0.89%	0.93%	0.96%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.88%	0.88%	0.89%	0.93%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.89%	0.88%	0.89%	0.93%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%	1.10%	0.92%	0.79%	0.72%	1.08%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	1.10%	0.92%	0.79%	0.72%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	1.10%	0.92%	0.79%	0.72%	1.08%
Portfolio turnover rate (z)^	10%	16%	31%	21%	46%	24%

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.75	$9.06	$9.25	$8.71	$6.92	$6.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.11	0.09	0.08	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.96	0.79	(0.05)	0.94	2.12	0.90

Total from investment operations	1.02	0.92	0.06	1.03	2.20	1.00

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.09)	(0.06)	(0.10)
Distributions from net realized gains	—	(0.10)	(0.14)	(0.40)	(0.35)	(0.58)

Total dividends and distributions	—	(0.23)	(0.25)	(0.49)	(0.41)	(0.68)

Net asset value, end of period	$10.77	$9.75	$9.06	$9.25	$8.71	$6.92

Total return (b)	10.46%	10.06%	0.70%	11.84%	31.95%	15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$928,123	$885,836	$887,254	$977,881	$456,889	$391,301
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.63%	0.63%	0.64%	0.68%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.64%	0.63%	0.63%	0.64%	0.68%	0.71%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.64%	0.64%	0.63%	0.64%	0.68%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%	1.35%	1.17%	1.00%	1.01%	1.33%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.13%	1.35%	1.17%	1.00%	1.01%	1.33%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.13%	1.35%	1.17%	1.00%	1.01%	1.33%
Portfolio turnover rate (z)^	10%	16%	31%	21%	46%	24%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ad)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	30.3%
Consumer Discretionary	16.8
Health Care	11.1
Exchange Traded Funds	8.4
Industrials	8.2
Consumer Staples	7.4
Investment Company	7.1
Financials	3.2
Materials	2.1
Repurchase Agreements	1.7
Real Estate	1.7
Energy	0.6
Telecommunication Services	0.6
Utilities	0.1
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,145.17	$4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.30
Class IB
Actual	1,000.00	1,145.01	4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.30
Class K
Actual	1,000.00	1,146.60	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.05

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (0.2%)
BorgWarner, Inc.	5,079	$215,146
Delphi Automotive plc	86,677	7,597,240
Gentex Corp.	39,126	742,220
Lear Corp.	12,614	1,792,197
Visteon Corp.*	7,623	778,003

		11,124,806

Automobiles (0.5%)
Ferrari NV	42,945	3,694,129
Harley-Davidson, Inc. (x)	29,197	1,577,222
Tesla, Inc. (x)*	43,048	15,566,587
Thor Industries, Inc.	11,261	1,177,000

		22,014,938

Distributors (0.1%)
Genuine Parts Co.	12,488	1,158,386
LKQ Corp.*	10,224	336,881
Pool Corp.	8,875	1,043,434

		2,538,701

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	11,479	886,294
H&R Block, Inc.	7,244	223,912
Service Corp. International	41,165	1,376,969
ServiceMaster Global Holdings, Inc.*	30,159	1,181,931

		3,669,106

Hotels, Restaurants & Leisure (3.6%)
Aramark	22,536	923,525
Carnival Corp.	178,710	11,718,015
Chipotle Mexican Grill, Inc.*	5,779	2,404,642
Choice Hotels International, Inc.	7,577	486,822
Darden Restaurants, Inc.	28,443	2,572,385
Domino’s Pizza, Inc.	10,954	2,317,100
Dunkin’ Brands Group, Inc.	20,150	1,110,668
Extended Stay America, Inc.	21,236	411,129
Hilton Grand Vacations, Inc.*	13,425	484,106
Hilton Worldwide Holdings, Inc.	38,725	2,395,141
Las Vegas Sands Corp.	82,473	5,269,200
Marriott International, Inc., Class A	132,696	13,310,736
McDonald’s Corp.	292,384	44,781,534
MGM Resorts International	36,133	1,130,602
Panera Bread Co., Class A*	4,813	1,514,362
Restaurant Brands International, Inc.	8,804	550,602
Six Flags Entertainment Corp.	15,511	924,611
Starbucks Corp.	625,074	36,448,065
Vail Resorts, Inc.	9,051	1,835,814
Wendy’s Co. (The)	41,918	650,148
Wyndham Worldwide Corp.	23,328	2,342,364
Wynn Resorts Ltd.	18,240	2,446,349
Yum Brands, Inc.	229,699	16,942,598
Yum China Holdings, Inc.*	508,470	20,048,972

		173,019,490

Household Durables (0.1%)
DR Horton, Inc.	42,718	$1,476,761
Leggett & Platt, Inc.	24,358	1,279,526
Mohawk Industries, Inc.*	935	225,980
NVR, Inc.*	766	1,846,527
PulteGroup, Inc.	20,272	497,272
Tempur Sealy International, Inc. (x)*	4,099	218,846
Toll Brothers, Inc.	15,906	628,446
Tupperware Brands Corp.	11,301	793,669
Whirlpool Corp.	1,471	281,873

		7,248,900

Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc.*	157,122	152,094,096
Ctrip.com International Ltd. (ADR)*	31,100	1,675,046
Expedia, Inc.	27,723	4,129,341
Liberty Expedia Holdings, Inc., Class A*	2,399	129,594
Liberty Interactive Corp. QVC Group, Class A*	50,996	1,251,442
Netflix, Inc.*	93,817	14,017,198
Priceline Group, Inc. (The)*	25,889	48,425,892
TripAdvisor, Inc.*	11,863	453,167
Wayfair, Inc., Class A (x)*	8,752	672,854

		222,848,630

Leisure Products (0.1%)
Brunswick Corp.	15,982	1,002,551
Hasbro, Inc.	19,656	2,191,840
Mattel, Inc.	14,992	322,778
Polaris Industries, Inc. (x)	13,434	1,239,018

		4,756,187

Media (2.7%)
Altice USA, Inc., Class A (x)*	15,839	511,600
AMC Networks, Inc., Class A*	11,941	637,769
Cable One, Inc.	1,054	749,289
CBS Corp. (Non-Voting), Class B	81,358	5,189,013
Charter Communications, Inc., Class A*	30,500	10,273,925
Comcast Corp., Class A	1,286,348	50,064,664
DISH Network Corp., Class A*	38,839	2,437,536
Interpublic Group of Cos., Inc. (The)	76,322	1,877,521
Lions Gate Entertainment Corp., Class A*	7,315	206,429
Lions Gate Entertainment Corp., Class B*	15,077	396,224
Live Nation Entertainment, Inc.*	30,447	1,061,078
Madison Square Garden Co. (The), Class A*	471	92,740
Omnicom Group, Inc.	52,771	4,374,716
Regal Entertainment Group, Class A (x)	5,522	112,980
Scripps Networks Interactive, Inc., Class A	10,824	739,387
Sirius XM Holdings, Inc. (x)	320,255	1,751,795
Time Warner, Inc.	87,652	8,801,137

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Twenty-First Century Fox, Inc., Class A	13,470	$381,739
Twenty-First Century Fox, Inc., Class B	4,096	114,156
Walt Disney Co. (The)	405,526	43,087,138

		132,860,836

Multiline Retail (0.3%)
Dollar General Corp.	144,605	10,424,574
Dollar Tree, Inc.*	49,697	3,474,814
Nordstrom, Inc. (x)	27,479	1,314,321

		15,213,709

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	4,360	508,332
AutoZone, Inc.*	13,350	7,615,641
Burlington Stores, Inc.*	8,661	796,725
CarMax, Inc. (x)*	42,335	2,669,645
Dick’s Sporting Goods, Inc.	14,699	585,461
Floor & Decor Holdings, Inc., Class A*	2,297	90,180
Foot Locker, Inc.	2,146	105,755
Gap, Inc. (The)	3,450	75,866
Home Depot, Inc. (The)	300,615	46,114,340
L Brands, Inc.	59,174	3,188,887
Lowe’s Cos., Inc.	222,266	17,232,283
Michaels Cos., Inc. (The)*	20,140	372,993
O’Reilly Automotive, Inc.*	76,235	16,675,644
Ross Stores, Inc.	101,064	5,834,425
Sally Beauty Holdings, Inc.*	10,964	222,021
TJX Cos., Inc. (The)	312,686	22,566,549
Tractor Supply Co.	53,345	2,891,832
Ulta Beauty, Inc.*	13,491	3,876,504
Williams-Sonoma, Inc.	3,917	189,975

		131,613,058

Textiles, Apparel & Luxury Goods (1.8%)
adidas AG (ADR)	103,921	9,973,298
Carter’s, Inc.	10,833	963,595
Coach, Inc.	11,432	541,191
Hanesbrands, Inc.	81,969	1,898,402
Kate Spade & Co.*	28,553	527,945
Lululemon Athletica, Inc.*	202,241	12,067,720
LVMH Moet Hennessy Louis Vuitton SE	35,382	8,821,842
Michael Kors Holdings Ltd.*	2,676	97,005
NIKE, Inc., Class B	844,836	49,845,324
Skechers U.S.A., Inc., Class A*	12,984	383,028
Under Armour, Inc., Class A (x)*	30,707	668,184
Under Armour, Inc., Class C (x)*	30,912	623,186
VF Corp.	56,191	3,236,602

		89,647,322

Total Consumer Discretionary		816,555,683

Consumer Staples (7.4%)
Beverages (3.2%)
Brown-Forman Corp., Class A	11,668	575,232
Brown-Forman Corp., Class B	38,057	1,849,571
Coca-Cola Co. (The)	1,077,929	48,345,115

Constellation Brands, Inc., Class A	36,991	$7,166,266
Diageo plc (ADR) (x)	109,350	13,103,411
Dr Pepper Snapple Group, Inc.	41,858	3,813,682
Heineken NV	159,950	15,552,135
Monster Beverage Corp.*	577,428	28,686,623
PepsiCo, Inc.	284,311	32,835,077

		151,927,112

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	99,811	15,962,773
Kroger Co. (The)	112,736	2,629,004
Rite Aid Corp.*	112,315	331,329
Sprouts Farmers Market, Inc.*	28,779	652,420
Sysco Corp.	112,659	5,670,127
Walgreens Boots Alliance, Inc.	81,082	6,349,531
Wal-Mart Stores, Inc.	232,403	17,588,260
Whole Foods Market, Inc.	11,312	476,348

		49,659,792

Food Products (1.3%)
Blue Buffalo Pet Products, Inc.*	21,163	482,728
Campbell Soup Co.	26,887	1,402,157
Danone SA (ADR)	817,720	12,282,154
General Mills, Inc.	93,759	5,194,249
Hershey Co. (The)	69,637	7,476,925
Kellogg Co.	52,213	3,626,715
Lamb Weston Holdings, Inc.	7,887	347,343
McCormick & Co., Inc. (Non-Voting)	25,409	2,477,632
Mondelez International, Inc., Class A	42,521	1,836,482
Nestle SA (Registered)	193,542	16,843,340
Nestle SA (ADR)	110,958	9,675,538
Pilgrim’s Pride Corp.*	10,649	233,426
TreeHouse Foods, Inc.*	3,598	293,921

		62,172,610

Household Products (0.6%)
Church & Dwight Co., Inc.	56,267	2,919,132
Clorox Co. (The)	25,117	3,346,589
Colgate-Palmolive Co.	31,153	2,309,372
Energizer Holdings, Inc.	13,925	668,679
Kimberly-Clark Corp.	68,962	8,903,684
Procter & Gamble Co. (The)	129,882	11,319,216
Spectrum Brands Holdings, Inc.	5,252	656,710

		30,123,382

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	92,041	8,834,095
Herbalife Ltd. (x)*	16,002	1,141,423
Nu Skin Enterprises, Inc., Class A	3,439	216,107

		10,191,625

Tobacco (1.1%)
Altria Group, Inc.	442,082	32,921,847
Philip Morris International, Inc.	105,993	12,448,878
Reynolds American, Inc.	116,155	7,554,721

		52,925,446

Total Consumer Staples		356,999,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (0.6%)
Energy Equipment & Services (0.3%)
Halliburton Co.	133,760	$5,712,890
RPC, Inc. (x)	12,140	245,349
Schlumberger Ltd.	124,461	8,194,512

		14,152,751

Oil, Gas & Consumable Fuels (0.3%)
Antero Resources Corp.*	25,752	556,501
Apache Corp.	4,686	224,600
Cabot Oil & Gas Corp.	75,223	1,886,593
Cheniere Energy, Inc.*	30,801	1,500,317
Chesapeake Energy Corp. (x)*	12,385	61,553
Cimarex Energy Co.	19,939	1,874,465
Continental Resources, Inc.*	8,261	267,078
Devon Energy Corp.	10,108	323,153
Diamondback Energy, Inc.*	5,103	453,197
EOG Resources, Inc.	12,475	1,129,237
Laredo Petroleum, Inc.*	36,723	386,326
Newfield Exploration Co.*	45,307	1,289,437
ONEOK, Inc.	47,929	2,499,976
Parsley Energy, Inc., Class A*	34,693	962,731
Rice Energy, Inc.*	19,749	525,916
RSP Permian, Inc.*	15,036	485,212
Williams Cos., Inc. (The)	26,063	789,188

		15,215,480

Total Energy		29,368,231

Financials (3.2%)
Banks (0.3%)
Bank of the Ozarks, Inc.	11,912	558,315
East West Bancorp, Inc.	2,003	117,336
First Republic Bank	58,668	5,872,666
JPMorgan Chase & Co.	48,100	4,396,340
Pinnacle Financial Partners, Inc.	5,012	314,754
Signature Bank*	7,456	1,070,160
SVB Financial Group*	8,867	1,558,730
Western Alliance Bancorp*	11,684	574,853

		14,463,154

Capital Markets (2.1%)
Ameriprise Financial, Inc.	31,280	3,981,631
BGC Partners, Inc., Class A	12,935	163,499
CBOE Holdings, Inc.	25,210	2,304,194
Charles Schwab Corp. (The)	283,939	12,198,018
Eaton Vance Corp.	25,762	1,219,058
FactSet Research Systems, Inc.	60,414	10,039,599
Federated Investors, Inc., Class B	6,246	176,450
Intercontinental Exchange, Inc.	145,461	9,588,789
Invesco Ltd.	13,476	474,220
Lazard Ltd., Class A	24,628	1,141,015
Legg Mason, Inc.	4,580	174,773
LPL Financial Holdings, Inc.	20,042	850,983
MarketAxess Holdings, Inc.	8,377	1,684,615
Moody’s Corp.	37,964	4,619,460
Morgan Stanley	133,000	5,926,480
Morningstar, Inc.	4,031	315,789
MSCI, Inc.	109,225	11,249,083
Raymond James Financial, Inc.	7,566	606,945
S&P Global, Inc.	58,949	8,605,965

SEI Investments Co.	313,802	$16,876,271
State Street Corp.	34,462	3,092,275
T. Rowe Price Group, Inc.	8,461	627,891
TD Ameritrade Holding Corp.	126,281	5,428,820

		101,345,823

Consumer Finance (0.2%)
American Express Co.	73,235	6,169,316
Capital One Financial Corp.	6,893	569,500
Credit Acceptance Corp. (x)*	2,322	597,079

		7,335,895

Diversified Financial Services (0.0%)
Leucadia National Corp.	17,361	454,163
Voya Financial, Inc.	2,431	89,680

		543,843

Insurance (0.6%)
Allstate Corp. (The)	23,099	2,042,876
American International Group, Inc.	25,550	1,597,386
Aon plc	59,521	7,913,317
Arch Capital Group Ltd.*	3,817	356,088
Arthur J Gallagher & Co	27,849	1,594,355
Aspen Insurance Holdings Ltd.	4,244	211,563
Assurant, Inc.	2,570	266,483
Erie Indemnity Co., Class A	3,896	487,273
Marsh & McLennan Cos., Inc.	117,548	9,164,042
Progressive Corp. (The)	132,385	5,836,855
XL Group Ltd.	19,651	860,714

		30,330,952

Total Financials		154,019,667

Health Care (11.1%)
Biotechnology (4.1%)
AbbVie, Inc.	364,332	26,417,714
ACADIA Pharmaceuticals, Inc. (x)*	20,410	569,235
Agios Pharmaceuticals, Inc. (x)*	8,745	449,930
Alexion Pharmaceuticals, Inc.*	93,470	11,372,495
Alkermes plc*	34,785	2,016,486
Alnylam Pharmaceuticals, Inc. (x)*	14,661	1,169,361
Amgen, Inc.	85,675	14,755,805
Biogen, Inc.*	64,990	17,635,687
BioMarin Pharmaceutical, Inc.*	39,820	3,616,452
Bioverativ, Inc.*	24,014	1,444,922
Celgene Corp.*	288,922	37,522,301
Exelixis, Inc.*	65,843	1,621,713
Gilead Sciences, Inc.	212,759	15,059,083
Incyte Corp.*	38,477	4,844,639
Intercept Pharmaceuticals, Inc. (x)*	4,084	494,450
Intrexon Corp. (x)*	8,993	216,641
Ionis Pharmaceuticals, Inc. (x)*	28,170	1,433,008
Neurocrine Biosciences, Inc. (x)*	20,500	943,000
OPKO Health, Inc. (x)*	8,676	57,088
Regeneron Pharmaceuticals, Inc.*	78,194	38,404,202
Seattle Genetics, Inc.*	21,450	1,109,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TESARO, Inc. (x)*	8,468	$1,184,334
Vertex Pharmaceuticals, Inc.*	101,667	13,101,826

		195,440,195

Health Care Equipment & Supplies (2.4%)
ABIOMED, Inc.*	9,242	1,324,379
Align Technology, Inc.*	78,413	11,771,360
Baxter International, Inc.	10,690	647,173
Becton Dickinson and Co.	79,316	15,475,345
Boston Scientific Corp.*	312,734	8,668,986
Cooper Cos., Inc. (The)	8,576	2,053,266
CR Bard, Inc.	16,576	5,239,839
Danaher Corp.	42,868	3,617,631
DexCom, Inc. (x)*	19,513	1,427,376
Edwards Lifesciences Corp.*	47,743	5,645,132
Hill-Rom Holdings, Inc.	14,041	1,117,804
Hologic, Inc.*	36,255	1,645,252
IDEXX Laboratories, Inc.*	19,933	3,217,585
Intuitive Surgical, Inc.*	16,142	15,098,743
Medtronic plc	22,819	2,025,186
ResMed, Inc.	31,835	2,478,991
Stryker Corp.	122,203	16,959,332
Teleflex, Inc.	1,688	350,699
Varex Imaging Corp.*	6,407	216,557
Varian Medical Systems, Inc.*	162,976	16,817,493
West Pharmaceutical Services, Inc.	16,695	1,578,011

		117,376,140

Health Care Providers & Services (2.1%)
Aetna, Inc.	46,892	7,119,612
AmerisourceBergen Corp.	36,089	3,411,493
Anthem, Inc.	11,000	2,069,430
Centene Corp.*	24,641	1,968,323
Cigna Corp.	74,007	12,388,032
Express Scripts Holding Co.*	9,372	598,308
HCA Healthcare, Inc.*	57,659	5,027,865
Henry Schein, Inc.*	17,949	3,285,026
Humana, Inc.	49,209	11,840,670
LifePoint Health, Inc.*	1,356	91,055
McKesson Corp.	5,059	832,408
Patterson Cos., Inc. (x)	1,934	90,801
Premier, Inc., Class A*	3,376	121,536
UnitedHealth Group, Inc.	263,232	48,808,477
VCA, Inc.*	17,870	1,649,580
WellCare Health Plans, Inc.*	9,060	1,626,814

		100,929,430

Health Care Technology (0.3%)
athenahealth, Inc. (x)*	9,000	1,264,950
Cerner Corp.*	207,067	13,763,744
Veeva Systems, Inc., Class A*	24,456	1,499,397

		16,528,091

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	18,583	1,102,158
Bio-Techne Corp.	8,659	1,017,433
Bruker Corp.	8,834	254,773
Charles River Laboratories International, Inc.*	11,005	1,113,156
Illumina, Inc.*	33,286	5,775,786

Mettler-Toledo International, Inc.*	5,756	$3,387,636
Patheon NV*	7,676	267,739
PerkinElmer, Inc.	4,655	317,192
QIAGEN NV*	17,237	577,957
Quintiles IMS Holdings, Inc.*	18,982	1,698,889
Thermo Fisher Scientific, Inc.	40,228	7,018,578
Waters Corp.*	17,404	3,199,551

		25,730,848

Pharmaceuticals (1.7%)
Akorn, Inc.*	17,991	603,418
Bristol-Myers Squibb Co.	185,451	10,333,330
Eli Lilly & Co.	223,394	18,385,327
Johnson & Johnson	94,443	12,493,864
Merck & Co., Inc.	150,505	9,645,865
Novartis AG (ADR)	96,315	8,039,413
Novo Nordisk A/S (ADR)	343,015	14,711,913
Zoetis, Inc.	156,271	9,748,185

		83,961,315

Total Health Care		539,966,019

Industrials (8.2%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	166,815	32,987,667
BWX Technologies, Inc.	20,315	990,356
General Dynamics Corp.	24,289	4,811,651
HEICO Corp. (x)	5,158	370,551
HEICO Corp., Class A	10,673	662,259
Hexcel Corp.	13,946	736,209
Huntington Ingalls Industries, Inc.	8,550	1,591,668
Lockheed Martin Corp.	51,594	14,323,011
Northrop Grumman Corp.	36,876	9,466,438
Raytheon Co.	25,003	4,037,484
Rockwell Collins, Inc.	37,036	3,891,743
TransDigm Group, Inc.	10,977	2,951,386

		76,820,423

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	31,286	2,148,722
Expeditors International of Washington, Inc.	346,681	19,580,543
FedEx Corp.	56,599	12,300,661
United Parcel Service, Inc., Class B	213,271	23,585,640
XPO Logistics, Inc.*	18,520	1,196,948

		58,812,514

Airlines (0.4%)
Alaska Air Group, Inc.	22,617	2,030,102
American Airlines Group, Inc.	156,660	7,883,131
Southwest Airlines Co.	128,427	7,980,454

		17,893,687

Building Products (0.2%)
Allegion plc	21,749	1,764,279
AO Smith Corp.	32,827	1,849,145
Armstrong World Industries, Inc.*	9,923	456,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Fortune Brands Home & Security, Inc.	66,062	$4,309,884
Lennox International, Inc. (x)	7,995	1,468,202
Masco Corp.	47,199	1,803,474

		11,651,442

Commercial Services & Supplies (0.3%)
Cintas Corp.	19,495	2,457,150
Clean Harbors, Inc.*	8,318	464,394
Copart, Inc.*	45,270	1,439,133
KAR Auction Services, Inc.	31,241	1,311,185
Rollins, Inc.	21,351	869,199
Waste Management, Inc.	83,492	6,124,138

		12,665,199

Construction & Engineering (0.0%)
Quanta Services, Inc.*	8,762	288,445

Electrical Equipment (0.3%)
Acuity Brands, Inc.	33,317	6,772,680
AMETEK, Inc.	9,330	565,118
Emerson Electric Co.	20,952	1,249,158
Hubbell, Inc.	7,676	868,693
Rockwell Automation, Inc.	29,317	4,748,181
Sensata Technologies Holding NV (x)*	19,565	835,817

		15,039,647

Industrial Conglomerates (1.4%)
3M Co.	132,649	27,616,196
General Electric Co.	346,117	9,348,620
Honeywell International, Inc.	138,307	18,434,940
Roper Technologies, Inc.	43,402	10,048,865

		65,448,621

Machinery (1.6%)
Allison Transmission Holdings, Inc.	30,261	1,135,090
Caterpillar, Inc.	117,653	12,642,991
Cummins, Inc.	11,662	1,891,810
Deere & Co.	178,221	22,026,332
Donaldson Co., Inc.	27,816	1,266,741
Dover Corp.	3,791	304,114
Fortive Corp.	90,194	5,713,790
Gardner Denver Holdings, Inc. (x)*	9,200	198,812
Graco, Inc.	12,217	1,335,074
IDEX Corp.	16,219	1,832,909
Illinois Tool Works, Inc.	94,531	13,541,566
Ingersoll-Rand plc	29,344	2,681,748
Lincoln Electric Holdings, Inc.	13,373	1,231,520
Middleby Corp. (The)*	12,903	1,567,844
Nordson Corp.	13,115	1,591,112
Parker-Hannifin Corp.	26,087	4,169,224
Snap-on, Inc.	1,801	284,558
Stanley Black & Decker, Inc.	3,562	501,280
Toro Co. (The)	24,109	1,670,513
WABCO Holdings, Inc.*	11,346	1,446,728
Wabtec Corp. (x)	26,068	2,385,222
Welbilt, Inc.*	28,951	545,726
Xylem, Inc.	20,552	1,139,197

		81,103,901

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	3,088	$333,967
Equifax, Inc.	50,538	6,944,932
IHS Markit Ltd.*	50,879	2,240,711
Robert Half International, Inc.	28,392	1,360,829
TransUnion*	29,033	1,257,419
Verisk Analytics, Inc.*	34,589	2,918,274

		15,056,132

Road & Rail (0.7%)
CSX Corp.	180,682	9,858,010
JB Hunt Transport Services, Inc.	19,433	1,775,788
Landstar System, Inc.	9,427	806,951
Old Dominion Freight Line, Inc.	9,017	858,779
Union Pacific Corp.	167,534	18,246,128

		31,545,656

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,493	55,779
Fastenal Co.	65,978	2,872,022
HD Supply Holdings, Inc.*	46,037	1,410,113
MSC Industrial Direct Co., Inc., Class A	4,244	364,814
United Rentals, Inc.*	19,270	2,171,922
Univar, Inc.*	23,498	686,142
Watsco, Inc.	6,873	1,059,817
WW Grainger, Inc. (x)	11,323	2,044,141

		10,664,750

Total Industrials		396,990,417

Information Technology (30.3%)
Communications Equipment (0.6%)
Arista Networks, Inc. (x)*	12,081	1,809,613
Cisco Systems, Inc.	665,828	20,840,417
CommScope Holding Co., Inc.*	22,072	839,398
F5 Networks, Inc.*	14,674	1,864,478
Harris Corp.	7,140	778,831
Motorola Solutions, Inc.	4,038	350,256
Palo Alto Networks, Inc.*	20,319	2,718,886

		29,201,879

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	68,269	5,039,619
CDW Corp.	35,604	2,226,318
Cognex Corp.	18,951	1,608,940
Coherent, Inc.*	5,569	1,252,969
Corning, Inc.	11,945	358,947
FLIR Systems, Inc.	16,200	561,492
IPG Photonics Corp.*	8,194	1,188,949
National Instruments Corp.	18,123	728,907
Trimble, Inc.*	45,199	1,612,248
Universal Display Corp.	9,478	1,035,472
Zebra Technologies Corp., Class A*	11,918	1,197,997

		16,811,858

Internet Software & Services (8.7%)
Alibaba Group Holding Ltd. (ADR)*	297,977	41,984,959
Alphabet, Inc., Class A*	105,356	97,947,366
Alphabet, Inc., Class C*	123,145	111,905,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CoStar Group, Inc.*	7,329	$1,931,924
Facebook, Inc., Class A*	983,416	148,476,148
GoDaddy, Inc., Class A*	17,829	756,306
IAC/InterActiveCorp*	15,924	1,643,994
LogMeIn, Inc.	7,396	772,882
Match Group, Inc. (x)*	7,944	138,067
MercadoLibre, Inc.	5,900	1,480,192
Pandora Media, Inc. (x)*	51,381	458,319
Tencent Holdings Ltd.	147,100	5,260,401
Twitter, Inc. (x)*	9,764	174,483
VeriSign, Inc. (x)*	27,566	2,562,535
Zillow Group, Inc., Class A*	8,581	419,096
Zillow Group, Inc., Class C (x)*	15,827	775,681

		416,687,908

IT Services (6.5%)
Accenture plc, Class A	227,309	28,113,577
Alliance Data Systems Corp.	11,092	2,847,205
Automatic Data Processing, Inc.	265,242	27,176,695
Black Knight Financial Services, Inc., Class A*	7,235	296,273
Booz Allen Hamilton Holding Corp.	31,336	1,019,673
Broadridge Financial Solutions, Inc.	26,732	2,019,870
Cognizant Technology Solutions Corp., Class A	133,698	8,877,547
CoreLogic, Inc.*	11,311	490,671
CSRA, Inc.	35,705	1,133,634
DST Systems, Inc.	1,578	97,363
DXC Technology Co.	64,655	4,960,332
Euronet Worldwide, Inc.*	10,841	947,178
Fidelity National Information Services, Inc.	81,920	6,995,968
First Data Corp., Class A*	84,137	1,531,293
Fiserv, Inc.*	79,732	9,754,413
FleetCor Technologies, Inc.*	20,959	3,022,497
Gartner, Inc.*	90,804	11,215,202
Genpact Ltd.	30,185	840,049
Global Payments, Inc.	34,675	3,131,846
International Business Machines Corp.	135,013	20,769,050
Jack Henry & Associates, Inc.	17,296	1,796,536
Mastercard, Inc., Class A	318,878	38,727,733
Paychex, Inc.	73,417	4,180,364
PayPal Holdings, Inc.*	568,927	30,534,312
Sabre Corp.	37,210	810,062
Square, Inc., Class A (x)*	50,642	1,188,061
Total System Services, Inc.	41,387	2,410,793
Vantiv, Inc., Class A*	36,638	2,320,651
Visa, Inc., Class A (x)	996,222	93,425,700
Western Union Co. (The)	107,761	2,052,847
WEX, Inc.*	7,181	748,763

		313,436,158

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc. (x)*	188,202	2,348,761
Analog Devices, Inc.	110,150	8,569,670
Applied Materials, Inc.	246,854	10,197,539
ASML Holding NV (NYRS)	7,600	990,356

Broadcom Ltd.	91,263	$21,268,842
Cavium, Inc.*	14,980	930,707
Cypress Semiconductor Corp. (x)	6,202	84,657
KLA-Tencor Corp.	35,838	3,279,535
Lam Research Corp.	36,862	5,213,393
Maxim Integrated Products, Inc.	64,217	2,883,343
Microchip Technology, Inc.	48,418	3,736,901
Micron Technology, Inc.*	180,853	5,400,271
Microsemi Corp.*	21,245	994,266
NVIDIA Corp.	141,152	20,404,933
NXP Semiconductors NV*	43,144	4,722,111
ON Semiconductor Corp.*	89,624	1,258,321
Qorvo, Inc.*	15,032	951,826
QUALCOMM, Inc.	243,440	13,442,757
Skyworks Solutions, Inc.	42,122	4,041,606
Teradyne, Inc.	42,206	1,267,446
Texas Instruments, Inc.	228,302	17,563,273
Versum Materials, Inc.	2,495	81,088
Xilinx, Inc.	121,454	7,811,921

		137,443,523

Software (7.3%)
Activision Blizzard, Inc.	169,116	9,736,008
Adobe Systems, Inc.*	223,762	31,648,897
ANSYS, Inc.*	19,458	2,367,649
Atlassian Corp. plc, Class A*	16,677	586,697
Autodesk, Inc.*	221,432	22,324,774
Cadence Design Systems, Inc.*	63,265	2,118,745
CDK Global, Inc.	30,784	1,910,455
Citrix Systems, Inc.*	33,945	2,701,343
Dell Technologies, Inc., Class V*	46,785	2,859,031
Electronic Arts, Inc.*	107,050	11,317,326
Fortinet, Inc.*	32,309	1,209,649
Guidewire Software, Inc.*	6,754	464,067
Intuit, Inc.	92,291	12,257,168
Manhattan Associates, Inc.*	15,449	742,479
Microsoft Corp.	2,294,822	158,182,081
Oracle Corp.	708,766	35,537,528
PTC, Inc.*	26,124	1,439,955
Red Hat, Inc.*	40,456	3,873,662
salesforce.com, Inc.*	230,397	19,952,380
ServiceNow, Inc.*	72,712	7,707,472
Snap, Inc., Class A (x)*	149,975	2,665,056
Splunk, Inc.*	31,398	1,786,232
SS&C Technologies Holdings, Inc.	36,120	1,387,369
Symantec Corp.	140,927	3,981,188
Synopsys, Inc.*	3,162	230,605
Tableau Software, Inc., Class A*	13,639	835,662
Take-Two Interactive Software, Inc.*	22,636	1,661,030
Tyler Technologies, Inc.*	7,863	1,381,293
Ultimate Software Group, Inc. (The) (x)*	6,485	1,362,239
VMware, Inc., Class A (x)*	16,287	1,423,972
Workday, Inc., Class A*	51,675	5,012,475

		350,664,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,363,427	$196,360,756
NCR Corp.*	26,958	1,100,965
NetApp, Inc.	52,953	2,120,768
Western Digital Corp.	9,531	844,447

		200,426,936

Total Information Technology		1,464,672,749

Materials (2.1%)
Chemicals (1.5%)
Albemarle Corp.	4,704	496,460
Axalta Coating Systems Ltd.*	48,410	1,551,056
Celanese Corp.	18,951	1,799,208
Chemours Co. (The)	42,160	1,598,707
Ecolab, Inc.	58,675	7,789,106
EI du Pont de Nemours & Co.	198,542	16,024,324
FMC Corp.	30,523	2,229,705
Huntsman Corp.	22,090	570,806
International Flavors & Fragrances, Inc.	18,043	2,435,805
LyondellBasell Industries NV, Class A	32,888	2,775,418
Monsanto Co.	100,222	11,862,276
NewMarket Corp.	1,540	709,139
Platform Specialty Products Corp.*	22,898	290,347
PPG Industries, Inc.	54,517	5,994,689
Praxair, Inc.	57,309	7,596,308
RPM International, Inc.	27,517	1,501,052
Scotts Miracle-Gro Co. (The), Class A	9,269	829,205
Sherwin-Williams Co. (The)	18,722	6,570,673
Westlake Chemical Corp.	4,031	266,893
WR Grace & Co.	15,474	1,114,283

		74,005,460

Construction Materials (0.2%)
Eagle Materials, Inc.	10,244	946,750
Martin Marietta Materials, Inc.	12,970	2,886,863
Vulcan Materials Co.	27,923	3,537,286

		7,370,899

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,164	274,825
Avery Dennison Corp.	19,308	1,706,248
Ball Corp.	43,832	1,850,149
Berry Global Group, Inc.*	29,555	1,684,931
Crown Holdings, Inc.*	20,964	1,250,712
Graphic Packaging Holding Co.	50,511	696,042
International Paper Co.	85,406	4,834,833
Owens-Illinois, Inc.*	29,156	697,412
Packaging Corp. of America	21,326	2,375,503
Sealed Air Corp.	22,825	1,021,647
Silgan Holdings, Inc.	15,458	491,255

		16,883,557

Metals & Mining (0.1%)
Compass Minerals International, Inc. (x)	40,931	2,672,794
Freeport-McMoRan, Inc.*	62,472	750,289
Royal Gold, Inc. (x)	5,484	428,684

Southern Copper Corp. (x)	16,574	$573,958
Steel Dynamics, Inc.	8,044	288,056

		4,713,781

Total Materials		102,973,697

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	150,682	19,938,243
Boston Properties, Inc. (REIT)	5,544	682,023
CoreSite Realty Corp. (REIT)	7,700	797,181
Crown Castle International Corp. (REIT)	121,038	12,125,587
CubeSmart (REIT)	27,248	655,042
CyrusOne, Inc. (REIT)	17,324	965,813
Digital Realty Trust, Inc. (REIT)	25,573	2,888,470
Douglas Emmett, Inc. (REIT)	26,486	1,012,030
DuPont Fabros Technology, Inc. (REIT)	17,582	1,075,315
Equinix, Inc. (REIT)	23,174	9,945,354
Equity LifeStyle Properties, Inc. (REIT)	18,527	1,599,621
Extra Space Storage, Inc. (REIT)	23,640	1,843,920
Federal Realty Investment Trust (REIT)	6,454	815,721
Gaming and Leisure Properties, Inc. (REIT)	14,753	555,746
Hudson Pacific Properties, Inc. (REIT)	3,590	122,742
Iron Mountain, Inc. (REIT)	52,613	1,807,783
Lamar Advertising Co. (REIT), Class A	17,018	1,252,014
Outfront Media, Inc. (REIT)	5,385	124,501
Public Storage (REIT)	33,782	7,044,560
SBA Communications Corp. (REIT)*	27,452	3,703,275
Simon Property Group, Inc. (REIT)	64,332	10,406,344
Tanger Factory Outlet Centers, Inc. (REIT)	1,668	43,335
Taubman Centers, Inc. (REIT)	6,249	372,128

		79,776,748

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	29,691	1,080,752

Total Real Estate		80,857,500

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	467,126	20,861,848
Zayo Group Holdings, Inc.*	42,357	1,308,831

		22,170,679

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	96,978	5,878,806

Total Telecommunication Services		28,049,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	30,400	$4,259,952

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	13,381	230,421

Total Utilities		4,490,373

Total Common Stocks (82.1%) (Cost $2,314,240,110)		3,974,943,788

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	5,579	1,357,984
iShares Morningstar Large-Cap Fund (x)	10,023	1,467,067
iShares Morningstar Large-Cap Growth Fund (x)‡	594,865	82,829,003
iShares Morningstar Large-Cap Value Fund (x)	85,868	8,242,950
iShares Russell 1000 Fund (x)	3,225	436,246
iShares Russell 1000 Growth Fund	1,033,473	123,003,955
iShares Russell 1000 Value Fund (x)	79,690	9,278,307
iShares S&P 100 Fund (x)	2,587	276,550
iShares S&P 500 Growth Fund (x)	597,350	81,747,348
iShares S&P 500 Value Fund (x)	92,504	9,709,220
Vanguard Growth Fund (x)	647,822	82,299,307
Vanguard Large-Cap Fund (x)	600	66,612
Vanguard Value Fund (x)	90,500	8,738,680

Total Exchange Traded Funds (8.4%) (Cost $218,633,593)		409,453,229

SHORT-TERM INVESTMENTS:
Investment Company (7.1%)
JPMorgan Prime Money Market Fund, IM Shares	344,910,705	345,014,178

Repurchase Agreements (1.7%)
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $1,700,205, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,890,100. (xx)	1,700,000	1,700,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $7,000,904, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $7,782,765. (xx)	7,000,000	$7,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,426,483, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,474,775. (xx)	2,426,250	2,426,250
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $3,060,016. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $4,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $4,082,664. (xx)	4,000,000	4,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $5,701,275, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,817,796. (xx)	5,700,000	5,700,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $10,001,117, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $10,201,188. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $2,000,423, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	$2,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $3,000,315, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $3,060,643. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $9,001,855, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $9,180,016. (xx)	9,000,000	9,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $12,002,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $12,240,001. (xx)	12,000,000	12,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $17,003,504, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $17,340,000. (xx)	17,000,000	$17,000,000

Total Repurchase Agreements		81,826,250

Total Short-Term Investments (8.8%) (Cost $426,758,519)		426,840,428

Total Investments (99.3%) (Cost $2,959,632,222)		4,811,237,445
Other Assets Less Liabilities (0.7%)		35,812,661

Net Assets (100%)		$4,847,050,106

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $84,017,717. This was secured by cash collateral of $81,826,250 which was subsequently invested in joint repurchase agreements with a total value of $81,826,250, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,968,254 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 7/27/17 - 11/15/46.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Large-Cap Growth Fund	$69,013,470	$8,448,873	$4,419,467	$82,829,003	$342,596	$360,557

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	746	September-17	$87,807,174	$84,339,030	$(3,468,144)
S&P 500 E-Mini Index	2,821	September-17	342,698,864	341,467,945	(1,230,919)

					$(4,699,063)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$807,733,841	$8,821,842	$—	$816,555,683
Consumer Staples	324,604,492	32,395,475	—	356,999,967
Energy	29,368,231	—	—	29,368,231
Financials	154,019,667	—	—	154,019,667
Health Care	539,966,019	—	—	539,966,019
Industrials	396,990,417	—	—	396,990,417
Information Technology	1,459,412,348	5,260,401	—	1,464,672,749
Materials	102,973,697	—	—	102,973,697
Real Estate	80,857,500	—	—	80,857,500
Telecommunication Services	28,049,485	—	—	28,049,485
Utilities	4,490,373	—	—	4,490,373
Exchange Traded Funds
Exchange Traded Funds	409,453,229	—	—	409,453,229
Short-Term Investments
Investment Companies	345,014,178	—	—	345,014,178
Repurchase Agreements	—	81,826,250	—	81,826,250

Total Assets	$4,682,933,477	$128,303,968	$—	$4,811,237,445

Liabilities:
Futures	$(4,699,063)	$—	$—	$(4,699,063)

Total Liabilities	$(4,699,063)	$—	$—	$(4,699,063)

Total	$4,678,234,414	$128,303,968	$—	$4,806,538,382

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets Unrealized depreciation	$(4,699,063	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,240	$1,240
Equity contracts	50,112,801	—	50,112,801

Total	$50,112,801	$1,240	$50,114,041

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(6,962,414)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $446,349,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 27%)*	$551,821,772
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 30%)*	$830,644,231

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,839,772,072
Aggregate gross unrealized depreciation	(16,335,364)

Net unrealized appreciation	$1,823,436,708

Federal income tax cost of investments	$2,987,800,737

For the six months ended June 30, 2017, the Portfolio incurred approximately $22,133 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $40,491,824)	$82,829,003
Unaffiliated Issuers (Cost $2,837,314,148)	4,646,582,192
Repurchase Agreements (Cost $81,826,250)	81,826,250
Cash	97,224,001
Cash held as collateral at broker	15,515,200
Receivable for securities sold	12,514,897
Dividends, interest and other receivables	2,839,775
Receivable from Separate Accounts for Trust shares sold	125,122
Due from broker for futures variation margin	124,789
Security lending income receivable	115,258
Other assets	53,423

Total assets	4,939,749,910

LIABILITIES
Payable for return of collateral on securities loaned	81,826,250
Payable for securities purchased	5,284,991
Payable to Separate Accounts for Trust shares redeemed	1,937,154
Investment management fees payable	1,860,683
Distribution fees payable – Class IB	856,683
Administrative fees payable	499,625
Distribution fees payable – Class IA	10,721
Trustees’ fees payable	9,954
Due to Custodian	209
Accrued expenses	413,534

Total liabilities	92,699,804

NET ASSETS	$4,847,050,106

Net assets were comprised of:
Paid in capital	$2,773,672,554
Accumulated undistributed net investment income (loss)	13,929,150
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	212,538,370
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,846,910,032

Net assets	$4,847,050,106

Class IA
Net asset value, offering and redemption price per share, $51,650,522 / 1,620,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.87

Class IB
Net asset value, offering and redemption price per share, $4,114,499,564 / 132,274,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.11

Class K
Net asset value, offering and redemption price per share, $680,900,020 / 21,340,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.91

(x)	Includes value of securities on loan of $84,017,717.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($342,596 of dividend income received from affiliates) (net of $107,948 foreign withholding tax)	$32,052,173
Interest	149,336
Securities lending (net)	478,778

Total income	32,680,287

EXPENSES
Investment management fees	10,921,349
Distribution fees – Class IB	4,999,444
Administrative fees	2,934,265
Printing and mailing expenses	179,595
Custodian fees	138,046
Professional fees	101,882
Distribution fees – Class IA	61,838
Trustees’ fees	55,763
Miscellaneous	60,016

Total expenses	19,452,198

NET INVESTMENT INCOME (LOSS)	13,228,089

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($360,557 of realized gain (loss) from affiliates)	146,457,467
Futures	50,112,801
Foreign currency transactions	3,096

Net realized gain (loss)	196,573,364

Change in unrealized appreciation (depreciation) on:
Investments ($9,786,127 of change in unrealized appreciation (depreciation) from affiliates)	439,261,070
Futures	(6,962,414)
Foreign currency translations	3,906

Net change in unrealized appreciation (depreciation)	432,302,562

NET REALIZED AND UNREALIZED GAIN (LOSS)	628,875,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$642,104,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,228,089	$26,419,648
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	196,573,364	236,936,083
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	432,302,562	(25,503,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	642,104,015	237,852,303

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(261,579)
Class IB	—	(21,411,371)
Class K	—	(5,542,835)

	—	(27,215,785)

Distributions from net realized capital gains
Class IA	—	(1,546,843)
Class IB	—	(129,611,628)
Class K	—	(22,535,948)

	—	(153,694,419)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(180,910,204)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 35,487 and 69,059 shares, respectively ]	1,070,189	1,891,566
Capital shares issued in reinvestment of dividends and distributions [ 0 and 64,220 shares, respectively ]	—	1,808,422
Capital shares repurchased [ (91,651) and (207,721) shares, respectively ]	(2,768,816)	(5,705,986)

Total Class IA transactions	(1,698,627)	(2,005,998)

Class IB
Capital shares sold [ 626,786 and 1,234,669 shares, respectively ]	18,512,591	32,513,314
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,494,488 shares, respectively ]	—	151,022,999
Capital shares repurchased [ (8,620,919) and (19,677,523) shares, respectively ]	(255,487,301)	(527,067,405)

Total Class IB transactions	(236,974,710)	(343,531,092)

Class K
Capital shares sold [ 170,797 and 358,850 shares, respectively ]	5,051,715	9,814,085
Capital shares issued in reinvestment of dividends and distributions [ 0 and 997,326 shares, respectively ]	—	28,078,783
Capital shares repurchased [ (3,246,708) and (8,175,034) shares, respectively ]	(98,092,190)	(222,043,549)

Total Class K transactions	(93,040,475)	(184,150,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(331,713,812)	(529,687,771)

TOTAL INCREASE (DECREASE) IN NET ASSETS	310,390,203	(472,745,672)
NET ASSETS:
Beginning of period	4,536,659,903	5,009,405,575

End of period (a)	$4,847,050,106	$4,536,659,903

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,929,150	$701,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.83	$27.43	$27.67	$24.95	$18.46	$16.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.08	0.06	0.05	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.96	1.36	1.01	2.71	6.48	2.14

Total from investment operations	4.04	1.51	1.09	2.77	6.53	2.24

Less distributions:
Dividends from net investment income	—	(0.16)	(0.08)	(0.05)	(0.04)	(0.11)
Distributions from net realized gains	—	(0.95)	(1.25)	—	—	—

Total dividends and distributions	—	(1.11)	(1.33)	(0.05)	(0.04)	(0.11)

Net asset value, end of period	$31.87	$27.83	$27.43	$27.67	$24.95	$18.46

Total return (b)	14.52%	5.48%	4.03%	11.11%	35.36%	13.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,651	$46,671	$48,031	$50,676	$13,266	$9,305
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.85%	0.84%	0.87%	0.90%	0.93%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.85%	0.84%	0.87%	0.89%	0.93%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.86%	0.85%	0.87%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.52%	0.53%	0.27%	0.22%	0.24%	0.54%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.52%	0.53%	0.27%	0.22%	0.24%	0.54%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.52%	0.53%	0.27%	0.22%	0.24%	0.54%
Portfolio turnover rate (z)^	13%	25%	41%	35%	40%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.17	$26.79	$27.05	$24.40	$18.05	$15.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.14	0.08	0.05	0.05	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.86	1.35	0.99	2.65	6.34	2.10

Total from investment operations	3.94	1.49	1.07	2.70	6.39	2.20

Less distributions:
Dividends from net investment income	—	(0.16)	(0.08)	(0.05)	(0.04)	(0.11)
Distributions from net realized gains	—	(0.95)	(1.25)	—	—	—

Total dividends and distributions	—	(1.11)	(1.33)	(0.05)	(0.04)	(0.11)

Net asset value, end of period	$31.11	$27.17	$26.79	$27.05	$24.40	$18.05

Total return (b)	14.50%	5.53%	4.05%	11.07%	35.39%	13.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,114,500	$3,810,472	$4,104,762	$4,486,130	$4,223,748	$926,855
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.85%	0.84%	0.86%	0.90%	0.93%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.85%	0.84%	0.86%	0.89%	0.93%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.86%	0.85%	0.86%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.52%	0.53%	0.27%	0.20%	0.22%	0.54%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.52%	0.53%	0.27%	0.20%	0.22%	0.54%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.52%	0.53%	0.27%	0.20%	0.22%	0.54%
Portfolio turnover rate (z)^	13%	25%	41%	35%	40%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.83	$27.42	$27.67	$24.95	$18.46	$16.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.21	0.15	0.12	0.11	0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.96	1.39	1.01	2.72	6.48	2.16

Total from investment operations	4.08	1.60	1.16	2.84	6.59	2.30

Less distributions:
Dividends from net investment income	—	(0.24)	(0.16)	(0.12)	(0.10)	(0.16)
Distributions from net realized gains	—	(0.95)	(1.25)	—	—	—

Total dividends and distributions	—	(1.19)	(1.41)	(0.12)	(0.10)	(0.16)

Net asset value, end of period	$31.91	$27.83	$27.42	$27.67	$24.95	$18.46

Total return (b)	14.66%	5.79%	4.26%	11.39%	35.70%	14.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$680,900	$679,517	$856,613	$1,112,125	$1,154,919	$976,222
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.60%	0.59%	0.61%	0.65%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.61%	0.60%	0.59%	0.61%	0.64%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.61%	0.61%	0.60%	0.61%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.77%	0.78%	0.52%	0.45%	0.49%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.77%	0.78%	0.52%	0.45%	0.49%	0.78%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.77%	0.77%	0.51%	0.45%	0.49%	0.78%
Portfolio turnover rate (z)^	13%	25%	41%	35%	40%	28%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ae)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP VALUE MANAGED VOLATILITY (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	22.2%
Health Care	12.7
Information Technology	9.1
Consumer Staples	8.1
Energy	8.1
Investment Companies	7.9
Industrials	7.9
Consumer Discretionary	6.5
Utilities	4.8
Real Estate	3.0
Exchange Traded Funds	2.6
Materials	2.4
Telecommunication Services	2.4
Repurchase Agreements	1.6
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,046.64	$4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.29
Class IB
Actual	1,000.00	1,046.15	4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.29
Class K
Actual	1,000.00	1,047.23	3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.79	3.04

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.5%)
Auto Components (0.5%)
Adient plc	22,644	$1,480,465
BorgWarner, Inc.	45,700	1,935,852
Delphi Automotive plc	56,291	4,933,906
Gentex Corp.	24,102	457,215
Goodyear Tire & Rubber Co. (The)	60,700	2,122,072
Lear Corp.	64,460	9,158,477
Magna International, Inc.	117,340	5,436,362

		25,524,349

Automobiles (0.5%)
Ford Motor Co.	940,420	10,523,300
General Motors Co.	373,202	13,035,945
Harley-Davidson, Inc.	27,241	1,471,559

		25,030,804

Distributors (0.1%)
Genuine Parts Co.	21,662	2,009,367
LKQ Corp.*	63,400	2,089,030

		4,098,397

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,126	675,206
H&R Block, Inc.	42,100	1,301,311

		1,976,517

Hotels, Restaurants & Leisure (0.5%)
Aramark	33,630	1,378,157
Carnival Corp.	108,717	7,128,574
Extended Stay America, Inc.	17,400	336,864
Hilton Worldwide Holdings, Inc.	5,566	344,257
Hyatt Hotels Corp., Class A*	8,092	454,851
International Game Technology plc	26,000	475,800
McDonald’s Corp.	23,688	3,628,054
MGM Resorts International	113,262	3,543,968
Norwegian Cruise Line Holdings Ltd.*	38,582	2,094,617
Royal Caribbean Cruises Ltd.	41,386	4,520,593
Yum Brands, Inc.	10,253	756,261
Yum China Holdings, Inc.*	12,100	477,103

		25,139,099

Household Durables (0.5%)
CalAtlantic Group, Inc.	16,900	597,415
DR Horton, Inc.	37,065	1,281,337
Garmin Ltd.	29,012	1,480,482
Leggett & Platt, Inc.	6,200	325,686
Lennar Corp., Class A	47,986	2,558,614
Lennar Corp., Class B	2,300	103,431
Mohawk Industries, Inc.*	13,987	3,380,518
Newell Brands, Inc.	223,844	12,002,514
PulteGroup, Inc.	50,400	1,236,312
Tempur Sealy International, Inc.*	6,800	363,052
Toll Brothers, Inc.	19,360	764,914
Whirlpool Corp.	16,072	3,079,717

		27,173,992

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	10,600	$572,612
Liberty Interactive Corp. QVC Group, Class A*	43,411	1,065,306
Liberty Ventures*	19,200	1,003,968
Priceline Group, Inc. (The)*	773	1,445,912
TripAdvisor, Inc.*	14,000	534,800

		4,622,598

Leisure Products (0.0%)
Brunswick Corp.	4,000	250,920
Hasbro, Inc.	6,700	747,117
Mattel, Inc.	66,900	1,440,357

		2,438,394

Media (2.7%)
CBS Corp. (Non-Voting), Class B	9,482	604,762
Charter Communications, Inc., Class A*	15,700	5,288,545
Cinemark Holdings, Inc.	25,600	994,560
Comcast Corp., Class A	733,022	28,529,217
Discovery Communications, Inc., Class A (x)*	36,500	942,795
Discovery Communications, Inc., Class C*	50,500	1,273,105
DISH Network Corp., Class A*	12,200	765,672
Interpublic Group of Cos., Inc. (The)	342,554	8,426,828
John Wiley & Sons, Inc., Class A	10,612	559,783
Liberty Broadband Corp., Class A*	6,114	524,520
Liberty Broadband Corp., Class C*	25,028	2,171,179
Liberty Media Corp-Liberty Formula One, Class A (x)*	5,900	206,677
Liberty Media Corp-Liberty Formula One, Class C*	25,500	933,810
Liberty Media Corp-Liberty SiriusXM, Class A*	21,356	896,525
Liberty Media Corp-Liberty SiriusXM, Class C*	43,012	1,793,600
Lions Gate Entertainment Corp., Class A*	4,400	124,168
Lions Gate Entertainment Corp., Class B*	8,400	220,752
Madison Square Garden Co. (The), Class A (x)*	4,100	807,290
News Corp., Class A	91,732	1,256,728
News Corp., Class B	29,200	413,180
Omnicom Group, Inc.	96,808	8,025,383
Regal Entertainment Group, Class A (x)	78,139	1,598,724
Scripps Networks Interactive, Inc., Class A (x)	142,287	9,719,625
Sirius XM Holdings, Inc. (x)	18,400	100,648
TEGNA, Inc.	51,638	744,104
Time Warner, Inc.	249,029	25,005,002
Tribune Media Co., Class A	17,400	709,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Twenty-First Century Fox, Inc., Class A	273,637	$7,754,873
Twenty-First Century Fox, Inc., Class B	100,300	2,795,361
Viacom, Inc., Class A (x)	2,400	91,320
Viacom, Inc., Class B	84,700	2,843,379
Walt Disney Co. (The)	130,334	13,847,988

		129,969,501

Multiline Retail (0.4%)
Dollar General Corp.	97,137	7,002,606
Dollar Tree, Inc.*	2,900	202,768
Kohl’s Corp.	41,386	1,600,397
Macy’s, Inc.	73,536	1,708,977
Target Corp.	170,158	8,897,561

		19,412,309

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	21,155	2,466,461
AutoNation, Inc. (x)*	15,400	649,264
AutoZone, Inc.*	1,000	570,460
Bed Bath & Beyond, Inc.	33,400	1,015,360
Best Buy Co., Inc.	63,661	3,649,685
Burlington Stores, Inc. (x)*	34,953	3,215,326
Cabela’s, Inc.*	12,100	718,982
Dick’s Sporting Goods, Inc.	4,500	179,235
Foot Locker, Inc.	29,205	1,439,222
GameStop Corp., Class A (x)	23,896	516,393
Gap, Inc. (The)	54,900	1,207,251
Home Depot, Inc. (The)	47,150	7,232,811
L Brands, Inc.	48,600	2,619,054
Michaels Cos., Inc. (The)*	225,552	4,177,223
Murphy USA, Inc.*	8,330	617,336
Penske Automotive Group, Inc.	8,500	373,235
Ross Stores, Inc.	32,620	1,883,153
Sally Beauty Holdings, Inc.*	21,600	437,400
Signet Jewelers Ltd. (x)	16,400	1,037,136
Staples, Inc.	157,496	1,585,985
Tiffany & Co.	26,000	2,440,620
TJX Cos., Inc. (The)	18,195	1,313,133
Urban Outfitters, Inc. (x)*	20,700	383,778
Williams-Sonoma, Inc. (x)	16,700	809,950

		40,538,453

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	56,400	2,669,976
Hanesbrands, Inc.	87,841	2,034,398
Michael Kors Holdings Ltd.*	34,300	1,243,375
NIKE, Inc., Class B	33,101	1,952,959
PVH Corp.	18,682	2,139,089
Ralph Lauren Corp.	13,600	1,003,680
Skechers U.S.A., Inc., Class A (x)*	17,900	528,050
Under Armour, Inc., Class A (x)*	12,000	261,120
Under Armour, Inc., Class C*	12,100	243,936
VF Corp.	20,700	1,192,320

		13,268,903

Total Consumer Discretionary		319,193,316

Consumer Staples (8.1%)
Beverages (0.8%)
Brown-Forman Corp., Class A	700	$34,510
Brown-Forman Corp., Class B	2,400	116,640
Coca-Cola Co. (The)	233,900	10,490,415
Diageo plc	163,540	4,831,965
Molson Coors Brewing Co., Class B	41,622	3,593,643
PepsiCo, Inc.	165,282	19,088,419

		38,155,592

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc. (x)	9,400	1,006,834
CVS Health Corp.	358,948	28,880,956
Kroger Co. (The)	492,368	11,482,022
Rite Aid Corp.*	135,400	399,430
US Foods Holding Corp.*	32,200	876,484
Walgreens Boots Alliance, Inc.	313,367	24,539,770
Wal-Mart Stores, Inc.	389,133	29,449,584
Whole Foods Market, Inc.	65,000	2,737,150

		99,372,230

Food Products (1.9%)
Archer-Daniels-Midland Co.	174,087	7,203,720
Bunge Ltd.	33,814	2,522,524
Campbell Soup Co.	14,800	771,820
Conagra Brands, Inc.	97,720	3,494,467
Danone SA	28,978	2,178,128
Flowers Foods, Inc. (x)	42,500	735,675
General Mills, Inc.	196,146	10,866,488
Hain Celestial Group, Inc. (The) (x)*	24,500	951,090
Hershey Co. (The)	3,500	375,795
Hormel Foods Corp. (x)	90,147	3,074,914
Ingredion, Inc.	17,156	2,045,167
JM Smucker Co. (The)	65,972	7,806,467
Kellogg Co.	4,620	320,905
Kraft Heinz Co. (The)	145,100	12,426,365
Lamb Weston Holdings, Inc.	27,106	1,193,748
Mondelez International, Inc., Class A (x)	394,489	17,037,981
Nestle SA (Registered)	95,216	8,286,344
Pilgrim’s Pride Corp. (x)*	1,300	28,496
Pinnacle Foods, Inc.	28,481	1,691,771
Post Holdings, Inc.*	15,600	1,211,340
Seaboard Corp.	100	399,500
TreeHouse Foods, Inc. (x)*	9,300	759,717
Tyson Foods, Inc., Class A	110,797	6,939,216

		92,321,638

Household Products (1.6%)
Clorox Co. (The)	4,577	609,839
Colgate-Palmolive Co.	194,800	14,440,524
Kimberly-Clark Corp.	22,843	2,949,260
Procter & Gamble Co. (The)#	687,909	59,951,270

		77,950,893

Personal Products (0.1%)
Coty, Inc., Class A	213,955	4,013,796
Edgewell Personal Care Co.*	13,773	1,047,023
Nu Skin Enterprises, Inc., Class A	9,000	565,560
Unilever NV (NYRS) (x)	20,028	1,106,948

		6,733,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (1.7%)
Altria Group, Inc.	154,379	$11,496,604
Philip Morris International, Inc.	591,409	69,460,987
Reynolds American, Inc.	76,700	4,988,568

		85,946,159

Total Consumer Staples		400,479,839

Energy (8.1%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	102,591	5,592,235
Halliburton Co.	67,700	2,891,467
Helmerich & Payne, Inc. (x)	25,483	1,384,746
Nabors Industries Ltd. (x)	66,825	543,956
National Oilwell Varco, Inc.	91,705	3,020,763
Oceaneering International, Inc.	23,600	539,024
Patterson-UTI Energy, Inc.	50,149	1,012,508
RPC, Inc. (x)	198,957	4,020,921
Schlumberger Ltd.	441,067	29,039,851
Transocean Ltd. (x)*	94,500	777,735
Weatherford International plc (x)*	212,600	822,762

		49,645,968

Oil, Gas & Consumable Fuels (7.1%)
Anadarko Petroleum Corp.	135,206	6,130,240
Antero Resources Corp.*	28,100	607,241
Apache Corp.	189,853	9,099,654
Cabot Oil & Gas Corp.	32,700	820,116
Canadian Natural Resources Ltd.	179,724	5,183,240
Centennial Resource Development, Inc., Class A*	26,600	420,812
Cheniere Energy, Inc.*	16,600	808,586
Chesapeake Energy Corp. (x)*	203,083	1,009,323
Chevron Corp.	493,459	51,482,577
Cimarex Energy Co.	1,572	147,784
Concho Resources, Inc.*	35,600	4,326,468
ConocoPhillips	514,991	22,639,004
CONSOL Energy, Inc.*	54,830	819,160
Continental Resources, Inc.*	11,700	378,261
Devon Energy Corp.	557,641	17,827,783
Diamondback Energy, Inc.*	18,300	1,625,223
Energen Corp. (x)*	23,388	1,154,666
EOG Resources, Inc.	264,495	23,942,087
EQT Corp.	41,613	2,438,106
Extraction Oil & Gas, Inc. (x)*	28,959	389,499
Exxon Mobil Corp.#	1,090,569	88,041,634
Gulfport Energy Corp.*	375,514	5,538,832
Hess Corp.	162,668	7,136,245
HollyFrontier Corp. (x)	42,692	1,172,749
Kinder Morgan, Inc.	464,518	8,900,165
Kosmos Energy Ltd. (x)*	45,800	293,578
Marathon Oil Corp.	598,714	7,094,761
Marathon Petroleum Corp.	331,814	17,363,827
Murphy Oil Corp. (x)	39,222	1,005,260
Noble Energy, Inc.	116,094	3,285,460
Occidental Petroleum Corp.	254,750	15,251,883
Parsley Energy, Inc., Class A (x)*	18,900	524,475
PBF Energy, Inc., Class A (x)	26,318	585,839
Phillips 66	105,219	8,700,559

Pioneer Natural Resources Co.	40,800	$6,510,864
QEP Resources, Inc.*	57,703	582,800
Range Resources Corp.	55,037	1,275,207
Rice Energy, Inc.*	19,662	523,599
RSP Permian, Inc.*	15,700	506,639
SM Energy Co.	26,600	439,698
Southwestern Energy Co.*	121,600	739,328
Suncor Energy, Inc.	82,922	2,421,322
Targa Resources Corp.	47,000	2,124,400
Tesoro Corp.	30,933	2,895,329
Valero Energy Corp.	170,062	11,472,383
Whiting Petroleum Corp. (x)*	86,648	477,430
Williams Cos., Inc. (The)	170,410	5,160,015
World Fuel Services Corp.	16,290	626,351
WPX Energy, Inc.*	95,303	920,627

		352,821,089

Total Energy		402,467,057

Financials (22.2%)
Banks (10.5%)
Associated Banc-Corp	36,384	916,877
Bank of America Corp.	3,528,753	85,607,547
Bank of Hawaii Corp.	10,128	840,320
Bank of the Ozarks, Inc.	14,828	694,988
BankUnited, Inc. (x)	25,008	843,020
BB&T Corp.	195,490	8,877,201
BOK Financial Corp. (x)	6,044	508,482
CIT Group, Inc. (x)	48,808	2,376,950
Citigroup, Inc.	1,224,329	81,883,123
Citizens Financial Group, Inc.	122,262	4,362,308
Comerica, Inc.	106,190	7,777,356
Commerce Bancshares, Inc.	21,458	1,219,458
Cullen/Frost Bankers, Inc. (x)	13,767	1,292,859
East West Bancorp, Inc.	32,529	1,905,549
Fifth Third Bancorp	201,707	5,236,314
First Hawaiian, Inc.	12,788	391,569
First Horizon National Corp.	55,692	970,155
First Republic Bank	7,413	742,041
FNB Corp.	77,300	1,094,568
Huntington Bancshares, Inc.	260,501	3,521,974
JPMorgan Chase & Co.#	1,427,960	130,515,543
KeyCorp	459,824	8,617,102
M&T Bank Corp.	34,871	5,647,358
PacWest Bancorp	29,000	1,354,300
People’s United Financial, Inc.	82,448	1,456,032
Pinnacle Financial Partners, Inc.	12,100	759,880
PNC Financial Services Group, Inc. (The)	178,387	22,275,185
Popular, Inc.	24,240	1,011,050
Prosperity Bancshares, Inc.	16,000	1,027,840
Regions Financial Corp.	606,086	8,873,099
Signature Bank*	5,317	763,149
SunTrust Banks, Inc.	116,657	6,616,785
SVB Financial Group*	3,350	588,897
Synovus Financial Corp.	29,120	1,288,269
TCF Financial Corp.	38,236	609,482
US Bancorp	582,257	30,230,783
Webster Financial Corp.	22,000	1,148,840
Wells Fargo & Co.#	1,580,395	87,569,686
Western Alliance Bancorp*	10,200	501,840
Zions Bancorp.	48,214	2,117,077

		524,034,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (3.3%)
Affiliated Managers Group, Inc.	13,600	$2,255,696
Ameriprise Financial, Inc.	3,663	466,263
Bank of New York Mellon Corp. (The)	344,472	17,574,961
BGC Partners, Inc., Class A	41,000	518,240
BlackRock, Inc.	41,258	17,427,792
Charles Schwab Corp. (The)	58,566	2,515,995
CME Group, Inc.	81,808	10,245,634
E*TRADE Financial Corp.*	66,351	2,523,329
Federated Investors, Inc., Class B	16,600	468,950
Franklin Resources, Inc.	123,788	5,544,465
Goldman Sachs Group, Inc. (The)	141,841	31,474,519
Interactive Brokers Group, Inc., Class A (x)	15,794	591,011
Intercontinental Exchange, Inc.	73,815	4,865,885
Invesco Ltd.	82,607	2,906,940
Lazard Ltd., Class A	2,800	129,724
Legg Mason, Inc.	15,915	607,316
Moody’s Corp.	28,395	3,455,104
Morgan Stanley	447,416	19,936,857
Morningstar, Inc.	300	23,502
Nasdaq, Inc.	198,553	14,194,554
Northern Trust Corp.	50,454	4,904,633
Raymond James Financial, Inc.	22,930	1,839,445
S&P Global, Inc.	7,690	1,122,663
State Street Corp.	135,570	12,164,696
T. Rowe Price Group, Inc.	71,089	5,275,515
TD Ameritrade Holding Corp.	6,653	286,012

		163,319,701

Consumer Finance (1.8%)
Ally Financial, Inc.	111,000	2,319,900
American Express Co.	255,168	21,495,352
Capital One Financial Corp.	298,192	24,636,624
Credit Acceptance Corp. (x)*	300	77,142
Discover Financial Services	274,540	17,073,643
Navient Corp.	68,093	1,133,748
OneMain Holdings, Inc.*	115,694	2,844,915
Santander Consumer USA Holdings, Inc. (x)*	35,595	454,192
SLM Corp.*	457,539	5,261,699
Synchrony Financial	439,366	13,101,894

		88,399,109

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B#*	464,721	78,709,796
Leucadia National Corp.	59,405	1,554,035
Voya Financial, Inc.	42,261	1,559,008

		81,822,839

Insurance (4.6%)
Aflac, Inc.	93,690	7,277,839
Alleghany Corp.*	3,634	2,161,503
Allied World Assurance Co. Holdings AG	22,570	1,193,953
Allstate Corp. (The)	130,555	11,546,284
American Financial Group, Inc.	16,925	1,681,837

American International Group, Inc.	407,332	$25,466,397
American National Insurance Co.	1,779	207,236
Aon plc	63,343	8,421,452
Arch Capital Group Ltd.*	24,064	2,244,931
Arthur J Gallagher & Co	13,400	767,150
Aspen Insurance Holdings Ltd.	9,824	489,726
Assurant, Inc.	10,469	1,085,531
Assured Guaranty Ltd.	28,892	1,205,952
Athene Holding Ltd., Class A*	10,424	517,135
Axis Capital Holdings Ltd.	20,094	1,299,278
Brown & Brown, Inc.	28,262	1,217,244
Chubb Ltd.	178,350	25,928,524
Cincinnati Financial Corp.	37,121	2,689,416
CNA Financial Corp.	6,422	313,073
Erie Indemnity Co., Class A	1,600	200,112
Everest Re Group Ltd.	9,775	2,488,617
First American Financial Corp.	86,804	3,879,271
FNF Group	201,629	9,039,028
Hanover Insurance Group, Inc. (The)	10,201	904,115
Hartford Financial Services Group, Inc. (The)	205,153	10,784,893
Lincoln National Corp.	122,074	8,249,761
Loews Corp.	67,040	3,138,142
Markel Corp.*	3,349	3,268,155
Marsh & McLennan Cos., Inc.	14,638	1,141,178
Mercury General Corp.	6,541	353,214
MetLife, Inc.	344,016	18,900,239
Old Republic International Corp.	58,691	1,146,235
Principal Financial Group, Inc.	64,297	4,119,509
ProAssurance Corp.	12,670	770,336
Prudential Financial, Inc.	196,132	21,209,714
Reinsurance Group of America, Inc.	15,445	1,982,984
RenaissanceRe Holdings Ltd.	8,936	1,242,551
Torchmark Corp.	27,821	2,128,307
Travelers Cos., Inc. (The)	140,747	17,808,718
Unum Group	54,953	2,562,458
Validus Holdings Ltd.	18,578	965,499
White Mountains Insurance Group Ltd.	1,096	952,018
Willis Towers Watson plc	30,500	4,436,530
WR Berkley Corp.	22,954	1,587,728
XL Group Ltd.	140,824	6,168,091

		225,141,864

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	85,548	1,821,317
Annaly Capital Management, Inc. (REIT)	245,380	2,956,829
Chimera Investment Corp. (REIT)	45,056	839,393
MFA Financial, Inc. (REIT)	94,957	796,689
New Residential Investment Corp. (REIT)	73,900	1,149,884
Starwood Property Trust, Inc. (REIT)	61,436	1,375,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Two Harbors Investment Corp. (REIT)	83,361	$826,108

		9,765,772

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	195,076	2,561,348
TFS Financial Corp.	12,596	194,860

		2,756,208

Total Financials		1,095,240,349

Health Care (12.7%)
Biotechnology (1.2%)
Agios Pharmaceuticals, Inc.*	700	36,015
Alexion Pharmaceuticals, Inc.*	10,200	1,241,034
Alnylam Pharmaceuticals, Inc. (x)*	2,400	191,424
Amgen, Inc.	147,193	25,351,050
Biogen, Inc.*	6,468	1,755,156
Gilead Sciences, Inc.	375,005	26,542,855
Intrexon Corp. (x)*	3,400	81,906
Juno Therapeutics, Inc. (x)*	15,300	457,317
OPKO Health, Inc. (x)*	71,000	467,180
United Therapeutics Corp.*	10,700	1,388,111

		57,512,048

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	564,685	27,449,338
Alere, Inc.*	20,653	1,036,574
Baxter International, Inc.	372,543	22,553,753
Cooper Cos., Inc. (The)	2,664	637,815
Danaher Corp.	209,169	17,651,772
DENTSPLY SIRONA, Inc.	54,287	3,519,969
Hill-Rom Holdings, Inc.	965	76,824
Hologic, Inc.*	76,241	3,459,817
Medtronic plc	523,814	46,488,492
STERIS plc	20,200	1,646,300
Teleflex, Inc.	9,098	1,890,200
Zimmer Biomet Holdings, Inc.	165,982	21,312,089

		147,722,943

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (x)*	18,900	933,282
Aetna, Inc.	89,655	13,612,319
Anthem, Inc.	64,046	12,048,974
Brookdale Senior Living, Inc.*	44,300	651,653
Cardinal Health, Inc.	76,242	5,940,777
Centene Corp.*	35,885	2,866,494
Cigna Corp.	65,722	11,001,206
DaVita, Inc.*	37,500	2,428,500
Envision Healthcare Corp.*	28,039	1,757,204
Express Scripts Holding Co.*	186,605	11,912,863
HCA Healthcare, Inc.*	66,329	5,783,889
Humana, Inc.	5,739	1,380,918
Laboratory Corp. of America Holdings*	24,664	3,801,709
LifePoint Health, Inc.*	7,481	502,349
McKesson Corp.	104,208	17,146,384
MEDNAX, Inc.*	21,906	1,322,465
Patterson Cos., Inc. (x)	18,000	845,100
Premier, Inc., Class A*	8,700	$313,200
Quest Diagnostics, Inc.	59,857	6,653,704
UnitedHealth Group, Inc.	3,158	585,556
Universal Health Services, Inc., Class B	20,938	2,556,111
WellCare Health Plans, Inc.*	900	161,604

		104,206,261

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	58,920	3,494,545
Bio-Rad Laboratories, Inc., Class A*	5,083	1,150,334
Bruker Corp.	16,000	461,440
PerkinElmer, Inc.	21,304	1,451,655
QIAGEN NV*	37,053	1,242,387
Quintiles IMS Holdings, Inc.*	10,566	945,657
Thermo Fisher Scientific, Inc.	81,683	14,251,233
VWR Corp.*	20,517	677,266

		23,674,517

Pharmaceuticals (5.9%)
Akorn, Inc.*	1,100	36,894
Allergan plc	81,137	19,723,593
Bristol-Myers Squibb Co.	202,100	11,261,012
Endo International plc*	53,600	598,712
Johnson & Johnson#	759,798	100,513,677
Mallinckrodt plc*	154,626	6,928,791
Merck & Co., Inc.	797,820	51,132,284
Mylan NV*	128,600	4,992,252
Novartis AG (Registered)	13,930	1,159,260
Novartis AG (ADR)	116,608	9,733,270
Perrigo Co. plc	30,900	2,333,568
Pfizer, Inc.#	2,419,741	81,279,100
Roche Holding AG	3,995	1,017,394
Teva Pharmaceutical Industries Ltd. (ADR)	168,052	5,582,687

		296,292,494

Total Health Care		629,408,263

Industrials (7.9%)
Aerospace & Defense (1.8%)
Arconic, Inc.	94,161	2,132,747
Boeing Co. (The)	14,021	2,772,653
General Dynamics Corp.	37,108	7,351,095
Hexcel Corp.	7,200	380,088
Huntington Ingalls Industries, Inc.	1,800	335,088
L3 Technologies, Inc.	18,768	3,135,757
Lockheed Martin Corp.	24,653	6,843,919
Northrop Grumman Corp.	29,024	7,450,751
Orbital ATK, Inc.	13,809	1,358,253
Raytheon Co.	85,571	13,818,005
Spirit AeroSystems Holdings, Inc., Class A	29,073	1,684,490
Teledyne Technologies, Inc.*	8,400	1,072,260
Textron, Inc.	64,607	3,042,990
United Technologies Corp.	248,068	30,291,583

		81,669,679

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	12,800	722,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

United Parcel Service, Inc., Class B	62,018	$6,858,571
XPO Logistics, Inc.*	7,000	452,410

		8,033,925

Airlines (0.5%)
Alaska Air Group, Inc.	5,100	457,776
American Airlines Group, Inc.	61,000	3,069,520
Copa Holdings SA, Class A	7,000	819,000
Delta Air Lines, Inc.	183,501	9,861,343
JetBlue Airways Corp.*	265,566	6,062,872
Spirit Airlines, Inc.*	16,700	862,555
United Continental Holdings, Inc.*	75,051	5,647,588

		26,780,654

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	2,500	163,100
Johnson Controls International plc	464,150	20,125,544
Lennox International, Inc. (x)	700	128,548
Masco Corp.	27,000	1,031,670
Owens Corning	26,737	1,789,240
USG Corp. (x)*	21,100	612,322

		23,850,424

Commercial Services & Supplies (0.1%)
Clean Harbors, Inc.*	3,700	206,571
Pitney Bowes, Inc.	44,800	676,480
Republic Services, Inc.	55,465	3,534,785
Stericycle, Inc.*	19,900	1,518,768
Waste Management, Inc.	18,561	1,361,449

		7,298,053

Construction & Engineering (0.2%)
AECOM*	37,364	1,207,978
Fluor Corp.	33,605	1,538,437
Jacobs Engineering Group, Inc.	28,785	1,565,616
Quanta Services, Inc.*	88,298	2,906,770
Valmont Industries, Inc.	5,400	807,840

		8,026,641

Electrical Equipment (0.7%)
Acuity Brands, Inc. (x)	3,400	691,152
AMETEK, Inc.	45,700	2,768,049
Eaton Corp. plc	254,897	19,838,633
Emerson Electric Co.	149,961	8,940,675
Hubbell, Inc.	4,746	537,105
Regal Beloit Corp.	10,693	872,014
Sensata Technologies Holding NV (x)*	20,100	858,672

		34,506,300

Industrial Conglomerates (1.6%)
3M Co.	59,299	12,345,459
Carlisle Cos., Inc.	15,278	1,457,521
General Electric Co.#	1,734,374	46,845,442
Honeywell International, Inc.	150,410	20,048,149
Roper Technologies, Inc.	1,300	300,989

		80,997,560

Machinery (1.2%)
AGCO Corp.	16,051	$1,081,677
Caterpillar, Inc.	12,861	1,382,043
Colfax Corp.*	21,300	838,581
Crane Co.	12,074	958,434
Cummins, Inc.	38,436	6,235,088
Donaldson Co., Inc.	2,454	111,755
Dover Corp.	33,339	2,674,455
Flowserve Corp.	31,400	1,457,902
Fortive Corp.	7,034	445,604
IDEX Corp.	1,255	141,828
Illinois Tool Works, Inc.	43,065	6,169,061
Ingersoll-Rand plc	107,770	9,849,100
ITT, Inc.	21,300	855,834
Oshkosh Corp.	74,199	5,110,827
PACCAR, Inc.	82,676	5,459,923
Parker-Hannifin Corp.	4,338	693,299
Pentair plc	39,893	2,654,480
Snap-on, Inc.	12,100	1,911,800
Stanley Black & Decker, Inc.	52,581	7,399,724
Terex Corp.	21,703	813,863
Timken Co. (The)	16,639	769,554
Trinity Industries, Inc.	36,198	1,014,630
Wabtec Corp. (x)	14,000	1,281,000
Xylem, Inc.	20,717	1,148,343

		60,458,805

Marine (0.0%)
Kirby Corp.*	12,800	855,680

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	5,352	578,819
Equifax, Inc.	15,650	2,150,623
IHS Markit Ltd.*	40,500	1,783,620
ManpowerGroup, Inc.	16,108	1,798,458
Nielsen Holdings plc	345,029	13,338,821

		19,650,341

Road & Rail (0.6%)
AMERCO	1,203	440,370
Canadian National Railway Co.	30,607	2,480,697
CSX Corp.	44,737	2,440,851
Genesee & Wyoming, Inc., Class A*	14,639	1,001,161
Kansas City Southern	25,500	2,668,575
Norfolk Southern Corp.	97,894	11,913,701
Old Dominion Freight Line, Inc.	5,600	533,344
Ryder System, Inc.	12,758	918,321
Union Pacific Corp.	79,551	8,663,899

		31,060,919

Trading Companies & Distributors (0.1%)
Air Lease Corp.	21,749	812,543
MSC Industrial Direct Co., Inc., Class A	6,300	541,548
United Rentals, Inc.*	24,678	2,781,457
WESCO International, Inc.*	11,664	668,347
WW Grainger, Inc.	800	144,424

		4,948,319

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	18,800	1,473,920

Total Industrials		389,611,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (9.1%)
Communications Equipment (1.7%)
ARRIS International plc*	43,400	$1,216,068
Brocade Communications Systems, Inc.	97,776	1,232,955
Cisco Systems, Inc.	2,110,355	66,054,112
CommScope Holding Co., Inc.*	22,700	863,281
EchoStar Corp., Class A*	11,383	690,948
Harris Corp.	21,814	2,379,471
Juniper Networks, Inc.	90,129	2,512,797
Motorola Solutions, Inc.	35,700	3,096,618
Nokia OYJ (ADR) (x)	1,102,332	6,790,365

		84,836,615

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	21,308	1,670,973
Avnet, Inc.	29,882	1,161,812
Corning, Inc.	236,557	7,108,538
Dolby Laboratories, Inc., Class A	13,136	643,139
FLIR Systems, Inc.	15,235	528,045
Jabil, Inc.	42,874	1,251,492
Keysight Technologies, Inc.*	44,410	1,728,881
National Instruments Corp.	5,400	217,188
TE Connectivity Ltd.	9,842	774,369
Trimble, Inc.*	12,600	449,442

		15,533,879

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	40,600	2,022,286
Alphabet, Inc., Class C*	14,824	13,471,014
eBay, Inc.*	394,578	13,778,663
Facebook, Inc., Class A*	48,817	7,370,391
LogMeIn, Inc.	4,700	491,150
Twitter, Inc. (x)*	151,100	2,700,157
Zillow Group, Inc., Class A*	3,900	190,476
Zillow Group, Inc., Class C (x)*	7,800	382,278

		40,406,415

IT Services (1.2%)
Accenture plc, Class A	120,975	14,962,187
Amdocs Ltd.	53,322	3,437,136
Booz Allen Hamilton Holding Corp.	133,730	4,351,574
Cognizant Technology Solutions Corp., Class A	29,116	1,933,302
Conduent, Inc.*	45,608	726,992
CoreLogic, Inc.*	8,325	361,139
DST Systems, Inc.	13,200	814,440
DXC Technology Co.	14,490	1,111,673
Fidelity National Information Services, Inc.	88,469	7,555,253
First Data Corp., Class A*	56,627	1,030,611
Fiserv, Inc.*	25,313	3,096,792
International Business Machines Corp.	83,779	12,887,724
Leidos Holdings, Inc.	34,184	1,766,971
Mastercard, Inc., Class A	37,695	4,578,058
Sabre Corp.	10,900	237,293
Teradata Corp. (x)*	31,100	917,139
WEX, Inc.*	1,900	198,113

		59,966,397

Semiconductors & Semiconductor Equipment (2.3%)
Applied Materials, Inc.	29,681	$1,226,122
Cypress Semiconductor Corp. (x)	72,581	990,731
First Solar, Inc. (x)*	19,594	781,409
Intel Corp.	1,404,083	47,373,759
Lam Research Corp.	4,124	583,257
Marvell Technology Group Ltd.	97,100	1,604,092
Micron Technology, Inc.*	61,545	1,837,734
Microsemi Corp.*	5,200	243,360
NXP Semiconductors NV*	49,430	5,410,114
ON Semiconductor Corp.*	5,593	78,526
Qorvo, Inc.*	14,600	924,472
QUALCOMM, Inc.	671,079	37,056,982
Teradyne, Inc.	3,147	94,504
Texas Instruments, Inc.	109,093	8,392,524
Versum Materials, Inc.	23,803	773,598
Xilinx, Inc.	3,200	205,824

		107,577,008

Software (1.5%)
Autodesk, Inc.*	9,169	924,419
CA, Inc.	75,906	2,616,480
FireEye, Inc. (x)*	42,200	641,862
Guidewire Software, Inc.*	10,900	748,939
Intuit, Inc.	7,934	1,053,715
Microsoft Corp.	195,529	13,477,814
Nuance Communications, Inc.*	69,135	1,203,640
Oracle Corp.	1,016,256	50,955,075
SS&C Technologies Holdings, Inc.	3,300	126,753
Synopsys, Inc.*	33,247	2,424,704
Zynga, Inc., Class A*	182,389	663,896

		74,837,297

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	208,047	29,962,930
Hewlett Packard Enterprise Co.	617,658	10,246,946
HP, Inc.	727,598	12,718,413
NCR Corp.*	40,872	1,669,212
NetApp, Inc.	9,400	376,470
Western Digital Corp.	60,352	5,347,187
Xerox Corp.	190,697	5,478,725

		65,799,883

Total Information Technology		448,957,494

Materials (2.4%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	51,607	7,382,897
Akzo Nobel NV (ADR)	103,405	2,999,779
Albemarle Corp.	21,622	2,281,986
Ashland Global Holdings, Inc.	14,913	982,916
Cabot Corp.	14,689	784,833
Celanese Corp.	13,500	1,281,690
CF Industries Holdings, Inc. (x)	221,736	6,199,739
Dow Chemical Co. (The)	294,877	18,597,892
Eastman Chemical Co.	35,100	2,948,049
EI du Pont de Nemours & Co.	22,889	1,847,371
Huntsman Corp.	24,913	643,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

LyondellBasell Industries NV, Class A	63,884	$5,391,171
Monsanto Co.	15,717	1,860,264
Mosaic Co. (The)	84,587	1,931,121
NewMarket Corp.	200	92,096
Olin Corp.	39,700	1,202,116
Platform Specialty Products Corp.*	28,800	365,184
PPG Industries, Inc.	86,732	9,537,051
Praxair, Inc.	8,400	1,113,420
RPM International, Inc.	2,600	141,830
Scotts Miracle-Gro Co. (The), Class A	800	71,568
Sherwin-Williams Co. (The)	10,700	3,755,272
Valvoline, Inc.	49,245	1,168,091
Westlake Chemical Corp. (x)	4,236	280,466

		72,860,554

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,500	333,870
Vulcan Materials Co.	2,154	272,869

		606,739

Containers & Packaging (0.5%)
AptarGroup, Inc.	11,292	980,823
Ardagh Group SA	2,000	45,220
Avery Dennison Corp.	13,597	1,201,567
Ball Corp.	37,300	1,574,433
Bemis Co., Inc.	54,263	2,509,664
Crown Holdings, Inc.*	79,360	4,734,618
Graphic Packaging Holding Co.	104,623	1,441,705
International Paper Co.	9,013	510,226
Owens-Illinois, Inc.*	77,054	1,843,132
Sealed Air Corp.	22,900	1,025,004
Sonoco Products Co.	23,567	1,211,815
WestRock Co.	118,063	6,689,449

		23,767,656

Metals & Mining (0.4%)
Alcoa Corp.	44,487	1,452,501
Freeport-McMoRan, Inc.*	261,977	3,146,344
Newmont Mining Corp.	143,893	4,660,693
Nucor Corp.	76,949	4,453,039
Reliance Steel & Aluminum Co.	49,122	3,576,573
Royal Gold, Inc. (x)	9,828	768,255
Southern Copper Corp.	2,100	72,723
Steel Dynamics, Inc.	48,816	1,748,101
Tahoe Resources, Inc.	74,285	640,337
United States Steel Corp. (x)	41,917	928,042

		21,446,608

Paper & Forest Products (0.0%)
Domtar Corp.	14,994	576,069

Total Materials		119,257,626

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	21,706	2,614,922
American Campus Communities, Inc. (REIT)	32,211	1,523,580

American Homes 4 Rent (REIT), Class A	54,508	$1,230,246
Apartment Investment & Management Co. (REIT), Class A	37,549	1,613,481
Apple Hospitality REIT, Inc. (REIT)	50,500	944,855
AvalonBay Communities, Inc. (REIT)	33,248	6,389,268
Boston Properties, Inc. (REIT)	31,575	3,884,357
Brandywine Realty Trust (REIT)	41,544	728,266
Brixmor Property Group, Inc. (REIT)	125,101	2,236,806
Camden Property Trust (REIT)	20,767	1,775,786
Colony NorthStar, Inc. (REIT), Class A	129,640	1,826,628
Columbia Property Trust, Inc. (REIT)	29,400	657,972
CoreCivic, Inc. (REIT)	28,289	780,211
Corporate Office Properties Trust (REIT)	23,897	837,112
CubeSmart (REIT)	13,900	334,156
CyrusOne, Inc. (REIT)	2,500	139,375
DCT Industrial Trust, Inc. (REIT)	22,200	1,186,368
DDR Corp. (REIT)	74,469	675,434
Digital Realty Trust, Inc. (REIT)	11,560	1,305,702
Douglas Emmett, Inc. (REIT)	6,644	253,867
Duke Realty Corp. (REIT)	85,639	2,393,610
Empire State Realty Trust, Inc. (REIT), Class A (x)	30,600	635,562
EPR Properties (REIT)	15,100	1,085,237
Equity Commonwealth (REIT)*	28,946	914,694
Equity Residential (REIT)	85,939	5,657,364
Essex Property Trust, Inc. (REIT)	15,809	4,067,181
Extra Space Storage, Inc. (REIT)	4,500	351,000
Federal Realty Investment Trust (REIT)	10,600	1,339,734
Forest City Realty Trust, Inc. (REIT), Class A	55,058	1,330,752
Gaming and Leisure Properties, Inc. (REIT)	32,100	1,209,207
GGP, Inc. (REIT)	148,525	3,499,249
HCP, Inc. (REIT)	113,209	3,618,160
Healthcare Trust of America, Inc. (REIT), Class A	47,297	1,471,410
Highwoods Properties, Inc. (REIT)	24,200	1,227,182
Hospitality Properties Trust (REIT)	39,083	1,139,269
Host Hotels & Resorts, Inc. (REIT)	175,938	3,214,387
Hudson Pacific Properties, Inc. (REIT)	33,700	1,152,203
Invitation Homes, Inc. (REIT)	21,176	458,037
Iron Mountain, Inc. (REIT)	7,900	271,444
Kilroy Realty Corp. (REIT)	23,288	1,750,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Kimco Realty Corp. (REIT)	99,472	$1,825,311
Lamar Advertising Co. (REIT), Class A	2,100	154,497
Liberty Property Trust (REIT)	35,347	1,438,976
Life Storage, Inc. (REIT)	11,000	815,100
Macerich Co. (The) (REIT)	32,909	1,910,697
Medical Properties Trust, Inc. (REIT)	87,200	1,122,264
Mid-America Apartment Communities, Inc. (REIT)	69,769	7,352,256
National Retail Properties, Inc. (REIT)	35,762	1,398,294
Omega Healthcare Investors, Inc. (REIT) (x)	46,800	1,545,336
Outfront Media, Inc. (REIT)	28,560	660,307
Paramount Group, Inc. (REIT)	47,774	764,384
Park Hotels & Resorts, Inc. (REIT)	30,978	835,167
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,888	735,439
Prologis, Inc. (REIT)	127,154	7,456,310
Public Storage (REIT)	8,849	1,845,282
Rayonier, Inc. (REIT)	30,900	888,993
Realty Income Corp. (REIT)	65,788	3,630,182
Regency Centers Corp. (REIT)	35,892	2,248,275
Retail Properties of America, Inc. (REIT), Class A	56,997	695,933
Senior Housing Properties Trust (REIT)	56,622	1,157,354
Simon Property Group, Inc. (REIT)	7,100	1,148,496
SL Green Realty Corp. (REIT)	23,915	2,530,207
Spirit Realty Capital, Inc. (REIT)	116,533	863,510
STORE Capital Corp. (REIT)	41,000	920,450
Sun Communities, Inc. (REIT)	17,300	1,517,037
Tanger Factory Outlet Centers, Inc. (REIT)	21,000	545,580
Taubman Centers, Inc. (REIT)	7,143	425,366
UDR, Inc. (REIT)	63,928	2,491,274
Uniti Group, Inc. (REIT)	39,807	1,000,748
Ventas, Inc. (REIT)	85,498	5,940,401
VEREIT, Inc. (REIT)	235,400	1,916,156
Vornado Realty Trust (REIT)	41,446	3,891,779
Weingarten Realty Investors (REIT)	28,916	870,372
Welltower, Inc. (REIT)	88,412	6,617,638
Weyerhaeuser Co. (REIT)	180,020	6,030,670
WP Carey, Inc. (REIT) (x)	25,453	1,680,153

		144,594,361

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	39,700	1,445,080
Howard Hughes Corp. (The)*	8,199	1,007,165
Jones Lang LaSalle, Inc.	10,846	1,355,750
Realogy Holdings Corp.	32,707	1,061,342

		4,869,337

Total Real Estate		149,463,698

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	1,563,804	$59,002,325
CenturyLink, Inc. (x)	130,208	3,109,367
Level 3 Communications, Inc.*	71,200	4,222,160
Verizon Communications, Inc.	792,368	35,387,155

		101,721,007

Wireless Telecommunication Services (0.3%)
Sprint Corp.*	151,681	1,245,301
Telephone & Data Systems, Inc.	296,553	8,229,346
T-Mobile US, Inc.*	113,405	6,874,611
United States Cellular Corp.*	23,476	899,600

		17,248,858

Total Telecommunication Services		118,969,865

Utilities (4.8%)
Electric Utilities (3.0%)
Alliant Energy Corp.	54,940	2,206,940
American Electric Power Co., Inc.	228,844	15,897,793
Avangrid, Inc.	13,562	598,762
Duke Energy Corp.	255,693	21,373,378
Edison International	134,847	10,543,687
Entergy Corp.	43,314	3,325,216
Eversource Energy	76,497	4,644,133
Exelon Corp.	632,692	22,821,201
FirstEnergy Corp.	107,076	3,122,336
Great Plains Energy, Inc.	51,919	1,520,188
Hawaiian Electric Industries, Inc.	26,064	843,952
NextEra Energy, Inc.	113,013	15,836,512
OGE Energy Corp.	48,060	1,672,007
PG&E Corp.	137,769	9,143,729
Pinnacle West Capital Corp.	26,825	2,284,417
Portland General Electric Co.	91,797	4,194,205
PPL Corp.	165,259	6,388,913
Southern Co. (The)	240,505	11,515,379
Westar Energy, Inc.	34,187	1,812,595
Xcel Energy, Inc.	154,883	7,106,032

		146,851,375

Gas Utilities (0.1%)
Atmos Energy Corp.	24,816	2,058,487
National Fuel Gas Co. (x)	19,345	1,080,225
UGI Corp.	41,635	2,015,550

		5,154,262

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	1,273,256	14,145,874
Calpine Corp.*	86,542	1,170,913
Dynegy, Inc.*	196,875	1,628,156
NRG Energy, Inc.	57,857	996,298
Vistra Energy Corp. (x)	58,100	975,499

		18,916,740

Multi-Utilities (1.2%)
Ameren Corp.	58,475	3,196,828
CenterPoint Energy, Inc.	103,998	2,847,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CMS Energy Corp.	67,386	$3,116,603
Consolidated Edison, Inc.	73,870	5,970,173
Dominion Energy, Inc.	151,612	11,618,029
DTE Energy Co.	43,139	4,563,675
MDU Resources Group, Inc.	46,794	1,226,003
NiSource, Inc.	238,781	6,055,486
Public Service Enterprise Group, Inc.	135,916	5,845,747
SCANA Corp.	31,718	2,125,423
Sempra Energy	60,579	6,830,282
Vectren Corp.	20,044	1,171,371
WEC Energy Group, Inc.	84,914	5,212,021

		59,779,106

Water Utilities (0.1%)
American Water Works Co., Inc.	42,989	3,350,993
Aqua America, Inc.	42,768	1,424,173

		4,775,166

Total Utilities		235,476,649

Total Common Stocks (87.2%) (Cost $3,102,171,749)		4,308,525,376

CONVERTIBLE PREFERRED STOCK:
Consumer Staples (0.0%)
Food Products (0.0%)
Tyson Foods, Inc. 4.750%	31,960	2,166,249

Total Convertible Preferred Stock (0.0%) (Cost $1,608,580)		2,166,249

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	1,994	485,360
iShares Morningstar Large-Cap Fund	11,129	1,628,952
iShares Morningstar Large-Cap Growth Fund	14,260	1,985,562
iShares Morningstar Large-Cap Value Fund‡	293,105	28,136,790
iShares Russell 1000 Fund (x)	4,431	599,381
iShares Russell 1000 Growth Fund	13,170	1,567,493
iShares Russell 1000 Value Fund (x)	331,088	38,548,576
iShares S&P 500 Growth Fund	11,850	1,621,673
iShares S&P 500 Value Fund(x)	241,691	25,367,887
Vanguard Growth Fund	15,590	1,980,554
Vanguard Large-Cap Fund (x)	3,164	351,267
Vanguard Value Fund	263,801	25,472,625

Total Exchange Traded Funds (2.6%) (Cost $109,684,966)		127,746,120

SHORT-TERM INVESTMENTS:
Investment Company (7.9%)
JPMorgan Prime Money Market Fund, IM Shares	390,342,428	390,459,530

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $7,200,678, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $7,344,002. (xx)	$7,200,000	$7,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $1,100,133, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,223,006. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $9,351,208, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $10,395,550. (xx)	9,350,000	9,350,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $5,311,697, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $5,417,412. (xx)	5,311,188	5,311,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $10,000,900, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $10,200,053. (xx)	$10,000,000	$10,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,800,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,857,865. (xx)	2,800,000	2,800,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,700,380, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,735,132. (xx)	1,700,000	1,700,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $3,200,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $3,266,131. (xx)	3,200,000	3,200,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $7,000,782, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $7,140,831. (xx)	7,000,000	7,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $2,000,210, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $2,040,428. (xx)	2,000,000	2,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $5,000,463, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $5,100,005. (xx)	$5,000,000	$5,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $10,000,900, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $10,200,282. (xx)	10,000,000	10,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		77,661,188

Total Short-Term Investments (9.5%) (Cost $468,039,959)		468,120,718

Total Investments (99.3%) (Cost $3,681,505,254)		4,906,558,463
Other Assets Less Liabilities (0.7%)		34,976,307

Net Assets (100%)		$4,941,534,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $51,074,514.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $76,560,423. This was secured by cash collateral of $77,661,188 which was subsequently invested in joint repurchase agreements with a total value of $77,661,188, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $512,439 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/13/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Large-Cap Value Fund	$23,678,848	$7,318,957	$3,350,596	$28,136,790	$352,989	$1,972

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/ 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,765	September-17	$335,829,137	$334,689,425	$(1,139,712)
S&P MidCap 400 E-Mini Index	750	September-17	131,558,042	130,957,500	(600,542)

					$(1,740,254)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$319,193,316	$—	$—	$319,193,316
Consumer Staples	385,183,402	15,296,437	—	400,479,839
Energy	402,467,057	—	—	402,467,057
Financials	1,095,240,349	—	—	1,095,240,349
Health Care	627,231,609	2,176,654	—	629,408,263
Industrials	389,611,220	—	—	389,611,220
Information Technology	448,957,494	—	—	448,957,494
Materials	119,257,626	—	—	119,257,626
Real Estate	149,463,698	—	—	149,463,698
Telecommunication Services	118,969,865	—	—	118,969,865
Utilities	235,476,649	—	—	235,476,649
Convertible Preferred Stocks
Consumer Staples	2,166,249	—	—	2,166,249
Exchange Traded Funds	127,746,120	—	—	127,746,120
Short-Term Investments
Investment Companies	390,459,530	—	—	390,459,530
Repurchase Agreements	—	77,661,188	—	77,661,188

Total Assets	$4,811,424,184	$95,134,279	$—	$4,906,558,463

Liabilities:
Futures	$(1,740,254)	$—	$—	$(1,740,254)

Total Liabilities	$(1,740,254)	$—	$—	$(1,740,254)

Total	$4,809,683,930	$95,134,279	$—	$4,904,818,209

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,740,254	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$35,063,153

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(3,262,875)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $440,898,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$545,795,748
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$896,170,974

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,245,558,035
Aggregate gross unrealized depreciation	(170,173,033)

Net unrealized appreciation	$1,075,385,002

Federal income tax cost of investments	$3,831,173,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $25,068,401)	$28,136,790
Unaffiliated Issuers (Cost $3,578,775,665)	4,800,760,485
Repurchase Agreements (Cost $77,661,188)	77,661,188
Cash	92,557,290
Cash held as collateral at broker	3,080,000
Receivable for securities sold	21,711,336
Dividends, interest and other receivables	6,023,271
Receivable from Separate Accounts for Trust shares sold	151,371
Security lending income receivable	24,347
Other assets	56,358

Total assets	5,030,162,436

LIABILITIES
Payable for return of collateral on securities loaned	77,661,188
Due to broker for futures variation margin	2,865,575
Payable for securities purchased	2,306,627
Payable to Separate Accounts for Trust shares redeemed	2,179,243
Investment management fees payable	1,883,040
Distribution fees payable – Class IB	650,781
Administrative fees payable	503,654
Distribution fees payable – Class IA	220,267
Trustees’ fees payable	47,115
Accrued expenses	310,176

Total liabilities	88,627,666

NET ASSETS	$4,941,534,770

Net assets were comprised of:
Paid in capital	$4,029,533,958
Accumulated undistributed net investment income (loss)	38,257,303
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(349,573,202)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,223,316,711

Net assets	$4,941,534,770

Class IA
Net asset value, offering and redemption price per share, $1,070,968,380 / 60,416,818 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.73

Class IB
Net asset value, offering and redemption price per share, $3,157,752,027 / 178,555,816 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.68

Class K
Net asset value, offering and redemption price per share, $712,814,363 / 40,171,738 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.74

(x)	Includes value of securities on loan of $76,560,423.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($352,989 of dividend income received from affiliates) (net of $68,460 foreign withholding tax)	$55,791,166
Interest	200,945
Securities lending (net)	126,457

Total income	56,118,568

EXPENSES
Investment management fees	11,469,129
Distribution fees – Class IB	3,966,855
Administrative fees	3,094,528
Distribution fees – Class IA	1,334,814
Printing and mailing expenses	191,240
Custodian fees	145,316
Professional fees	99,860
Trustees’ fees	60,455
Miscellaneous	57,775

Total expenses	20,419,972

NET INVESTMENT INCOME (LOSS)	35,698,596

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($1,972 of realized gain (loss) from affiliates)	186,701,472
Futures	35,063,153
Foreign currency transactions	218

Net realized gain (loss)	221,764,843

Change in unrealized appreciation (depreciation) on:
Investments ($489,581 of change in unrealized appreciation (depreciation) from affiliates)	(22,958,724)
Futures	(3,262,875)
Foreign currency translations	9,339

Net change in unrealized appreciation (depreciation)	(26,212,260)

NET REALIZED AND UNREALIZED GAIN (LOSS)	195,552,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$231,251,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,698,596	$79,733,164
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	221,764,843	242,049,135
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(26,212,260)	386,471,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	231,251,179	708,254,260

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(16,285,269)
Class IB	—	(48,961,729)
Class K	—	(15,049,956)

	—	(80,296,954)

Return of capital
Class IA	—	(804,490)
Class IB	—	(2,418,702)
Class K	—	(743,466)

	—	(3,966,658)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(84,263,612)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 233,167 and 531,568 shares, respectively ]	4,074,366	8,285,875
Capital shares issued in reinvestment of dividends [ 0 and 1,000,511 shares, respectively ]	—	17,089,759
Capital shares repurchased [ (2,903,475) and (7,257,437) shares, respectively ]	(50,646,173)	(112,171,580)

Total Class IA transactions	(46,571,807)	(86,795,946)

Class IB
Capital shares sold [ 673,615 and 1,902,425 shares, respectively ]	11,728,751	29,902,311
Capital shares issued in reinvestment of dividends [ 0 and 3,015,072 shares, respectively ]	—	51,380,431
Capital shares repurchased [ (12,016,018) and (27,457,931) shares, respectively ]	(209,022,620)	(425,879,218)

Total Class IB transactions	(197,293,869)	(344,596,476)

Class K
Capital shares sold [ 230,072 and 1,187,134 shares, respectively ]	3,975,434	17,883,343
Capital shares issued in reinvestment of dividends [ 0 and 924,927 shares, respectively ]	—	15,793,422
Capital shares repurchased [ (8,730,596) and (10,146,158) shares, respectively ]	(153,250,336)	(160,572,622)

Total Class K transactions	(149,274,902)	(126,895,857)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(393,140,578)	(558,288,279)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(161,889,399)	65,702,369
NET ASSETS:
Beginning of period	5,103,424,169	5,037,721,800

End of period (a)	$4,941,534,770	$5,103,424,169

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$38,257,303	$2,558,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.94	$14.93	$15.83	$14.29	$10.89	$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.24	0.24	0.20	0.17	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.67	2.04	(0.88)	1.55	3.37	1.35

Total from investment operations	0.79	2.28	(0.64)	1.75	3.54	1.51

Less distributions:
Dividends from net investment income	—	(0.26)	(0.26)	(0.21)	(0.14)	(0.17)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(0.27)	(0.26)	(0.21)	(0.14)	(0.17)

Net asset value, end of period	$17.73	$16.94	$14.93	$15.83	$14.29	$10.89

Total return (b)	4.66%	15.28%	(4.03)%	12.25%	32.54%	15.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,070,968	$1,068,915	$1,027,281	$1,154,355	$1,068,537	$891,848
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86%	0.85%	0.84%	0.86%	0.89%	0.91%
After waivers and fees paid indirectly (a)(f)	0.86%	0.85%	0.84%	0.86%	0.88%	0.91%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.86%	0.85%	0.86%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.39%	1.57%	1.51%	1.33%	1.31%	1.52%
After waivers and fees paid indirectly (a)(f)	1.39%	1.57%	1.51%	1.33%	1.32%	1.52%
Before waivers and fees paid indirectly (a)(f)	1.39%	1.57%	1.50%	1.33%	1.31%	1.52%
Portfolio turnover rate (z)^	12%	21%	25%	21%	37%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.90	$14.89	$15.79	$14.26	$10.87	$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.24	0.23	0.20	0.18	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	2.04	(0.87)	1.54	3.35	1.35

Total from investment operations	0.78	2.28	(0.64)	1.74	3.53	1.51

Less distributions:
Dividends from net investment income	—	(0.26)	(0.26)	(0.21)	(0.14)	(0.17)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(0.27)	(0.26)	(0.21)	(0.14)	(0.17)

Net asset value, end of period	$17.68	$16.90	$14.89	$15.79	$14.26	$10.87

Total return (b)	4.62%	15.32%	(4.05)%	12.20%	32.50%	15.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,157,752	$3,210,026	$3,164,043	$3,743,107	$3,852,949	$1,340,073
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86%	0.85%	0.84%	0.86%	0.89%	0.91%
After waivers and fees paid indirectly (a)(f)	0.86%	0.85%	0.84%	0.86%	0.88%	0.91%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.86%	0.85%	0.86%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.39%	1.57%	1.50%	1.33%	1.35%	1.52%
After waivers and fees paid indirectly (a)(f)	1.39%	1.57%	1.50%	1.33%	1.35%	1.52%
Before waivers and fees paid indirectly (a)(f)	1.39%	1.57%	1.50%	1.33%	1.35%	1.52%
Portfolio turnover rate (z)^	12%	21%	25%	21%	37%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.94	$14.93	$15.82	$14.29	$10.89	$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.28	0.27	0.23	0.20	0.18
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	2.04	(0.87)	1.55	3.38	1.36

Total from investment operations	0.80	2.32	(0.60)	1.78	3.58	1.54

Less distributions:
Dividends from net investment income	—	(0.30)	(0.29)	(0.25)	(0.18)	(0.20)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and distributions	—	(0.31)	(0.29)	(0.25)	(0.18)	(0.20)

Net asset value, end of period	$17.74	$16.94	$14.93	$15.82	$14.29	$10.89

Total return (b)	4.72%	15.58%	(3.72)%	12.46%	32.87%	16.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$712,814	$824,484	$846,398	$1,087,638	$597,851	$677,124
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61%	0.60%	0.59%	0.61%	0.64%	0.66%
After waivers and fees paid indirectly (a)(f)	0.61%	0.60%	0.59%	0.61%	0.63%	0.66%
Before waivers and fees paid indirectly (a)(f)	0.61%	0.61%	0.60%	0.61%	0.64%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.64%	1.82%	1.74%	1.55%	1.56%	1.76%
After waivers and fees paid indirectly (a)(f)	1.64%	1.82%	1.74%	1.55%	1.57%	1.76%
Before waivers and fees paid indirectly (a)(f)	1.64%	1.81%	1.74%	1.55%	1.56%	1.76%
Portfolio turnover rate (z)^	12%	21%	25%	21%	37%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(af)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap ValuePortfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	17.3%
Consumer Discretionary	10.2
Exchange Traded Funds	9.8
Real Estate	9.8
Industrials	9.3
Information Technology	6.7
Utilities	6.6
Investment Companies	5.5
Health Care	5.4
Energy	5.4
Materials	4.3
Consumer Staples	4.0
Repurchase Agreements	3.5
Telecommunication Services	0.6
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,044.31	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.10	4.74
Class IB
Actual	1,000.00	1,044.71	4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.10	4.74
Class K
Actual	1,000.00	1,045.48	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.34	3.49

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (1.2%)
Adient plc	27,030	$1,767,221
BorgWarner, Inc.	245,008	10,378,539
Gentex Corp.	28,832	546,943
Goodyear Tire & Rubber Co. (The)	342,409	11,970,619
Lear Corp.	3,403	483,498

		25,146,820

Automobiles (0.0%)
Harley-Davidson, Inc.	13,642	736,941

Distributors (0.2%)
Genuine Parts Co.	25,801	2,393,301
LKQ Corp.*	75,727	2,495,204

		4,888,505

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,247	747,764
H&R Block, Inc.	50,340	1,556,009

		2,303,773

Hotels, Restaurants & Leisure (1.3%)
Aramark	40,136	1,644,773
Extended Stay America, Inc.	20,821	403,095
Hilton Worldwide Holdings, Inc.	6,333	391,696
Hyatt Hotels Corp., Class A*	9,673	543,719
International Game Technology plc	31,039	568,014
MGM Resorts International	135,202	4,230,471
Norwegian Cruise Line Holdings Ltd.*	141,265	7,669,276
Red Rock Resorts, Inc., Class A	258,025	6,076,489
Royal Caribbean Cruises Ltd.	49,396	5,395,525
Yum China Holdings, Inc.*	14,435	569,172

		27,492,230

Household Durables (2.5%)
CalAtlantic Group, Inc. (x)	20,311	717,994
DR Horton, Inc.	152,720	5,279,530
Garmin Ltd.	34,531	1,762,117
Leggett & Platt, Inc.	7,438	390,718
Lennar Corp., Class A	115,179	6,141,344
Lennar Corp., Class B	2,811	126,411
Mohawk Industries, Inc.*	16,680	4,031,389
Newell Brands, Inc.	238,656	12,796,734
NVR, Inc.*	3,050	7,352,361
PulteGroup, Inc.	60,229	1,477,417
Tempur Sealy International, Inc.*	8,194	437,478
Toll Brothers, Inc.	92,371	3,649,578
Whirlpool Corp.	46,567	8,923,168

		53,086,239

Internet & Direct Marketing Retail (0.2%)
Liberty Expedia Holdings, Inc., Class A*	12,652	683,461
Liberty Interactive Corp. QVC Group, Class A*	51,857	1,272,571

Liberty Ventures*	22,895	$1,197,180
TripAdvisor, Inc.*	16,751	639,888

		3,793,100

Leisure Products (0.1%)
Brunswick Corp.	4,758	298,469
Hasbro, Inc.	7,935	884,832
Mattel, Inc.	79,884	1,719,903

		2,903,204

Media (1.5%)
Cinemark Holdings, Inc.	30,542	1,186,557
Discovery Communications, Inc., Class A (x)*	43,554	1,125,000
Discovery Communications, Inc., Class C*	60,268	1,519,356
Interpublic Group of Cos., Inc. (The)	17,443	429,098
John Wiley & Sons, Inc., Class A	80,133	4,227,016
Liberty Broadband Corp., Class A*	7,331	628,926
Liberty Broadband Corp., Class C*	29,883	2,592,351
Liberty Media Corp-Liberty Formula One, Class A (x)*	7,109	249,028
Liberty Media Corp-Liberty Formula One, Class C*	30,526	1,117,862
Liberty Media Corp-Liberty SiriusXM, Class A*	25,562	1,073,093
Liberty Media Corp-Liberty SiriusXM, Class C*	51,383	2,142,671
Lions Gate Entertainment Corp., Class A*	5,620	158,596
Lions Gate Entertainment Corp., Class B*	10,134	266,322
Madison Square Garden Co. (The), Class A*	4,850	954,965
News Corp., Class A	109,550	1,500,835
News Corp., Class B	34,893	493,736
Regal Entertainment Group, Class A (x)	23,849	487,951
Scripps Networks Interactive, Inc., Class A	11,171	763,091
Sirius XM Holdings, Inc. (x)	22,054	120,635
TEGNA, Inc.	393,947	5,676,776
Tribune Media Co., Class A	20,848	849,973
Viacom, Inc., Class A	2,882	109,660
Viacom, Inc., Class B	101,102	3,393,994

		31,067,492

Multiline Retail (0.4%)
Dollar General Corp.	48,990	3,531,689
Dollar Tree, Inc.*	3,513	245,629
Kohl’s Corp.	49,387	1,909,795
Macy’s, Inc.	87,811	2,040,728

		7,727,841

Specialty Retail (1.8%)
Aaron’s, Inc.	182,114	7,084,234
Advance Auto Parts, Inc.	14,990	1,747,684
AutoNation, Inc. (x)*	18,442	777,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

AutoZone, Inc.*	1,174	$669,720
Bed Bath & Beyond, Inc.	39,933	1,213,963
Best Buy Co., Inc.	75,979	4,355,876
Burlington Stores, Inc.*	8,481	780,167
Cabela’s, Inc.*	14,518	862,660
Camping World Holdings, Inc., Class A	19,400	598,490
Dick’s Sporting Goods, Inc.	5,442	216,755
Foot Locker, Inc.	34,948	1,722,237
GameStop Corp., Class A (x)	28,584	617,700
Gap, Inc. (The) (x)	65,610	1,442,764
L Brands, Inc.	58,036	3,127,560
Michaels Cos., Inc. (The)*	7,173	132,844
Murphy USA, Inc.*	9,907	734,208
Penske Automotive Group, Inc.	10,229	449,155
Sally Beauty Holdings, Inc.*	25,840	523,260
Signet Jewelers Ltd. (x)	19,649	1,242,603
Staples, Inc.	647,780	6,523,145
Tiffany & Co.	31,048	2,914,476
Urban Outfitters, Inc. (x)*	24,737	458,624
Williams-Sonoma, Inc.	20,023	971,116

		39,166,756

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	67,326	3,187,213
Global Brands Group Holding Ltd.*	28,132,900	2,954,739
Hanesbrands, Inc.	205,015	4,748,147
Michael Kors Holdings Ltd.*	40,984	1,485,670
PVH Corp.	22,317	2,555,297
Ralph Lauren Corp. (x)	16,434	1,212,829
Skechers U.S.A., Inc., Class A (x)*	21,425	632,038
Under Armour, Inc., Class A (x)*	14,318	311,560
Under Armour, Inc., Class C*	14,531	292,945
VF Corp.	24,709	1,423,238

		18,803,676

Total Consumer Discretionary		217,116,577

Consumer Staples (4.0%)
Beverages (0.4%)
Brown-Forman Corp., Class A	922	45,455
Brown-Forman Corp., Class B	2,893	140,599
Molson Coors Brewing Co., Class B	101,698	8,780,606

		8,966,660

Food & Staples Retailing (0.3%)
Casey’s General Stores, Inc. (x)	11,203	1,199,953
Rite Aid Corp.*	161,538	476,537
US Foods Holding Corp.*	38,473	1,047,235
Whole Foods Market, Inc.	77,586	3,267,147

		5,990,872

Food Products (2.8%)
B&G Foods, Inc. (x)	153,648	5,469,870
Bunge Ltd.	40,357	3,010,632
Campbell Soup Co.	17,695	922,794
Conagra Brands, Inc.	116,607	4,169,866

Flowers Foods, Inc.	310,256	$5,370,531
Hain Celestial Group, Inc. (The)*	29,240	1,135,097
Hershey Co. (The)	4,171	447,840
Hormel Foods Corp. (x)	77,467	2,642,399
Ingredion, Inc.	42,848	5,107,910
JM Smucker Co. (The)	32,432	3,837,679
Kellogg Co.	5,733	398,214
Lamb Weston Holdings, Inc.	32,358	1,425,046
Pilgrim’s Pride Corp. (x)*	1,658	36,343
Pinnacle Foods, Inc.	33,971	2,017,877
Post Holdings, Inc.*	161,275	12,523,005
Seaboard Corp.	75	299,625
TreeHouse Foods, Inc.*	46,722	3,816,720
Tyson Foods, Inc., Class A	80,175	5,021,360

		57,652,808

Household Products (0.0%)
Clorox Co. (The)	5,497	732,420

Personal Products (0.5%)
Coty, Inc., Class A	298,842	5,606,276
Edgewell Personal Care Co.*	63,118	4,798,230
Nu Skin Enterprises, Inc., Class A	10,809	679,238

		11,083,744

Total Consumer Staples		84,426,504

Energy (5.4%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	122,402	6,672,132
Helmerich & Payne, Inc. (x)	30,055	1,633,189
Nabors Industries Ltd. (x)	79,753	649,189
National Oilwell Varco, Inc.	109,440	3,604,954
Oceaneering International, Inc.	28,214	644,408
Patterson-UTI Energy, Inc.	59,866	1,208,695
RPC, Inc. (x)	1,334	26,960
Transocean Ltd. (x)*	112,769	928,089
Trican Well Service Ltd.*	252,279	706,179
Weatherford International plc (x)*	253,676	981,726

		17,055,521

Oil, Gas & Consumable Fuels (4.6%)
Antero Resources Corp.*	33,620	726,528
Apache Corp.	103,895	4,979,687
Cabot Oil & Gas Corp.	39,059	979,600
Centennial Resource Development, Inc., Class A (x)*	31,822	503,424
Cheniere Energy, Inc.*	19,910	969,816
Chesapeake Energy Corp. (x)*	242,385	1,204,653
Cimarex Energy Co.	87,716	8,246,182
Concho Resources, Inc.*	42,406	5,153,602
CONSOL Energy, Inc.*	65,416	977,315
Continental Resources, Inc.*	14,028	453,525
Delek US Holdings, Inc.	72,300	1,911,612
Devon Energy Corp.	140,355	4,487,149
Diamondback Energy, Inc.*	107,478	9,545,122
Energen Corp.*	63,476	3,133,810
EQT Corp.	49,726	2,913,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Extraction Oil & Gas, Inc. (x)*	34,572	$464,993
Gulfport Energy Corp.*	41,235	608,216
Hess Corp.	81,446	3,573,036
HollyFrontier Corp.	50,270	1,380,917
Kosmos Energy Ltd. (x)*	54,742	350,896
Marathon Oil Corp.	244,338	2,895,405
Marathon Petroleum Corp.	148,139	7,752,115
Murphy Oil Corp. (x)	46,876	1,201,432
Newfield Exploration Co.*	176,504	5,023,304
Noble Energy, Inc.	138,569	3,921,503
Parsley Energy, Inc., Class A*	22,638	628,205
PBF Energy, Inc., Class A (x)	31,442	699,899
QEP Resources, Inc.*	332,414	3,357,381
Range Resources Corp.	65,661	1,521,365
Rice Energy, Inc.*	23,491	625,565
RSP Permian, Inc.*	18,761	605,417
SM Energy Co.	31,825	526,067
Southwestern Energy Co.*	145,161	882,579
Targa Resources Corp.	56,074	2,534,545
Tesoro Corp.	44,125	4,130,100
Whiting Petroleum Corp. (x)*	103,440	569,954
Williams Cos., Inc. (The)	203,361	6,157,772
World Fuel Services Corp.	19,536	751,159
WPX Energy, Inc.*	113,787	1,099,182

		97,446,478

Total Energy		114,501,999

Financials (17.3%)
Banks (6.9%)
Associated Banc-Corp	43,515	1,096,578
Bank of Hawaii Corp.	12,108	1,004,601
Bank of the Ozarks, Inc.	87,038	4,079,471
BankUnited, Inc. (x)	317,046	10,687,620
BOK Financial Corp. (x)	83,213	7,000,709
CIT Group, Inc.	58,234	2,835,996
Citizens Financial Group, Inc.	145,888	5,205,284
Comerica, Inc.	170,907	12,517,228
Commerce Bancshares, Inc.	25,668	1,458,712
Cullen/Frost Bankers, Inc.	16,429	1,542,847
East West Bancorp, Inc.	38,808	2,273,373
Fifth Third Bancorp	216,119	5,610,449
First Hawaiian, Inc.	15,269	467,537
First Horizon National Corp.	301,375	5,249,953
First Republic Bank	66,818	6,688,482
FNB Corp.	269,216	3,812,099
Huntington Bancshares, Inc.	310,806	4,202,097
IBERIABANK Corp.	54,857	4,470,846
KeyCorp	314,180	5,887,733
M&T Bank Corp.	41,617	6,739,873
MB Financial, Inc.	78,041	3,436,926
PacWest Bancorp	34,601	1,615,867
People’s United Financial, Inc.	98,430	1,738,274
Pinnacle Financial Partners, Inc.	14,405	904,634
Popular, Inc.	123,761	5,162,071
Prosperity Bancshares, Inc.	19,067	1,224,864
Regions Financial Corp.	345,979	5,065,133
Signature Bank*	6,369	914,143
South State Corp.	38,976	3,340,243
Sterling Bancorp	86,798	2,018,054
SunTrust Banks, Inc.	139,141	7,892,077
SVB Financial Group*	26,881	4,725,411

Synovus Financial Corp.	34,798	$1,539,464
TCF Financial Corp.	45,632	727,374
Webster Financial Corp.	26,324	1,374,639
Western Alliance Bancorp*	69,136	3,401,491
Zions Bancorp.	201,589	8,851,772

		146,763,925

Capital Markets (1.4%)
Affiliated Managers Group, Inc.	16,232	2,692,240
Ameriprise Financial, Inc.	4,382	557,785
BGC Partners, Inc., Class A	48,974	619,031
E*TRADE Financial Corp.*	79,230	3,013,117
Federated Investors, Inc., Class B	16,068	453,921
Interactive Brokers Group, Inc., Class A (x)	18,953	709,221
Invesco Ltd.	98,553	3,468,080
Lazard Ltd., Class A	3,448	159,746
Legg Mason, Inc.	18,996	724,887
Nasdaq, Inc.	32,778	2,343,299
Northern Trust Corp.	60,139	5,846,112
Raymond James Financial, Inc.	43,746	3,509,304
T. Rowe Price Group, Inc.	57,246	4,248,226
TD Ameritrade Holding Corp.	8,315	357,462

		28,702,431

Consumer Finance (1.0%)
Ally Financial, Inc.	132,467	2,768,560
Credit Acceptance Corp.*	308	79,199
Discover Financial Services	109,059	6,782,379
Navient Corp.	81,287	1,353,429
OneMain Holdings, Inc.*	15,300	376,227
Santander Consumer USA Holdings, Inc.*	42,464	541,841
SLM Corp.*	123,905	1,424,908
Synchrony Financial	233,987	6,977,492

		20,304,035

Diversified Financial Services (0.2%)
Leucadia National Corp.	70,969	1,856,549
Voya Financial, Inc.	50,431	1,860,400

		3,716,949

Insurance (6.7%)
Alleghany Corp.*	4,270	2,539,796
Allied World Assurance Co. Holdings AG	24,510	1,296,579
American Financial Group, Inc.	20,194	2,006,678
American National Insurance Co.	2,207	257,093
Arch Capital Group Ltd.*	28,673	2,674,904
Arthur J Gallagher & Co	16,061	919,492
Aspen Insurance Holdings Ltd.	11,735	584,990
Assurant, Inc.	40,548	4,204,422
Assured Guaranty Ltd.	34,524	1,441,032
Athene Holding Ltd., Class A*	12,502	620,224
Axis Capital Holdings Ltd.	23,949	1,548,542
Brown & Brown, Inc.	129,184	5,563,955
Cincinnati Financial Corp.	44,254	3,206,202
CNA Financial Corp.	7,769	378,739
CNO Financial Group, Inc.	169,023	3,529,200
Enstar Group Ltd.*	11,275	2,239,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Erie Indemnity Co., Class A	2,004	$250,640
Everest Re Group Ltd.	11,676	2,972,593
First American Financial Corp.	30,905	1,381,144
FNF Group	75,304	3,375,878
Hanover Insurance Group, Inc. (The)	42,792	3,792,655
Hartford Financial Services Group, Inc. (The)	105,089	5,524,529
Lincoln National Corp.	64,439	4,354,788
Loews Corp.	80,062	3,747,702
Markel Corp.*	3,922	3,827,323
Mercury General Corp.	7,840	423,360
Navigators Group, Inc. (The)	71,230	3,910,527
Old Republic International Corp.	70,089	1,368,838
Principal Financial Group, Inc.	76,704	4,914,425
ProAssurance Corp.	15,088	917,350
Reinsurance Group of America, Inc.	111,053	14,258,095
RenaissanceRe Holdings Ltd.	10,681	1,485,193
Torchmark Corp.	33,174	2,537,811
Unum Group	174,311	8,128,122
Validus Holdings Ltd.	143,640	7,464,971
White Mountains Insurance Group Ltd.	1,250	1,085,788
Willis Towers Watson plc	117,514	17,093,587
WR Berkley Corp.	27,373	1,893,390
XL Group Ltd.	330,316	14,467,842

		142,188,178

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AGNC Investment Corp. (REIT)	102,157	2,174,923
Annaly Capital Management, Inc. (REIT)	292,813	3,528,397
Chimera Investment Corp. (REIT)	53,840	1,003,039
MFA Financial, Inc. (REIT)	115,397	968,181
New Residential Investment Corp. (REIT)	88,230	1,372,859
Starwood Property Trust, Inc. (REIT)	73,291	1,640,985
Two Harbors Investment Corp. (REIT)	99,531	986,352

		11,674,736

Thrifts & Mortgage Finance (0.5%)
Nationstar Mortgage Holdings, Inc. (x)*	370,455	6,627,440
New York Community Bancorp, Inc.	136,741	1,795,409
Provident Financial Services, Inc.	77,762	1,973,600
TFS Financial Corp.	15,101	233,612

		10,630,061

Total Financials		363,980,315

Health Care (5.4%)
Biotechnology (0.1%)
Agios Pharmaceuticals, Inc.*	895	46,048
Alnylam Pharmaceuticals, Inc. (x)*	2,859	228,034

Intrexon Corp. (x)*	4,143	$99,805
Juno Therapeutics, Inc. (x)*	18,291	546,718
OPKO Health, Inc. (x)*	84,719	557,451
United Therapeutics Corp.*	12,803	1,660,933

		3,138,989

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	24,719	1,240,647
Boston Scientific Corp.*	266,283	7,381,365
Cooper Cos., Inc. (The)	3,100	742,202
DENTSPLY SIRONA, Inc.	64,841	4,204,290
Hill-Rom Holdings, Inc.	1,308	104,130
Hologic, Inc.*	34,635	1,571,736
Orthofix International NV*	83,659	3,888,470
STERIS plc	84,241	6,865,642
Teleflex, Inc.	10,835	2,251,080
Zimmer Biomet Holdings, Inc.	58,096	7,459,526

		35,709,088

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc. (x)*	124,545	6,150,032
Brookdale Senior Living, Inc.*	245,457	3,610,672
Cardinal Health, Inc.	90,996	7,090,408
Centene Corp.*	42,755	3,415,269
DaVita, Inc.*	44,794	2,900,859
Envision Healthcare Corp.*	112,678	7,061,530
Laboratory Corp. of America Holdings*	29,382	4,528,941
LifePoint Health, Inc.*	131,388	8,822,705
MEDNAX, Inc.*	26,220	1,582,901
Patterson Cos., Inc. (x)	21,482	1,008,580
Premier, Inc., Class A*	10,466	376,776
Quest Diagnostics, Inc.	39,354	4,374,591
Universal Health Services, Inc., Class B	24,950	3,045,896
WellCare Health Plans, Inc.*	1,010	181,356

		54,150,516

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	70,273	4,167,891
Bio-Rad Laboratories, Inc., Class A*	6,025	1,363,518
Bruker Corp.	19,132	551,767
PerkinElmer, Inc.	25,490	1,736,889
QIAGEN NV*	44,236	1,483,233
Quintiles IMS Holdings, Inc.*	12,569	1,124,926
VWR Corp.*	24,518	809,339

		11,237,563

Pharmaceuticals (0.5%)
Akorn, Inc.*	1,313	44,038
Endo International plc*	62,838	701,900
Mallinckrodt plc*	28,467	1,275,606
Mylan NV*	153,480	5,958,094
Perrigo Co. plc	36,838	2,782,006

		10,761,644

Total Health Care		114,997,800

Industrials (9.3%)
Aerospace & Defense (1.0%)
Arconic, Inc.	112,412	2,546,132
Hexcel Corp.	8,664	457,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Huntington Ingalls Industries, Inc.	2,133	$397,079
L3 Technologies, Inc.	22,323	3,729,727
Moog, Inc., Class A*	65,927	4,728,285
Orbital ATK, Inc.	16,493	1,622,251
Spirit AeroSystems Holdings, Inc., Class A	34,712	2,011,213
Teledyne Technologies, Inc.*	10,017	1,278,670
Textron, Inc.	77,162	3,634,330

		20,405,060

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	15,302	864,257
Hub Group, Inc., Class A*	185,338	7,107,713
XPO Logistics, Inc.*	8,380	541,599

		8,513,569

Airlines (0.7%)
Alaska Air Group, Inc.	6,125	549,780
American Airlines Group, Inc.	72,854	3,666,013
Copa Holdings SA, Class A	8,286	969,462
JetBlue Airways Corp.*	95,930	2,190,082
Spirit Airlines, Inc.*	19,954	1,030,624
United Continental Holdings, Inc.*	80,924	6,089,531

		14,495,492

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	3,045	198,656
Lennox International, Inc.	813	149,299
Masco Corp.	32,238	1,231,814
Owens Corning	31,891	2,134,146
Sanwa Holdings Corp.	410,752	4,323,898
USG Corp. (x)*	25,222	731,942

		8,769,755

Commercial Services & Supplies (0.5%)
Clean Harbors, Inc.*	77,838	4,345,696
Pitney Bowes, Inc.	53,532	808,333
Republic Services, Inc.	66,156	4,216,122
Stericycle, Inc.*	23,748	1,812,447

		11,182,598

Construction & Engineering (0.3%)
AECOM*	44,615	1,442,403
Fluor Corp.	40,188	1,839,807
Jacobs Engineering Group, Inc.	34,361	1,868,894
Quanta Services, Inc.*	32,147	1,058,279
Valmont Industries, Inc.	6,361	951,606

		7,160,989

Electrical Equipment (0.8%)
Acuity Brands, Inc.	3,980	809,054
AMETEK, Inc.	54,592	3,306,637
Generac Holdings, Inc.*	56,442	2,039,249
Hubbell, Inc.	42,304	4,787,545
Regal Beloit Corp.	12,800	1,043,840
Sensata Technologies Holding NV (x)*	93,166	3,980,052

		15,966,377

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	18,219	$1,738,092
Roper Technologies, Inc.	1,562	361,650

		2,099,742

Machinery (2.8%)
AGCO Corp.	19,155	1,290,855
Colfax Corp.*	152,472	6,002,824
Crane Co.	14,351	1,139,182
Cummins, Inc.	31,005	5,029,631
Donaldson Co., Inc.	3,321	151,238
Dover Corp.	70,705	5,671,956
Flowserve Corp.	37,520	1,742,054
Fortive Corp.	8,393	531,697
IDEX Corp.	1,514	171,097
Ingersoll-Rand plc	36,657	3,350,083
ITT, Inc.	25,511	1,025,032
Milacron Holdings Corp.*	170,153	2,992,991
Oshkosh Corp.	21,421	1,475,478
PACCAR, Inc.	98,702	6,518,281
Parker-Hannifin Corp.	18,042	2,883,472
Pentair plc	47,661	3,171,363
Snap-on, Inc.	14,367	2,269,986
SPX FLOW, Inc.*	82,340	3,036,699
Stanley Black & Decker, Inc.	39,528	5,562,775
Terex Corp.	25,934	972,525
Timken Co. (The)	19,863	918,664
Trinity Industries, Inc.	43,188	1,210,560
Wabtec Corp. (x)	16,754	1,532,991
Xylem, Inc.	24,696	1,368,899

		60,020,333

Marine (0.3%)
Kirby Corp.*	106,917	7,147,401

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	6,428	695,188
IHS Markit Ltd.*	48,393	2,131,228
ManpowerGroup, Inc.	19,252	2,149,486
Nielsen Holdings plc	102,792	3,973,938

		8,949,840

Road & Rail (1.1%)
AMERCO	1,443	528,225
Avis Budget Group, Inc. (x)*	124,860	3,404,932
Genesee & Wyoming, Inc., Class A*	86,668	5,927,224
Kansas City Southern	30,401	3,181,465
Knight Transportation, Inc. (x)	154,959	5,741,231
Old Dominion Freight Line, Inc.	6,648	633,156
Ryder System, Inc.	15,279	1,099,782
Schneider National, Inc., Class B	65,600	1,467,472
Swift Transportation Co. (x)*	23,900	633,350

		22,616,837

Trading Companies & Distributors (0.4%)
Air Lease Corp.	26,036	972,705
Aircastle Ltd.	109,185	2,374,774
MSC Industrial Direct Co., Inc., Class A	7,481	643,067
WESCO International, Inc.*	61,958	3,550,193
WW Grainger, Inc.	878	158,505

		7,699,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	22,385	$1,754,984

Total Industrials		196,782,221

Information Technology (6.7%)
Communications Equipment (1.9%)
Acacia Communications, Inc. (x)*	79,344	3,290,396
ARRIS International plc*	51,838	1,452,501
Brocade Communications Systems, Inc.	116,682	1,471,360
CommScope Holding Co., Inc.*	320,119	12,174,125
EchoStar Corp., Class A*	13,557	822,910
Harris Corp.	69,998	7,635,382
Juniper Networks, Inc.	327,850	9,140,458
Motorola Solutions, Inc.	42,618	3,696,685

		39,683,817

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.*	127,667	10,011,645
Avnet, Inc.	80,018	3,111,100
Dolby Laboratories, Inc., Class A	15,918	779,345
FLIR Systems, Inc.	18,283	633,689
Jabil, Inc.	51,168	1,493,594
Keysight Technologies, Inc.*	248,723	9,682,786
National Instruments Corp.	6,307	253,668
Trimble, Inc.*	15,056	537,048

		26,502,875

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	48,490	2,415,287
LogMeIn, Inc.	5,573	582,379
Twitter, Inc.*	180,272	3,221,461
VeriSign, Inc. (x)*	37,426	3,479,120
Zillow Group, Inc., Class A*	4,584	223,883
Zillow Group, Inc., Class C (x)*	9,312	456,381

		10,378,511

IT Services (1.1%)
Amdocs Ltd.	41,805	2,694,750
Booz Allen Hamilton Holding Corp.	116,878	3,803,210
Broadridge Financial Solutions, Inc.	23,409	1,768,784
Conduent, Inc.*	54,512	868,921
CoreLogic, Inc.*	9,978	432,846
DST Systems, Inc.	15,800	974,860
Fidelity National Information Services, Inc.	40,768	3,481,587
Leidos Holdings, Inc.	40,855	2,111,795
Sabre Corp.	13,108	285,361
Teradata Corp. (x)*	37,131	1,094,993
Vantiv, Inc., Class A*	97,340	6,165,517
WEX, Inc.*	2,264	236,067

		23,918,691

Semiconductors & Semiconductor Equipment (0.9%)
Cypress Semiconductor Corp. (x)	86,607	1,182,186
First Solar, Inc. (x)*	23,817	949,822
Marvell Technology Group Ltd.	115,846	1,913,776

Microsemi Corp.*	138,328	$6,473,749
ON Semiconductor Corp.*	6,717	94,307
Qorvo, Inc.*	17,425	1,103,351
Silicon Motion Technology Corp. (ADR) (x)	111,119	5,359,269
Teradyne, Inc.	3,827	114,925
Versum Materials, Inc.	28,423	923,748
Xilinx, Inc.	3,866	248,661

		18,363,794

Software (0.7%)
Autodesk, Inc.*	10,870	1,095,913
CA, Inc.	90,483	3,118,949
FireEye, Inc. (x)*	50,392	766,462
Guidewire Software, Inc.*	12,965	890,825
Nuance Communications, Inc.*	82,487	1,436,099
SS&C Technologies Holdings, Inc.	118,162	4,538,603
Synopsys, Inc.*	39,717	2,896,561
Zynga, Inc., Class A*	217,642	792,217

		15,535,629

Technology Hardware, Storage & Peripherals (0.4%)
NetApp, Inc.	11,332	453,847
Western Digital Corp.	71,964	6,376,010
Xerox Corp.	65,989	1,895,864

		8,725,721

Total Information Technology		143,109,038

Materials (4.3%)
Chemicals (2.2%)
Albemarle Corp.	25,796	2,722,510
Ashland Global Holdings, Inc.	17,803	1,173,396
Axalta Coating Systems Ltd.*	294,856	9,447,186
Cabot Corp.	65,686	3,509,603
Celanese Corp.	76,992	7,309,620
CF Industries Holdings, Inc.	67,035	1,874,299
Eastman Chemical Co.	41,886	3,518,005
Huntsman Corp.	29,781	769,541
Methanex Corp.	61,972	2,729,867
Mosaic Co. (The)	101,005	2,305,944
NewMarket Corp.	158	72,756
Olin Corp.	47,392	1,435,030
Platform Specialty Products Corp.*	34,452	436,851
RPM International, Inc.	3,166	172,705
Scotts Miracle-Gro Co. (The), Class A	985	88,118
Valvoline, Inc.	58,799	1,394,712
Westlake Chemical Corp.	72,118	4,774,933

		43,735,076

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,715	381,725
Vulcan Materials Co.	2,608	330,381

		712,106

Containers & Packaging (0.8%)
AptarGroup, Inc.	13,460	1,169,136
Ardagh Group SA	2,495	56,412
Avery Dennison Corp.	1,421	125,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ball Corp.	44,510	$1,878,767
Bemis Co., Inc.	64,040	2,961,850
Crown Holdings, Inc.*	45,566	2,718,468
Graphic Packaging Holding Co.	26,440	364,343
International Paper Co.	10,785	610,539
Owens-Illinois, Inc.*	10,121	242,094
Sealed Air Corp.	27,362	1,224,723
Sonoco Products Co.	28,168	1,448,399
WestRock Co.	71,439	4,047,733

		16,848,038

Metals & Mining (1.2%)
Alcoa Corp.	53,148	1,735,282
Freeport-McMoRan, Inc.*	312,583	3,754,122
Newmont Mining Corp.	153,693	4,978,116
Nucor Corp.	91,859	5,315,881
Reliance Steel & Aluminum Co.	71,156	5,180,868
Royal Gold, Inc.	11,758	919,123
Southern Copper Corp.	2,522	87,337
Steel Dynamics, Inc.	58,255	2,086,112
Tahoe Resources, Inc.	88,671	764,344
United States Steel Corp. (x)	50,116	1,109,568

		25,930,753

Paper & Forest Products (0.1%)
Domtar Corp.	17,887	687,219
Louisiana-Pacific Corp.*	101,421	2,445,260

		3,132,479

Total Materials		90,358,452

Real Estate (9.8%)
Equity Real Estate Investment Trusts (REITs) (9.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,888	3,118,727
American Assets Trust, Inc. (REIT)	43,964	1,731,742
American Campus Communities, Inc. (REIT)	38,454	1,818,874
American Homes 4 Rent (REIT), Class A	65,109	1,469,510
Apartment Investment & Management Co. (REIT), Class A	44,871	1,928,107
Apple Hospitality REIT, Inc. (REIT)	60,340	1,128,961
AvalonBay Communities, Inc. (REIT)	39,620	7,613,775
Boston Properties, Inc. (REIT)	37,667	4,633,794
Brandywine Realty Trust (REIT)	49,628	869,979
Brixmor Property Group, Inc. (REIT)	92,616	1,655,974
Camden Property Trust (REIT)	24,778	2,118,767
Colony NorthStar, Inc. (REIT), Class A	358,202	5,047,066
Columbia Property Trust, Inc. (REIT)	35,176	787,239
CoreCivic, Inc. (REIT)	33,850	933,583
Corporate Office Properties Trust (REIT)	28,612	1,002,278
CubeSmart (REIT)	278,562	6,696,630

CyrusOne, Inc. (REIT)	3,038	$169,369
DCT Industrial Trust, Inc. (REIT)	26,483	1,415,252
DDR Corp. (REIT)	88,883	806,169
Digital Realty Trust, Inc. (REIT)	13,732	1,551,029
Douglas Emmett, Inc. (REIT)	7,965	304,343
Duke Realty Corp. (REIT)	102,237	2,857,524
Empire State Realty Trust, Inc. (REIT), Class A	36,585	759,870
EPR Properties (REIT)	18,037	1,296,319
Equity Commonwealth (REIT)*	34,619	1,093,960
Equity LifeStyle Properties, Inc. (REIT)	50,763	4,382,877
Essex Property Trust, Inc. (REIT)	18,798	4,836,161
Extra Space Storage, Inc. (REIT)	40,107	3,128,346
Federal Realty Investment Trust (REIT)	12,680	1,602,625
Forest City Realty Trust, Inc. (REIT), Class A	125,104	3,023,764
Gaming and Leisure Properties, Inc. (REIT)	38,406	1,446,754
GGP, Inc. (REIT)	177,248	4,175,963
HCP, Inc. (REIT)	135,057	4,316,422
Healthcare Trust of America, Inc. (REIT), Class A	56,432	1,755,600
Highwoods Properties, Inc. (REIT)	28,885	1,464,758
Hospitality Properties Trust (REIT)	46,650	1,359,848
Host Hotels & Resorts, Inc. (REIT)	209,995	3,836,609
Hudson Pacific Properties, Inc. (REIT)	40,265	1,376,660
Invitation Homes, Inc. (REIT)	24,158	522,538
Iron Mountain, Inc. (REIT)	9,508	326,695
iStar, Inc. (REIT)*	348,764	4,199,119
Kilroy Realty Corp. (REIT)	27,731	2,083,985
Kimco Realty Corp. (REIT)	118,744	2,178,952
Lamar Advertising Co. (REIT), Class A	2,524	185,691
LaSalle Hotel Properties (REIT)	13,377	398,635
Liberty Property Trust (REIT)	42,286	1,721,463
Life Storage, Inc. (REIT)	40,979	3,036,544
Macerich Co. (The) (REIT)	39,331	2,283,558
Medical Properties Trust, Inc. (REIT)	104,042	1,339,021
Mid-America Apartment Communities, Inc. (REIT)	68,945	7,265,424
National Retail Properties, Inc. (REIT)	42,719	1,670,313
Omega Healthcare Investors, Inc. (REIT) (x)	55,922	1,846,544
Outfront Media, Inc. (REIT)	34,178	790,195
Paramount Group, Inc. (REIT)	56,383	902,128
Park Hotels & Resorts, Inc. (REIT)	37,021	998,086
Piedmont Office Realty Trust, Inc. (REIT), Class A	41,632	877,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Prologis, Inc. (REIT)	151,705	$8,895,980
PS Business Parks, Inc. (REIT)	41,356	5,475,121
Rayonier, Inc. (REIT)	36,954	1,063,167
Realty Income Corp. (REIT)	78,569	4,335,437
Regency Centers Corp. (REIT)	42,876	2,685,753
Retail Properties of America, Inc. (REIT), Class A	68,096	831,452
Senior Housing Properties Trust (REIT)	64,463	1,317,624
SL Green Realty Corp. (REIT)	28,521	3,017,522
Spirit Realty Capital, Inc. (REIT)	139,083	1,030,605
STORE Capital Corp. (REIT)	283,847	6,372,365
Sun Communities, Inc. (REIT)	20,730	1,817,814
Tanger Factory Outlet Centers, Inc. (REIT)	25,085	651,708
Taubman Centers, Inc. (REIT)	8,545	508,855
UDR, Inc. (REIT)	76,307	2,973,684
Uniti Group, Inc. (REIT)	47,562	1,195,709
Ventas, Inc. (REIT)	102,047	7,090,226
VEREIT, Inc. (REIT)	280,910	2,286,607
Vornado Realty Trust (REIT)	49,472	4,645,421
Weingarten Realty Investors (REIT)	34,500	1,038,450
Welltower, Inc. (REIT)	105,492	7,896,076
Weyerhaeuser Co. (REIT)	214,756	7,194,326
WP Carey, Inc. (REIT) (x)	30,333	2,002,281

		196,467,905

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	47,392	1,725,069
Howard Hughes Corp. (The)*	9,786	1,202,112
Jones Lang LaSalle, Inc.	52,331	6,541,375
Realogy Holdings Corp.	39,091	1,268,503

		10,737,059

Total Real Estate		207,204,964

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
CenturyLink, Inc. (x)	155,417	3,711,358
Level 3 Communications, Inc.*	84,975	5,039,017

		8,750,375

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	54,328	3,208,852
Telephone & Data Systems, Inc.	27,808	771,672
United States Cellular Corp.*	4,375	167,650

		4,148,174

Total Telecommunication Services		12,898,549

Utilities (6.6%)
Electric Utilities (2.7%)
Alliant Energy Corp.	194,503	7,813,185
Avangrid, Inc.	16,285	718,983
Edison International	91,412	7,147,504
Entergy Corp.	51,671	3,966,783
Eversource Energy	91,287	5,542,034
FirstEnergy Corp.	127,801	3,726,677
Fortis, Inc.	47,678	1,675,882

Great Plains Energy, Inc.	160,984	$4,713,612
Hawaiian Electric Industries, Inc.	31,104	1,007,148
OGE Energy Corp.	57,361	1,995,589
Pinnacle West Capital Corp.	31,972	2,722,736
PPL Corp.	197,165	7,622,398
Westar Energy, Inc.	40,766	2,161,413
Xcel Energy, Inc.	146,223	6,708,711

		57,522,655

Gas Utilities (0.9%)
Atmos Energy Corp.	29,632	2,457,974
National Fuel Gas Co. (x)	22,928	1,280,300
UGI Corp.	337,130	16,320,463

		20,058,737

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	190,000	2,110,901
Calpine Corp.*	103,338	1,398,163
NRG Energy, Inc.	69,114	1,190,143
Vistra Energy Corp.	69,379	1,164,873

		5,864,080

Multi-Utilities (2.4%)
Ameren Corp.	69,770	3,814,326
CenterPoint Energy, Inc.	124,131	3,398,707
CMS Energy Corp.	80,416	3,719,240
Consolidated Edison, Inc.	88,117	7,121,616
DTE Energy Co.	51,497	5,447,868
MDU Resources Group, Inc.	55,831	1,462,772
NiSource, Inc.	93,367	2,367,787
Public Service Enterprise Group, Inc.	145,533	6,259,374
SCANA Corp.	37,838	2,535,524
Sempra Energy	72,293	8,151,035
Vectren Corp.	23,906	1,397,067
WEC Energy Group, Inc.	90,907	5,579,872

		51,255,188

Water Utilities (0.3%)
American Water Works Co., Inc.	51,335	4,001,564
Aqua America, Inc.	51,128	1,702,562

		5,704,126

Total Utilities		140,404,786

Total Common Stocks (79.6%) (Cost $1,301,040,358)		1,685,781,205

EXCHANGE TRADED FUNDS:
iShares Core S&P Mid-Cap Fund (x)	3,855	670,577
iShares Morningstar Mid-Cap Fund	4,666	787,667
iShares Morningstar Mid-Cap Growth Fund	3,030	554,187
iShares Morningstar Mid-Cap Value Fund (x)‡	132,937	19,652,077
iShares Russell Mid-Cap Fund (x)	2,905	558,080
iShares Russell Mid-Cap Growth Fund (x)	6,454	697,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

iShares Russell Mid-Cap Value Fund (x)	782,575	$65,806,731
iShares S&P Mid-Cap 400 Growth Fund	2,060	405,037
iShares S&P Mid-Cap 400 Value Fund (x)	383,321	56,942,335
SPDR S&P 400 Mid Cap Value Fund (x)	23,094	2,224,183
Vanguard Mid-Cap Growth Fund (x)	6,600	776,688
Vanguard Mid-Cap Value Fund (x)	575,800	59,232,546

Total Exchange Traded Funds (9.8%) (Cost $94,737,129)		208,307,592

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR (x)*† (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.5%)
JPMorgan Prime Money Market Fund, IM Shares	118,260,783	118,296,261

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $9,300,876, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $9,486,002. (xx)	$9,300,000	9,300,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $1,500,181, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,667,735. (xx)	$1,500,000	$1,500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $6,000,775, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $6,670,941. (xx)	6,000,000	6,000,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $4,700,470, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $4,794,010. (xx)	4,700,000	4,700,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $8,658,206, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $8,830,524. (xx)	8,657,376	8,657,376
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,000,450, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $5,100,027. (xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,041,332. (xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $4,000,894, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $4,082,664. (xx)	4,000,000	4,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	$1,000,000	$1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $4,000,447, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $4,080,475. (xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $3,060,003. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $7,140,012. (xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $8,025,722, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $8,185,726. (xx)	8,025,000	8,025,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $3,060,000. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		73,182,376

Total Short-Term Investments (9.0%) (Cost $191,452,920)		191,478,637

Total Investments (98.4%) (Cost $1,587,230,407)		2,085,567,434
Other Assets Less Liabilities (1.6%)		34,755,707

Net Assets (100%)		$2,120,323,141

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $72,378,290. This was secured by cash collateral of $73,182,376 which was subsequently invested in joint repurchase agreements with a total value of $73,182,376, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,110,334 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/27/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
SDR	— Swedish Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Mid-Cap Value Fund	$19,194,773	$—	$—	$19,652,077	$183,326	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	685	September-17	$47,819,955	$48,439,775	$619,820
S&P 500 E-Mini Index	399	September-17	48,469,380	48,296,955	(172,425)
S&P MidCap 400 E-Mini Index	556	September-17	96,542,633	97,083,160	540,527

					$987,922

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$214,161,838	$2,954,739	$—		$217,116,577
Consumer Staples	84,426,504	—	—		84,426,504
Energy	114,501,999	—	—		114,501,999
Financials	363,980,315	—	—		363,980,315
Health Care	114,997,800	—	—		114,997,800
Industrials	192,458,323	4,323,898	—		196,782,221
Information Technology	143,109,038	—	—		143,109,038
Materials	90,358,452	—	—		90,358,452
Real Estate	207,204,964	—	—		207,204,964
Telecommunication Services	9,689,697	3,208,852	—		12,898,549
Utilities	140,404,786	—	—		140,404,786
Exchange Traded Funds
Exchange Traded Funds	208,307,592	—	—		208,307,592
Futures	1,160,347	—	—		1,160,347
Rights
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	118,296,261	—	—		118,296,261
Repurchase Agreements	—	73,182,376	—		73,182,376

Total Assets	$2,003,057,916	$83,669,865	$—		$2,086,727,781

Liabilities:
Forward Currency Contracts	$—	$—	$—		$—
Futures	(172,425)	—	—		(172,425)

Total Liabilities	$(172,425)	$—	$—		$(172,425)

Total	$2,002,885,491	$83,669,865	$—		$2,086,555,356

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,160,347	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(172,425	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$3,048	$3,048
Equity contracts	8,860,103	—	8,860,103

Total	$8,860,103	$3,048	$8,863,151

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(51)	$(51)
Equity contracts	1,907,468	—	1,907,468

Total	$1,907,468	$(51)	$1,907,417

^ The Portfolio held forward foreign currency contracts for hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $17,000 for one month during the six months ended June 30, 2017 and futures contracts with an average notional balance of approximately $198,068,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 53%)*	$282,535,033
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 37%)*	$383,187,148

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$572,654,412
Aggregate gross unrealized depreciation	(88,470,084)

Net unrealized appreciation	$484,184,328

Federal income tax cost of investments	$1,601,383,106

For the six months ended June 30, 2017, the Portfolio incurred approximately $2,177 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $12,432,552)	$19,652,077
Unaffiliated Issuers (Cost $1,501,615,479)	1,992,732,981
Repurchase Agreements (Cost $73,182,376)	73,182,376
Cash	98,060,501
Cash held as collateral at broker	7,666,400
Receivable for securities sold	4,013,574
Dividends, interest and other receivables	2,742,092
Due from Custodian	62,368
Receivable from Separate Accounts for Trust shares sold	53,855
Security lending income receivable	53,773
Other assets	24,257

Total assets	2,198,244,254

LIABILITIES
Payable for return of collateral on securities loaned	73,182,376
Payable for securities purchased	2,121,416
Investment management fees payable	956,321
Payable to Separate Accounts for Trust shares redeemed	804,589
Distribution fees payable – Class IB	385,267
Administrative fees payable	215,970
Distribution fees payable – Class IA	47,439
Due to broker for futures variation margin	42,043
Trustees’ fees payable	4,736
Accrued expenses	160,956

Total liabilities	77,921,113

NET ASSETS	$2,120,323,141

Net assets were comprised of:
Paid in capital	$1,522,169,872
Accumulated undistributed net investment income (loss)	10,112,684
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	88,714,846
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	499,325,739

Net assets	$2,120,323,141

Class IA
Net asset value, offering and redemption price per share, $230,663,734 / 12,876,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.91

Class IB
Net asset value, offering and redemption price per share, $1,871,019,341 / 105,337,690 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.76

Class K
Net asset value, offering and redemption price per share, $18,640,066 / 1,039,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.93

(x)	Includes value of securities on loan of $72,378,290.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($183,326 of dividend income received from affiliates) (net of $44,788 foreign withholding tax)	$18,454,467
Interest	167,864
Securities lending (net)	344,623

Total income	18,966,954

EXPENSES
Investment management fees	5,827,177
Distribution fees – Class IB	2,354,184
Administrative fees	1,322,741
Distribution fees – Class IA	287,761
Custodian fees	84,301
Printing and mailing expenses	81,489
Professional fees	67,125
Trustees’ fees	25,601
Miscellaneous	26,191

Total expenses	10,076,570

NET INVESTMENT INCOME (LOSS)	8,890,384

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	72,995,841
Futures	8,860,103
Foreign currency transactions	(3,477)

Net realized gain (loss)	81,852,467

Change in unrealized appreciation (depreciation) on:
Investments ($457,304 of change in unrealized appreciation (depreciation) from affiliates)	1,325,922
Futures	1,907,468
Foreign currency translations	2,851

Net change in unrealized appreciation (depreciation)	3,236,241

NET REALIZED AND UNREALIZED GAIN (LOSS)	85,088,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,979,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,890,384	$17,551,117
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	81,852,467	109,853,901
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	3,236,241	205,243,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,979,092	332,648,781

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,907,100)
Class IB	—	(15,824,675)
Class K	—	(199,341)

	—	(17,931,116)

Distributions from net realized capital gains
Class IA	—	(720,645)
Class IB	—	(6,039,028)
Class K	—	(58,287)

	—	(6,817,960)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(24,749,076)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 206,271 and 293,126 shares, respectively ]	3,627,893	4,584,527
Capital shares issued in reinvestment of dividends and distributions [ 0 and 152,403 shares, respectively ]	—	2,627,745
Capital shares repurchased [ (672,155) and (1,666,686) shares, respectively ]	(11,890,204)	(25,840,099)

Total Class IA transactions	(8,262,311)	(18,627,827)

Class IB
Capital shares sold [ 858,510 and 2,474,319 shares, respectively ]	15,027,105	38,466,858
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,278,900 shares, respectively ]	—	21,863,703
Capital shares repurchased [ (7,327,021) and (15,630,630) shares, respectively ]	(128,227,423)	(239,615,452)

Total Class IB transactions	(113,200,318)	(179,284,891)

Class K
Capital shares sold [ 63,202 and 217,200 shares, respectively ]	1,109,447	3,427,521
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,945 shares, respectively ]	—	257,628
Capital shares repurchased [ (102,987) and (231,321) shares, respectively ]	(1,821,620)	(3,696,916)

Total Class K transactions	(712,173)	(11,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(122,174,802)	(197,924,485)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,195,710)	109,975,220
NET ASSETS:
Beginning of period	2,148,518,851	2,038,543,631

End of period (a)	$2,120,323,141	$2,148,518,851

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,112,684	$1,222,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.15	$14.74	$15.41	$13.98	$10.56	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.13	0.10	0.08	0.06	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.69	2.47	(0.65)	1.44	3.43	1.60

Total from investment operations	0.76	2.60	(0.55)	1.52	3.49	1.68

Less distributions:
Dividends from net investment income	—	(0.14)	(0.12)	(0.09)	(0.07)	(0.13)
Distributions from net realized gains	—	(0.05)	—	—	—	—

Total dividends and distributions	—	(0.19)	(0.12)	(0.09)	(0.07)	(0.13)

Net asset value, end of period	$17.91	$17.15	$14.74	$15.41	$13.98	$10.56

Total return (b)	4.43%	17.69%	(3.54)%	10.87%	33.02%	18.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$230,664	$228,814	$214,698	$244,859	$243,066	$205,787
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.94%	0.94%	0.95%	0.97%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.94%	0.94%	0.95%	0.97%	0.99%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.95%	0.94%	0.95%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.86%	0.64%	0.51%	0.47%	0.83%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	0.86%	0.64%	0.51%	0.47%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	0.86%	0.64%	0.51%	0.47%	0.83%
Portfolio turnover rate (z)^	15%	23%	38%	26%	38%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.00	$14.62	$15.28	$13.86	$10.47	$8.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.13	0.10	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.69	2.44	(0.64)	1.44	3.40	1.59

Total from investment operations	0.76	2.57	(0.54)	1.51	3.46	1.67

Less distributions:
Dividends from net investment income	—	(0.14)	(0.12)	(0.09)	(0.07)	(0.13)
Distributions from net realized gains	—	(0.05)	—	—	—	—

Total dividends and distributions	—	(0.19)	(0.12)	(0.09)	(0.07)	(0.13)

Net asset value, end of period	$17.76	$17.00	$14.62	$15.28	$13.86	$10.47

Total return (b)	4.47%	17.62%	(3.52)%	10.88%	33.01%	18.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,871,019	$1,901,200	$1,807,950	$2,086,343	$2,119,517	$1,472,191
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.94%	0.94%	0.95%	0.97%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.94%	0.94%	0.95%	0.97%	0.99%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.95%	0.94%	0.95%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.86%	0.64%	0.51%	0.49%	0.84%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	0.86%	0.64%	0.51%	0.49%	0.84%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	0.85%	0.64%	0.51%	0.49%	0.84%
Portfolio turnover rate (z)^	15%	23%	38%	26%	38%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.15	$14.74	$15.41	$13.98	$10.56	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.14	0.11	0.09	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.69	2.48	(0.65)	1.45	3.43	1.59

Total from investment operations	0.78	2.65	(0.51)	1.56	3.52	1.70

Less distributions:
Dividends from net investment income	—	(0.19)	(0.16)	(0.13)	(0.10)	(0.15)
Distributions from net realized gains	—	(0.05)	—	—	—	—

Total dividends and distributions	—	(0.24)	(0.16)	(0.13)	(0.10)	(0.15)

Net asset value, end of period	$17.93	$17.15	$14.74	$15.41	$13.98	$10.56

Total return (b)	4.55%	17.99%	(3.30)%	11.14%	33.35%	18.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,640	$18,505	$15,896	$18,105	$15,579	$11,434
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.69%	0.69%	0.70%	0.72%	0.74%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.69%	0.69%	0.70%	0.72%	0.74%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.70%	0.69%	0.70%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.08%	1.12%	0.89%	0.77%	0.73%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.08%	1.12%	0.89%	0.77%	0.73%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%	1.11%	0.89%	0.77%	0.73%	1.10%
Portfolio turnover rate (z)^	15%	23%	38%	26%	38%	27%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	16.0%
Financials	9.4
Information Technology	9.2
Health Care	7.4
Consumer Discretionary	6.8
Industrials	6.6
Consumer Staples	5.5
Exchange Traded Funds	5.0
Energy	3.1
Materials	2.5
Investment Companies	2.4
Utilities	1.8
Real Estate	1.7
Telecommunication Services	1.6
U.S. Government Agency Securities	0.7
Repurchase Agreements	0.4
Cash and Other	19.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,070.56	$6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.91	5.94

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	1,046	$53,474
BorgWarner, Inc.	1,450	61,422
Bridgestone Corp.	3,935	169,330
Cie Generale des Etablissements Michelin	1,012	134,542
Continental AG	669	144,376
Delphi Automotive plc	1,950	170,918
Denso Corp.	2,913	122,813
GKN plc	10,140	43,054
Goodyear Tire & Rubber Co. (The)	1,900	66,424
Koito Manufacturing Co. Ltd.	661	33,968
NGK Spark Plug Co. Ltd.	1,049	22,281
NOK Corp.	492	10,385
Nokian Renkaat OYJ	758	31,375
Schaeffler AG (Preference) (q)	1,036	14,838
Stanley Electric Co. Ltd.	825	24,866
Sumitomo Electric Industries Ltd.	4,426	68,077
Sumitomo Rubber Industries Ltd.	1,201	20,245
Toyoda Gosei Co. Ltd.	400	9,527
Toyota Industries Corp.	1,006	52,860
Valeo SA	1,456	98,099
Yokohama Rubber Co. Ltd. (The)	751	15,057

		1,367,931

Automobiles (0.8%)
Bayerische Motoren Werke AG	1,996	185,297
Bayerische Motoren Werke AG (Preference) (q)	365	30,091
Daimler AG (Registered)	5,719	413,930
Ferrari NV	716	61,456
Fiat Chrysler Automobiles NV*	6,326	66,689
Ford Motor Co.	28,450	318,356
General Motors Co.	10,100	352,793
Harley-Davidson, Inc.	1,250	67,525
Honda Motor Co. Ltd.	10,178	277,265
Isuzu Motors Ltd.	3,110	38,324
Mazda Motor Corp.	3,417	47,636
Mitsubishi Motors Corp.	3,935	25,889
Nissan Motor Co. Ltd.	13,662	135,800
Peugeot SA	2,783	55,514
Porsche Automobil Holding SE (Preference) (q)	945	53,092
Renault SA (x)	1,050	95,041
Subaru Corp.	3,610	121,516
Suzuki Motor Corp.	2,034	96,388
Toyota Motor Corp.	15,439	808,908
Volkswagen AG	203	31,475
Volkswagen AG (Preference) (q)	1,122	170,887
Yamaha Motor Co. Ltd.	1,741	44,858

		3,498,730

Distributors (0.0%)
Genuine Parts Co.	1,100	102,036
Jardine Cycle & Carriage Ltd.	700	22,549
LKQ Corp.*	2,200	72,490

		197,075

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	400	$15,079
H&R Block, Inc.	1,500	46,365

		61,444

Hotels, Restaurants & Leisure (0.9%)
Accor SA	1,104	51,755
Aristocrat Leisure Ltd.	3,178	55,105
Carnival Corp.	3,050	199,989
Carnival plc	1,160	76,751
Chipotle Mexican Grill, Inc.*	250	104,025
Compass Group plc	9,492	200,285
Crown Resorts Ltd. (x)	2,137	20,170
Darden Restaurants, Inc.	900	81,396
Domino’s Pizza Enterprises Ltd.	353	14,130
Flight Centre Travel Group Ltd.	430	12,658
Galaxy Entertainment Group Ltd.	13,757	83,520
Genting Singapore plc	31,700	24,982
Hilton Worldwide Holdings, Inc.	1,516	93,765
InterContinental Hotels Group plc	1,131	62,856
Marriott International, Inc., Class A	2,320	232,719
McDonald’s Corp.	6,050	926,617
McDonald’s Holdings Co. Japan Ltd.	400	15,328
Melco Resorts & Entertainment Ltd. (ADR)	1,457	32,710
Merlin Entertainments plc§	4,164	26,059
MGM China Holdings Ltd.	4,736	10,531
Oriental Land Co. Ltd.	1,357	91,790
Paddy Power Betfair plc	500	53,378
Royal Caribbean Cruises Ltd.	1,200	131,076
Sands China Ltd.	14,185	64,953
Shangri-La Asia Ltd.	5,400	9,157
SJM Holdings Ltd.	9,912	10,448
Sodexo SA	565	73,050
Starbucks Corp.	10,600	618,086
Tabcorp Holdings Ltd.	3,533	11,867
Tatts Group Ltd.	7,359	23,643
TUI AG	2,601	37,908
Whitbread plc	1,131	58,437
Wyndham Worldwide Corp.	800	80,328
Wynn Macau Ltd.	7,822	18,274
Wynn Resorts Ltd.	600	80,472
Yum Brands, Inc.	2,550	188,088

		3,876,306

Household Durables (0.4%)
Barratt Developments plc	5,889	43,221
Berkeley Group Holdings plc	842	35,389
Casio Computer Co. Ltd.	1,200	18,425
DR Horton, Inc.	2,450	84,697
Electrolux AB	1,443	47,291
Garmin Ltd.	800	40,824
Husqvarna AB, Class B	2,443	24,271
Iida Group Holdings Co. Ltd.	878	14,605
Leggett & Platt, Inc.	950	49,904
Lennar Corp., Class A	1,400	74,648
Mohawk Industries, Inc.*	450	108,761
Newell Brands, Inc.	3,500	187,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nikon Corp.	2,113	$33,740
Panasonic Corp.	12,955	175,536
Persimmon plc	1,787	52,182
PulteGroup, Inc.	2,150	52,740
Rinnai Corp.	201	18,711
SEB SA	160	28,736
Sekisui Chemical Co. Ltd.	2,396	42,839
Sekisui House Ltd.	3,559	62,637
Sharp Corp.*	8,841	32,778
Sony Corp.	7,548	287,627
Taylor Wimpey plc	19,346	44,397
Techtronic Industries Co. Ltd.	7,343	33,764
Whirlpool Corp.	550	105,391

		1,700,784

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	2,919	2,825,592
Expedia, Inc.	900	134,055
Netflix, Inc.*	3,150	470,642
Priceline Group, Inc. (The)*	372	695,833
Rakuten, Inc.	5,497	64,610
Start Today Co. Ltd.	1,245	30,606
TripAdvisor, Inc.*	800	30,560
Zalando SE*§	718	32,811

		4,284,709

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,263	43,008
Hasbro, Inc.	800	89,208
Mattel, Inc.	2,450	52,749
Sankyo Co. Ltd.	300	10,162
Sega Sammy Holdings, Inc.	1,000	13,443
Shimano, Inc.	467	73,823
Yamaha Corp.	1,064	36,704

		319,097

Media (1.4%)
Altice NV, Class A*	2,325	53,641
Altice NV, Class B*	538	12,416
Axel Springer SE (x)	281	16,882
CBS Corp. (Non-Voting), Class B	2,850	181,773
Charter Communications, Inc., Class A*	1,586	534,244
Comcast Corp., Class A	34,800	1,354,416
Dentsu, Inc.	1,297	61,924
Discovery Communications, Inc., Class A (x)*	1,100	28,413
Discovery Communications, Inc., Class C*	1,600	40,336
DISH Network Corp., Class A*	1,525	95,709
Eutelsat Communications SA	990	25,283
Hakuhodo DY Holdings, Inc.	1,515	20,083
Interpublic Group of Cos., Inc. (The)	2,850	70,110
ITV plc	21,426	50,622
JCDecaux SA (x)	468	15,352
Lagardere SCA	701	22,138
News Corp., Class A	2,750	37,675
News Corp., Class B	850	12,028
Omnicom Group, Inc.	1,700	140,930
Pearson plc	4,824	43,447
ProSiebenSat.1 Media SE	1,364	57,081

Publicis Groupe SA	1,238	$92,347
REA Group Ltd.	342	17,454
RTL Group SA	225	16,989
Schibsted ASA, Class A	486	11,736
Schibsted ASA, Class B	561	12,397
Scripps Networks Interactive, Inc., Class A	700	47,817
SES SA (FDR)	2,287	53,613
Singapore Press Holdings Ltd.	8,200	19,238
Sky plc	6,052	78,351
Telenet Group Holding NV*	321	20,220
Time Warner, Inc.	5,600	562,296
Toho Co. Ltd.	774	23,810
Twenty-First Century Fox, Inc., Class A	7,700	218,218
Twenty-First Century Fox, Inc., Class B	3,550	98,939
Viacom, Inc., Class B	2,500	83,925
Walt Disney Co. (The)	10,700	1,136,875
WPP plc	7,533	158,355

		5,527,083

Multiline Retail (0.2%)
Dollar General Corp.	1,850	133,367
Dollar Tree, Inc.*	1,700	118,864
Don Quijote Holdings Co. Ltd.	700	26,513
Harvey Norman Holdings Ltd.	2,361	6,932
Isetan Mitsukoshi Holdings Ltd.	1,719	17,209
J Front Retailing Co. Ltd.	1,416	21,704
Kohl’s Corp.	1,250	48,338
Macy’s, Inc.	2,200	51,128
Marks & Spencer Group plc	9,609	41,713
Marui Group Co. Ltd.	1,100	16,196
Next plc	899	45,150
Nordstrom, Inc. (x)	800	38,264
Ryohin Keikaku Co. Ltd.	156	38,932
Takashimaya Co. Ltd.	1,634	15,530
Target Corp.	4,100	214,388

		834,228

Specialty Retail (1.0%)
ABC-Mart, Inc.	265	15,574
Advance Auto Parts, Inc.	550	64,125
AutoNation, Inc. (x)*	450	18,972
AutoZone, Inc.*	213	121,508
Bed Bath & Beyond, Inc.	1,100	33,440
Best Buy Co., Inc.	1,950	111,794
CarMax, Inc.*	1,350	85,131
Dixons Carphone plc	5,793	21,398
Dufry AG (Registered)*	208	34,077
Fast Retailing Co. Ltd.	325	108,126
Foot Locker, Inc.	950	46,816
Gap, Inc. (The)	1,600	35,184
Hennes & Mauritz AB, Class B	5,572	138,825
Hikari Tsushin, Inc.	126	13,241
Home Depot, Inc. (The)	8,900	1,365,259
Industria de Diseno Textil SA	6,524	250,441
Kingfisher plc	13,247	51,881
L Brands, Inc.	1,750	94,308
Lowe’s Cos., Inc.	6,350	492,315
Nitori Holdings Co. Ltd.	496	66,324
O’Reilly Automotive, Inc.*	700	153,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ross Stores, Inc.	2,900	$167,417
Shimamura Co. Ltd.	130	15,904
Signet Jewelers Ltd. (x)	500	31,620
Staples, Inc.	4,700	47,329
Tiffany & Co.	750	70,403
TJX Cos., Inc. (The)	4,750	342,808
Tractor Supply Co.	950	51,500
Ulta Beauty, Inc.*	450	129,303
USS Co. Ltd.	1,229	24,400
Yamada Denki Co. Ltd.	3,360	16,669

		4,219,210

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,132	216,886
Asics Corp.	939	17,382
Burberry Group plc	2,532	54,777
Christian Dior SE	333	95,217
Cie Financiere Richemont SA (Registered)	3,125	257,456
Coach, Inc.	2,000	94,680
Hanesbrands, Inc. (x)	2,750	63,690
Hermes International	162	80,052
HUGO BOSS AG	375	26,255
Kering	463	157,693
Li & Fung Ltd.	30,000	10,913
Luxottica Group SpA	1,045	60,453
LVMH Moet Hennessy Louis Vuitton SE	1,655	412,643
Michael Kors Holdings Ltd.*	1,150	41,688
NIKE, Inc., Class B	9,700	572,300
Pandora A/S	707	65,972
PVH Corp.	550	62,975
Ralph Lauren Corp.	400	29,520
Swatch Group AG (The)	187	69,055
Swatch Group AG (The) (Registered)	366	26,737
Under Armour, Inc., Class A (x)*	1,300	28,288
Under Armour, Inc., Class C (x)*	1,307	26,349
VF Corp.	2,400	138,240
Yue Yuen Industrial Holdings Ltd.	3,500	14,525

		2,623,746

Total Consumer Discretionary		28,510,343

Consumer Staples (5.5%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	4,515	498,715
Asahi Group Holdings Ltd.	2,300	86,458
Brown-Forman Corp., Class B	1,300	63,180
Carlsberg A/S, Class B	651	69,546
Coca-Cola Amatil Ltd.	3,360	23,836
Coca-Cola Bottlers Japan, Inc.	700	20,227
Coca-Cola Co. (The)	28,300	1,269,254
Coca-Cola European Partners plc	1,307	53,069
Coca-Cola HBC AG*	1,030	30,292
Constellation Brands, Inc., Class A	1,300	251,849
Diageo plc	14,942	441,477
Dr Pepper Snapple Group, Inc.	1,350	122,999
Heineken Holding NV	643	58,936
Heineken NV	1,403	136,415

Kirin Holdings Co. Ltd.	5,136	$104,524
Molson Coors Brewing Co., Class B	1,350	116,559
Monster Beverage Corp.*	2,950	146,556
PepsiCo, Inc.	10,450	1,206,871
Pernod Ricard SA	1,282	171,682
Remy Cointreau SA	152	17,751
Suntory Beverage & Food Ltd.	822	38,149
Treasury Wine Estates Ltd.	4,327	43,767

		4,972,112

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	3,516	53,361
Carrefour SA (x)	3,463	87,609
Casino Guichard Perrachon SA	342	20,257
Colruyt SA	355	18,702
Costco Wholesale Corp.	3,200	511,776
CVS Health Corp.	7,750	623,565
Distribuidora Internacional de Alimentacion SA	3,652	22,737
FamilyMart UNY Holdings Co. Ltd.	530	30,299
ICA Gruppen AB	491	18,277
J Sainsbury plc	9,700	31,799
Jeronimo Martins SGPS SA	1,410	27,522
Koninklijke Ahold Delhaize NV	7,519	143,760
Kroger Co. (The)	6,850	159,742
Lawson, Inc.	294	20,545
METRO AG	1,069	36,085
Seven & i Holdings Co. Ltd.	4,540	186,807
Sundrug Co. Ltd.	420	15,646
Sysco Corp.	3,650	183,705
Tesco plc*	48,349	106,297
Tsuruha Holdings, Inc.	255	27,047
Walgreens Boots Alliance, Inc.	6,250	489,438
Wal-Mart Stores, Inc.	10,950	828,697
Wesfarmers Ltd.	6,772	208,823
Whole Foods Market, Inc.	2,300	96,853
Wm Morrison Supermarkets plc	13,122	41,223
Woolworths Ltd.	7,764	152,408

		4,142,980

Food Products (1.1%)
Ajinomoto Co., Inc.	3,346	72,186
Archer-Daniels-Midland Co.	4,150	171,727
Associated British Foods plc	2,117	80,954
Barry Callebaut AG (Registered)*	13	17,868
Calbee, Inc.	475	18,645
Campbell Soup Co.	1,400	73,010
Chocoladefabriken Lindt & Spruengli AG	7	40,588
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	69,715
Conagra Brands, Inc.	3,000	107,280
Danone SA	3,528	265,182
General Mills, Inc.	4,300	238,220
Golden Agri-Resources Ltd. (x)	37,100	10,105
Hershey Co. (The)	1,000	107,370
Hormel Foods Corp. (x)	1,950	66,515
JM Smucker Co. (The)	850	100,581
Kellogg Co.	1,850	128,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Kerry Group plc, Class A	973	$83,782
Kikkoman Corp.	864	27,577
Kraft Heinz Co. (The)	4,350	372,534
Marine Harvest ASA*	2,201	37,673
McCormick & Co., Inc. (Non-Voting)	850	82,884
MEIJI Holdings Co. Ltd.	761	61,638
Mondelez International, Inc., Class A	11,250	485,888
Nestle SA (Registered)	18,407	1,601,901
NH Foods Ltd.	1,018	30,909
Nisshin Seifun Group, Inc.	1,034	16,961
Nissin Foods Holdings Co. Ltd.	388	24,217
Orkla ASA	4,783	48,611
Tate & Lyle plc	2,513	21,668
Toyo Suisan Kaisha Ltd.	521	19,941
Tyson Foods, Inc., Class A	2,100	131,523
WH Group Ltd.§	43,095	43,495
Wilmar International Ltd.	8,000	19,466
Yakult Honsha Co. Ltd.	521	35,436
Yamazaki Baking Co. Ltd.	821	16,343

		4,730,894

Household Products (0.8%)
Church & Dwight Co., Inc.	1,850	95,978
Clorox Co. (The)	950	126,578
Colgate-Palmolive Co.	6,450	478,139
Essity AB, Class B*	3,569	97,648
Henkel AG & Co. KGaA	617	74,628
Henkel AG & Co. KGaA (Preference) (q)	1,082	148,915
Kimberly-Clark Corp.	2,600	335,686
Lion Corp.	1,404	29,035
Procter & Gamble Co. (The)	18,797	1,638,158
Reckitt Benckiser Group plc	3,934	398,840
Unicharm Corp.	2,427	60,893

		3,484,498

Personal Products (0.4%)
Beiersdorf AG	622	65,387
Coty, Inc., Class A	3,401	63,803
Estee Lauder Cos., Inc. (The), Class A	1,600	153,568
Kao Corp.	2,958	175,468
Kose Corp.	178	19,418
L’Oreal SA	1,501	312,701
Pola Orbis Holdings, Inc.	612	16,117
Shiseido Co. Ltd.	2,287	81,212
Unilever NV (CVA)	9,648	532,460
Unilever plc	7,622	412,478

		1,832,612

Tobacco (1.0%)
Altria Group, Inc.	14,200	1,057,474
British American Tobacco plc	11,027	751,713
Imperial Brands plc	5,733	257,498
Japan Tobacco, Inc.	6,588	231,188
Philip Morris International, Inc.	11,300	1,327,185
Reynolds American, Inc.	6,000	390,240
Swedish Match AB	1,117	39,338

		4,054,636

Total Consumer Staples		23,217,732

Energy (3.1%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	3,050	$166,256
Halliburton Co.	6,300	269,073
Helmerich & Payne, Inc. (x)	800	43,472
National Oilwell Varco, Inc.	2,750	90,585
Petrofac Ltd. (x)	1,528	8,796
Saipem SpA*	3,048	11,258
Schlumberger Ltd.	10,150	668,276
TechnipFMC plc*	3,258	88,618
Tenaris SA (x)	2,691	41,954
Transocean Ltd. (x)*	2,800	23,044

		1,411,332

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	4,050	183,627
Apache Corp.	2,750	131,808
BP plc	115,686	667,190
Cabot Oil & Gas Corp.	3,350	84,018
Caltex Australia Ltd.	1,561	37,925
Chesapeake Energy Corp. (x)*	5,400	26,838
Chevron Corp.	13,800	1,439,753
Cimarex Energy Co.	700	65,807
Concho Resources, Inc.*	1,050	127,607
ConocoPhillips	9,000	395,640
Devon Energy Corp.	3,800	121,486
Enagas SA	1,315	36,872
Eni SpA	14,928	224,378
EOG Resources, Inc.	4,200	380,184
EQT Corp.	1,250	73,238
Exxon Mobil Corp.	31,358	2,531,530
Galp Energia SGPS SA	3,039	46,008
Hess Corp.	1,900	83,353
Idemitsu Kosan Co. Ltd.	500	14,181
Inpex Corp.	5,601	53,831
JXTG Holdings, Inc.	18,228	79,524
Kinder Morgan, Inc.	14,000	268,240
Koninklijke Vopak NV	403	18,688
Lundin Petroleum AB*	1,078	20,742
Marathon Oil Corp.	6,150	72,878
Marathon Petroleum Corp.	3,850	201,471
Murphy Oil Corp.	1,150	29,475
Neste OYJ	782	30,805
Newfield Exploration Co.*	1,400	39,844
Noble Energy, Inc.	3,100	87,730
Occidental Petroleum Corp.	5,550	332,279
Oil Search Ltd.	8,041	42,150
OMV AG	944	48,988
ONEOK, Inc.	2,812	146,674
Origin Energy Ltd.*	10,289	54,250
Phillips 66	3,200	264,608
Pioneer Natural Resources Co.	1,250	199,475
Range Resources Corp.	1,350	31,280
Repsol SA	7,080	108,358
Royal Dutch Shell plc, Class A	26,194	694,267
Royal Dutch Shell plc, Class B	22,159	595,258
Santos Ltd.*	11,088	25,822
Showa Shell Sekiyu KK	1,000	9,264
Snam SpA	13,140	57,270
Statoil ASA	6,875	113,969
Tesoro Corp.	850	79,560
TOTAL SA	13,786	681,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Valero Energy Corp.	3,300	$222,618
Williams Cos., Inc. (The)	5,950	180,166
Woodside Petroleum Ltd. (x)	4,449	102,141

		11,564,619

Total Energy		12,975,951

Financials (9.4%)
Banks (4.9%)
ABN AMRO Group NV (CVA)§	1,734	45,967
Aozora Bank Ltd.	6,000	22,832
Australia & New Zealand Banking Group Ltd.	17,421	384,554
Banco Bilbao Vizcaya Argentaria SA	39,556	328,225
Banco de Sabadell SA	31,030	63,049
Banco Santander SA	86,245	570,539
Bank Hapoalim BM	6,251	42,112
Bank Leumi Le-Israel BM	8,557	41,520
Bank of America Corp.	73,700	1,787,962
Bank of East Asia Ltd. (The)	6,400	27,502
Bank of Ireland*	148,553	39,024
Bank of Kyoto Ltd. (The)	1,780	16,775
Bank of Queensland Ltd. (x)	2,271	19,986
Bankia SA	5,787	27,972
Bankinter SA	3,645	33,576
Barclays plc	99,259	262,115
BB&T Corp.	5,900	267,919
Bendigo & Adelaide Bank Ltd. (x)	2,709	23,070
BNP Paribas SA	6,696	482,273
BOC Hong Kong Holdings Ltd.	21,800	104,289
CaixaBank SA	21,039	100,444
Chiba Bank Ltd. (The)	4,110	29,745
Chugoku Bank Ltd. (The)	1,000	14,937
Citigroup, Inc.	20,750	1,387,760
Citizens Financial Group, Inc.	3,700	132,016
Comerica, Inc.	1,250	91,550
Commerzbank AG*	6,246	74,406
Commonwealth Bank of Australia (x)	10,230	651,117
Concordia Financial Group Ltd.	6,868	34,598
Credit Agricole SA	6,783	109,119
Danske Bank A/S	4,364	167,847
DBS Group Holdings Ltd.	10,400	156,670
DNB ASA	5,735	97,544
Erste Group Bank AG*	1,885	72,178
Fifth Third Bancorp	5,500	142,780
Fukuoka Financial Group, Inc.	3,838	18,222
Hachijuni Bank Ltd. (The)	2,000	12,678
Hang Seng Bank Ltd.	4,500	94,122
Hiroshima Bank Ltd. (The)	2,000	8,855
HSBC Holdings plc	117,475	1,088,939
Huntington Bancshares, Inc.	7,900	106,808
ING Groep NV	23,055	397,617
Intesa Sanpaolo SpA	75,040	237,922
Intesa Sanpaolo SpA (RNC)	4,686	13,894
Japan Post Bank Co. Ltd.	2,197	28,089
JPMorgan Chase & Co.	26,100	2,385,541
KBC Group NV	1,540	116,809
KeyCorp	7,850	147,109
Kyushu Financial Group, Inc.	1,666	10,502
Lloyds Banking Group plc	422,640	364,134

M&T Bank Corp.	1,150	$186,243
Mebuki Financial Group, Inc.	5,927	22,027
Mediobanca SpA	3,322	32,782
Mitsubishi UFJ Financial Group, Inc.	71,229	478,005
Mizrahi Tefahot Bank Ltd.	916	16,664
Mizuho Financial Group, Inc.	142,636	260,480
National Australia Bank Ltd.	15,824	359,883
Natixis SA	4,861	32,629
Nordea Bank AB	17,824	226,801
Oversea-Chinese Banking Corp. Ltd.	18,400	144,206
People’s United Financial, Inc.	2,250	39,735
PNC Financial Services Group, Inc. (The)	3,550	443,289
Raiffeisen Bank International AG*	1,005	25,368
Regions Financial Corp.	8,950	131,028
Resona Holdings, Inc.	12,956	71,245
Royal Bank of Scotland Group plc*	20,694	66,628
Seven Bank Ltd.	3,193	11,412
Shinsei Bank Ltd.	8,885	15,483
Shizuoka Bank Ltd. (The)	2,596	23,427
Skandinaviska Enskilda Banken AB, Class A	8,913	107,806
Societe Generale SA	4,593	247,134
Standard Chartered plc*	19,265	195,013
Sumitomo Mitsui Financial Group, Inc.	8,022	312,321
Sumitomo Mitsui Trust Holdings, Inc.	1,947	69,571
SunTrust Banks, Inc.	3,550	201,356
Suruga Bank Ltd.	1,022	24,733
Svenska Handelsbanken AB, Class A	8,933	127,876
Swedbank AB, Class A	5,314	129,496
UniCredit SpA*	11,838	221,065
United Overseas Bank Ltd.	7,718	129,610
US Bancorp	11,650	604,868
Wells Fargo & Co.	32,950	1,825,760
Westpac Banking Corp.	19,860	465,717
Yamaguchi Financial Group, Inc.	1,000	12,065
Zions Bancorp.	1,450	63,670

		20,210,609

Capital Markets (1.5%)
3i Group plc	5,708	67,095
Aberdeen Asset Management plc	4,169	16,398
Affiliated Managers Group, Inc.	400	66,344
Ameriprise Financial, Inc.	1,150	146,384
ASX Ltd.	1,129	46,520
Bank of New York Mellon Corp. (The)	7,700	392,853
BlackRock, Inc.	900	380,168
CBOE Holdings, Inc.	668	61,055
Charles Schwab Corp. (The)	8,800	378,048
CME Group, Inc.	2,500	313,100
Credit Suisse Group AG (Registered)*	13,768	199,004
Daiwa Securities Group, Inc.	9,752	57,727
Deutsche Bank AG (Registered)	12,141	215,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Boerse AG	1,142	$120,547
E*TRADE Financial Corp.*	1,950	74,159
Franklin Resources, Inc.	2,500	111,975
Goldman Sachs Group, Inc. (The)	2,700	599,129
Hargreaves Lansdown plc	1,459	24,742
Hong Kong Exchanges & Clearing Ltd.	7,000	180,930
Intercontinental Exchange, Inc.	4,350	286,752
Invesco Ltd.	2,950	103,811
Investec plc	3,851	28,765
Japan Exchange Group, Inc.	2,957	53,501
Julius Baer Group Ltd.*	1,357	71,395
London Stock Exchange Group plc	1,853	87,994
Macquarie Group Ltd.	1,913	130,124
Moody’s Corp.	1,200	146,016
Morgan Stanley	10,500	467,879
Nasdaq, Inc.	800	57,192
Nomura Holdings, Inc.	21,309	127,579
Northern Trust Corp.	1,550	150,676
Partners Group Holding AG	109	67,578
Raymond James Financial, Inc.	940	75,407
S&P Global, Inc.	1,900	277,381
SBI Holdings, Inc.	1,143	15,467
Schroders plc	736	29,755
Singapore Exchange Ltd.	4,100	21,859
State Street Corp.	2,650	237,785
T. Rowe Price Group, Inc.	1,750	129,868
UBS Group AG (Registered)*	21,777	368,817

		6,387,062

Consumer Finance (0.3%)
Acom Co. Ltd.*	2,130	9,715
AEON Financial Service Co. Ltd.	600	12,685
American Express Co.	5,600	471,744
Capital One Financial Corp.	3,500	289,170
Credit Saison Co. Ltd.	1,066	20,794
Discover Financial Services	2,850	177,242
Navient Corp.	2,200	36,630
Provident Financial plc	925	29,312
Synchrony Financial	5,700	169,974

		1,217,266

Diversified Financial Services (0.7%)
AMP Ltd. (x)	17,493	69,780
Berkshire Hathaway, Inc., Class B*	13,850	2,345,774
Challenger Ltd.	3,351	34,358
Eurazeo SA	286	21,458
EXOR NV	634	34,316
First Pacific Co. Ltd.	11,422	8,427
Groupe Bruxelles Lambert SA	522	50,254
Industrivarden AB, Class C	1,037	24,864
Investor AB, Class B	2,781	134,021
Kinnevik AB, Class B	1,434	43,898
L E Lundbergforetagen AB, Class B	220	17,366
Leucadia National Corp.	2,350	61,476
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,400	13,102
ORIX Corp.	7,770	120,203

Pargesa Holding SA	235	$17,878
Wendel SA (x)	174	25,756

		3,022,931

Insurance (2.0%)
Admiral Group plc	1,156	30,158
Aegon NV	9,837	50,233
Aflac, Inc.	2,950	229,156
Ageas	1,152	46,394
AIA Group Ltd.	70,654	516,276
Allianz SE (Registered)	2,708	533,222
Allstate Corp. (The)	2,700	238,788
American International Group, Inc.	7,107	444,330
Aon plc	1,900	252,605
Arthur J Gallagher & Co	1,250	71,563
Assicurazioni Generali SpA	7,381	121,479
Assurant, Inc.	400	41,476
Aviva plc	23,813	163,140
Baloise Holding AG (Registered)	302	46,675
Chubb Ltd.	3,400	494,292
Cincinnati Financial Corp.	1,100	79,695
CNP Assurances	1,080	24,245
Dai-ichi Life Holdings, Inc.	6,327	113,996
Direct Line Insurance Group plc	8,132	37,642
Everest Re Group Ltd.	304	77,395
Gjensidige Forsikring ASA	1,219	20,806
Hannover Rueck SE	357	42,793
Hartford Financial Services Group, Inc. (The)	2,750	144,568
Insurance Australia Group Ltd.	13,179	68,677
Japan Post Holdings Co. Ltd.	2,752	34,108
Legal & General Group plc	35,218	118,481
Lincoln National Corp.	1,650	111,507
Loews Corp.	2,000	93,620
Mapfre SA	5,416	18,916
Marsh & McLennan Cos., Inc.	3,750	292,350
Medibank Pvt Ltd.	16,145	34,745
MetLife, Inc.	8,000	439,520
MS&AD Insurance Group Holdings, Inc.	2,809	94,254
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	972	196,000
NN Group NV	1,765	62,735
Old Mutual plc	29,157	73,445
Poste Italiane SpA§	2,416	16,543
Principal Financial Group, Inc.	1,950	124,937
Progressive Corp. (The)	4,200	185,178
Prudential Financial, Inc.	3,150	340,641
Prudential plc	15,355	352,184
QBE Insurance Group Ltd.	8,046	73,035
RSA Insurance Group plc	5,514	44,203
Sampo OYJ, Class A	2,722	139,498
SCOR SE	1,027	40,714
Sompo Holdings, Inc.	2,072	79,933
Sony Financial Holdings, Inc.	894	15,213
St James’s Place plc	3,093	47,617
Standard Life plc	11,704	60,838
Suncorp Group Ltd.	7,549	85,988
Swiss Life Holding AG (Registered)*	199	67,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Swiss Re AG	1,957	$178,883
T&D Holdings, Inc.	3,111	47,284
Tokio Marine Holdings, Inc.	4,118	170,285
Torchmark Corp.	800	61,200
Travelers Cos., Inc. (The)	2,050	259,387
Tryg A/S	811	17,739
UnipolSai Assicurazioni SpA	5,688	12,415
Unum Group	1,650	76,940
Willis Towers Watson plc	950	138,187
XL Group Ltd.	1,950	85,410
Zurich Insurance Group AG	902	262,539

		8,443,233

Total Financials		39,281,101

Health Care (7.4%)
Biotechnology (1.2%)
AbbVie, Inc.	11,850	859,243
Alexion Pharmaceuticals, Inc.*	1,650	200,756
Amgen, Inc.	5,450	938,653
Biogen, Inc.*	1,600	434,176
Celgene Corp.*	5,650	733,765
CSL Ltd.	2,730	289,625
Genmab A/S*	344	73,393
Gilead Sciences, Inc.	9,600	679,488
Grifols SA	1,752	48,796
Incyte Corp.*	1,282	161,417
Regeneron Pharmaceuticals, Inc.*	550	270,127
Shire plc	5,366	296,192
Vertex Pharmaceuticals, Inc.*	1,800	231,966

		5,217,597

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	12,548	609,958
Align Technology, Inc.*	559	83,917
Baxter International, Inc.	3,550	214,917
Becton Dickinson and Co.	1,550	302,421
Boston Scientific Corp.*	9,900	274,428
Cochlear Ltd.	343	40,981
Coloplast A/S, Class B	740	61,834
ConvaTec Group plc*§	6,925	28,790
Cooper Cos., Inc. (The)	369	88,346
CR Bard, Inc.	550	173,861
CYBERDYNE, Inc.*	392	5,210
Danaher Corp.	4,450	375,536
DENTSPLY SIRONA, Inc.	1,650	106,986
Edwards Lifesciences Corp.*	1,550	183,272
Essilor International SA	1,253	159,426
Getinge AB, Class B	1,105	21,629
Hologic, Inc.*	2,000	90,760
Hoya Corp.	2,333	120,990
IDEXX Laboratories, Inc.*	671	108,313
Intuitive Surgical, Inc.*	300	280,611
Medtronic plc	10,000	887,499
Olympus Corp.	1,709	62,297
Smith & Nephew plc	5,234	90,326
Sonova Holding AG (Registered)	338	54,882
Straumann Holding AG (Registered)	57	32,426
Stryker Corp.	2,250	312,255
Sysmex Corp.	987	58,882

Terumo Corp.	2,006	$78,920
Varian Medical Systems, Inc.*	650	67,074
William Demant Holding A/S*	789	20,421
Zimmer Biomet Holdings, Inc.	1,450	186,180

		5,183,348

Health Care Providers & Services (1.2%)
Aetna, Inc.	2,550	387,167
Alfresa Holdings Corp.	1,024	19,729
AmerisourceBergen Corp.	1,200	113,436
Anthem, Inc.	1,950	366,854
Cardinal Health, Inc.	2,300	179,216
Centene Corp.*	1,250	99,850
Cigna Corp.	1,900	318,041
DaVita, Inc.*	1,150	74,474
Envision Healthcare Corp.*	858	53,771
Express Scripts Holding Co.*	4,500	287,280
Fresenius Medical Care AG & Co. KGaA	1,313	126,225
Fresenius SE & Co. KGaA	2,464	211,238
HCA Healthcare, Inc.*	2,100	183,120
Healthscope Ltd. (x)	8,719	14,810
Henry Schein, Inc.*	600	109,812
Humana, Inc.	1,100	264,682
Laboratory Corp. of America Holdings*	750	115,605
McKesson Corp.	1,650	271,491
Mediclinic International plc	1,973	19,055
Medipal Holdings Corp.	939	17,348
Miraca Holdings, Inc.	416	18,678
Patterson Cos., Inc. (x)	600	28,170
Quest Diagnostics, Inc.	1,000	111,160
Ramsay Health Care Ltd.	900	50,912
Ryman Healthcare Ltd.	1,538	9,343
Sonic Healthcare Ltd.	2,290	42,629
Suzuken Co. Ltd.	468	15,520
UnitedHealth Group, Inc.	6,950	1,288,669
Universal Health Services, Inc., Class B	650	79,352

		4,877,637

Health Care Technology (0.0%)
Cerner Corp.*	2,200	146,234
M3, Inc.	1,234	33,956

		180,190

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,350	139,379
Eurofins Scientific SE	71	39,991
Illumina, Inc.*	1,100	190,872
Lonza Group AG (Registered)*	447	96,635
Mettler-Toledo International, Inc.*	197	115,942
PerkinElmer, Inc.	750	51,105
QIAGEN NV*	1,280	42,579
Thermo Fisher Scientific, Inc.	2,900	505,963
Waters Corp.*	600	110,304

		1,292,770

Pharmaceuticals (3.5%)
Allergan plc	2,483	603,592
Astellas Pharma, Inc.	12,639	154,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

AstraZeneca plc	7,494	$501,205
Bayer AG (Registered)	4,891	632,364
Bristol-Myers Squibb Co.	12,150	676,998
Chugai Pharmaceutical Co. Ltd.	1,421	53,126
Daiichi Sankyo Co. Ltd.	3,309	77,874
Eisai Co. Ltd.	1,585	87,441
Eli Lilly & Co.	7,100	584,330
GlaxoSmithKline plc	29,042	618,640
H Lundbeck A/S	409	22,956
Hikma Pharmaceuticals plc	982	18,801
Hisamitsu Pharmaceutical Co., Inc.	400	19,133
Ipsen SA	223	30,526
Johnson & Johnson	19,850	2,625,958
Kyowa Hakko Kirin Co. Ltd.	1,678	31,136
Mallinckrodt plc*	750	33,608
Merck & Co., Inc.	20,100	1,288,209
Merck KGaA	801	96,747
Mitsubishi Tanabe Pharma Corp.	1,318	30,420
Mylan NV*	3,000	116,460
Novartis AG (Registered)	13,207	1,099,091
Novo Nordisk A/S, Class B	10,713	458,775
Ono Pharmaceutical Co. Ltd.	2,441	53,193
Orion OYJ, Class B	673	42,968
Otsuka Holdings Co. Ltd.	2,292	97,610
Perrigo Co. plc	1,050	79,296
Pfizer, Inc.	44,250	1,486,358
Recordati SpA	619	25,112
Roche Holding AG	4,156	1,058,395
Sanofi	6,878	657,994
Santen Pharmaceutical Co. Ltd.	1,996	27,045
Shionogi & Co. Ltd.	1,752	97,495
Sumitomo Dainippon Pharma Co. Ltd.	900	12,267
Taisho Pharmaceutical Holdings Co. Ltd.	187	14,215
Takeda Pharmaceutical Co. Ltd.	4,271	216,787
Taro Pharmaceutical Industries Ltd. (x)*	107	11,990
Teva Pharmaceutical Industries Ltd. (ADR)	5,357	177,960
UCB SA	785	54,001
Vifor Pharma AG	314	34,612
Zoetis, Inc.	3,600	224,568

		14,233,711

Total Health Care		30,985,253

Industrials (6.6%)
Aerospace & Defense (1.1%)
Airbus SE	3,459	284,450
Arconic, Inc.	3,166	71,710
BAE Systems plc	18,625	153,675
Boeing Co. (The)	4,200	830,550
Cobham plc	14,141	23,870
Dassault Aviation SA	18	25,134
Elbit Systems Ltd.	173	21,297
General Dynamics Corp.	2,100	416,010
L3 Technologies, Inc.	550	91,894
Leonardo SpA	2,509	41,695
Lockheed Martin Corp.	1,850	513,579
Meggitt plc	4,155	25,808

Northrop Grumman Corp.	1,300	$333,723
Raytheon Co.	2,150	347,182
Rockwell Collins, Inc.	950	99,826
Rolls-Royce Holdings plc*	10,789	125,205
Safran SA	1,890	173,211
Singapore Technologies Engineering Ltd.	7,900	21,116
Textron, Inc.	1,950	91,845
Thales SA	647	69,641
TransDigm Group, Inc.	400	107,548
United Technologies Corp.	5,600	683,816
Zodiac Aerospace	1,239	33,609

		4,586,394

Air Freight & Logistics (0.3%)
Bollore SA	5,156	23,444
CH Robinson Worldwide, Inc.	1,000	68,680
Deutsche Post AG (Registered)	5,872	220,114
Expeditors International of Washington, Inc.	1,300	73,424
FedEx Corp.	1,800	391,194
Royal Mail plc	5,281	28,971
United Parcel Service, Inc., Class B	5,050	558,479
Yamato Holdings Co. Ltd.	2,140	43,352

		1,407,658

Airlines (0.3%)
Alaska Air Group, Inc.	900	80,784
American Airlines Group, Inc.	3,750	188,700
ANA Holdings, Inc.	6,187	21,475
Delta Air Lines, Inc.	5,350	287,509
Deutsche Lufthansa AG (Registered)	1,378	31,360
easyJet plc	820	14,514
International Consolidated Airlines Group SA	3,762	29,858
Japan Airlines Co. Ltd.	826	25,513
Qantas Airways Ltd.	2,708	11,905
Ryanair Holdings plc (ADR)*	100	10,761
Singapore Airlines Ltd.	2,700	19,847
Southwest Airlines Co.	4,450	276,523
United Continental Holdings, Inc.*	2,100	158,025

		1,156,774

Building Products (0.3%)
Allegion plc	700	56,784
Asahi Glass Co. Ltd.	1,184	49,783
Assa Abloy AB, Class B	5,882	129,234
Cie de Saint-Gobain	3,018	161,251
Daikin Industries Ltd.	1,474	150,316
Fortune Brands Home & Security, Inc.	1,089	71,046
Geberit AG (Registered)	229	106,798
Johnson Controls International plc	6,820	295,715
LIXIL Group Corp.	1,611	40,234
Masco Corp.	2,350	89,794
TOTO Ltd.	831	31,696

		1,182,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.2%)
Babcock International Group plc	1,424	$16,331
Brambles Ltd.	9,307	69,602
Cintas Corp.	650	81,926
Dai Nippon Printing Co. Ltd.	3,114	34,552
Edenred	1,327	34,602
G4S plc	9,176	39,009
ISS A/S	970	38,098
Park24 Co. Ltd.	765	19,425
Republic Services, Inc.	1,650	105,154
Secom Co. Ltd.	1,270	96,259
Securitas AB, Class B	1,939	32,682
Societe BIC SA	195	23,141
Sohgo Security Services Co. Ltd.	423	19,030
Stericycle, Inc.*	600	45,792
Toppan Printing Co. Ltd.	3,078	33,715
Waste Management, Inc.	2,950	216,382

		905,700

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,396	53,932
Boskalis Westminster	517	16,791
Bouygues SA	1,329	56,042
CIMIC Group Ltd.	654	19,523
Eiffage SA	435	39,528
Ferrovial SA	2,989	66,349
Fluor Corp.	1,000	45,780
HOCHTIEF AG	124	22,717
Jacobs Engineering Group, Inc.	850	46,232
JGC Corp.	1,273	20,622
Kajima Corp.	5,273	44,444
Obayashi Corp.	3,810	44,748
Quanta Services, Inc.*	1,100	36,212
Shimizu Corp.	3,238	34,287
Skanska AB, Class B	2,149	50,991
Taisei Corp.	5,664	51,667
Vinci SA	2,976	254,009

		903,874

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	11,789	291,128
Acuity Brands, Inc.	350	71,148
AMETEK, Inc.	1,650	99,941
Eaton Corp. plc	3,300	256,839
Emerson Electric Co.	4,650	277,233
Fuji Electric Co. Ltd.	3,000	15,790
Gamesa Corp. Technologica SA	1,410	30,107
Legrand SA	1,631	114,099
Mabuchi Motor Co. Ltd.	296	14,711
Mitsubishi Electric Corp.	11,340	162,879
Nidec Corp.	1,410	144,291
OSRAM Licht AG	493	39,275
Prysmian SpA	1,209	35,557
Rockwell Automation, Inc.	950	153,862
Schneider Electric SE*	3,361	258,234
Vestas Wind Systems A/S	1,357	125,271

		2,090,365

Industrial Conglomerates (1.2%)
3M Co.	4,400	916,036
CK Hutchison Holdings Ltd.	15,800	198,323

DCC plc	523	$47,615
General Electric Co.	64,503	1,742,226
Honeywell International, Inc.	5,550	739,760
Jardine Matheson Holdings Ltd.	1,300	82,355
Jardine Strategic Holdings Ltd.	1,300	53,430
Keihan Holdings Co. Ltd.	2,242	14,232
Keppel Corp. Ltd.	8,500	38,834
Koninklijke Philips NV	5,566	197,677
NWS Holdings Ltd.	8,000	15,739
Roper Technologies, Inc.	750	173,648
Seibu Holdings, Inc.	1,013	18,706
Sembcorp Industries Ltd.	5,000	11,186
Siemens AG (Registered)	4,526	622,134
Smiths Group plc	2,275	47,320
Toshiba Corp.*	23,809	57,535

		4,976,756

Machinery (1.1%)
Alfa Laval AB	1,845	37,755
Alstom SA*	1,018	35,591
Amada Holdings Co. Ltd.	1,997	23,046
ANDRITZ AG	496	29,878
Atlas Copco AB, Class A	4,078	156,349
Atlas Copco AB, Class B	2,324	80,302
Caterpillar, Inc.	4,250	456,704
CNH Industrial NV	5,991	67,845
Cummins, Inc.	1,150	186,553
Deere & Co.	2,100	259,539
Dover Corp.	1,150	92,253
FANUC Corp.	1,157	222,759
Flowserve Corp.	950	44,109
Fortive Corp.	2,150	136,203
GEA Group AG	1,176	48,126
Hino Motors Ltd.	1,517	16,819
Hitachi Construction Machinery Co. Ltd.	600	14,974
Hoshizaki Corp.	325	29,358
IHI Corp.*	8,614	29,256
Illinois Tool Works, Inc.	2,300	329,474
IMI plc	1,515	23,580
Ingersoll-Rand plc	1,900	173,641
JTEKT Corp.	1,160	16,935
Kawasaki Heavy Industries Ltd.	8,893	26,250
Komatsu Ltd.	5,419	137,529
Kone OYJ, Class B	2,081	105,863
Kubota Corp.	6,209	104,196
Kurita Water Industries Ltd.	600	16,324
Makita Corp.	1,348	49,797
MAN SE	247	26,482
Metso OYJ (x)	655	22,713
MINEBEA MITSUMI, Inc.	2,231	35,803
Mitsubishi Heavy Industries Ltd.	18,955	77,488
Nabtesco Corp.	674	19,565
NGK Insulators Ltd.	1,538	30,616
NSK Ltd.	2,174	27,118
PACCAR, Inc.	2,550	168,402
Parker-Hannifin Corp.	1,000	159,820
Pentair plc	1,200	79,848
Sandvik AB	6,677	105,013
Schindler Holding AG	247	52,264
Schindler Holding AG (Registered)	142	29,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

SKF AB, Class B	2,297	$46,541
SMC Corp.	343	104,143
Snap-on, Inc.	450	71,100
Stanley Black & Decker, Inc.	1,100	154,803
Sumitomo Heavy Industries Ltd.	3,245	21,378
THK Co. Ltd.	700	19,791
Volvo AB, Class B	9,348	159,338
Wartsila OYJ Abp	944	55,796
Weir Group plc (The)	1,354	30,526
Xylem, Inc.	1,300	72,059
Yangzijiang Shipbuilding Holdings Ltd.	13,551	11,713

		4,532,768

Marine (0.1%)
AP Moller – Maersk A/S, Class A	24	45,822
AP Moller – Maersk A/S, Class B	39	78,415
Kuehne + Nagel International AG (Registered)	348	58,067
Mitsui OSK Lines Ltd.	6,003	17,613
Nippon Yusen KK*	8,478	15,754

		215,671

Professional Services (0.3%)
Adecco Group AG (Registered)	987	75,036
Bureau Veritas SA	1,619	35,827
Capita plc	3,410	30,712
Equifax, Inc.	900	123,678
Experian plc	5,622	115,327
IHS Markit Ltd.*	2,339	103,010
Intertek Group plc	955	52,453
Nielsen Holdings plc	2,450	94,717
Randstad Holding NV	711	41,513
Recruit Holdings Co. Ltd.	6,762	116,092
RELX NV	5,838	120,022
RELX plc	6,395	138,264
Robert Half International, Inc.	900	43,137
SEEK Ltd. (x)	1,808	23,499
SGS SA (Registered)	35	84,753
Verisk Analytics, Inc.*	1,150	97,026
Wolters Kluwer NV	1,781	75,396

		1,370,462

Road & Rail (0.6%)
Aurizon Holdings Ltd.	12,134	49,988
Central Japan Railway Co.	878	142,931
ComfortDelGro Corp. Ltd.	11,000	18,377
CSX Corp.	6,800	371,008
DSV A/S	1,167	71,701
East Japan Railway Co.	1,995	190,587
Hankyu Hanshin Holdings, Inc.	1,418	50,933
JB Hunt Transport Services, Inc.	650	59,397
Kansas City Southern	800	83,720
Keikyu Corp.	2,751	33,093
Keio Corp.	3,394	28,365
Keisei Electric Railway Co. Ltd.	914	24,379
Kintetsu Group Holdings Co. Ltd.	10,712	41,238
Kyushu Railway Co.	947	30,690
MTR Corp. Ltd.	8,600	48,411
Nagoya Railroad Co. Ltd.	5,439	25,339

Nippon Express Co. Ltd.	4,911	$30,695
Norfolk Southern Corp.	2,150	261,655
Odakyu Electric Railway Co. Ltd.	1,730	34,854
Tobu Railway Co. Ltd.	5,000	27,251
Tokyu Corp.	5,660	43,126
Union Pacific Corp.	6,000	653,461
West Japan Railway Co.	967	68,229

		2,389,428

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	972	45,130
Ashtead Group plc	2,974	61,550
Brenntag AG	960	55,569
Bunzl plc	2,068	61,627
Fastenal Co.	2,100	91,413
ITOCHU Corp.	8,782	130,315
Marubeni Corp.	9,688	62,517
MISUMI Group, Inc.	1,565	35,704
Mitsubishi Corp.	8,864	185,672
Mitsui & Co. Ltd.	10,015	142,957
Rexel SA	1,899	31,070
Sumitomo Corp.	6,971	90,612
Toyota Tsusho Corp.	1,369	40,957
Travis Perkins plc	1,586	30,056
United Rentals, Inc.*	600	67,626
Wolseley plc	1,558	95,637
WW Grainger, Inc.	400	72,212

		1,300,624

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	4,181	77,456
Aena SA§	409	79,811
Aeroports de Paris	175	28,243
Atlantia SpA	2,686	75,591
Auckland International Airport Ltd.	5,589	29,202
Fraport AG Frankfurt Airport Services Worldwide	268	23,661
Groupe Eurotunnel SE (Registered)	2,566	27,367
Hutchison Port Holdings Trust	26,207	10,614
Japan Airport Terminal Co. Ltd.	300	11,456
Kamigumi Co. Ltd.	1,058	11,081
SATS Ltd.	3,600	13,362
Sydney Airport	5,858	31,922
Transurban Group	11,986	109,167

		528,933

Total Industrials		27,548,058

Information Technology (9.2%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	36,600	1,145,581
F5 Networks, Inc.*	500	63,530
Harris Corp.	900	98,172
Juniper Networks, Inc.	2,750	76,670
Motorola Solutions, Inc.	1,200	104,088
Nokia OYJ	34,243	209,437
Telefonaktiebolaget LM Ericsson, Class B	18,011	128,807

		1,826,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co. Ltd.	1,202	$34,625
Amphenol Corp., Class A	2,250	166,095
Corning, Inc.	6,900	207,344
FLIR Systems, Inc.	950	32,927
Hamamatsu Photonics KK	815	24,999
Hexagon AB, Class B	1,555	73,923
Hirose Electric Co. Ltd.	188	26,777
Hitachi High-Technologies Corp.	400	15,506
Hitachi Ltd.	28,363	173,847
Ingenico Group SA	357	32,412
Keyence Corp.	583	255,747
Kyocera Corp.	1,900	109,904
Murata Manufacturing Co. Ltd.	1,160	176,050
Nippon Electric Glass Co. Ltd.	400	14,528
Omron Corp.	1,172	50,798
Shimadzu Corp.	1,390	26,422
TDK Corp.	826	54,271
TE Connectivity Ltd.	2,600	204,568
Yaskawa Electric Corp.	1,487	31,479
Yokogawa Electric Corp.	1,227	19,647

		1,731,869

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	1,250	62,263
Alphabet, Inc., Class A*	2,200	2,045,295
Alphabet, Inc., Class C*	2,200	1,999,206
Auto Trader Group plc§	5,789	28,652
DeNA Co. Ltd.	563	12,594
eBay, Inc.*	7,550	263,646
Facebook, Inc., Class A*	17,100	2,581,758
Kakaku.com, Inc.	760	10,899
Mixi, Inc.	334	18,560
United Internet AG (Registered)	758	41,682
VeriSign, Inc. (x)*	650	60,424
Yahoo Japan Corp.	7,631	33,177

		7,158,156

IT Services (1.6%)
Accenture plc, Class A	4,550	562,744
Alliance Data Systems Corp.	450	115,511
Amadeus IT Group SA	2,661	159,105
Atos SE	579	81,274
Automatic Data Processing, Inc.	3,300	338,118
Capgemini SE	999	103,238
Cognizant Technology Solutions Corp., Class A	4,400	292,160
Computershare Ltd.	2,551	27,724
CSRA, Inc.	1,050	33,338
DXC Technology Co.	2,088	160,191
Fidelity National Information Services, Inc.	2,400	204,960
Fiserv, Inc.*	1,600	195,744
Fujitsu Ltd.	11,630	85,595
Gartner, Inc.*	662	81,764
Global Payments, Inc.	1,100	99,352
International Business Machines Corp.	6,300	969,129
Mastercard, Inc., Class A	6,950	844,078
Nomura Research Institute Ltd.	873	34,346
NTT Data Corp.	3,900	43,343
Obic Co. Ltd.	379	23,251

Otsuka Corp.	316	$19,582
Paychex, Inc.	2,350	133,809
PayPal Holdings, Inc.*	8,150	437,411
Total System Services, Inc.	1,200	69,900
Visa, Inc., Class A	13,600	1,275,407
Western Union Co. (The)	3,500	66,675
Worldpay Group plc§	11,828	48,496

		6,506,245

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc. (x)*	5,672	70,787
Analog Devices, Inc.	2,656	206,637
Applied Materials, Inc.	7,850	324,284
ASM Pacific Technology Ltd.	1,700	22,972
ASML Holding NV	2,241	292,046
Broadcom Ltd.	2,900	675,844
Disco Corp.	170	27,085
Infineon Technologies AG	6,645	140,294
Intel Corp.	34,550	1,165,716
KLA-Tencor Corp.	1,150	105,237
Lam Research Corp.	1,200	169,716
Microchip Technology, Inc.	1,550	119,629
Micron Technology, Inc.*	7,500	223,950
NVIDIA Corp.	3,950	571,012
NXP Semiconductors NV*	2,047	224,044
Qorvo, Inc.*	900	56,988
QUALCOMM, Inc.	10,750	593,614
Rohm Co. Ltd.	580	44,502
Skyworks Solutions, Inc.	1,350	129,533
STMicroelectronics NV	3,891	55,862
Texas Instruments, Inc.	7,300	561,589
Tokyo Electron Ltd.	952	128,316
Xilinx, Inc.	1,800	115,776

		6,025,433

Software (2.1%)
Activision Blizzard, Inc.	4,961	285,605
Adobe Systems, Inc.*	3,650	516,256
ANSYS, Inc.*	633	77,023
Autodesk, Inc.*	1,400	141,148
CA, Inc.	2,250	77,558
Check Point Software Technologies Ltd.*	813	88,682
Citrix Systems, Inc.*	1,150	91,517
Dassault Systemes SE	786	70,463
Electronic Arts, Inc.*	2,200	232,584
Gemalto NV	500	30,010
Intuit, Inc.	1,800	239,058
Konami Holdings Corp.	626	34,730
LINE Corp.*	241	8,303
Microsoft Corp.	56,700	3,908,332
Mobileye NV*	1,206	75,737
Nexon Co. Ltd.	1,295	25,560
Nice Ltd.	404	32,073
Nintendo Co. Ltd.	683	228,810
Oracle Corp.	21,850	1,095,560
Oracle Corp. Japan	295	19,120
Red Hat, Inc.*	1,300	124,475
Sage Group plc (The)	6,334	56,758
salesforce.com, Inc.*	4,650	402,690
SAP SE	5,815	607,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Symantec Corp.	4,500	$127,125
Synopsys, Inc.*	1,109	80,879
Trend Micro, Inc.	737	37,939

		8,715,370

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	38,576	5,555,715
Brother Industries Ltd.	1,343	30,962
Canon, Inc.	6,404	217,272
FUJIFILM Holdings Corp.	2,430	87,283
Hewlett Packard Enterprise Co.	12,150	201,569
HP, Inc.	12,450	217,625
Konica Minolta, Inc.	2,500	20,716
NEC Corp.	15,405	40,815
NetApp, Inc.	2,000	80,100
Ricoh Co. Ltd.	3,934	34,697
Seagate Technology plc	2,100	81,375
Seiko Epson Corp.	1,741	38,682
Western Digital Corp.	2,050	181,630
Xerox Corp.	1,550	44,532

		6,832,973

Total Information Technology		38,796,331

Materials (2.5%)
Chemicals (1.5%)
Air Liquide SA	2,321	286,831
Air Products & Chemicals, Inc.	1,600	228,896
Air Water, Inc.	903	16,571
Akzo Nobel NV	1,527	132,706
Albemarle Corp.	814	85,910
Arkema SA	445	47,486
Asahi Kasei Corp.	7,407	79,519
BASF SE	5,444	504,207
CF Industries Holdings, Inc.	1,700	47,532
Chr Hansen Holding A/S	588	42,765
Covestro AG§	539	38,913
Croda International plc	789	39,924
Daicel Corp.	1,402	17,414
Dow Chemical Co. (The)	8,150	514,020
Eastman Chemical Co.	1,050	88,190
Ecolab, Inc.	1,900	252,225
EI du Pont de Nemours & Co.	6,350	512,508
EMS-Chemie Holding AG (Registered)	55	40,552
Evonik Industries AG	1,048	33,497
FMC Corp.	950	69,398
Frutarom Industries Ltd.	222	15,519
FUCHS PETROLUB SE (Preference) (q)	406	22,108
Givaudan SA (Registered)	55	110,011
Hitachi Chemical Co. Ltd.	628	18,705
Incitec Pivot Ltd. (x)	8,478	22,220
International Flavors & Fragrances, Inc.	600	81,000
Israel Chemicals Ltd.	2,163	10,186
Johnson Matthey plc	1,220	45,620
JSR Corp.	1,292	22,250
K+S AG (Registered) (x)	1,077	27,579
Kaneka Corp.	1,643	12,504
Kansai Paint Co. Ltd.	1,280	29,418
Koninklijke DSM NV	1,071	77,847

Kuraray Co. Ltd.	2,000	$36,239
LANXESS AG	561	42,475
Linde AG	1,116	211,335
LyondellBasell Industries NV, Class A	2,450	206,756
Mitsubishi Chemical Holdings Corp.	7,955	65,783
Mitsubishi Gas Chemical Co., Inc.	1,142	24,114
Mitsui Chemicals, Inc.	5,397	28,550
Monsanto Co.	3,200	378,752
Mosaic Co. (The)	2,550	58,217
Nippon Paint Holdings Co. Ltd.	955	36,086
Nissan Chemical Industries Ltd.	723	23,848
Nitto Denko Corp.	1,031	84,698
Novozymes A/S, Class B	1,431	62,622
Orica Ltd.	2,372	37,702
PPG Industries, Inc.	1,950	214,422
Praxair, Inc.	2,100	278,355
Sherwin-Williams Co. (The)	600	210,576
Shin-Etsu Chemical Co. Ltd.	2,338	211,714
Sika AG	13	83,512
Solvay SA	461	61,867
Sumitomo Chemical Co. Ltd.	9,228	53,001
Symrise AG	776	54,969
Taiyo Nippon Sanso Corp.	418	4,686
Teijin Ltd.	1,098	21,096
Toray Industries, Inc.	8,616	72,030
Tosoh Corp.	3,460	35,408
Umicore SA	567	39,439
Yara International ASA	1,049	39,403

		6,251,686

Construction Materials (0.2%)
Boral Ltd.	6,933	37,034
CRH plc	5,019	177,564
Fletcher Building Ltd.	3,713	21,740
HeidelbergCement AG	928	89,722
Imerys SA	222	19,308
James Hardie Industries plc (CHDI) (x)	2,560	40,336
LafargeHolcim Ltd. (Registered)*	2,755	157,732
Martin Marietta Materials, Inc.	500	111,290
Taiheiyo Cement Corp.	6,000	21,818
Vulcan Materials Co.	950	120,346

		796,890

Containers & Packaging (0.1%)
Amcor Ltd.	6,796	84,671
Avery Dennison Corp.	650	57,441
Ball Corp.	2,500	105,525
International Paper Co.	3,000	169,830
Sealed Air Corp.	1,400	62,664
Toyo Seikan Group Holdings Ltd.	900	15,171
WestRock Co.	1,800	101,988

		597,290

Metals & Mining (0.6%)
Alumina Ltd. (x)	12,301	18,153
Anglo American plc*	7,853	104,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Antofagasta plc	2,237	$23,294
ArcelorMittal*	3,929	89,122
BHP Billiton Ltd.	19,133	342,346
BHP Billiton plc	12,394	189,837
BlueScope Steel Ltd.	3,386	34,379
Boliden AB	1,597	43,580
Fortescue Metals Group Ltd.	9,136	36,654
Freeport-McMoRan, Inc.*	9,100	109,291
Fresnillo plc	1,272	24,619
Glencore plc*	72,365	270,691
Hitachi Metals Ltd.	1,357	18,845
JFE Holdings, Inc.	3,091	53,603
Kobe Steel Ltd.*	1,817	18,643
Maruichi Steel Tube Ltd.	348	10,102
Mitsubishi Materials Corp.	656	19,830
Newcrest Mining Ltd. (x)	4,498	69,696
Newmont Mining Corp.	3,850	124,702
Nippon Steel & Sumitomo Metal Corp.	4,497	101,475
Norsk Hydro ASA	7,891	43,743
Nucor Corp.	2,300	133,101
Randgold Resources Ltd.	589	52,204
Rio Tinto Ltd.	2,599	126,388
Rio Tinto plc	7,384	311,792
South32 Ltd.	31,486	64,856
Sumitomo Metal Mining Co. Ltd.	3,000	40,022
thyssenkrupp AG	2,262	64,266
voestalpine AG (x)	743	34,624

		2,574,594

Paper & Forest Products (0.1%)
Mondi plc	2,127	55,794
Oji Holdings Corp.	5,099	26,294
Stora Enso OYJ, Class R	3,055	39,464
UPM-Kymmene OYJ	3,132	89,287

		210,839

Total Materials		10,431,299

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	653	78,667
American Tower Corp. (REIT)	3,100	410,191
Apartment Investment & Management Co. (REIT), Class A	1,100	47,267
Ascendas REIT (REIT)	12,200	23,128
AvalonBay Communities, Inc. (REIT)	1,000	192,170
Boston Properties, Inc. (REIT)	1,150	141,473
British Land Co. plc (The) (REIT)	5,739	45,260
CapitaLand Commercial Trust (REIT) (x)	10,700	12,901
CapitaLand Mall Trust (REIT)	12,800	18,362
Crown Castle International Corp. (REIT)	2,650	265,476
Daiwa House REIT Investment Corp. (REIT)	10	23,730
Dexus (REIT)	5,679	41,379

Digital Realty Trust, Inc. (REIT)	1,150	$129,893
Equinix, Inc. (REIT)	550	236,037
Equity Residential (REIT)	2,650	174,450
Essex Property Trust, Inc. (REIT)	500	128,635
Extra Space Storage, Inc. (REIT)	900	70,200
Federal Realty Investment Trust (REIT)	550	69,515
Fonciere Des Regions (REIT)	206	19,110
Gecina SA (REIT)	275	43,140
GGP, Inc. (REIT)	4,000	94,240
Goodman Group (REIT)	10,498	63,501
GPT Group (The) (REIT)	10,650	39,209
Hammerson plc (REIT)	4,246	31,771
HCP, Inc. (REIT)	3,400	108,664
Host Hotels & Resorts, Inc. (REIT)	5,350	97,745
ICADE (REIT)	235	19,728
Intu Properties plc (REIT) (x)	4,225	14,808
Iron Mountain, Inc. (REIT)	1,750	60,130
Japan Prime Realty Investment Corp. (REIT)	5	17,315
Japan Real Estate Investment Corp. (REIT)	8	39,760
Japan Retail Fund Investment Corp. (REIT)	17	31,363
Kimco Realty Corp. (REIT)	3,100	56,885
Klepierre (REIT)	1,362	55,823
Land Securities Group plc (REIT)	4,769	62,921
Link REIT (REIT)	12,400	94,341
Macerich Co. (The) (REIT)	850	49,351
Mid-America Apartment Communities, Inc. (REIT)	832	87,676
Mirvac Group (REIT)	21,721	35,560
Nippon Building Fund, Inc. (REIT)	8	40,827
Nippon Prologis REIT, Inc. (REIT)	12	25,542
Nomura Real Estate Master Fund, Inc. (REIT)	24	32,797
Prologis, Inc. (REIT)	3,850	225,764
Public Storage (REIT)	1,100	229,383
Realty Income Corp. (REIT)	1,850	102,083
Regency Centers Corp. (REIT)	1,069	66,962
Scentre Group (REIT)	31,489	98,020
Segro plc (REIT)	5,833	37,165
Simon Property Group, Inc. (REIT)	2,300	372,047
SL Green Realty Corp. (REIT)	750	79,350
Stockland (REIT)	14,303	48,151
Suntec REIT (REIT) (x)	12,000	16,299
UDR, Inc. (REIT)	1,950	75,992
Unibail-Rodamco SE (REIT)	603	151,965
United Urban Investment Corp. (REIT)	19	27,113
Ventas, Inc. (REIT)	2,550	177,174
Vicinity Centres (REIT)	17,483	34,534
Vornado Realty Trust (REIT)	1,250	117,375
Welltower, Inc. (REIT)	2,650	198,353
Westfield Corp. (REIT)	11,584	71,495
Weyerhaeuser Co. (REIT)	5,450	182,575

		5,642,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	600	$11,800
Azrieli Group Ltd.	296	16,437
CapitaLand Ltd.	15,000	38,133
CBRE Group, Inc., Class A*	2,150	78,260
Cheung Kong Property Holdings Ltd.	15,732	123,217
City Developments Ltd.	2,000	15,587
Daito Trust Construction Co. Ltd.	435	67,662
Daiwa House Industry Co. Ltd.	3,402	116,087
Deutsche Wohnen AG	2,156	82,468
Global Logistic Properties Ltd.	13,361	27,756
Hang Lung Group Ltd.	4,000	16,548
Hang Lung Properties Ltd.	11,800	29,472
Henderson Land Development Co. Ltd.	7,040	39,269
Hongkong Land Holdings Ltd.	6,900	49,749
Hulic Co. Ltd.	1,371	13,981
Hysan Development Co. Ltd.	3,000	14,313
Kerry Properties Ltd.	3,300	11,201
LendLease Group	3,349	42,858
Mitsubishi Estate Co. Ltd.	7,308	136,025
Mitsui Fudosan Co. Ltd.	5,236	124,785
New World Development Co. Ltd.	34,300	43,537
Nomura Real Estate Holdings, Inc.	700	13,717
Sino Land Co. Ltd.	18,000	29,510
Sumitomo Realty & Development Co. Ltd.	2,095	64,540
Sun Hung Kai Properties Ltd.	8,500	124,875
Swire Pacific Ltd., Class A	3,000	29,299
Swire Properties Ltd.	5,824	19,208
Swiss Prime Site AG (Registered)*	426	38,695
Tokyo Tatemono Co. Ltd.	1,356	17,746
Tokyu Fudosan Holdings Corp.	2,325	13,726
UOL Group Ltd.	2,000	11,099
Vonovia SE	2,758	109,511
Wharf Holdings Ltd. (The)	7,100	58,837
Wheelock & Co. Ltd.	4,200	31,685

		1,661,593

Total Real Estate		7,304,334

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	44,800	1,690,305
Bezeq The Israeli Telecommunication Corp. Ltd.	9,439	15,658
BT Group plc	49,517	190,094
CenturyLink, Inc. (x)	3,950	94,326
Deutsche Telekom AG (Registered)	19,469	349,559
Elisa OYJ	887	34,374
HKT Trust & HKT Ltd.	22,160	29,064
Iliad SA	162	38,319
Inmarsat plc	2,488	24,936
Koninklijke KPN NV	20,204	64,636
Level 3 Communications, Inc.*	2,100	124,530
Nippon Telegraph & Telephone Corp.	4,164	196,584
Orange SA	11,696	185,551

PCCW Ltd.	22,200	$12,625
Proximus SADP	979	34,249
Singapore Telecommunications Ltd.	46,700	131,951
Spark New Zealand Ltd.	9,195	25,470
Swisscom AG (Registered)	154	74,310
TDC A/S	4,764	27,704
Telecom Italia SpA*	66,845	61,688
Telecom Italia SpA (RNC)	30,291	22,315
Telefonica Deutschland Holding AG	4,398	21,966
Telefonica SA	26,581	274,389
Telenor ASA	4,409	73,142
Telia Co. AB	15,365	70,745
Telstra Corp. Ltd.	23,700	78,328
TPG Telecom Ltd. (x)	1,442	6,317
Verizon Communications, Inc.	29,700	1,326,403
Vivendi SA	6,227	138,616

		5,418,154

Wireless Telecommunication Services (0.3%)
KDDI Corp.	10,945	289,499
Millicom International Cellular SA (SDR)	380	22,444
NTT DOCOMO, Inc.	8,130	191,694
SoftBank Group Corp.	4,903	396,556
StarHub Ltd.	3,000	5,927
Tele2 AB, Class B	2,123	22,226
Vodafone Group plc	157,434	446,496

		1,374,842

Total Telecommunication Services		6,792,996

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	1,642	65,959
American Electric Power Co., Inc.	3,550	246,619
AusNet Services	8,888	11,852
Chubu Electric Power Co., Inc.	3,868	51,327
Chugoku Electric Power Co., Inc. (The)	1,500	16,524
CK Infrastructure Holdings Ltd.	3,800	31,928
CLP Holdings Ltd.	9,600	101,565
Contact Energy Ltd.	3,061	11,687
DONG Energy A/S§	863	38,959
Duke Energy Corp.	5,000	417,950
Edison International	2,350	183,747
EDP – Energias de Portugal SA	13,589	44,436
Electricite de France SA	3,243	35,121
Endesa SA	1,833	42,227
Enel SpA	48,103	257,892
Entergy Corp.	1,300	99,801
Eversource Energy	2,300	139,633
Exelon Corp.	6,700	241,669
FirstEnergy Corp.	3,100	90,396
Fortum OYJ	2,534	39,737
HK Electric Investments & HK Electric Investments Ltd.§	13,263	12,197
Iberdrola SA	34,386	272,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Kansai Electric Power Co., Inc. (The)	4,254	$58,510
Kyushu Electric Power Co., Inc.	2,358	28,596
Mercury NZ Ltd.	3,460	8,418
NextEra Energy, Inc.	3,400	476,441
PG&E Corp.	3,650	242,251
Pinnacle West Capital Corp.	800	68,128
Power Assets Holdings Ltd.	8,100	71,534
PPL Corp.	4,950	191,367
Red Electrica Corp. SA	2,690	56,209
Southern Co. (The)	7,150	342,342
SSE plc	5,913	111,901
Terna Rete Elettrica Nazionale SpA	7,776	41,973
Tohoku Electric Power Co., Inc.	2,791	38,586
Tokyo Electric Power Co. Holdings, Inc.*	7,700	31,697
Xcel Energy, Inc.	3,700	169,756

		4,391,221

Gas Utilities (0.1%)
APA Group	6,538	46,080
Gas Natural SDG SA	2,015	47,156
Hong Kong & China Gas Co. Ltd.	49,170	92,452
Osaka Gas Co. Ltd.	10,000	40,854
Toho Gas Co. Ltd.	2,223	16,167
Tokyo Gas Co. Ltd.	11,576	60,137

		302,846

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,800	53,328
Electric Power Development Co. Ltd.	829	20,475
Meridian Energy Ltd.	6,439	13,731
NRG Energy, Inc.	2,300	39,606

		127,140

Multi-Utilities (0.6%)
AGL Energy Ltd.	4,038	79,142
Ameren Corp.	1,750	95,673
CenterPoint Energy, Inc.	3,100	84,878
Centrica plc	32,082	83,654
CMS Energy Corp.	2,000	92,500
Consolidated Edison, Inc.	2,200	177,804
Dominion Energy, Inc.	4,550	348,666
DTE Energy Co.	1,300	137,527
E.ON SE	13,018	122,635
Engie SA	10,082	152,173
Innogy SE§	825	32,475
National Grid plc	20,250	251,033
NiSource, Inc.	2,350	59,596
Public Service Enterprise Group, Inc.	3,650	156,987
RWE AG*	3,065	61,070
SCANA Corp.	1,050	70,361
Sempra Energy	1,800	202,950
Suez	2,284	42,300
Veolia Environnement SA	2,923	61,762
WEC Energy Group, Inc.	2,300	141,174

		2,454,360

Water Utilities (0.0%)
American Water Works Co., Inc.	1,300	$101,336
Severn Trent plc	1,362	38,707
United Utilities Group plc	4,001	45,206

		185,249

Total Utilities		7,460,816

Total Common Stocks (55.6%) (Cost $206,725,926)		233,304,214

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	14,520	3,534,313
SPDR S&P MidCap 400 Fund	54,495	17,308,702

Total Exchange Traded Funds (5.0%) (Cost $18,216,191)		20,843,015

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Security (0.7%)
FHLMC
3.750%, 3/27/19	$1,645,000	1,710,992
2.375%, 1/13/22	1,380,000	1,409,056

Total U.S. Government Agency Securities		3,120,048

U.S. Treasury Obligations (16.0%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	4,087,559
U.S. Treasury Notes
2.875%, 3/31/18	1,017,000	1,029,009
1.250%, 11/30/18	4,185,000	4,179,868
1.375%, 12/31/18	2,995,000	2,996,029
1.375%, 2/28/19	1,587,600	1,587,941
1.500%, 3/31/19	1,444,700	1,448,402
3.125%, 5/15/19	2,609,300	2,693,226
3.625%, 8/15/19	3,263,100	3,413,585
1.500%, 11/30/19	1,395,000	1,396,351
3.625%, 2/15/20	1,946,200	2,052,116
1.500%, 5/31/20	2,100,000	2,097,080
1.625%, 7/31/20	2,780,000	2,783,605
1.375%, 8/31/20	2,815,000	2,795,669
3.625%, 2/15/21	3,215,000	3,433,947
1.375%, 5/31/21	3,561,700	3,512,421
1.250%, 10/31/21	3,597,500	3,514,139
1.875%, 11/30/21	3,500,000	3,509,106
1.750%, 4/30/22	1,965,900	1,954,734
1.750%, 5/31/22	603,000	599,434
2.000%, 7/31/22	1,863,500	1,872,002
1.625%, 11/15/22	1,435,000	1,411,098
1.750%, 5/15/23	2,150,000	2,117,884
2.250%, 12/31/23	795,000	802,857
2.250%, 11/15/24	2,105,000	2,116,676
2.000%, 2/15/25	2,855,000	2,815,788
2.125%, 5/15/25	2,135,000	2,121,623
1.625%, 2/15/26	2,980,000	2,832,048
2.000%, 11/15/26	725,000	706,994
2.250%, 2/15/27	404,000	402,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.375%, 5/15/27	$862,800	$868,327

Total U.S. Treasury Obligations		67,151,659

Total Long-Term Debt Securities (16.7%) (Cost $69,915,467)		70,271,707

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA* (Cost $1,160)	1,396	1,116

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	9,873,293	9,876,255

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $255,000. (xx)	$250,000	250,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $300,028, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $56,541, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $62,856. (xx)	56,534	56,534

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $102,000. (xx)	$100,000	$100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $92,444, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $94,284. (xx)	92,435	92,435
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $510,000. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $102,000. (xx)	100,000	100,000

Total Repurchase Agreements		1,498,969

U.S. Treasury Obligation (9.4%)
U.S. Treasury Bills
0.920%, 9/7/17#(p)	6,000,000	5,989,468
0.980%, 9/28/17 (p)	33,850,000	33,767,386

Total U.S. Treasury Obligations		39,756,854

Total Short-Term Investments (12.2%) (Cost $51,132,004)		51,132,078

Total Investments (89.5%) (Cost $345,990,748)		375,552,130
Other Assets Less Liabilities (10.5%)		44,056,331

Net Assets (100%)		$419,608,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $473,168 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,689,995.
(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $1,445,104. This was secured by cash collateral of $1,498,969 which was subsequently invested in joint repurchase agreements with a total value of $1,498,969, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $10,565 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corporation
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.4
Finland	0.2
France	1.9
Germany	1.9
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.5
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.8
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.7
Sweden	0.6
Switzerland	1.8
United Kingdom	3.1
United States	70.3
Cash and Other	10.5

	100.0%

#	Percent shown is less than 0.05%

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	163	September-17	$20,506,355	$20,461,593	$(44,762)
2 Year U.S. Treasury Notes	55	September-17	11,904,972	11,886,016	(18,956)
5 Year U.S. Treasury Notes	25	September-17	2,951,794	2,945,898	(5,896)
EURO Stoxx 50 Index	275	September-17	11,124,549	10,776,471	(348,078)
FTSE 100 Index	82	September-17	7,933,956	7,735,055	(198,901)
Mini MSCI EAFE Index	5	September-17	473,999	472,400	(1,599)
Russell 2000 Mini Index	248	September-17	17,638,095	17,537,320	(100,775)
S&P 500 E-Mini Index	91	September-17	11,049,880	11,015,095	(34,785)
TOPIX Index	57	September-17	8,154,258	8,166,748	12,490

					$(741,262)

Sales
SPI 200 Index	40	September-17	$4,397,864	$4,341,821	$56,043

					$(685,219)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/15/17	UBS AG	1,504	$1,963,805	$1,951,271	$12,534
European Union Euro vs. U.S. Dollar, expiring 9/15/17	BNP Paribas	4,493	5,151,225	5,085,095	66,130
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Citibank N.A.	3,206	3,675,858	3,615,018	60,840
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	2,530	2,900,786	2,864,848	35,938
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	6,665	7,641,891	7,308,543	333,348
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Citibank N.A.	740,945	6,608,603	6,798,922	(190,319)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	418,852	3,735,808	3,779,930	(44,122)
Swedish Krona vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	15,728	1,874,691	1,816,980	57,711
Swedish Krona vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	17,445	2,079,317	2,025,788	53,529
Swiss Franc vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	444	465,203	462,425	2,778

					$388,367

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	7,753	$5,851,418	$5,953,479	$(102,061)
British Pound vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	1,262	1,614,997	1,646,909	(31,912)
British Pound vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	1,504	1,925,753	1,963,806	(38,053)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	257,178	2,299,802	2,293,812	5,990
Norwegian Krone vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	4,142	488,535	496,854	(8,319)
Swiss Franc vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	1,623	1,682,644	1,700,507	(17,863)
Swiss Franc vs. U.S. Dollar, expiring 9/15/17	Goldman Sachs & Co.	1,063	1,109,914	1,114,018	(4,104)

					$(196,322)

					$192,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,799,007	$9,711,336	$—	$28,510,343
Consumer Staples	13,803,886	9,413,846	—	23,217,732
Energy	9,150,511	3,825,440	—	12,975,951
Financials	22,236,131	17,044,970	—	39,281,101
Health Care	22,357,201	8,628,052	—	30,985,253
Industrials	15,901,369	11,646,689	—	27,548,058
Information Technology	34,232,989	4,563,342	—	38,796,331
Materials	4,322,935	6,108,364	—	10,431,299
Real Estate	4,453,732	2,850,602	—	7,304,334
Telecommunication Services	3,235,564	3,557,432	—	6,792,996
Utilities	4,738,445	2,722,371	—	7,460,816
Exchange Traded Funds	20,843,015	—	—	20,843,015
Forward Currency Contracts	—	628,798	—	628,798
Futures	68,533	—	—	68,533
Rights
Industrials	—	1,116	—	1,116
Short-Term Investments
Investment Companies	9,876,255	—	—	9,876,255
Repurchase Agreements	—	1,498,969	—	1,498,969
U.S. Treasury Obligations	—	39,756,854	—	39,756,854
U.S. Government Agency Securities	—	3,120,048	—	3,120,048
U.S. Treasury Obligations	—	67,151,659	—	67,151,659

Total Assets	$184,019,573	$192,229,888	$—	$376,249,461

Liabilities:
Forward Currency Contracts	$—	$(436,753)	$—	$(436,753)
Futures	(753,752)	—	—	(753,752)

Total Liabilities	$(753,752)	$(436,753)	$—	$(1,190,505)

Total	$183,265,821	$191,793,135	$—	$375,058,956

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$628,798
Equity contracts	Receivables, Net assets Unrealized appreciation	68,533	*

Total		$697,331

	Liability Derivatives
Interest rate contracts	Receivables, Net assets Unrealized depreciation	$(69,614	)*
Foreign exchange contracts	Payables	(436,753)
Equity contracts	Payables, Net assets – Unrealized depreciation	(684,138	)*

Total		$(1,190,505)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$81,563	$—	$81,563
Foreign exchange contracts	—	587,991	587,991
Equity contracts	2,287,931	—	2,287,931

Total	$2,369,494	$587,991	$2,957,485

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$107,698	$—	$107,698
Foreign exchange contracts	—	542,283	542,283
Equity contracts	(1,003,379)	—	(1,003,379)

Total	$(895,681)	$542,283	$(353,398)

^ The Portfolio held forward foreign currency contracts for hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $72,488,000 and futures contracts with an average notional balance of approximately $92,806,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$66,130	$—	$—	$66,130
Citibank N.A.	60,840	(60,840)	—	—
Credit Suisse	426,997	(87,828)	—	339,169
JPMorgan Chase Bank	56,307	(52,441)	—	3,866
Morgan Stanley	5,990	—	—	5,990
UBS AG	12,534	—	—	12,534

Total	$628,798	$(201,109)	$—	$427,689

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$102,061	$—	$—	$102,061
Citibank N.A.	190,319	(60,840)	—	129,479
Credit Suisse	87,828	(87,828)	—	—
Goldman Sachs & Co.	4,104	—	—	4,104
JPMorgan Chase Bank	52,441	(52,441)	—	—

Total	$436,753	$(201,109)	$—	$235,644

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,640,800
Long-term U.S. government debt securities	72,302,577

$100,943,377

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,729,422
Long-term U.S. government debt securities	5,320,377

$10,049,799

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,546,383
Aggregate gross unrealized depreciation	(5,047,813)

Net unrealized appreciation	$29,498,570

Federal income tax cost of investments	$346,053,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $344,491,779)	$374,053,161
Repurchase Agreements (Cost $1,498,969)	1,498,969
Cash	44,659,123
Foreign cash (Cost $137,168)	138,310
Receivable for securities sold	1,025,042
Dividends, interest and other receivables	777,048
Unrealized appreciation on forward foreign currency contracts	628,798
Receivable from Separate Accounts for Trust shares sold	326,101
Security lending income receivable	2,805
Other assets	4,278

Total assets	423,113,635

LIABILITIES
Payable for return of collateral on securities loaned	1,498,969
Payable for securities purchased	907,676
Unrealized depreciation on forward foreign currency contracts	436,753
Investment management fees payable	273,498
Due to broker for futures variation margin	207,363
Distribution fees payable – Class IB	85,668
Administrative fees payable	42,382
Payable to Separate Accounts for Trust shares redeemed	3,486
Trustees’ fees payable	121
Accrued expenses	49,258

Total liabilities	3,505,174

NET ASSETS	$419,608,461

Net assets were comprised of:
Paid in capital	$385,668,246
Accumulated undistributed net investment income (loss)	1,620,981
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	3,243,999
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	29,075,235

Net assets	$419,608,461

Class IB
Net asset value, offering and redemption price per share, $419,608,461 / 39,515,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.62

(x)	Includes value of securities on loan of $1,445,104.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $161,349 foreign withholding tax)	$3,149,118
Interest	703,550
Securities lending (net)	17,323

Total income	3,869,991

EXPENSES
Investment management fees	1,419,449
Distribution fees – Class IB	473,150
Administrative fees	234,723
Custodian fees	42,139
Professional fees	29,488
Recoupment fees	27,342
Printing and mailing expenses	14,147
Trustees’ fees	4,273
Miscellaneous	3,000

Total expenses	2,247,711

NET INVESTMENT INCOME (LOSS)	1,622,280

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	250,632
Futures	2,369,494
Foreign currency transactions	603,619

Net realized gain (loss)	3,223,745

Change in unrealized appreciation (depreciation) on:
Investments	20,802,448
Futures	(895,681)
Foreign currency translations	552,401

Net change in unrealized appreciation (depreciation)	20,459,168

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,682,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,305,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,622,280	$243,115
Net realized gain (loss) on investments, futures and foreign currency transactions	3,223,745	2,973,285
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	20,459,168	10,109,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,305,193	13,325,848

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(844,881)
Distributions from net realized capital gains
Class IB	—	(1,471,869)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,316,750)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,105,128 and 19,101,322 shares, respectively ]	63,282,664	182,718,668
Capital shares issued in reinvestment of dividends and distributions [ 0 and 232,985 shares, respectively ]	—	2,316,750
Capital shares repurchased [ (746,405) and (538,380) shares, respectively ]	(7,870,832)	(5,170,982)

Total Class IB transactions	55,411,832	179,864,436

Class K (b)
Capital shares repurchased [ 0 and (993,259) shares, respectively ]	—	(9,050,887)

Total Class K transactions	—	(9,050,887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,411,832	170,813,549

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,717,025	181,822,647
NET ASSETS:
Beginning of period	338,891,436	157,068,789

End of period (a)	$419,608,461	$338,891,436

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,620,981	$(1,299)

(b) After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.92		$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.01		0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66		0.38		(0.43)

Total from investment operations	0.70		0.39		(0.39)

Less distributions:
Dividends from net investment income	—		(0.03)		(0.01)
Distributions from net realized gains	—		(0.04)		—	#

Total dividends and distributions	—		(0.07)		(0.01)

Net asset value, end of period	$10.62		$9.92		$9.60

Total return (b)	7.06%		4.06%		(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$419,608		$338,891		$147,530
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.16	%(j)	1.12%
Before waivers (a)(f)	1.19%		1.19%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.86%		0.10%		0.65	%(l)
Before waivers (a)(f)	0.86%		0.07%		0.46	%(l)
Portfolio turnover rate (z)^	3%		79%		13%

Class K	January 1, 2016 to February 21, 2016‡		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.48)		(0.42)

Total from investment operations	(0.49)		(0.37)

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.03)

Net asset value, end of period	$9.11		$9.60

Total return (b)	(5.10)%		(3.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,539
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%		0.92%
Before waivers (a)(f)	0.98%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.80)%		0.70	%(l)
Before waivers (a)(f)	(0.89)%		0.23	%(l)
Portfolio turnover rate (z)^	79%		13%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	28.0%
Financials	9.6
Information Technology	9.2
Health Care	7.4
Consumer Discretionary	6.8
Industrials	6.6
Consumer Staples	5.5
Exchange Traded Funds	4.3
Energy	3.1
Materials	2.5
Utilities	1.8
Real Estate	1.7
Telecommunication Services	1.6
U.S. Government Agency Securities	1.0
Repurchase Agreements	0.5
Cash and Other	10.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,062.39	$5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.29	5.55

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,646	$339,760
BorgWarner, Inc.	9,960	421,906
Bridgestone Corp.	24,451	1,052,170
Cie Generale des Etablissements Michelin	6,430	854,844
Continental AG	4,135	892,371
Delphi Automotive plc	12,683	1,111,666
Denso Corp.	17,909	755,052
GKN plc	63,662	270,308
Goodyear Tire & Rubber Co. (The)	12,200	426,512
Koito Manufacturing Co. Ltd.	4,231	217,428
NGK Spark Plug Co. Ltd.	6,302	133,856
NOK Corp.	3,500	73,874
Nokian Renkaat OYJ	4,412	182,619
Schaeffler AG (Preference) (q)	6,164	88,284
Stanley Electric Co. Ltd.	5,314	160,164
Sumitomo Electric Industries Ltd.	28,351	436,072
Sumitomo Rubber Industries Ltd.	6,921	116,668
Toyoda Gosei Co. Ltd.	2,400	57,165
Toyota Industries Corp.	6,198	325,674
Valeo SA	8,989	605,638
Yokohama Rubber Co. Ltd. (The)	4,461	89,438

		8,611,469

Automobiles (0.8%)
Bayerische Motoren Werke AG	12,446	1,155,411
Bayerische Motoren Werke AG (Preference) (q)	2,097	172,877
Daimler AG (Registered)	36,193	2,619,579
Ferrari NV	4,561	391,482
Fiat Chrysler Automobiles NV*	40,204	423,832
Ford Motor Co.	178,190	1,993,946
General Motors Co.	64,250	2,244,253
Harley-Davidson, Inc.	8,400	453,768
Honda Motor Co. Ltd.	64,685	1,762,123
Isuzu Motors Ltd.	20,729	255,438
Mazda Motor Corp.	21,421	298,628
Mitsubishi Motors Corp.	24,700	162,507
Nissan Motor Co. Ltd.	87,258	867,343
Peugeot SA	18,268	364,404
Porsche Automobil Holding SE (Preference) (q)	5,773	324,341
Renault SA	6,670	603,738
Subaru Corp.	23,148	779,181
Suzuki Motor Corp.	12,920	612,257
Toyota Motor Corp.	98,122	5,140,990
Volkswagen AG	1,238	191,948
Volkswagen AG (Preference) (q)	6,976	1,062,485
Yamaha Motor Co. Ltd.	10,599	273,091

		22,153,622

Distributors (0.0%)
Genuine Parts Co.	6,835	634,015
Jardine Cycle & Carriage Ltd.	3,714	119,641

LKQ Corp.*	13,996	$461,168

		1,214,824

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,696	101,632
H&R Block, Inc.	10,770	332,901

		434,533

Hotels, Restaurants & Leisure (1.0%)
Accor SA	6,959	326,235
Aristocrat Leisure Ltd.	20,422	354,110
Carnival Corp.	20,555	1,347,791
Carnival plc	7,150	473,076
Chipotle Mexican Grill, Inc.*	1,411	587,117
Compass Group plc	59,429	1,253,930
Crown Resorts Ltd. (x)	15,058	142,124
Darden Restaurants, Inc.	5,265	476,167
Domino’s Pizza Enterprises Ltd.	2,409	96,429
Flight Centre Travel Group Ltd.	2,062	60,700
Galaxy Entertainment Group Ltd.	88,324	536,226
Genting Singapore plc	224,000	176,532
Hilton Worldwide Holdings, Inc.	9,730	601,801
InterContinental Hotels Group plc	6,760	375,691
Marriott International, Inc., Class A	14,830	1,487,596
McDonald’s Corp.	41,245	6,317,083
McDonald’s Holdings Co. Japan Ltd. (x)	2,508	96,106
Melco Resorts & Entertainment Ltd. (ADR)	9,262	207,932
Merlin Entertainments plc§	26,357	164,949
MGM China Holdings Ltd.	35,280	78,446
Oriental Land Co. Ltd.	8,203	554,865
Paddy Power Betfair plc	3,003	320,591
Royal Caribbean Cruises Ltd.	7,766	848,280
Sands China Ltd.	89,911	411,699
Shangri-La Asia Ltd.	46,000	78,008
SJM Holdings Ltd.	73,532	77,512
Sodexo SA	3,426	442,952
Starbucks Corp.	67,530	3,937,673
Tabcorp Holdings Ltd.	30,888	103,746
Tatts Group Ltd.	49,679	159,606
TUI AG	16,549	241,192
Whitbread plc	6,895	356,252
Wyndham Worldwide Corp.	5,150	517,112
Wynn Macau Ltd.	57,884	135,230
Wynn Resorts Ltd.	3,695	495,573
Yum Brands, Inc.	18,680	1,377,837

		25,218,169

Household Durables (0.4%)
Barratt Developments plc	37,274	273,565
Berkeley Group Holdings plc	4,969	208,847
Casio Computer Co. Ltd.	7,302	112,119
DR Horton, Inc.	15,035	519,760
Electrolux AB	9,089	297,871
Garmin Ltd.	5,330	271,990
Husqvarna AB, Class B	15,463	153,626
Iida Group Holdings Co. Ltd.	5,467	90,942
Leggett & Platt, Inc.	6,155	323,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Lennar Corp., Class A	8,225	$438,557
Mohawk Industries, Inc.*	2,900	700,901
Newell Brands, Inc.	20,847	1,117,816
Nikon Corp.	12,917	206,259
Panasonic Corp.	82,986	1,124,434
Persimmon plc	11,611	339,052
PulteGroup, Inc.	14,485	355,317
Rinnai Corp.	1,300	121,014
SEB SA	869	156,075
Sekisui Chemical Co. Ltd.	15,351	274,469
Sekisui House Ltd.	22,675	399,068
Sharp Corp. (x)*	55,066	204,157
Sony Corp.	47,489	1,809,627
Taylor Wimpey plc	121,252	278,263
Techtronic Industries Co. Ltd.	51,093	234,934
Whirlpool Corp.	3,565	683,125

		10,695,110

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	18,242	17,658,256
Expedia, Inc.	5,427	808,352
Netflix, Inc.*	19,546	2,920,368
Priceline Group, Inc. (The)*	2,279	4,262,915
Rakuten, Inc.	34,999	411,369
Start Today Co. Ltd.	7,270	178,720
TripAdvisor, Inc.*	5,207	198,907
Zalando SE*§	4,183	191,152

		26,630,039

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,539	256,718
Hasbro, Inc.	5,125	571,488
Mattel, Inc.	15,510	333,930
Sankyo Co. Ltd.	1,700	57,586
Sega Sammy Holdings, Inc.	6,505	87,447
Shimano, Inc.	2,800	442,623
Yamaha Corp.	6,355	219,226

		1,969,018

Media (1.4%)
Altice NV, Class A (x)*	14,620	337,304
Altice NV, Class B*	3,513	81,070
Axel Springer SE (x)	1,825	109,641
CBS Corp. (Non-Voting), Class B	19,245	1,227,446
Charter Communications, Inc., Class A*	9,970	3,358,395
Comcast Corp., Class A	222,404	8,655,963
Dentsu, Inc.	8,134	388,349
Discovery Communications, Inc., Class A*	6,855	177,065
Discovery Communications, Inc., Class C*	10,855	273,654
DISH Network Corp., Class A*	9,790	614,420
Eutelsat Communications SA	6,674	170,444
Hakuhodo DY Holdings, Inc.	8,763	116,165
Interpublic Group of Cos., Inc. (The)	18,335	451,041
ITV plc	134,544	317,880
JCDecaux SA (x)	2,908	95,390
Lagardere SCA	4,541	143,407
News Corp., Class A	17,336	237,503

News Corp., Class B	4,920	$69,618
Omnicom Group, Inc.	10,930	906,097
Pearson plc	30,531	274,976
ProSiebenSat.1 Media SE	8,771	367,052
Publicis Groupe SA	7,642	570,046
REA Group Ltd.	2,063	105,285
RTL Group SA	1,501	113,337
Schibsted ASA, Class A	2,808	67,806
Schibsted ASA, Class B	3,309	73,126
Scripps Networks Interactive, Inc., Class A	4,345	296,807
SES SA (FDR)	13,724	321,727
Singapore Press Holdings Ltd.	59,000	138,420
Sky plc	38,769	501,917
Telenet Group Holding NV*	2,034	128,121
Time Warner, Inc.	36,095	3,624,298
Toho Co. Ltd.	4,368	134,370
Twenty-First Century Fox, Inc., Class A	51,130	1,449,025
Twenty-First Century Fox, Inc., Class B	19,682	548,537
Viacom, Inc., Class B	15,800	530,406
Walt Disney Co. (The)	68,606	7,289,387
WPP plc	48,146	1,012,103

		35,277,598

Multiline Retail (0.2%)
Dollar General Corp.	13,310	959,518
Dollar Tree, Inc.*	10,744	751,220
Don Quijote Holdings Co. Ltd.	4,528	171,498
Harvey Norman Holdings Ltd. (x)	20,658	60,653
Isetan Mitsukoshi Holdings Ltd.	12,400	124,138
J Front Retailing Co. Ltd.	9,070	139,024
Kohl’s Corp.	8,650	334,496
Macy’s, Inc.	14,160	329,078
Marks & Spencer Group plc	60,336	261,923
Marui Group Co. Ltd.	7,364	108,422
Next plc	5,528	277,630
Nordstrom, Inc. (x)	5,830	278,849
Ryohin Keikaku Co. Ltd.	898	224,111
Takashimaya Co. Ltd.	11,000	104,548
Target Corp.	27,500	1,437,974

		5,563,082

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,300	76,399
Advance Auto Parts, Inc.	3,366	392,442
AutoNation, Inc. (x)*	3,360	141,658
AutoZone, Inc.*	1,405	801,496
Bed Bath & Beyond, Inc.	7,465	226,936
Best Buy Co., Inc.	12,835	735,831
CarMax, Inc. (x)*	8,910	561,865
Dixons Carphone plc	36,348	134,260
Dufry AG (Registered)*	1,317	215,769
Fast Retailing Co. Ltd.	2,000	665,392
Foot Locker, Inc.	6,266	308,788
Gap, Inc. (The)	10,345	227,487
Hennes & Mauritz AB, Class B	35,688	889,161
Hikari Tsushin, Inc.	849	89,221
Home Depot, Inc. (The)	57,985	8,894,900
Industria de Diseno Textil SA	41,003	1,574,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Kingfisher plc	83,561	$327,264
L Brands, Inc.	11,655	628,088
Lowe’s Cos., Inc.	41,815	3,241,917
Nitori Holdings Co. Ltd.	3,035	405,836
O’Reilly Automotive, Inc.*	4,465	976,674
Ross Stores, Inc.	18,480	1,066,850
Shimamura Co. Ltd.	833	101,908
Signet Jewelers Ltd. (x)	3,626	229,308
Staples, Inc.	29,520	297,266
Tiffany & Co.	5,100	478,737
TJX Cos., Inc. (The)	30,620	2,209,845
Tractor Supply Co.	6,104	330,898
Ulta Beauty, Inc.*	2,942	845,354
USS Co. Ltd.	8,385	166,470
Yamada Denki Co. Ltd. (x)	23,330	115,743

		27,357,772

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	7,078	1,356,114
Asics Corp.	6,000	111,065
Burberry Group plc	16,474	356,393
Christian Dior SE	2,025	579,023
Cie Financiere Richemont SA (Registered)	19,622	1,616,579
Coach, Inc.	12,650	598,851
Hanesbrands, Inc. (x)	17,900	414,564
Hermes International	981	484,762
HUGO BOSS AG	2,382	166,773
Kering	2,848	969,998
Li & Fung Ltd.	218,000	79,299
Luxottica Group SpA	6,373	368,677
LVMH Moet Hennessy Louis Vuitton SE	10,482	2,613,491
Michael Kors Holdings Ltd.*	8,163	295,909
NIKE, Inc., Class B	61,670	3,638,531
Pandora A/S	4,184	390,421
PVH Corp.	3,752	429,604
Ralph Lauren Corp.	2,679	197,710
Swatch Group AG (The)	1,160	428,362
Swatch Group AG (The) (Registered)	2,099	153,337
Under Armour, Inc., Class A (x)*	8,292	180,434
Under Armour, Inc., Class C (x)*	8,350	168,336
VF Corp.	15,520	893,952
Yue Yuen Industrial Holdings Ltd.	27,500	114,122

		16,606,307

Total Consumer Discretionary		181,731,543

Consumer Staples (5.5%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	28,641	3,163,608
Asahi Group Holdings Ltd.	14,542	546,642
Brown-Forman Corp., Class B	9,184	446,342
Carlsberg A/S, Class B	4,021	429,563
Coca-Cola Amatil Ltd.	21,268	150,879
Coca-Cola Bottlers Japan, Inc.	4,653	134,450
Coca-Cola Co. (The)	178,130	7,989,132

Coca-Cola European Partners plc	8,183	$332,258
Coca-Cola HBC AG*	6,893	202,718
Constellation Brands, Inc., Class A	8,050	1,559,527
Diageo plc	94,632	2,796,004
Dr Pepper Snapple Group, Inc.	8,570	780,813
Heineken Holding NV	3,798	348,115
Heineken NV	8,661	842,120
Kirin Holdings Co. Ltd.	32,638	664,222
Molson Coors Brewing Co., Class B	8,405	725,688
Monster Beverage Corp.*	20,640	1,025,395
PepsiCo, Inc.	66,100	7,633,889
Pernod Ricard SA	7,982	1,068,926
Remy Cointreau SA	861	100,552
Suntory Beverage & Food Ltd.	5,266	244,397
Treasury Wine Estates Ltd.	27,412	277,266

		31,462,506

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	22,942	348,184
Carrefour SA (x)	21,320	539,367
Casino Guichard Perrachon SA	2,079	123,143
Colruyt SA	2,255	118,797
Costco Wholesale Corp.	20,125	3,218,591
CVS Health Corp.	50,210	4,039,896
Distribuidora Internacional de Alimentacion SA	23,116	143,917
FamilyMart UNY Holdings Co. Ltd.	3,100	177,222
ICA Gruppen AB	3,127	116,399
J Sainsbury plc	60,907	199,669
Jeronimo Martins SGPS SA	9,602	187,425
Koninklijke Ahold Delhaize NV	48,162	920,838
Kroger Co. (The)	44,560	1,039,139
Lawson, Inc.	1,885	131,728
METRO AG	6,770	228,530
Seven & i Holdings Co. Ltd.	28,322	1,165,363
Sundrug Co. Ltd.	2,800	104,308
Sysco Corp.	24,000	1,207,920
Tesco plc*	307,284	675,575
Tsuruha Holdings, Inc.	1,400	148,495
Walgreens Boots Alliance, Inc.	39,455	3,089,721
Wal-Mart Stores, Inc.	71,701	5,426,331
Wesfarmers Ltd.	42,511	1,310,879
Whole Foods Market, Inc.	14,840	624,912
Wm Morrison Supermarkets plc	82,389	258,826
Woolworths Ltd.	48,420	950,487

		26,495,662

Food Products (1.1%)
Ajinomoto Co., Inc.	20,421	440,556
Archer-Daniels-Midland Co.	27,175	1,124,502
Associated British Foods plc	13,391	512,071
Barry Callebaut AG (Registered)*	86	118,206
Calbee, Inc.	3,109	122,038
Campbell Soup Co.	8,190	427,109
Chocoladefabriken Lindt & Spruengli AG	39	226,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Chocoladefabriken Lindt & Spruengli AG (Registered)	4	$278,861
Conagra Brands, Inc.	19,815	708,584
Danone SA	22,189	1,667,834
General Mills, Inc.	27,085	1,500,509
Golden Agri-Resources Ltd. (x)	262,000	71,364
Hershey Co. (The)	6,575	705,958
Hormel Foods Corp. (x)	12,340	420,917
JM Smucker Co. (The)	5,460	646,082
Kellogg Co.	11,530	800,874
Kerry Group plc, Class A	5,955	512,436
Kikkoman Corp.	5,536	176,699
Kraft Heinz Co. (The)	27,185	2,328,123
Marine Harvest ASA*	14,208	243,189
McCormick & Co., Inc. (Non-Voting)	5,250	511,928
MEIJI Holdings Co. Ltd.	4,592	371,933
Mondelez International, Inc., Class A	71,705	3,096,939
Nestle SA (Registered)	116,982	10,180,569
NH Foods Ltd.	6,518	197,901
Nisshin Seifun Group, Inc.	7,436	121,978
Nissin Foods Holdings Co. Ltd.	2,200	137,311
Orkla ASA	30,272	307,660
Tate & Lyle plc	17,330	149,423
Toyo Suisan Kaisha Ltd.	3,335	127,648
Tyson Foods, Inc., Class A	13,380	837,989
WH Group Ltd.§	299,203	301,983
Wilmar International Ltd.	60,173	146,417
Yakult Honsha Co. Ltd.	3,300	224,450
Yamazaki Baking Co. Ltd.	5,077	101,066

		29,847,241

Household Products (0.8%)
Church & Dwight Co., Inc.	11,880	616,334
Clorox Co. (The)	5,945	792,112
Colgate-Palmolive Co.	40,810	3,025,245
Essity AB, Class B*	22,873	625,806
Henkel AG & Co. KGaA	3,907	472,566
Henkel AG & Co. KGaA (Preference) (q)	6,697	921,702
Kimberly-Clark Corp.	16,520	2,132,897
Lion Corp.	8,433	174,396
Procter & Gamble Co. (The)	120,630	10,512,904
Reckitt Benckiser Group plc	25,000	2,534,568
Unicharm Corp.	15,184	380,967

		22,189,497

Personal Products (0.4%)
Beiersdorf AG	3,791	398,523
Coty, Inc., Class A	21,876	410,394
Estee Lauder Cos., Inc. (The), Class A	10,140	973,237
Kao Corp.	18,607	1,103,764
Kose Corp.	1,180	128,727
L’Oreal SA	9,469	1,972,659
Pola Orbis Holdings, Inc.	3,404	89,643
Shiseido Co. Ltd.	14,284	507,226
Unilever NV (CVA)	61,232	3,379,315
Unilever plc	48,244	2,610,811

		11,574,299

Tobacco (1.0%)
Altria Group, Inc.	89,495	$6,664,693
British American Tobacco plc	70,080	4,777,370
Imperial Brands plc	36,037	1,618,601
Japan Tobacco, Inc.	41,348	1,450,994
Philip Morris International, Inc.	70,855	8,321,919
Reynolds American, Inc.	37,838	2,460,984
Swedish Match AB	7,157	252,054

		25,546,615

Total Consumer Staples		147,115,820

Energy (3.1%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	20,005	1,090,473
Halliburton Co.	39,215	1,674,873
Helmerich & Payne, Inc. (x)	4,930	267,896
National Oilwell Varco, Inc.	17,160	565,250
Petrofac Ltd. (x)	9,635	55,467
Saipem SpA*	22,526	83,205
Schlumberger Ltd.	63,543	4,183,671
TechnipFMC plc*	22,026	599,107
Tenaris SA (x)	17,865	278,522
Transocean Ltd. (x)*	15,628	128,618

		8,927,082

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	23,205	1,052,115
Apache Corp.	17,285	828,470
BP plc	735,244	4,240,335
Cabot Oil & Gas Corp.	20,940	525,175
Caltex Australia Ltd.	9,890	240,282
Chesapeake Energy Corp. (x)*	23,610	117,342
Chevron Corp.	86,080	8,980,727
Cimarex Energy Co.	4,341	408,097
Concho Resources, Inc.*	5,903	717,392
ConocoPhillips	56,470	2,482,421
Devon Energy Corp.	23,310	745,221
Enagas SA	8,591	240,890
Eni SpA	95,623	1,437,280
EOG Resources, Inc.	25,110	2,272,957
EQT Corp.	7,785	456,123
Exxon Mobil Corp.	201,214	16,244,007
Galp Energia SGPS SA	18,940	286,736
Hess Corp.	12,070	529,511
Idemitsu Kosan Co. Ltd.	3,300	93,594
Inpex Corp.	35,300	339,269
JXTG Holdings, Inc.	115,849	505,420
Kinder Morgan, Inc.	83,623	1,602,217
Koninklijke Vopak NV	2,721	126,176
Lundin Petroleum AB*	6,953	133,783
Marathon Oil Corp.	38,520	456,462
Marathon Petroleum Corp.	24,160	1,264,293
Murphy Oil Corp.	7,355	188,509
Neste OYJ	4,887	192,512
Newfield Exploration Co.*	9,055	257,705
Noble Energy, Inc.	19,600	554,680
Occidental Petroleum Corp.	34,905	2,089,762
Oil Search Ltd.	50,894	266,779
OMV AG	5,566	288,840
ONEOK, Inc.	18,047	941,332
Origin Energy Ltd.*	65,117	343,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Phillips 66	21,460	$1,774,527
Pioneer Natural Resources Co.	7,480	1,193,658
Range Resources Corp.	7,735	179,220
Repsol SA	44,998	688,686
Royal Dutch Shell plc, Class A	166,477	4,412,449
Royal Dutch Shell plc, Class B	140,788	3,781,992
Santos Ltd.*	70,475	164,126
Showa Shell Sekiyu KK	7,000	64,850
Snam SpA	85,529	372,773
Statoil ASA	42,692	707,719
Tesoro Corp.	5,455	510,588
TOTAL SA	87,615	4,331,507
Valero Energy Corp.	21,485	1,449,378
Williams Cos., Inc. (The)	31,200	944,736
Woodside Petroleum Ltd.	28,500	654,305

		72,680,264

Total Energy		81,607,346

Financials (9.6%)
Banks (4.9%)
ABN AMRO Group NV (CVA)§	11,118	294,730
Aozora Bank Ltd.	48,047	182,833
Australia & New Zealand Banking Group Ltd.	111,010	2,450,456
Banco Bilbao Vizcaya Argentaria SA	253,051	2,099,746
Banco de Sabadell SA	207,060	420,722
Banco Espirito Santo SA (Registered)*†	26,714	—
Banco Santander SA	550,187	3,639,670
Bank Hapoalim BM	42,132	283,839
Bank Leumi Le-Israel BM	57,167	277,386
Bank of America Corp.	472,044	11,451,788
Bank of East Asia Ltd. (The)	48,873	210,016
Bank of Ireland*	1,083,644	284,667
Bank of Kyoto Ltd. (The)	12,980	122,328
Bank of Queensland Ltd. (x)	16,185	142,436
Bankia SA	42,772	206,742
Bankinter SA	26,793	246,802
Barclays plc	642,617	1,696,970
BB&T Corp.	37,115	1,685,392
Bendigo & Adelaide Bank Ltd. (x)	19,383	165,067
BNP Paribas SA	42,375	3,052,016
BOC Hong Kong Holdings Ltd.	142,055	679,576
CaixaBank SA	137,773	657,754
Chiba Bank Ltd. (The)	28,359	205,239
Chugoku Bank Ltd. (The)	6,966	104,049
Citigroup, Inc.	134,730	9,010,743
Citizens Financial Group, Inc.	24,108	860,173
Comerica, Inc.	7,970	583,723
Commerzbank AG*	41,279	491,741
Commonwealth Bank of Australia (x)	65,000	4,137,105
Concordia Financial Group Ltd.	49,331	248,508
Credit Agricole SA	43,661	702,382
Danske Bank A/S	28,089	1,080,354
DBS Group Holdings Ltd.	67,966	1,023,871
DNB ASA	37,520	638,160
Erste Group Bank AG*	11,674	447,004
Fifth Third Bancorp	35,775	928,719

Fukuoka Financial Group, Inc.	32,025	$152,046
Hachijuni Bank Ltd. (The)	17,640	111,823
Hang Seng Bank Ltd.	29,377	614,447
Hiroshima Bank Ltd. (The)	22,042	97,594
HSBC Holdings plc	748,144	6,934,948
Huntington Bancshares, Inc.	36,305	490,844
ING Groep NV	146,588	2,528,125
Intesa Sanpaolo SpA	521,484	1,645,211
Japan Post Bank Co. Ltd.	16,303	208,435
JPMorgan Chase & Co.	167,780	15,335,093
KBC Group NV	9,609	728,844
KeyCorp	38,200	715,868
Kyushu Financial Group, Inc.	15,200	95,815
Lloyds Banking Group plc	2,700,852	2,326,975
M&T Bank Corp.	7,290	1,180,616
Mebuki Financial Group, Inc.	41,082	152,676
Mediobanca SpA	22,736	224,363
Mitsubishi UFJ Financial Group, Inc.	454,851	3,052,425
Mizrahi Tefahot Bank Ltd.	5,991	108,991
Mizuho Financial Group, Inc.	914,187	1,669,473
National Australia Bank Ltd.	101,171	2,300,919
Natixis SA	37,375	250,877
Nordea Bank AB	115,216	1,466,065
Oversea-Chinese Banking Corp. Ltd.	119,982	940,335
People’s United Financial, Inc.	14,160	250,066
PNC Financial Services Group, Inc. (The)	22,900	2,859,523
Raiffeisen Bank International AG*	6,078	153,418
Regions Financial Corp.	58,860	861,710
Resona Holdings, Inc.	85,606	470,747
Royal Bank of Scotland Group plc*	137,328	442,149
Seven Bank Ltd.	25,995	92,909
Shinsei Bank Ltd.	70,201	122,333
Shizuoka Bank Ltd. (The)	21,009	189,590
Skandinaviska Enskilda Banken AB, Class A	58,209	704,060
Societe Generale SA	29,096	1,565,559
Standard Chartered plc*	124,858	1,263,893
Sumitomo Mitsui Financial Group, Inc.	50,865	1,980,332
Sumitomo Mitsui Trust Holdings, Inc.	12,868	459,804
SunTrust Banks, Inc.	23,070	1,308,530
Suruga Bank Ltd.	7,226	174,876
Svenska Handelsbanken AB, Class A	58,358	835,398
Swedbank AB, Class A	34,599	843,137
UniCredit SpA*	76,008	1,419,385
United Overseas Bank Ltd.	50,324	845,100
US Bancorp	74,645	3,875,568
Wells Fargo & Co.	211,180	11,701,485
Westpac Banking Corp.	126,768	2,972,708
Yamaguchi Financial Group, Inc.	8,604	103,806
Zions Bancorp.	9,320	409,241

		129,950,842

Capital Markets (1.6%)
3i Group plc	37,684	442,961
Aberdeen Asset Management plc	38,258	150,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Affiliated Managers Group, Inc.	2,476	$410,669
Ameriprise Financial, Inc.	7,730	983,952
ASX Ltd.	7,628	314,309
Bank of New York Mellon Corp. (The)	49,160	2,508,143
BlackRock, Inc.	5,775	2,439,418
CBOE Holdings, Inc.	4,288	391,923
Charles Schwab Corp. (The)	54,910	2,358,934
CME Group, Inc.	15,480	1,938,715
Credit Suisse Group AG (Registered)*	87,139	1,259,513
Daiwa Securities Group, Inc.	64,656	382,734
Deutsche Bank AG (Registered)	78,531	1,392,502
Deutsche Boerse AG	7,385	779,542
E*TRADE Financial Corp.*	12,875	489,636
Franklin Resources, Inc.	17,035	762,998
Goldman Sachs Group, Inc. (The)	17,970	3,987,544
Hargreaves Lansdown plc	10,543	178,787
Hong Kong Exchanges & Clearing Ltd.	44,249	1,143,709
Intercontinental Exchange, Inc.	27,300	1,799,616
Invesco Ltd.	18,990	668,258
Investec plc	26,428	197,405
Japan Exchange Group, Inc.	20,416	369,385
Julius Baer Group Ltd.*	8,672	456,254
London Stock Exchange Group plc	12,152	577,066
Macquarie Group Ltd.	12,357	840,537
Moody’s Corp.	7,765	944,845
Morgan Stanley	69,840	3,112,070
Nasdaq, Inc.	5,245	374,965
Nomura Holdings, Inc.	138,745	830,681
Northern Trust Corp.	9,850	957,519
Partners Group Holding AG	675	418,487
Raymond James Financial, Inc.	6,034	484,047
S&P Global, Inc.	12,110	1,767,939
SBI Holdings, Inc.	8,621	116,658
Schroders plc	5,037	203,636
Singapore Exchange Ltd.	32,746	174,582
State Street Corp.	18,275	1,639,816
T. Rowe Price Group, Inc.	11,345	841,912
UBS Group AG (Registered)*	138,350	2,343,106

		41,435,257

Consumer Finance (0.3%)
Acom Co. Ltd.*	18,036	82,262
AEON Financial Service Co. Ltd.	4,884	103,260
American Express Co.	37,435	3,153,525
Capital One Financial Corp.	24,122	1,992,960
Credit Saison Co. Ltd.	6,630	129,328
Discover Financial Services	18,890	1,174,769
Navient Corp.	15,660	260,739
Provident Financial plc	5,893	186,741
Synchrony Financial	38,118	1,136,679

		8,220,263

Diversified Financial Services (0.7%)
AMP Ltd. (x)	114,741	457,706
Berkshire Hathaway, Inc., Class B*	85,682	14,511,960
Challenger Ltd.	22,905	234,848

Eurazeo SA	1,836	$137,751
EXOR NV	4,314	233,502
First Pacific Co. Ltd.	97,283	71,771
Groupe Bruxelles Lambert SA	3,170	305,182
Industrivarden AB, Class C	6,734	161,462
Investor AB, Class B	17,410	839,016
Kinnevik AB, Class B	9,275	283,930
L E Lundbergforetagen AB, Class B	1,599	126,216
Leucadia National Corp.	15,195	397,501
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,387	105,833
ORIX Corp.	50,615	783,019
Pargesa Holding SA	1,624	123,549
Wendel SA	1,149	170,078

		18,943,324

Insurance (2.1%)
Admiral Group plc	8,043	209,826
Aegon NV	68,063	347,567
Aflac, Inc.	19,170	1,489,126
Ageas	7,657	308,364
AIA Group Ltd.	455,070	3,325,252
Allianz SE (Registered)	17,248	3,396,245
Allstate Corp. (The)	17,290	1,529,128
American International Group, Inc.	47,154	2,948,068
Aon plc	12,355	1,642,597
Arthur J Gallagher & Co	8,061	461,492
Assicurazioni Generali SpA	47,746	785,822
Assurant, Inc.	2,965	307,441
Aviva plc	154,651	1,059,496
Baloise Holding AG (Registered)	1,967	304,004
Chubb Ltd.	21,081	3,064,756
Cincinnati Financial Corp.	6,765	490,124
CNP Assurances	7,053	158,333
Dai-ichi Life Holdings, Inc.	41,332	744,693
Direct Line Insurance Group plc	54,668	253,053
Everest Re Group Ltd.	1,950	496,451
Gjensidige Forsikring ASA	8,345	142,436
Hannover Rueck SE	2,379	285,168
Hartford Financial Services Group, Inc. (The)	18,115	952,306
Insurance Australia Group Ltd.	91,825	478,510
Japan Post Holdings Co. Ltd.	18,010	223,214
Legal & General Group plc	227,896	766,694
Lincoln National Corp.	10,975	741,691
Loews Corp.	12,225	572,252
Mapfre SA	44,245	154,534
Marsh & McLennan Cos., Inc.	23,790	1,854,668
Medibank Pvt Ltd.	110,009	236,748
MetLife, Inc.	50,120	2,753,593
MS&AD Insurance Group Holdings, Inc.	18,230	611,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,122	1,234,480
NN Group NV	11,705	416,039
Old Mutual plc	190,744	480,472
Poste Italiane SpA§	21,515	147,317
Principal Financial Group, Inc.	12,375	792,866
Progressive Corp. (The)	26,700	1,177,203
Prudential Financial, Inc.	20,380	2,203,893
Prudential plc	97,612	2,238,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

QBE Insurance Group Ltd.	52,942	$480,563
RSA Insurance Group plc	39,986	320,551
Sampo OYJ, Class A	17,065	874,552
SCOR SE	6,831	270,808
Sompo Holdings, Inc.	13,613	525,155
Sony Financial Holdings, Inc.	7,402	125,961
St James’s Place plc	20,702	318,706
Standard Life plc	77,080	400,668
Suncorp Group Ltd.	49,784	567,072
Swiss Life Holding AG (Registered)*	1,246	420,488
Swiss Re AG	12,328	1,126,863
T&D Holdings, Inc.	21,500	326,777
Tokio Marine Holdings, Inc.	25,939	1,072,614
Torchmark Corp.	5,143	393,440
Travelers Cos., Inc. (The)	13,495	1,707,522
Tryg A/S	4,895	107,068
UnipolSai Assicurazioni SpA	42,035	91,748
Unum Group	10,890	507,801
Willis Towers Watson plc	6,334	921,344
XL Group Ltd.	13,330	583,854
Zurich Insurance Group AG	5,709	1,661,677

		54,591,689

Total Financials		253,141,375

Health Care (7.4%)
Biotechnology (1.2%)
AbbVie, Inc.	73,625	5,338,549
Alexion Pharmaceuticals, Inc.*	10,300	1,253,201
Amgen, Inc.	34,381	5,921,439
Biogen, Inc.*	10,010	2,716,314
Celgene Corp.*	35,760	4,644,151
CSL Ltd.	17,119	1,816,152
Genmab A/S*	2,156	459,988
Gilead Sciences, Inc.	62,498	4,423,608
Grifols SA	11,257	313,522
Incyte Corp.*	8,230	1,036,239
Regeneron Pharmaceuticals, Inc.*	3,600	1,768,104
Shire plc	34,003	1,876,892
Vertex Pharmaceuticals, Inc.*	11,273	1,452,752

		33,020,911

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	78,622	3,821,815
Align Technology, Inc.*	3,586	538,330
Baxter International, Inc.	25,030	1,515,316
Becton Dickinson and Co.	9,693	1,891,201
Boston Scientific Corp.*	61,615	1,707,968
Cochlear Ltd.	2,175	259,867
Coloplast A/S, Class B	4,471	373,593
ConvaTec Group plc*§	44,011	182,972
Cooper Cos., Inc. (The)	2,259	540,850
CR Bard, Inc.	3,395	1,073,193
CYBERDYNE, Inc. (x)*	3,614	48,037
Danaher Corp.	27,340	2,307,223
DENTSPLY SIRONA, Inc.	11,009	713,824
Edwards Lifesciences Corp.*	9,798	1,158,516
Essilor International SA	7,800	992,437
Getinge AB, Class B	7,672	150,167
Hologic, Inc.*	11,250	510,525

Hoya Corp.	14,652	$759,859
IDEXX Laboratories, Inc.*	4,201	678,125
Intuitive Surgical, Inc.*	1,727	1,615,384
Medtronic plc	64,283	5,705,116
Olympus Corp.	10,949	399,119
Smith & Nephew plc	32,842	566,770
Sonova Holding AG (Registered)	1,980	321,500
Straumann Holding AG (Registered)	359	204,228
Stryker Corp.	14,335	1,989,411
Sysmex Corp.	5,884	351,026
Terumo Corp.	12,134	477,377
Varian Medical Systems, Inc.*	4,370	450,940
William Demant Holding A/S*	4,447	115,097
Zimmer Biomet Holdings, Inc.	8,170	1,049,028

		32,468,814

Health Care Providers & Services (1.2%)
Aetna, Inc.	15,967	2,424,269
Alfresa Holdings Corp.	7,000	134,866
AmerisourceBergen Corp.	8,735	825,720
Anthem, Inc.	11,935	2,245,332
Cardinal Health, Inc.	15,070	1,174,254
Centene Corp.*	7,770	620,668
Cigna Corp.	11,685	1,955,952
DaVita, Inc.*	7,560	489,586
Envision Healthcare Corp.*	5,462	342,304
Express Scripts Holding Co.*	28,939	1,847,466
Fresenius Medical Care AG & Co. KGaA	8,084	777,153
Fresenius SE & Co. KGaA	15,604	1,337,727
HCA Healthcare, Inc.*	13,968	1,218,010
Healthscope Ltd. (x)	64,437	109,453
Henry Schein, Inc.*	3,746	685,593
Humana, Inc.	6,770	1,628,997
Laboratory Corp. of America Holdings*	4,665	719,063
McKesson Corp.	10,445	1,718,620
Mediclinic International plc	13,689	132,204
Medipal Holdings Corp.	6,568	121,345
Miraca Holdings, Inc.	2,200	98,778
Patterson Cos., Inc. (x)	3,775	177,236
Quest Diagnostics, Inc.	6,535	726,431
Ramsay Health Care Ltd.	5,352	302,757
Ryman Healthcare Ltd.	15,035	91,336
Sonic Healthcare Ltd.	14,957	278,432
Suzuken Co. Ltd.	2,692	89,275
UnitedHealth Group, Inc.	43,485	8,062,988
Universal Health Services, Inc., Class B	4,150	506,632

		30,842,447

Health Care Technology (0.0%)
Cerner Corp.*	13,800	917,286
M3, Inc.	7,911	217,689

		1,134,975

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	14,980	888,464
Eurofins Scientific SE	418	235,439
Illumina, Inc.*	6,725	1,166,922
Lonza Group AG (Registered)*	2,800	605,319
Mettler-Toledo International, Inc.*	1,234	726,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

PerkinElmer, Inc.	5,020	$342,063
QIAGEN NV*	8,243	274,204
Thermo Fisher Scientific, Inc.	18,115	3,160,524
Waters Corp.*	3,715	682,966

		8,082,159

Pharmaceuticals (3.5%)
Allergan plc	15,937	3,874,125
Astellas Pharma, Inc.	80,959	989,359
AstraZeneca plc	47,560	3,180,851
Bayer AG (Registered)	31,084	4,018,893
Bristol-Myers Squibb Co.	76,305	4,251,715
Chugai Pharmaceutical Co. Ltd.	8,429	315,127
Daiichi Sankyo Co. Ltd.	21,321	501,771
Eisai Co. Ltd.	10,033	553,499
Eli Lilly & Co.	44,470	3,659,881
GlaxoSmithKline plc	184,575	3,931,737
H Lundbeck A/S	2,600	145,928
Hikma Pharmaceuticals plc	5,346	102,355
Hisamitsu Pharmaceutical Co., Inc.	2,398	114,703
Ipsen SA	1,414	193,558
Johnson & Johnson	126,140	16,687,060
Kyowa Hakko Kirin Co. Ltd.	9,715	180,264
Mallinckrodt plc*	5,115	229,203
Merck & Co., Inc.	126,860	8,130,457
Merck KGaA	4,858	586,761
Mitsubishi Tanabe Pharma Corp.	8,441	194,824
Mylan NV*	18,815	730,398
Novartis AG (Registered)	83,938	6,985,350
Novo Nordisk A/S, Class B	68,085	2,915,680
Ono Pharmaceutical Co. Ltd.	15,539	338,618
Orion OYJ, Class B	3,890	248,362
Otsuka Holdings Co. Ltd.	14,678	625,096
Perrigo Co. plc	6,680	504,474
Pfizer, Inc.	276,474	9,286,762
Recordati SpA	3,931	159,477
Roche Holding AG	26,409	6,725,496
Sanofi	43,709	4,181,486
Santen Pharmaceutical Co. Ltd.	13,800	186,986
Shionogi & Co. Ltd.	11,193	622,867
Sumitomo Dainippon Pharma Co. Ltd.	5,900	80,415
Taisho Pharmaceutical Holdings Co. Ltd.	1,186	90,156
Takeda Pharmaceutical Co. Ltd.	26,740	1,357,267
Taro Pharmaceutical Industries Ltd. (x)*	463	51,884
Teva Pharmaceutical Industries Ltd. (ADR)	34,316	1,139,978
UCB SA	4,767	327,930
Vifor Pharma AG	1,833	202,052
Zoetis, Inc.	20,888	1,302,993

		89,905,798

Total Health Care		195,455,104

Industrials (6.6%)
Aerospace & Defense (1.1%)
Airbus SE	21,790	1,791,896
Arconic, Inc.	20,036	453,815

BAE Systems plc	119,423	$985,362
Boeing Co. (The)	28,485	5,632,908
Cobham plc	89,874	151,705
Dassault Aviation SA	94	131,256
Elbit Systems Ltd.	915	112,642
General Dynamics Corp.	13,375	2,649,588
L3 Technologies, Inc.	3,580	598,146
Leonardo SpA	15,310	254,426
Lockheed Martin Corp.	12,040	3,342,424
Meggitt plc	28,792	178,838
Northrop Grumman Corp.	8,260	2,120,425
Raytheon Co.	13,670	2,207,432
Rockwell Collins, Inc.	5,995	629,955
Rolls-Royce Holdings plc*	68,287	792,459
Safran SA	11,757	1,077,483
Singapore Technologies Engineering Ltd.	57,000	152,359
Textron, Inc.	12,395	583,805
Thales SA	3,979	428,285
TransDigm Group, Inc.	2,464	662,496
United Technologies Corp.	35,575	4,344,062
Zodiac Aerospace	7,729	209,657

		29,491,424

Air Freight & Logistics (0.3%)
Bollore SA (x)	32,380	147,229
CH Robinson Worldwide, Inc.	6,560	450,541
Deutsche Post AG (Registered)	37,316	1,398,804
Expeditors International of Washington, Inc.	8,295	468,502
FedEx Corp.	11,745	2,552,541
Royal Mail plc	33,424	183,361
United Parcel Service, Inc., Class B	31,555	3,489,667
Yamato Holdings Co. Ltd.	13,227	267,950

		8,958,595

Airlines (0.3%)
Alaska Air Group, Inc.	5,672	509,119
American Airlines Group, Inc.	27,545	1,386,064
ANA Holdings, Inc.	43,000	149,253
Delta Air Lines, Inc.	35,588	1,912,499
Deutsche Lufthansa AG (Registered)	8,912	202,813
easyJet plc	5,901	104,449
International Consolidated Airlines Group SA	23,911	189,777
Japan Airlines Co. Ltd.	4,617	142,605
Qantas Airways Ltd.	16,478	72,444
Ryanair Holdings plc (ADR)*	204	21,952
Singapore Airlines Ltd.	20,000	147,013
Southwest Airlines Co.	29,125	1,809,828
United Continental Holdings, Inc.*	15,373	1,156,818

		7,804,634

Building Products (0.3%)
Allegion plc	4,388	355,955
Asahi Glass Co. Ltd.	7,583	318,894
Assa Abloy AB, Class B	37,675	827,762
Cie de Saint-Gobain	18,785	1,003,678
Daikin Industries Ltd.	9,366	955,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Fortune Brands Home & Security, Inc.	7,054	$460,203
Geberit AG (Registered)	1,393	649,650
Johnson Controls International plc	43,230	1,874,452
LIXIL Group Corp.	10,103	252,317
Masco Corp.	15,220	581,556
TOTO Ltd.	5,322	202,991

		7,482,586

Commercial Services & Supplies (0.2%)
Babcock International Group plc	9,388	107,662
Brambles Ltd.	59,712	446,555
Cintas Corp.	4,020	506,681
Dai Nippon Printing Co. Ltd.	20,000	221,916
Edenred	8,345	217,598
G4S plc	57,622	244,962
ISS A/S	6,328	248,538
Park24 Co. Ltd.	4,134	104,972
Republic Services, Inc.	10,860	692,108
Secom Co. Ltd.	7,892	598,171
Securitas AB, Class B	11,629	196,009
Societe BIC SA	1,110	131,723
Sohgo Security Services Co. Ltd.	2,700	121,467
Stericycle, Inc.*	3,865	294,977
Toppan Printing Co. Ltd.	19,717	215,971
Waste Management, Inc.	18,910	1,387,049

		5,736,359

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	8,871	342,715
Boskalis Westminster	3,528	114,579
Bouygues SA	8,005	337,556
CIMIC Group Ltd.	3,781	112,872
Eiffage SA	2,763	251,072
Ferrovial SA	18,252	405,152
Fluor Corp.	6,350	290,703
HOCHTIEF AG	726	133,004
Jacobs Engineering Group, Inc.	5,590	304,040
JGC Corp.	7,796	126,289
Kajima Corp.	33,781	284,725
Obayashi Corp.	24,451	287,173
Quanta Services, Inc.*	6,885	226,654
Shimizu Corp.	20,747	219,690
Skanska AB, Class B	12,839	304,642
Taisei Corp.	38,595	352,065
Vinci SA	18,860	1,609,755

		5,702,686

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	74,924	1,850,244
Acuity Brands, Inc.	2,025	411,642
AMETEK, Inc.	10,737	650,340
Eaton Corp. plc	20,955	1,630,928
Emerson Electric Co.	29,385	1,751,933
Fuji Electric Co. Ltd.	21,044	110,763
Gamesa Corp. Technologica SA	8,961	191,340
Legrand SA	9,919	693,900
Mabuchi Motor Co. Ltd.	1,900	94,430
Mitsubishi Electric Corp.	72,639	1,043,328
Nidec Corp.	8,966	917,525

OSRAM Licht AG	3,149	$250,865
Prysmian SpA	7,739	227,607
Rockwell Automation, Inc.	6,035	977,429
Schneider Electric SE*	21,158	1,625,621
Vestas Wind Systems A/S	8,328	768,796

		13,196,691

Industrial Conglomerates (1.2%)
3M Co.	27,660	5,758,535
CK Hutchison Holdings Ltd.	2,000	25,104
CK Hutchison Holdings Ltd.	99,503	1,248,973
DCC plc	3,349	304,897
General Electric Co.	415,439	11,221,006
Honeywell International, Inc.	35,150	4,685,144
Jardine Matheson Holdings Ltd.	8,056	510,348
Jardine Strategic Holdings Ltd.	8,327	342,240
Keihan Holdings Co. Ltd.	18,081	114,780
Keppel Corp. Ltd.	54,000	246,711
Koninklijke Philips NV	34,944	1,241,042
NWS Holdings Ltd.	56,000	110,172
Roper Technologies, Inc.	4,615	1,068,511
Seibu Holdings, Inc.	7,073	130,612
Sembcorp Industries Ltd.	36,000	80,538
Siemens AG (Registered)	28,756	3,952,735
Smiths Group plc	14,916	310,255
Toshiba Corp. (x)*	151,321	365,673

		31,717,276

Machinery (1.1%)
Alfa Laval AB	11,155	228,272
Alstom SA*	5,841	204,208
Amada Holdings Co. Ltd.	12,587	145,258
ANDRITZ AG	2,786	167,820
Atlas Copco AB, Class A	25,242	967,769
Atlas Copco AB, Class B	14,668	506,826
Caterpillar, Inc.	26,620	2,860,585
CNH Industrial NV	38,388	434,722
Cummins, Inc.	7,435	1,206,106
Deere & Co.	13,680	1,690,711
Dover Corp.	7,070	567,155
FANUC Corp.	7,288	1,403,171
Flowserve Corp.	5,910	274,401
Fortive Corp.	13,670	865,995
GEA Group AG	6,913	282,902
Hino Motors Ltd.	9,816	108,829
Hitachi Construction Machinery Co. Ltd.	4,000	99,827
Hoshizaki Corp.	2,042	184,456
IHI Corp.*	58,142	197,468
Illinois Tool Works, Inc.	14,945	2,140,871
IMI plc	10,100	157,199
Ingersoll-Rand plc	11,715	1,070,634
JTEKT Corp.	8,300	121,170
Kawasaki Heavy Industries Ltd.	56,522	166,840
Komatsu Ltd.	34,708	880,853
Kone OYJ, Class B	12,685	645,303
Kubota Corp.	39,654	665,454
Kurita Water Industries Ltd.	3,800	103,383
Makita Corp.	8,400	310,309
MAN SE	1,357	145,489
Metso OYJ (x)	4,335	150,319
MINEBEA MITSUMI, Inc.	14,448	231,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Heavy Industries Ltd.	120,470	$492,484
Nabtesco Corp.	4,233	122,878
NGK Insulators Ltd.	10,000	199,066
NSK Ltd.	14,505	180,934
PACCAR, Inc.	16,040	1,059,282
Parker-Hannifin Corp.	6,155	983,692
Pentair plc	8,323	553,812
Sandvik AB	42,436	667,415
Schindler Holding AG	1,537	325,224
Schindler Holding AG (Registered)	772	160,052
SKF AB, Class B	14,177	287,252
SMC Corp.	2,153	653,700
Snap-on, Inc.	2,670	421,860
Stanley Black & Decker, Inc.	6,970	980,888
Sumitomo Heavy Industries Ltd.	21,944	144,570
THK Co. Ltd.	4,500	127,228
Volvo AB, Class B	58,417	995,725
Wartsila OYJ Abp	5,577	329,636
Weir Group plc (The)	8,256	186,135
Xylem, Inc.	8,150	451,755
Yangzijiang Shipbuilding Holdings Ltd.	86,538	74,800

		28,584,555

Marine (0.1%)
AP Moller - Maersk A/S, Class A	143	273,025
AP Moller - Maersk A/S, Class B	246	494,620
Kuehne + Nagel International AG (Registered)	2,037	339,889
Mitsui OSK Lines Ltd.	42,000	123,227
Nippon Yusen KK*	59,000	109,633

		1,340,394

Professional Services (0.3%)
Adecco Group AG (Registered)	6,039	459,113
Bureau Veritas SA	10,065	222,730
Capita plc	24,772	223,108
Equifax, Inc.	5,410	743,442
Experian plc	35,580	729,873
IHS Markit Ltd.*	15,008	660,952
Intertek Group plc	6,084	334,160
Nielsen Holdings plc	16,501	637,929
Randstad Holding NV	4,504	262,974
Recruit Holdings Co. Ltd.	41,439	711,436
RELX NV	36,310	746,485
RELX plc	40,704	880,047
Robert Half International, Inc.	5,965	285,902
SEEK Ltd. (x)	12,271	159,487
SGS SA (Registered)	207	501,256
Verisk Analytics, Inc.*	7,054	595,146
Wolters Kluwer NV	11,348	480,404

		8,634,444

Road & Rail (0.6%)
Aurizon Holdings Ltd.	76,196	313,904
Central Japan Railway Co.	5,421	882,494
ComfortDelGro Corp. Ltd.	80,000	133,648
CSX Corp.	43,990	2,400,094
DSV A/S	7,142	438,809

East Japan Railway Co.	12,442	$1,188,613
Hankyu Hanshin Holdings, Inc.	9,080	326,145
JB Hunt Transport Services, Inc.	4,041	369,267
Kansas City Southern	4,950	518,018
Keikyu Corp.	17,621	211,969
Keio Corp.	21,744	181,724
Keisei Electric Railway Co. Ltd.	5,233	139,578
Kintetsu Group Holdings Co. Ltd.	67,000	257,933
Kyushu Railway Co.	6,014	194,897
MTR Corp. Ltd.	55,494	312,389
Nagoya Railroad Co. Ltd.	34,000	158,400
Nippon Express Co. Ltd.	31,213	195,090
Norfolk Southern Corp.	13,650	1,661,205
Odakyu Electric Railway Co. Ltd.	11,000	221,614
Tobu Railway Co. Ltd.	36,385	198,302
Tokyu Corp.	39,929	304,238
Union Pacific Corp.	38,690	4,213,727
West Japan Railway Co.	6,190	436,753

		15,258,811

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	5,631	261,447
Ashtead Group plc	18,861	390,346
Brenntag AG	5,824	337,117
Bunzl plc	12,621	376,106
Fastenal Co.	13,150	572,420
ITOCHU Corp.	56,354	836,229
Marubeni Corp.	62,060	400,473
MISUMI Group, Inc.	10,423	237,790
Mitsubishi Corp.	56,780	1,189,363
Mitsui & Co. Ltd.	64,152	915,724
Rexel SA	11,507	188,269
Sumitomo Corp.	44,658	580,485
Toyota Tsusho Corp.	8,063	241,227
Travis Perkins plc	9,524	180,486
United Rentals, Inc.*	4,150	467,747
Wolseley plc	9,507	583,582
WW Grainger, Inc. (x)	2,616	472,266

		8,231,077

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	26,059	482,761
Aena SA§	2,538	495,256
Aeroports de Paris	1,135	183,173
Atlantia SpA	17,072	480,450
Auckland International Airport Ltd.	35,377	184,840
Fraport AG Frankfurt Airport Services Worldwide	1,606	141,791
Groupe Eurotunnel SE (Registered)	17,362	185,173
Hutchison Port Holdings Trust	194,105	82,911
Japan Airport Terminal Co. Ltd.	1,800	68,735
Kamigumi Co. Ltd.	8,523	89,265
SATS Ltd.	25,046	92,962
Sydney Airport	40,941	223,103
Transurban Group	77,142	702,601

		3,413,021

Total Industrials		175,552,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (9.2%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	230,020	$7,199,625
F5 Networks, Inc.*	3,135	398,333
Harris Corp.	5,690	620,665
Juniper Networks, Inc.	16,050	447,474
Motorola Solutions, Inc.	7,255	629,299
Nokia OYJ	219,369	1,341,708
Telefonaktiebolaget LM Ericsson, Class B	115,374	825,108

		11,462,212

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co. Ltd.	7,451	214,637
Amphenol Corp., Class A	14,040	1,036,433
Corning, Inc.	50,845	1,527,892
FLIR Systems, Inc.	6,245	216,452
Hamamatsu Photonics KK	5,456	167,355
Hexagon AB, Class B	9,718	461,982
Hirose Electric Co. Ltd.	1,235	175,903
Hitachi High-Technologies Corp.	2,666	103,345
Hitachi Ltd.	181,683	1,113,601
Ingenico Group SA	2,196	199,374
Keyence Corp.	3,657	1,604,236
Kyocera Corp.	12,065	697,887
Murata Manufacturing Co. Ltd.	7,198	1,092,419
Nippon Electric Glass Co. Ltd.	3,180	115,480
Omron Corp.	7,321	317,314
Shimadzu Corp.	9,460	179,822
TDK Corp.	4,872	320,107
TE Connectivity Ltd.	16,890	1,328,905
Yaskawa Electric Corp.	9,523	201,594
Yokogawa Electric Corp.	8,690	139,148

		11,213,886

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	8,080	402,465
Alphabet, Inc., Class A*	13,404	12,461,431
Alphabet, Inc., Class C*	13,628	12,384,172
Auto Trader Group plc§	35,944	177,898
DeNA Co. Ltd.	3,920	87,688
eBay, Inc.*	49,535	1,729,762
Facebook, Inc., Class A*	104,936	15,843,237
Kakaku.com, Inc.	5,266	75,520
Mixi, Inc. (x)	1,753	97,411
United Internet AG (Registered)	4,659	256,193
VeriSign, Inc. (x)*	4,390	408,094
Yahoo Japan Corp. (x)	52,878	229,894

		44,153,765

IT Services (1.6%)
Accenture plc, Class A	28,710	3,550,853
Alliance Data Systems Corp.	2,730	700,764
Amadeus IT Group SA	16,495	986,262
Atos SE	3,548	498,034
Automatic Data Processing, Inc.	20,925	2,143,976
Capgemini SE	6,075	627,801
Cognizant Technology Solutions Corp., Class A	27,850	1,849,240
Computershare Ltd.	17,245	187,419

CSRA, Inc.	6,185	$196,374
DXC Technology Co.	13,399	1,027,971
Fidelity National Information Services, Inc.	12,625	1,078,175
Fiserv, Inc.*	10,170	1,244,198
Fujitsu Ltd.	73,918	544,026
Gartner, Inc.*	4,248	524,670
Global Payments, Inc.	7,057	637,388
International Business Machines Corp.	40,445	6,221,653
Mastercard, Inc., Class A	44,810	5,442,175
Nomura Research Institute Ltd.	5,024	197,655
NTT Data Corp.	23,900	265,615
Obic Co. Ltd.	2,495	153,061
Otsuka Corp.	2,000	123,939
Paychex, Inc.	14,655	834,456
PayPal Holdings, Inc.*	50,835	2,728,314
Total System Services, Inc.	7,665	446,486
Visa, Inc., Class A	87,740	8,228,256
Western Union Co. (The)	22,900	436,245
Worldpay Group plc§	75,177	308,234

		41,183,240

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc. (x)*	36,400	454,272
Analog Devices, Inc.	16,676	1,297,393
Applied Materials, Inc.	51,665	2,134,281
ASM Pacific Technology Ltd.	9,974	134,776
ASML Holding NV	14,033	1,828,771
Broadcom Ltd.	16,938	3,947,401
Disco Corp.	1,079	171,911
Infineon Technologies AG	42,627	899,969
Intel Corp.	215,955	7,286,321
KLA-Tencor Corp.	7,130	652,466
Lam Research Corp.	7,279	1,029,469
Microchip Technology, Inc.	9,760	753,277
Micron Technology, Inc.*	47,395	1,415,215
NVIDIA Corp.	23,340	3,374,030
NXP Semiconductors NV*	13,006	1,423,507
Qorvo, Inc.*	5,865	371,372
QUALCOMM, Inc.	68,305	3,771,802
Rohm Co. Ltd.	3,553	272,615
Skyworks Solutions, Inc.	8,742	838,795
STMicroelectronics NV	23,978	344,248
Texas Instruments, Inc.	45,960	3,535,703
Tokyo Electron Ltd.	5,900	795,235
Xilinx, Inc.	11,645	749,006

		37,481,835

Software (2.0%)
Activision Blizzard, Inc.	31,624	1,820,594
Adobe Systems, Inc.*	22,785	3,222,710
ANSYS, Inc.*	4,060	494,021
Autodesk, Inc.*	10,260	1,034,413
CA, Inc.	13,505	465,517
Check Point Software Technologies Ltd.*	4,931	537,873
Citrix Systems, Inc.*	7,030	559,447
Dassault Systemes SE	4,835	433,445
Electronic Arts, Inc.*	14,115	1,492,238
Gemalto NV	3,089	185,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Intuit, Inc.	11,765	$1,562,510
Konami Holdings Corp.	3,500	194,176
LINE Corp. (x)*	1,639	56,467
Microsoft Corp.	361,585	24,924,053
Mobileye NV*	7,502	471,126
Nexon Co. Ltd.	7,357	145,210
Nice Ltd.	2,300	182,595
Nintendo Co. Ltd.	4,261	1,427,468
Oracle Corp.	144,015	7,220,912
Oracle Corp. Japan	1,484	96,185
Red Hat, Inc.*	8,325	797,119
Sage Group plc (The)	40,623	364,017
salesforce.com, Inc.*	28,806	2,494,600
SAP SE	36,943	3,858,682
Symantec Corp.	27,840	786,480
Synopsys, Inc.*	7,119	519,189
Trend Micro, Inc.	4,483	230,776

		55,577,225

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	247,563	35,654,022
Brother Industries Ltd.	8,922	205,688
Canon, Inc.	40,108	1,360,766
FUJIFILM Holdings Corp.	15,476	555,884
Hewlett Packard Enterprise Co.	78,475	1,301,900
HP, Inc.	78,925	1,379,609
Konica Minolta, Inc.	17,949	148,731
NEC Corp.	96,000	254,350
NetApp, Inc.	13,190	528,260
Ricoh Co. Ltd.	26,600	234,605
Seagate Technology plc	13,540	524,675
Seiko Epson Corp.	10,636	236,314
Western Digital Corp.	12,825	1,136,295
Xerox Corp.	10,876	312,467

		43,833,566

Total Information Technology		244,905,729

Materials (2.5%)
Chemicals (1.5%)
Air Liquide SA	14,619	1,806,625
Air Products & Chemicals, Inc.	8,895	1,272,519
Air Water, Inc.	5,602	102,801
Akzo Nobel NV	9,479	823,784
Albemarle Corp.	5,164	545,009
Arkema SA	2,571	274,354
Asahi Kasei Corp.	47,515	510,108
BASF SE	34,525	3,197,600
CF Industries Holdings, Inc.	10,630	297,215
Chr Hansen Holding A/S	3,744	272,302
Covestro AG§	3,426	247,341
Croda International plc	4,973	251,635
Daicel Corp.	10,523	130,701
Dow Chemical Co. (The)	51,035	3,218,778
Eastman Chemical Co.	6,770	568,612
Ecolab, Inc.	12,170	1,615,568
EI du Pont de Nemours & Co.	39,815	3,213,470
EMS-Chemie Holding AG (Registered)	312	230,039
Evonik Industries AG	6,202	198,235
FMC Corp.	6,100	445,605
Frutarom Industries Ltd.	1,502	104,995

FUCHS PETROLUB SE (Preference) (q)	2,671	$145,441
Givaudan SA (Registered)	348	696,073
Hitachi Chemical Co. Ltd.	3,900	116,159
Incitec Pivot Ltd. (x)	62,657	164,219
International Flavors & Fragrances, Inc.	3,645	492,075
Israel Chemicals Ltd.	18,957	89,269
Johnson Matthey plc	7,314	273,495
JSR Corp.	7,100	122,273
K+S AG (Registered ) (x)	7,303	187,008
Kaneka Corp.	10,000	76,106
Kansai Paint Co. Ltd.	7,686	176,646
Koninklijke DSM NV	6,820	495,721
Kuraray Co. Ltd.	13,339	241,697
LANXESS AG	3,467	262,497
Linde AG	6,982	1,322,171
LyondellBasell Industries NV, Class A	15,816	1,334,712
Mitsubishi Chemical Holdings Corp.	53,788	444,794
Mitsubishi Gas Chemical Co., Inc.	6,815	143,904
Mitsui Chemicals, Inc.	34,000	179,862
Monsanto Co.	20,120	2,381,403
Mosaic Co. (The)	16,075	366,992
Nippon Paint Holdings Co. Ltd.	6,126	231,478
Nissan Chemical Industries Ltd.	4,631	152,754
Nitto Denko Corp.	6,200	509,340
Novozymes A/S, Class B	8,675	379,627
Orica Ltd.	14,271	226,833
PPG Industries, Inc.	12,210	1,342,612
Praxair, Inc.	13,030	1,727,127
Sherwin-Williams Co. (The)	3,615	1,268,720
Shin-Etsu Chemical Co. Ltd.	14,618	1,323,710
Sika AG	81	520,346
Solvay SA	2,791	374,560
Sumitomo Chemical Co. Ltd.	59,114	339,521
Symrise AG	4,649	329,317
Taiyo Nippon Sanso Corp.	5,000	56,057
Teijin Ltd.	7,066	135,760
Toray Industries, Inc.	55,192	461,410
Tosoh Corp.	21,994	225,073
Umicore SA	3,611	251,170
Yara International ASA	6,729	252,758

		39,147,986

Construction Materials (0.2%)
Boral Ltd.	44,066	235,390
CRH plc	31,301	1,107,369
Fletcher Building Ltd.	25,717	150,575
HeidelbergCement AG	5,594	540,845
Imerys SA	1,388	120,721
James Hardie Industries plc (CHDI) (x)	16,549	260,751
LafargeHolcim Ltd. (Registered)*	17,110	979,601
Martin Marietta Materials, Inc.	2,947	655,943
Taiheiyo Cement Corp.	44,000	160,000
Vulcan Materials Co.	6,110	774,015

		4,985,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.1%)
Amcor Ltd.	43,533	$542,378
Avery Dennison Corp.	4,080	360,550
Ball Corp.	12,980	547,886
International Paper Co.	18,795	1,063,984
Sealed Air Corp.	8,935	399,931
Toyo Seikan Group Holdings Ltd.	6,065	102,238
WestRock Co.	11,570	655,556

		3,672,523

Metals & Mining (0.6%)
Alumina Ltd. (x)	90,907	134,153
Anglo American plc*	50,073	667,828
Antofagasta plc	14,645	152,500
ArcelorMittal*	24,968	566,352
BHP Billiton Ltd.	120,723	2,160,097
BHP Billiton plc	79,390	1,216,002
BlueScope Steel Ltd.	21,523	218,527
Boliden AB	10,339	282,139
Fortescue Metals Group Ltd.	57,819	231,975
Freeport-McMoRan, Inc.*	57,220	687,212
Fresnillo plc	8,454	163,622
Glencore plc*	459,916	1,720,378
Hitachi Metals Ltd.	8,000	111,100
JFE Holdings, Inc.	19,705	341,717
Kobe Steel Ltd.*	11,299	115,928
Maruichi Steel Tube Ltd.	2,100	60,960
Mitsubishi Materials Corp.	4,201	126,992
Newcrest Mining Ltd. (x)	28,821	446,581
Newmont Mining Corp.	24,145	782,057
Nippon Steel & Sumitomo Metal Corp.	28,577	644,840
Norsk Hydro ASA	49,944	276,857
Nucor Corp.	14,515	839,983
Randgold Resources Ltd.	3,534	313,225
Rio Tinto Ltd.	15,945	775,394
Rio Tinto plc	46,513	1,964,031
South32 Ltd.	197,711	407,255
Sumitomo Metal Mining Co. Ltd.	18,583	247,911
thyssenkrupp AG	13,854	393,606
voestalpine AG (x)	4,337	202,103

		16,251,325

Paper & Forest Products (0.1%)
Mondi plc	13,828	362,727
Oji Holdings Corp.	32,409	167,124
Stora Enso OYJ, Class R	20,854	269,386
UPM-Kymmene OYJ	20,063	571,957

		1,371,194

Total Materials		65,428,238

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	4,194	505,251
American Tower Corp. (REIT)	19,355	2,561,053
Apartment Investment & Management Co. (REIT), Class A	7,150	307,236

Ascendas REIT (REIT)	93,393	$177,052
AvalonBay Communities, Inc. (REIT)	6,265	1,203,945
Boston Properties, Inc. (REIT)	7,045	866,676
British Land Co. plc (The) (REIT)	36,325	286,471
CapitaLand Commercial Trust (REIT) (x)	76,000	91,636
CapitaLand Mall Trust (REIT)	92,000	131,977
Crown Castle International Corp. (REIT)	15,250	1,527,744
Daiwa House REIT Investment Corp. (REIT)	54	128,140
Dexus (REIT)	35,947	261,922
Digital Realty Trust, Inc. (REIT)	6,688	755,410
Equinix, Inc. (REIT)	3,159	1,355,716
Equity Residential (REIT)	16,660	1,096,728
Essex Property Trust, Inc. (REIT)	3,003	772,582
Extra Space Storage, Inc. (REIT)	5,713	445,614
Federal Realty Investment Trust (REIT)	3,213	406,091
Fonciere Des Regions (REIT)	1,270	117,812
Gecina SA (REIT)	1,561	244,881
GGP, Inc. (REIT)	26,610	626,932
Goodman Group (REIT)	67,250	406,787
GPT Group (The) (REIT) (x)	66,771	245,824
Hammerson plc (REIT)	29,408	220,048
HCP, Inc. (REIT)	21,250	679,150
Host Hotels & Resorts, Inc. (REIT)	34,345	627,483
ICADE (REIT)	1,254	105,271
Intu Properties plc (REIT) (x)	33,107	116,036
Iron Mountain, Inc. (REIT)	10,988	377,548
Japan Prime Realty Investment Corp. (REIT)	33	114,279
Japan Real Estate Investment Corp. (REIT)	47	233,590
Japan Retail Fund Investment Corp. (REIT)	98	180,796
Kimco Realty Corp. (REIT)	18,900	346,815
Klepierre (REIT)	8,291	339,815
Land Securities Group plc (REIT)	29,723	392,160
Link REIT (REIT)	83,000	631,474
Macerich Co. (The) (REIT)	5,780	335,587
Mid-America Apartment Communities, Inc. (REIT)	5,285	556,933
Mirvac Group (REIT)	137,598	225,264
Nippon Building Fund, Inc. (REIT)	51	260,271
Nippon Prologis REIT, Inc. (REIT)	62	131,965
Nomura Real Estate Master Fund, Inc. (REIT)	142	194,047
Prologis, Inc. (REIT)	23,962	1,405,132
Public Storage (REIT)	6,755	1,408,620
Realty Income Corp. (REIT)	11,434	630,928
Regency Centers Corp. (REIT)	6,858	429,585
Scentre Group (REIT)	200,132	622,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Segro plc (REIT)	36,922	$235,252
Simon Property Group, Inc. (REIT)	14,140	2,287,285
SL Green Realty Corp. (REIT)	4,577	484,247
Stockland (REIT)	90,904	306,025
Suntec REIT (REIT) (x)	89,000	120,886
UDR, Inc. (REIT)	12,195	475,239
Unibail-Rodamco SE (REIT)	3,737	941,782
United Urban Investment Corp. (REIT)	115	164,103
Ventas, Inc. (REIT)	15,339	1,065,754
Vicinity Centres (REIT)	124,962	246,838
Vornado Realty Trust (REIT)	8,110	761,529
Welltower, Inc. (REIT)	16,240	1,215,564
Westfield Corp. (REIT)	74,206	457,989
Weyerhaeuser Co. (REIT)	34,106	1,142,551

		34,994,298

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,270	83,976
Azrieli Group Ltd.	1,669	92,679
CapitaLand Ltd.	95,000	241,511
CBRE Group, Inc., Class A*	13,290	483,756
Cheung Kong Property Holdings Ltd.	99,968	782,976
City Developments Ltd.	15,000	116,906
Daito Trust Construction Co. Ltd.	2,642	410,952
Daiwa House Industry Co. Ltd.	21,287	726,379
Deutsche Wohnen AG	13,331	509,919
Global Logistic Properties Ltd.	98,949	205,552
Hang Lung Group Ltd.	33,267	137,628
Hang Lung Properties Ltd.	76,075	190,006
Henderson Land Development Co. Ltd.	43,930	245,042
Hongkong Land Holdings Ltd.	44,219	318,819
Hulic Co. Ltd.	11,074	112,931
Hysan Development Co. Ltd.	23,000	109,735
Kerry Properties Ltd.	24,000	81,461
LendLease Group	20,958	268,203
Mitsubishi Estate Co. Ltd.	47,000	874,812
Mitsui Fudosan Co. Ltd.	33,540	799,324
New World Development Co. Ltd.	218,416	277,236
Nomura Real Estate Holdings, Inc.	4,636	90,845
Sino Land Co. Ltd.	117,671	192,917
Sumitomo Realty & Development Co. Ltd.	13,422	413,489
Sun Hung Kai Properties Ltd.	54,418	799,460
Swire Pacific Ltd., Class A	18,714	182,767
Swire Properties Ltd.	43,450	143,304
Swiss Prime Site AG (Registered)*	2,710	246,158
Tokyo Tatemono Co. Ltd.	7,637	99,948
Tokyu Fudosan Holdings Corp.	19,039	112,397
UOL Group Ltd.	18,147	100,703
Vonovia SE	17,529	696,021
Wharf Holdings Ltd. (The)	45,589	377,794
Wheelock & Co. Ltd.	30,000	226,322

		10,751,928

Total Real Estate		45,746,226

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	281,196	$10,609,526
Bezeq The Israeli Telecommunication Corp. Ltd.	77,026	127,779
BT Group plc	318,239	1,221,710
CenturyLink, Inc. (x)	24,829	592,917
Deutsche Telekom AG (Registered)	123,059	2,209,475
Elisa OYJ	5,408	209,577
HKT Trust & HKT Ltd.	142,305	186,643
Iliad SA	1,002	237,012
Inmarsat plc	16,753	167,904
Koninklijke KPN NV	128,410	410,804
Level 3 Communications, Inc.*	13,204	782,997
Nippon Telegraph & Telephone Corp.	26,005	1,227,709
Orange SA	74,991	1,189,692
PCCW Ltd.	157,000	89,284
Proximus SADP	5,787	202,453
Singapore Telecommunications Ltd.	306,895	867,130
Spark New Zealand Ltd.	67,954	188,231
Swisscom AG (Registered)	974	469,986
TDC A/S	30,155	175,362
Telecom Italia SpA*	652,455	560,447
Telefonica Deutschland Holding AG	27,616	137,931
Telefonica SA	170,428	1,759,286
Telenor ASA	28,219	468,134
Telia Co. AB	97,657	449,644
Telstra Corp. Ltd.	156,468	517,124
TPG Telecom Ltd. (x)	13,903	60,909
Verizon Communications, Inc.	186,225	8,316,809
Vivendi SA	38,704	861,571

		34,298,046

Wireless Telecommunication Services (0.3%)
KDDI Corp.	68,951	1,823,776
Millicom International Cellular SA (SDR)	2,542	150,142
NTT DOCOMO, Inc.	52,079	1,227,949
SoftBank Group Corp.	31,030	2,509,712
StarHub Ltd. (x)	21,924	43,315
Tele2 AB, Class B	13,440	140,706
Vodafone Group plc	1,000,568	2,837,695

		8,733,295

Total Telecommunication Services		43,031,341

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	10,444	419,535
American Electric Power Co., Inc.	22,450	1,559,602
AusNet Services	66,206	88,287
Chubu Electric Power Co., Inc.	24,364	323,301
Chugoku Electric Power Co., Inc. (The)	10,400	114,564
CK Infrastructure Holdings Ltd.	24,428	205,250
CLP Holdings Ltd.	61,728	653,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Contact Energy Ltd.	26,572	$101,449
DONG Energy A/S§	5,531	249,689
Duke Energy Corp.	31,439	2,627,986
Edison International	14,895	1,164,640
EDP – Energias de Portugal SA	89,338	292,133
Electricite de France SA	20,612	223,225
Endesa SA	11,998	276,400
Enel SpA	305,721	1,639,047
Entergy Corp.	8,170	627,211
Eversource Energy	14,470	878,474
Exelon Corp.	42,050	1,516,744
FirstEnergy Corp.	19,330	563,663
Fortum OYJ	16,804	263,516
HK Electric Investments & HK Electric Investments Ltd.§	98,446	90,534
Iberdrola SA	218,539	1,730,507
Kansai Electric Power Co., Inc. (The)	26,548	365,146
Kyushu Electric Power Co., Inc.	15,900	192,822
Mercury NZ Ltd.	25,996	63,246
NextEra Energy, Inc.	21,040	2,948,334
PG&E Corp.	22,535	1,495,648
Pinnacle West Capital Corp.	5,090	433,464
Power Assets Holdings Ltd.	52,145	460,509
PPL Corp.	30,800	1,190,728
Red Electrica Corp. SA	16,296	340,515
Southern Co. (The)	41,705	1,996,835
SSE plc	38,031	719,721
Terna Rete Elettrica Nazionale SpA	52,886	285,468
Tohoku Electric Power Co., Inc.	17,135	236,896
Tokyo Electric Power Co. Holdings, Inc.*	53,700	221,054
Xcel Energy, Inc.	23,190	1,063,957

		27,623,160

Gas Utilities (0.1%)
APA Group (x)	41,383	291,670
Gas Natural SDG SA	13,208	309,102
Hong Kong & China Gas Co. Ltd.	315,489	593,200
Osaka Gas Co. Ltd.	70,480	287,936
Toho Gas Co. Ltd.	13,633	99,149
Tokyo Gas Co. Ltd.	73,576	382,222

		1,963,279

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	30,130	334,745
Electric Power Development Co. Ltd.	5,500	135,844
Meridian Energy Ltd.	47,591	101,485
NRG Energy, Inc.	14,370	247,451

		819,525

Multi-Utilities (0.6%)
AGL Energy Ltd.	25,309	496,039
Ameren Corp.	11,070	605,197
CenterPoint Energy, Inc.	19,640	537,743
Centrica plc	206,317	537,973
CMS Energy Corp.	12,625	583,906
Consolidated Edison, Inc.	13,430	1,085,413
Dominion Energy, Inc.	27,240	2,087,401
DTE Energy Co.	8,210	868,536

E.ON SE	82,736	$779,411
Engie SA	64,077	967,147
Innogy SE§	5,280	207,843
National Grid plc	129,192	1,601,557
NiSource, Inc.	14,595	370,129
Public Service Enterprise Group, Inc.	23,125	994,606
RWE AG*	19,477	388,075
SCANA Corp.	6,520	436,905
Sempra Energy	10,770	1,214,318
Suez	13,834	256,205
Veolia Environnement SA	18,011	380,568
WEC Energy Group, Inc.	14,410	884,486

		15,283,458

Water Utilities (0.0%)
American Water Works Co., Inc.	8,128	633,577
Severn Trent plc	8,908	253,161
United Utilities Group plc	25,704	290,423

		1,177,161

Total Utilities		46,866,583

Total Common Stocks (55.8%) (Cost $1,219,832,939)		1,480,581,858

EXCHANGE TRADED FUND:
SPDR S&P MidCap 400 Fund (x)	357,367	113,506,907

Total Exchange Traded Fund (4.3%) (Cost $99,229,079)		113,506,907

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.0%)
FHLB
5.000%, 11/17/17	$6,720,000	6,816,197
FHLMC
0.750%, 1/12/18	970,000	967,375
0.875%, 3/7/18	2,130,000	2,124,167
3.750%, 3/27/19	3,030,000	3,151,553
2.375%, 1/13/22	4,363,000	4,454,864
FNMA
0.875%, 12/20/17	960,000	958,371
1.625%, 11/27/18	4,460,000	4,476,173
1.750%, 6/20/19	4,859,000	4,889,045

Total U.S. Government Agency Securities		27,837,745

U.S. Treasury Obligations (28.0%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	42,236,011
7.125%, 2/15/23	1,110,000	1,413,923
6.000%, 2/15/26	5,790,000	7,503,297
U.S. Treasury Notes
2.750%, 2/28/18	5,920,000	5,978,275
2.875%, 3/31/18	2,420,000	2,448,577
1.375%, 9/30/18	2,115,000	2,116,272
3.750%, 11/15/18	1,735,000	1,791,320
1.250%, 11/30/18	12,673,400	12,657,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.375%, 12/31/18	$11,467,000	$11,470,941
2.750%, 2/15/19	7,805,000	7,979,088
1.375%, 2/28/19	3,805,000	3,805,817
1.500%, 3/31/19	22,355,000	22,412,285
3.125%, 5/15/19	39,763,000	41,041,941
3.625%, 8/15/19#	51,867,000	54,258,962
1.500%, 11/30/19	16,945,000	16,961,415
1.250%, 1/31/20	8,450,000	8,397,913
3.625%, 2/15/20	9,258,000	9,761,838
1.125%, 3/31/20	22,333,000	22,102,691
1.375%, 3/31/20	6,140,000	6,117,215
1.500%, 5/31/20	8,715,000	8,702,881
1.625%, 6/30/20	9,955,000	9,972,810
1.625%, 7/31/20	8,735,000	8,746,328
1.375%, 8/31/20	21,510,000	21,362,287
1.375%, 10/31/20	10,075,000	9,993,692
2.625%, 11/15/20	16,025,000	16,537,300
3.625%, 2/15/21	29,105,000	31,087,097
1.125%, 2/28/21	10,065,000	9,861,577
1.250%, 3/31/21	15,535,000	15,278,915
3.125%, 5/15/21	2,430,000	2,556,151
1.375%, 5/31/21	3,943,000	3,888,445
2.125%, 8/15/21	15,585,000	15,802,947
1.125%, 9/30/21	6,424,000	6,248,996
1.250%, 10/31/21	23,318,100	22,777,775
2.000%, 11/15/21	21,755,000	21,937,707
1.875%, 11/30/21	39,811,400	39,914,973
2.000%, 2/15/22	18,097,500	18,231,110
1.750%, 3/31/22	11,505,000	11,445,768
1.750%, 5/15/22	11,809,000	11,742,666
1.750%, 5/31/22	9,923,000	9,864,314
1.625%, 8/15/22	4,960,000	4,892,885
1.625%, 11/15/22	2,585,000	2,541,943
2.000%, 2/15/23	4,365,000	4,366,705
1.750%, 5/15/23	6,680,000	6,580,218
2.500%, 8/15/23	8,760,000	8,989,950
2.750%, 11/15/23	11,415,000	11,881,231
2.750%, 2/15/24	17,216,000	17,910,693
2.375%, 8/15/24	13,500,000	13,706,719
2.250%, 11/15/24	2,390,000	2,403,257
2.000%, 2/15/25	12,485,000	12,313,526
2.125%, 5/15/25	15,425,000	15,328,353
2.000%, 8/15/25#	19,170,000	18,842,613
1.625%, 2/15/26	9,575,000	9,099,617
1.500%, 8/15/26	14,770,200	13,818,906
2.000%, 11/15/26	13,253,700	12,924,532
2.250%, 2/15/27	7,918,000	7,881,565
2.375%, 5/15/27	2,599,000	2,615,650

Total U.S. Treasury Obligations		742,507,738

Total Long-Term Debt Securities (29.0%) (Cost $771,944,439)		770,345,483

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA* (Cost $7,370)	8,871	7,092

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $900,085, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $918,000. (xx)	$900,000	$900,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $408,001. (xx)	400,000	400,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $686,249, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $699,907. (xx)	686,183	686,183
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	$400,000	$400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,400,537, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,449,598. (xx)	2,400,000	2,400,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $7,000,735, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $7,141,500. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		13,186,183

Total Short-Term Investments (0.5%) (Cost $13,186,183)		13,186,183

Total Investments (89.6%) (Cost $2,104,200,010)		2,377,627,523
Other Assets Less Liabilities (10.4%)		275,423,990

Net Assets (100%)		$2,653,051,513

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $3,059,898 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,002,743.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $13,145,800. This was secured by cash collateral of $13,186,183 which was subsequently invested in joint repurchase agreements with a total value of $13,186,183, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $474,561 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
SDR	— Swedish Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.4
Finland	0.2
France	1.9
Germany	1.8
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.6
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.8
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.7
Sweden	0.6
Switzerland	1.8
United Kingdom	3.1
United States	70.3
Cash and Other	10.4

	100.0%

#	Percent shown is less than 0.05%.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	669	September-17	$84,145,826	$83,980,406	$(165,420)
2 Year U.S. Treasury Notes	145	September-17	31,385,843	31,335,859	(49,984)
5 Year U.S. Treasury Notes	457	September-17	53,971,309	53,851,023	(120,286)
EURO Stoxx 50 Index	807	September-17	32,645,491	31,624,043	(1,021,448)
FTSE 100 Index	372	September-17	35,956,968	35,090,737	(866,231)
Mini MSCI EAFE Index	35	September-17	3,319,933	3,306,800	(13,133)
Russell 2000 Mini Index	1,626	September-17	115,327,302	114,982,591	(344,711)
TOPIX Index	235	September-17	33,712,101	33,669,927	(42,174)

					$(2,623,387)

Sales
S&P 500 E-Mini Index	749	September-17	$90,775,647	$90,662,705	$112,942
SPI 200 Index	343	September-17	37,711,684	37,231,116	480,568

					$593,510

					$(2,029,877)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/15/17	BNP Paribas	13,194	$15,127,440	$14,933,241	$194,199
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Citibank NA	15,568	17,849,584	17,554,150	295,434
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	14,453	16,571,174	16,365,870	205,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	41,274	$47,323,115	$45,258,832	$2,064,283
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Citibank NA	3,279,825	29,253,287	30,095,740	(842,453)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	2,290,975	20,433,573	20,674,906	(241,333)
Swedish Krona vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	80,873	9,639,453	9,342,708	296,745
Swedish Krona vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	109,380	13,037,301	12,701,676	335,625
Swiss Franc vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	3,164	3,315,099	3,293,656	21,443

					$2,329,247

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	49,183	$37,119,801	$37,767,244	$(647,443)
British Pound vs. U.S. Dollar, expiring 9/15/17	BNP Paribas	427	551,224	557,823	(6,599)
British Pound vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	18,535	23,726,605	24,195,440	(468,835)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	1,882,064	16,830,262	16,786,430	43,832
Norwegian Krone vs. U.S. Dollar, expiring 9/15/17	Citibank NA	26,321	3,114,735	3,157,300	(42,565)
Swiss Franc vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	11,307	11,722,529	11,846,973	(124,444)
Swiss Franc vs. U.S. Dollar, expiring 9/15/17	Goldman Sachs International	12,483	13,030,686	13,078,867	(48,181)

					$(1,294,235)

					$1,035,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$120,662,129	$61,069,414	$—		$181,731,543
Consumer Staples	87,827,529	59,288,291	—		147,115,820
Energy	57,276,513	24,330,833	—		81,607,346
Financials	142,591,750	110,549,625	—	(a)	253,141,375
Health Care	140,923,656	54,531,448	—		195,455,104
Industrials	101,961,304	73,591,249	—		175,552,553
Information Technology	216,199,773	28,705,956	—		244,905,729
Materials	26,857,534	38,570,704	—		65,428,238
Real Estate	27,463,503	18,282,723	—		45,746,226
Telecommunication Services	20,302,249	22,729,092	—		43,031,341
Utilities	29,371,234	17,495,349	—		46,866,583
Exchange Traded Funds	113,506,907	—	—		113,506,907
Forward Currency Contracts	—	3,456,865	—		3,456,865
Futures	593,510	—	—		593,510
Rights
Industrials	—	7,092	—		7,092
Short-Term Investments
Repurchase Agreements	—	13,186,183	—		13,186,183
U.S. Government Agency Securities	—	27,837,745	—		27,837,745
U.S. Treasury Obligations	—	742,507,738	—		742,507,738

Total Assets	$1,085,537,591	$1,296,140,307	$—		$2,381,677,898

Liabilities:
Forward Currency Contracts	$—	$(2,421,853)	$—		$(2,421,853)
Futures	(2,623,387)	—	—		(2,623,387)

Total Liabilities	$(2,623,387)	$(2,421,853)	$—		$(5,045,240)

Total	$1,082,914,204	$1,293,718,454	$—		$2,376,632,658

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$3,456,865
Equity contracts	Receivables, Net assets Unrealized appreciation	593,510	*

Total		$4,050,375

	Liability Derivatives
Interest rate contracts	Receivables, Net assets Unrealized depreciation	$(335,690	)*
Foreign exchange contracts	Payables	(2,421,853)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,287,697	)*

Total		$(5,045,240)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$2,244,518	$—	$2,244,518
Foreign exchange contracts	—	2,450,778	2,450,778
Equity contracts	3,512,246	—	3,512,246

Total	$5,756,764	$2,450,778	$8,207,542

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(49,777)	$—	$(49,777)
Foreign exchange contracts	—	2,631,950	2,631,950
Equity contracts	(3,507,892)	—	(3,507,892)

Total	$(3,557,669)	$2,631,950	$(925,719)

^ This Portfolio held forward foreign currency for hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $472,280,000 and futures contracts with an average notional balance of approximately $526,629,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$194,199	$(6,599)	$—	$187,600
Citibank NA	295,434	(295,434)	—	—
Credit Suisse	2,566,332	(593,279)	—	1,973,053
JPMorgan Chase Bank	335,625	(241,333)	—	94,292
Morgan Stanley	65,275	—	—	65,275

	$3,456,865	$(1,136,645)	$—	$2,320,220

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$647,443	$—	$—	$647,443
BNP Paribas	6,599	(6,599)	—	—
Citibank NA	885,018	(295,434)	—	589,584
Credit Suisse	593,279	(593,279)	—	—
Goldman Sachs International	48,181	—	—	48,181
JPMorgan Chase Bank	241,333	(241,333)	—	—

	$2,421,853	$(1,136,645)	$—	$1,285,208

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,359,962
Long-term U.S. government debt securities	129,904,737

$167,264,699

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,822,889
Long-term U.S. government debt securities	78,315,036

$106,137,925

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,917,289
Aggregate gross unrealized depreciation	(53,361,292)

Net unrealized appreciation	$272,555,997

Federal income tax cost of investments	$2,105,071,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $2,091,013,827)	$2,364,441,340
Repurchase Agreements (Cost $13,186,183)	13,186,183
Cash	285,754,301
Foreign cash (Cost $2,569,707)	2,592,828
Dividends, interest and other receivables	7,669,003
Receivable for securities sold	6,580,478
Unrealized appreciation on forward foreign currency contracts	3,456,865
Receivable from Separate Accounts for Trust shares sold	1,991,030
Security lending income receivable	31,190
Other assets	29,250

Total assets	2,685,732,468

LIABILITIES
Payable for return of collateral on securities loaned	13,186,183
Payable for securities purchased	12,941,402
Unrealized depreciation on forward foreign currency contracts	2,421,853
Investment management fees payable	1,561,028
Payable to Separate Accounts for Trust shares redeemed	1,120,555
Distribution fees payable – Class IB	547,716
Due to broker for futures variation margin	541,429
Administrative fees payable	270,967
Trustees’ fees payable	1,954
Accrued expenses	87,868

Total liabilities	32,680,955

NET ASSETS	$2,653,051,513

Net assets were comprised of:
Paid in capital	$2,360,619,666
Accumulated undistributed net investment income (loss)	11,659,920
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	8,289,766
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	272,482,161

Net assets	$2,653,051,513

Class IB
Net asset value, offering and redemption price per share, $2,653,051,513 / 210,562,377 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

(x)	Includes value of securities on loan of $13,145,800.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,002,055 foreign withholding tax)	$19,895,799
Interest	6,521,206
Securities lending (net)	138,294

Total income	26,555,299

EXPENSES
Investment management fees	9,220,130
Distribution fees – Class IB	3,231,193
Administrative fees	1,603,248
Printing and mailing expenses	98,155
Professional fees	67,733
Custodian fees	57,425
Trustees’ fees	30,450
Miscellaneous	31,631

Total expenses	14,339,965

NET INVESTMENT INCOME (LOSS)	12,215,334

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,612,971
Futures	5,756,764
Foreign currency transactions	2,578,904

Net realized gain (loss)	10,948,639

Change in unrealized appreciation (depreciation) on:
Investments	134,576,758
Futures	(3,557,669)
Foreign currency translations	2,773,056

Net change in unrealized appreciation (depreciation)	133,792,145

NET REALIZED AND UNREALIZED GAIN (LOSS)	144,740,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,956,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,215,334	$13,821,612
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	10,948,639	40,945,923
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	133,792,145	28,800,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	156,956,118	83,567,967

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(9,777,336)
Distributions from net realized capital gains
Class IB	—	(35,275,222)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(45,052,558)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,022,785 and 40,323,875 shares, respectively ]	98,643,038	468,488,686
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,792,206 shares, respectively ]	—	45,052,558
Capital shares repurchased [ (10,374,405) and (40,970,604) shares, respectively ]	(127,528,967)	(467,792,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,885,929)	45,748,359

TOTAL INCREASE (DECREASE) IN NET ASSETS	128,070,189	84,263,768
NET ASSETS:
Beginning of period	2,524,981,324	2,440,717,556

End of period (a)	$2,653,051,513	$2,524,981,324

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,659,920	$(555,414)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015	2014	2013	2012
Net asset value, beginning of period	$11.86		$11.64		$11.88	$11.53	$10.28	$9.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.07		0.05	0.04	0.02	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.68		0.37		(0.11)	0.51	1.63	0.68

Total from investment operations	0.74		0.44		(0.06)	0.55	1.65	0.75

Less distributions:
Dividends from net investment income	—		(0.05)		(0.09)	(0.10)	(0.03)	(0.04)
Distributions from net realized gains	—		(0.17)		(0.09)	(0.10)	(0.37)	(0.05)

Total dividends and distributions	—		(0.22)		(0.18)	(0.20)	(0.40)	(0.09)

Net asset value, end of period	$12.60		$11.86		$11.64	$11.88	$11.53	$10.28

Total return (b)	6.24%		3.74%		(0.55)%	4.76%	16.12%	7.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,653,052		$2,524,981		$2,440,718	$2,043,744	$1,334,809	$568,377
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(k)	1.12	%(j)	1.11%	1.15%	1.20%	1.20%
Before waivers (a)(f)	1.11%		1.12%		1.12%	1.15%	1.20%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.94%		0.57%		0.46%	0.38%	0.15%	0.67%
Before waivers (a)(f)	0.94%		0.56%		0.44%	0.38%	0.15%	0.65%
Portfolio turnover rate (z)^	5%		34%		39%	25%	41%	96%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	49.7%
U.S. Government Agency Securities	20.7
Financials	3.7
Collateralized Mortgage Obligations	8.6
Asset-Backed Securities	5.4
Foreign Government Securities	2.0
Commercial Mortgage-Backed Securities	1.3
Energy	0.5
Consumer Staples	0.4
Investment Companies	0.3
Telecommunication Services	0.3
Municipal Bonds	0.2
Repurchase Agreements	0.1
Consumer Discretionary	0.0	#
Supranational	0.0	#
Industrials	0.0	#
Utilities	0.0	#
Real Estate	0.0	#
Materials	0.0	#
Cash and Other	6.8

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,000.00	$4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.73	4.11
Class K
Actual	1,000.00	1,002.02	2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	2.86

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.4%)
BMW Floorplan Master Owner Trust,
Series 2015-1A A 1.659%, 7/15/20 (l)§	$5,074,000	$5,090,591
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3 1.910%, 3/16/20§	3,485,479	3,491,332
CNH Equipment Trust,
Series 2014-B A4 1.610%, 5/17/21	3,386,769	3,388,421
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§	582,986	582,900
Dell Equipment Finance Trust,
Series 2015-1 A3 1.300%, 3/23/20 (b)§	81,679	81,676
Delta Air Lines Pass-Through Trust,
Series 2009-1 A 7.750%, 12/17/19	31,468	34,615
Drive Auto Receivables Trust,
Series 2016-CA A3 1.670%, 11/15/19 (b)§	2,327,000	2,326,983
Series 2017-BA A1 1.200%, 4/16/18 (b)§	2,043,837	2,043,861
Exeter Automobile Receivables Trust,
Series 2016-3A A 1.840%, 11/16/20 (b)§	997,353	994,550
Series 2017-2A A 2.110%, 6/15/21§	2,493,117	2,491,295
First National Master Note Trust,
Series 2015-1 A 1.929%, 9/15/20 (l)	3,200,000	3,203,633
Flagship Credit Auto Trust,
Series 2016-3 A1 1.610%, 12/15/19 (b)§	2,200,178	2,196,334
Series 2017-2 A 1.850%, 7/15/21 (b)§	3,100,000	3,099,841
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1 1.650%, 5/15/20§	2,831,960	2,831,973
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20	2,052,358	2,050,892
Hertz Fleet Lease Funding LP,
Series 2014-1 A 1.517%, 4/10/28 (l)§	663,471	663,506
Hertz Vehicle Financing II LP,
Series 2015-3A A 2.670%, 9/25/21 (b)§	4,605,000	4,580,420
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3 1.400%, 11/15/18§	1,708,240	1,708,078
Marlette Funding Trust,
Series 2017-1A A 2.827%, 3/15/24§	1,543,878	1,549,229
Series 2017-2A A 2.390%, 7/15/24 (b)§	2,944,000	2,943,994

Mercedes Benz Auto Lease Trust,
Series 2015-B A3 1.340%, 7/16/18	$2,474,054	$2,473,560
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4 1.430%, 5/21/21§	5,823,000	5,821,405
Santander Drive Auto Receivables Trust,
Series 2013-2 E 2.980%, 4/15/20§	3,849,000	3,851,837
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	1,220,670	1,231,592
Series 2017-2 A 3.280%, 2/25/26§	2,180,947	2,172,722
Synchrony Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22	5,784,000	5,827,009
Volkswagen Credit Auto Master Trust,
Series 2014-1A A1 1.562%, 7/22/19 (l)§	1,700,000	1,700,131
Series 2014-1A A2 1.400%, 7/22/19§	2,430,000	2,429,722
Volvo Financial Equipment LLC,
Series 2015-1A A3 1.510%, 6/17/19§	3,290,953	3,292,402
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2015-1 A 1.712%, 1/20/20 (l)	4,974,000	4,983,069
World Financial Network Credit Card Master Trust,
Series 2015-A A 1.639%, 2/15/22 (l)	3,297,000	3,303,227

Total Asset-Backed Securities		82,440,800

Collateralized Mortgage Obligations (8.6%)
Bellemeade Re II Ltd.,
Series 2016-1A M2A 5.716%, 4/25/26 (b)(l)§	762,137	765,510
FHLMC,
Series 3017 CF 1.459%, 8/15/25 (l)	42,443	42,477
Series 3305 FT 1.559%, 7/15/34 (l)	151,329	151,479
Series 3349 FE 1.649%, 7/15/37 (l)	2,629,640	2,645,368
Series 3807 FM 1.659%, 2/15/41 (l)	102,325	103,002
Series 3927 FH 1.609%, 9/15/41 (l)	177,415	177,819
Series 4029 LD 1.750%, 1/15/27	7,043,884	6,973,882
Series 4087 FB 1.629%, 7/15/42 (l)	2,532,049	2,533,884
Series 4286 VF 1.609%, 12/15/43 (l)	2,382,750	2,380,206
Series 4350 KF 1.401%, 1/15/39 (l)	2,067,374	2,062,820
Series 4457 BA 3.000%, 7/15/39	10,364,512	10,576,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Series 4459 CA 5.000%, 12/15/34	$4,663,138	$4,935,392
Series 4459 DA 5.500%, 10/15/35	3,629,448	3,730,424
Series 4483 A 3.000%, 12/15/29	8,984,701	9,147,446
Series 4486 JN 2.000%, 11/15/24	11,646,383	11,640,001
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ1 M2 3.716%, 8/25/24 (l)	921,752	933,700
Series 2014-HQ2 M1 2.666%, 9/25/24 (l)	654,230	655,490
Series 2015-DNA3 M2 4.066%, 4/25/28 (l)	910,223	941,776
Series 2015-HQ1 M2 3.416%, 3/25/25 (l)	927,669	937,735
Series 2015-HQ2 M2 3.166%, 5/25/25 (l)	3,500,000	3,565,965
Series 2015-HQA1 M2 3.866%, 3/25/28 (l)	3,486,883	3,571,110
Series 2016-DNA2 M1 2.466%, 10/25/28 (l)	468,989	470,015
Series 2016-DNA3 M1 2.316%, 12/25/28 (l)	1,209,722	1,213,544
Series 2016-DNA4 M1 2.016%, 3/25/29 (l)	825,711	827,029
Series 2016-HQA1 M1 2.966%, 9/25/28 (l)	1,595,435	1,603,891
Series 2016-HQA2 M2 3.466%, 11/25/28 (l)	2,574,000	2,644,689
Series 2017-DNA1 M1 2.416%, 7/25/29 (l)	815,887	826,192
Series 2017-DNA2 M1 2.416%, 10/25/29 (l)	2,037,801	2,065,963
FNMA,
Series 2006-42 CF 1.666%, 6/25/36 (l)	143,470	144,059
Series 2007-109 GF 1.896%, 12/25/37 (l)	203,179	205,827
Series 2011-53 FT 1.796%, 6/25/41 (l)	464,278	468,294
Series 2011-86 KF 1.766%, 9/25/41 (l)	431,693	434,906
Series 2011-86 NF 1.766%, 9/25/41 (l)	224,306	225,980
Series 2012-65 FA 1.666%, 6/25/42 (l)	133,411	133,600
Series 2013-121 FA 1.616%, 12/25/43 (l)	1,692,942	1,695,507
Series 2014-49 AF 1.370%, 8/25/44 (l)	7,326,357	7,310,020
Series 2014-54 LA 3.000%, 2/25/44	2,677,785	2,719,346
Series 2014-C01 M1 2.816%, 1/25/24 (l)	437,512	441,365
Series 2014-C04 2M2 6.216%, 11/25/24 (l)	2,811,156	3,165,315
Series 2015-72 PC 3.000%, 10/25/43	8,625,466	8,772,784
Series 2016-C03 1M1 3.216%, 10/25/28 (l)	3,756,901	3,824,907
Series 2016-C03 2M1 3.416%, 10/25/28 (l)	3,075,983	3,117,397

Series 2016-C04 1M1 2.666%, 1/25/29 (l)	1,385,345	1,401,448
Series 2016-C05 2M1 2.566%, 1/25/29 (l)	1,141,354	1,150,403
Series 2016-C06 1M1 2.516%, 4/25/29 (l)	4,093,951	4,146,223
Series 2016-C07 2M1 2.516%, 4/25/29 (l)	1,739,791	1,751,928
Series 2017-C01 1M1 2.516%, 7/25/29 (l)	2,364,475	2,389,237
Series 2017-C02 2M1 2.366%, 9/25/29 (l)	2,198,495	2,216,941
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A 1.644%, 12/8/20 (l)	5,774,656	5,799,470
Series 2010-R3 2A 1.644%, 12/8/20 (l)	648,834	651,622
Series 2011-R4 1A 1.464%, 3/6/20 (l)	103,252	103,251
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1 3.966%, 11/25/25 (b)(l)§	391,084	393,730
Series 2015-WF1 2M1 4.066%, 11/25/25 (b)(l)§	744,545	753,707

Total Collateralized Mortgage Obligations		131,540,309

Commercial Mortgage-Backed Securities (1.3%)
CGBAM Commercial Mortgage Trust,
Series 2016-IMC A 3.072%, 11/15/21 (l)§	1,470,000	1,470,922
GS Mortgage Securities Trust,
Series 2013-GC14 A1 1.217%, 8/10/46	242,467	242,325
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§	649,861	649,071
Series 2012-C8 C 4.759%, 10/15/45 (b)(l)§	1,752,000	1,799,814
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D 5.000%, 7/15/56	1,550,000	1,536,101
Series 2015-XLF2 AFSA 2.997%, 8/15/26 (b)(l)§	1,353,451	1,352,968
Series 2015-XLF2 SNMA 3.077%, 11/15/26 (b)(l)§	1,530,749	1,518,851
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A 2.222%, 4/15/32 (l)§	209,381	209,353
Starwood Retail Property Trust,
Series 2014-STAR A 2.347%, 11/15/27 (b)(l)§	5,141,906	5,091,227
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A 6.009%, 6/15/45 (l)	92,472	92,281
WFRBS Commercial Mortgage Trust,
Series 2014-C24 A2 2.863%, 11/15/47	3,800,000	3,869,455
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 C 5.392%, 2/15/44 (l)§	1,985,000	2,124,119

Total Commercial Mortgage-Backed Securities		19,956,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Corporate Bonds (4.9%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	$127,000	$130,006

Media (0.0%)
NBCUniversal Enterprise, Inc.
1.843%, 4/15/18 (l)§	306,000	307,507

Total Consumer Discretionary		437,513

Consumer Staples (0.4%)
Beverages (0.1%)
Diageo Capital plc
5.750%, 10/23/17	92,000	93,169
Molson Coors Brewing Co.
2.250%, 3/15/20§	1,520,000	1,522,084

		1,615,253

Food & Staples Retailing (0.3%)
Kroger Co. (The)
6.150%, 1/15/20	3,510,000	3,839,322

Food Products (0.0%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,011

Total Consumer Staples		5,485,586

Energy (0.5%)
Energy Equipment & Services (0.5%)
Schlumberger Holdings Corp.
1.900%, 12/21/17§	8,210,000	8,220,185

Oil, Gas & Consumable Fuels (0.0%)
Energy Transfer LP
9.700%, 3/15/19	69,000	77,167
EOG Resources, Inc.
6.875%, 10/1/18	31,000	32,822
Marathon Oil Corp.
5.900%, 3/15/18	71,000	72,833
Nexen Energy ULC
6.200%, 7/30/19	25,000	26,841

		209,663

Total Energy		8,429,848

Financials (3.7%)
Banks (2.2%)
Banco Santander SA
3.500%, 4/11/22	2,600,000	2,658,178
Citigroup, Inc.
1.892%, 11/24/17 (l)(x)	4,105,000	4,112,919
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,740,561
ING Groep NV
3.150%, 3/29/22	3,156,000	3,217,852
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	4,680,000	4,717,793
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	4,883,000	4,883,045
SunTrust Bank
7.250%, 3/15/18	154,000	159,859

US Bancorp
1.672%, 11/15/18 (l)	$3,195,000	$3,210,072
Wells Fargo & Co.
2.125%, 4/22/19	2,194,000	2,208,743
3.069%, 1/24/23	3,081,000	3,122,034

		33,031,056

Capital Markets (0.3%)
Morgan Stanley
5.950%, 12/28/17	184,000	187,751
1.875%, 1/5/18	4,112,000	4,121,112
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	127,752

		4,436,615

Consumer Finance (0.9%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,904,725
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,862,368
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	6,570,000	6,592,157

		14,359,250

Diversified Financial Services (0.3%)
Hertz Vehicle Financing II LP
2.730%, 3/25/21§	4,695,000	4,666,307
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	31,000	31,682

		4,697,989

Insurance (0.0%)
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	33,820

Total Financials		56,558,730

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	32,752

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,076

Road & Rail (0.0%)
Norfolk Southern Corp.
5.750%, 4/1/18	154,000	158,574

Total Industrials		202,402

Materials (0.0%)
Chemicals (0.0%)
Monsanto Co.
5.125%, 4/15/18	31,000	31,778

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,069

Total Materials		64,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp. (REIT)
4.500%, 1/15/18	$95,000	$96,304

Total Real Estate		96,304

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.800%, 2/15/19	4,355,000	4,615,141

Total Telecommunication Services		4,615,141

Utilities (0.0%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	16,009
PacifiCorp
5.650%, 7/15/18	154,000	160,460

Total Utilities		176,469

Total Corporate Bonds		76,066,840

Foreign Government Securities (2.0%)
Federative Republic of Brazil
5.875%, 1/15/19	305,000	322,537
8.000%, 1/15/18	42,667	43,598
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	10,318,728
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	5,137,500
Republic of Korea
7.125%, 4/16/19	154,000	167,797
Republic of Panama
5.200%, 1/30/20	462,000	498,960
State of Israel
5.125%, 3/26/19	138,000	146,107
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,406,000

Total Foreign Government Securities		31,041,227

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	18,000	21,239
Board of Regents of the University of Texas System, Revenue Bonds,
Series 2010C 4.794%, 8/15/46	55,000	64,920
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	61,000	77,766
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650%, 8/1/30	31,000	33,986
City & County of San Francisco Public Utilities Commission, Revenue Bonds,
Series 2010E 6.000%, 11/1/40	$123,000	$155,390
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845%, 1/1/38	38,000	41,734
6.395%, 1/1/40	21,000	28,544
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	11,000	14,940
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	38,000	49,654
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	92,000	115,419
City of New York, General Obligation Bonds,
Series 2009-A1 5.206%, 10/1/31	46,000	53,418
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2009E 5.456%, 12/1/39	77,000	97,127
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881%, 7/1/42	61,000	66,777
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.600%, 8/1/42	31,000	45,229
6.750%, 8/1/49	61,000	93,040
County of Los Angeles Unified School District, General Obligation Bonds,
Series 2009-KRY 5.755%, 7/1/29	31,000	38,190
5.750%, 7/1/34	77,000	97,255
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	46,000	62,002
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	31,000	42,117
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	38,000	46,591
7.055%, 4/1/57	61,000	70,352
Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
Series 2010-15B 5.192%, 8/1/40	45,000	52,034
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	23,000	31,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010B-1 6.548%, 11/15/31	$31,000	$40,361
6.648%, 11/15/39	31,000	42,319
Metropolitan Washington Airports Authority, Revenue Bonds,
Series 2009D 7.462%, 10/1/46	89,000	129,571
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2010B 6.561%, 12/15/40	31,000	36,135
North Texas Tollway Authority System, Revenue Bonds,
Series 2009B 6.718%, 1/1/49	88,000	128,354
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	61,000	72,933
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	69,000	85,339
5.561%, 12/1/49	92,000	115,302
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	31,000	38,127
6.918%, 4/1/40	31,000	43,836
7.043%, 4/1/50	61,000	93,375
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds,
Series 2009-F2 6.263%, 4/1/49	92,000	130,945
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.350%, 11/1/39	61,000	89,624
State of Georgia, General Obligation Bonds,
Series 2009H 4.503%, 11/1/25	31,000	33,818
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010D 5.500%, 3/15/30	31,000	36,792
5.600%, 3/15/40	31,000	38,822
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	18,000	22,186
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010D 5.481%, 8/1/39	61,000	76,443
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F 5.090%, 8/1/33	31,000	36,768
5.140%, 8/1/40	31,000	38,290

Total Municipal Bonds		2,728,514

Supranational (0.0%)
Corp. Andina de Fomento
8.125%, 6/4/19	46,000	51,116
Inter-American Development Bank
3.875%, 2/14/20	307,000	323,865

Total Supranational		374,981

U.S. Government Agency Securities (20.7%)
FHLB
5.000%, 11/17/17	$5,859,000	$5,942,872
1.000%, 12/19/17	66,445,000	66,365,485
1.375%, 3/9/18	70,000,000	70,008,400
5.500%, 7/15/36	92,000	124,628
FHLMC
1.000%, 12/15/17	172,485,000	172,306,892
FNMA
1.000%, 9/20/17	4,587,000	4,584,993

Total U.S. Government Agency Securities		319,333,270

U.S. Treasury Obligations (49.7%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/18 TIPS	26,441,019	26,353,206
0.125%, 4/15/19 TIPS	30,883,862	30,903,646
0.125%, 4/15/20 TIPS	30,860,444	30,911,907
U.S. Treasury Notes
1.875%, 10/31/17	80,665,000	80,855,635
0.875%, 11/15/17	210,000,000	209,827,737
0.625%, 11/30/17	100,000,000	99,785,940
0.875%, 11/30/17	58,000,000	57,937,923
1.000%, 2/15/18	180,000,000	179,768,664
1.000%, 3/15/18	50,000,000	49,919,920

Total U.S. Treasury Obligations		766,264,578

Total Long-Term Debt Securities (92.8%) (Cost $1,431,545,215)		1,429,747,006

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	5,505,599	5,507,251

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $200,019, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $204,000. (xx)	$200,000	200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $54,803, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $60,923. (xx)	$54,796	$54,796
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,041,229, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,061,952. (xx)	1,041,129	1,041,129
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000

Total Repurchase Agreements		1,595,925

U.S. Government Agency Securities (6.5%)
FFCB
1.08%, 10/18/17 (o)(p)	$50,000,000	$49,835,545
FHLB
1.01%, 9/22/17 (o)(p)	50,000,000	49,882,500

Total U.S. Government Agency Securities		99,718,045

Total Short-Term Investments (6.9%) (Cost $106,894,785)		106,821,221

Total Investments (99.7%) (Cost $1,538,440,000)		1,536,568,227
Other Assets Less Liabilities (0.3%)		4,351,688

Net Assets (100%)		$1,540,919,915

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $94,613,886 or 6.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $30,592,537 or 2.0% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $1,560,005. This was secured by cash collateral of $1,595,925 which was subsequently invested in joint repurchase agreements with a total value of $1,595,925, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
NCUA	— National Credit Union Administration
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	465	September-17	$100,651,159	$100,490,860	$(160,299)

Sales
10 Year U.S. Treasury Notes	93	September-17	$11,694,712	$11,674,406	$20,306
5 Year U.S. Treasury Notes	406	September-17	47,933,478	47,841,391	92,087

					$112,393

					$(47,906)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$82,440,800	$—	$82,440,800
Collateralized Mortgage Obligations	—	131,540,309	—	131,540,309
Commercial Mortgage-Backed Securities	—	19,956,487	—	19,956,487
Corporate Bonds
Consumer Discretionary	—	437,513	—	437,513
Consumer Staples	—	5,485,586	—	5,485,586
Energy	—	8,429,848	—	8,429,848
Financials	—	56,558,730	—	56,558,730
Industrials	—	202,402	—	202,402
Materials	—	64,847	—	64,847
Real Estate	—	96,304	—	96,304
Telecommunication Services	—	4,615,141	—	4,615,141
Utilities	—	176,469	—	176,469
Foreign Government Securities	—	31,041,227	—	31,041,227
Futures	112,393	—	—	112,393
Municipal Bonds	—	2,728,514	—	2,728,514
Short-Term Investments
Investment Companies	5,507,251	—	—	5,507,251
Repurchase Agreements	—	1,595,925	—	1,595,925
U.S. Government Agency Securities	—	99,718,045	—	99,718,045
Supranational	—	374,981	—	374,981
U.S. Government Agency Securities	—	319,333,270	—	319,333,270
U.S. Treasury Obligations	—	766,264,578	—	766,264,578

Total Assets	$5,619,644	$1,531,060,976	$—	$1,536,680,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(160,299)	$—	$—	$(160,299)

Total Liabilities	$(160,299)	$—	$—	$(160,299)

Total	$5,459,345	$1,531,060,976	$—	$1,536,520,321

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$112,393	*

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(160,299	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$(651,935)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$66,781

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $170,783,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,453,402
Long-term U.S. government debt securities	31,085,106

$127,538,508

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,312,674
Long-term U.S. government debt securities	346,151,782

$440,464,456

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,411,805
Aggregate gross unrealized depreciation	(3,303,908)

Net unrealized depreciation	$(1,892,103)

Federal income tax cost of investments	$1,538,460,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,536,844,075)	$1,534,972,302
Repurchase Agreements (Cost $1,595,925)	1,595,925
Cash	3,395,593
Cash held as collateral at broker	262,577
Dividends, interest and other receivables	3,079,954
Receivable for securities sold	2,046,476
Due from broker for futures variation margin	101,759
Receivable from Separate Accounts for Trust shares sold	47,233
Security lending income receivable	17
Other assets	17,487

Total assets	1,545,519,323

LIABILITIES
Payable for securities purchased	1,765,593
Payable for return of collateral on securities loaned	1,595,925
Investment management fees payable	571,566
Payable to Separate Accounts for Trust shares redeemed	374,067
Administrative fees payable	124,802
Distribution fees payable – Class IB	116,789
Trustees’ fees payable	1,731
Accrued expenses	48,935

Total liabilities	4,599,408

NET ASSETS	$1,540,919,915

Net assets were comprised of:
Paid in capital	$1,546,801,751
Accumulated undistributed net investment income (loss)	3,273,209
Accumulated undistributed net realized gain (loss) on investments and futures	(7,235,366)
Net unrealized appreciation (depreciation) on investments and futures	(1,919,679)

Net assets	$1,540,919,915

Class IB
Net asset value, offering and redemption price per share, $564,925,505 / 57,331,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $975,994,410 / 98,410,643 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

(x)	Includes value of securities on loan of $1,560,005.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$8,124,208
Dividends	84,508
Securities lending (net)	32

Total income	8,208,748

EXPENSES
Investment management fees	3,473,454
Administrative fees	759,118
Distribution fees – Class IB	717,161
Printing and mailing expenses	58,878
Professional fees	47,857
Trustees’ fees	18,441
Custodian fees	18,348
Miscellaneous	25,656

Total expenses	5,118,913

NET INVESTMENT INCOME (LOSS)	3,089,835

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(145,475)
Futures	(651,935)

Net realized gain (loss)	(797,410)

Change in unrealized appreciation (depreciation) on:
Investments	(399,681)
Futures	66,781

Net change in unrealized appreciation (depreciation)	(332,900)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,130,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,959,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,089,835	$1,481,956
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	(797,410)	877,309
Net change in unrealized appreciation (depreciation) on investments and futures	(332,900)	2,411,988

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,959,525	4,771,253

DIVIDENDS:
Dividends from net investment income
Class IB	—	(568,122)
Class K	—	(3,256,296)

TOTAL DIVIDENDS	—	(3,824,418)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,877,781 and 6,581,073 shares, respectively ]	18,496,864	64,902,222
Capital shares issued in reinvestment of dividends [ 0 and 57,724 shares, respectively ]	—	568,122
Capital shares repurchased [ (4,725,810) and (13,801,834) shares, respectively ]	(46,552,706)	(136,110,155)

Total Class IB transactions	(28,055,842)	(70,639,811)

Class K
Capital shares sold [ 2,991,244 and 16,364,433 shares, respectively ]	29,636,651	162,279,393
Capital shares issued in reinvestment of dividends [ 0 and 329,166 shares, respectively ]	—	3,256,296
Capital shares repurchased [ (3,021,848) and (17,053,737) shares, respectively ]	(29,940,564)	(169,092,237)

Total Class K transactions	(303,913)	(3,556,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,359,755)	(74,196,359)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,400,230)	(73,249,524)
NET ASSETS:
Beginning of period	1,567,320,145	1,640,569,669

End of period (a)	$1,540,919,915	$1,567,320,145

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,273,209	$183,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			May 20, 2013* to December 31, 2013
Class IB		2016	2015	2014
Net asset value, beginning of period	$9.85	$9.84	$9.89	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.01)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and futures	(0.01)	0.03	(0.02)	(0.01)	(0.04)

Total from investment operations	— #	0.02	(0.05)	(0.05)	(0.06)

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—

Net asset value, end of period	$9.85	$9.85	$9.84	$9.89	$9.94

Total return (b)	0.00%	0.20%	(0.51)%	(0.50)%	(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$564,926	$592,703	$662,903	$743,593	$877,376
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.82%	0.82%	0.82%	0.83	%(dd)
Before waivers (a)(f)	0.82%	0.82%	0.82%	0.82%	0.83	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.24%	(0.05)%	(0.30)%	(0.40)%	(0.25	)%(l)(dd)
Before waivers (a)(f)	0.24%	(0.05)%	(0.30)%	(0.40)%	(0.25	)%(l)(dd)
Portfolio turnover rate (z)^	22%	63%	53%	78%	38%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			November 19, 2013** to December 31, 2013		May 20, 2013* to August 23, 2013‡
Class K		2016	2015	2014
Net asset value, beginning of period	$9.90	$9.90	$9.92	$9.94	$9.95		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	— #	(0.02)	—	#	0.03
Net realized and unrealized gain (loss) on investments and futures	— #	0.01	(0.02)	— #	(0.01)		(0.07)

Total from investment operations	0.02	0.03	(0.02)	(0.02)	(0.01)		(0.04)

Less distributions:
Dividends from net investment income	—	(0.03)	—	—	—		—

Net asset value, end of period	$9.92	$9.90	$9.90	$9.92	$9.94		$9.96

Total return (b)	0.20%	0.35%	(0.20)%	(0.20)%	(0.10)%		(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$975,994	$974,617	$977,667	$914,906	$122,560		$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57%	0.57%	0.57%	0.57%	0.63	%(dd)	0.65	%(dd)
Before waivers (a)(f)	0.57%	0.57%	0.57%	0.57%	0.63	%(dd)	1.30	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.49%	0.20%	(0.04)%	(0.15)%	(0.10	)%(l)(dd)	1.33	%(l)(dd)
Before waivers (a)(f)	0.49%	0.20%	(0.04)%	(0.15)%	(0.10	)%(l)(dd)	0.68	%(l)(dd)
Portfolio turnover rate (z)^	22%	63%	53%	78%	38%		38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	On August 23, 2013 operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(dd)	During the period, the Portfolio waived and then recouped the waived expenses

See Notes to Financial Statements.

AXA/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	20.2%
Industrials	20.1
Health Care	16.0
Consumer Discretionary	16.0
Financials	13.0
Repurchase Agreements	11.3
Real Estate	3.6
Materials	3.5
Energy	2.9
Utilities	1.8
Consumer Staples	1.3
Telecommunication Services	0.8
Investment Companies	0.6
Cash and Other	(11.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,095.53	$4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,095.80	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,096.63	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$734,760
Cooper Tire & Rubber Co. (x)	31,400	1,133,540
Cooper-Standard Holdings, Inc.*	8,700	877,569
Dana, Inc.	81,100	1,810,963
Dorman Products, Inc.*	14,000	1,158,780
Fox Factory Holding Corp.*	17,000	605,200
Gentherm, Inc.*	19,800	768,240
Horizon Global Corp.*	10,200	146,472
LCI Industries	13,600	1,392,640
Modine Manufacturing Co.*	23,400	387,270
Motorcar Parts of America, Inc.*	8,000	225,920
Standard Motor Products, Inc.	10,800	563,976
Superior Industries International, Inc.	12,200	250,710
Tenneco, Inc.	30,100	1,740,683
Tower International, Inc.	8,800	197,560

		11,994,283

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	567,000

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	912,456
Weyco Group, Inc.	3,900	108,732

		1,021,188

Diversified Consumer Services (2.1%)
Adtalem Global Education, Inc.	34,900	1,324,455
American Public Education, Inc.*	3,450	81,593
Ascent Capital Group, Inc., Class A*	7,800	119,808
Bright Horizons Family Solutions, Inc.*	202,705	15,650,853
Capella Education Co.	6,550	560,680
Career Education Corp.*	34,500	331,200
Chegg, Inc. (x)*	41,600	511,264
Grand Canyon Education, Inc.*	237,748	18,641,820
Houghton Mifflin Harcourt Co.*	69,300	852,390
K12, Inc.*	16,200	290,304
Laureate Education, Inc., Class A*	11,700	205,101
Regis Corp.*	22,110	227,070
Sotheby’s*	18,500	992,895
Strayer Education, Inc.	5,800	540,676
Weight Watchers International, Inc.*	13,600	454,512

		40,784,621

Hotels, Restaurants & Leisure (5.2%)
Belmond Ltd., Class A*	43,700	581,210
Biglari Holdings, Inc.*	770	307,800
BJ’s Restaurants, Inc.*	11,800	439,550
Bloomin’ Brands, Inc.	51,100	1,084,853
Bob Evans Farms, Inc.	13,000	933,790

Boyd Gaming Corp.	39,200	$972,552
Brinker International, Inc.	23,900	910,590
Buffalo Wild Wings, Inc.*	76,528	9,696,098
Caesars Acquisition Co., Class A*	23,900	455,295
Caesars Entertainment Corp. (x)*	27,740	332,880
Carrols Restaurant Group, Inc.*	16,500	202,125
Cheesecake Factory, Inc. (The)	22,000	1,106,600
Churchill Downs, Inc.	7,300	1,338,090
Chuy’s Holdings, Inc.*	7,400	173,160
ClubCorp Holdings, Inc.	33,700	441,470
Cracker Barrel Old Country Store, Inc. (x)	10,000	1,672,500
Dave & Buster’s Entertainment, Inc.*	195,414	12,996,985
Del Frisco’s Restaurant Group, Inc.*	7,800	125,580
Denny’s Corp.*	52,112	613,358
DineEquity, Inc. (x)	11,300	497,765
Eldorado Resorts, Inc.*	22,414	448,280
Fiesta Restaurant Group, Inc.*	14,300	295,295
Hilton Grand Vacations, Inc.*	297,689	10,734,665
ILG, Inc.	60,613	1,666,251
International Speedway Corp., Class A	12,900	484,395
J Alexander’s Holdings, Inc.*	5,682	69,605
Jack in the Box, Inc.	16,700	1,644,950
La Quinta Holdings, Inc.*	51,300	757,701
Marcus Corp. (The)	7,400	223,480
Marriott Vacations Worldwide Corp.	11,700	1,377,675
Monarch Casino & Resort, Inc.*	12,000	363,000
Papa John’s International, Inc.	14,166	1,016,552
Penn National Gaming, Inc.*	49,900	1,067,860
Pinnacle Entertainment, Inc.*	31,700	626,392
Planet Fitness, Inc., Class A	837,834	19,555,045
Red Robin Gourmet Burgers, Inc.*	9,600	626,400
Red Rock Resorts, Inc., Class A	33,000	777,150
Ruth’s Hospitality Group, Inc.	10,200	221,850
Scientific Games Corp., Class A*	26,200	683,820
SeaWorld Entertainment, Inc. (x)	37,500	610,125
Shake Shack, Inc., Class A (x)*	7,700	268,576
Sonic Corp.	27,700	733,773
Speedway Motorsports, Inc.	4,400	80,388
Texas Roadhouse, Inc.	36,700	1,869,865
Vail Resorts, Inc.	87,450	17,737,484
Wingstop, Inc. (x)	14,100	435,690
Zoe’s Kitchen, Inc. (x)*	6,000	71,460

		99,329,978

Household Durables (0.7%)
AV Homes, Inc. (x)*	2,900	58,145
Cavco Industries, Inc.*	4,800	622,320
Ethan Allen Interiors, Inc.	14,900	481,270
GoPro, Inc., Class A (x)*	52,700	428,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Helen of Troy Ltd.*	15,200	$1,430,320
Installed Building Products, Inc.*	10,400	550,680
iRobot Corp. (x)*	14,119	1,187,973
KB Home	40,700	975,579
La-Z-Boy, Inc.	25,600	832,000
LGI Homes, Inc. (x)*	8,400	337,512
Libbey, Inc.	11,300	91,078
Lifetime Brands, Inc.	4,300	78,045
M/I Homes, Inc.*	12,800	365,440
MDC Holdings, Inc.	20,245	715,256
Meritage Homes Corp.*	23,900	1,008,580
NACCO Industries, Inc., Class A	500	35,425
PICO Holdings, Inc.*	6,500	113,750
Taylor Morrison Home Corp., Class A*	29,700	713,097
TopBuild Corp.*	20,100	1,066,707
TRI Pointe Group, Inc.*	94,175	1,242,168
Universal Electronics, Inc.*	9,500	635,075
ZAGG, Inc.*	3,700	32,005

		13,000,876

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	2,400	23,400
Etsy, Inc.*	54,800	822,000
Expedia, Inc.	44,664	6,652,703
FTD Cos., Inc.*	8,160	163,200
Groupon, Inc. (x)*	165,100	633,984
HSN, Inc.	19,600	625,240
Lands’ End, Inc. (x)*	1,500	22,350
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	475,600
Nutrisystem, Inc.	15,100	785,955
PetMed Express, Inc.	9,600	389,760
Shutterfly, Inc.*	20,600	978,500

		11,572,692

Leisure Products (0.2%)
American Outdoor Brands Corp. (x)*	28,200	624,912
Callaway Golf Co.	47,000	600,660
Marine Products Corp.	26,000	405,860
Nautilus, Inc.*	13,200	252,780
Sturm Ruger & Co., Inc. (x)	8,300	515,845
Vista Outdoor, Inc.*	27,800	625,778

		3,025,835

Media (1.1%)
AMC Entertainment Holdings, Inc., Class A (x)	26,562	604,286
Entercom Communications Corp., Class A (x)	9,200	95,220
Entravision Communications Corp., Class A	31,400	207,240
Eros International plc (x)*	12,300	140,835
EW Scripps Co. (The), Class A*	40,165	715,339
Gannett Co., Inc.	61,400	535,408
Global Eagle Entertainment, Inc. (x)*	5,500	19,580

Gray Television, Inc.*	29,100	$398,670
IMAX Corp.*	435,340	9,577,479
Liberty Media Corp-Liberty Braves, Class A*	500	11,945
Liberty Media Corp-Liberty Braves, Class C*	16,500	395,505
Loral Space & Communications, Inc.*	7,400	307,470
MDC Partners, Inc., Class A (x)	24,850	246,015
Meredith Corp. (x)	20,100	1,194,945
MSG Networks, Inc., Class A*	31,100	698,195
National CineMedia, Inc.	36,100	267,862
New Media Investment Group, Inc.	26,000	350,480
New York Times Co. (The), Class A	75,400	1,334,580
Nexstar Media Group, Inc., Class A	25,006	1,495,359
Scholastic Corp.	13,300	579,747
Sinclair Broadcast Group, Inc., Class A (x)	36,300	1,194,270
Time, Inc.	52,400	751,940
World Wrestling Entertainment, Inc., Class A (x)	18,900	384,993

		21,507,363

Multiline Retail (0.9%)
Big Lots, Inc. (x)	23,200	1,120,560
Dillard’s, Inc., Class A (x)	7,400	426,906
Fred’s, Inc., Class A (x)	19,700	181,831
JC Penney Co, Inc. (x)*	150,800	701,220
Ollie’s Bargain Outlet Holdings, Inc.*	343,465	14,631,609

		17,062,126

Specialty Retail (4.2%)
Aaron’s, Inc.	34,300	1,334,270
Abercrombie & Fitch Co., Class A	38,100	473,964
American Eagle Outfitters, Inc.	87,000	1,048,350
Asbury Automotive Group, Inc.*	11,400	644,670
Ascena Retail Group, Inc. (x)*	97,264	209,118
Barnes & Noble Education, Inc.*	8,647	91,918
Barnes & Noble, Inc.	24,600	186,960
Buckle, Inc. (The) (x)	20,300	361,340
Burlington Stores, Inc.*	152,960	14,070,789
Caleres, Inc.	20,300	563,934
Camping World Holdings, Inc., Class A	3,600	111,060
Cato Corp. (The), Class A	17,800	313,102
Chico’s FAS, Inc.	78,600	740,412
Children’s Place, Inc. (The) (x)	9,845	1,005,175
Conn’s, Inc.*	2,100	40,110
DSW, Inc., Class A	35,100	621,270
Express, Inc.*	49,200	332,100
Finish Line, Inc. (The), Class A	21,900	310,323
Five Below, Inc.*	320,079	15,802,299
Floor & Decor Holdings, Inc., Class A*	164,810	6,470,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Francesca’s Holdings Corp.*	25,600	$280,064
Genesco, Inc.*	10,800	366,120
GNC Holdings, Inc., Class A (x)	35,800	301,794
Group 1 Automotive, Inc.	12,800	810,496
Guess?, Inc.	39,000	498,420
Haverty Furniture Cos., Inc.	2,000	50,200
Hibbett Sports, Inc.*	11,848	245,846
Lithia Motors, Inc., Class A (x)	158,050	14,893,051
Lumber Liquidators Holdings, Inc. (x)*	12,800	320,768
MarineMax, Inc.*	2,600	50,830
Monro Muffler Brake, Inc. (x)	18,650	778,638
Office Depot, Inc.	288,900	1,629,396
Pier 1 Imports, Inc.	32,000	166,080
Rent-A-Center, Inc. (x)	23,200	271,904
RH (x)*	18,600	1,200,072
Select Comfort Corp.*	21,100	748,839
Shoe Carnival, Inc.	1,350	28,188
Sonic Automotive, Inc., Class A	14,400	280,080
Tailored Brands, Inc. (x)	28,000	312,480
Tile Shop Holdings, Inc.	17,000	351,050
Ulta Beauty, Inc.*	45,852	13,175,114
Vitamin Shoppe, Inc.*	10,100	117,665
West Marine, Inc.	6,500	83,525
Zumiez, Inc.*	8,856	109,372

		81,801,597

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	16,000	928,960
Crocs, Inc.*	35,900	276,789
Deckers Outdoor Corp.*	19,000	1,296,940
Fossil Group, Inc. (x)*	21,900	226,665
G-III Apparel Group Ltd.*	24,000	598,800
Movado Group, Inc.	7,100	179,275
Oxford Industries, Inc.	7,600	474,924
Steven Madden Ltd.*	29,262	1,169,017
Wolverine World Wide, Inc.	50,500	1,414,505

		6,565,875

Total Consumer Discretionary		308,233,434

Consumer Staples (1.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	4,900	647,535
Castle Brands, Inc. (x)*	20,100	34,572
Coca-Cola Bottling Co. Consolidated	2,600	595,062
Craft Brew Alliance, Inc.*	1,100	18,535
MGP Ingredients, Inc. (x)	6,100	312,137
National Beverage Corp.	5,700	533,292
Primo Water Corp.*	2,200	27,940

		2,169,073

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	17,700	604,455
Chefs’ Warehouse, Inc. (The) (x)*	1,300	16,900
Ingles Markets, Inc., Class A	7,800	259,740

Natural Grocers by Vitamin Cottage, Inc.*	1,500	$12,405
Performance Food Group Co.*	34,600	948,040
PriceSmart, Inc.	12,700	1,112,520
Smart & Final Stores, Inc. (x)*	6,200	56,420
SpartanNash Co.	19,320	501,547
SUPERVALU, Inc.*	127,700	420,133
United Natural Foods, Inc.*	25,200	924,840
Village Super Market, Inc., Class A	400	10,368
Weis Markets, Inc.	3,700	180,264

		5,047,632

Food Products (0.6%)
Alico, Inc.	200	6,260
Amplify Snack Brands, Inc. (x)*	3,600	34,704
B&G Foods, Inc. (x)	36,100	1,285,160
Calavo Growers, Inc.	8,400	580,020
Cal-Maine Foods, Inc. (x)*	18,200	720,720
Darling Ingredients, Inc.*	91,022	1,432,686
Dean Foods Co.	44,900	763,300
Farmer Brothers Co.*	700	21,175
Fresh Del Monte Produce, Inc.	17,800	906,198
Freshpet, Inc. (x)*	2,200	36,520
Hostess Brands, Inc.*	38,900	626,290
J&J Snack Foods Corp.	8,600	1,135,802
John B Sanfilippo & Son, Inc.	4,400	277,684
Lancaster Colony Corp.	10,100	1,238,462
Landec Corp.*	800	11,880
Limoneira Co.	500	11,815
Omega Protein Corp.	5,800	103,820
Sanderson Farms, Inc. (x)	9,800	1,133,370
Seneca Foods Corp., Class A*	300	9,315
Snyder’s-Lance, Inc.	39,826	1,378,776
Tootsie Roll Industries, Inc. (x)	10,363	361,151

		12,075,108

Household Products (0.1%)
Central Garden & Pet Co.*	1,300	41,327
Central Garden & Pet Co., Class A*	23,000	690,460
HRG Group, Inc.*	57,900	1,025,409
Oil-Dri Corp. of America	100	4,201
Orchids Paper Products Co. (x)	1,600	20,720
WD-40 Co.	7,800	860,730

		2,642,847

Personal Products (0.1%)
elf Beauty, Inc. (x)*	5,400	146,934
Inter Parfums, Inc.	5,800	212,570
Medifast, Inc.	600	24,882
Natural Health Trends Corp. (x)	300	8,355
Nature’s Sunshine Products, Inc.	9,800	129,850
Nutraceutical International Corp.	9,400	391,510
Revlon, Inc., Class A*	4,500	106,650
USANA Health Sciences, Inc.*	7,400	474,340

		1,495,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Turning Point Brands, Inc.*	300	$4,602
Universal Corp.	12,000	776,400
Vector Group Ltd.	52,519	1,119,705

		1,900,707

Total Consumer Staples		25,330,458

Energy (2.9%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	38,400	437,760
Atwood Oceanics, Inc. (x)*	35,400	288,510
Basic Energy Services, Inc. (x)*	6,100	151,890
Bristow Group, Inc. (x)	40,301	308,303
C&J Energy Services, Inc.*	22,600	774,502
CARBO Ceramics, Inc. (x)*	9,800	67,130
Diamond Offshore Drilling, Inc. (x)*	31,400	340,062
Dril-Quip, Inc.*	18,400	897,920
Ensco plc, Class A	148,200	764,712
Era Group, Inc.*	9,200	87,032
Exterran Corp.*	19,200	512,640
Fairmount Santrol Holdings, Inc. (x)*	122,000	475,800
Forum Energy Technologies, Inc.*	37,900	591,240
Frank’s International NV (x)	11,800	97,822
Geospace Technologies Corp.*	10,200	141,066
Gulf Island Fabrication, Inc. (x)	800	9,280
Helix Energy Solutions Group, Inc.*	75,800	427,512
Independence Contract Drilling, Inc.*	2,000	7,780
Keane Group, Inc. (x)*	17,300	276,800
Key Energy Services, Inc. (x)*	1,300	25,012
Mammoth Energy Services, Inc.*	2,500	46,500
Matrix Service Co.*	16,900	158,015
McDermott International, Inc.*	150,900	1,081,953
Natural Gas Services Group, Inc.*	8,300	206,255
NCS Multistage Holdings, Inc.*	2,000	50,360
Newpark Resources, Inc.*	56,300	413,805
Noble Corp. plc (x)	118,700	429,694
Oil States International, Inc.*	28,300	768,345
Parker Drilling Co.*	82,600	111,510
PHI, Inc. (Non-Voting)*	10,200	99,552
Pioneer Energy Services Corp.*	30,100	61,705
ProPetro Holding Corp.*	9,300	129,828
RigNet, Inc.*	8,700	139,635
Rowan Cos. plc, Class A*	56,700	580,608
SEACOR Holdings, Inc.*	10,000	343,000
SEACOR Marine Holdings, Inc. (x)*	15,454	314,643
Select Energy Services, Inc., Class A*	2,900	35,235
Smart Sand, Inc.*	8,800	78,408
Solaris Oilfield Infrastructure, Inc., Class A (x)*	3,600	41,508
Superior Energy Services, Inc.*	758,820	7,914,493
Tesco Corp.*	24,900	110,805
TETRA Technologies, Inc.*	52,200	145,638
Unit Corp.*	27,600	516,948

US Silica Holdings, Inc.	37,900	$1,345,071
Willbros Group, Inc.*	1,200	2,964

		21,809,251

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	25,000	40,500
Adams Resources & Energy, Inc.	100	4,108
Alon USA Energy, Inc.	18,300	243,756
Approach Resources, Inc.*	9,000	30,330
Arch Coal, Inc., Class A (x)	10,700	730,810
Ardmore Shipping Corp.	1,400	11,410
Bill Barrett Corp.*	58,100	178,367
Bonanza Creek Energy, Inc.*	9,900	313,929
California Resources Corp. (x)*	43,700	373,635
Callon Petroleum Co. (x)*	91,537	971,208
Carrizo Oil & Gas, Inc.*	30,800	536,536
Clean Energy Fuels Corp.*	12,100	30,734
Cloud Peak Energy, Inc.*	10,000	35,300
Cobalt International Energy, Inc.*	1	2
Contango Oil & Gas Co.*	9,079	60,285
CVR Energy, Inc. (x)	13,900	302,464
Delek US Holdings, Inc.	37,700	996,788
Denbury Resources, Inc. (x)*	183,600	280,908
DHT Holdings, Inc.	63,700	264,355
Dorian LPG Ltd.*	7,300	59,714
Earthstone Energy, Inc. (x)*	1,100	11,011
Eclipse Resources Corp.*	61,398	175,598
Energy XXI Gulf Coast, Inc. (x)*	14,400	267,408
EP Energy Corp., Class A (x)*	37,700	137,982
Evolution Petroleum Corp. (x)	1,200	9,720
EXCO Resources, Inc. (x)*	1	3
Frontline Ltd. (x)	33,100	189,663
GasLog Ltd. (x)	21,300	324,825
Gastar Exploration, Inc. (x)*	18,400	17,038
Gener8 Maritime, Inc.*	7,200	40,968
Golar LNG Ltd. (x)	46,400	1,032,400
Green Plains, Inc.	23,700	487,035
Halcon Resources Corp. (x)*	35,600	161,624
Hallador Energy Co.	900	6,993
International Seaways, Inc.*	14,300	309,881
Jagged Peak Energy, Inc. (x)*	17,700	236,295
Jones Energy, Inc., Class A*	14,100	22,560
Lilis Energy, Inc. (x)*	3,700	18,130
Matador Resources Co. (x)*	42,800	914,636
Midstates Petroleum Co., Inc.*	1,500	19,005
Navios Maritime Acquisition Corp.	4,400	6,468
Nordic American Tankers Ltd. (x)	41,200	261,208
Oasis Petroleum, Inc.*	122,263	984,217
Overseas Shipholding Group, Inc., Class A*	8,200	21,812
Pacific Ethanol, Inc.*	8,000	50,000
Panhandle Oil and Gas, Inc., Class A	7,400	170,940
Par Pacific Holdings, Inc. (x)*	8,000	144,320
Parsley Energy, Inc., Class A*	274,911	7,628,780
PDC Energy, Inc.*	187,990	8,104,249
Peabody Energy Corp.*	23,900	584,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Penn Virginia Corp. (x)*	600	$22,050
Renewable Energy Group, Inc.*	4,500	58,275
Resolute Energy Corp. (x)*	10,500	312,585
REX American Resources Corp.*	3,400	328,304
Ring Energy, Inc.*	5,500	71,500
Rosehill Resources, Inc.*	400	3,336
Sanchez Energy Corp. (x)*	65,800	472,444
Scorpio Tankers, Inc.	96,600	383,502
SemGroup Corp., Class A	34,300	926,100
Ship Finance International Ltd. (x)	37,200	505,920
SilverBow Resources, Inc.*	500	13,080
SRC Energy, Inc. (x)*	94,400	635,312
Stone Energy Corp. (x)*	2,800	51,464
Teekay Corp.	47,000	313,490
Teekay Tankers Ltd., Class A	66,200	124,456
Tellurian, Inc.*	9,200	92,276
Ultra Petroleum Corp. (x)*	94,800	1,028,580
Uranium Energy Corp. (x)*	8,900	14,151
W&T Offshore, Inc.*	16,400	32,144
Westmoreland Coal Co.*	10,200	49,674
WildHorse Resource Development Corp. (x)*	15,200	188,024

		33,430,930

Total Energy		55,240,181

Financials (13.0%)
Banks (7.2%)
1st Source Corp.	8,935	428,344
Access National Corp.	600	15,912
ACNB Corp.	200	6,100
Allegiance Bancshares, Inc.*	400	15,320
American National Bankshares, Inc.	7,300	269,735
Ameris Bancorp	19,400	935,080
Ames National Corp.	10,060	307,836
Arrow Financial Corp.	3,285	103,970
Atlantic Capital Bancshares, Inc.*	1,100	20,900
Banc of California, Inc. (x)	25,700	552,550
BancFirst Corp.	4,100	396,060
Banco Latinoamericano de Comercio Exterior SA, Class E	17,420	476,960
Bancorp, Inc. (The)*	3,100	23,498
BancorpSouth, Inc.	45,200	1,378,600
Bank of Commerce Holdings (x)	600	6,630
Bank of Marin Bancorp	2,590	159,415
Bank of NT Butterfield & Son Ltd. (The)	26,100	890,010
Bankwell Financial Group, Inc.	100	3,123
Banner Corp.	20,000	1,130,200
Bar Harbor Bankshares (x)	473	14,578
BCB Bancorp, Inc.	300	4,590
Berkshire Hills Bancorp, Inc.	22,800	801,420
Blue Hills Bancorp, Inc.	2,900	51,910
Boston Private Financial Holdings, Inc.	54,810	841,334

Bridge Bancorp, Inc.	8,700	$289,710
Brookline Bancorp, Inc.	33,856	494,298
Bryn Mawr Bank Corp.	8,300	352,750
BSB Bancorp, Inc.*	300	8,775
C&F Financial Corp.	100	4,690
Cadence BanCorp*	900	19,692
Camden National Corp.	11,525	494,538
Capital Bank Financial Corp., Class A	14,181	540,296
Capital City Bank Group, Inc.	9,400	191,948
Capstar Financial Holdings, Inc.*	400	7,096
Carolina Financial Corp.	900	29,088
Cathay General Bancorp	37,801	1,434,548
CenterState Banks, Inc.	24,900	619,014
Central Pacific Financial Corp.	21,600	679,752
Central Valley Community Bancorp	300	6,648
Century Bancorp, Inc., Class A	100	6,360
Chemical Financial Corp.	33,675	1,630,207
Chemung Financial Corp.	200	8,176
Citizens & Northern Corp.	6,900	160,494
City Holding Co.	10,500	691,635
Civista Bancshares, Inc.	500	10,440
CNB Financial Corp. (x)	5,740	137,588
CoBiz Financial, Inc.	19,200	334,080
Codorus Valley Bancorp, Inc.	200	5,680
Columbia Banking System, Inc.	33,110	1,319,434
Commerce Union Bancshares, Inc. (x)	200	4,774
Community Bank System, Inc.	23,596	1,315,949
Community Bankers Trust Corp. (x)*	700	5,775
Community Financial Corp. (The)	200	7,700
Community Trust Bancorp, Inc.	8,500	371,875
ConnectOne Bancorp, Inc.	16,400	369,820
CU Bancorp*	7,900	285,585
Customers Bancorp, Inc.*	14,900	421,372
CVB Financial Corp.	49,600	1,112,528
DNB Financial Corp. (x)	200	6,860
Eagle Bancorp, Inc.*	17,930	1,134,969
Enterprise Bancorp, Inc.	200	7,108
Enterprise Financial Services Corp.	15,490	631,992
Equity Bancshares, Inc., Class A*	500	15,320
Evans Bancorp, Inc. (x)	100	3,995
Farmers & Merchants Bancorp, Inc.	100	6,200
Farmers Capital Bank Corp.	200	7,710
Farmers National Banc Corp.	500	7,250
FB Financial Corp. (x)*	1,900	68,761
FCB Financial Holdings, Inc., Class A*	21,200	1,012,300
Fidelity Southern Corp.	2,300	52,578
Financial Institutions, Inc.	900	26,820
First Bancorp	16,900	528,294
First BanCorp*	79,700	461,463
First Bancorp, Inc.	3,140	84,968
First Bancshares, Inc. (The)	200	5,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

First Busey Corp.	16,373	$480,056
First Business Financial Services, Inc.	300	6,924
First Citizens BancShares, Inc., Class A	4,200	1,565,340
First Commonwealth Financial Corp.	59,700	756,996
First Community Bancshares, Inc.	11,600	317,260
First Community Financial Partners, Inc.*	400	5,160
First Connecticut Bancorp, Inc.	11,900	305,235
First Financial Bancorp	31,160	863,132
First Financial Bankshares, Inc. (x)	35,200	1,555,840
First Financial Corp.	3,100	146,630
First Financial Northwest, Inc.	300	4,839
First Foundation, Inc.*	1,200	19,716
First Guaranty Bancshares, Inc. (x)	200	5,448
First Internet Bancorp	300	8,415
First Interstate BancSystem, Inc., Class A	15,789	587,351
First Merchants Corp.	20,800	834,912
First Mid-Illinois Bancshares, Inc.	300	10,272
First Midwest Bancorp, Inc.	50,000	1,165,500
First Northwest Bancorp*	300	4,731
First of Long Island Corp. (The)	11,000	314,600
First Republic Bank	135,177	13,531,218
Flushing Financial Corp.	20,350	573,667
FNB Bancorp (x)	300	8,238
Franklin Financial Network, Inc.*	600	24,750
Fulton Financial Corp.	96,900	1,841,100
German American Bancorp, Inc.	16,050	547,145
Glacier Bancorp, Inc.	41,430	1,516,752
Great Southern Bancorp, Inc.	3,300	176,550
Great Western Bancorp, Inc.	30,800	1,256,948
Green Bancorp, Inc.*	2,000	38,800
Guaranty Bancorp	11,400	310,080
Guaranty Bancshares, Inc. (x)	500	15,975
Hancock Holding Co.	42,290	2,072,210
Hanmi Financial Corp.	21,138	601,376
HarborOne Bancorp, Inc.*	600	11,976
Heartland Financial USA, Inc.	11,355	534,821
Heritage Commerce Corp.	1,500	20,670
Heritage Financial Corp.	17,866	473,449
Hilltop Holdings, Inc.	45,799	1,200,392
Home BancShares, Inc.	63,788	1,588,321
HomeTrust Bancshares, Inc.*	600	14,640
Hope Bancorp, Inc.	66,285	1,236,215
Horizon Bancorp	1,300	34,255
Howard Bancorp, Inc.*	300	5,775
IBERIABANK Corp.	24,648	2,008,812
Independent Bank Corp. (Berlin Stock Exchange)	800	17,400
Independent Bank Corp. (Nasdaq Stock Exchange)	13,600	906,440

Independent Bank Group, Inc.	8,600	$511,700
International Bancshares Corp.	28,700	1,005,935
Investar Holding Corp. (x)	300	6,870
Investors Bancorp, Inc.	145,872	1,948,850
Lakeland Bancorp, Inc.	20,010	377,189
Lakeland Financial Corp.	15,855	727,427
LCNB Corp.	200	4,000
LegacyTexas Financial Group, Inc.	22,130	843,817
Live Oak Bancshares, Inc. (x)	4,400	106,480
Macatawa Bank Corp.	600	5,724
MainSource Financial Group, Inc.	12,400	415,524
MB Financial, Inc.	43,040	1,895,482
MBT Financial Corp.	500	4,850
Mercantile Bank Corp.	8,100	254,988
Middlefield Banc Corp.	100	5,040
Midland States Bancorp, Inc.	2,400	80,448
MidSouth Bancorp, Inc. (x)	1,600	18,800
MidWestOne Financial Group, Inc.	300	10,167
MutualFirst Financial, Inc.	100	3,570
National Bank Holdings Corp., Class A	11,700	387,387
National Bankshares, Inc. (x)	3,000	122,400
National Commerce Corp.*	400	15,820
NBT Bancorp, Inc.	24,195	894,005
Nicolet Bankshares, Inc.*	300	16,413
Northeast Bancorp	400	8,140
Northrim BanCorp, Inc.	200	6,080
Norwood Financial Corp. (x)	100	4,225
OFG Bancorp	21,000	210,000
Ohio Valley Banc Corp. (x)	200	7,210
Old Line Bancshares, Inc.	300	8,454
Old National Bancorp	78,880	1,360,680
Old Point Financial Corp. (x)	200	6,576
Old Second Bancorp, Inc.	1,300	15,015
Opus Bank	9,800	237,160
Orrstown Financial Services, Inc.	300	6,855
Pacific Continental Corp.	9,900	252,945
Pacific Mercantile Bancorp*	400	3,520
Pacific Premier Bancorp, Inc.*	19,000	701,100
Paragon Commercial Corp. (x)*	100	5,247
Park National Corp.	6,450	668,994
Park Sterling Corp.	25,100	298,188
Parke Bancorp, Inc.	200	4,480
Peapack Gladstone Financial Corp.	1,100	34,419
Penns Woods Bancorp, Inc.	540	22,237
Peoples Bancorp of North Carolina, Inc. (x)	400	12,640
Peoples Bancorp, Inc.	7,200	231,336
Peoples Financial Services Corp.	100	4,373
People’s Utah Bancorp	400	10,720
Preferred Bank	6,200	331,514
Premier Financial Bancorp, Inc.	330	6,801
QCR Holdings, Inc.	500	23,700
Renasant Corp.	21,900	957,906
Republic Bancorp, Inc., Class A	4,800	171,360
Republic First Bancorp, Inc.*	2,500	23,125
S&T Bancorp, Inc.	19,961	715,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sandy Spring Bancorp, Inc.	15,910	$646,901
Seacoast Banking Corp. of Florida*	27,000	650,700
ServisFirst Bancshares, Inc.	24,400	900,116
Shore Bancshares, Inc.	300	4,935
Sierra Bancorp	3,100	76,105
Signature Bank*	99,440	14,272,622
Simmons First National Corp., Class A	16,320	863,328
SmartFinancial, Inc. (x)*	200	4,776
South State Corp.	16,540	1,417,478
Southern First Bancshares, Inc.*	200	7,410
Southern National Bancorp of Virginia, Inc.	300	5,280
Southside Bancshares, Inc.	12,835	448,457
Southwest Bancorp, Inc.	1,200	30,660
State Bank Financial Corp.	22,700	615,624
Sterling Bancorp	65,474	1,522,271
Stock Yards Bancorp, Inc.	12,150	472,635
Stonegate Bank	6,000	277,080
Summit Financial Group, Inc.	300	6,600
Sun Bancorp, Inc.	800	19,720
Sunshine Bancorp, Inc.*	300	6,393
SVB Financial Group*	94,047	16,532,521
Texas Capital Bancshares, Inc.*	24,450	1,892,430
Tompkins Financial Corp.	7,351	578,671
Towne Bank	25,709	791,837
TriCo Bancshares	9,900	347,985
TriState Capital Holdings, Inc.*	2,400	60,480
Triumph Bancorp, Inc.*	700	17,185
Trustmark Corp.	34,720	1,116,595
Two River Bancorp	400	7,436
UMB Financial Corp.	23,460	1,756,216
Umpqua Holdings Corp.	113,173	2,077,856
Union Bankshares Corp.	22,397	759,258
Union Bankshares, Inc.	100	4,750
United Bankshares, Inc. (x)	50,932	1,996,534
United Community Banks, Inc.	36,600	1,017,480
United Security Bancshares (x)	300	2,775
Unity Bancorp, Inc. (x)	200	3,440
Univest Corp. of Pennsylvania	12,938	387,493
Valley National Bancorp	129,447	1,528,769
Veritex Holdings, Inc.*	700	18,431
Washington Trust Bancorp, Inc.	10,800	556,740
WashingtonFirst Bankshares, Inc.	725	25,034
WesBanco, Inc.	21,916	866,559
West Bancorp, Inc.	6,100	144,265
Westamerica Bancorp	13,500	756,540
Wintrust Financial Corp.	28,270	2,160,959
Xenith Bankshares, Inc.*	1,100	34,166

		139,500,013

Capital Markets (2.5%)
Actua Corp.*	15,350	215,668
Affiliated Managers Group, Inc.	74,185	12,304,324
Arlington Asset Investment Corp., Class A (x)	5,800	79,286
Artisan Partners Asset Management, Inc., Class A	21,600	663,120

Associated Capital Group, Inc., Class A	3,730	$126,820
B. Riley Financial, Inc.	2,101	38,974
Cohen & Steers, Inc.	11,366	460,778
Cowen, Inc. (x)*	4,300	69,875
Diamond Hill Investment Group, Inc.	1,600	319,040
Donnelley Financial Solutions, Inc.*	12,800	293,888
Evercore Partners, Inc., Class A	22,200	1,565,100
Fifth Street Asset Management, Inc.	500	2,425
Financial Engines, Inc.	28,400	1,039,440
GAIN Capital Holdings, Inc.	2,700	16,821
GAMCO Investors, Inc., Class A	4,530	134,088
Greenhill & Co., Inc.	22,600	454,260
Hamilton Lane, Inc., Class A	1,700	37,383
Houlihan Lokey, Inc.	10,300	359,470
INTL. FCStone, Inc.*	8,100	305,856
Investment Technology Group, Inc.	20,000	424,800
KCG Holdings, Inc., Class A*	27,371	545,778
Ladenburg Thalmann Financial Services, Inc.*	7,600	18,544
Lazard Ltd., Class A	287,154	13,303,844
Medley Management, Inc., Class A	500	3,250
Moelis & Co., Class A	11,500	446,775
OM Asset Management plc	40,100	595,886
Oppenheimer Holdings, Inc., Class A	500	8,200
Piper Jaffray Cos.	8,000	479,600
PJT Partners, Inc., Class A	8,700	349,914
Pzena Investment Management, Inc., Class A	1,900	19,304
Safeguard Scientifics, Inc.*	2,330	27,727
Stifel Financial Corp.*	234,038	10,761,067
Virtu Financial, Inc., Class A (x)	13,000	229,450
Virtus Investment Partners, Inc.	2,895	321,200
Waddell & Reed Financial, Inc., Class A (x)	41,500	783,520
Westwood Holdings Group, Inc.	1,000	56,690
Wins Finance Holdings, Inc. (x)*†	100	18,900
WisdomTree Investments, Inc. (x)	72,600	738,342

		47,619,407

Consumer Finance (0.3%)
Elevate Credit, Inc.*	1,800	14,256
Encore Capital Group, Inc. (x)*	17,050	684,558
Enova International, Inc.*	2,300	34,155
EZCORP, Inc., Class A*	12,800	98,560
FirstCash, Inc.	26,604	1,551,012
Green Dot Corp., Class A*	25,200	970,956
LendingClub Corp.*	171,700	946,067
Nelnet, Inc., Class A	10,450	491,255
PRA Group, Inc.*	26,460	1,002,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Regional Management Corp.*	1,000	$23,630
World Acceptance Corp. (x)*	3,220	241,210

		6,058,493

Diversified Financial Services (0.1%)
FNFV Group*	43,900	693,620
Marlin Business Services Corp.	10,700	269,105
NewStar Financial, Inc.	8,900	93,450
On Deck Capital, Inc. (x)*	13,300	61,978
Tiptree, Inc.	400	2,820

		1,120,973

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	563,875
American Equity Investment Life Holding Co.	47,380	1,245,146
AMERISAFE, Inc.	11,990	682,831
AmTrust Financial Services, Inc.	41,400	626,796
Argo Group International Holdings Ltd.	14,705	891,123
Atlas Financial Holdings, Inc.*	600	8,940
Baldwin & Lyons, Inc., Class B	3,287	80,532
Blue Capital Reinsurance Holdings Ltd.	200	3,660
Citizens, Inc. (x)*	21,100	155,718
CNO Financial Group, Inc.	87,900	1,835,351
Crawford & Co., Class B	2,700	25,110
Donegal Group, Inc., Class A	7,100	112,890
eHealth, Inc.*	2,600	48,880
EMC Insurance Group, Inc.	1,100	30,558
Employers Holdings, Inc.	18,300	774,090
Enstar Group Ltd.*	5,950	1,181,968
FBL Financial Group, Inc., Class A	5,300	325,950
Federated National Holding Co.	500	8,000
Fidelity & Guaranty Life (x)	13,600	422,280
Genworth Financial, Inc., Class A*	262,800	990,756
Global Indemnity Ltd.*	7,250	281,083
Greenlight Capital Re Ltd., Class A*	20,316	424,604
Hallmark Financial Services, Inc.*	13,300	149,891
HCI Group, Inc.	1,100	51,678
Health Insurance Innovations, Inc., Class A*	3,600	84,600
Heritage Insurance Holdings, Inc.	12,900	167,958
Horace Mann Educators Corp.	24,910	941,598
Independence Holding Co.	7,584	155,093
Infinity Property & Casualty Corp.	6,000	564,000
Investors Title Co.	100	19,344
James River Group Holdings Ltd.	14,500	576,085
Kemper Corp.	20,700	799,020
Kingstone Cos., Inc.	500	7,650
Kinsale Capital Group, Inc.	1,100	41,041
Maiden Holdings Ltd.	34,930	387,723
MBIA, Inc.*	85,600	807,208

National General Holdings Corp.	34,700	$732,170
National Western Life Group, Inc., Class A	1,030	329,209
Navigators Group, Inc. (The)	15,200	834,480
NI Holdings, Inc. (x)*	1,200	21,456
OneBeacon Insurance Group Ltd., Class A	11,100	202,353
Primerica, Inc.	23,000	1,742,249
RLI Corp.	22,500	1,228,950
Safety Insurance Group, Inc.	8,350	570,305
Selective Insurance Group, Inc.	30,340	1,518,517
State Auto Financial Corp.	6,900	177,537
State National Cos., Inc.	2,200	40,436
Stewart Information Services Corp.	12,600	571,788
Third Point Reinsurance Ltd.*	36,100	501,790
Trupanion, Inc. (x)*	4,600	102,948
United Fire Group, Inc.	15,100	665,306
United Insurance Holdings Corp.	2,400	37,752
Universal Insurance Holdings, Inc. (x)	19,000	478,800
WMIH Corp.*	20,500	25,625

		25,254,701

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	13,100	239,730
Anworth Mortgage Asset Corp. (REIT)	46,100	277,061
Apollo Commercial Real Estate Finance, Inc. (REIT)	44,748	830,075
Ares Commercial Real Estate Corp. (REIT)	1,200	15,708
ARMOUR Residential REIT, Inc. (REIT)	20,916	522,900
Capstead Mortgage Corp. (REIT)	50,010	521,604
Cherry Hill Mortgage Investment Corp. (REIT)	1,900	35,093
CYS Investments, Inc. (REIT)	93,937	790,010
Dynex Capital, Inc. (REIT)	3,200	22,720
Ellington Residential Mortgage REIT (REIT) (x)	1,800	26,388
Great Ajax Corp. (REIT) (x)	1,100	15,378
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	24,000	548,880
Invesco Mortgage Capital, Inc. (REIT)	58,655	980,126
KKR Real Estate Finance Trust, Inc. (REIT) (x)	1,100	23,650
Ladder Capital Corp. (REIT)	34,308	460,070
MTGE Investment Corp. (REIT)	26,845	504,686
New York Mortgage Trust, Inc. (REIT) (x)	91,700	570,374
Orchid Island Capital, Inc. (REIT)	11,000	108,460
Owens Realty Mortgage, Inc. (REIT)	300	5,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

PennyMac Mortgage Investment Trust (REIT)	46,763	$855,295
Redwood Trust, Inc. (REIT)	40,000	681,600
Resource Capital Corp. (REIT) (x)	11,187	113,772
Sutherland Asset Management Corp. (REIT) (x)	800	11,880
Western Asset Mortgage Capital Corp. (REIT)	10,600	109,180

		8,269,728

Thrifts & Mortgage Finance (1.2%)
ASB Bancorp, Inc. (x)*	200	8,790
Astoria Financial Corp.	57,300	1,154,595
Bank Mutual Corp.	15,900	145,485
BankFinancial Corp.	12,600	187,992
Bear State Financial, Inc.	300	2,838
Beneficial Bancorp, Inc.	45,376	680,640
BofI Holding, Inc. (x)*	34,800	825,456
Capitol Federal Financial, Inc.	77,100	1,095,591
Charter Financial Corp.	17,576	316,368
Clifton Bancorp, Inc.	800	13,224
Dime Community Bancshares, Inc.	24,400	478,240
Entegra Financial Corp.*	200	4,550
ESSA Bancorp, Inc.	300	4,416
Essent Group Ltd.*	39,000	1,448,460
Federal Agricultural Mortgage Corp., Class C	4,300	278,210
First Defiance Financial Corp.	400	21,072
Flagstar Bancorp, Inc.*	17,700	545,514
Hingham Institution for Savings	100	18,193
Home Bancorp, Inc.	200	8,504
HomeStreet, Inc.*	12,700	351,473
Impac Mortgage Holdings, Inc. (x)*	800	12,104
Kearny Financial Corp.	51,279	761,493
LendingTree, Inc. (x)*	3,300	568,260
Malvern Bancorp, Inc. (x)*	200	4,790
Meridian Bancorp, Inc.	30,100	508,690
Meta Financial Group, Inc.	4,300	382,700
MGIC Investment Corp.*	199,051	2,229,370
Nationstar Mortgage Holdings, Inc.*	13,200	236,148
NMI Holdings, Inc., Class A*	24,100	275,945
Northfield Bancorp, Inc.	24,658	422,885
Northwest Bancshares, Inc.	51,790	808,442
OceanFirst Financial Corp.	23,600	640,032
Ocwen Financial Corp. (x)*	48,100	129,389
Oritani Financial Corp.	23,094	393,753
PCSB Financial Corp.*	1,800	30,708
PennyMac Financial Services, Inc., Class A*	1,900	31,730
PHH Corp.*	38,200	526,014
Provident Bancorp, Inc.*	100	2,250
Provident Financial Holdings, Inc.	200	3,850
Provident Financial Services, Inc.	31,600	802,008
Prudential Bancorp, Inc.	200	3,632
Radian Group, Inc.	110,666	1,809,389
Riverview Bancorp, Inc. (x)	1,200	7,968

SI Financial Group, Inc.	300	$4,830
Southern Missouri Bancorp, Inc.	700	22,582
Territorial Bancorp, Inc.	3,800	118,522
Timberland Bancorp, Inc. (x)	300	7,581
TrustCo Bank Corp.	66,200	513,050
United Community Financial Corp.	900	7,479
United Financial Bancorp, Inc.	26,345	439,698
Walker & Dunlop, Inc.*	14,500	708,035
Washington Federal, Inc.	51,500	1,709,800
Waterstone Financial, Inc.	1,900	35,815
Western New England Bancorp, Inc.	800	8,120
WSFS Financial Corp.	16,400	743,740

		22,500,413

Total Financials		250,323,728

Health Care (16.0%)
Biotechnology (5.9%)
Abeona Therapeutics, Inc. (x)*	1,900	12,160
Acceleron Pharma, Inc.*	14,300	434,577
Achaogen, Inc. (x)*	14,100	306,393
Achillion Pharmaceuticals, Inc.*	41,100	188,649
Acorda Therapeutics, Inc.*	28,100	553,570
Adamas Pharmaceuticals, Inc.*	2,100	36,729
Aduro Biotech, Inc. (x)*	15,200	173,280
Advaxis, Inc. (x)*	27,900	181,071
Agenus, Inc.*	46,600	182,206
Aimmune Therapeutics, Inc. (x)*	25,100	516,056
Akebia Therapeutics, Inc.*	17,900	257,223
Alder Biopharmaceuticals, Inc. (x)*	188,181	2,154,672
AMAG Pharmaceuticals, Inc. (x)*	19,553	359,775
Amicus Therapeutics, Inc. (x)*	63,500	639,445
AnaptysBio, Inc.*	800	19,144
Anavex Life Sciences Corp. (x)*	3,500	18,620
Ardelyx, Inc.*	6,300	32,130
Arena Pharmaceuticals, Inc.*	11,940	201,428
Array BioPharma, Inc.*	92,500	774,225
Asterias Biotherapeutics, Inc. (x)*	1,900	6,745
Atara Biotherapeutics, Inc. (x)*	9,900	138,600
Athersys, Inc. (x)*	6,800	10,268
Audentes Therapeutics, Inc. (x)*	1,300	24,869
Avexis, Inc. (x)*	74,680	6,135,709
Axovant Sciences Ltd.*	10,800	250,452
BeiGene Ltd. (ADR) (x)*	19,600	882,000
Bellicum Pharmaceuticals, Inc. (x)*	11,500	134,320
BioCryst Pharmaceuticals, Inc. (x)*	40,700	226,292
Biohaven Pharmaceutical Holding Co. Ltd.*	52,106	1,302,650
BioSpecifics Technologies Corp.*	400	19,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

BioTime, Inc. (x)*	33,700	$106,155
Bluebird Bio, Inc. (x)*	19,300	2,027,465
Blueprint Medicines Corp.*	139,017	7,043,991
Calithera Biosciences, Inc. (x)*	8,900	132,165
Cara Therapeutics, Inc. (x)*	9,500	146,205
Cascadian Therapeutics, Inc. (x)*	3,400	12,631
Catalyst Pharmaceuticals, Inc. (x)*	5,900	16,284
Celldex Therapeutics, Inc. (x)*	65,600	162,032
ChemoCentryx, Inc.*	13,100	122,616
Chimerix, Inc.*	28,600	155,870
Clovis Oncology, Inc.*	120,770	11,307,696
Coherus Biosciences, Inc. (x)*	12,900	185,115
Conatus Pharmaceuticals, Inc. (x)*	5,100	29,376
Concert Pharmaceuticals, Inc. (x)*	1,500	20,925
Corbus Pharmaceuticals Holdings, Inc. (x)*	5,500	34,650
Corvus Pharmaceuticals, Inc. (x)*	1,400	16,940
Curis, Inc.*	8,500	16,065
Cytokinetics, Inc.*	20,200	244,420
CytomX Therapeutics, Inc.*	2,500	38,750
DBV Technologies SA (ADR)*	125,836	4,493,604
Dynavax Technologies Corp. (x)*	21,060	203,229
Eagle Pharmaceuticals, Inc.*	4,700	370,783
Edge Therapeutics, Inc. (x)*	1,100	11,286
Editas Medicine, Inc. (x)*	16,300	273,514
Emergent BioSolutions, Inc.*	18,700	634,117
Enanta Pharmaceuticals, Inc.*	6,100	219,478
Epizyme, Inc.*	12,200	184,220
Esperion Therapeutics, Inc. (x)*	10,000	462,800
Exact Sciences Corp.*	55,100	1,948,887
Fate Therapeutics, Inc. (x)*	2,000	6,480
FibroGen, Inc.*	26,200	846,260
Five Prime Therapeutics, Inc.*	17,600	529,936
Flexion Therapeutics, Inc. (x)*	13,000	262,860
Fortress Biotech, Inc.*	2,500	11,875
Foundation Medicine, Inc. (x)*	8,700	345,825
Genocea Biosciences, Inc.*	2,000	10,440
Genomic Health, Inc.*	14,000	455,700
Geron Corp. (x)*	82,200	227,694
Global Blood Therapeutics, Inc.*	17,900	489,565
Halozyme Therapeutics, Inc. (x)*	59,200	758,944
Heron Therapeutics, Inc. (x)*	20,500	283,925
Idera Pharmaceuticals, Inc.*	7,700	13,244
Ignyta, Inc. (x)*	11,100	114,885
Immune Design Corp.*	1,900	18,525
ImmunoGen, Inc. (x)*	48,400	344,124
Immunomedics, Inc. (x)*	73,400	648,122
Inovio Pharmaceuticals, Inc. (x)*	38,100	298,704
Insmed, Inc.*	35,400	607,464
Insys Therapeutics, Inc. (x)*	14,400	182,160
Intellia Therapeutics, Inc. (x)*	11,200	179,200

Invitae Corp.*	2,500	$23,900
Iovance Biotherapeutics, Inc.*	15,400	113,190
Ironwood Pharmaceuticals, Inc. (x)*	72,800	1,374,464
Jounce Therapeutics, Inc.*	1,700	23,851
Karyopharm Therapeutics, Inc.*	6,200	56,110
Keryx Biopharmaceuticals, Inc. (x)*	49,700	359,331
Kindred Biosciences, Inc.*	1,600	13,760
Kite Pharma, Inc. (x)*	23,800	2,467,346
Kura Oncology, Inc.*	500	4,650
La Jolla Pharmaceutical Co. (x)*	6,300	187,551
Lexicon Pharmaceuticals, Inc. (x)*	32,042	527,091
Ligand Pharmaceuticals, Inc. (x)*	11,450	1,390,030
Loxo Oncology, Inc. (x)*	120,109	9,631,541
MacroGenics, Inc.*	17,300	302,923
Madrigal Pharmaceuticals, Inc. (x)*	300	4,878
Matinas BioPharma Holdings, Inc. (x)*	8,200	13,858
MediciNova, Inc. (x)*	1,100	5,786
Merrimack Pharmaceuticals, Inc. (x)	66,100	81,964
MiMedx Group, Inc. (x)*	60,900	911,673
Minerva Neurosciences, Inc. (x)*	22,700	200,895
Miragen Therapeutics, Inc.*	400	5,172
Momenta Pharmaceuticals, Inc.*	33,100	559,390
Myriad Genetics, Inc. (x)*	38,100	984,504
NantKwest, Inc. (x)*	13,000	98,670
Natera, Inc.*	9,100	98,826
Neurocrine Biosciences, Inc. (x)*	128,850	5,927,100
NewLink Genetics Corp. (x)*	27,800	204,330
Novavax, Inc. (x)*	127,400	146,510
Novelion Therapeutics, Inc.*	700	6,461
Nymox Pharmaceutical Corp.*	1,300	5,720
Organovo Holdings, Inc. (x)*	16,600	43,658
Otonomy, Inc.*	4,100	77,285
Ovid therapeutics, Inc.*	800	8,392
PDL BioPharma, Inc.*	76,900	189,943
Pieris Pharmaceuticals, Inc. (x)*	6,500	32,890
Portola Pharmaceuticals, Inc.*	23,400	1,314,378
Progenics Pharmaceuticals, Inc. (x)*	42,600	289,254
Protagonist Therapeutics, Inc. (x)*	3,100	35,061
Prothena Corp. plc (x)*	113,460	6,140,455
PTC Therapeutics, Inc. (x)*	24,700	452,751
Puma Biotechnology, Inc.*	12,900	1,127,460
Ra Pharmaceuticals, Inc.*	1,400	26,236
Radius Health, Inc. (x)*	16,000	723,680
Recro Pharma, Inc. (x)*	1,700	11,951
REGENXBIO, Inc.*	2,900	57,275
Repligen Corp.*	20,900	866,096
Retrophin, Inc.*	16,000	310,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Rigel Pharmaceuticals, Inc.*	61,500	$167,895
Sage Therapeutics, Inc. (x)*	85,228	6,787,558
Sangamo Therapeutics, Inc.*	32,000	281,600
Sarepta Therapeutics, Inc.*	23,100	778,701
Selecta Biosciences, Inc.*	1,400	27,804
Seres Therapeutics, Inc. (x)*	11,100	125,430
Spark Therapeutics, Inc.*	11,252	672,194
Spectrum Pharmaceuticals, Inc.*	32,000	238,400
Stemline Therapeutics, Inc. (x)*	3,100	28,520
Strongbridge Biopharma plc (x)*	600	4,290
Syndax Pharmaceuticals, Inc. (x)*	3,600	50,292
Synergy Pharmaceuticals, Inc. (x)*	94,700	421,415
Syros Pharmaceuticals, Inc.*	700	11,263
TESARO, Inc. (x)*	45,101	6,307,826
TG Therapeutics, Inc. (x)*	25,500	256,275
Tocagen, Inc. (x)*	1,300	15,639
Trevena, Inc.*	11,200	25,760
Ultragenyx Pharmaceutical, Inc. (x)*	88,330	5,486,176
Vanda Pharmaceuticals, Inc.*	21,603	352,129
VBI Vaccines, Inc. (x)*	1,000	4,350
Veracyte, Inc. (x)*	1,000	8,330
Versartis, Inc.*	15,300	266,985
Voyager Therapeutics, Inc.*	1,700	15,232
XBiotech, Inc. (x)*	13,400	62,980
Xencor, Inc.*	15,600	329,316
ZIOPHARM Oncology, Inc. (x)*	56,765	353,078

		113,948,181

Health Care Equipment & Supplies (5.3%)
Abaxis, Inc.	14,700	779,394
Accuray, Inc.*	33,067	157,068
Align Technology, Inc.*	120,461	18,083,605
Analogic Corp.	8,700	632,055
AngioDynamics, Inc.*	27,300	442,533
Anika Therapeutics, Inc.*	8,000	394,720
Antares Pharma, Inc. (x)*	12,300	39,606
AtriCure, Inc.*	22,300	540,775
Atrion Corp.	700	450,310
AxoGen, Inc.*	1,900	31,825
Cantel Medical Corp.	18,275	1,423,805
Cardiovascular Systems, Inc.*	15,100	486,673
Cerus Corp. (x)*	48,200	120,982
ConforMIS, Inc.*	7,800	33,462
CONMED Corp.	18,600	947,484
Corindus Vascular Robotics, Inc. (x)*	9,800	18,228
CryoLife, Inc.*	16,300	325,185
Cutera, Inc.*	1,400	36,260
DENTSPLY SIRONA, Inc.	109,504	7,100,239
DexCom, Inc. (x)*	150,222	10,988,739
Endologix, Inc. (x)*	23,200	112,752
Entellus Medical, Inc. (x)*	1,600	26,496
Exactech, Inc.*	17,800	530,440
FONAR Corp.*	600	16,650
GenMark Diagnostics, Inc.*	23,400	276,822
Glaukos Corp. (x)*	201,450	8,354,132

Globus Medical, Inc., Class A*	39,500	$1,309,425
Haemonetics Corp.*	28,300	1,117,567
Halyard Health, Inc.*	25,500	1,001,640
ICU Medical, Inc.*	7,600	1,311,000
Inogen, Inc.*	8,600	820,612
Insulet Corp.*	30,100	1,544,431
Integer Holdings Corp.*	15,100	653,075
Integra LifeSciences Holdings Corp.*	29,900	1,629,849
Invacare Corp.	15,300	201,960
iRhythm Technologies, Inc.*	5,000	212,450
K2M Group Holdings, Inc.*	19,700	479,892
Lantheus Holdings, Inc.*	6,300	111,195
LeMaitre Vascular, Inc.	1,400	43,708
LivaNova plc*	23,600	1,444,556
Masimo Corp.*	21,750	1,983,165
Meridian Bioscience, Inc.	26,900	423,675
Merit Medical Systems, Inc.*	21,075	804,011
Natus Medical, Inc.*	16,700	622,910
Neogen Corp.*	20,350	1,406,389
Nevro Corp. (x)*	142,609	10,614,388
Novocure Ltd. (x)*	28,100	486,130
NuVasive, Inc.*	26,800	2,061,456
NxStage Medical, Inc.*	31,200	782,184
Obalon Therapeutics, Inc. (x)*	500	4,955
OraSure Technologies, Inc.*	39,600	683,496
Orthofix International NV*	12,500	581,000
Oxford Immunotec Global plc*	1,000	16,820
Penumbra, Inc.*	142,461	12,500,953
Pulse Biosciences, Inc. (x)*	1,800	62,154
Quidel Corp.*	17,900	485,806
Quotient Ltd.*	1,500	11,040
Rockwell Medical, Inc. (x)*	22,500	178,425
RTI Surgical, Inc.*	28,200	164,970
Sientra, Inc. (x)*	1,900	18,468
Spectranetics Corp. (The)*	25,300	971,520
STAAR Surgical Co.*	31,100	335,880
Surmodics, Inc.*	18,100	509,515
Tactile Systems Technology, Inc. (x)*	2,400	68,592
Utah Medical Products, Inc.	200	14,480
Varex Imaging Corp.*	18,300	618,540
ViewRay, Inc. (x)*	4,600	29,762
Viveve Medical, Inc.*	1,700	12,206
Wright Medical Group NV*	50,345	1,383,984

		102,068,474

Health Care Providers & Services (1.7%)
AAC Holdings, Inc. (x)*	6,300	43,659
Aceto Corp.	17,900	276,555
Addus HomeCare Corp.*	400	14,880
Almost Family, Inc.*	6,200	382,230
Amedisys, Inc.*	14,700	923,307
American Renal Associates Holdings, Inc. (x)*	4,200	77,910
AMN Healthcare Services, Inc.*	24,800	968,440
BioScrip, Inc. (x)*	55,900	151,769
BioTelemetry, Inc.*	14,100	471,645
Capital Senior Living Corp.*	15,300	232,713
Chemed Corp.	7,600	1,554,428
Civitas Solutions, Inc.*	2,900	50,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Community Health Systems, Inc.*	57,600	$573,696
CorVel Corp.*	8,600	408,070
Cross Country Healthcare, Inc.*	15,900	205,269
Diplomat Pharmacy, Inc.*	23,900	353,720
Ensign Group, Inc. (The)	23,400	509,418
Genesis Healthcare, Inc.*	25,190	43,831
HealthEquity, Inc.*	24,200	1,205,886
HealthSouth Corp.	47,300	2,289,319
Kindred Healthcare, Inc.	45,681	532,184
Landauer, Inc.	5,233	273,686
LHC Group, Inc.*	9,300	631,377
Magellan Health, Inc.*	11,900	867,510
Molina Healthcare, Inc.*	22,550	1,560,009
National HealthCare Corp.	6,100	427,854
National Research Corp., Class A	500	13,450
Owens & Minor, Inc.#	32,950	1,060,661
PharMerica Corp.*	20,800	546,000
Providence Service Corp. (The)*	4,900	247,989
R1 RCM, Inc.*	6,200	23,250
RadNet, Inc.*	2,200	17,050
Select Medical Holdings Corp. (x)*	50,019	767,792
Surgery Partners, Inc.*	7,400	168,350
Teladoc, Inc. (x)*	353,596	12,269,780
Tenet Healthcare Corp. (x)*	39,500	763,930
Tivity Health, Inc.*	15,500	617,675
Triple-S Management Corp., Class B*	10,500	177,555
US Physical Therapy, Inc.	6,200	374,480

		32,078,077

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,126,708
Castlight Health, Inc., Class B (x)*	16,900	70,135
Computer Programs & Systems, Inc. (x)	6,500	213,200
Cotiviti Holdings, Inc.*	11,200	415,968
Evolent Health, Inc., Class A*	18,700	474,045
HealthStream, Inc.*	12,200	321,104
HMS Holdings Corp.*	52,400	969,400
Inovalon Holdings, Inc., Class A (x)*	30,500	401,075
Medidata Solutions, Inc.*	26,800	2,095,760
NantHealth, Inc. (x)*	2,300	9,729
Omnicell, Inc.*	23,800	1,025,780
Quality Systems, Inc.*	27,800	478,438
Simulations Plus, Inc. (x)	500	6,175
Tabula Rasa HealthCare, Inc.*	800	12,040
Vocera Communications, Inc.*	12,100	319,682

		7,939,239

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc. (x)*	12,100	330,935
Albany Molecular Research, Inc. (x)*	19,900	431,830

Cambrex Corp.*	17,900	$1,069,525
Enzo Biochem, Inc.*	3,400	37,536
Fluidigm Corp.*	20,300	82,012
ICON plc*	122,476	11,976,928
INC Research Holdings, Inc., Class A*	26,500	1,550,250
Luminex Corp.	28,500	601,920
Medpace Holdings, Inc.*	2,000	58,000
NanoString Technologies, Inc.*	2,700	44,658
NeoGenomics, Inc. (x)*	9,300	83,328
Pacific Biosciences of California, Inc. (x)*	36,100	128,516
PAREXEL International Corp.*	25,777	2,240,279
PRA Health Sciences, Inc.*	18,800	1,410,188

		20,045,905

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	4,100	111,192
Aerie Pharmaceuticals, Inc.*	17,700	930,135
Akorn, Inc.*	159,497	5,349,529
Amphastar Pharmaceuticals, Inc.*	18,600	332,196
ANI Pharmaceuticals, Inc.*	3,900	182,520
Aratana Therapeutics, Inc. (x)*	20,500	148,215
Assembly Biosciences, Inc.*	900	18,585
Catalent, Inc.*	61,145	2,146,190
Cempra, Inc.*	29,700	136,620
Clearside Biomedical, Inc.*	1,700	15,487
Collegium Pharmaceutical, Inc. (x)*	4,500	56,295
Corcept Therapeutics, Inc.*	36,600	431,880
Corium International, Inc. (x)*	2,700	20,142
Depomed, Inc.*	41,700	447,858
Dermira, Inc. (x)*	16,800	489,552
Durect Corp. (x)*	6,900	10,764
GW Pharmaceuticals plc (ADR)*	40,015	4,011,504
Heska Corp.*	3,000	306,210
Horizon Pharma plc*	84,200	999,454
Impax Laboratories, Inc.*	39,100	629,510
Innoviva, Inc.*	52,300	669,440
Intersect ENT, Inc.*	11,600	324,220
Intra-Cellular Therapies, Inc. (x)*	17,900	222,318
Lannett Co., Inc. (x)*	15,000	306,000
Medicines Co. (The) (x)*	164,510	6,253,025
MyoKardia, Inc.*	1,100	14,410
Nektar Therapeutics*	79,800	1,560,090
Neos Therapeutics, Inc. (x)*	7,700	56,210
Ocular Therapeutix, Inc. (x)*	13,500	125,145
Omeros Corp. (x)*	16,600	330,423
Pacira Pharmaceuticals, Inc.*	21,300	1,016,010
Paratek Pharmaceuticals, Inc.*	5,600	134,960
Phibro Animal Health Corp., Class A	7,400	274,170
Prestige Brands Holdings, Inc.*	28,700	1,515,647
Reata Pharmaceuticals, Inc., Class A*	4,700	148,708
Revance Therapeutics, Inc.*	7,900	208,560
SciClone Pharmaceuticals, Inc.*	36,200	398,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sucampo Pharmaceuticals, Inc., Class A*	10,600	$111,300
Supernus Pharmaceuticals, Inc.*	24,500	1,055,950
Teligent, Inc.*	3,000	27,450
Tetraphase Pharmaceuticals, Inc.*	24,800	176,824
TherapeuticsMD, Inc. (x)*	78,300	412,641
Theravance Biopharma, Inc. (x)*	26,200	1,043,808
WaVe Life Sciences Ltd. (x)*	1,200	22,320
Zogenix, Inc.*	2,500	36,250
Zynerba Pharmaceuticals, Inc. (x)*	3,500	59,395

		33,277,312

Total Health Care		309,357,188

Industrials (20.1%)
Aerospace & Defense (2.1%)
AAR Corp.	17,100	594,396
Aerojet Rocketdyne Holdings, Inc.*	35,500	738,400
Aerovironment, Inc.*	10,000	382,000
Astronics Corp.*	10,800	329,076
Axon Enterprise, Inc. (x)*	30,700	771,798
Cubic Corp.	12,600	583,380
Curtiss-Wright Corp.	21,700	1,991,626
DigitalGlobe, Inc.*	32,017	1,066,166
Ducommun, Inc.*	500	15,790
Engility Holdings, Inc.*	8,300	235,720
Esterline Technologies Corp.*	12,700	1,203,960
Hexcel Corp.	282,635	14,920,301
KeyW Holding Corp. (The)*	2,900	27,115
KLX, Inc.*	28,900	1,445,000
Kratos Defense & Security Solutions, Inc.*	34,800	413,076
Mercury Systems, Inc.*	22,800	959,652
Moog, Inc., Class A*	15,100	1,082,972
National Presto Industries, Inc.	300	33,150
TransDigm Group, Inc.	49,164	13,218,725
Triumph Group, Inc. (x)	25,700	812,120
Vectrus, Inc.*	800	25,856

		40,850,279

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	27,700	603,306
Atlas Air Worldwide Holdings, Inc.*	12,900	672,735
Echo Global Logistics, Inc.*	14,700	292,530
Expeditors International of Washington, Inc.	215,587	12,176,354
Forward Air Corp.	16,700	889,776
Hub Group, Inc., Class A*	20,800	797,680
Park-Ohio Holdings Corp.	400	15,240
Radiant Logistics, Inc.*	4,100	22,058

		15,469,679

Airlines (0.2%)
Allegiant Travel Co.	6,490	880,044

Hawaiian Holdings, Inc.*	25,400	$1,192,530
SkyWest, Inc.	29,900	1,049,490

		3,122,064

Building Products (2.3%)
AAON, Inc.	20,562	757,710
Advanced Drainage Systems, Inc. (x)	18,400	369,840
American Woodmark Corp.*	7,200	687,960
AO Smith Corp.	289,060	16,282,750
Apogee Enterprises, Inc.	15,900	903,756
Armstrong Flooring, Inc.*	2,100	37,737
Builders FirstSource, Inc.*	43,800	671,016
Caesarstone Ltd.*	12,400	434,620
Continental Building Products, Inc.*	16,400	382,120
CSW Industrials, Inc.*	700	27,055
Gibraltar Industries, Inc.*	17,700	631,005
Griffon Corp.	20,900	458,755
Insteel Industries, Inc.	6,700	220,899
JELD-WEN Holding, Inc.*	12,467	404,679
Lennox International, Inc. (x)	89,600	16,454,143
Masonite International Corp.*	14,400	1,087,200
NCI Building Systems, Inc.*	19,400	323,980
Patrick Industries, Inc.*	6,600	480,810
PGT Innovations, Inc.*	13,400	171,520
Ply Gem Holdings, Inc.*	1,300	23,335
Quanex Building Products Corp.	25,200	532,980
Simpson Manufacturing Co., Inc.	21,200	926,652
Trex Co., Inc.*	16,500	1,116,390
Universal Forest Products, Inc.	10,700	934,217

		44,321,129

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	28,400	1,179,168
ACCO Brands Corp.*	54,500	634,925
Advanced Disposal Services, Inc.*	373,675	8,493,633
Aqua Metals, Inc.*	2,800	35,140
Brady Corp., Class A	26,400	894,960
Brink’s Co. (The)	22,000	1,474,000
Casella Waste Systems, Inc., Class A*	19,000	311,790
CECO Environmental Corp.	1,600	14,688
Copart, Inc.*	450,740	14,329,024
Covanta Holding Corp. (x)	57,000	752,400
Deluxe Corp.	24,800	1,716,656
Ennis, Inc.	6,100	116,510
Essendant, Inc.	19,190	284,588
Healthcare Services Group, Inc.	34,500	1,615,635
Heritage-Crystal Clean, Inc.*	500	7,950
Herman Miller, Inc.	31,000	942,400
HNI Corp.	22,100	881,127
Hudson Technologies, Inc.*	3,300	27,885
InnerWorkings, Inc.*	2,400	27,840
Interface, Inc.	37,800	742,770
Kimball International, Inc., Class B	19,100	318,779
Knoll, Inc.	29,700	595,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

LSC Communications, Inc.	16,300	$348,820
Matthews International Corp., Class A	17,344	1,062,320
McGrath RentCorp	15,500	536,765
Mobile Mini, Inc.	24,600	734,310
MSA Safety, Inc.	14,700	1,193,199
Multi-Color Corp.	7,100	579,360
NL Industries, Inc.*	6,400	45,120
Quad/Graphics, Inc.	14,900	341,508
RR Donnelley & Sons Co. (x)	34,100	427,614
SP Plus Corp.*	8,400	256,620
Steelcase, Inc., Class A	44,100	617,400
Team, Inc.*	15,000	351,750
Tetra Tech, Inc.#	32,400	1,482,300
UniFirst Corp.	7,300	1,027,110
US Ecology, Inc.	13,800	696,900
Viad Corp.	11,100	524,475
VSE Corp.	300	13,494
West Corp.	24,500	571,340

		46,207,758

Construction & Engineering (1.1%)
Aegion Corp.*	25,200	551,376
Ameresco, Inc., Class A*	800	6,160
Argan, Inc.	7,000	420,000
Chicago Bridge & Iron Co. NV (x)	49,000	966,770
Comfort Systems USA, Inc.	20,900	775,390
Dycom Industries, Inc. (x)*	123,910	11,092,423
EMCOR Group, Inc.	29,700	1,941,786
Granite Construction, Inc.	20,800	1,003,392
Great Lakes Dredge & Dock Corp.*	2,000	8,600
IES Holdings, Inc.*	600	10,890
KBR, Inc. (x)	70,000	1,065,400
MasTec, Inc.*	32,300	1,458,345
MYR Group, Inc.*	5,500	170,610
NV5 Global, Inc.*	500	21,250
Primoris Services Corp.	22,900	571,126
Sterling Construction Co., Inc.*	1,700	22,219
Tutor Perini Corp.*	19,700	566,375

		20,652,112

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	400	10,888
AMETEK, Inc.	201,215	12,187,593
Atkore International Group, Inc.*	15,900	358,545
AZZ, Inc.	13,300	742,140
Babcock & Wilcox Enterprises, Inc.*	23,900	281,064
Encore Wire Corp.	12,200	520,940
Energous Corp.*	2,600	42,276
EnerSys	21,400	1,550,430
Generac Holdings, Inc.*	36,100	1,304,293
General Cable Corp.	22,000	359,700
Plug Power, Inc. (x)*	65,900	134,436
Powell Industries, Inc.	300	9,597
Sunrun, Inc. (x)*	12,400	88,288
Thermon Group Holdings, Inc.*	14,300	274,131

TPI Composites, Inc.*	2,300	$42,504
Vicor Corp.*	8,200	146,780
Vivint Solar, Inc. (x)*	24,000	140,400

		18,194,005

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	114,362	10,910,135
Raven Industries, Inc.	17,600	586,080

		11,496,215

Machinery (6.0%)
Actuant Corp., Class A	31,200	767,520
Alamo Group, Inc.	5,100	463,131
Albany International Corp., Class A	16,700	891,780
Altra Industrial Motion Corp.	16,800	668,640
American Railcar Industries, Inc.	1,200	45,960
Astec Industries, Inc.	11,400	632,814
Barnes Group, Inc.	24,610	1,440,423
Blue Bird Corp.*	700	11,900
Briggs & Stratton Corp.	23,300	561,530
Chart Industries, Inc.*	16,200	562,626
CIRCOR International, Inc.	10,900	647,242
Columbus McKinnon Corp.	1,800	45,756
Douglas Dynamics, Inc.	9,400	309,260
Energy Recovery, Inc. (x)*	3,400	28,186
EnPro Industries, Inc.	12,800	913,536
ESCO Technologies, Inc.	13,600	811,240
Federal Signal Corp.	27,900	484,344
Franklin Electric Co., Inc.	25,200	1,043,280
Gardner Denver Holdings, Inc. (x)*	532,454	11,506,331
Global Brass & Copper Holdings, Inc.	11,200	342,160
Gorman-Rupp Co. (The)	6,243	159,009
Greenbrier Cos., Inc. (The) (x)	17,400	804,750
Harsco Corp.*	41,400	666,540
Hillenbrand, Inc.	35,200	1,270,720
Hyster-Yale Materials Handling, Inc.	6,400	449,600
IDEX Corp.	153,705	17,370,203
John Bean Technologies Corp.	15,100	1,479,800
Kadant, Inc.	5,700	428,640
Kennametal, Inc.	235,410	8,809,042
Lincoln Electric Holdings, Inc.	164,115	15,113,351
Lindsay Corp. (x)	8,200	731,850
Lydall, Inc.*	8,700	449,790
Manitowoc Co., Inc. (The)*	66,400	399,064
Meritor, Inc.*	42,500	705,925
Middleby Corp. (The)*	90,440	10,989,364
Milacron Holdings Corp.*	21,800	383,462
Miller Industries, Inc.	4,100	101,885
Mueller Industries, Inc.	31,800	968,310
Mueller Water Products, Inc., Class A	75,800	885,344
Navistar International Corp.*	26,600	697,718
NN, Inc.	12,800	351,360
Nordson Corp.	140,790	17,080,644
Omega Flex, Inc.	200	12,880
Proto Labs, Inc.*	12,300	827,175
RBC Bearings, Inc.*	13,000	1,322,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

REV Group, Inc.	5,800	$160,544
Rexnord Corp.*	50,600	1,176,450
Spartan Motors, Inc.	1,200	10,620
SPX Corp.*	21,700	545,972
SPX FLOW, Inc.*	18,400	678,592
Standex International Corp.	6,600	598,620
Sun Hydraulics Corp.	12,000	512,040
Supreme Industries, Inc., Class A	1,100	18,095
Tennant Co.	9,200	678,960
Titan International, Inc.	21,600	259,416
TriMas Corp.*	32,000	667,200
Wabash National Corp. (x)	37,700	828,646
Watts Water Technologies, Inc., Class A	13,492	852,694
Woodward, Inc.	27,600	1,865,208

		113,490,022

Marine (0.0%)
Costamare, Inc.	13,600	99,416
Eagle Bulk Shipping, Inc.*	2,500	11,825
Genco Shipping & Trading Ltd.*	1,000	9,470
Matson, Inc.	23,300	699,932
Scorpio Bulkers, Inc.*	6,200	44,020

		864,663

Professional Services (0.6%)
Advisory Board Co. (The)*	20,000	1,030,000
Barrett Business Services, Inc.	400	22,916
CBIZ, Inc.*	25,100	376,500
Cogint, Inc. (x)*	5,800	29,290
CRA International, Inc.	400	14,528
Exponent, Inc.	13,900	810,370
Franklin Covey Co.*	400	7,720
FTI Consulting, Inc.*	22,800	797,088
GP Strategies Corp.*	400	10,560
Heidrick & Struggles International, Inc.	1,800	39,150
Hill International, Inc.*	1,700	8,840
Huron Consulting Group, Inc.*	13,569	586,181
ICF International, Inc.*	11,700	551,070
Insperity, Inc.	8,400	596,400
Kelly Services, Inc., Class A	15,600	350,220
Kforce, Inc.	10,600	207,760
Korn/Ferry International	30,100	1,039,353
Mistras Group, Inc.*	700	15,379
Navigant Consulting, Inc.*	23,900	472,264
On Assignment, Inc.*	27,300	1,478,295
Resources Connection, Inc.	25,200	345,240
RPX Corp.*	17,900	249,705
TriNet Group, Inc.*	22,600	739,924
TrueBlue, Inc.*	28,300	749,950
WageWorks, Inc.*	17,792	1,195,622
Willdan Group, Inc. (x)*	1,100	33,605

		11,757,930

Road & Rail (0.9%)
ArcBest Corp.	11,700	241,020
Avis Budget Group, Inc.*	36,400	992,628
Covenant Transportation Group, Inc., Class A*	800	14,024

Daseke, Inc.*	1,500	$16,695
Genesee & Wyoming, Inc., Class A*	158,075	10,810,749
Heartland Express, Inc.	23,400	487,188
Hertz Global Holdings, Inc.*	32,000	368,000
Knight Transportation, Inc.	36,200	1,341,210
Marten Transport Ltd.	8,200	224,680
Roadrunner Transportation Systems, Inc.*	1,800	13,086
Saia, Inc.*	14,700	754,110
Schneider National, Inc., Class B	15,800	353,446
Swift Transportation Co. (x)*	39,000	1,033,500
Universal Logistics Holdings, Inc.	200	3,000
Werner Enterprises, Inc.	30,200	886,370
YRC Worldwide, Inc.*	7,600	84,512

		17,624,218

Trading Companies & Distributors (2.2%)
Aircastle Ltd.	24,900	541,575
Applied Industrial Technologies, Inc.	19,000	1,121,950
Beacon Roofing Supply, Inc.*	31,200	1,528,800
BMC Stock Holdings, Inc.*	28,800	629,280
CAI International, Inc.*	1,500	35,400
DXP Enterprises, Inc.*	7,600	262,200
EnviroStar, Inc. (x)	400	10,820
Foundation Building Materials, Inc.*	2,900	37,294
GATX Corp. (x)	21,400	1,375,378
GMS, Inc.*	11,400	320,340
H&E Equipment Services, Inc.	15,200	310,232
Herc Holdings, Inc.*	11,800	463,976
Kaman Corp.	14,300	713,141
MRC Global, Inc.*	56,500	933,380
MSC Industrial Direct Co., Inc., Class A	141,650	12,176,234
Neff Corp., Class A*	600	11,400
Nexeo Solutions, Inc. (x)*	2,000	16,600
NOW, Inc.*	55,900	898,872
Rush Enterprises, Inc., Class A*	13,300	494,494
Rush Enterprises, Inc., Class B*	300	10,923
SiteOne Landscape Supply, Inc. (x)*	197,307	10,271,802
Textainer Group Holdings Ltd.*	2,700	39,150
Titan Machinery, Inc.*	2,000	35,960
Triton International Ltd.	20,900	698,896
Veritiv Corp.*	1,000	45,000
Watsco, Inc.	67,590	10,422,378

		43,405,475

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	361,305

Total Industrials		387,816,854

Information Technology (20.2%)
Communications Equipment (2.0%)
Acacia Communications, Inc. (x)*	9,000	373,230

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ADTRAN, Inc.	26,200	$541,030
Aerohive Networks, Inc.*	7,300	36,500
Applied Optoelectronics, Inc. (x)*	8,100	500,499
Arista Networks, Inc. (x)*	71,620	10,727,960
CalAmp Corp.*	12,900	262,257
Calix, Inc.*	2,700	18,495
Ciena Corp.*	67,600	1,691,352
Clearfield, Inc. (x)*	600	7,920
Comtech Telecommunications Corp.	3,800	72,086
Digi International, Inc.*	5,950	60,393
EMCORE Corp.	2,900	30,885
Extreme Networks, Inc.*	50,500	465,610
Finisar Corp.*	55,300	1,436,694
Harmonic, Inc.*	5,400	28,350
Infinera Corp. (x)*	75,000	800,250
InterDigital, Inc.	16,900	1,306,370
KVH Industries, Inc.*	8,300	78,850
Lumentum Holdings, Inc. (x)*	201,350	11,487,017
NETGEAR, Inc.*	17,100	737,010
NetScout Systems, Inc.*	50,400	1,733,760
Oclaro, Inc. (x)*	80,500	751,870
Plantronics, Inc.	19,200	1,004,352
Quantenna Communications, Inc. (x)*	4,600	87,400
ShoreTel, Inc.*	28,330	164,314
Sonus Networks, Inc.*	11,600	86,304
Ubiquiti Networks, Inc. (x)*	13,600	706,792
ViaSat, Inc. (x)*	26,300	1,741,060
Viavi Solutions, Inc.*	122,500	1,289,925

		38,228,535

Electronic Equipment, Instruments & Components (1.9%)
Akoustis Technologies, Inc. (x)*	1,200	10,488
Anixter International, Inc.*	14,200	1,110,440
AVX Corp.	25,300	413,402
Badger Meter, Inc.	19,000	757,150
Bel Fuse, Inc., Class B	400	9,880
Belden, Inc.	22,200	1,674,546
Benchmark Electronics, Inc.*	24,300	784,890
Coherent, Inc.*	41,820	9,409,082
Control4 Corp.*	5,400	105,894
CTS Corp.	21,400	462,240
Daktronics, Inc.	5,800	55,854
Electro Scientific Industries, Inc.*	1,800	14,832
ePlus, Inc.*	6,600	489,060
Fabrinet*	18,800	802,008
FARO Technologies, Inc.*	9,095	343,791
Fitbit, Inc., Class A (x)*	84,900	450,819
II-VI, Inc.*	29,000	994,700
Insight Enterprises, Inc.*	21,300	851,787
Iteris, Inc.*	2,000	12,440
Itron, Inc.*	16,100	1,090,775
KEMET Corp.*	22,200	284,160
Kimball Electronics, Inc.*	1,000	18,050
Knowles Corp. (x)*	46,700	790,164
Littelfuse, Inc.	11,300	1,864,500
Maxwell Technologies, Inc.*	1,600	9,584
Mesa Laboratories, Inc.	500	71,655

Methode Electronics, Inc.	18,800	$774,560
MicroVision, Inc. (x)*	5,600	11,872
MTS Systems Corp.	11,300	585,340
Napco Security Technologies, Inc.*	400	3,760
Novanta, Inc.*	17,000	612,000
OSI Systems, Inc.*	10,500	789,075
Park Electrochemical Corp.	9,600	176,832
PC Connection, Inc.	900	24,354
PCM, Inc. (x)*	1,100	20,625
Plexus Corp.*	18,395	967,025
Radisys Corp.*	2,100	7,896
Rogers Corp.*	11,300	1,227,406
Sanmina Corp.*	40,600	1,546,860
ScanSource, Inc.*	14,000	564,200
SYNNEX Corp.	15,000	1,799,400
Systemax, Inc.	900	16,920
Tech Data Corp.*	17,100	1,727,100
TTM Technologies, Inc.*	53,300	925,288
VeriFone Systems, Inc.*	54,100	979,210
Vishay Intertechnology, Inc.	74,300	1,233,380
Vishay Precision Group, Inc.*	8,100	140,130

		37,015,424

Internet Software & Services (5.4%)
2U, Inc. (x)*	300,440	14,096,645
Alarm.com Holdings, Inc.*	8,200	308,566
Alteryx, Inc., Class A*	3,300	64,416
Amber Road, Inc.*	1,400	11,998
Angie’s List, Inc.*	4,900	62,671
Appfolio, Inc., Class A*	1,700	55,420
Apptio, Inc., Class A*	4,100	71,135
Bankrate, Inc.*	22,233	285,694
Bazaarvoice, Inc.*	10,200	50,490
Benefitfocus, Inc. (x)*	3,500	127,225
Blucora, Inc.*	20,300	430,360
Box, Inc., Class A*	38,200	696,768
Brightcove, Inc.*	3,600	22,320
Carbonite, Inc.*	12,050	262,690
Care.com, Inc.*	2,300	34,730
Cars.com, Inc.*	35,000	932,050
ChannelAdvisor Corp.*	1,300	15,015
Cimpress NV*	13,100	1,238,343
Cloudera, Inc. (x)*	15,000	240,300
CommerceHub, Inc., Series A*	400	6,968
CommerceHub, Inc., Series C*	600	10,464
Cornerstone OnDemand, Inc.*	26,300	940,225
CoStar Group, Inc.*	63,541	16,749,407
Coupa Software, Inc.*	14,500	420,210
DHI Group, Inc.*	5,300	15,105
Endurance International Group Holdings, Inc. (x)*	21,000	175,350
Envestnet, Inc.*	21,600	855,360
Five9, Inc.*	25,300	544,456
Global Sources Ltd.*	800	16,000
Gogo, Inc. (x)*	24,700	284,791
GrubHub, Inc. (x)*	339,480	14,801,328
GTT Communications, Inc.*	13,800	436,770
Hortonworks, Inc.*	23,300	300,104
Instructure, Inc.*	4,300	126,850
Internap Corp.*	4,800	17,616
j2 Global, Inc.	24,000	2,042,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Leaf Group Ltd.*	300	$2,340
Limelight Networks, Inc.*	33,300	96,237
Liquidity Services, Inc.*	1,500	9,525
LivePerson, Inc.*	26,300	289,300
LogMeIn, Inc.	129,480	13,530,660
Meet Group, Inc. (The) (x)*	11,000	55,550
MINDBODY, Inc., Class A*	17,900	486,880
MuleSoft, Inc., Class A (x)*	10,400	259,376
New Relic, Inc.*	17,900	769,879
NIC, Inc.	33,195	629,045
Nutanix, Inc., Class A (x)*	16,900	340,535
Okta, Inc. (x)*	5,700	129,960
Ominto, Inc. (x)*	1,200	18,300
Pandora Media, Inc. (x)*	483,815	4,315,630
Q2 Holdings, Inc.*	13,300	491,435
QuinStreet, Inc.*	800	3,336
Quotient Technology, Inc.*	33,500	385,250
Reis, Inc.	200	4,250
Rightside Group Ltd.*	800	8,496
Rocket Fuel, Inc. (x)*	5,000	13,750
Shutterstock, Inc.*	9,700	427,576
SPS Commerce, Inc.*	8,700	554,712
Stamps.com, Inc. (x)*	8,700	1,347,413
TechTarget, Inc.*	19,100	198,067
Trade Desk, Inc. (The), Class A (x)*	247,955	12,425,025
TrueCar, Inc. (x)*	28,300	564,019
Tucows, Inc., Class A (x)*	900	48,150
Twilio, Inc., Class A (x)*	30,200	879,122
Veritone, Inc. (x)*	900	10,539
Web.com Group, Inc.*	30,400	769,120
WebMD Health Corp.*	19,800	1,161,270
Wix.com Ltd.*	96,153	6,692,249
Xactly Corp.*	11,300	176,845
XO Group, Inc.*	1,200	21,144
Yelp, Inc. (x)*	37,800	1,134,756
Yext, Inc. (x)*	4,300	57,319

		105,057,060

IT Services (1.4%)
Acxiom Corp.*	42,600	1,106,748
Blackhawk Network Holdings, Inc.*	28,495	1,242,382
CACI International, Inc., Class A*	13,100	1,638,155
CardConnect Corp. (x)*	7,000	105,350
Cardtronics plc, Class A*	23,500	772,210
Cass Information Systems, Inc.	5,101	334,830
Convergys Corp.	46,400	1,103,392
CSG Systems International, Inc.	16,300	661,454
EPAM Systems, Inc.*	26,800	2,253,612
Everi Holdings, Inc.*	7,400	53,872
EVERTEC, Inc.	41,700	721,410
ExlService Holdings, Inc.*	17,500	972,650
Forrester Research, Inc.	4,600	180,090
Hackett Group, Inc. (The)	2,900	44,950
Information Services Group, Inc.*	1,000	4,110
ManTech International Corp., Class A	14,700	608,286
MAXIMUS, Inc.	35,120	2,199,566

MoneyGram International, Inc.*	7,100	$122,475
NCI, Inc., Class A*	700	14,770
NeuStar, Inc., Class A*	28,800	960,480
Perficient, Inc.*	19,700	367,208
Planet Payment, Inc.*	4,400	14,520
Presidio, Inc.*	3,800	54,378
Science Applications International Corp.	22,100	1,534,182
ServiceSource International, Inc.*	6,000	23,280
StarTek, Inc.*	1,000	12,240
Sykes Enterprises, Inc.*	24,228	812,365
Syntel, Inc. (x)	16,500	279,840
TeleTech Holdings, Inc.	3,800	155,040
Travelport Worldwide Ltd.	57,900	796,704
Unisys Corp. (x)*	30,389	388,979
Vantiv, Inc., Class A*	124,073	7,858,783
Virtusa Corp.*	15,800	464,520

		27,862,831

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	19,400	1,254,986
Alpha & Omega Semiconductor Ltd.*	1,300	21,671
Ambarella, Inc. (x)*	17,500	849,625
Amkor Technology, Inc.*	51,700	505,109
Axcelis Technologies, Inc.*	14,600	305,870
AXT, Inc. (x)*	4,100	26,035
Brooks Automation, Inc.	40,700	882,783
Cabot Microelectronics Corp.	12,200	900,726
CEVA, Inc. (x)*	8,900	404,505
Cirrus Logic, Inc.*	30,700	1,925,504
Cohu, Inc.	4,900	77,126
Cree, Inc.*	47,500	1,170,875
CyberOptics Corp. (x)*	1,100	22,715
Diodes, Inc.*	21,300	511,839
DSP Group, Inc.*	22,600	262,160
Entegris, Inc.*	69,200	1,518,940
FormFactor, Inc.*	30,361	376,476
GSI Technology, Inc. (x)*	1,100	8,646
Ichor Holdings Ltd.*	9,800	197,568
Impinj, Inc. (x)*	8,800	428,120
Inphi Corp. (x)*	18,500	634,550
Integrated Device Technology, Inc.*	70,600	1,820,774
IXYS Corp.*	5,350	88,008
Kopin Corp.*	28,550	105,921
Lattice Semiconductor Corp.*	61,900	412,254
MACOM Technology Solutions Holdings, Inc.*	19,793	1,103,856
MaxLinear, Inc.*	35,756	997,235
Microsemi Corp.*	139,200	6,514,559
MKS Instruments, Inc.	26,100	1,756,530
Monolithic Power Systems, Inc.	19,100	1,841,240
Nanometrics, Inc.*	12,450	314,861
NeoPhotonics Corp. (x)*	13,500	104,220
NVE Corp.	1,050	80,850
ON Semiconductor Corp.*	399,848	5,613,865
PDF Solutions, Inc.*	9,900	162,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Photronics, Inc.*	42,400	$398,560
Pixelworks, Inc. (x)*	4,000	18,360
Power Integrations, Inc.	14,300	1,042,470
Rambus, Inc.*	70,500	805,815
Rudolph Technologies, Inc.*	15,700	358,745
Semtech Corp.*	34,500	1,233,375
Sigma Designs, Inc.*	2,500	14,625
Silicon Laboratories, Inc.*	22,100	1,510,535
SunPower Corp. (x)*	18,700	174,658
Synaptics, Inc.*	19,200	992,832
Ultra Clean Holdings, Inc.*	16,000	300,000
Veeco Instruments, Inc.*	22,949	639,130
Xcerra Corp.*	6,200	60,574
Xperi Corp.	25,500	759,900

		41,512,436

Software (7.1%)
8x8, Inc.*	43,800	637,290
A10 Networks, Inc.*	8,900	75,116
ACI Worldwide, Inc.*	66,481	1,487,180
Agilysys, Inc.*	10,450	105,754
American Software, Inc., Class A	21,000	216,090
Aspen Technology, Inc.*	213,499	11,797,955
Barracuda Networks, Inc.*	8,200	189,092
Blackbaud, Inc.	22,800	1,955,100
Blackline, Inc.*	7,400	264,476
Bottomline Technologies de, Inc.*	23,900	613,991
BroadSoft, Inc. (x)*	15,100	650,055
Callidus Software, Inc.*	28,000	677,600
CommVault Systems, Inc.*	20,200	1,140,290
CyberArk Software Ltd. (x)*	184,053	9,193,447
Digimarc Corp. (x)*	1,000	40,150
Ebix, Inc. (x)	13,100	706,090
Ellie Mae, Inc.*	129,730	14,258,623
EnerNOC, Inc.*	2,000	15,500
Everbridge, Inc.*	1,800	43,848
Exa Corp.*	400	5,520
Fair Isaac Corp.	17,000	2,369,970
Gigamon, Inc. (x)*	16,800	661,080
Glu Mobile, Inc.*	50,900	127,250
Guidance Software, Inc.*	22,400	148,064
Guidewire Software, Inc.*	143,973	9,892,385
HubSpot, Inc. (x)*	147,431	9,693,588
Imperva, Inc.*	19,500	933,075
Inspired Entertainment, Inc.*	200	2,600
MicroStrategy, Inc., Class A*	5,900	1,130,853
Mitek Systems, Inc.*	9,900	83,160
MobileIron, Inc.*	11,300	68,365
Model N, Inc.*	1,400	18,620
Monotype Imaging Holdings, Inc.	25,800	472,140
Park City Group, Inc.*	500	6,075
Paycom Software, Inc. (x)*	23,000	1,573,430
Paylocity Holding Corp.*	11,200	506,016
Pegasystems, Inc.	17,600	1,026,960
Progress Software Corp.	31,250	965,313
Proofpoint, Inc. (x)*	20,000	1,736,600
PROS Holdings, Inc.*	10,650	291,704
QAD, Inc., Class A	400	12,820
Qualys, Inc.*	19,400	791,520

Rapid7, Inc.*	7,300	$122,859
RealNetworks, Inc.*	3,400	14,722
RealPage, Inc.*	27,800	999,410
RingCentral, Inc., Class A*	29,400	1,074,570
Rosetta Stone, Inc.*	1,200	12,936
Rubicon Project, Inc. (The)*	8,400	43,176
SecureWorks Corp., Class A (x)*	5,300	49,237
Silver Spring Networks, Inc.*	16,800	189,504
Splunk, Inc.*	198,356	11,284,473
Synchronoss Technologies, Inc.*	19,000	312,550
Take-Two Interactive Software, Inc.*	195,753	14,364,354
Telenav, Inc.*	1,100	8,910
TiVo Corp.	68,997	1,286,794
Tyler Technologies, Inc.*	99,550	17,487,948
Ultimate Software Group, Inc. (The) (x)*	45,098	9,473,286
Upland Software, Inc.*	1,600	35,184
Varonis Systems, Inc.*	9,300	345,960
VASCO Data Security International, Inc.*	7,200	103,320
Verint Systems, Inc.*	30,321	1,234,065
VirnetX Holding Corp. (x)*	13,800	62,790
Workiva, Inc.*	2,000	38,100
Zendesk, Inc.*	52,300	1,452,894
Zix Corp.*	16,450	93,601

		136,675,398

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	56,000	1,047,200
Avid Technology, Inc.*	4,100	21,566
CPI Card Group, Inc. (x)	2,700	7,695
Cray, Inc.*	24,700	454,480
Diebold Nixdorf, Inc.	35,600	996,800
Eastman Kodak Co. (x)*	4,600	41,860
Electronics For Imaging, Inc.*	23,049	1,092,062
Immersion Corp.*	7,600	69,008
Intevac, Inc.*	2,200	24,420
Pure Storage, Inc., Class A*	45,200	579,012
Quantum Corp.*	2,900	22,649
Stratasys Ltd.*	27,900	650,349
Super Micro Computer, Inc.*	22,600	557,090
USA Technologies, Inc. (x)*	2,300	11,960

		5,576,151

Total Information Technology		391,927,835

Materials (3.5%)
Chemicals (1.7%)
A Schulman, Inc.	18,100	579,200
Advanced Emissions Solutions, Inc. (x)	1,700	15,572
AdvanSix, Inc.*	14,600	456,104
AgroFresh Solutions, Inc.*	2,200	15,796
American Vanguard Corp.	1,000	17,250
Balchem Corp.	16,600	1,289,986
Calgon Carbon Corp.	36,300	548,130
Chase Corp.	3,600	384,120
Codexis, Inc.*	2,000	10,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ferro Corp.*	44,554	$814,893
Flotek Industries, Inc. (x)*	20,700	185,058
FutureFuel Corp.	1,000	15,090
GCP Applied Technologies, Inc.*	37,000	1,128,500
Hawkins, Inc.	300	13,905
HB Fuller Co.	26,900	1,374,859
Ingevity Corp.*	22,200	1,274,280
Innophos Holdings, Inc.	11,900	521,696
Innospec, Inc.	12,300	806,265
Intrepid Potash, Inc. (x)*	14,900	33,674
KMG Chemicals, Inc.	1,700	82,739
Koppers Holdings, Inc.*	10,600	383,190
Kraton Corp.*	13,600	468,384
Kronos Worldwide, Inc.	11,700	213,174
LSB Industries, Inc. (x)*	3,300	34,089
Minerals Technologies, Inc.	16,000	1,171,200
OMNOVA Solutions, Inc.*	1,000	9,750
PolyOne Corp.	390,746	15,137,500
Quaker Chemical Corp.	7,000	1,016,610
Rayonier Advanced Materials, Inc. (x)	16,600	260,952
Sensient Technologies Corp.	21,900	1,763,607
Stepan Co.	11,600	1,010,824
Trecora Resources*	500	5,625
Tredegar Corp.	13,100	199,775
Trinseo SA	21,600	1,483,920
Tronox Ltd., Class A	33,800	511,056
Valhi, Inc.	1,700	5,066

		33,242,739

Construction Materials (0.8%)
Forterra, Inc. (x)*	11,000	90,530
Martin Marietta Materials, Inc.	58,777	13,082,584
Summit Materials, Inc., Class A*	52,709	1,521,709
United States Lime & Minerals, Inc.	100	7,847
US Concrete, Inc. (x)*	6,800	534,140

		15,236,810

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	641,470
Greif, Inc., Class B	700	42,280
Myers Industries, Inc.	1,300	23,335
UFP Technologies, Inc.*	300	8,490

		715,575

Metals & Mining (0.7%)
AK Steel Holding Corp. (x)*	160,942	1,057,389
Allegheny Technologies, Inc. (x)	56,700	964,467
Carpenter Technology Corp.	27,600	1,033,068
Century Aluminum Co.*	24,300	378,594
Cliffs Natural Resources, Inc.*	139,527	965,527
Coeur Mining, Inc.*	79,770	684,427
Commercial Metals Co.	64,900	1,261,006
Compass Minerals International, Inc. (x)	16,500	1,077,450
Gold Resource Corp.	11,900	48,552
Handy & Harman Ltd.*	100	3,140
Haynes International, Inc.	4,600	167,026

Hecla Mining Co.	178,400	$909,840
Kaiser Aluminum Corp.	11,000	973,720
Klondex Mines Ltd.*	85,500	288,135
Materion Corp.	12,600	471,240
Ramaco Resources, Inc.*	1,500	9,075
Ryerson Holding Corp.*	4,000	39,600
Schnitzer Steel Industries, Inc., Class A	13,500	340,200
SunCoke Energy, Inc.*	33,430	364,387
TimkenSteel Corp.*	20,400	313,548
Warrior Met Coal, Inc.	3,800	65,094
Worthington Industries, Inc.	25,099	1,260,472

		12,675,957

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	760,000
Clearwater Paper Corp.*	8,928	417,384
Deltic Timber Corp.	7,100	530,086
KapStone Paper and Packaging Corp.	39,700	819,011
Louisiana-Pacific Corp.*	70,100	1,690,111
Neenah Paper, Inc.	10,100	810,525
PH Glatfelter Co.	18,300	357,582
Schweitzer-Mauduit International, Inc.	16,000	595,680

		5,980,379

Total Materials		67,851,460

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	38,586	1,072,691
Agree Realty Corp. (REIT)	15,300	701,811
Alexander’s, Inc. (REIT)	1,000	421,460
Altisource Residential Corp. (REIT)	38,700	500,778
American Assets Trust, Inc. (REIT)	23,296	917,629
Armada Hoffler Properties, Inc. (REIT)	21,700	281,015
Ashford Hospitality Prime, Inc. (REIT)	1,755	18,059
Ashford Hospitality Trust, Inc. (REIT)	31,450	191,216
Care Capital Properties, Inc. (REIT)	41,000	1,094,700
CareTrust REIT, Inc. (REIT)	35,000	648,900
CatchMark Timber Trust, Inc. (REIT), Class A	1,300	14,781
CBL & Associates Properties, Inc. (REIT) (x)	88,100	742,683
Cedar Realty Trust, Inc. (REIT)	28,300	137,255
Chatham Lodging Trust (REIT)	22,400	450,016
Chesapeake Lodging Trust (REIT)	30,620	749,271
Colony Starwood Homes (REIT)	49,100	1,684,621
CorEnergy Infrastructure Trust, Inc. (REIT)	600	20,154
Cousins Properties, Inc. (REIT)	203,249	1,786,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

DiamondRock Hospitality Co. (REIT)	94,508	$1,034,863
Easterly Government Properties, Inc. (REIT)	18,100	379,195
EastGroup Properties, Inc. (REIT)	17,180	1,439,684
Education Realty Trust, Inc. (REIT)	38,833	1,504,779
FelCor Lodging Trust, Inc. (REIT)	88,640	639,094
First Industrial Realty Trust, Inc. (REIT)	60,700	1,737,234
First Potomac Realty Trust (REIT)	34,657	385,039
Four Corners Property Trust, Inc. (REIT)	31,500	790,965
Franklin Street Properties Corp. (REIT)	65,080	721,086
GEO Group, Inc. (The) (REIT)	59,371	1,755,600
Getty Realty Corp. (REIT)	13,664	342,966
Gladstone Commercial Corp. (REIT)	3,200	69,728
Global Net Lease, Inc. (REIT)	29,700	660,528
Government Properties Income Trust (REIT) (x)	39,550	724,161
Gramercy Property Trust (REIT)	73,552	2,185,230
Healthcare Realty Trust, Inc. (REIT)	59,600	2,035,340
Hersha Hospitality Trust (REIT)	18,932	350,431
Independence Realty Trust, Inc. (REIT)	33,700	332,619
InfraREIT, Inc. (REIT)	20,777	397,880
Investors Real Estate Trust (REIT)	56,320	349,747
iStar, Inc. (REIT)*	45,200	544,208
Kite Realty Group Trust (REIT)	45,782	866,653
LaSalle Hotel Properties (REIT)	55,650	1,658,370
Lexington Realty Trust (REIT)	130,645	1,294,692
LTC Properties, Inc. (REIT)	21,800	1,120,302
Mack-Cali Realty Corp. (REIT)	46,100	1,251,154
Monmouth Real Estate Investment Corp. (REIT)	33,113	498,351
Monogram Residential Trust, Inc. (REIT)	91,300	886,523
National Health Investors, Inc. (REIT)	20,200	1,599,840
National Storage Affiliates Trust (REIT)	20,500	473,755
New Senior Investment Group, Inc. (REIT)	36,400	365,820
NexPoint Residential Trust, Inc. (REIT)	800	19,912
NorthStar Realty Europe Corp. (REIT)	31,100	394,348
One Liberty Properties, Inc. (REIT)	2,900	67,947
Parkway, Inc. (REIT)	24,156	552,931

Pebblebrook Hotel Trust (REIT) (x)	35,928	$1,158,319
Pennsylvania REIT (REIT) (x)	36,260	410,463
Physicians Realty Trust (REIT)	69,700	1,403,758
Potlatch Corp. (REIT)	21,000	959,700
Preferred Apartment Communities, Inc. (REIT), Class A	3,300	51,975
PS Business Parks, Inc. (REIT)	10,220	1,353,026
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,276,852
Quality Care Properties, Inc. (REIT)*	46,000	842,260
RAIT Financial Trust (REIT) (x)	11,300	24,747
Ramco-Gershenson Properties Trust (REIT)	48,260	622,554
Retail Opportunity Investments Corp. (REIT)	51,500	988,285
Rexford Industrial Realty, Inc. (REIT)	29,300	803,992
RLJ Lodging Trust (REIT)	64,800	1,287,576
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,524,462
Sabra Health Care REIT, Inc. (REIT) (x)	33,000	795,300
Saul Centers, Inc. (REIT)	5,300	307,294
Select Income REIT (REIT)	34,400	826,632
Seritage Growth Properties (REIT), Class A (x)	13,000	545,350
STAG Industrial, Inc. (REIT)	43,400	1,197,840
Summit Hotel Properties, Inc. (REIT)	47,700	889,605
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,775,038
Terreno Realty Corp. (REIT)	21,100	710,226
Tier REIT, Inc. (REIT)	24,900	460,152
UMH Properties, Inc. (REIT)	3,300	56,265
Universal Health Realty Income Trust (REIT)	7,650	608,481
Urban Edge Properties (REIT)	48,700	1,155,651
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	300,366
Washington Prime Group, Inc. (REIT)	97,000	811,890
Washington REIT (REIT)	36,700	1,170,730
Whitestone REIT (REIT) (x)	5,800	71,050
Xenia Hotels & Resorts, Inc. (REIT)	46,700	904,579

		66,158,992

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	24,300	1,005,534
Altisource Portfolio Solutions SA (x)*	5,600	122,192
Forestar Group, Inc.*	20,500	351,575
FRP Holdings, Inc.*	2,000	92,300
HFF, Inc., Class A	21,500	747,555
Kennedy-Wilson Holdings, Inc. (x)	37,200	708,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Marcus & Millichap, Inc.*	4,600	$121,256
RE/MAX Holdings, Inc., Class A	9,300	521,265
RMR Group, Inc. (The), Class A	1,935	94,138
St Joe Co. (The)*	25,600	480,000
Tejon Ranch Co.*	3,600	74,304

		4,318,779

Total Real Estate		70,477,771

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	4,700	321,668
Cincinnati Bell, Inc.*	18,200	355,810
Cogent Communications Holdings, Inc.	24,500	982,450
Consolidated Communications Holdings, Inc. (x)	31,299	671,990
FairPoint Communications, Inc.*	15,100	236,315
Frontier Communications Corp. (x)	573,500	665,260
General Communication, Inc., Class A*	13,100	479,984
Globalstar, Inc. (x)*	261,000	555,930
Hawaiian Telcom Holdco, Inc.*	200	4,998
IDT Corp., Class B	1,000	14,370
Intelsat SA (x)*	13,500	41,310
Iridium Communications, Inc. (x)*	34,300	379,015
Lumos Networks Corp.*	2,600	46,462
ORBCOMM, Inc.*	26,400	298,320
pdvWireless, Inc. (x)*	100	2,330
Straight Path Communications, Inc., Class B (x)*	4,700	844,355
Vonage Holdings Corp.*	1,270,870	8,311,489
Windstream Holdings, Inc. (x)	103,439	401,343

		14,613,399

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	264,792
Shenandoah Telecommunications Co.	27,328	838,970
Spok Holdings, Inc.	9,343	165,371

		1,269,133

Total Telecommunication Services		15,882,532

Utilities (1.8%)
Electric Utilities (0.6%)
ALLETE, Inc.	27,300	1,956,864
El Paso Electric Co.	20,500	1,059,850
Genie Energy Ltd., Class B	600	4,572
IDACORP, Inc.	25,700	2,193,495
MGE Energy, Inc.	17,800	1,145,430
Otter Tail Corp.	18,200	720,720
PNM Resources, Inc.	40,300	1,541,475
Portland General Electric Co.	48,400	2,211,396
Spark Energy, Inc., Class A (x)	1,900	35,720

		10,869,522

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	$602,598
Delta Natural Gas Co., Inc.	100	3,047
New Jersey Resources Corp.	40,300	1,599,910
Northwest Natural Gas Co.	13,500	807,975
ONE Gas, Inc.	26,900	1,877,889
RGC Resources, Inc. (x)	200	5,666
South Jersey Industries, Inc.	40,900	1,397,553
Southwest Gas Holdings, Inc.	23,000	1,680,380
Spire, Inc.	21,600	1,506,600
WGL Holdings, Inc.	26,000	2,169,180

		11,650,798

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	3,900	9,360
Dynegy, Inc.*	62,351	515,643
NRG Yield, Inc., Class A	17,100	291,726
NRG Yield, Inc., Class C	34,592	608,819
Ormat Technologies, Inc.	19,200	1,126,656
Pattern Energy Group, Inc.	37,300	889,232
TerraForm Global, Inc., Class A*	10,900	55,045
TerraForm Power, Inc., Class A*	45,700	548,400

		4,044,881

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,379,950
Black Hills Corp.	26,200	1,767,714
NorthWestern Corp.	22,891	1,396,809
Unitil Corp.	7,300	352,663

		4,897,136

Water Utilities (0.1%)
American States Water Co.	17,500	829,675
AquaVenture Holdings Ltd.*	1,500	22,845
Artesian Resources Corp., Class A	300	11,292
Cadiz, Inc. (x)*	2,100	28,350
California Water Service Group	23,000	846,400
Connecticut Water Service, Inc.	5,800	321,958
Consolidated Water Co. Ltd.	700	8,680
Global Water Resources, Inc. (x)	300	2,970
Middlesex Water Co.	8,400	332,640
Pure Cycle Corp. (x)*	700	5,425
SJW Group	8,300	408,194
York Water Co. (The)	600	20,910

		2,839,339

Total Utilities		34,301,676

Total Common Stocks (99.2%) (Cost $1,264,164,198)		1,916,743,117

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
MEDIA GEN, Inc., CVR*†	56,900	72,548

Total Consumer Discretionary		72,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR (x)*†	52,100	$3,126
Durata Therapeutics, Inc., CVR*†	5,000	600
Dyax Corp., CVR*†	77,700	64,685

		68,411

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR*†	5,500	2,475

Total Health Care		70,886

Total Rights (0.0%) (Cost $13,229)		143,434

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	11,720,115	11,723,631

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.3%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $28,102,646, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $28,662,006. (xx)	$28,100,000	28,100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $14,201,420, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $14,484,029. (xx)	14,200,000	14,200,000

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $4,600,556, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,114,388. (xx)	$4,600,000	$4,600,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,000,517, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $4,447,294. (xx)	4,000,000	4,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $9,151,182, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $10,173,185. (xx)	9,150,000	9,150,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,887,226, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,924,786. (xx)	1,887,045	1,887,045
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $25,002,250, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $25,500,133. (xx)	25,000,000	25,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $10,801,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $11,023,192. (xx)	10,800,000	10,800,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $7,401,655, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $7,552,928. (xx)	$7,400,000	$7,400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $5,000,521, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,103,330. (xx)	5,000,000	5,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $10,001,050, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $10,202,142. (xx)	10,000,000	10,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $20,002,233, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $20,402,375. (xx)	20,000,000	20,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $11,002,328, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $11,221,306. (xx)	11,000,000	11,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $10,000,925, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $10,200,009. (xx)	10,000,000	10,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $2,040,000. (xx)	$2,000,000	$2,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $7,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $7,140,197. (xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $20,004,122, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $20,400,035. (xx)	20,000,000	20,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $8,001,649, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $8,160,000. (xx)	8,000,000	8,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $20,004,122, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $20,400,001. (xx)	20,000,000	20,000,000

Total Repurchase Agreements		218,137,045

Total Short-Term Investments (11.9%) (Cost $229,859,750)		229,860,676

Total Investments (111.1%) (Cost $1,494,037,177)		2,146,747,227
Other Assets Less Liabilities (-11.1%)		(214,980,121)

Net Assets (100%)		$1,931,767,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
†	Securities (totaling $162,334 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,220,041.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $212,872,306. This was secured by cash collateral of $218,137,045 which was subsequently invested in joint repurchase agreements with a total value of $218,137,045, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,018,553 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	129	September-17	$9,138,550	$9,122,235	$(16,315)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$307,925,634	$307,800	$—	$308,233,434
Consumer Staples	25,330,458	—	—	25,330,458
Energy	55,240,181	—	—	55,240,181
Financials	250,304,828	—	18,900	250,323,728
Health Care	309,357,188	—	—	309,357,188
Industrials	387,816,854	—	—	387,816,854
Information Technology	391,927,835	—	—	391,927,835
Materials	67,848,320	3,140	—	67,851,460
Real Estate	70,477,771	—	—	70,477,771
Telecommunication Services	15,882,532	—	—	15,882,532
Utilities	34,301,676	—	—	34,301,676
Rights
Consumer Discretionary	—	—	72,548	72,548
Health Care	—	—	70,886	70,886
Short-Term Investments
Investment Companies	11,723,631	—	—	11,723,631
Repurchase Agreements	—	218,137,045	—	218,137,045

Total Assets	$1,928,136,908	$218,447,985	$162,334	$2,146,747,227

Liabilities:
Futures	$(16,315)	$—	$—	$(16,315)

Total Liabilities	$(16,315)	$—	$—	$(16,315)

Total	$1,928,120,593	$218,447,985	$162,334	$2,146,730,912

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized depreciation	$(16,315	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$51,636

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$3,180

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,621,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$438,306,429
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$503,943,314

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$723,136,338
Aggregate gross unrealized depreciation	(75,839,811)

Net unrealized appreciation	$647,296,527

Federal income tax cost of investments	$1,499,450,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,275,900,132)	$1,928,610,182
Repurchase Agreements (Cost $218,137,045)	218,137,045
Cash	245,386
Receivable for securities sold	6,925,941
Dividends, interest and other receivables	1,325,769
Receivable from Separate Accounts for Trust shares sold	172,376
Security lending income receivable	135,963
Due from Custodian	45,155
Other assets	21,316

Total assets	2,155,619,133

LIABILITIES
Payable for return of collateral on securities loaned	218,137,045
Payable for securities purchased	3,194,794
Payable to Separate Accounts for Trust shares redeemed	1,070,277
Investment management fees payable	875,615
Administrative fees payable	196,902
Distribution fees payable – Class IB	146,815
Distribution fees payable – Class IA	102,304
Due to broker for futures variation margin	23,865
Due to Custodian	20,082
Trustees’ fees payable	2,845
Accrued expenses	81,483

Total liabilities	223,852,027

NET ASSETS	$1,931,767,106

Net assets were comprised of:
Paid in capital	$1,154,182,727
Accumulated undistributed net investment income (loss)	3,766,727
Accumulated undistributed net realized gain (loss) on investments and futures	121,123,917
Net unrealized appreciation (depreciation) on investments and futures	652,693,735

Net assets	$1,931,767,106

Class IA
Net asset value, offering and redemption price per share, $497,084,426 / 25,060,678 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.84

Class IB
Net asset value, offering and redemption price per share, $712,002,317 / 38,430,967 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.53

Class K
Net asset value, offering and redemption price per share, $722,680,363 / 36,385,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.86

(x)	Includes value of securities on loan of $212,872,306.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,536 foreign withholding tax)	$9,153,542
Interest	5,310
Securities lending (net)	854,034

Total income	10,012,886

EXPENSES
Investment management fees	5,166,334
Administrative fees	1,165,189
Distribution fees – Class IB	871,157
Distribution fees – Class IA	601,024
Custodian fees	91,941
Printing and mailing expenses	71,290
Professional fees	51,421
Trustees’ fees	22,249
Miscellaneous	21,060

Total expenses	8,061,665

NET INVESTMENT INCOME (LOSS)	1,951,221

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	114,364,672
Futures	51,636

Net realized gain (loss)	114,416,308

Change in unrealized appreciation (depreciation) on:
Investments	56,206,710
Futures	3,180

Net change in unrealized appreciation (depreciation)	56,209,890

NET REALIZED AND UNREALIZED GAIN (LOSS)	170,626,198

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$172,577,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,951,221	$6,748,885
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	114,416,308	108,436,598
Net change in unrealized appreciation (depreciation) on investments and futures	56,209,890	90,682,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	172,577,419	205,868,414

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,570,374)
Class IB	—	(2,313,215)
Class K	—	(4,004,047)

	—	(7,887,636)

Distributions from net realized capital gains
Class IA	—	(29,554,937)
Class IB	—	(46,353,600)
Class K	—	(42,919,631)

	—	(118,828,168)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(126,715,804)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 456,311 and 982,217 shares, respectively ]	8,715,108	17,024,017
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,701,714 shares, respectively ]	—	31,125,311
Capital shares repurchased [ (1,246,729) and (2,886,857) shares, respectively ]	(23,771,091)	(49,769,515)

Total Class IA transactions	(15,055,983)	(1,620,187)

Class IB
Capital shares sold [ 1,053,432 and 1,960,239 shares, respectively ]	18,819,221	31,518,500
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,846,592 shares, respectively ]	—	48,666,815
Capital shares repurchased [ (3,080,433) and (6,527,761) shares, respectively ]	(54,873,636)	(104,737,439)

Total Class IB transactions	(36,054,415)	(24,552,124)

Class K
Capital shares sold [ 975,493 and 843,723 shares, respectively ]	18,628,102	14,169,551
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,564,609 shares, respectively ]	—	46,923,678
Capital shares repurchased [ (2,040,896) and (4,868,587) shares, respectively ]	(39,007,753)	(82,974,447)

Total Class K transactions	(20,379,651)	(21,881,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,490,049)	(48,053,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,087,370	31,099,081
NET ASSETS:
Beginning of period	1,830,679,736	1,799,580,655

End of period (a)	$1,931,767,106	$1,830,679,736

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,766,727	$1,815,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.11	$17.21	$19.95	$21.52	$17.06	$15.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.05	(0.02)	(0.02)†	(0.03)	0.03
Net realized and unrealized gain (loss) on investments and futures	1.72	2.11	(0.58)	0.79	6.46	2.41

Total from investment operations	1.73	2.16	(0.60)	0.77	6.43	2.44

Less distributions:
Dividends from net investment income	—	(0.06)	—	—	— #	(0.04)
Distributions from net realized gains	—	(1.20)	(2.14)	(2.34)	(1.97)	(1.03)

Total dividends and distributions	—	(1.26)	(2.14)	(2.34)	(1.97)	(1.07)

Net asset value, end of period	$19.84	$18.11	$17.21	$19.95	$21.52	$17.06

Total return (b)	9.55%	12.61%	(2.91)%	3.56%	38.16%	15.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$497,084	$468,126	$448,501	$498,752	$518,280	$408,020
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.95%	0.95%	0.94%	0.95%	0.97%	1.07%
Before fees paid indirectly (a)(f)	0.95%	0.95%	0.94%	0.95%	0.97%	1.07%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.11%	0.30%	(0.08)%	(0.10)%	(0.13)%	0.20%
Before fees paid indirectly (a)(f)	0.11%	0.30%	(0.08)%	(0.10)%	(0.13)%	0.19%
Portfolio turnover rate (z)^	23%	37%	38%	37%	43%	49%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$16.91	$16.15	$18.86	$20.46	$16.29	$15.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.05	(0.02)	(0.02)†	(0.02)	0.03
Net realized and unrealized gain (loss) on investments and futures	1.61	1.97	(0.55)	0.76	6.16	2.31

Total from investment operations	1.62	2.02	(0.57)	0.74	6.14	2.34

Less distributions:
Dividends from net investment income	—	(0.06)	—	—	— #	(0.04)
Distributions from net realized gains	—	(1.20)	(2.14)	(2.34)	(1.97)	(1.03)

Total dividends and distributions	—	(1.26)	(2.14)	(2.34)	(1.97)	(1.07)

Net asset value, end of period	$18.53	$16.91	$16.15	$18.86	$20.46	$16.29

Total return (b)	9.58%	12.55%	(2.92)%	3.60%	38.18%	15.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$712,002	$684,307	$681,187	$740,667	$813,964	$628,666
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.95%	0.95%	0.94%	0.95%	0.97%	1.06%
Before fees paid indirectly (a)(f)	0.95%	0.95%	0.94%	0.95%	0.97%	1.07%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.11%	0.30%	(0.08)%	(0.10)%	(0.13)%	0.21%
Before fees paid indirectly (a)(f)	0.11%	0.30%	(0.08)%	(0.10)%	(0.13)%	0.20%
Portfolio turnover rate (z)^	23%	37%	38%	37%	43%	49%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.11	$17.22	$19.96	$21.52	$17.06	$15.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.09	0.03	0.03	0.02 †	0.09
Net realized and unrealized gain (loss) on investments and futures	1.72	2.11	(0.59)	0.75	6.47	2.39

Total from investment operations	1.75	2.20	(0.56)	0.78	6.49	2.48

Less distributions:
Dividends from net investment income	—	(0.11)	(0.04)	—	(0.06)	(0.08)
Distributions from net realized gains	—	(1.20)	(2.14)	(2.34)	(1.97)	(1.03)

Total dividends and distributions	—	(1.31)	(2.18)	(2.34)	(2.03)	(1.11)

Net asset value, end of period	$19.86	$18.11	$17.22	$19.96	$21.52	$17.06

Total return (b)	9.66%	12.83%	(2.66)%	3.86%	38.50%	15.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$722,680	$678,247	$669,892	$847,562	$1,009,781	$803,535
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.70%	0.70%	0.69%	0.70%	0.72%	0.81%
Before fees paid indirectly (a)(f)	0.70%	0.70%	0.69%	0.70%	0.72%	0.82%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.36%	0.55%	0.16%	0.14%	0.12%	0.50%
Before fees paid indirectly (a)(f)	0.36%	0.55%	0.16%	0.14%	0.12%	0.49%
Portfolio turnover rate (z)^	23%	37%	38%	37%	43%	49%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	33.2%
Health Care	19.7
Consumer Discretionary	17.0
Financials	7.5
Industrials	7.1
Consumer Staples	5.9
Materials	4.2
Energy	3.7
Repurchase Agreements	1.3
Investment Companies	0.8
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,114.21	$5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class IB
Actual	1,000.00	1,113.66	5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class K
Actual	1,000.00	1,115.81	4.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.0%)
Hotels, Restaurants & Leisure (2.7%)
Chipotle Mexican Grill, Inc.*	8,410	$3,499,401
Yum China Holdings, Inc.*	149,957	5,912,805

		9,412,206

Internet & Direct Marketing Retail (4.9%)
Amazon.com, Inc.*	17,513	16,952,584

Media (6.7%)
Comcast Corp., Class A	261,882	10,192,447
Twenty-First Century Fox, Inc., Class A	174,874	4,955,929
Walt Disney Co. (The)	74,582	7,924,338

		23,072,714

Specialty Retail (2.7%)
Home Depot, Inc. (The)	60,355	9,258,457

Total Consumer Discretionary		58,695,961

Consumer Staples (5.9%)
Beverages (3.9%)
Anheuser-Busch InBev SA/NV (ADR)	55,544	6,129,836
Coca-Cola Co. (The)	164,708	7,387,154

		13,516,990

Food & Staples Retailing (2.0%)
CVS Health Corp.	84,975	6,837,088

Total Consumer Staples		20,354,078

Energy (3.7%)
Energy Equipment & Services (2.3%)
Schlumberger Ltd.	119,895	7,893,887

Oil, Gas & Consumable Fuels (1.4%)
Pioneer Natural Resources Co.	30,740	4,905,489

Total Energy		12,799,376

Financials (7.5%)
Capital Markets (5.8%)
BlackRock, Inc.	19,429	8,207,004
Charles Schwab Corp. (The)	150,338	6,458,521
Nasdaq, Inc.	77,107	5,512,379

		20,177,904

Consumer Finance (1.7%)
American Express Co.	69,572	5,860,745

Total Financials		26,038,649

Health Care (19.7%)
Biotechnology (9.3%)
Alexion Pharmaceuticals, Inc.*	48,587	5,911,580
Biogen, Inc.*	27,966	7,588,854
Celgene Corp.*	93,775	12,178,559
Regeneron Pharmaceuticals, Inc.*	12,913	6,342,091

		32,021,084

Health Care Equipment & Supplies (1.7%)
DENTSPLY SIRONA, Inc.	92,889	6,022,923

Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	51,975	$9,637,205

Life Sciences Tools & Services (2.0%)
Thermo Fisher Scientific, Inc.	39,937	6,967,808

Pharmaceuticals (3.9%)
Johnson & Johnson	45,897	6,071,714
Zoetis, Inc.	116,877	7,290,787

		13,362,501

Total Health Care		68,011,521

Industrials (7.1%)
Aerospace & Defense (2.0%)
Rockwell Collins, Inc.	66,151	6,951,147

Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	61,978	6,854,147

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	46,990	6,263,297

Trading Companies & Distributors (1.3%)
WW Grainger, Inc.	25,610	4,623,373

Total Industrials		24,691,964

Information Technology (33.2%)
Communications Equipment (1.7%)
Palo Alto Networks, Inc.*	42,970	5,749,816

Internet Software & Services (11.3%)
Akamai Technologies, Inc.*	148,236	7,383,635
Alphabet, Inc., Class A*	8,733	8,118,895
Alphabet, Inc., Class C*	12,364	11,235,538
eBay, Inc.*	96,161	3,357,942
Facebook, Inc., Class A*	60,213	9,090,959

		39,186,969

IT Services (4.9%)
PayPal Holdings, Inc.*	115,973	6,224,271
Visa, Inc., Class A	115,921	10,871,071

		17,095,342

Semiconductors & Semiconductor Equipment (3.1%)
Texas Instruments, Inc.	70,166	5,397,870
Xilinx, Inc.	82,858	5,329,427

		10,727,297

Software (10.3%)
Adobe Systems, Inc.*	58,489	8,272,684
Microsoft Corp.	176,187	12,144,570
Red Hat, Inc.*	76,166	7,292,895
Splunk, Inc.*	55,360	3,149,430
VMware, Inc., Class A (x)*	55,461	4,848,955

		35,708,534

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	45,741	6,587,619

Total Information Technology		115,055,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (4.2%)
Chemicals (4.2%)
Ecolab, Inc.	53,888	$7,153,632
Monsanto Co.	62,805	7,433,600

Total Materials		14,587,232

Total Common Stocks (98.3%) (Cost $269,020,627)		340,234,358

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	2,885,847	2,886,713

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $800,075, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $816,000. (xx)	$800,000	800,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $408,001. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,032,876, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,053,433. (xx)	1,032,777	1,032,777

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	$300,000	$300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $510,000. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,432,777

Total Short-Term Investments (2.1%) (Cost $7,319,576)		7,319,490

Total Investments (100.4%) (Cost $276,340,203)		347,553,848
Other Assets Less Liabilities (-0.4%)		(1,236,518)

Net Assets (100%)		$346,317,330

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $4,363,981. This was secured by cash collateral of $4,432,777 which was subsequently invested in joint repurchase agreements with a total value of $4,432,777, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$58,695,961	$—	$—	$58,695,961
Consumer Staples	20,354,078	—	—	20,354,078
Energy	12,799,376	—	—	12,799,376
Financials	26,038,649	—	—	26,038,649
Health Care	68,011,521	—	—	68,011,521
Industrials	24,691,964	—	—	24,691,964
Information Technology	115,055,577	—	—	115,055,577
Materials	14,587,232	—	—	14,587,232
Short-Term Investments
Investment Companies	2,886,713	—	—	2,886,713
Repurchase Agreements	—	4,432,777	—	4,432,777

Total Assets	$343,121,071	$4,432,777	$—	$347,553,848

Total Liabilities	$—	$—	$—	$—

Total	$343,121,071	$4,432,777	$—	$347,553,848

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,946,384
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,796,796

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,876,897
Aggregate gross unrealized depreciation	(6,189,021)

Net unrealized appreciation	$69,687,876

Federal income tax cost of investments	$277,865,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $271,907,426)	$343,121,071
Repurchase Agreements (Cost $4,432,777)	4,432,777
Cash	967,858
Receivable for securities sold	3,326,229
Receivable from Separate Accounts for Trust shares sold	265,515
Dividends, interest and other receivables	212,710
Security lending income receivable	3,323
Other assets	3,836

Total assets	352,333,319

LIABILITIES
Payable for return of collateral on securities loaned	4,432,777
Payable for securities purchased	761,581
Payable to Separate Accounts for Trust shares redeemed	496,619
Investment management fees payable	186,614
Distribution fees payable – Class IB	67,661
Administrative fees payable	28,210
Distribution fees payable – Class IA	2,614
Accrued expenses	39,913

Total liabilities	6,015,989

NET ASSETS	$346,317,330

Net assets were comprised of:
Paid in capital	$237,822,094
Accumulated undistributed net investment income (loss)	202,352
Accumulated undistributed net realized gain (loss) on investments	37,079,239
Net unrealized appreciation (depreciation) on investments	71,213,645

Net assets	$346,317,330

Class IA
Net asset value, offering and redemption price per share, $12,857,569 / 1,071,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

Class IB
Net asset value, offering and redemption price per share, $326,215,160 / 27,968,364 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.66

Class K
Net asset value, offering and redemption price per share, $7,244,601 / 596,795 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.14

(x)	Includes value of securities on loan of $4,363,981.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,930,306
Interest	2,048
Securities lending (net)	42,303

Total income	1,974,657

EXPENSES
Investment management fees	1,112,200
Distribution fees – Class IB	403,412
Administrative fees	168,279
Professional fees	30,569
Custodian fees	21,324
Distribution fees – Class IA	15,805
Printing and mailing expenses	13,171
Trustees’ fees	4,108
Miscellaneous	3,437

Total expenses	1,772,305

NET INVESTMENT INCOME (LOSS)	202,352

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	5,979,401
Net change in unrealized appreciation (depreciation) on investments	31,094,230

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,073,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,275,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$202,352	$(41,960)
Net realized gain (loss) on investments	5,979,401	36,480,285
Net change in unrealized appreciation (depreciation) on investments	31,094,230	(35,032,203)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,275,983	1,406,122

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(61,270)
Class IB	—	(1,586,172)
Class K	—	(30,710)

TOTAL DISTRIBUTIONS	—	(1,678,152)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 114,840 and 111,074 shares, respectively ]	1,325,798	1,144,396
Capital shares issued in reinvestment of distributions [ 0 and 5,626 shares, respectively ]	—	61,270
Capital shares repurchased [ (245,315) and (277,427) shares, respectively ]	(2,783,511)	(2,903,167)

Total Class IA transactions	(1,457,713)	(1,697,501)

Class IB
Capital shares sold [ 577,919 and 1,808,255 shares, respectively ]	6,457,256	18,148,208
Capital shares issued in reinvestment of distributions [ 0 and 149,835 shares, respectively ]	—	1,586,172
Capital shares repurchased [ (3,334,835) and (7,754,720) shares, respectively ]	(37,029,844)	(78,570,894)

Total Class IB transactions	(30,572,588)	(58,836,514)

Class K
Capital shares sold [ 95,799 and 240,067 shares, respectively ]	1,108,906	2,473,003
Capital shares issued in reinvestment of distributions [ 0 and 2,791 shares, respectively ]	—	30,710
Capital shares repurchased [ (91,334) and (345,210) shares, respectively ]	(1,053,034)	(3,604,331)

Total Class K transactions	55,872	(1,100,618)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,974,429)	(61,634,633)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,301,554	(61,906,663)
NET ASSETS:
Beginning of period	341,015,776	402,922,439

End of period (a)	$346,317,330	$341,015,776

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$202,352	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.77	$10.73	$11.38	$12.31	$11.25	$9.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	(0.05)	(0.05)	(0.06)	— #
Net realized and unrealized gain (loss) on investments	1.22	0.09	0.18	0.52	4.35	1.97

Total from investment operations	1.23	0.09	0.13	0.47	4.29	1.97

Less distributions:
Dividends from net investment income	—	—	—	—	—	— #
Distributions from net realized gains	—	(0.05)	(0.78)	(1.40)	(3.23)	(0.37)

Total dividends and distributions	—	(0.05)	(0.78)	(1.40)	(3.23)	(0.37)

Net asset value, end of period	$12.00	$10.77	$10.73	$11.38	$12.31	$11.25

Total return (b)	11.42%	0.84%	1.34%	3.74%	39.08%	20.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,858	$12,944	$14,616	$15,531	$16,381	$11,114
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.04%	1.04%	1.03%	1.04%	1.03%	1.02%
Before fees paid indirectly (a)(f)	1.04%	1.04%	1.03%	1.04%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.11%	(0.01)%	(0.41)%	(0.39)%	(0.47)%	0.01%
Before fees paid indirectly (a)(f)	0.11%	(0.01)%	(0.41)%	(0.39)%	(0.48)%	— %‡‡
Portfolio turnover rate (z)^	8%	78%	101%	90%	103%	92%

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.47	$10.43	$11.09	$12.02	$11.04	$9.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	(0.05)	(0.05)	(0.05)	— #
Net realized and unrealized gain (loss) on investments	1.18	0.09	0.17	0.52	4.26	1.93

Total from investment operations	1.19	0.09	0.12	0.47	4.21	1.93

Less distributions:
Dividends from net investment income	—	—	—	—	—	— #
Distributions from net realized gains	—	(0.05)	(0.78)	(1.40)	(3.23)	(0.37)

Total dividends and distributions	—	(0.05)	(0.78)	(1.40)	(3.23)	(0.37)

Net asset value, end of period	$11.66	$10.47	$10.43	$11.09	$12.02	$11.04

Total return (b)	11.37%	0.87%	1.28%	3.83%	39.07%	20.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$326,215	$321,626	$380,798	$415,372	$397,390	$872,656
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.04%	1.04%	1.03%	1.04%	1.03%	1.02%
Before fees paid indirectly (a)(f)	1.04%	1.04%	1.03%	1.04%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.11%	(0.02)%	(0.41)%	(0.38)%	(0.39)%	0.01%
Before fees paid indirectly (a)(f)	0.11%	(0.02)%	(0.41)%	(0.38)%	(0.39)%	— %‡‡
Portfolio turnover rate (z)^	8%	78%	101%	90%	103%	92%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K		2016	2015	2014	2013
Net asset value, beginning of period	$10.88	$10.81	$11.44	$12.33	$11.23	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	(0.02)	(0.02)	(0.03)	0.05
Net realized and unrealized gain (loss) on investments	1.24	0.10	0.17	0.53	4.36	0.21

Total from investment operations	1.26	0.12	0.15	0.51	4.33	0.26

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.03)
Distributions from net realized gains	—	(0.05)	(0.78)	(1.40)	(3.23)	(0.26)

Total dividends and distributions	—	(0.05)	(0.78)	(1.40)	(3.23)	(0.29)

Net asset value, end of period	$12.14	$10.88	$10.81	$11.44	$12.33	$11.23

Total return (b)	11.58%	1.12%	1.51%	4.06%	39.51%	2.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,245	$6,445	$7,509	$7,995	$8,250	$1,427
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.79%	0.79%	0.78%	0.79%	0.78%	0.79%
Before fees paid indirectly (a)(f)	0.79%	0.79%	0.78%	0.79%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.36%	0.23%	(0.16)%	(0.13)%	(0.23)%	1.32%
Before fees paid indirectly (a)(f)	0.36%	0.23%	(0.16)%	(0.13)%	(0.25)%	1.32%
Portfolio turnover rate (z)^	8%	78%	101%	90%	103%	92%
*	Commencement of Operations.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	13.1%
Financials	11.8
Health Care	11.1
Energy	9.4
Consumer Discretionary	7.6
Information Technology	7.4
Industrials	6.2
Utilities	5.9
Materials	4.7
Repurchase Agreements	4.5
Consumer Staples	4.3
Telecommunication Services	2.6
Real Estate	1.3
U.S. Government Agency Securities	0.6
Supranational	0.6
Foreign Government Securities	0.6
Investment Companies	0.1
Municipal Bonds	0.0	#
Asset-Backed Securities	0.0	#
Cash and Other	8.2

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,044.51	$5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class IB
Actual	1,000.00	1,044.51	5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class K
Actual	1,000.00	1,045.45	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	3.96

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A 4.950%, 1/15/23		$152,235	$162,709

Total Asset-Backed Security			162,709

Convertible Bonds (0.8%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd.
5.875%, 7/1/21 (x)		3,200,000	3,238,000

Total Energy			3,238,000

Health Care (0.5%)
Pharmaceuticals (0.5%)
Bayer Capital Corp. BV 5.625%, 11/22/19§	EUR	5,000,000	6,952,267

Total Health Care			6,952,267

Total Convertible Bonds			10,190,267

Corporate Bonds (25.7%)
Consumer Discretionary (3.1%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24		$75,000	78,742

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26		150,000	154,590

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.
3.950%, 10/15/20		150,000	158,551
International Game Technology plc
6.250%, 2/15/22§		4,300,000	4,692,375
Marriott International, Inc.
Series N 3.125%, 10/15/21		250,000	255,462
McDonald’s Corp.
3.625%, 5/20/21		150,000	156,675
3.700%, 1/30/26		200,000	207,337
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	157,876
Wynn Las Vegas LLC
5.500%, 3/1/25§		1,000,000	1,051,900

			6,680,176

Household Durables (0.6%)
KB Home
7.500%, 9/15/22		4,000,000	4,520,000
Newell Brands, Inc.
3.850%, 4/1/23		80,000	84,087
Shea Homes LP
5.875%, 4/1/23§		3,000,000	3,060,000

			7,664,087

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19		$250,000	$254,630
3.300%, 12/5/21		150,000	156,678
QVC, Inc.
4.850%, 4/1/24		50,000	51,199

			462,507

Media (1.8%)
21st Century Fox America, Inc.
3.000%, 9/15/22		150,000	152,093
Altice Financing SA
6.625%, 2/15/23§		1,500,000	1,591,350
CBS Corp.
3.375%, 3/1/22		200,000	206,385
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	361,830
4.908%, 7/23/25		100,000	108,040
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	33,472
Comcast Corp.
5.150%, 3/1/20		150,000	162,411
3.375%, 8/15/25		250,000	256,896
DISH DBS Corp.
5.000%, 3/15/23		5,600,000	5,733,280
iHeartCommunications, Inc.
9.000%, 12/15/19		1,019,000	802,462
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	157,625
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	323,360
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	151,198
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		150,000	154,657
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,125,000
Time Warner Cable LLC
8.250%, 4/1/19		170,000	187,000
4.000%, 9/1/21		100,000	104,667
Time Warner, Inc.
4.700%, 1/15/21		250,000	267,948
3.550%, 6/1/24		200,000	202,582
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	7,067,900
Viacom, Inc.
2.750%, 12/15/19		71,000	71,776
4.250%, 9/1/23 (x)		100,000	103,798
Walt Disney Co. (The)
2.300%, 2/12/21		105,000	105,754
2.550%, 2/15/22		250,000	253,092
WPP Finance 2010
3.750%, 9/19/24		100,000	102,670
Ziggo Secured Finance BV
5.500%, 1/15/27§		1,500,000	1,545,937

			22,333,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Multiline Retail (0.0%)
Kohl’s Corp.
4.750%, 12/15/23	$100,000	$102,487
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22 (x)	150,000	148,835
Target Corp.
2.300%, 6/26/19	100,000	101,181

		352,503

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	104,959
Home Depot, Inc. (The)
2.000%, 6/15/19 (x)	250,000	251,410
1.800%, 6/5/20	200,000	199,775
2.625%, 6/1/22	115,000	116,757
2.125%, 9/15/26	50,000	46,592
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	91,377
3.100%, 5/3/27	200,000	198,593
PetSmart, Inc.
7.125%, 3/15/23§	600,000	535,500

		1,544,963

Total Consumer Discretionary		39,270,751

Consumer Staples (0.6%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	251,209
2.650%, 2/1/21	130,000	131,642
3.300%, 2/1/23	200,000	205,632
3.700%, 2/1/24	100,000	104,491
3.650%, 2/1/26	350,000	360,071
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	54,371
5.375%, 1/15/20	250,000	270,671
4.375%, 2/15/21	25,000	26,750
2.500%, 7/15/22	100,000	99,617
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	103,932
3.200%, 11/1/23	200,000	206,770
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	152,423
Molson Coors Brewing Co.
3.000%, 7/15/26	200,000	191,999
PepsiCo, Inc.
1.850%, 4/30/20	200,000	199,923
3.600%, 3/1/24	250,000	264,267

		2,623,768

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	84,711
CVS Health Corp.
2.250%, 8/12/19	350,000	351,676
3.500%, 7/20/22	500,000	519,568
Kroger Co. (The)
6.150%, 1/15/20	150,000	164,074
2.950%, 11/1/21	150,000	151,320

Sysco Corp.
2.600%, 10/1/20	$40,000	$40,482
2.500%, 7/15/21	25,000	25,025
Walgreen Co.
3.100%, 9/15/22	150,000	153,148
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	150,000	154,419
3.800%, 11/18/24	200,000	207,662
Wal-Mart Stores, Inc.
3.625%, 7/8/20	100,000	105,040
3.250%, 10/25/20	100,000	104,100
3.300%, 4/22/24	100,000	103,980

		2,165,205

Food Products (0.1%)
General Mills, Inc.
5.650%, 2/15/19	100,000	105,990
2.200%, 10/21/19	250,000	251,076
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	183,487
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	112,068
2.800%, 7/2/20	250,000	253,234
3.000%, 6/1/26	200,000	191,645
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	107,549
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	252,691
4.500%, 6/15/22	100,000	108,854
Unilever Capital Corp.
2.000%, 7/28/26	150,000	138,022

		1,704,616

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	153,374
3.500%, 12/15/24	100,000	103,271
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	149,914

		406,559

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	51,665
2.625%, 1/14/20	200,000	202,843
2.850%, 8/9/22	200,000	203,139
4.000%, 1/31/24	100,000	106,726
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	99,537
3.600%, 11/15/23	50,000	52,218
Reynolds American, Inc.
4.450%, 6/12/25	250,000	268,320

		984,448

Total Consumer Staples		7,884,596

Energy (3.5%)
Energy Equipment & Services (0.6%)
Halliburton Co.
2.000%, 8/1/18	100,000	100,011
3.250%, 11/15/21	100,000	101,969
3.800%, 11/15/25	30,000	30,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

National Oilwell Varco, Inc.
2.600%, 12/1/22	$150,000	$144,548
Weatherford International Ltd.
7.750%, 6/15/21 (x)	4,000,000	4,020,000
4.500%, 4/15/22	1,750,000	1,544,375
8.250%, 6/15/23 (x)	2,400,000	2,400,000

		8,341,660

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	147,597
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	2,000,000	2,000,000
Bill Barrett Corp.
7.000%, 10/15/22 (x)	500,000	416,562
8.750%, 6/15/25 (x)§	3,500,000	2,940,000
BP Capital Markets plc
2.315%, 2/13/20	200,000	202,128
4.500%, 10/1/20	100,000	107,174
3.814%, 2/10/24	250,000	262,079
3.224%, 4/14/24	250,000	253,079
Chesapeake Energy Corp.
6.125%, 2/15/21 (x)	2,000,000	1,952,500
8.000%, 12/15/22 (x)§	2,092,000	2,227,352
8.000%, 1/15/25 (x)§	5,000,000	5,000,000
Chevron Corp.
1.790%, 11/16/18	350,000	350,884
2.193%, 11/15/19	35,000	35,277
2.355%, 12/5/22	150,000	148,515
2.954%, 5/16/26	250,000	248,353
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	197,665
ConocoPhillips Co.
2.875%, 11/15/21	120,000	121,216
2.400%, 12/15/22	150,000	147,782
Denbury Resources, Inc.
9.000%, 5/15/21§	300,000	285,750
Devon Energy Corp.
4.000%, 7/15/21	100,000	102,960
Ecopetrol SA
7.625%, 7/23/19	50,000	55,250
5.375%, 6/26/26	150,000	156,375
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	148,815
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	114,239
Energy Transfer Equity LP
5.500%, 6/1/27 (x)	1,500,000	1,555,800
Energy Transfer LP
4.650%, 6/1/21	150,000	159,015
3.600%, 2/1/23	100,000	100,293
4.050%, 3/15/25	100,000	100,260
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	100,773
3.350%, 3/15/23	150,000	154,389
EOG Resources, Inc.
5.625%, 6/1/19	15,000	15,977
4.100%, 2/1/21	100,000	105,031
4.150%, 1/15/26	150,000	157,904

EQT Corp.
4.875%, 11/15/21	$50,000	$53,204
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	151,118
3.176%, 3/15/24	150,000	154,498
Halcon Resources Corp.
6.750%, 2/15/25 (x)§	1,000,000	900,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	50,666
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	359,951
4.300%, 5/1/24	150,000	155,939
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,300,000	2,533,718
7.750%, 1/15/32	1,700,000	2,158,564
Marathon Oil Corp.
2.800%, 11/1/22 (x)	100,000	96,460
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	53,972
3.625%, 9/15/24	150,000	150,691
MPLX LP
4.500%, 7/15/23	100,000	106,497
4.875%, 6/1/25	100,000	106,235
NGPL PipeCo LLC
7.119%, 12/15/17§	225,000	229,275
Noble Energy, Inc.
4.150%, 12/15/21	150,000	158,045
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	199,268
ONEOK Partners LP
8.625%, 3/1/19	100,000	109,927
Petroleos Mexicanos
3.500%, 7/18/18	200,000	201,420
4.875%, 1/24/22	250,000	256,392
5.375%, 3/13/22§	350,000	368,725
4.250%, 1/15/25	100,000	97,250
6.875%, 8/4/26	150,000	166,485
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	100,708
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	2,228,603
5.625%, 3/1/25	250,000	275,367
Sanchez Energy Corp.
7.750%, 6/15/21 (x)	2,800,000	2,555,000
Statoil ASA
5.250%, 4/15/19	25,000	26,466
2.900%, 11/8/20	200,000	204,036
2.750%, 11/10/21	150,000	153,052
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	153,347
Total Capital International SA
2.700%, 1/25/23	200,000	201,099
Total Capital SA
4.125%, 1/28/21	250,000	265,584
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	126,934
3.800%, 10/1/20	100,000	104,810
4.875%, 1/15/26	120,000	134,709
Valero Energy Corp.
6.125%, 2/1/20	150,000	165,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

W&T Offshore, Inc.
9.000%, 5/15/20 PIK§	$711,152	$590,256
8.500%, 6/15/21 PIK (l)§	636,877	439,445
Williams Partners LP
5.250%, 3/15/20	100,000	107,541
4.125%, 11/15/20	100,000	104,944
4.300%, 3/4/24	150,000	156,626

		36,982,850

Total Energy		45,324,510

Financials (5.5%)
Banks (3.9%)
Australia & New Zealand Banking Group Ltd.
2.250%, 6/13/19	250,000	252,219
Banco Santander SA
3.500%, 4/11/22	200,000	204,475
Bank of America Corp.
7.625%, 6/1/19	250,000	275,894
5.700%, 1/24/22	100,000	112,736
3.300%, 1/11/23	150,000	153,044
4.125%, 1/22/24	100,000	105,439
4.000%, 4/1/24	350,000	366,416
4.000%, 1/22/25	250,000	253,876
3.500%, 4/19/26	200,000	200,932
3.705%, 4/24/28 (l)	150,000	151,147
Series AA 6.100%, 3/17/25 (l)(y)	1,000,000	1,085,000
Series L 2.600%, 1/15/19	250,000	252,416
2.250%, 4/21/20	300,000	300,326
Series U 5.200%, 6/1/23 (l)(x)(y)	500,000	512,500
Series X 6.250%, 9/5/24 (l)(y)	500,000	543,750
Bank of Montreal
2.375%, 1/25/19	50,000	50,416
1.500%, 7/18/19	350,000	346,746
Bank of Nova Scotia (The)
2.050%, 6/5/19	250,000	250,320
2.450%, 3/22/21	250,000	250,882
Barclays Bank plc
5.140%, 10/14/20	100,000	107,116
Barclays plc
2.750%, 11/8/19	250,000	252,174
3.684%, 1/10/23	250,000	256,133
4.375%, 1/12/26	200,000	208,415
BB&T Corp.
2.050%, 6/19/18	200,000	200,791
2.450%, 1/15/20	300,000	303,210
BNP Paribas
3.250%, 3/3/23	100,000	103,102
BNP Paribas SA
2.700%, 8/20/18	100,000	101,189
4.250%, 10/15/24	200,000	209,137
Citigroup, Inc.
2.050%, 12/7/18	350,000	350,464
2.550%, 4/8/19	100,000	100,918
3.875%, 10/25/23	150,000	156,821
3.300%, 4/27/25	345,000	342,947

3.400%, 5/1/26	$200,000	$197,591
3.200%, 10/21/26	200,000	194,613
3.887%, 1/10/28 (l)	150,000	152,512
Series M 6.300%, 5/15/24 (l)(y)	4,500,000	4,798,350
Series O 5.875%, 3/27/20 (l)(x)(y)	4,000,000	4,195,000
Series Q 5.950%, 8/15/20 (l)(y)	3,000,000	3,173,700
Commonwealth Bank of Australia
2.250%, 3/13/19	250,000	251,424
Cooperatieve Rabobank UA
2.250%, 1/14/19	250,000	251,560
4.500%, 1/11/21	75,000	80,525
3.875%, 2/8/22	75,000	79,700
4.375%, 8/4/25	250,000	262,219
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	253,919
Discover Bank
3.200%, 8/9/21	250,000	255,003
Fifth Third Bancorp
2.300%, 3/1/19	125,000	125,395
Fifth Third Bank
3.850%, 3/15/26	200,000	204,262
HSBC Holdings plc
5.100%, 4/5/21	100,000	108,780
4.000%, 3/30/22	100,000	105,344
4.250%, 3/14/24	200,000	206,416
4.300%, 3/8/26	250,000	265,641
Huntington National Bank (The)
2.200%, 4/1/19	250,000	251,004
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250,000	254,147
JPMorgan Chase & Co.
2.250%, 1/23/20	150,000	150,394
4.250%, 10/15/20	200,000	212,311
2.400%, 6/7/21	150,000	149,635
4.500%, 1/24/22	250,000	270,883
3.250%, 9/23/22	100,000	102,528
3.200%, 1/25/23	150,000	153,119
3.375%, 5/1/23	250,000	253,544
2.700%, 5/18/23	200,000	198,371
3.625%, 5/13/24	250,000	257,723
3.125%, 1/23/25	150,000	149,132
3.220%, 3/1/25 (l)	250,000	250,700
2.950%, 10/1/26	250,000	241,322
Series 1 7.900%, 4/30/18 (l)(y)	9,468,000	9,823,050
Series Q 5.150%, 5/1/23 (l)(x)(y)	2,000,000	2,050,000
KeyCorp
2.900%, 9/15/20	100,000	101,853
5.100%, 3/24/21	50,000	54,758
Kreditanstalt fuer Wiederaufbau
1.125%, 8/6/18	750,000	747,333
4.875%, 6/17/19	250,000	265,745
1.500%, 4/20/20	250,000	248,241
1.625%, 5/29/20	250,000	249,746
2.750%, 9/8/20	150,000	154,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.625%, 3/15/21	$250,000	$247,162
1.500%, 6/15/21	500,000	490,817
2.625%, 1/25/22	300,000	308,118
2.125%, 1/17/23	250,000	249,151
Landwirtschaftliche Rentenbank
2.000%, 12/6/21	250,000	250,672
Lloyds Bank plc
6.375%, 1/21/21	100,000	112,834
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	208,716
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	209,179
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	49,182
MUFG Union Bank NA
2.250%, 5/6/19	250,000	251,143
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	235,997
PNC Bank NA
2.250%, 7/2/19	250,000	251,740
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	100,000	107,592
3.900%, 4/29/24	250,000	262,064
Royal Bank of Canada
2.200%, 7/27/18	250,000	251,563
2.500%, 1/19/21	150,000	150,753
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	212,625
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,731
Santander UK plc
3.050%, 8/23/18	100,000	101,416
2.350%, 9/10/19	250,000	251,783
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	252,161
2.650%, 7/23/20	250,000	252,917
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	237,790
SunTrust Banks, Inc.
2.350%, 11/1/18	150,000	150,831
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	251,410
Toronto-Dominion Bank (The)
2.250%, 11/5/19	150,000	151,007
1.800%, 7/13/21	250,000	244,758
US Bancorp
2.200%, 4/25/19	150,000	151,416
2.950%, 7/15/22	150,000	152,516
Series V 2.375%, 7/22/26	150,000	141,611
US Bank NA
2.125%, 10/28/19	250,000	251,843
Wells Fargo & Co.
2.150%, 1/15/19	150,000	150,692
2.600%, 7/22/20	105,000	106,293
2.550%, 12/7/20	350,000	354,126
3.500%, 3/8/22	100,000	103,857
4.125%, 8/15/23	100,000	105,366
3.300%, 9/9/24	250,000	253,389

3.000%, 4/22/26	$200,000	$195,174
3.000%, 10/23/26	150,000	145,882
Series M 3.450%, 2/13/23	100,000	102,145
Series S 5.900%, 6/15/24 (l)(y)	1,200,000	1,279,200
Westpac Banking Corp.
2.250%, 7/30/18	250,000	251,521
2.700%, 8/19/26 (x)	250,000	239,337

		49,960,604

Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	108,569
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	203,123
4.150%, 2/1/21	100,000	106,532
3.550%, 9/23/21	100,000	104,569
2.200%, 8/16/23	250,000	242,470
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	102,416
Credit Suisse AG
5.400%, 1/14/20	100,000	107,309
4.375%, 8/5/20	250,000	265,662
3.625%, 9/9/24	250,000	256,818
Deutsche Bank AG
2.500%, 2/13/19	150,000	150,311
3.375%, 5/12/21	200,000	202,676
Goldman Sachs Group, Inc. (The)
2.900%, 7/19/18	150,000	151,710
2.550%, 10/23/19	250,000	252,127
2.750%, 9/15/20	45,000	45,545
5.750%, 1/24/22	250,000	281,686
3.000%, 4/26/22	250,000	251,779
3.625%, 1/22/23	150,000	155,040
4.000%, 3/3/24	250,000	262,061
4.250%, 10/21/25	200,000	206,602
3.850%, 1/26/27	250,000	254,195
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	40,779
4.000%, 10/15/23	100,000	107,225
Invesco Finance plc
3.750%, 1/15/26	100,000	103,670
Jefferies Group LLC
8.500%, 7/15/19	75,000	84,072
Moody’s Corp.
4.500%, 9/1/22	50,000	54,084
Morgan Stanley
7.300%, 5/13/19	200,000	218,734
2.375%, 7/23/19	150,000	151,071
2.800%, 6/16/20	140,000	142,063
5.750%, 1/25/21	250,000	277,233
2.625%, 11/17/21	250,000	249,348
2.750%, 5/19/22	200,000	200,008
4.875%, 11/1/22	100,000	108,390
3.750%, 2/25/23	100,000	103,886
4.100%, 5/22/23	100,000	104,168
3.700%, 10/23/24	150,000	153,731
3.875%, 1/27/26	200,000	206,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.125%, 7/27/26	$150,000	$145,977
Series F 3.875%, 4/29/24	100,000	103,959
Series J 5.550%, 7/15/20 (l)(y)	700,000	734,125
Nasdaq, Inc.
3.850%, 6/30/26	150,000	153,252
S&P Global, Inc.
3.300%, 8/14/20	50,000	51,429
State Street Corp.
4.375%, 3/7/21	150,000	160,770
3.300%, 12/16/24	95,000	97,742
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	255,905
UBS AG
2.350%, 3/26/20	250,000	251,323

		7,970,316

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
4.250%, 7/1/20	250,000	261,386
3.950%, 2/1/22	150,000	156,158
American Express Co.
2.650%, 12/2/22	212,000	212,397
3.625%, 12/5/24	150,000	153,633
American Honda Finance Corp.
2.450%, 9/24/20	250,000	252,399
Capital One Financial Corp.
4.750%, 7/15/21	100,000	107,610
3.500%, 6/15/23	200,000	204,320
3.750%, 7/28/26	150,000	146,797
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	146,068
2.100%, 6/9/19	250,000	250,746
Discover Financial Services
3.850%, 11/21/22	100,000	102,562
Ford Motor Credit Co. LLC
2.375%, 3/12/19	250,000	251,095
5.875%, 8/2/21	200,000	222,162
4.134%, 8/4/25	200,000	203,326
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	170,275
4.000%, 1/15/25	250,000	251,192
5.250%, 3/1/26	150,000	162,242
HSBC Finance Corp.
6.676%, 1/15/21	250,000	281,991
HSBC USA, Inc.
2.350%, 3/5/20	500,000	502,400
John Deere Capital Corp.
2.050%, 3/10/20	100,000	100,402
OneMain Financial Holdings LLC
7.250%, 12/15/21§	2,500,000	2,630,000
Synchrony Financial
3.000%, 8/15/19	250,000	253,556
3.750%, 8/15/21	75,000	77,020
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	181,099
2.750%, 5/17/21	250,000	254,302

		7,535,138

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	$95,000	$96,149
3.125%, 3/15/26	200,000	202,430
Boeing Capital Corp.
4.700%, 10/27/19	100,000	106,389
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	285,175
Leucadia National Corp.
5.500%, 10/18/23	100,000	106,944
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	201,253
Shell International Finance BV
2.375%, 8/21/22	250,000	248,078
3.400%, 8/12/23	100,000	103,736
3.250%, 5/11/25	140,000	142,752

		1,492,906

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	150,000	151,315
Allstate Corp. (The)
3.150%, 6/15/23	100,000	102,340
American International Group, Inc.
3.375%, 8/15/20	150,000	155,269
3.300%, 3/1/21	55,000	56,684
3.900%, 4/1/26	200,000	205,362
Aon Corp.
5.000%, 9/30/20	50,000	53,663
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	107,473
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	258,770
CNA Financial Corp.
5.875%, 8/15/20	100,000	110,001
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	150,000	162,696
Lincoln National Corp.
4.850%, 6/24/21	50,000	53,824
Loews Corp.
3.750%, 4/1/26	150,000	155,832
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	163,928
MetLife, Inc.
4.750%, 2/8/21	100,000	108,457
3.600%, 4/10/24	250,000	262,991
Progressive Corp. (The)
3.750%, 8/23/21	50,000	52,682
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	220,387
5.875%, 9/15/42 (l)	150,000	167,062
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	108,411

		2,657,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.500%, 7/15/19	$250,000	$252,012

Total Financials		69,868,123

Health Care (4.0%)
Biotechnology (0.2%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	150,475
2.900%, 11/6/22	200,000	201,953
3.600%, 5/14/25	185,000	188,994
Amgen, Inc.
3.450%, 10/1/20	150,000	156,110
2.700%, 5/1/22	110,000	110,583
3.625%, 5/22/24	250,000	260,930
Biogen, Inc.
4.050%, 9/15/25	40,000	42,334
Celgene Corp.
2.300%, 8/15/18	100,000	100,539
3.950%, 10/15/20	100,000	105,098
3.875%, 8/15/25	250,000	261,520
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	108,001
3.250%, 9/1/22	40,000	41,385
2.500%, 9/1/23	250,000	246,504
3.700%, 4/1/24	100,000	104,372

		2,078,798

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	173,321
3.750%, 11/30/26	250,000	255,565
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	252,761
3.734%, 12/15/24	25,000	25,453
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,868
3.850%, 5/15/25	150,000	154,889
Liberty Property LP (REIT)
4.125%, 6/15/22	100,000	104,803
Mallinckrodt International Finance SA
5.750%, 8/1/22§	5,000,000	4,687,500
5.625%, 10/15/23 (x)§	600,000	547,500
5.500%, 4/15/25(x)§	1,000,000	877,500
Medtronic, Inc.
4.125%, 3/15/21	100,000	106,890
3.150%, 3/15/22	80,000	82,705
3.500%, 3/15/25	150,000	155,535
Stryker Corp.
3.375%, 5/15/24	150,000	154,545
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	202,662

		7,882,497

Health Care Providers & Services (2.2%)
Aetna, Inc.
2.750%, 11/15/22	150,000	150,132
3.500%, 11/15/24	150,000	154,806
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	153,647

Anthem, Inc.
2.250%, 8/15/19	$225,000	$225,936
3.125%, 5/15/22	150,000	152,663
CHS/Community Health Systems, Inc.
8.000%, 11/15/19 (x)	5,800,000	5,821,750
7.125%, 7/15/20 (x)	2,500,000	2,437,500
6.875%, 2/1/22 (x)	1,800,000	1,572,840
Cigna Corp.
4.500%, 3/15/21	150,000	160,332
DaVita, Inc.
5.125%, 7/15/24	1,100,000	1,116,500
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	162,150
3.400%, 3/1/27	250,000	242,657
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,680,000
5.875%, 5/1/23	1,500,000	1,631,250
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	150,885
3.200%, 2/1/22	75,000	76,151
McKesson Corp.
3.796%, 3/15/24	100,000	104,306
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	104,821
Tenet Healthcare Corp.
8.125%, 4/1/22 (x)	5,000,000	5,319,000
6.750%, 6/15/23 (x)	5,000,000	4,993,750
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	66,343
3.750%, 7/15/25	150,000	157,599

		28,635,018

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	104,563
Life Technologies Corp.
5.000%, 1/15/21	100,000	107,642
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	251,578
3.600%, 8/15/21	50,000	51,952
3.300%, 2/15/22	100,000	102,968

		618,703

Pharmaceuticals (0.9%)
Actavis, Inc.
3.250%, 10/1/22	150,000	152,955
Allergan Funding SCS
3.450%, 3/15/22	250,000	257,900
3.800%, 3/15/25	150,000	155,313
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	98,011
Endo Dac
6.000%, 2/1/25§	2,000,000	1,640,000
Endo Finance LLC
5.750%, 1/15/22§	1,000,000	901,100
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	100,984
Horizon Pharma, Inc.
6.625%, 5/1/23 (x)	1,000,000	941,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Johnson & Johnson
2.450%, 12/5/21	$150,000	$151,999
2.050%, 3/1/23	35,000	34,572
3.375%, 12/5/23	100,000	106,672
Merck & Co., Inc.
1.850%, 2/10/20	250,000	250,059
2.350%, 2/10/22	45,000	45,305
2.400%, 9/15/22	150,000	151,074
Mylan NV
3.950%, 6/15/26 (x)	100,000	101,383
Novartis Capital Corp.
3.400%, 5/6/24	100,000	104,309
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	263,032
Pfizer, Inc.
2.100%, 5/15/19	250,000	252,276
3.400%, 5/15/24	100,000	104,574
Sanofi
4.000%, 3/29/21	75,000	79,666
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	365,000	357,127
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	79,000	78,605
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	250,000	243,437
Valeant Pharmaceuticals International, Inc.
6.500%, 3/15/22§	600,000	628,500
5.875%, 5/15/23§	2,100,000	1,800,750
7.000%, 3/15/24§	900,000	947,250
6.125%, 4/15/25§	1,600,000	1,356,000
Zoetis, Inc.
3.250%, 2/1/23	150,000	153,631

		11,457,784

Total Health Care		50,672,800

Industrials (1.2%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	1,037,500
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	155,966
General Dynamics Corp.
3.875%, 7/15/21	100,000	106,314
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	158,164
3.550%, 1/15/26	150,000	155,602
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	104,449
Precision Castparts Corp.
2.500%, 1/15/23	75,000	74,698
Textron, Inc.
4.300%, 3/1/24	100,000	105,997
TransDigm, Inc.
6.000%, 7/15/22	700,000	721,000
6.500%, 7/15/24	1,500,000	1,548,750
United Technologies Corp.
3.100%, 6/1/22	50,000	51,616

2.800%, 5/4/24	$250,000	$250,294

		4,470,350

Air Freight & Logistics (0.4%)
FedEx Corp.
2.300%, 2/1/20	85,000	85,661
2.625%, 8/1/22	50,000	50,067
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	207,902
XPO Logistics, Inc.
6.500%, 6/15/22 (x)§	5,000,000	5,250,000

		5,593,630

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	102,607
Republic Services, Inc.
5.250%, 11/15/21	100,000	110,754

		213,361

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	153,538

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	150,724
Emerson Electric Co.
2.625%, 2/15/23	150,000	151,045

		301,769

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	109,658
3.150%, 9/7/22	100,000	103,768
2.700%, 10/9/22	250,000	253,901
3.100%, 1/9/23	150,000	155,402
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	250,000	252,317
Koninklijke Philips NV
3.750%, 3/15/22	100,000	104,902
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	101,476

		1,081,424

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	100,900
Deere & Co.
4.375%, 10/16/19	150,000	158,353
2.600%, 6/8/22	100,000	100,988
Flowserve Corp.
4.000%, 11/15/23	100,000	103,449
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	156,900
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	101,232

		721,822

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	$25,000	$26,610
3.400%, 9/1/24	250,000	260,378
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	42,999
Ryder System, Inc.
2.500%, 5/11/20	65,000	65,213
Union Pacific Corp.
5.700%, 8/15/18	100,000	104,374
3.250%, 8/15/25	150,000	154,325

		653,899

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21 (x)	150,000	156,365
United Rentals North America, Inc.
5.750%, 11/15/24	2,425,000	2,540,188

		2,696,553

Total Industrials		15,886,346

Information Technology (1.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	265,784
3.625%, 3/4/24	150,000	158,648
Harris Corp.
2.700%, 4/27/20	150,000	151,239
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,284
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	256,960

		885,915

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	100,790

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	251,570
3.600%, 11/28/24	200,000	206,267
eBay, Inc.
2.200%, 8/1/19	150,000	150,321
3.250%, 10/15/20	50,000	51,481
2.600%, 7/15/22	100,000	99,229

		758,868

IT Services (0.6%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	54,169
Computer Sciences Corp.
4.450%, 9/15/22	100,000	106,310
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	103,928
5.000%, 10/15/25	200,000	222,778
First Data Corp.
7.000%, 12/1/23§	5,400,000	5,764,500
Fiserv, Inc.
4.750%, 6/15/21	100,000	107,949

International Business Machines Corp.
1.950%, 2/12/19 (x)	$200,000	$200,959
3.375%, 8/1/23	150,000	155,905
3.450%, 2/19/26	150,000	152,766
Mastercard, Inc.
3.375%, 4/1/24	50,000	52,160
Visa, Inc.
2.200%, 12/14/20	350,000	352,710
2.800%, 12/14/22	115,000	117,071

		7,391,205

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	107,517
Broadcom Corp.
3.875%, 1/15/27§	350,000	359,488
Intel Corp.
3.300%, 10/1/21	100,000	104,398
2.700%, 12/15/22	150,000	151,714
KLA-Tencor Corp.
4.125%, 11/1/21	135,000	143,208
Lam Research Corp.
3.800%, 3/15/25	60,000	61,324
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	249,415
3.450%, 5/20/25	150,000	154,055
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	149,369

		1,480,488

Software (0.4%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	205,094
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,593,750
Microsoft Corp.
4.000%, 2/8/21	150,000	160,328
2.375%, 2/12/22	145,000	145,951
2.650%, 11/3/22	110,000	111,464
2.000%, 8/8/23	135,000	130,768
2.400%, 8/8/26	250,000	239,795
3.300%, 2/6/27	250,000	257,056
Oracle Corp.
2.250%, 10/8/19	250,000	253,145
2.500%, 5/15/22	150,000	151,516
2.500%, 10/15/22	200,000	200,717
2.400%, 9/15/23	150,000	148,031
2.650%, 7/15/26	250,000	241,813

		4,839,428

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
2.250%, 2/23/21	500,000	503,584
2.150%, 2/9/22	150,000	149,047
2.850%, 2/23/23	110,000	111,812
3.450%, 5/6/24	250,000	259,070
3.200%, 5/13/25	115,000	116,768
3.350%, 2/9/27	250,000	255,363
Diamond 1 Finance Corp.
4.420%, 6/15/21§	800,000	843,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
5.450%, 6/15/23§	$1,800,000	$1,957,679
6.020%, 6/15/26§	1,195,000	1,323,196
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	150,000	157,139
Seagate HDD Cayman
4.750%, 6/1/23	75,000	78,130
Western Digital Corp.
7.375%, 4/1/23§	1,000,000	1,098,750
10.500%, 4/1/24	1,000,000	1,180,000
Xerox Corp.
2.750%, 9/1/20	67,000	66,778
4.500%, 5/15/21	150,000	157,217
4.070%, 3/17/22§	6,000	6,143

		8,264,119

Total Information Technology		23,720,813

Materials (1.7%)
Chemicals (0.1%)
Agrium, Inc.
3.150%, 10/1/22	50,000	50,870
3.375%, 3/15/25	150,000	149,138
Albemarle Corp.
4.150%, 12/1/24	200,000	210,441
Dow Chemical Co. (The)
8.550%, 5/15/19	150,000	167,921
3.000%, 11/15/22	150,000	152,410
Eastman Chemical Co.
2.700%, 1/15/20	250,000	253,310
3.600%, 8/15/22	100,000	103,927
EI du Pont de Nemours & Co.
6.000%, 7/15/18	250,000	261,307
Lubrizol Corp. (The)
8.875%, 2/1/19	55,000	60,500
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	226,922
Monsanto Co.
2.750%, 7/15/21	60,000	60,585
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	251,303

		1,948,634

Construction Materials (0.1%)
Cemex SAB de CV
7.250%, 1/15/21§	1,000,000	1,062,850

Containers & Packaging (0.9%)
Ardagh Packaging Finance plc
4.625%, 5/15/23§	1,500,000	1,538,700
7.250%, 5/15/24§	2,000,000	2,190,000
BWAY Holding Co.
5.500%, 4/15/24§	2,000,000	2,045,000
7.250%, 4/15/25§	3,700,000	3,755,500
International Paper Co.
4.750%, 2/15/22	124,000	135,364
3.650%, 6/15/24	150,000	154,316
Reynolds Group Issuer, Inc.
5.125%, 7/15/23§	1,100,000	1,141,250

		10,960,130

Metals & Mining (0.6%)
Barrick Gold Corp.
4.100%, 5/1/23	$48,000	$51,931
BHP Billiton Finance USA Ltd.
3.850%, 9/30/23	250,000	266,002
FMG Resources August 2006 Pty. Ltd.
9.750%, 3/1/22§	4,000,000	4,555,200
5.125%, 5/15/24 (x)§	2,200,000	2,202,750
Newmont Mining Corp.
3.500%, 3/15/22	100,000	103,514
Vale Overseas Ltd.
4.375%, 1/11/22 (x)	150,000	152,172
6.250%, 8/10/26	150,000	161,813

		7,493,382

Total Materials		21,464,996

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	80,931
3.500%, 1/31/23	150,000	153,079
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	100,989
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	77,327
3.850%, 2/1/23	100,000	105,316
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	265,279
DDR Corp. (REIT)
4.250%, 2/1/26	100,000	98,030
Equinix, Inc. (REIT)
5.375%, 5/15/27	2,000,000	2,132,500
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	162,616
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	257,636
HCP, Inc. (REIT)
5.375%, 2/1/21	150,000	164,573
3.875%, 8/15/24	150,000	152,026
Hospitality Properties Trust (REIT)
5.250%, 2/15/26	100,000	106,048
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	138,703
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	256,350
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	153,799
Prologis LP (REIT)
3.350%, 2/1/21	100,000	103,354
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	152,139
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	150,000	151,807
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	152,399
Ventas Realty LP (REIT)
4.750%, 6/1/21	100,000	107,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 3/1/22	$100,000	$105,878
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	155,224
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	101,135

Total Real Estate		5,434,416

Telecommunication Services (1.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.000%, 2/15/22	100,000	100,229
3.200%, 3/1/22	500,000	505,331
3.800%, 3/15/22	100,000	103,593
3.000%, 6/30/22	75,000	74,864
4.450%, 4/1/24	150,000	158,312
3.950%, 1/15/25	100,000	101,954
3.400%, 5/15/25	250,000	246,191
CCO Holdings LLC
5.125%, 2/15/23	1,000,000	1,031,300
5.750%, 1/15/24	1,000,000	1,052,500
Qwest Corp.
6.750%, 12/1/21	100,000	111,625
Telefonica Emisiones SAU
4.570%, 4/27/23	150,000	162,594
Verizon Communications, Inc.
3.000%, 11/1/21	250,000	253,136
2.946%, 3/15/22§	255,000	256,625
2.450%, 11/1/22	200,000	195,910
5.150%, 9/15/23	250,000	277,441
4.125%, 3/16/27	250,000	257,093
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,075,000
Wind Acquisition Finance SA
7.375%, 4/23/21§	1,000,000	1,040,000

		8,003,698

Wireless Telecommunication Services (1.1%)
America Movil SAB de CV
5.000%, 3/30/20	200,000	214,945
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	105,078
Sprint Communications, Inc.
9.000%, 11/15/18 (x)§	3,400,000	3,690,020
7.000%, 8/15/20	1,000,000	1,098,800
11.500%, 11/15/21	2,500,000	3,200,000
Sprint Corp.
7.875%, 9/15/23	4,700,000	5,405,000
Vodafone Group plc
5.450%, 6/10/19	200,000	212,921
2.950%, 2/19/23	150,000	150,920

		14,077,684

Total Telecommunication Services		22,081,382

Utilities (2.1%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25 (x)	150,000	152,323
Commonwealth Edison Co.
3.400%, 9/1/21	$100,000	$103,922
2.550%, 6/15/26	150,000	143,857
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	149,271
DTE Electric Co.
3.450%, 10/1/20	100,000	102,936
Duke Energy Carolinas LLC
Series C 7.000%, 11/15/18	26,000	27,844
Duke Energy Corp.
5.050%, 9/15/19	165,000	175,567
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	104,442
Entergy Corp.
5.125%, 9/15/20	50,000	53,772
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	140,804
Great Plains Energy, Inc.
3.150%, 4/1/22	250,000	252,639
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	104,196
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	202,477
Northern States Power Co.
2.150%, 8/15/22	100,000	98,688
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	103,783
3.750%, 2/15/24	100,000	105,373
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	79,715
3.950%, 3/15/24	100,000	105,458
Progress Energy, Inc.
4.400%, 1/15/21	100,000	106,088
Southern California Edison Co.
3.875%, 6/1/21	50,000	52,816
Southern Co. (The)
2.150%, 9/1/19	150,000	150,387
2.750%, 6/15/20	150,000	151,857
3.250%, 7/1/26	250,000	244,803
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	106,199
Virginia Electric & Power Co.
Series A 3.100%, 5/15/25	200,000	201,688
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,971
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	105,793

		3,377,669

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	77,498
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	150,000	152,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Ferrellgas Partners LP
8.625%, 6/15/20 (x)§	$1,700,000	$1,615,000

		1,845,290

Independent Power and Renewable Electricity Producers (1.6%)
Calpine Corp.
5.375%, 1/15/23 (x)	3,000,000	2,921,400
5.750%, 1/15/25 (x)	6,000,000	5,655,000
Dynegy, Inc.
6.750%, 11/1/19	5,000,000	5,143,750
7.375%, 11/1/22 (x)	2,000,000	1,982,500
InterGen NV
7.000%, 6/30/23 (x)§	5,000,000	4,818,750

		20,521,400

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
2.000%, 11/15/18	60,000	60,006
3.750%, 11/15/23	250,000	262,967
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,073
3.375%, 8/15/23	100,000	104,227
Puget Energy, Inc.
3.650%, 5/15/25	150,000	150,814
San Diego Gas & Electric Co.
Series NNN 3.600%, 9/1/23	150,000	157,735
Sempra Energy
3.550%, 6/15/24	250,000	256,746

		1,043,568

Total Utilities		26,787,927

Total Corporate Bonds		328,396,660

Foreign Government Securities (0.6%)
Export-Import Bank of Korea
4.000%, 1/14/24	250,000	263,922
FMS Wertmanagement AoeR
1.750%, 1/24/20	250,000	249,958
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	299,758
2.750%, 1/21/26	250,000	249,354
Province of British Columbia
2.000%, 10/23/22	200,000	197,737
Province of Manitoba
2.125%, 6/22/26	250,000	235,785
Province of Ontario
2.000%, 9/27/18 (x)	250,000	251,098
2.400%, 2/8/22	350,000	352,390
2.450%, 6/29/22 (x)	150,000	150,852
Province of Quebec
2.750%, 8/25/21	200,000	204,391
2.625%, 2/13/23	200,000	202,440
2.875%, 10/16/24	100,000	101,436
Republic of Chile
3.125%, 1/21/26 (x)	200,000	203,750
Republic of Colombia
7.375%, 3/18/19	250,000	272,500
4.000%, 2/26/24 (x)	200,000	207,500
Republic of Hungary
6.375%, 3/29/21	500,000	562,500
Republic of Italy
6.875%, 9/27/23	$100,000	$118,611
Republic of Panama
4.000%, 9/22/24	200,000	209,500
Republic of Peru
7.125%, 3/30/19 (x)	260,000	284,700
Republic of Philippines
6.500%, 1/20/20	250,000	278,750
10.625%, 3/16/25	150,000	230,625
Republic of Poland
6.375%, 7/15/19	150,000	162,937
5.000%, 3/23/22	150,000	166,688
4.000%, 1/22/24	100,000	107,000
Republic of Uruguay
4.500%, 8/14/24	250,000	270,937
United Mexican States
5.125%, 1/15/20	300,000	325,125
4.000%, 10/2/23	250,000	261,875
4.125%, 1/21/26	250,000	259,875

Total Foreign Government Securities		6,681,994

Loan Participations (1.7%)
Consumer Discretionary (0.6%)
Automobiles (0.1%)
Navistar, Inc.
5.090%, 8/7/20	748,726	755,901

Media (0.2%)
iHeartCommunications, Inc.
7.976%, 1/30/19	2,539,722	2,064,793
8.726%, 7/30/19	816,818	664,345

		2,729,138

Multiline Retail (0.3%)
Belk, Inc.
5.905%, 12/12/22	4,936,757	4,198,712

Total Consumer Discretionary		7,683,751

Energy (0.4%)
Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
5.027%, 7/15/23	1,000,000	927,500
5.226%, 4/15/24	1,994,000	1,847,774

		2,775,274

Oil, Gas & Consumable Fuels (0.2%)
Chesapeake Energy Corp.
8.686%, 8/23/21	2,500,000	2,659,375

Total Energy		5,434,649

Financials (0.3%)
Diversified Financial Services (0.3%)
First Eagle Holdings, Inc.
4.796%, 12/1/22	4,000,000	4,033,332

Total Financials		4,033,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.3%)
Pharmaceuticals (0.3%)
Vizient, Inc.
4.726%, 12/31/2100	$3,519,412	$3,548,007

Total Health Care		3,548,007

Industrials (0.1%)
Electrical Equipment (0.1%)
Cortes NP Acquisition Corp.
5.226%, 11/30/23	1,161,207	1,165,561

Total Industrials		1,165,561

Total Loan Participations		21,865,300

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.107%, 7/1/18	100,000	100,557
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/20	50,000	46,579
State of Illinois, General Obligation Bonds,
Series 2011 5.877%, 3/1/19	100,000	103,478

Total Municipal Bonds		250,614

Supranational (0.6%)
Asian Development Bank
1.750%, 9/11/18	250,000	250,867
1.875%, 4/12/19	250,000	251,332
1.625%, 3/16/21	500,000	494,320
Council of Europe Development Bank
1.625%, 3/10/20	500,000	498,425
European Bank for Reconstruction & Development
1.625%, 11/15/18	150,000	150,163
European Investment Bank
1.125%, 8/15/18	500,000	498,080
1.625%, 12/18/18	150,000	150,667
1.750%, 6/17/19	500,000	501,495
1.625%, 3/16/20	500,000	500,735
4.000%, 2/16/21	200,000	214,117
2.125%, 4/13/26	500,000	486,310
Inter-American Development Bank
1.250%, 10/15/19	250,000	247,871
1.750%, 10/15/19	500,000	501,181
3.875%, 2/14/20	150,000	158,240
3.000%, 10/4/23	250,000	260,013
International Bank for Reconstruction & Development
1.875%, 3/15/19	250,000	251,492
0.875%, 8/15/19	750,000	739,511
1.625%, 3/9/21	250,000	247,379
2.250%, 6/24/21	500,000	505,223
2.000%, 1/26/22	500,000	498,706
2.125%, 2/13/23	200,000	199,412
International Finance Corp.
1.750%, 9/16/19	250,000	251,636

Total Supranational		7,857,175

U.S. Government Agency Securities (0.6%)
FHLB
1.125%, 6/21/19	$2,000,000	$1,987,081
5.375%, 8/15/24	300,000	360,908
FHLMC
1.125%, 8/12/21	758,000	737,808
2.375%, 1/13/22	1,850,000	1,888,953
FNMA
1.875%, 9/18/18	600,000	603,826
1.750%, 9/12/19	2,000,000	2,012,646
2.125%, 4/24/26	350,000	341,793

Total U.S. Government Agency Securities		7,933,015

U.S. Treasury Obligations (13.1%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	1,942,440
8.500%, 2/15/20	592,000	698,773
7.625%, 2/15/25	3,000,000	4,159,336
6.000%, 2/15/26	500,000	647,953
6.500%, 11/15/26	1,300,000	1,764,293
U.S. Treasury Notes
2.250%, 7/31/18	1,000,000	1,009,961
0.750%, 8/31/18	3,000,000	2,980,512
1.000%, 9/15/18	600,000	597,771
0.875%, 10/15/18	3,200,000	3,181,612
1.250%, 11/30/18	1,600,000	1,598,037
1.375%, 11/30/18	200,000	200,070
1.250%, 12/15/18	100,000	99,867
1.250%, 12/31/18	6,000,000	5,990,860
1.375%, 12/31/18	2,500,000	2,500,859
1.500%, 12/31/18	2,290,000	2,295,009
1.250%, 1/31/19	650,000	648,875
1.375%, 2/28/19	500,000	500,107
1.500%, 2/28/19	1,500,000	1,503,223
1.625%, 3/31/19	1,000,000	1,004,574
1.250%, 4/30/19	3,700,000	3,691,386
1.625%, 4/30/19	800,000	803,581
3.125%, 5/15/19	900,000	928,948
1.125%, 5/31/19	1,000,000	995,379
1.500%, 5/31/19	2,500,000	2,505,752
1.000%, 6/30/19	1,300,000	1,290,321
1.625%, 6/30/19	500,000	502,277
0.875%, 7/31/19	500,000	494,738
1.625%, 7/31/19	1,000,000	1,004,602
1.000%, 8/31/19	2,500,000	2,478,320
1.625%, 8/31/19	700,000	703,112
1.250%, 10/31/19	200,000	199,191
1.000%, 11/15/19	1,750,000	1,731,584
3.375%, 11/15/19	1,065,000	1,112,775
1.000%, 11/30/19	1,100,000	1,088,313
1.500%, 11/30/19	3,000,000	3,002,906
1.125%, 12/31/19	1,500,000	1,487,695
1.625%, 12/31/19	1,000,000	1,003,813
3.625%, 2/15/20	995,000	1,049,150
1.375%, 2/29/20	800,000	797,206
1.125%, 3/31/20	2,200,000	2,177,312
1.375%, 3/31/20	1,500,000	1,494,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 4/15/20	$1,000,000	$999,344
1.375%, 4/30/20	800,000	796,444
3.500%, 5/15/20	3,450,000	3,639,265
1.375%, 5/31/20	450,000	447,841
1.625%, 6/30/20	400,000	400,716
1.625%, 7/31/20	800,000	801,037
2.000%, 7/31/20	500,000	506,270
2.625%, 8/15/20	1,825,000	1,882,217
1.375%, 8/31/20	1,100,000	1,092,446
1.375%, 9/30/20	1,500,000	1,488,750
2.000%, 9/30/20	1,100,000	1,113,466
1.375%, 10/31/20	1,700,000	1,686,280
1.625%, 11/30/20	1,800,000	1,798,974
2.000%, 11/30/20	1,000,000	1,011,742
1.750%, 12/31/20	3,500,000	3,510,500
3.625%, 2/15/21	850,000	907,886
2.000%, 2/28/21	2,000,000	2,022,344
3.125%, 5/15/21	6,500,000	6,837,442
1.375%, 5/31/21	2,000,000	1,972,328
1.125%, 6/30/21	1,300,000	1,268,871
2.125%, 6/30/21	800,000	811,688
2.250%, 7/31/21	2,480,400	2,527,683
2.125%, 8/15/21	1,550,000	1,571,676
1.125%, 9/30/21	1,500,000	1,459,137
2.125%, 9/30/21	1,000,000	1,013,687
1.250%, 10/31/21	700,000	683,780
2.000%, 11/15/21	3,000,000	3,025,195
1.750%, 11/30/21	4,000,000	3,989,594
1.875%, 11/30/21	2,000,000	2,005,203
2.000%, 12/31/21	1,000,000	1,007,235
2.125%, 12/31/21	750,000	759,609
1.500%, 1/31/22	600,000	590,859
1.750%, 2/28/22	400,000	398,256
1.875%, 2/28/22	2,200,000	2,202,699
1.750%, 3/31/22	2,500,000	2,487,129
1.875%, 3/31/22	500,000	500,258
1.750%, 4/30/22	1,000,000	994,320
1.875%, 4/30/22	1,300,000	1,299,838
1.750%, 5/15/22	1,000,000	994,383
1.750%, 5/31/22	700,000	695,860
1.750%, 6/30/22	1,300,000	1,291,413
2.125%, 6/30/22	1,000,000	1,010,859
2.000%, 7/31/22	1,100,000	1,105,019
1.750%, 9/30/22	1,500,000	1,486,406
2.000%, 11/30/22	1,000,000	1,002,203
1.750%, 1/31/23	200,000	197,500
1.500%, 3/31/23	700,000	680,772
1.750%, 5/15/23	2,000,000	1,970,125
1.625%, 5/31/23	1,000,000	977,820
2.500%, 8/15/23	500,000	513,125
1.375%, 8/31/23	500,000	480,324
1.375%, 9/30/23	1,000,000	959,680
2.750%, 11/15/23	650,000	676,548
2.125%, 11/30/23	500,000	501,676
2.750%, 2/15/24	1,200,000	1,248,422
2.500%, 5/15/24	2,300,000	2,356,062
2.375%, 8/15/24	2,500,000	2,538,281
2.250%, 11/15/24	1,800,000	1,809,984
2.000%, 2/15/25	3,790,000	3,737,947
2.000%, 8/15/25	3,500,000	3,440,227
2.250%, 11/15/25	$1,800,000	$1,800,408
1.625%, 2/15/26	3,800,000	3,611,336
1.625%, 5/15/26	1,400,000	1,327,233
1.500%, 8/15/26	2,450,000	2,292,204
2.000%, 11/15/26	200,000	195,033
2.250%, 2/15/27	1,300,000	1,294,018
2.375%, 5/15/27	2,200,000	2,214,094

Total U.S. Treasury Obligations		167,787,898

Total Long-Term Debt Securities (43.1%) (Cost $536,896,052)		551,125,632

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Corp.,
0.000%*†	200,000	—

Total Consumer Discretionary		—

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley,
Series I 6.375%	16,804	479,586

Total Financials		479,586

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC,
0.000%*†	1,408	335,097

Total Industrials		335,097

Total Preferred Stocks (0.1%) (Cost $2,378,319)		814,683

CONVERTIBLE PREFERRED STOCKS:
Financials (0.2%)
Banks (0.2%)
Wells Fargo & Co.,
Series L 7.500%	2,500	3,277,775

Total Financials		3,277,775

Health Care (0.4%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.,
Series A 6.125%*	40,000	2,191,200

Pharmaceuticals (0.2%)
Allergan plc, Series A 5.500%	2,000	1,736,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Teva Pharmaceutical Industries Ltd.,
7.000%	2,000	$1,189,000

		2,925,160

Total Health Care		5,116,360

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC,
0.000%*†	31	9,881

Total Industrials		9,881

Utilities (0.4%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.371% (x)	50,000	3,207,000

Multi-Utilities (0.1%)
Dominion Energy, Inc.,
6.375% (x)	37,100	1,773,380

Total Utilities		4,980,380

Total Convertible Preferred Stocks (1.0%) (Cost $11,542,784)		13,384,396

COMMON STOCKS:
Consumer Discretionary (3.9%)
Auto Components (0.0%)
BorgWarner, Inc.	2,088	88,447
Delphi Automotive plc	2,877	252,169
Goodyear Tire & Rubber Co. (The)	2,655	92,819

		433,435

Automobiles (1.4%)
Daimler AG (Registered)	50,000	3,618,902
Ford Motor Co.	638,459	7,144,356
General Motors Co.	177,932	6,215,165
Harley-Davidson, Inc. (x)	1,878	101,450

		17,079,873

Distributors (0.0%)
Genuine Parts Co.	1,580	146,561
LKQ Corp.*	3,214	105,901

		252,462

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,200	68,002

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	4,454	292,049
Chipotle Mexican Grill, Inc.*	308	128,159
Darden Restaurants, Inc.	1,307	118,205
Hilton Worldwide Holdings, Inc.	2,184	135,080
Marriott International, Inc., Class A	3,325	333,531
McDonald’s Corp.	8,716	1,334,943
Royal Caribbean Cruises Ltd.	1,778	194,211
Starbucks Corp.	15,430	899,723
Wyndham Worldwide Corp.	1,065	106,937
Wynn Resorts Ltd.	828	111,051
Yum Brands, Inc.	3,578	263,913

		3,917,802

Household Durables (0.1%)
DR Horton, Inc.	3,722	$128,670
Garmin Ltd.	1,225	62,512
Leggett & Platt, Inc.	1,442	75,748
Lennar Corp., Class A	2,200	117,304
Mohawk Industries, Inc.*	670	161,932
Newell Brands, Inc.	5,124	274,749
PulteGroup, Inc.	2,874	70,499
Whirlpool Corp.	798	152,913

		1,044,327

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	4,222	4,086,896
Expedia, Inc.	1,283	191,103
Netflix, Inc.*	4,605	688,033
Priceline Group, Inc. (The)*	524	980,152
TripAdvisor, Inc.*	1,174	44,847
		5,991,031

Leisure Products (0.0%)
Hasbro, Inc.	1,171	130,578
Mattel, Inc.	3,633	78,219

		208,797

Media (0.5%)
CBS Corp. (Non-Voting), Class B	3,959	252,505
Charter Communications, Inc., Class A*	2,300	774,755
Comcast Corp., Class A	50,387	1,961,062
Discovery Communications, Inc., Class A*	3,817	97,141
DISH Network Corp., Class A*	2,407	151,063
Interpublic Group of Cos., Inc. (The)	4,178	102,779
News Corp., Class A	5,060	69,869
Omnicom Group, Inc.	2,506	207,748
Scripps Networks Interactive, Inc., Class A	996	68,037
Time Warner, Inc.	8,257	829,085
Twenty-First Century Fox, Inc., Class A	16,421	462,939
Viacom, Inc., Class B	3,690	123,873
Walt Disney Co. (The)	15,486	1,645,388

		6,746,244

Multiline Retail (0.6%)
Dollar General Corp.	2,700	194,643
Dollar Tree, Inc.*	2,508	175,360
Kohl’s Corp. (x)	1,770	68,446
Macy’s, Inc.	3,247	75,460
Nordstrom, Inc. (x)	1,123	53,713
Target Corp.	134,748	7,045,973

		7,613,595

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	782	91,173
AutoNation, Inc. (x)*	679	28,627
AutoZone, Inc.*	298	169,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Bed Bath & Beyond, Inc.	1,593	$48,427
Best Buy Co., Inc.	2,900	166,257
CarMax, Inc. (x)*	2,022	127,507
Foot Locker, Inc.	1,437	70,815
Gap, Inc. (The) (x)	2,189	48,136
Home Depot, Inc. (The)	12,742	1,954,623
L Brands, Inc.	2,552	137,527
Lowe’s Cos., Inc.	9,143	708,857
O’Reilly Automotive, Inc.*	975	213,272
Ross Stores, Inc.	4,213	243,217
Signet Jewelers Ltd. (x)	739	46,734
Staples, Inc.	6,703	67,499
Tiffany & Co.	1,137	106,730
TJX Cos., Inc. (The)	6,925	499,777
Tractor Supply Co.	1,394	75,569
Ulta Beauty, Inc.*	623	179,013

		4,983,757

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	2,978	140,979
Hanesbrands, Inc. (x)	3,880	89,861
Michael Kors Holdings Ltd.*	1,709	61,951
NIKE, Inc., Class B	14,080	830,720
PVH Corp.	840	96,180
Ralph Lauren Corp. (x)	620	45,756
Under Armour, Inc., Class A (x)*	3,966	83,263
VF Corp.	3,396	195,610

		1,544,320

Total Consumer Discretionary		49,883,645

Consumer Staples (3.7%)
Beverages (2.2%)
Anheuser-Busch InBev SA/NV (ADR)	57,000	6,290,520
Brown-Forman Corp., Class B	1,910	92,826
Coca-Cola Co. (The)	235,579	10,565,718
Constellation Brands, Inc., Class A	1,840	356,463
Dr Pepper Snapple Group, Inc.	1,952	177,847
Molson Coors Brewing Co., Class B	1,958	169,054
Monster Beverage Corp.*	4,306	213,922
PepsiCo, Inc.	88,175	10,183,331

		28,049,681

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	4,683	748,952
CVS Health Corp.	10,919	878,543
Kroger Co. (The)	9,803	228,606
Sysco Corp.	5,219	262,672
Walgreens Boots Alliance, Inc.	9,091	711,916
Wal-Mart Stores, Inc.	15,743	1,191,430
Whole Foods Market, Inc.	3,362	141,574

		4,163,693

Food Products (0.2%)
Archer-Daniels-Midland Co.	6,112	252,915
Campbell Soup Co.	2,058	107,325
Conagra Brands, Inc.	4,418	157,988

General Mills, Inc.	6,173	$341,984
Hershey Co. (The)	1,482	159,122
Hormel Foods Corp. (x)	2,994	102,125
JM Smucker Co. (The)	1,237	146,374
Kellogg Co.	2,684	186,431
Kraft Heinz Co. (The)	6,336	542,615
McCormick & Co., Inc. (Non-Voting)	1,217	118,670
Mondelez International, Inc., Class A	16,253	701,967
Tyson Foods, Inc., Class A	3,086	193,276

		3,010,792

Household Products (0.3%)
Church & Dwight Co., Inc.	2,747	142,514
Clorox Co. (The)	1,368	182,272
Colgate-Palmolive Co.	9,353	693,338
Kimberly-Clark Corp.	3,756	484,937
Procter & Gamble Co. (The)	27,216	2,371,875

		3,874,936

Personal Products (0.0%)
Coty, Inc., Class A	4,966	93,162
Estee Lauder Cos., Inc. (The), Class A	2,361	226,609

		319,771

Tobacco (0.7%)
Altria Group, Inc.	20,630	1,536,316
Philip Morris International, Inc.	51,538	6,053,138
Reynolds American, Inc.	8,784	571,311

		8,160,765

Total Consumer Staples		47,579,638

Energy (5.2%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	84,491	4,605,604
Halliburton Co.	64,314	2,746,851
Helmerich & Payne, Inc. (x)	1,149	62,437
National Oilwell Varco, Inc.	4,012	132,155
Schlumberger Ltd.	35,862	2,361,154
TechnipFMC plc*	4,992	135,782
Transocean Ltd. (x)*	4,441	36,550
Weatherford International plc (x)*	250,000	967,500

		11,048,033

Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp.	50,937	2,309,484
Apache Corp.	4,031	193,206
BP plc (ADR)	200,000	6,930,000
Cabot Oil & Gas Corp.	4,922	123,444
Chesapeake Energy Corp. (x)*	8,854	44,004
Chevron Corp.	135,166	14,101,869
Cimarex Energy Co.	1,009	94,856
Concho Resources, Inc.*	1,602	194,691
ConocoPhillips	13,162	578,602
Devon Energy Corp.	5,562	177,817
EOG Resources, Inc.	6,124	554,345
EQT Corp.	1,827	107,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Exxon Mobil Corp.	63,173	$5,099,956
Hess Corp.	2,833	124,284
Kinder Morgan, Inc.	20,394	390,749
Marathon Oil Corp.	9,000	106,650
Marathon Petroleum Corp.	5,607	293,414
Murphy Oil Corp. (x)	1,661	42,571
Newfield Exploration Co.*	2,228	63,409
Noble Energy, Inc.	4,747	134,340
Occidental Petroleum Corp.	80,118	4,796,665
ONEOK, Inc. (x)	4,045	210,987
Phillips 66	4,703	388,891
Pioneer Natural Resources Co.	1,803	287,723
Range Resources Corp.	1,926	44,625
Royal Dutch Shell plc (ADR), Class A	322,300	17,143,137
Tesoro Corp.	1,608	150,509
Valero Energy Corp.	4,809	324,415
Williams Cos., Inc. (The)	8,897	269,401

		55,281,088

Total Energy		66,329,121

Financials (5.7%)
Banks (3.6%)
Bank of America Corp.	451,067	10,942,885
BB&T Corp.	8,619	391,389
Citigroup, Inc.	29,336	1,961,992
Citizens Financial Group, Inc.	5,438	194,028
Comerica, Inc.	1,921	140,694
Fifth Third Bancorp	8,027	208,381
Huntington Bancshares, Inc.	11,523	155,791
JPMorgan Chase & Co.	129,855	11,868,747
KeyCorp	11,480	215,135
M&T Bank Corp.	1,647	266,732
People’s United Financial, Inc.	3,579	63,205
PNC Financial Services Group, Inc. (The)‡	5,168	645,328
Regions Financial Corp.	12,646	185,138
SunTrust Banks, Inc.	5,214	295,738
US Bancorp	121,972	6,332,786
Wells Fargo & Co.	216,280	11,984,075
Zions Bancorp.	2,164	95,021

		45,947,065

Capital Markets (0.7%)
Affiliated Managers Group, Inc.	606	100,511
Ameriprise Financial, Inc.	1,630	207,483
Bank of New York Mellon Corp. (The)	11,053	563,924
BlackRock, Inc.‡	1,292	545,754
CBOE Holdings, Inc.	970	88,658
Charles Schwab Corp. (The)	12,968	557,105
CME Group, Inc.	3,605	451,490
E*TRADE Financial Corp.*	2,904	110,439
Franklin Resources, Inc.	3,686	165,096
Goldman Sachs Group, Inc. (The)	3,901	865,632
Intercontinental Exchange, Inc.	6,328	417,142
Invesco Ltd.	4,304	151,458
Moody’s Corp.	1,767	215,009
Morgan Stanley	60,171	2,681,220

Nasdaq, Inc.	1,170	$83,643
Northern Trust Corp.	2,334	226,888
Raymond James Financial, Inc.	1,361	109,179
S&P Global, Inc.	2,752	401,764
State Street Corp.	3,770	338,282
T. Rowe Price Group, Inc.	2,586	191,907

		8,472,584

Consumer Finance (0.1%)
American Express Co.	8,059	678,890
Capital One Financial Corp.	5,123	423,262
Discover Financial Services	4,099	254,917
Navient Corp.	2,898	48,252
Synchrony Financial	8,149	243,003

		1,648,324

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	20,224	3,425,339
Leucadia National Corp.	3,297	86,249

		3,511,588

Insurance (1.0%)
Aflac, Inc.	4,244	329,674
Allstate Corp. (The)	3,912	345,977
American International Group, Inc.	9,360	585,187
Aon plc	2,795	371,595
Arthur J Gallagher & Co	1,971	112,840
Assurant, Inc.	606	62,836
Chubb Ltd.	4,991	725,592
Cincinnati Financial Corp.	1,593	115,413
Everest Re Group Ltd.	438	111,510
Hartford Financial Services Group, Inc. (The)	4,013	210,963
Lincoln National Corp.	2,428	164,084
Loews Corp.	2,935	137,387
Marsh & McLennan Cos., Inc.	5,477	426,987
MetLife, Inc.	144,308	7,928,282
Principal Financial Group, Inc.	2,842	182,087
Progressive Corp. (The)	6,164	271,771
Prudential Financial, Inc.	4,568	493,984
Torchmark Corp.	1,139	87,133
Travelers Cos., Inc. (The)	2,964	375,035
Unum Group	2,466	114,990
Willis Towers Watson plc	1,365	198,553
XL Group Ltd.	2,831	123,998

		13,475,878

Total Financials		73,055,439

Health Care (5.9%)
Biotechnology (0.5%)
AbbVie, Inc.	16,980	1,231,220
Alexion Pharmaceuticals, Inc.*	2,382	289,818
Amgen, Inc.	7,844	1,350,972
Biogen, Inc.*	2,288	620,872
Celgene Corp.*	8,288	1,076,363
Gilead Sciences, Inc.	13,899	983,771
Incyte Corp.*	1,811	228,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Regeneron Pharmaceuticals, Inc.*	820	$402,735
Vertex Pharmaceuticals, Inc.*	2,635	339,572

		6,523,346

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	18,428	895,785
Align Technology, Inc.*	805	120,847
Baxter International, Inc.	5,201	314,869
Becton Dickinson and Co.	2,400	468,264
Boston Scientific Corp.*	14,465	400,970
Cooper Cos., Inc. (The)	512	122,583
CR Bard, Inc.	776	245,301
Danaher Corp.	6,541	551,995
DENTSPLY SIRONA, Inc.	2,453	159,052
Edwards Lifesciences Corp.*	2,271	268,523
Hologic, Inc.*	2,955	134,098
IDEXX Laboratories, Inc.*	951	153,510
Intuitive Surgical, Inc.*	391	365,730
Medtronic plc	60,085	5,332,544
Stryker Corp.	3,301	458,113
Varian Medical Systems, Inc.*	987	101,848
Zimmer Biomet Holdings, Inc.	2,128	273,235

		10,367,267

Health Care Providers & Services (0.5%)
Aetna, Inc.	3,530	535,960
AmerisourceBergen Corp.	1,777	167,980
Anthem, Inc.	2,799	526,576
Cardinal Health, Inc.	3,321	258,772
Centene Corp.*	1,816	145,062
Cigna Corp.	2,727	456,473
DaVita, Inc.*	1,678	108,667
Envision Healthcare Corp.*	1,224	76,708
Express Scripts Holding Co.*	6,324	403,724
HCA Healthcare, Inc.*	3,027	263,954
Henry Schein, Inc.*	855	156,482
Humana, Inc.	1,538	370,074
Laboratory Corp. of America Holdings*	1,088	167,704
McKesson Corp.	2,253	370,709
Patterson Cos., Inc. (x)	921	43,241
Quest Diagnostics, Inc.	1,473	163,739
UnitedHealth Group, Inc.	10,265	1,903,336
Universal Health Services, Inc., Class B	947	115,610

		6,234,771

Health Care Technology (0.0%)
Cerner Corp.*	3,092	205,525

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,446	204,382
Illumina, Inc.*	1,560	270,691
Mettler-Toledo International, Inc.*	279	164,203
PerkinElmer, Inc.	1,247	84,971
Thermo Fisher Scientific, Inc.	4,155	724,923
Waters Corp.*	853	156,815

		1,605,985

Pharmaceuticals (4.0%)
Allergan plc	3,563	$866,130
AstraZeneca plc	79,600	5,323,712
Bristol-Myers Squibb Co.	17,558	978,332
Eli Lilly & Co.	75,320	6,198,836
Johnson & Johnson	28,711	3,798,178
Mallinckrodt plc*	1,093	48,977
Merck & Co., Inc.	91,186	5,844,111
Mylan NV*	71,588	2,779,046
Perrigo Co. plc (x)	1,519	114,715
Pfizer, Inc.	388,581	13,052,436
Roche Holding AG	15,000	3,820,002
Sanofi (ADR)	163,500	7,833,285
Zoetis, Inc.	5,246	327,245

		50,985,005

Total Health Care		75,921,899

Industrials (4.9%)
Aerospace & Defense (1.1%)
Arconic, Inc.	4,638	105,051
Boeing Co. (The)	5,983	1,183,138
General Dynamics Corp.	3,041	602,422
L3 Technologies, Inc.	821	137,173
Lockheed Martin Corp.	2,651	735,944
Northrop Grumman Corp.	1,845	473,630
Raytheon Co.	3,119	503,656
Rockwell Collins, Inc.	1,727	181,473
Textron, Inc.	2,870	135,177
TransDigm Group, Inc.	533	143,308
United Technologies Corp.	77,981	9,522,260

		13,723,232

Air Freight & Logistics (0.1%)
CEVA Holdings LLC*†	1,065	226,283
CH Robinson Worldwide, Inc.	1,504	103,295
Expeditors International of Washington, Inc.	1,845	104,206
FedEx Corp.	2,631	571,795
United Parcel Service, Inc., Class B	7,323	809,850

		1,815,429

Airlines (0.1%)
Alaska Air Group, Inc.	1,309	117,496
American Airlines Group, Inc.	5,346	269,011
Delta Air Lines, Inc.	7,822	420,354
Southwest Airlines Co.	6,426	399,311
United Continental Holdings, Inc.*	3,067	230,792

		1,436,964

Building Products (0.1%)
Allegion plc	1,004	81,444
Fortune Brands Home & Security, Inc.	1,603	104,580
Johnson Controls International plc	9,950	431,432
Masco Corp.	3,294	125,864

		743,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.4%)
Cintas Corp.	902	$113,688
Republic Services, Inc.	82,456	5,254,921
Stericycle, Inc.*	858	65,482
Waste Management, Inc.	4,320	316,872

		5,750,963

Construction & Engineering (0.0%)
Fluor Corp.	1,464	67,022
Jacobs Engineering Group, Inc.	1,232	67,009
Quanta Services, Inc.*	1,509	49,676

		183,707

Electrical Equipment (0.1%)
Acuity Brands, Inc.	490	99,607
AMETEK, Inc.	2,458	148,881
Eaton Corp. plc	4,798	373,428
Emerson Electric Co.	6,939	413,703
Rockwell Automation, Inc.	1,362	220,590

		1,256,209

Industrial Conglomerates ( 1.4%)
3M Co.	6,347	1,321,382
General Electric Co.	563,924	15,231,587
Honeywell International, Inc.	8,096	1,079,116
Roper Technologies, Inc.	1,077	249,358

		17,881,443

Machinery (1.0%)
Caterpillar, Inc.	6,286	675,494
Cummins, Inc.	11,638	1,887,916
Deere & Co.	63,133	7,802,607
Dover Corp.	1,650	132,363
Flowserve Corp.	1,318	61,195
Fortive Corp.	3,195	202,403
Illinois Tool Works, Inc.	3,307	473,728
Ingersoll-Rand plc	2,744	250,774
PACCAR, Inc.	3,724	245,933
Parker-Hannifin Corp.	1,417	226,465
Pentair plc	1,765	117,443
Snap-on, Inc.	607	95,906
Stanley Black & Decker, Inc.	1,652	232,486
Xylem, Inc.	1,889	104,707

		12,509,420

Professional Services (0.1%)
Equifax, Inc.	1,272	174,798
IHS Markit Ltd.*	3,375	148,635
Nielsen Holdings plc	3,569	137,978
Robert Half International, Inc.	1,369	65,616
Verisk Analytics, Inc.*	1,654	139,548

		666,575

Road & Rail (0.5%)
CSX Corp.	9,814	535,452
JB Hunt Transport Services, Inc.	917	83,795
Kansas City Southern	1,121	117,313
Norfolk Southern Corp.	3,101	377,392
Union Pacific Corp.	48,600	5,293,026

		6,406,978

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,068	$133,550
United Rentals, Inc.*	895	100,875
WW Grainger, Inc.	582	105,069

		339,494

Total Industrials		62,713,734

Information Technology (5.5%)
Communications Equipment (0.2%)
Cisco Systems, Inc.	53,323	1,669,010
F5 Networks, Inc.*	694	88,180
Harris Corp.	1,316	143,549
Juniper Networks, Inc.	4,040	112,635
Motorola Solutions, Inc.	1,763	152,923

		2,166,297

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,277	241,908
Corning, Inc.	9,863	296,383
FLIR Systems, Inc.	1,433	49,668
TE Connectivity Ltd.	3,775	297,017

		884,976

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	1,841	91,700
Alphabet, Inc., Class C*	6,349	5,835,897
eBay, Inc.*	10,763	375,844
Facebook, Inc., Class A*	25,160	3,798,657
VeriSign, Inc. (x)*	966	89,799

		10,191,897

IT Services (0.7%)
Accenture plc, Class A	6,642	821,483
Alliance Data Systems Corp.	587	150,677
Automatic Data Processing, Inc.	4,793	491,091
Cognizant Technology Solutions Corp., Class A	6,278	416,859
CSRA, Inc.	1,586	50,355
DXC Technology Co.	3,019	231,618
Fidelity National Information Services, Inc.	3,487	297,790
Fiserv, Inc.*	2,250	275,265
Gartner, Inc.*	957	118,199
Global Payments, Inc.	1,633	147,493
International Business Machines Corp.	9,139	1,405,852
Mastercard, Inc., Class A	9,983	1,212,435
Paychex, Inc.	3,419	194,678
PayPal Holdings, Inc.*	11,921	639,800
Total System Services, Inc.	1,752	102,054
Visa, Inc., Class A	19,672	1,844,840
Western Union Co. (The)	5,150	98,107

		8,498,596

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc. (x)*	8,215	102,523
Analog Devices, Inc.	43,866	3,412,775
Applied Materials, Inc.	11,482	474,321
Broadcom Ltd.	4,272	995,590
Intel Corp.	250,154	8,440,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

KLA-Tencor Corp.	1,661	$151,998
Lam Research Corp.	1,730	244,674
Microchip Technology, Inc.	2,444	188,628
Micron Technology, Inc.*	10,965	327,415
NVIDIA Corp.	6,331	915,209
Qorvo, Inc.*	1,321	83,646
QUALCOMM, Inc.	15,800	872,476
Skyworks Solutions, Inc.	1,969	188,926
Texas Instruments, Inc.	10,614	816,535
Xilinx, Inc.	2,682	172,506

		17,387,418

Software (1.3%)
Activision Blizzard, Inc.	7,396	425,788
Adobe Systems, Inc.*	5,282	747,086
ANSYS, Inc.*	911	110,850
Autodesk, Inc.*	2,080	209,706
CA, Inc.	3,329	114,751
Citrix Systems, Inc.*	1,657	131,864
Electronic Arts, Inc.*	3,284	347,184
Intuit, Inc.	2,590	343,978
Microsoft Corp.	172,235	11,872,159
Oracle Corp.	31,989	1,603,928
Red Hat, Inc.*	1,908	182,691
salesforce.com, Inc.*	7,118	616,419
Symantec Corp.	6,622	187,071
Synopsys, Inc.*	1,607	117,199

		17,010,674

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	85,569	12,323,647
Hewlett Packard Enterprise Co.	17,697	293,593
HP, Inc.	17,802	311,179
NetApp, Inc.	2,925	117,146
Seagate Technology plc (x)	3,129	121,249
Western Digital Corp.	3,118	276,255
Xerox Corp.	2,170	62,344

		13,505,413

Total Information Technology		69,645,271

Materials (3.0%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	2,309	330,326
Albemarle Corp.	1,191	125,698
BASF SE	82,000	7,594,589
CF Industries Holdings, Inc.	2,476	69,229
Dow Chemical Co. (The)	258,712	16,316,966
Eastman Chemical Co.	1,559	130,940
Ecolab, Inc.	2,787	369,974
EI du Pont de Nemours & Co.	9,237	745,518
FMC Corp.	1,422	103,877
International Flavors & Fragrances, Inc.	844	113,940
LyondellBasell Industries NV, Class A	3,476	293,340
Monsanto Co.	4,653	550,729
Mosaic Co. (The)	3,720	84,928
PPG Industries, Inc.	2,737	300,960
Praxair, Inc.	3,032	401,892
Sherwin-Williams Co. (The)	859	301,475

		27,834,381

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	674	$150,019
Vulcan Materials Co.	1,405	177,985

		328,004

Containers & Packaging (0.0%)
Avery Dennison Corp.	928	82,007
Ball Corp.	3,714	156,768
International Paper Co.	4,368	247,273
Sealed Air Corp.	2,051	91,803
WestRock Co.	2,667	151,112

		728,963

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.*	14,156	170,014
Newmont Mining Corp.	5,638	182,615
Nucor Corp.	3,383	195,774
Rio Tinto plc (ADR) (x)	222,000	9,392,820

		9,941,223

Total Materials		38,832,571

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	946	113,965
American Tower Corp. (REIT)	4,527	599,013
Apartment Investment & Management Co. (REIT), Class A	1,650	70,900
AvalonBay Communities, Inc. (REIT)	1,459	280,376
Boston Properties, Inc. (REIT)	1,633	200,892
Crown Castle International Corp. (REIT)	3,900	390,702
Digital Realty Trust, Inc. (REIT)	1,688	190,660
Equinix, Inc. (REIT)	827	354,915
Equity Residential (REIT)	3,884	255,684
Essex Property Trust, Inc. (REIT)	696	179,060
Extra Space Storage, Inc. (REIT)	1,400	109,200
Federal Realty Investment Trust (REIT)	760	96,056
GGP, Inc. (REIT)	6,203	146,143
HCP, Inc. (REIT)	4,967	158,745
Host Hotels & Resorts, Inc. (REIT)	247,859	4,528,384
Iron Mountain, Inc. (REIT)	2,603	89,439
Kimco Realty Corp. (REIT) (x)	4,459	81,823
Macerich Co. (The) (REIT)	1,233	71,588
Mid-America Apartment Communities, Inc. (REIT)	1,206	127,088
Prologis, Inc. (REIT)	5,615	329,263
Public Storage (REIT)	1,584	330,311
Realty Income Corp. (REIT)	2,887	159,305
Regency Centers Corp. (REIT)	1,551	97,155
Simon Property Group, Inc. (REIT)	3,327	538,175
SL Green Realty Corp. (REIT)	1,076	113,841
UDR, Inc. (REIT)	2,805	109,311
Ventas, Inc. (REIT)	3,762	261,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Vornado Realty Trust (REIT)	1,827	$171,555
Welltower, Inc. (REIT)	3,851	288,247
Weyerhaeuser Co. (REIT)	7,946	266,191

		10,709,371

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,306	120,339

Total Real Estate		10,829,710

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	65,389	2,467,127
BCE, Inc.	50,000	2,251,697
CenturyLink, Inc. (x)	5,807	138,671
Level 3 Communications, Inc.*	3,097	183,652
Verizon Communications, Inc.	156,437	6,986,476

		12,027,623

Total Telecommunication Services		12,027,623

Utilities (3.4%)
Electric Utilities (2.3%)
Alliant Energy Corp.	2,379	95,564
American Electric Power Co., Inc.	5,223	362,842
Duke Energy Corp.	68,445	5,721,318
Edison International	3,461	270,616
Entergy Corp.	1,903	146,093
Eversource Energy	3,370	204,593
Exelon Corp.	9,808	353,775
FirstEnergy Corp.	4,733	138,014
NextEra Energy, Inc.	18,464	2,587,360
PG&E Corp.	108,572	7,205,924
Pinnacle West Capital Corp.	1,182	100,659
PPL Corp.	52,219	2,018,786
Southern Co. (The)	130,551	6,250,782
Xcel Energy, Inc.	65,396	3,000,368

		28,456,694

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,697	74,404
NRG Energy, Inc.	3,209	55,259

		129,663

Multi-Utilities (1.1%)
Ameren Corp.	2,577	140,885
CenterPoint Energy, Inc.	4,575	125,264
CMS Energy Corp.	2,965	137,131
Consolidated Edison, Inc.	3,237	261,614
Dominion Energy, Inc.	91,743	7,030,266
DTE Energy Co.	1,906	201,636
NiSource, Inc.	3,361	85,235
Public Service Enterprise Group, Inc.	45,374	1,951,536
SCANA Corp.	1,549	103,798
Sempra Energy	35,656	4,020,214
WEC Energy Group, Inc.	3,353	205,807

		14,263,386

Water Utilities (0.0%)
American Water Works Co., Inc.	1,891	$147,403

Total Utilities		42,997,146

Total Common Stocks (43.0%) (Cost $366,438,854)		549,815,797

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,072,309	1,072,630

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.5%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $6,200,584, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $6,324,001. (xx)	$6,200,000	6,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $3,100,400, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,446,653. (xx)	3,100,000	3,100,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $6,000,775, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $6,670,941. (xx)	6,000,000	6,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $1,000,121, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $3,100,310, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $3,162,006. (xx)	$3,100,000	$3,100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,992,167, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,051,718. (xx)	2,991,880	2,991,880
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $3,060,016. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,041,332. (xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $3,600,805, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $3,674,397. (xx)	3,600,000	3,600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,400,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,449,598. (xx)	2,400,000	2,400,000

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $2,000,210, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $2,040,428. (xx)	$2,000,000	$2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $7,000,648, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $7,140,000. (xx)	7,000,000	7,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $3,060,003. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $2,000,180, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $2,040,056. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $7,140,012. (xx)	7,000,000	7,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $3,060,000. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		57,391,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Government Agency Security (0.8%)
FFCB
0.00%, 7/3/17 (o)(p)	$10,000,000	$10,000,000

Total Short-Term Investments (5.4%) (Cost $68,464,193)		68,464,510

Total Investments (92.6%) (Cost $985,720,202)		1,183,605,018
Other Assets Less Liabilities (7.4%)		94,460,037

Net Assets (100%)		$1,278,065,055

*	Non-income producing.
†	Securities (totaling $571,261 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $114,373,944 or 8.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $56,307,471. This was secured by collateral of $57,391,880 which was received as cash and subsequently invested in short-term investments currently valued at $57,391,880, as reported in the Portfolio of Investments, and $119,413 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2017.

Glossary:

ADR	— American Depositary Receipt
AGM	— Insured by Assured Guaranty Municipal Corp.
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
PIK	— Payment-in Kind Security

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$522,481	$—	$16,417	$545,754	$6,460	$14,224
PNC Financial Services Group, Inc. (The)	645,970	—	15,401	645,328	5,880	26,462

	$1,168,451	$—	$31,818	$1,191,082	$12,340	$40,686

At June 30, 2017, the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	917	September-17	$111,398,390	$110,998,265	$(400,125)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$162,709	$—		$162,709
Common Stocks
Consumer Discretionary	46,264,743	3,618,902	—		49,883,645
Consumer Staples	47,579,638	—	—		47,579,638
Energy	66,329,121	—	—		66,329,121
Financials	73,055,439	—	—		73,055,439
Health Care	66,778,185	9,143,714	—		75,921,899
Industrials	62,487,451	—	226,283		62,713,734
Information Technology	69,645,271	—	—		69,645,271
Materials	31,237,982	7,594,589	—		38,832,571
Real Estate	10,829,710	—	—		10,829,710
Telecommunication Services	12,027,623	—	—		12,027,623
Utilities	42,997,146	—	—		42,997,146
Convertible Bonds
Energy	—	3,238,000	—		3,238,000
Health Care	—	6,952,267	—		6,952,267
Convertible Preferred Stocks
Financials	3,277,775	—	—		3,277,775
Health Care	5,116,360	—	—		5,116,360
Industrials	—	—	9,881		9,881
Utilities	4,980,380	—	—		4,980,380
Corporate Bonds
Consumer Discretionary	—	39,270,751	—		39,270,751
Consumer Staples	—	7,884,596	—		7,884,596
Energy	—	45,324,510	—		45,324,510
Financials	—	69,868,123	—		69,868,123
Health Care	—	50,672,800	—		50,672,800
Industrials	—	15,886,346	—		15,886,346
Information Technology	—	23,720,813	—		23,720,813
Materials	—	21,464,996	—		21,464,996
Real Estate	—	5,434,416	—		5,434,416
Telecommunication Services	—	22,081,382	—		22,081,382
Utilities	—	26,787,927	—		26,787,927
Foreign Government Securities	—	6,681,994	—		6,681,994
Loan Participations
Consumer Discretionary	—	7,683,751	—		7,683,751
Energy	—	5,434,649	—		5,434,649
Financials	—	4,033,332	—		4,033,332
Health Care	—	3,548,007	—		3,548,007
Industrials	—	1,165,561	—		1,165,561
Municipal Bonds	—	250,614	—		250,614
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	479,586	—	—		479,586
Industrials	—	—	335,097		335,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$1,072,630	$—	$—	$1,072,630
Repurchase Agreements	—	57,391,880	—	57,391,880
U.S. Government Agency Securities	—	10,000,000	—	10,000,000
Supranational	—	7,857,175	—	7,857,175
U.S. Government Agency Securities	—	7,933,015	—	7,933,015
U.S. Treasury Obligations	—	167,787,898	—	167,787,898

Total Assets	$544,159,040	$638,874,717	$571,261	$1,183,605,018

Liabilities:
Futures	$(400,125)	$—	$—	$(400,125)

Total Liabilities	$(400,125)	$—	$—	$(400,125)

Total	$543,758,915	$638,874,717	$571,261	$1,183,204,893

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized appreciation	$(400,125	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$10,035,551

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(950,930)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $112,102,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$108,597,071
Long-term U.S. government debt securities	27,130,352

$135,727,423

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$110,067,530
Long-term U.S. government debt securities	23,027,465

$133,094,995

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,871,655
Aggregate gross unrealized depreciation	(22,517,828)

Net unrealized appreciation	$197,353,827

Federal income tax cost of investments	$986,251,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $471,405)	$1,191,082
Unaffiliated Issuers (Cost $927,856,917)	1,125,022,056
Repurchase Agreements (Cost $57,391,880)	57,391,880
Cash	142,166,442
Cash held as collateral at broker	4,080,400
Dividends, interest and other receivables	6,661,013
Receivable for securities sold	2,526,377
Receivable from Separate Accounts for Trust shares sold	749,034
Security lending income receivable	59,450
Due from broker for futures variation margin	41,421
Other assets	14,452

Total assets	1,339,903,607

LIABILITIES
Payable for return of collateral on securities loaned	57,391,880
Payable for securities purchased	3,128,543
Investment management fees payable	675,733
Payable to Separate Accounts for Trust shares redeemed	182,000
Distribution fees payable – Class IB	178,490
Administrative fees payable	130,820
Trustees’ fees payable	1,648
Distribution fees payable – Class IA	964
Accrued expenses	148,474

Total liabilities	61,838,552

NET ASSETS	$1,278,065,055

Net assets were comprised of:
Paid in capital	$1,154,743,530
Accumulated undistributed net investment income (loss)	16,436,002
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(90,614,444)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	197,499,967

Net assets	$1,278,065,055

Class IA
Net asset value, offering and redemption price per share, $4,616,982 / 418,556 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.03

Class IB
Net asset value, offering and redemption price per share, $863,521,098 / 78,265,999 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.03

Class K
Net asset value, offering and redemption price per share, $409,926,975 / 37,130,055 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.04

(x)	Includes value of securities on loan of $56,307,471.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$13,142,350
Dividends ($12,340 of dividend income received from affiliates) (net of $115,430 foreign withholding tax)	8,858,416
Securities lending (net)	345,059

Total income	22,345,825

EXPENSES
Investment management fees	4,055,914
Distribution fees – Class IB	1,074,801
Administrative fees	787,282
Printing and mailing expenses	48,392
Professional fees	43,255
Custodian fees	39,176
Trustees’ fees	15,090
Distribution fees – Class IA	5,845
Miscellaneous	29,062

Total expenses	6,098,817

NET INVESTMENT INCOME (LOSS)	16,247,008

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($40,686 of realized gain (loss) from affiliates)	13,210,645
Futures	10,035,551
Foreign currency transactions	8,215

Net realized gain (loss)	23,254,411

Change in unrealized appreciation (depreciation) on:
Investments ($54,449 of change in unrealized appreciation (depreciation) from affiliates)	17,629,282
Futures	(950,930)
Foreign currency translations	22,078

Net change in unrealized appreciation (depreciation)	16,700,430

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,954,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,201,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,247,008	$31,723,096
Net realized gain (loss) on investments, futures and foreign currency transactions	23,254,411	39,992,401
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	16,700,430	49,830,197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,201,849	121,545,694

DIVIDENDS:
Dividends from net investment income
Class IA	—	(102,042)
Class IB	—	(20,871,154)
Class K	—	(10,657,211)

TOTAL DIVIDENDS	—	(31,630,407)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 57,681 and 115,711 shares, respectively ]	622,901	1,198,799
Capital shares issued in reinvestment of dividends [ 0 and 9,666 shares, respectively ]	—	102,042
Capital shares repurchased [ (51,310) and (86,355) shares, respectively ]	(561,654)	(868,858)

Total Class IA transactions	61,247	431,983

Class IB
Capital shares sold [ 2,810,137 and 6,788,314 shares, respectively ]	30,457,354	70,398,944
Capital shares issued in reinvestment of dividends [ 0 and 1,976,551 shares, respectively ]	—	20,871,154
Capital shares repurchased [ (5,849,022) and (12,459,669) shares, respectively ]	(63,474,082)	(125,792,434)

Total Class IB transactions	(33,016,728)	(34,522,336)

Class K
Capital shares sold [ 1,207,013 and 76,220 shares, respectively ]	13,094,006	767,502
Capital shares issued in reinvestment of dividends [ 0 and 1,009,965 shares, respectively ]	—	10,657,211
Capital shares repurchased [ (1,680,749) and (7,559,428) shares, respectively ]	(18,306,546)	(75,767,403)

Total Class K transactions	(5,212,540)	(64,342,690)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,168,021)	(98,433,043)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,033,828	(8,517,756)
NET ASSETS:
Beginning of period	1,260,031,227	1,268,548,983

End of period (a)	$1,278,065,055	$1,260,031,227

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,436,002	$188,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.56	$9.80	$10.36	$9.98	$8.92	$8.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.26	0.23	0.24	0.23	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.34	0.76	(0.54)	0.38	1.06	0.66

Total from investment operations	0.47	1.02	(0.31)	0.62	1.29	0.93

Less distributions:
Dividends from net investment income	—	(0.26)	(0.25)	(0.24)	(0.23)	(0.28)

Net asset value, end of period	$11.03	$10.56	$9.80	$10.36	$9.98	$8.92

Total return (b)	4.45%	10.43%	(3.01)%	6.21%	14.51%	11.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,617	$4,353	$3,657	$3,905	$2,948	$2,035
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.04%	1.03%	1.04%	1.07%	1.09%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.03%	1.04%	1.07%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.05%	1.03%	1.04%	1.07%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.49%	2.49%	2.27%	2.31%	2.40%	3.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.49%	2.49%	2.27%	2.31%	2.40%	3.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.49%	2.49%	2.27%	2.31%	2.40%	3.04%
Portfolio turnover rate (z)^	12%	24%	27%	25%	20%	26%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.56	$9.80	$10.36	$9.98	$8.92	$8.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.26	0.23	0.24	0.23	0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.34	0.76	(0.54)	0.38	1.06	0.66

Total from investment operations	0.47	1.02	(0.31)	0.62	1.29	0.93

Less distributions:
Dividends from net investment income	—	(0.26)	(0.25)	(0.24)	(0.23)	(0.28)

Net asset value, end of period	$11.03	$10.56	$9.80	$10.36	$9.98	$8.92

Total return (b)	4.45%	10.43%	(3.01)%	6.21%	14.51%	11.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$863,521	$858,742	$833,107	$971,028	$855,653	$720,497
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.04%	1.03%	1.04%	1.07%	1.09%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.04%	1.03%	1.04%	1.07%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.05%	1.03%	1.04%	1.07%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.48%	2.50%	2.27%	2.32%	2.41%	3.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.48%	2.50%	2.27%	2.32%	2.41%	3.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.48%	2.49%	2.27%	2.32%	2.41%	3.04%
Portfolio turnover rate (z)^	12%	24%	27%	25%	20%	26%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.56	$9.80	$10.36	$9.98	$8.92	$8.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.28	0.26	0.27	0.25	0.29
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.33	0.77	(0.55)	0.38	1.07	0.66

Total from investment operations	0.48	1.05	(0.29)	0.65	1.32	0.95

Less distributions:
Dividends from net investment income	—	(0.29)	(0.27)	(0.27)	(0.26)	(0.30)

Net asset value, end of period	$11.04	$10.56	$9.80	$10.36	$9.98	$8.92

Total return (b)	4.55%	10.72%	(2.76)%	6.48%	14.81%	11.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$409,927	$396,937	$431,785	$481,055	$493,878	$437,087
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.79%	0.79%	0.78%	0.79%	0.82%	0.84%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.79%	0.78%	0.79%	0.82%	0.84%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.80%	0.78%	0.79%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.73%	2.75%	2.52%	2.58%	2.66%	3.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.73%	2.75%	2.52%	2.58%	2.66%	3.29%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.73%	2.75%	2.52%	2.58%	2.66%	3.29%
Portfolio turnover rate (z)^	12%	24%	27%	25%	20%	26%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Industrials	19.3%
Financials	18.1
Information Technology	11.2
Health Care	9.2
Consumer Discretionary	8.5
Real Estate	6.2
Repurchase Agreements	5.4
Materials	4.4
Energy	3.9
Utilities	3.6
Consumer Staples	3.5
Telecommunication Services	0.8
Cash and Other	5.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,020.79	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,021.35	5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,022.53	4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	5,281	$82,384
Cooper Tire & Rubber Co. (x)	3,294	118,913
Cooper-Standard Holdings, Inc.*	1,085	109,444
Dana, Inc.	9,088	202,935
Dorman Products, Inc.*	1,690	139,881
Fox Factory Holding Corp.*	2,162	76,967
Gentex Corp.	3,900	73,983
Gentherm, Inc.*	2,286	88,697
Horizon Global Corp.*	1,591	22,847
LCI Industries	15,795	1,617,408
Modine Manufacturing Co.*	3,064	50,709
Motorcar Parts of America, Inc.*	1,166	32,928
Shiloh Industries, Inc.*	522	6,128
Standard Motor Products, Inc.	1,365	71,280
Stoneridge, Inc.*	1,780	27,430
Superior Industries International, Inc.	1,594	32,757
Tenneco, Inc.	3,282	189,798
Tower International, Inc.	1,295	29,073

		2,973,562

Automobiles (0.6%)
Thor Industries, Inc.	13,400	1,400,568
Winnebago Industries, Inc. (x)	11,307	395,745

		1,796,313

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,880	95,212
VOXX International Corp.*	1,213	9,947
Weyco Group, Inc.	441	12,295

		117,454

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.	3,914	148,536
American Public Education, Inc.*	959	22,680
Ascent Capital Group, Inc., Class A*	660	10,138
Bridgepoint Education, Inc.*	1,162	17,151
Cambium Learning Group, Inc.*	911	4,619
Capella Education Co.	725	62,060
Career Education Corp.*	4,019	38,582
Carriage Services, Inc.	946	25,504
Chegg, Inc. (x)*	4,945	60,774
Collectors Universe, Inc.	507	12,599
Grand Canyon Education, Inc.*	2,899	227,312
Houghton Mifflin Harcourt Co.*	6,404	78,769
K12, Inc.*	2,171	38,904
Laureate Education, Inc., Class A*	2,200	38,566
Liberty Tax, Inc.	392	5,076
Regis Corp.*	2,342	24,052
Sotheby’s*	2,379	127,681
Strayer Education, Inc.	665	61,991
Weight Watchers International, Inc.*	1,787	59,722

		1,064,716

Hotels, Restaurants & Leisure (1.6%)
Belmond Ltd., Class A*	5,394	$71,740
Biglari Holdings, Inc.*	67	26,783
BJ’s Restaurants, Inc.*	1,301	48,462
Bloomin’ Brands, Inc.	6,153	130,628
Bob Evans Farms, Inc.	1,262	90,649
Bojangles’, Inc.*	1,066	17,323
Boyd Gaming Corp.	5,291	131,270
Brinker International, Inc.	15,874	604,798
Buffalo Wild Wings, Inc.*	1,000	126,700
Caesars Acquisition Co., Class A*	2,967	56,521
Caesars Entertainment Corp. (x)*	3,618	43,416
Carrols Restaurant Group, Inc.*	2,289	28,040
Century Casinos, Inc.*	1,315	9,692
Cheesecake Factory, Inc. (The)	2,755	138,577
Churchill Downs, Inc.	844	154,705
Chuy’s Holdings, Inc.*	1,067	24,968
ClubCorp Holdings, Inc.	4,095	53,645
Cracker Barrel Old Country Store, Inc. (x)	1,181	197,521
Dave & Buster’s Entertainment, Inc.*	2,600	172,925
Del Frisco’s Restaurant Group, Inc.*	1,485	23,909
Del Taco Restaurants, Inc.*	2,034	27,968
Denny’s Corp.*	4,175	49,140
DineEquity, Inc. (x)	1,130	49,777
Drive Shack, Inc.	2,630	8,285
El Pollo Loco Holdings, Inc. (x)*	1,270	17,590
Eldorado Resorts, Inc.*	2,882	57,640
Empire Resorts, Inc. (x)*	191	4,565
Fiesta Restaurant Group, Inc.*	1,735	35,828
Fogo De Chao, Inc.*	568	7,895
Golden Entertainment, Inc.*	665	13,772
Habit Restaurants, Inc. (The), Class A (x)*	1,252	19,782
ILG, Inc.	6,580	180,883
International Speedway Corp., Class A	1,532	57,527
Intrawest Resorts Holdings, Inc.*	812	19,277
J Alexander’s Holdings, Inc.*	977	11,968
Jack in the Box, Inc.	1,961	193,158
La Quinta Holdings, Inc.*	5,109	75,460
Lindblad Expeditions Holdings, Inc.*	1,239	13,010
Marcus Corp. (The)	1,169	35,304
Marriott Vacations Worldwide Corp.	1,365	160,729
Monarch Casino & Resort, Inc.*	642	19,421
Nathan’s Famous, Inc.*	191	12,033
Noodles & Co. (x)*	699	2,726
Papa John’s International, Inc.	1,715	123,068
Penn National Gaming, Inc.*	4,693	100,430
Pinnacle Entertainment, Inc.*	3,403	67,243
Planet Fitness, Inc., Class A	5,247	122,465
Potbelly Corp.*	1,493	17,170
RCI Hospitality Holdings, Inc.	548	13,064
Red Lion Hotels Corp.*	845	6,211
Red Robin Gourmet Burgers, Inc.*	790	51,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Red Rock Resorts, Inc., Class A	4,248	$100,040
Ruby Tuesday, Inc.*	3,959	7,958
Ruth’s Hospitality Group, Inc.	1,834	39,890
Scientific Games Corp., Class A*	3,294	85,973
SeaWorld Entertainment, Inc.	4,213	68,546
Shake Shack, Inc., Class A (x)*	1,375	47,960
Sonic Corp.	2,554	67,655
Speedway Motorsports, Inc.	807	14,744
Texas Roadhouse, Inc.	4,119	209,862
Wingstop, Inc. (x)	1,862	57,536
Zoe’s Kitchen, Inc. (x)*	1,229	14,637

		4,442,010

Household Durables (1.5%)
AV Homes, Inc.*	865	17,343
Bassett Furniture Industries, Inc.	677	25,692
Beazer Homes USA, Inc.*	1,958	26,864
Cavco Industries, Inc.*	547	70,919
Century Communities, Inc.*	980	24,304
CSS Industries, Inc.	591	15,461
Ethan Allen Interiors, Inc.	1,582	51,099
Flexsteel Industries, Inc.	465	25,161
GoPro, Inc., Class A (x)*	6,437	52,333
Green Brick Partners, Inc.*	1,435	16,431
Helen of Troy Ltd.*	1,686	158,653
Hooker Furniture Corp.	21,443	882,378
Hovnanian Enterprises, Inc., Class A*	8,604	24,091
Installed Building Products, Inc.*	1,297	68,676
iRobot Corp. (x)*	1,637	137,737
KB Home	5,350	128,240
La-Z-Boy, Inc.	24,293	789,523
LGI Homes, Inc. (x)*	1,073	43,113
Libbey, Inc.	1,456	11,735
Lifetime Brands, Inc.	653	11,852
M/I Homes, Inc.*	39,924	1,139,829
MDC Holdings, Inc.	2,589	91,469
Meritage Homes Corp.*	2,369	99,972
NACCO Industries, Inc., Class A	221	15,658
New Home Co., Inc. (The)*	641	7,352
PICO Holdings, Inc.*	1,387	24,273
Taylor Morrison Home Corp., Class A*	3,803	91,310
TopBuild Corp.*	2,284	121,212
TRI Pointe Group, Inc.*	9,767	128,827
UCP, Inc., Class A*	479	5,245
Universal Electronics, Inc.*	887	59,296
William Lyon Homes, Class A (x)*	1,532	36,982
ZAGG, Inc.*	1,821	15,752

		4,418,782

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	14,966
Duluth Holdings, Inc., Class B (x)*	607	11,053
Etsy, Inc.*	7,168	107,521
FTD Cos., Inc.*	985	19,700
Gaia, Inc.*	455	5,096
Groupon, Inc. (x)*	21,018	80,709
HSN, Inc.	1,929	61,535
Lands’ End, Inc. (x)*	915	13,634

Liberty TripAdvisor Holdings, Inc., Class A*	4,573	$53,047
Nutrisystem, Inc.	1,784	92,857
Overstock.com, Inc. (x)*	1,028	16,756
PetMed Express, Inc.	1,284	52,130
Shutterfly, Inc.*	2,133	101,318

		630,322

Leisure Products (0.9%)
Acushnet Holdings Corp.	1,425	28,272
American Outdoor Brands Corp.*	3,509	77,759
Black Diamond, Inc.*	1,226	8,153
BRP, Inc.	76,900	2,252,800
Callaway Golf Co.	5,997	76,642
Escalade, Inc.	668	8,751
Johnson Outdoors, Inc., Class A	334	16,102
Malibu Boats, Inc., Class A*	1,146	29,647
Marine Products Corp.	412	6,431
MCBC Holdings, Inc.*	1,134	22,170
Nautilus, Inc.*	1,939	37,132
Sturm Ruger & Co., Inc. (x)	1,075	66,811
Vista Outdoor, Inc.*	3,554	80,001

		2,710,671

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A (x)	3,369	76,645
Beasley Broadcast Group, Inc., Class A	300	2,940
Central European Media Enterprises Ltd., Class A (x)*	5,269	21,076
Clear Channel Outdoor Holdings, Inc., Class A	2,277	11,043
Daily Journal Corp. (x)*	77	15,884
Emerald Expositions Events, Inc.	1,008	22,075
Entercom Communications Corp., Class A (x)	1,578	16,332
Entravision Communications Corp., Class A	4,130	27,258
Eros International plc (x)*	1,794	20,541
EW Scripps Co. (The), Class A*	3,597	64,063
Gannett Co., Inc.	7,507	65,461
Global Eagle Entertainment, Inc.*	3,029	10,783
Gray Television, Inc.*	4,093	56,074
Hemisphere Media Group, Inc. (x)*	983	11,649
IMAX Corp.*	3,580	78,760
Liberty Media Corp-Liberty Braves, Class A*	566	13,522
Liberty Media Corp-Liberty Braves, Class C*	2,136	51,200
Loral Space & Communications, Inc.*	765	31,786
MDC Partners, Inc., Class A (x)	3,284	32,512
Meredith Corp. (x)	2,402	142,799
MSG Networks, Inc., Class A*	3,787	85,018
National CineMedia, Inc.	3,970	29,457
New Media Investment Group, Inc.	3,375	45,495
New York Times Co. (The), Class A	7,987	141,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nexstar Media Group, Inc., Class A	2,822	$168,755
Reading International, Inc., Class A*	1,155	18,630
Saga Communications, Inc., Class A	239	10,934
Salem Media Group, Inc.	656	4,658
Scholastic Corp.	1,799	78,418
Sinclair Broadcast Group, Inc., Class A (x)	4,454	146,537
Time, Inc.	6,300	90,405
Townsquare Media, Inc., Class A*	527	5,396
tronc, Inc.*	1,281	16,512
World Wrestling Entertainment, Inc., Class A (x)	2,302	46,892

		1,660,880

Multiline Retail (0.1%)
Big Lots, Inc. (x)	2,776	134,081
Dillard’s, Inc., Class A (x)	949	54,748
Fred’s, Inc., Class A (x)	2,258	20,841
JC Penney Co, Inc. (x)*	19,281	89,657
Ollie’s Bargain Outlet Holdings, Inc.*	2,943	125,372
Sears Holdings Corp. (x)*	698	6,184

		430,883

Specialty Retail (1.3%)
Aaron’s, Inc.	3,924	152,644
Abercrombie & Fitch Co., Class A	4,333	53,903
American Eagle Outfitters, Inc.	10,080	121,464
America’s Car-Mart, Inc. (x)*	533	20,734
Asbury Automotive Group, Inc.*	1,164	65,824
Ascena Retail Group, Inc. (x)*	10,864	23,358
At Home Group, Inc.*	317	7,383
Barnes & Noble Education, Inc.*	2,531	26,905
Barnes & Noble, Inc.	4,013	30,499
Big 5 Sporting Goods Corp. (x)	1,296	16,913
Boot Barn Holdings, Inc. (x)*	844	5,976
Buckle, Inc. (The) (x)	1,821	32,414
Build-A-Bear Workshop, Inc.*	803	8,391
Caleres, Inc.	34,484	957,965
Camping World Holdings, Inc., Class A	766	23,631
Carvana Co. (x)*	945	19,344
Cato Corp. (The), Class A	1,625	28,584
Chico’s FAS, Inc.	8,197	77,216
Children’s Place, Inc. (The)	1,064	108,634
Citi Trends, Inc.	999	21,199
Conn’s, Inc. (x)*	1,238	23,646
Container Store Group, Inc. (The)*	1,134	6,713
DSW, Inc., Class A	4,197	74,287
Express, Inc.*	4,766	32,171
Finish Line, Inc. (The), Class A (x)	22,954	325,257
Five Below, Inc.*	3,389	167,314
Francesca’s Holdings Corp.*	2,413	26,398
Genesco, Inc.*	1,185	40,172
GNC Holdings, Inc., Class A (x)	4,386	36,974
Group 1 Automotive, Inc.	1,293	81,873

Guess?, Inc.	3,913	$50,008
Haverty Furniture Cos., Inc.	1,167	29,292
Hibbett Sports, Inc.*	1,424	29,548
J. Jill, Inc. (x)*	714	8,775
Kirkland’s, Inc.*	868	8,923
Lithia Motors, Inc., Class A	1,444	136,068
Lumber Liquidators Holdings, Inc. (x)*	1,764	44,206
MarineMax, Inc.*	1,507	29,462
Monro Muffler Brake, Inc.	1,988	82,999
Office Depot, Inc.	31,336	176,734
Party City Holdco, Inc.*	1,637	25,619
Pier 1 Imports, Inc.	5,309	27,554
Rent-A-Center, Inc. (x)	2,699	31,632
RH (x)*	2,142	138,202
Select Comfort Corp.*	2,584	91,706
Shoe Carnival, Inc.	830	17,330
Sonic Automotive, Inc., Class A	1,794	34,893
Sportsman’s Warehouse Holdings, Inc. (x)*	2,254	12,172
Tailored Brands, Inc. (x)	3,094	34,529
Tile Shop Holdings, Inc.	2,075	42,849
Tilly’s, Inc., Class A	807	8,191
Vitamin Shoppe, Inc.*	1,545	17,999
West Marine, Inc.	1,216	15,626
Winmark Corp.	138	17,795
Zumiez, Inc.*	1,131	13,968

		3,743,866

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,796	104,276
Crocs, Inc.*	4,680	36,083
Culp, Inc.	677	22,003
Deckers Outdoor Corp.*	1,963	133,994
Delta Apparel, Inc.*	443	9,826
Fossil Group, Inc. (x)*	2,676	27,697
G-III Apparel Group Ltd.*	2,744	68,463
Iconix Brand Group, Inc.*	3,172	21,919
Movado Group, Inc.	1,036	26,159
Oxford Industries, Inc.	1,023	63,927
Perry Ellis International, Inc.*	781	15,198
Sequential Brands Group, Inc. (x)*	2,486	9,919
Steven Madden Ltd.*	3,651	145,857
Superior Uniform Group, Inc.	505	11,287
Unifi, Inc.*	976	30,061
Vera Bradley, Inc.*	1,302	12,734
Wolverine World Wide, Inc.	5,842	163,633

		903,036

Total Consumer Discretionary		24,892,495

Consumer Staples (3.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	565	74,664
Castle Brands, Inc. (x)*	5,361	9,221
Coca-Cola Bottling Co. Consolidated	291	66,601
Craft Brew Alliance, Inc.*	776	13,076
MGP Ingredients, Inc. (x)	799	40,885
National Beverage Corp.	750	70,170
Primo Water Corp.*	1,564	19,863

		294,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,718	$58,670
Chefs’ Warehouse, Inc. (The) (x)*	1,186	15,418
Ingles Markets, Inc., Class A	884	29,437
Natural Grocers by Vitamin Cottage, Inc. (x)*	543	4,491
Performance Food Group Co.*	4,400	120,559
PriceSmart, Inc.	1,363	119,399
Smart & Final Stores, Inc. (x)*	1,559	14,187
SpartanNash Co.	2,289	59,422
SUPERVALU, Inc.*	16,739	55,071
United Natural Foods, Inc.*	3,108	114,064
Village Super Market, Inc., Class A	503	13,038
Weis Markets, Inc.	615	29,963

		633,719

Food Products (2.9%)
AGT Food & Ingredients, Inc.	7,800	140,025
Alico, Inc.	269	8,420
Amplify Snack Brands, Inc. (x)*	1,866	17,988
B&G Foods, Inc. (x)	4,115	146,494
Calavo Growers, Inc.	988	68,221
Cal-Maine Foods, Inc. (x)*	1,942	76,903
Dairy Crest Group plc (x)	139,100	1,085,213
Darling Ingredients, Inc.*	10,176	160,170
Dean Foods Co.	5,756	97,852
Farmer Brothers Co.*	521	15,760
Fresh Del Monte Produce, Inc.	2,024	103,042
Freshpet, Inc. (x)*	1,450	24,070
GrainCorp Ltd., Class A	47,000	342,096
Hostess Brands, Inc.*	4,956	79,792
J&J Snack Foods Corp.	910	120,184
John B Sanfilippo & Son, Inc.	554	34,963
Lancaster Colony Corp.	1,176	144,201
Landec Corp. (x)*	88,823	1,319,022
Lifeway Foods, Inc.*	327	3,054
Limoneira Co.	791	18,691
Maple Leaf Foods, Inc.	160,500	4,052,105
Omega Protein Corp.	1,387	24,827
Sanderson Farms, Inc. (x)	1,255	145,141
Seneca Foods Corp., Class A*	374	11,613
Snyder’s-Lance, Inc.	5,324	184,317
Tootsie Roll Industries, Inc.	1,046	36,453

		8,460,617

Household Products (0.1%)
Central Garden & Pet Co.*	599	19,042
Central Garden & Pet Co., Class A*	2,185	65,594
HRG Group, Inc.*	7,236	128,151
Oil-Dri Corp. of America	329	13,821
Orchids Paper Products Co. (x)	592	7,666
WD-40 Co.	847	93,466

		327,740

Personal Products (0.1%)
elf Beauty, Inc. (x)*	1,286	34,992
Inter Parfums, Inc.	1,104	40,462
Medifast, Inc.	724	30,024
Natural Health Trends Corp. (x)	440	12,254

Nature’s Sunshine Products, Inc.	705	$9,341
Nutraceutical International Corp.	518	21,575
Revlon, Inc., Class A*	743	17,609
USANA Health Sciences, Inc.*	720	46,152

		212,409

Tobacco (0.1%)
Turning Point Brands, Inc.*	363	5,568
Universal Corp.	1,532	99,120
Vector Group Ltd.	5,938	126,599

		231,287

Total Consumer Staples		10,160,252

Energy (3.6%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	4,415	50,331
Atwood Oceanics, Inc. (x)*	4,771	38,884
Basic Energy Services, Inc. (x)*	1,076	26,792
Bristow Group, Inc. (x)	2,283	17,465
C&J Energy Services, Inc.*	2,870	98,355
CARBO Ceramics, Inc. (x)*	1,258	8,617
Diamond Offshore Drilling, Inc. (x)*	4,014	43,472
Dril-Quip, Inc.*	2,343	114,338
Ensco plc, Class A	18,910	97,576
Era Group, Inc.*	1,246	11,787
Exterran Corp.*	1,974	52,706
Fairmount Santrol Holdings, Inc. (x)*	9,645	37,616
Forum Energy Technologies, Inc.*	4,260	66,456
Frank’s International NV (x)	3,086	25,583
Geospace Technologies Corp.*	814	11,258
Gulf Island Fabrication, Inc. (x)	809	9,384
Helix Energy Solutions Group, Inc.*	12,050	67,962
Hunting plc*	204,500	1,299,259
Independence Contract Drilling, Inc.*	1,840	7,158
Keane Group, Inc. (x)*	1,914	30,624
Key Energy Services, Inc. (x)*	627	12,063
Mammoth Energy Services, Inc.*	436	8,110
Matrix Service Co.*	1,756	16,419
McDermott International, Inc.*	17,532	125,704
Natural Gas Services Group, Inc.*	15,681	389,673
NCS Multistage Holdings, Inc.*	682	17,173
Newpark Resources, Inc.*	5,041	37,051
Noble Corp. plc (x)	15,184	54,966
Oil States International, Inc. (x)*	58,514	1,588,654
Parker Drilling Co.*	7,855	10,604
PHI, Inc. (Non-Voting)*	768	7,496
Pioneer Energy Services Corp.*	4,456	9,135
ProPetro Holding Corp.*	1,564	21,833
RigNet, Inc.*	828	13,289
Rowan Cos. plc, Class A*	28,144	288,195
SEACOR Holdings, Inc.*	1,019	34,952
SEACOR Marine Holdings, Inc.*	1,024	20,849
Seadrill Ltd. (x)*	246	89
Select Energy Services, Inc., Class A*	243	2,952
Smart Sand, Inc.*	1,341	11,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Solaris Oilfield Infrastructure, Inc., Class A*	626	$7,218
Superior Energy Services, Inc.*	9,435	98,407
Tesco Corp.*	2,682	11,935
TETRA Technologies, Inc.*	6,540	18,247
Unit Corp. (x)*	50,716	949,911
US Silica Holdings, Inc.	5,063	179,686
Willbros Group, Inc.*	2,656	6,560

		6,058,742

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	9,588	15,533
Adams Resources & Energy, Inc.	144	5,916
Alon USA Energy, Inc.	2,058	27,413
Approach Resources, Inc. (x)*	2,668	8,991
Arch Coal, Inc., Class A (x)	1,357	92,683
Ardmore Shipping Corp.	1,988	16,202
Bill Barrett Corp.*	4,761	14,616
Bonanza Creek Energy, Inc.*	1,260	39,955
California Resources Corp. (x)*	2,676	22,880
Callon Petroleum Co. (x)*	12,531	132,954
Carrizo Oil & Gas, Inc.*	3,855	67,154
Clean Energy Fuels Corp.*	8,412	21,366
Cloud Peak Energy, Inc.*	4,617	16,298
Cobalt International Energy, Inc.*	1	2
Contango Oil & Gas Co.*	1,188	7,888
CVR Energy, Inc. (x)	997	21,695
Delek US Holdings, Inc.	3,921	103,671
Denbury Resources, Inc.*	24,775	37,906
DHT Holdings, Inc.	5,648	23,439
Dorian LPG Ltd.*	1,170	9,571
Earthstone Energy, Inc. (x)*	611	6,116
Eclipse Resources Corp.*	5,414	15,484
Energen Corp. (x)*	37,100	1,831,626
Energy XXI Gulf Coast, Inc. (x)*	1,845	34,262
EP Energy Corp., Class A (x)*	2,429	8,890
Evolution Petroleum Corp. (x)	1,671	13,535
EXCO Resources, Inc.*	1	3
Frontline Ltd. (x)	4,855	27,819
GasLog Ltd. (x)	2,711	41,343
Gastar Exploration, Inc. (x)*	11,270	10,436
Gener8 Maritime, Inc.*	2,466	14,032
Golar LNG Ltd. (x)	5,807	129,206
Green Plains, Inc.	2,309	47,450
Halcon Resources Corp. (x)*	3,847	17,465
Hallador Energy Co.	929	7,218
International Seaways, Inc.*	1,805	39,114
Isramco, Inc. (x)*	62	7,093
Jagged Peak Energy, Inc. (x)*	1,921	25,645
Jones Energy, Inc., Class A (x)*	3,699	5,918
Lilis Energy, Inc. (x)*	2,610	12,789
Matador Resources Co. (x)*	5,529	118,155
Midstates Petroleum Co., Inc.*	711	9,008
Navios Maritime Acquisition Corp.	5,164	7,591
Nordic American Tankers Ltd. (x)	6,311	40,012
Oasis Petroleum, Inc.*	14,757	118,794
Overseas Shipholding Group, Inc., Class A*	2,291	6,094
Pacific Ethanol, Inc.*	2,554	15,963
Panhandle Oil and Gas, Inc., Class A	876	20,236

Par Pacific Holdings, Inc. (x)*	1,941	$35,016
PDC Energy, Inc.*	4,097	176,621
Peabody Energy Corp.*	3,025	73,961
Penn Virginia Corp. (x)*	888	32,634
Renewable Energy Group, Inc.*	2,135	27,648
Resolute Energy Corp. (x)*	1,350	40,190
REX American Resources Corp.*	352	33,989
Ring Energy, Inc.*	2,813	36,569
Sanchez Energy Corp. (x)*	3,410	24,484
SandRidge Energy, Inc. (x)*	2,117	36,434
Scorpio Tankers, Inc.	10,455	41,506
SemGroup Corp., Class A	4,188	113,076
Ship Finance International Ltd. (x)	3,729	50,714
SilverBow Resources, Inc.*	436	11,406
SRC Energy, Inc. (x)*	12,492	84,071
Stone Energy Corp. (x)*	1,216	22,350
Teekay Corp.	3,379	22,538
Teekay Tankers Ltd., Class A	7,349	13,816
Tellurian, Inc.*	3,413	34,232
Ultra Petroleum Corp. (x)*	12,089	131,166
Uranium Energy Corp. (x)*	8,362	13,296
W&T Offshore, Inc. (x)*	5,904	11,572
Westmoreland Coal Co.*	1,259	6,131
WildHorse Resource Development Corp. (x)*	1,176	14,547

		4,405,397

Total Energy		10,464,139

Financials (18.1%)
Banks (11.5%)
1st Source Corp.	968	46,406
Access National Corp. (x)	25,608	679,123
ACNB Corp.	360	10,980
Allegiance Bancshares, Inc.*	687	26,312
American National Bankshares, Inc.	511	18,881
Ameris Bancorp	2,242	108,064
Ames National Corp.	601	18,391
Arrow Financial Corp.	773	24,465
Atlantic Capital Bancshares, Inc.*	1,288	24,472
Banc of California, Inc. (x)	2,730	58,695
BancFirst Corp.	515	49,749
Banco Latinoamericano de Comercio Exterior SA, Class E	1,939	53,090
Bancorp, Inc. (The)*	3,183	24,127
BancorpSouth, Inc.	5,334	162,687
Bank of Commerce Holdings (x)	924	10,210
Bank of Marin Bancorp	374	23,020
Bank of NT Butterfield & Son Ltd. (The)	3,316	113,076
Bankwell Financial Group, Inc.	355	11,087
Banner Corp.	2,038	115,167
Bar Harbor Bankshares	924	28,478
BCB Bancorp, Inc.	592	9,058
Berkshire Hills Bancorp, Inc.	2,209	77,646
Blue Hills Bancorp, Inc.	1,605	28,730
Boston Private Financial Holdings, Inc.	5,072	77,855
Bridge Bancorp, Inc.	1,171	38,994
Brookline Bancorp, Inc.	4,513	65,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Bryn Mawr Bank Corp.	19,751	$839,417
BSB Bancorp, Inc.*	516	15,093
C&F Financial Corp.	197	9,239
Cadence BanCorp*	531	11,618
Camden National Corp.	964	41,365
Capital Bank Financial Corp., Class A	1,800	68,580
Capital City Bank Group, Inc.	769	15,703
Capstar Financial Holdings, Inc.*	525	9,314
Carolina Financial Corp.	885	28,603
Cathay General Bancorp	4,664	176,999
CenterState Banks, Inc.	3,322	82,585
Central Pacific Financial Corp.	1,917	60,328
Central Valley Community Bancorp	526	11,656
Century Bancorp, Inc., Class A	179	11,384
Chemical Financial Corp.	67,938	3,288,878
Chemung Financial Corp.	185	7,563
Citizens & Northern Corp.	825	19,190
City Holding Co.	943	62,115
Civista Bancshares, Inc.	597	12,465
CNB Financial Corp.	900	21,573
CoBiz Financial, Inc.	2,366	41,168
Codorus Valley Bancorp, Inc. (x)	488	13,859
Columbia Banking System, Inc.	83,163	3,314,045
Commerce Union Bancshares, Inc. (x)	416	9,930
Community Bank System, Inc.	3,044	169,764
Community Bankers Trust Corp. (x)*	1,280	10,560
Community Financial Corp. (The)	237	9,125
Community Trust Bancorp, Inc.	1,012	44,275
ConnectOne Bancorp, Inc.	1,797	40,522
County Bancorp, Inc.	279	6,696
CU Bancorp*	952	34,415
Customers Bancorp, Inc.*	1,754	49,603
CVB Financial Corp.	6,490	145,571
DNB Financial Corp. (x)	183	6,277
Eagle Bancorp, Inc.*	1,960	124,068
Enterprise Bancorp, Inc.	546	19,405
Enterprise Financial Services Corp.	1,385	56,508
Equity Bancshares, Inc., Class A*	656	20,100
Evans Bancorp, Inc. (x)	281	11,226
Farmers & Merchants Bancorp, Inc.	252	15,624
Farmers Capital Bank Corp.	524	20,200
Farmers National Banc Corp.	1,486	21,547
FB Financial Corp. (x)*	409	14,802
FCB Financial Holdings, Inc., Class A*	2,183	104,238
Fidelity Southern Corp.	1,309	29,924
Financial Institutions, Inc.	903	26,909
First Bancorp	1,507	47,109
First BanCorp*	10,300	59,637
First Bancorp, Inc.	718	19,429
First Bancshares, Inc. (The) (x)	511	14,104
First Busey Corp.	1,986	58,230
First Business Financial Services, Inc.	588	13,571
First Citizens BancShares, Inc., Class A	458	170,697

First Commonwealth Financial Corp.	5,994	$76,004
First Community Bancshares, Inc.	979	26,776
First Community Financial Partners, Inc.*	805	10,385
First Connecticut Bancorp, Inc.	970	24,881
First Financial Bancorp	3,826	105,980
First Financial Bankshares, Inc. (x)	3,925	173,485
First Financial Corp.	619	29,279
First Financial Northwest, Inc.	529	8,533
First Foundation, Inc.*	1,674	27,504
First Guaranty Bancshares, Inc. (x)	231	6,292
First Horizon National Corp.	171,800	2,992,755
First Internet Bancorp	321	9,004
First Interstate BancSystem, Inc., Class A	1,579	58,739
First Merchants Corp.	2,593	104,083
First Mid-Illinois Bancshares, Inc.	622	21,297
First Midwest Bancorp, Inc.	6,318	147,273
First Northwest Bancorp*	672	10,597
First of Long Island Corp. (The)	52,203	1,493,005
Flushing Financial Corp.	1,717	48,402
FNB Bancorp (x)	313	8,595
Franklin Financial Network, Inc.*	733	30,236
Fulton Financial Corp.	10,617	201,723
German American Bancorp, Inc.	17,082	582,325
Glacier Bancorp, Inc.	46,461	1,700,936
Great Southern Bancorp, Inc.	677	36,220
Great Western Bancorp, Inc.	3,671	149,814
Green Bancorp, Inc.*	1,260	24,444
Guaranty Bancorp	1,447	39,358
Guaranty Bancshares, Inc. (x)	122	3,898
Hancock Holding Co.	5,216	255,584
Hanmi Financial Corp.	1,994	56,729
HarborOne Bancorp, Inc.*	927	18,503
Heartland Financial USA, Inc.	1,513	71,262
Heritage Commerce Corp.	2,236	30,812
Heritage Financial Corp.	1,827	48,416
Hilltop Holdings, Inc.	4,641	121,641
Home BancShares, Inc.	7,993	199,026
HomeTrust Bancshares, Inc.*	1,090	26,596
Hope Bancorp, Inc.	8,044	150,021
Horizon Bancorp	1,312	34,571
Howard Bancorp, Inc. (x)*	532	10,241
IBERIABANK Corp.	3,131	255,177
Independent Bank Corp. (Berlin Stock Exchange)	1,228	26,709
Independent Bank Corp. (Nasdaq Stock Exchange)	1,646	109,706
Independent Bank Group, Inc.	1,092	64,974
International Bancshares Corp.	3,386	118,679
Investar Holding Corp. (x)	499	11,427
Investors Bancorp, Inc.	16,085	214,896
Lakeland Bancorp, Inc.	2,764	52,101
Lakeland Financial Corp.	59,083	2,710,727
LCNB Corp.	509	10,180
LegacyTexas Financial Group, Inc.	2,924	111,492
Live Oak Bancshares, Inc. (x)	1,224	29,621
Macatawa Bank Corp.	1,606	15,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

MainSource Financial Group, Inc.	1,522	$51,002
MB Financial, Inc.	5,013	220,773
MBT Financial Corp.	1,098	10,651
Mercantile Bank Corp.	1,001	31,511
Middlefield Banc Corp.	160	8,064
Midland States Bancorp, Inc.	945	31,676
MidSouth Bancorp, Inc. (x)	545	6,404
MidWestOne Financial Group, Inc.	687	23,282
MutualFirst Financial, Inc.	314	11,210
National Bank Holdings Corp., Class A	1,537	50,890
National Bankshares, Inc. (x)	462	18,850
National Commerce Corp.*	647	25,589
NBT Bancorp, Inc.	2,644	97,696
Nicolet Bankshares, Inc.*	550	30,091
Northrim BanCorp, Inc.	408	12,403
Norwood Financial Corp. (x)	234	9,887
OFG Bancorp	2,943	29,430
Ohio Valley Banc Corp. (x)	244	8,796
Old Line Bancshares, Inc.	505	14,231
Old National Bancorp	8,233	142,019
Old Point Financial Corp. (x)	212	6,971
Old Second Bancorp, Inc.	1,744	20,143
Opus Bank	1,292	31,266
Orrstown Financial Services, Inc.	426	9,734
Pacific Continental Corp.	1,339	34,211
Pacific Mercantile Bancorp*	905	7,964
Pacific Premier Bancorp, Inc.*	2,425	89,483
Paragon Commercial Corp. (x)*	257	13,485
Park National Corp.	851	88,266
Park Sterling Corp.	3,235	38,432
Parke Bancorp, Inc.	340	7,616
Peapack Gladstone Financial Corp.	996	31,165
Penns Woods Bancorp, Inc.	316	13,013
Peoples Bancorp of North Carolina, Inc. (x)	253	7,995
Peoples Bancorp, Inc.	28,390	912,170
Peoples Financial Services Corp.	469	20,509
People’s Utah Bancorp	803	21,520
Pinnacle Financial Partners, Inc.	37,953	2,383,447
Preferred Bank	753	40,263
Premier Financial Bancorp, Inc.	556	11,459
QCR Holdings, Inc.	759	35,977
Renasant Corp.	2,608	114,074
Republic Bancorp, Inc., Class A	541	19,314
Republic First Bancorp, Inc. (x)*	2,994	27,695
S&T Bancorp, Inc.	2,110	75,665
Sandy Spring Bancorp, Inc.	1,474	59,933
Seacoast Banking Corp. of Florida*	2,473	59,599
ServisFirst Bancshares, Inc.	2,863	105,616
Shore Bancshares, Inc.	753	12,387
Sierra Bancorp	841	20,647
Simmons First National Corp., Class A	1,891	100,034
SmartFinancial, Inc. (x)*	432	10,316
South State Corp.	1,786	153,060
Southern First Bancshares, Inc.*	356	13,190
Southern National Bancorp of Virginia, Inc.	661	11,634

Southside Bancshares, Inc.	1,656	$57,875
Southwest Bancorp, Inc.	1,170	29,894
State Bank Financial Corp.	2,328	63,135
Sterling Bancorp	8,097	188,255
Stock Yards Bancorp, Inc.	1,329	51,698
Stonegate Bank	865	39,946
Summit Financial Group, Inc.	665	14,630
Sun Bancorp, Inc.	651	16,047
Sunshine Bancorp, Inc.*	454	9,675
Texas Capital Bancshares, Inc.*	3,084	238,702
Tompkins Financial Corp.	929	73,131
Towne Bank	3,562	109,710
TriCo Bancshares	1,312	46,117
TriState Capital Holdings, Inc.*	1,362	34,322
Triumph Bancorp, Inc.*	1,045	25,655
Trustmark Corp.	4,260	137,002
Two River Bancorp	429	7,975
UMB Financial Corp.	2,825	211,480
Umpqua Holdings Corp.	13,886	254,947
Union Bankshares Corp.	2,675	90,683
Union Bankshares, Inc. (x)	232	11,020
United Bankshares, Inc. (x)	6,202	243,118
United Community Banks, Inc.	4,456	123,877
United Security Bancshares (x)	771	7,132
Unity Bancorp, Inc. (x)	453	7,792
Univest Corp. of Pennsylvania	1,585	47,471
Valley National Bancorp	15,799	186,586
Veritex Holdings, Inc.*	881	23,197
Washington Trust Bancorp, Inc.	15,664	807,478
WashingtonFirst Bankshares, Inc.	518	17,887
WesBanco, Inc.	2,573	101,736
West Bancorp, Inc.	1,007	23,816
Westamerica Bancorp	1,578	88,431
Wintrust Financial Corp.	3,428	262,036
Xenith Bankshares, Inc.*	315	9,784

		33,452,642

Capital Markets (0.5%)
Actua Corp.*	1,887	26,512
Arlington Asset Investment Corp., Class A (x)	1,322	18,072
Artisan Partners Asset Management, Inc., Class A	2,798	85,899
Associated Capital Group, Inc., Class A	292	9,928
B. Riley Financial, Inc.	796	14,766
Cohen & Steers, Inc.	1,336	54,161
Cowen, Inc. (x)*	1,617	26,276
Diamond Hill Investment Group, Inc.	194	38,684
Donnelley Financial Solutions, Inc.*	1,663	38,182
Evercore Partners, Inc., Class A	2,532	178,506
Fifth Street Asset Management, Inc.	418	2,027
Financial Engines, Inc.	3,610	132,126
GAIN Capital Holdings, Inc.	2,265	14,111
GAMCO Investors, Inc., Class A	298	8,821
Greenhill & Co., Inc.	1,725	34,673
Hamilton Lane, Inc., Class A	891	19,593
Houlihan Lokey, Inc.	1,316	45,928
INTL. FCStone, Inc.*	937	35,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Investment Technology Group, Inc.	2,080	$44,179
KCG Holdings, Inc., Class A*	2,760	55,034
Ladenburg Thalmann Financial Services, Inc.*	7,254	17,700
Medley Management, Inc., Class A	485	3,153
Moelis & Co., Class A	1,552	60,295
OM Asset Management plc	3,409	50,658
Oppenheimer Holdings, Inc., Class A	733	12,021
Piper Jaffray Cos.	907	54,375
PJT Partners, Inc., Class A	1,124	45,207
Pzena Investment Management, Inc., Class A	837	8,504
Safeguard Scientifics, Inc.*	1,415	16,839
Silvercrest Asset Management Group, Inc., Class A	414	5,568
Stifel Financial Corp.*	4,120	189,438
Virtu Financial, Inc., Class A (x)	1,609	28,399
Virtus Investment Partners, Inc.	414	45,933
Waddell & Reed Financial, Inc., Class A (x)	5,053	95,401
Westwood Holdings Group, Inc.	498	28,232
WisdomTree Investments, Inc. (x)	7,232	73,549

		1,618,131

Consumer Finance (0.2%)
Elevate Credit, Inc.*	892	7,065
Encore Capital Group, Inc. (x)*	1,488	59,743
Enova International, Inc.*	2,035	30,220
EZCORP, Inc., Class A*	3,397	26,157
FirstCash, Inc.	2,927	170,645
Green Dot Corp., Class A*	2,825	108,847
LendingClub Corp.*	19,748	108,811
Nelnet, Inc., Class A	1,232	57,916
PRA Group, Inc.*	2,841	107,674
Regional Management Corp.*	659	15,572
World Acceptance Corp. (x)*	391	29,290

		721,940

Diversified Financial Services (0.0%)
FNFV Group*	3,939	62,236
Marlin Business Services Corp.	606	15,241
NewStar Financial, Inc.	1,674	17,577
On Deck Capital, Inc.*	2,999	13,975
Tiptree, Inc.	1,537	10,836

		119,865

Insurance (4.3%)
Ambac Financial Group, Inc.*	2,782	48,268
American Equity Investment Life Holding Co.	5,160	135,605
AMERISAFE, Inc.	1,203	68,511
AmTrust Financial Services, Inc.	5,300	80,242
Argo Group International Holdings Ltd.	1,792	108,595
Arthur J Gallagher & Co	16,400	938,900
Aspen Insurance Holdings Ltd.	42,400	2,113,639
Atlas Financial Holdings, Inc.*	757	11,279
Baldwin & Lyons, Inc., Class B	647	15,852

Blue Capital Reinsurance Holdings Ltd.	342	$6,259
Citizens, Inc. (x)*	2,816	20,782
CNO Financial Group, Inc.	10,642	222,205
Crawford & Co., Class B	774	7,198
Donegal Group, Inc., Class A	553	8,793
eHealth, Inc.*	962	18,086
EMC Insurance Group, Inc.	477	13,251
Employers Holdings, Inc.	2,000	84,600
Enstar Group Ltd.*	694	137,863
FBL Financial Group, Inc., Class A	621	38,192
Federated National Holding Co.	815	13,040
Fidelity & Guaranty Life	708	21,983
Genworth Financial, Inc., Class A*	30,197	113,843
Global Indemnity Ltd.*	518	20,083
Greenlight Capital Re Ltd., Class A*	1,851	38,686
Hallmark Financial Services, Inc.*	1,007	11,349
Hanover Insurance Group, Inc. (The)	23,100	2,047,352
HCI Group, Inc.	503	23,631
Health Insurance Innovations, Inc., Class A*	695	16,333
Heritage Insurance Holdings, Inc.	1,658	21,587
Horace Mann Educators Corp.	34,445	1,302,021
Independence Holding Co.	490	10,021
Infinity Property & Casualty Corp.	666	62,604
Investors Title Co.	87	16,829
James River Group Holdings Ltd.	1,133	45,014
Kemper Corp.	2,533	97,774
Kingstone Cos., Inc.	555	8,492
Kinsale Capital Group, Inc.	898	33,504
Maiden Holdings Ltd.	3,737	41,481
MBIA, Inc.*	7,790	73,460
National General Holdings Corp.	3,089	65,178
National Western Life Group, Inc., Class A	147	46,984
Navigators Group, Inc. (The)	1,273	69,888
NI Holdings, Inc. (x)*	634	11,336
Old Republic International Corp.	79,100	1,544,823
OneBeacon Insurance Group Ltd., Class A	1,352	24,647
Primerica, Inc.	2,819	213,539
RLI Corp.	2,382	130,105
Safety Insurance Group, Inc.	940	64,202
Selective Insurance Group, Inc.	3,580	179,179
State Auto Financial Corp.	976	25,112
State National Cos., Inc.	1,824	33,525
Stewart Information Services Corp.	1,317	59,765
Third Point Reinsurance Ltd.*	4,760	66,164
Trupanion, Inc. (x)*	1,393	31,175
United Fire Group, Inc.	1,375	60,583
United Insurance Holdings Corp.	1,128	17,743
Universal Insurance Holdings, Inc. (x)	1,968	49,594
Validus Holdings Ltd.	36,500	1,896,904
WMIH Corp.*	12,817	16,021

		12,703,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	1,902	$34,807
Anworth Mortgage Asset Corp. (REIT)	5,795	34,828
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,961	110,576
Ares Commercial Real Estate Corp. (REIT)	1,825	23,889
ARMOUR Residential REIT, Inc. (REIT)	2,317	57,919
Capstead Mortgage Corp. (REIT)	6,040	62,997
Cherry Hill Mortgage Investment Corp. (REIT)	963	17,787
CYS Investments, Inc. (REIT)	9,820	82,586
Dynex Capital, Inc. (REIT)	3,372	23,941
Ellington Residential Mortgage REIT (REIT) (x)	698	10,233
Great Ajax Corp. (REIT)	1,119	15,644
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,056	69,891
Invesco Mortgage Capital, Inc. (REIT)	7,176	119,910
KKR Real Estate Finance Trust, Inc. (REIT) (x)	655	14,083
Ladder Capital Corp. (REIT)	4,609	61,807
MTGE Investment Corp. (REIT)	2,851	53,599
New York Mortgage Trust, Inc. (REIT) (x)	7,005	43,571
Orchid Island Capital, Inc. (REIT) (x)	1,890	18,635
Owens Realty Mortgage, Inc. (REIT)	607	10,295
PennyMac Mortgage Investment Trust (REIT)‡	4,225	77,275
Redwood Trust, Inc. (REIT)	4,989	85,012
Resource Capital Corp. (REIT)	1,881	19,130
Sutherland Asset Management Corp. (REIT) (x)	1,121	16,647
Western Asset Mortgage Capital Corp. (REIT)	2,888	29,746

		1,094,808

Thrifts & Mortgage Finance (1.2%)
ASB Bancorp, Inc. (x)*	170	7,472
Astoria Financial Corp.	5,744	115,742
Bank Mutual Corp.	2,506	22,930
BankFinancial Corp.	981	14,637
Bear State Financial, Inc.	1,109	10,491
Beneficial Bancorp, Inc.	4,446	66,690
BofI Holding, Inc. (x)*	3,808	90,326
Capitol Federal Financial, Inc.	8,188	116,351
Charter Financial Corp.	891	16,038
Clifton Bancorp, Inc.	1,414	23,373
Dime Community Bancshares, Inc.	1,866	36,574
Entegra Financial Corp.*	486	11,057
ESSA Bancorp, Inc.	457	6,727
Essent Group Ltd.*	4,767	177,046
Federal Agricultural Mortgage Corp., Class C	547	35,391

First Defiance Financial Corp.	586	$30,870
Flagstar Bancorp, Inc.*	1,304	40,189
Greene County Bancorp, Inc. (x)	158	4,298
Hingham Institution for Savings	85	15,464
Home Bancorp, Inc.	345	14,669
HomeStreet, Inc.*	1,796	49,704
Impac Mortgage Holdings, Inc.*	610	9,229
Kearny Financial Corp.	5,266	78,200
LendingTree, Inc. (x)*	394	67,847
Malvern Bancorp, Inc. (x)*	386	9,245
Meridian Bancorp, Inc.	3,123	52,779
Meta Financial Group, Inc.	553	49,217
MGIC Investment Corp.*	22,934	256,861
Nationstar Mortgage Holdings, Inc.*	1,822	32,596
NMI Holdings, Inc., Class A*	3,525	40,361
Northfield Bancorp, Inc.	2,781	47,694
Northwest Bancshares, Inc.	5,912	92,286
OceanFirst Financial Corp.	1,951	52,911
Ocwen Financial Corp. (x)*	6,341	17,057
Oritani Financial Corp.	2,495	42,540
PCSB Financial Corp.*	1,124	19,175
PennyMac Financial Services, Inc., Class A*‡	1,023	17,084
PHH Corp.*	3,356	46,212
Provident Bancorp, Inc.*	253	5,693
Provident Financial Holdings, Inc.	382	7,354
Provident Financial Services, Inc.	3,919	99,464
Prudential Bancorp, Inc.	482	8,753
Radian Group, Inc.	13,576	221,968
Riverview Bancorp, Inc. (x)	1,161	7,709
SI Financial Group, Inc.	638	10,272
Southern Missouri Bancorp, Inc.	353	11,388
Territorial Bancorp, Inc.	576	17,965
Timberland Bancorp, Inc. (x)	374	9,451
TrustCo Bank Corp.	90,007	697,554
United Community Financial Corp.	3,132	26,027
United Financial Bancorp, Inc.	3,162	52,774
Walker & Dunlop, Inc.*	1,713	83,646
Washington Federal, Inc.	5,536	183,795
Waterstone Financial, Inc.	1,571	29,613
Western New England Bancorp, Inc.	1,685	17,103
WSFS Financial Corp.	1,861	84,396

		3,412,258

Total Financials		53,123,318

Health Care (9.2%)
Biotechnology (2.2%)
Abeona Therapeutics, Inc. (x)*	1,490	9,536
Acceleron Pharma, Inc.*	1,981	60,203
Achaogen, Inc. (x)*	1,794	38,984
Achillion Pharmaceuticals, Inc.*	7,468	34,278
Acorda Therapeutics, Inc.*	2,673	52,658
Adamas Pharmaceuticals, Inc. (x)*	1,060	18,539
Aduro Biotech, Inc. (x)*	2,520	28,728
Advaxis, Inc. (x)*	2,460	15,965
Agenus, Inc.*	4,894	19,136
Aimmune Therapeutics, Inc. (x)*	2,173	44,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Akebia Therapeutics, Inc.*	2,280	$32,764
Alder Biopharmaceuticals, Inc.*	2,987	34,201
AMAG Pharmaceuticals, Inc.*	2,224	40,922
Amicus Therapeutics, Inc. (x)*	8,988	90,509
AnaptysBio, Inc.*	263	6,294
Anavex Life Sciences Corp. (x)*	2,089	11,113
Ardelyx, Inc.*	2,019	10,297
Arena Pharmaceuticals, Inc.*	1,981	33,419
Array BioPharma, Inc.*	10,597	88,697
Asterias Biotherapeutics, Inc. (x)*	1,438	5,105
Atara Biotherapeutics, Inc. (x)*	1,472	20,608
Athersys, Inc. (x)*	4,700	7,097
Audentes Therapeutics, Inc. (x)*	939	17,963
Avexis, Inc. (x)*	1,524	125,212
Axovant Sciences Ltd.*	1,846	42,809
Bellicum Pharmaceuticals, Inc. (x)*	1,682	19,646
BioCryst Pharmaceuticals, Inc. (x)*	4,885	27,161
Biohaven Pharmaceutical Holding Co. Ltd.*	624	15,600
BioSpecifics Technologies Corp.*	308	15,249
BioTime, Inc. (x)*	4,411	13,895
Bluebird Bio, Inc.*	2,784	292,458
Blueprint Medicines Corp.*	2,401	121,659
Calithera Biosciences, Inc. (x)*	1,888	28,037
Cara Therapeutics, Inc. (x)*	1,661	25,563
Cascadian Therapeutics, Inc. (x)*	2,092	7,772
Catalyst Pharmaceuticals, Inc. (x)*	4,397	12,136
Celldex Therapeutics, Inc. (x)*	6,457	15,949
ChemoCentryx, Inc.*	1,355	12,683
Chimerix, Inc.*	3,003	16,366
Clovis Oncology, Inc.*	2,688	251,676
Coherus Biosciences, Inc.*	2,371	34,024
Conatus Pharmaceuticals, Inc. (x)*	1,597	9,199
Concert Pharmaceuticals, Inc. (x)*	993	13,852
Corbus Pharmaceuticals Holdings, Inc. (x)*	2,736	17,237
Corvus Pharmaceuticals, Inc. (x)*	515	6,232
Curis, Inc.*	6,923	13,084
Cytokinetics, Inc.*	2,565	31,037
CytomX Therapeutics, Inc.*	1,788	27,714
Dynavax Technologies Corp.*	3,052	29,452
Eagle Pharmaceuticals, Inc.*	534	42,127
Edge Therapeutics, Inc. (x)*	1,000	10,260
Editas Medicine, Inc. (x)*	2,098	35,204
Emergent BioSolutions, Inc.*	2,077	70,431
Enanta Pharmaceuticals, Inc.*	961	34,577
Epizyme, Inc.*	2,402	36,270
Esperion Therapeutics, Inc.*	845	39,107
Exact Sciences Corp.*	6,723	237,792
Fate Therapeutics, Inc. (x)*	2,320	7,517
FibroGen, Inc.*	3,671	118,573
Five Prime Therapeutics, Inc.*	1,725	51,940
Flexion Therapeutics, Inc. (x)*	1,637	33,100
Fortress Biotech, Inc. (x)*	2,082	9,890
Foundation Medicine, Inc. (x)*	845	33,589
Genocea Biosciences, Inc.*	1,752	9,145

Genomic Health, Inc.*	1,152	$37,498
Geron Corp. (x)*	9,172	25,406
Global Blood Therapeutics, Inc. (x)*	2,285	62,495
Halozyme Therapeutics, Inc. (x)*	6,936	88,920
Heron Therapeutics, Inc. (x)*	2,819	39,043
Idera Pharmaceuticals, Inc.*	6,803	11,701
Ignyta, Inc.*	3,081	31,888
Immune Design Corp.*	794	7,742
ImmunoGen, Inc. (x)*	5,644	40,129
Immunomedics, Inc. (x)*	6,072	53,616
Inovio Pharmaceuticals, Inc. (x)*	4,386	34,386
Insmed, Inc.*	3,993	68,520
Insys Therapeutics, Inc. (x)*	1,581	20,000
Intellia Therapeutics, Inc. (x)*	879	14,064
Invitae Corp. (x)*	2,405	22,992
Iovance Biotherapeutics, Inc.*	3,268	24,020
Ironwood Pharmaceuticals, Inc. (x)*	8,260	155,948
Jounce Therapeutics, Inc.*	337	4,728
Karyopharm Therapeutics, Inc.*	2,081	18,833
Keryx Biopharmaceuticals, Inc. (x)*	5,046	36,483
Kindred Biosciences, Inc.*	1,274	10,956
Kite Pharma, Inc. (x)*	3,025	313,601
Kura Oncology, Inc.*	856	7,961
La Jolla Pharmaceutical Co. (x)*	1,081	32,181
Lexicon Pharmaceuticals, Inc. (x)*	2,691	44,267
Ligand Pharmaceuticals, Inc. (x)*	1,269	154,057
Loxo Oncology, Inc.*	1,236	99,115
MacroGenics, Inc.*	2,027	35,493
Madrigal Pharmaceuticals, Inc. (x)*	230	3,740
Matinas BioPharma Holdings, Inc.*	3,264	5,516
MediciNova, Inc. (x)*	1,842	9,689
Merrimack Pharmaceuticals, Inc. (x)	7,765	9,629
MiMedx Group, Inc. (x)*	6,560	98,203
Minerva Neurosciences, Inc.*	1,549	13,709
Miragen Therapeutics, Inc.*	725	9,374
Momenta Pharmaceuticals, Inc.*	4,537	76,675
Myriad Genetics, Inc. (x)*	3,980	102,843
NantKwest, Inc. (x)*	1,887	14,322
Natera, Inc.*	1,936	21,025
NewLink Genetics Corp. (x)*	1,371	10,077
Novavax, Inc. (x)*	17,216	19,798
Novelion Therapeutics, Inc.*	911	8,409
Nymox Pharmaceutical Corp.*	1,732	7,621
Organovo Holdings, Inc. (x)*	6,115	16,082
Otonomy, Inc.*	1,740	32,799
Ovid therapeutics, Inc.*	316	3,315
PDL BioPharma, Inc.*	10,446	25,802
Pieris Pharmaceuticals, Inc. (x)*	2,113	10,692
Portola Pharmaceuticals, Inc.*	3,121	175,306
Progenics Pharmaceuticals, Inc.*	4,525	30,725
Protagonist Therapeutics, Inc.*	481	5,440
Prothena Corp. plc (x)*	2,373	128,427
PTC Therapeutics, Inc. (x)*	2,200	40,326
Puma Biotechnology, Inc. (x)*	1,771	154,784
Ra Pharmaceuticals, Inc.*	725	13,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Radius Health, Inc. (x)*	2,303	$104,165
Recro Pharma, Inc. (x)*	830	5,835
REGENXBIO, Inc.*	1,699	33,555
Repligen Corp.*	2,147	88,972
Retrophin, Inc.*	2,306	44,713
Rigel Pharmaceuticals, Inc.*	6,978	19,050
Sage Therapeutics, Inc.*	2,137	170,190
Sangamo Therapeutics, Inc.*	4,502	39,618
Sarepta Therapeutics, Inc.*	3,175	107,029
Selecta Biosciences, Inc.*	720	14,299
Seres Therapeutics, Inc. (x)*	1,130	12,769
Spark Therapeutics, Inc.*	1,438	85,906
Spectrum Pharmaceuticals, Inc.*	4,824	35,939
Stemline Therapeutics, Inc.*	1,125	10,350
Strongbridge Biopharma plc (x)*	1,328	9,495
Syndax Pharmaceuticals, Inc. (x)*	542	7,572
Synergy Pharmaceuticals, Inc. (x)*	14,039	62,474
Syros Pharmaceuticals, Inc.*	769	12,373
TG Therapeutics, Inc. (x)*	3,000	30,150
Tocagen, Inc. (x)*	520	6,256
Trevena, Inc.*	2,820	6,486
Ultragenyx Pharmaceutical, Inc.*	2,448	152,045
Vanda Pharmaceuticals, Inc.*	2,718	44,303
VBI Vaccines, Inc. (x)*	1,298	5,646
Veracyte, Inc. (x)*	1,447	12,054
Versartis, Inc.*	1,887	32,928
Voyager Therapeutics, Inc.*	727	6,514
vTv Therapeutics, Inc., Class A*	331	1,645
XBiotech, Inc. (x)*	1,101	5,175
Xencor, Inc.*	2,349	49,587
ZIOPHARM Oncology, Inc. (x)*	7,727	48,062

		6,526,030

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.	1,411	74,811
Accuray, Inc.*	5,175	24,581
Analogic Corp.	780	56,667
AngioDynamics, Inc.*	2,247	36,424
Anika Therapeutics, Inc.*	881	43,469
Antares Pharma, Inc. (x)*	8,833	28,442
AtriCure, Inc.*	1,859	45,081
Atrion Corp.	88	56,610
AxoGen, Inc.*	1,679	28,123
Cantel Medical Corp.	2,226	173,428
Cardiovascular Systems, Inc.*	2,056	66,265
Cerus Corp. (x)*	6,200	15,562
ConforMIS, Inc.*	2,242	9,618
CONMED Corp.	1,734	88,330
Corindus Vascular Robotics, Inc. (x)*	5,175	9,626
CryoLife, Inc.*	1,982	39,541
Cutera, Inc.*	810	20,979
Endologix, Inc. (x)*	5,166	25,107
Entellus Medical, Inc. (x)*	753	12,470
Exactech, Inc.*	656	19,549
FONAR Corp.*	372	10,323
GenMark Diagnostics, Inc.*	2,667	31,551
Glaukos Corp.*	1,776	73,651
Globus Medical, Inc., Class A*	4,371	144,899
Haemonetics Corp.*	3,241	127,987
Halyard Health, Inc.*	2,960	116,269
Hill-Rom Holdings, Inc.	38,800	3,088,867

ICU Medical, Inc.*	917	$158,183
Inogen, Inc.*	1,043	99,523
Insulet Corp.*	3,598	184,613
Integer Holdings Corp.*	1,950	84,338
Integra LifeSciences Holdings Corp.*	3,809	207,629
Invacare Corp.	2,151	28,393
iRhythm Technologies, Inc.*	856	36,371
K2M Group Holdings, Inc.*	2,499	60,876
Lantheus Holdings, Inc.*	1,604	28,311
LeMaitre Vascular, Inc.	824	25,725
LivaNova plc*	3,002	183,752
Masimo Corp.*	2,773	252,842
Meridian Bioscience, Inc.	2,641	41,596
Merit Medical Systems, Inc.*	3,004	114,603
Natus Medical, Inc.*	2,008	74,898
Neogen Corp.*	2,295	158,607
Nevro Corp.*	1,719	127,945
Novocure Ltd. (x)*	3,571	61,778
NuVasive, Inc.*	3,140	241,529
NxStage Medical, Inc.*	3,969	99,503
Obalon Therapeutics, Inc. (x)*	521	5,163
OraSure Technologies, Inc.*	3,559	61,428
Orthofix International NV*	1,097	50,989
Oxford Immunotec Global plc*	1,420	23,884
Penumbra, Inc.*	1,814	159,179
Pulse Biosciences, Inc. (x)*	561	19,371
Quidel Corp.*	1,699	46,111
Quotient Ltd.*	1,648	12,129
Rockwell Medical, Inc. (x)*	2,985	23,671
RTI Surgical, Inc.*	3,557	20,808
Sientra, Inc. (x)*	866	8,418
Spectranetics Corp. (The)*	2,723	104,563
STAAR Surgical Co.*	2,458	26,546
STERIS plc	34,000	2,770,999
Surmodics, Inc.*	845	23,787
Tactile Systems Technology, Inc.*	565	16,148
Utah Medical Products, Inc.	248	17,955
Varex Imaging Corp.*	2,327	78,653
ViewRay, Inc. (x)*	1,806	11,685
Viveve Medical, Inc.*	929	6,670
Wright Medical Group NV*	6,575	180,747

		10,408,149

Health Care Providers & Services (0.9%)
AAC Holdings, Inc. (x)*	563	3,902
Aceto Corp.	1,880	29,046
Addus HomeCare Corp.*	443	16,480
Almost Family, Inc.*	787	48,519
Amedisys, Inc.*	1,774	111,425
American Renal Associates Holdings, Inc.*	559	10,369
AMN Healthcare Services, Inc.*	2,927	114,299
BioScrip, Inc. (x)*	7,215	19,589
BioTelemetry, Inc.*	1,729	57,835
Capital Senior Living Corp.*	1,548	23,545
Chemed Corp.	973	199,007
Civitas Solutions, Inc.*	963	16,853
Community Health Systems, Inc.*	5,929	59,053
CorVel Corp.*	629	29,846
Cross Country Healthcare, Inc.*	2,082	26,879
Diplomat Pharmacy, Inc.*	2,923	43,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ensign Group, Inc. (The)	3,066	$66,747
Genesis Healthcare, Inc.*	2,594	4,514
HealthEquity, Inc.*	3,080	153,476
HealthSouth Corp.	5,540	268,135
Kindred Healthcare, Inc.	5,353	62,362
Landauer, Inc.	566	29,602
LHC Group, Inc.*	957	64,971
Magellan Health, Inc.*	1,454	105,997
Molina Healthcare, Inc.*	2,700	186,785
National HealthCare Corp.	713	50,010
National Research Corp., Class A	608	16,355
Owens & Minor, Inc.	3,784	121,807
PharMerica Corp.*	1,908	50,085
Providence Service Corp. (The)*	666	33,706
R1 RCM, Inc. (x)*	6,288	23,580
RadNet, Inc.*	2,436	18,879
Select Medical Holdings Corp. (x)*	6,811	104,549
Surgery Partners, Inc.*	1,188	27,027
Teladoc, Inc. (x)*	3,330	115,551
Tenet Healthcare Corp. (x)*	5,058	97,822
Tivity Health, Inc.*	2,254	89,822
Triple-S Management Corp., Class B*	1,479	25,010
US Physical Therapy, Inc.	744	44,938

		2,571,637

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	11,239	143,410
Castlight Health, Inc., Class B (x)*	3,979	16,513
Computer Programs & Systems, Inc.	731	23,977
Cotiviti Holdings, Inc.*	1,658	61,578
Evolent Health, Inc., Class A*	2,412	61,144
HealthStream, Inc.*	1,646	43,323
HMS Holdings Corp.*	5,181	95,849
Inovalon Holdings, Inc., Class A (x)*	3,878	50,996
Medidata Solutions, Inc.*	3,486	272,604
NantHealth, Inc. (x)*	1,099	4,649
Omnicell, Inc.*	2,268	97,751
Quality Systems, Inc.*	3,107	53,471
Simulations Plus, Inc. (x)	652	8,052
Tabula Rasa HealthCare, Inc.*	577	8,684
Vocera Communications, Inc.*	1,648	43,540

		985,541

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc. (x)*	1,605	43,897
Albany Molecular Research, Inc.*	1,628	35,328
Cambrex Corp.*	2,041	121,950
Enzo Biochem, Inc.*	2,476	27,335
Fluidigm Corp.*	1,806	7,296
Gerresheimer AG	38,800	3,121,134
INC Research Holdings, Inc., Class A*	3,378	197,613
Luminex Corp.	2,517	53,159
Medpace Holdings, Inc.*	516	14,964
NanoString Technologies, Inc.*	1,092	18,062
NeoGenomics, Inc. (x)*	3,432	30,751

Pacific Biosciences of California, Inc. (x)*	4,847	$17,255
PAREXEL International Corp.*	3,118	270,985
PRA Health Sciences, Inc.*	2,395	179,649

		4,139,378

Pharmaceuticals (0.8%)
Aclaris Therapeutics, Inc.*	1,248	33,846
Aerie Pharmaceuticals, Inc.*	1,876	98,584
Amphastar Pharmaceuticals, Inc.*	2,266	40,471
ANI Pharmaceuticals, Inc.*	505	23,634
Aratana Therapeutics, Inc.*	2,512	18,162
Assembly Biosciences, Inc.*	855	17,656
Catalent, Inc.*	7,785	273,253
Cempra, Inc.*	2,803	12,894
Clearside Biomedical, Inc. (x)*	1,280	11,661
Collegium Pharmaceutical, Inc. (x)*	1,407	17,602
Corcept Therapeutics, Inc.*	5,622	66,340
Corium International, Inc. (x)*	1,217	9,079
Depomed, Inc.*	3,564	38,277
Dermira, Inc.*	2,361	68,800
Durect Corp. (x)*	8,128	12,680
Heska Corp.*	389	39,705
Horizon Pharma plc*	10,297	122,224
Impax Laboratories, Inc.*	4,679	75,332
Innoviva, Inc.*	4,712	60,314
Intersect ENT, Inc.*	1,618	45,223
Intra-Cellular Therapies, Inc.*	2,191	27,212
Lannett Co., Inc. (x)*	1,773	36,169
Medicines Co. (The) (x)*	4,273	162,416
MyoKardia, Inc.*	1,063	13,925
Nektar Therapeutics*	9,010	176,145
Neos Therapeutics, Inc. (x)*	849	6,198
Ocular Therapeutix, Inc. (x)*	1,406	13,034
Omeros Corp. (x)*	2,464	49,046
Pacira Pharmaceuticals, Inc.*	2,435	116,150
Paratek Pharmaceuticals, Inc. (x)*	1,383	33,330
Phibro Animal Health Corp., Class A	1,192	44,164
Prestige Brands Holdings, Inc.*	3,342	176,490
Reata Pharmaceuticals, Inc., Class A*	519	16,421
Revance Therapeutics, Inc. (x)*	1,383	36,511
SciClone Pharmaceuticals, Inc.*	3,190	35,090
Sucampo Pharmaceuticals, Inc., Class A*	1,337	14,039
Supernus Pharmaceuticals, Inc.*	2,995	129,084
Teligent, Inc. (x)*	2,726	24,943
Tetraphase Pharmaceuticals, Inc.*	2,332	16,627
TherapeuticsMD, Inc. (x)*	9,591	50,545
Theravance Biopharma, Inc. (x)*	2,579	102,747
WaVe Life Sciences Ltd. (x)*	734	13,652
Zogenix, Inc. (x)*	1,339	19,416
Zynerba Pharmaceuticals, Inc. (x)*	711	12,066

		2,411,157

Total Health Care		27,041,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (19.2%)
Aerospace & Defense (2.9%)
AAR Corp.	124,786	$4,337,560
Aerojet Rocketdyne Holdings, Inc.*	4,283	89,086
Aerovironment, Inc.*	1,269	48,476
Astronics Corp.*	1,235	37,630
Axon Enterprise, Inc. (x)*	3,308	83,163
Cubic Corp.	27,314	1,264,638
Curtiss-Wright Corp.	2,729	250,468
DigitalGlobe, Inc.*	3,830	127,539
Ducommun, Inc.*	691	21,822
Engility Holdings, Inc.*	1,143	32,461
Esterline Technologies Corp.*	17,920	1,698,816
KeyW Holding Corp. (The) (x)*	2,970	27,770
KLX, Inc.*	3,202	160,100
Kratos Defense & Security Solutions, Inc.*	4,423	52,501
Mercury Systems, Inc.*	2,844	119,704
Moog, Inc., Class A*	2,000	143,440
National Presto Industries, Inc.	310	34,255
Sparton Corp.*	589	12,952
Triumph Group, Inc.	3,037	95,969
Vectrus, Inc.*	674	21,784

		8,660,134

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,211	69,936
Atlas Air Worldwide Holdings, Inc.*	1,436	74,887
Echo Global Logistics, Inc.*	1,747	34,765
Forward Air Corp.	1,897	101,071
Hub Group, Inc., Class A*	2,011	77,122
Park-Ohio Holdings Corp.	565	21,527
Radiant Logistics, Inc.*	2,170	11,675

		390,983

Airlines (0.8%)
Allegiant Travel Co.	806	109,294
Hawaiian Holdings, Inc.*	3,326	156,156
SkyWest, Inc.	3,108	109,091
Spirit Airlines, Inc.*	40,300	2,081,494

		2,456,035

Building Products (3.2%)
AAON, Inc.	2,554	94,115
Advanced Drainage Systems, Inc.	2,231	44,843
American Woodmark Corp.*	891	85,135
Apogee Enterprises, Inc.	1,776	100,948
Armstrong Flooring, Inc.*	29,818	535,829
Builders FirstSource, Inc.*	5,987	91,721
Caesarstone Ltd.*	1,401	49,105
Continental Building Products, Inc.*	2,449	57,062
CSW Industrials, Inc.*	911	35,210
Gibraltar Industries, Inc.*	43,471	1,549,741
Griffon Corp.	31,911	700,446
Insteel Industries, Inc.	22,322	735,956
JELD-WEN Holding, Inc.*	1,442	46,807
Masonite International Corp.*	1,843	139,147
NCI Building Systems, Inc.*	2,474	41,316

Patrick Industries, Inc.*	1,002	$72,996
PGT Innovations, Inc.*	3,160	40,448
Ply Gem Holdings, Inc.*	1,385	24,861
Quanex Building Products Corp.	2,186	46,234
Simpson Manufacturing Co., Inc.	75,693	3,308,542
Trex Co., Inc.*	1,865	126,186
Universal Forest Products, Inc.	17,671	1,542,855

		9,469,503

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	3,484	144,656
ACCO Brands Corp.*	6,770	78,871
Advanced Disposal Services, Inc.*	1,541	35,027
Aqua Metals, Inc. (x)*	1,026	12,876
ARC Document Solutions, Inc.*	2,500	10,400
Brady Corp., Class A	2,879	97,598
Brink’s Co. (The)	2,821	189,007
Casella Waste Systems, Inc., Class A*	2,409	39,532
CECO Environmental Corp.	1,795	16,478
Covanta Holding Corp.	7,325	96,690
Deluxe Corp.	3,029	209,667
Ennis, Inc.	1,686	32,203
Essendant, Inc.	2,315	34,331
Healthcare Services Group, Inc.	4,403	206,192
Heritage-Crystal Clean, Inc.*	896	14,246
Herman Miller, Inc.	3,775	114,760
HNI Corp.	2,737	109,124
Hudson Technologies, Inc.*	2,252	19,029
InnerWorkings, Inc.*	2,898	33,617
Interface, Inc.	3,844	75,535
Kimball International, Inc., Class B	2,202	36,751
Knoll, Inc.	3,005	60,250
LSC Communications, Inc.	2,101	44,961
Matthews International Corp., Class A	1,945	119,131
McGrath RentCorp	49,741	1,722,532
Mobile Mini, Inc.	2,726	81,371
MSA Safety, Inc.	13,260	1,076,315
Multi-Color Corp.	873	71,237
NL Industries, Inc.*	460	3,243
Quad/Graphics, Inc.	2,006	45,978
RR Donnelley & Sons Co.	5,029	63,064
SP Plus Corp.*	1,086	33,177
Steelcase, Inc., Class A	5,481	76,734
Team, Inc.*	1,843	43,218
Tetra Tech, Inc.	3,530	161,498
UniFirst Corp.	946	133,102
US Ecology, Inc.	1,376	69,488
Viad Corp.	1,299	61,378
VSE Corp.	544	24,469
West Corp.	2,801	65,319

		5,563,055

Construction & Engineering (1.6%)
Aegion Corp.*	2,051	44,876
Ameresco, Inc., Class A*	1,393	10,726
Argan, Inc.	2,891	173,460
Chicago Bridge & Iron Co. NV (x)	6,253	123,372
Comfort Systems USA, Inc.	2,277	84,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Dycom Industries, Inc.*	1,892	$169,372
EMCOR Group, Inc.	31,042	2,029,525
Granite Construction, Inc.	28,457	1,372,766
Great Lakes Dredge & Dock Corp.*	3,766	16,194
HC2 Holdings, Inc.*	2,032	11,948
IES Holdings, Inc.*	494	8,966
KBR, Inc. (x)	8,923	135,808
Layne Christensen Co.*	1,105	9,713
MasTec, Inc.*	4,121	186,063
MYR Group, Inc.*	935	29,004
Northwest Pipe Co.*	566	9,203
NV5 Global, Inc.*	475	20,188
Orion Group Holdings, Inc.*	1,821	13,603
Primoris Services Corp.	2,429	60,579
Sterling Construction Co., Inc.*	1,564	20,441
Tutor Perini Corp.*	2,414	69,403

		4,599,687

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	442	12,031
Atkore International Group, Inc.*	2,030	45,777
AZZ, Inc.	1,655	92,349
Babcock & Wilcox Enterprises, Inc.*	2,910	34,222
Encore Wire Corp.	3,362	143,557
Energous Corp. (x)*	1,175	19,106
EnerSys	17,937	1,299,535
Generac Holdings, Inc.*	3,752	135,560
General Cable Corp.	2,963	48,445
LSI Industries, Inc.	1,357	12,281
Plug Power, Inc. (x)*	13,875	28,305
Powell Industries, Inc.	566	18,106
Preformed Line Products Co.	184	8,541
Regal Beloit Corp.	7,255	591,644
Revolution Lighting Technologies, Inc. (x)*	728	4,798
Sunrun, Inc. (x)*	5,274	37,551
Thermon Group Holdings, Inc.*	1,945	37,286
TPI Composites, Inc.*	660	12,197
Vicor Corp.*	1,125	20,138
Vivint Solar, Inc. (x)*	1,424	8,330

		2,609,759

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	13,400	1,278,360
Raven Industries, Inc.	2,278	75,857

		1,354,217

Machinery (5.0%)
Actuant Corp., Class A	3,778	92,939
Alamo Group, Inc.	585	53,124
Albany International Corp., Class A	1,822	97,295
Altra Industrial Motion Corp.	1,770	70,446
American Railcar Industries, Inc. (x)	469	17,963
Astec Industries, Inc.	22,740	1,262,296
Barnes Group, Inc.	3,144	184,018
Blue Bird Corp.*	335	5,695
Briggs & Stratton Corp.	2,598	62,612
Chart Industries, Inc.*	1,945	67,550

CIRCOR International, Inc.	1,061	$63,002
Columbus McKinnon Corp.	1,286	32,690
Commercial Vehicle Group, Inc.*	1,537	12,988
DMC Global, Inc.	836	10,952
Douglas Dynamics, Inc.	1,448	47,639
Eastern Co. (The)	334	10,037
Energy Recovery, Inc. (x)*	2,192	18,172
EnPro Industries, Inc.	1,312	93,637
ESCO Technologies, Inc.	1,594	95,082
ExOne Co. (The) (x)*	759	8,691
Federal Signal Corp.	49,102	852,411
Franklin Electric Co., Inc.	9,414	389,740
FreightCar America, Inc.	850	14,782
Gencor Industries, Inc.*	453	7,339
Global Brass & Copper Holdings, Inc.	1,292	39,471
Gorman-Rupp Co. (The)	1,132	28,832
Graham Corp.	701	13,782
Greenbrier Cos., Inc. (The) (x)	1,731	80,059
Hardinge, Inc.	692	8,595
Harsco Corp.*	5,091	81,965
Hillenbrand, Inc.	12,003	433,308
Hurco Cos., Inc.	436	15,151
Hyster-Yale Materials Handling, Inc.	621	43,625
John Bean Technologies Corp.	1,945	190,610
Kadant, Inc.	672	50,534
Kennametal, Inc.	48,674	1,821,380
LB Foster Co., Class A	502	10,768
Lindsay Corp. (x)	6,749	602,348
Lydall, Inc.*	1,045	54,027
Manitowoc Co., Inc. (The) (x)*	115,579	694,630
Meritor, Inc.*	5,139	85,359
Milacron Holdings Corp.*	2,784	48,971
Miller Industries, Inc.	699	17,370
Mueller Industries, Inc.	49,660	1,512,146
Mueller Water Products, Inc., Class A	237,255	2,771,137
Navistar International Corp.*	3,056	80,159
NN, Inc.	1,574	43,206
Omega Flex, Inc.	203	13,073
Proto Labs, Inc.*	1,578	106,121
RBC Bearings, Inc.*	1,431	145,619
REV Group, Inc.	782	21,646
Rexnord Corp.*	6,450	149,963
Spartan Motors, Inc.	2,032	17,983
SPX Corp.*	2,554	64,259
SPX FLOW, Inc.*	2,562	94,487
Standex International Corp.	802	72,741
Sun Hydraulics Corp.	1,472	62,810
Supreme Industries, Inc., Class A	811	13,341
Tennant Co.	1,060	78,228
Titan International, Inc.	98,064	1,177,748
TriMas Corp.*	2,862	59,673
Twin Disc, Inc.*	507	8,183
Wabash National Corp. (x)	3,654	80,315
Watts Water Technologies, Inc., Class A	6,043	381,918
Woodward, Inc.	3,287	222,135

		15,068,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Marine (0.1%)
Costamare, Inc.	2,321	$16,967
Eagle Bulk Shipping, Inc.*	2,339	11,063
Genco Shipping & Trading Ltd.*	450	4,262
Matson, Inc.	2,653	79,696
Navios Maritime Holdings, Inc.*	5,438	7,450
Safe Bulkers, Inc.*	2,881	6,597
Scorpio Bulkers, Inc.*	3,470	24,637

		150,672

Professional Services (0.7%)
Acacia Research Corp.*	3,153	12,927
Advisory Board Co. (The)*	2,518	129,677
Barrett Business Services, Inc.	416	23,833
BG Staffing, Inc. (x)	446	7,751
CBIZ, Inc.*	3,021	45,315
Cogint, Inc. (x)*	928	4,686
CRA International, Inc.	592	21,501
Exponent, Inc.	1,614	94,096
Franklin Covey Co.*	513	9,901
FTI Consulting, Inc.*	2,655	92,819
GP Strategies Corp.*	835	22,044
Heidrick & Struggles International, Inc.	1,203	26,165
Hill International, Inc.*	2,639	13,723
Huron Consulting Group, Inc.*	11,457	494,943
ICF International, Inc.*	1,144	53,882
Insperity, Inc.	1,133	80,443
Kelly Services, Inc., Class A	1,881	42,228
Kforce, Inc.	1,457	28,557
Korn/Ferry International	3,169	109,426
Mistras Group, Inc.*	1,103	24,233
Navigant Consulting, Inc.*	3,017	59,616
On Assignment, Inc.*	3,143	170,194
Pendrell Corp.*	698	5,047
Resources Connection, Inc.	1,822	24,961
RPX Corp.*	2,856	39,841
TriNet Group, Inc.*	2,559	83,782
TrueBlue, Inc.*	2,681	71,047
WageWorks, Inc.*	2,306	154,963
Willdan Group, Inc. (x)*	471	14,389

		1,961,990

Road & Rail (1.0%)
ArcBest Corp.	1,558	32,095
Avis Budget Group, Inc.*	4,645	126,669
Covenant Transportation Group, Inc., Class A*	672	11,780
Daseke, Inc.*	1,239	13,790
Heartland Express, Inc.	2,949	61,398
Hertz Global Holdings, Inc.*	3,418	39,307
Knight Transportation, Inc.	4,524	167,614
Marten Transport Ltd.	1,407	38,552
Roadrunner Transportation Systems, Inc.*	1,793	13,035
Saia, Inc.*	43,629	2,238,167
Schneider National, Inc., Class B	2,008	44,919
Swift Transportation Co. (x)*	4,525	119,913
Universal Logistics Holdings, Inc.	572	8,580
Werner Enterprises, Inc.	2,925	85,849
YRC Worldwide, Inc.*	2,183	24,275

		3,025,943

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	3,064	$66,642
Applied Industrial Technologies, Inc.	2,366	139,712
Beacon Roofing Supply, Inc.*	3,761	184,288
BMC Stock Holdings, Inc.*	4,047	88,427
CAI International, Inc.*	1,076	25,394
DXP Enterprises, Inc.*	903	31,154
EnviroStar, Inc. (x)	207	5,599
Foundation Building Materials, Inc.*	799	10,275
GATX Corp. (x)	2,425	155,855
GMS, Inc.*	1,456	40,914
H&E Equipment Services, Inc.	1,918	39,146
Herc Holdings, Inc.*	1,502	59,059
Huttig Building Products, Inc. (x)*	1,438	10,080
Kaman Corp.	1,696	84,580
Lawson Products, Inc.*	383	8,483
MRC Global, Inc.*	5,534	91,422
Neff Corp., Class A*	512	9,728
Nexeo Solutions, Inc. (x)*	1,597	13,255
NOW, Inc.*	6,812	109,537
Rush Enterprises, Inc., Class A*	1,833	68,151
Rush Enterprises, Inc., Class B*	364	13,253
SiteOne Landscape Supply, Inc.*	2,100	109,326
Textainer Group Holdings Ltd.*	1,680	24,360
Titan Machinery, Inc.*	1,223	21,990
Triton International Ltd.	2,625	87,780
Veritiv Corp.*	712	32,040
Willis Lease Finance Corp.*	267	7,137

		1,537,587

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,541	38,420

Total Industrials		56,886,761

Information Technology (11.2%)
Communications Equipment (1.5%)
Acacia Communications, Inc. (x)*	1,148	47,608
ADTRAN, Inc.	3,037	62,714
Aerohive Networks, Inc.*	1,598	7,990
Applied Optoelectronics, Inc. (x)*	1,143	70,626
CalAmp Corp.*	2,240	45,539
Calix, Inc.*	2,763	18,927
Ciena Corp.*	8,654	216,515
Clearfield, Inc. (x)*	765	10,098
Comtech Telecommunications Corp.	1,585	30,067
Digi International, Inc.*	1,598	16,220
EMCORE Corp.	1,204	12,823
Extreme Networks, Inc.*	6,748	62,217
Finisar Corp.*	6,907	179,444
Harmonic, Inc.*	4,877	25,604
Infinera Corp.*	8,969	95,699
InterDigital, Inc.	2,154	166,504
KVH Industries, Inc.*	1,099	10,441
Lumentum Holdings, Inc.*	3,771	215,136
NETGEAR, Inc.*	1,957	84,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

NetScout Systems, Inc.*	68,540	$2,357,775
Oclaro, Inc. (x)*	10,271	95,931
Plantronics, Inc.	2,116	110,688
Quantenna Communications, Inc. (x)*	1,310	24,890
ShoreTel, Inc.*	4,291	24,888
Sonus Networks, Inc.*	3,091	22,997
Ubiquiti Networks, Inc. (x)*	1,431	74,369
ViaSat, Inc. (x)*	3,294	218,062
Viavi Solutions, Inc.*	14,172	149,231

		4,457,350

Electronic Equipment, Instruments & Components (2.4%)
Akoustis Technologies, Inc. (x)*	515	4,501
Anixter International, Inc.*	1,815	141,933
AVX Corp.	2,987	48,808
Badger Meter, Inc.	1,796	71,571
Bel Fuse, Inc., Class B	595	14,697
Belden, Inc.	2,638	198,984
Benchmark Electronics, Inc.*	3,086	99,678
Control4 Corp.*	1,460	28,631
CTS Corp.	1,940	41,904
Daktronics, Inc.	2,484	23,921
Electro Scientific Industries, Inc.*	1,652	13,612
ePlus, Inc.*	808	59,873
Fabrinet*	2,204	94,023
FARO Technologies, Inc.*	1,043	39,425
Fitbit, Inc., Class A (x)*	10,897	57,863
II-VI, Inc.*	3,679	126,190
Insight Enterprises, Inc.*	2,196	87,818
Iteris, Inc.*	1,412	8,783
Itron, Inc.*	2,138	144,850
KEMET Corp.*	2,823	36,134
Kimball Electronics, Inc.*	1,636	29,530
Knowles Corp. (x)*	5,629	95,243
Littelfuse, Inc.	1,393	229,845
Maxwell Technologies, Inc.*	1,926	11,537
Mesa Laboratories, Inc.	191	27,372
Methode Electronics, Inc.	2,251	92,741
MicroVision, Inc. (x)*	4,218	8,942
MTS Systems Corp.	1,041	53,924
Napco Security Technologies, Inc.*	709	6,665
Novanta, Inc.*	2,036	73,296
OSI Systems, Inc.*	1,076	80,861
Park Electrochemical Corp.	1,294	23,835
PC Connection, Inc.	711	19,240
PCM, Inc. (x)*	611	11,456
Plexus Corp.*	9,203	483,802
Radisys Corp.*	2,248	8,452
Rogers Corp.*	12,041	1,307,892
Sanmina Corp.*	4,616	175,870
ScanSource, Inc.*	1,607	64,762
SYNNEX Corp.	1,777	213,169
Systemax, Inc.	797	14,984
Tech Data Corp.*	2,168	218,968
TTM Technologies, Inc.*	5,712	99,160
VeriFone Systems, Inc.*	6,921	125,270
Vishay Intertechnology, Inc.	8,343	138,494
Vishay Precision Group, Inc.*	632	10,934
Zebra Technologies Corp., Class A*	20,200	2,030,503

		6,999,946

Internet Software & Services (1.2%)
2U, Inc.*	2,708	$127,059
Alarm.com Holdings, Inc.*	1,252	47,113
Alteryx, Inc., Class A*	563	10,990
Amber Road, Inc.*	1,207	10,344
Angie’s List, Inc.*	2,503	32,013
Appfolio, Inc., Class A*	475	15,485
Apptio, Inc., Class A*	1,115	19,345
Bankrate, Inc.*	3,063	39,360
Bazaarvoice, Inc.*	5,178	25,631
Benefitfocus, Inc. (x)*	985	35,805
Blucora, Inc.*	2,489	52,767
Box, Inc., Class A*	4,871	88,847
Brightcove, Inc.*	1,651	10,236
Carbonite, Inc.*	1,548	33,746
Care.com, Inc.*	838	12,654
Cars.com, Inc.*	4,667	124,282
ChannelAdvisor Corp.*	1,378	15,916
Cimpress NV*	1,535	145,104
Cloudera, Inc.*	901	14,434
CommerceHub, Inc., Series A*	858	14,946
CommerceHub, Inc., Series C*	1,785	31,130
Cornerstone OnDemand, Inc.*	3,231	115,508
Coupa Software, Inc.*	1,844	53,439
DHI Group, Inc.*	3,162	9,012
Endurance International Group Holdings, Inc. (x)*	3,832	31,997
Envestnet, Inc.*	2,645	104,742
Five9, Inc.*	3,217	69,230
Global Sources Ltd.*	501	10,020
Gogo, Inc. (x)*	3,483	40,159
GrubHub, Inc. (x)*	5,325	232,170
GTT Communications, Inc.*	1,912	60,515
Hortonworks, Inc.*	2,962	38,151
Instructure, Inc.*	1,315	38,793
Internap Corp.*	4,954	18,181
j2 Global, Inc.	2,874	244,548
Leaf Group Ltd.*	704	5,491
Limelight Networks, Inc.*	4,199	12,135
Liquidity Services, Inc.*	1,457	9,252
LivePerson, Inc.*	3,352	36,872
Meet Group, Inc. (The) (x)*	4,184	21,129
MINDBODY, Inc., Class A*	2,278	61,962
MuleSoft, Inc., Class A (x)*	945	23,568
New Relic, Inc.*	1,816	78,106
NIC, Inc.	3,824	72,465
Nutanix, Inc., Class A (x)*	2,171	43,746
Okta, Inc. (x)*	692	15,778
Ominto, Inc. (x)*	786	11,987
Q2 Holdings, Inc.*	1,939	71,646
QuinStreet, Inc.*	2,531	10,554
Quotient Technology, Inc. (x)*	4,558	52,417
Reis, Inc.	600	12,750
Rightside Group Ltd.*	705	7,487
Rocket Fuel, Inc. (x)*	2,206	6,067
Shutterstock, Inc. (x)*	1,175	51,794
SPS Commerce, Inc.*	1,050	66,948
Stamps.com, Inc. (x)*	982	152,087
TechTarget, Inc.*	1,180	12,237
Trade Desk, Inc. (The), Class A*	1,080	54,119
TrueCar, Inc.*	3,869	77,109
Tucows, Inc., Class A (x)*	552	29,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Twilio, Inc., Class A (x)*	3,858	$112,306
Web.com Group, Inc.*	2,374	60,062
WebMD Health Corp.*	2,293	134,484
Xactly Corp.*	1,461	22,865
XO Group, Inc.*	1,528	26,923
Yelp, Inc. (x)*	4,821	144,726
Yext, Inc. (x)*	817	10,891

		3,483,167

IT Services (0.8%)
Acxiom Corp.*	4,958	128,809
Blackhawk Network Holdings, Inc.*	3,413	148,806
CACI International, Inc., Class A*	1,530	191,326
CardConnect Corp. (x)*	988	14,869
Cardtronics plc, Class A*	2,844	93,454
Cass Information Systems, Inc.	687	45,095
Convergys Corp.	5,862	139,398
CSG Systems International, Inc.	2,026	82,215
EPAM Systems, Inc.*	3,043	255,885
Everi Holdings, Inc.*	3,932	28,625
EVERTEC, Inc.	3,949	68,318
ExlService Holdings, Inc.*	2,072	115,162
Forrester Research, Inc.	653	25,565
Hackett Group, Inc. (The)	1,576	24,428
Information Services Group, Inc.*	1,996	8,204
ManTech International Corp., Class A	1,573	65,091
MAXIMUS, Inc.	4,012	251,271
MoneyGram International, Inc.*	1,798	31,016
NCI, Inc., Class A*	377	7,955
NeuStar, Inc., Class A*	1,428	47,624
Perficient, Inc.*	2,256	42,052
Planet Payment, Inc.*	2,713	8,953
Presidio, Inc. (x)*	1,172	16,771
Science Applications International Corp.	2,675	185,698
ServiceSource International, Inc.*	4,666	18,104
StarTek, Inc.*	650	7,956
Sykes Enterprises, Inc.*	2,485	83,322
Syntel, Inc.	2,079	35,260
TeleTech Holdings, Inc.	877	35,782
Travelport Worldwide Ltd.	7,702	105,980
Unisys Corp. (x)*	3,175	40,640
Virtusa Corp.*	1,782	52,391

		2,406,025

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Energy Industries, Inc.*	2,481	160,496
Alpha & Omega Semiconductor Ltd.*	1,123	18,720
Ambarella, Inc. (x)*	2,047	99,382
Amkor Technology, Inc.*	6,117	59,763
Axcelis Technologies, Inc.*	1,740	36,453
AXT, Inc. (x)*	2,287	14,522
Brooks Automation, Inc.	4,301	93,289
Cabot Microelectronics Corp.	1,540	113,698
CEVA, Inc.*	1,341	60,948
Cirrus Logic, Inc.*	3,993	250,441
Cohu, Inc.	81,948	1,289,863

Cree, Inc.*	6,038	$148,837
CyberOptics Corp. (x)*	426	8,797
Diodes, Inc.*	2,334	56,086
DSP Group, Inc.*	1,552	18,003
Entegris, Inc.*	8,880	194,916
FormFactor, Inc.*	4,279	53,060
GSI Technology, Inc. (x)*	858	6,744
Ichor Holdings Ltd.*	728	14,676
Impinj, Inc. (x)*	1,119	54,439
Inphi Corp. (x)*	2,571	88,185
Integrated Device Technology, Inc.*	8,294	213,902
IXYS Corp.*	1,556	25,596
Kopin Corp.*	4,430	16,435
Lattice Semiconductor Corp.*	7,637	50,862
MACOM Technology Solutions Holdings, Inc.*	2,508	139,871
MaxLinear, Inc.*	3,736	104,197
MKS Instruments, Inc.	38,248	2,574,091
Monolithic Power Systems, Inc.	2,466	237,722
Nanometrics, Inc.*	1,529	38,668
NeoPhotonics Corp. (x)*	1,884	14,544
NVE Corp.	303	23,331
PDF Solutions, Inc.*	1,688	27,768
Photronics, Inc.*	113,812	1,069,834
Pixelworks, Inc. (x)*	1,762	8,088
Power Integrations, Inc.	1,769	128,960
Rambus, Inc.*	6,965	79,610
Rudolph Technologies, Inc.*	1,930	44,101
Semtech Corp.*	4,011	143,393
Sigma Designs, Inc.*	2,234	13,069
Silicon Laboratories, Inc.*	2,581	176,411
SunPower Corp. (x)*	3,707	34,623
Synaptics, Inc.*	2,138	110,556
Ultra Clean Holdings, Inc.*	1,946	36,488
Veeco Instruments, Inc.*	2,844	79,205
Versum Materials, Inc.	70,100	2,278,251
Xcerra Corp.*	3,564	34,820
Xperi Corp.	2,999	89,370

		10,635,084

Software (1.5%)
8x8, Inc.*	5,646	82,149
A10 Networks, Inc.*	2,790	23,548
ACI Worldwide, Inc.*	7,213	161,354
Agilysys, Inc.*	989	10,009
American Software, Inc., Class A	1,687	17,359
Aspen Technology, Inc.*	4,643	256,571
Barracuda Networks, Inc.*	1,563	36,043
Blackbaud, Inc.	2,960	253,819
Blackline, Inc.*	678	24,232
Bottomline Technologies de, Inc.*	2,566	65,921
BroadSoft, Inc. (x)*	1,882	81,020
Callidus Software, Inc.*	3,985	96,437
CommVault Systems, Inc.*	2,361	133,278
Digimarc Corp. (x)*	613	24,612
Ebix, Inc. (x)	1,485	80,042
Ellie Mae, Inc.*	2,097	230,480
EnerNOC, Inc.*	1,894	14,679
Everbridge, Inc.*	1,048	25,529
Exa Corp.*	865	11,937
Fair Isaac Corp.	1,906	265,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Gigamon, Inc. (x)*	2,246	$88,380
Glu Mobile, Inc. (x)*	6,591	16,478
Guidance Software, Inc.*	1,375	9,089
HubSpot, Inc.*	2,085	137,089
Imperva, Inc.*	2,076	99,337
Inspired Entertainment, Inc.*	253	3,289
MicroStrategy, Inc., Class A*	588	112,702
Mitek Systems, Inc.*	1,879	15,784
MobileIron, Inc.*	3,376	20,425
Model N, Inc.*	1,444	19,205
Monotype Imaging Holdings, Inc.	2,587	47,342
Park City Group, Inc. (x)*	738	8,967
Paycom Software, Inc. (x)*	3,051	208,718
Paylocity Holding Corp.*	1,606	72,559
Pegasystems, Inc.	2,308	134,672
Progress Software Corp.	2,949	91,095
Proofpoint, Inc. (x)*	2,659	230,880
PROS Holdings, Inc.*	1,564	42,838
QAD, Inc., Class A	598	19,166
Qualys, Inc.*	1,942	79,234
Rapid7, Inc.*	1,250	21,038
RealNetworks, Inc.*	1,654	7,162
RealPage, Inc.*	3,626	130,355
RingCentral, Inc., Class A*	3,866	141,302
Rosetta Stone, Inc.*	1,193	12,861
Rubicon Project, Inc. (The)*	2,379	12,228
SecureWorks Corp., Class A*	364	3,382
Silver Spring Networks, Inc.*	2,404	27,117
Synchronoss Technologies, Inc.*	2,639	43,412
Telenav, Inc.*	1,705	13,811
TiVo Corp.	7,278	135,735
Upland Software, Inc.*	441	9,698
Varonis Systems, Inc.*	1,184	44,045
VASCO Data Security International, Inc.*	1,922	27,581
Verint Systems, Inc.*	3,867	157,387
VirnetX Holding Corp. (x)*	3,148	14,323
Workiva, Inc.*	1,391	26,499
Zendesk, Inc.*	6,020	167,235
Zix Corp.*	3,649	20,763

		4,367,916

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	6,845	128,002
Avid Technology, Inc.*	2,272	11,951
CPI Card Group, Inc. (x)	1,132	3,226
Cray, Inc.*	2,580	47,472
Diebold Nixdorf, Inc.	4,692	131,376
Eastman Kodak Co. (x)*	1,052	9,573
Electronics For Imaging, Inc.*	2,865	135,743
Immersion Corp.*	1,807	16,408
Intevac, Inc.*	1,184	13,142
Pure Storage, Inc., Class A*	5,780	74,042
Quantum Corp.*	1,724	13,464
Stratasys Ltd.*	3,057	71,259
Super Micro Computer, Inc.*	2,468	60,836
USA Technologies, Inc. (x)*	2,284	11,877

		728,371

Total Information Technology		33,077,859

Materials (4.4%)
Chemicals (2.7%)
A Schulman, Inc.	3,192	$102,144
AdvanSix, Inc.*	1,855	57,950
AgroFresh Solutions, Inc. (x)*	1,323	9,499
American Vanguard Corp.	1,906	32,879
Balchem Corp.	1,961	152,389
Calgon Carbon Corp.	3,256	49,166
Chase Corp.	433	46,201
Codexis, Inc. (x)*	2,084	11,358
Core Molding Technologies, Inc.*	448	9,681
Ferro Corp.*	5,306	97,047
Flotek Industries, Inc. (x)*	3,436	30,718
FutureFuel Corp.	1,523	22,982
GCP Applied Technologies, Inc.*	4,358	132,919
Hawkins, Inc.	616	28,552
HB Fuller Co.	8,837	451,659
Ingevity Corp.*	20,932	1,201,496
Innophos Holdings, Inc.	1,226	53,748
Innospec, Inc.	1,479	96,948
Intrepid Potash, Inc. (x)*	5,841	13,201
KMG Chemicals, Inc.	578	28,131
Koppers Holdings, Inc.*	1,334	48,224
Kraton Corp.*	1,917	66,021
Kronos Worldwide, Inc.	1,446	26,346
LSB Industries, Inc. (x)*	1,302	13,450
Minerals Technologies, Inc.	7,091	519,061
OMNOVA Solutions, Inc.*	2,464	24,024
PolyOne Corp.	5,044	195,405
Quaker Chemical Corp.	818	118,798
Rayonier Advanced Materials, Inc.	2,643	41,548
Sensient Technologies Corp.	45,425	3,658,074
Stepan Co.	3,033	264,296
Trecora Resources*	1,286	14,468
Tredegar Corp.	1,612	24,583
Trinseo SA	2,755	189,269
Tronox Ltd., Class A	4,040	61,085
Valhi, Inc.	1,231	3,668

		7,896,988

Construction Materials (0.1%)
Forterra, Inc. (x)*	1,012	8,329
Summit Materials, Inc., Class A*	6,732	194,353
United States Lime & Minerals, Inc.	141	11,064
US Concrete, Inc. (x)*	911	71,559

		285,305

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,600	138,977
Greif, Inc., Class A	1,539	85,845
Greif, Inc., Class B	357	21,563
Myers Industries, Inc.	1,399	25,112
UFP Technologies, Inc.*	388	10,980

		282,477

Metals & Mining (1.3%)
AK Steel Holding Corp. (x)*	19,520	128,246
Allegheny Technologies, Inc. (x)	6,903	117,420
Ampco-Pittsburgh Corp.	502	7,405
Carpenter Technology Corp.	2,944	110,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Century Aluminum Co.*	3,013	$46,943
Cliffs Natural Resources, Inc.*	18,496	127,992
Coeur Mining, Inc.*	11,186	95,976
Commercial Metals Co.	7,280	141,450
Compass Minerals International, Inc.	2,109	137,718
Detour Gold Corp. (x)*	74,200	868,566
Gold Resource Corp. (x)	3,091	12,611
Handy & Harman Ltd.*	188	5,903
Haynes International, Inc.	805	29,230
Hecla Mining Co.	24,382	124,348
Kaiser Aluminum Corp.	1,038	91,884
Klondex Mines Ltd.*	10,846	36,551
Materion Corp.	1,228	45,927
OceanaGold Corp.	321,750	970,112
Olympic Steel, Inc.	512	9,974
Reliance Steel & Aluminum Co.	5,200	378,612
Ryerson Holding Corp.*	738	7,306
Schnitzer Steel Industries, Inc., Class A	1,681	42,361
SunCoke Energy, Inc.*	4,095	44,636
TimkenSteel Corp.*	2,548	39,163
Warrior Met Coal, Inc.	1,035	17,730
Worthington Industries, Inc.	2,747	137,954

		3,776,212

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,489	75,666
Clearwater Paper Corp.*	1,008	47,124
Deltic Timber Corp.	681	50,843
KapStone Paper and Packaging Corp.	5,391	111,216
Louisiana-Pacific Corp.*	9,066	218,582
Neenah Paper, Inc.	1,052	84,423
PH Glatfelter Co.	2,678	52,328
Schweitzer-Mauduit International, Inc.	1,932	71,928
Verso Corp., Class A (x)*	2,113	9,910

		722,020

Total Materials		12,963,002

Real Estate (6.2%)
Equity Real Estate Investment Trusts (REITs) (6.0%)
Acadia Realty Trust (REIT)	5,196	144,449
Agree Realty Corp. (REIT)	1,571	72,062
Alexander’s, Inc. (REIT)	131	55,211
Altisource Residential Corp. (REIT)	3,343	43,258
American Assets Trust, Inc. (REIT)	2,496	98,317
Armada Hoffler Properties, Inc. (REIT)	2,902	37,581
Ashford Hospitality Prime, Inc. (REIT)	1,758	18,090
Ashford Hospitality Trust, Inc. (REIT)	5,011	30,467
Bluerock Residential Growth REIT, Inc. (REIT)	1,628	20,985
Brandywine Realty Trust (REIT)	140,300	2,459,459
Care Capital Properties, Inc. (REIT)	4,178	111,553

CareTrust REIT, Inc. (REIT)	4,490	$83,245
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	28,027
CBL & Associates Properties, Inc. (REIT) (x)	10,738	90,521
Cedar Realty Trust, Inc. (REIT)	5,621	27,262
Chatham Lodging Trust (REIT)	2,288	45,966
Chesapeake Lodging Trust (REIT)	3,749	91,738
City Office REIT, Inc. (REIT)	2,034	25,832
Clipper Realty, Inc. (REIT)	979	12,081
Colony Starwood Homes (REIT)	6,288	215,741
Community Healthcare Trust, Inc. (REIT)	788	20,165
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	801	26,906
Cousins Properties, Inc. (REIT)	26,024	228,751
DiamondRock Hospitality Co. (REIT)	12,678	138,824
Easterly Government Properties, Inc. (REIT)	2,399	50,259
EastGroup Properties, Inc. (REIT)	2,069	173,382
Education Realty Trust, Inc. (REIT)	4,660	180,575
Farmland Partners, Inc. (REIT) (x)	2,152	19,239
FelCor Lodging Trust, Inc. (REIT)	8,437	60,831
First Industrial Realty Trust, Inc. (REIT)	7,240	207,209
First Potomac Realty Trust (REIT)	3,828	42,529
Four Corners Property Trust, Inc. (REIT)	3,809	95,644
Franklin Street Properties Corp. (REIT)	6,605	73,183
GEO Group, Inc. (The) (REIT)	7,602	224,791
Getty Realty Corp. (REIT)	1,721	43,197
Gladstone Commercial Corp. (REIT)	1,610	35,082
Global Medical REIT, Inc. (REIT) (x)	961	8,591
Global Net Lease, Inc. (REIT)	4,306	95,765
Government Properties Income Trust (REIT)	4,307	78,861
Gramercy Property Trust (REIT)	9,411	279,601
Healthcare Realty Trust, Inc. (REIT)	7,239	247,212
Hersha Hospitality Trust (REIT)	2,658	49,200
Highwoods Properties, Inc. (REIT)	14,000	709,940
Independence Realty Trust, Inc. (REIT)	3,512	34,663
InfraREIT, Inc. (REIT)	2,697	51,648
Investors Real Estate Trust (REIT)	7,632	47,395
iStar, Inc. (REIT)*	4,416	53,169
Jernigan Capital, Inc. (REIT) (x)	591	13,002
Kite Realty Group Trust (REIT)	5,325	100,802
LaSalle Hotel Properties (REIT)	7,126	212,355
Lexington Realty Trust (REIT)	13,675	135,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

LTC Properties, Inc. (REIT)	77,815	$3,998,913
Mack-Cali Realty Corp. (REIT)	5,702	154,752
MedEquities Realty Trust, Inc. (REIT)	1,947	24,571
Monmouth Real Estate Investment Corp. (REIT)	4,392	66,100
Monogram Residential Trust, Inc. (REIT)	10,758	104,460
National Health Investors, Inc. (REIT)	2,485	196,812
National Storage Affiliates Trust (REIT)	2,803	64,777
New Senior Investment Group, Inc. (REIT)	4,734	47,577
NexPoint Residential Trust, Inc. (REIT)	1,115	27,752
NorthStar Realty Europe Corp. (REIT)	3,461	43,885
One Liberty Properties, Inc. (REIT)	967	22,657
Parkway, Inc. (REIT)	2,730	62,490
Pebblebrook Hotel Trust (REIT) (x)	4,330	139,599
Pennsylvania REIT (REIT)	4,290	48,563
Physicians Realty Trust (REIT)	9,647	194,291
Potlatch Corp. (REIT)	2,521	115,210
Preferred Apartment Communities, Inc. (REIT), Class A	1,966	30,965
PS Business Parks, Inc. (REIT)	1,227	162,443
QTS Realty Trust, Inc. (REIT), Class A	2,931	153,379
Quality Care Properties, Inc. (REIT)*	5,847	107,059
RAIT Financial Trust (REIT) (x)	6,074	13,302
Ramco-Gershenson Properties Trust (REIT)	5,021	64,771
Retail Opportunity Investments Corp. (REIT)	6,754	129,609
Rexford Industrial Realty, Inc. (REIT)	4,217	115,714
RLJ Lodging Trust (REIT)	7,820	155,383
Ryman Hospitality Properties, Inc. (REIT)	2,745	175,707
Sabra Health Care REIT, Inc. (REIT) (x)	4,050	97,605
Saul Centers, Inc. (REIT)	703	40,760
Select Income REIT (REIT)	4,056	97,466
Seritage Growth Properties (REIT), Class A (x)	1,591	66,742
STAG Industrial, Inc. (REIT)	5,596	154,450
Summit Hotel Properties, Inc. (REIT)	6,379	118,968
Sunstone Hotel Investors, Inc. (REIT)	146,970	2,369,156
Terreno Realty Corp. (REIT)	3,049	102,629
Tier REIT, Inc. (REIT)	3,004	55,514
UMH Properties, Inc. (REIT)	1,769	30,161
Universal Health Realty Income Trust (REIT)	786	62,518
Urban Edge Properties (REIT)	6,104	144,848
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	33,185

Washington Prime Group, Inc. (REIT)	11,814	$98,883
Washington REIT (REIT)	4,818	153,694
Whitestone REIT (REIT) (x)	2,490	30,503
Xenia Hotels & Resorts, Inc. (REIT)	6,624	128,307

		17,656,265

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	2,886	119,424
Altisource Portfolio Solutions SA (x)*	750	16,365
Consolidated-Tomoka Land Co.	280	15,946
Forestar Group, Inc.*	2,209	37,884
FRP Holdings, Inc.*	459	21,183
HFF, Inc., Class A	2,296	79,832
Kennedy-Wilson Holdings, Inc. (x)	5,109	97,326
Marcus & Millichap, Inc.*	889	23,434
Maui Land & Pineapple Co., Inc.*	397	8,059
RE/MAX Holdings, Inc., Class A	1,141	63,953
RMR Group, Inc. (The), Class A	415	20,190
St Joe Co. (The)*	3,003	56,306
Stratus Properties, Inc.	391	11,495
Tejon Ranch Co.*	881	18,184
Trinity Place Holdings, Inc.*	1,020	7,252

		596,833

Total Real Estate		18,253,098

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	624	42,707
Cincinnati Bell, Inc.*	2,705	52,883
Cogent Communications Holdings, Inc.	2,555	102,456
Consolidated Communications Holdings, Inc. (x)	3,146	67,545
FairPoint Communications, Inc.*	1,330	20,815
Frontier Communications Corp. (x)	73,414	85,160
General Communication, Inc., Class A*	1,710	62,654
Globalstar, Inc. (x)*	27,500	58,575
Hawaiian Telcom Holdco, Inc.*	398	9,946
IDT Corp., Class B	1,039	14,930
Intelsat SA (x)*	2,039	6,239
Iridium Communications, Inc. (x)*	5,239	57,891
Lumos Networks Corp.*	1,202	21,480
Ooma, Inc.*	1,056	8,448
ORBCOMM, Inc.*	117,414	1,326,778
pdvWireless, Inc. (x)*	631	14,702
Straight Path Communications, Inc., Class B (x)*	533	95,753
Vonage Holdings Corp.*	12,208	79,840
Windstream Holdings, Inc. (x)	11,595	44,989

		2,173,791

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,258	33,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Shenandoah Telecommunications Co.	2,965	$91,025
Spok Holdings, Inc.	1,295	22,922

		147,727

Total Telecommunication Services		2,321,518

Utilities (3.6%)
Electric Utilities (1.5%)
ALLETE, Inc.	3,165	226,867
El Paso Electric Co.	2,503	129,405
Genie Energy Ltd., Class B	857	6,530
IDACORP, Inc.	38,911	3,321,054
MGE Energy, Inc.	2,176	140,026
Otter Tail Corp.	2,415	95,634
PNM Resources, Inc.	4,991	190,906
Portland General Electric Co.	5,594	255,590
Spark Energy, Inc., Class A	628	11,806

		4,377,818

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	942	70,603
Delta Natural Gas Co., Inc.	390	11,883
New Jersey Resources Corp.	5,280	209,616
Northwest Natural Gas Co.	1,733	103,720
ONE Gas, Inc.	3,253	227,092
RGC Resources, Inc. (x)	375	10,624
South Jersey Industries, Inc.	4,950	169,142
Southwest Gas Holdings, Inc.	2,967	216,769
Spire, Inc.	45,387	3,165,743
WGL Holdings, Inc.	3,166	264,139

		4,449,331

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	7,535	18,084
Dynegy, Inc.*	6,898	57,046
NRG Yield, Inc., Class A	2,233	38,095
NRG Yield, Inc., Class C	4,024	70,822
Ormat Technologies, Inc.	2,477	145,351
Pattern Energy Group, Inc.	4,401	104,920
TerraForm Global, Inc., Class A*	5,796	29,270
TerraForm Power, Inc., Class A*	5,011	60,132

		523,720

Multi-Utilities (0.2%)
Avista Corp.	3,985	169,203
Black Hills Corp.	3,316	223,731
NorthWestern Corp.	3,005	183,365
Unitil Corp.	904	43,672

		619,971

Water Utilities (0.2%)
American States Water Co.	2,225	105,487
AquaVenture Holdings Ltd.*	705	10,737
Artesian Resources Corp., Class A	553	20,815
Cadiz, Inc. (x)*	1,274	17,199
California Water Service Group	2,972	109,370
Connecticut Water Service, Inc.	5,708	316,852
Consolidated Water Co. Ltd.	995	12,338
Global Water Resources, Inc. (x)	477	4,722

Middlesex Water Co.	1,019	$40,352
Pure Cycle Corp. (x)*	984	7,626
SJW Group	1,033	50,803
York Water Co. (The)	791	27,566

		723,867

Total Utilities		10,694,707

Total Common Stocks (88.3%) (Cost $181,784,562)		259,879,041

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp.
6.625%, 5/15/21	$1,057,000	1,010,809

Total Energy		1,010,809

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27	246,000	252,150

Total Industrials		252,150

Total Corporate Bonds		1,262,959

Total Long-Term Debt Securities (0.4%) (Cost $1,262,572)		1,262,959

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*†	9,594	7,987

Total Health Care		7,987

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR*†	2,504	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		7,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.4%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,500,235, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,550,001. (xx)	$2,500,000	$2,500,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,200,120, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,224,002. (xx)	1,200,000	1,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $700,090, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $778,276. (xx)	700,000	700,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $400,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $444,729. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,234,271, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,278,738. (xx)	2,234,057	2,234,057
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	1,000,000	1,000,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $900,094, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $918,599. (xx)	$900,000	$900,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $800,179, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $816,533. (xx)	800,000	800,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,100,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	1,100,000	1,100,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $3,000,335, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $3,060,356. (xx)	3,000,000	3,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $1,020,002. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		15,834,057

Total Short-Term Investments (5.4%) (Cost $15,834,057)		15,834,057

Total Investments (94.1%) (Cost $198,881,191)		276,984,044
Other Assets Less Liabilities (5.9%)		17,224,290

Net Assets (100%)		$294,208,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
†	Securities (totaling $7,987 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $15,534,773. This was secured by cash collateral of $15,834,057 which was subsequently invested in joint repurchase agreements with a total value of $15,834,057, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $228,185 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

CVR	— Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$17,033	$—	$—	$17,084	$—	$—
PennyMac Mortgage Investment Trust (REIT)	69,163	—	—	77,275	1,986	—

	$86,196	$—	$—	$94,359	$1,986	$—

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	385	September-17	$26,871,208	$27,225,275	$354,067

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,865,712	$26,783	$—	$24,892,495
Consumer Staples	8,732,943	1,427,309	—	10,160,252
Energy	9,164,880	1,299,259	—	10,464,139
Financials	53,123,318	—	—	53,123,318
Health Care	23,920,758	3,121,134	—	27,041,892
Industrials	56,886,761	—	—	56,886,761
Information Technology	33,077,859	—	—	33,077,859
Materials	12,957,099	5,903	—	12,963,002
Real Estate	18,253,098	—	—	18,253,098
Telecommunication Services	2,321,518	—	—	2,321,518
Utilities	10,694,707	—	—	10,694,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Corporate Bonds
Energy	$—	$1,010,809	$—		$1,010,809
Industrials	—	252,150	—		252,150
Futures	354,067	—	—		354,067
Rights
Health Care	—	—	7,987		7,987
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Repurchase Agreements	—	15,834,057	—		15,834,057

Total Assets	$254,352,720	$22,977,404	$7,987		$277,338,111

Total Liabilities	$—	$—	$—		$—

Total	$254,352,720	$22,977,404	$7,987		$277,338,111

(a)	A security with a market value of $5,903 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Realized appreciation	$354,067	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$768,600

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$478,883

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $31,365,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 6%)*	$31,889,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 10%)*	$40,626,824

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,011,219
Aggregate gross unrealized depreciation	(11,962,145)

Net unrealized appreciation	$78,049,074

Federal income tax cost of investments	$198,934,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $121,328)	$94,359
Unaffiliated Issuers (Cost $182,925,806)	261,055,628
Repurchase Agreements (Cost $15,834,057)	15,834,057
Cash	32,708,814
Foreign cash (Cost $25)	27
Cash held as collateral at broker	1,319,600
Receivable for securities sold	467,154
Dividends, interest and other receivables	243,191
Security lending income receivable	17,292
Receivable from Separate Accounts for Trust shares sold	3,622
Other assets	3,427

Total assets	311,747,171

LIABILITIES
Payable for return of collateral on securities loaned	15,834,057
Payable for securities purchased	1,216,296
Investment management fees payable	161,301
Payable to Separate Accounts for Trust shares redeemed	108,379
Due to broker for futures variation margin	71,986
Distribution fees payable – Class IB	32,431
Administrative fees payable	30,144
Distribution fees payable – Class IA	707
Trustees’ fees payable	324
Accrued expenses	83,212

Total liabilities	17,538,837

NET ASSETS	$294,208,334

Net assets were comprised of:
Paid in capital	$210,172,836
Accumulated undistributed net investment income (loss)	1,179,713
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	4,398,531
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	78,457,254

Net assets	$294,208,334

Class IA
Net asset value, offering and redemption price per share, $3,435,972 / 194,329 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.68

Class IB
Net asset value, offering and redemption price per share, $156,202,770 / 8,826,417 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.70

Class K
Net asset value, offering and redemption price per share, $134,569,592 / 7,603,636 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.70

(x)	Includes value of securities on loan of $15,534,773.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($1,986 of dividend income received from affiliates) (net of $12,139 foreign withholding tax)	$2,268,490
Interest	111,755
Securities lending (net)	114,682

Total income	2,494,927

EXPENSES
Investment management fees	1,052,847
Distribution fees – Class IB	202,559
Administrative fees	186,593
Custodian fees	43,163
Professional fees	29,499
Printing and mailing expenses	11,491
Distribution fees – Class IA	4,410
Trustees’ fees	3,611
Miscellaneous	5,892

Gross expenses	1,540,065
Less: Waiver from investment manager	(54,466)

Net expenses	1,485,599

NET INVESTMENT INCOME (LOSS)	1,009,328

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	13,657,131
Futures	768,600
Foreign currency transactions	(1,313)

Net realized gain (loss)	14,424,418

Change in unrealized appreciation (depreciation) on:
Investments ($8,163 of change in unrealized appreciation (depreciation) from affiliates)	(9,506,071)
Futures	478,883
Foreign currency translations	880

Net change in unrealized appreciation (depreciation)	(9,026,308)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,398,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,407,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,009,328	$731,574
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	14,424,418	21,198,043
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(9,026,308)	38,982,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,407,438	60,911,709

DIVIDENDS:
Dividends from net investment income
Class IA	—	(12,517)
Class IB	—	(546,616)
Class K	—	(807,128)

TOTAL DIVIDENDS	—	(1,366,261)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 10,067 and 41,886 shares, respectively ]	175,952	648,265
Capital shares issued in reinvestment of dividends [ 0 and 720 shares, respectively ]	—	12,517
Capital shares repurchased [ (30,113) and (61,764) shares, respectively ]	(525,143)	(938,870)

Total Class IA transactions	(349,191)	(278,088)

Class IB
Capital shares sold [ 638,348 and 1,953,945 shares, respectively ]	11,130,052	30,281,741
Capital shares issued in reinvestment of dividends [ 0 and 31,428 shares, respectively ]	—	546,616
Capital shares repurchased [ (1,415,915) and (2,344,191) shares, respectively ]	(24,712,974)	(34,015,683)

Total Class IB transactions	(13,582,922)	(3,187,326)

Class K
Capital shares sold [ 25,861 and 2,373 shares, respectively ]	451,595	38,097
Capital shares issued in reinvestment of dividends [ 0 and 46,466 shares, respectively ]	—	807,128
Capital shares repurchased [ (436,060) and (1,191,909) shares, respectively ]	(7,613,161)	(17,411,131)

Total Class K transactions	(7,161,566)	(16,565,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,093,679)	(20,031,320)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,686,241)	39,514,128
NET ASSETS:
Beginning of period	308,894,575	269,380,447

End of period (a)	$294,208,334	$308,894,575

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,179,713	$170,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.32		$13.91	$14.92	$14.61	$10.70	$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	##	0.02	0.03	— #	0.01	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.31		3.45	(1.01)	0.31	3.91	1.48

Total from investment operations	0.36		3.47	(0.98)	0.31	3.92	1.55

Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	— #	(0.01)	(0.07)

Net asset value, end of period	$17.68		$17.32	$13.91	$14.92	$14.61	$10.70

Total return (b)	2.08%		24.92%	(6.54)%	2.14%	36.68%	16.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,436		$3,712	$3,249	$4,153	$5,840	$3,836
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.13%	1.13%	1.14%	1.16%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%		1.13%	1.13%	1.14%	1.16%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.14%		1.15%	1.13%	1.14%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(aa)	0.15%	0.19%	0.01%	0.11%	0.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.56	%(aa)	0.15%	0.19%	0.01%	0.11%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.52	%(aa)	0.13%	0.19%	0.01%	0.11%	0.70%
Portfolio turnover rate (z)^	12%		23%	31%	17%	12%	9%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.33		$13.93	$14.94	$14.63	$10.71	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	##	0.02	0.03	— #	0.01	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.32		3.44	(1.01)	0.31	3.92	1.48

Total from investment operations	0.37		3.46	(0.98)	0.31	3.93	1.55

Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	— #	(0.01)	(0.07)

Net asset value, end of period	$17.70		$17.33	$13.93	$14.94	$14.63	$10.71

Total return (b)	2.14%		24.82%	(6.53)%	2.13%	36.74%	16.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$156,203		$166,454	$138,752	$162,636	$187,482	$150,281
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.13%	1.13%	1.14%	1.16%	1.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%		1.13%	1.13%	1.14%	1.16%	1.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.14%		1.15%	1.13%	1.14%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(bb)	0.16%	0.19%	0.02%	0.10%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.56	%(bb)	0.16%	0.19%	0.02%	0.10%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.52	%(bb)	0.13%	0.19%	0.02%	0.10%	0.68%
Portfolio turnover rate (z)^	12%		23%	31%	17%	12%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.31		$13.91	$14.92	$14.61	$10.70	$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	##	0.06	0.06	0.04	0.04	0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.32		3.44	(1.00)	0.31	3.92	1.49

Total from investment operations	0.39		3.50	(0.94)	0.35	3.96	1.58

Less distributions:
Dividends from net investment income	—		(0.10)	(0.07)	(0.04)	(0.05)	(0.10)

Net asset value, end of period	$17.70		$17.31	$13.91	$14.92	$14.61	$10.70

Total return (b)	2.25%		25.17%	(6.30)%	2.39%	37.02%	17.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,570		$138,729	$127,379	$189,977	$209,129	$184,013
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.88%	0.88%	0.89%	0.91%	0.94%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%		0.88%	0.88%	0.89%	0.91%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%		0.90%	0.88%	0.89%	0.91%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.81	%(cc)	0.40%	0.43%	0.28%	0.35%	0.93%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.81	%(cc)	0.40%	0.43%	0.28%	0.35%	0.93%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0. 77	%(cc)	0.38%	0.43%	0.28%	0.35%	0.93%
Portfolio turnover rate (z)^	12%		23%	31%	17%	12%	9%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.02, $0.02, and $0.05 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.24% for income after waivers and reimbursements, 0.28% after waivers, reimbursements, and fees paid indirectly, and 0.28% before waivers, reimbursements, and fees paid indirectly.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be 0.24% for income after waivers and reimbursements, 0.28% after waivers, reimbursements, and fees paid indirectly, and 0.28% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be 0.49% for income after waivers and reimbursements, 0.53% after waivers, reimbursements, and fees paid indirectly, and 0.53% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	40.6%
Exchange Traded Funds	30.0
Investment Companies	24.6
Repurchase Agreements	1.7
Cash and Other	3.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,048.92	$6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.00

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	60,884	$14,819,774
SPDR S&P500 Fund Trust	335,940	81,230,292
Vanguard S&P 500 Fund (x)	66,849	14,844,489

Total Exchange Traded Funds (30.0%) (Cost $103,630,727)		110,894,555

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (40.6%)
U.S. Treasury Notes 2.000%, 8/15/25	$152,620,000	150,013,541

Total Long-Term Debt Securities (40.6%) (Cost $151,646,844)		150,013,541

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (24.6%)
Goldman Sachs Financial Square Funds – Government Fund‡	15,927,046	15,927,046
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	15,601,139	15,601,139
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	15,438,348	15,438,348
JPMorgan Prime Money Market Fund, IM Shares	43,940,747	43,953,929

Total Investment Companies		90,920,462

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $200, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $204. (xx)	$200	200
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $600,057, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $612,000. (xx)	600,000	600,000

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	$100,000	$100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $306,001. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,744,467, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,779,186. (xx)	1,744,300	1,744,300
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $1,020,028. (xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		6,244,500

Total Short-Term Investments (26.3%) (Cost $97,165,563)		97,164,962

Total Investments (96.9%) (Cost $352,443,134)		$358,073,058
Other Assets Less Liabilities (3.1%)		11,348,482

Net Assets (100%)		$369,421,540

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $6,128,856. This was secured by cash collateral of $6,244,500 which was subsequently invested in joint repurchase agreements with a total value of $6,244,500, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
Goldman Sachs Financial Square Funds – Government Fund	$—	$15,927,046	$—	$15,927,046	$29,593	$—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	—	15,601,139	—	15,601,139	27,638	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	—	15,438,348	—	15,438,348	28,456	—

	$—	$46,966,533	$—	$46,966,533	$85,687	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	701	September-17	$28,572,348	$27,470,203	$(1,102,145)
FTSE 100 Index	193	September-17	18,705,876	18,205,678	(500,198)
Russell 2000 Mini Index	265	September-17	18,784,089	18,739,475	(44,614)
S&P MidCap 400 E-Mini Index	161	September-17	28,286,908	28,112,211	(174,697)
TOPIX Index	131	September-17	18,644,264	18,769,193	124,929

					$(1,696,725)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$110,894,555	$—	$—	$110,894,555
Futures	124,929	—	—	124,929
Short-Term Investments
Investment Companies	90,920,462	—	—	90,920,462
Repurchase Agreements	—	6,244,500	—	6,244,500
U.S. Treasury Obligations	—	150,013,541	—	150,013,541

Total Assets	$201,939,946	$156,258,041	$—	$358,197,987

Liabilities:
Futures	$(1,821,654)	$—	$—	$(1,821,654)

Total Liabilities	$(1,821,654)	$—	$—	$(1,821,654)

Total	$200,118,292	$156,258,041	$—	$356,376,333

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$124,929	*

Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,821,654	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(14,692)	$(14,692)
Equity contracts	7,640,543	—	7,640,543

Total	$7,640,543	$(14,692)	$7,625,851

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(2,203,746)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $98,737,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$261,593,168
Net Proceeds of Sales and Redemptions:
SSLong-term investments other than U.S. government debt securities	$215,471,481

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,158,440
Aggregate gross unrealized depreciation	(1,697,598)

Net unrealized appreciation	$5,460,842

Federal income tax cost of investments	$352,612,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $46,966,533)	$46,966,533
Unaffiliated Issuers (Cost $299,232,101)	304,862,025
Repurchase Agreements (Cost $6,244,500)	6,244,500
Cash	11,537,592
Cash held as collateral at broker	5,598,123
Dividends, interest and other receivables	1,607,212
Receivable for securities sold	437,691
Receivable from Separate Accounts for Trust shares sold	354,977
Security lending income receivable	1,689
Other assets	3,782

Total assets	377,614,124

LIABILITIES
Payable for return of collateral on securities loaned	6,244,500
Payable for securities purchased	1,076,297
Due to broker for futures variation margin	480,762
Investment management fees payable	238,283
Distribution fees payable – Class IB	75,422
Administrative fees payable	37,313
Payable to Separate Accounts for Trust shares redeemed	1,378
Trustees’ fees payable	127
Accrued expenses	38,502

Total liabilities	8,192,584

NET ASSETS	$369,421,540

Net assets were comprised of:
Paid in capital	$344,521,283
Accumulated undistributed net investment income (loss)	667,955
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	20,251,074
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	3,981,228

Net assets	$369,421,540

Class IB
Net asset value, offering and redemption price per share, $369,421,540 / 34,454,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

(x)	Includes value of securities on loan of $6,128,856.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$1,423,199
Dividends ($85,687 of dividend income received from affiliates)	1,221,235
Securities lending (net)	4,703

Total income	2,649,137

EXPENSES
Investment management fees	1,310,154
Distribution fees – Class IB	409,422
Administrative fees	203,104
Professional fees	29,024
Recoupment fees	13,586
Printing and mailing expenses	12,203
Trustees’ fees	3,669
Custodian fees	3,472
Miscellaneous	2,582

Gross expenses	1,987,216
Less: Reimbursement from sub-advisor	(22,622)

Net expenses	1,964,594

NET INVESTMENT INCOME (LOSS)	684,543

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	6,184,302
Futures	7,640,543
Foreign currency transactions	65,120

Net realized gain (loss)	13,889,965

Change in unrealized appreciation (depreciation) on:
Investments	3,082,023
Futures	(2,203,746)
Foreign currency translations	57,988

Net change in unrealized appreciation (depreciation)	936,265

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,826,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,510,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$684,543	$667,343
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	13,889,965	8,588,826
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	936,265	3,211,952

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,510,773	12,468,121

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(745,012)
Distributions from net realized capital gains
Class IB	—	(785,298)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,530,310)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,019,887 and 17,180,605 shares, respectively ]	63,505,634	170,111,294
Capital shares issued in reinvestment of dividends and distributions [ 0 and 150,285 shares, respectively ]	—	1,530,310
Capital shares repurchased [ (146,038) and (194,179) shares, respectively ]	(1,545,469)	(1,880,801)

Total Class IB transactions	61,960,165	169,760,803

Class K (b)
Capital shares sold [ 0 and 0 shares, respectively ]	—	86
Capital shares repurchased [ 0 and (993,303) shares, respectively ]	—	(9,375,165)

Total Class K transactions	—	(9,375,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	61,960,165	160,385,724

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,470,938	171,323,535
NET ASSETS:
Beginning of period	291,950,602	120,627,067

End of period (a)	$369,421,540	$291,950,602

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$667,955	$(16,588)

(b) After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$10.22		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.03		0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.48		0.55		(0.31)

Total from investment operations	0.50		0.58		(0.28)

Less distributions:
Dividends from net investment income	—		(0.03)		(0.02)
Distributions from net realized gains	—		(0.03)		—

Total dividends and distributions	—		(0.06)		(0.02)

Net asset value, end of period	$10.72		$10.22		$9.70

Total return (b)	4.89%		5.93%		(2.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$369,422		$291,951		$110,993
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.22	%(j)	1.23%
Before waivers (a)(f)	1.21%		1.23%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.42%		0.34%		0.50	%(l)
Before waivers (a)(f)	0.40%		0.32%		0.40	%(l)
Portfolio turnover rate (z)^	92%		54%		40%

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.70	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.26)	(0.31)

Total from investment operations	(0.26)	(0.27)

Less distributions:
Dividends from net investment income	—	(0.03)

Net asset value, end of period	$9.44	$9.70

Total return (b)	(2.68)%	(2.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,634
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.99%
Before waivers (a)(f)	1.03%	1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%	0.64	%(l)
Before waivers (a)(f)	(0.12)%	0.19	%(l)
Portfolio turnover rate (z)^	54%	40%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on February 21, 2016 operations for Class K ceased and shares of seed capital were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	47.3%
Investment Companies	17.9
Information Technology	5.8
Health Care	3.9
Financials	3.8
Consumer Discretionary	3.3
Industrials	2.7
U.S. Government Agency Securities	2.5
Consumer Staples	2.4
Energy	1.6
Utilities	0.8
Real Estate	0.8
Materials	0.8
Exchange Traded Funds	0.7
Telecommunication Services	0.6
Cash and Other	5.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,052.26	$6.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.74	6.12

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.22%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (3.3%)
Auto Components (0.1%)
BorgWarner, Inc.	483	$20,460
Delphi Automotive plc	654	57,323
Goodyear Tire & Rubber Co. (The)	709	24,787

		102,570

Automobiles (0.1%)
Ford Motor Co.	9,652	108,006
General Motors Co.	3,398	118,692
Harley-Davidson, Inc.	444	23,985

		250,683

Distributors (0.0%)
Genuine Parts Co.	370	34,321
LKQ Corp.*	788	25,965

		60,286

Diversified Consumer Services (0.0%)
H&R Block, Inc.	613	18,948

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,075	70,488
Chipotle Mexican Grill, Inc.*	72	29,959
Darden Restaurants, Inc.	333	30,117
Hilton Worldwide Holdings, Inc.	555	34,327
Marriott International, Inc., Class A	807	80,950
McDonald’s Corp.	2,028	310,607
Royal Caribbean Cruises Ltd.	418	45,658
Starbucks Corp.	3,577	208,575
Wyndham Worldwide Corp.	242	24,299
Wynn Resorts Ltd.	215	28,836
Yum Brands, Inc.	852	62,844

		926,660

Household Durables (0.1%)
DR Horton, Inc.	815	28,175
Garmin Ltd.	285	14,544
Leggett & Platt, Inc.	306	16,074
Lennar Corp., Class A	529	28,206
Mohawk Industries, Inc.*	163	39,395
Newell Brands, Inc.	1,236	66,274
PulteGroup, Inc.	726	17,809
Whirlpool Corp.	196	37,558

		248,035

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	974	942,832
Expedia, Inc.	295	43,940
Netflix, Inc.*	1,049	156,731
Priceline Group, Inc. (The)*	123	230,074
TripAdvisor, Inc.*	284	10,849

		1,384,426

Leisure Products (0.0%)
Hasbro, Inc.	265	29,550
Mattel, Inc.	879	18,925

		48,475

Media (0.9%)
CBS Corp. (Non-Voting), Class B	974	$62,122
Charter Communications, Inc., Class A*	538	181,225
Comcast Corp., Class A	11,779	458,439
Discovery Communications, Inc., Class A*	345	8,911
Discovery Communications, Inc., Class C*	528	13,311
DISH Network Corp., Class A*	574	36,024
Interpublic Group of Cos., Inc. (The)	1,021	25,117
News Corp., Class A	767	10,508
News Corp., Class B	375	5,306
Omnicom Group, Inc.	582	48,248
Scripps Networks Interactive, Inc., Class A	249	17,009
Time Warner, Inc.	1,908	191,582
Twenty-First Century Fox, Inc., Class A	2,621	74,279
Twenty-First Century Fox, Inc., Class B	1,162	32,385
Viacom, Inc., Class B	836	28,065
Walt Disney Co. (The)	3,592	381,650

		1,574,181

Multiline Retail (0.1%)
Dollar General Corp.	650	46,859
Dollar Tree, Inc.*	568	39,715
Kohl’s Corp.	466	18,020
Macy’s, Inc.	756	17,569
Nordstrom, Inc.	324	15,497
Target Corp.	1,357	70,957

		208,617

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	192	22,385
AutoNation, Inc.*	216	9,107
AutoZone, Inc.*	68	38,791
Bed Bath & Beyond, Inc.	392	11,917
Best Buy Co., Inc.	686	39,328
CarMax, Inc.*	458	28,881
Foot Locker, Inc.	335	16,509
Gap, Inc. (The)	610	13,414
Home Depot, Inc. (The)	2,989	458,512
L Brands, Inc.	591	31,849
Lowe’s Cos., Inc.	2,109	163,511
O’Reilly Automotive, Inc.*	228	49,873
Ross Stores, Inc.	945	54,555
Signet Jewelers Ltd.	205	12,964
Staples, Inc.	1,622	16,334
Tiffany & Co.	275	25,814
TJX Cos., Inc. (The)	1,603	115,689
Tractor Supply Co.	353	19,136
Ulta Beauty, Inc.*	147	42,239

		1,170,808

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	660	31,244
Hanesbrands, Inc.	957	22,164
Michael Kors Holdings Ltd.*	404	14,645
NIKE, Inc., Class B	3,293	194,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

PVH Corp.	220	$25,190
Ralph Lauren Corp.	128	9,446
Under Armour, Inc., Class A*	461	10,031
Under Armour, Inc., Class C*	530	10,685
VF Corp.	852	49,075

		366,768

Total Consumer Discretionary		6,360,457

Consumer Staples (2.4%)
Beverages (0.5%)
Brown-Forman Corp., Class B	412	20,023
Coca-Cola Co. (The)	9,602	430,651
Constellation Brands, Inc., Class A	443	85,822
Dr Pepper Snapple Group, Inc.	477	43,459
Molson Coors Brewing Co., Class B	446	38,508
Monster Beverage Corp.*	1,037	51,518
PepsiCo, Inc.	3,516	406,063

		1,076,044

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,074	171,765
CVS Health Corp.	2,646	212,897
Kroger Co. (The)	2,260	52,703
Sysco Corp.	1,227	61,755
Walgreens Boots Alliance, Inc.	2,119	165,939
Wal-Mart Stores, Inc.	3,741	283,119
Whole Foods Market, Inc.	795	33,477

		981,655

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,441	59,629
Campbell Soup Co.	509	26,544
Conagra Brands, Inc.	977	34,938
General Mills, Inc.	1,471	81,493
Hershey Co. (The)	324	34,788
Hormel Foods Corp.	724	24,696
JM Smucker Co. (The)	286	33,842
Kellogg Co.	601	41,745
Kraft Heinz Co. (The)	1,455	124,606
McCormick & Co., Inc. (Non-Voting)	303	29,546
Mondelez International, Inc., Class A	3,758	162,308
Tyson Foods, Inc., Class A	721	45,156

		699,291

Household Products (0.5%)
Church & Dwight Co., Inc.	625	32,425
Clorox Co. (The)	332	44,236
Colgate-Palmolive Co.	2,188	162,196
Kimberly-Clark Corp.	900	116,199
Procter & Gamble Co. (The)	6,610	576,062

		931,118

Personal Products (0.0%)
Coty, Inc., Class A	1,231	23,094
Estee Lauder Cos., Inc. (The), Class A	540	51,829

		74,923

Tobacco (0.5%)
Altria Group, Inc.	4,784	$356,264
Philip Morris International, Inc.	3,816	448,189
Reynolds American, Inc.	2,039	132,617

		937,070

Total Consumer Staples		4,700,101

Energy (1.6%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	1,043	56,854
Halliburton Co.	2,087	89,136
Helmerich & Payne, Inc.	296	16,085
National Oilwell Varco, Inc.	883	29,086
Schlumberger Ltd.	3,440	226,489
TechnipFMC plc*	1,086	29,539
Transocean Ltd.*	1,095	9,012

		456,201

Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.	1,393	63,159
Apache Corp.	939	45,006
Cabot Oil & Gas Corp.	1,118	28,039
Chesapeake Energy Corp.*	1,894	9,413
Chevron Corp.	4,645	484,613
Cimarex Energy Co.	240	22,562
Concho Resources, Inc.*	377	45,817
ConocoPhillips	3,092	135,924
Devon Energy Corp.	1,289	41,209
EOG Resources, Inc.	1,406	127,271
EQT Corp.	419	24,549
Exxon Mobil Corp.	10,206	823,931
Hess Corp.	669	29,349
Kinder Morgan, Inc.	4,723	90,493
Marathon Oil Corp.	2,232	26,449
Marathon Petroleum Corp.	1,305	68,291
Murphy Oil Corp.	404	10,355
Newfield Exploration Co.*	547	15,568
Noble Energy, Inc.	1,091	30,875
Occidental Petroleum Corp.	1,855	111,059
ONEOK, Inc.	491	25,611
Phillips 66	1,094	90,463
Pioneer Natural Resources Co.	407	64,949
Range Resources Corp.	543	12,581
Tesoro Corp.	287	26,863
Valero Energy Corp.	1,127	76,027
Williams Cos., Inc. (The)	1,972	59,712

		2,590,138

Total Energy		3,046,339

Financials (3.8%)
Banks (1.7%)
Bank of America Corp.	24,838	602,570
BB&T Corp.	1,980	89,912
Citigroup, Inc.	6,990	467,491
Citizens Financial Group, Inc.	1,231	43,922
Comerica, Inc.	423	30,981
Fifth Third Bancorp	1,852	48,078
Huntington Bancshares, Inc.	2,830	38,262
JPMorgan Chase & Co.	8,828	806,878
KeyCorp	2,677	50,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

M&T Bank Corp.	388	$62,837
People’s United Financial, Inc.	783	13,828
PNC Financial Services Group, Inc. (The)	1,186	148,096
Regions Financial Corp.	2,970	43,481
SunTrust Banks, Inc.	1,184	67,156
US Bancorp	3,913	203,163
Wells Fargo & Co.	11,105	615,328
Zions Bancorp.	452	19,847

		3,351,997

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	150	24,879
Ameriprise Financial, Inc.	388	49,389
Bank of New York Mellon Corp. (The)	2,556	130,407
BlackRock, Inc.	297	125,456
CBOE Holdings, Inc.	258	23,581
Charles Schwab Corp. (The)	2,928	125,787
CME Group, Inc.	819	102,572
E*TRADE Financial Corp.*	682	25,936
Franklin Resources, Inc.	821	36,773
Goldman Sachs Group, Inc. (The)	913	202,596
Intercontinental Exchange, Inc.	1,463	96,441
Moody’s Corp.	399	48,550
Morgan Stanley	3,524	157,029
Nasdaq, Inc.	282	20,160
Northern Trust Corp.	520	50,549
Raymond James Financial, Inc.	327	26,232
S&P Global, Inc.	652	95,185
State Street Corp.	891	79,949
T. Rowe Price Group, Inc.	628	46,604

		1,468,075

Consumer Finance (0.2%)
American Express Co.	1,887	158,962
Capital One Financial Corp.	1,191	98,400
Discover Financial Services	986	61,319
Navient Corp.	789	13,137
Synchrony Financial	1,926	57,433

		389,251

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,685	793,499
Leucadia National Corp.	783	20,483

		813,982

Insurance (0.7%)
Aflac, Inc.	980	76,126
Allstate Corp. (The)	930	82,249
American International Group, Inc.	2,366	147,922
Aon plc	646	85,886
Arthur J Gallagher & Co	448	25,648
Assurant, Inc.	155	16,072
Chubb Ltd.	1,160	168,640
Cincinnati Financial Corp.	347	25,140
Everest Re Group Ltd.	103	26,223
Hartford Financial Services Group, Inc. (The)	932	48,995
Lincoln National Corp.	567	38,318

Loews Corp.	692	$32,393
Marsh & McLennan Cos., Inc.	1,297	101,114
MetLife, Inc.	2,676	147,019
Principal Financial Group, Inc.	640	41,005
Progressive Corp. (The)	1,412	62,255
Prudential Financial, Inc.	1,049	113,439
Torchmark Corp.	261	19,967
Travelers Cos., Inc. (The)	698	88,318
Unum Group	620	28,911
Willis Towers Watson plc	314	45,674
XL Group Ltd.	621	27,200

		1,448,514

Total Financials		7,471,819

Health Care (3.9%)
Biotechnology (0.8%)
AbbVie, Inc.	4,039	292,868
Alexion Pharmaceuticals, Inc.*	535	65,093
Amgen, Inc.	1,838	316,560
Biogen, Inc.*	528	143,278
Celgene Corp.*	1,909	247,922
Gilead Sciences, Inc.	3,226	228,336
Incyte Corp.*	451	56,785
Regeneron Pharmaceuticals, Inc.*	181	88,896
Vertex Pharmaceuticals, Inc.*	629	81,059

		1,520,797

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,281	208,099
Align Technology, Inc.*	181	27,172
Baxter International, Inc.	1,192	72,164
Becton Dickinson and Co.	521	101,652
Boston Scientific Corp.*	3,440	95,357
Cooper Cos., Inc. (The)	127	30,406
CR Bard, Inc.	186	58,796
Danaher Corp.	1,515	127,851
DENTSPLY SIRONA, Inc.	561	36,375
Edwards Lifesciences Corp.*	529	62,549
Hologic, Inc.*	737	33,445
IDEXX Laboratories, Inc.*	211	34,060
Intuitive Surgical, Inc.*	97	90,731
Medtronic plc	3,405	302,195
Stryker Corp.	776	107,693
Varian Medical Systems, Inc.*	237	24,456
Zimmer Biomet Holdings, Inc.	516	66,254

		1,479,255

Health Care Providers & Services (0.8%)
Aetna, Inc.	855	129,815
AmerisourceBergen Corp.	436	41,215
Anthem, Inc.	644	121,156
Cardinal Health, Inc.	794	61,868
Centene Corp.*	426	34,029
Cigna Corp.	649	108,636
DaVita, Inc.*	414	26,811
Envision Healthcare Corp.*	282	17,673
Express Scripts Holding Co.*	1,542	98,441
HCA Healthcare, Inc.*	692	60,342
Henry Schein, Inc.*	204	37,336
Humana, Inc.	362	87,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Laboratory Corp. of America Holdings*	252	$38,843
McKesson Corp.	534	87,864
Patterson Cos., Inc.	228	10,705
Quest Diagnostics, Inc.	361	40,129
UnitedHealth Group, Inc.	2,337	433,327
Universal Health Services, Inc., Class B	240	29,299

		1,464,593

Health Care Technology (0.0%)
Cerner Corp.*	743	49,387

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	825	48,931
Illumina, Inc.*	377	65,417
Mettler-Toledo International, Inc.*	65	38,255
PerkinElmer, Inc.	275	18,739
Thermo Fisher Scientific, Inc.	978	170,631
Waters Corp.*	200	36,768

		378,741

Pharmaceuticals (1.3%)
Allergan plc	920	223,643
Bristol-Myers Squibb Co.	4,087	227,728
Eli Lilly & Co.	2,420	199,166
Johnson & Johnson	6,702	886,607
Mallinckrodt plc*	283	12,681
Merck & Co., Inc.	6,823	437,286
Mylan NV*	1,190	46,196
Perrigo Co. plc	363	27,414
Pfizer, Inc.	14,930	501,499
Zoetis, Inc.	1,210	75,480

		2,637,700

Total Health Care		7,530,473

Industrials (2.7%)
Aerospace & Defense (0.6%)
Arconic, Inc.	1,026	23,239
Boeing Co. (The)	1,413	279,421
General Dynamics Corp.	714	141,443
L3 Technologies, Inc.	181	30,241
Lockheed Martin Corp.	624	173,229
Northrop Grumman Corp.	431	110,642
Raytheon Co.	719	116,104
Rockwell Collins, Inc.	319	33,521
Textron, Inc.	651	30,662
TransDigm Group, Inc.	127	34,146
United Technologies Corp.	1,872	228,590

		1,201,238

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	377	25,892
Expeditors International of Washington, Inc.	443	25,021
FedEx Corp.	599	130,181
United Parcel Service, Inc., Class B	1,701	188,113

		369,207

Airlines (0.2%)
Alaska Air Group, Inc.	311	$27,915
American Airlines Group, Inc.	1,300	65,416
Delta Air Lines, Inc.	1,788	96,087
Southwest Airlines Co.	1,542	95,820
United Continental Holdings, Inc.*	735	55,309

		340,547

Building Products (0.1%)
Allegion plc	204	16,548
Fortune Brands Home & Security, Inc.	350	22,834
Johnson Controls International plc	2,277	98,731
Masco Corp.	737	28,161

		166,274

Commercial Services & Supplies (0.1%)
Cintas Corp.	211	26,594
Republic Services, Inc.	574	36,581
Stericycle, Inc.*	182	13,890
Waste Management, Inc.	1,028	75,405

		152,470

Construction & Engineering (0.0%)
Fluor Corp.	366	16,755
Jacobs Engineering Group, Inc.	289	15,719
Quanta Services, Inc.*	399	13,135

		45,609

Electrical Equipment (0.1%)
Acuity Brands, Inc.	116	23,580
AMETEK, Inc.	553	33,495
Eaton Corp. plc	1,108	86,236
Emerson Electric Co.	1,577	94,021
Rockwell Automation, Inc.	333	53,933

		291,265

Industrial Conglomerates (0.7%)
3M Co.	1,473	306,664
General Electric Co.	21,761	587,765
Honeywell International, Inc.	1,885	251,252
Roper Technologies, Inc.	245	56,725

		1,202,406

Machinery (0.4%)
Caterpillar, Inc.	1,418	152,377
Cummins, Inc.	375	60,833
Deere & Co.	693	85,648
Dover Corp.	377	30,243
Flowserve Corp.	316	14,672
Fortive Corp.	782	49,540
Illinois Tool Works, Inc.	763	109,300
Ingersoll-Rand plc	618	56,479
PACCAR, Inc.	893	58,974
Parker-Hannifin Corp.	326	52,101
Pentair plc	433	28,812
Snap-on, Inc.	147	23,226
Stanley Black & Decker, Inc.	354	49,818
Xylem, Inc.	430	23,835

		795,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.1%)
Equifax, Inc.	311	$42,738
IHS Markit Ltd.*	783	34,483
Nielsen Holdings plc	846	32,706
Robert Half International, Inc.	314	15,050
Verisk Analytics, Inc.*	378	31,892

		156,869

Road & Rail (0.2%)
CSX Corp.	2,276	124,179
JB Hunt Transport Services, Inc.	203	18,550
Kansas City Southern	285	29,825
Norfolk Southern Corp.	711	86,529
Union Pacific Corp.	2,048	223,047

		482,130

Trading Companies & Distributors (0.0%)
Fastenal Co.	702	30,558
United Rentals, Inc.*	213	24,007
WW Grainger, Inc.	141	25,455

		80,020

Total Industrials		5,283,893

Information Technology (5.8%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	12,422	388,810
F5 Networks, Inc.*	174	22,108
Harris Corp.	317	34,578
Juniper Networks, Inc.	883	24,618
Motorola Solutions, Inc.	438	37,992

		508,106

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	787	58,096
Corning, Inc.	2,352	70,677
FLIR Systems, Inc.	375	12,998
TE Connectivity Ltd.	878	69,081

		210,852

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	420	20,920
Alphabet, Inc., Class A*	728	676,808
Alphabet, Inc., Class C*	732	665,190
Altaba, Inc.*	2,201	119,910
eBay, Inc.*	2,503	87,405
Facebook, Inc., Class A*	5,777	872,212
VeriSign, Inc.*	243	22,589

		2,465,034

IT Services (1.0%)
Accenture plc, Class A	1,544	190,962
Alliance Data Systems Corp.	145	37,220
Automatic Data Processing, Inc.	1,120	114,755
Cognizant Technology Solutions Corp., Class A	1,518	100,795
CSRA, Inc.	332	10,541
DXC Technology Co.	671	51,479
Fidelity National Information Services, Inc.	838	71,565
Fiserv, Inc.*	518	63,372
Gartner, Inc.*	237	29,272
Global Payments, Inc.	402	36,309

International Business Machines Corp.	2,129	$327,504
Mastercard, Inc., Class A	2,349	285,286
Paychex, Inc.	812	46,235
PayPal Holdings, Inc.*	2,794	149,954
Total System Services, Inc.	374	21,786
Visa, Inc., Class A	4,594	430,826
Western Union Co. (The)	1,243	23,679

		1,991,540

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	1,886	23,537
Analog Devices, Inc.	918	71,420
Applied Materials, Inc.	2,625	108,439
Broadcom Ltd.	978	227,923
Intel Corp.	11,670	393,745
KLA-Tencor Corp.	389	35,597
Lam Research Corp.	423	59,825
Microchip Technology, Inc.	553	42,681
Micron Technology, Inc.*	2,588	77,278
NVIDIA Corp.	1,335	192,988
Qorvo, Inc.*	356	22,542
QUALCOMM, Inc.	3,594	198,461
Skyworks Solutions, Inc.	478	45,864
Texas Instruments, Inc.	2,469	189,940
Xilinx, Inc.	596	38,335

		1,728,575

Software (1.2%)
Activision Blizzard, Inc.	1,651	95,048
Adobe Systems, Inc.*	1,220	172,557
ANSYS, Inc.*	216	26,283
Autodesk, Inc.*	459	46,276
CA, Inc.	769	26,507
Citrix Systems, Inc.*	377	30,002
Electronic Arts, Inc.*	754	79,713
Intuit, Inc.	589	78,225
Microsoft Corp.	19,169	1,321,318
Oracle Corp.	7,435	372,790
Red Hat, Inc.*	414	39,641
salesforce.com, Inc.*	1,596	138,214
Symantec Corp.	1,565	44,211
Synopsys, Inc.*	362	26,401

		2,497,186

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	13,137	1,891,990
Hewlett Packard Enterprise Co.	4,150	68,849
HP, Inc.	4,262	74,499
NetApp, Inc.	735	29,437
Seagate Technology plc	736	28,520
Western Digital Corp.	723	64,058
Xerox Corp.	498	14,308

		2,171,661

Total Information Technology		11,572,954

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	535	76,537
Albemarle Corp.	271	28,601
CF Industries Holdings, Inc.	645	18,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Dow Chemical Co. (The)	2,762	$174,200
Eastman Chemical Co.	377	31,664
Ecolab, Inc.	640	84,960
EI du Pont de Nemours & Co.	2,137	172,478
FMC Corp.	346	25,275
International Flavors & Fragrances, Inc.	201	27,135
LyondellBasell Industries NV, Class A	814	68,693
Monsanto Co.	1,066	126,172
Mosaic Co. (The)	799	18,241
PPG Industries, Inc.	631	69,385
Praxair, Inc.	723	95,834
Sherwin-Williams Co. (The)	193	67,735

		1,084,944

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	167	37,171
Vulcan Materials Co.	341	43,198

		80,369

Containers & Packaging (0.1%)
Avery Dennison Corp.	251	22,181
Ball Corp.	812	34,275
International Paper Co.	1,049	59,383
Sealed Air Corp.	492	22,022
WestRock Co.	658	37,282

		175,143

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	3,407	40,918
Newmont Mining Corp.	1,252	40,552
Nucor Corp.	825	47,743

		129,213

Total Materials		1,469,669

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	231	27,829
American Tower Corp. (REIT)	1,067	141,185
Apartment Investment & Management Co. (REIT), Class A	436	18,735
AvalonBay Communities, Inc. (REIT)	330	63,416
Boston Properties, Inc. (REIT)	366	45,025
Crown Castle International Corp. (REIT)	874	87,557
Digital Realty Trust, Inc. (REIT)	402	45,406
Equinix, Inc. (REIT)	172	73,816
Equity Residential (REIT)	895	58,918
Essex Property Trust, Inc. (REIT)	152	39,105
Extra Space Storage, Inc. (REIT)	321	25,038
Federal Realty Investment Trust (REIT)	178	22,497
GGP, Inc. (REIT)	1,434	33,785
HCP, Inc. (REIT)	1,089	34,804
Host Hotels & Resorts, Inc. (REIT)	1,949	35,608
Iron Mountain, Inc. (REIT)	547	18,795

Kimco Realty Corp. (REIT)	1,062	$19,488
Macerich Co. (The) (REIT)	300	17,418
Mid-America Apartment Communities, Inc. (REIT)	295	31,087
Prologis, Inc. (REIT)	1,276	74,825
Public Storage (REIT)	374	77,990
Realty Income Corp. (REIT)	637	35,150
Regency Centers Corp. (REIT)	371	23,239
Simon Property Group, Inc. (REIT)	763	123,423
SL Green Realty Corp. (REIT)	270	28,566
UDR, Inc. (REIT)	693	27,006
Ventas, Inc. (REIT)	849	58,989
Vornado Realty Trust (REIT)	411	38,593
Welltower, Inc. (REIT)	870	65,120
Weyerhaeuser Co. (REIT)	1,798	60,233

		1,452,646

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	756	27,518

Total Real Estate		1,480,164

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	15,153	571,722
CenturyLink, Inc.	1,429	34,125
Level 3 Communications, Inc.*	698	41,391
Verizon Communications, Inc.	10,010	447,047

Total Telecommunication Services		1,094,285

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	508	20,406
American Electric Power Co., Inc.	1,195	83,017
Duke Energy Corp.	1,713	143,190
Edison International	828	64,741
Entergy Corp.	463	35,545
Eversource Energy	784	47,597
Exelon Corp.	2,293	82,709
FirstEnergy Corp.	1,087	31,697
NextEra Energy, Inc.	1,149	161,008
PG&E Corp.	1,210	80,308
Pinnacle West Capital Corp.	248	21,120
PPL Corp.	1,635	63,209
Southern Co. (The)	2,385	114,194
Xcel Energy, Inc.	1,273	58,405

		1,007,146

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,682	18,687
NRG Energy, Inc.	861	14,826

		33,513

Multi-Utilities (0.3%)
Ameren Corp.	644	35,207
CenterPoint Energy, Inc.	1,114	30,501
CMS Energy Corp.	675	31,219
Consolidated Edison, Inc.	721	58,271
Dominion Energy, Inc.	1,564	119,850
DTE Energy Co.	446	47,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

NiSource, Inc.	835	$21,176
Public Service Enterprise Group, Inc.	1,209	51,999
SCANA Corp.	365	24,459
Sempra Energy	599	67,537
WEC Energy Group, Inc.	759	46,587

		533,988

Water Utilities (0.0%)
American Water Works Co., Inc.	460	35,857

Total Utilities		1,610,504

Total Common Stocks (26.5%) (Cost $43,690,868)		51,620,658

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	4,803	1,169,099
iShares Core S&P Mid-Cap Fund	15	2,609
iShares MSCI EAFE Fund	817	53,268
iShares Russell 2000 Fund	388	54,677

Total Exchange Traded Funds (0.7%) (Cost $1,282,468)		1,279,653

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Security (2.5%)
FNMA
1.125%, 12/14/18	$1,150,000	1,145,251
1.750%, 6/20/19	3,700,000	3,722,878

Total U.S. Government Agency Securities		4,868,129

U.S. Treasury Obligations (47.3%)
U.S. Treasury Notes
1.125%, 6/15/18	574,700	573,802
0.625%, 6/30/18	354,400	352,181
1.375%, 7/31/18	5,103,600	5,107,488
0.750%, 9/30/18	510,800	507,228
0.875%, 10/15/18	2,049,500	2,037,723
1.000%, 11/30/18	871,300	867,216
1.125%, 1/31/19	604,200	602,029
0.750%, 2/15/19	2,368,700	2,346,179
1.250%, 3/31/19	810,100	808,423
1.625%, 3/31/19	7,188,300	7,221,182
0.875%, 9/15/19	350,200	346,115
1.000%, 9/30/19	2,622,400	2,598,020
3.375%, 11/15/19	1,424,300	1,488,193
1.000%, 11/30/19	2,241,200	2,217,387
1.375%, 2/29/20	3,396,200	3,384,340
1.375%, 4/30/20	4,410,000	4,390,396
1.625%, 7/31/20	3,308,000	3,312,290
1.375%, 9/30/20	3,902,300	3,873,033
2.625%, 11/15/20	320,300	330,540
1.375%, 1/31/21	2,075,000	2,053,164
3.625%, 2/15/21	1,192,500	1,273,711
1.375%, 4/30/21	3,394,700	3,351,391
1.125%, 6/30/21	680,300	664,010
2.125%, 6/30/21	1,447,800	1,468,951
1.125%, 7/31/21	2,910,000	2,836,477
1.125%, 9/30/21	2,505,100	2,436,856

2.000%, 10/31/21	$834,200	$840,782
1.500%, 1/31/22	1,100,000	1,083,242
1.750%, 2/28/22	1,961,500	1,952,949
1.875%, 3/31/22	1,665,000	1,665,858
1.875%, 4/30/22	375,800	375,753
1.750%, 5/31/22	1,275,000	1,267,460
2.125%, 6/30/22	1,162,400	1,175,023
1.875%, 8/31/22	1,249,300	1,246,841
1.875%, 10/31/22	1,044,500	1,040,771
1.750%, 1/31/23	475,000	469,063
2.000%, 2/15/23	2,007,300	2,008,084
1.625%, 4/30/23	1,096,200	1,072,615
1.625%, 5/31/23	1,025,000	1,002,266
1.375%, 6/30/23	2,047,800	1,971,647
2.500%, 8/15/23	865,800	888,527
1.375%, 9/30/23	216,700	207,963
1.625%, 10/31/23	227,200	221,282
2.750%, 11/15/23	1,083,300	1,127,546
2.125%, 11/30/23	105,800	106,155
2.250%, 1/31/24	850,000	857,995
2.750%, 2/15/24	1,047,900	1,090,184
2.125%, 3/31/24	420,000	420,249
2.500%, 5/15/24	1,870,400	1,915,991
2.250%, 11/15/24	512,700	515,544
2.000%, 2/15/25	1,692,700	1,669,452
2.125%, 5/15/25	2,070,000	2,057,030
2.000%, 8/15/25	1,334,600	1,311,808
2.250%, 11/15/25	1,197,400	1,197,671
1.625%, 2/15/26	1,234,200	1,172,924
1.625%, 5/15/26	533,500	505,770
1.500%, 8/15/26	1,720,400	1,609,595
2.000%, 11/15/26	544,000	530,489
2.250%, 2/15/27	868,100	864,105
2.375%, 5/15/27	450,000	452,883

Total U.S. Treasury Obligations		92,343,842

Total Long-Term Debt Securities (49.8%) (Cost $98,071,209)		97,211,971

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.9%)
JPMorgan Prime Money Market Fund, IM Shares	34,865,256	34,875,715

Total Short-Term Investment (17.9%) (Cost $34,869,726)		34,875,715

Total Investments (94.9%) (Cost $177,914,271)		184,987,997
Other Assets Less Liabilities (5.1%)		10,027,393

Net Assets (100%)		$195,015,390

*	Non-income producing.

Glossary:

FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	367	September-17	$34,783,670	$34,674,160	$(109,510)
Russell 2000 Mini Index	67	September-17	4,756,543	4,737,905	(18,638)
S&P MidCap 400 E-Mini Index	24	September-17	4,201,358	4,190,640	(10,718)

					$(138,866)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,360,457	$—	$—	$6,360,457
Consumer Staples	4,700,101	—	—	4,700,101
Energy	3,046,339	—	—	3,046,339
Financials	7,471,819	—	—	7,471,819
Health Care	7,530,473	—	—	7,530,473
Industrials	5,283,893	—	—	5,283,893
Information Technology	11,572,954	—	—	11,572,954
Materials	1,469,669	—	—	1,469,669
Real Estate	1,480,164	—	—	1,480,164
Telecommunication Services	1,094,285	—	—	1,094,285
Utilities	1,610,504	—	—	1,610,504
Exchange Traded Funds	1,279,653	—	—	1,279,653
Short-Term Investments
Investment Companies	34,875,715	—	—	34,875,715
U.S. Government Agency Securities	—	4,868,129	—	4,868,129
U.S. Treasury Obligations	—	92,343,842	—	92,343,842

Total Assets	$87,776,026	$97,211,971	$—	$184,987,997

Liabilities:
Futures	$(138,866)	$—	$—	$(138,866)

Total Liabilities	$(138,866)	$—	$—	$(138,866)

Total	$87,637,160	$97,211,971	$—	$184,849,131

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets Unrealized depreciation	$(138,866	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$4,340,789

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$76,503

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $39,646,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$69,989,243
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,196,605

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,714,527
Aggregate gross unrealized depreciation	(1,694,321)

Net unrealized appreciation	$7,020,206

Federal income tax cost of investments	$177,967,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $177,914,271)	$184,987,997
Cash	7,182,296
Cash held as collateral at broker	2,088,500
Dividends, interest and other receivables	465,800
Receivable for securities sold	377,829
Receivable from Separate Accounts for Trust shares sold	169,981
Due from broker for futures variation margin	18,013
Other assets	2,006

Total assets	195,292,422

LIABILITIES
Investment management fees payable	125,610
Payable for securities purchased	51,301
Distribution fees payable – Class IB	39,751
Administrative fees payable	19,666
Payable to Separate Accounts for Trust shares redeemed	344
Trustees’ fees payable	49
Accrued expenses	40,311

Total liabilities	277,032

NET ASSETS	$195,015,390

Net assets were comprised of:
Paid in capital	$183,535,411
Accumulated undistributed net investment income (loss)	190,486
Accumulated undistributed net realized gain (loss) on investments and futures	4,354,633
Net unrealized appreciation (depreciation) on investments and futures	6,934,860

Net assets	$195,015,390

Class IB
Net asset value, offering and redemption price per share, $195,015,390 / 18,630,437 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$647,538
Interest	623,457

Total income	1,270,995

EXPENSES
Investment management fees	707,619
Distribution fees – Class IB	221,130
Administrative fees	109,703
Professional fees	26,975
Custodian fees	13,881
Printing and mailing expenses	6,621
Trustees’ fees	2,006
Miscellaneous	2,130

Gross expenses	1,090,065
Less: Waiver from investment manager	(9,093)

Net expenses	1,080,972

NET INVESTMENT INCOME (LOSS)	190,023

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(179,062)
Futures	4,340,789

Net realized gain (loss)	4,161,727

Change in unrealized appreciation (depreciation) on:
Investments	4,402,102
Futures	76,503

Net change in unrealized appreciation (depreciation)	4,478,605

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,640,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,830,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$190,023	$62,313
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	4,161,727	2,175,669
Net change in unrealized appreciation (depreciation) on investments and futures	4,478,605	1,623,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,830,355	3,861,317

DIVIDENDS:
Dividends from net investment income
Class IB	—	(72,195)

TOTAL DIVIDENDS	—	(72,195)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,663,084 and 9,638,005 shares, respectively ]	27,365,206	93,944,155
Capital shares issued in reinvestment of dividends [ 0 and 7,260 shares, respectively ]	—	72,195
Capital shares repurchased [ (194,352) and (309,386) shares, respectively ]	(2,003,423)	(3,025,239)

Total Class IB transactions	25,361,783	90,991,111

Class K (b)
Capital shares sold [ 0 and 0 shares, respectively ]	—	62
Capital shares repurchased [ 0 and (992,493) shares, respectively ]	—	(9,344,694)

Total Class K transactions	—	(9,344,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,361,783	81,646,479

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,192,138	85,435,601
NET ASSETS:
Beginning of period	160,823,252	75,387,651

End of period (a)	$195,015,390	$160,823,252

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$190,486	$463

(b) After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.95		$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		—	#	0.01
Net realized and unrealized gain (loss) on investments and futures	0.51		0.31		(0.36)

Total from investment operations	0.52		0.31		(0.35)

Less distributions:
Dividends from net investment income	—		—	#	(0.01)

Net asset value, end of period	$10.47		$9.95		$9.64

Total return (b)	5.23%		3.26%		(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$195,015		$160,823		$65,818
Ratio of expenses to average net assets:
After waivers (a)(f)	1.22	%(j)	1.23	%(j)	1.23%
Before waivers (a)(f)	1.23%		1.27%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.21%		0.05%		0.15	%(l)
Before waivers (a)(f)	0.20%		—	%‡‡	(0.05	)%(l)
Portfolio turnover rate (z)^	35%		378%		762%

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.64	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.02
Net realized and unrealized gain (loss) on investments and futures	(0.22)	(0.36)

Total from investment operations	(0.22)	(0.34)

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$9.42	$9.64

Total return (b)	(2.28)%	(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,570
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%
Before waivers (a)(f)	1.10%	1.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%	0.32	%(l)
Before waivers (a)(f)	0.25%	(0.25	)%(l)
Portfolio turnover rate (z)^	378%	762%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	34.2%
Health Care	20.4
Industrials	18.1
Consumer Discretionary	10.1
Financials	7.8
Repurchase Agreements	5.6
Real Estate	4.5
Materials	1.6
Energy	0.7
Cash and Other	(3.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,147.49	$5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.39
Class IB
Actual	1,000.00	1,147.46	5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.39
Class K
Actual	1,000.00	1,149.06	4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.69	4.14

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.08%, 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.1%)
Diversified Consumer Services (1.4%)
ServiceMaster Global Holdings, Inc.*	317,719	$12,451,408

Hotels, Restaurants & Leisure (2.6%)
Dunkin’ Brands Group, Inc.	243,601	13,427,287
Norwegian Cruise Line Holdings Ltd.*	158,668	8,614,086

		22,041,373

Leisure Products (0.6%)
Polaris Industries, Inc. (x)	56,122	5,176,132

Media (1.1%)
Omnicom Group, Inc.	117,949	9,777,972

Multiline Retail (0.6%)
Dollar General Corp.	72,884	5,254,207

Specialty Retail (0.9%)
Tractor Supply Co.	45,512	2,467,206
Williams-Sonoma, Inc.	100,819	4,889,721

		7,356,927

Textiles, Apparel & Luxury Goods (2.9%)
Carter’s, Inc.	63,628	5,659,711
Gildan Activewear, Inc.	460,245	14,143,329
Lululemon Athletica, Inc.*	80,839	4,823,663

		24,626,703

Total Consumer Discretionary		86,684,722

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
World Fuel Services Corp.	162,712	6,256,276

Total Energy		6,256,276

Financials (7.8%)
Banks (0.5%)
SVB Financial Group*	25,769	4,529,933

Capital Markets (5.2%)
LPL Financial Holdings, Inc.	300,209	12,746,874
MSCI, Inc.	122,686	12,635,431
TD Ameritrade Holding Corp.	439,551	18,896,298

		44,278,603

Insurance (2.1%)
Aon plc	135,415	18,003,424

Total Financials		66,811,960

Health Care (20.4%)
Biotechnology (2.9%)
Alkermes plc*	73,945	4,286,591
Celgene Corp.*	84,656	10,994,275
DBV Technologies SA (ADR)*	35,083	1,252,814
Neurocrine Biosciences, Inc. (x)*	104,383	4,801,618
TESARO, Inc. (x)*	27,773	3,884,332

		25,219,630

Health Care Equipment & Supplies (9.4%)
Boston Scientific Corp.*	793,567	21,997,677
Cooper Cos., Inc. (The)	37,865	9,065,638

DexCom, Inc. (x)*	79,104	$5,786,458
ICU Medical, Inc.*	30,054	5,184,315
STERIS plc	179,878	14,660,057
Teleflex, Inc.	48,944	10,168,605
Varian Medical Systems, Inc.*	136,626	14,098,437

		80,961,187

Health Care Providers & Services (0.9%)
Henry Schein, Inc.*	41,905	7,669,453

Health Care Technology (1.9%)
athenahealth, Inc. (x)*	116,972	16,440,415

Life Sciences Tools & Services (5.3%)
PerkinElmer, Inc.	229,558	15,642,082
Quintiles IMS Holdings, Inc.*	173,236	15,504,622
Waters Corp.*	76,485	14,061,003

		45,207,707

Total Health Care		175,498,392

Industrials (18.1%)
Aerospace & Defense (1.3%)
Teledyne Technologies, Inc.*	90,302	11,527,050

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	108,838	6,147,170

Airlines (1.6%)
Ryanair Holdings plc (ADR)*	126,097	13,569,298

Building Products (1.1%)
AO Smith Corp.	171,097	9,637,894

Commercial Services & Supplies (1.7%)
Edenred	260,579	6,794,672
Ritchie Bros Auctioneers, Inc.	277,518	7,975,867

		14,770,539

Electrical Equipment (3.2%)
AMETEK, Inc.	81,489	4,935,789
Sensata Technologies Holding NV(x)*	525,926	22,467,558

		27,403,347

Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	46,023	4,390,594
Roper Technologies, Inc.	21,158	4,898,712

		9,289,306

Machinery (2.2%)
Middleby Corp. (The)*	45,757	5,559,933
Rexnord Corp.*	362,286	8,423,150
Wabtec Corp. (x)	51,246	4,689,009

		18,672,092

Professional Services (3.3%)
IHS Markit Ltd.*	229,183	10,093,219
Verisk Analytics, Inc.*	219,904	18,553,301

		28,646,520

Road & Rail (1.9%)
Canadian Pacific Railway Ltd.	50,173	8,068,320
Old Dominion Freight Line, Inc.	87,150	8,300,166

		16,368,486

Total Industrials		156,031,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (34.2%)
Communications Equipment (0.6%)
Harris Corp.	45,533	$4,966,740

Electronic Equipment, Instruments & Components (6.7%)
Amphenol Corp., Class A	73,931	5,457,586
Belden, Inc.	111,634	8,420,553
Flex Ltd.*	725,190	11,827,849
National Instruments Corp.	344,248	13,845,654
TE Connectivity Ltd.	234,944	18,485,394

		58,037,036

Internet Software & Services (2.9%)
Cimpress NV*	125,653	11,877,978
CoStar Group, Inc.*	49,566	13,065,598

		24,943,576

IT Services (9.0%)
Amdocs Ltd.	250,743	16,162,894
Broadridge Financial Solutions, Inc.	118,967	8,989,146
Euronet Worldwide, Inc.*	38,388	3,353,960
Fidelity National Information Services, Inc.	126,685	10,818,899
Gartner, Inc.*	67,276	8,309,259
Global Payments, Inc.	100,669	9,092,424
Jack Henry & Associates, Inc.	77,682	8,068,829
WEX, Inc.*	124,382	12,969,311

		77,764,722

Semiconductors & Semiconductor Equipment (6.9%)
KLA-Tencor Corp.	150,954	13,813,800
Lam Research Corp.	73,699	10,423,250
Microchip Technology, Inc.	131,089	10,117,449
ON Semiconductor Corp.*	780,664	10,960,522
Xilinx, Inc.	212,318	13,656,294

		58,971,315

Software (8.1%)
Atlassian Corp. plc, Class A*	300,742	10,580,104
Cadence Design Systems, Inc.*	258,867	8,669,456
Constellation Software, Inc.	31,283	16,365,438
Intuit, Inc.	66,168	8,787,772
SS&C Technologies Holdings, Inc.	499,580	19,188,868
Ultimate Software Group, Inc. (The)(x)*	28,473	5,981,038

		69,572,676

Total Information Technology		294,256,065

Materials (1.6%)
Containers & Packaging (1.6%)
Sealed Air Corp.	310,303	13,889,162

Total Materials		13,889,162

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (4.5%)
Crown Castle International Corp. (REIT)	183,601	18,393,148
Lamar Advertising Co. (REIT), Class A	273,878	20,149,205

Total Real Estate		38,542,353

Total Common Stocks (97.4%) (Cost $707,684,701)		837,970,632

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $5,600,527, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $5,712,001. (xx)	$5,600,000	$5,600,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $6,000,775, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $6,670,941. (xx)	6,000,000	6,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $900,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,000,641. (xx)	900,000	900,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,800,280, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,856,006. (xx)	2,800,000	2,800,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,275,683, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,320,974. (xx)	2,275,465	2,275,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	$1,000,000	$1,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,500,335, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,530,999. (xx)	1,500,000	1,500,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,000,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,020,666. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,200,229, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,245,465. (xx)	2,200,000	2,200,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $7,000,782, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $7,140,831. (xx)	7,000,000	7,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $2,000,423, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,500,495, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $5,610,155. (xx)	5,500,000	5,500,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $4,080,007. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		47,775,465

Total Short-Term Investments (5.6%) (Cost $47,775,465)		47,775,465

Total Investments (103.0%) (Cost $755,460,166)		885,746,097
Other Assets Less Liabilities (-3.0%)		(25,507,582)

Net Assets (100%)		$860,238,515

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $46,791,183. This was secured by cash collateral of $47,775,465 which was subsequently invested in joint repurchase agreements with a total value of $47,775,465, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$86,684,722	$—	$—	$86,684,722
Energy	6,256,276	—	—	6,256,276
Financials	66,811,960	—	—	66,811,960
Health Care	175,498,392	—	—	175,498,392
Industrials	149,237,030	6,794,672	—	156,031,702
Information Technology	294,256,065	—	—	294,256,065
Materials	13,889,162	—	—	13,889,162
Real Estate	38,542,353	—	—	38,542,353
Short-Term Investments
Repurchase Agreements	—	47,775,465	—	47,775,465

Total Assets	$831,175,960	$54,570,137	$—	$885,746,097

Total Liabilities	$—	$—	$—	$—

Total	$831,175,960	$54,570,137	$—	$885,746,097

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,955,536
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$90,498,519

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,561,634
Aggregate gross unrealized depreciation	(9,496,342)

Net unrealized appreciation	$130,065,292

Federal income tax cost of investments	$755,680,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $707,684,701)	$837,970,632
Repurchase Agreements (Cost $47,775,465)	47,775,465
Cash	20,785,589
Receivable for securities sold	2,028,108
Dividends, interest and other receivables	231,697
Receivable from Separate Accounts for Trust shares sold	212,119
Security lending income receivable	13,200
Other assets	9,224

Total assets	909,026,034

LIABILITIES
Payable for return of collateral on securities loaned	47,775,465
Investment management fees payable	496,554
Payable to Separate Accounts for Trust shares redeemed	201,400
Distribution fees payable – Class IB	155,284
Administrative fees payable	69,701
Distribution fees payable – Class IA	14,659
Trustees’ fees payable	673
Accrued expenses	73,783

Total liabilities	48,787,519

NET ASSETS	$860,238,515

Net assets were comprised of:
Paid in capital	$649,515,434
Accumulated undistributed net investment income (loss)	(99,317)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	80,535,922
Net unrealized appreciation (depreciation) on investments and foreign currency translations	130,286,476

Net assets	$860,238,515

Class IA
Net asset value, offering and redemption price per share, $71,167,900 / 3,942,886 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.05

Class IB
Net asset value, offering and redemption price per share, $753,133,635 / 42,259,364 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.82

Class K
Net asset value, offering and redemption price per share, $35,936,980 / 1,966,652 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.27

(x)	Includes value of securities on loan of $46,791,183.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $74,733 foreign withholding tax)	$4,128,518
Interest	30,267
Securities lending (net)	86,099

Total income	4,244,884

EXPENSES
Investment management fees	2,867,442
Distribution fees – Class IB	897,900
Administrative fees	402,854
Distribution fees – Class IA	83,916
Professional fees	41,849
Printing and mailing expenses	31,115
Custodian fees	28,507
Trustees’ fees	9,641
Miscellaneous	8,273

Total expenses	4,371,497

NET INVESTMENT INCOME (LOSS)	(126,613)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	10,646,916
Foreign currency transactions	2,736

Net realized gain (loss)	10,649,652

Change in unrealized appreciation (depreciation) on:
Investments	102,643,668
Foreign currency translations	839

Net change in unrealized appreciation (depreciation)	102,644,507

NET REALIZED AND UNREALIZED GAIN (LOSS)	113,294,159

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,167,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(126,613)	$(634,353)
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	10,649,652	72,366,547
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	102,644,507	(112,343,645)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	113,167,546	(40,611,451)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(29,796)
Class IB	—	(326,646)
Class K	—	(14,856)

TOTAL DISTRIBUTIONS	—	(371,298)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 191,873 and 272,968 shares, respectively ]	3,323,498	4,190,276
Capital shares issued in reinvestment of distributions [ 0 and 1,787 shares, respectively ]	—	29,796
Capital shares repurchased [ (335,674) and (789,580) shares, respectively ]	(5,691,283)	(12,155,060)

Total Class IA transactions	(2,367,785)	(7,934,988)

Class IB
Capital shares sold [ 1,265,878 and 2,435,550 shares, respectively ]	21,135,328	36,320,456
Capital shares issued in reinvestment of distributions [ 0 and 19,844 shares, respectively ]	—	326,646
Capital shares repurchased [ (3,182,026) and (7,649,600) shares, respectively ]	(53,177,833)	(116,445,415)

Total Class IB transactions	(32,042,505)	(79,798,313)

Class K
Capital shares sold [ 124,379 and 223,664 shares, respectively ]	2,143,242	3,430,984
Capital shares issued in reinvestment of distributions [ 0 and 882 shares, respectively ]	—	14,856
Capital shares repurchased [ (178,746) and (459,877) shares, respectively ]	(3,070,522)	(7,183,340)

Total Class K transactions	(927,280)	(3,737,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,337,570)	(91,470,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,829,976	(132,453,550)
NET ASSETS:
Beginning of period	782,408,539	914,862,089

End of period (a)	$860,238,515	$782,408,539

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(99,317)	$27,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016		2015	2014		2013	2012
Net asset value, beginning of period	$15.73	$16.45		$17.87	$20.45		$15.64	$14.69

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.01	)###	(0.14)	(0.12	)##	(0.07)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.32	(0.70)		(0.85)	(0.01)		6.06	1.23

Total from investment operations	2.32	(0.71)		(0.99)	(0.13)		5.99	1.28

Less distributions:
Dividends from net investment income	—	—		—	—		—	(0.04)
Distributions from net realized gains	—	(0.01)		(0.43)	(2.45)		(1.18)	(0.26)
Return of capital	—	—		—	—		—	(0.03)

Total dividends and distributions	—	(0.01)		(0.43)	(2.45)		(1.18)	(0.33)

Net asset value, end of period	$18.05	$15.73		$16.45	$17.87		$20.45	$15.64

Total return (b)	14.75%	(4.34)%		(5.48)%	(0.72)%		38.59%	8.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,168	$64,274		$75,683	$89,069		$95,333	$76,410
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08%	1.08%		1.07%	1.07%		1.08%	1.09%
After waivers and fees paid indirectly (a)(f)	1.08%	1.08%		1.07%	1.07%		1.07%	1.08%
Before waivers and fees paid indirectly (a)(f)	1.08%	1.08%		1.07%	1.07%		1.08%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.04)%	(0.09	)%(dd)	(0.81)%	(0.58	)%(aa)	(0.42)%	0.34%
After waivers and fees paid indirectly (a)(f)	(0.04)%	(0.09	)%(dd)	(0.81)%	(0.58	)%(aa)	(0.41)%	0.35%
Before waivers and fees paid indirectly (a)(f)	(0.04)%	(0.09	)%(dd)	(0.81)%	(0.58	)%(aa)	(0.42)%	0.34%
Portfolio turnover rate (z)^	7%	34%		21%	45%		48%	34%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016		2015	2014		2013	2012
Net asset value, beginning of period	$15.53	$16.24		$17.65	$20.23		$15.48	$14.54

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.01	)###	(0.14)	(0.11	)##	(0.07)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.29	(0.69)		(0.84)	(0.02)		6.00	1.22

Total from investment operations	2.29	(0.70)		(0.98)	(0.13)		5.93	1.27

Less distributions:
Dividends from net investment income	—	—		—	—		—	(0.04)
Distributions from net realized gains	—	(0.01)		(0.43)	(2.45)		(1.18)	(0.26)
Return of capital	—	—		—	—		—	(0.03)

Total dividends and distributions	—	(0.01)		(0.43)	(2.45)		(1.18)	(0.33)

Net asset value, end of period	$17.82	$15.53		$16.24	$17.65		$20.23	$15.48

Total return (b)	14.75%	(4.33)%		(5.49)%	(0.73)%		38.60%	8.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$753,134	$685,996		$801,749	$923,131		$1,022,999	$824,892
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08%	1.08%		1.07%	1.07%		1.08%	1.09%
After waivers and fees paid indirectly (a)(f)	1.08%	1.08%		1.07%	1.07%		1.07%	1.08%
Before waivers and fees paid indirectly (a)(f)	1.08%	1.08%		1.07%	1.07%		1.08%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.04)%	(0.09	)%(ee)	(0.81)%	(0.58	)%(bb)	(0.41)%	0.34%
After waivers and fees paid indirectly (a)(f)	(0.04)%	(0.09	)%(ee)	(0.81)%	(0.58	)%(bb)	(0.40)%	0.35%
Before waivers and fees paid indirectly (a)(f)	(0.04)%	(0.09	)%(ee)	(0.81)%	(0.58	)%(bb)	(0.41)%	0.34%
Portfolio turnover rate (z)^	7%	34%		21%	45%		48%	34%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016		2015	2014		2013	2012
Net asset value, beginning of period	$15.90	$16.59		$17.97	$20.50		$15.64	$14.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.02	###	(0.10)	(0.06	)##	(0.03)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35	(0.70)		(0.85)	(0.02)		6.07	1.22

Total from investment operations	2.37	(0.68)		(0.95)	(0.08)		6.04	1.32

Less distributions:
Dividends from net investment income	—	—		—	—		—	(0.08)
Distributions from net realized gains	—	(0.01)		(0.43)	(2.45)		(1.18)	(0.26)
Return of capital	—	—		—	—		—	(0.03)

Total dividends and distributions	—	(0.01)		(0.43)	(2.45)		(1.18)	(0.37)

Net asset value, end of period	$18.27	$15.90		$16.59	$17.97		$20.50	$15.64

Total return (b)	14.91%	(4.12)%		(5.23)%	(0.47)%		38.91%	9.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,937	$32,139		$37,430	$43,862		$47,392	$38,041
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83%	0.83%		0.82%	0.82%		0.83%	0.84%
After waivers and fees paid indirectly (a)(f)	0.83%	0.83%		0.82%	0.82%		0.82%	0.83%
Before waivers and fees paid indirectly (a)(f)	0.83%	0.83%		0.82%	0.82%		0.83%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.21%	0.16	%(ff)	(0.56)%	(0.32	)%(cc)	(0.16)%	0.61%
After waivers and fees paid indirectly (a)(f)	0.21%	0.16	%(ff)	(0.56)%	(0.32	)%(cc)	(0.15)%	0.63%
Before waivers and fees paid indirectly (a)(f)	0.21%	0.16	%(ff)	(0.56)%	(0.32	)%(cc)	(0.16)%	0.61%
Portfolio turnover rate (z)^	7%	34%		21%	45%		48%	34%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.18), $(0.18), and $(0.13) for Class IA, Class IB, and Class K, respectively.
###	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $(0.06), $(0.06) and $(0.02) for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.91)% for income after waivers and reimbursements, (0.91)% for income after waivers, reimbursements and fees paid indirectly, and (0.91)% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.90)% for income after waivers and reimbursements, (0.90)% for income after waivers, reimbursements and fees paid indirectly, and (0.90)% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.64)% for income after waivers and reimbursements, (0.64)% for income after waivers, reimbursements and fees paid indirectly, and (0.64)% for income before waivers, reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.40)% for income after waivers, (0.40)% for income after waivers and fees paid indirectly and (0.40)% before waivers and fees paid indirectly.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.39)% for income after waivers, (0.39)% for income after waivers and fees paid indirectly and (0.39)% before waivers and fees paid indirectly.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.15)% for income after waivers, (0.15)% for income after waivers and fees paid indirectly and (0.15)% before waivers and fees paid indirectly.

See Notes to Financial Statements.

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Exchange Traded Funds	54.9%
U.S. Treasury Obligations	39.9
Repurchase Agreements	5.3
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,059.32	$5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.17	5.68
Class K
Actual	1,000.00	1,060.26	4.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.41	4.43

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.14% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund (x)	33,023	$8,038,129
iShares Core S&P Mid-Cap Fund (x)	40,750	7,088,463
iShares MSCI EAFE Fund	384,001	25,036,865
iShares Russell 2000 Fund	26,759	3,770,878
SPDR S&P500 Fund Trust	33,253	8,040,575

Total Exchange Traded Funds (54.9%) (Cost $46,320,902)		51,974,910

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.9%)
U.S. Treasury Notes 1.500%, 6/15/20	$14,045,000	14,026,347
1.750%, 5/31/22	14,990,000	14,901,348
2.000%, 5/31/24	8,855,000	8,782,292

Total Long-Term Debt Securities (39.9%) (Cost $37,853,151)		37,709,987

SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.3%)
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,002,742, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,042,601. (xx)	2,002,550	2,002,550
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $1,000,112, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $1,020,119. (xx)	1,000,000	1,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,002,550

Total Short-Term Investments (5.3%) (Cost $5,002,550)		5,002,550

Total Investments (100.1%) (Cost $89,176,603)		94,687,447
Other Assets Less Liabilities (-0.1%)		(115,747)

Net Assets (100%)		$94,571,700

(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $4,909,936. This was secured by cash collateral of $5,002,550 which was subsequently invested in joint repurchase agreements with a total value of $5,002,550, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	40	September-17	$4,716,627	$4,713,438	$(3,189)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$51,974,910	$—	$—	$51,974,910
Short-Term Investments
Repurchase Agreements	—	5,002,550	—	5,002,550
U.S. Treasury Obligations	—	37,709,987	—	37,709,987

Total Assets	$51,974,910	$42,712,537	$—	$94,687,447

Liabilities:
Futures	$(3,189)	$—	$—	$(3,189)

Total Liabilities	$(3,189)	$—	$—	$(3,189)

Total	$51,971,721	$42,712,537	$—	$94,684,258

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017 were as follows.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets Unrealized depreciation	$(3,189	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$32,498

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$378

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $3,825,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,883,296
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$180,898,380

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,638,137
Aggregate gross unrealized depreciation	(143,164)

Net unrealized appreciation	$5,494,973

Federal income tax cost of investments	$89,192,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $84,174,053)	$89,684,897
Repurchase Agreements (Cost $5,002,550)	5,002,550
Cash	5,408,131
Cash held as collateral at broker	30,438
Receivable from Separate Accounts for Trust shares sold	135,779
Dividends, interest and other receivables	83,857
Security lending income receivable	1,211
Other assets	865

Total assets	100,347,728

LIABILITIES
Payable for return of collateral on securities loaned	5,002,550
Payable for securities purchased	658,865
Investment management fees payable	52,667
Distribution fees payable – Class IB	16,713
Administrative fees payable	9,415
Due to broker for futures variation margin	3,110
Trustees’ fees payable	63
Payable to Separate Accounts for Trust shares redeemed	11
Accrued expenses	32,634

Total liabilities	5,776,028

NET ASSETS	$94,571,700

Net assets were comprised of:
Paid in capital	$89,276,135
Accumulated undistributed net investment income (loss)	427,939
Accumulated undistributed net realized gain (loss) on investments and futures	(640,029)
Net unrealized appreciation (depreciation) on investments and futures	5,507,655

Net assets	$94,571,700

Class IB
Net asset value, offering and redemption price per share, $83,329,416 / 7,410,043 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.25

Class K
Net asset value, offering and redemption price per share, $11,242,284 / 998,590 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.26

(x)	Includes value of securities on loan of $4,909,936.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$569,159
Interest	272,718
Securities lending (net)	2,747

Total income	844,624

EXPENSES
Investment management fees	308,499
Distribution fees – Class IB	82,791
Administrative fees	47,816
Professional fees	25,831
Offering costs	10,389
Printing and mailing expenses	2,821
Custodian fees	2,480
Trustees’ fees	822
Miscellaneous	478

Gross expenses	481,927
Less: Waiver from investment manager	(57,708)

Net expenses	424,219

NET INVESTMENT INCOME (LOSS)	420,405

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	246,282
Futures	32,498

Net realized gain (loss)	278,780

Change in unrealized appreciation (depreciation) on:
Investments	3,582,066
Futures	378

Net change in unrealized appreciation (depreciation)	3,582,444

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,861,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,281,629

See Notes to Financial Statements.

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AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	February 22, 2016* to December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$420,405	$353,283
Net realized gain (loss) on investments and futures	278,780	(918,809)
Net change in unrealized appreciation (depreciation) on investments and futures	3,582,444	1,925,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,281,629	1,359,685

DIVIDENDS:
Dividends from net investment income
Class IB	—	(320,917)
Class K	—	(90,981)

TOTAL DIVIDENDS	—	(411,898)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,615,024 and 4,904,034 shares, respectively ]	28,794,522	51,739,345
Capital shares issued in reinvestment of dividends [ 0 and 30,292 shares, respectively ]	—	320,917
Capital shares repurchased [ (62,479) and (76,828) shares, respectively ]	(687,988)	(815,493)

Total Class IB transactions	28,106,534	51,244,769

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 8,590 shares, respectively ]	—	90,981

Total Class K transactions	—	9,990,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,106,534	61,235,750

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,388,163	62,183,537
NET ASSETS:
Beginning of period	62,183,537	—

End of period (a)	$94,571,700	$62,183,537

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$427,939	$7,534

* The Portfolio commenced operations on February 22, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11
Net realized and unrealized gain (loss) on investments and futures	0.57		0.58

Total from investment operations	0.63		0.69

Less distributions:
Dividends from net investment income	—		(0.07)

Net asset value, end of period	$11.25		$10.62

Total return (b)	5.93%		6.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,329		$51,581
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.13	%(j)
Before waivers (a)(f)	1.28%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.09%		1.16	%(l)
Before waivers (a)(f)	0.94%		0.71	%(l)
Portfolio turnover rate (z)^	247%		400%

Class K	Six Months Ended June 30, 2017 (Unaudited)		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11
Net realized and unrealized gain (loss) on investments and futures	0.58		0.60

Total from investment operations	0.64		0.71

Less distributions:
Dividends from net investment income	—		(0.09)

Net asset value, end of period	$11.26		$10.62

Total return (b)	6.03%		7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,242		$10,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.88	%(j)	0.87	%(j)
Before waivers (a)(f)	1.04%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.13%		1.20	%(l)
Before waivers (a)(f)	0.97%		0.61	%(l)
Portfolio turnover rate (z)^	247%		400%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	39.9%
Health Care	14.8
Consumer Discretionary	14.4
Consumer Staples	11.3
Financials	8.1
Industrials	7.6
Energy	1.7
Investment Companies	1.6
Materials	0.6
Repurchase Agreements	0.5
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,188.65	$5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,189.31	5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,192.01	4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.4%)
Hotels, Restaurants & Leisure (5.0%)
Yum Brands, Inc.	130,554	$9,629,663
Yum China Holdings, Inc.*	554,172	21,851,002

		31,480,665

Internet & Direct Marketing Retail (7.3%)
Amazon.com, Inc.*	47,815	46,284,920

Textiles, Apparel & Luxury Goods (2.1%)
adidas AG (ADR) (x)	135,575	13,011,133

Total Consumer Discretionary		90,776,718

Consumer Staples (11.3%)
Beverages (6.9%)
Coca-Cola Co. (The)	266,734	11,963,020
Monster Beverage Corp.*	631,351	31,365,518

		43,328,538

Food Products (2.6%)
Danone SA (ADR)	1,070,522	16,079,240

Household Products (1.8%)
Procter & Gamble Co. (The)	131,088	11,424,319

Total Consumer Staples		70,832,097

Energy (1.7%)
Energy Equipment & Services (1.7%)
Schlumberger Ltd.	163,035	10,734,224

Total Energy		10,734,224

Financials (8.1%)
Capital Markets (6.9%)
FactSet Research Systems, Inc.	67,402	11,200,864
MSCI, Inc.	115,424	11,887,518
SEI Investments Co.	371,063	19,955,768

		43,044,150

Consumer Finance (1.2%)
American Express Co.	92,643	7,804,247

Total Financials		50,848,397

Health Care (14.8%)
Biotechnology (4.4%)
Amgen, Inc.	48,672	8,382,778
Regeneron Pharmaceuticals, Inc.*	39,364	19,333,235

		27,716,013

Health Care Equipment & Supplies (3.1%)
Varex Imaging Corp.*	8,357	282,466
Varian Medical Systems, Inc.*	186,209	19,214,907

		19,497,373

Health Care Technology (1.9%)
Cerner Corp.*	175,980	11,697,391

Pharmaceuticals (5.4%)
Merck & Co., Inc.	74,658	4,784,831
Novartis AG (ADR)	126,144	10,529,240
Novo Nordisk A/S (ADR)	435,057	18,659,595

		33,973,666

Total Health Care		92,884,443

Industrials (7.6%)
Air Freight & Logistics (5.0%)
Expeditors International of Washington, Inc.	417,313	$23,569,839
United Parcel Service, Inc., Class B	72,719	8,041,994

		31,611,833

Machinery (2.6%)
Deere & Co.	133,319	16,476,895

Total Industrials		48,088,728

Information Technology (39.9%)
Communications Equipment (4.3%)
Cisco Systems, Inc.	856,302	26,802,253

Internet Software & Services (17.6%)
Alibaba Group Holding Ltd. (ADR)*	277,449	39,092,564
Alphabet, Inc., Class A*	17,112	15,908,684
Alphabet, Inc., Class C*	17,161	15,594,716
Facebook, Inc., Class A*	266,730	40,270,895

		110,866,859

IT Services (4.9%)
Automatic Data Processing, Inc.	54,780	5,612,759
Visa, Inc., Class A	265,425	24,891,556

		30,504,315

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	36,067	2,806,013
QUALCOMM, Inc.	318,947	17,612,253

		20,418,266

Software (9.9%)
Autodesk, Inc.*	239,053	24,101,323
Microsoft Corp.	161,678	11,144,465
Oracle Corp.	544,911	27,321,838

		62,567,626

Total Information Technology		251,159,319

Materials (0.6%)
Metals & Mining (0.6%)
Compass Minerals International, Inc. (x)	53,617	3,501,190

Total Materials		3,501,190

Total Common Stocks (98.4%) (Cost $437,864,169)		618,825,116

SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	9,614,609	9,617,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (0.5%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	$500,000	$500,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $600,057, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $612,000. (xx)	600,000	600,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $500,333, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $510,291. (xx)	500,285	500,285
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	$200,000	$200,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $510,000. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $510,000. (xx)	500,000	500,000

Total Repurchase Agreements		3,300,285

Total Short-Term Investments (2.1%) (Cost $12,918,561)		12,917,778

Total Investments (100.5%) (Cost $450,782,730)		631,742,894
Other Assets Less Liabilities (-0.5%)		(2,963,863)

Net Assets (100%)		$628,779,031

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $3,218,016. This was secured by cash collateral of $3,300,285 which was subsequently invested in joint repurchase agreements with a total value of $3,300,285, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
China	6.2%
Denmark	3.0
France	2.5
Germany	2.1
Switzerland	1.7
United States	85.0
Cash and Other	(0.5)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$90,776,718	$—	$—	$90,776,718
Consumer Staples	70,832,097	—	—	70,832,097
Energy	10,734,224	—	—	10,734,224
Financials	50,848,397	—	—	50,848,397
Health Care	92,884,443	—	—	92,884,443
Industrials	48,088,728	—	—	48,088,728
Information Technology	251,159,319	—	—	251,159,319
Materials	3,501,190	—	—	3,501,190
Short-Term Investments
Investment Companies	9,617,493	—	—	9,617,493
Repurchase Agreements	—	3,300,285	—	3,300,285

Total Assets	$628,442,609	$3,300,285	$—	$631,742,894

Total Liabilities	$—	$—	$—	$—

Total	$628,442,609	$3,300,285	$—	$631,742,894

There were no transfers between Levels 1, 2 or 3 during six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,143,893
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,971,345

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,948,674
Aggregate gross unrealized depreciation	(9,373,109)

Net unrealized appreciation	$180,575,565

Federal income tax cost of investments	$451,167,329

For the six months ended June 30, 2017, the Portfolio incurred approximately $120 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $447,482,445)	$628,442,609
Repurchase Agreements (Cost $3,300,285)	3,300,285
Cash	415,695
Dividends, interest and other receivables	334,615
Receivable from Separate Accounts for Trust shares sold	240,435
Receivable for securities sold	71,648
Security lending income receivable	1,554
Other assets	6,503

Total assets	632,813,344

LIABILITIES
Payable for return of collateral on securities loaned	3,300,285
Investment management fees payable	349,802
Payable to Separate Accounts for Trust shares redeemed	237,044
Administrative fees payable	51,103
Distribution fees payable – Class IB	49,371
Distribution fees payable – Class IA	11,965
Accrued expenses	34,743

Total liabilities	4,034,313

NET ASSETS	$628,779,031

Net assets were comprised of:
Paid in capital	$447,045,795
Accumulated undistributed net investment income (loss)	1,387,640
Accumulated undistributed net realized gain (loss) on investments	(614,568)
Net unrealized appreciation (depreciation) on investments	180,960,164

Net assets	$628,779,031

Class IA
Net asset value, offering and redemption price per share, $58,395,428 / 7,532,098 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.75

Class IB
Net asset value, offering and redemption price per share, $239,347,153 / 30,726,335 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.79

Class K
Net asset value, offering and redemption price per share, $331,036,450 / 42,658,574 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.76

(x)	Includes value of securities on loan of $3,218,016.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$4,015,738
Interest	822
Securities lending (net)	29,981

Total income	4,046,541

EXPENSES
Investment management fees	2,175,203
Administrative fees	285,221
Distribution fees – Class IB	273,528
Distribution fees – Class IA	62,592
Professional fees	32,054
Printing and mailing expenses	21,827
Custodian fees	18,840
Trustees’ fees	6,748
Miscellaneous	5,027

Gross expenses	2,881,040
Less: Waiver from investment manager	(222,139)

Net expenses	2,658,901

NET INVESTMENT INCOME (LOSS)	1,387,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	2,452,379
Net change in unrealized appreciation (depreciation) on investments	97,358,785

NET REALIZED AND UNREALIZED GAIN (LOSS)	99,811,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,198,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,387,640	$2,439,453
Net realized gain (loss) on investments	2,452,379	8,036,432
Net change in unrealized appreciation (depreciation) on investments	97,358,785	26,580,473

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,198,804	37,056,358

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(131,790)
Class IB	—	(624,413)
Class K	—	(1,690,119)

	—	(2,446,322)

Distributions from net realized capital gains
Class IA	—	(884,004)
Class IB	—	(4,195,478)
Class K	—	(6,312,345)

	—	(11,391,827)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(13,838,149)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,557,636 and 2,745,983 shares, respectively ]	11,192,207	17,922,086
Capital shares issued in reinvestment of dividends and distributions [ 0 and 153,711 shares, respectively ]	—	1,015,794
Capital shares repurchased [ (584,980) and (866,048) shares, respectively ]	(4,179,879)	(5,572,212)

Total Class IA transactions	7,012,328	13,365,668

Class IB
Capital shares sold [ 2,157,306 and 5,797,345 shares, respectively ]	15,540,925	37,929,842
Capital shares issued in reinvestment of dividends and distributions [ 0 and 725,668 shares, respectively ]	—	4,819,891
Capital shares repurchased [ (2,040,819) and (4,457,961) shares, respectively ]	(14,588,954)	(28,829,264)

Total Class IB transactions	951,971	13,920,469

Class K
Capital shares sold [ 125,089 and 929,208 shares, respectively ]	882,439	5,437,981
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,210,950 shares, respectively ]	—	8,002,464
Capital shares repurchased [ (2,301,192) and (9,010,846) shares, respectively ]	(16,459,833)	(59,396,296)

Total Class K transactions	(15,577,394)	(45,955,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,613,095)	(18,669,714)

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,585,709	4,548,495
NET ASSETS:
Beginning of period	535,193,322	530,644,827

End of period (a)	$628,779,031	$535,193,322

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,387,640	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.52	$6.25	$5.67	$7.61	$6.97	$6.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.02	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss) on investments	1.22	0.41	0.65	0.59	1.84	0.72

Total from investment operations	1.23	0.43	0.66	0.60	1.88	0.78

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.01)	(0.07)	(0.06)
Distributions from net realized gains	—	(0.14)	(0.07)	(2.53)	(1.17)	—

Total dividends and distributions	—	(0.16)	(0.08)	(2.54)	(1.24)	(0.06)

Net asset value, end of period	$7.75	$6.52	$6.25	$5.67	$7.61	$6.97

Total return (b)	18.87%	6.88%	11.58%	7.82%	27.32%	12.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,395	$42,741	$28,288	$23,784	$23,596	$24,281
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.08%	1.12%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)(f)	1.05%	1.08%	1.12%	1.15%	1.12%	1.12%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.13%	1.16%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.35%	0.29%	0.19%	0.11%	0.47%	0.81%
After waivers and fees paid indirectly (a)(f)	0.35%	0.29%	0.19%	0.11%	0.51%	0.84%
Before waivers and fees paid indirectly (a)(f)	0.27%	0.24%	0.19%	0.10%	0.47%	0.81%
Portfolio turnover rate (z)^	0%	11%	11%	39%	51%	46%

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.55	$6.28	$5.70	$7.64	$6.99	$6.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.02	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss) on investments	1.23	0.41	0.65	0.59	1.85	0.72

Total from investment operations	1.24	0.43	0.66	0.60	1.89	0.78

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.01)	(0.07)	(0.06)
Distributions from net realized gains	—	(0.14)	(0.07)	(2.53)	(1.17)	—

Total dividends and distributions	—	(0.16)	(0.08)	(2.54)	(1.24)	(0.06)

Net asset value, end of period	$7.79	$6.55	$6.28	$5.70	$7.64	$6.99

Total return (b)	18.93%	6.85%	11.52%	7.79%	27.39%	12.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,347	$200,399	$179,251	$172,551	$180,469	$325,822
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.08%	1.12%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)(f)	1.05%	1.08%	1.12%	1.15%	1.12%	1.11%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.13%	1.16%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.34%	0.30%	0.20%	0.11%	0.51%	0.80%
After waivers and fees paid indirectly (a)(f)	0.34%	0.30%	0.20%	0.11%	0.55%	0.83%
Before waivers and fees paid indirectly (a)(f)	0.27%	0.25%	0.19%	0.10%	0.51%	0.80%
Portfolio turnover rate (z)^	0%	11%	11%	39%	51%	46%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	February 9, 2015* to December 31, 2015
Net asset value, beginning of period	$6.51	$6.25	$5.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.23	0.40	0.60

Total from investment operations	1.25	0.44	0.63

Less distributions:
Dividends from net investment income	—	(0.04)	(0.02)
Distributions from net realized gains	—	(0.14)	(0.07)

Total dividends and distributions	—	(0.18)	(0.09)

Net asset value, end of period	$7.76	$6.51	$6.25

Total return (b)	19.20%	6.99%	11.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$331,036	$292,053	$323,106
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.83%	0.86%
After waivers and fees paid indirectly (a)(f)	0.80%	0.83%	0.86%
Before waivers and fees paid indirectly (a)(f)	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.59%	0.56%	0.48	%(l)
After waivers and fees paid indirectly (a)(f)	0.59%	0.56%	0.48	%(l)
Before waivers and fees paid indirectly (a)(f)	0.52%	0.51%	0.47	%(l)
Portfolio turnover rate (z)^	0%	11%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	29.9%
Health Care	23.6
Consumer Discretionary	18.5
Repurchase Agreements	17.2
Industrials	15.5
Financials	3.4
Materials	2.3
Real Estate	1.8
Investment Companies	1.3
Consumer Staples	1.3
Energy	0.6
Telecommunication Services	0.5
Utilities	0.4
Cash and Other	(16.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,126.28	$6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,127.81	4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.5%)
Auto Components (0.7%)
Cooper-Standard Holdings, Inc.*	534	$53,865
Dana, Inc.	9,880	220,620
Dorman Products, Inc.*	3,823	316,430
Fox Factory Holding Corp.*	4,892	174,155
Gentherm, Inc.*	4,028	156,286
Horizon Global Corp.*	3,566	51,208
LCI Industries	3,392	347,341
Shiloh Industries, Inc.*	764	8,969
Standard Motor Products, Inc.	1,895	98,957
Tenneco, Inc.	7,475	432,279

		1,860,110

Automobiles (0.0%)
Winnebago Industries, Inc.	3,871	135,485

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,382	210,989

Diversified Consumer Services (0.6%)
Bridgepoint Education, Inc.*	2,210	32,620
Cambium Learning Group, Inc.*	562	2,849
Capella Education Co.	1,499	128,314
Carriage Services, Inc.	866	23,347
Chegg, Inc. (x)*	11,688	143,646
Collectors Universe, Inc.	1,085	26,962
Grand Canyon Education, Inc.*	6,558	514,212
Houghton Mifflin Harcourt Co.*	10,035	123,431
Liberty Tax, Inc.	187	2,422
Sotheby’s*	5,350	287,135
Strayer Education, Inc.	1,481	138,059
Weight Watchers International, Inc.*	3,643	121,749

		1,544,746

Hotels, Restaurants & Leisure (8.3%)
BJ’s Restaurants, Inc.*	32,260	1,201,685
Bloomin’ Brands, Inc.	13,907	295,246
Bob Evans Farms, Inc.	2,770	198,969
Bojangles’, Inc.*	2,394	38,903
Boyd Gaming Corp.	10,551	261,770
Brinker International, Inc.	5,245	199,835
Buffalo Wild Wings, Inc.*	2,253	285,455
Caesars Entertainment Corp.*	1,058	12,696
Cheesecake Factory, Inc. (The)	6,273	315,532
Churchill Downs, Inc.	1,894	347,170
Chuy’s Holdings, Inc.*	2,366	55,364
ClubCorp Holdings, Inc.	9,061	118,699
Cracker Barrel Old Country Store, Inc. (x)	2,685	449,066
Dave & Buster’s Entertainment, Inc.*	5,877	390,879
Denny’s Corp.*	7,266	85,521
DineEquity, Inc. (x)	1,489	65,590
Eldorado Resorts, Inc.*	6,474	129,480
Empire Resorts, Inc.*	242	5,784
Fiesta Restaurant Group, Inc.*	206	4,254
Golden Entertainment, Inc.*	340	7,041
Habit Restaurants, Inc. (The), Class A*	263,289	4,159,966
ILG, Inc.	1,372	37,716

Intrawest Resorts Holdings, Inc.*	1,456	$34,565
Jack in the Box, Inc.	3,531	347,804
La Quinta Holdings, Inc.*	2,451	36,201
Lindblad Expeditions Holdings, Inc.*	2,739	28,760
Marcus Corp. (The)	2,145	64,779
Marriott Vacations Worldwide Corp.	2,721	320,398
Nathan’s Famous, Inc.*	372	23,436
Noodles & Co. (x)*	1,301	5,074
Papa John’s International, Inc.	3,808	273,262
Penn National Gaming, Inc.*	1,522	32,571
Pinnacle Entertainment, Inc.*	5,147	101,705
Planet Fitness, Inc., Class A	11,804	275,505
Potbelly Corp.*	59,467	683,871
RCI Hospitality Holdings, Inc.	124	2,956
Red Robin Gourmet Burgers, Inc.*	1,701	110,990
Red Rock Resorts, Inc., Class A	9,504	223,819
Ruth’s Hospitality Group, Inc.	4,175	90,806
Scientific Games Corp., Class A*	7,435	194,054
SeaWorld Entertainment, Inc. (x)	9,559	155,525
Shake Shack, Inc., Class A (x)*	240,596	8,391,988
Sonic Corp.	3,294	87,258
Texas Roadhouse, Inc.	9,351	476,433
Wingstop, Inc. (x)	4,122	127,370
Zoe’s Kitchen, Inc. (x)*	216,253	2,575,573

		23,331,324

Household Durables (0.7%)
Cavco Industries, Inc.*	1,192	154,543
Century Communities, Inc.*	225	5,580
GoPro, Inc., Class A (x)*	14,915	121,259
Helen of Troy Ltd.*	1,730	162,793
Hooker Furniture Corp.	1,568	64,523
Hovnanian Enterprises, Inc., Class A*	3,881	10,867
Installed Building Products, Inc.*	3,012	159,485
iRobot Corp. (x)*	3,699	311,233
KB Home	2,636	63,185
La-Z-Boy, Inc.	3,000	97,500
LGI Homes, Inc. (x)*	1,603	64,409
M/I Homes, Inc.*	677	19,328
MDC Holdings, Inc.	2,347	82,920
Meritage Homes Corp.*	352	14,854
PICO Holdings, Inc.*	275	4,813
Taylor Morrison Home Corp., Class A*	8,560	205,526
TopBuild Corp.*	3,081	163,509
TRI Pointe Group, Inc.*	1,256	16,567
Universal Electronics, Inc.*	1,971	131,761
William Lyon Homes, Class A*	628	15,160
ZAGG, Inc.*	2,659	23,000

		1,892,815

Internet & Direct Marketing Retail (2.6%)
1-800-Flowers.com, Inc., Class A*	1,162	11,330
Duluth Holdings, Inc., Class B (x)*	1,372	24,984
Etsy, Inc.*	116,544	1,748,160
Groupon, Inc.*	47,443	182,181
HSN, Inc.	4,525	144,348
MakeMyTrip Ltd. (x)*	34,274	1,149,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Netshoes Cayman Ltd. (x)*	62,434	$1,188,119
Nutrisystem, Inc.	4,144	215,695
Overstock.com, Inc.*	1,192	19,430
PetMed Express, Inc.	2,767	112,340
Shutterfly, Inc.*	4,764	226,290
Wayfair, Inc., Class A (x)*	29,642	2,278,876

		7,301,646

Leisure Products (0.2%)
American Outdoor Brands Corp.*	7,860	174,177
Malibu Boats, Inc., Class A*	2,519	65,167
Marine Products Corp.	1,063	16,593
MCBC Holdings, Inc.*	2,551	49,872
Nautilus, Inc.*	4,253	81,445
Sturm Ruger & Co., Inc.	2,410	149,782

		537,036

Media (0.6%)
Emerald Expositions Events, Inc.	207	4,533
Entravision Communications Corp., Class A	9,436	62,278
Eros International plc (x)*	1,886	21,595
Global Eagle Entertainment, Inc. (x)*	469	1,670
Gray Television, Inc.*	5,872	80,446
Hemisphere Media Group, Inc. (x)*	239	2,832
IMAX Corp.*	8,073	177,606
Liberty Media Corp-Liberty Braves, Class A*	1,382	33,016
Liberty Media Corp-Liberty Braves, Class C*	4,799	115,032
Loral Space & Communications, Inc.*	1,791	74,416
MDC Partners, Inc., Class A (x)	2,572	25,463
New York Times Co. (The), Class A	14,334	253,712
Nexstar Media Group, Inc., Class A	6,363	380,507
Reading International, Inc., Class A*	523	8,436
Sinclair Broadcast Group, Inc., Class A (x)	10,130	333,277
tronc, Inc.*	1,815	23,395
World Wrestling Entertainment, Inc., Class A (x)	5,400	109,998

		1,708,212

Multiline Retail (0.8%)
Big Lots, Inc.	6,301	304,338
Dillard’s, Inc., Class A (x)	26,501	1,528,843
Fred’s, Inc., Class A (x)	295	2,723
Ollie’s Bargain Outlet Holdings, Inc.*	6,656	283,546
Sears Holdings Corp. (x)*	328	2,906

		2,122,356

Specialty Retail (3.5%)
America’s Car-Mart, Inc.*	354	13,771
Asbury Automotive Group, Inc.*	2,629	148,670
At Home Group, Inc.*	589	13,718
Camping World Holdings, Inc., Class A	1,718	53,000

Carvana Co. (x)*	170	$3,480
Children’s Place, Inc. (The)	2,410	246,061
Five Below, Inc.*	157,130	7,757,508
Francesca’s Holdings Corp.*	5,150	56,341
J. Jill, Inc.*	1,608	19,762
Lithia Motors, Inc., Class A	3,262	307,378
Lumber Liquidators Holdings, Inc.*	3,937	98,661
MarineMax, Inc.*	2,100	41,055
Monro Muffler Brake, Inc.	4,438	185,287
Party City Holdco, Inc. (x)*	251	3,928
RH (x)*	4,779	308,341
Select Comfort Corp.*	5,747	203,961
Sportsman’s Warehouse Holdings, Inc. (x)*	5,044	27,238
Tailored Brands, Inc. (x)	2,308	25,757
Tile Shop Holdings, Inc.	4,720	97,468
Winmark Corp.	347	44,746

		9,656,131

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	1,454	84,419
Crocs, Inc.*	7,448	57,424
Culp, Inc.	1,518	49,335
Deckers Outdoor Corp.*	288	19,659
Oxford Industries, Inc.	912	56,991
Steven Madden Ltd.*	8,259	329,947
Superior Uniform Group, Inc.	1,176	26,284
Wolverine World Wide, Inc.	13,181	369,200

		993,259

Total Consumer Discretionary		51,294,109

Consumer Staples (1.3%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	1,251	165,320
Castle Brands, Inc. (x)*	12,115	20,838
Coca-Cola Bottling Co. Consolidated	658	150,596
Craft Brew Alliance, Inc.*	1,759	29,639
MGP Ingredients, Inc. (x)	1,604	82,077
National Beverage Corp.	1,640	153,438
Primo Water Corp.*	3,504	44,501

		646,409

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc. (The) (x)*	2,555	33,215
Performance Food Group Co.*	9,936	272,247
PriceSmart, Inc.	3,084	270,158

		575,620

Food Products (0.5%)
Amplify Snack Brands, Inc. (x)*	4,616	44,498
B&G Foods, Inc. (x)	9,220	328,231
Calavo Growers, Inc.	2,239	154,603
Dean Foods Co.	711	12,087
Freshpet, Inc. (x)*	3,407	56,556
Hostess Brands, Inc.*	619	9,966
J&J Snack Foods Corp.	2,102	277,611
John B Sanfilippo & Son, Inc.	1,195	75,416
Lancaster Colony Corp.	2,625	321,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Landec Corp.*	950	$14,108
Lifeway Foods, Inc.*	670	6,258
Limoneira Co.	552	13,044
Tootsie Roll Industries, Inc. (x)	1,635	56,980

		1,371,236

Household Products (0.2%)
Central Garden & Pet Co.*	201	6,390
Central Garden & Pet Co., Class A*	629	18,882
HRG Group, Inc.*	15,721	278,419
WD-40 Co.	1,928	212,755

		516,446

Personal Products (0.1%)
elf Beauty, Inc. (x)*	2,879	78,338
Inter Parfums, Inc.	1,102	40,388
Medifast, Inc.	1,527	63,325
Natural Health Trends Corp.	1,034	28,797
Revlon, Inc., Class A*	514	12,182
USANA Health Sciences, Inc.*	1,623	104,034

		327,064

Tobacco (0.1%)
Turning Point Brands, Inc.*	680	10,431
Vector Group Ltd.	6,078	129,583

		140,014

Total Consumer Staples		3,576,789

Energy (0.6%)
Energy Equipment & Services (0.2%)
Fairmount Santrol Holdings, Inc.*	19,254	75,091
Keane Group, Inc.*	4,062	64,992
NCS Multistage Holdings, Inc.*	1,440	36,259
ProPetro Holding Corp.*	2,337	32,625
RigNet, Inc.*	1,801	28,906
Select Energy Services, Inc., Class A*	535	6,500
Smart Sand, Inc.*	2,719	24,226
Solaris Oilfield Infrastructure, Inc., Class A*	1,313	15,139
US Silica Holdings, Inc.	7,005	248,607

		532,345

Oil, Gas & Consumable Fuels (0.4%)
Abraxas Petroleum Corp.*	19,243	31,174
Ardmore Shipping Corp.	1,972	16,072
Bonanza Creek Energy, Inc.*	183	5,803
Carrizo Oil & Gas, Inc.*	8,829	153,801
CVR Energy, Inc. (x)	165	3,590
Energy XXI Gulf Coast, Inc.*	695	12,906
Evolution Petroleum Corp. (x)	3,539	28,666
Gastar Exploration, Inc. (x)*	12,156	11,256
Isramco, Inc.*	104	11,898
Jagged Peak Energy, Inc. (x)*	4,440	59,274
Jones Energy, Inc., Class A*	1,612	2,579
Lilis Energy, Inc. (x)*	5,859	28,709
Matador Resources Co.*	12,571	268,641
Panhandle Oil and Gas, Inc., Class A	1,229	28,390
Par Pacific Holdings, Inc. (x)*	1,738	31,354
Penn Virginia Corp. (x)*	1,790	65,783

Resolute Energy Corp. (x)*	180	$5,359
Ring Energy, Inc.*	5,945	77,285
Sanchez Energy Corp. (x)*	7,798	55,990
SilverBow Resources, Inc.*	205	5,363
SRC Energy, Inc.*	3,367	22,660
Tellurian, Inc.*	7,735	77,582
Ultra Petroleum Corp. (x)*	2,391	25,942
Uranium Energy Corp. (x)*	17,802	28,305
W&T Offshore, Inc.*	1,311	2,570
Westmoreland Coal Co.*	574	2,795

		1,063,747

Total Energy		1,596,092

Financials (3.4%)
Banks (1.2%)
Access National Corp.	130	3,448
Allegiance Bancshares, Inc.*	1,120	42,896
Ameris Bancorp	3,853	185,715
Atlantic Capital Bancshares, Inc.*	538	10,222
Bank of NT Butterfield & Son Ltd. (The)	5,336	181,958
Bankwell Financial Group, Inc.	127	3,966
Blue Hills Bancorp, Inc.	1,606	28,747
BSB Bancorp, Inc.*	305	8,921
Capstar Financial Holdings, Inc.*	333	5,907
Carolina Financial Corp.	1,411	45,604
CoBiz Financial, Inc.	509	8,857
ConnectOne Bancorp, Inc.	1,145	25,820
CU Bancorp*	277	10,014
Eagle Bancorp, Inc.*	3,559	225,285
Equity Bancshares, Inc., Class A*	494	15,136
FB Financial Corp.*	455	16,466
First Connecticut Bancorp, Inc.	467	11,979
First Financial Bankshares, Inc.	5,796	256,182
First Financial Northwest, Inc.	165	2,661
First Foundation, Inc.*	1,375	22,591
First of Long Island Corp. (The)	613	17,532
Franklin Financial Network, Inc.*	441	18,191
Glacier Bancorp, Inc.	1,748	63,994
Green Bancorp, Inc.*	588	11,407
Guaranty Bancorp	638	17,354
Guaranty Bancshares, Inc.	273	8,722
HarborOne Bancorp, Inc.*	849	16,946
Heritage Commerce Corp.	434	5,981
Home BancShares, Inc.	16,999	423,274
Howard Bancorp, Inc.*	226	4,351
Investar Holding Corp. (x)	355	8,130
Lakeland Financial Corp.	551	25,280
LegacyTexas Financial Group, Inc.	2,751	104,896
Live Oak Bancshares, Inc. (x)	2,774	67,131
MB Financial, Inc.	961	42,322
Midland States Bancorp, Inc.	141	4,726
National Bank Holdings Corp., Class A	1,238	40,990
National Commerce Corp.*	667	26,380
Old Line Bancshares, Inc.	132	3,720
Opus Bank	1,954	47,287
Pacific Continental Corp.	1,565	39,986
Pacific Premier Bancorp, Inc.*	1,910	70,479
Paragon Commercial Corp. (x)*	61	3,201
Park Sterling Corp.	2,539	30,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

People’s Utah Bancorp	231	$6,191
Preferred Bank	1,814	96,995
Republic First Bancorp, Inc.*	1,485	13,736
ServisFirst Bancshares, Inc.	6,481	239,084
Stonegate Bank	398	18,380
Sunshine Bancorp, Inc.*	164	3,495
Texas Capital Bancshares, Inc.*	5,346	413,779
Tompkins Financial Corp.	111	8,738
TriState Capital Holdings, Inc.*	852	21,470
Union Bankshares, Inc. (x)	483	22,943
Veritex Holdings, Inc.*	633	16,667
West Bancorp, Inc.	492	11,636

		3,087,932

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	6,273	192,581
Cohen & Steers, Inc.	2,958	119,917
Cowen, Inc. (x)*	267	4,339
Diamond Hill Investment Group, Inc.	443	88,334
Donnelley Financial Solutions, Inc.*	3,392	77,880
Evercore Partners, Inc., Class A	5,725	403,613
Fifth Street Asset Management, Inc.	804	3,899
Financial Engines, Inc.	8,179	299,351
GAMCO Investors, Inc., Class A	138	4,085
Hamilton Lane, Inc., Class A	1,340	29,467
Houlihan Lokey, Inc.	3,026	105,607
Investment Technology Group, Inc.	675	14,337
Ladenburg Thalmann Financial Services, Inc.*	1,479	3,609
Medley Management, Inc., Class A	657	4,271
Moelis & Co., Class A	3,508	136,286
OM Asset Management plc	7,724	114,779
Piper Jaffray Cos.	108	6,475
Pzena Investment Management, Inc., Class A	1,771	17,993
Silvercrest Asset Management Group, Inc., Class A	913	12,280
Value Line, Inc.	151	2,763
Virtu Financial, Inc., Class A (x)	3,453	60,945
Virtus Investment Partners, Inc.	132	14,645
Westwood Holdings Group, Inc.	1,153	65,364
WisdomTree Investments, Inc. (x)	16,186	164,612

		1,947,432

Consumer Finance (0.7%)
Enova International, Inc.*	1,442	21,414
FirstCash, Inc.	1,231	71,767
Green Dot Corp., Class A*	6,388	246,130
LendingClub Corp.*	278,717	1,535,730
PRA Group, Inc.*	3,812	144,475
Regional Management Corp.*	182	4,301

		2,023,817

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	9,833
NewStar Financial, Inc.	693	7,277

		17,110

Insurance (0.5%)
Atlas Financial Holdings, Inc.*	752	$11,205
Crawford & Co., Class B	1,367	12,713
eHealth, Inc.*	1,950	36,660
HCI Group, Inc.	647	30,396
Health Insurance Innovations, Inc., Class A*	1,570	36,895
Heritage Insurance Holdings, Inc.	455	5,924
Infinity Property & Casualty Corp.	208	19,552
Investors Title Co.	158	30,564
Kinsale Capital Group, Inc.	2,011	75,030
Maiden Holdings Ltd.	1,042	11,566
National General Holdings Corp.	4,243	89,527
Primerica, Inc.	6,379	483,209
RLI Corp.	4,510	246,336
State National Cos., Inc.	3,792	69,697
Stewart Information Services Corp.	171	7,760
Third Point Reinsurance Ltd.*	5,383	74,824
Trupanion, Inc. (x)*	3,125	69,938
United Insurance Holdings Corp.	1,830	28,786
Universal Insurance Holdings, Inc. (x)	3,372	84,974

		1,425,556

Thrifts & Mortgage Finance (0.3%)
Bear State Financial, Inc.	283	2,677
BofI Holding, Inc. (x)*	3,583	84,989
Charter Financial Corp.	362	6,516
Essent Group Ltd.*	10,844	402,746
Greene County Bancorp, Inc. (x)	301	8,187
Hingham Institution for Savings	90	16,374
LendingTree, Inc. (x)*	893	153,775
Meridian Bancorp, Inc.	1,073	18,134
Meta Financial Group, Inc.	124	11,036
NMI Holdings, Inc., Class A*	1,204	13,786
Northfield Bancorp, Inc.	589	10,101
Ocwen Financial Corp. (x)*	982	2,642
Southern Missouri Bancorp, Inc.	86	2,774
Walker & Dunlop, Inc.*	3,329	162,555
Waterstone Financial, Inc.	319	6,013
Western New England Bancorp, Inc.	306	3,106
WSFS Financial Corp.	1,121	50,837

		956,248

Total Financials		9,458,095

Health Care (23.6%)
Biotechnology (5.3%)
Acceleron Pharma, Inc.*	3,703	112,534
Achaogen, Inc. (x)*	4,054	88,093
Acorda Therapeutics, Inc.*	902	17,769
Adamas Pharmaceuticals, Inc. (x)*	1,013	17,717
Aduro Biotech, Inc. (x)*	5,649	64,399
Advaxis, Inc. (x)*	4,665	30,276
Agenus, Inc.*	9,126	35,683
Agios Pharmaceuticals, Inc. (x)*	7,430	382,274
Aimmune Therapeutics, Inc. (x)*	4,897	100,682
Akebia Therapeutics, Inc.*	5,130	73,718
Alder Biopharmaceuticals, Inc.*	1,108	12,687
Alnylam Pharmaceuticals, Inc. (x)*	5,575	444,662
Amicus Therapeutics, Inc. (x)*	20,065	202,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

AnaptysBio, Inc.*	733	$17,541
Anavex Life Sciences Corp. (x)*	5,326	28,334
Arena Pharmaceuticals, Inc.*	4,485	75,662
Array BioPharma, Inc.*	21,185	177,318
Asterias Biotherapeutics, Inc. (x)*	3,921	13,920
Athersys, Inc. (x)*	13,027	19,671
Audentes Therapeutics, Inc. (x)*	1,929	36,902
Avexis, Inc. (x)*	3,431	281,891
Axovant Sciences Ltd.*	4,169	96,679
Bellicum Pharmaceuticals, Inc. (x)*	34,176	399,176
BioCryst Pharmaceuticals, Inc. (x)*	9,428	52,420
Biohaven Pharmaceutical Holding Co. Ltd.*	1,237	30,925
BioSpecifics Technologies Corp.*	794	39,311
Bluebird Bio, Inc.*	2,470	259,474
Blueprint Medicines Corp.*	5,425	274,885
Calithera Biosciences, Inc. (x)*	4,275	63,484
Cara Therapeutics, Inc. (x)*	3,226	49,648
Catalyst Pharmaceuticals, Inc. (x)*	9,961	27,492
ChemoCentryx, Inc.*	3,405	31,871
Clovis Oncology, Inc.*	6,052	566,648
Coherus Biosciences, Inc. (x)*	5,343	76,672
Conatus Pharmaceuticals, Inc. (x)*	3,578	20,609
Concert Pharmaceuticals, Inc. (x)*	986	13,755
Corbus Pharmaceuticals Holdings, Inc. (x)*	6,160	38,808
Curis, Inc.*	16,486	31,159
Cytokinetics, Inc.*	5,791	70,071
CytomX Therapeutics, Inc.*	4,034	62,527
Dynavax Technologies Corp.*	541	5,221
Eagle Pharmaceuticals, Inc.*	1,157	91,276
Edge Therapeutics, Inc.*	2,687	27,569
Editas Medicine, Inc. (x)*	23,595	395,924
Emergent BioSolutions, Inc.*	2,263	76,738
Epizyme, Inc.*	4,143	62,559
Esperion Therapeutics, Inc.*	2,086	96,540
Exact Sciences Corp.*	15,370	543,637
Fate Therapeutics, Inc. (x)*	1,225	3,969
FibroGen, Inc.*	8,291	267,799
Flexion Therapeutics, Inc. (x)*	3,938	79,626
Fortress Biotech, Inc. (x)*	4,640	22,040
Foundation Medicine, Inc. (x)*	2,022	80,375
Genocea Biosciences, Inc.*	3,259	17,012
Genomic Health, Inc.*	2,787	90,717
Geron Corp. (x)*	20,822	57,677
Global Blood Therapeutics, Inc. (x)*	5,156	141,017
Halozyme Therapeutics, Inc.*	15,261	195,646
Heron Therapeutics, Inc. (x)*	5,451	75,496
Idera Pharmaceuticals, Inc.*	13,327	22,922
Ignyta, Inc.*	6,948	71,912
Immune Design Corp.*	288	2,808
ImmunoGen, Inc. (x)*	11,990	85,249
Immunomedics, Inc. (x)*	5,531	48,839
Inovio Pharmaceuticals, Inc. (x)*	9,431	73,939
Insmed, Inc.*	7,426	127,430
Insys Therapeutics, Inc.*	3,342	42,276
Intellia Therapeutics, Inc. (x)*	24,557	392,912
Intrexon Corp. (x)*	20,779	500,566
Invitae Corp. (x)*	5,383	51,461

Iovance Biotherapeutics, Inc.*	524	$3,851
Ironwood Pharmaceuticals, Inc.*	18,833	355,567
Jounce Therapeutics, Inc.*	918	12,880
Juno Therapeutics, Inc. (x)*	14,107	421,658
Karyopharm Therapeutics, Inc.*	991	8,969
Keryx Biopharmaceuticals, Inc. (x)*	11,469	82,921
Kindred Biosciences, Inc.*	392	3,371
Kite Pharma, Inc. (x)*	6,833	708,376
Kura Oncology, Inc.*	1,926	17,912
La Jolla Pharmaceutical Co. (x)*	2,485	73,978
Lexicon Pharmaceuticals, Inc. (x)*	5,997	98,651
Ligand Pharmaceuticals, Inc. (x)*	2,865	347,811
Loxo Oncology, Inc.*	2,796	224,211
MacroGenics, Inc.*	1,336	23,393
Madrigal Pharmaceuticals, Inc. (x)*	492	8,000
Matinas BioPharma Holdings, Inc.*	7,231	12,220
MediciNova, Inc. (x)*	3,754	19,746
Merrimack Pharmaceuticals, Inc. (x)	10,964	13,595
MiMedx Group, Inc. (x)*	14,478	216,736
Minerva Neurosciences, Inc.*	2,879	25,479
Miragen Therapeutics, Inc. (x)*	1,324	17,119
Momenta Pharmaceuticals, Inc.*	2,499	42,233
Natera, Inc.*	4,347	47,208
NewLink Genetics Corp. (x)*	3,033	22,293
Novavax, Inc. (x)*	15,211	17,493
Nymox Pharmaceutical Corp.*	1,434	6,310
Oncocyte Corp. (x)*	554	2,881
Organovo Holdings, Inc. (x)*	13,515	35,544
Ovid therapeutics, Inc.*	681	7,144
Pieris Pharmaceuticals, Inc. (x)*	4,767	24,121
Portola Pharmaceuticals, Inc.*	6,421	360,668
Progenics Pharmaceuticals, Inc.*	9,978	67,751
Protagonist Therapeutics, Inc. (x)*	562	6,356
Prothena Corp. plc*	4,161	225,193
PTC Therapeutics, Inc.*	3,751	68,756
Puma Biotechnology, Inc.*	4,019	351,261
Ra Pharmaceuticals, Inc.*	1,623	30,415
Radius Health, Inc. (x)*	5,199	235,151
REGENXBIO, Inc.*	1,064	21,014
Repligen Corp.*	4,790	198,498
Rigel Pharmaceuticals, Inc.*	17,124	46,749
Sage Therapeutics, Inc.*	4,829	384,582
Sangamo Therapeutics, Inc.*	9,989	87,903
Sarepta Therapeutics, Inc.*	5,557	187,326
Selecta Biosciences, Inc.*	1,611	31,994
Seres Therapeutics, Inc. (x)*	2,833	32,013
Spark Therapeutics, Inc.*	3,246	193,916
Stemline Therapeutics, Inc.*	423	3,892
Strongbridge Biopharma plc*	2,914	20,835
Syndax Pharmaceuticals, Inc. (x)*	1,110	15,507
Synergy Pharmaceuticals, Inc. (x)*	31,641	140,802
Syros Pharmaceuticals, Inc.*	1,716	27,610
TG Therapeutics, Inc. (x)*	6,766	67,998
Tocagen, Inc.*	1,021	12,283
Trevena, Inc.*	428	984
Ultragenyx Pharmaceutical, Inc.*	5,551	344,773
Vanda Pharmaceuticals, Inc.*	6,133	99,968
VBI Vaccines, Inc. (x)*	2,843	12,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Veracyte, Inc. (x)*	3,228	$26,889
Versartis, Inc.*	4,523	78,926
vTv Therapeutics, Inc., Class A*	949	4,717
XBiotech, Inc. (x)*	2,520	11,844
Xencor, Inc.*	5,313	112,157
ZIOPHARM Oncology, Inc. (x)*	18,345	114,106

		14,717,429

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	3,059	162,188
Accuray, Inc.*	11,511	54,677
Anika Therapeutics, Inc.*	1,661	81,954
Antares Pharma, Inc. (x)*	19,936	64,194
AtriCure, Inc.*	4,414	107,040
Atrion Corp.	192	123,514
AxoGen, Inc.*	3,815	63,901
Cantel Medical Corp.	5,080	395,783
Cardiovascular Systems, Inc.*	4,463	143,842
Cerus Corp. (x)*	12,636	31,716
ConforMIS, Inc.*	1,891	8,112
Corindus Vascular Robotics, Inc. (x)*	11,533	21,451
CryoLife, Inc.*	3,122	62,284
Cutera, Inc.*	1,851	47,941
Endologix, Inc. (x)*	11,742	57,066
Entellus Medical, Inc.*	1,656	27,423
FONAR Corp.*	742	20,591
GenMark Diagnostics, Inc.*	6,063	71,725
Glaukos Corp.*	4,005	166,087
Globus Medical, Inc., Class A*	9,868	327,124
Haemonetics Corp.*	5,933	234,294
ICU Medical, Inc.*	1,485	256,163
Inogen, Inc.*	2,393	228,340
Insulet Corp.*	8,124	416,842
Integra LifeSciences Holdings Corp.*	8,611	469,386
iRhythm Technologies, Inc.*	1,920	81,581
K2M Group Holdings, Inc.*	5,638	137,342
Lantheus Holdings, Inc.*	3,337	58,898
LeMaitre Vascular, Inc.	2,060	64,313
Masimo Corp.*	6,269	571,608
Meridian Bioscience, Inc.	5,127	80,750
Merit Medical Systems, Inc.*	6,791	259,077
Natus Medical, Inc.*	4,533	169,081
Neogen Corp.*	5,182	358,128
Nevro Corp.*	3,875	288,416
Novocure Ltd. (x)*	8,057	139,386
NuVasive, Inc.*	7,096	545,824
NxStage Medical, Inc.*	9,074	227,485
Obalon Therapeutics, Inc. (x)*	683	6,769
OraSure Technologies, Inc.*	7,490	129,277
Orthofix International NV*	477	22,171
Oxford Immunotec Global plc*	3,265	54,917
Penumbra, Inc.*	31,404	2,755,702
Pulse Biosciences, Inc. (x)*	1,269	43,819
Quidel Corp.*	3,859	104,733
Quotient Ltd.*	2,262	16,648
Rockwell Medical, Inc. (x)*	6,089	48,286
RTI Surgical, Inc.*	5,720	33,462
Spectranetics Corp. (The)*	6,059	232,666
STAAR Surgical Co.*	5,867	63,364
Surmodics, Inc.*	1,865	52,500

Tactile Systems Technology, Inc.*	1,266	$36,182
Utah Medical Products, Inc.	400	28,960
Varex Imaging Corp.*	5,253	177,551
ViewRay, Inc. (x)*	4,043	26,158
Viveve Medical, Inc.*	2,052	14,733
Wright Medical Group NV*	14,595	401,217

		10,874,642

Health Care Providers & Services (3.5%)
Addus HomeCare Corp.*	1,035	38,502
Almost Family, Inc.*	452	27,866
Amedisys, Inc.*	3,981	250,047
American Renal Associates Holdings, Inc.*	1,233	22,872
AMN Healthcare Services, Inc.*	6,607	258,003
BioScrip, Inc. (x)*	1,619	4,396
BioTelemetry, Inc.*	3,901	130,488
Capital Senior Living Corp.*	3,453	52,520
Chemed Corp.	2,201	450,171
Civitas Solutions, Inc.*	2,173	38,028
CorVel Corp.*	1,324	62,824
Cross Country Healthcare, Inc.*	2,321	29,964
Ensign Group, Inc. (The)	3,969	86,405
Genesis Healthcare, Inc.*	5,025	8,744
HealthEquity, Inc.*	114,986	5,729,751
HealthSouth Corp.	12,508	605,387
Landauer, Inc.	1,276	66,735
LHC Group, Inc.*	2,059	139,786
Magellan Health, Inc.*	2,440	177,876
Molina Healthcare, Inc.*	6,163	426,356
National Research Corp., Class A	1,210	32,549
Providence Service Corp. (The)*	1,322	66,906
R1 RCM, Inc. (x)*	12,849	48,184
RadNet, Inc.*	5,238	40,595
Select Medical Holdings Corp.*	14,998	230,219
Surgery Partners, Inc.*	2,632	59,878
Teladoc, Inc. (x)*	7,520	260,944
Tenet Healthcare Corp. (x)*	11,391	220,302
Tivity Health, Inc.*	3,399	135,450
Triple-S Management Corp., Class B*	702	11,871
US Physical Therapy, Inc.	1,693	102,257

		9,815,876

Health Care Technology (8.4%)
athenahealth, Inc. (x)*	68,276	9,596,191
Castlight Health, Inc., Class B (x)*	193,478	802,934
Computer Programs & Systems, Inc.	840	27,552
Cotiviti Holdings, Inc.*	177,118	6,578,162
Evolent Health, Inc., Class A*	1,336	33,868
HealthStream, Inc.*	3,609	94,989
HMS Holdings Corp.*	10,197	188,645
Inovalon Holdings, Inc., Class A*	8,736	114,878
Medidata Solutions, Inc.*	7,878	616,060
Omnicell, Inc.*	5,121	220,715
Quality Systems, Inc.*	4,707	81,007
Simulations Plus, Inc. (x)	1,479	18,266
Tabula Rasa HealthCare, Inc.*	1,279	19,249
Veeva Systems, Inc., Class A*	77,298	4,739,140
Vocera Communications, Inc.*	3,911	103,329

		23,234,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc. (x)*	3,426	$93,701
Albany Molecular Research, Inc.*	3,623	78,619
Cambrex Corp.*	4,542	271,385
Enzo Biochem, Inc.*	5,418	59,815
Fluidigm Corp.*	4,318	17,445
INC Research Holdings, Inc., Class A*	7,634	446,589
Luminex Corp.	2,562	54,109
NanoString Technologies, Inc.*	955	15,796
NeoGenomics, Inc.*	7,776	69,673
Pacific Biosciences of California, Inc. (x)*	11,803	42,019
PAREXEL International Corp.*	7,043	612,106
PRA Health Sciences, Inc.*	5,417	406,329

		2,167,586

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	2,811	76,234
Aerie Pharmaceuticals, Inc.*	4,246	223,127
Amphastar Pharmaceuticals, Inc.*	5,148	91,943
ANI Pharmaceuticals, Inc.*	1,125	52,650
Aratana Therapeutics, Inc.*	5,228	37,798
Assembly Biosciences, Inc.*	1,932	39,896
Catalent, Inc.*	17,589	617,374
Cempra, Inc.*	592	2,723
Clearside Biomedical, Inc. (x)*	1,613	14,694
Collegium Pharmaceutical, Inc. (x)*	199	2,489
Corcept Therapeutics, Inc.*	12,721	150,108
Corium International, Inc. (x)*	2,730	20,366
Depomed, Inc.*	8,016	86,092
Dermira, Inc.*	4,383	127,721
Durect Corp. (x)*	19,065	29,741
Heska Corp.*	915	93,394
Innoviva, Inc.*	10,635	136,128
Intersect ENT, Inc.*	3,650	102,018
Medicines Co. (The) (x)*	8,901	338,327
MyoKardia, Inc.*	2,174	28,479
Nektar Therapeutics*	20,711	404,900
Neos Therapeutics, Inc. (x)*	2,518	18,381
Ocular Therapeutix, Inc. (x)*	3,201	29,673
Omeros Corp. (x)*	5,812	115,688
Pacira Pharmaceuticals, Inc.*	5,493	262,016
Paratek Pharmaceuticals, Inc. (x)*	3,280	79,048
Phibro Animal Health Corp., Class A	2,497	92,514
Prestige Brands Holdings, Inc.*	7,460	393,963
Reata Pharmaceuticals, Inc., Class A*	1,176	37,209
Revance Therapeutics, Inc. (x)*	3,118	82,315
SciClone Pharmaceuticals, Inc.*	2,583	28,413
Sucampo Pharmaceuticals, Inc., Class A*	2,903	30,482
Supernus Pharmaceuticals, Inc.*	6,627	285,624
Teligent, Inc.*	5,788	52,960
TherapeuticsMD, Inc. (x)*	21,814	114,960
Theravance Biopharma, Inc. (x)*	5,828	232,188
WaVe Life Sciences Ltd. (x)*	1,643	30,560
Zogenix, Inc.*	2,575	37,338
Zynerba Pharmaceuticals, Inc. (x)*	1,589	26,965

		4,626,499

Total Health Care		65,437,017

Industrials (15.5%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	9,654	$200,803
Astronics Corp.*	2,990	91,105
Axon Enterprise, Inc. (x)*	7,297	183,447
Curtiss-Wright Corp.	4,622	424,207
Kratos Defense & Security Solutions, Inc.*	3,830	45,462
Mercury Systems, Inc.*	6,038	254,139
Moog, Inc., Class A*	401	28,760
National Presto Industries, Inc.	97	10,719
Sparton Corp.*	80	1,759
Vectrus, Inc.*	324	10,472

		1,250,873

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	7,260	158,123
Forward Air Corp.	4,188	223,136
Radiant Logistics, Inc.*	5,189	27,917

		409,176

Airlines (0.2%)
Allegiant Travel Co.	1,833	248,555
Hawaiian Holdings, Inc.*	6,729	315,926

		564,481

Building Products (1.0%)
AAON, Inc.	5,800	213,730
Advanced Drainage Systems, Inc.	4,949	99,475
American Woodmark Corp.*	1,970	188,234
Apogee Enterprises, Inc.	3,954	224,744
Builders FirstSource, Inc.*	13,526	207,218
Caesarstone Ltd.*	2,020	70,801
Continental Building Products, Inc.*	5,506	128,290
CSW Industrials, Inc.*	857	33,123
Griffon Corp.	3,499	76,803
Insteel Industries, Inc.	2,283	75,271
JELD-WEN Holding, Inc.*	3,190	103,547
Masonite International Corp.*	4,159	314,004
NCI Building Systems, Inc.*	5,558	92,819
Patrick Industries, Inc.*	2,263	164,860
PGT Innovations, Inc.*	6,850	87,680
Ply Gem Holdings, Inc.*	3,089	55,448
Quanex Building Products Corp.	473	10,004
Simpson Manufacturing Co., Inc.	874	38,203
Trex Co., Inc.*	4,135	279,773
Universal Forest Products, Inc.	2,470	215,656

		2,679,683

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	3,964	164,585
Advanced Disposal Services, Inc.*	3,486	79,237
Aqua Metals, Inc. (x)*	2,320	29,116
Brady Corp., Class A	5,112	173,297
Brink’s Co. (The)	6,412	429,604
Casella Waste Systems, Inc., Class A*	1,058	17,362
Covanta Holding Corp. (x)	16,442	217,034
Deluxe Corp.	6,823	472,289
Healthcare Services Group, Inc.	9,949	465,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Heritage-Crystal Clean, Inc.*	1,126	$17,903
Herman Miller, Inc.	7,106	216,022
HNI Corp.	6,177	246,277
Hudson Technologies, Inc.*	5,100	43,095
InnerWorkings, Inc.*	6,007	69,681
Interface, Inc.	7,805	153,368
Kimball International, Inc., Class B	4,444	74,170
Knoll, Inc.	6,362	127,558
Matthews International Corp., Class A	4,384	268,520
McGrath RentCorp	213	7,376
MSA Safety, Inc.	4,654	377,765
Multi-Color Corp.	1,931	157,570
Quad/Graphics, Inc.	2,528	57,942
RR Donnelley & Sons Co.	2,658	33,331
SP Plus Corp.*	751	22,943
Steelcase, Inc., Class A	9,741	136,374
Team, Inc.*	1,892	44,367
Tetra Tech, Inc.	7,441	340,426
US Ecology, Inc.	3,059	154,480
Viad Corp.	1,744	82,404
West Corp.	980	22,854

		4,702,862

Construction & Engineering (0.7%)
Argan, Inc.	2,031	121,860
Comfort Systems USA, Inc.	5,147	190,954
Dycom Industries, Inc.*	4,269	382,161
EMCOR Group, Inc.	6,202	405,486
Granite Construction, Inc.	4,344	209,555
Great Lakes Dredge & Dock Corp.*	576	2,477
HC2 Holdings, Inc.*	5,604	32,952
KBR, Inc.	2,223	33,834
MasTec, Inc.*	9,316	420,616
MYR Group, Inc.*	990	30,710
NV5 Global, Inc.*	859	36,508
Orion Group Holdings, Inc.*	1,774	13,252
Primoris Services Corp.	5,506	137,320
Sterling Construction Co., Inc.*	803	10,495
Tutor Perini Corp.*	828	23,805

		2,051,985

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	920	25,042
Atkore International Group, Inc.*	4,584	103,369
AZZ, Inc.	3,631	202,610
Energous Corp. (x)*	2,631	42,780
EnerSys	6,099	441,873
Generac Holdings, Inc.*	8,614	311,224
General Cable Corp.	6,531	106,782
Plug Power, Inc. (x)*	31,235	63,719
TPI Composites, Inc.*	1,481	27,369
Vicor Corp.*	2,159	38,646

		1,363,414

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,046	168,032

Machinery (4.7%)
Actuant Corp., Class A	4,223	103,886
Alamo Group, Inc.	1,139	103,433

Albany International Corp., Class A	3,138	$167,569
Altra Industrial Motion Corp.	4,001	159,240
Astec Industries, Inc.	1,472	81,711
Barnes Group, Inc.	946	55,369
Blue Bird Corp.*	513	8,721
CIRCOR International, Inc.	1,126	66,862
Commercial Vehicle Group, Inc.*	3,482	29,423
Douglas Dynamics, Inc.	3,086	101,529
Energy Recovery, Inc. (x)*	5,033	41,724
EnPro Industries, Inc.	2,962	211,398
ExOne Co. (The) (x)*	1,423	16,293
Federal Signal Corp.	1,986	34,477
Franklin Electric Co., Inc.	6,124	253,534
Global Brass & Copper Holdings, Inc.	2,814	85,968
Harsco Corp.*	11,217	180,594
Hillenbrand, Inc.	8,857	319,738
Hyster-Yale Materials Handling, Inc.	1,204	84,581
John Bean Technologies Corp.	4,406	431,788
Kadant, Inc.	1,512	113,702
Kennametal, Inc.	11,224	420,002
Lindsay Corp. (x)	1,462	130,484
Lydall, Inc.*	2,342	121,081
Milacron Holdings Corp.*	5,525	97,185
Miller Industries, Inc.	167	4,150
Mueller Industries, Inc.	7,941	241,803
Mueller Water Products, Inc., Class A	13,182	153,966
Navistar International Corp.*	399	10,466
NN, Inc.	3,779	103,734
Omega Flex, Inc.	421	27,112
Proto Labs, Inc.*	3,473	233,559
RBC Bearings, Inc.*	3,236	329,295
REV Group, Inc.	1,760	48,717
Spartan Motors, Inc.	2,735	24,205
SPX Corp.*	6,678	168,018
SPX FLOW, Inc.*	1,002	36,954
Standex International Corp.	1,390	126,073
Sun Hydraulics Corp.	3,293	140,512
Supreme Industries, Inc., Class A	1,230	20,234
Tennant Co.	2,339	172,618
Wabash National Corp.	2,280	50,114
Watts Water Technologies, Inc., Class A	2,270	143,464
Welbilt, Inc.*	369,966	6,973,858
Woodward, Inc.	7,443	502,998

		12,932,142

Marine (0.0%)
Matson, Inc.	2,823	84,803

Professional Services (5.0%)
Advisory Board Co. (The)*	180,786	9,310,478
Barrett Business Services, Inc.	1,013	58,035
BG Staffing, Inc. (x)	976	16,963
Exponent, Inc.	3,613	210,638
Franklin Covey Co.*	1,126	21,732
GP Strategies Corp.*	1,601	42,266
Hill International, Inc.*	4,252	22,110
Insperity, Inc.	2,560	181,760
Kforce, Inc.	3,300	64,680
Mistras Group, Inc.*	273	5,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

On Assignment, Inc.*	7,107	$384,844
TriNet Group, Inc.*	5,762	188,648
TrueBlue, Inc.*	381	10,097
WageWorks, Inc.*	51,044	3,430,157
Willdan Group, Inc. (x)*	1,062	32,444

		13,980,850

Road & Rail (0.5%)
ArcBest Corp.	475	9,785
Avis Budget Group, Inc.*	10,484	285,899
Daseke, Inc.*	2,548	28,359
Heartland Express, Inc.	6,253	130,187
Knight Transportation, Inc.	9,593	355,420
Saia, Inc.*	1,535	78,746
Schneider National, Inc., Class B	4,221	94,424
Swift Transportation Co. (x)*	10,209	270,539
Universal Logistics Holdings, Inc.	920	13,800
YRC Worldwide, Inc.*	907	10,086

		1,277,245

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	5,343	315,503
Beacon Roofing Supply, Inc.*	6,295	308,455
BMC Stock Holdings, Inc.*	495	10,816
CAI International, Inc.*	1,006	23,742
DXP Enterprises, Inc.*	1,695	58,478
EnviroStar, Inc. (x)	478	12,930
Foundation Building Materials, Inc.*	582	7,485
GMS, Inc.*	3,283	92,252
H&E Equipment Services, Inc.	4,444	90,702
Herc Holdings, Inc.*	3,385	133,098
Huttig Building Products, Inc. (x)*	2,391	16,761
Kaman Corp.	345	17,205
Lawson Products, Inc.*	655	14,508
Neff Corp., Class A*	1,043	19,817
Rush Enterprises, Inc., Class A*	1,997	74,248
Rush Enterprises, Inc., Class B*	333	12,125
SiteOne Landscape Supply, Inc.*	4,743	246,921

		1,455,046

Total Industrials		42,920,592

Information Technology (29.9%)
Communications Equipment (1.0%)
Acacia Communications, Inc. (x)*	2,361	97,911
Aerohive Networks, Inc.*	4,357	21,785
Applied Optoelectronics, Inc. (x)*	2,573	158,986
CalAmp Corp.*	4,859	98,783
Ciena Corp.*	19,792	495,197
Clearfield, Inc.*	1,591	21,001
Extreme Networks, Inc.*	15,271	140,799
Finisar Corp.*	7,233	187,913
InterDigital, Inc.	4,860	375,678
Lumentum Holdings, Inc.*	8,526	486,408
Oclaro, Inc. (x)*	20,170	188,388
Plantronics, Inc.	4,667	244,131
Quantenna Communications, Inc. (x)*	2,950	56,050
Ubiquiti Networks, Inc. (x)*	3,242	168,487
ViaSat, Inc.*	411	27,208
Viavi Solutions, Inc.*	11,940	125,728

		2,894,453

Electronic Equipment, Instruments & Components (1.1%)
Akoustis Technologies, Inc. (x)*	1,192	$10,418
Badger Meter, Inc.	3,934	156,770
Bel Fuse, Inc., Class B	318	7,855
Control4 Corp.*	3,071	60,222
Daktronics, Inc.	2,985	28,746
ePlus, Inc.*	1,834	135,899
Fabrinet*	5,083	216,841
FARO Technologies, Inc.*	645	24,381
II-VI, Inc.*	2,487	85,304
Insight Enterprises, Inc.*	1,929	77,141
Iteris, Inc.*	3,222	20,041
Itron, Inc.*	4,767	322,964
KEMET Corp.*	6,391	81,805
Littelfuse, Inc.	3,150	519,749
Mesa Laboratories, Inc.	448	64,203
Methode Electronics, Inc.	5,011	206,453
MicroVision, Inc. (x)*	9,451	20,036
Napco Security Technologies, Inc.*	1,614	15,172
Novanta, Inc.*	4,474	161,064
OSI Systems, Inc.*	2,429	182,539
PCM, Inc. (x)*	547	10,256
Radisys Corp.*	866	3,256
Rogers Corp.*	2,521	273,831
SYNNEX Corp.	833	99,927
Systemax, Inc.	1,195	22,466
Tech Data Corp.*	386	38,986
TTM Technologies, Inc.*	2,767	48,035
VeriFone Systems, Inc.*	1,277	23,114

		2,917,474

Internet Software & Services (14.1%)
2U, Inc.*	6,121	287,197
Alarm.com Holdings, Inc.*	2,835	106,681
Alteryx, Inc., Class A*	1,237	24,146
Amber Road, Inc.*	2,800	23,996
Angie’s List, Inc.*	5,605	71,688
Appfolio, Inc., Class A*	1,142	37,229
Apptio, Inc., Class A*	2,486	43,132
Benefitfocus, Inc. (x)*	38,735	1,408,017
Blucora, Inc.*	1,256	26,627
Box, Inc., Class A*	10,985	200,366
Brightcove, Inc.*	4,727	29,307
Carbonite, Inc.*	3,474	75,733
Care.com, Inc.*	1,892	28,569
ChannelAdvisor Corp.*	3,323	38,381
Cimpress NV*	3,506	331,422
Cloudera, Inc.*	1,982	31,752
CommerceHub, Inc., Series A*	1,912	33,307
CommerceHub, Inc., Series C*	4,039	70,440
Cornerstone OnDemand, Inc.*	7,245	259,009
Coupa Software, Inc.*	84,876	2,459,706
Criteo SA (ADR) (x)*	93,415	4,582,006
Endurance International Group Holdings, Inc. (x)*	8,116	67,769
Envestnet, Inc.*	6,051	239,620
Five9, Inc.*	7,279	156,644
Global Sources Ltd.*	875	17,500
Gogo, Inc. (x)*	7,891	90,983
GrubHub, Inc. (x)*	199,738	8,708,576
GTT Communications, Inc.*	4,331	137,076
Hortonworks, Inc.*	6,667	85,871
Instructure, Inc.*	2,960	87,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Internap Corp.*	11,079	$40,660
j2 Global, Inc.	6,500	553,085
Limelight Networks, Inc.*	4,470	12,918
LivePerson, Inc.*	7,495	82,445
Meet Group, Inc. (The)*	1,650	8,333
MINDBODY, Inc., Class A*	5,148	140,026
MuleSoft, Inc., Class A (x)*	55,106	1,374,344
New Relic, Inc.*	35,275	1,517,178
NIC, Inc.	8,958	169,754
Nutanix, Inc., Class A (x)*	4,873	98,191
Okta, Inc. (x)*	29,060	662,568
Ominto, Inc. (x)*	1,790	27,298
Q2 Holdings, Inc.*	4,376	161,693
Quotient Technology, Inc.*	10,283	118,255
Reis, Inc.	1,300	27,625
Shutterstock, Inc.*	81,840	3,607,507
SPS Commerce, Inc.*	2,359	150,410
Stamps.com, Inc. (x)*	2,218	343,513
TechTarget, Inc.*	786	8,151
Trade Desk, Inc. (The), Class A*	2,428	121,667
TrueCar, Inc.*	8,751	174,407
Tucows, Inc., Class A (x)*	1,254	67,089
Twilio, Inc., Class A (x)*	8,699	253,228
Veritone, Inc. (x)*	332	3,888
Web.com Group, Inc.*	5,374	135,962
WebMD Health Corp.*	5,173	303,396
Xactly Corp.*	3,648	57,091
XO Group, Inc.*	2,590	45,636
Yelp, Inc. (x)*	148,762	4,465,835
Yext, Inc. (x)*	1,741	23,208
Zillow Group, Inc., Class C (x)*	97,637	4,785,189

		39,300,620

IT Services (1.3%)
Acxiom Corp.*	5,697	148,008
Blackhawk Network Holdings, Inc.*	7,686	335,110
CardConnect Corp. (x)*	2,167	32,613
Cardtronics plc, Class A*	6,401	210,337
Cass Information Systems, Inc.	1,529	100,364
CSG Systems International, Inc.	3,871	157,085
EPAM Systems, Inc.*	6,878	578,370
Everi Holdings, Inc.*	8,866	64,544
EVERTEC, Inc.	7,162	123,903
ExlService Holdings, Inc.*	4,602	255,779
Forrester Research, Inc.	1,467	57,433
Hackett Group, Inc. (The)	3,339	51,755
Information Services Group, Inc.*	3,082	12,667
MAXIMUS, Inc.	9,008	564,170
MoneyGram International, Inc.*	378	6,521
NCI, Inc., Class A*	295	6,225
Perficient, Inc.*	375	6,990
Planet Payment, Inc.*	6,160	20,328
Presidio, Inc.*	1,686	24,127
Science Applications International Corp.	6,126	425,267
ServiceSource International, Inc.*	6,861	26,621
StarTek, Inc.*	1,444	17,675
Sykes Enterprises, Inc.*	540	18,106
Syntel, Inc.	4,766	80,831
TeleTech Holdings, Inc.	1,979	80,743
Travelport Worldwide Ltd.	3,455	47,541
Unisys Corp. (x)*	4,987	63,834
Virtusa Corp.*	2,853	83,878

		3,600,825

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Energy Industries, Inc.*	5,557	$359,482
Alpha & Omega Semiconductor Ltd.*	154	2,567
Ambarella, Inc. (x)*	1,936	93,993
Amkor Technology, Inc.*	778	7,601
Axcelis Technologies, Inc.*	4,185	87,676
Brooks Automation, Inc.	9,605	208,332
Cabot Microelectronics Corp.	3,478	256,781
CEVA, Inc.*	3,014	136,986
Cirrus Logic, Inc.*	9,013	565,296
Cohu, Inc.	636	10,011
CyberOptics Corp. (x)*	512	10,573
Diodes, Inc.*	1,375	33,041
Entegris, Inc.*	19,849	435,686
FormFactor, Inc.*	10,045	124,558
Ichor Holdings Ltd.*	1,639	33,042
Impinj, Inc. (x)*	2,521	122,647
Inphi Corp. (x)*	5,887	201,924
Integrated Device Technology, Inc.*	18,745	483,434
Kopin Corp.*	7,568	28,077
Lattice Semiconductor Corp.*	17,354	115,578
MACOM Technology Solutions Holdings, Inc.*	5,669	316,160
MaxLinear, Inc.*	8,424	234,945
MKS Instruments, Inc.	7,534	507,038
Monolithic Power Systems, Inc.	5,593	539,165
Nanometrics, Inc.*	2,734	69,143
NVE Corp.	619	47,663
PDF Solutions, Inc.*	3,598	59,187
Pixelworks, Inc. (x)*	3,958	18,167
Power Integrations, Inc.	4,010	292,329
Rambus, Inc.*	4,048	46,269
Rudolph Technologies, Inc.*	3,913	89,412
Semtech Corp.*	9,071	324,288
Silicon Laboratories, Inc.*	5,867	401,009
Synaptics, Inc.*	4,823	249,397
Ultra Clean Holdings, Inc.*	4,603	86,306
Xcerra Corp.*	6,482	63,329
Xperi Corp.	6,842	203,892

		6,864,984

Software (9.4%)
8x8, Inc.*	12,362	179,867
A10 Networks, Inc.*	6,836	57,696
ACI Worldwide, Inc.*	16,305	364,743
American Software, Inc., Class A	2,262	23,276
Aspen Technology, Inc.*	10,500	580,230
Barracuda Networks, Inc.*	3,522	81,217
Blackbaud, Inc.	6,665	571,524
Blackline, Inc.*	1,530	54,682
Bottomline Technologies de, Inc.*	4,907	126,061
BroadSoft, Inc. (x)*	4,297	184,986
Callidus Software, Inc.*	9,011	218,066
CommVault Systems, Inc.*	5,430	306,524
Digimarc Corp. (x)*	1,328	53,319
Ebix, Inc. (x)	3,364	181,320
Ellie Mae, Inc.*	65,410	7,189,213
EnerNOC, Inc.*	695	5,386
Everbridge, Inc.*	2,358	57,441
Exa Corp.*	1,958	27,020
Fair Isaac Corp.	4,308	600,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Gigamon, Inc. (x)*	5,062	$199,190
Glu Mobile, Inc.*	1,083	2,708
Guidance Software, Inc.*	3,180	21,020
Guidewire Software, Inc.*	107,294	7,372,170
HubSpot, Inc.*	24,055	1,581,616
Imperva, Inc.*	4,683	224,082
Inspired Entertainment, Inc.*	505	6,565
Majesco*	934	4,605
MicroStrategy, Inc., Class A*	738	141,452
Mitek Systems, Inc.*	4,299	36,112
MobileIron, Inc.*	7,628	46,149
Model N, Inc.*	3,288	43,730
Monotype Imaging Holdings, Inc.	2,827	51,734
Park City Group, Inc. (x)*	1,689	20,521
Paycom Software, Inc.*	6,896	471,755
Paylocity Holding Corp.*	3,633	164,139
Pegasystems, Inc.	5,127	299,160
Progress Software Corp.	5,555	171,594
Proofpoint, Inc. (x)*	6,006	521,501
PROS Holdings, Inc.*	3,662	100,302
QAD, Inc., Class A	880	28,204
Qualys, Inc.*	4,390	179,112
Rapid7, Inc.*	2,983	50,204
RealPage, Inc.*	8,203	294,898
RingCentral, Inc., Class A*	8,731	319,118
Rosetta Stone, Inc.*	436	4,700
Silver Spring Networks, Inc.*	1,406	15,860
Telenav, Inc.*	2,167	17,553
Upland Software, Inc.*	1,008	22,166
Varonis Systems, Inc.*	2,672	99,398
VASCO Data Security International, Inc.*	390	5,597
Verint Systems, Inc.*	1,415	57,591
VirnetX Holding Corp. (x)*	7,146	32,514
Workiva, Inc.*	3,461	65,932
Xero Ltd.*	48,837	901,851
Zendesk, Inc.*	58,741	1,631,825
Zix Corp.*	7,353	41,839

		26,111,616

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	15,304	286,185
Avid Technology, Inc.*	3,330	17,516
CPI Card Group, Inc. (x)	2,942	8,385
Diebold Nixdorf, Inc.	10,568	295,903
Eastman Kodak Co. (x)*	2,076	18,892
Electronics For Imaging, Inc.*	6,478	306,927
Immersion Corp.*	4,027	36,565
Intevac, Inc.*	2,677	29,715
Pure Storage, Inc., Class A*	13,010	166,658
Quantum Corp.*	738	5,764
Stratasys Ltd.*	3,480	81,119
Super Micro Computer, Inc.*	1,207	29,753
USA Technologies, Inc. (x)*	5,381	27,981

		1,311,363

Total Information Technology		83,001,335

Materials (2.3%)
Chemicals (1.4%)
A Schulman, Inc.	3,971	127,072
AdvanSix, Inc.*	3,619	113,058

Balchem Corp.	4,431	$344,333
Calgon Carbon Corp.	553	8,350
Chase Corp.	987	105,313
Codexis, Inc. (x)*	5,260	28,667
Ferro Corp.*	11,726	214,469
Flotek Industries, Inc.*	918	8,207
Hawkins, Inc.	262	12,144
HB Fuller Co.	5,305	271,139
Ingevity Corp.*	5,950	341,530
KMG Chemicals, Inc.	1,289	62,736
Koppers Holdings, Inc.*	2,883	104,220
Kraton Corp.*	907	31,237
Kronos Worldwide, Inc.	3,181	57,958
Minerals Technologies, Inc.	2,781	203,569
OMNOVA Solutions, Inc.*	4,097	39,946
PolyOne Corp.	11,397	441,520
Quaker Chemical Corp.	1,815	263,592
Rayonier Advanced Materials, Inc.	3,747	58,903
Sensient Technologies Corp.	6,192	498,641
Stepan Co.	1,770	154,238
Trinseo SA	4,352	298,982
Valhi, Inc.	142	423

		3,790,247

Construction Materials (0.2%)
Forterra, Inc. (x)*	2,594	21,349
Summit Materials, Inc., Class A*	14,978	432,415
United States Lime & Minerals, Inc.	5	392
US Concrete, Inc. (x)*	2,135	167,704

		621,860

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,097	172,750
Greif, Inc., Class B	663	40,045
Myers Industries, Inc.	3,288	59,020

		271,815

Metals & Mining (0.2%)
Century Aluminum Co.*	479	7,463
Coeur Mining, Inc.*	4,150	35,607
Compass Minerals International, Inc.	4,330	282,749
Handy & Harman Ltd.*	213	6,688
Klondex Mines Ltd.*	7,129	24,025
Worthington Industries, Inc.	5,770	289,769

		646,301

Paper & Forest Products (0.4%)
Boise Cascade Co.*	1,063	32,315
Deltic Timber Corp.	1,524	113,782
KapStone Paper and Packaging Corp.	12,165	250,964
Louisiana-Pacific Corp.*	19,117	460,912
Neenah Paper, Inc.	1,931	154,963
Schweitzer-Mauduit International, Inc.	854	31,794
Verso Corp., Class A (x)*	721	3,381

		1,048,111

Total Materials		6,378,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexander’s, Inc. (REIT)	282	$118,852
American Assets Trust, Inc. (REIT)	2,096	82,561
Armada Hoffler Properties, Inc. (REIT)	5,761	74,605
Care Capital Properties, Inc. (REIT)	1,391	37,140
CareTrust REIT, Inc. (REIT)	9,408	174,424
City Office REIT, Inc. (REIT)	1,119	14,211
Clipper Realty, Inc. (REIT)	324	3,998
Community Healthcare Trust, Inc. (REIT)	398	10,185
EastGroup Properties, Inc. (REIT)	4,663	390,759
First Industrial Realty Trust, Inc. (REIT)	3,725	106,610
Four Corners Property Trust, Inc. (REIT)	5,908	148,350
GEO Group, Inc. (The) (REIT)	3,819	112,928
Global Medical REIT, Inc. (REIT)	305	2,727
Gramercy Property Trust (REIT)	3,165	94,032
LTC Properties, Inc. (REIT)	2,313	118,865
MedEquities Realty Trust, Inc. (REIT)	1,495	18,867
Monmouth Real Estate Investment Corp. (REIT)	1,780	26,789
National Health Investors, Inc. (REIT)	2,575	203,940
National Storage Affiliates Trust (REIT)	732	16,917
NexPoint Residential Trust, Inc. (REIT)	168	4,182
Physicians Realty Trust (REIT)	11,865	238,961
Potlatch Corp. (REIT)	5,694	260,216
PS Business Parks, Inc. (REIT)	2,776	367,515
QTS Realty Trust, Inc. (REIT), Class A	6,606	345,692
Retail Opportunity Investments Corp. (REIT)	1,756	33,698
Rexford Industrial Realty, Inc. (REIT)	3,819	104,793
Ryman Hospitality Properties, Inc. (REIT)	6,240	399,421
Sabra Health Care REIT, Inc. (REIT)	1,534	36,969
Saul Centers, Inc. (REIT)	1,417	82,158
Terreno Realty Corp. (REIT)	1,846	62,136
UMH Properties, Inc. (REIT)	3,313	56,487
Universal Health Realty Income Trust (REIT)	1,790	142,377
Urban Edge Properties (REIT)	13,714	325,433
Washington REIT (REIT)	3,967	126,547

		4,343,345

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA (x)*	1,572	34,301
Consolidated-Tomoka Land Co.	511	29,101
HFF, Inc., Class A	5,137	178,614
Kennedy-Wilson Holdings, Inc. (x)	6,180	117,729
Marcus & Millichap, Inc.*	2,255	59,442

Maui Land & Pineapple Co., Inc.*	913	$18,534
RMR Group, Inc. (The), Class A	994	48,358
Trinity Place Holdings, Inc.*	2,345	16,673

		502,752

Total Real Estate		4,846,097

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Cogent Communications Holdings, Inc.	5,830	233,783
Consolidated Communications Holdings, Inc. (x)	5,016	107,694
General Communication, Inc., Class A*	3,489	127,837
Globalstar, Inc. (x)*	40,536	86,342
IDT Corp., Class B	1,472	21,153
Lumos Networks Corp.*	2,259	40,368
Ooma, Inc.*	2,356	18,848
ORBCOMM, Inc.*	8,567	96,807
Straight Path Communications, Inc., Class B (x)*	1,205	216,478
Vonage Holdings Corp.*	27,992	183,068

		1,132,378

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	5,078	75,967
Shenandoah Telecommunications Co.	6,508	199,795

		275,762

Total Telecommunication Services		1,408,140

Utilities (0.4%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,337	150,386
Spark Energy, Inc., Class A (x)	1,458	27,410

		177,796

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	18,962
New Jersey Resources Corp.	976	38,747
RGC Resources, Inc. (x)	306	8,669
Southwest Gas Holdings, Inc.	675	49,316

		115,694

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	11,299	27,118
Ormat Technologies, Inc.	2,639	154,856
Pattern Energy Group, Inc.	2,152	51,304

		233,278

Water Utilities (0.2%)
American States Water Co.	3,472	164,607
California Water Service Group	4,144	152,499
Global Water Resources, Inc. (x)	1,368	13,543
Middlesex Water Co.	1,953	77,339
Pure Cycle Corp. (x)*	2,241	17,368
York Water Co. (The)	1,622	56,527

		481,883

Total Utilities		1,008,651

Total Common Stocks (97.8%) (Cost $208,716,242)		270,925,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*†	22,179	$18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR*†	899	405

Total Rights (0.0%) (Cost $—)		18,869

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,605,258	3,606,340

	Principal Amount	Value (Note 1)
Repurchase Agreements (17.2%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $5,800,546, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $5,916,001. (xx)	$5,800,000	5,800,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $3,250,420, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,613,426. (xx)	3,250,000	3,250,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $900,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,000,641. (xx)	900,000	900,000

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,900,290, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,958,006. (xx)	$2,900,000	$2,900,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $435,207, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $443,868. (xx)	435,165	435,165
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $3,060,016. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,600,581, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,653,731. (xx)	2,600,000	2,600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,600,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,653,731. (xx)	2,600,000	2,600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,200,229, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,245,465. (xx)	2,200,000	2,200,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $5,000,558, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $5,100,594. (xx)	$5,000,000	$5,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $2,000,423, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,500,139, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,530,001. (xx)	1,500,000	1,500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $5,400,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $5,508,000. (xx)	5,400,000	5,400,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $3,060,005. (xx)	3,000,000	3,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $4,080,000. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		47,585,165

Total Short-Term Investments (18.5%) (Cost $51,191,809)		51,191,505

Total Investments (116.3%) (Cost $259,908,051)		322,135,625
Other Assets Less Liabilities (-16.3%)		(45,246,379)

Net Assets (100%)		$276,889,246

*	Non-income producing.
†	Securities (totaling $18,869 or 0.0% of net assets) held at fair value by management.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $46,639,396. This was secured by cash collateral of $47,585,165 which was subsequently invested in joint repurchase agreements with a total value of $47,585,165, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $6,536 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 7/27/17 - 11/15/46.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	21	September-17	$1,465,655	$1,485,015	$19,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$51,294,109	$—	$—	$51,294,109
Consumer Staples	3,576,789	—	—	3,576,789
Energy	1,596,092	—	—	1,596,092
Financials	9,458,095	—	—	9,458,095
Health Care	65,437,017	—	—	65,437,017
Industrials	42,920,592	—	—	42,920,592
Information Technology	82,099,484	901,851	—	83,001,335
Materials	6,371,646	6,688	—	6,378,334
Real Estate	4,846,097	—	—	4,846,097
Telecommunication Services	1,408,140	—	—	1,408,140
Utilities	1,008,651	—	—	1,008,651
Futures	19,360	—	—	19,360
Rights
Health Care	—	—	18,869	18,869
Short-Term Investments
Investment Companies	3,606,340	—	—	3,606,340
Repurchase Agreements	—	47,585,165	—	47,585,165

Total Assets	$273,642,412	$48,493,704	$18,869	$322,154,985

Total Liabilities	$—	$—	$—	$—

Total	$273,642,412	$48,493,704	$18,869	$322,154,985

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Assets Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$19,360	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$36,272

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$22,987

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,642,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$69,359,751
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$81,920,670

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,878,676
Aggregate gross unrealized depreciation	(14,784,018)

Net unrealized appreciation	$62,094,658

Federal income tax cost of investments	$260,040,967

For the six months ended June 30, 2017, the Portfolio incurred approximately $652 as brokerage commissions with Bank of America Corp. and $1,166 as brokerage commissions with Sanford C. Bernstein & co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $212,322,886)	$274,550,460
Repurchase Agreements (Cost $47,585,165)	47,585,165
Cash	2,487,579
Foreign cash (Cost $706)	753
Cash held as collateral at broker	74,600
Due from Custodian	137,829
Dividends, interest and other receivables	77,084
Receivable for securities sold	58,094
Security lending income receivable	36,124
Receivable from Separate Accounts for Trust shares sold	15,166
Other assets	2,974

Total assets	325,025,828

LIABILITIES
Payable for return of collateral on securities loaned	47,585,165
Investment management fees payable	164,926
Payable for securities purchased	262,770
Payable to Separate Accounts for Trust shares redeemed	49,558
Administrative fees payable	28,368
Due to broker for futures variation margin	3,812
Due to Custodian	3,702
Trustees’ fees payable	226
Distribution fees payable – Class IB	23
Accrued expenses	38,032

Total liabilities	48,136,582

NET ASSETS	$276,889,246

Net assets were comprised of:
Paid in capital	$200,446,969
Accumulated undistributed net investment income (loss)	(41,160)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	14,236,456
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	62,246,981

Net assets	$276,889,246

Class IB
Net asset value, offering and redemption price per share, $112,899 / 10,291 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.97

Class K
Net asset value, offering and redemption price per share, $276,776,347 / 25,090,135 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.03

(x)	Includes value of securities on loan of $46,639,396.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$668,718
Interest	4,584
Securities lending (net)	254,684

Total income	927,986

EXPENSES
Investment management fees	1,061,604
Administrative fees	164,604
Professional fees	29,475
Custodian fees	24,274
Printing and mailing expenses	10,058
Trustees’ fees	3,126
Distribution fees – Class IB	133
Miscellaneous	4,365

Gross expenses	1,297,639
Less: Waiver from investment manager	(102,425)

Net expenses	1,195,214

NET INVESTMENT INCOME (LOSS)	(267,228)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	18,176,193
Futures	36,272
Foreign currency transactions	(2,590)

Net realized gain (loss)	18,209,875

Change in unrealized appreciation (depreciation) on:
Investments	14,018,894
Futures	22,987
Foreign currency translations	2,697

Net change in unrealized appreciation (depreciation)	14,044,578

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,254,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,987,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(267,228)	$(6,685)
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	18,209,875	1,426,932
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	14,044,578	20,637,105

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,987,225	22,057,352

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(5,145)
Distributions from net realized capital gains
Class IB	—	(2,060)
Class K	—	(5,259,528)

	—	(5,261,588)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(5,266,733)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares issued in reinvestment of distributions [ 0 and 208 shares, respectively ]	—	2,060

Total Class IB transactions	—	2,060

Class K
Capital shares sold [ 179,585 and 891,836 shares, respectively ]	1,894,699	7,245,205
Capital shares issued in reinvestment of dividends and distributions [ 0 and 530,209 shares, respectively ]	—	5,264,673
Capital shares repurchased [ (1,218,308) and (2,958,168) shares, respectively ]	(12,707,394)	(26,935,229)

Total Class K transactions	(10,812,695)	(14,425,351)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,812,695)	(14,423,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,174,530	2,367,328
NET ASSETS:
Beginning of period	255,714,716	253,347,388

End of period (a)	$276,889,246	$255,714,716

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(41,160)	$226,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$9.74	$9.14	$10.27		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.02)	(0.05)		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.25	0.82	(0.76)		0.63		0.43

Total from investment operations	1.23	0.80	(0.81)		0.61		0.38

Less distributions:
Distributions from net realized gains	—	(0.20)	(0.32)		—		(0.32)

Net asset value, end of period	$10.97	$9.74	$9.14		$10.67		$10.06

Total return (b)	12.63%	8.77%	(7.82)%		(6.06)%		3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113	$100	$92		$—		$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.18%	1.21%		1.23%		1.25%
Before waivers and reimbursements (a)(f)	1.23%	1.24%	1.21%		1.23%		5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.45)%	(0.25)%	(0.67	)%(l)	(0.69	)%(l)	(0.70	)%(l)
Before waivers and reimbursements (a)(f)	(0.53)%	(0.31)%	(0.67	)%(l)	(0.69	)%(l)	(5.28	)%(l)
Portfolio turnover rate (z)^	26%	41%	38%		38%		33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K		2016	2015
Net asset value, beginning of period	$9.78	$9.15	$10.08	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	— #	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.26	0.83	(0.56)	0.43

Total from investment operations	1.25	0.83	(0.61)	0.40

Less distributions:
Dividends from net investment income	—	— #	—	—
Distributions from net realized gains	—	(0.20)	(0.32)	(0.32)

Total dividends and distributions	—	(0.20)	(0.32)	(0.32)

Net asset value, end of period	$11.03	$9.78	$9.15	$10.08

Total return (b)	12.78%	9.09%	(5.98)%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$276,776	$255,614	$253,255	$273,720
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.93%	0.96%	1.00%
Before waivers and reimbursements (a)(f)	0.98%	0.99%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.20)%	— %‡‡	(0.44)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.28)%	(0.06)%	(0.45)%	(0.43	)%(l)
Portfolio turnover rate (z)^	26%	41%	38%	33%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	16.3%
Information Technology	15.5
Health Care	12.7
Consumer Discretionary	10.5
Consumer Staples	8.6
Industrials	7.3
Energy	6.7
Materials	3.6
Real Estate	2.0
Telecommunication Services	1.7
Utilities	1.6
Investment Companies	1.6
Repurchase Agreements	1.6
Municipal Bonds	0.2
Cash and Other	10.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,068.94	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,069.04	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,070.39	4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.4%)
BorgWarner, Inc.	2,496	$105,731
Delphi Automotive plc	3,306	289,771
Goodyear Tire & Rubber Co. (The)	50,024	1,748,838
International Automotive Components Group North America, LLC, Class A*†	131,578	74,697

		2,219,037

Automobiles (0.8%)
Ford Motor Co.	48,066	537,859
General Motors Co.	125,290	4,376,379
Harley-Davidson, Inc. (x)	2,143	115,765

		5,030,003

Distributors (0.0%)
Genuine Parts Co.	1,805	167,432
LKQ Corp.*	3,726	122,772

		290,204

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,572	79,501

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	5,145	337,358
Chipotle Mexican Grill, Inc.*	351	146,051
Darden Restaurants, Inc.	1,494	135,117
Hilton Worldwide Holdings, Inc.	2,501	154,687
Marriott International, Inc., Class A	3,868	387,999
McDonald’s Corp.	10,073	1,542,781
Royal Caribbean Cruises Ltd.	2,063	225,341
Starbucks Corp.	17,789	1,037,277
Wyndham Worldwide Corp.	1,291	129,629
Wynn Resorts Ltd.	976	130,901
Yum Brands, Inc.	4,038	297,843

		4,524,984

Household Durables (0.2%)
DR Horton, Inc.	4,308	148,928
Garmin Ltd.	1,460	74,504
Leggett & Platt, Inc.	1,708	89,721
Lennar Corp., Class A	2,565	136,766
Mohawk Industries, Inc. (x)*	773	186,826
Newell Brands, Inc.	5,934	318,181
PulteGroup, Inc.	3,458	84,825
Whirlpool Corp.	916	175,524

		1,215,275

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	4,886	4,729,648
Expedia, Inc.	1,483	220,893
Netflix, Inc.*	5,293	790,827
Priceline Group, Inc. (The)*	604	1,129,794
TripAdvisor, Inc.*	1,437	54,893

		6,926,055

Leisure Products (0.0%)
Hasbro, Inc.	1,378	153,661
Mattel, Inc.	4,181	90,017

		243,678

Media (4.4%)
CBS Corp. (Non-Voting), Class B	4,566	$291,219
Charter Communications, Inc., Class A*	19,302	6,501,879
Comcast Corp., Class A	58,350	2,270,982
Discovery Communications, Inc., Class A (x)*	1,634	42,206
Discovery Communications, Inc., Class C*	2,933	73,941
DISH Network Corp., Class A*	56,989	3,576,630
Interpublic Group of Cos., Inc. (The)	4,763	117,170
News Corp., Class A	4,557	62,431
News Corp., Class B	1,628	23,036
Omnicom Group, Inc.	2,883	239,001
Scripps Networks Interactive, Inc., Class A	1,191	81,357
Sky plc	238,555	3,088,417
Time Warner, Inc.	75,268	7,557,660
Tribune Co. Litigation Interests, Class 1C*†	24,151	—
Twenty-First Century Fox, Inc., Class A	13,380	379,189
Twenty-First Century Fox, Inc., Class B	5,569	155,208
Viacom, Inc., Class B	4,426	148,581
Walt Disney Co. (The)	17,876	1,899,325

		26,508,232

Multiline Retail (0.2%)
Dollar General Corp.	3,106	223,912
Dollar Tree, Inc.*	2,901	202,838
Kohl’s Corp. (x)	2,104	81,362
Macy’s, Inc.	3,846	89,381
Nordstrom, Inc. (x)	1,325	63,375
Target Corp.	6,838	357,558

		1,018,426

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	927	108,079
AutoNation, Inc. (x)*	891	37,565
AutoZone, Inc.*	350	199,661
Bed Bath & Beyond, Inc.	1,809	54,994
Best Buy Co., Inc.	3,266	187,240
CarMax, Inc. (x)*	2,261	142,579
Foot Locker, Inc.	1,606	79,144
Gap, Inc. (The) (x)	2,566	56,426
Home Depot, Inc. (The)	14,725	2,258,814
L Brands, Inc.	2,950	158,976
Lowe’s Cos., Inc.	10,546	817,631
O’Reilly Automotive, Inc.*	1,125	246,083
Ross Stores, Inc.	4,858	280,452
Signet Jewelers Ltd. (x)	905	57,232
Staples, Inc.	8,134	81,909
Tiffany & Co.	1,337	125,504
TJX Cos., Inc. (The)	7,883	568,916
Tractor Supply Co. (x)	1,647	89,284
Ulta Beauty, Inc.*	719	206,597

		5,757,086

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,488	165,122
Hanesbrands, Inc. (x)	4,665	108,041
Michael Kors Holdings Ltd.*	1,991	72,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

NIKE, Inc., Class B	16,281	$960,578
PVH Corp.	959	109,806
Ralph Lauren Corp. (x)	727	53,653
Under Armour, Inc., Class A (x)*	2,326	50,614
Under Armour, Inc., Class C (x)*	2,307	46,509
VF Corp.	3,875	223,200

		1,789,697

Total Consumer Discretionary		55,602,178

Consumer Staples (8.6%)
Beverages (1.3%)
Brown-Forman Corp., Class B	2,107	102,400
Coca-Cola Co. (The)	47,326	2,122,571
Constellation Brands, Inc., Class A	2,127	412,064
Dr Pepper Snapple Group, Inc.	2,298	209,371
Molson Coors Brewing Co., Class B	2,274	196,337
Monster Beverage Corp.*	4,945	245,668
PepsiCo, Inc.	40,064	4,626,991

		7,915,402

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	5,387	861,543
CVS Health Corp.	70,328	5,658,592
Kroger Co. (The)	166,270	3,877,416
Rite Aid Corp.*	181,997	536,891
Sysco Corp.	6,116	307,818
Walgreens Boots Alliance, Inc.	55,729	4,364,138
Wal-Mart Stores, Inc. (x)	18,149	1,373,516
Whole Foods Market, Inc.	3,995	168,229

		17,148,143

Food Products (0.6%)
Archer-Daniels-Midland Co.	7,015	290,281
Campbell Soup Co.	2,324	121,197
Conagra Brands, Inc.	4,897	175,117
General Mills, Inc.	7,132	395,113
Hershey Co. (The)	1,718	184,462
Hormel Foods Corp. (x)	3,356	114,473
JM Smucker Co. (The)	1,418	167,792
Kellogg Co.	3,110	216,021
Kraft Heinz Co. (The)	7,336	628,254
McCormick & Co., Inc. (Non-Voting)	1,391	135,636
Mondelez International, Inc., Class A	18,767	810,546
Tyson Foods, Inc., Class A	3,527	220,896

		3,459,788

Household Products (0.8%)
Church & Dwight Co., Inc.	3,088	160,205
Clorox Co. (The)	1,577	210,119
Colgate-Palmolive Co.	10,853	804,533
Energizer Holdings, Inc.	14,285	685,966
Kimberly-Clark Corp.	4,372	564,469
Procter & Gamble Co. (The)	31,524	2,747,317

		5,172,609

Personal Products (0.1%)
Coty, Inc., Class A	5,864	110,009
Estee Lauder Cos., Inc. (The), Class A	2,728	261,833

		371,842

Tobacco (3.0%)
Altria Group, Inc.	68,791	$5,122,866
British American Tobacco plc	83,633	5,701,282
Imperial Brands plc	34,496	1,549,387
Philip Morris International, Inc.	19,145	2,248,580
Reynolds American, Inc.	69,228	4,502,589

		19,124,704

Total Consumer Staples		53,192,488

Energy (6.7%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	72,747	3,965,438
Halliburton Co.	10,643	454,563
Helmerich & Payne, Inc. (x)	1,363	74,065
National Oilwell Varco, Inc.	4,635	152,677
Schlumberger Ltd.	17,121	1,127,247
TechnipFMC plc*	5,858	159,338
Transocean Ltd. (x)*	4,672	38,451

		5,971,779

Oil, Gas & Consumable Fuels (5.7%)
Anadarko Petroleum Corp.	42,858	1,943,182
Apache Corp.	51,295	2,458,569
BP plc	312,180	1,800,420
Cabot Oil & Gas Corp.	5,854	146,818
Chesapeake Energy Corp. (x)*	8,925	44,357
Chevron Corp.	23,385	2,439,757
Cimarex Energy Co.	1,164	109,428
Concho Resources, Inc.*	1,826	221,914
ConocoPhillips	15,211	668,676
CONSOL Energy, Inc.*	91,352	1,364,799
Devon Energy Corp.	6,448	206,143
EOG Resources, Inc.	7,100	642,692
EQT Corp.	2,157	126,379
Exxon Mobil Corp.	52,247	4,217,899
Hess Corp.	3,317	145,517
Kinder Morgan, Inc.	245,125	4,696,594
Marathon Oil Corp.	214,976	2,547,466
Marathon Petroleum Corp.	6,356	332,609
Murphy Oil Corp. (x)	1,893	48,518
Newfield Exploration Co.*	2,368	67,393
Noble Energy, Inc.	5,697	161,225
Occidental Petroleum Corp.	9,395	562,479
ONEOK, Inc. (x)	4,676	243,900
Phillips 66	5,424	448,511
Pioneer Natural Resources Co.	2,090	333,522
Range Resources Corp.	2,215	51,322
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	122,937	3,262,484
Royal Dutch Shell plc (London Stock Exchange), Class A	77,527	2,054,842
Tesoro Corp.	1,857	173,815
Valero Energy Corp.	5,550	374,403
Williams Cos., Inc. (The)	129,900	3,933,372

		35,829,005

Total Energy		41,800,784

Financials (16.3%)
Banks (7.2%)
Bank of America Corp.	122,604	2,974,373
Barclays plc	716,937	1,893,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

BB&T Corp.	9,934	$451,103
CIT Group, Inc. (x)	53,530	2,606,911
Citigroup, Inc.	98,613	6,595,237
Citizens Financial Group, Inc.	136,478	4,869,535
Comerica, Inc.	2,161	158,272
FCB Financial Holdings, Inc., Class A*	39,554	1,888,704
Fifth Third Bancorp	9,243	239,948
Guaranty Bancorp	18,334	498,685
Huntington Bancshares, Inc.	13,231	178,883
JPMorgan Chase & Co.	96,571	8,826,588
KeyCorp	13,244	248,193
M&T Bank Corp.	1,891	306,247
People’s United Financial, Inc.	4,157	73,413
PNC Financial Services Group, Inc. (The)‡	45,135	5,636,007
Regions Financial Corp.	14,890	217,990
SunTrust Banks, Inc.	6,034	342,248
US Bancorp	19,564	1,015,763
Wells Fargo & Co.	103,201	5,718,367
Zions Bancorp.	2,479	108,853

		44,848,548

Capital Markets (1.2%)
Affiliated Managers Group, Inc.	700	116,102
Ameriprise Financial, Inc.	1,894	241,087
Bank of New York Mellon Corp. (The)	12,735	649,740
BlackRock, Inc.‡	1,494	631,081
CBOE Holdings, Inc.	1,102	100,723
Charles Schwab Corp. (The)	14,938	641,736
CME Group, Inc.	4,174	522,752
E*TRADE Financial Corp.*	3,476	132,192
Franklin Resources, Inc.	4,237	189,775
Goldman Sachs Group, Inc. (The)	4,511	1,000,992
Intercontinental Exchange, Inc.	7,323	482,732
Invesco Ltd.	4,934	173,627
Lehman Brothers Holdings, Inc. Claim Assignment*	10,579,142	234,857
Moody’s Corp.	2,029	246,889
Morgan Stanley	17,511	780,290
Nasdaq, Inc.	1,378	98,513
Northern Trust Corp.	2,628	255,468
Raymond James Financial, Inc.	1,562	125,304
S&P Global, Inc.	3,179	464,102
State Street Corp.	4,328	388,351
T. Rowe Price Group, Inc.	2,953	219,142

		7,695,455

Consumer Finance (1.0%)
Ally Financial, Inc.	67,136	1,403,142
American Express Co.	9,212	776,019
Capital One Financial Corp.	37,668	3,112,130
Discover Financial Services	4,740	294,781
Navient Corp.	3,427	57,060
Synchrony Financial	9,471	282,425

		5,925,557

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	23,396	3,962,581
Leucadia National Corp.	4,084	106,837
Voya Financial, Inc.	65,348	2,410,688

		6,480,106

Insurance (5.9%)
Aflac, Inc.	4,926	$382,652
Alleghany Corp.*	7,238	4,305,162
Allstate Corp. (The)	4,489	397,007
American International Group, Inc.	110,412	6,902,959
Aon plc	3,225	428,764
Arthur J Gallagher & Co	2,144	122,744
Assurant, Inc.	715	74,138
Chubb Ltd.	28,502	4,143,621
Cincinnati Financial Corp. (x)	1,856	134,467
Everest Re Group Ltd.	523	133,151
Hartford Financial Services Group, Inc. (The)	35,888	1,886,632
Lincoln National Corp.	2,772	187,332
Loews Corp.	3,382	158,311
Marsh & McLennan Cos., Inc.	6,332	493,643
MetLife, Inc.	81,713	4,489,312
Principal Financial Group, Inc.	3,246	207,971
Progressive Corp. (The)	7,156	315,508
Prudential Financial, Inc.	5,286	571,628
Torchmark Corp.	1,356	103,734
Travelers Cos., Inc. (The)	3,436	434,757
Unum Group	2,815	131,263
White Mountains Insurance Group Ltd.	5,614	4,876,489
Willis Towers Watson plc	1,548	225,172
XL Group Ltd.	120,306	5,269,403

		36,375,820

Total Financials		101,325,486

Health Care (12.6%)
Biotechnology (1.2%)
AbbVie, Inc.	19,592	1,420,616
Alexion Pharmaceuticals, Inc.*	2,760	335,809
Amgen, Inc.	9,051	1,558,854
Biogen, Inc.*	2,623	711,777
Celgene Corp.*	9,627	1,250,258
Gilead Sciences, Inc.	16,062	1,136,868
Incyte Corp.*	2,081	262,019
Regeneron Pharmaceuticals, Inc.*	934	458,725
Vertex Pharmaceuticals, Inc.*	3,054	393,569

		7,528,495

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	21,416	1,041,032
Align Technology, Inc.*	938	140,813
Baxter International, Inc.	5,968	361,303
Becton Dickinson and Co. (x)	2,814	549,040
Boston Scientific Corp.*	16,763	464,670
Cooper Cos., Inc. (The)	609	145,807
CR Bard, Inc.	885	279,757
Danaher Corp.	7,489	631,997
DENTSPLY SIRONA, Inc.	2,813	182,395
Edwards Lifesciences Corp.*	2,611	308,725
Hologic, Inc.*	3,511	159,329
IDEXX Laboratories, Inc.*	1,071	172,881
Intuitive Surgical, Inc.*	451	421,852
Medtronic plc	139,562	12,386,127
Stryker Corp.	38,631	5,361,209
Varian Medical Systems, Inc.*	1,181	121,867
Zimmer Biomet Holdings, Inc.	2,469	317,020

		23,045,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (1.2%)
Aetna, Inc.	4,078	$619,162
AmerisourceBergen Corp.	2,006	189,627
Anthem, Inc.	3,250	611,423
Cardinal Health, Inc.	3,875	301,940
Centene Corp.*	2,151	171,822
Cigna Corp.	3,156	528,283
DaVita, Inc.*	1,937	125,440
Envision Healthcare Corp.*	1,425	89,305
Express Scripts Holding Co.*	7,287	465,202
HCA Healthcare, Inc.*	3,549	309,473
Henry Schein, Inc.*	990	181,190
Humana, Inc.	1,781	428,544
Laboratory Corp. of America Holdings*	1,252	192,983
McKesson Corp.	2,605	428,627
Patterson Cos., Inc. (x)	949	44,556
Quest Diagnostics, Inc.	1,687	187,527
UnitedHealth Group, Inc.	11,877	2,202,232
Universal Health Services, Inc., Class B	1,095	133,678

		7,211,014

Health Care Technology (0.0%)
Cerner Corp.*	3,571	237,364

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	3,953	234,452
Illumina, Inc.*	1,798	311,989
Mettler-Toledo International, Inc.*	318	187,156
PerkinElmer, Inc.	1,405	95,737
Thermo Fisher Scientific, Inc.	4,795	836,584
Waters Corp.*	981	180,347

		1,846,265

Pharmaceuticals (6.2%)
Allergan plc	4,120	1,001,531
Bristol-Myers Squibb Co.	20,298	1,131,005
Eli Lilly & Co.	102,595	8,443,568
Johnson & Johnson	33,203	4,392,425
Mallinckrodt plc*	1,223	54,803
Merck & Co., Inc.	165,971	10,637,080
Mylan NV*	5,662	219,799
Novartis AG (ADR)	72,989	6,092,392
Perrigo Co. plc (x)	1,790	135,181
Pfizer, Inc.	73,559	2,470,847
Teva Pharmaceutical Industries Ltd. (ADR)	103,065	3,423,819
Zoetis, Inc.	6,049	377,337

		38,379,787

Total Health Care		78,248,749

Industrials (7.3%)
Aerospace & Defense (1.2%)
Arconic, Inc.	5,524	125,119
Boeing Co. (The)	6,918	1,368,034
General Dynamics Corp.	3,496	692,558
KLX, Inc.*	13,101	655,050
L3 Technologies, Inc.	957	159,896
Lockheed Martin Corp.	3,071	852,540
Northrop Grumman Corp.	2,148	551,413

Raytheon Co.	3,602	$581,651
Rockwell Collins, Inc.	10,881	1,143,375
Textron, Inc.	3,319	156,325
TransDigm Group, Inc.	604	162,397
United Technologies Corp.	9,205	1,124,023

		7,572,381

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,784	122,525
Expeditors International of Washington, Inc.	2,178	123,013
FedEx Corp.	3,042	661,118
United Parcel Service, Inc., Class B	8,459	935,481

		1,842,137

Airlines (0.3%)
Alaska Air Group, Inc.	1,516	136,076
American Airlines Group, Inc.	6,045	304,184
Delta Air Lines, Inc.	8,980	482,586
Southwest Airlines Co.	7,430	461,700
United Continental Holdings, Inc.*	3,519	264,805

		1,649,351

Building Products (0.1%)
Allegion plc	1,213	98,399
Fortune Brands Home & Security, Inc.	1,865	121,673
Johnson Controls International plc	11,530	499,940
Masco Corp.	3,854	147,261

		867,273

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,085	136,753
Republic Services, Inc.	2,821	179,782
Stericycle, Inc.*	1,027	78,381
Waste Management, Inc.	4,980	365,283

		760,199

Construction & Engineering (0.0%)
Fluor Corp.	1,664	76,178
Jacobs Engineering Group, Inc.	1,480	80,497
Quanta Services, Inc.*	1,723	56,721

		213,396

Electrical Equipment (0.8%)
Acuity Brands, Inc. (x)	545	110,788
AMETEK, Inc.	2,809	170,141
Eaton Corp. plc	5,519	429,544
Emerson Electric Co.	7,911	471,654
Rockwell Automation, Inc.	1,574	254,925
Sensata Technologies Holding NV (x)*	76,692	3,276,282

		4,713,334

Industrial Conglomerates (1.7%)
3M Co.	7,378	1,536,026
General Electric Co.	274,414	7,411,922
Honeywell International, Inc.	9,408	1,253,992
Roper Technologies, Inc.	1,249	289,181

		10,491,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.8%)
Caterpillar, Inc.	39,334	$4,226,831
CNH Industrial NV	194,168	2,198,838
Cummins, Inc.	1,895	307,407
Deere & Co.	3,598	444,677
Dover Corp.	1,958	157,071
Federal Signal Corp.	62,496	1,084,931
Flowserve Corp.	1,634	75,867
Fortive Corp.	3,694	234,015
Illinois Tool Works, Inc.	3,827	548,218
Ingersoll-Rand plc	3,181	290,712
PACCAR, Inc.	4,303	284,170
Parker-Hannifin Corp.	1,636	261,466
Pentair plc	2,088	138,936
Snap-on, Inc.	708	111,864
Stanley Black & Decker, Inc.	1,865	262,461
Xylem, Inc.	2,171	120,339

		10,747,803

Professional Services (0.5%)
Equifax, Inc.	1,465	201,320
IHS Markit Ltd.*	3,898	171,668
Nielsen Holdings plc	4,083	157,849
RELX plc	120,696	2,609,528
Robert Half International, Inc.	1,603	76,832
Verisk Analytics, Inc.*	1,896	159,966

		3,377,163

Road & Rail (0.4%)
CSX Corp.	11,383	621,056
JB Hunt Transport Services, Inc.	1,089	99,513
Kansas City Southern	1,345	140,754
Norfolk Southern Corp.	3,563	433,617
Union Pacific Corp.	9,918	1,080,170

		2,375,110

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,555	154,749
United Rentals, Inc.*	1,033	116,429
WW Grainger, Inc.	662	119,511

		390,689

Total Industrials		44,999,957

Information Technology (15.1%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	217,407	6,804,838
F5 Networks, Inc.*	777	98,726
Harris Corp.	1,499	163,511
Juniper Networks, Inc.	4,818	134,326
Motorola Solutions, Inc.	2,027	175,822
Nokia OYJ	274,476	1,678,754
Nokia OYJ (ADR)	189,530	1,167,505

		10,223,482

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,772	278,449
Corning, Inc.	11,410	342,871
FLIR Systems, Inc.	1,658	57,466
TE Connectivity Ltd.	4,360	343,045

		1,021,831

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	2,063	$102,758
Alphabet, Inc., Class A*	3,664	3,406,348
Alphabet, Inc., Class C*	3,676	3,340,491
eBay, Inc.*	12,429	434,021
Facebook, Inc., Class A*	29,112	4,395,330
VeriSign, Inc. (x)*	1,094	101,698

		11,780,646

IT Services (2.4%)
Accenture plc, Class A	7,654	946,647
Alliance Data Systems Corp.	689	176,859
Automatic Data Processing, Inc.	5,520	565,579
Cognizant Technology Solutions Corp., Class A	65,725	4,364,140
CSRA, Inc.	1,755	55,721
DXC Technology Co.	16,081	1,233,734
Fidelity National Information Services, Inc.	4,049	345,785
Fiserv, Inc.*	2,642	323,222
Gartner, Inc.*	1,085	134,008
Global Payments, Inc.	1,871	168,989
International Business Machines Corp.	10,548	1,622,599
Mastercard, Inc., Class A	11,578	1,406,148
Paychex, Inc.	3,936	224,116
PayPal Holdings, Inc.*	13,808	741,075
Total System Services, Inc.	2,048	119,296
Visa, Inc., Class A	22,752	2,133,683
Western Union Co. (The)	5,937	113,100

		14,674,701

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc. (x)*	9,782	122,079
Analog Devices, Inc.	4,476	348,233
Applied Materials, Inc.	13,287	548,886
Broadcom Ltd.	4,932	1,149,403
Intel Corp.	57,905	1,953,715
KLA-Tencor Corp.	1,926	176,248
Lam Research Corp.	2,002	283,143
Microchip Technology, Inc.	2,847	219,731
Micron Technology, Inc.*	12,753	380,805
NVIDIA Corp.	7,331	1,059,769
Qorvo, Inc.*	1,559	98,716
QUALCOMM, Inc.	18,154	1,002,464
Skyworks Solutions, Inc.	2,276	218,382
Texas Instruments, Inc.	12,293	945,700
Xilinx, Inc.	3,056	196,562

		8,703,836

Software (4.8%)
Activision Blizzard, Inc.	8,506	489,690
Adobe Systems, Inc.*	6,092	861,652
ANSYS, Inc.*	1,067	129,833
Autodesk, Inc.*	2,409	242,875
CA, Inc.	101,301	3,491,845
Citrix Systems, Inc.*	1,864	148,337
Dell Technologies, Inc., Class V*	14,073	860,001
Electronic Arts, Inc.*	3,792	400,890
Intuit, Inc.	2,986	396,571
Microsoft Corp.	188,316	12,980,621
Oracle Corp.	37,025	1,856,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Red Hat, Inc.*	2,190	$209,693
salesforce.com, Inc.*	8,253	714,710
Symantec Corp.	234,071	6,612,506
Synopsys, Inc.*	1,828	133,316

		29,528,974

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	64,154	9,239,459
Hewlett Packard Enterprise Co.	167,002	2,770,563
HP, Inc.	20,829	364,091
NetApp, Inc.	3,328	133,286
Samsung Electronics Co. Ltd.	2,135	4,435,515
Seagate Technology plc	3,598	139,423
Western Digital Corp.	3,628	321,441
Xerox Corp.	2,564	73,664

		17,477,442

Total Information Technology		93,410,912

Materials (3.6%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	2,668	381,684
Albemarle Corp.	1,383	145,962
CF Industries Holdings, Inc.	2,915	81,503
Dow Chemical Co. (The)	13,840	872,889
Eastman Chemical Co.	1,777	149,250
Ecolab, Inc.	3,222	427,721
EI du Pont de Nemours & Co.	10,712	864,566
FMC Corp.	1,681	122,797
International Flavors & Fragrances, Inc.	995	134,325
LyondellBasell Industries NV, Class A	4,056	342,286
Monsanto Co.	33,356	3,948,016
Mosaic Co. (The)	4,375	99,881
PPG Industries, Inc.	3,151	346,484
Praxair, Inc.	3,496	463,395
Sherwin-Williams Co. (The)	997	349,907

		8,730,666

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered) (x)*	38,470	2,202,527
Martin Marietta Materials, Inc.	773	172,054
Vulcan Materials Co.	1,625	205,855

		2,580,436

Containers & Packaging (1.2%)
Avery Dennison Corp.	1,144	101,095
Ball Corp.	4,288	180,996
International Paper Co.	76,163	4,311,588
Sealed Air Corp.	2,408	107,782
WestRock Co.	49,738	2,818,155

		7,519,616

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.*	16,344	196,291
Newmont Mining Corp.	6,535	211,669
Nucor Corp.	3,913	226,445
thyssenkrupp AG	75,553	2,146,536
Warrior Met Coal, Inc.*†	25,742	421,035

		3,201,976

Total Materials		22,032,694

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexander’s, Inc. (REIT)	6,453	$2,719,680
Alexandria Real Estate Equities, Inc. (REIT)	1,086	130,830
American Tower Corp. (REIT)	5,253	695,077
Apartment Investment & Management Co. (REIT), Class A	1,916	82,331
AvalonBay Communities, Inc. (REIT)	1,688	324,383
Boston Properties, Inc. (REIT)	1,889	232,385
Crown Castle International Corp. (REIT)	4,623	463,132
Digital Realty Trust, Inc. (REIT)	1,964	221,834
Equinix, Inc. (REIT)	956	410,277
Equity Residential (REIT)	4,513	297,091
Essex Property Trust, Inc. (REIT)	803	206,588
Extra Space Storage, Inc. (REIT)	1,560	121,680
Federal Realty Investment Trust (REIT)	890	112,487
GGP, Inc. (REIT)	7,053	166,169
HCP, Inc. (REIT)	5,683	181,629
Host Hotels & Resorts, Inc. (REIT) (x)	9,091	166,093
Iron Mountain, Inc. (REIT)	2,928	100,606
Kimco Realty Corp. (REIT) (x)	5,174	94,943
Macerich Co. (The) (REIT)	1,456	84,535
Mid-America Apartment Communities, Inc. (REIT)	1,432	150,904
Prologis, Inc. (REIT)	6,516	382,098
Public Storage (REIT)	1,833	382,235
Realty Income Corp. (REIT)	3,344	184,522
Regency Centers Corp. (REIT)	1,780	111,499
Simon Property Group, Inc. (REIT)	3,879	627,467
SL Green Realty Corp. (REIT)	1,237	130,875
UDR, Inc. (REIT)	3,378	131,641
Ventas, Inc. (REIT)	4,372	303,767
Vornado Realty Trust (REIT)	27,658	2,597,086
Welltower, Inc. (REIT)	4,468	334,430
Weyerhaeuser Co. (REIT)	9,206	308,401

		12,456,675

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,700	134,680

Total Real Estate		12,591,355

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	75,714	2,856,689
CenturyLink, Inc. (x)	6,860	163,817
Koninklijke KPN NV	581,020	1,858,777
Level 3 Communications, Inc.*	3,609	214,014
Verizon Communications, Inc.	50,279	2,245,460

		7,338,757

Wireless Telecommunication Services (0.3%)
Vodafone Group plc	576,530	1,635,088

Total Telecommunication Services		8,973,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (1.6%)
Electric Utilities (0.8%)
Alliant Energy Corp.	2,749	$110,427
American Electric Power Co., Inc.	6,039	419,529
Duke Energy Corp.	8,596	718,540
Edison International	4,001	312,838
Entergy Corp.	2,207	169,431
Eversource Energy	3,888	236,040
Exelon Corp.	11,399	411,162
FirstEnergy Corp.	5,541	161,576
NextEra Energy, Inc.	5,745	805,048
PG&E Corp.	6,229	413,419
Pinnacle West Capital Corp.	1,385	117,947
PPL Corp.	8,362	323,275
Southern Co. (The)	12,180	583,178
Xcel Energy, Inc.	6,235	286,062

		5,068,472

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	8,019	89,091
NRG Energy, Inc.	3,752	64,609
Vistra Energy Corp. (x)	128,939	2,164,886

		2,318,586

Multi-Utilities (0.4%)
Ameren Corp.	2,935	160,456
CenterPoint Energy, Inc.	5,316	145,552
CMS Energy Corp.	3,358	155,308
Consolidated Edison, Inc.	3,742	302,428
Dominion Energy, Inc.	7,718	591,431
DTE Energy Co.	2,205	233,267
NiSource, Inc.	4,268	108,236
Public Service Enterprise Group, Inc.	6,222	267,608
SCANA Corp.	1,773	118,809
Sempra Energy	3,075	346,706
WEC Energy Group, Inc.	3,873	237,725

		2,667,526

Water Utilities (0.0%)
American Water Works Co., Inc.	2,215	172,659

Total Utilities		10,227,243

Total Common Stocks (84.2%) (Cost $308,939,478)		522,405,691

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.8%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14 (h)*†	$2,014,000	—

Media (0.3%)
iHeartCommunications, Inc.
9.000%, 12/15/19	2,028,000	1,597,050

Total Consumer Discretionary		1,597,050

Health Care (0.1%)
Health Care Providers & Services (0.0%)
CHS/Community Health Systems, Inc. 6.875%, 2/1/22 (x)	$545,000	$476,221

Pharmaceuticals (0.1%)
Valeant Pharmaceuticals International, Inc. 7.500%, 7/15/21 (x)§	92,000	89,130
6.750%, 8/15/21§	167,000	158,649
7.250%, 7/15/22§	109,000	102,733

		350,512

Total Health Care		826,733

Information Technology (0.1%)
Communications Equipment (0.1%)
Avaya, Inc. 7.000%, 4/1/19 (h)(x)§	651,000	520,800
10.500%, 3/1/21(h)§	3,180,000	310,050

Total Information Technology		830,850

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp. 10.500%, 9/15/22	197,000	188,391
11.000%, 9/15/25	1,797,000	1,664,022

Total Telecommunication Services		1,852,413

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC 8.500%, 5/1/20†	5,264,099	611
11.500%, 10/1/20†	2,404,000	279

Total Utilities		890

Total Corporate Bonds		5,107,936

Loan Participations (1.5%)
Consumer Discretionary (1.2%)
Hotels, Restaurants & Leisure (0.4%)
Caesars Entertainment Operating Co., Inc. 12.250%, 1/28/18 (h)	226,648	262,628
9.250%, 2/17/19 (h)	674,382	837,358
10.250%, 12/31/26 (h)	1,082,377	1,286,676

		2,386,662

Media (0.4%)
iHeartCommunications, Inc. 7.976%, 1/30/19	2,267,587	1,843,549
8.726%, 7/30/19	728,853	592,800

		2,436,349

Multiline Retail (0.1%)
Belk, Inc. 5.905%, 12/12/22	435,293	370,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Specialty Retail (0.3%)
Toys R Us, Inc. 8.422%, 10/24/19	$184,000	$184,460
9.952%, 4/24/20	1,731,156	1,436,859

		1,621,319

Total Consumer Discretionary		6,814,547

Information Technology (0.3%)
Communications Equipment (0.3%)
Avaya, Inc. 5.670%, 10/26/17 (h)	1,323,515	1,051,091
8.675%, 1/24/18	409,000	420,759
6.532%, 3/31/18 (h)	263,832	209,527
6.417%, 5/29/20 (h)	1,109,013	890,907

Total Information Technology		2,572,284

Total Loan Participations		9,386,831

Municipal Bond (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligation Bonds, Series 2014A 8.000%, 7/1/35 (h)	1,590,000	965,925

Total Long-Term Debt Securities (2.5%) (Cost $20,159,164)		15,460,692

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	9,800,259	9,803,199

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,700,160, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,734,000. (xx)	$1,700,000	1,700,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $300,036, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $333,547. (xx)	300,000	300,000

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $900,090, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $918,002. (xx)	$900,000	$900,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,915,084, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,953,199. (xx)	1,914,901	1,914,901
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $300,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $700,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $714,466. (xx)	700,000	700,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $800,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $816,533. (xx)	800,000	800,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $3,060,003. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		9,614,901

U.S. Government Agency Security (1.9%)
FHLB 0.00%, 7/3/17 (o)(p)	11,800,001	11,800,001

U.S. Treasury Obligations (1.4%)
U.S. Treasury Bills 0.74%, 7/27/17 (p)	5,000,000	4,997,225
0.79%, 8/3/17 (p)	2,000,000	1,998,510
0.80%, 8/10/17 (p)	2,000,000	1,998,169

Total U.S. Treasury Obligations		8,993,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Value (Note 1)

Total Short-Term Investments (6.5%) (Cost $40,213,601)	$40,212,005

Total Investments (93.2%) (Cost $369,312,243)	578,078,388
Other Assets Less Liabilities (6.8%)	42,205,620

Net Assets (100%)	$620,284,008

*	Non-income producing.
†	Securities (totaling $496,622 or 0.1% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $1,181,362 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $9,466,910. This was secured by cash collateral of $9,614,901 which was subsequently invested in joint repurchase agreements with a total value of $9,614,901, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $32,729 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125, maturing 7/31/17 - 2/15/47 .

Glossary:

ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$602,775	$—	$32,389	$631,081	$7,695	$2,088
PNC Financial Services Group, Inc. (The)	741,761	—	30,939	745,724	6,897	14,943

	$1,344,536	$—	$63,328	$1,376,805	$14,592	$17,031

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	499	September-17	$60,619,189	$60,401,455	$(217,734)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	90	$117,765	$115,589	$2,176
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	70	91,702	89,714	1,988
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	85	110,908	108,475	2,433
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	92	119,856	116,692	3,164
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	49	63,837	62,123	1,714
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	5	6,514	6,495	19
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	90	117,825	117,474	351
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	83	108,225	106,182	2,043
British Pound vs. U.S. Dollar, expiring 7/13/17	HSBC Bank plc	70	91,701	89,648	2,053
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	65	84,972	83,086	1,886
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	75	97,784	97,240	544
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	83	107,810	105,809	2,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	91	$118,660	$116,374	$2,286
European Union Euro vs. U.S. Dollar, expiring 8/18/17	Bank of America	31	35,377	35,322	55
European Union Euro vs. U.S. Dollar, expiring 8/18/17	HSBC Bank plc	31	35,379	35,302	77
European Union Euro vs. U.S. Dollar, expiring 8/18/17	State Street Bank & Trust	31	35,378	35,338	40
European Union Euro vs. U.S. Dollar, expiring 8/18/17	UBS AG	31	35,378	35,335	43
European Union Euro vs. U.S. Dollar, expiring 8/18/17	UBS AG	15	17,504	17,459	45
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	17,465	15,266	15,616	(350)
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	554,233	484,457	492,529	(8,072)
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	4,025	3,518	3,596	(78)
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	101,220	88,476	90,837	(2,361)
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	512,990	448,407	456,170	(7,763)
Korean Won vs. U.S. Dollar, expiring 7/14/17	UBS AG	68,320	59,719	60,778	(1,059)
Korean Won vs. U.S. Dollar, expiring 7/14/17	UBS AG	140,880	123,143	124,552	(1,409)
Korean Won vs. U.S. Dollar, expiring 7/14/17	UBS AG	121,490	106,195	107,580	(1,385)

					$441

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	85	$110,110	$110,429	$(319)
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	86	112,050	111,855	195
British Pound vs. U.S. Dollar, expiring 7/13/17	Bank of America	10	13,207	13,179	28
British Pound vs. U.S. Dollar, expiring 7/13/17	HSBC Bank plc	9	11,779	11,810	(31)
British Pound vs. U.S. Dollar, expiring 7/13/17	HSBC Bank plc	13	17,126	17,391	(265)
British Pound vs. U.S. Dollar, expiring 7/13/17	HSBC Bank plc	124	161,056	160,952	104
British Pound vs. U.S. Dollar, expiring 7/13/17	HSBC Bank plc	88	114,689	114,580	109
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	9	11,792	11,811	(19)
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	85	110,091	110,428	(337)
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	101	131,554	131,369	185
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	12,341	16,091,971	16,077,361	14,610
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	40	52,414	52,363	51
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	50	65,004	65,305	(301)
British Pound vs. U.S. Dollar, expiring 7/13/17	State Street Bank & Trust	120	156,125	156,003	122
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	37	48,770	48,810	(40)
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	97	126,181	126,005	176
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	9	11,775	11,810	(35)
British Pound vs. U.S. Dollar, expiring 7/13/17	UBS AG	86	111,988	111,855	133
European Union Euro vs. U.S. Dollar, expiring 8/18/17	Bank of America	15	16,597	16,900	(303)
European Union Euro vs. U.S. Dollar, expiring 8/18/17	HSBC Bank plc	5,390	6,030,694	6,170,575	(139,881)
European Union Euro vs. U.S. Dollar, expiring 8/18/17	State Street Bank & Trust	5,390	6,029,094	6,170,577	(141,483)
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	3,967,792	3,510,389	3,468,259	42,130
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	42,859	37,740	37,463	277
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	97,612	85,632	85,323	309
Korean Won vs. U.S. Dollar, expiring 7/14/17	HSBC Bank plc	55,781	49,478	48,758	720
Korean Won vs. U.S. Dollar, expiring 7/14/17	UBS AG	12,892	11,410	11,269	141
Korean Won vs. U.S. Dollar, expiring 7/14/17	UBS AG	2,116,545	1,862,583	1,850,079	12,504
Korean Won vs. U.S. Dollar, expiring 7/14/17	UBS AG	160,529	141,635	140,319	1,316

					$(209,904)

					$(209,463)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$52,439,064	$3,088,417	$74,697		$55,602,178
Consumer Staples	45,941,820	7,250,668	—		53,192,488
Energy	34,683,038	7,117,746	—		41,800,784
Financials	99,197,402	2,128,084	—		101,325,486
Health Care	78,248,749	—	—		78,248,749
Industrials	40,191,590	4,808,367	—		44,999,957
Information Technology	87,296,643	6,114,269	—		93,410,912
Materials	17,262,597	4,349,062	421,035		22,032,694
Real Estate	12,591,355	—	—		12,591,355
Telecommunication Services	5,479,980	3,493,865	—		8,973,845
Utilities	10,227,243	—	—		10,227,243
Corporate Bonds
Consumer Discretionary	—	1,597,050	—	(a)	1,597,050
Health Care	—	826,733	—		826,733
Information Technology	—	830,850	—		830,850
Telecommunication Services	—	1,852,413	—		1,852,413
Utilities	—	—	890		890
Forward Currency Contracts	—	96,028	—		96,028
Loan Participations
Consumer Discretionary	—	6,814,547	—		6,814,547
Information Technology	—	2,572,284	—		2,572,284
Municipal Bonds	—	965,925	—		965,925
Short-Term Investments
Investment Companies	9,803,199	—	—		9,803,199
Repurchase Agreements	—	9,614,901	—		9,614,901
U.S. Government Agency Securities	—	11,800,001	—		11,800,001
U.S. Treasury Obligations	—	8,993,904	—		8,993,904

Total Assets	$493,362,680	$84,315,114	$496,622		$578,174,416

Liabilities:
Forward Currency Contracts	$—	$(305,491)	$—		$(305,491)
Futures	(217,734)	—	—		(217,734)

Total Liabilities	$(217,734)	$(305,491)	$—		$(523,225)

Total	$493,144,946	$84,009,623	$496,622		$577,651,191

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$96,028

Total

	Liability Derivatives
Foreign exchange contracts	Payables	$(305,491)
Equity contracts	Payables, Net assets – Unrealized depreciation	(217,734)*

		$(523,225)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,578,201)	$(1,578,201)
Equity contracts	5,167,278	—	5,167,278

Total	$5,167,278	$(1,578,201)	$3,589,077

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(539,182)	$(539,182)
Equity contracts	(436,913)	—	(436,913)

Total	$(436,913)	$(539,182)	$(976,095)

^ The Portfolio held forward foreign currency contracts for hedging, and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $31,977,000 and futures contracts with an average notional balance of approximately $58,262,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$14,166	$(622)	$—	$13,544
HSBC Bank plc	45,779	(45,779)	—	—
State Street Bank & Trust	16,894	(16,894)	—	—
UBS AG	19,189	(3,928)	—	15,261

Total	$96,028	$(67,223)	$—	$28,805

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$622	$(622)	$—	$—
HSBC Bank plc	158,801	(45,779)	—	113,022
State Street Bank & Trust	142,140	(16,894)	—	125,246
UBS AG	3,928	(3,928)	—	—

Total	$305,491	$(67,223)	$—	$238,268

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,316,977
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$58,063,330

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,825,522
Aggregate gross unrealized depreciation	(24,548,245)

Net unrealized appreciation	$205,277,277

Federal income tax cost of investments	$372,801,111

For the six months ended June 30, 2017, the Portfolio incurred approximately $1,277 as brokerage commissions with Sanford C. Bernstein & Co., LLC., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $537,068)	$1,376,805
Unaffiliated Issuers (Cost $359,160,274)	567,086,682
Repurchase Agreements (Cost $9,614,901)	9,614,901
Cash	47,806,157
Foreign cash (Cost $150,595)	152,753
Cash held as collateral at broker	2,227,200
Receivable for securities sold	2,087,004
Dividends, interest and other receivables	785,252
Unrealized appreciation on forward foreign currency contracts	96,028
Due from broker for futures variation margin	22,772
Security lending income receivable	2,127
Receivable from Separate Accounts for Trust shares sold	1,956
Other assets	6,999

Total assets	631,266,636

LIABILITIES
Payable for return of collateral on securities loaned	9,614,901
Investment management fees payable	324,324
Payable for securities purchased	319,602
Unrealized depreciation on forward foreign currency contracts	305,491
Payable to Separate Accounts for Trust shares redeemed	164,322
Administrative fees payable	63,461
Distribution fees payable – Class IB	41,978
Trustees’ fees payable	791
Distribution fees payable – Class IA	586
Accrued expenses	147,172

Total liabilities	10,982,628

NET ASSETS	$620,284,008

Net assets were comprised of:
Paid in capital	$403,085,097
Accumulated undistributed net investment income (loss)	4,402,964
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	4,449,803
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	208,346,144

Net assets	$620,284,008

Class IA
Net asset value, offering and redemption price per share, $2,842,058 / 192,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.73

Class IB
Net asset value, offering and redemption price per share, $203,134,403 / 13,807,212 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.71

Class K
Net asset value, offering and redemption price per share, $414,307,547 / 28,085,768 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.75

(x)	Includes value of securities on loan of $9,466,910.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($14,592 of dividend income received from affiliates) (net of $63,426 foreign withholding tax)	$6,009,545
Interest	437,818
Securities lending (net)	28,976

Total income	6,476,339

EXPENSES
Investment management fees	2,174,081
Administrative fees	385,284
Distribution fees – Class IB	254,157
Professional fees	46,980
Custodian fees	32,323
Printing and mailing expenses	23,680
Trustees’ fees	7,409
Distribution fees – Class IA	3,385
Miscellaneous	16,170

Gross expenses	2,943,469
Less: Waiver from investment manager	(200,257)

Net expenses	2,743,212

NET INVESTMENT INCOME (LOSS)	3,733,127

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($17,031 of realized gain (loss) from affiliates)	15,591,062
Futures	5,167,278
Foreign currency transactions	(1,293,280)

Net realized gain (loss)	19,465,060

Change in unrealized appreciation (depreciation) on:
Investments ($95,597 of change in unrealized appreciation (depreciation) from affiliates)	20,218,483
Futures	(436,913)
Foreign currency translations	(526,428)

Net change in unrealized appreciation (depreciation)	19,255,142

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,720,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,453,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,733,127	$10,481,777
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	19,465,060	17,786,842
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	19,255,142	46,270,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,453,329	74,538,907

DIVIDENDS:
Dividends from net investment income
Class IA	—	(54,841)
Class IB	—	(4,231,890)
Class K	—	(9,825,192)

TOTAL DIVIDENDS	—	(14,111,923)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 13,346 and 21,399 shares, respectively ]	192,053	275,173
Capital shares issued in reinvestment of dividends [ 0 and 3,959 shares, respectively ]	—	54,841
Capital shares repurchased [ (7,656) and (60,811) shares, respectively ]	(110,209)	(779,082)

Total Class IA transactions	81,844	(449,068)

Class IB
Capital shares sold [ 346,712 and 542,996 shares, respectively ]	4,925,038	7,011,590
Capital shares issued in reinvestment of dividends [ 0 and 305,959 shares, respectively ]	—	4,231,890
Capital shares repurchased [ (1,083,315) and (2,571,530) shares, respectively ]	(15,609,206)	(32,706,994)

Total Class IB transactions	(10,684,168)	(21,463,514)

Class K
Capital shares sold [ 76,295 and 60,683 shares, respectively ]	1,094,007	767,502
Capital shares issued in reinvestment of dividends [ 0 and 709,190 shares, respectively ]	—	9,825,192
Capital shares repurchased [ (2,095,040) and (4,994,581) shares, respectively ]	(30,306,547)	(63,367,403)

Total Class K transactions	(29,212,540)	(52,774,709)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,814,864)	(74,687,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,638,465	(14,260,307)
NET ASSETS:
Beginning of period	617,645,543	631,905,850

End of period (a)	$620,284,008	$617,645,543

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,402,964	$669,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.78	$12.44	$13.00	$12.06	$9.40	$8.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.20	0.19	0.21	0.10	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88	1.44	(0.50)	0.96	2.64	1.09

Total from investment operations	0.95	1.64	(0.31)	1.17	2.74	1.19

Less distributions:
Dividends from net investment income	—	(0.30)	(0.25)	(0.23)	(0.08)	(0.13)

Net asset value, end of period	$14.73	$13.78	$12.44	$13.00	$12.06	$9.40

Total return (b)	6.89%	13.14%	(2.38)%	9.74%	29.16%	14.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,842	$2,580	$2,770	$3,177	$3,547	$3,624
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.09%	1.10%	1.12%	1.14%	1.15%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.09%	1.10%	1.12%	1.14%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.12%	1.11%	1.12%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.57%	1.43%	1.64%	0.89%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.57%	1.43%	1.64%	0.89%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	1.54%	1.43%	1.64%	0.89%	1.05%
Portfolio turnover rate (z)^	6%	13%	24%	12%	16%	16%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.76	$12.42	$12.98	$12.05	$9.38	$8.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.20	0.19	0.20	0.10	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88	1.44	(0.51)	0.96	2.65	1.08

Total from investment operations	0.95	1.64	(0.32)	1.16	2.75	1.18

Less distributions:
Dividends from net investment income	—	(0.30)	(0.24)	(0.23)	(0.08)	(0.13)

Net asset value, end of period	$14.71	$13.76	$12.42	$12.98	$12.05	$9.38

Total return (b)	6.90%	13.16%	(2.39)%	9.66%	29.32%	13.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$203,134	$200,159	$202,063	$234,510	$243,039	$221,751
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.09%	1.10%	1.12%	1.14%	1.15%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.09%	1.10%	1.12%	1.14%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.12%	1.11%	1.12%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.04%	1.57%	1.44%	1.62%	0.90%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.57%	1.44%	1.62%	0.90%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.97%	1.54%	1.44%	1.62%	0.90%	1.05%
Portfolio turnover rate (z)^	6%	13%	24%	12%	16%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.78	$12.44	$13.00	$12.07	$9.40	$8.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.23	0.22	0.24	0.12	0.12
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88	1.44	(0.50)	0.96	2.66	1.09

Total from investment operations	0.97	1.67	(0.28)	1.20	2.78	1.21

Less distributions:
Dividends from net investment income	—	(0.33)	(0.28)	(0.27)	(0.11)	(0.15)

Net asset value, end of period	$14.75	$13.78	$12.44	$13.00	$12.07	$9.40

Total return (b)	7.04%	13.43%	(2.13)%	9.93%	29.59%	14.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$414,308	$414,906	$427,073	$480,589	$504,628	$435,252
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.84%	0.85%	0.87%	0.89%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.84%	0.85%	0.87%	0.89%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.87%	0.86%	0.87%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.28%	1.82%	1.69%	1.87%	1.15%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.28%	1.82%	1.69%	1.87%	1.15%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.22%	1.79%	1.69%	1.87%	1.15%	1.30%
Portfolio turnover rate (z)^	6%	13%	24%	12%	16%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	17.5%
Information Technology	13.9
Health Care	13.7
Consumer Discretionary	9.6
Industrials	8.6
Energy	7.7
Consumer Staples	5.7
Materials	5.3
Telecommunication Services	4.1
Investment Companies	2.6
Real Estate	2.1
Utilities	1.7
Repurchase Agreements	1.2
Cash and Other	6.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,107.78	$5.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63
Class IB
Actual	1,000.00	1,107.78	5.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.22	5.63
Class K
Actual	1,000.00	1,108.64	4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.38

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.12%, 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (1.1%)
Aisin Seiki Co. Ltd.	2,100	$107,357
BorgWarner, Inc.	1,586	67,183
Bridgestone Corp.	7,700	331,345
Cie Generale des Etablissements Michelin	31,576	4,197,910
Continental AG	1,310	282,710
Delphi Automotive plc	2,236	195,985
Denso Corp.	5,500	231,883
GKN plc	20,370	86,491
Goodyear Tire & Rubber Co. (The)	2,051	71,703
Hyundai Mobis Co. Ltd.	10,988	2,400,909
Koito Manufacturing Co. Ltd.	1,400	71,945
NGK Spark Plug Co. Ltd.	2,000	42,481
NOK Corp.	1,300	27,439
Nokian Renkaat OYJ	1,305	54,016
Schaeffler AG (Preference) (q)	1,949	27,915
Stanley Electric Co. Ltd.	1,900	57,266
Sumitomo Electric Industries Ltd.	8,900	136,893
Sumitomo Rubber Industries Ltd.	2,300	38,771
Toyoda Gosei Co. Ltd.	600	14,291
Toyota Industries Corp.	1,900	99,836
Valeo SA	2,762	186,091
Yokohama Rubber Co. Ltd. (The)	1,500	30,073

		8,760,493

Automobiles (1.2%)
Bayerische Motoren Werke AG	3,967	368,272
Bayerische Motoren Werke AG (Preference) (q)	691	56,966
Daimler AG (Registered)	11,546	835,677
Ferrari NV	1,479	126,946
Fiat Chrysler Automobiles NV*	12,738	134,285
Ford Motor Co.	31,997	358,046
General Motors Co.	11,232	392,334
Harley-Davidson, Inc.	1,449	78,275
Honda Motor Co. Ltd.	20,500	558,453
Isuzu Motors Ltd.	6,600	81,330
Mazda Motor Corp.	6,920	96,471
Mitsubishi Motors Corp.	8,500	55,924
Nissan Motor Co. Ltd.	406,520	4,040,804
Peugeot SA	5,638	112,465
Porsche Automobil Holding SE (Preference) (q)	1,824	102,477
Renault SA (x)	2,113	191,259
Subaru Corp.	7,100	238,992
Suzuki Motor Corp.	4,100	194,292
Toyota Motor Corp.	31,098	1,629,344
Volkswagen AG	410	63,569
Volkswagen AG (Preference) (q)	2,191	333,702
Yamaha Motor Co. Ltd.	3,200	82,450

		10,132,333

Distributors (0.0%)
Genuine Parts Co.	1,221	113,259
Jardine Cycle & Carriage Ltd.	1,155	37,207
LKQ Corp.*	2,509	82,672

		233,138

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,000	$37,697
H&R Block, Inc.	1,758	54,340

		92,037

Hotels, Restaurants & Leisure (0.6%)
Accor SA (x)	2,189	102,619
Aristocrat Leisure Ltd.	6,384	110,696
Carnival Corp.	3,446	225,954
Carnival plc	2,264	149,796
Chipotle Mexican Grill, Inc.*	239	99,448
Compass Group plc	18,688	394,300
Crown Resorts Ltd. (x)	4,862	45,890
Darden Restaurants, Inc.	1,031	93,244
Domino’s Pizza Enterprises Ltd.	796	31,863
Flight Centre Travel Group Ltd. (x)	747	21,990
Galaxy Entertainment Group Ltd.	27,000	163,920
Genting Singapore plc	76,742	60,479
Hilton Worldwide Holdings, Inc.	1,688	104,403
InterContinental Hotels Group plc	2,037	113,207
Marriott International, Inc., Class A	2,622	263,013
McDonald’s Corp.	6,746	1,033,218
McDonald’s Holdings Co. Japan Ltd. (x)	673	25,789
Melco Resorts & Entertainment Ltd. (ADR)	1,465	32,889
Merlin Entertainments plc§	9,439	59,072
MGM China Holdings Ltd.	11,200	24,903
Oriental Land Co. Ltd.	2,500	169,104
Paddy Power Betfair plc	958	102,273
Royal Caribbean Cruises Ltd.	1,377	150,410
Sands China Ltd.	29,196	133,687
Shangri-La Asia Ltd.	11,000	18,654
SJM Holdings Ltd.	29,000	30,570
Sodexo SA	1,140	147,392
Starbucks Corp.	12,025	701,179
Tabcorp Holdings Ltd.	11,347	38,112
Tatts Group Ltd.	15,741	50,572
TUI AG	5,244	76,428
Whitbread plc	2,200	113,670
Wyndham Worldwide Corp.	859	86,252
Wynn Macau Ltd.	16,800	39,249
Wynn Resorts Ltd.	629	84,361
Yum Brands, Inc.	2,768	204,168

		5,302,774

Household Durables (1.2%)
Barratt Developments plc	11,258	82,626
Berkeley Group Holdings plc	1,565	65,777
Casio Computer Co. Ltd.	2,200	33,780
DR Horton, Inc.	2,778	96,035
Electrolux AB	2,886	94,582
Garmin Ltd.	924	47,152
Haier Electronics Group Co. Ltd.*	1,288,600	3,350,463
Husqvarna AB, Class B	5,644	56,074
Iida Group Holdings Co. Ltd.	1,800	29,943
Leggett & Platt, Inc.	1,084	56,943
Lennar Corp., Class A	1,650	87,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mohawk Industries, Inc.*	517	$124,954
Newell Brands, Inc.	3,954	212,013
Nikon Corp.	4,100	65,469
Panasonic Corp.	326,200	4,419,904
Persimmon plc	3,652	106,642
PulteGroup, Inc.	2,477	60,761
Rinnai Corp.	400	37,235
SEB SA	280	50,289
Sekisui Chemical Co. Ltd.	4,800	85,822
Sekisui House Ltd.	7,200	126,716
Sharp Corp. (x)*	19,000	70,442
Sony Corp.	15,000	571,594
Taylor Wimpey plc	38,955	89,398
Techtronic Industries Co. Ltd.	15,500	71,272
Whirlpool Corp.	619	118,613

		10,212,477

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,275	3,170,199
Expedia, Inc.	988	147,163
Netflix, Inc.*	3,553	530,854
Priceline Group, Inc. (The)*	407	761,302
Rakuten, Inc.	10,900	128,116
Start Today Co. Ltd.	2,100	51,625
TripAdvisor, Inc.*	866	33,081
Zalando SE*§	1,325	60,549

		4,882,889

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	81,725
Hasbro, Inc.	925	103,147
Mattel, Inc.	2,793	60,133
Sankyo Co. Ltd.	600	20,325
Sega Sammy Holdings, Inc.	1,800	24,197
Shimano, Inc.	900	142,272
Yamaha Corp.	2,000	68,993

		500,792

Media (2.4%)
Altice NV, Class A (x)*	4,727	109,058
Altice NV, Class B*	1,203	27,762
Axel Springer SE	572	34,364
CBS Corp. (Non-Voting), Class B	3,069	195,741
Charter Communications, Inc., Class A*	1,777	598,582
Comcast Corp., Class A	194,741	7,579,319
Dentsu, Inc.	2,661	127,047
Discovery Communications, Inc., Class A (x)*	1,054	27,225
Discovery Communications, Inc., Class C*	1,894	47,748
DISH Network Corp., Class A*	1,863	116,922
Eutelsat Communications SA	2,257	57,640
Hakuhodo DY Holdings, Inc.	2,300	30,489
Interpublic Group of Cos., Inc. (The)	3,286	80,836
ITV plc	42,102	99,472
JCDecaux SA	1,025	33,623
Lagardere SCA	1,629	51,445
News Corp., Class A	3,600	49,320
News Corp., Class B	1,034	14,631
Omnicom Group, Inc.	1,939	160,743

Pearson plc	10,314	$92,892
ProSiebenSat.1 Media SE	2,739	114,623
Publicis Groupe SA	2,398	178,876
REA Group Ltd. (x)	712	36,337
RTL Group SA	502	37,905
Schibsted ASA, Class A	985	23,785
Schibsted ASA, Class B	925	20,442
Scripps Networks Interactive, Inc., Class A	805	54,990
SES SA (FDR)	4,521	105,984
Singapore Press Holdings Ltd.	16,900	39,649
Sky plc	169,907	2,199,676
Telenet Group Holding NV*	534	33,636
Time Warner, Inc.	6,378	640,415
Toho Co. Ltd.	1,300	39,991
Twenty-First Century Fox, Inc., Class A	92,904	2,632,899
Twenty-First Century Fox, Inc., Class B	3,994	111,313
Viacom, Inc., Class B	2,847	95,574
Walt Disney Co. (The)	27,936	2,968,199
WPP plc	15,216	319,864

		19,189,017

Multiline Retail (0.5%)
Dollar General Corp.	2,125	153,191
Dollar Tree, Inc.*	1,933	135,155
Don Quijote Holdings Co. Ltd.	1,300	49,238
Harvey Norman Holdings Ltd. (x)	8,114	23,823
Isetan Mitsukoshi Holdings Ltd.	3,800	38,042
J Front Retailing Co. Ltd.	2,700	41,385
Kohl’s Corp.	1,473	56,961
Macy’s, Inc.	2,529	58,774
Marks & Spencer Group plc	20,071	87,130
Marui Group Co. Ltd.	2,200	32,391
Next plc	1,755	88,140
Nordstrom, Inc. (x)	926	44,291
Ryohin Keikaku Co. Ltd.	13,100	3,269,322
Takashimaya Co. Ltd.	4,000	38,017
Target Corp.	4,619	241,528

		4,357,388

Specialty Retail (1.0%)
ABC-Mart, Inc.	400	23,507
Advance Auto Parts, Inc.	594	69,254
AutoNation, Inc. (x)*	569	23,989
AutoZone, Inc.*	240	136,910
Bed Bath & Beyond, Inc.	1,266	38,486
Best Buy Co., Inc.	2,263	129,738
CarMax, Inc. (x)*	1,570	99,004
Dixons Carphone plc	13,226	48,854
Dufry AG (Registered)*	420	68,810
Fast Retailing Co. Ltd.	600	199,618
Foot Locker, Inc.	1,109	54,652
Gap, Inc. (The) (x)	1,736	38,175
Hennes & Mauritz AB, Class B	11,209	279,270
Hikari Tsushin, Inc.	200	21,018
Home Depot, Inc. (The)	9,877	1,515,132
Industria de Diseno Textil SA	12,877	494,318
Kingfisher plc	740,413	2,899,804
L Brands, Inc.	1,970	106,163
Lowe’s Cos., Inc.	7,172	556,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nitori Holdings Co. Ltd.	900	$120,347
O’Reilly Automotive, Inc.*	755	165,149
Ross Stores, Inc.	3,252	187,738
Shimamura Co. Ltd.	300	36,701
Signet Jewelers Ltd. (x)	547	34,592
Staples, Inc.	5,535	55,737
Tiffany & Co.	897	84,201
TJX Cos., Inc. (The)	5,384	388,563
Tractor Supply Co.	1,090	59,089
Ulta Beauty, Inc.*	481	138,211
USS Co. Ltd.	2,900	57,575
Yamada Denki Co. Ltd. (x)	7,000	34,728

		8,165,378

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	2,258	432,623
Asics Corp.	2,200	40,724
Burberry Group plc	5,211	112,733
Christian Dior SE	149	42,605
Cie Financiere Richemont SA (Registered)	6,260	515,737
Coach, Inc.	68,480	3,241,842
Hanesbrands, Inc. (x)	3,173	73,487
Hermes International	251	124,032
HUGO BOSS AG	755	52,860
Kering	884	301,081
Li & Fung Ltd.	82,000	29,828
Luxottica Group SpA	2,041	118,072
LVMH Moet Hennessy Louis Vuitton SE	3,344	833,763
Michael Kors Holdings Ltd.*	1,386	50,243
NIKE, Inc., Class B	10,883	642,097
Pandora A/S	1,280	119,441
PVH Corp.	672	76,944
Ralph Lauren Corp. (x)	460	33,948
Swatch Group AG (The)	365	134,786
Swatch Group AG (The) (Registered)	626	45,731
Under Armour, Inc., Class A (x)*	1,551	33,749
Under Armour, Inc., Class C (x)*	1,497	30,180
VF Corp.	2,720	156,672
Yue Yuen Industrial Holdings Ltd.	8,000	33,199

		7,276,377

Total Consumer Discretionary		79,105,093

Consumer Staples (5.7%)
Beverages (1.4%)
Anheuser-Busch InBev SA/NV	9,137	1,009,249
Asahi Group Holdings Ltd.	4,600	172,917
Brown-Forman Corp., Class B	1,481	71,977
Carlsberg A/S, Class B	1,212	129,478
Coca-Cola Amatil Ltd.	7,532	53,433
Coca-Cola Bottlers Japan, Inc. (x)	1,500	43,343
Coca-Cola Co. (The)	31,849	1,428,428
Coca-Cola European Partners plc	2,683	108,939
Coca-Cola HBC AG*	2,082	61,230
Constellation Brands, Inc., Class A	1,420	275,097
Diageo plc	29,899	883,398

Dr Pepper Snapple Group, Inc.	1,520	$138,487
Heineken Holding NV	1,129	103,481
Heineken NV	2,763	268,650
Kirin Holdings Co. Ltd.	10,100	205,547
Molson Coors Brewing Co., Class B	1,510	130,373
Monster Beverage Corp.*	3,324	165,136
PepsiCo, Inc.	11,800	1,362,782
Pernod Ricard SA	2,529	338,676
Remy Cointreau SA	293	34,218
Suntory Beverage & Food Ltd.	89,100	4,135,159
Treasury Wine Estates Ltd.	9,081	91,852

		11,211,850

Food & Staples Retailing (1.7%)
Aeon Co. Ltd.	7,200	109,272
Carrefour SA (x)	6,702	169,551
Casino Guichard Perrachon SA (x)	747	44,246
Colruyt SA	714	37,615
Costco Wholesale Corp.	3,626	579,906
CVS Health Corp.	46,567	3,746,782
Distribuidora Internacional de Alimentacion SA	6,712	41,788
FamilyMart UNY Holdings Co. Ltd.	1,000	57,168
ICA Gruppen AB	1,037	38,601
J Sainsbury plc	21,653	70,984
Jeronimo Martins SGPS SA	2,776	54,186
Koninklijke Ahold Delhaize NV	15,089	288,496
Kroger Co. (The)	7,582	176,812
Lawson, Inc.	500	34,941
METRO AG	54,229	1,830,567
Seven & i Holdings Co. Ltd.	9,000	370,322
Sundrug Co. Ltd.	800	29,802
Sysco Corp.	4,091	205,900
Tesco plc*	96,917	213,075
Tsuruha Holdings, Inc.	400	42,427
Walgreens Boots Alliance, Inc.	51,981	4,070,633
Wal-Mart Stores, Inc.	12,199	923,220
Wesfarmers Ltd. (x)	13,562	418,201
Whole Foods Market, Inc.	2,605	109,697
Wm Morrison Supermarkets plc	25,863	81,249
Woolworths Ltd.	15,174	297,866

		14,043,307

Food Products (0.9%)
Ajinomoto Co., Inc.	6,100	131,599
Archer-Daniels-Midland Co.	4,770	197,383
Associated British Foods plc	4,080	156,019
Barry Callebaut AG (Registered)*	23	31,613
Calbee, Inc. (x)	1,000	39,253
Campbell Soup Co.	1,594	83,127
Chocoladefabriken Lindt & Spruengli AG	12	69,580
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	69,715
Conagra Brands, Inc.	3,417	122,192
Danone SA	7,030	528,409
General Mills, Inc.	4,784	265,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Golden Agri-Resources Ltd. (x)	75,544	$20,577
Hershey Co. (The)	1,151	123,583
Hormel Foods Corp. (x)	2,203	75,144
JM Smucker Co. (The)	955	113,005
Kellogg Co.	2,068	143,643
Kerry Group plc, Class A	1,929	165,968
Kikkoman Corp.	1,700	54,261
Kraft Heinz Co. (The)	4,885	418,351
Marine Harvest ASA*	4,539	77,691
McCormick & Co., Inc. (Non-Voting)	937	91,367
MEIJI Holdings Co. Ltd.	1,438	116,472
Mondelez International, Inc., Class A	12,578	543,244
Nestle SA (Registered)	37,065	3,225,649
NH Foods Ltd.	2,000	60,725
Nisshin Seifun Group, Inc.	2,315	37,974
Nissin Foods Holdings Co. Ltd.	700	43,690
Orkla ASA	9,695	98,532
Tate & Lyle plc	5,415	46,689
Toyo Suisan Kaisha Ltd.	1,100	42,103
Tyson Foods, Inc., Class A	2,359	147,744
WH Group Ltd.§	90,500	91,341
Wilmar International Ltd.	19,600	47,692
Yakult Honsha Co. Ltd.	1,100	74,817
Yamazaki Baking Co. Ltd.	1,400	27,869

		7,582,055

Household Products (0.6%)
Church & Dwight Co., Inc.	2,112	109,571
Clorox Co. (The)	1,062	141,501
Colgate-Palmolive Co.	7,310	541,890
Essity AB, Class B*	7,279	199,154
Henkel AG & Co. KGaA	1,289	155,909
Henkel AG & Co. KGaA (Preference) (q)	2,090	287,645
Kimberly-Clark Corp.	2,949	380,745
Lion Corp.	2,500	51,700
Procter & Gamble Co. (The)	21,094	1,838,343
Reckitt Benckiser Group plc	7,921	803,052
Unicharm Corp.	4,900	122,941

		4,632,451

Personal Products (0.4%)
Beiersdorf AG	1,195	125,623
Coty, Inc., Class A	3,854	72,301
Estee Lauder Cos., Inc. (The), Class A	1,812	173,916
Kao Corp.	5,900	349,987
Kose Corp.	400	43,636
L’Oreal SA	3,021	629,359
Pola Orbis Holdings, Inc.	800	21,068
Shiseido Co. Ltd.	4,500	159,796
Unilever NV (CVA)	19,386	1,069,887
Unilever plc	15,391	832,912

		3,478,485

Tobacco (0.7%)
Altria Group, Inc.	16,020	1,193,009
British American Tobacco plc	22,204	1,513,651
Imperial Brands plc	11,497	516,388

Japan Tobacco, Inc.	13,200	$463,218
Philip Morris International, Inc.	12,797	1,503,007
Reynolds American, Inc.	6,788	441,492
Swedish Match AB	2,064	72,690

		5,703,455

Total Consumer Staples		46,651,603

Energy (7.7%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	33,658	1,834,698
Halliburton Co.	67,121	2,866,737
Helmerich & Payne, Inc. (x)	883	47,982
National Oilwell Varco, Inc.	3,096	101,982
Petrofac Ltd. (x)	3,461	19,924
Saipem SpA*	7,164	26,462
SBM Offshore NV	175,654	2,814,744
Schlumberger Ltd.	11,508	757,687
TechnipFMC plc*	3,863	105,074
Tenaris SA (x)	125,030	1,949,261
Transocean Ltd. (x)*	3,299	27,151

		10,551,702

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	4,594	208,292
Apache Corp.	3,111	149,110
BP plc	1,601,976	9,238,993
Cabot Oil & Gas Corp.	3,956	99,216
Caltex Australia Ltd.	2,845	69,121
Chesapeake Energy Corp. (x)*	6,619	32,896
Chevron Corp.	32,832	3,425,363
Cimarex Energy Co.	776	72,952
Concho Resources, Inc.*	1,228	149,239
ConocoPhillips	82,565	3,629,557
Devon Energy Corp.	4,293	137,247
Enagas SA	1,938	54,341
Eni SpA	200,593	3,015,052
EOG Resources, Inc.	4,790	433,591
EQT Corp.	1,416	82,963
Exxon Mobil Corp.	34,909	2,818,204
Galp Energia SGPS SA	210,413	3,185,484
Hess Corp.	2,207	96,821
Husky Energy, Inc.*	172,000	1,952,375
Idemitsu Kosan Co. Ltd.	800	22,689
Inpex Corp.	242,800	2,333,557
JXTG Holdings, Inc.	36,594	159,650
Kinder Morgan, Inc.	15,741	301,598
Koninklijke Vopak NV	944	43,775
Lundin Petroleum AB*	1,998	38,444
Marathon Oil Corp.	6,947	82,322
Marathon Petroleum Corp.	4,335	226,851
Murphy Oil Corp. (x)	1,356	34,754
Neste OYJ	1,510	59,483
Newfield Exploration Co.*	1,628	46,333
Noble Energy, Inc.	3,523	99,701
Occidental Petroleum Corp.	6,264	375,026
Oil Search Ltd.	14,847	77,826
OMV AG	1,754	91,021
ONEOK, Inc. (x)	3,136	163,574
Origin Energy Ltd.*	22,058	116,303
Phillips 66	3,644	301,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Pioneer Natural Resources Co.	1,391	$221,976
Range Resources Corp.	1,500	34,755
Repsol SA*†	419	6,413
Repsol SA	14,257	218,201
Royal Dutch Shell plc, Class A	53,298	1,412,655
Royal Dutch Shell plc, Class B	316,183	8,493,633
Santos Ltd.*	21,101	49,141
Showa Shell Sekiyu KK	2,500	23,161
Snam SpA	29,854	130,117
Statoil ASA	13,237	219,434
Suncor Energy, Inc.	105,468	3,081,572
Tesoro Corp.	1,246	116,626
TOTAL SA	102,771	5,080,789
Valero Energy Corp.	3,709	250,209
Williams Cos., Inc. (The)	6,706	203,058
Woodside Petroleum Ltd. (x)	9,030	207,311

		53,174,097

Total Energy		63,725,799

Financials (17.5%)
Banks (10.8%)
ABN AMRO Group NV (CVA)§	3,495	92,650
Aozora Bank Ltd.	14,000	53,274
Australia & New Zealand Banking Group Ltd.	35,106	774,937
Banco Bilbao Vizcaya Argentaria SA	80,204	665,510
Banco de Sabadell SA	64,426	130,906
Banco Santander SA	173,616	1,148,528
Bangkok Bank PCL	66,100	383,329
Bangkok Bank PCL (NVDR)	411,700	2,242,111
Bank Hapoalim BM	12,883	86,791
Bank Leumi Le-Israel BM	19,139	92,866
Bank of America Corp.	82,646	2,004,992
Bank of East Asia Ltd. (The)	13,800	59,301
Bank of Ireland*	334,448	87,858
Bank of Kyoto Ltd. (The)	3,000	28,273
Bank of Queensland Ltd. (x)	4,849	42,673
Bankia SA	12,002	58,013
Bankinter SA	8,702	80,158
Barclays plc	1,705,824	4,504,599
BB&T Corp.	6,678	303,248
Bendigo & Adelaide Bank Ltd. (x)	6,113	52,059
BNP Paribas SA	109,423	7,881,080
BOC Hong Kong Holdings Ltd.	43,500	208,099
CaixaBank SA	42,743	204,063
Chiba Bank Ltd. (The)	8,000	57,897
Chugoku Bank Ltd. (The)	2,300	34,354
Citigroup, Inc.	137,971	9,227,500
Citizens Financial Group, Inc.	4,259	151,961
Comerica, Inc.	1,446	105,905
Commerzbank AG*	12,191	145,227
Commonwealth Bank of Australia (x)	20,523	1,306,243
Concordia Financial Group Ltd.	13,200	66,496
Credit Agricole SA	13,432	216,083
Danske Bank A/S	8,787	337,964
DBS Group Holdings Ltd.	214,588	3,232,653
DNB ASA	11,966	203,524

Erste Group Bank AG*	3,656	$139,990
Fifth Third Bancorp	6,096	158,252
Fukuoka Financial Group, Inc.	9,000	42,730
Hachijuni Bank Ltd. (The)	6,000	38,035
Hana Financial Group, Inc.	62,754	2,481,859
Hang Seng Bank Ltd.	9,100	190,335
Hiroshima Bank Ltd. (The)	6,000	26,566
HSBC Holdings plc (Hong Kong Stock Exchange)	714,328	6,646,976
HSBC Holdings plc (London Stock Exchange)	236,459	2,191,865
Huntington Bancshares, Inc.	8,900	120,328
ING Groep NV	352,717	6,083,121
Intesa Sanpaolo SpA	152,151	482,411
Intesa Sanpaolo SpA (RNC)	9,820	29,117
Japan Post Bank Co. Ltd.	4,200	53,697
JPMorgan Chase & Co.	111,734	10,212,487
KB Financial Group, Inc. (ADR)	51,795	2,615,130
KBC Group NV	2,959	224,441
KeyCorp	8,873	166,280
Kyushu Financial Group, Inc.	4,300	27,106
Lloyds Banking Group plc	851,077	733,263
M&T Bank Corp.	1,285	208,106
Mebuki Financial Group, Inc.	10,530	39,134
Mediobanca SpA	6,759	66,699
Mitsubishi UFJ Financial Group, Inc.	143,400	962,332
Mizrahi Tefahot Bank Ltd.	2,026	36,858
Mizuho Financial Group, Inc.	289,224	528,176
National Australia Bank Ltd.	31,864	724,679
Natixis SA	10,640	71,420
Nordea Bank AB	36,425	463,490
Oversea-Chinese Banking Corp. Ltd.	36,886	289,087
People’s United Financial, Inc.	2,629	46,428
PNC Financial Services Group, Inc. (The)‡	4,030	503,226
Raiffeisen Bank International AG*	1,683	42,481
Regions Financial Corp.	9,870	144,497
Resona Holdings, Inc.	25,051	137,755
Royal Bank of Scotland Group plc*	40,373	129,987
Seven Bank Ltd.	8,700	31,095
Shinsei Bank Ltd.	20,000	34,852
Shizuoka Bank Ltd. (The)	6,000	54,145
Skandinaviska Enskilda Banken AB, Class A	17,516	211,863
Societe Generale SA	9,201	495,075
Standard Chartered plc*	458,193	4,638,123
Sumitomo Mitsui Financial Group, Inc.	16,077	625,927
Sumitomo Mitsui Trust Holdings, Inc.	3,786	135,283
SunTrust Banks, Inc.	65,331	3,705,574
Suruga Bank Ltd.	1,900	45,982
Svenska Handelsbanken AB, Class A	17,832	255,266
Swedbank AB, Class A	11,060	269,519
UniCredit SpA*	23,839	445,173
United Overseas Bank Ltd.	16,107	270,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

US Bancorp	13,191	$684,877
Wells Fargo & Co.	37,067	2,053,882
Westpac Banking Corp.	40,127	940,978
Yamaguchi Financial Group, Inc.	2,000	24,130
Zions Bancorp.	1,647	72,320

		88,324,021

Capital Markets (1.7%)
3i Group plc	10,965	128,889
Aberdeen Asset Management plc	11,954	47,020
Affiliated Managers Group, Inc.	473	78,452
Ameriprise Financial, Inc.	1,269	161,531
ASX Ltd.	2,306	95,018
Bank of New York Mellon Corp. (The)	8,497	433,517
BlackRock, Inc.‡	1,001	422,832
CBOE Holdings, Inc.	750	68,550
Charles Schwab Corp. (The)	10,002	429,686
CME Group, Inc.	2,818	352,926
Credit Suisse Group AG (Registered)*	27,941	403,861
Daiwa Securities Group, Inc.	18,500	109,511
Deutsche Bank AG (Registered)	24,523	434,839
Deutsche Boerse AG	2,284	241,093
E*TRADE Financial Corp.*	2,192	83,362
Franklin Resources, Inc.	2,881	129,040
Goldman Sachs Group, Inc. (The)	3,061	679,236
Hargreaves Lansdown plc	2,895	49,093
Hong Kong Exchanges & Clearing Ltd.	13,873	358,577
Intercontinental Exchange, Inc.	4,884	321,953
Invesco Ltd.	3,361	118,274
Investec plc	7,924	59,189
Japan Exchange Group, Inc.	6,300	113,985
Julius Baer Group Ltd.*	2,636	138,686
London Stock Exchange Group plc	3,695	175,466
Macquarie Group Ltd.	3,735	254,059
Moody’s Corp.	1,372	166,945
Morgan Stanley	11,859	528,437
Nasdaq, Inc.	954	68,201
Nomura Holdings, Inc.	42,700	255,650
Northern Trust Corp.	1,746	169,729
Partners Group Holding AG	206	127,716
Raymond James Financial, Inc.	1,056	84,712
S&P Global, Inc.	2,127	310,521
SBI Holdings, Inc.	2,250	30,447
Schroders plc	1,481	59,874
Singapore Exchange Ltd.	11,000	58,645
State Street Corp.	3,006	269,728
T. Rowe Price Group, Inc.	2,038	151,240
UBS Group AG (Registered)*	332,894	5,637,918

		13,808,408

Consumer Finance (1.0%)
Acom Co. Ltd.*	4,400	20,068
AEON Financial Service Co. Ltd.	1,100	23,257
American Express Co.	35,174	2,963,058
Capital One Financial Corp.	59,316	4,900,687
Credit Saison Co. Ltd.	2,100	40,964
Discover Financial Services	3,182	197,889

Navient Corp.	2,565	$42,707
Provident Financial plc	1,787	56,628
Synchrony Financial	6,340	189,059

		8,434,317

Diversified Financial Services (0.5%)
AMP Ltd. (x)	36,614	146,054
Berkshire Hathaway, Inc., Class B*	15,680	2,655,721
Challenger Ltd.	7,350	75,360
Eurazeo SA	404	30,311
EXOR NV	1,350	73,071
First Pacific Co. Ltd.	24,250	17,891
Groupe Bruxelles Lambert SA	1,012	97,427
Industrivarden AB, Class C	1,955	46,875
Investor AB, Class B	5,447	262,500
Kinnevik AB, Class B	2,732	83,633
L E Lundbergforetagen AB, Class B	470	37,099
Leucadia National Corp.	2,656	69,481
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,200	33,846
ORIX Corp.	15,700	242,881
Pargesa Holding SA	455	34,615
Wendel SA	290	42,927

		3,949,692

Insurance (3.5%)
Admiral Group plc	2,371	61,855
Aegon NV	852,210	4,351,855
Aflac, Inc.	3,358	260,849
Ageas	2,438	98,184
AIA Group Ltd.	144,600	1,056,610
Allianz SE (Registered)	5,436	1,070,385
Allstate Corp. (The)	3,046	269,388
American International Group, Inc.	59,731	3,734,382
Aon plc	2,178	289,565
Arthur J Gallagher & Co	1,440	82,440
Assicurazioni Generali SpA	14,862	244,604
Assurant, Inc.	452	46,868
Aviva plc	411,040	2,815,988
AXA SA‡	23,260	636,265
Baloise Holding AG (Registered)	573	88,558
China Life Insurance Co. Ltd., Class H	674,000	2,058,918
Chubb Ltd.	24,720	3,593,794
Cincinnati Financial Corp.	1,228	88,969
CNP Assurances	1,725	38,724
Dai-ichi Life Holdings, Inc.	12,500	225,217
Direct Line Insurance Group plc	14,808	68,545
Everest Re Group Ltd.	339	86,306
Gjensidige Forsikring ASA	2,717	46,375
Hannover Rueck SE	718	86,066
Hartford Financial Services Group, Inc. (The)	3,064	161,074
Insurance Australia Group Ltd.	28,915	150,679
Japan Post Holdings Co. Ltd.	5,300	65,687
Legal & General Group plc	72,548	244,068
Lincoln National Corp.	1,836	124,077
Loews Corp.	2,266	106,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mapfre SA	13,440	$46,942
Marsh & McLennan Cos., Inc.	4,249	331,252
Medibank Pvt Ltd.	32,230	69,362
MetLife, Inc.	8,917	489,900
MS&AD Insurance Group Holdings, Inc.	5,611	188,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,919	386,960
NN Group NV (x)	3,695	131,334
Old Mutual plc	55,995	141,048
Poste Italiane SpA§	5,766	39,481
Principal Financial Group, Inc.	2,193	140,506
Progressive Corp. (The)	4,771	210,353
Prudential Financial, Inc.	3,538	382,599
Prudential plc	30,929	709,392
QBE Insurance Group Ltd.	16,640	151,044
RSA Insurance Group plc	12,118	97,145
Sampo OYJ, Class A	5,244	268,746
SCOR SE	2,058	81,587
Sompo Holdings, Inc.	4,085	157,589
Sony Financial Holdings, Inc.	2,300	39,139
St James’s Place plc	6,282	96,711
Standard Life plc	23,691	123,148
Suncorp Group Ltd.	15,709	178,936
Swiss Life Holding AG (Registered)*	363	122,502
Swiss Re AG	3,868	353,562
T&D Holdings, Inc.	6,500	98,793
Tokio Marine Holdings, Inc.	8,200	339,082
Torchmark Corp.	926	70,839
Travelers Cos., Inc. (The)	2,322	293,803
Tryg A/S	947	20,714
UnipolSai Assicurazioni SpA	13,205	28,822
Unum Group	1,900	88,597
Willis Towers Watson plc	1,064	154,769
XL Group Ltd.	2,255	98,769
Zurich Insurance Group AG	1,777	517,218

		28,901,282

Total Financials		143,417,720

Health Care (13.7%)
Biotechnology (2.8%)
AbbVie, Inc.	13,163	954,449
Alexion Pharmaceuticals, Inc.*	1,839	223,751
Amgen, Inc.	40,137	6,912,797
Biogen, Inc.*	1,780	483,021
BioMarin Pharmaceutical, Inc.*	22,480	2,041,634
Celgene Corp.*	40,236	5,225,449
CSL Ltd.	5,384	571,188
Genmab A/S*	676	144,226
Gilead Sciences, Inc.	76,606	5,422,173
Grifols SA	3,434	95,641
Incyte Corp.*	1,439	181,184
Regeneron Pharmaceuticals, Inc.*	632	310,400
Shire plc	10,833	597,958
Vertex Pharmaceuticals, Inc.*	2,032	261,864

		23,425,735

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	14,230	$691,720
Align Technology, Inc.*	622	93,375
Baxter International, Inc.	4,014	243,008
Becton Dickinson and Co.	1,859	362,709
Boston Scientific Corp.*	11,157	309,272
Cochlear Ltd.	615	73,480
Coloplast A/S, Class B	1,501	125,422
ConvaTec Group plc*§	13,945	57,975
Cooper Cos., Inc. (The)	395	94,571
CR Bard, Inc.	602	190,298
CYBERDYNE, Inc. (x)*	1,100	14,621
Danaher Corp.	5,049	426,085
DENTSPLY SIRONA, Inc.	1,911	123,909
Edwards Lifesciences Corp.*	1,745	206,329
Essilor International SA	2,485	316,180
Getinge AB, Class B	82,227	1,609,461
Hologic, Inc.*	2,275	103,240
Hoya Corp.	4,500	233,372
IDEXX Laboratories, Inc.*	737	118,967
Intuitive Surgical, Inc.*	306	286,223
LivaNova plc (x)*	45,590	2,790,563
Medtronic plc	11,270	1,000,212
Olympus Corp.	3,500	127,584
Smith & Nephew plc	10,286	177,510
Sonova Holding AG (Registered)	596	96,775
Straumann Holding AG (Registered)	113	64,284
Stryker Corp.	2,547	353,473
Sysmex Corp.	1,900	113,350
Terumo Corp.	3,800	149,500
Varian Medical Systems, Inc.*	757	78,115
William Demant Holding A/S*	1,426	36,908
Zimmer Biomet Holdings, Inc.	1,640	210,576

		10,879,067

Health Care Providers & Services (1.6%)
Aetna, Inc.	2,735	415,255
Alfresa Holdings Corp.	2,300	44,313
AmerisourceBergen Corp.	1,372	129,695
Anthem, Inc.	2,158	405,985
Cardinal Health, Inc.	58,982	4,595,878
Centene Corp.*	1,390	111,033
Cigna Corp.	2,104	352,189
DaVita, Inc.*	1,272	82,375
Envision Healthcare Corp.*	961	60,226
Express Scripts Holding Co.*	4,969	317,221
Fresenius Medical Care AG & Co. KGaA	2,501	240,433
Fresenius SE & Co. KGaA	4,858	416,475
HCA Healthcare, Inc.*	2,422	211,198
Healthscope Ltd.	21,288	36,160
Henry Schein, Inc.*	671	122,806
Humana, Inc.	1,222	294,038
Laboratory Corp. of America Holdings*	839	129,323
McKesson Corp.	1,743	286,793
Mediclinic International plc	4,794	46,299
Medipal Holdings Corp.	2,100	38,798
Miraca Holdings, Inc.	700	31,429
Patterson Cos., Inc. (x)	716	33,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Quest Diagnostics, Inc.	1,140	$126,722
Ramsay Health Care Ltd.	1,640	92,773
Ryman Healthcare Ltd.	4,162	25,284
Sinopharm Group Co. Ltd., Class H*	596,000	2,694,708
Sonic Healthcare Ltd.	4,960	92,333
Suzuken Co. Ltd.	960	31,836
UnitedHealth Group, Inc.	7,957	1,475,387
Universal Health Services, Inc., Class B	733	89,485

		13,030,066

Health Care Technology (0.0%)
Cerner Corp.*	2,464	163,782
M3, Inc.	2,400	66,041

		229,823

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	2,669	158,298
Eurofins Scientific SE	136	76,602
Illumina, Inc.*	1,202	208,571
Lonza Group AG (Registered)*	887	191,756
Mettler-Toledo International, Inc.*	217	127,713
PerkinElmer, Inc.	921	62,757
QIAGEN NV*	91,416	3,040,965
Thermo Fisher Scientific, Inc.	3,233	564,062
Waters Corp.*	661	121,518

		4,552,242

Pharmaceuticals (7.4%)
Allergan plc	27,870	6,774,918
Astellas Pharma, Inc.	25,600	312,845
AstraZeneca plc	15,047	1,006,355
Bayer AG (Registered)	41,989	5,428,816
Bristol-Myers Squibb Co.	13,789	768,323
Chugai Pharmaceutical Co. Ltd. (x)	2,600	97,204
Daiichi Sankyo Co. Ltd.	6,900	162,385
Eisai Co. Ltd.	3,200	176,537
Eli Lilly & Co.	45,585	3,751,646
GlaxoSmithKline plc	180,601	3,847,085
H Lundbeck A/S	824	46,248
Hikma Pharmaceuticals plc (x)	1,569	30,040
Hisamitsu Pharmaceutical Co., Inc.	700	33,483
Ipsen SA	448	61,325
Johnson & Johnson	22,245	2,942,791
Kyowa Hakko Kirin Co. Ltd.	3,000	55,666
Mallinckrodt plc*	893	40,015
Merck & Co., Inc.	22,673	1,453,113
Merck KGaA	25,207	3,044,561
Mitsubishi Tanabe Pharma Corp.	2,600	60,010
Mylan NV*	3,772	146,429
Novartis AG (Registered)	57,655	4,798,070
Novo Nordisk A/S, Class B	21,572	923,802
Ono Pharmaceutical Co. Ltd.	5,200	113,316
Orion OYJ, Class B	1,229	78,467
Otsuka Holdings Co. Ltd.	4,600	195,901
Perrigo Co. plc	1,175	88,736
Pfizer, Inc.	152,039	5,106,990

Recordati SpA	1,245	$50,509
Roche Holding AG	28,007	7,132,452
Sanofi	59,800	5,720,856
Santen Pharmaceutical Co. Ltd.	4,400	59,619
Shionogi & Co. Ltd.	3,500	194,768
Sumitomo Dainippon Pharma Co. Ltd.	2,100	28,622
Taisho Pharmaceutical Holdings Co. Ltd.	400	30,407
Takeda Pharmaceutical Co. Ltd.	8,500	431,443
Taro Pharmaceutical Industries Ltd. (x)*	191	21,403
Teva Pharmaceutical Industries Ltd. (ADR)	140,342	4,662,161
UCB SA	1,506	103,600
Vifor Pharma AG (x)	520	57,320
Zoetis, Inc.	4,059	253,200

		60,291,437

Total Health Care		112,408,370

Industrials (8.6%)
Aerospace & Defense (2.0%)
Airbus SE	6,951	571,614
Arconic, Inc.	3,571	80,883
BAE Systems plc	411,076	3,391,798
Boeing Co. (The)	4,692	927,843
Cobham plc	26,843	45,310
Dassault Aviation SA	28	39,097
Elbit Systems Ltd.	292	35,947
General Dynamics Corp.	2,353	466,129
L3 Technologies, Inc.	633	105,762
Leonardo SpA	3,972	66,008
Lockheed Martin Corp.	2,070	574,653
Meggitt plc	9,239	57,387
Northrop Grumman Corp.	1,443	370,433
Raytheon Co.	2,420	390,782
Rockwell Collins, Inc.	26,518	2,786,511
Rolls-Royce Holdings plc*	235,412	2,731,916
Safran SA	3,723	341,198
Singapore Technologies Engineering Ltd.	18,200	48,648
Textron, Inc.	2,209	104,044
Thales SA	1,222	131,531
TransDigm Group, Inc.	411	110,506
United Technologies Corp.	6,180	754,640
Zodiac Aerospace	72,126	1,956,494

		16,089,134

Air Freight & Logistics (0.6%)
Bollore SA (x)	10,301	46,838
CH Robinson Worldwide, Inc.	1,170	80,356
Deutsche Post AG (Registered)	11,823	443,189
Expeditors International of Washington, Inc.	1,484	83,816
FedEx Corp.	2,029	440,963
Royal Mail plc	11,062	60,685
United Parcel Service, Inc., Class B	30,678	3,392,680
Yamato Holdings Co. Ltd.	4,400	89,134

		4,637,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.5%)
Alaska Air Group, Inc.	1,008	$90,478
American Airlines Group, Inc.	4,155	209,080
ANA Holdings, Inc.	14,000	48,594
Delta Air Lines, Inc.	6,031	324,106
Deutsche Lufthansa AG (Registered)	132,242	3,009,475
easyJet plc	2,225	39,383
International Consolidated Airlines Group SA	7,576	60,129
Japan Airlines Co. Ltd.	1,330	41,080
Qantas Airways Ltd.	5,455	23,982
Singapore Airlines Ltd.	6,000	44,104
Southwest Airlines Co.	5,085	315,982
United Continental Holdings, Inc.*	2,331	175,408

		4,381,801

Building Products (0.7%)
Allegion plc	822	66,681
Asahi Glass Co. Ltd.	2,400	100,929
Assa Abloy AB, Class B	11,840	260,138
Cie de Saint-Gobain	79,972	4,272,885
Daikin Industries Ltd.	3,000	305,935
Fortune Brands Home & Security, Inc.	1,229	80,180
Geberit AG (Registered)	440	205,202
Johnson Controls International plc	7,740	335,606
LIXIL Group Corp.	3,100	77,421
Masco Corp.	2,708	103,473
TOTO Ltd.	1,800	68,655

		5,877,105

Commercial Services & Supplies (0.2%)
Babcock International Group plc	3,318	38,051
Brambles Ltd.	19,588	146,488
Cintas Corp.	695	87,598
Dai Nippon Printing Co. Ltd.	6,000	66,575
Edenred	2,786	72,646
G4S plc	16,594	70,544
ISS A/S	1,819	71,443
Park24 Co. Ltd.	1,300	33,010
Republic Services, Inc.	1,912	121,852
Secom Co. Ltd.	2,400	181,907
Securitas AB, Class B	4,220	71,129
Societe BIC SA	381	45,213
Sohgo Security Services Co. Ltd.	800	35,990
Stericycle, Inc.*	672	51,287
Toppan Printing Co. Ltd.	6,000	65,721
Waste Management, Inc.	3,336	244,696

		1,404,150

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,811	108,598
Boskalis Westminster	1,210	39,297
Bouygues SA	2,652	111,830
CIMIC Group Ltd.	1,159	34,599
Eiffage SA	739	67,153
Ferrovial SA	5,820	129,190

Fluor Corp.	1,112	$50,907
HOCHTIEF AG	234	42,869
Jacobs Engineering Group, Inc.	989	53,792
JGC Corp.	2,600	42,118
Kajima Corp.	11,000	92,714
Obayashi Corp.	7,600	89,261
Quanta Services, Inc.*	1,315	43,290
Shimizu Corp.	6,000	63,534
Skanska AB, Class B	4,050	96,098
Taisei Corp.	12,000	109,464
Vinci SA	5,973	509,812

		1,684,526

Electrical Equipment (0.4%)
ABB Ltd. (Registered)	23,740	586,259
Acuity Brands, Inc.	360	73,181
AMETEK, Inc.	1,906	115,446
Eaton Corp. plc	3,728	290,150
Emerson Electric Co.	5,277	314,615
Fuji Electric Co. Ltd.	6,000	31,580
Gamesa Corp. Technologica SA	2,839	60,620
Legrand SA	3,086	215,886
Mabuchi Motor Co. Ltd.	500	24,850
Mitsubishi Electric Corp.	22,800	327,481
Nidec Corp.	2,900	296,768
OSRAM Licht AG	1,032	82,214
Prysmian SpA	2,452	72,114
Rockwell Automation, Inc.	1,061	171,840
Schneider Electric SE*	6,683	513,471
Vestas Wind Systems A/S	2,639	243,618

		3,420,093

Industrial Conglomerates (1.6%)
3M Co.	4,930	1,026,377
CK Hutchison Holdings Ltd.	264,924	3,325,356
DCC plc	1,034	94,137
General Electric Co.	71,867	1,941,128
Honeywell International, Inc.	6,305	840,393
Jardine Matheson Holdings Ltd.	2,600	164,710
Jardine Strategic Holdings Ltd.	2,600	106,860
Keihan Holdings Co. Ltd.	6,000	38,088
Keppel Corp. Ltd.	16,000	73,100
Koninklijke Philips NV	11,308	401,605
NWS Holdings Ltd. (x)	20,730	40,783
Roper Technologies, Inc.	831	192,401
Seibu Holdings, Inc.	2,200	40,626
Sembcorp Industries Ltd.	13,500	30,202
Siemens AG (Registered)	33,771	4,642,087
Smiths Group plc	4,520	94,017
Toshiba Corp. (x)*	49,000	118,410

		13,170,280

Machinery (1.2%)
Alfa Laval AB	3,147	64,399
Alstom SA*	1,876	65,587
Amada Holdings Co. Ltd.	4,100	47,315
ANDRITZ AG	867	52,225
Atlas Copco AB, Class A	7,999	306,678
Atlas Copco AB, Class B	4,647	160,569
Caterpillar, Inc.	4,845	520,644
CNH Industrial NV	12,141	137,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Cummins, Inc.	1,272	$206,344
Deere & Co.	2,424	299,582
Dover Corp.	1,264	101,398
FANUC Corp.	2,300	442,823
Flowserve Corp.	1,049	48,705
Fortive Corp.	2,465	156,158
GEA Group AG	2,165	88,599
Hino Motors Ltd.	3,400	37,695
Hitachi Construction Machinery Co. Ltd.	1,400	34,939
Hoshizaki Corp.	600	54,199
IHI Corp.*	19,000	64,530
Illinois Tool Works, Inc.	2,619	375,172
IMI plc	3,626	56,436
Ingersoll-Rand plc	2,115	193,290
JTEKT Corp.	2,800	40,877
Kawasaki Heavy Industries Ltd.	16,000	47,228
Komatsu Ltd.	11,100	281,707
Kone OYJ, Class B	3,902	198,500
Kubota Corp.	12,900	216,481
Kurita Water Industries Ltd.	1,400	38,088
Makita Corp.	2,600	96,048
MAN SE	401	42,993
Metso OYJ	1,535	53,227
MINEBEA MITSUMI, Inc.	4,600	73,821
Mitsubishi Heavy Industries Ltd.	37,000	151,257
Nabtesco Corp.	1,300	37,737
NGK Insulators Ltd.	3,000	59,720
NSK Ltd.	5,100	63,617
PACCAR, Inc.	2,874	189,799
Parker-Hannifin Corp.	1,098	175,482
Pentair plc	1,364	90,761
Sandvik AB	13,446	211,473
Schindler Holding AG	460	97,334
Schindler Holding AG (Registered)	264	54,733
SKF AB, Class B	4,629	93,792
SMC Corp.	700	212,536
Snap-on, Inc.	476	75,208
Stanley Black & Decker, Inc.	23,152	3,258,181
Sumitomo Heavy Industries Ltd.	6,000	39,529
THK Co. Ltd.	1,600	45,237
Volvo AB, Class B	18,505	315,420
Wartsila OYJ Abp	1,710	101,072
Weir Group plc (The)	2,309	52,057
Xylem, Inc.	1,492	82,702
Yangzijiang Shipbuilding Holdings Ltd.	30,135	26,047

		10,037,441

Marine (0.1%)
AP Moller – Maersk A/S, Class A	44	84,008
AP Moller – Maersk A/S, Class B	75	150,798
Kuehne + Nagel International AG (Registered)	654	109,125
Mitsui OSK Lines Ltd.	15,000	44,010
Nippon Yusen KK*	22,000	40,880

		428,821

Professional Services (0.3%)
Adecco Group AG (Registered)	1,904	144,751
Bureau Veritas SA	2,816	62,316

Capita plc	7,973	$71,808
Equifax, Inc.	978	134,397
Experian plc	11,391	233,670
IHS Markit Ltd.*	2,615	115,165
Intertek Group plc	1,862	102,269
Nielsen Holdings plc	2,754	106,470
Randstad Holding NV	1,412	82,442
Recruit Holdings Co. Ltd.	13,200	226,621
RELX NV	11,505	236,528
RELX plc	12,938	279,727
Robert Half International, Inc.	1,025	49,128
SEEK Ltd.	4,362	56,693
SGS SA (Registered)	64	154,978
Verisk Analytics, Inc.*	1,288	108,669
Wolters Kluwer NV	3,661	154,984

		2,320,616

Road & Rail (0.4%)
Aurizon Holdings Ltd.	23,941	98,630
Central Japan Railway Co.	1,700	276,746
ComfortDelGro Corp. Ltd. (x)	25,700	42,934
CSX Corp.	7,642	416,948
DSV A/S	2,378	146,106
East Japan Railway Co.	3,897	372,290
Hankyu Hanshin Holdings, Inc.	3,000	107,757
JB Hunt Transport Services, Inc.	745	68,078
Kansas City Southern	873	91,359
Keikyu Corp.	6,000	72,176
Keio Corp.	7,000	58,502
Keisei Electric Railway Co. Ltd.	1,500	40,009
Kintetsu Group Holdings Co. Ltd.	22,000	84,694
Kyushu Railway Co.	1,900	61,574
MTR Corp. Ltd.	16,500	92,882
Nagoya Railroad Co. Ltd.	12,000	55,906
Nippon Express Co. Ltd.	10,000	62,503
Norfolk Southern Corp.	2,407	292,932
Odakyu Electric Railway Co. Ltd.	3,500	70,513
Tobu Railway Co. Ltd.	11,000	59,951
Tokyu Corp.	13,000	99,053
Union Pacific Corp.	6,720	731,875
West Japan Railway Co.	2,000	141,116

		3,544,534

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,697	78,792
Ashtead Group plc	5,728	118,546
Brenntag AG	1,770	102,455
Bunzl plc	4,179	124,534
Fastenal Co.	2,369	103,123
ITOCHU Corp.	18,200	270,067
Marubeni Corp.	19,300	124,543
MISUMI Group, Inc.	3,400	77,567
Mitsubishi Corp.	18,000	377,043
Mitsui & Co. Ltd.	20,700	295,478
Rexel SA	3,907	63,924
Sumitomo Corp.	14,000	181,978
Toyota Tsusho Corp.	2,500	74,794
Travis Perkins plc	2,967	56,227
United Rentals, Inc.*	706	79,573
Wolseley plc	2,999	184,092
WW Grainger, Inc.	456	82,322

		2,395,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	8,127	$150,558
Aena SA§	844	164,695
Aeroports de Paris	392	63,263
Atlantia SpA	5,409	152,223
Auckland International Airport Ltd.	9,980	52,144
Fraport AG Frankfurt Airport Services Worldwide	511	45,115
Groupe Eurotunnel SE (Registered)	5,619	59,929
Hutchison Port Holdings Trust (OTC Exchange)	29,600	11,988
Hutchison Port Holdings Trust (Singapore Stock Exchange)	32,600	14,018
Japan Airport Terminal Co. Ltd. (x)	600	22,912
Kamigumi Co. Ltd.	3,000	31,420
SATS Ltd.	8,400	31,178
Sydney Airport	13,130	71,550
Transurban Group	25,098	228,591

		1,099,584

Total Industrials		70,490,804

Information Technology (13.9%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	41,240	1,290,811
F5 Networks, Inc.*	543	68,994
Harris Corp.	1,019	111,153
Juniper Networks, Inc.	3,140	87,543
Motorola Solutions, Inc.	1,367	118,574
Nokia OYJ	69,981	428,018
Telefonaktiebolaget LM Ericsson, Class B	36,556	261,434

		2,366,527

Electronic Equipment, Instruments & Components (1.2%)
Alps Electric Co. Ltd.	2,500	72,016
Amphenol Corp., Class A	2,531	186,838
Corning, Inc.	7,612	228,741
FLIR Systems, Inc.	1,176	40,760
Hamamatsu Photonics KK	1,600	49,078
Hexagon AB, Class B	2,959	140,667
Hirose Electric Co. Ltd.	415	59,109
Hitachi High-Technologies Corp.	900	34,888
Hitachi Ltd.	57,400	351,825
Ingenico Group SA	707	64,188
Keyence Corp.	1,080	473,769
Knowles Corp. (x)*	200,990	3,400,752
Kyocera Corp.	3,900	225,591
Murata Manufacturing Co. Ltd.	2,300	349,064
Nippon Electric Glass Co. Ltd.	800	29,055
Omron Corp.	87,900	3,809,848
Shimadzu Corp.	3,000	57,026
TDK Corp.	1,500	98,555
TE Connectivity Ltd.	2,915	229,352
Yaskawa Electric Corp.	3,100	65,624
Yokogawa Electric Corp.	2,400	38,430

		10,005,176

Internet Software & Services (2.1%)
Akamai Technologies, Inc.*	1,417	$70,581
Alphabet, Inc., Class A*	9,759	9,072,747
Alphabet, Inc., Class C*	2,463	2,238,202
Auto Trader Group plc§	11,148	55,175
DeNA Co. Ltd.	1,300	29,080
eBay, Inc.*	8,361	291,966
Facebook, Inc., Class A*	19,513	2,946,073
Kakaku.com, Inc.	2,000	28,682
Mixi, Inc. (x)	600	33,341
Nutanix, Inc., Class A (x)*	121,200	2,442,180
United Internet AG (Registered)	1,336	73,465
VeriSign, Inc. (x)*	717	66,652
Yahoo Japan Corp. (x)	16,300	70,866

		17,419,010

IT Services (1.2%)
Accenture plc, Class A	5,145	636,334
Alliance Data Systems Corp.	458	117,564
Amadeus IT Group SA	5,262	314,623
Atos SE	1,100	154,407
Automatic Data Processing, Inc.	3,692	378,282
Capgemini SE	1,914	197,796
Cognizant Technology Solutions Corp., Class A	4,976	330,406
Computershare Ltd.	5,469	59,437
CSRA, Inc.	1,161	36,862
DXC Technology Co.	27,833	2,135,347
Fidelity National Information Services, Inc.	2,688	229,555
Fiserv, Inc.*	1,802	220,457
Fujitsu Ltd.	23,000	169,277
Gartner, Inc.*	742	91,644
Global Payments, Inc.	1,260	113,803
International Business Machines Corp.	7,090	1,090,655
Mastercard, Inc., Class A	7,767	943,302
Nomura Research Institute Ltd.	1,615	63,537
NTT Data Corp.	8,000	88,909
Obic Co. Ltd.	800	49,078
Otsuka Corp.	700	43,379
Paychex, Inc.	2,631	149,809
PayPal Holdings, Inc.*	9,203	493,925
Total System Services, Inc.	1,391	81,026
Visa, Inc., Class A	15,359	1,440,367
Western Union Co. (The)	3,999	76,181
Worldpay Group plc§	22,391	91,806

		9,797,768

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc. (x)*	6,345	79,186
Analog Devices, Inc.	2,977	231,611
Applied Materials, Inc.	70,313	2,904,631
ASM Pacific Technology Ltd.	3,400	45,943
ASML Holding NV	4,411	574,838
Broadcom Ltd.	3,309	771,162
Disco Corp.	300	47,797
Infineon Technologies AG	13,515	285,337
Intel Corp.	38,934	1,313,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

KLA-Tencor Corp.	1,277	$116,858
Lam Research Corp.	1,314	185,839
Microchip Technology, Inc.	1,765	136,223
Micron Technology, Inc.*	8,514	254,228
NVIDIA Corp.	4,863	702,995
NXP Semiconductors NV*	4,121	451,043
Qorvo, Inc.*	1,049	66,423
QUALCOMM, Inc.	12,169	671,972
Rohm Co. Ltd.	1,200	92,074
Skyworks Solutions, Inc.	1,537	147,475
STMicroelectronics NV	7,251	104,101
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	70,245	2,455,766
Texas Instruments, Inc.	8,226	632,826
Tokyo Electron Ltd.	1,900	256,092
Xilinx, Inc.	2,078	133,657

		12,661,711

Software (3.8%)
Activision Blizzard, Inc.	5,701	328,207
Adobe Systems, Inc.*	4,086	577,924
ANSYS, Inc.*	704	85,663
Autodesk, Inc.*	1,601	161,413
CA, Inc.	2,576	88,795
Check Point Software Technologies Ltd.*	1,539	167,874
Citrix Systems, Inc.*	1,277	101,624
Dassault Systemes SE	1,565	140,298
Electronic Arts, Inc.*	2,557	270,326
Gemalto NV	842	50,537
Intuit, Inc.	2,009	266,815
Konami Holdings Corp.	1,000	55,479
LINE Corp. (x)*	500	17,226
Microsoft Corp.	187,668	12,935,954
Mobileye NV*	2,377	149,276
Nexon Co. Ltd.	2,400	47,371
Nice Ltd.	797	63,273
Nintendo Co. Ltd.	1,400	469,011
Oracle Corp.	210,383	10,548,603
Oracle Corp. Japan	500	32,407
Red Hat, Inc.*	1,485	142,189
Sage Group plc (The)	12,972	116,240
salesforce.com, Inc.*	5,395	467,207
SAP SE	33,555	3,504,807
Symantec Corp.	5,047	142,578
Synopsys, Inc.*	1,244	90,725
Trend Micro, Inc.	1,500	77,217

		31,099,039

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	83,496	12,025,095
Brother Industries Ltd.	3,100	71,467
Canon, Inc.	12,800	434,273
Catcher Technology Co. Ltd.	283,000	3,381,673
FUJIFILM Holdings Corp.	4,900	176,004
Hewlett Packard Enterprise Co.	13,625	226,039
HP, Inc.	14,028	245,209
Konica Minolta, Inc.	292,000	2,419,595
NEC Corp.	30,000	79,484
NetApp, Inc.	2,230	89,312
Ricoh Co. Ltd.	8,000	70,558

Samsung Electronics Co. Ltd. (GDR)	11,280	$11,674,800
Seagate Technology plc	2,448	94,860
Seiko Epson Corp.	3,200	71,098
Western Digital Corp.	2,397	212,374
Xerox Corp.	1,719	49,387

		31,321,228

Total Information Technology		114,670,459

Materials (5.3%)
Chemicals (2.5%)
Air Liquide SA	4,663	576,256
Air Products & Chemicals, Inc.	1,776	254,075
Air Water, Inc.	2,000	36,701
Akzo Nobel NV	50,624	4,399,540
Albemarle Corp.	902	95,197
Arkema SA	747	79,713
Asahi Kasei Corp.	15,000	161,036
BASF SE	11,014	1,020,083
CF Industries Holdings, Inc.	1,793	50,132
Chr Hansen Holding A/S	1,132	82,331
Covestro AG§	1,326	95,731
Croda International plc	1,432	72,459
Daicel Corp.	3,300	40,988
Dow Chemical Co. (The)	9,239	582,704
Eastman Chemical Co.	1,248	104,820
Ecolab, Inc.	2,152	285,678
EI du Pont de Nemours & Co.	7,107	573,606
EMS-Chemie Holding AG (Registered)	88	64,883
Evonik Industries AG	1,893	60,506
FMC Corp.	1,087	79,405
Frutarom Industries Ltd.	475	33,204
FUCHS PETROLUB SE (Preference)(q)	921	50,150
Givaudan SA (Registered)	110	220,023
Hitachi Chemical Co. Ltd.	1,400	41,698
Incitec Pivot Ltd. (x)	17,447	45,727
International Flavors & Fragrances, Inc.	639	86,265
Israel Chemicals Ltd.	6,622	31,183
Johnson Matthey plc	2,226	83,238
JSR Corp.	2,500	43,054
K+S AG (Registered) (x)	2,252	57,667
Kaneka Corp.	3,000	22,832
Kansai Paint Co. Ltd.	2,200	50,562
Koninklijke DSM NV	2,199	159,837
Kuraray Co. Ltd.	4,100	74,290
LANXESS AG	1,182	89,493
Linde AG	2,200	416,611
LyondellBasell Industries NV, Class A	36,015	3,039,307
Mitsubishi Chemical Holdings Corp.	17,000	140,580
Mitsubishi Gas Chemical Co., Inc.	2,000	42,232
Mitsui Chemicals, Inc.	12,000	63,481
Monsanto Co.	3,632	429,884
Mosaic Co. (The)	2,871	65,545
Nippon Paint Holdings Co. Ltd. (x)	2,000	75,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nissan Chemical Industries Ltd.	1,500	$49,478
Nitto Denko Corp.	2,000	164,303
Novozymes A/S, Class B	64,001	2,800,753
Orica Ltd.	4,480	71,208
PPG Industries, Inc.	2,124	233,555
Praxair, Inc.	2,339	310,034
Sherwin-Williams Co. (The)	674	236,547
Shin-Etsu Chemical Co. Ltd.	4,700	425,601
Sika AG	25	160,601
Solvay SA	883	118,501
Sumitomo Chemical Co. Ltd.	18,000	103,383
Symrise AG	1,458	103,279
Taiyo Nippon Sanso Corp.	2,000	22,423
Teijin Ltd.	2,000	38,426
Toray Industries, Inc.	18,000	150,481
Tosoh Corp.	7,000	71,634
Umicore SA	1,113	77,417
Yara International ASA	56,375	2,117,586

		21,333,489

Construction Materials (0.9%)
Boral Ltd.	12,310	65,757
CRH plc	115,612	4,090,132
Fletcher Building Ltd.	8,834	51,724
HeidelbergCement AG	21,673	2,095,411
Imerys SA	480	41,748
James Hardie Industries plc (CHDI) (x)	4,792	75,504
LafargeHolcim Ltd. (Registered)*	5,308	303,899
Martin Marietta Materials, Inc.	520	115,742
Taiheiyo Cement Corp.	16,000	58,182
Vulcan Materials Co.	1,091	138,208

		7,036,307

Containers & Packaging (0.1%)
Amcor Ltd.	13,307	165,792
Avery Dennison Corp.	732	64,687
Ball Corp.	2,858	120,636
International Paper Co.	3,372	190,889
Sealed Air Corp.	1,573	70,407
Toyo Seikan Group Holdings Ltd.	2,100	35,400
WestRock Co.	2,045	115,870

		763,681

Metals & Mining (1.7%)
Alumina Ltd. (x)	33,989	50,158
Anglo American plc*	15,783	210,499
Antofagasta plc	4,570	47,588
ArcelorMittal*	7,911	179,446
Barrick Gold Corp.	101,980	1,622,502
BHP Billiton Ltd.	38,514	689,131
BHP Billiton plc	25,048	383,655
BlueScope Steel Ltd.	6,820	69,245
Boliden AB	2,969	81,020
Fortescue Metals Group Ltd. (x)	19,159	76,868
Freeport-McMoRan, Inc.*	10,925	131,209
Fresnillo plc	2,927	56,650
Glencore plc*	544,818	2,037,966
Hitachi Metals Ltd.	3,000	41,663
JFE Holdings, Inc.	6,400	110,986
Kobe Steel Ltd.*	3,900	40,014

Maruichi Steel Tube Ltd.	600	$17,417
Mitsubishi Materials Corp.	1,500	45,343
Newcrest Mining Ltd.	9,088	140,818
Newmont Mining Corp.	4,350	140,897
Nippon Steel & Sumitomo Metal Corp.	9,005	203,198
Norsk Hydro ASA	14,585	80,850
Nucor Corp.	2,610	151,041
Randgold Resources Ltd.	1,105	97,938
Rio Tinto Ltd. (x)	5,052	245,675
Rio Tinto plc	14,838	626,541
South32 Ltd.	62,526	128,794
Sumitomo Metal Mining Co. Ltd.	261,000	3,481,935
thyssenkrupp AG	4,203	119,411
voestalpine AG (x)	1,199	55,873
Wheaton Precious Metals Corp.	142,400	2,828,674

		14,193,005

Paper & Forest Products (0.1%)
Mondi plc	4,224	110,801
Oji Holdings Corp.	11,000	56,724
Stora Enso OYJ, Class R	7,051	91,083
UPM-Kymmene OYJ	6,288	179,258

		437,866

Total Materials		43,764,348

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	781	94,087
American Tower Corp. (REIT)	3,556	470,531
Apartment Investment & Management Co. (REIT), Class A	1,259	54,099
Ascendas REIT (REIT)	30,917	58,611
AvalonBay Communities, Inc. (REIT)	1,126	216,383
Boston Properties, Inc. (REIT)	1,260	155,005
British Land Co. plc (The) (REIT)	11,730	92,507
CapitaLand Commercial Trust (REIT)	23,600	28,455
CapitaLand Mall Trust (REIT)	28,500	40,884
Crown Castle International Corp. (REIT)	2,957	296,232
Daiwa House REIT Investment Corp. (REIT)	17	40,341
Dexus (REIT)	11,648	84,871
Digital Realty Trust, Inc. (REIT)	1,373	155,080
Equinix, Inc. (REIT)	641	275,092
Equity Residential (REIT)	2,998	197,358
Essex Property Trust, Inc. (REIT)	537	138,154
Extra Space Storage, Inc. (REIT)	1,014	79,092
Federal Realty Investment Trust (REIT)	579	73,180
Fonciere Des Regions (REIT)	363	33,674
Gecina SA (REIT)	480	75,300
GGP, Inc. (REIT)	4,788	112,805
Goodman Group (REIT)	21,308	128,890
GPT Group (The) (REIT) (x)	22,685	83,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Hammerson plc (REIT)	8,475	$63,415
HCP, Inc. (REIT)	3,834	122,535
Host Hotels & Resorts, Inc. (REIT)	6,088	111,228
ICADE (REIT)	390	32,740
Intu Properties plc (REIT) (x)	12,253	42,945
Iron Mountain, Inc. (REIT)	2,007	68,961
Japan Prime Realty Investment Corp. (REIT)	9	31,167
Japan Real Estate Investment Corp. (REIT)	15	74,550
Japan Retail Fund Investment Corp. (REIT)	29	53,501
Kimco Realty Corp. (REIT) (x)	3,444	63,197
Klepierre (REIT)	2,706	110,908
Land Securities Group plc (REIT)	9,836	129,774
Link REIT (REIT)	27,000	205,419
Macerich Co. (The) (REIT)	961	55,796
Mid-America Apartment Communities, Inc. (REIT)	930	98,003
Mirvac Group (REIT)	39,691	64,979
Nippon Building Fund, Inc. (REIT)	17	86,757
Nippon Prologis REIT, Inc. (REIT)	20	42,569
Nomura Real Estate Master Fund, Inc. (REIT)	44	60,127
Prologis, Inc. (REIT)	4,321	253,383
Public Storage (REIT)	1,223	255,032
Realty Income Corp. (REIT)	2,250	124,155
Regency Centers Corp. (REIT)	1,200	75,168
Scentre Group (REIT)	61,938	192,802
Segro plc (REIT)	11,865	75,599
Simon Property Group, Inc. (REIT)	2,647	428,179
SL Green Realty Corp. (REIT)	822	86,968
Stockland (REIT)	28,650	96,449
Suntec REIT (REIT) (x)	26,800	36,402
UDR, Inc. (REIT)	2,160	84,175
Unibail-Rodamco SE (REIT)	1,211	305,191
United Urban Investment Corp. (REIT)	38	54,225
Ventas, Inc. (REIT)	2,881	200,172
Vicinity Centres (REIT)	39,807	78,631
Vornado Realty Trust (REIT)	1,409	132,305
Welltower, Inc. (REIT)	2,935	219,685
Westfield Corp. (REIT) (x)	22,391	138,194
Weyerhaeuser Co. (REIT)	6,139	205,657

		7,545,091

Real Estate Management & Development (1.2%)
Aeon Mall Co. Ltd.	1,570	30,877
Azrieli Group Ltd.	437	24,266
CapitaLand Ltd.	32,000	81,351
CBRE Group, Inc., Class A*	2,449	89,144
Cheung Kong Property Holdings Ltd.	175,424	1,373,967
City Developments Ltd.	5,100	39,748
Daito Trust Construction Co. Ltd.	800	124,437
Daiwa House Industry Co. Ltd.	6,800	232,037
Deutsche Wohnen AG	4,133	158,090

Global Logistic Properties Ltd.	30,300	$62,944
Hang Lung Group Ltd.	11,000	45,508
Hang Lung Properties Ltd.	25,000	62,440
Henderson Land Development Co. Ltd.	13,476	75,169
Hongkong Land Holdings Ltd.	14,600	105,266
Hulic Co. Ltd.	4,100	41,811
Hysan Development Co. Ltd.	7,000	33,398
Jones Lang LaSalle, Inc.	21,960	2,745,000
Kerry Properties Ltd.	9,500	32,245
LendLease Group	6,301	80,635
Mitsubishi Estate Co. Ltd.	15,000	279,195
Mitsui Fudosan Co. Ltd.	100,100	2,385,579
New World Development Co. Ltd.	72,127	91,551
Nomura Real Estate Holdings, Inc.	1,700	33,312
Sino Land Co. Ltd.	40,997	67,213
Sumitomo Realty & Development Co. Ltd.	4,000	123,227
Sun Hung Kai Properties Ltd.	17,000	249,749
Swire Pacific Ltd., Class A	6,500	63,481
Swire Properties Ltd.	13,000	42,876
Swiss Prime Site AG (Registered)*	813	73,847
Tokyo Tatemono Co. Ltd.	2,200	28,792
Tokyu Fudosan Holdings Corp.	7,100	41,915
UOL Group Ltd.	6,576	36,492
Vonovia SE	5,554	220,532
Wharf Holdings Ltd. (The)	14,400	119,332
Wheelock & Co. Ltd.	9,000	67,897

		9,363,323

Total Real Estate		16,908,414

Telecommunication Services (4.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	50,618	1,909,817
Bezeq The Israeli Telecommunication Corp. Ltd.	26,067	43,243
BT Group plc	101,501	389,659
CenturyLink, Inc. (x)	4,160	99,341
Deutsche Telekom AG (Registered)	38,848	697,500
Elisa OYJ	1,616	62,625
HKT Trust & HKT Ltd.	45,414	59,564
Iliad SA	340	80,423
Inmarsat plc	5,242	52,537
Koninklijke KPN NV	40,277	128,853
Level 3 Communications, Inc.*	2,388	141,608
Nippon Telegraph & Telephone Corp.	8,156	385,049
Orange SA	23,775	377,178
PCCW Ltd.	46,000	26,160
Proximus SADP	1,648	57,654
Singapore Telecommunications Ltd.	1,252,950	3,540,204
Spark New Zealand Ltd.	23,871	66,122
Swisscom AG (Registered)	303	146,207
TDC A/S	10,686	62,143
Telecom Italia SpA*	133,818	123,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Telecom Italia SpA (RNC)	71,790	$52,887
Telefonica Deutschland Holding AG	9,992	49,906
Telefonica SA	307,327	3,172,460
Telenor ASA	211,269	3,504,807
Telia Co. AB	31,569	145,354
Telstra Corp. Ltd.	49,515	163,646
TPG Telecom Ltd. (x)	3,744	16,403
Verizon Communications, Inc.	33,578	1,499,593
Vivendi SA	11,909	265,100

		17,319,538

Wireless Telecommunication Services (2.0%)
China Mobile Ltd.	267,500	2,838,619
KDDI Corp.	22,000	581,907
Millicom International Cellular SA (SDR)	740	43,708
NTT DOCOMO, Inc.	16,500	389,046
SoftBank Group Corp.	74,700	6,041,751
StarHub Ltd. (x)	8,019	15,843
Tele2 AB, Class B	4,200	43,971
Vodafone Group plc	2,285,414	6,481,627

		16,436,472

Total Telecommunication Services		33,756,010

Utilities (1.7%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,932	77,608
American Electric Power Co., Inc.	4,032	280,103
AusNet Services	19,264	25,689
Chubu Electric Power Co., Inc.	7,900	104,830
Chugoku Electric Power Co., Inc. (The)	3,000	33,047
CK Infrastructure Holdings Ltd.	8,000	67,218
CLP Holdings Ltd.	19,500	206,303
Contact Energy Ltd.	8,954	34,185
DONG Energy A/S§	1,833	82,748
Duke Energy Corp.	5,792	484,153
Edison International	2,671	208,845
EDP–Energias de Portugal SA	30,107	98,449
Electricite de France SA (x)	6,531	70,730
Endesa SA	3,847	88,624
Enel SpA	96,867	519,328
Entergy Corp.	1,468	112,698
Eversource Energy	2,601	157,907
Exelon Corp.	7,567	272,942
FirstEnergy Corp.	3,486	101,652
Fortum OYJ	5,790	90,797
HK Electric Investments & HK Electric Investments Ltd.§	34,000	31,268
Iberdrola SA	69,243	548,303
Kansai Electric Power Co., Inc. (The)	7,900	108,658
Kyushu Electric Power Co., Inc.	4,400	53,359
Mercury NZ Ltd.	6,874	16,724
NextEra Energy, Inc.	3,896	545,946
PG&E Corp.	4,223	280,281
Pinnacle West Capital Corp.	975	83,031
Power Assets Holdings Ltd.	16,500	145,717
PPL Corp.	5,560	214,950

Red Electrica Corp. SA	4,720	$98,627
Southern Co. (The)	8,204	392,808
SSE plc	12,165	230,218
Terna Rete Elettrica Nazionale SpA	18,158	98,013
Tohoku Electric Power Co., Inc.	5,300	73,274
Tokyo Electric Power Co. Holdings, Inc.*	17,700	72,862
Xcel Energy, Inc.	4,165	191,090

		6,302,985

Gas Utilities (0.1%)
APA Group	13,380	94,303
Gas Natural SDG SA	4,477	104,774
Hong Kong & China Gas Co. Ltd.	98,859	185,880
Osaka Gas Co. Ltd.	21,000	85,792
Toho Gas Co. Ltd.	5,000	36,364
Tokyo Gas Co. Ltd.	23,000	119,483

		626,596

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,512	61,238
Electric Power Development Co. Ltd.	2,000	49,398
Meridian Energy Ltd.	12,587	26,841
NRG Energy, Inc.	2,637	45,409

		182,886

Multi-Utilities (0.8%)
AGL Energy Ltd.	8,146	159,656
Ameren Corp.	1,982	108,356
CenterPoint Energy, Inc.	3,524	96,487
Centrica plc	67,761	176,687
CMS Energy Corp.	2,288	105,820
Consolidated Edison, Inc.	2,496	201,727
Dominion Energy, Inc.	5,213	399,472
DTE Energy Co.	1,538	162,705
E.ON SE	26,215	246,957
Engie SA	20,303	306,444
Innogy SE§	84,981	3,345,210
National Grid plc	41,371	512,866
NiSource, Inc.	2,554	64,769
Public Service Enterprise Group, Inc.	4,148	178,405
RWE AG*	6,171	122,956
SCANA Corp.	1,197	80,211
Sempra Energy	2,048	230,912
Suez	3,905	72,320
Veolia Environnement SA	5,664	119,679
WEC Energy Group, Inc.	2,588	158,851

		6,850,490

Water Utilities (0.0%)
American Water Works Co., Inc.	1,459	113,729
Severn Trent plc	2,906	82,587
United Utilities Group plc	8,515	96,209

		292,525

Total Utilities		14,255,482

Total Common Stocks (89.9%) (Cost $525,883,055)		739,154,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/11/17* (Cost $2,335)	2,811	$2,247

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares	21,817,552	21,824,097

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $600,057, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $612,000 (xx)	$600,000	600,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $3,000,388, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,335,471. (xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $306,001. (xx)	300,000	300,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,394,422, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,442,076. (xx)	$2,394,192	$2,394,192
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,700,380, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,735,132. (xx)	1,700,000	1,700,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		9,494,192

Total Short-Term Investments (3.8%) (Cost $31,314,227)		31,318,289

Total Investments (93.7%) (Cost $557,199,617)		770,474,638
Other Assets Less Liabilities (6.3%)		51,933,938

Net Assets (100%)		$822,408,576

*	Non-income producing.
†	Securities (totaling $6,413 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $4,267,701 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $11,026,123. This was secured by cash collateral of $9,494,192 which was subsequently invested in joint repurchase agreements with a total value of $9,494,192, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,015,423 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	—	American Depositary Receipt
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	—	Dutch Certification
FDR	—	Finnish Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
RNC	—	Risparmio Non-Convertible Savings Shares
SDR	—	Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Canada	1.2
Chile	0.0	#
China	1.0
Denmark	0.7
Finland	0.2
France	5.0
Germany	4.6
Hong Kong	1.6
Ireland	0.6
Israel	0.6
Italy	0.7
Japan	8.8
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.3
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.7
New Zealand	0.0	#
Norway	0.8
Portugal	0.4
Singapore	1.0
South Africa	0.0	#
South Korea	2.3
Spain	1.0
Sweden	0.8
Switzerland	3.5
Taiwan	0.7
Thailand	0.3
United Kingdom	8.5
United States	43.7
Cash and Other	6.3

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$609,431	$—	$22,842	$636,265	$25,223	$1,055
BlackRock, Inc.	380,921	—	—	422,832	5,005	—
PNC Financial Services Group, Inc. (The)	471,349	—	—	503,226	4,433	—

	$1,461,701	$—	$22,842	$1,562,323	$34,661	$1,055

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	417	September-17	$16,914,172	$16,341,048	$(573,124)
FTSE 100 Index	109	September-17	10,574,997	10,281,963	(293,034)
S&P 500 E-Mini Index	314	September-17	38,145,141	38,008,130	(137,011)
SPI 200 Index	37	September-17	4,057,828	4,016,185	(41,643)
TOPIX Index	71	September-17	10,111,393	10,172,616	61,223

					$(983,589)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Citibank NA	497	$382,023	$374,798	$7,225
British Pound vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	639	834,336	829,805	4,531
European Union Euro vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	1,187	1,361,118	1,340,882	20,236
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Barclays Bank plc	90,916	810,896	829,552	(18,656)

					$13,336

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	Morgan Stanley	167	$125,772	$128,306	$(2,534)

					$10,802

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,818,801, CHF 950, DKK 285, EUR 14,938,803, GBP 9,412,091, HKD 849, ILS 5,586, JPY 9,539,227, KRW 1, NOK 1,791, NZD 2,440, SEK 6,687, SGD 11,600 and TWD 1.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$34,387,011	$44,718,082	$—	$79,105,093
Consumer Staples	22,104,822	24,546,781	—	46,651,603
Energy	24,568,814	39,150,572	6,413	63,725,799
Financials	59,637,637	83,780,083	—	143,417,720
Health Care	66,355,018	46,053,352	—	112,408,370
Industrials	26,505,763	43,985,041	—	70,490,804
Information Technology	82,180,416	32,490,043	—	114,670,459
Materials	12,117,516	31,646,832	—	43,764,348
Real Estate	7,841,107	9,067,307	—	16,908,414
Telecommunication Services	3,650,359	30,105,651	—	33,756,010
Utilities	5,412,105	8,843,377	—	14,255,482
Forward Currency Contracts	—	31,992	—	31,992
Futures	61,223	—	—	61,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Industrials	$—	$2,247	$—	$2,247
Short-Term Investments
Investment Companies	21,824,097	—	—	21,824,097
Repurchase Agreements	—	9,494,192	—	9,494,192

Total Assets	$366,645,888	$403,915,552	$6,413	$770,567,853

Liabilities:
Forward Currency Contracts	$—	$(21,190)	$—	$(21,190)
Futures	(1,044,812)	—	—	(1,044,812)

Total Liabilities	$(1,044,812)	$(21,190)	$—	$(1,066,002)

Total	$365,601,076	$403,894,362	$6,413	$769,501,851

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$31,992
Equity contracts	Receivables, Net assets – Unrealized appreciation	61,223	*

Total		$93,215

	Liability Derivatives
Foreign exchange contracts	Payables	$(21,190)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,044,812	)*

		$(1,066,002)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$49,409	$49,409
Equity contracts	7,433,773	—	7,433,773

Total	$7,433,773	$49,409	$7,483,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$55,263	$55,263
Equity contracts	(2,152,684)	—	(2,152,684)

Total	$(2,152,684)	$55,263	$(2,097,421)

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,094,000 and futures contracts with an average notional balance of approximately $76,154,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$20,236	$(18,656)	$—	$1,580
Citibank NA	7,225	—	—	$7,225
Morgan Stanley	4,531	$(2,534)	—	$1,997

	$31,992	$(21,190)	$—	$10,802

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$18,656	$(18,656)	$—	$—
Morgan Stanley	2,534	(2,534)	—	$—

Total	$21,190	$(21,190)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,052,345
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,170,619

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,929,694
Aggregate gross unrealized depreciation	(42,551,813)

Net unrealized appreciation	$210,377,881

Federal income tax cost of investments	$560,096,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $937,701)	$1,562,323
Unaffiliated Issuers (Cost $546,767,724)	759,418,123
Repurchase Agreements (Cost $9,494,192)	9,494,192
Cash	19,234,571
Foreign cash (Cost $38,976,992)	37,739,112
Cash held as collateral at broker	3,686,360
Dividends, interest and other receivables	1,744,356
Receivable for securities sold	757,817
Receivable from Separate Accounts for Trust shares sold	67,371
Unrealized appreciation on forward foreign currency contracts	31,992
Security lending income receivable	22,535
Other assets	18,955

Total assets	833,777,707

LIABILITIES
Payable for return of collateral on securities loaned	9,494,192
Payable for securities purchased	638,450
Investment management fees payable	474,828
Due to broker for futures variation margin	275,938
Payable to Separate Accounts for Trust shares redeemed	174,000
Administrative fees payable	83,895
Distribution fees payable – Class IB	72,404
Unrealized depreciation on forward foreign currency contracts	21,190
Trustees’ fees payable	1,025
Distribution fees payable – Class IA	636
Accrued expenses	132,573

Total liabilities	11,369,131

NET ASSETS	$822,408,576

Net assets were comprised of:
Paid in capital	$639,631,771
Accumulated undistributed net investment income (loss)	6,356,215
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(34,652,372)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	211,072,962

Net assets	$822,408,576

Class IA
Net asset value, offering and redemption price per share, $3,093,953 / 238,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.95

Class IB
Net asset value, offering and redemption price per share, $351,529,176 / 27,141,430 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.95

Class K
Net asset value, offering and redemption price per share, $467,785,447 / 36,087,612 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.96

(x)	Includes value of securities on loan of $11,026,123.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($34,661 of dividend income received from affiliates) (net of $738,825 foreign withholding tax)	$11,349,890
Securities lending (net)	89,410

Total income	11,439,300

EXPENSES
Investment management fees	2,789,893
Administrative fees	494,380
Distribution fees – Class IB	424,683
Custodian fees	74,905
Professional fees	48,825
Printing and mailing expenses	30,266
Trustees’ fees	9,375
Distribution fees – Class IA	3,790
Miscellaneous	37,948

Total expenses	3,914,065

NET INVESTMENT INCOME (LOSS)	7,525,235

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($1,055 of realized gain (loss) from affiliates)	5,949,161
Futures	7,433,773
Foreign currency transactions	269

Net realized gain (loss)	13,383,203

Change in unrealized appreciation (depreciation) on:
Investments ($123,464 of change in unrealized appreciation (depreciation) from affiliates)	61,065,510
Futures	(2,152,684)
Foreign currency translations	2,326,932

Net change in unrealized appreciation (depreciation)	61,239,758

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,622,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,148,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,525,235	$12,268,615
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	13,383,203	(7,799,576)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	61,239,758	34,273,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,148,196	38,742,970

DIVIDENDS:
Dividends from net investment income
Class IA	—	(20,282)
Class IB	—	(2,207,004)
Class K	—	(4,051,450)

TOTAL DIVIDENDS	—	(6,278,736)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,571 and 14,403 shares, respectively ]	32,147	152,096
Capital shares issued in reinvestment of dividends [ 0 and 1,728 shares, respectively ]	—	20,282
Capital shares repurchased [ (20,670) and (52,401) shares, respectively ]	(255,409)	(570,062)

Total Class IA transactions	(223,262)	(397,684)

Class IB
Capital shares sold [ 1,012,611 and 2,071,497 shares, respectively ]	12,668,565	22,857,847
Capital shares issued in reinvestment of dividends [ 0 and 187,976 shares, respectively ]	—	2,207,004
Capital shares repurchased [ (1,891,675) and (5,387,545) shares, respectively ]	(23,569,024)	(59,480,397)

Total Class IB transactions	(10,900,459)	(34,415,546)

Class K
Capital shares sold [ 249,549 and 2,694,051 shares, respectively ]	3,086,604	29,152,276
Capital shares issued in reinvestment of dividends [ 0 and 345,249 shares, respectively ]	—	4,051,450
Capital shares repurchased [ (1,722,963) and (5,693,011) shares, respectively ]	(21,452,835)	(62,296,580)

Total Class K transactions	(18,366,231)	(29,092,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,489,952)	(63,906,084)

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,658,244	(31,441,850)
NET ASSETS:
Beginning of period	769,750,332	801,192,182

End of period (a)	$822,408,576	$769,750,332

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,356,215	$(1,169,020)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.69	$11.18	$11.49	$11.52	$9.15	$7.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.16	0.12	0.17	0.08	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.15	0.43	(0.43)	(0.04)	2.37	1.41

Total from investment operations	1.26	0.59	(0.31)	0.13	2.45	1.51

Less distributions:
Dividends from net investment income	—	(0.08)	— #	(0.16)	(0.08)	(0.12)

Net asset value, end of period	$12.95	$11.69	$11.18	$11.49	$11.52	$9.15

Total return (b)	10.78%	5.26%	(2.68)%	1.16%	26.84%	19.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,094	$3,005	$3,279	$3,814	$3,628	$2,374
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.13%	1.12%	1.13%	1.16%	1.17%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.12%	1.13%	1.16%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.12%	1.13%	1.16%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.73%	1.48%	1.04%	1.44%	0.77%	1.16%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.73%	1.48%	1.04%	1.44%	0.77%	1.16%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.73%	1.47%	1.04%	1.44%	0.77%	1.16%
Portfolio turnover rate (z)^	6%	13%	13%	15%	13%	12%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.69	$11.18	$11.49	$11.53	$9.15	$7.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.16	0.12	0.17	0.08	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.15	0.43	(0.43)	(0.05)	2.38	1.41

Total from investment operations	1.26	0.59	(0.31)	0.12	2.46	1.51

Less distributions:
Dividends from net investment income	—	(0.08)	— #	(0.16)	(0.08)	(0.12)

Net asset value, end of period	$12.95	$11.69	$11.18	$11.49	$11.53	$9.15

Total return (b)	10.78%	5.26%	(2.68)%	1.07%	26.95%	19.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$351,529	$327,678	$348,348	$369,694	$355,915	$233,645
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.13%	1.12%	1.13%	1.16%	1.17%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.12%	1.13%	1.16%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.13%	1.12%	1.13%	1.16%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.74%	1.48%	1.04%	1.44%	0.74%	1.20%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.74%	1.48%	1.04%	1.44%	0.74%	1.20%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.74%	1.47%	1.04%	1.44%	0.74%	1.20%
Portfolio turnover rate (z)^	6%	13%	13%	15%	13%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.69	$11.18	$11.48	$11.52	$9.14	$7.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.19	0.15	0.20	0.11	0.12
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.15	0.43	(0.42)	(0.05)	2.38	1.40

Total from investment operations	1.27	0.62	(0.27)	0.15	2.49	1.52

Less distributions:
Dividends from net investment income	—	(0.11)	(0.03)	(0.19)	(0.11)	(0.14)

Net asset value, end of period	$12.96	$11.69	$11.18	$11.48	$11.52	$9.14

Total return (b)	10.86%	5.53%	(2.35)%	1.34%	27.30%	19.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$467,785	$439,067	$449,565	$514,637	$537,011	$482,429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.87%	0.88%	0.91%	0.92%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.87%	0.88%	0.91%	0.92%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.88%	0.87%	0.88%	0.91%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.99%	1.72%	1.29%	1.69%	1.03%	1.45%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.99%	1.72%	1.29%	1.69%	1.03%	1.46%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.99%	1.71%	1.29%	1.69%	1.03%	1.45%
Portfolio turnover rate (z)^	6%	13%	13%	15%	13%	12%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	20.3%
Financials	13.2
Health Care	13.1
Consumer Discretionary	11.1
Industrials	9.3
Consumer Staples	8.2
Energy	5.5
Utilities	2.9
Real Estate	2.6
Materials	2.6
Telecommunication Services	1.9
Repurchase Agreements	0.5
Cash and Other	8.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,088.24	$4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.73	4.11
Class K
Actual	1,000.00	1,089.58	2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	2.86

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.2%)
BorgWarner, Inc.	73,695	$3,121,720
Delphi Automotive plc	98,594	8,641,764
Goodyear Tire & Rubber Co. (The)	88,036	3,077,739

		14,841,223

Automobiles (0.4%)
Ford Motor Co.	1,407,160	15,746,120
General Motors Co.	491,992	17,185,281
Harley-Davidson, Inc. (x)	64,259	3,471,271

		36,402,672

Distributors (0.1%)
Genuine Parts Co.	52,744	4,892,533
LKQ Corp.*	112,008	3,690,664

		8,583,197

Diversified Consumer Services (0.0%)
H&R Block, Inc.	75,423	2,331,325

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	149,727	9,817,599
Chipotle Mexican Grill, Inc. (x)*	10,593	4,407,747
Darden Restaurants, Inc.	44,477	4,022,500
Hilton Worldwide Holdings, Inc.	74,048	4,579,869
Marriott International, Inc., Class A	113,667	11,401,937
McDonald’s Corp.	295,808	45,305,954
Royal Caribbean Cruises Ltd.	61,622	6,730,971
Starbucks Corp.	529,201	30,857,710
Wyndham Worldwide Corp.	36,930	3,708,141
Wynn Resorts Ltd.	28,873	3,872,447
Yum Brands, Inc.	120,953	8,921,493

		133,626,368

Household Durables (0.4%)
DR Horton, Inc.	122,915	4,249,172
Garmin Ltd.	40,262	2,054,570
Leggett & Platt, Inc.	48,749	2,560,785
Lennar Corp., Class A	74,251	3,959,063
Mohawk Industries, Inc.*	22,351	5,402,013
Newell Brands, Inc.	172,650	9,257,494
PulteGroup, Inc.	100,246	2,459,034
Whirlpool Corp.	27,486	5,266,867

		35,208,998

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	143,656	139,059,008
Expedia, Inc.	44,424	6,616,955
Netflix, Inc.*	156,419	23,370,563
Priceline Group, Inc. (The)*	17,791	33,278,421
TripAdvisor, Inc.*	42,576	1,626,403

		203,951,350

Leisure Products (0.1%)
Hasbro, Inc.	41,173	4,591,201
Mattel, Inc.	125,239	2,696,396

		7,287,597

Media (2.8%)
CBS Corp. (Non-Voting), Class B	134,100	$8,552,898
Charter Communications, Inc., Class A*	78,070	26,297,880
Comcast Corp., Class A	1,712,165	66,637,461
Discovery Communications, Inc., Class A (x)*	55,449	1,432,248
Discovery Communications, Inc., Class C*	79,624	2,007,321
DISH Network Corp., Class A*	82,867	5,200,733
Interpublic Group of Cos., Inc. (The)	146,318	3,599,423
News Corp., Class A	135,650	1,858,405
News Corp., Class B	50,528	714,971
Omnicom Group, Inc.	85,792	7,112,157
Scripps Networks Interactive, Inc., Class A	33,254	2,271,581
Time Warner, Inc.	280,609	28,175,949
Twenty-First Century Fox, Inc., Class A	381,750	10,818,795
Twenty-First Century Fox, Inc., Class B	174,125	4,852,864
Viacom, Inc., Class B	126,644	4,251,439
Walt Disney Co. (The)	525,734	55,859,237

		229,643,362

Multiline Retail (0.4%)
Dollar General Corp.	90,193	6,502,013
Dollar Tree, Inc.*	86,246	6,030,320
Kohl’s Corp.	63,338	2,449,280
Macy’s, Inc.	113,227	2,631,395
Nordstrom, Inc. (x)	41,805	1,999,533
Target Corp.	200,871	10,503,546

		30,116,087

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	26,861	3,131,724
AutoNation, Inc. (x)*	22,798	961,164
AutoZone, Inc.*	10,140	5,784,464
Bed Bath & Beyond, Inc.	56,321	1,712,158
Best Buy Co., Inc.	96,615	5,538,938
CarMax, Inc. (x)*	65,844	4,152,123
Foot Locker, Inc.	46,500	2,291,520
Gap, Inc. (The) (x)	82,001	1,803,202
Home Depot, Inc. (The)	433,256	66,461,469
L Brands, Inc.	88,693	4,779,666
Lowe’s Cos., Inc.	313,620	24,314,959
O’Reilly Automotive, Inc.*	32,788	7,172,047
Ross Stores, Inc.	143,687	8,295,051
Signet Jewelers Ltd. (x)	25,683	1,624,193
Staples, Inc.	235,382	2,370,297
Tiffany & Co.	38,584	3,621,880
TJX Cos., Inc. (The)	235,040	16,962,837
Tractor Supply Co.	47,819	2,592,268
Ulta Beauty, Inc.*	20,739	5,959,144

		169,529,104

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	104,346	4,939,740
Hanesbrands, Inc. (x)	139,110	3,221,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Michael Kors Holdings Ltd.*	59,640	$2,161,950
NIKE, Inc., Class B	477,351	28,163,708
PVH Corp.	28,755	3,292,448
Ralph Lauren Corp. (x)	20,652	1,524,118
Under Armour, Inc., Class A (x)*	69,916	1,521,372
Under Armour, Inc., Class C (x)*	58,625	1,181,880
VF Corp.	120,225	6,924,960

		52,931,964

Total Consumer Discretionary		924,453,247

Consumer Staples (8.2%)
Beverages (1.9%)
Brown-Forman Corp., Class B	61,854	3,006,104
Coca-Cola Co. (The)	1,399,517	62,768,338
Constellation Brands, Inc., Class A	62,119	12,034,314
Dr Pepper Snapple Group, Inc.	66,764	6,082,868
Molson Coors Brewing Co., Class B	67,504	5,828,295
Monster Beverage Corp.*	144,394	7,173,494
PepsiCo, Inc.	517,088	59,718,493

		156,611,906

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	159,098	25,444,543
CVS Health Corp.	370,072	29,775,993
Kroger Co. (The)	330,539	7,708,169
Sysco Corp.	178,658	8,991,857
Walgreens Boots Alliance, Inc.	308,553	24,162,785
Wal-Mart Stores, Inc.	535,203	40,504,164
Whole Foods Market, Inc.	115,101	4,846,903

		141,434,414

Food Products (1.2%)
Archer-Daniels-Midland Co.	206,910	8,561,936
Campbell Soup Co.	71,425	3,724,814
Conagra Brands, Inc.	147,728	5,282,753
General Mills, Inc.	208,836	11,569,514
Hershey Co. (The)	51,414	5,520,321
Hormel Foods Corp. (x)	99,024	3,377,709
JM Smucker Co. (The)	41,956	4,964,653
Kellogg Co.	92,355	6,414,978
Kraft Heinz Co. (The)	215,052	18,417,053
McCormick & Co., Inc. (Non-Voting)	41,206	4,017,997
Mondelez International, Inc., Class A	551,304	23,810,821
Tyson Foods, Inc., Class A	103,046	6,453,771

		102,116,320

Household Products (1.6%)
Church & Dwight Co., Inc.	93,791	4,865,877
Clorox Co. (The)	46,489	6,194,194
Colgate-Palmolive Co.	320,468	23,756,293
Kimberly-Clark Corp.	129,131	16,672,103
Procter & Gamble Co. (The)	924,841	80,599,894

		132,088,361

Personal Products (0.1%)
Coty, Inc., Class A	173,287	$3,250,864
Estee Lauder Cos., Inc. (The), Class A	81,431	7,815,748

		11,066,612

Tobacco (1.7%)
Altria Group, Inc.	699,947	52,125,053
Philip Morris International, Inc.	561,888	65,993,745
Reynolds American, Inc.	298,014	19,382,831

		137,501,629

Total Consumer Staples		680,819,242

Energy (5.5%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	152,037	8,287,537
Halliburton Co.	311,555	13,306,514
Helmerich & Payne, Inc. (x)	40,598	2,206,095
National Oilwell Varco, Inc.	134,605	4,433,889
Schlumberger Ltd.	507,150	33,390,756
TechnipFMC plc*	165,496	4,501,491
Transocean Ltd. (x)*	141,360	1,163,393

		67,289,675

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	201,509	9,136,418
Apache Corp.	139,520	6,687,194
Cabot Oil & Gas Corp.	171,105	4,291,313
Chesapeake Energy Corp. (x)*	289,127	1,436,961
Chevron Corp.	686,081	71,578,831
Cimarex Energy Co.	35,150	3,304,452
Concho Resources, Inc.*	54,138	6,579,391
ConocoPhillips	446,726	19,638,075
Devon Energy Corp.	187,678	6,000,066
EOG Resources, Inc.	207,839	18,813,586
EQT Corp.	62,894	3,684,959
Exxon Mobil Corp.	1,531,269	123,619,346
Hess Corp.	98,204	4,308,209
Kinder Morgan, Inc.	692,187	13,262,303
Marathon Oil Corp.	302,689	3,586,865
Marathon Petroleum Corp.	193,102	10,105,028
Murphy Oil Corp. (x)	58,588	1,501,610
Newfield Exploration Co.*	71,829	2,044,253
Noble Energy, Inc.	152,559	4,317,420
Occidental Petroleum Corp.	275,525	16,495,682
ONEOK, Inc. (x)	137,559	7,175,077
Phillips 66	158,663	13,119,843
Pioneer Natural Resources Co.	61,150	9,758,317
Range Resources Corp.	69,150	1,602,206
Tesoro Corp.	54,644	5,114,678
Valero Energy Corp.	162,310	10,949,433
Williams Cos., Inc. (The)	293,024	8,872,767

		386,984,283

Total Energy		454,273,958

Financials (13.2%)
Banks (5.9%)
Bank of America Corp.	3,626,056	87,968,119
BB&T Corp.	291,306	13,228,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Citigroup, Inc.	1,001,827	$67,002,190
Citizens Financial Group, Inc.	186,510	6,654,677
Comerica, Inc.	62,703	4,592,368
Fifth Third Bancorp	276,159	7,169,088
Huntington Bancshares, Inc.	397,143	5,369,373
JPMorgan Chase & Co.	1,290,127	117,917,608
KeyCorp	393,691	7,377,769
M&T Bank Corp.	55,431	8,977,050
People’s United Financial, Inc.	108,873	1,922,697
PNC Financial Services Group, Inc. (The)‡	175,407	21,903,073
Regions Financial Corp.	440,110	6,443,210
SunTrust Banks, Inc.	176,360	10,003,139
US Bancorp	576,042	29,908,101
Wells Fargo & Co.	1,629,692	90,301,234
Zions Bancorp.	71,213	3,126,963

		489,864,864

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	20,079	3,330,303
Ameriprise Financial, Inc.	56,212	7,155,225
Bank of New York Mellon Corp. (The)	374,727	19,118,572
BlackRock, Inc.‡	43,823	18,511,273
CBOE Holdings, Inc.	33,385	3,051,389
Charles Schwab Corp. (The)	440,624	18,929,207
CME Group, Inc.	122,351	15,323,239
E*TRADE Financial Corp.*	95,785	3,642,704
Franklin Resources, Inc.	125,732	5,631,536
Goldman Sachs Group, Inc. (The)	134,313	29,804,055
Intercontinental Exchange, Inc.	214,768	14,157,507
Invesco Ltd.	147,849	5,202,806
Moody’s Corp.	60,481	7,359,328
Morgan Stanley	519,933	23,168,214
Nasdaq, Inc.	41,653	2,977,773
Northern Trust Corp.	76,852	7,470,783
Raymond James Financial, Inc.	45,823	3,675,921
S&P Global, Inc.	93,222	13,609,480
State Street Corp.	130,032	11,667,771
T. Rowe Price Group, Inc.	89,036	6,607,362

		220,394,448

Consumer Finance (0.7%)
American Express Co.	273,750	23,060,700
Capital One Financial Corp.	173,826	14,361,504
Discover Financial Services	137,965	8,580,043
Navient Corp.	99,587	1,658,124
Synchrony Financial	281,026	8,380,195

		56,040,566

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	686,995	116,356,344
Leucadia National Corp.	116,490	3,047,378

		119,403,722

Insurance (2.5%)
Aflac, Inc.	146,299	11,364,506
Allstate Corp. (The)	132,132	11,685,754

American International Group, Inc.	318,087	$19,886,799
Aon plc	94,343	12,542,902
Arthur J Gallagher & Co	64,112	3,670,412
Assurant, Inc.	20,909	2,168,054
Chubb Ltd.	167,776	24,391,276
Cincinnati Financial Corp.	54,912	3,978,374
Everest Re Group Ltd.	14,875	3,787,026
Hartford Financial Services Group, Inc. (The)	137,532	7,230,057
Lincoln National Corp.	83,231	5,624,751
Loews Corp.	96,928	4,537,200
Marsh & McLennan Cos., Inc.	185,895	14,492,374
MetLife, Inc.	391,792	21,525,052
Principal Financial Group, Inc.	96,365	6,174,106
Progressive Corp. (The)	211,713	9,334,426
Prudential Financial, Inc.	155,035	16,765,485
Torchmark Corp.	40,254	3,079,431
Travelers Cos., Inc. (The)	102,059	12,913,525
Unum Group	82,528	3,848,281
Willis Towers Watson plc	46,535	6,768,981
XL Group Ltd.	97,450	4,268,310

		210,037,082

Total Financials		1,095,740,682

Health Care (13.1%)
Biotechnology (2.6%)
AbbVie, Inc.	576,378	41,793,169
Alexion Pharmaceuticals, Inc.*	80,331	9,773,873
Amgen, Inc.	266,445	45,889,822
Biogen, Inc.*	78,445	21,286,835
Celgene Corp.*	281,439	36,550,483
Gilead Sciences, Inc.	471,429	33,367,745
Incyte Corp.*	64,009	8,059,373
Regeneron Pharmaceuticals, Inc.*	27,795	13,651,236
Vertex Pharmaceuticals, Inc.*	90,224	11,627,167

		221,999,703

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	625,946	30,427,234
Align Technology, Inc.*	27,288	4,096,475
Baxter International, Inc.	175,753	10,640,087
Becton Dickinson and Co.	81,563	15,913,757
Boston Scientific Corp.*	489,651	13,573,126
Cooper Cos., Inc. (The)	17,916	4,289,449
CR Bard, Inc.	26,091	8,247,626
Danaher Corp.	219,463	18,520,483
DENTSPLY SIRONA, Inc.	81,217	5,266,110
Edwards Lifesciences Corp.*	77,753	9,193,515
Hologic, Inc.*	101,957	4,626,809
IDEXX Laboratories, Inc.*	31,579	5,097,482
Intuitive Surgical, Inc.*	13,348	12,485,319
Medtronic plc	495,046	43,935,332
Stryker Corp.	111,753	15,509,081
Varian Medical Systems, Inc.*	34,828	3,593,901
Zimmer Biomet Holdings, Inc.	72,811	9,348,932

		214,764,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.6%)
Aetna, Inc.	119,972	$18,215,349
AmerisourceBergen Corp.	58,697	5,548,627
Anthem, Inc.	94,914	17,856,171
Cardinal Health, Inc.	114,041	8,886,075
Centene Corp.*	61,535	4,915,416
Cigna Corp.	92,566	15,494,623
DaVita, Inc.*	54,708	3,542,890
Envision Healthcare Corp.*	43,101	2,701,140
Express Scripts Holding Co.*	218,320	13,937,549
HCA Healthcare, Inc.*	104,247	9,090,338
Henry Schein, Inc.*	28,080	5,139,202
Humana, Inc.	54,217	13,045,695
Laboratory Corp. of America Holdings*	36,308	5,596,515
McKesson Corp.	76,171	12,533,176
Patterson Cos., Inc. (x)	30,496	1,431,787
Quest Diagnostics, Inc.	50,488	5,612,246
UnitedHealth Group, Inc.	349,069	64,724,373
Universal Health Services, Inc., Class B	32,619	3,982,128

		212,253,300

Health Care Technology (0.1%)
Cerner Corp.*	107,288	7,131,433

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	118,175	7,008,959
Illumina, Inc.*	53,281	9,245,319
Mettler-Toledo International, Inc.*	9,335	5,494,021
PerkinElmer, Inc.	39,265	2,675,517
Thermo Fisher Scientific, Inc.	140,895	24,581,951
Waters Corp.*	28,935	5,319,410

		54,325,177

Pharmaceuticals (4.5%)
Allergan plc	120,864	29,380,830
Bristol-Myers Squibb Co.	606,827	33,812,400
Eli Lilly & Co.	350,261	28,826,480
Johnson & Johnson	975,985	129,113,056
Mallinckrodt plc*	37,874	1,697,134
Merck & Co., Inc.	994,074	63,710,203
Mylan NV*	163,910	6,362,986
Perrigo Co. plc	51,515	3,890,413
Pfizer, Inc.	2,153,147	72,324,208
Zoetis, Inc.	177,748	11,087,920

		380,205,630

Total Health Care		1,090,679,961

Industrials (9.3%)
Aerospace & Defense (2.2%)
Arconic, Inc.	159,926	3,622,324
Boeing Co. (The)	203,353	40,213,055
General Dynamics Corp.	103,206	20,445,109
L3 Technologies, Inc.	28,186	4,709,317
Lockheed Martin Corp.	89,939	24,967,966
Northrop Grumman Corp.	63,550	16,313,921
Raytheon Co.	105,873	17,096,372
Rockwell Collins, Inc.	58,678	6,165,884

Textron, Inc.	98,960	$4,661,016
TransDigm Group, Inc.	17,508	4,707,376
United Technologies Corp.	271,626	33,168,250

		176,070,590

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	49,641	3,409,344
Expeditors International of Washington, Inc.	65,065	3,674,871
FedEx Corp.	88,153	19,158,291
United Parcel Service, Inc., Class B	248,546	27,486,703

		53,729,209

Airlines (0.6%)
Alaska Air Group, Inc.	45,202	4,057,332
American Airlines Group, Inc.	184,514	9,284,744
Delta Air Lines, Inc.	264,546	14,216,702
Southwest Airlines Co.	221,823	13,784,081
United Continental Holdings, Inc.*	101,984	7,674,296

		49,017,155

Building Products (0.3%)
Allegion plc	33,239	2,696,348
Fortune Brands Home & Security, Inc.	55,767	3,638,239
Johnson Controls International plc	337,730	14,643,973
Masco Corp.	113,462	4,335,383

		25,313,943

Commercial Services & Supplies (0.3%)
Cintas Corp.	31,460	3,965,218
Republic Services, Inc.	84,407	5,379,258
Stericycle, Inc.*	31,331	2,391,182
Waste Management, Inc.	147,459	10,816,118

		22,551,776

Construction & Engineering (0.1%)
Fluor Corp.	52,294	2,394,019
Jacobs Engineering Group, Inc.	44,754	2,434,171
Quanta Services, Inc.*	56,297	1,853,297

		6,681,487

Electrical Equipment (0.5%)
Acuity Brands, Inc. (x)	15,961	3,244,552
AMETEK, Inc.	84,878	5,141,060
Eaton Corp. plc	162,858	12,675,238
Emerson Electric Co.	230,611	13,749,029
Rockwell Automation, Inc.	47,146	7,635,766

		42,445,645

Industrial Conglomerates (2.1%)
3M Co.	215,583	44,882,225
General Electric Co.	3,155,207	85,222,142
Honeywell International, Inc.	274,781	36,625,559
Roper Technologies, Inc.	37,065	8,581,659

		175,311,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.4%)
Caterpillar, Inc.	210,946	$22,668,256
Cummins, Inc.	55,550	9,011,321
Deere & Co.	106,504	13,162,829
Dover Corp.	54,963	4,409,132
Flowserve Corp.	46,584	2,162,895
Fortive Corp.	109,782	6,954,690
Illinois Tool Works, Inc.	113,698	16,287,239
Ingersoll-Rand plc	94,013	8,591,848
PACCAR, Inc.	128,009	8,453,714
Parker-Hannifin Corp.	47,383	7,572,751
Pentair plc	61,227	4,074,045
Snap-on, Inc.	21,393	3,380,094
Stanley Black & Decker, Inc.	56,005	7,881,584
Xylem, Inc.	62,579	3,468,754

		118,079,152

Professional Services (0.3%)
Equifax, Inc.	43,577	5,988,351
IHS Markit Ltd.*	114,698	5,051,300
Nielsen Holdings plc	118,604	4,585,231
Robert Half International, Inc.	47,596	2,281,276
Verisk Analytics, Inc.*	57,138	4,820,733

		22,726,891

Road & Rail (0.8%)
CSX Corp.	332,645	18,149,111
JB Hunt Transport Services, Inc.	32,467	2,966,834
Kansas City Southern	39,258	4,108,350
Norfolk Southern Corp.	104,934	12,770,468
Union Pacific Corp.	294,809	32,107,648

		70,102,411

Trading Companies & Distributors (0.1%)
Fastenal Co.	105,653	4,599,076
United Rentals, Inc.*	30,661	3,455,801
WW Grainger, Inc. (x)	19,399	3,502,101

		11,556,978

Total Industrials		773,586,822

Information Technology (20.3%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,809,852	56,648,367
F5 Networks, Inc.*	23,974	3,046,136
Harris Corp.	43,958	4,794,939
Juniper Networks, Inc.	142,800	3,981,264
Motorola Solutions, Inc.	60,117	5,214,549

		73,685,255

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	112,842	8,329,996
Corning, Inc.	332,747	9,999,047
FLIR Systems, Inc.	49,648	1,720,800
TE Connectivity Ltd.	127,198	10,007,939

		30,057,782

Internet Software & Services (4.2%)
Akamai Technologies, Inc.*	63,451	3,160,494
Alphabet, Inc., Class A*	107,354	99,804,867
Alphabet, Inc., Class C*	108,051	98,189,185

eBay, Inc.*	365,363	$12,758,476
Facebook, Inc., Class A*	855,936	129,229,217
VeriSign, Inc. (x)*	30,983	2,880,180

		346,022,419

IT Services (3.5%)
Accenture plc, Class A	225,605	27,902,826
Alliance Data Systems Corp.	19,918	5,112,751
Automatic Data Processing, Inc.	162,668	16,666,963
Cognizant Technology Solutions Corp., Class A	222,100	14,747,440
CSRA, Inc.	55,365	1,757,839
DXC Technology Co.	102,601	7,871,549
Fidelity National Information Services, Inc.	117,756	10,056,362
Fiserv, Inc.*	77,583	9,491,504
Gartner, Inc.*	32,537	4,018,645
Global Payments, Inc.	55,800	5,039,856
International Business Machines Corp.	310,418	47,751,601
Mastercard, Inc., Class A	340,625	41,368,906
Paychex, Inc.	117,348	6,681,795
PayPal Holdings, Inc.*	404,597	21,714,721
Total System Services, Inc.	59,414	3,460,866
Visa, Inc., Class A	673,348	63,146,576
Western Union Co. (The)	179,616	3,421,685

		290,211,885

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc. (x)*	278,708	3,478,276
Analog Devices, Inc.	131,122	10,201,292
Applied Materials, Inc.	389,712	16,099,003
Broadcom Ltd.	145,543	33,918,796
Intel Corp.	1,708,626	57,649,042
KLA-Tencor Corp.	55,514	5,080,086
Lam Research Corp.	58,215	8,233,347
Microchip Technology, Inc. (x)	78,184	6,034,241
Micron Technology, Inc.*	379,028	11,317,776
NVIDIA Corp.	213,331	30,839,129
Qorvo, Inc.*	46,882	2,968,568
QUALCOMM, Inc.	532,485	29,403,822
Skyworks Solutions, Inc.	66,278	6,359,374
Texas Instruments, Inc.	360,360	27,722,495
Xilinx, Inc.	90,838	5,842,700

		255,147,947

Software (4.4%)
Activision Blizzard, Inc.	251,118	14,456,863
Adobe Systems, Inc.*	179,273	25,356,373
ANSYS, Inc.*	30,897	3,759,547
Autodesk, Inc.*	71,742	7,233,028
CA, Inc.	115,541	3,982,698
Citrix Systems, Inc.*	56,425	4,490,302
Electronic Arts, Inc.*	112,392	11,882,082
Intuit, Inc.	87,094	11,566,954
Microsoft Corp.	2,792,285	192,472,206
Oracle Corp.	1,086,238	54,463,974
Red Hat, Inc.*	65,178	6,240,794
salesforce.com, Inc.*	236,244	20,458,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Symantec Corp.	224,258	$6,335,289
Synopsys, Inc.*	54,557	3,978,842

		366,677,682

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	1,888,831	272,029,440
Hewlett Packard Enterprise Co.	598,464	9,928,518
HP, Inc.	615,492	10,758,800
NetApp, Inc.	100,009	4,005,360
Seagate Technology plc	106,628	4,131,835
Western Digital Corp.	105,161	9,317,265
Xerox Corp.	78,182	2,246,169

		312,417,387

Total Information Technology		1,674,220,357

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	77,997	11,158,251
Albemarle Corp.	40,820	4,308,143
CF Industries Holdings, Inc. (x)	82,059	2,294,370
Dow Chemical Co. (The)	404,074	25,484,946
Eastman Chemical Co.	51,984	4,366,136
Ecolab, Inc.	94,606	12,558,947
EI du Pont de Nemours & Co.	313,437	25,297,500
FMC Corp.	46,273	3,380,243
International Flavors & Fragrances, Inc.	27,926	3,770,010
LyondellBasell Industries NV, Class A	119,817	10,111,357
Monsanto Co.	157,913	18,690,583
Mosaic Co. (The)	127,829	2,918,336
PPG Industries, Inc.	92,097	10,126,986
Praxair, Inc.	102,896	13,638,865
Sherwin-Williams Co. (The)	29,477	10,345,248

		158,449,921

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	22,601	5,030,531
Vulcan Materials Co.	48,527	6,147,400

		11,177,931

Containers & Packaging (0.3%)
Avery Dennison Corp.	32,324	2,856,472
Ball Corp.	126,528	5,340,747
International Paper Co.	146,817	8,311,310
Sealed Air Corp.	71,969	3,221,332
WestRock Co.	91,777	5,200,085

		24,929,946

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	490,339	5,888,971
Newmont Mining Corp.	194,180	6,289,490
Nucor Corp.	116,209	6,725,015

		18,903,476

Total Materials		213,461,274

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	32,852	3,957,680
American Tower Corp. (REIT)	153,481	20,308,605

Apartment Investment & Management Co. (REIT), Class A	53,732	$2,308,864
AvalonBay Communities, Inc. (REIT)	49,512	9,514,721
Boston Properties, Inc. (REIT)	54,832	6,745,433
Crown Castle International Corp. (REIT)	130,015	13,024,903
Digital Realty Trust, Inc. (REIT)	58,987	6,662,582
Equinix, Inc. (REIT)	28,098	12,058,538
Equity Residential (REIT)	132,297	8,709,112
Essex Property Trust, Inc. (REIT)	23,888	6,145,666
Extra Space Storage, Inc. (REIT)	44,762	3,491,436
Federal Realty Investment Trust (REIT)	25,745	3,253,911
GGP, Inc. (REIT)	209,309	4,931,320
HCP, Inc. (REIT)	165,198	5,279,728
Host Hotels & Resorts, Inc. (REIT)	262,850	4,802,270
Iron Mountain, Inc. (REIT)	86,503	2,972,243
Kimco Realty Corp. (REIT)	148,620	2,727,177
Macerich Co. (The) (REIT)	43,064	2,500,296
Mid-America Apartment Communities, Inc. (REIT)	41,703	4,394,662
Prologis, Inc. (REIT)	190,589	11,176,139
Public Storage (REIT)	54,421	11,348,411
Realty Income Corp. (REIT)	98,658	5,443,948
Regency Centers Corp. (REIT)	53,393	3,344,538
Simon Property Group, Inc. (REIT)	116,017	18,766,909
SL Green Realty Corp. (REIT)	36,956	3,909,945
UDR, Inc. (REIT)	96,196	3,748,758
Ventas, Inc. (REIT)	129,100	8,969,868
Vornado Realty Trust (REIT)	62,164	5,837,200
Welltower, Inc. (REIT)	131,746	9,861,188
Weyerhaeuser Co. (REIT)	267,540	8,962,590

		215,158,641

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	108,376	3,944,886

Total Real Estate		219,103,527

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	2,222,590	83,858,321
CenturyLink, Inc. (x)	200,058	4,777,385
Level 3 Communications, Inc.*	103,694	6,149,054
Verizon Communications, Inc.	1,474,739	65,861,844

Total Telecommunication Services		160,646,604

Utilities (2.9%)
Electric Utilities (1.8%)
Alliant Energy Corp.	82,607	3,318,323
American Electric Power Co., Inc.	178,954	12,431,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Duke Energy Corp.	254,403	$21,265,546
Edison International	116,198	9,085,522
Entergy Corp.	65,393	5,020,221
Eversource Energy	116,063	7,046,185
Exelon Corp.	332,669	11,999,371
FirstEnergy Corp.	162,730	4,745,207
NextEra Energy, Inc.	168,471	23,607,840
PG&E Corp.	181,734	12,061,686
Pinnacle West Capital Corp.	39,085	3,328,479
PPL Corp.	247,566	9,570,902
Southern Co. (The)	360,176	17,245,226
Xcel Energy, Inc.	180,866	8,298,132

		149,024,574

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	2,644,514
NRG Energy, Inc.	112,851	1,943,294

		4,587,808

Multi-Utilities (0.9%)
Ameren Corp.	89,030	4,867,270
CenterPoint Energy, Inc.	152,773	4,182,925
CMS Energy Corp.	101,811	4,708,759
Consolidated Edison, Inc.	111,917	9,045,132
Dominion Energy, Inc.	225,972	17,316,233
DTE Energy Co.	66,859	7,073,014
NiSource, Inc.	119,183	3,022,481
Public Service Enterprise Group, Inc.	184,729	7,945,194
SCANA Corp.	49,892	3,343,263
Sempra Energy (x)	89,812	10,126,303
WEC Energy Group, Inc.	115,199	7,070,915

		78,701,489

Water Utilities (0.1%)
American Water Works Co., Inc.	62,808	4,895,884

Total Utilities		237,209,755

Total Common Stocks (90.7%) (Cost $5,233,174,092)		7,524,195,429

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $3,700,370, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $3,774,008. (xx)	$3,700,000	3,700,000

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $1,200,145, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,334,188. (xx)	$1,200,000	$1,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,000,517, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $4,447,294. (xx)	4,000,000	4,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $4,229,692, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $4,313,872. (xx)	4,229,286	4,229,286
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $3,060,016. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,800,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,857,865. (xx)	2,800,000	2,800,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,700,604, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,755,798. (xx)	2,700,000	2,700,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $3,000,313, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $3,061,998. (xx)	$3,000,000	$3,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $3,280,366, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $3,345,990. (xx)	3,280,000	3,280,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $3,060,000. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $5,100,009. (xx)	5,000,000	5,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		43,909,286

Total Short-Term Investments (0.5%) (Cost $43,909,286)		43,909,286

Total Investments (91.2%) (Cost $5,277,083,378)		7,568,104,715
Other Assets Less Liabilities (8.8%)		729,543,387

Net Assets (100%)		$8,297,648,102

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $47,056,222. This was secured by cash collateral of $43,909,286 which was subsequently invested in joint repurchase agreements with a total value of $43,909,286, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,170,791 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$17,063,033	$—	$372,025	$18,511,273	$220,547	$21,142
PNC Financial Services Group, Inc. (The)	20,971,513	—	380,729	21,903,073	195,092	113,598

	$38,034,546	$—	$752,754	$40,414,346	$415,639	$134,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	6,406	September-17	$778,217,448	$775,414,270	$(2,803,178)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$924,453,247	$—	$—	$924,453,247
Consumer Staples	680,819,242	—	—	680,819,242
Energy	454,273,958	—	—	454,273,958
Financials	1,095,740,682	—	—	1,095,740,682
Health Care	1,090,679,961	—	—	1,090,679,961
Industrials	773,586,822	—	—	773,586,822
Information Technology	1,674,220,357	—	—	1,674,220,357
Materials	213,461,274	—	—	213,461,274
Real Estate	219,103,527	—	—	219,103,527
Telecommunication Services	160,646,604	—	—	160,646,604
Utilities	237,209,755	—	—	237,209,755
Short-Term Investments
Repurchase Agreements	—	43,909,286	—	43,909,286

Total Assets	$7,524,195,429	$43,909,286	$—	$7,568,104,715

Liabilities:
Futures	$(2,803,178)	$—	$—	$(2,803,178)

Total Liabilities	$(2,803,178)	$—	$—	$(2,803,178)

Total	$7,521,392,251	$43,909,286	$—	$7,565,301,537

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,803,178	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$65,626,294

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(6,126,499)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $749,611,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 51%)*	$114,415,264
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 23%)*	$273,643,684

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,451,385,888
Aggregate gross unrealized depreciation	(158,879,915)

Net unrealized appreciation	$2,292,505,973

Federal income tax cost of investments	$5,275,598,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $24,917,029)	$40,414,346
Unaffiliated Issuers (Cost $5,208,257,063)	7,483,781,083
Repurchase Agreements (Cost $43,909,286)	43,909,286
Cash	744,969,188
Cash held as collateral at broker	28,338,800
Dividends, interest and other receivables	7,505,263
Receivable from Separate Accounts for Trust shares sold	375,939
Due from broker for futures variation margin	289,031
Security lending income receivable	18,612
Other assets	90,990

Total assets	8,349,692,538

LIABILITIES
Payable for return of collateral on securities loaned	43,909,286
Payable for securities purchased	3,286,991
Investment management fees payable	2,943,928
Payable to Separate Accounts for Trust shares redeemed	896,232
Administrative fees payable	848,392
Distribution fees payable – Class IB	43,931
Trustees’ fees payable	4,301
Accrued expenses	111,375

Total liabilities	52,044,436

NET ASSETS	$8,297,648,102

Net assets were comprised of:
Paid in capital	$5,836,472,062
Accumulated undistributed net investment income (loss)	56,233,663
Accumulated undistributed net realized gain (loss) on investments and futures	116,724,218
Net unrealized appreciation (depreciation) on investments and futures	2,288,218,159

Net assets	$8,297,648,102

Class IB
Net asset value, offering and redemption price per share, $211,834,685 / 9,540,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.20

Class K
Net asset value, offering and redemption price per share, $8,085,813,417 / 361,231,872 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.38

(x)	Includes value of securities on loan of $47,056,222.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($415,639 of dividend income received from affiliates)	$75,781,683
Interest	1,256,129
Securities lending (net)	96,044

Total income	77,133,856

EXPENSES
Investment management fees	17,326,069
Administrative fees	5,001,864
Printing and mailing expenses	305,983
Distribution fees – Class IB	259,257
Professional fees	133,442
Trustees’ fees	95,330
Custodian fees	62,979
Miscellaneous	89,548

Total expenses	23,274,472

NET INVESTMENT INCOME (LOSS)	53,859,384

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($134,740 of realized gain (loss) from affiliates)	19,361,585
Futures	65,626,294

Net realized gain (loss)	84,987,879

Change in unrealized appreciation (depreciation) on:
Investments ($3,132,554 of change in unrealized appreciation (depreciation) from affiliates)	561,903,301
Futures	(6,126,499)

Net change in unrealized appreciation (depreciation)	555,776,802

NET REALIZED AND UNREALIZED GAIN (LOSS)	640,764,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$694,624,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,859,384	$105,748,489
Net realized gain (loss) on investments and futures	84,987,879	100,345,393
Net change in unrealized appreciation (depreciation) on investments and futures	555,776,802	589,543,060

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	694,624,065	795,636,942

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(2,351,727)
Class K	—	(107,406,636)

	—	(109,758,363)

Distributions from net realized capital gains
Class IB	—	(1,476,460)
Class K	—	(54,797,072)

	—	(56,273,532)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(166,031,895)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 537,595 and 1,373,647 shares, respectively ]	11,573,714	26,343,394
Capital shares issued in reinvestment of dividends and distributions [ 0 and 186,115 shares, respectively ]	—	3,828,187
Capital shares repurchased [ (940,173) and (1,867,674) shares, respectively ]	(20,185,842)	(36,153,928)

Total Class IB transactions	(8,612,128)	(5,982,347)

Class K
Capital shares sold [ 9,359,203 and 62,110,586 shares, respectively ]	202,636,078	1,170,086,350
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,832,949 shares, respectively ]	—	162,203,708
Capital shares repurchased [ (17,742,024) and (67,171,434) shares, respectively ]	(385,576,796)	(1,268,443,065)

Total Class K transactions	(182,940,718)	63,846,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(191,552,846)	57,864,646

TOTAL INCREASE (DECREASE) IN NET ASSETS	503,071,219	687,469,693
NET ASSETS:
Beginning of period	7,794,576,883	7,107,107,190

End of period (a)	$8,297,648,102	$7,794,576,883

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$56,233,663	$2,374,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012
Net asset value, beginning of period	$19.32	$17.85	$14.65	$13.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.13	0.05	0.10
Net realized and unrealized gain (loss) on investments and futures	0.33	2.11	4.46	1.82

Total from investment operations	0.37	2.24	4.51	1.92

Less distributions:
Dividends from net investment income	—	(0.11)	(0.08)	(0.08)
Distributions from net realized gains	—	(0.66)	(1.23)	(0.19)

Total dividends and distributions	—	(0.77)	(1.31)	(0.27)

Net asset value, end of period	$19.69	$19.32	$17.85	$14.65

Total return (b)	1.92%	12.57%	31.01%	14.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$157
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%	0.88%
Before waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%	0.71%
Before waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%	0.71%
Portfolio turnover rate (z)^	4%	3%	4%	3%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.40	$18.72	$19.18	$17.73	$14.56	$12.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.23	0.19	0.13	0.10	0.10
Net realized and unrealized gain (loss) on investments and futures	1.68	1.84	(0.13)	2.09	4.38	1.81

Total from investment operations	1.80	2.07	0.06	2.22	4.48	1.91

Less distributions:
Dividends from net investment income	—	(0.24)	(0.18)	(0.11)	(0.08)	(0.08)
Distributions from net realized gains	—	(0.15)	(0.34)	(0.66)	(1.23)	(0.19)

Total dividends and distributions	—	(0.39)	(0.52)	(0.77)	(1.31)	(0.27)

Net asset value, end of period	$22.20	$20.40	$18.72	$19.18	$17.73	$14.56

Total return (b)	8.82%	11.04%	0.37%	12.53%	31.00%	14.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$211,835	$202,834	$191,919	$204,231	$195,146	$160,258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.82%	0.82%	0.83%	0.86%	0.87%	0.88%
Before waivers and reimbursements (a)(f)	0.82%	0.83%	0.84%	0.86%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.09%	1.20%	0.99%	0.70%	0.58%	0.71%
Before waivers and reimbursements (a)(f)	1.09%	1.19%	0.99%	0.70%	0.58%	0.71%
Portfolio turnover rate (z)^	2%	4%	4%	3%	4%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.54	$18.85	$19.31	$17.84	$14.65	$13.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.28	0.24	0.18	0.14	0.14
Net realized and unrealized gain (loss) on investments and futures	1.70	1.85	(0.13)	2.11	4.40	1.82

Total from investment operations	1.84	2.13	0.11	2.29	4.54	1.96

Less distributions:
Dividends from net investment income	—	(0.29)	(0.23)	(0.16)	(0.12)	(0.12)
Distributions from net realized gains	—	(0.15)	(0.34)	(0.66)	(1.23)	(0.19)

Total dividends and distributions	—	(0.44)	(0.57)	(0.82)	(1.35)	(0.31)

Net asset value, end of period	$22.38	$20.54	$18.85	$19.31	$17.84	$14.65

Total return (b)	8.96%	11.31%	0.63%	12.86%	31.26%	15.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,085,813	$7,591,743	$6,915,188	$5,999,861	$4,383,098	$2,533,172
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57%	0.57%	0.58%	0.60%	0.62%	0.63%
Before waivers and reimbursements (a)(f)	0.57%	0.58%	0.59%	0.60%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.34%	1.44%	1.26%	0.95%	0.84%	0.96%
Before waivers and reimbursements (a)(f)	1.34%	1.44%	1.26%	0.95%	0.84%	0.96%
Portfolio turnover rate (z)^	2%	4%	4%	3%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	15.9%
Financials	14.8
Industrials	13.6
Consumer Discretionary	10.6
Real Estate	8.9
Health Care	8.2
Materials	6.9
Repurchase Agreements	5.0
Utilities	5.0
Consumer Staples	3.4
Energy	2.7
Telecommunication Services	0.2
Cash and Other	4.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,055.22	$4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,056.64	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.6%)
Cooper Tire & Rubber Co. (x)	21,143	$763,262
Dana, Inc.	58,104	1,297,462
Gentex Corp.	114,978	2,181,133

		4,241,857

Automobiles (0.3%)
Thor Industries, Inc.	19,188	2,005,530

Distributors (0.3%)
Pool Corp.	16,579	1,949,193

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	23,002	872,926
Graham Holdings Co., Class B	1,879	1,126,742
Service Corp. International	75,619	2,529,456
Sotheby’s (x)*	18,416	988,387

		5,517,511

Hotels, Restaurants & Leisure (2.4%)
Brinker International, Inc. (x)	19,651	748,703
Buffalo Wild Wings, Inc.*	6,387	809,233
Cheesecake Factory, Inc. (The)	17,897	900,219
Churchill Downs, Inc.	4,937	904,952
Cracker Barrel Old Country Store, Inc. (x)	9,668	1,616,973
Domino’s Pizza, Inc.	19,184	4,057,991
Dunkin’ Brands Group, Inc.	36,970	2,037,786
International Speedway Corp., Class A	10,216	383,611
Jack in the Box, Inc.	11,827	1,164,960
Panera Bread Co., Class A*	8,546	2,688,913
Papa John’s International, Inc.	10,536	756,063
Texas Roadhouse, Inc.	25,923	1,320,777
Wendy’s Co. (The)	76,164	1,181,304

		18,571,485

Household Durables (1.6%)
CalAtlantic Group, Inc. (x)	30,821	1,089,522
Helen of Troy Ltd.*	10,881	1,023,902
KB Home	33,607	805,560
NVR, Inc.*	1,393	3,357,981
Tempur Sealy International, Inc. (x)*	18,949	1,011,687
Toll Brothers, Inc.	58,926	2,328,166
TRI Pointe Group, Inc.*	62,860	829,123
Tupperware Brands Corp.	20,301	1,425,739

		11,871,680

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	12,752	406,789

Leisure Products (0.6%)
Brunswick Corp.	35,634	2,235,321
Polaris Industries, Inc. (x)	23,553	2,172,293

		4,407,614

Media (1.4%)
AMC Networks, Inc., Class A*	22,121	1,181,483
Cable One, Inc.	1,887	1,341,468
Cinemark Holdings, Inc.	42,440	1,648,794
John Wiley & Sons, Inc., Class A	17,751	936,365

Live Nation Entertainment, Inc.*	53,478	$1,863,708
Meredith Corp. (x)	14,538	864,284
New York Times Co. (The), Class A	49,068	868,504
TEGNA, Inc.	86,170	1,241,710

		9,946,316

Multiline Retail (0.2%)
Big Lots, Inc. (x)	17,661	853,026
Dillard’s, Inc., Class A (x)	9,662	557,401

		1,410,427

Specialty Retail (1.6%)
Aaron’s, Inc.	25,313	984,676
American Eagle Outfitters, Inc.	67,590	814,460
Cabela’s, Inc.*	20,744	1,232,608
Chico’s FAS, Inc.	51,737	487,363
Dick’s Sporting Goods, Inc.	34,835	1,387,478
GameStop Corp., Class A (x)	40,530	875,853
Michaels Cos., Inc. (The)*	42,983	796,045
Murphy USA, Inc.*	13,721	1,016,863
Office Depot, Inc.	209,948	1,184,107
Sally Beauty Holdings, Inc.*	55,884	1,131,651
Urban Outfitters, Inc.*	34,556	640,668
Williams-Sonoma, Inc.	32,372	1,570,042

		12,121,814

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	19,562	1,740,040
Deckers Outdoor Corp.*	12,686	865,946
Kate Spade & Co.*	50,835	939,939
Skechers U.S.A., Inc., Class A*	53,565	1,580,168

		5,126,093

Total Consumer Discretionary		77,576,309

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A (x)*	3,735	493,580

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc. (x)	15,725	1,684,305
Sprouts Farmers Market, Inc.*	51,717	1,172,424
United Natural Foods, Inc.*	20,073	736,679

		3,593,408

Food Products (2.1%)
Dean Foods Co.	36,559	621,503
Flowers Foods, Inc.	73,777	1,277,080
Hain Celestial Group, Inc. (The)*	41,167	1,598,103
Ingredion, Inc.	28,638	3,413,937
Lamb Weston Holdings, Inc.	55,619	2,449,462
Lancaster Colony Corp.	7,747	949,937
Post Holdings, Inc.*	26,566	2,062,850
Snyder’s-Lance, Inc.	34,515	1,194,909
Tootsie Roll Industries, Inc. (x)	6,977	243,148
TreeHouse Foods, Inc.*	22,796	1,862,205

		15,673,134

Household Products (0.2%)
Energizer Holdings, Inc.	24,614	1,181,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.5%)
Avon Products, Inc.*	173,340	$658,692
Edgewell Personal Care Co.*	22,985	1,747,319
Nu Skin Enterprises, Inc., Class A	20,246	1,272,259

		3,678,270

Total Consumer Staples		24,620,356

Energy (2.7%)
Energy Equipment & Services (0.9%)
Diamond Offshore Drilling, Inc. (x)*	25,514	276,317
Dril-Quip, Inc.*	15,311	747,177
Ensco plc, Class A (x)	120,107	619,752
Nabors Industries Ltd. (x)	114,229	929,824
Oceaneering International, Inc.	39,018	891,171
Oil States International, Inc.*	20,395	553,724
Patterson-UTI Energy, Inc.	66,177	1,336,113
Rowan Cos. plc, Class A*	50,824	520,438
Superior Energy Services, Inc.*	61,672	643,239

		6,517,755

Oil, Gas & Consumable Fuels (1.8%)
CONSOL Energy, Inc.*	70,825	1,058,126
Energen Corp. (x)*	38,908	1,920,888
Gulfport Energy Corp.*	63,372	934,737
HollyFrontier Corp.	70,902	1,947,678
Matador Resources Co.*	37,397	799,174
PBF Energy, Inc., Class A (x)	43,993	979,284
QEP Resources, Inc.*	96,848	978,165
SM Energy Co.	39,158	647,282
Southwestern Energy Co.*	201,865	1,227,339
World Fuel Services Corp.	27,787	1,068,410
WPX Energy, Inc.*	158,581	1,531,892

		13,092,975

Total Energy		19,610,730

Financials (14.8%)
Banks (7.3%)
Associated Banc-Corp	61,178	1,541,686
BancorpSouth, Inc.	33,871	1,033,066
Bank of Hawaii Corp.	17,135	1,421,691
Bank of the Ozarks, Inc.	48,613	2,278,491
Cathay General Bancorp	30,009	1,138,842
Chemical Financial Corp.	28,438	1,376,684
Commerce Bancshares, Inc.	35,156	1,997,915
Cullen/Frost Bankers, Inc.	22,766	2,137,955
East West Bancorp, Inc.	57,718	3,381,119
First Horizon National Corp.	93,792	1,633,857
FNB Corp.	128,992	1,826,527
Fulton Financial Corp.	70,164	1,333,116
Hancock Holding Co.	33,913	1,661,737
Home BancShares, Inc.	50,615	1,260,314
International Bancshares Corp.	23,360	818,768
MB Financial, Inc.	28,594	1,259,280
PacWest Bancorp	47,885	2,236,230
Pinnacle Financial Partners, Inc.	28,989	1,820,509
Prosperity Bancshares, Inc.	27,782	1,784,716
Signature Bank*	21,454	3,079,292
SVB Financial Group*	20,948	3,682,448
Synovus Financial Corp.	49,135	2,173,732

TCF Financial Corp.	68,388	$1,090,105
Texas Capital Bancshares, Inc.*	19,852	1,536,545
Trustmark Corp.	27,125	872,340
UMB Financial Corp.	17,584	1,316,338
Umpqua Holdings Corp.	87,903	1,613,899
United Bankshares, Inc.	41,834	1,639,893
Valley National Bancorp	105,979	1,251,612
Webster Financial Corp.	37,004	1,932,349
Wintrust Financial Corp.	22,361	1,709,275

		53,840,331

Capital Markets (2.8%)
Eaton Vance Corp.	46,079	2,180,458
FactSet Research Systems, Inc.	15,809	2,627,140
Federated Investors, Inc., Class B	37,217	1,051,380
Janus Henderson Group plc (x)*	72,272	2,392,926
Legg Mason, Inc.	34,303	1,309,002
MarketAxess Holdings, Inc.	15,030	3,022,533
MSCI, Inc.	36,133	3,721,337
SEI Investments Co.	53,252	2,863,893
Stifel Financial Corp.*	27,420	1,260,772

		20,429,441

Consumer Finance (0.3%)
SLM Corp.*	173,020	1,989,730

Insurance (3.9%)
Alleghany Corp.*	6,139	3,651,476
American Financial Group, Inc.	29,453	2,926,745
Aspen Insurance Holdings Ltd.	24,273	1,210,009
Brown & Brown, Inc.	46,207	1,990,135
CNO Financial Group, Inc.	69,526	1,451,703
First American Financial Corp.	43,720	1,953,847
Genworth Financial, Inc., Class A*	192,990	727,572
Hanover Insurance Group, Inc. (The)	17,260	1,529,754
Kemper Corp.	19,302	745,057
Mercury General Corp.	14,810	799,740
Old Republic International Corp.	97,264	1,899,566
Primerica, Inc.	18,033	1,366,000
Reinsurance Group of America, Inc.	25,733	3,303,860
RenaissanceRe Holdings Ltd.	16,254	2,260,119
WR Berkley Corp.	38,598	2,669,824

		28,485,407

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	195,882	2,571,931
Washington Federal, Inc.	35,781	1,187,929

		3,759,860

Total Financials		108,504,769

Health Care (8.2%)
Biotechnology (0.7%)
Bioverativ, Inc.*	43,312	2,606,084
United Therapeutics Corp.*	18,039	2,340,199

		4,946,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (3.2%)
ABIOMED, Inc.*	16,356	$2,343,815
Globus Medical, Inc., Class A*	29,106	964,864
Halyard Health, Inc.*	18,520	727,466
Hill-Rom Holdings, Inc.	23,974	1,908,570
LivaNova plc*	17,407	1,065,482
Masimo Corp.*	18,234	1,662,576
NuVasive, Inc.*	20,303	1,561,707
ResMed, Inc.	56,545	4,403,158
STERIS plc	34,007	2,771,571
Teleflex, Inc.	17,959	3,731,162
West Pharmaceutical Services, Inc.	29,438	2,782,480

		23,922,851

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc. (x)*	30,549	1,508,510
HealthSouth Corp.	35,936	1,739,302
LifePoint Health, Inc.*	16,022	1,075,877
MEDNAX, Inc.*	37,231	2,247,635
Molina Healthcare, Inc.*	17,137	1,185,538
Owens & Minor, Inc.	24,569	790,876
Tenet Healthcare Corp. (x)*	32,547	629,459
VCA, Inc.*	32,509	3,000,906
WellCare Health Plans, Inc.*	17,791	3,194,552

		15,372,655

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	72,734	928,086
Medidata Solutions, Inc.*	22,199	1,735,962

		2,664,048

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	8,364	1,892,856
Bio-Techne Corp.	14,979	1,760,033
Charles River Laboratories International, Inc.*	19,059	1,927,817
INC Research Holdings, Inc., Class A*	21,679	1,268,222
PAREXEL International Corp.*	20,414	1,774,181

		8,623,109

Pharmaceuticals (0.7%)
Akorn, Inc.*	35,084	1,176,717
Catalent, Inc.*	50,026	1,755,912
Endo International plc*	80,146	895,231
Prestige Brands Holdings, Inc.*	21,397	1,129,976

		4,957,836

Total Health Care		60,486,782

Industrials (13.6%)
Aerospace & Defense (1.6%)
Curtiss-Wright Corp.	17,730	1,627,259
Esterline Technologies Corp.*	11,966	1,134,377
Huntington Ingalls Industries, Inc.	18,374	3,420,504
KLX, Inc.*	20,936	1,046,800
Orbital ATK, Inc.	23,164	2,278,411
Teledyne Technologies, Inc.*	14,156	1,807,013

		11,314,364

Airlines (0.4%)
JetBlue Airways Corp.*	132,954	$3,035,340

Building Products (0.8%)
AO Smith Corp.	58,570	3,299,248
Lennox International, Inc.	15,295	2,808,774

		6,108,022

Commercial Services & Supplies (1.4%)
Clean Harbors, Inc.*	20,891	1,166,345
Copart, Inc.*	81,983	2,606,239
Deluxe Corp.	19,581	1,355,397
Herman Miller, Inc.	23,796	723,398
HNI Corp.	17,630	702,908
MSA Safety, Inc.	12,610	1,023,554
Pitney Bowes, Inc.	75,073	1,133,602
Rollins, Inc.	38,590	1,570,999

		10,282,442

Construction & Engineering (1.0%)
AECOM*	62,472	2,019,721
Dycom Industries, Inc.*	12,497	1,118,731
EMCOR Group, Inc.	23,887	1,561,732
Granite Construction, Inc.	16,106	776,953
KBR, Inc. (x)	56,788	864,313
Valmont Industries, Inc.	9,030	1,350,888

		7,692,338

Electrical Equipment (0.7%)
EnerSys	17,468	1,265,557
Hubbell, Inc.	20,501	2,320,098
Regal Beloit Corp.	17,873	1,457,543

		5,043,198

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	25,872	2,468,189

Machinery (4.6%)
AGCO Corp.	26,851	1,809,489
Crane Co.	20,302	1,611,573
Donaldson Co., Inc.	52,933	2,410,569
Graco, Inc.	22,109	2,416,072
IDEX Corp.	30,485	3,445,109
ITT, Inc.	35,451	1,424,421
Kennametal, Inc.	32,230	1,206,047
Lincoln Electric Holdings, Inc.	24,765	2,280,609
Nordson Corp.	21,475	2,605,347
Oshkosh Corp.	29,935	2,061,923
Terex Corp.	39,164	1,468,650
Timken Co. (The)	28,030	1,296,388
Toro Co. (The)	42,911	2,973,303
Trinity Industries, Inc.	60,978	1,709,213
Wabtec Corp. (x)	34,518	3,158,397
Woodward, Inc.	22,155	1,497,235

		33,374,345

Marine (0.2%)
Kirby Corp.*	21,439	1,433,197

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	14,852	1,606,244
FTI Consulting, Inc.*	17,055	596,243
ManpowerGroup, Inc.	26,852	2,998,025

		5,200,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (1.2%)
Avis Budget Group, Inc. (x)*	34,781	$948,478
Genesee & Wyoming, Inc., Class A*	24,569	1,680,274
Landstar System, Inc.	16,822	1,439,963
Old Dominion Freight Line, Inc.	27,743	2,642,244
Ryder System, Inc.	21,397	1,540,156
Werner Enterprises, Inc.	17,927	526,157

		8,777,272

Trading Companies & Distributors (0.7%)
GATX Corp. (x)	15,892	1,021,379
MSC Industrial Direct Co., Inc., Class A	18,049	1,551,492
NOW, Inc.*	42,398	681,760
Watsco, Inc.	12,217	1,883,861

		5,138,492

Total Industrials		99,867,711

Information Technology (15.9%)
Communications Equipment (1.4%)
ARRIS International plc*	75,251	2,108,532
Brocade Communications Systems, Inc.	164,346	2,072,403
Ciena Corp.*	56,772	1,420,435
InterDigital, Inc.	13,975	1,080,268
NetScout Systems, Inc.*	36,914	1,269,842
Plantronics, Inc.	13,518	707,127
ViaSat, Inc. (x)*	21,235	1,405,757

		10,064,364

Electronic Equipment, Instruments & Components (4.3%)
Arrow Electronics, Inc.*	35,579	2,790,105
Avnet, Inc.	50,398	1,959,474
Belden, Inc.	17,010	1,283,064
Cognex Corp.	34,645	2,941,361
Coherent, Inc.*	9,867	2,219,976
IPG Photonics Corp.*	15,048	2,183,465
Jabil, Inc.	73,045	2,132,184
Keysight Technologies, Inc.*	73,975	2,879,847
Knowles Corp. (x)*	35,322	597,648
Littelfuse, Inc.	9,076	1,497,540
National Instruments Corp.	42,574	1,712,326
SYNNEX Corp.	11,587	1,389,977
Tech Data Corp.*	13,904	1,404,304
Trimble, Inc.*	100,955	3,601,066
VeriFone Systems, Inc.*	44,972	813,993
Vishay Intertechnology, Inc.	53,919	895,055
Zebra Technologies Corp., Class A*	21,024	2,113,332

		32,414,717

Internet Software & Services (0.8%)
Cars.com, Inc. (x)*	29,011	772,563
j2 Global, Inc.	19,300	1,642,237
LogMeIn, Inc.	21,084	2,203,278
WebMD Health Corp.*	15,202	891,597

		5,509,675

IT Services (3.1%)
Acxiom Corp.*	31,754	824,969
Broadridge Financial Solutions, Inc.	46,956	3,547,995

Convergys Corp.	37,994	$903,497
CoreLogic, Inc.*	34,195	1,483,379
DST Systems, Inc.	25,588	1,578,780
Jack Henry & Associates, Inc.	31,038	3,223,917
Leidos Holdings, Inc.	57,358	2,964,835
MAXIMUS, Inc.	25,916	1,623,119
NeuStar, Inc., Class A*	10,582	352,910
Sabre Corp.	82,301	1,791,693
Science Applications International Corp.	17,623	1,223,389
Teradata Corp. (x)*	52,447	1,546,662
WEX, Inc.*	15,552	1,621,607

		22,686,752

Semiconductors & Semiconductor Equipment (2.2%)
Cirrus Logic, Inc.*	25,834	1,620,308
Cree, Inc.*	39,170	965,541
Cypress Semiconductor Corp. (x)	131,455	1,794,361
First Solar, Inc. (x)*	31,280	1,247,446
Integrated Device Technology, Inc.*	53,012	1,367,179
Microsemi Corp.*	46,232	2,163,658
Monolithic Power Systems, Inc.	15,158	1,461,231
Silicon Laboratories, Inc.*	16,929	1,157,097
Synaptics, Inc.*	13,766	711,840
Teradyne, Inc.	79,962	2,401,259
Versum Materials, Inc.	43,537	1,414,953

		16,304,873

Software (3.6%)
ACI Worldwide, Inc.*	47,091	1,053,426
Blackbaud, Inc.	19,220	1,648,115
Cadence Design Systems, Inc.*	111,575	3,736,646
CDK Global, Inc.	57,982	3,598,363
CommVault Systems, Inc.*	16,758	945,989
Fair Isaac Corp.	12,439	1,734,121
Fortinet, Inc.*	59,781	2,238,201
Manhattan Associates, Inc.*	28,336	1,361,828
PTC, Inc.*	46,266	2,550,182
Take-Two Interactive Software, Inc.*	41,523	3,046,958
Tyler Technologies, Inc.*	13,506	2,372,599
Ultimate Software Group, Inc. (The) (x)*	11,890	2,497,613

		26,784,041

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	43,541	814,217
Diebold Nixdorf, Inc. (x)	29,853	835,884
NCR Corp.*	48,763	1,991,481

		3,641,582

Total Information Technology		117,406,004

Materials (6.9%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	25,016	1,648,805
Cabot Corp.	25,173	1,344,993
Chemours Co. (The)	73,786	2,797,965
Minerals Technologies, Inc.	14,149	1,035,707
NewMarket Corp.	3,717	1,711,604
Olin Corp.	66,403	2,010,683
PolyOne Corp.	33,451	1,295,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

RPM International, Inc.	53,440	$2,915,152
Scotts Miracle-Gro Co. (The), Class A	17,590	1,573,601
Sensient Technologies Corp.	17,670	1,422,965
Valvoline, Inc.	81,875	1,942,075

		19,699,442

Construction Materials (0.2%)
Eagle Materials, Inc.	19,447	1,797,292

Containers & Packaging (1.8%)
AptarGroup, Inc.	24,878	2,160,903
Bemis Co., Inc.	36,966	1,709,678
Greif, Inc., Class A	10,421	581,283
Owens-Illinois, Inc.*	65,064	1,556,331
Packaging Corp. of America	37,581	4,186,148
Silgan Holdings, Inc.	30,323	963,665
Sonoco Products Co.	39,627	2,037,620

		13,195,628

Metals & Mining (1.8%)
Allegheny Technologies, Inc. (x)	43,394	738,132
Carpenter Technology Corp.	18,701	699,978
Commercial Metals Co.	46,708	907,536
Compass Minerals International, Inc. (x)	13,480	880,244
Reliance Steel & Aluminum Co.	29,157	2,122,921
Royal Gold, Inc.	26,248	2,051,806
Steel Dynamics, Inc.	96,765	3,465,155
United States Steel Corp. (x)	69,863	1,546,767
Worthington Industries, Inc.	17,717	889,748

		13,302,287

Paper & Forest Products (0.3%)
Domtar Corp.	25,054	962,575
Louisiana-Pacific Corp.*	57,978	1,397,849

		2,360,424

Total Materials		50,355,073

Real Estate (8.9%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
American Campus Communities, Inc. (REIT)	53,731	2,541,476
Camden Property Trust (REIT)	35,052	2,997,297
Care Capital Properties, Inc. (REIT)	33,600	897,120
CoreCivic, Inc. (REIT)	47,545	1,311,291
Corporate Office Properties Trust (REIT)	40,016	1,401,760
Cousins Properties, Inc. (REIT)	167,903	1,475,867
CyrusOne, Inc. (REIT)	31,296	1,744,752
DCT Industrial Trust, Inc. (REIT)	36,898	1,971,829
Douglas Emmett, Inc. (REIT)	58,935	2,251,906
Duke Realty Corp. (REIT)	141,830	3,964,148
Education Realty Trust, Inc. (REIT)	29,548	1,144,985
EPR Properties (REIT)	25,760	1,851,371
First Industrial Realty Trust, Inc. (REIT)	47,232	1,351,780
GEO Group, Inc. (The) (REIT)	49,846	1,473,946
Healthcare Realty Trust, Inc. (REIT)	46,770	1,597,196

Highwoods Properties, Inc. (REIT)	40,927	$2,075,408
Hospitality Properties Trust (REIT)	64,632	1,884,023
Kilroy Realty Corp. (REIT)	39,314	2,954,447
Lamar Advertising Co. (REIT), Class A	33,482	2,463,271
LaSalle Hotel Properties (REIT)	45,407	1,353,129
Liberty Property Trust (REIT)	59,012	2,402,379
Life Storage, Inc. (REIT)	18,590	1,377,519
Mack-Cali Realty Corp. (REIT)	36,370	987,082
Medical Properties Trust, Inc. (REIT)	145,283	1,869,792
National Retail Properties, Inc. (REIT)	59,728	2,335,365
Omega Healthcare Investors, Inc. (REIT) (x)	78,833	2,603,066
Potlatch Corp. (REIT)	16,245	742,397
Quality Care Properties, Inc. (REIT)*	38,147	698,472
Rayonier, Inc. (REIT)	51,503	1,481,741
Senior Housing Properties Trust (REIT)	93,257	1,906,173
Tanger Factory Outlet Centers, Inc. (REIT)	38,688	1,005,114
Taubman Centers, Inc. (REIT)	24,337	1,449,268
Uniti Group, Inc. (REIT)	62,939	1,582,286
Urban Edge Properties (REIT)	39,915	947,183
Washington Prime Group, Inc. (REIT)	74,207	621,113
Weingarten Realty Investors (REIT)	47,238	1,421,864

		62,137,816

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	18,389	760,937
Jones Lang LaSalle, Inc.	18,166	2,270,750

		3,031,687

Total Real Estate		65,169,503

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp. (x)	460,490	534,168

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	37,424	1,038,516

Total Telecommunication Services		1,572,684

Utilities (5.0%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	86,341	2,528,064
Hawaiian Electric Industries, Inc.	43,542	1,409,890
IDACORP, Inc.	20,249	1,728,252
OGE Energy Corp.	79,836	2,777,495
PNM Resources, Inc.	32,145	1,229,546
Westar Energy, Inc.	56,817	3,012,438

		12,685,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (2.1%)
Atmos Energy Corp.	42,046	$3,487,716
National Fuel Gas Co. (x)	34,168	1,907,941
New Jersey Resources Corp.	34,763	1,380,091
ONE Gas, Inc.	21,095	1,472,642
Southwest Gas Holdings, Inc.	19,183	1,401,510
UGI Corp.	69,150	3,347,552
WGL Holdings, Inc.	20,575	1,716,572

		14,714,024

Multi-Utilities (0.9%)
Black Hills Corp.	21,370	1,441,834
MDU Resources Group, Inc.	78,041	2,044,674
NorthWestern Corp.	19,443	1,186,412
Vectren Corp.	33,278	1,944,766

		6,617,686

Water Utilities (0.3%)
Aqua America, Inc.	71,068	2,366,564

Total Utilities		36,383,959

Total Common Stocks (90.2%) (Cost $531,381,765)		661,553,880

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.0%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $5,200,490, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $5,304,001. (xx)	$5,200,000	5,200,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,600,260, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,652,005. (xx)	2,600,000	2,600,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $800,097, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $889,459. (xx)	800,000	800,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,400,181, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,556,553. (xx)	$1,400,000	$1,400,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,988,300, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,047,774. (xx)	2,988,013	2,988,013
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,000,450, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $5,100,027. (xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,600,358, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,633,065. (xx)	1,600,000	1,600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,300,240, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,347,532. (xx)	2,300,000	2,300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,041,332. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	$1,000,000	$1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $2,040,002. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $5,000,463, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $5,100,000. (xx)	5,000,000	5,000,000

RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $3,060,005. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		36,888,013

Total Short-Term Investments (5.0%) (Cost $36,888,013)		36,888,013

Total Investments (95.2%) (Cost $568,269,778)		698,441,893
Other Assets Less Liabilities (4.8%)		35,215,567

Net Assets (100%)		$733,657,460

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $36,440,429. This was secured by cash collateral of $36,888,013 which was subsequently invested in joint repurchase agreements with a total value of $36,888,013, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $568,200 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)
Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	415	September-17	$72,040,962	$72,463,150	$422,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,576,309	$—	$—	$77,576,309
Consumer Staples	24,620,356	—	—	24,620,356
Energy	19,610,730	—	—	19,610,730
Financials	108,504,769	—	—	108,504,769
Health Care	60,486,782	—	—	60,486,782
Industrials	99,867,711	—	—	99,867,711
Information Technology	117,406,004	—	—	117,406,004
Materials	50,355,073	—	—	50,355,073
Real Estate	65,169,503	—	—	65,169,503
Telecommunication Services	1,572,684	—	—	1,572,684
Utilities	36,383,959	—	—	36,383,959
Futures	422,188	—	—	422,188
Short-Term Investments
Repurchase Agreements	—	36,888,013	—	36,888,013

Total Assets	$661,976,068	$36,888,013	$—	$698,864,081

Total Liabilities	$—	$—	$—	$—

Total	$661,976,068	$36,888,013	$—	$698,864,081

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$422,188	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,356,170

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,071,317

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $71,630,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 30%)*	$63,857,313
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 49%)*	$78,318,048

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,265,116
Aggregate gross unrealized depreciation	(36,201,601)

Net unrealized appreciation	$130,063,515

Federal income tax cost of investments	$568,378,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $531,381,765)	$661,553,880
Repurchase Agreements (Cost $36,888,013)	36,888,013
Cash	71,053,178
Cash held as collateral at broker	2,696,100
Dividends, interest and other receivables	676,213
Receivable from Separate Accounts for Trust shares sold	57,298
Due from broker for futures variation margin	50,335
Security lending income receivable	18,186
Other assets	8,242

Total assets	773,001,445

LIABILITIES
Payable for return of collateral on securities loaned	36,888,013
Payable for securities purchased	1,720,632
Investment management fees payable	271,810
Payable to Separate Accounts for Trust shares redeemed	250,321
Distribution fees payable – Class IB	90,930
Administrative fees payable	74,866
Trustees’ fees payable	670
Accrued expenses	46,743

Total liabilities	39,343,985

NET ASSETS	$733,657,460

Net assets were comprised of:
Paid in capital	$565,855,434
Accumulated undistributed net investment income (loss)	2,738,716
Accumulated undistributed net realized gain (loss) on investments and futures	34,469,007
Net unrealized appreciation (depreciation) on investments and futures	130,594,303

Net assets	$733,657,460

Class IB
Net asset value, offering and redemption price per share, $439,915,513 / 19,505,851 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.55

Class K
Net asset value, offering and redemption price per share, $293,741,947 / 12,907,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.76

(x)	Includes value of securities on loan of $36,440,429.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$5,088,309
Interest	123,679
Securities lending (net)	88,138

Total income	5,300,126

EXPENSES
Investment management fees	1,626,656
Distribution fees – Class IB	548,100
Administrative fees	448,404
Professional fees	31,388
Printing and mailing expenses	27,474
Custodian fees	21,324
Trustees’ fees	8,570
Miscellaneous	7,931

Gross expenses	2,719,847
Less: Waiver from investment manager	(2,558)

Net expenses	2,717,289

NET INVESTMENT INCOME (LOSS)	2,582,837

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	25,118,210
Futures	2,356,170

Net realized gain (loss)	27,474,380

Change in unrealized appreciation (depreciation) on:
Investments	8,105,311
Futures	1,071,317

Net change in unrealized appreciation (depreciation)	9,176,628

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,651,008

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,233,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,582,837	$5,736,217
Net realized gain (loss) on investments and futures	27,474,380	35,753,991
Net change in unrealized appreciation (depreciation) on investments and futures	9,176,628	76,118,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,233,845	117,609,087

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,024,541)
Class K	—	(2,644,724)

	—	(5,669,265)

Distributions from net realized capital gains
Class IB	—	(17,786,440)
Class K	—	(11,306,183)

	—	(29,092,623)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(34,761,888)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 917,487 and 1,803,314 shares, respectively ]	20,160,420	35,959,485
Capital shares issued in reinvestment of dividends and distributions [ 0 and 969,881 shares, respectively ]	—	20,810,981
Capital shares repurchased [ (1,650,930) and (3,567,958) shares, respectively ]	(36,511,766)	(70,177,652)

Total Class IB transactions	(16,351,346)	(13,407,186)

Class K
Capital shares sold [ 367,584 and 2,309,454 shares, respectively ]	8,203,961	44,754,537
Capital shares issued in reinvestment of dividends and distributions [ 0 and 645,165 shares, respectively ]	—	13,950,907
Capital shares repurchased [ (222,859) and (2,824,140) shares, respectively ]	(4,975,572)	(53,740,805)

Total Class K transactions	3,228,389	4,964,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,122,957)	(8,442,547)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,110,888	74,404,652
NET ASSETS:
Beginning of period	707,546,572	633,141,920

End of period (a)	$733,657,460	$707,546,572

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,738,716	$155,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012
Net asset value, beginning of period	$20.75	$20.06	$15.93	$13.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	(0.07)†	0.02
Net realized and unrealized gain (loss) on investments and futures	1.13	1.70	5.08	2.25

Total from investment operations	1.14	1.76	5.01	2.27

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.02)
Distributions from net realized gains	—	(1.01)	(0.85)	(0.13)

Total dividends and distributions	—	(1.07)	(0.88)	(0.15)

Net asset value, end of period	$21.89	$20.75	$20.06	$15.93

Total return (b)	5.49%	8.81%	31.63%	16.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$171
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.30%	(0.40)%	0.14%
Before waivers and reimbursements (a)(f)	0.24%	0.30%	(0.40)%	0.13%
Portfolio turnover rate (z)^	20%	13%	12%	8%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.37	$18.75	$20.61	$19.93	$15.83	$13.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.16	0.10	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments and futures	1.11	3.54	(0.76)	1.69	4.94	2.24

Total from investment operations	1.18	3.70	(0.66)	1.75	4.98	2.26

Less distributions:
Dividends from net investment income	—	(0.16)	(0.10)	(0.06)	(0.03)	(0.02)
Distributions from net realized gains	—	(0.92)	(1.10)	(1.01)	(0.85)	(0.13)

Total dividends and distributions	—	(1.08)	(1.20)	(1.07)	(0.88)	(0.15)

Net asset value, end of period	$22.55	$21.37	$18.75	$20.61	$19.93	$15.83

Total return (b)	5.52%	19.68%	(3.13)%	8.82%	31.64%	16.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$439,916	$432,612	$394,461	$439,683	$462,533	$68,756
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.85%	0.86%	0.88%	0.92%	0.95%
Before waivers and reimbursements (a)(f)	0.85%	0.86%	0.86%	0.88%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.79%	0.48%	0.29%	0.22%	0.14%
Before waivers and reimbursements (a)(f)	0.61%	0.78%	0.48%	0.29%	0.22%	0.14%
Portfolio turnover rate (z)^	10%	19%	20%	13%	12%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.54	$18.89	$20.76	$20.07	$15.93	$13.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.21	0.16	0.12	0.07	0.06
Net realized and unrealized gain (loss) on investments and futures	1.12	3.57	(0.78)	1.70	5.00	2.25

Total from investment operations	1.22	3.78	(0.62)	1.82	5.07	2.31

Less distributions:
Dividends from net investment income	—	(0.21)	(0.15)	(0.12)	(0.08)	(0.06)
Distributions from net realized gains	—	(0.92)	(1.10)	(1.01)	(0.85)	(0.13)

Total dividends and distributions	—	(1.13)	(1.25)	(1.13)	(0.93)	(0.19)

Net asset value, end of period	$22.76	$21.54	$18.89	$20.76	$20.07	$15.93

Total return (b)	5.66%	20.00%	(2.90)%	9.08%	32.01%	16.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$293,742	$274,935	$238,681	$210,300	$158,656	$117,270
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.61%	0.63%	0.68%	0.70%
Before waivers and reimbursements (a)(f)	0.60%	0.61%	0.61%	0.63%	0.68%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.87%	1.04%	0.74%	0.56%	0.37%	0.39%
Before waivers and reimbursements (a)(f)	0.87%	1.03%	0.74%	0.56%	0.37%	0.39%
Portfolio turnover rate (z)^	10%	19%	20%	13%	12%	8%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	16.4%
Information Technology	15.3
Health Care	13.6
Industrials	13.2
Consumer Discretionary	11.2
Repurchase Agreements	10.2
Real Estate	6.7
Materials	4.0
Utilities	3.3
Energy	3.3
Consumer Staples	2.4
Telecommunication Services	0.8
Investment Companies	0.3
Cash and Other	(0.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,046.43	$4.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.65	4.19
Class K
Actual	1,000.00	1,047.12	2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.89	2.94

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	128,499	$2,004,584
Cooper Tire & Rubber Co. (x)	80,588	2,909,227
Cooper-Standard Holdings, Inc.*	26,577	2,680,822
Dana, Inc.	220,782	4,930,062
Dorman Products, Inc.*	41,424	3,428,664
Fox Factory Holding Corp.*	53,140	1,891,784
Gentherm, Inc.*	55,052	2,136,018
Horizon Global Corp.*	40,676	584,107
LCI Industries	36,677	3,755,725
Modine Manufacturing Co.*	76,376	1,264,023
Motorcar Parts of America, Inc.*	28,007	790,918
Shiloh Industries, Inc.*	12,600	147,924
Standard Motor Products, Inc.	32,465	1,695,322
Stoneridge, Inc.*	40,897	630,223
Superior Industries International, Inc.	36,649	753,137
Tenneco, Inc.	80,457	4,652,828
Tower International, Inc.	31,322	703,179

		34,958,547

Automobiles (0.1%)
Winnebago Industries, Inc.	47,608	1,666,280

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	2,275,354
VOXX International Corp.*	29,129	238,858
Weyco Group, Inc.	8,303	231,488

		2,745,700

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	94,598	3,589,994
American Public Education, Inc.*	22,741	537,825
Ascent Capital Group, Inc., Class A*	17,936	275,497
Bridgepoint Education, Inc.*	27,520	406,195
Cambium Learning Group, Inc.*	16,233	82,301
Capella Education Co.	17,547	1,502,023
Career Education Corp.*	102,083	979,997
Carriage Services, Inc.	22,376	603,257
Chegg, Inc. (x)*	126,687	1,556,983
Collectors Universe, Inc.	12,221	303,692
Grand Canyon Education, Inc.*	71,088	5,574,011
Houghton Mifflin Harcourt Co.*	156,246	1,921,826
K12, Inc.*	52,484	940,513
Laureate Education, Inc., Class A*	54,193	950,003
Liberty Tax, Inc.	10,568	136,856
Regis Corp.*	55,693	571,967
Sotheby’s (x)*	58,311	3,129,551
Strayer Education, Inc.	15,791	1,472,037
Weight Watchers International, Inc.*	42,597	1,423,592

		25,958,120

Hotels, Restaurants & Leisure (2.9%)
Belmond Ltd., Class A*	136,354	$1,813,508
Biglari Holdings, Inc.*	1,603	640,783
BJ’s Restaurants, Inc.*	31,931	1,189,430
Bloomin’ Brands, Inc.	150,874	3,203,055
Bob Evans Farms, Inc.	29,756	2,137,373
Bojangles’, Inc.*	25,842	419,933
Boyd Gaming Corp.	124,192	3,081,204
Brinker International, Inc. (x)	74,880	2,852,928
Buffalo Wild Wings, Inc.*	24,465	3,099,716
Caesars Acquisition Co., Class A*	75,183	1,432,236
Caesars Entertainment Corp. (x)*	87,668	1,052,016
Carrols Restaurant Group, Inc.*	52,491	643,015
Century Casinos, Inc.*	35,677	262,939
Cheesecake Factory, Inc. (The)	68,301	3,435,540
Churchill Downs, Inc.	20,715	3,797,060
Chuy’s Holdings, Inc.*	24,571	574,961
ClubCorp Holdings, Inc.	97,639	1,279,071
Cracker Barrel Old Country Store, Inc. (x)	29,135	4,872,828
Dave & Buster’s Entertainment, Inc.*	63,856	4,247,063
Del Frisco’s Restaurant Group, Inc.*	33,029	531,767
Del Taco Restaurants, Inc.*	49,690	683,238
Denny’s Corp.*	104,453	1,229,412
DineEquity, Inc. (x)	26,708	1,176,487
Drive Shack, Inc.	64,131	202,013
El Pollo Loco Holdings, Inc. (x)*	29,452	407,910
Eldorado Resorts, Inc.*	70,883	1,417,660
Empire Resorts, Inc. (x)*	6,727	160,775
Fiesta Restaurant Group, Inc.*	37,949	783,647
Fogo De Chao, Inc.*	13,678	190,124
Golden Entertainment, Inc.*	17,522	362,881
Habit Restaurants, Inc. (The), Class A (x)*	30,189	476,986
ILG, Inc.	161,570	4,441,558
International Speedway Corp., Class A	35,503	1,333,138
Intrawest Resorts Holdings, Inc.*	20,165	478,717
J Alexander’s Holdings, Inc.*	18,500	226,625
Jack in the Box, Inc.	48,076	4,735,485
La Quinta Holdings, Inc.*	124,883	1,844,522
Lindblad Expeditions Holdings, Inc.*	29,907	314,024
Marcus Corp. (The)	28,473	859,885
Marriott Vacations Worldwide Corp.	33,493	3,943,801
Monarch Casino & Resort, Inc.*	16,813	508,593
Nathan’s Famous, Inc.*	4,192	264,096
Noodles & Co. (x)*	15,881	61,936
Papa John’s International, Inc.	40,954	2,938,859
Penn National Gaming, Inc.*	110,858	2,372,361
Pinnacle Entertainment, Inc.*	80,954	1,599,651
Planet Fitness, Inc., Class A	128,413	2,997,159
Potbelly Corp.*	34,555	397,383
RCI Hospitality Holdings, Inc.	13,509	322,055
Red Lion Hotels Corp.*	26,082	191,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Red Robin Gourmet Burgers, Inc.*	19,910	$1,299,128
Red Rock Resorts, Inc., Class A	104,122	2,452,073
Ruby Tuesday, Inc.*	83,469	167,773
Ruth’s Hospitality Group, Inc.	45,360	986,580
Scientific Games Corp., Class A*	76,905	2,007,221
SeaWorld Entertainment, Inc.	103,785	1,688,582
Shake Shack, Inc., Class A (x)*	33,375	1,164,120
Sonic Corp.	62,534	1,656,526
Speedway Motorsports, Inc.	18,967	346,527
Texas Roadhouse, Inc.	101,511	5,171,984
Wingstop, Inc. (x)	44,812	1,384,691
Zoe’s Kitchen, Inc. (x)*	28,291	336,946

		96,151,261

Household Durables (1.3%)
AV Homes, Inc. (x)*	17,732	355,527
Bassett Furniture Industries, Inc.	14,567	552,818
Beazer Homes USA, Inc.*	46,109	632,615
Cavco Industries, Inc.*	12,969	1,681,431
Century Communities, Inc.*	26,281	651,769
CSS Industries, Inc.	13,414	350,910
Ethan Allen Interiors, Inc.	37,610	1,214,803
Flexsteel Industries, Inc.	11,475	620,912
GoPro, Inc., Class A (x)*	161,160	1,310,231
Green Brick Partners, Inc.*	34,986	400,590
Helen of Troy Ltd.*	41,339	3,889,999
Hooker Furniture Corp.	16,631	684,366
Hovnanian Enterprises, Inc., Class A*	199,158	557,642
Installed Building Products, Inc.*	32,847	1,739,249
iRobot Corp. (x)*	40,370	3,396,731
KB Home	126,704	3,037,095
La-Z-Boy, Inc.	72,878	2,368,535
LGI Homes, Inc. (x)*	26,439	1,062,319
Libbey, Inc.	32,370	260,902
Lifetime Brands, Inc.	14,836	269,273
M/I Homes, Inc.*	37,138	1,060,290
MDC Holdings, Inc.	63,357	2,238,403
Meritage Homes Corp.*	58,054	2,449,879
NACCO Industries, Inc., Class A	6,344	449,472
New Home Co., Inc. (The)*	18,534	212,585
PICO Holdings, Inc.*	34,249	599,358
Taylor Morrison Home Corp., Class A*	93,186	2,237,396
TopBuild Corp.*	56,212	2,983,171
TRI Pointe Group, Inc.*	239,390	3,157,553
UCP, Inc., Class A*	10,829	118,578
Universal Electronics, Inc.*	21,323	1,425,443
William Lyon Homes, Class A (x)*	35,485	856,608
ZAGG, Inc.*	41,543	359,347

		43,185,800

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	42,641	415,750
Duluth Holdings, Inc., Class B (x)*	14,127	257,253

Etsy, Inc.*	175,258	$2,628,869
FTD Cos., Inc.*	25,343	506,860
Gaia, Inc.*	12,949	145,029
Groupon, Inc. (x)*	512,458	1,967,839
HSN, Inc.	48,705	1,553,690
Lands’ End, Inc. (x)*	19,026	283,487
Liberty TripAdvisor Holdings, Inc., Class A*	111,668	1,295,349
Nutrisystem, Inc.	45,140	2,349,537
Overstock.com, Inc.*	24,986	407,272
PetMed Express, Inc. (x)	29,243	1,187,266
Shutterfly, Inc.*	51,650	2,453,374

		15,451,575

Leisure Products (0.3%)
Acushnet Holdings Corp.	34,937	693,150
American Outdoor Brands Corp. (x)*	85,650	1,898,004
Black Diamond, Inc.*	29,107	193,562
Callaway Golf Co.	142,517	1,821,367
Escalade, Inc.	17,176	225,006
Johnson Outdoors, Inc., Class A	6,969	335,975
Malibu Boats, Inc., Class A*	27,231	704,466
Marine Products Corp.	12,209	190,582
MCBC Holdings, Inc.*	28,077	548,905
Nautilus, Inc.*	45,398	869,372
Sturm Ruger & Co., Inc. (x)	26,182	1,627,211
Vista Outdoor, Inc.*	86,385	1,944,527

		11,052,127

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A (x)	84,791	1,928,995
Beasley Broadcast Group, Inc., Class A	7,247	71,021
Central European Media Enterprises Ltd., Class A (x)*	123,375	493,500
Clear Channel Outdoor Holdings, Inc., Class A	54,435	264,010
Daily Journal Corp. (x)*	1,764	363,878
Emerald Expositions Events, Inc.	24,483	536,178
Entercom Communications Corp., Class A (x)	43,585	451,105
Entravision Communications Corp., Class A	104,453	689,390
Eros International plc (x)*	43,064	493,083
EW Scripps Co. (The), Class A*	88,033	1,567,868
Gannett Co., Inc.	176,606	1,540,004
Global Eagle Entertainment, Inc. (x)*	72,097	256,665
Gray Television, Inc.*	97,096	1,330,215
Hemisphere Media Group, Inc. (x)*	23,342	276,603
IMAX Corp.*	87,783	1,931,226
Liberty Media Corp-Liberty Braves, Class A*	16,037	383,124
Liberty Media Corp-Liberty Braves, Class C*	51,706	1,239,393
Loral Space & Communications, Inc.*	19,115	794,228
MDC Partners, Inc., Class A (x)	85,960	851,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Meredith Corp. (x)	58,927	$3,503,210
MSG Networks, Inc., Class A*	90,827	2,039,066
National CineMedia, Inc.	99,724	739,952
New Media Investment Group, Inc.	80,219	1,081,352
New York Times Co. (The), Class A	188,754	3,340,946
Nexstar Media Group, Inc., Class A	69,131	4,134,033
Reading International, Inc., Class A*	26,026	419,799
Saga Communications, Inc., Class A	5,420	247,965
Salem Media Group, Inc.	14,054	99,783
Scholastic Corp.	43,198	1,883,001
Sinclair Broadcast Group, Inc., Class A (x)	109,294	3,595,773
Time, Inc.	150,376	2,157,896
Townsquare Media, Inc., Class A*	16,062	164,475
tronc, Inc.*	30,747	396,329
World Wrestling Entertainment, Inc., Class A (x)	57,977	1,180,991

		40,446,061

Multiline Retail (0.3%)
Big Lots, Inc. (x)	67,704	3,270,103
Dillard’s, Inc., Class A (x)	23,043	1,329,351
Fred’s, Inc., Class A (x)	56,238	519,077
JC Penney Co, Inc. (x)*	470,213	2,186,490
Ollie’s Bargain Outlet Holdings, Inc.*	72,247	3,077,722
Sears Holdings Corp. (x)*	15,785	139,855

		10,522,598

Specialty Retail (1.9%)
Aaron’s, Inc.	96,253	3,744,242
Abercrombie & Fitch Co., Class A (x)	102,848	1,279,429
American Eagle Outfitters, Inc.	245,922	2,963,360
America’s Car-Mart, Inc. (x)*	11,866	461,587
Asbury Automotive Group, Inc.*	28,558	1,614,955
Ascena Retail Group, Inc. (x)*	260,501	560,077
At Home Group, Inc.*	7,888	183,712
Barnes & Noble Education, Inc.*	58,311	619,846
Barnes & Noble, Inc.	92,338	701,769
Big 5 Sporting Goods Corp. (x)	32,020	417,861
Boot Barn Holdings, Inc. (x)*	21,513	152,312
Buckle, Inc. (The) (x)	43,423	772,929
Build-A-Bear Workshop, Inc.*	18,918	197,693
Caleres, Inc.	64,608	1,794,810
Camping World Holdings, Inc., Class A	18,346	565,974
Carvana Co. (x)*	22,859	467,924
Cato Corp. (The), Class A	37,659	662,422
Chico’s FAS, Inc.	195,213	1,838,906
Children’s Place, Inc. (The)	26,220	2,677,062
Citi Trends, Inc.	21,226	450,416
Conn’s, Inc. (x)*	26,637	508,767

Container Store Group, Inc. (The)*	21,378	$126,558
DSW, Inc., Class A	100,834	1,784,762
Express, Inc.*	120,965	816,514
Finish Line, Inc. (The), Class A (x)	61,361	869,485
Five Below, Inc.*	81,836	4,040,242
Francesca’s Holdings Corp.*	55,607	608,341
Genesco, Inc.*	28,921	980,422
GNC Holdings, Inc., Class A (x)	103,377	871,468
Group 1 Automotive, Inc.	31,005	1,963,237
Guess?, Inc.	91,919	1,174,725
Haverty Furniture Cos., Inc.	27,808	697,981
Hibbett Sports, Inc.*	33,683	698,922
J. Jill, Inc. (x)*	17,176	211,093
Kirkland’s, Inc.*	23,696	243,595
Lithia Motors, Inc., Class A	35,349	3,330,936
Lumber Liquidators Holdings, Inc. (x)*	42,712	1,070,363
MarineMax, Inc.*	37,626	735,588
Monro Muffler Brake, Inc. (x)	48,508	2,025,209
Office Depot, Inc.	776,702	4,380,598
Party City Holdco, Inc. (x)*	43,161	675,470
Pier 1 Imports, Inc.	124,409	645,683
Rent-A-Center, Inc. (x)	65,348	765,879
RH (x)*	51,557	3,326,458
Select Comfort Corp.*	62,589	2,221,284
Shoe Carnival, Inc.	16,728	349,281
Sonic Automotive, Inc., Class A	41,805	813,107
Sportsman’s Warehouse Holdings, Inc. (x)*	54,426	293,900
Tailored Brands, Inc. (x)	72,433	808,352
Tile Shop Holdings, Inc.	51,189	1,057,053
Tilly’s, Inc., Class A	21,102	214,185
Vitamin Shoppe, Inc.*	31,787	370,319
West Marine, Inc.	29,598	380,334
Winmark Corp.	3,902	503,163
Zumiez, Inc.*	27,579	340,601

		62,031,161

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	44,185	2,565,381
Crocs, Inc.*	111,904	862,780
Culp, Inc.	15,749	511,843
Deckers Outdoor Corp.*	48,054	3,280,166
Delta Apparel, Inc.*	10,006	221,933
Fossil Group, Inc. (x)*	63,157	653,675
G-III Apparel Group Ltd.*	64,636	1,612,668
Iconix Brand Group, Inc.*	76,095	525,816
Movado Group, Inc.	24,146	609,687
Oxford Industries, Inc.	24,975	1,560,688
Perry Ellis International, Inc.*	18,634	362,618
Sequential Brands Group, Inc. (x)*	55,385	220,986
Steven Madden Ltd.*	89,798	3,587,430
Superior Uniform Group, Inc.	12,427	277,743
Unifi, Inc.*	22,922	705,998
Vera Bradley, Inc.*	29,229	285,860
Wolverine World Wide, Inc.	142,909	4,002,880

		21,848,152

Total Consumer Discretionary		366,017,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.4%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	13,681	$1,807,944
Castle Brands, Inc. (x)*	129,033	221,937
Coca-Cola Bottling Co. Consolidated	7,243	1,657,705
Craft Brew Alliance, Inc. (x)*	20,172	339,898
MGP Ingredients, Inc. (x)	19,578	1,001,806
National Beverage Corp.	17,655	1,651,802
Primo Water Corp.*	38,294	486,334

		7,167,426

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	41,461	1,415,893
Chefs’ Warehouse, Inc. (The)*	28,399	369,187
Ingles Markets, Inc., Class A	20,698	689,243
Natural Grocers by Vitamin Cottage, Inc. (x)*	12,348	102,118
Performance Food Group Co.*	107,746	2,952,241
PriceSmart, Inc.	33,371	2,923,300
Smart & Final Stores, Inc.*	33,284	302,884
SpartanNash Co.	56,017	1,454,201
SUPERVALU, Inc.*	402,011	1,322,616
United Natural Foods, Inc.*	76,880	2,821,496
Village Super Market, Inc., Class A	11,388	295,177
Weis Markets, Inc.	14,486	705,758

		15,354,114

Food Products (1.1%)
Alico, Inc.	4,941	154,653
Amplify Snack Brands, Inc. (x)*	50,308	484,969
B&G Foods, Inc. (x)	99,662	3,547,967
Calavo Growers, Inc.	24,272	1,675,982
Cal-Maine Foods, Inc. (x)*	46,506	1,841,638
Darling Ingredients, Inc.*	250,383	3,941,028
Dean Foods Co.	137,464	2,336,888
Farmer Brothers Co.*	13,809	417,722
Fresh Del Monte Produce, Inc.	50,053	2,548,198
Freshpet, Inc. (x)*	36,926	612,972
Hostess Brands, Inc.*	121,231	1,951,819
J&J Snack Foods Corp.	22,613	2,986,499
John B Sanfilippo & Son, Inc.	12,922	815,507
Lancaster Colony Corp.	28,259	3,465,119
Landec Corp.*	42,430	630,086
Lifeway Foods, Inc.*	6,854	64,016
Limoneira Co.	17,789	420,354
Omega Protein Corp.	35,382	633,338
Sanderson Farms, Inc. (x)	30,686	3,548,836
Seneca Foods Corp., Class A*	10,342	321,119
Snyder’s-Lance, Inc.	130,342	4,512,441
Tootsie Roll Industries, Inc. (x)	24,869	866,685

		37,777,836

Household Products (0.2%)
Central Garden & Pet Co.*	17,042	541,765
Central Garden & Pet Co., Class A*	53,072	1,593,222
HRG Group, Inc.*	180,199	3,191,323
Oil-Dri Corp. of America	7,361	309,236

Orchids Paper Products Co. (x)	12,992	$168,246
WD-40 Co.	21,130	2,331,696

		8,135,488

Personal Products (0.2%)
elf Beauty, Inc. (x)*	30,934	841,714
Inter Parfums, Inc.	26,768	981,047
Medifast, Inc.	15,881	658,585
Natural Health Trends Corp. (x)	11,606	323,227
Nature’s Sunshine Products, Inc.	17,046	225,860
Nutraceutical International Corp.	11,731	488,596
Revlon, Inc., Class A*	17,844	422,903
USANA Health Sciences, Inc.*	17,679	1,133,224

		5,075,156

Tobacco (0.2%)
Turning Point Brands, Inc.*	8,518	130,666
Universal Corp.	37,104	2,400,629
Vector Group Ltd.	142,498	3,038,057

		5,569,352

Total Consumer Staples		79,079,372

Energy (3.3%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	104,626	1,192,736
Atwood Oceanics, Inc.*	119,440	973,436
Basic Energy Services, Inc. (x)*	25,772	641,723
Bristow Group, Inc. (x)	52,118	398,703
C&J Energy Services, Inc.*	70,016	2,399,448
CARBO Ceramics, Inc. (x)*	33,660	230,571
Diamond Offshore Drilling, Inc. (x)*	97,234	1,053,044
Dril-Quip, Inc.*	57,197	2,791,214
Ensco plc, Class A	461,970	2,383,765
Era Group, Inc.*	28,134	266,148
Exterran Corp.*	49,357	1,317,832
Fairmount Santrol Holdings, Inc. (x)*	234,532	914,675
Forum Energy Technologies, Inc.*	104,192	1,625,395
Frank’s International NV (x)	73,275	607,450
Geospace Technologies Corp.*	20,971	290,029
Gulf Island Fabrication, Inc. (x)	19,142	222,047
Helix Energy Solutions Group, Inc.*	218,398	1,231,765
Independence Contract Drilling, Inc.*	58,218	226,468
Keane Group, Inc. (x)*	45,454	727,264
Key Energy Services, Inc. (x)*	14,871	286,118
Mammoth Energy Services, Inc.*	11,209	208,487
Matrix Service Co.*	40,946	382,845
McDermott International, Inc.*	429,357	3,078,490
Natural Gas Services Group, Inc.*	19,546	485,718
NCS Multistage Holdings, Inc. (x)*	16,518	415,923
Newpark Resources, Inc.*	135,917	998,990
Noble Corp. plc (x)	366,507	1,326,755
Oil States International, Inc.*	77,357	2,100,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Parker Drilling Co.*	199,411	$269,205
PHI, Inc. (Non-Voting)*	16,348	159,556
Pioneer Energy Services Corp.*	109,745	224,977
ProPetro Holding Corp.*	37,818	527,939
RigNet, Inc.*	22,152	355,540
Rowan Cos. plc, Class A*	176,766	1,810,084
SEACOR Holdings, Inc.*	23,627	810,406
SEACOR Marine Holdings, Inc. (x)*	27,013	549,985
Seadrill Ltd. (x)*	5,874	2,118
Select Energy Services, Inc., Class A*	5,646	68,599
Smart Sand, Inc. (x)*	32,212	287,009
Solaris Oilfield Infrastructure, Inc., Class A*	14,745	170,010
Superior Energy Services, Inc.*	228,954	2,387,990
Tesco Corp.*	63,720	283,554
TETRA Technologies, Inc.*	183,428	511,764
Unit Corp.*	77,998	1,460,903
US Silica Holdings, Inc.	123,800	4,393,662
Willbros Group, Inc.*	57,422	141,832

		43,192,415

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	219,488	355,571
Adams Resources & Energy, Inc.	2,939	120,734
Alon USA Energy, Inc.	48,705	648,751
Approach Resources, Inc. (x)*	62,387	210,244
Arch Coal, Inc., Class A (x)	33,400	2,281,220
Ardmore Shipping Corp.	41,477	338,038
Bill Barrett Corp.*	114,847	352,580
Bonanza Creek Energy, Inc.*	30,543	968,519
California Resources Corp. (x)*	65,169	557,195
Callon Petroleum Co. (x)*	306,438	3,251,306
Carrizo Oil & Gas, Inc.*	94,909	1,653,315
Clean Energy Fuels Corp. (x)*	195,876	497,525
Cloud Peak Energy, Inc.*	110,637	390,549
Contango Oil & Gas Co.*	34,226	227,261
CVR Energy, Inc. (x)	25,249	549,418
Delek US Holdings, Inc.	93,683	2,476,979
Denbury Resources, Inc. (x)*	600,142	918,217
DHT Holdings, Inc.	119,019	493,929
Dorian LPG Ltd.*	25,847	211,428
Earthstone Energy, Inc. (x)*	13,978	139,920
Eclipse Resources Corp.*	129,785	371,185
Energy XXI Gulf Coast, Inc. (x)*	45,229	839,903
EP Energy Corp., Class A (x)*	55,530	203,240
Evolution Petroleum Corp.	41,987	340,095
Frontline Ltd. (x)	114,130	653,965
GasLog Ltd. (x)	62,248	949,282
Gastar Exploration, Inc. (x)*	268,583	248,708
Gener8 Maritime, Inc.*	70,883	403,324
Golar LNG Ltd. (x)	145,590	3,239,377
Green Plains, Inc. (x)	57,572	1,183,105
Halcon Resources Corp. (x)*	91,017	413,217
Hallador Energy Co.	22,047	171,305
International Seaways, Inc.*	44,074	955,084
Isramco, Inc.*	1,124	128,586
Jagged Peak Energy, Inc. (x)*	46,515	620,975
Jones Energy, Inc., Class A (x)*	64,510	103,216

Lilis Energy, Inc. (x)*	63,792	$312,581
Matador Resources Co. (x)*	137,856	2,945,982
Midstates Petroleum Co., Inc.*	18,074	228,998
Navios Maritime Acquisition Corp.	112,220	164,963
Nordic American Tankers Ltd. (x)	150,439	953,783
Oasis Petroleum, Inc.*	360,718	2,903,780
Overseas Shipholding Group, Inc., Class A*	76,458	203,378
Pacific Ethanol, Inc.*	61,464	384,150
Panhandle Oil and Gas, Inc., Class A	22,515	520,097
Par Pacific Holdings, Inc. (x)*	48,186	869,275
PDC Energy, Inc.*	100,287	4,323,372
Peabody Energy Corp. (x)*	73,498	1,797,026
Penn Virginia Corp. (x)*	21,786	800,636
Renewable Energy Group, Inc. (x)*	58,261	754,480
Resolute Energy Corp. (x)*	33,082	984,851
REX American Resources Corp.*	8,854	854,942
Ring Energy, Inc.*	68,955	896,415
Rosehill Resources, Inc. (x)*	6,755	56,337
Sanchez Energy Corp. (x)*	83,781	601,548
SandRidge Energy, Inc. (x)*	52,138	897,295
Scorpio Tankers, Inc.	259,178	1,028,937
SemGroup Corp., Class A	100,840	2,722,680
Ship Finance International Ltd. (x)	93,827	1,276,047
SilverBow Resources, Inc.*	10,981	287,263
SRC Energy, Inc. (x)*	305,237	2,054,245
Stone Energy Corp. (x)*	29,186	536,439
Teekay Corp.	85,165	568,051
Teekay Tankers Ltd., Class A	205,059	385,511
Tellurian, Inc.*	84,067	843,192
Ultra Petroleum Corp. (x)*	295,558	3,206,803
Uranium Energy Corp. (x)*	199,768	317,631
W&T Offshore, Inc.*	141,818	277,963
Westmoreland Coal Co.*	25,008	121,789
WildHorse Resource Development Corp. (x)*	29,739	367,871

		62,915,577

Total Energy		106,107,992

Financials (16.4%)
Banks (9.5%)
1st Source Corp.	24,423	1,170,839
Access National Corp.	22,711	602,296
ACNB Corp.	9,930	302,865
Allegiance Bancshares, Inc.*	17,437	667,837
American National Bankshares, Inc.	11,753	434,273
Ameris Bancorp	54,588	2,631,142
Ames National Corp.	13,765	421,209
Arrow Financial Corp.	17,473	553,020
Atlantic Capital Bancshares, Inc.*	31,582	600,058
Banc of California, Inc. (x)	66,625	1,432,438
BancFirst Corp.	12,716	1,228,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Banco Latinoamericano de Comercio Exterior SA, Class E	45,322	$1,240,916
Bancorp, Inc. (The)*	73,277	555,440
BancorpSouth, Inc.	130,160	3,969,880
Bank of Commerce Holdings (x)	22,304	246,459
Bank of Marin Bancorp	8,927	549,457
Bank of NT Butterfield & Son Ltd. (The)	81,539	2,780,480
Bankwell Financial Group, Inc.	8,201	256,117
Banner Corp.	49,971	2,823,861
Bar Harbor Bankshares	22,927	706,610
BCB Bancorp, Inc.	14,181	216,969
Berkshire Hills Bancorp, Inc.	54,715	1,923,232
Blue Hills Bancorp, Inc.	35,708	639,173
Boston Private Financial Holdings, Inc.	126,976	1,949,082
Bridge Bancorp, Inc.	28,545	950,549
Brookline Bancorp, Inc.	114,572	1,672,751
Bryn Mawr Bank Corp.	25,938	1,102,365
BSB Bancorp, Inc.*	12,191	356,587
C&F Financial Corp.	5,489	257,434
Cadence BanCorp*	13,265	290,238
California First National Bancorp	3,234	60,961
Camden National Corp.	23,569	1,011,346
Capital Bank Financial Corp., Class A	44,119	1,680,934
Capital City Bank Group, Inc.	15,993	326,577
Capstar Financial Holdings, Inc.*	12,470	221,218
Carolina Financial Corp. (x)	22,052	712,721
Cathay General Bancorp	114,189	4,333,473
CenterState Banks, Inc.	81,946	2,037,178
Central Pacific Financial Corp.	45,671	1,437,266
Central Valley Community Bancorp	14,696	325,663
Century Bancorp, Inc., Class A	4,377	278,377
Chemical Financial Corp.	107,467	5,202,477
Chemung Financial Corp.	5,472	223,695
Citizens & Northern Corp.	18,970	441,242
City Holding Co.	22,683	1,494,129
Civista Bancshares, Inc. (x)	14,519	303,157
CNB Financial Corp.	23,725	568,688
CoBiz Financial, Inc.	57,521	1,000,865
Codorus Valley Bancorp, Inc.	13,149	373,432
Columbia Banking System, Inc.	87,601	3,490,900
Commerce Union Bancshares, Inc. (x)	9,705	231,658
Community Bank System, Inc.	74,516	4,155,757
Community Bankers Trust Corp. (x)*	31,440	259,380
Community Financial Corp. (The) (x)	5,743	221,106
Community Trust Bancorp, Inc.	23,661	1,035,169
ConnectOne Bancorp, Inc.	46,580	1,050,379
County Bancorp, Inc.	5,871	140,904
CU Bancorp*	24,553	887,591
Customers Bancorp, Inc.*	43,720	1,236,402
CVB Financial Corp.	156,755	3,516,015
DNB Financial Corp. (x)	4,279	146,770
Eagle Bancorp, Inc.*	47,879	3,030,741

Enterprise Bancorp, Inc.	13,972	$496,565
Enterprise Financial Services Corp.	34,763	1,418,330
Equity Bancshares, Inc., Class A*	16,066	492,262
Evans Bancorp, Inc. (x)	6,668	266,387
Farmers & Merchants Bancorp, Inc. (x)	5,907	366,234
Farmers Capital Bank Corp.	10,756	414,644
Farmers National Banc Corp.	37,648	545,896
FB Financial Corp. (x)*	9,930	359,367
FCB Financial Holdings, Inc., Class A*	53,599	2,559,352
Fidelity Southern Corp.	33,045	755,409
Financial Institutions, Inc.	20,601	613,910
First Bancorp	36,963	1,155,463
First BanCorp*	251,479	1,456,063
First Bancorp, Inc.	16,217	438,832
First Bancshares, Inc. (The) (x)	12,457	343,813
First Busey Corp.	49,239	1,443,687
First Business Financial Services, Inc.	12,018	277,375
First Citizens BancShares, Inc., Class A	11,285	4,205,920
First Commonwealth Financial Corp.	146,732	1,860,562
First Community Bancshares, Inc.	24,816	678,718
First Community Financial Partners, Inc.*	20,753	267,714
First Connecticut Bancorp, Inc.	21,185	543,395
First Financial Bancorp	92,940	2,574,438
First Financial Bankshares, Inc.	95,868	4,237,366
First Financial Corp.	16,262	769,193
First Financial Northwest, Inc.	11,737	189,318
First Foundation, Inc.*	45,104	741,059
First Guaranty Bancshares, Inc. (x)	5,359	145,979
First Internet Bancorp	9,499	266,447
First Interstate BancSystem, Inc., Class A	38,995	1,450,614
First Merchants Corp.	62,577	2,511,841
First Mid-Illinois Bancshares, Inc.	15,037	514,867
First Midwest Bancorp, Inc.	154,811	3,608,644
First Northwest Bancorp*	15,710	247,747
First of Long Island Corp. (The)	35,328	1,010,381
Flushing Financial Corp.	41,642	1,173,888
FNB Bancorp (x)	7,471	205,154
Franklin Financial Network, Inc.*	18,305	755,081
Fulton Financial Corp.	261,004	4,959,076
German American Bancorp, Inc.	33,210	1,132,129
Glacier Bancorp, Inc.	116,551	4,266,932
Great Southern Bancorp, Inc.	16,728	894,948
Great Western Bancorp, Inc.	90,244	3,682,858
Green Bancorp, Inc.*	32,540	631,276
Guaranty Bancorp	35,529	966,389
Guaranty Bancshares, Inc. (x)	3,019	96,457
Hancock Holding Co.	127,891	6,266,658
Hanmi Financial Corp.	47,715	1,357,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

HarborOne Bancorp, Inc.*	18,879	$376,825
Heartland Financial USA, Inc.	37,208	1,752,497
Heritage Commerce Corp.	54,314	748,447
Heritage Financial Corp.	44,378	1,176,017
Hilltop Holdings, Inc.	113,202	2,967,024
Home BancShares, Inc.	195,907	4,878,084
HomeTrust Bancshares, Inc.*	25,534	623,030
Hope Bancorp, Inc.	196,677	3,668,026
Horizon Bancorp	31,501	830,051
Howard Bancorp, Inc. (x)*	12,706	244,591
IBERIABANK Corp.	76,311	6,219,346
Independent Bank Corp.	72,393	3,388,598
Independent Bank Group, Inc.	26,785	1,593,708
International Bancshares Corp.	82,683	2,898,039
Investar Holding Corp. (x)	12,013	275,098
Investors Bancorp, Inc.	395,359	5,281,996
Lakeland Bancorp, Inc.	66,467	1,252,903
Lakeland Financial Corp.	36,577	1,678,153
LCNB Corp.	13,716	274,320
LegacyTexas Financial Group, Inc.	71,679	2,733,120
Live Oak Bancshares, Inc. (x)	30,388	735,390
Macatawa Bank Corp.	40,719	388,459
MainSource Financial Group, Inc.	37,423	1,254,045
MB Financial, Inc.	122,846	5,410,138
MBT Financial Corp.	23,847	231,316
Mercantile Bank Corp.	25,081	789,550
Middlefield Banc Corp.	3,863	194,695
Midland States Bancorp, Inc.	23,137	775,552
MidSouth Bancorp, Inc. (x)	12,793	150,318
MidWestOne Financial Group, Inc.	16,307	552,644
MutualFirst Financial, Inc.	9,277	331,189
National Bank Holdings Corp., Class A	37,110	1,228,712
National Bankshares, Inc. (x)	10,390	423,912
National Commerce Corp.*	15,977	631,890
NBT Bancorp, Inc.	64,859	2,396,540
Nicolet Bankshares, Inc.*	13,591	743,564
Northrim BanCorp, Inc.	10,833	329,323
Norwood Financial Corp. (x)	5,442	229,925
OFG Bancorp	66,557	665,570
Ohio Valley Banc Corp. (x)	5,764	207,792
Old Line Bancshares, Inc.	13,198	371,920
Old National Bancorp	203,986	3,518,759
Old Point Financial Corp. (x)	5,055	166,208
Old Second Bancorp, Inc.	44,375	512,531
Opus Bank	31,255	756,371
Orrstown Financial Services, Inc.	11,422	260,993
Pacific Continental Corp.	33,248	849,486
Pacific Mercantile Bancorp*	20,344	179,027
Pacific Premier Bancorp, Inc.*	59,559	2,197,727
Paragon Commercial Corp. (x)*	6,232	326,993
Park National Corp.	20,208	2,095,974
Park Sterling Corp.	79,925	949,509
Parke Bancorp, Inc. (x)	8,429	188,810
Peapack Gladstone Financial Corp.	25,139	786,599
Penns Woods Bancorp, Inc. (x)	6,542	269,400
Peoples Bancorp of North Carolina, Inc. (x)	6,051	191,212

Peoples Bancorp, Inc.	24,275	779,956
Peoples Financial Services Corp.	9,995	437,081
People’s Utah Bancorp	20,301	544,067
Preferred Bank	19,796	1,058,492
Premier Financial Bancorp, Inc.	14,882	306,718
QCR Holdings, Inc.	18,527	878,180
Renasant Corp.	65,674	2,872,581
Republic Bancorp, Inc., Class A	14,991	535,179
Republic First Bancorp, Inc. (x)*	72,334	669,090
S&T Bancorp, Inc.	52,068	1,867,158
Sandy Spring Bancorp, Inc.	35,897	1,459,572
Seacoast Banking Corp. of Florida*	60,837	1,466,172
ServisFirst Bancshares, Inc.	70,042	2,583,849
Shore Bancshares, Inc.	20,226	332,718
Sierra Bancorp	18,690	458,840
Simmons First National Corp., Class A	45,848	2,425,359
SmartFinancial, Inc. (x)*	10,423	248,901
South State Corp.	43,771	3,751,175
Southern First Bancshares, Inc.*	9,805	363,275
Southern National Bancorp of Virginia, Inc.	17,934	315,638
Southside Bancshares, Inc.	41,873	1,463,038
Southwest Bancorp, Inc.	26,350	673,243
State Bank Financial Corp.	56,723	1,538,328
Sterling Bancorp	200,231	4,655,371
Stock Yards Bancorp, Inc.	33,549	1,305,056
Stonegate Bank	21,898	1,011,250
Summit Financial Group, Inc.	16,245	357,390
Sun Bancorp, Inc.	15,114	372,560
Sunshine Bancorp, Inc. (x)*	11,027	234,985
Texas Capital Bancshares, Inc.*	75,638	5,854,380
Tompkins Financial Corp.	22,589	1,778,206
Towne Bank	86,529	2,665,093
TriCo Bancshares	30,977	1,088,842
TriState Capital Holdings, Inc.*	35,005	882,126
Triumph Bancorp, Inc.*	22,579	554,314
Trustmark Corp.	101,621	3,268,131
Two River Bancorp	10,321	191,867
UMB Financial Corp.	68,642	5,138,540
Umpqua Holdings Corp.	335,956	6,168,151
Union Bankshares Corp.	65,478	2,219,704
Union Bankshares, Inc. (x)	6,156	292,410
United Bankshares, Inc. (x)	151,646	5,944,522
United Community Banks, Inc.	106,968	2,973,710
United Security Bancshares (x)	18,780	173,715
Unity Bancorp, Inc. (x)	10,818	186,070
Univest Corp. of Pennsylvania	39,571	1,185,151
Valley National Bancorp	392,693	4,637,704
Veritex Holdings, Inc.*	21,715	571,756
Washington Trust Bancorp, Inc.	22,558	1,162,865
WashingtonFirst Bankshares, Inc.	14,804	511,182
WesBanco, Inc.	63,874	2,525,578
West Bancorp, Inc.	23,860	564,289
Westamerica Bancorp	38,500	2,157,540
Wintrust Financial Corp.	84,084	6,427,380
Xenith Bankshares, Inc.*	8,049	250,002

		308,074,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (1.2%)
Actua Corp.*	46,303	$650,557
Arlington Asset Investment Corp., Class A (x)	22,843	312,264
Artisan Partners Asset Management, Inc., Class A	68,479	2,102,305
Associated Capital Group, Inc., Class A	8,875	301,750
B. Riley Financial, Inc.	21,321	395,505
Cohen & Steers, Inc.	33,073	1,340,779
Cowen, Inc. (x)*	41,202	669,533
Diamond Hill Investment Group, Inc.	4,922	981,447
Donnelley Financial Solutions, Inc.*	40,582	931,763
Evercore Partners, Inc., Class A	62,322	4,393,701
Fifth Street Asset Management, Inc.	7,165	34,750
Financial Engines, Inc.	88,974	3,256,448
GAIN Capital Holdings, Inc.	52,557	327,430
GAMCO Investors, Inc., Class A	8,875	262,700
Greenhill & Co., Inc.	42,128	846,773
Hamilton Lane, Inc., Class A	21,574	474,412
Houlihan Lokey, Inc.	31,662	1,105,004
INTL. FCStone, Inc.*	23,392	883,282
Investment Technology Group, Inc.	46,659	991,037
KCG Holdings, Inc., Class A*	68,731	1,370,496
Ladenburg Thalmann Financial Services, Inc.*	165,343	403,437
Medley Management, Inc., Class A	8,854	57,551
Moelis & Co., Class A	37,495	1,456,681
OM Asset Management plc	85,063	1,264,036
Oppenheimer Holdings, Inc., Class A	14,296	234,454
Piper Jaffray Cos.	21,764	1,304,752
PJT Partners, Inc., Class A	27,420	1,102,832
Pzena Investment Management, Inc., Class A	26,884	273,141
Safeguard Scientifics, Inc.*	29,978	356,738
Silvercrest Asset Management Group, Inc., Class A	13,591	182,799
Stifel Financial Corp.*	101,464	4,665,315
Virtu Financial, Inc., Class A (x)	37,395	660,022
Virtus Investment Partners, Inc.	10,342	1,147,445
Waddell & Reed Financial, Inc., Class A (x)	119,246	2,251,364
Westwood Holdings Group, Inc.	12,755	723,081
WisdomTree Investments, Inc. (x)	169,256	1,721,334

		39,436,918

Consumer Finance (0.5%)
Elevate Credit, Inc.*	21,333	168,957
Encore Capital Group, Inc. (x)*	35,676	1,432,391
Enova International, Inc.*	50,032	742,975
EZCORP, Inc., Class A*	76,774	591,160
FirstCash, Inc.	71,761	4,183,667
Green Dot Corp., Class A*	69,254	2,668,357
LendingClub Corp.*	482,462	2,658,366

Nelnet, Inc., Class A	30,228	$1,421,018
PRA Group, Inc.*	69,125	2,619,838
Regional Management Corp.*	15,640	369,573
World Acceptance Corp. (x)*	8,985	673,066

		17,529,368

Diversified Financial Services (0.1%)
FNFV Group*	94,787	1,497,635
Marlin Business Services Corp.	14,035	352,980
NewStar Financial, Inc.	45,838	481,299
On Deck Capital, Inc. (x)*	81,630	380,396
Tiptree, Inc.	38,707	272,884

		2,985,194

Insurance (2.2%)
Ambac Financial Group, Inc.*	59,229	1,027,623
American Equity Investment Life Holding Co.	126,446	3,323,001
AMERISAFE, Inc.	29,114	1,658,042
AmTrust Financial Services, Inc.	129,428	1,959,540
Argo Group International Holdings Ltd.	43,614	2,643,008
Atlas Financial Holdings, Inc.*	16,267	242,378
Baldwin & Lyons, Inc., Class B	14,523	355,814
Blue Capital Reinsurance Holdings Ltd.	11,027	201,794
Citizens, Inc. (x)*	72,632	536,024
CNO Financial Group, Inc.	261,058	5,450,892
Crawford & Co., Class B	20,102	186,949
Donegal Group, Inc., Class A	12,728	202,375
eHealth, Inc.*	23,553	442,796
EMC Insurance Group, Inc.	13,392	372,030
Employers Holdings, Inc.	47,808	2,022,278
Enstar Group Ltd.*	17,146	3,406,053
FBL Financial Group, Inc., Class A	15,217	935,846
Federated National Holding Co.	19,933	318,928
Fidelity & Guaranty Life	18,198	565,048
Genworth Financial, Inc., Class A*	721,982	2,721,872
Global Indemnity Ltd.*	13,210	512,152
Greenlight Capital Re Ltd., Class A*	45,487	950,678
Hallmark Financial Services, Inc.*	19,655	221,512
HCI Group, Inc. (x)	12,382	581,706
Health Insurance Innovations, Inc., Class A*	16,969	398,772
Heritage Insurance Holdings, Inc.	42,714	556,136
Horace Mann Educators Corp.	62,656	2,368,397
Independence Holding Co.	10,986	224,664
Infinity Property & Casualty Corp.	16,338	1,535,772
Investors Title Co.	2,417	467,544
James River Group Holdings Ltd.	27,744	1,102,269
Kemper Corp.	59,798	2,308,203
Kingstone Cos., Inc. (x)	13,641	208,707
Kinsale Capital Group, Inc.	21,946	818,805
Maiden Holdings Ltd.	90,140	1,000,554
MBIA, Inc.*	190,753	1,798,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

National General Holdings Corp.	73,381	$1,548,339
National Western Life Group, Inc., Class A	3,521	1,125,382
Navigators Group, Inc. (The)	31,551	1,732,150
NI Holdings, Inc. (x)*	15,460	276,425
OneBeacon Insurance Group Ltd., Class A	31,165	568,138
Primerica, Inc.	69,559	5,269,095
RLI Corp.	58,657	3,203,845
Safety Insurance Group, Inc.	21,769	1,486,823
Selective Insurance Group, Inc.	87,509	4,379,825
State Auto Financial Corp.	23,199	596,910
State National Cos., Inc.	45,529	836,823
Stewart Information Services Corp.	32,449	1,472,536
Third Point Reinsurance Ltd.*	117,003	1,626,342
Trupanion, Inc. (x)*	33,988	760,651
United Fire Group, Inc.	32,887	1,449,001
United Insurance Holdings Corp.	26,539	417,458
Universal Insurance Holdings, Inc. (x)	49,026	1,235,455
WMIH Corp.*	310,959	388,699

		72,000,860

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	758,572
Anworth Mortgage Asset Corp. (REIT)	150,341	903,549
Apollo Commercial Real Estate Finance, Inc. (REIT)	143,872	2,668,825
Ares Commercial Real Estate Corp. (REIT)	41,870	548,078
ARMOUR Residential REIT, Inc. (REIT)	57,050	1,426,244
Capstead Mortgage Corp. (REIT)	145,197	1,514,405
Cherry Hill Mortgage Investment Corp. (REIT)	22,070	407,633
CYS Investments, Inc. (REIT)	231,758	1,949,085
Dynex Capital, Inc. (REIT)	76,836	545,536
Ellington Residential Mortgage REIT (REIT) (x)	14,902	218,463
Great Ajax Corp. (REIT)	25,848	361,355
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	77,614	1,775,032
Invesco Mortgage Capital, Inc. (REIT)	175,169	2,927,073
KKR Real Estate Finance Trust, Inc. (REIT) (x)	15,847	340,711
Ladder Capital Corp. (REIT)	111,053	1,489,221
MTGE Investment Corp. (REIT)	70,301	1,321,659
New York Mortgage Trust, Inc. (REIT) (x)	170,392	1,059,838
Orchid Island Capital, Inc. (REIT) (x)	43,440	428,318
Owens Realty Mortgage, Inc. (REIT)	17,114	290,253

PennyMac Mortgage Investment Trust (REIT)‡	99,806	$1,825,452
Redwood Trust, Inc. (REIT)	117,113	1,995,606
Resource Capital Corp. (REIT)	46,740	475,346
Sutherland Asset Management Corp. (REIT) (x)	27,768	412,355
Western Asset Mortgage Capital Corp. (REIT)	62,294	641,628

		26,284,237

Thrifts & Mortgage Finance (2.1%)
ASB Bancorp, Inc. (x)*	4,165	183,052
Astoria Financial Corp.	140,061	2,822,229
Bank Mutual Corp.	61,659	564,180
BankFinancial Corp.	20,867	311,336
Bear State Financial, Inc.	30,773	291,113
Beneficial Bancorp, Inc.	103,785	1,556,775
BofI Holding, Inc. (x)*	90,680	2,150,930
Capitol Federal Financial, Inc.	195,549	2,778,751
Charter Financial Corp.	19,551	351,918
Clifton Bancorp, Inc.	31,802	525,687
Dime Community Bancshares, Inc.	49,901	978,060
Entegra Financial Corp. (x)*	10,647	242,219
ESSA Bancorp, Inc.	14,502	213,469
Essent Group Ltd.*	117,585	4,367,107
Federal Agricultural Mortgage Corp., Class C	13,477	871,962
First Defiance Financial Corp.	14,723	775,608
Flagstar Bancorp, Inc.*	32,871	1,013,084
Greene County Bancorp, Inc. (x)	4,975	135,320
Hingham Institution for Savings	1,932	351,489
Home Bancorp, Inc.	8,880	377,578
HomeStreet, Inc.*	44,369	1,227,912
Impac Mortgage Holdings, Inc. (x)*	16,156	244,440
Kearny Financial Corp.	128,664	1,910,660
LendingTree, Inc. (x)*	9,514	1,638,311
Malvern Bancorp, Inc. (x)*	9,451	226,351
Meridian Bancorp, Inc.	73,392	1,240,325
Meta Financial Group, Inc.	13,710	1,220,190
MGIC Investment Corp.*	562,151	6,296,090
Nationstar Mortgage Holdings, Inc. (x)*	45,062	806,159
NMI Holdings, Inc., Class A*	86,737	993,139
Northfield Bancorp, Inc.	64,021	1,097,960
Northwest Bancshares, Inc.	142,520	2,224,737
OceanFirst Financial Corp.	47,995	1,301,624
Oconee Federal Financial Corp. (x)	2,102	58,415
Ocwen Financial Corp. (x)*	170,361	458,271
Oritani Financial Corp.	61,996	1,057,032
PCSB Financial Corp.*	27,258	465,021
PennyMac Financial Services, Inc., Class A*‡	12,395	206,997
PHH Corp.*	80,331	1,106,158
Provident Bancorp, Inc.*	5,638	126,855
Provident Financial Holdings, Inc.	8,615	165,839
Provident Financial Services, Inc.	94,105	2,388,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Prudential Bancorp, Inc. (x)	11,463	$208,168
Radian Group, Inc.	329,407	5,385,804
Riverview Bancorp, Inc. (x)	28,862	191,644
SI Financial Group, Inc.	17,447	280,897
Southern Missouri Bancorp, Inc.	9,430	304,212
Territorial Bancorp, Inc.	11,741	366,202
Timberland Bancorp, Inc. (x)	9,198	232,433
TrustCo Bank Corp.	144,500	1,119,875
United Community Financial Corp.	74,075	615,563
United Financial Bancorp, Inc.	77,916	1,300,418
Walker & Dunlop, Inc.*	42,240	2,062,579
Washington Federal, Inc.	136,146	4,520,047
Waterstone Financial, Inc.	38,854	732,398
Western New England Bancorp, Inc.	41,251	418,698
WSFS Financial Corp.	46,141	2,092,494

		67,154,170

Total Financials		533,465,357

Health Care (13.6%)
Biotechnology (5.0%)
Abeona Therapeutics, Inc. (x)*	35,257	225,645
Acceleron Pharma, Inc. (x)*	48,381	1,470,299
Achaogen, Inc. (x)*	43,966	955,381
Achillion Pharmaceuticals, Inc.*	173,897	798,187
Acorda Therapeutics, Inc.*	66,559	1,311,212
Adamas Pharmaceuticals, Inc. (x)*	21,067	368,462
Aduro Biotech, Inc. (x)*	61,671	703,049
Advaxis, Inc. (x)*	55,186	358,157
Agenus, Inc.*	112,900	441,439
Aimmune Therapeutics, Inc. (x)*	53,006	1,089,803
Akebia Therapeutics, Inc.*	55,590	798,828
Alder Biopharmaceuticals, Inc.*	70,570	808,027
AMAG Pharmaceuticals, Inc. (x)*	53,105	977,132
Amicus Therapeutics, Inc. (x)*	217,117	2,186,368
AnaptysBio, Inc.*	7,161	171,363
Anavex Life Sciences Corp. (x)*	58,495	311,193
Ardelyx, Inc.*	48,775	248,753
Arena Pharmaceuticals, Inc.*	47,996	809,693
Array BioPharma, Inc.*	261,567	2,189,316
Asterias Biotherapeutics, Inc. (x)*	47,224	167,645
Atara Biotherapeutics, Inc. (x)*	38,245	535,430
Athersys, Inc. (x)*	154,064	232,637
Audentes Therapeutics, Inc. (x)*	22,474	429,928
Avexis, Inc. (x)*	37,164	3,053,394
Axovant Sciences Ltd. (x)*	45,191	1,047,979
Bellicum Pharmaceuticals, Inc. (x)*	40,699	475,364
BioCryst Pharmaceuticals, Inc. (x)*	125,067	695,373
Biohaven Pharmaceutical Holding Co. Ltd.*	15,111	377,775
BioSpecifics Technologies Corp.*	8,063	399,199
BioTime, Inc. (x)*	109,921	346,251

Bluebird Bio, Inc. (x)*	67,872	$7,129,953
Blueprint Medicines Corp.*	58,827	2,980,764
Calithera Biosciences, Inc. (x)*	46,276	687,199
Cara Therapeutics, Inc. (x)*	40,584	624,588
Cascadian Therapeutics, Inc. (x)*	47,948	178,127
Catalyst Pharmaceuticals, Inc. (x)*	108,293	298,889
Celldex Therapeutics, Inc. (x)*	179,604	443,622
ChemoCentryx, Inc.*	37,404	350,101
Chimerix, Inc.*	73,107	398,433
Clovis Oncology, Inc.*	65,540	6,136,509
Coherus Biosciences, Inc. (x)*	57,887	830,678
Conatus Pharmaceuticals, Inc. (x)*	38,752	223,212
Concert Pharmaceuticals, Inc.*	28,487	397,394
Corbus Pharmaceuticals Holdings, Inc. (x)*	66,668	420,008
Corvus Pharmaceuticals, Inc. (x)*	11,881	143,760
Curis, Inc.*	182,089	344,148
Cytokinetics, Inc.*	62,806	759,953
CytomX Therapeutics, Inc.*	43,640	676,420
Dynavax Technologies Corp.*	73,740	711,591
Eagle Pharmaceuticals, Inc.*	12,389	977,368
Edge Therapeutics, Inc. (x)*	28,860	296,104
Editas Medicine, Inc. (x)*	50,769	851,904
Emergent BioSolutions, Inc.*	50,793	1,722,391
Enanta Pharmaceuticals, Inc.*	23,903	860,030
Epizyme, Inc. (x)*	60,691	916,434
Esperion Therapeutics, Inc. (x)*	22,626	1,047,131
Exact Sciences Corp.*	166,502	5,889,176
Fate Therapeutics, Inc. (x)*	55,122	178,595
FibroGen, Inc.*	89,956	2,905,579
Five Prime Therapeutics, Inc.*	40,910	1,231,800
Flexion Therapeutics, Inc. (x)*	42,729	863,980
Fortress Biotech, Inc. (x)*	44,095	209,451
Foundation Medicine, Inc. (x)*	21,661	861,025
Genocea Biosciences, Inc. (x)*	41,267	215,414
Genomic Health, Inc.*	29,781	969,372
Geron Corp. (x)*	216,738	600,364
Global Blood Therapeutics, Inc. (x)*	55,822	1,526,732
Halozyme Therapeutics, Inc. (x)*	165,564	2,122,530
Heron Therapeutics, Inc. (x)*	68,335	946,440
Idera Pharmaceuticals, Inc.*	146,606	252,162
Ignyta, Inc.*	75,051	776,778
Immune Design Corp.*	24,782	241,625
ImmunoGen, Inc. (x)*	125,918	895,277
Immunomedics, Inc. (x)*	154,772	1,366,637
Inovio Pharmaceuticals, Inc. (x)*	105,201	824,776
Insmed, Inc.*	95,252	1,634,524
Insys Therapeutics, Inc. (x)*	35,513	449,239
Intellia Therapeutics, Inc. (x)*	20,743	331,888
Invitae Corp. (x)*	57,791	552,482
Iovance Biotherapeutics, Inc. (x)*	77,588	570,272
Ironwood Pharmaceuticals, Inc. (x)*	204,152	3,854,390
Jounce Therapeutics, Inc.*	9,077	127,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Karyopharm Therapeutics, Inc.*	50,338	$455,559
Keryx Biopharmaceuticals, Inc. (x)*	126,889	917,407
Kindred Biosciences, Inc.*	30,605	263,203
Kite Pharma, Inc. (x)*	74,071	7,678,940
Kura Oncology, Inc.*	20,068	186,632
La Jolla Pharmaceutical Co. (x)*	26,433	786,910
Lexicon Pharmaceuticals, Inc. (x)*	65,744	1,081,489
Ligand Pharmaceuticals, Inc. (x)*	31,110	3,776,754
Loxo Oncology, Inc.*	30,317	2,431,120
MacroGenics, Inc.*	50,991	892,852
Madrigal Pharmaceuticals, Inc. (x)*	4,786	77,820
Matinas BioPharma Holdings, Inc. (x)*	77,248	130,549
MediciNova, Inc. (x)*	52,154	274,330
Merrimack Pharmaceuticals, Inc. (x)	179,486	222,563
MiMedx Group, Inc. (x)*	157,368	2,355,799
Minerva Neurosciences, Inc. (x)*	37,290	330,017
Miragen Therapeutics, Inc. (x)*	16,465	212,892
Momenta Pharmaceuticals, Inc.*	111,023	1,876,289
Myriad Genetics, Inc. (x)*	97,176	2,511,028
NantKwest, Inc. (x)*	44,983	341,421
Natera, Inc.*	46,748	507,683
NewLink Genetics Corp. (x)*	34,899	256,508
Novavax, Inc. (x)*	407,184	468,262
Novelion Therapeutics, Inc.*	21,077	194,541
Nymox Pharmaceutical Corp.*	40,838	179,687
Organovo Holdings, Inc. (x)*	160,150	421,195
Otonomy, Inc.*	42,123	794,019
Ovid therapeutics, Inc.*	7,206	75,591
PDL BioPharma, Inc.*	249,543	616,371
Pieris Pharmaceuticals, Inc. (x)*	51,396	260,064
Portola Pharmaceuticals, Inc.*	74,625	4,191,686
Progenics Pharmaceuticals, Inc.*	107,114	727,304
Protagonist Therapeutics, Inc. (x)*	16,098	182,068
Prothena Corp. plc (x)*	57,785	3,127,324
PTC Therapeutics, Inc. (x)*	48,958	897,400
Puma Biotechnology, Inc. (x)*	43,594	3,810,116
Ra Pharmaceuticals, Inc.*	17,490	327,763
Radius Health, Inc. (x)*	56,367	2,549,479
Recro Pharma, Inc. (x)*	19,248	135,313
REGENXBIO, Inc.*	41,426	818,164
Repligen Corp.*	52,013	2,155,419
Retrophin, Inc.*	57,780	1,120,354
Rigel Pharmaceuticals, Inc.*	176,708	482,413
Sage Therapeutics, Inc. (x)*	52,364	4,170,269
Sangamo Therapeutics, Inc. (x)*	108,785	957,308
Sarepta Therapeutics, Inc. (x)*	78,787	2,655,910
Selecta Biosciences, Inc.*	17,174	341,076
Seres Therapeutics, Inc. (x)*	30,970	349,961
Spark Therapeutics, Inc.*	35,161	2,100,518
Spectrum Pharmaceuticals, Inc.*	117,428	874,839
Stemline Therapeutics, Inc. (x)*	34,216	314,787
Strongbridge Biopharma plc (x)*	30,428	217,560

Syndax Pharmaceuticals, Inc. (x)*	12,873	$179,836
Synergy Pharmaceuticals, Inc. (x)*	342,584	1,524,499
Syros Pharmaceuticals, Inc.*	18,221	293,176
TG Therapeutics, Inc. (x)*	75,743	761,217
Tocagen, Inc. (x)*	12,388	149,028
Trevena, Inc.*	88,816	204,277
Ultragenyx Pharmaceutical, Inc. (x)*	60,286	3,744,363
Vanda Pharmaceuticals, Inc.*	66,560	1,084,928
VBI Vaccines, Inc. (x)*	29,066	126,437
Veracyte, Inc. (x)*	38,688	322,271
Versartis, Inc.*	47,835	834,721
Voyager Therapeutics, Inc. (x)*	22,435	201,018
vTv Therapeutics, Inc., Class A*	9,459	47,011
XBiotech, Inc. (x)*	25,238	118,619
Xencor, Inc.*	58,410	1,233,035
ZIOPHARM Oncology, Inc. (x)*	198,115	1,232,275

		159,929,088

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	33,225	1,761,590
Accuray, Inc.*	122,089	579,923
Analogic Corp.	18,956	1,377,153
AngioDynamics, Inc.*	54,423	882,197
Anika Therapeutics, Inc.*	21,618	1,066,632
Antares Pharma, Inc. (x)*	214,583	690,957
AtriCure, Inc.*	49,285	1,195,161
Atrion Corp.	2,093	1,346,427
AxoGen, Inc.*	41,483	694,840
Cantel Medical Corp.	55,140	4,295,957
Cardiovascular Systems, Inc.*	48,061	1,549,006
Cerus Corp. (x)*	155,711	390,835
ConforMIS, Inc.*	65,202	279,717
CONMED Corp.	42,003	2,139,633
Corindus Vascular Robotics, Inc. (x)*	122,030	226,976
CryoLife, Inc.*	48,442	966,418
Cutera, Inc.*	20,775	538,073
Endologix, Inc. (x)*	123,341	599,437
Entellus Medical, Inc. (x)*	17,571	290,976
Exactech, Inc.*	16,794	500,461
FONAR Corp.*	9,095	252,386
GenMark Diagnostics, Inc.*	66,826	790,552
Glaukos Corp.*	43,397	1,799,674
Globus Medical, Inc., Class A*	107,213	3,554,111
Haemonetics Corp.*	80,005	3,159,397
Halyard Health, Inc.*	70,607	2,773,443
ICU Medical, Inc.*	22,755	3,925,238
Inogen, Inc.*	25,796	2,461,454
Insulet Corp.*	88,171	4,524,054
Integer Holdings Corp.*	47,659	2,061,252
Integra LifeSciences Holdings Corp.*	93,297	5,085,619
Invacare Corp.	49,651	655,393
iRhythm Technologies, Inc.*	20,765	882,305
K2M Group Holdings, Inc.*	60,983	1,485,546
Lantheus Holdings, Inc.*	39,602	698,975
LeMaitre Vascular, Inc.	21,718	678,036
LivaNova plc*	73,410	4,493,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Masimo Corp.*	67,947	$6,195,406
Meridian Bioscience, Inc.	62,417	983,068
Merit Medical Systems, Inc.*	73,608	2,808,145
Natus Medical, Inc.*	49,080	1,830,684
Neogen Corp.*	56,074	3,875,274
Nevro Corp. (x)*	42,014	3,127,102
Novocure Ltd. (x)*	87,072	1,506,346
NuVasive, Inc.*	76,928	5,917,301
NxStage Medical, Inc.*	98,411	2,467,164
Obalon Therapeutics, Inc. (x)*	11,473	113,697
OraSure Technologies, Inc.*	85,618	1,477,767
Orthofix International NV*	26,056	1,211,083
Oxford Immunotec Global plc*	32,965	554,471
Penumbra, Inc.*	44,409	3,896,890
Pulse Biosciences, Inc. (x)*	13,723	473,855
Quidel Corp.*	42,237	1,146,312
Quotient Ltd.*	38,443	282,940
Rockwell Medical, Inc. (x)*	70,502	559,081
RTI Surgical, Inc.*	87,869	514,034
Sientra, Inc. (x)*	19,764	192,106
Spectranetics Corp. (The)*	66,288	2,545,459
STAAR Surgical Co.*	62,594	676,015
Surmodics, Inc.*	20,637	580,932
Tactile Systems Technology, Inc.*	13,569	387,802
Utah Medical Products, Inc.	5,462	395,449
Varex Imaging Corp.*	56,742	1,917,880
ViewRay, Inc. (x)*	43,440	281,057
Viveve Medical, Inc. (x)*	21,825	156,704
Wright Medical Group NV*	158,621	4,360,491

		111,087,745

Health Care Providers & Services (1.9%)
AAC Holdings, Inc. (x)*	14,609	101,240
Aceto Corp.	46,302	715,366
Addus HomeCare Corp.*	10,898	405,406
Almost Family, Inc.*	19,361	1,193,606
Amedisys, Inc.*	43,168	2,711,382
American Renal Associates Holdings, Inc. (x)*	16,098	298,618
AMN Healthcare Services, Inc.*	72,402	2,827,298
BioScrip, Inc. (x)*	168,412	457,239
BioTelemetry, Inc.*	42,650	1,426,643
Capital Senior Living Corp.*	37,634	572,413
Chemed Corp.	23,896	4,887,448
Civitas Solutions, Inc.*	25,501	446,268
Community Health Systems, Inc.*	144,205	1,436,282
CorVel Corp.*	14,441	685,225
Cross Country Healthcare, Inc.*	53,036	684,695
Diplomat Pharmacy, Inc.*	72,193	1,068,456
Ensign Group, Inc. (The)	72,435	1,576,910
Genesis Healthcare, Inc.*	51,409	89,452
HealthEquity, Inc.*	75,496	3,761,966
HealthSouth Corp.	136,213	6,592,708
Kindred Healthcare, Inc.	129,249	1,505,751
Landauer, Inc.	14,275	746,583
LHC Group, Inc.*	23,846	1,618,905
Magellan Health, Inc.*	35,961	2,621,557
Molina Healthcare, Inc.*	67,155	4,645,782
National HealthCare Corp.	17,289	1,212,650

National Research Corp., Class A	14,852	$399,519
Owens & Minor, Inc.	92,011	2,961,834
PharMerica Corp.*	46,300	1,215,375
Providence Service Corp. (The)*	17,114	866,140
R1 RCM, Inc. (x)*	153,583	575,936
RadNet, Inc.*	55,147	427,389
Select Medical Holdings Corp.*	163,542	2,510,370
Surgery Partners, Inc.*	27,457	624,647
Teladoc, Inc. (x)*	81,514	2,828,536
Tenet Healthcare Corp. (x)*	123,457	2,387,658
Tivity Health, Inc.*	55,468	2,210,400
Triple-S Management Corp., Class B*	35,789	605,192
US Physical Therapy, Inc.	18,155	1,096,562

		62,999,407

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	274,887	3,507,558
Castlight Health, Inc., Class B (x)*	94,654	392,814
Computer Programs & Systems, Inc. (x)	16,440	539,232
Cotiviti Holdings, Inc.*	40,825	1,516,241
Evolent Health, Inc., Class A (x)*	58,945	1,494,256
HealthStream, Inc.*	39,699	1,044,878
HMS Holdings Corp.*	127,096	2,351,276
Inovalon Holdings, Inc., Class A (x)*	94,044	1,236,679
Medidata Solutions, Inc.*	85,470	6,683,753
NantHealth, Inc. (x)*	24,128	102,061
Omnicell, Inc.*	55,726	2,401,791
Quality Systems, Inc.*	78,702	1,354,461
Simulations Plus, Inc. (x)	15,731	194,278
Tabula Rasa HealthCare, Inc.*	13,695	206,110
Vocera Communications, Inc.*	42,251	1,116,271

		24,141,659

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc. (x)*	39,340	1,075,949
Albany Molecular Research, Inc. (x)*	38,427	833,866
Cambrex Corp.*	49,345	2,948,364
Enzo Biochem, Inc.*	61,998	684,458
Fluidigm Corp.*	46,506	187,884
INC Research Holdings, Inc., Class A*	82,793	4,843,391
Luminex Corp.	61,118	1,290,812
Medpace Holdings, Inc. (x)*	12,147	352,263
NanoString Technologies, Inc.*	26,359	435,978
NeoGenomics, Inc. (x)*	85,378	764,987
Pacific Biosciences of California, Inc. (x)*	134,081	477,328
PAREXEL International Corp.*	76,416	6,641,314
PRA Health Sciences, Inc.*	58,856	4,414,789

		24,951,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc. (x)*	30,493	$826,970
Aerie Pharmaceuticals, Inc.*	46,075	2,421,241
Amphastar Pharmaceuticals, Inc.*	55,580	992,659
ANI Pharmaceuticals, Inc.*	12,106	566,561
Aratana Therapeutics, Inc. (x)*	60,793	439,533
Assembly Biosciences, Inc.*	20,790	429,314
Catalent, Inc.*	190,808	6,697,361
Cempra, Inc.*	66,611	306,411
Clearside Biomedical, Inc. (x)*	30,557	278,374
Collegium Pharmaceutical, Inc. (x)*	33,806	422,913
Corcept Therapeutics, Inc.*	137,884	1,627,031
Corium International, Inc. (x)*	29,355	218,988
Depomed, Inc.*	86,076	924,456
Dermira, Inc.*	57,653	1,680,008
Durect Corp. (x)*	227,332	354,638
Heska Corp.*	9,777	997,938
Horizon Pharma plc*	247,399	2,936,626
Impax Laboratories, Inc.*	110,164	1,773,640
Innoviva, Inc.*	115,709	1,481,075
Intersect ENT, Inc.*	39,488	1,103,690
Intra-Cellular Therapies, Inc.*	51,936	645,045
Lannett Co., Inc. (x)*	41,693	850,537
Medicines Co. (The) (x)*	104,599	3,975,808
MyoKardia, Inc. (x)*	25,742	337,220
Nektar Therapeutics*	224,520	4,389,366
Neos Therapeutics, Inc. (x)*	28,912	211,058
Ocular Therapeutix, Inc. (x)*	35,047	324,886
Omeros Corp. (x)*	63,187	1,257,737
Pacira Pharmaceuticals, Inc.*	59,583	2,842,109
Paratek Pharmaceuticals, Inc.*	35,608	858,153
Phibro Animal Health Corp., Class A	28,834	1,068,300
Prestige Brands Holdings, Inc.*	81,257	4,291,182
Reata Pharmaceuticals, Inc., Class A*	12,900	408,156
Revance Therapeutics, Inc.*	33,707	889,865
SciClone Pharmaceuticals, Inc.*	79,916	879,076
Sucampo Pharmaceuticals, Inc., Class A*	34,911	366,566
Supernus Pharmaceuticals, Inc.*	71,231	3,070,056
Teligent, Inc. (x)*	59,824	547,390
Tetraphase Pharmaceuticals, Inc.*	55,524	395,886
TherapeuticsMD, Inc. (x)*	237,960	1,254,049
Theravance Biopharma, Inc. (x)*	62,612	2,494,462
WaVe Life Sciences Ltd. (x)*	17,758	330,299
Zogenix, Inc. (x)*	39,423	571,634
Zynerba Pharmaceuticals, Inc. (x)*	17,160	291,205

		59,029,472

Total Health Care		442,138,754

Industrials (13.2%)
Aerospace & Defense (1.2%)
AAR Corp.	48,873	1,698,825
Aerojet Rocketdyne Holdings, Inc.*	105,064	2,185,331

Aerovironment, Inc.*	31,495	$1,203,109
Astronics Corp.*	32,431	988,173
Axon Enterprise, Inc. (x)*	78,706	1,978,669
Cubic Corp.	38,037	1,761,113
Curtiss-Wright Corp.	67,010	6,150,178
DigitalGlobe, Inc.*	93,564	3,115,681
Ducommun, Inc.*	15,060	475,595
Engility Holdings, Inc.*	27,253	773,985
Esterline Technologies Corp.*	39,748	3,768,110
KeyW Holding Corp. (The) (x)*	72,192	674,995
KLX, Inc.*	78,580	3,929,000
Kratos Defense & Security Solutions, Inc.*	108,226	1,284,643
Mercury Systems, Inc.*	71,041	2,990,116
Moog, Inc., Class A*	48,555	3,482,365
National Presto Industries, Inc.	7,730	854,165
Sparton Corp. (x)*	16,197	356,172
Triumph Group, Inc.	74,074	2,340,738
Vectrus, Inc.*	16,304	526,945

		40,537,908

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	78,842	1,717,179
Atlas Air Worldwide Holdings, Inc.*	34,953	1,822,799
Echo Global Logistics, Inc.*	44,194	879,461
Forward Air Corp.	45,179	2,407,136
Hub Group, Inc., Class A*	49,297	1,890,540
Park-Ohio Holdings Corp.	13,206	503,149
Radiant Logistics, Inc.*	53,320	286,862

		9,507,126

Airlines (0.3%)
Allegiant Travel Co.	19,734	2,675,930
Hawaiian Holdings, Inc.*	80,296	3,769,898
SkyWest, Inc.	77,249	2,711,440

		9,157,268

Building Products (1.1%)
AAON, Inc.	62,627	2,307,805
Advanced Drainage Systems, Inc. (x)	53,092	1,067,149
American Woodmark Corp.*	21,466	2,051,076
Apogee Enterprises, Inc.	42,962	2,441,960
Armstrong Flooring, Inc.*	34,168	613,999
Builders FirstSource, Inc.*	147,042	2,252,683
Caesarstone Ltd.*	34,540	1,210,627
Continental Building Products, Inc.*	60,132	1,401,076
CSW Industrials, Inc.*	22,786	880,679
Gibraltar Industries, Inc.*	47,952	1,709,489
Griffon Corp.	45,866	1,006,759
Insteel Industries, Inc.	26,984	889,662
JELD-WEN Holding, Inc.*	35,005	1,136,262
Masonite International Corp.*	45,253	3,416,602
NCI Building Systems, Inc.*	60,590	1,011,853
Patrick Industries, Inc.*	24,483	1,783,587
PGT Innovations, Inc.*	72,206	924,237
Ply Gem Holdings, Inc.*	34,041	611,036
Quanex Building Products Corp.	50,973	1,078,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Simpson Manufacturing Co., Inc.	62,444	$2,729,427
Trex Co., Inc.*	45,109	3,052,075
Universal Forest Products, Inc.	30,307	2,646,104

		36,222,226

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	84,076	3,490,836
ACCO Brands Corp.*	166,394	1,938,490
Advanced Disposal Services, Inc.*	38,011	863,990
Aqua Metals, Inc. (x)*	24,999	313,737
ARC Document Solutions, Inc.*	56,546	235,231
Brady Corp., Class A	69,769	2,365,169
Brink’s Co. (The)	69,482	4,655,294
Casella Waste Systems, Inc., Class A*	61,104	1,002,717
CECO Environmental Corp.	46,154	423,694
Covanta Holding Corp. (x)	177,795	2,346,894
Deluxe Corp.	73,395	5,080,402
Ennis, Inc.	38,390	733,249
Essendant, Inc.	55,503	823,109
Healthcare Services Group, Inc.	107,691	5,043,170
Heritage-Crystal Clean, Inc.*	20,987	333,693
Herman Miller, Inc.	89,743	2,728,187
HNI Corp.	66,370	2,646,172
Hudson Technologies, Inc.*	55,218	466,592
InnerWorkings, Inc.*	69,032	800,771
Interface, Inc.	94,539	1,857,691
Kimball International, Inc., Class B	53,977	900,876
Knoll, Inc.	72,615	1,455,931
LSC Communications, Inc.	50,835	1,087,869
Matthews International Corp., Class A	47,545	2,912,131
McGrath RentCorp	35,093	1,215,271
Mobile Mini, Inc.	67,649	2,019,323
MSA Safety, Inc.	50,392	4,090,319
Multi-Color Corp.	20,950	1,709,520
NL Industries, Inc.*	10,418	73,447
Quad/Graphics, Inc.	48,141	1,103,392
RR Donnelley & Sons Co.	110,347	1,383,751
SP Plus Corp.*	27,189	830,624
Steelcase, Inc., Class A	130,034	1,820,476
Team, Inc.*	43,974	1,031,190
Tetra Tech, Inc.	87,040	3,982,080
UniFirst Corp.	22,918	3,224,563
US Ecology, Inc.	32,520	1,642,260
Viad Corp.	30,909	1,460,450
VSE Corp.	13,048	586,899
West Corp.	67,540	1,575,033

		72,254,493

Construction & Engineering (1.1%)
Aegion Corp.*	50,695	1,109,207
Ameresco, Inc., Class A*	27,670	213,059
Argan, Inc.	22,133	1,327,980
Chicago Bridge & Iron Co. NV (x)	152,512	3,009,062
Comfort Systems USA, Inc.	55,506	2,059,273
Dycom Industries, Inc.*	46,436	4,156,950
EMCOR Group, Inc.	89,462	5,849,025

Granite Construction, Inc.	60,425	$2,914,902
Great Lakes Dredge & Dock Corp.*	84,231	362,193
HC2 Holdings, Inc.*	60,118	353,494
IES Holdings, Inc.*	14,551	264,101
KBR, Inc. (x)	217,713	3,313,592
Layne Christensen Co.*	24,787	217,878
MasTec, Inc.*	101,171	4,567,870
MYR Group, Inc.*	24,051	746,062
Northwest Pipe Co.*	13,294	216,160
NV5 Global, Inc.*	12,466	529,805
Orion Group Holdings, Inc.*	38,279	285,944
Primoris Services Corp.	59,522	1,484,479
Sterling Construction Co., Inc.*	38,138	498,464
Tutor Perini Corp.*	56,043	1,611,236

		35,090,736

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	10,287	280,012
Atkore International Group, Inc.*	49,776	1,122,449
AZZ, Inc.	39,096	2,181,557
Babcock & Wilcox Enterprises, Inc.*	75,502	887,904
Encore Wire Corp.	31,366	1,339,328
Energous Corp. (x)*	28,223	458,906
EnerSys	66,161	4,793,365
Generac Holdings, Inc.*	93,607	3,382,021
General Cable Corp.	73,815	1,206,875
LSI Industries, Inc.	34,535	312,542
Plug Power, Inc. (x)*	337,687	688,881
Powell Industries, Inc.	13,890	444,341
Preformed Line Products Co.	4,838	224,580
Revolution Lighting Technologies, Inc. (x)*	17,669	116,439
Sunrun, Inc. (x)*	129,503	922,061
Thermon Group Holdings, Inc.*	47,495	910,479
TPI Composites, Inc.*	16,073	297,029
Vicor Corp.*	25,086	449,039
Vivint Solar, Inc. (x)*	39,018	228,255

		20,246,063

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	53,858	1,793,471

Machinery (3.2%)
Actuant Corp., Class A	91,383	2,248,022
Alamo Group, Inc.	14,407	1,308,300
Albany International Corp., Class A	43,259	2,310,031
Altra Industrial Motion Corp.	43,380	1,726,524
American Railcar Industries, Inc. (x)	11,101	425,168
Astec Industries, Inc.	32,133	1,783,703
Barnes Group, Inc.	75,756	4,433,999
Blue Bird Corp.*	10,069	171,173
Briggs & Stratton Corp.	63,575	1,532,158
Chart Industries, Inc.*	47,081	1,635,123
CIRCOR International, Inc.	25,474	1,512,646
Columbus McKinnon Corp.	28,892	734,435
Commercial Vehicle Group, Inc.*	37,282	315,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

DMC Global, Inc.	22,571	$295,680
Douglas Dynamics, Inc.	33,534	1,103,269
Eastern Co. (The)	8,012	240,761
Energy Recovery, Inc. (x)*	57,735	478,623
EnPro Industries, Inc.	31,874	2,274,847
ESCO Technologies, Inc.	38,692	2,307,978
ExOne Co. (The) (x)*	17,967	205,722
Federal Signal Corp.	90,088	1,563,928
Franklin Electric Co., Inc.	70,400	2,914,560
FreightCar America, Inc.	20,172	350,791
Gencor Industries, Inc.*	11,016	178,459
Global Brass & Copper Holdings, Inc.	31,999	977,569
Gorman-Rupp Co. (The)	28,125	716,344
Graham Corp.	15,818	310,982
Greenbrier Cos., Inc. (The) (x)	41,627	1,925,249
Hardinge, Inc.	14,883	184,847
Harsco Corp.*	123,356	1,986,032
Hillenbrand, Inc.	95,984	3,465,022
Hurco Cos., Inc.	10,089	350,593
Hyster-Yale Materials Handling, Inc.	15,603	1,096,111
John Bean Technologies Corp.	47,726	4,677,147
Kadant, Inc.	16,720	1,257,344
Kennametal, Inc.	121,726	4,554,987
LB Foster Co., Class A	11,592	248,648
Lindsay Corp. (x)	16,208	1,446,564
Lydall, Inc.*	25,202	1,302,943
Manitowoc Co., Inc. (The)*	196,217	1,179,264
Meritor, Inc.*	127,958	2,125,382
Milacron Holdings Corp.*	67,978	1,195,733
Miller Industries, Inc.	15,282	379,758
Mueller Industries, Inc.	86,237	2,625,917
Mueller Water Products, Inc., Class A	233,336	2,725,364
Navistar International Corp.*	75,578	1,982,411
NN, Inc.	41,117	1,128,662
Omega Flex, Inc.	4,531	291,796
Proto Labs, Inc. (x)*	37,255	2,505,399
RBC Bearings, Inc.*	35,093	3,571,064
REV Group, Inc.	19,985	553,185
Rexnord Corp.*	157,804	3,668,943
Spartan Motors, Inc.	51,074	452,005
SPX Corp.*	84,640	2,129,542
SPX FLOW, Inc.*	48,833	1,800,961
Standex International Corp.	19,257	1,746,610
Sun Hydraulics Corp.	35,999	1,536,077
Supreme Industries, Inc., Class A	21,754	357,853
Tennant Co.	26,463	1,952,969
Titan International, Inc.	75,363	905,110
TriMas Corp.*	68,888	1,436,315
Twin Disc, Inc.*	11,797	190,404
Wabash National Corp. (x)	91,002	2,000,224
Watts Water Technologies, Inc., Class A	42,674	2,696,997
Woodward, Inc.	80,629	5,448,907

		103,138,167

Marine (0.1%)
Costamare, Inc.	53,636	392,079
Eagle Bulk Shipping, Inc.*	54,801	259,209

Genco Shipping & Trading Ltd. (x)*	10,164	$96,253
Matson, Inc.	65,058	1,954,342
Navios Maritime Holdings, Inc.*	127,248	174,330
Safe Bulkers, Inc.*	69,697	159,606
Scorpio Bulkers, Inc.*	90,007	639,050

		3,674,869

Professional Services (1.1%)
Acacia Research Corp.*	70,128	287,525
Advisory Board Co. (The)*	62,043	3,195,215
Barrett Business Services, Inc.	11,017	631,164
BG Staffing, Inc. (x)	10,164	176,650
CBIZ, Inc.*	79,821	1,197,315
Cogint, Inc. (x)*	32,588	164,569
CRA International, Inc.	12,933	469,727
Exponent, Inc.	39,257	2,288,683
Franklin Covey Co.*	14,199	274,041
FTI Consulting, Inc.*	62,897	2,198,879
GP Strategies Corp.*	18,537	489,377
Heidrick & Struggles International, Inc.	28,804	626,487
Hill International, Inc.*	48,692	253,198
Huron Consulting Group, Inc.*	33,158	1,432,426
ICF International, Inc.*	27,318	1,286,678
Insperity, Inc.	27,275	1,936,525
Kelly Services, Inc., Class A	46,074	1,034,361
Kforce, Inc.	34,405	674,338
Korn/Ferry International	77,575	2,678,665
Mistras Group, Inc.*	25,187	553,358
Navigant Consulting, Inc.*	71,652	1,415,844
On Assignment, Inc.*	76,975	4,168,195
Pendrell Corp.*	15,235	110,149
Resources Connection, Inc.	46,132	632,008
RPX Corp.*	69,982	976,249
TriNet Group, Inc.*	62,816	2,056,596
TrueBlue, Inc.*	64,791	1,716,962
WageWorks, Inc.*	56,511	3,797,539
Willdan Group, Inc. (x)*	11,678	356,763

		37,079,486

Road & Rail (0.7%)
ArcBest Corp.	40,398	832,199
Avis Budget Group, Inc.*	113,616	3,098,308
Covenant Transportation Group, Inc., Class A*	17,450	305,899
Daseke, Inc.*	29,762	331,251
Heartland Express, Inc.	71,217	1,482,738
Hertz Global Holdings, Inc.*	82,580	949,670
Knight Transportation, Inc. (x)	110,787	4,104,658
Marten Transport Ltd.	35,174	963,768
Roadrunner Transportation Systems, Inc.*	44,534	323,762
Saia, Inc.*	38,539	1,977,051
Schneider National, Inc., Class B	49,239	1,101,476
Swift Transportation Co. (x)*	110,738	2,934,557
Universal Logistics Holdings, Inc.	14,540	218,100
Werner Enterprises, Inc.	71,880	2,109,678
YRC Worldwide, Inc.*	50,107	557,190

		21,290,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	73,764	$1,604,367
Applied Industrial Technologies, Inc.	57,878	3,417,695
Beacon Roofing Supply, Inc.*	91,759	4,496,190
BMC Stock Holdings, Inc.*	99,027	2,163,740
CAI International, Inc.*	24,028	567,061
DXP Enterprises, Inc.*	24,625	849,563
EnviroStar, Inc. (x)	5,152	139,362
Foundation Building Materials, Inc.*	19,375	249,163
GATX Corp. (x)	59,418	3,818,794
GMS, Inc.*	35,829	1,006,795
H&E Equipment Services, Inc.	49,536	1,011,030
Herc Holdings, Inc.*	36,635	1,440,488
Huttig Building Products, Inc. (x)*	35,392	248,098
Kaman Corp.	40,980	2,043,673
Lawson Products, Inc.*	10,706	237,138
MRC Global, Inc.*	135,392	2,236,676
Neff Corp., Class A*	11,899	226,081
Nexeo Solutions, Inc. (x)*	37,834	314,022
NOW, Inc.*	161,377	2,594,942
Rush Enterprises, Inc., Class A*	45,251	1,682,433
Rush Enterprises, Inc., Class B*	9,062	329,947
SiteOne Landscape Supply, Inc. (x)*	51,566	2,684,525
Textainer Group Holdings Ltd.*	41,937	608,087
Titan Machinery, Inc.*	27,733	498,639
Triton International Ltd.	66,099	2,210,351
Veritiv Corp.*	17,334	780,030
Willis Lease Finance Corp.*	6,061	162,011

		37,620,901

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	87,632	950,807

Total Industrials		428,563,826

Information Technology (15.3%)
Communications Equipment (1.7%)
Acacia Communications, Inc. (x)*	28,054	1,163,399
ADTRAN, Inc.	72,406	1,495,184
Aerohive Networks, Inc.*	50,768	253,840
Applied Optoelectronics, Inc. (x)*	27,832	1,719,739
CalAmp Corp.*	53,100	1,079,523
Calix, Inc.*	68,760	471,006
Ciena Corp.*	214,148	5,357,985
Clearfield, Inc. (x)*	16,760	221,232
Comtech Telecommunications Corp.	35,115	666,132
Digi International, Inc.*	40,250	408,538
EMCORE Corp.	39,176	417,224
Extreme Networks, Inc.*	165,414	1,525,117
Finisar Corp.*	169,076	4,392,594
Harmonic, Inc.*	120,802	634,211
Infinera Corp.*	218,788	2,334,468
InterDigital, Inc.	52,647	4,069,613
KVH Industries, Inc.*	26,580	252,510
Lumentum Holdings, Inc.*	92,384	5,270,507
NETGEAR, Inc.*	48,701	2,099,013

NetScout Systems, Inc.*	134,278	$4,619,163
Oclaro, Inc. (x)*	250,982	2,344,172
Plantronics, Inc.	50,063	2,618,796
Quantenna Communications, Inc. (x)*	31,629	600,951
ShoreTel, Inc.*	107,558	623,836
Sonus Networks, Inc.*	75,234	559,741
Ubiquiti Networks, Inc. (x)*	35,121	1,825,238
ViaSat, Inc. (x)*	80,625	5,337,375
Viavi Solutions, Inc.*	347,383	3,657,943

		56,019,050

Electronic Equipment, Instruments & Components (2.6%)
Akoustis Technologies, Inc. (x)*	12,338	107,834
Anixter International, Inc.*	44,142	3,451,904
AVX Corp.	67,995	1,111,038
Badger Meter, Inc.	41,786	1,665,172
Bel Fuse, Inc., Class B	13,809	341,082
Belden, Inc.	63,711	4,805,721
Benchmark Electronics, Inc.*	76,494	2,470,756
Control4 Corp.*	37,011	725,786
CTS Corp.	48,071	1,038,334
Daktronics, Inc.	58,344	561,853
Electro Scientific Industries, Inc.*	46,222	380,869
ePlus, Inc.*	19,885	1,473,479
Fabrinet*	55,094	2,350,310
FARO Technologies, Inc.*	24,599	929,842
Fitbit, Inc., Class A (x)*	263,553	1,399,466
II-VI, Inc.*	92,170	3,161,431
Insight Enterprises, Inc.*	54,085	2,162,859
Iteris, Inc.*	34,075	211,947
Itron, Inc.*	52,051	3,526,455
KEMET Corp.*	69,089	884,339
Kimball Electronics, Inc.*	39,901	720,213
Knowles Corp. (x)*	133,521	2,259,175
Littelfuse, Inc.	34,074	5,622,210
Maxwell Technologies, Inc.*	53,698	321,651
Mesa Laboratories, Inc.	4,836	693,047
Methode Electronics, Inc.	54,895	2,261,674
MicroVision, Inc. (x)*	99,859	211,701
MTS Systems Corp.	25,187	1,304,687
Napco Security Technologies, Inc.*	16,633	156,350
Novanta, Inc.*	48,072	1,730,592
OSI Systems, Inc.*	26,700	2,006,505
Park Electrochemical Corp.	27,413	504,947
PC Connection, Inc.	16,489	446,192
PCM, Inc. (x)*	14,922	279,788
Plexus Corp.*	51,115	2,687,116
Radisys Corp.*	50,425	189,598
Rogers Corp.*	27,573	2,994,979
Sanmina Corp.*	112,370	4,281,297
ScanSource, Inc.*	37,202	1,499,241
SYNNEX Corp.	43,771	5,250,769
Systemax, Inc.	17,666	332,121
Tech Data Corp.*	53,220	5,375,220
TTM Technologies, Inc.*	139,999	2,430,383
VeriFone Systems, Inc.*	168,541	3,050,592
Vishay Intertechnology, Inc.	204,161	3,389,073
Vishay Precision Group, Inc.*	14,307	247,511

		83,007,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (2.6%)
2U, Inc.*	66,387	$3,114,878
Alarm.com Holdings, Inc.*	30,746	1,156,972
Alteryx, Inc., Class A (x)*	13,421	261,978
Amber Road, Inc.*	28,748	246,370
Angie’s List, Inc.*	60,244	770,521
Appfolio, Inc., Class A*	12,686	413,564
Apptio, Inc., Class A (x)*	26,883	466,420
Bankrate, Inc.*	71,117	913,853
Bazaarvoice, Inc.*	130,974	648,321
Benefitfocus, Inc. (x)*	23,966	871,164
Blucora, Inc.*	62,676	1,328,731
Box, Inc., Class A*	119,075	2,171,928
Brightcove, Inc.*	53,064	328,997
Carbonite, Inc.*	37,875	825,675
Care.com, Inc.*	20,284	306,288
Cars.com, Inc. (x)*	105,816	2,817,880
ChannelAdvisor Corp.*	38,988	450,311
Cimpress NV (x)*	38,397	3,629,668
Cloudera, Inc. (x)*	21,904	350,902
CommerceHub, Inc., Series A*	20,873	363,608
CommerceHub, Inc., Series C*	43,326	755,605
Cornerstone OnDemand, Inc.*	78,887	2,820,210
Coupa Software, Inc. (x)*	45,044	1,305,375
DHI Group, Inc.*	72,867	207,671
Endurance International Group Holdings, Inc. (x)*	88,268	737,038
Envestnet, Inc.*	65,538	2,595,305
Five9, Inc.*	78,944	1,698,875
Global Sources Ltd.*	12,984	259,680
Gogo, Inc. (x)*	87,758	1,011,850
GrubHub, Inc. (x)*	130,307	5,681,385
GTT Communications, Inc.*	46,948	1,485,904
Hortonworks, Inc.*	72,459	933,272
Instructure, Inc.*	32,087	946,567
Internap Corp.*	118,817	436,058
j2 Global, Inc.	70,715	6,017,140
Leaf Group Ltd.*	16,073	125,369
Limelight Networks, Inc.*	114,264	330,223
Liquidity Services, Inc.*	40,657	258,172
LivePerson, Inc.*	80,350	883,850
Meet Group, Inc. (The) (x)*	101,847	514,327
MINDBODY, Inc., Class A*	55,847	1,519,038
MuleSoft, Inc., Class A (x)*	22,937	572,049
New Relic, Inc.*	44,464	1,912,397
NIC, Inc.	97,410	1,845,920
Nutanix, Inc., Class A (x)*	52,876	1,065,451
Okta, Inc. (x)*	16,716	381,125
Ominto, Inc. (x)*	19,093	291,168
Q2 Holdings, Inc.*	47,448	1,753,204
QuinStreet, Inc.*	59,912	249,833
Quotient Technology, Inc. (x)*	111,154	1,278,271
Reis, Inc.	13,667	290,424
Rightside Group Ltd.*	15,026	159,576
Rocket Fuel, Inc. (x)*	52,118	143,325
Shutterstock, Inc.*	28,202	1,243,144
SPS Commerce, Inc.*	25,490	1,625,242
Stamps.com, Inc. (x)*	24,065	3,727,067
TechTarget, Inc.*	31,272	324,291
Trade Desk, Inc. (The), Class A*	26,312	1,318,494
TrueCar, Inc.*	94,847	1,890,301

Tucows, Inc., Class A (x)*	13,600	$727,600
Twilio, Inc., Class A (x)*	94,228	2,742,977
Veritone, Inc. (x)*	4,229	49,522
Web.com Group, Inc.*	58,351	1,476,280
WebMD Health Corp.*	56,134	3,292,259
Xactly Corp.*	39,798	622,839
XO Group, Inc.*	38,424	677,031
Yelp, Inc. (x)*	117,766	3,535,335
Yext, Inc. (x)*	19,447	259,229

		85,415,297

IT Services (1.8%)
Acxiom Corp.*	119,495	3,104,480
Blackhawk Network Holdings, Inc.*	83,819	3,654,508
CACI International, Inc., Class A*	37,044	4,632,352
CardConnect Corp. (x)*	23,863	359,138
Cardtronics plc, Class A*	70,033	2,301,284
Cass Information Systems, Inc.	17,131	1,124,479
Convergys Corp.	143,221	3,405,795
CSG Systems International, Inc.	51,003	2,069,702
EPAM Systems, Inc.*	74,583	6,271,685
Everi Holdings, Inc.*	96,111	699,688
EVERTEC, Inc.	93,387	1,615,595
ExlService Holdings, Inc.*	50,066	2,782,668
Forrester Research, Inc.	16,260	636,579
Hackett Group, Inc. (The)	36,572	566,866
Information Services Group, Inc.*	58,102	238,799
ManTech International Corp., Class A	38,879	1,608,813
MAXIMUS, Inc.	97,426	6,101,790
MoneyGram International, Inc.*	43,712	754,032
NCI, Inc., Class A*	11,213	236,594
NeuStar, Inc., Class A*	22,545	751,876
Perficient, Inc.*	53,113	990,026
Planet Payment, Inc.*	60,912	201,010
Presidio, Inc. (x)*	28,736	411,212
Science Applications International Corp.	66,367	4,607,197
ServiceSource International, Inc.*	112,615	436,946
StarTek, Inc.*	15,873	194,286
Sykes Enterprises, Inc.*	59,520	1,995,706
Syntel, Inc.	52,537	891,028
TeleTech Holdings, Inc.	21,676	884,381
Travelport Worldwide Ltd.	188,176	2,589,302
Unisys Corp. (x)*	74,867	958,298
Virtusa Corp.*	42,549	1,250,941

		58,327,056

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	60,375	3,905,659
Alpha & Omega Semiconductor Ltd.*	27,735	462,342
Ambarella, Inc. (x)*	49,297	2,393,369
Amkor Technology, Inc.*	152,287	1,487,844
Axcelis Technologies, Inc.*	45,506	953,351
AXT, Inc. (x)*	55,535	352,647
Brooks Automation, Inc.	103,886	2,253,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Cabot Microelectronics Corp.	37,693	$2,782,874
CEVA, Inc.*	32,807	1,491,078
Cirrus Logic, Inc.*	97,861	6,137,843
Cohu, Inc.	41,754	657,208
Cree, Inc.*	147,472	3,635,185
CyberOptics Corp. (x)*	10,229	211,229
Diodes, Inc.*	56,648	1,361,251
DSP Group, Inc.*	34,516	400,386
Entegris, Inc.*	216,090	4,743,176
FormFactor, Inc.*	108,886	1,350,186
GSI Technology, Inc. (x)*	20,568	161,664
Ichor Holdings Ltd.*	17,816	359,171
Impinj, Inc. (x)*	27,270	1,326,686
Inphi Corp. (x)*	63,926	2,192,662
Integrated Device Technology, Inc.*	204,272	5,268,175
IXYS Corp.*	36,198	595,457
Kopin Corp.*	87,727	325,467
Lattice Semiconductor Corp.*	182,598	1,216,103
MACOM Technology Solutions Holdings, Inc.*	61,459	3,427,568
MaxLinear, Inc.*	91,470	2,551,098
MKS Instruments, Inc.	81,654	5,495,314
Monolithic Power Systems, Inc.	60,422	5,824,681
Nanometrics, Inc.*	37,380	945,340
NeoPhotonics Corp. (x)*	46,770	361,064
NVE Corp.	7,047	542,619
PDF Solutions, Inc.*	41,938	689,880
Photronics, Inc.*	103,562	973,483
Pixelworks, Inc. (x)*	42,809	196,493
Power Integrations, Inc.	43,294	3,156,133
Rambus, Inc.*	169,308	1,935,190
Rudolph Technologies, Inc.*	47,718	1,090,356
Semtech Corp.*	98,451	3,519,623
Sigma Designs, Inc.*	58,211	340,534
Silicon Laboratories, Inc.*	63,545	4,343,301
SunPower Corp. (x)*	89,363	834,650
Synaptics, Inc.*	52,281	2,703,451
Ultra Clean Holdings, Inc.*	50,618	949,088
Veeco Instruments, Inc.*	71,390	1,988,212
Xcerra Corp.*	81,117	792,513
Xperi Corp.	73,762	2,198,108

		90,882,999

Software (3.3%)
8x8, Inc.*	133,798	1,946,761
A10 Networks, Inc.*	73,956	624,189
ACI Worldwide, Inc.*	176,647	3,951,593
Agilysys, Inc.*	25,274	255,773
American Software, Inc., Class A	38,051	391,545
Aspen Technology, Inc.*	113,932	6,295,882
Barracuda Networks, Inc.*	38,153	879,808
Blackbaud, Inc. (x)	72,197	6,190,893
Blackline, Inc.*	16,624	594,142
Bottomline Technologies de, Inc.*	59,519	1,529,043
BroadSoft, Inc. (x)*	46,615	2,006,776
Callidus Software, Inc.*	97,709	2,364,558
CommVault Systems, Inc.*	59,285	3,346,638
Digimarc Corp. (x)*	15,589	625,898
Ebix, Inc. (x)	36,497	1,967,188

Ellie Mae, Inc.*	51,396	$5,648,934
EnerNOC, Inc.*	36,904	286,006
Everbridge, Inc.*	25,511	621,448
Exa Corp.*	19,141	264,146
Fair Isaac Corp.	46,775	6,520,902
Gigamon, Inc. (x)*	54,904	2,160,472
Glu Mobile, Inc. (x)*	162,609	406,523
Guidance Software, Inc.*	31,635	209,107
HubSpot, Inc.*	51,017	3,354,368
Imperva, Inc.*	50,761	2,428,914
Inspired Entertainment, Inc.*	5,355	69,615
Majesco*	11,912	58,726
MicroStrategy, Inc., Class A*	14,401	2,760,240
Mitek Systems, Inc.*	49,503	415,825
MobileIron, Inc.*	82,385	498,429
Model N, Inc.*	36,983	491,874
Monotype Imaging Holdings, Inc.	62,736	1,148,069
Park City Group, Inc. (x)*	22,715	275,987
Paycom Software, Inc. (x)*	74,810	5,117,752
Paylocity Holding Corp. (x)*	39,402	1,780,182
Pegasystems, Inc.	55,961	3,265,324
Progress Software Corp.	72,311	2,233,687
Proofpoint, Inc. (x)*	65,155	5,657,409
PROS Holdings, Inc.*	39,908	1,093,080
QAD, Inc., Class A	13,764	441,136
QAD, Inc., Class B	249	6,686
Qualys, Inc.*	47,623	1,943,018
Rapid7, Inc.*	31,920	537,214
RealNetworks, Inc.*	29,930	129,597
RealPage, Inc.*	88,980	3,198,831
RingCentral, Inc., Class A*	94,701	3,461,322
Rosetta Stone, Inc.*	26,447	285,099
Rubicon Project, Inc. (The)*	66,259	340,571
SecureWorks Corp., Class A*	14,823	137,706
Silver Spring Networks, Inc. (x)*	63,256	713,528
Synchronoss Technologies, Inc.*	62,358	1,025,789
Telenav, Inc.*	46,275	374,828
TiVo Corp.	177,128	3,303,437
Upland Software, Inc.*	10,965	241,120
Varonis Systems, Inc.*	28,971	1,077,721
VASCO Data Security International, Inc.*	44,297	635,662
Verint Systems, Inc.*	94,727	3,855,389
VirnetX Holding Corp. (x)*	77,376	352,061
Workiva, Inc.*	37,593	716,147
Zendesk, Inc.*	147,295	4,091,855
Zix Corp.*	76,929	437,726

		107,044,149

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	165,833	3,101,077
Avid Technology, Inc.*	51,438	270,564
CPI Card Group, Inc. (x)	35,416	100,936
Cray, Inc.*	59,179	1,088,894
Diebold Nixdorf, Inc.	114,389	3,202,892
Eastman Kodak Co. (x)*	24,214	220,347
Electronics For Imaging, Inc.*	70,235	3,327,734
Immersion Corp.*	47,035	427,078
Intevac, Inc.*	28,675	318,293
Pure Storage, Inc., Class A*	140,731	1,802,764
Quantum Corp.*	41,389	323,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Stratasys Ltd.*	75,626	$1,762,842
Super Micro Computer, Inc.*	59,214	1,459,625
USA Technologies, Inc. (x)*	62,311	324,017

		17,730,311

Total Information Technology		498,425,971

Materials (4.0%)
Chemicals (2.0%)
A Schulman, Inc.	43,341	1,386,912
AdvanSix, Inc.*	45,152	1,410,548
AgroFresh Solutions, Inc. (x)*	29,258	210,072
American Vanguard Corp.	42,666	735,989
Balchem Corp.	48,210	3,746,399
Calgon Carbon Corp.	76,314	1,152,341
Chase Corp.	10,921	1,165,271
Codexis, Inc. (x)*	58,817	320,553
Core Molding Technologies, Inc.*	10,536	227,683
Ferro Corp.*	126,015	2,304,814
Flotek Industries, Inc. (x)*	86,180	770,449
FutureFuel Corp.	39,460	595,451
GCP Applied Technologies, Inc.*	108,791	3,318,126
Hawkins, Inc.	14,456	670,036
HB Fuller Co.	76,845	3,927,548
Ingevity Corp.*	65,062	3,734,559
Innophos Holdings, Inc.	29,589	1,297,182
Innospec, Inc.	36,188	2,372,123
Intrepid Potash, Inc. (x)*	138,315	312,592
KMG Chemicals, Inc.	13,479	656,023
Koppers Holdings, Inc.*	31,579	1,141,581
Kraton Corp.*	45,718	1,574,528
Kronos Worldwide, Inc.	34,768	633,473
LSB Industries, Inc. (x)*	32,279	333,442
Minerals Technologies, Inc.	53,301	3,901,633
OMNOVA Solutions, Inc.*	65,164	635,349
PolyOne Corp.	123,391	4,780,167
Quaker Chemical Corp.	19,833	2,880,347
Rayonier Advanced Materials, Inc. (x)	66,874	1,051,259
Sensient Technologies Corp.	67,307	5,420,232
Stepan Co.	30,307	2,640,952
Trecora Resources*	32,064	360,720
Tredegar Corp.	38,058	580,385
Trinseo SA	67,428	4,632,304
Tronox Ltd., Class A	98,821	1,494,174
Valhi, Inc.	38,926	115,999

		62,491,216

Construction Materials (0.2%)
Forterra, Inc. (x)*	30,385	250,069
Summit Materials, Inc., Class A*	162,508	4,691,605
United States Lime & Minerals, Inc.	3,143	246,631
US Concrete, Inc. (x)*	23,210	1,823,146

		7,011,451

Containers & Packaging (0.1%)
Greif, Inc., Class A	39,201	2,186,632
Greif, Inc., Class B	8,783	530,493

Myers Industries, Inc.	35,487	$636,992
UFP Technologies, Inc.*	10,667	301,876

		3,655,993

Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	481,747	3,165,078
Allegheny Technologies, Inc. (x)	163,212	2,776,236
Ampco-Pittsburgh Corp.	10,985	162,029
Carpenter Technology Corp.	70,867	2,652,552
Century Aluminum Co.*	75,084	1,169,809
Cliffs Natural Resources, Inc.*	452,533	3,131,528
Coeur Mining, Inc.*	275,291	2,361,997
Commercial Metals Co.	175,255	3,405,204
Compass Minerals International, Inc. (x)	51,220	3,344,666
Gold Resource Corp.	86,099	351,284
Handy & Harman Ltd.*	3,696	116,054
Haynes International, Inc.	19,474	707,101
Hecla Mining Co.	594,912	3,034,051
Kaiser Aluminum Corp.	25,415	2,249,736
Klondex Mines Ltd.*	262,345	884,103
Materion Corp.	30,436	1,138,306
Olympic Steel, Inc.	14,860	289,473
Ramaco Resources, Inc. (x)*	8,337	50,439
Ryerson Holding Corp.*	27,264	269,914
Schnitzer Steel Industries, Inc., Class A	40,513	1,020,928
SunCoke Energy, Inc.*	98,732	1,076,179
TimkenSteel Corp.*	61,277	941,827
Warrior Met Coal, Inc.	25,079	429,603
Worthington Industries, Inc.	67,839	3,406,874

		38,134,971

Paper & Forest Products (0.5%)
Boise Cascade Co.*	58,738	1,785,635
Clearwater Paper Corp.*	25,137	1,175,155
Deltic Timber Corp.	16,565	1,236,743
KapStone Paper and Packaging Corp.	131,482	2,712,474
Louisiana-Pacific Corp.*	220,553	5,317,534
Neenah Paper, Inc.	25,005	2,006,651
PH Glatfelter Co.	65,760	1,284,950
Schweitzer-Mauduit International, Inc.	46,419	1,728,179
Verso Corp., Class A (x)*	51,841	243,134

		17,490,455

Total Materials		128,784,086

Real Estate (6.7%)
Equity Real Estate Investment Trusts (REITs) (6.2%)
Acadia Realty Trust (REIT)	125,087	3,477,419
Agree Realty Corp. (REIT)	37,948	1,740,675
Alexander’s, Inc. (REIT)	3,321	1,399,669
Altisource Residential Corp. (REIT)	78,374	1,014,160
American Assets Trust, Inc. (REIT)	61,532	2,423,745
Armada Hoffler Properties, Inc. (REIT)	69,620	901,579
Ashford Hospitality Prime, Inc. (REIT)	36,733	377,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ashford Hospitality Trust, Inc. (REIT)	119,015	$723,611
Bluerock Residential Growth REIT, Inc. (REIT) (x)	38,695	498,779
Care Capital Properties, Inc. (REIT)	68,007	1,815,787
CareTrust REIT, Inc. (REIT)	110,099	2,041,235
CatchMark Timber Trust, Inc. (REIT), Class A	57,370	652,297
CBL & Associates Properties, Inc. (REIT) (x)	252,717	2,130,404
Cedar Realty Trust, Inc. (REIT)	133,406	647,019
Chatham Lodging Trust (REIT)	56,884	1,142,800
Chesapeake Lodging Trust (REIT)	90,399	2,212,064
City Office REIT, Inc. (REIT)	46,760	593,852
Clipper Realty, Inc. (REIT)	22,174	273,627
Colony Starwood Homes (REIT)	153,892	5,280,035
Community Healthcare Trust, Inc. (REIT)	19,742	505,198
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	19,673	660,816
Cousins Properties, Inc. (REIT)	635,927	5,589,798
DiamondRock Hospitality Co. (REIT)	307,102	3,362,767
Easterly Government Properties, Inc. (REIT)	57,686	1,208,522
EastGroup Properties, Inc. (REIT)	50,715	4,249,917
Education Realty Trust, Inc. (REIT)	111,786	4,331,708
Farmland Partners, Inc. (REIT) (x)	50,316	449,825
FelCor Lodging Trust, Inc. (REIT)	195,227	1,407,587
First Industrial Realty Trust, Inc. (REIT)	177,209	5,071,722
First Potomac Realty Trust (REIT)	88,736	985,857
Four Corners Property Trust, Inc. (REIT)	93,238	2,341,206
Franklin Street Properties Corp. (REIT)	164,080	1,818,006
GEO Group, Inc. (The) (REIT)	186,117	5,503,480
Getty Realty Corp. (REIT)	43,067	1,080,982
Gladstone Commercial Corp. (REIT)	39,614	863,189
Global Medical REIT, Inc. (REIT) (x)	22,630	202,312
Global Net Lease, Inc. (REIT)	103,947	2,311,781
Government Properties Income Trust (REIT)	83,319	1,525,571
Gramercy Property Trust (REIT)	229,986	6,832,883
Healthcare Realty Trust, Inc. (REIT)	175,663	5,998,891
Hersha Hospitality Trust (REIT)	62,023	1,148,046
Independence Realty Trust, Inc. (REIT) (x)	103,161	1,018,199
InfraREIT, Inc. (REIT)	66,904	1,281,212

Investors Real Estate Trust (REIT)	185,766	$1,153,607
iStar, Inc. (REIT)*	109,188	1,314,624
Jernigan Capital, Inc. (REIT) (x)	14,890	327,580
Kite Realty Group Trust (REIT)	125,042	2,367,045
LaSalle Hotel Properties (REIT)	173,665	5,175,217
Lexington Realty Trust (REIT)	333,239	3,302,398
LTC Properties, Inc. (REIT)	60,326	3,100,153
Mack-Cali Realty Corp. (REIT)	137,769	3,739,051
MedEquities Realty Trust, Inc. (REIT)	44,199	557,791
Monmouth Real Estate Investment Corp. (REIT) (x)	107,343	1,615,512
Monogram Residential Trust, Inc. (REIT)	256,617	2,491,751
National Health Investors, Inc. (REIT)	60,794	4,814,885
National Storage Affiliates Trust (REIT)	68,392	1,580,539
New Senior Investment Group, Inc. (REIT)	114,781	1,153,549
NexPoint Residential Trust, Inc. (REIT)	26,206	652,267
NorthStar Realty Europe Corp. (REIT)	85,946	1,089,795
One Liberty Properties, Inc. (REIT)	22,738	532,751
Parkway, Inc. (REIT)	63,521	1,453,996
Pebblebrook Hotel Trust (REIT) (x)	105,479	3,400,643
Pennsylvania REIT (REIT)	103,290	1,169,243
Physicians Realty Trust (REIT)	234,432	4,721,460
Potlatch Corp. (REIT)	61,834	2,825,814
Preferred Apartment Communities, Inc. (REIT), Class A	47,028	740,691
PS Business Parks, Inc. (REIT)	30,115	3,986,925
QTS Realty Trust, Inc. (REIT), Class A	71,632	3,748,503
Quality Care Properties, Inc. (REIT)*	143,100	2,620,161
RAIT Financial Trust (REIT)	119,671	262,079
Ramco-Gershenson Properties Trust (REIT)	118,008	1,522,303
Retail Opportunity Investments Corp. (REIT)	165,134	3,168,921
Rexford Industrial Realty, Inc. (REIT)	100,425	2,755,662
RLJ Lodging Trust (REIT)	187,653	3,728,665
Ryman Hospitality Properties, Inc. (REIT)	65,081	4,165,835
Sabra Health Care REIT, Inc. (REIT) (x)	97,851	2,358,209
Saul Centers, Inc. (REIT)	17,205	997,546
Select Income REIT (REIT)	98,377	2,363,999
Seritage Growth Properties (REIT), Class A (x)	37,971	1,592,883
STAG Industrial, Inc. (REIT)	136,588	3,769,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Summit Hotel Properties, Inc. (REIT)	156,243	$2,913,932
Sunstone Hotel Investors, Inc. (REIT)	336,054	5,417,190
Terreno Realty Corp. (REIT)	74,730	2,515,412
Tier REIT, Inc. (REIT)	74,071	1,368,832
UMH Properties, Inc. (REIT)	43,165	735,963
Universal Health Realty Income Trust (REIT)	17,635	1,402,688
Urban Edge Properties (REIT)	148,772	3,530,360
Urstadt Biddle Properties, Inc. (REIT), Class A	28,371	561,746
Washington Prime Group, Inc. (REIT)	286,644	2,399,210
Washington REIT (REIT)	117,660	3,753,354
Whitestone REIT (REIT) (x)	57,056	698,936
Xenia Hotels & Resorts, Inc. (REIT)	158,238	3,065,070

		203,780,790

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	71,105	2,942,325
Altisource Portfolio Solutions SA (x)*	17,496	381,763
Consolidated-Tomoka Land Co.	6,137	349,502
Forestar Group, Inc.*	50,144	859,970
FRP Holdings, Inc.*	10,015	462,192
Griffin Industrial Realty, Inc.	1,786	56,027
HFF, Inc., Class A	55,955	1,945,555
Kennedy-Wilson Holdings, Inc. (x)	128,230	2,442,782
Marcus & Millichap, Inc.*	25,309	667,145
Maui Land & Pineapple Co., Inc.*	10,163	206,309
RE/MAX Holdings, Inc., Class A	27,363	1,533,696
RMR Group, Inc. (The), Class A	10,745	522,744
St Joe Co. (The)*	75,389	1,413,544
Stratus Properties, Inc.	8,353	245,578
Tejon Ranch Co.*	23,125	477,300
Transcontinental Realty Investors, Inc. (x)*	2,233	60,045
Trinity Place Holdings, Inc.*	24,925	177,217

		14,743,694

Total Real Estate		218,524,484

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	16,039	1,097,709
Cincinnati Bell, Inc.*	64,027	1,251,728
Cogent Communications Holdings, Inc.	62,872	2,521,166
Consolidated Communications Holdings, Inc. (x)	75,209	1,614,737
FairPoint Communications, Inc.*	32,574	509,783
Frontier Communications Corp. (x)	1,782,569	2,067,780
General Communication, Inc., Class A*	40,442	1,481,795
Globalstar, Inc. (x)*	672,030	1,431,424

Hawaiian Telcom Holdco, Inc.*	9,710	$242,653
IDT Corp., Class B	27,488	395,003
Intelsat SA (x)*	59,152	181,005
Iridium Communications, Inc. (x)*	126,941	1,402,698
Lumos Networks Corp.*	32,583	582,258
Ooma, Inc.*	24,744	197,952
ORBCOMM, Inc.*	100,252	1,132,848
pdvWireless, Inc. (x)*	15,025	350,083
Straight Path Communications, Inc., Class B (x)*	13,075	2,348,924
Vonage Holdings Corp.*	303,322	1,983,726
Windstream Holdings, Inc. (x)	286,723	1,112,485

		21,905,757

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	54,781	819,524
Shenandoah Telecommunications Co.	70,653	2,169,047
Spok Holdings, Inc.	31,891	564,471

		3,553,042

Total Telecommunication Services		25,458,799

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	77,625	5,564,160
El Paso Electric Co.	61,334	3,170,968
Genie Energy Ltd., Class B	23,568	179,588
IDACORP, Inc.	76,564	6,534,738
MGE Energy, Inc.	52,583	3,383,716
Otter Tail Corp.	59,512	2,356,675
PNM Resources, Inc.	121,300	4,639,725
Portland General Electric Co.	135,858	6,207,352
Spark Energy, Inc., Class A (x)	17,709	332,929

		32,369,851

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	23,767	1,781,337
Delta Natural Gas Co., Inc.	9,755	297,235
New Jersey Resources Corp.	130,352	5,174,974
Northwest Natural Gas Co.	42,866	2,565,530
ONE Gas, Inc.	79,072	5,520,016
RGC Resources, Inc. (x)	8,629	244,460
South Jersey Industries, Inc.	121,256	4,143,318
Southwest Gas Holdings, Inc.	72,007	5,260,831
Spire, Inc.	71,682	4,999,820
WGL Holdings, Inc.	77,753	6,486,932

		36,474,453

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	170,447	409,073
Dynegy, Inc.*	167,097	1,381,892
NRG Yield, Inc., Class A	54,946	937,379
NRG Yield, Inc., Class C	97,116	1,709,241
Ormat Technologies, Inc.	60,012	3,521,505
Pattern Energy Group, Inc. (x)	108,333	2,582,659
TerraForm Global, Inc., Class A*	131,527	664,211
TerraForm Power, Inc., Class A*	122,968	1,475,616

		12,681,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.5%)
Avista Corp.	97,690	$4,147,917
Black Hills Corp.	81,234	5,480,858
NorthWestern Corp.	72,945	4,451,104
Unitil Corp.	20,478	989,292

		15,069,171

Water Utilities (0.3%)
American States Water Co.	54,848	2,600,344
AquaVenture Holdings Ltd.*	16,925	257,768
Artesian Resources Corp., Class A	11,797	444,039
Cadiz, Inc. (x)*	30,993	418,406
California Water Service Group	71,969	2,648,459
Connecticut Water Service, Inc.	16,885	937,286
Consolidated Water Co. Ltd.	20,612	255,589
Global Water Resources, Inc.	16,448	162,835
Middlesex Water Co.	24,655	976,338
Pure Cycle Corp. (x)*	22,814	176,809
SJW Group	25,208	1,239,729
York Water Co. (The)	18,818	655,807

		10,773,409

Total Utilities		107,368,460

Total Common Stocks (90.2%) (Cost $2,416,468,267)		2,933,934,483

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*†	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR*†	4,193	1,887

Total Health Care		166,790

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR (x)*†	14,176	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		166,790

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	8,291,198	8,293,685

	Principal Amount	Value (Note 1)

Repurchase Agreements (10.2%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $43,704,115, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $44,574,010. (xx)	$43,700,000	$43,700,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $22,202,220, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $22,644,045. (xx)	22,200,000	22,200,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $7,200,870, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $8,005,129. (xx)	7,200,000	7,200,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $3,000,388, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,335,471. (xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $13,157,699, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $14,627,150. (xx)	13,156,000	13,156,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $5,457,236, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $5,565,847. (xx)	5,456,713	5,456,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $30,002,700, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $30,600,159. (xx)	$30,000,000	$30,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $16,901,760, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $17,249,254. (xx)	16,900,000	16,900,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $17,603,936, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $17,963,720. (xx)	17,600,000	17,600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $19,802,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $20,209,185. (xx)	19,800,000	19,800,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $15,001,575, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $15,303,214. (xx)	15,000,000	15,000,000

Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $44,004,913, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $44,885,225. (xx)	$44,000,000	$44,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $10,002,117, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $10,201,188. (xx)	10,000,000	10,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,500,231, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $2,550,002. (xx)	2,500,000	2,500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $11,001,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $11,220,000. (xx)	11,000,000	11,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $14,356,292, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $14,642,504. (xx)	14,355,000	14,355,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $19,003,916, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $19,380,033. (xx)	19,000,000	19,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $16,003,298, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $16,320,000. (xx)	$16,000,000	$16,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $24,004,947, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $24,480,001. (xx)	24,000,000	24,000,000

Total Repurchase Agreements		334,867,713

Total Short-Term Investments (10.5%) (Cost $343,161,713)		343,161,398

Total Investments (100.7%) (Cost $2,759,629,980)		$3,277,262,671
Other Assets Less Liabilities (-0.7%)		(22,440,767)

Net Assets (100%)		$3,254,821,904

*	Non-income producing.
†	Securities (totaling $166,790 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $332,055,690. This was secured by cash collateral of $334,867,713 which was subsequently invested in joint repurchase agreements with a total value of $334,867,713, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $8,115,244 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

CVR	— Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$206,377	$—	$—	$206,997	$—	$—
PennyMac Mortgage Investment Trust (REIT)	1,633,824	—	—	1,825,452	46,909	—

	$1,840,201	$—	$—	$2,032,449	$46,909	$—

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	4,546	September-17	$317,288,131	$321,470,390	$4,182,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$365,376,599	$640,783	$—		$366,017,382
Consumer Staples	79,079,372	—	—		79,079,372
Energy	106,107,992	—	—		106,107,992
Financials	533,465,357	—	—		533,465,357
Health Care	442,138,754	—	—		442,138,754
Industrials	428,563,826	—	—		428,563,826
Information Technology	498,425,971	—	—		498,425,971
Materials	128,668,032	116,054	—		128,784,086
Real Estate	218,468,457	56,027	—		218,524,484
Telecommunication Services	25,458,799	—	—		25,458,799
Utilities	107,368,460	—	—		107,368,460
Futures	4,182,259	—	—		4,182,259
Rights
Health Care	—	—	166,790		166,790
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	8,293,685	—	—		8,293,685
Repurchase Agreements	—	334,867,713	—		334,867,713

Total Assets	$2,945,597,563	$335,680,577	$166,790		$3,281,444,930

Total Liabilities	$—	$—	$—		$—

Total	$2,945,597,563	$335,680,577	$166,790		$3,281,444,930

(a)	A security with a market value of $116,054 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$4,182,259	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$8,350,355

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$5,386,425

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $345,162,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$395,157,847
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 27%)*	$375,707,697

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$741,533,874
Aggregate gross unrealized depreciation	(222,778,358)

Net unrealized appreciation	$518,755,516

Federal income tax cost of investments	$2,758,507,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,289,562)	$2,032,449
Unaffiliated Issuers (Cost $2,422,472,705)	2,940,362,509
Repurchase Agreements (Cost $334,867,713)	334,867,713
Cash	298,236,759
Cash held as collateral at broker	15,381,600
Dividends, interest and other receivables	3,233,497
Receivable for securities sold	1,771,143
Due from Custodian	501,580
Security lending income receivable	407,345
Receivable from Separate Accounts for Trust shares sold	134,670
Other assets	35,836

Total assets	3,596,965,101

LIABILITIES
Payable for return of collateral on securities loaned	334,867,713
Payable for securities purchased	2,555,933
Due to Custodian	1,757,764
Investment management fees payable	1,178,475
Due to broker for futures variation margin	841,006
Payable to Separate Accounts for Trust shares redeemed	391,601
Administrative fees payable	329,506
Distribution fees payable – Class IB	127,202
Trustees’ fees payable	2,363
Accrued expenses	91,634

Total liabilities	342,143,197

NET ASSETS	$3,254,821,904

Net assets were comprised of:
Paid in capital	$2,571,749,142
Accumulated undistributed net investment income (loss)	15,950,308
Accumulated undistributed net realized gain (loss) on investments and futures	145,307,504
Net unrealized appreciation (depreciation) on investments and futures	521,814,950

Net assets	$3,254,821,904

Class IB
Net asset value, offering and redemption price per share, $619,307,494 / 29,548,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.96

Class K
Net asset value, offering and redemption price per share, $2,635,514,410 / 124,830,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.11

(x)	Includes value of securities on loan of $332,055,690.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($46,909 of dividend income received from affiliates) (net of $1,758 foreign withholding tax)	$20,801,127
Interest	527,689
Securities lending (net)	2,595,130

Total income	23,923,946

EXPENSES
Investment management fees	6,973,257
Administrative fees	1,954,431
Distribution fees – Class IB	769,289
Printing and mailing expenses	119,621
Professional fees	65,165
Custodian fees	56,769
Trustees’ fees	37,396
Miscellaneous	35,948

Total expenses	10,011,876

NET INVESTMENT INCOME (LOSS)	13,912,070

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	90,300,075
Futures	8,350,355

Net realized gain (loss)	98,650,430

Change in unrealized appreciation (depreciation) on:
Investments ($192,248 of change in unrealized appreciation (depreciation) from affiliates)	28,920,338
Futures	5,386,425

Net change in unrealized appreciation (depreciation)	34,306,763

NET REALIZED AND UNREALIZED GAIN (LOSS)	132,957,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,869,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,912,070	$24,222,892
Net realized gain (loss) on investments and futures	98,650,430	99,489,554
Net change in unrealized appreciation (depreciation) on investments and futures	34,306,763	423,116,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,869,263	546,829,259

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,678,480)
Class K	—	(21,178,307)

	—	(24,856,787)

Distributions from net realized capital gains
Class IB	—	(11,120,928)
Class K	—	(44,232,154)

	—	(55,353,082)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(80,209,869)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 648,768 and 1,277,952 shares, respectively ]	13,227,595	22,031,484
Capital shares issued in reinvestment of dividends and distributions [ 0 and 735,132 shares, respectively ]	—	14,799,408
Capital shares repurchased [ (2,462,045) and (5,351,277) shares, respectively ]	(50,244,345)	(94,676,518)

Total Class IB transactions	(37,016,750)	(57,845,626)

Class K
Capital shares sold [ 3,063,778 and 25,234,117 shares, respectively ]	63,057,798	416,742,488
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,229,770 shares, respectively ]	—	65,410,461
Capital shares repurchased [ (1,816,995) and (20,561,040) shares, respectively ]	(37,317,469)	(342,843,684)

Total Class K transactions	25,740,329	139,309,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,276,421)	81,463,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	135,592,842	548,083,029
NET ASSETS:
Beginning of period	3,119,229,062	2,571,146,033

End of period (a)	$3,254,821,904	$3,119,229,062

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,950,308	$2,038,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012
Net asset value, beginning of period	$18.93	$19.13	$15.18	$13.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	(0.08)†	0.04
Net realized and unrealized gain (loss) on investments and futures	0.97	0.75	5.70	2.02

Total from investment operations	0.98	0.76	5.62	2.06

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)
Distributions from net realized gains	—	(0.94)	(1.66)	(0.20)

Total dividends and distributions	—	(0.96)	(1.67)	(0.23)

Net asset value, end of period	$19.91	$18.93	$19.13	$15.18

Total return (b)	5.18%	4.06%	37.49%	15.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$164
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.89%
Before waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.13%	0.08%	(0.49)%	0.27%
Before waivers and reimbursements (a)(f)	0.13%	0.08%	(0.49)%	0.27%
Portfolio turnover rate (z)^	20%	19%	19%	19%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.03	$17.02	$18.81	$19.02	$15.11	$13.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.06	0.02	0.02	0.04
Net realized and unrealized gain (loss) on investments and futures	0.86	3.37	(1.03)	0.73	5.56	2.02

Total from investment operations	0.93	3.49	(0.97)	0.75	5.58	2.06

Less distributions:
Dividends from net investment income	—	(0.12)	(0.06)	(0.02)	(0.01)	(0.03)
Distributions from net realized gains	—	(0.36)	(0.76)	(0.94)	(1.66)	(0.20)

Total dividends and distributions	—	(0.48)	(0.82)	(0.96)	(1.67)	(0.23)

Net asset value, end of period	$20.96	$20.03	$17.02	$18.81	$19.02	$15.11

Total return (b)	4.64%	20.49%	(5.09)%	4.03%	37.40%	15.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$619,307	$628,298	$590,553	$691,603	$771,870	$73,210
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.84%	0.84%	0.85%	0.87%	0.88%	0.89%
Before waivers and reimbursements (a)(f)	0.84%	0.85%	0.85%	0.87%	0.88%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.68%	0.69%	0.29%	0.08%	0.13%	0.28%
Before waivers and reimbursements (a)(f)	0.68%	0.68%	0.29%	0.08%	0.13%	0.28%
Portfolio turnover rate (z)^	13%	18%	20%	19%	19%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.16	$17.12	$18.92	$19.12	$15.18	$13.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.11	0.07	0.05	0.08
Net realized and unrealized gain (loss) on investments and futures	0.85	3.40	(1.05)	0.73	5.61	2.01

Total from investment operations	0.95	3.57	(0.94)	0.80	5.66	2.09

Less distributions:
Dividends from net investment income	—	(0.17)	(0.10)	(0.06)	(0.06)	(0.06)
Distributions from net realized gains	—	(0.36)	(0.76)	(0.94)	(1.66)	(0.20)

Total dividends and distributions	—	(0.53)	(0.86)	(1.00)	(1.72)	(0.26)

Net asset value, end of period	$21.11	$20.16	$17.12	$18.92	$19.12	$15.18

Total return (b)	4.71%	20.86%	(4.87)%	4.31%	37.77%	15.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,635,514	$2,490,931	$1,980,593	$1,854,582	$1,421,843	$840,249
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.59%	0.60%	0.62%	0.63%	0.64%
Before waivers and reimbursements (a)(f)	0.59%	0.60%	0.60%	0.62%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.95%	0.56%	0.35%	0.29%	0.56%
Before waivers and reimbursements (a)(f)	0.93%	0.94%	0.56%	0.35%	0.29%	0.56%
Portfolio turnover rate (z)^	13%	18%	20%	19%	19%	19%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$427,275,127	19.2%
Industrials	289,322,384	13.0
Consumer Discretionary	233,958,814	10.5
Consumer Staples	229,655,568	10.3
Health Care	215,819,426	9.7
Materials	149,420,102	6.7
Information Technology	120,629,477	5.4
Energy	93,956,789	4.2
Telecommunication Services	87,941,888	4.0
Real Estate	71,941,061	3.3
Utilities	67,538,207	3.1
Repurchase Agreements	21,168,697	1.0
Investment Companies	9,988,155	0.4
Cash and Other	203,706,544	9.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,137.10	$4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.29
Class K
Actual	1,000.00	1,138.14	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.04

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.4%)
AGL Energy Ltd.	98,016	$1,921,045
Alumina Ltd. (x)	366,195	540,398
Amcor Ltd.	164,738	2,052,472
AMP Ltd. (x)	421,057	1,679,611
APA Group	159,993	1,127,640
Aristocrat Leisure Ltd.	79,998	1,387,135
ASX Ltd.	27,859	1,147,920
Aurizon Holdings Ltd.	309,467	1,274,910
AusNet Services	286,920	382,614
Australia & New Zealand Banking Group Ltd.	427,474	9,436,143
Bank of Queensland Ltd. (x)	55,850	491,506
Bendigo & Adelaide Bank Ltd. (x)	68,247	581,197
BHP Billiton Ltd.	469,861	8,407,226
BHP Billiton plc	304,765	4,668,028
BlueScope Steel Ltd.	83,355	846,320
Boral Ltd.	164,889	880,799
Brambles Ltd.	234,894	1,756,649
Caltex Australia Ltd.	37,687	915,622
Challenger Ltd.	85,593	877,596
CIMIC Group Ltd.	14,096	420,800
Coca-Cola Amatil Ltd.	90,769	643,931
Cochlear Ltd.	8,420	1,006,012
Commonwealth Bank of Australia	250,843	15,965,596
Computershare Ltd.	70,862	770,128
Crown Resorts Ltd. (x)	50,305	474,799
CSL Ltd.	66,530	7,058,158
Dexus (REIT) (x)	134,750	981,833
Domino’s Pizza Enterprises Ltd.	8,095	324,032
Flight Centre Travel Group Ltd. (x)	6,786	199,762
Fortescue Metals Group Ltd.	232,089	931,162
Goodman Group (REIT)	256,782	1,553,244
GPT Group (The) (REIT) (x)	267,081	983,284
Harvey Norman Holdings Ltd. (x)	91,648	269,083
Healthscope Ltd. (x)	263,245	447,150
Incitec Pivot Ltd.	250,687	657,032
Insurance Australia Group Ltd.	349,691	1,822,277
LendLease Group	79,971	1,023,404
Macquarie Group Ltd.	47,068	3,201,617
Medibank Pvt Ltd.	390,305	839,968
Mirvac Group (REIT)	531,046	869,385
National Australia Bank Ltd.	389,461	8,857,462
Newcrest Mining Ltd.	111,137	1,722,065
Oil Search Ltd.	191,751	1,005,130
Orica Ltd.	55,396	880,500
Origin Energy Ltd.*	261,627	1,379,453
Qantas Airways Ltd.	65,126	286,319
QBE Insurance Group Ltd.	194,501	1,765,518
Ramsay Health Care Ltd.	19,866	1,123,799
REA Group Ltd. (x)	8,181	417,518
Santos Ltd.*	268,132	624,441
Scentre Group (REIT)	768,880	2,393,393
SEEK Ltd. (x)	51,287	666,578
Sonic Healthcare Ltd.	60,338	1,123,221
South32 Ltd.	770,428	1,586,964

Stockland (REIT)	348,468	$1,173,106
Suncorp Group Ltd.	184,715	2,104,024
Sydney Airport	164,005	893,725
Tabcorp Holdings Ltd.	120,042	403,195
Tatts Group Ltd.	223,234	717,195
Telstra Corp. Ltd.	619,745	2,048,245
TPG Telecom Ltd. (x)	44,438	194,684
Transurban Group	295,093	2,687,680
Treasury Wine Estates Ltd.	105,159	1,063,660
Vicinity Centres (REIT)	475,722	939,695
Wesfarmers Ltd. (x)	164,950	5,086,436
Westfield Corp. (REIT)	292,292	1,803,985
Westpac Banking Corp.	488,622	11,458,178
Woodside Petroleum Ltd.	109,492	2,513,726
Woolworths Ltd.	186,023	3,651,639

		141,389,022

Austria (0.2%)
ANDRITZ AG	10,219	615,562
Erste Group Bank AG*	43,076	1,649,405
OMV AG	22,953	1,191,113
Raiffeisen Bank International AG*	21,548	543,904
voestalpine AG (x)	16,422	765,261

		4,765,245

Belgium (1.0%)
Ageas	28,474	1,146,711
Anheuser-Busch InBev SA/NV	110,918	12,251,706
Colruyt SA	9,696	510,801
Groupe Bruxelles Lambert SA	11,780	1,134,082
KBC Group NV	35,440	2,688,130
Proximus SADP	21,336	746,420
Solvay SA	10,971	1,472,337
Telenet Group Holding NV*	7,997	503,728
UCB SA	18,116	1,246,230
Umicore SA	12,798	890,190

		22,590,335

Chile (0.0%)
Antofagasta plc	57,953	603,470

China (0.1%)
BOC Hong Kong Holdings Ltd.	541,000	2,588,086
Yangzijiang Shipbuilding Holdings Ltd.	239,327	206,863

		2,794,949

Denmark (1.6%)
AP Moller – Maersk A/S, Class A	549	1,048,188
AP Moller – Maersk A/S, Class B	938	1,885,985
Carlsberg A/S	15,444	1,649,881
Chr Hansen Holding A/S	15,085	1,097,137
Coloplast A/S	16,361	1,367,113
Danske Bank A/S	107,399	4,130,762
DONG Energy A/S§	20,980	947,111
DSV A/S	27,438	1,685,808
Genmab A/S*	8,503	1,814,137
H Lundbeck A/S	10,070	565,189
ISS A/S	23,423	919,960
Novo Nordisk A/S	263,691	11,292,335
Novozymes A/S	32,345	1,415,452
Pandora A/S	16,100	1,502,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TDC A/S	113,119	$657,827
Tryg A/S	18,807	411,363
Vestas Wind Systems A/S	32,062	2,959,789
William Demant Holding A/S*	18,715	484,379

		35,834,755

Finland (0.9%)
Elisa OYJ	19,364	750,416
Fortum OYJ	68,726	1,077,742
Kone OYJ	49,600	2,523,219
Metso OYJ	16,145	559,839
Neste OYJ	17,896	704,973
Nokia OYJ	851,531	5,208,145
Nokian Renkaat OYJ	16,683	690,535
Orion OYJ	15,041	960,310
Sampo OYJ	63,725	3,265,796
Stora Enso OYJ	77,201	997,261
UPM-Kymmene OYJ	80,469	2,294,015
Wartsila OYJ Abp	21,628	1,278,350

		20,310,601

France (9.1%)
Accor SA (x)	25,502	1,195,522
Aeroports de Paris	4,442	716,876
Air Liquide SA	56,382	6,967,723
Airbus SE	83,861	6,896,293
Alstom SA (x)*	23,376	817,253
Arkema SA	9,589	1,023,252
Atos SE	13,759	1,931,354
AXA SA‡	282,006	7,714,131
BNP Paribas SA	163,374	11,766,845
Bollore SA (x)	124,405	565,657
Bouygues SA	30,211	1,273,943
Bureau Veritas SA	36,673	811,543
Capgemini SE	23,082	2,385,334
Carrefour SA (x)	82,186	2,079,193
Casino Guichard Perrachon SA	7,900	467,932
Christian Dior SE	1,806	516,403
Cie de Saint-Gobain	72,766	3,887,871
Cie Generale des Etablissements Michelin	24,903	3,310,761
CNP Assurances	26,643	598,108
Credit Agricole SA	162,276	2,610,564
Danone SA	88,582	6,658,256
Dassault Aviation SA	328	457,998
Dassault Systemes SE	18,288	1,639,471
Edenred	30,682	800,042
Eiffage SA	9,994	908,149
Electricite de France SA (x)	79,827	864,516
Engie SA	248,153	3,745,500
Essilor International SA	29,716	3,780,930
Eurazeo SA	5,586	419,105
Eutelsat Communications SA	27,414	700,112
Fonciere Des Regions (REIT)	5,115	474,495
Gecina SA (REIT)	5,887	923,519
Groupe Eurotunnel SE (Registered)	67,519	720,117
Hermes International	3,074	1,519,021
ICADE (REIT)	5,746	482,365
Iliad SA	3,852	911,149
Imerys SA	4,701	408,868
Ingenico Group SA	8,315	754,915

Ipsen SA	5,475	$749,455
JCDecaux SA (x)	10,542	345,804
Kering	11,094	3,778,496
Klepierre (REIT)	31,406	1,287,208
Lagardere SCA	18,611	587,744
Legrand SA	37,672	2,635,408
L’Oreal SA	36,273	7,556,687
LVMH Moet Hennessy Louis Vuitton SE	40,591	10,120,609
Natixis SA	141,425	949,303
Orange SA	292,798	4,645,083
Pernod Ricard SA	30,766	4,120,093
Peugeot SA	68,397	1,364,359
Publicis Groupe SA	29,592	2,207,380
Remy Cointreau SA	2,786	325,363
Renault SA	25,831	2,338,103
Rexel SA	42,926	702,325
Safran SA	44,959	4,120,318
Sanofi	169,272	16,193,657
Schneider Electric SE*	81,506	6,262,304
SCOR SE	23,422	928,542
SEB SA	3,222	578,681
Societe BIC SA	4,308	511,228
Societe Generale SA	111,700	6,010,207
Sodexo SA	13,091	1,692,553
Suez	44,936	832,213
Thales SA	15,636	1,683,000
TOTAL SA	339,308	16,774,696
Unibail-Rodamco SE (REIT)	14,574	3,672,872
Valeo SA	33,909	2,284,633
Veolia Environnement SA	70,083	1,480,838
Vinci SA	73,595	6,281,544
Vivendi SA	146,906	3,270,202
Wendel SA	4,320	639,458
Zodiac Aerospace	29,519	800,734

		201,436,186

Germany (8.5%)
adidas AG	27,122	5,196,458
Allianz SE (Registered)	66,525	13,099,215
Axel Springer SE (x)	7,854	471,845
BASF SE	133,703	12,383,163
Bayer AG (Registered)	120,379	15,563,967
Bayerische Motoren Werke AG	47,658	4,424,280
Bayerische Motoren Werke AG (Preference) (q)	7,640	629,845
Beiersdorf AG	14,632	1,538,167
Brenntag AG	21,844	1,264,422
Commerzbank AG*	152,605	1,817,926
Continental AG	16,100	3,474,529
Covestro AG§	16,184	1,168,409
Daimler AG (Registered)	140,445	10,165,135
Deutsche Bank AG (Registered)	300,834	5,334,352
Deutsche Boerse AG	28,324	2,989,811
Deutsche Lufthansa AG (Registered)	35,241	801,991
Deutsche Post AG (Registered)	144,514	5,417,160
Deutsche Telekom AG (Registered)	477,795	8,578,617
Deutsche Wohnen AG	51,625	1,974,687
E.ON SE	317,772	2,993,556
Evonik Industries AG	23,352	746,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Fraport AG Frankfurt Airport Services Worldwide	6,127	$540,942
Fresenius Medical Care AG & Co. KGaA	31,206	2,999,981
Fresenius SE & Co. KGaA	60,427	5,180,393
FUCHS PETROLUB SE (Preference) (q)	9,525	518,655
GEA Group AG	26,418	1,081,110
Hannover Rueck SE	8,899	1,066,711
HeidelbergCement AG	21,490	2,077,718
Henkel AG & Co. KGaA	14,773	1,786,849
Henkel AG & Co. KGaA (Preference) (q)	25,612	3,524,956
HOCHTIEF AG	2,894	530,183
HUGO BOSS AG	10,072	705,179
Infineon Technologies AG	166,658	3,518,591
Innogy SE§	19,872	782,245
K+S AG (Registered) (x)	26,827	686,959
LANXESS AG	13,815	1,045,977
Linde AG	27,317	5,172,978
MAN SE	5,378	576,595
Merck KGaA	18,338	2,214,907
METRO AG	27,214	918,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,275	4,693,324
OSRAM Licht AG	13,500	1,075,477
Porsche Automobil Holding SE (Preference) (q)	22,113	1,242,360
ProSiebenSat.1 Media SE	33,647	1,408,072
RWE AG*	77,192	1,538,036
SAP SE	143,067	14,943,293
Schaeffler AG (Preference) (q)	21,595	309,296
Siemens AG (Registered)	111,361	15,307,433
Symrise AG	17,883	1,266,763
Telefonica Deutschland Holding AG	98,865	493,793
thyssenkrupp AG	51,354	1,459,018
TUI AG	72,531	1,057,097
United Internet AG (Registered)	20,304	1,116,493
Volkswagen AG	4,376	678,485
Volkswagen AG (Preference) (q)	26,572	4,047,067
Vonovia SE	67,295	2,672,072
Zalando SE*§	16,197	740,161

		189,011,748

Hong Kong (3.0%)
AIA Group Ltd.	1,741,012	12,721,789
ASM Pacific Technology Ltd.	41,300	558,076
Bank of East Asia Ltd. (The)	174,000	747,709
Cheung Kong Property Holdings Ltd.	380,152	2,977,450
CK Hutchison Holdings Ltd.	389,152	4,884,680
CK Infrastructure Holdings Ltd.	99,000	831,821
CLP Holdings Ltd.	241,500	2,554,983
First Pacific Co. Ltd.	361,750	266,884
Galaxy Entertainment Group Ltd.	338,000	2,052,040
Hang Lung Group Ltd.	126,000	521,271
Hang Lung Properties Ltd.	321,000	801,734
Hang Seng Bank Ltd.	108,600	2,271,469

Henderson Land Development Co. Ltd.	165,476	$923,026
HK Electric Investments & HK Electric Investments Ltd.§	430,500	395,903
HKT Trust & HKT Ltd.	547,013	717,445
Hong Kong & China Gas Co. Ltd.	1,204,472	2,264,715
Hong Kong Exchanges & Clearing Ltd.	167,958	4,341,228
Hongkong Land Holdings Ltd.	168,400	1,214,164
Hutchison Port Holdings Trust	805,400	335,462
Hysan Development Co. Ltd.	98,000	467,566
Jardine Matheson Holdings Ltd.	31,200	1,976,520
Jardine Strategic Holdings Ltd.	32,000	1,315,200
Kerry Properties Ltd.	81,000	274,930
Li & Fung Ltd.	824,000	299,734
Link REIT (REIT)	318,500	2,423,186
Melco Resorts & Entertainment Ltd. (ADR)	17,905	401,967
MTR Corp. Ltd.	213,000	1,199,028
New World Development Co. Ltd.	824,485	1,046,519
NWS Holdings Ltd. (x)	232,314	457,043
PCCW Ltd.	639,000	363,391
Power Assets Holdings Ltd.	199,000	1,757,430
Sands China Ltd.	348,000	1,593,478
Shangri-La Asia Ltd.	258,000	437,521
Sino Land Co. Ltd.	471,172	772,468
SJM Holdings Ltd.	249,000	262,476
Sun Hung Kai Properties Ltd.	207,000	3,041,057
Swire Pacific Ltd.	75,500	737,357
Swire Properties Ltd.	169,000	557,384
Techtronic Industries Co. Ltd.	205,000	942,625
WH Group Ltd.§	1,149,000	1,159,677
Wharf Holdings Ltd. (The)	176,900	1,465,963
Wheelock & Co. Ltd. (x)	121,000	912,833
Yue Yuen Industrial Holdings Ltd.	97,000	402,539

		65,649,741

Ireland (0.5%)
AerCap Holdings NV*	23,249	1,079,451
Bank of Ireland*	3,972,536	1,043,563
CRH plc	122,353	4,328,616
James Hardie Industries plc (CHDI) (x)	62,945	991,780
Kerry Group plc	23,367	2,010,454
Paddy Power Betfair plc	11,659	1,244,677
Ryanair Holdings plc*	15,627	320,557
Ryanair Holdings plc (ADR)*	1,267	136,342

		11,155,440

Israel (0.5%)
Azrieli Group Ltd.	8,549	474,723
Bank Hapoalim BM	157,830	1,063,285
Bank Leumi Le-Israel BM	209,025	1,014,232
Bezeq The Israeli Telecommunication Corp. Ltd.	327,938	544,018
Check Point Software Technologies Ltd.*	18,484	2,016,235
Elbit Systems Ltd.	3,355	413,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Frutarom Industries Ltd.	5,468	$382,232
Israel Chemicals Ltd. (x)	75,060	353,461
Mizrahi Tefahot Bank Ltd.	16,129	293,426
Nice Ltd.	9,769	775,553
Teva Pharmaceutical Industries Ltd. (ADR)	128,781	4,278,105

		11,608,289

Italy (1.8%)
Assicurazioni Generali SpA	181,658	2,989,797
Atlantia SpA	66,115	1,860,647
Enel SpA	1,183,971	6,347,567
Eni SpA	367,368	5,521,796
Ferrari NV	16,848	1,446,107
Intesa Sanpaolo SpA	1,833,052	5,811,890
Intesa Sanpaolo SpA (RNC)	141,635	419,951
Leonardo SpA	57,026	947,674
Luxottica Group SpA	24,874	1,438,958
Mediobanca SpA	80,233	791,753
Poste Italiane SpA§	75,487	516,874
Prysmian SpA	29,237	859,871
Recordati SpA	15,221	617,503
Saipem SpA*	90,017	332,497
Snam SpA	362,561	1,580,202
Telecom Italia SpA*	1,646,609	1,519,585
Telecom Italia SpA (RNC)	883,970	651,209
Terna Rete Elettrica Nazionale SpA	222,728	1,202,241
UniCredit SpA*	291,375	5,441,181
UnipolSai Assicurazioni SpA	148,746	324,660

		40,621,963

Japan (21.0%)
ABC-Mart, Inc.	4,700	276,212
Acom Co. Ltd. (x)*	50,400	229,875
Aeon Co. Ltd.	92,500	1,403,845
AEON Financial Service Co. Ltd.	17,900	378,450
Aeon Mall Co. Ltd.	13,230	260,189
Air Water, Inc.	21,000	385,366
Aisin Seiki Co. Ltd.	28,000	1,431,429
Ajinomoto Co., Inc.	80,000	1,725,895
Alfresa Holdings Corp.	27,200	524,049
Alps Electric Co. Ltd.	28,200	812,341
Amada Holdings Co. Ltd.	48,300	557,399
ANA Holdings, Inc.	182,000	631,721
Aozora Bank Ltd.	166,000	631,678
Asahi Glass Co. Ltd.	29,600	1,244,792
Asahi Group Holdings Ltd.	56,900	2,138,904
Asahi Kasei Corp.	183,000	1,964,637
Asics Corp.	22,400	414,641
Astellas Pharma, Inc.	311,000	3,800,573
Bandai Namco Holdings, Inc.	28,000	953,456
Bank of Kyoto Ltd. (The)	43,000	405,246
Benesse Holdings, Inc.	10,300	388,282
Bridgestone Corp.	92,800	3,993,350
Brother Industries Ltd.	33,400	770,004
Calbee, Inc.	11,100	435,710
Canon, Inc.	154,100	5,228,234
Casio Computer Co. Ltd.	30,200	463,707
Central Japan Railway Co.	21,100	3,434,906
Chiba Bank Ltd. (The)	103,000	745,428
Chubu Electric Power Co., Inc.	93,500	1,240,709

Chugai Pharmaceutical Co. Ltd.	33,500	$1,252,434
Chugoku Bank Ltd. (The)	25,400	379,391
Chugoku Electric Power Co., Inc. (The)	40,400	445,038
Coca-Cola Bottlers Japan, Inc. (x)	17,900	517,226
Concordia Financial Group Ltd.	166,700	839,762
Credit Saison Co. Ltd.	22,800	444,749
CYBERDYNE, Inc. (x)*	12,900	171,465
Dai Nippon Printing Co. Ltd.	73,000	809,993
Daicel Corp.	38,200	474,465
Dai-ichi Life Holdings, Inc.	157,100	2,830,524
Daiichi Sankyo Co. Ltd.	87,700	2,063,942
Daikin Industries Ltd.	36,300	3,701,809
Daito Trust Construction Co. Ltd.	10,200	1,586,566
Daiwa House Industry Co. Ltd.	81,800	2,791,273
Daiwa House REIT Investment Corp. (REIT)	192	455,611
Daiwa Securities Group, Inc.	236,000	1,397,011
DeNA Co. Ltd.	15,000	335,541
Denso Corp.	69,100	2,913,289
Dentsu, Inc.	30,781	1,469,606
Disco Corp.	4,200	669,162
Don Quijote Holdings Co. Ltd.	16,100	609,789
East Japan Railway Co.	48,309	4,615,072
Eisai Co. Ltd.	38,900	2,146,028
Electric Power Development Co. Ltd.	20,000	493,976
FamilyMart UNY Holdings Co. Ltd.	11,600	663,152
FANUC Corp.	28,200	5,429,393
Fast Retailing Co. Ltd.	7,700	2,561,760
Fuji Electric Co. Ltd.	84,000	442,125
FUJIFILM Holdings Corp.	62,600	2,248,535
Fujitsu Ltd.	286,000	2,104,919
Fukuoka Financial Group, Inc.	120,000	569,727
Hachijuni Bank Ltd. (The)	50,000	316,959
Hakuhodo DY Holdings, Inc.	33,300	441,434
Hamamatsu Photonics KK	21,000	644,143
Hankyu Hanshin Holdings, Inc.	35,200	1,264,352
Hikari Tsushin, Inc.	3,100	325,779
Hino Motors Ltd.	36,900	409,107
Hirose Electric Co. Ltd.	4,595	654,473
Hiroshima Bank Ltd. (The)	61,000	270,087
Hisamitsu Pharmaceutical Co., Inc.	8,900	425,712
Hitachi Chemical Co. Ltd.	15,700	467,615
Hitachi Construction Machinery Co. Ltd.	17,400	434,246
Hitachi High-Technologies Corp.	10,100	391,518
Hitachi Ltd.	710,000	4,351,847
Hitachi Metals Ltd.	31,200	433,291
Honda Motor Co. Ltd.	250,500	6,824,023
Hoshizaki Corp.	7,900	713,616
Hoya Corp.	58,700	3,044,206
Hulic Co. Ltd.	43,200	440,546
Idemitsu Kosan Co. Ltd.	13,200	374,377
IHI Corp.*	219,000	743,792
Iida Group Holdings Co. Ltd.	20,800	346,004
Inpex Corp.	140,400	1,349,388
Isetan Mitsukoshi Holdings Ltd.	46,500	465,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Isuzu Motors Ltd.	82,500	$1,016,626
ITOCHU Corp.	214,300	3,179,966
J Front Retailing Co. Ltd.	34,300	525,745
Japan Airlines Co. Ltd.	16,538	510,807
Japan Airport Terminal Co. Ltd. (x)	5,200	198,569
Japan Exchange Group, Inc.	75,300	1,362,396
Japan Post Bank Co. Ltd.	59,100	755,597
Japan Post Holdings Co. Ltd.	64,100	794,447
Japan Prime Realty Investment Corp. (REIT)	122	422,485
Japan Real Estate Investment Corp. (REIT)	188	934,359
Japan Retail Fund Investment Corp. (REIT)	381	702,890
Japan Tobacco, Inc.	160,500	5,632,305
JFE Holdings, Inc.	74,800	1,297,154
JGC Corp.	31,000	502,174
JSR Corp.	29,000	499,427
JTEKT Corp.	29,500	430,665
JXTG Holdings, Inc.	448,690	1,957,521
Kajima Corp.	125,000	1,053,567
Kakaku.com, Inc.	21,900	314,067
Kamigumi Co. Ltd.	35,000	366,570
Kaneka Corp.	37,000	281,591
Kansai Electric Power Co., Inc. (The)	106,300	1,462,068
Kansai Paint Co. Ltd.	34,200	786,015
Kao Corp.	73,400	4,354,077
Kawasaki Heavy Industries Ltd.	206,000	608,064
KDDI Corp.	266,400	7,046,366
Keihan Holdings Co. Ltd.	67,000	425,321
Keikyu Corp.	68,000	817,995
Keio Corp.	84,000	702,023
Keisei Electric Railway Co. Ltd.	19,000	506,779
Keyence Corp.	14,020	6,150,227
Kikkoman Corp.	21,000	670,282
Kintetsu Group Holdings Co. Ltd.	262,000	1,008,633
Kirin Holdings Co. Ltd.	126,400	2,572,390
Kobe Steel Ltd.*	48,100	493,509
Koito Manufacturing Co. Ltd.	16,100	827,366
Komatsu Ltd.	133,900	3,398,244
Konami Holdings Corp.	13,600	754,514
Konica Minolta, Inc.	66,400	550,209
Kose Corp.	4,700	512,727
Kubota Corp.	151,500	2,542,398
Kuraray Co. Ltd.	52,500	951,278
Kurita Water Industries Ltd.	15,500	421,694
Kyocera Corp.	47,000	2,718,666
Kyowa Hakko Kirin Co. Ltd.	38,200	708,810
Kyushu Electric Power Co., Inc.	63,200	766,435
Kyushu Financial Group, Inc.	43,900	276,729
Kyushu Railway Co.	23,300	755,088
Lawson, Inc.	9,200	642,916
LINE Corp. (x)*	6,200	213,603
Lion Corp. (x)	34,000	703,125
LIXIL Group Corp.	38,600	964,013
M3, Inc.	30,600	842,027
Mabuchi Motor Co. Ltd.	7,500	372,749
Makita Corp.	32,800	1,211,683
Marubeni Corp.	234,400	1,512,581

Marui Group Co. Ltd.	33,600	$494,702
Maruichi Steel Tube Ltd.	8,900	258,355
Mazda Motor Corp.	83,900	1,169,639
McDonald’s Holdings Co. Japan Ltd. (x)	10,276	393,772
Mebuki Financial Group, Inc.	135,050	501,897
Medipal Holdings Corp.	24,500	452,643
MEIJI Holdings Co. Ltd.	17,822	1,443,507
MINEBEA MITSUMI, Inc.	55,800	895,479
Miraca Holdings, Inc.	7,900	354,701
MISUMI Group, Inc.	39,200	894,307
Mitsubishi Chemical Holdings Corp.	211,500	1,748,977
Mitsubishi Corp.	221,300	4,635,544
Mitsubishi Electric Corp.	277,000	3,978,604
Mitsubishi Estate Co. Ltd.	180,000	3,350,345
Mitsubishi Gas Chemical Co., Inc.	24,000	506,779
Mitsubishi Heavy Industries Ltd.	455,000	1,860,049
Mitsubishi Materials Corp.	14,600	441,343
Mitsubishi Motors Corp.	106,900	703,321
Mitsubishi Tanabe Pharma Corp.	33,300	768,587
Mitsubishi UFJ Financial Group, Inc.	1,753,300	11,766,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	323,718
Mitsui & Co. Ltd.	246,000	3,511,474
Mitsui Chemicals, Inc.	135,000	714,159
Mitsui Fudosan Co. Ltd.	128,000	3,050,491
Mitsui OSK Lines Ltd.	187,000	548,655
Mixi, Inc.	7,100	394,532
Mizuho Financial Group, Inc.	3,482,735	6,360,114
MS&AD Insurance Group Holdings, Inc.	71,580	2,401,804
Murata Manufacturing Co. Ltd.	28,200	4,279,831
Nabtesco Corp.	17,800	516,710
Nagoya Railroad Co. Ltd.	124,000	577,693
NEC Corp.	389,000	1,030,647
Nexon Co. Ltd.	28,500	562,525
NGK Insulators Ltd.	37,000	736,546
NGK Spark Plug Co. Ltd.	27,400	581,984
NH Foods Ltd.	24,000	728,695
Nidec Corp.	34,100	3,489,584
Nikon Corp.	47,100	752,092
Nintendo Co. Ltd.	16,600	5,561,129
Nippon Building Fund, Inc. (REIT)	203	1,035,981
Nippon Electric Glass Co. Ltd.	13,200	479,413
Nippon Express Co. Ltd.	117,000	731,283
Nippon Paint Holdings Co. Ltd. (x)	23,800	899,311
Nippon Prologis REIT, Inc. (REIT)	216	459,750
Nippon Steel & Sumitomo Metal Corp.	116,408	2,626,748
Nippon Telegraph & Telephone Corp.	100,048	4,723,315
Nippon Yusen KK*	240,000	445,966
Nissan Chemical Industries Ltd.	17,600	580,538
Nissan Motor Co. Ltd.	342,300	3,402,457
Nisshin Seifun Group, Inc.	31,415	515,321
Nissin Foods Holdings Co. Ltd.	8,400	524,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nitori Holdings Co. Ltd.	11,500	$1,537,764
Nitto Denko Corp.	23,700	1,946,993
NOK Corp.	11,300	238,508
Nomura Holdings, Inc.	524,400	3,139,640
Nomura Real Estate Holdings, Inc.	19,300	378,192
Nomura Real Estate Master Fund, Inc. (REIT)	569	777,553
Nomura Research Institute Ltd.	19,866	781,570
NSK Ltd.	67,100	836,998
NTT Data Corp.	87,500	972,438
NTT DOCOMO, Inc.	202,600	4,777,019
Obayashi Corp.	95,300	1,119,283
Obic Co. Ltd.	8,500	521,449
Odakyu Electric Railway Co. Ltd.	45,000	906,601
Oji Holdings Corp.	112,000	577,551
Olympus Corp.	41,600	1,516,426
Omron Corp.	27,500	1,191,932
Ono Pharmaceutical Co. Ltd.	58,900	1,283,520
Oracle Corp. Japan	5,900	382,405
Oriental Land Co. Ltd.	31,200	2,110,421
ORIX Corp.	191,200	2,957,884
Osaka Gas Co. Ltd.	283,000	1,156,155
Otsuka Corp.	7,400	458,573
Otsuka Holdings Co. Ltd.	57,300	2,440,249
Panasonic Corp.	316,700	4,291,183
Park24 Co. Ltd.	13,300	337,718
Pola Orbis Holdings, Inc.	14,000	368,686
Rakuten, Inc.	133,500	1,569,122
Recruit Holdings Co. Ltd.	157,800	2,709,151
Resona Holdings, Inc.	321,605	1,768,506
Ricoh Co. Ltd.	101,900	898,731
Rinnai Corp.	4,800	446,819
Rohm Co. Ltd.	13,800	1,058,849
Ryohin Keikaku Co. Ltd.	3,300	823,570
Sankyo Co. Ltd.	7,400	250,669
Santen Pharmaceutical Co. Ltd.	51,800	701,873
SBI Holdings, Inc.	33,820	457,649
Secom Co. Ltd.	29,600	2,243,521
Sega Sammy Holdings, Inc.	28,600	384,469
Seibu Holdings, Inc.	24,600	454,272
Seiko Epson Corp.	40,900	908,727
Sekisui Chemical Co. Ltd.	61,100	1,092,439
Sekisui House Ltd.	85,500	1,504,754
Seven & i Holdings Co. Ltd.	108,400	4,460,326
Seven Bank Ltd.	77,000	275,208
Sharp Corp. (x)*	210,000	778,573
Shimadzu Corp.	37,000	703,321
Shimamura Co. Ltd.	3,200	391,483
Shimano, Inc.	10,700	1,691,451
Shimizu Corp.	85,000	900,067
Shin-Etsu Chemical Co. Ltd.	56,900	5,152,492
Shinsei Bank Ltd.	281,000	489,673
Shionogi & Co. Ltd.	43,800	2,437,379
Shiseido Co. Ltd.	53,500	1,899,791
Shizuoka Bank Ltd. (The)	78,000	703,890
Showa Shell Sekiyu KK	30,400	281,634
SMC Corp.	8,500	2,580,796
SoftBank Group Corp.	119,200	9,640,919
Sohgo Security Services Co. Ltd.	10,400	467,873
Sompo Holdings, Inc.	51,325	1,979,988
Sony Corp.	184,200	7,019,170

Sony Financial Holdings, Inc.	25,300	$430,533
Stanley Electric Co. Ltd.	22,800	687,193
Start Today Co. Ltd.	25,800	634,248
Subaru Corp.	88,100	2,965,518
Sumitomo Chemical Co. Ltd.	227,000	1,303,774
Sumitomo Corp.	170,100	2,211,035
Sumitomo Dainippon Pharma Co. Ltd.	24,200	329,839
Sumitomo Electric Industries Ltd.	109,400	1,682,703
Sumitomo Heavy Industries Ltd.	85,000	559,991
Sumitomo Metal Mining Co. Ltd.	69,000	920,511
Sumitomo Mitsui Financial Group, Inc.	194,597	7,576,264
Sumitomo Mitsui Trust Holdings, Inc.	47,368	1,692,572
Sumitomo Realty & Development Co. Ltd.	51,000	1,571,149
Sumitomo Rubber Industries Ltd.	24,400	411,313
Sundrug Co. Ltd.	10,800	402,329
Suntory Beverage & Food Ltd.	20,100	932,847
Suruga Bank Ltd.	29,000	701,827
Suzuken Co. Ltd.	11,520	382,037
Suzuki Motor Corp.	48,900	2,317,288
Sysmex Corp.	22,700	1,354,230
T&D Holdings, Inc.	80,400	1,221,994
Taiheiyo Cement Corp.	173,000	629,091
Taisei Corp.	154,000	1,404,792
Taisho Pharmaceutical Holdings Co. Ltd.	5,300	402,890
Taiyo Nippon Sanso Corp.	17,000	190,593
Takashimaya Co. Ltd.	42,000	399,182
Takeda Pharmaceutical Co. Ltd.	103,800	5,268,675
TDK Corp.	18,900	1,241,796
Teijin Ltd.	27,800	534,126
Terumo Corp.	49,000	1,927,762
THK Co. Ltd.	18,300	517,395
Tobu Railway Co. Ltd.	144,000	784,814
Toho Co. Ltd.	17,600	541,418
Toho Gas Co. Ltd.	54,000	392,727
Tohoku Electric Power Co., Inc.	64,200	887,584
Tokio Marine Holdings, Inc.	99,200	4,102,060
Tokyo Electric Power Co. Holdings, Inc.*	210,500	866,517
Tokyo Electron Ltd.	22,800	3,073,110
Tokyo Gas Co. Ltd.	292,000	1,516,920
Tokyo Tatemono Co. Ltd.	30,400	397,856
Tokyu Corp.	153,000	1,165,779
Tokyu Fudosan Holdings Corp.	67,000	395,537
Toppan Printing Co. Ltd.	81,000	887,237
Toray Industries, Inc.	209,000	1,747,257
Toshiba Corp. (x)*	578,000	1,396,758
Tosoh Corp.	85,000	869,838
TOTO Ltd.	20,300	774,279
Toyo Seikan Group Holdings Ltd.	26,400	445,027
Toyo Suisan Kaisha Ltd.	12,500	478,440
Toyoda Gosei Co. Ltd.	8,500	202,458
Toyota Industries Corp.	23,800	1,250,571
Toyota Motor Corp.	382,370	20,033,842
Toyota Tsusho Corp.	31,800	951,385
Trend Micro, Inc.	17,400	895,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Tsuruha Holdings, Inc.	5,200	$551,554
Unicharm Corp.	57,400	1,440,167
United Urban Investment Corp. (REIT)	421	600,760
USS Co. Ltd.	32,300	641,262
West Japan Railway Co.	23,500	1,658,111
Yahoo Japan Corp. (x)	204,900	890,830
Yakult Honsha Co. Ltd.	12,000	816,181
Yamada Denki Co. Ltd. (x)	101,600	504,048
Yamaguchi Financial Group, Inc.	25,000	301,623
Yamaha Corp.	22,400	772,723
Yamaha Motor Co. Ltd.	41,200	1,061,548
Yamato Holdings Co. Ltd.	48,400	980,479
Yamazaki Baking Co. Ltd.	17,000	338,413
Yaskawa Electric Corp.	33,800	715,517
Yokogawa Electric Corp.	33,900	542,822
Yokohama Rubber Co. Ltd. (The)	16,700	334,817

		465,738,658

Jersey (0.1%)
Randgold Resources Ltd.	13,370	1,185,006

Jordan (0.0%)
Hikma Pharmaceuticals plc (x)	21,942	420,102

Luxembourg (0.3%)
ArcelorMittal*	96,693	2,193,297
Eurofins Scientific SE	1,564	880,925
Millicom International Cellular SA (SDR)	10,390	613,679
RTL Group SA	5,618	424,201
SES SA (FDR)	52,157	1,222,697
Tenaris SA (x)	70,283	1,095,737

		6,430,536

Macau (0.0%)
MGM China Holdings Ltd.	123,600	274,827
Wynn Macau Ltd.	247,600	578,450

		853,277

Mexico (0.0%)
Fresnillo plc	30,621	592,651

Netherlands (3.8%)
ABN AMRO Group NV (CVA)§	40,371	1,070,207
Aegon NV	269,041	1,373,872
Akzo Nobel NV	36,452	3,167,905
Altice NV (x)*	52,337	1,207,490
Altice NV*	14,108	325,572
ASML Holding NV	53,911	7,025,644
Boskalis Westminster	12,352	401,156
EXOR NV	16,129	873,006
Gemalto NV	13,361	801,927
Heineken Holding NV	14,530	1,331,784
Heineken NV	32,952	3,203,963
ING Groep NV	561,628	9,686,098
Koninklijke Ahold Delhaize NV	184,264	3,523,052
Koninklijke DSM NV	27,352	1,988,119
Koninklijke KPN NV	499,872	1,599,172
Koninklijke Philips NV	140,413	4,986,789
Koninklijke Vopak NV	10,386	481,612
NN Group NV (x)	48,016	1,706,667

NXP Semiconductors NV*	50,368	$5,512,778
Randstad Holding NV	16,291	951,178
Royal Dutch Shell plc	642,826	17,038,011
Royal Dutch Shell plc	545,230	14,646,530
Wolters Kluwer NV	43,393	1,836,990

		84,739,522

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	661,703
Contact Energy Ltd.	103,326	394,487
Fletcher Building Ltd.	100,455	588,171
Mercury NZ Ltd.	104,214	253,542
Meridian Energy Ltd.	192,037	409,509
Ryman Healthcare Ltd.	52,355	318,052
Spark New Zealand Ltd.	270,602	749,563

		3,375,027

Norway (0.5%)
DNB ASA	139,924	2,379,902
Gjensidige Forsikring ASA	29,911	510,534
Marine Harvest ASA*	52,156	892,719
Norsk Hydro ASA	194,209	1,076,567
Orkla ASA	113,848	1,157,060
Schibsted ASA	12,117	292,593
Schibsted ASA	13,931	307,863
Statoil ASA	168,471	2,792,800
Telenor ASA	111,664	1,852,429
Yara International ASA	25,546	959,572

		12,222,039

Portugal (0.1%)
EDP – Energias de Portugal SA	327,407	1,070,613
Galp Energia SGPS SA	63,430	960,279
Jeronimo Martins SGPS SA	39,452	770,077

		2,800,969

Singapore (1.2%)
Ascendas REIT (REIT)	379,571	719,579
CapitaLand Commercial Trust (REIT) (x)	324,800	391,624
CapitaLand Ltd.	372,700	947,485
CapitaLand Mall Trust (REIT) (x)	342,900	491,903
City Developments Ltd.	67,900	529,193
ComfortDelGro Corp. Ltd. (x)	333,600	557,313
DBS Group Holdings Ltd.	257,600	3,880,606
Genting Singapore plc	918,841	724,128
Global Logistic Properties Ltd.	381,500	792,511
Golden Agri-Resources Ltd. (x)	1,209,009	329,311
Jardine Cycle & Carriage Ltd.	15,533	500,373
Keppel Corp. Ltd.	203,700	930,650
Oversea-Chinese Banking Corp. Ltd.	448,606	3,515,859
SATS Ltd.	96,300	357,431
Sembcorp Industries Ltd.	157,200	351,680
Singapore Airlines Ltd.	82,100	603,488
Singapore Exchange Ltd.	109,200	582,189
Singapore Press Holdings Ltd.	167,636	393,292
Singapore Technologies Engineering Ltd.	254,000	678,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Singapore Telecommunications Ltd.	1,179,000	$3,331,258
StarHub Ltd. (x)	77,590	153,292
Suntec REIT (REIT) (x)	352,800	479,198
United Overseas Bank Ltd.	197,075	3,309,514
UOL Group Ltd.	71,211	395,171
Wilmar International Ltd.	255,000	620,483

		25,566,463

South Africa (0.1%)
Investec plc	94,057	702,563
Mediclinic International plc (x)	52,374	505,811
Mondi plc	55,116	1,445,767

		2,654,141

Spain (3.1%)
Abertis Infraestructuras SA	100,919	1,869,592
ACS Actividades de Construccion y Servicios SA	34,354	1,327,206
Aena SA§	10,062	1,963,462
Amadeus IT Group SA	64,171	3,836,884
Banco Bilbao Vizcaya Argentaria SA	972,546	8,069,914
Banco de Sabadell SA	777,012	1,578,799
Banco Santander SA	2,122,751	14,042,704
Bankia SA	166,915	806,797
Bankinter SA	104,250	960,293
CaixaBank SA	518,267	2,474,303
Distribuidora Internacional de Alimentacion SA	98,260	611,753
Enagas SA	17,690	496,024
Endesa SA	45,488	1,047,914
Ferrovial SA	72,530	1,609,998
Gamesa Corp. Technologica SA	34,704	741,017
Gas Natural SDG SA	51,134	1,196,671
Grifols SA	42,778	1,191,424
Iberdrola SA	846,342	6,701,781
Industria de Diseno Textil SA	159,085	6,106,901
Mapfre SA	175,948	614,533
Red Electrica Corp. SA	46,850	978,960
Repsol SA*†	5,125	78,437
Repsol SA	174,265	2,667,093
Telefonica SA	672,684	6,943,950

		67,916,410

Sweden (2.6%)
Alfa Laval AB	43,038	880,714
Assa Abloy AB	143,506	3,152,986
Atlas Copco AB	97,491	3,737,770
Atlas Copco AB	55,335	1,911,999
Boliden AB	40,720	1,111,200
Electrolux AB	36,425	1,193,745
Essity AB*	89,778	2,456,328
Getinge AB	29,723	581,780
Hennes & Mauritz AB	137,584	3,427,883
Hexagon AB	36,684	1,743,913
Husqvarna AB	56,432	560,656
ICA Gruppen AB	11,619	432,504
Industrivarden AB	21,453	514,381
Investor AB	66,462	3,202,912
Kinnevik AB	32,792	1,003,841
L E Lundbergforetagen AB	5,424	428,141

Lundin Petroleum AB*	29,663	$570,747
Nordea Bank AB	438,299	5,577,131
Sandvik AB	164,341	2,584,683
Securitas AB	46,996	792,127
Skandinaviska Enskilda Banken AB	224,015	2,709,548
Skanska AB	50,098	1,188,718
SKF AB	59,252	1,200,555
Svenska Handelsbanken AB	223,202	3,195,148
Swedbank AB	130,424	3,178,279
Swedish Match AB	28,843	1,015,789
Tele2 AB	50,955	533,459
Telefonaktiebolaget LM Ericsson	443,442	3,171,315
Telia Co. AB	371,981	1,712,719
Volvo AB	223,815	3,814,953

		57,585,924

Switzerland (8.1%)
ABB Ltd. (Registered)	290,160	7,165,491
Adecco Group AG (Registered)	23,732	1,804,216
Baloise Holding AG (Registered)	7,004	1,082,483
Barry Callebaut AG (Registered)*	350	481,072
Chocoladefabriken Lindt & Spruengli AG	147	852,352
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,045,730
Cie Financiere Richemont SA (Registered)	75,382	6,210,427
Coca-Cola HBC AG*	26,840	789,346
Credit Suisse Group AG (Registered)*	341,585	4,937,291
Dufry AG (Registered)*	5,098	835,224
EMS-Chemie Holding AG (Registered)	1,234	909,832
Geberit AG (Registered)	5,354	2,496,933
Givaudan SA (Registered)	1,338	2,676,279
Glencore plc*	1,787,848	6,687,689
Julius Baer Group Ltd.*	32,197	1,693,960
Kuehne + Nagel International AG (Registered)	7,798	1,301,158
LafargeHolcim Ltd. (Registered)*	66,527	3,808,877
Lonza Group AG (Registered)*	10,752	2,324,423
Nestle SA (Registered)	453,037	39,426,361
Novartis AG (Registered)	325,054	27,051,110
Pargesa Holding SA	5,982	455,091
Partners Group Holding AG	2,485	1,540,653
Roche Holding AG	102,272	26,045,284
Schindler Holding AG	5,671	1,199,964
Schindler Holding AG (Registered)	2,976	616,987
SGS SA (Registered)	818	1,980,807
Sika AG	307	1,972,176
Sonova Holding AG (Registered)	7,370	1,196,693
STMicroelectronics NV	95,028	1,364,300
Straumann Holding AG (Registered)	1,387	789,038
Swatch Group AG (The)	4,419	1,631,836
Swatch Group AG (The) (Registered)	6,751	493,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Swiss Life Holding AG (Registered)*	4,724	$1,594,208
Swiss Prime Site AG (Registered)*	9,354	849,654
Swiss Re AG	47,247	4,318,698
Swisscom AG (Registered)	3,875	1,869,812
UBS Group AG (Registered)*	529,494	8,967,549
Vifor Pharma AG	7,097	782,306
Wolseley plc	37,734	2,316,281
Zurich Insurance Group AG	21,947	6,387,953

		179,952,721

United Kingdom (14.2%)
3i Group plc	137,506	1,616,330
Aberdeen Asset Management plc	134,235	528,000
Admiral Group plc	30,407	793,260
Anglo American plc*	203,792	2,717,992
Ashtead Group plc	74,289	1,537,480
Associated British Foods plc	52,174	1,995,130
AstraZeneca plc	184,187	12,318,575
Auto Trader Group plc§	143,328	709,375
Aviva plc	587,072	4,021,964
Babcock International Group plc	37,129	425,798
BAE Systems plc	463,237	3,822,178
Barclays plc	2,452,106	6,475,319
Barratt Developments plc	142,933	1,049,029
Berkeley Group Holdings plc	18,882	793,612
BP plc	2,847,391	16,421,611
British American Tobacco plc	271,397	18,501,196
British Land Co. plc (The) (REIT)	140,900	1,111,185
BT Group plc	1,222,304	4,692,390
Bunzl plc	47,858	1,426,171
Burberry Group plc	63,781	1,379,819
Capita plc	99,755	898,438
Centrica plc	808,213	2,107,419
CNH Industrial NV	146,349	1,657,317
Cobham plc	342,337	577,856
Coca-Cola European Partners plc	30,365	1,232,923
Compass Group plc	227,934	4,809,329
ConvaTec Group plc*§	170,446	708,616
Croda International plc	18,573	939,797
DCC plc	12,904	1,174,796
Diageo plc	366,982	10,842,879
Direct Line Insurance Group plc	201,245	931,544
Dixons Carphone plc	135,098	499,018
easyJet plc	22,328	395,212
Experian plc	136,738	2,804,987
Fiat Chrysler Automobiles NV*	155,698	1,641,375
G4S plc	216,018	918,335
GKN plc	255,551	1,085,066
GlaxoSmithKline plc	714,806	15,226,489
Hammerson plc (REIT)	117,105	876,247
Hargreaves Lansdown plc	39,215	665,004
HSBC Holdings plc	2,891,421	26,802,132
IMI plc	36,957	575,209
Imperial Brands plc	139,228	6,253,424
Inmarsat plc	60,967	611,033
InterContinental Hotels Group plc	25,486	1,416,398

International Consolidated Airlines Group SA	92,610	$735,027
Intertek Group plc	23,360	1,283,032
Intu Properties plc (REIT) (x)	133,735	468,727
ITV plc	509,132	1,202,898
J Sainsbury plc	234,815	769,786
Johnson Matthey plc	27,693	1,035,534
Kingfisher plc	319,013	1,249,404
Land Securities Group plc (REIT)	117,470	1,549,878
Legal & General Group plc	864,260	2,907,568
Lloyds Banking Group plc	10,402,426	8,962,425
London Stock Exchange Group plc	46,933	2,228,723
Marks & Spencer Group plc	235,561	1,022,586
Meggitt plc	110,613	687,060
Merlin Entertainments plc§	99,290	621,384
National Grid plc	498,717	6,182,454
Next plc	21,960	1,102,885
Old Mutual plc	696,742	1,755,050
Pearson plc	116,958	1,053,375
Persimmon plc	44,067	1,286,797
Petrofac Ltd. (x)	34,974	201,339
Provident Financial plc	21,612	684,854
Prudential plc	377,458	8,657,431
Reckitt Benckiser Group plc	96,815	9,815,367
RELX NV	146,026	3,002,105
RELX plc	156,485	3,383,310
Rio Tinto Ltd. (x)	61,710	3,000,915
Rio Tinto plc	178,681	7,544,882
Rolls-Royce Holdings plc*	269,363	3,125,912
Royal Bank of Scotland Group plc*	525,954	1,693,391
Royal Mail plc	140,953	773,257
RSA Insurance Group plc	142,786	1,144,655
Sage Group plc (The)	152,862	1,369,774
Schroders plc	18,626	753,013
Segro plc (REIT)	142,350	906,995
Severn Trent plc	34,765	988,002
Sky plc	153,240	1,983,899
Smith & Nephew plc	126,766	2,187,659
Smiths Group plc	59,250	1,232,407
SSE plc	148,886	2,817,608
St James’s Place plc	75,963	1,169,447
Standard Chartered plc*	479,652	4,855,345
Standard Life plc	276,816	1,438,911
Tate & Lyle plc	70,008	603,624
Taylor Wimpey plc	471,493	1,082,037
Tesco plc*	1,170,347	2,573,049
Travis Perkins plc	36,975	700,700
Unilever NV (CVA)	237,132	13,087,004
Unilever plc	187,673	10,156,261
United Utilities Group plc	98,542	1,113,402
Vodafone Group plc	3,878,385	10,999,429
Weir Group plc (The)	30,500	687,635
Whitbread plc	27,642	1,428,212
Wm Morrison Supermarkets plc	320,811	1,007,831
Worldpay Group plc§	291,140	1,193,707
WPP plc	187,635	3,944,377

		315,399,596

United States (0.5%)
Carnival plc	26,873	1,778,037
Mobileye NV*	29,051	1,824,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

QIAGEN NV*	32,679	$1,087,071
Shire plc	132,058	7,289,315
Taro Pharmaceutical Industries Ltd. (x)*	2,211	247,765

		12,226,591

Total Common Stocks (89.4%) (Cost $1,828,006,341)		1,987,431,377

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/11/17* (Cost $28,540)	34,354	27,466

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	9,985,160	9,988,155

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank AG, 1.550%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	$1,000,000	1,000,000
Deutsche Bank AG, 1.550%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.450%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.150%, dated 6/30/17, due 7/3/17, repurchase price $68,704, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $70,071. (xx)	68,697	68,697

Macquarie Bank Ltd., 1.150%, dated 6/30/17, due 7/7/17, repurchase price $8,301,856, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $8,471,527. (xx)	$8,300,000	$8,300,000
Macquarie Bank Ltd., 1.250%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Macquarie Bank Ltd., 1.250%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000
Natixis, 1.260%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Societe Generale SA, 1.060%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.060%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		21,168,697

Total Short-Term Investments (1.4%) (Cost $31,157,371)		31,156,852

Total Investments (90.8%) (Cost $1,859,192,252)		2,018,615,695
Other Assets Less Liabilities (9.2%)		203,706,544

Net Assets (100%)		$2,222,322,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
†	Security (totaling $78,437 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $11,977,131 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $21,679,074. This was secured by cash collateral of $21,168,697 which was subsequently invested in joint repurchase agreements with a total value of $21,168,697, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,725,417 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$427,275,127	19.2%
Industrials	289,322,384	13.0
Consumer Discretionary	233,958,814	10.5
Consumer Staples	229,655,568	10.3
Health Care	215,819,426	9.7
Materials	149,420,102	6.7
Information Technology	120,629,477	5.4
Energy	93,956,789	4.2
Telecommunication Services	87,941,888	4.0
Real Estate	71,941,061	3.3
Utilities	67,538,207	3.1
Repurchase Agreements	21,168,697	1.0
Investment Companies	9,988,155	0.4
Cash and Other	203,706,544	9.2

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$7,022,173	$91,737	$—	$7,714,131	$305,808	$—

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	2,335	September-17	$94,705,834	$91,502,033	$(3,203,801)
FTSE 100 Index	613	September-17	59,472,452	57,824,252	(1,648,200)
SPI 200 Index	213	September-17	23,361,513	23,120,197	(241,316)
TOPIX Index	399	September-17	56,832,177	57,167,237	335,060

					$(4,758,257)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	3,039	$2,333,391	$2,289,406	$43,985
British Pound vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	5,310	6,931,123	6,892,590	38,533
European Union Euro vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	8,482	9,725,072	9,580,910	144,162
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	657,449	5,863,896	5,998,916	(135,020)

					$91,660

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	920	$1,175,701	$1,201,079	$(25,378)

					$66,282

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in

USD): AUD 20,681,678, CHF 11,505, DKK 5,323, EUR 81,289,871, GBP 51,056,485, HKD 8,289, ILS 54,161, JPY 52,189,440, NOK 27,567, NZD 83,308 and SGD 171,773.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$401,966	$233,556,848	$—	$233,958,814
Consumer Staples	—	229,655,568	—	229,655,568
Energy	—	93,878,352	78,437	93,956,789
Financials	—	427,275,127	—	427,275,127
Health Care	4,525,871	211,293,555	—	215,819,426
Industrials	4,683,445	284,611,473	—	289,294,918
Information Technology	9,353,415	111,276,062	—	120,629,477
Materials	—	149,420,102	—	149,420,102
Real Estate	1,214,164	70,726,897	—	71,941,061
Telecommunication Services	—	87,941,888	—	87,941,888
Utilities	—	67,538,207	—	67,538,207
Forward Currency Contracts	—	226,680	—	226,680
Futures	335,060	—	—	335,060
Rights
Industrials	—	27,466	—	27,466
Short-Term Investments
Investment Companies	9,988,155	—	—	9,988,155
Repurchase Agreements	—	21,168,697	—	21,168,697

Total Assets	$30,502,076	$1,988,596,922	$78,437	$2,019,177,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(160,398)	$—	$(160,398)
Futures	(5,093,317)	—	—	(5,093,317)

Total Liabilities	$(5,093,317)	$(160,398)	$—	$(5,253,715)

Total	$25,408,759	$1,988,436,524	$78,437	$2,013,923,720

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$335,060	*
Foreign exchange contracts	Receivables	226,680

Total		$561,740

Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,093,317	)*
Foreign exchange contracts	Payables	(160,398)

Total		$(5,253,715)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Equity contracts	$23,687,086	$—	$23,687,086
Foreign exchange contracts	—	876,854	876,854

Total	$23,687,086	$876,854	$24,563,940

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Equity contracts	$(10,359,558)	$—	$(10,359,558)
Foreign exchange contracts	—	407,651	407,651

Total	$(10,359,558)	$407,651	$(9,951,907)

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $23,243,000 and futures contracts with an average notional balance of approximately $232,520,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$226,680	(135,020)	$—	$91,660

Total	$226,680	$(135,020)	$—	$91,660

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$25,378		$—	$25,378
HSBC Bank plc	135,020	(135,020)	—	—

Total	$160,398	$(135,020)	$—	$25,378

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$60,157,104
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 6%)*	$22,502,436

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273,253,927
Aggregate gross unrealized depreciation	(120,682,928)

Net unrealized appreciation	$152,570,999

Federal income tax cost of investments	$1,866,044,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $6,365,730)	$7,714,131
Unaffiliated Issuers (Cost $1,831,657,825)	1,989,732,867
Repurchase Agreements (Cost $21,168,697)	21,168,697
Cash	1,772,464
Foreign cash (Cost $211,463,869)	205,579,400
Cash held as collateral at broker	12,786,870
Dividends, interest and other receivables	7,336,745
Receivable for securities sold	2,741,511
Unrealized appreciation on forward foreign currency contracts	226,680
Receivable from Separate Accounts for Trust shares sold	106,784
Security lending income receivable	49,844
Other assets	49,352

Total assets	2,249,265,345

LIABILITIES
Payable for return of collateral on securities loaned	21,168,697
Payable for securities purchased	2,549,861
Due to broker for futures variation margin	1,573,003
Investment management fees payable	824,595
Payable to Separate Accounts for Trust shares redeemed	286,542
Administrative fees payable	227,720
Unrealized depreciation on forward foreign currency contracts	160,398
Distribution fees payable – Class IB	26,503
Trustees’ fees payable	1,692
Accrued expenses	124,095

Total liabilities	26,943,106

NET ASSETS	$2,222,322,239

Net assets were comprised of:
Paid in capital	$2,039,735,487
Accumulated undistributed net investment income (loss)	26,399,280
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	7,235,706
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	148,951,766

Net assets	$2,222,322,239

Class IB
Net asset value, offering and redemption price per share, $126,990,409 / 9,756,773 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.02

Class K
Net asset value, offering and redemption price per share, $2,095,331,830 / 159,966,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.10

(x)	Includes value of securities on loan of $21,679,074.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($305,808 of dividend income received from affiliates) (net of $3,693,812 foreign withholding tax)	$38,076,783
Securities lending (net)	374,035

Total income	38,450,818

EXPENSES
Investment management fees	4,710,365
Administrative fees	1,301,509
Distribution fees – Class IB	156,501
Custodian fees	117,792
Printing and mailing expenses	79,137
Professional fees	63,398
Trustees’ fees	24,103
Miscellaneous	81,853

Total expenses	6,534,658

NET INVESTMENT INCOME (LOSS)	31,916,160

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,370,076
Futures	23,687,086
Foreign currency transactions	1,384,908

Net realized gain (loss)	27,442,070

Change in unrealized appreciation (depreciation) on:
Investments ($600,221 of change in unrealized appreciation (depreciation) from affiliates)	209,577,529
Futures	(10,359,558)
Foreign currency translations	13,280,055

Net change in unrealized appreciation (depreciation)	212,498,026

NET REALIZED AND UNREALIZED GAIN (LOSS)	239,940,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,856,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,916,160	$42,544,297
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	27,442,070	(28,931,274)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	212,498,026	(5,870,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,856,256	7,742,413

DIVIDENDS:
Dividends from net investment income
Class IB	—	(1,503,480)
Class K	—	(27,143,203)

TOTAL DIVIDENDS	—	(28,646,683)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 289,339 and 1,172,894 shares, respectively ]	3,573,644	13,013,184
Capital shares issued in reinvestment of dividends and distributions [ 0 and 131,936 shares, respectively ]	—	1,503,480
Capital shares repurchased [ (1,127,394) and (1,566,694) shares, respectively ]	(14,053,279)	(17,692,409)

Total Class IB transactions	(10,479,635)	(3,175,745)

Class K
Capital shares sold [ 4,088,886 and 32,456,257 shares, respectively ]	50,354,584	359,972,636
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,370,020 shares, respectively ]	—	27,143,203
Capital shares repurchased [ (3,931,922) and (16,274,974) shares, respectively ]	(49,342,235)	(176,873,888)

Total Class K transactions	1,012,349	210,241,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,467,286)	207,066,206

TOTAL INCREASE (DECREASE) IN NET ASSETS	262,388,970	186,161,936
NET ASSETS:
Beginning of period	1,959,933,269	1,773,771,333

End of period (a)	$2,222,322,239	$1,959,933,269

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,399,280	$(5,516,880)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013		2012
Net asset value, beginning of period	$11.45	$11.61	$12.27	$13.46	$12.08		$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.24	0.14	0.17	0.11	##	0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.40	(0.26)	(0.44)	(1.02)	2.40		1.59

Total from investment operations	1.57	(0.02)	(0.30)	(0.85)	2.51		1.73

Less distributions:
Dividends from net investment income	—	(0.14)	— #	(0.11)	—		(0.07)
Distributions from net realized gains	—	—	(0.36)	(0.23)	(1.13)		—

Total dividends and distributions	—	(0.14)	(0.36)	(0.34)	(1.13)		(0.07)

Net asset value, end of period	$13.02	$11.45	$11.61	$12.27	$13.46		$12.08

Total return (b)	13.71%	(0.13)%	(2.40)%	(6.43)%	21.16%		16.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,990	$121,275	$125,995	$128,806	$133,667		$118,078
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.87%	0.87%	0.88%	0.91%		0.94%
Before waivers and reimbursements (a)(f)	0.86%	0.87%	0.87%	0.88%	0.91%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.78%	2.09%	1.14%	1.28%	0.82	%(aa)	1.27%
Before waivers and reimbursements (a)(f)	2.78%	2.09%	1.14%	1.28%	0.82	%(aa)	1.27%
Portfolio turnover rate (z)^	1%	5%	3%	3%	1%		3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013		2012
Net asset value, beginning of period	$11.51	$11.67	$12.30	$13.49	$12.08		$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.26	0.17	0.20	0.14	##	0.16
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.40	(0.25)	(0.44)	(1.02)	2.40		1.60

Total from investment operations	1.59	0.01	(0.27)	(0.82)	2.54		1.76

Less distributions:
Dividends from net investment income	—	(0.17)	— #	(0.14)	—		(0.10)
Distributions from net realized gains	—	—	(0.36)	(0.23)	(1.13)		—

Total dividends and distributions	—	(0.17)	(0.36)	(0.37)	(1.13)		(0.10)

Net asset value, end of period	$13.10	$11.51	$11.67	$12.30	$13.49		$12.08

Total return (b)	13.81%	0.13%	(2.15)%	(6.17)%	21.41%		16.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,095,332	$1,838,658	$1,647,776	$1,376,510	$1,096,284		$679,292
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.62%	0.62%	0.63%	0.66%		0.69%
Before waivers and reimbursements (a)(f)	0.61%	0.62%	0.62%	0.63%	0.66%		0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.06%	2.32%	1.39%	1.48%	1.03	%(bb)	1.47%
Before waivers and reimbursements (a)(f)	3.06%	2.31%	1.38%	1.48%	1.03	%(bb)	1.47%
Portfolio turnover rate (z)^	1%	5%	3%	3%	1%		3%
#	Per share amount is less than $0.005.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.09 and $0.12 for Class IB and K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.65% for income after waivers and reimbursements and 0.65% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.86% for income after waivers and reimbursements and 0.86% before waivers and reimbursements.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$325,514,313	19.4%
Industrials	220,291,082	13.1
Consumer Discretionary	179,230,357	10.7
Consumer Staples	174,417,811	10.4
Health Care	164,587,653	9.8
Materials	113,518,665	6.8
Information Technology	91,501,135	5.4
Energy	71,798,691	4.3
Telecommunication Services	66,857,241	4.0
Real Estate	54,870,770	3.3
Utilities	51,653,330	3.1
Repurchase Agreements	18,066,172	1.1
Investment Companies	5,722,387	0.3
Cash and Other	138,880,229	8.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class K
Actual	$1,000.00	$1,138.31	$3.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.73	3.10

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.62%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.4%)
AGL Energy Ltd.	74,784	$1,465,714
Alumina Ltd. (x)	242,893	358,440
Amcor Ltd.	127,581	1,589,532
AMP Ltd. (x)	321,573	1,282,766
APA Group	120,741	850,990
Aristocrat Leisure Ltd.	60,223	1,044,244
ASX Ltd.	21,153	871,602
Aurizon Holdings Ltd.	222,059	914,816
AusNet Services	192,037	256,085
Australia & New Zealand Banking Group Ltd.	325,723	7,190,072
Bank of Queensland Ltd. (x)	45,692	402,111
Bendigo & Adelaide Bank Ltd. (x)	53,374	454,538
BHP Billiton Ltd.	354,096	6,335,842
BHP Billiton plc	237,250	3,633,914
BlueScope Steel Ltd.	62,725	636,860
Boral Ltd.	127,030	678,565
Brambles Ltd.	175,828	1,314,926
Caltex Australia Ltd.	28,473	691,764
Challenger Ltd.	64,402	660,322
CIMIC Group Ltd.	9,951	297,061
Coca-Cola Amatil Ltd.	58,002	411,476
Cochlear Ltd.	6,786	810,784
Commonwealth Bank of Australia	190,119	12,100,649
Computershare Ltd.	48,157	523,370
Crown Resorts Ltd. (x)	42,576	401,850
CSL Ltd.	50,126	5,317,860
Dexus (REIT) (x)	106,485	775,885
Domino’s Pizza Enterprises Ltd.	7,043	281,922
Flight Centre Travel Group Ltd. (x)	7,310	215,187
Fortescue Metals Group Ltd. (x)	183,854	737,639
Goodman Group (REIT)	198,328	1,199,663
GPT Group (The) (REIT) (x)	196,606	723,823
Harvey Norman Holdings Ltd. (x)	57,008	167,378
Healthscope Ltd. (x)	192,837	327,554
Incitec Pivot Ltd. (x)	189,896	497,703
Insurance Australia Group Ltd. (x)	262,901	1,370,005
LendLease Group	60,442	773,488
Macquarie Group Ltd.	34,784	2,366,046
Medibank Pvt Ltd.	297,890	641,083
Mirvac Group (REIT)	404,198	661,720
National Australia Bank Ltd.	295,990	6,731,663
Newcrest Mining Ltd.	85,303	1,321,768
Oil Search Ltd.	147,559	773,482
Orica Ltd.	43,024	683,851
Origin Energy Ltd.*	194,456	1,025,288
Qantas Airways Ltd.	50,023	219,921
QBE Insurance Group Ltd.	151,200	1,372,467
Ramsay Health Care Ltd. (x)	16,395	927,448
REA Group Ltd. (x)	6,016	307,027
Santos Ltd.*	195,488	455,264
Scentre Group (REIT)	590,413	1,837,855
SEEK Ltd. (x)	34,685	450,802
Sonic Healthcare Ltd.	42,586	792,759

South32 Ltd.	591,469	$1,218,336
Stockland (REIT)	267,028	898,941
Suncorp Group Ltd.	144,952	1,651,098
Sydney Airport	125,836	685,727
Tabcorp Holdings Ltd.	91,817	308,393
Tatts Group Ltd.	146,556	470,847
Telstra Corp. Ltd.	457,017	1,510,432
TPG Telecom Ltd. (x)	37,702	165,173
Transurban Group	226,914	2,066,712
Treasury Wine Estates Ltd.	81,627	825,639
Vicinity Centres (REIT)	362,005	715,069
Wesfarmers Ltd. (x)	125,317	3,864,304
Westfield Corp. (REIT) (x)	214,241	1,322,265
Westpac Banking Corp.	370,016	8,676,869
Woodside Petroleum Ltd. (x)	84,288	1,935,091
Woolworths Ltd. (x)	143,411	2,815,164

		107,264,904

Austria (0.2%)
ANDRITZ AG	8,097	487,739
Erste Group Bank AG*	33,723	1,291,273
OMV AG	16,710	867,142
Raiffeisen Bank International AG*	12,905	325,742
voestalpine AG (x)	11,797	549,737

		3,521,633

Belgium (1.0%)
Ageas	21,709	874,269
Anheuser-Busch InBev SA/NV	84,067	9,285,816
Colruyt SA	6,613	348,384
Groupe Bruxelles Lambert SA	9,227	888,300
KBC Group NV	28,296	2,146,257
Proximus SADP	16,904	591,371
Solvay SA	8,075	1,083,686
Telenet Group Holding NV*	5,184	326,538
UCB SA	14,055	966,867
Umicore SA	10,295	716,089

		17,227,577

Chile (0.0%)
Antofagasta plc	39,939	415,888

China (0.1%)
BOC Hong Kong Holdings Ltd.	409,823	1,960,549
Yangzijiang Shipbuilding Holdings Ltd.	205,399	177,538

		2,138,087

Denmark (1.6%)
AP Moller – Maersk A/S, Class A	419	799,983
AP Moller – Maersk A/S, Class B	707	1,421,526
Carlsberg A/S, Class B	11,509	1,229,505
Chr Hansen Holding A/S	11,644	846,872
Coloplast A/S, Class B	13,747	1,148,689
Danske Bank A/S	81,401	3,130,832
DONG Energy A/S§	16,697	753,761
DSV A/S	21,014	1,291,113
Genmab A/S*	6,240	1,331,320
H Lundbeck A/S	7,647	429,196
ISS A/S	18,610	730,925
Novo Nordisk A/S, Class B	199,842	8,558,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Novozymes A/S, Class B	25,627	$1,121,465
Pandora A/S	12,267	1,144,670
TDC A/S	91,897	534,414
Tryg A/S	14,419	315,385
Vestas Wind Systems A/S	24,950	2,303,248
William Demant Holding A/S*	15,403	398,658

		27,489,620

Finland (0.9%)
Elisa OYJ	15,512	601,139
Fortum OYJ	49,339	773,720
Kone OYJ, Class B	37,585	1,912,000
Metso OYJ	12,196	422,905
Neste OYJ	14,633	576,434
Nokia OYJ	646,321	3,953,037
Nokian Renkaat OYJ	13,240	548,024
Orion OYJ, Class B	11,019	703,521
Sampo OYJ, Class A	48,975	2,509,884
Stora Enso OYJ, Class R	63,575	821,244
UPM-Kymmene OYJ	59,448	1,694,747
Wartsila OYJ Abp	16,508	975,726

		15,492,381

France (9.2%)
Accor SA	19,001	890,758
Aeroports de Paris	3,214	518,694
Air Liquide SA	43,228	5,342,143
Airbus SE	64,439	5,299,128
Alstom SA*	17,081	597,172
Arkema SA	7,951	848,460
Atos SE	10,096	1,417,178
AXA SA‡	215,639	5,898,695
BNP Paribas SA	124,711	8,982,182
Bollore SA (x)	100,452	456,745
Bouygues SA	22,613	953,549
Bureau Veritas SA	31,210	690,651
Capgemini SE	18,077	1,868,108
Carrefour SA (x)	63,151	1,597,633
Casino Guichard Perrachon SA	6,241	369,666
Christian Dior SE	2,797	799,767
Cie de Saint-Gobain	55,537	2,967,330
Cie Generale des Etablissements Michelin	18,872	2,508,962
CNP Assurances	20,293	455,557
Credit Agricole SA	127,402	2,049,539
Danone SA	65,128	4,895,339
Dassault Aviation SA	273	381,200
Dassault Systemes SE	14,337	1,285,274
Edenred	24,795	646,537
Eiffage SA	6,729	611,461
Electricite de France SA (x)	60,620	656,506
Engie SA	188,083	2,838,833
Essilor International SA	23,041	2,931,633
Eurazeo SA	4,341	325,696
Eutelsat Communications SA	19,543	499,098
Fonciere Des Regions (REIT)	3,929	364,475
Gecina SA (REIT)	4,607	722,720
Groupe Eurotunnel SE (Registered)	49,480	527,724
Hermes International	2,513	1,241,802
ICADE (REIT)	4,171	350,147
Iliad SA	2,729	645,516

Imerys SA	4,169	$362,598
Ingenico Group SA	6,900	626,448
Ipsen SA	4,158	569,175
JCDecaux SA (x)	8,280	271,605
Kering	8,522	2,902,501
Klepierre (REIT)	24,145	989,608
Lagardere SCA	11,632	367,344
Legrand SA	29,392	2,056,167
L’Oreal SA	28,004	5,834,022
LVMH Moet Hennessy Louis Vuitton SE	31,001	7,729,521
Natixis SA	106,986	718,134
Orange SA	221,784	3,518,484
Pernod Ricard SA	23,605	3,161,113
Peugeot SA	53,561	1,068,416
Publicis Groupe SA	21,676	1,616,896
Remy Cointreau SA	2,501	292,079
Renault SA (x)	19,682	1,781,524
Rexel SA	33,896	554,583
Safran SA	34,771	3,186,627
Sanofi	129,086	12,349,204
Schneider Electric SE*	62,517	4,803,333
SCOR SE	18,495	733,216
SEB SA	2,615	469,662
Societe BIC SA	3,290	390,422
Societe Generale SA	85,265	4,587,827
Sodexo SA	10,375	1,341,398
Suez	39,652	734,354
Thales SA	11,767	1,266,555
TOTAL SA	257,173	12,714,109
Unibail-Rodamco SE (REIT)	11,026	2,778,722
Valeo SA	26,499	1,785,381
Veolia Environnement SA	54,158	1,144,346
Vinci SA	56,229	4,799,306
Vivendi SA	114,090	2,539,701
Wendel SA (x)	3,248	480,778
Zodiac Aerospace	22,244	603,392

		154,564,429

Germany (8.6%)
adidas AG	20,657	3,957,792
Allianz SE (Registered)	50,421	9,928,231
Axel Springer SE (x)	4,736	284,525
BASF SE	101,336	9,385,430
Bayer AG (Registered)	91,238	11,796,287
Bayerische Motoren Werke AG	36,961	3,431,236
Bayerische Motoren Werke AG (Preference) (q)	6,584	542,787
Beiersdorf AG	10,864	1,142,062
Brenntag AG	16,924	979,632
Commerzbank AG*	115,326	1,373,835
Continental AG	12,224	2,638,052
Covestro AG§	11,710	845,407
Daimler AG (Registered)	106,232	7,688,864
Deutsche Bank AG (Registered)	229,996	4,078,261
Deutsche Boerse AG	21,294	2,247,741
Deutsche Lufthansa AG (Registered)	25,402	578,082
Deutsche Post AG (Registered)	109,282	4,096,475
Deutsche Telekom AG (Registered)	361,202	6,485,237
Deutsche Wohnen AG	38,949	1,489,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

E.ON SE	242,800	$2,287,286
Evonik Industries AG	17,320	553,600
Fraport AG Frankfurt Airport Services Worldwide	4,396	388,115
Fresenius Medical Care AG & Co. KGaA	23,907	2,298,294
Fresenius SE & Co. KGaA	45,955	3,939,712
FUCHS PETROLUB SE (Preference) (q)	7,734	421,132
GEA Group AG	20,284	830,087
Hannover Rueck SE	6,619	793,410
HeidelbergCement AG	16,736	1,618,087
Henkel AG & Co. KGaA	11,518	1,393,145
Henkel AG & Co. KGaA (Preference) (q)	19,807	2,726,019
HOCHTIEF AG	2,160	395,714
HUGO BOSS AG	6,768	473,853
Infineon Technologies AG	125,572	2,651,157
Innogy SE§	16,484	648,879
K+S AG (Registered) (x)	20,736	530,987
LANXESS AG	10,534	797,562
Linde AG	20,466	3,875,615
MAN SE	4,115	441,184
Merck KGaA	14,368	1,735,401
METRO AG	20,489	691,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,860	3,601,408
OSRAM Licht AG	9,536	759,685
Porsche Automobil Holding SE (Preference) (q)	16,575	931,223
ProSiebenSat.1 Media SE	25,988	1,087,556
RWE AG*	55,465	1,105,129
SAP SE	108,433	11,325,785
Schaeffler AG (Preference) (q)	18,925	271,054
Siemens AG (Registered)	84,403	11,601,847
Symrise AG	13,329	944,175
Telefonica Deutschland Holding AG	80,823	403,680
thyssenkrupp AG	40,512	1,150,986
TUI AG	48,670	709,337
United Internet AG (Registered)	13,394	736,520
Volkswagen AG	3,531	547,470
Volkswagen AG (Preference) (q)	20,631	3,142,219
Vonovia SE	52,101	2,068,766
Zalando SE*§	10,881	497,234

		143,344,704

Hong Kong (3.0%)
AIA Group Ltd.	1,330,200	9,719,935
ASM Pacific Technology Ltd.	27,877	376,695
Bank of East Asia Ltd. (The)	135,421	581,928
Cheung Kong Property Holdings Ltd.	294,980	2,310,361
CK Hutchison Holdings Ltd.	300,480	3,771,659
CK Infrastructure Holdings Ltd.	70,713	594,147
CLP Holdings Ltd.	182,128	1,926,848
First Pacific Co. Ltd.	256,900	189,530
Galaxy Entertainment Group Ltd.	258,800	1,571,207
Hang Lung Group Ltd.	101,700	420,740

Hang Lung Properties Ltd.	221,811	$553,998
Hang Seng Bank Ltd.	84,979	1,777,414
Henderson Land Development Co. Ltd.	136,233	759,908
HK Electric Investments & HK Electric Investments Ltd.§	318,500	292,904
HKT Trust & HKT Ltd.	349,611	458,539
Hong Kong & China Gas Co. Ltd.	932,741	1,753,791
Hong Kong Exchanges & Clearing Ltd.	129,402	3,344,667
Hongkong Land Holdings Ltd.	125,800	907,018
Hutchison Port Holdings Trust (OTC Exchange)	106,500	43,133
Hutchison Port Holdings Trust (Singapore Stock Exchange)	480,600	206,658
Hysan Development Co. Ltd.	61,807	294,886
Jardine Matheson Holdings Ltd.	23,700	1,501,395
Jardine Strategic Holdings Ltd.	25,100	1,031,610
Kerry Properties Ltd.	51,924	176,240
Li & Fung Ltd.	662,350	240,933
Link REIT (REIT)	245,819	1,870,220
Melco Resorts & Entertainment Ltd. (ADR)	17,701	397,388
MTR Corp. Ltd.	163,816	922,159
New World Development Co. Ltd.	611,913	776,702
NWS Holdings Ltd. (x)	168,262	331,031
PCCW Ltd.	491,365	279,433
Power Assets Holdings Ltd.	151,914	1,341,599
Sands China Ltd.	268,696	1,230,348
Shangri-La Asia Ltd.	163,535	277,325
Sino Land Co. Ltd.	358,600	587,910
SJM Holdings Ltd.	210,900	222,314
Sun Hung Kai Properties Ltd.	162,508	2,387,421
Swire Pacific Ltd., Class A	54,412	531,405
Swire Properties Ltd.	119,100	392,808
Techtronic Industries Co. Ltd.	150,200	690,646
WH Group Ltd.§	931,300	939,954
Wharf Holdings Ltd. (The)	133,613	1,107,245
Wheelock & Co. Ltd.	90,074	679,525
Yue Yuen Industrial Holdings Ltd.	83,737	347,499

		50,119,076

Ireland (0.5%)
AerCap Holdings NV*	15,988	742,323
Bank of Ireland*	3,038,021	798,071
CRH plc	92,427	3,269,891
James Hardie Industries plc (CHDI) (x)	49,010	772,216
Kerry Group plc (London Stock Exchange), Class A	5	431
Kerry Group plc (Turquoise Stock Exchange), Class A	17,735	1,525,887
Paddy Power Betfair plc	8,758	934,976
Ryanair Holdings plc (ADR)*	2,674	287,749

		8,331,544

Israel (0.5%)
Azrieli Group Ltd.	4,269	237,056
Bank Hapoalim BM	129,258	870,798
Bank Leumi Le-Israel BM	166,327	807,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Bezeq The Israeli Telecommunication Corp. Ltd.	252,106	$418,220
Check Point Software Technologies Ltd.*	14,459	1,577,188
Elbit Systems Ltd.	2,714	334,108
Frutarom Industries Ltd.	4,488	313,727
Israel Chemicals Ltd.	63,044	296,877
Mizrahi Tefahot Bank Ltd.	14,560	264,882
Nice Ltd.	6,507	516,586
Teva Pharmaceutical Industries Ltd. (ADR)	101,378	3,367,777

		9,004,272

Italy (1.8%)
Assicurazioni Generali SpA	133,369	2,195,038
Atlantia SpA	50,206	1,412,926
Enel SpA	897,351	4,810,925
Eni SpA	282,803	4,250,725
Ferrari NV	13,506	1,159,255
Intesa Sanpaolo SpA	1,418,079	4,496,173
Intesa Sanpaolo SpA (RNC)	101,231	300,152
Leonardo SpA	38,485	639,555
Luxottica Group SpA	18,837	1,089,718
Mediobanca SpA	62,781	619,534
Poste Italiane SpA (x)§	55,264	378,403
Prysmian SpA	23,451	689,702
Recordati SpA	11,559	468,939
Saipem SpA*	76,083	281,029
Snam SpA	272,633	1,188,256
Telecom Italia SpA*	1,232,808	1,137,706
Telecom Italia SpA (RNC)	700,076	515,737
Terna Rete Elettrica Nazionale SpA	155,205	837,766
UniCredit SpA*	220,842	4,124,037
UnipolSai Assicurazioni SpA	132,601	289,421

		30,884,997

Japan (21.2%)
ABC-Mart, Inc.	3,699	217,385
Acom Co. Ltd. (x)*	47,119	214,910
Aeon Co. Ltd.	67,510	1,024,579
AEON Financial Service Co. Ltd.	11,562	244,449
Aeon Mall Co. Ltd.	14,391	283,022
Air Water, Inc.	16,287	298,879
Aisin Seiki Co. Ltd.	19,502	996,990
Ajinomoto Co., Inc.	61,176	1,319,792
Alfresa Holdings Corp.	22,079	425,385
Alps Electric Co. Ltd.	21,192	610,465
Amada Holdings Co. Ltd.	39,324	453,812
ANA Holdings, Inc.	127,591	442,868
Aozora Bank Ltd.	124,980	475,585
Asahi Glass Co. Ltd.	21,648	910,389
Asahi Group Holdings Ltd.	42,819	1,609,591
Asahi Kasei Corp.	140,104	1,504,117
Asics Corp.	16,160	299,134
Astellas Pharma, Inc.	239,388	2,925,440
Bandai Namco Holdings, Inc.	21,723	739,712
Bank of Kyoto Ltd. (The)	28,059	264,437
Benesse Holdings, Inc.	7,562	285,067
Bridgestone Corp.	72,347	3,113,221
Brother Industries Ltd.	24,332	560,950
Calbee, Inc.	8,750	343,465

Canon, Inc.	118,588	$4,023,399
Casio Computer Co. Ltd.	23,616	362,612
Central Japan Railway Co.	15,966	2,599,133
Chiba Bank Ltd. (The)	76,460	553,354
Chubu Electric Power Co., Inc.	68,994	915,524
Chugai Pharmaceutical Co. Ltd.	24,944	932,559
Chugoku Bank Ltd. (The)	18,345	274,013
Chugoku Electric Power Co., Inc. (The)	32,889	362,298
Coca-Cola Bottlers Japan, Inc. (x)	14,071	406,586
Concordia Financial Group Ltd.	123,374	621,504
Credit Saison Co. Ltd.	17,448	340,350
CYBERDYNE, Inc. (x)*	11,997	159,462
Dai Nippon Printing Co. Ltd.	58,352	647,462
Daicel Corp.	28,655	355,911
Dai-ichi Life Holdings, Inc.	118,295	2,131,361
Daiichi Sankyo Co. Ltd.	62,699	1,475,566
Daikin Industries Ltd.	26,466	2,698,956
Daito Trust Construction Co. Ltd.	7,716	1,200,190
Daiwa House Industry Co. Ltd.	63,271	2,159,005
Daiwa House REIT Investment Corp. (REIT)	164	389,167
Daiwa Securities Group, Inc.	179,792	1,064,286
DeNA Co. Ltd.	12,303	275,211
Denso Corp.	52,960	2,232,819
Dentsu, Inc.	24,081	1,149,722
Disco Corp.	3,155	502,668
Don Quijote Holdings Co. Ltd.	14,063	532,637
East Japan Railway Co.	36,904	3,525,526
Eisai Co. Ltd.	28,712	1,583,978
Electric Power Development Co. Ltd.	17,997	444,505
FamilyMart UNY Holdings Co. Ltd.	9,817	561,221
FANUC Corp.	21,524	4,144,052
Fast Retailing Co. Ltd.	5,827	1,938,621
Fuji Electric Co. Ltd.	61,787	325,209
FUJIFILM Holdings Corp.	45,542	1,635,827
Fujitsu Ltd.	208,915	1,537,585
Fukuoka Financial Group, Inc.	88,332	419,376
Hachijuni Bank Ltd. (The)	37,758	239,355
Hakuhodo DY Holdings, Inc.	25,463	337,545
Hamamatsu Photonics KK	16,623	509,885
Hankyu Hanshin Holdings, Inc.	25,920	931,023
Hikari Tsushin, Inc.	2,640	277,438
Hino Motors Ltd.	28,757	318,826
Hirose Electric Co. Ltd.	3,439	489,822
Hiroshima Bank Ltd. (The)	44,430	196,721
Hisamitsu Pharmaceutical Co., Inc.	7,338	350,997
Hitachi Chemical Co. Ltd.	11,212	333,943
Hitachi Construction Machinery Co. Ltd.	12,087	301,651
Hitachi High-Technologies Corp.	7,582	293,910
Hitachi Ltd.	536,288	3,287,103
Hitachi Metals Ltd.	23,249	322,871
Honda Motor Co. Ltd.	189,863	5,172,174
Hoshizaki Corp.	6,107	551,653
Hoya Corp.	43,355	2,248,408
Hulic Co. Ltd.	34,071	347,450
Idemitsu Kosan Co. Ltd.	9,648	273,635
IHI Corp.*	168,746	573,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Iida Group Holdings Co. Ltd.	16,561	$275,489
Inpex Corp.	102,630	986,379
Isetan Mitsukoshi Holdings Ltd.	40,069	401,135
Isuzu Motors Ltd.	64,239	791,600
ITOCHU Corp.	166,031	2,463,710
J Front Retailing Co. Ltd.	26,490	406,035
Japan Airlines Co. Ltd.	13,965	431,335
Japan Airport Terminal Co. Ltd. (x)	6,000	229,118
Japan Exchange Group, Inc.	55,533	1,004,754
Japan Post Bank Co. Ltd.	46,960	600,387
Japan Post Holdings Co. Ltd.	48,644	602,887
Japan Prime Realty Investment Corp. (REIT)	103	356,688
Japan Real Estate Investment Corp. (REIT)	139	690,829
Japan Retail Fund Investment Corp. (REIT)	281	518,404
Japan Tobacco, Inc.	122,250	4,290,027
JFE Holdings, Inc.	57,677	1,000,213
JGC Corp.	22,849	370,135
JSR Corp.	21,182	364,788
JTEKT Corp.	23,785	347,232
JXTG Holdings, Inc.	334,823	1,460,748
Kajima Corp.	101,851	858,455
Kakaku.com, Inc.	16,739	240,053
Kamigumi Co. Ltd.	27,959	292,827
Kaneka Corp.	29,710	226,110
Kansai Electric Power Co., Inc. (The)	78,215	1,075,782
Kansai Paint Co. Ltd.	22,561	518,517
Kao Corp.	54,658	3,242,304
Kawasaki Heavy Industries Ltd.	163,186	481,687
KDDI Corp.	201,916	5,340,743
Keihan Holdings Co. Ltd.	52,461	333,026
Keikyu Corp.	53,017	637,760
Keio Corp.	66,354	554,548
Keisei Electric Railway Co. Ltd.	15,943	425,241
Keyence Corp.	10,535	4,621,444
Kikkoman Corp.	16,086	513,436
Kintetsu Group Holdings Co. Ltd.	199,586	768,355
Kirin Holdings Co. Ltd.	94,063	1,914,294
Kobe Steel Ltd.*	34,301	351,930
Koito Manufacturing Co. Ltd.	11,978	615,540
Komatsu Ltd.	103,834	2,635,200
Konami Holdings Corp.	11,093	615,429
Konica Minolta, Inc.	51,857	429,702
Kose Corp.	3,300	360,000
Kubota Corp.	116,380	1,953,032
Kuraray Co. Ltd.	37,552	680,427
Kurita Water Industries Ltd.	11,186	304,327
Kyocera Corp.	35,951	2,079,548
Kyowa Hakko Kirin Co. Ltd.	30,397	564,023
Kyushu Electric Power Co., Inc.	48,553	588,809
Kyushu Financial Group, Inc.	26,513	167,128
Kyushu Railway Co.	17,722	574,320
Lawson, Inc.	5,617	392,528
LINE Corp. (x)*	5,106	175,912
Lion Corp.	27,461	567,898
LIXIL Group Corp.	31,171	778,478
M3, Inc.	23,100	635,648

Mabuchi Motor Co. Ltd.	4,833	$240,200
Makita Corp.	24,847	917,887
Marubeni Corp.	183,260	1,182,575
Marui Group Co. Ltd.	23,341	343,656
Maruichi Steel Tube Ltd.	6,673	193,708
Mazda Motor Corp.	62,454	870,663
McDonald’s Holdings Co. Japan Ltd. (x)	7,260	278,201
Mebuki Financial Group, Inc.	90,738	337,217
Medipal Holdings Corp.	18,678	345,080
MEIJI Holdings Co. Ltd.	12,463	1,009,450
MINEBEA MITSUMI, Inc.	43,681	700,993
Miraca Holdings, Inc.	6,986	313,664
MISUMI Group, Inc.	31,729	723,864
Mitsubishi Chemical Holdings Corp.	152,513	1,261,190
Mitsubishi Corp.	166,254	3,482,502
Mitsubishi Electric Corp.	214,831	3,085,659
Mitsubishi Estate Co. Ltd.	139,016	2,587,508
Mitsubishi Gas Chemical Co., Inc.	19,415	409,963
Mitsubishi Heavy Industries Ltd.	355,422	1,452,972
Mitsubishi Materials Corp.	10,963	331,400
Mitsubishi Motors Corp.	73,343	482,541
Mitsubishi Tanabe Pharma Corp.	23,013	531,156
Mitsubishi UFJ Financial Group, Inc.	1,328,788	8,917,263
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,460	275,461
Mitsui & Co. Ltd.	189,682	2,707,575
Mitsui Chemicals, Inc.	101,723	538,121
Mitsui Fudosan Co. Ltd.	100,166	2,387,152
Mitsui OSK Lines Ltd.	111,670	327,638
Mixi, Inc. (x)	5,501	305,679
Mizuho Financial Group, Inc.	2,672,617	4,880,689
MS&AD Insurance Group Holdings, Inc.	52,462	1,760,316
Murata Manufacturing Co. Ltd.	21,325	3,236,433
Nabtesco Corp.	13,305	386,227
Nagoya Railroad Co. Ltd.	110,623	515,372
NEC Corp.	281,718	746,406
Nexon Co. Ltd.	21,909	432,434
NGK Insulators Ltd.	29,183	580,936
NGK Spark Plug Co. Ltd.	18,015	382,644
NH Foods Ltd.	18,977	576,185
Nidec Corp.	26,714	2,733,747
Nikon Corp.	36,626	584,844
Nintendo Co. Ltd.	12,567	4,210,043
Nippon Building Fund, Inc. (REIT)	155	791,020
Nippon Electric Glass Co. Ltd.	10,233	371,640
Nippon Express Co. Ltd.	94,565	591,058
Nippon Paint Holdings Co. Ltd.	17,850	674,483
Nippon Prologis REIT, Inc. (REIT)	180	383,125
Nippon Steel & Sumitomo Metal Corp.	83,781	1,890,519
Nippon Telegraph & Telephone Corp.	76,917	3,631,289
Nippon Yusen KK*	180,846	336,046
Nissan Chemical Industries Ltd.	14,278	470,961
Nissan Motor Co. Ltd.	260,705	2,591,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nisshin Seifun Group, Inc.	23,487	$385,272
Nissin Foods Holdings Co. Ltd.	6,823	425,850
Nitori Holdings Co. Ltd.	8,909	1,191,299
Nitto Denko Corp.	18,197	1,494,912
NOK Corp.	10,442	220,398
Nomura Holdings, Inc.	402,603	2,410,428
Nomura Real Estate Holdings, Inc.	13,046	255,642
Nomura Real Estate Master Fund, Inc. (REIT)	412	563,009
Nomura Research Institute Ltd.	15,404	606,025
NSK Ltd.	45,307	565,154
NTT Data Corp.	72,525	806,012
NTT DOCOMO, Inc.	153,784	3,626,007
Obayashi Corp.	76,615	899,830
Obic Co. Ltd.	7,910	485,255
Odakyu Electric Railway Co. Ltd.	30,807	620,659
Oji Holdings Corp.	90,739	467,914
Olympus Corp.	31,986	1,165,971
Omron Corp.	20,302	879,949
Ono Pharmaceutical Co. Ltd.	45,895	1,000,121
Oracle Corp. Japan	4,069	263,730
Oriental Land Co. Ltd.	24,255	1,640,649
ORIX Corp.	146,925	2,272,945
Osaka Gas Co. Ltd.	216,685	885,235
Otsuka Corp.	5,620	348,268
Otsuka Holdings Co. Ltd.	43,504	1,852,715
Panasonic Corp.	245,441	3,325,646
Park24 Co. Ltd.	13,291	337,489
Pola Orbis Holdings, Inc.	10,324	271,880
Rakuten, Inc.	103,450	1,215,923
Recruit Holdings Co. Ltd.	122,529	2,103,610
Resona Holdings, Inc.	242,336	1,332,606
Ricoh Co. Ltd.	71,703	632,402
Rinnai Corp.	3,905	363,506
Rohm Co. Ltd.	10,100	774,954
Ryohin Keikaku Co. Ltd.	2,799	698,537
Sankyo Co. Ltd.	5,202	176,214
Santen Pharmaceutical Co. Ltd.	42,946	581,904
SBI Holdings, Inc.	22,192	300,300
Secom Co. Ltd.	23,813	1,804,897
Sega Sammy Holdings, Inc.	19,449	261,453
Seibu Holdings, Inc.	19,158	353,778
Seiko Epson Corp.	32,972	732,581
Sekisui Chemical Co. Ltd.	46,808	836,905
Sekisui House Ltd.	65,364	1,150,372
Seven & i Holdings Co. Ltd.	83,740	3,445,643
Seven Bank Ltd.	70,285	251,208
Sharp Corp. (x)*	162,776	603,490
Shimadzu Corp.	28,515	542,032
Shimamura Co. Ltd.	2,378	290,920
Shimano, Inc.	8,298	1,311,744
Shimizu Corp.	60,756	643,346
Shin-Etsu Chemical Co. Ltd.	43,228	3,914,445
Shinsei Bank Ltd.	182,983	318,868
Shionogi & Co. Ltd.	33,147	1,844,562
Shiseido Co. Ltd.	41,492	1,473,386
Shizuoka Bank Ltd. (The)	63,275	571,008
Showa Shell Sekiyu KK	22,830	211,504
SMC Corp.	6,394	1,941,366
SoftBank Group Corp.	90,950	7,356,054
Sohgo Security Services Co. Ltd.	8,382	377,088
Sompo Holdings, Inc.	39,450	1,521,881

Sony Corp.	140,451	$5,352,060
Sony Financial Holdings, Inc.	18,719	318,543
Stanley Electric Co. Ltd.	16,189	487,937
Start Today Co. Ltd.	20,833	512,143
Subaru Corp.	68,374	2,301,524
Sumitomo Chemical Co. Ltd.	167,216	960,405
Sumitomo Corp.	130,106	1,691,176
Sumitomo Dainippon Pharma Co. Ltd.	17,312	235,957
Sumitomo Electric Industries Ltd.	82,095	1,262,719
Sumitomo Heavy Industries Ltd.	60,565	399,010
Sumitomo Metal Mining Co. Ltd.	54,278	724,109
Sumitomo Mitsui Financial Group, Inc.	149,365	5,815,242
Sumitomo Mitsui Trust Holdings, Inc.	37,158	1,327,744
Sumitomo Realty & Development Co. Ltd.	40,273	1,240,684
Sumitomo Rubber Industries Ltd.	19,055	321,212
Sundrug Co. Ltd.	8,540	318,138
Suntory Beverage & Food Ltd.	16,295	756,256
Suruga Bank Ltd.	18,982	459,382
Suzuken Co. Ltd.	9,256	306,956
Suzuki Motor Corp.	38,279	1,813,977
Sysmex Corp.	16,926	1,009,766
T&D Holdings, Inc.	62,596	951,392
Taiheiyo Cement Corp.	117,778	428,284
Taisei Corp.	114,818	1,047,373
Taisho Pharmaceutical Holdings Co. Ltd.	4,021	305,664
Taiyo Nippon Sanso Corp.	15,099	169,281
Takashimaya Co. Ltd.	36,614	347,992
Takeda Pharmaceutical Co. Ltd.	79,316	4,025,917
TDK Corp.	14,482	951,518
Teijin Ltd.	21,186	407,050
Terumo Corp.	37,062	1,458,096
THK Co. Ltd.	11,214	317,053
Tobu Railway Co. Ltd.	113,953	621,055
Toho Co. Ltd.	12,875	396,066
Toho Gas Co. Ltd.	44,378	322,749
Tohoku Electric Power Co., Inc.	47,977	663,296
Tokio Marine Holdings, Inc.	75,793	3,134,148
Tokyo Electric Power Co. Holdings, Inc.*	167,336	688,834
Tokyo Electron Ltd.	17,385	2,343,246
Tokyo Gas Co. Ltd.	212,414	1,103,476
Tokyo Tatemono Co. Ltd.	22,420	293,418
Tokyu Corp.	117,437	894,808
Tokyu Fudosan Holdings Corp.	56,330	332,546
Toppan Printing Co. Ltd.	59,725	654,201
Toray Industries, Inc.	160,063	1,338,140
Toshiba Corp. (x)*	432,571	1,045,324
Tosoh Corp.	64,460	659,644
TOTO Ltd.	16,242	619,499
Toyo Seikan Group Holdings Ltd.	18,996	320,217
Toyo Suisan Kaisha Ltd.	9,559	365,872
Toyoda Gosei Co. Ltd.	6,758	160,966
Toyota Industries Corp.	18,679	981,488
Toyota Motor Corp.	288,012	15,090,062
Toyota Tsusho Corp.	23,220	694,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Trend Micro, Inc.	12,755	$656,603
Tsuruha Holdings, Inc.	4,112	436,152
Unicharm Corp.	44,919	1,127,019
United Urban Investment Corp. (REIT)	339	483,748
USS Co. Ltd.	21,637	429,566
West Japan Railway Co.	17,842	1,258,894
Yahoo Japan Corp. (x)	143,820	625,277
Yakult Honsha Co. Ltd.	9,621	654,373
Yamada Denki Co. Ltd. (x)	70,953	352,005
Yamaguchi Financial Group, Inc.	21,746	262,363
Yamaha Corp.	19,638	677,443
Yamaha Motor Co. Ltd.	30,859	795,105
Yamato Holdings Co. Ltd.	38,006	769,919
Yamazaki Baking Co. Ltd.	14,886	296,330
Yaskawa Electric Corp.	28,152	595,954
Yokogawa Electric Corp.	25,007	400,423
Yokohama Rubber Co. Ltd. (The)	13,042	261,478

		354,845,644

Jersey (0.1%)
Randgold Resources Ltd.	9,956	882,417

Jordan (0.0%)
Hikma Pharmaceuticals plc (x)	16,532	316,522

Luxembourg (0.3%)
ArcelorMittal*	69,246	1,570,714
Eurofins Scientific SE	1,272	716,456
Millicom International Cellular SA (SDR)	7,013	414,219
RTL Group SA	4,162	314,262
SES SA (FDR)	41,060	962,554
Tenaris SA (x)	52,623	820,411

		4,798,616

Macau (0.0%)
MGM China Holdings Ltd.	80,700	179,438
Wynn Macau Ltd.	162,100	378,703

		558,141

Mexico (0.0%)
Fresnillo plc	26,149	506,098

Netherlands (3.9%)
ABN AMRO Group NV (CVA)§	32,710	867,119
Aegon NV	199,478	1,018,645
Akzo Nobel NV	27,801	2,416,079
Altice NV, Class A (x)*	41,461	956,564
Altice NV, Class B*	11,690	269,772
ASML Holding NV	41,502	5,408,512
Boskalis Westminster	10,260	333,214
EXOR NV	12,109	655,418
Gemalto NV	9,519	571,330
Heineken Holding NV	11,229	1,029,223
Heineken NV	25,659	2,494,856
ING Groep NV	427,922	7,380,142
Koninklijke Ahold Delhaize NV	142,438	2,723,356
Koninklijke DSM NV	20,192	1,467,684
Koninklijke KPN NV	370,063	1,183,892
Koninklijke Philips NV	104,454	3,709,700
Koninklijke Vopak NV	7,968	369,486
NN Group NV (x)	33,555	1,192,669

NXP Semiconductors NV*	38,175	$4,178,254
Randstad Holding NV	13,213	771,464
Royal Dutch Shell plc, Class A	493,573	13,082,082
Royal Dutch Shell plc, Class B	416,376	11,185,121
Wolters Kluwer NV	33,561	1,420,764

		64,685,346

New Zealand (0.2%)
Auckland International Airport Ltd.	107,595	562,169
Contact Energy Ltd.	84,625	323,089
Fletcher Building Ltd.	75,636	442,854
Mercury NZ Ltd.	77,146	187,688
Meridian Energy Ltd.	142,133	303,091
Ryman Healthcare Ltd.	35,525	215,811
Spark New Zealand Ltd.	202,018	559,587

		2,594,289

Norway (0.6%)
DNB ASA	108,630	1,847,637
Gjensidige Forsikring ASA	21,794	371,989
Marine Harvest ASA*	42,716	731,141
Norsk Hydro ASA	146,864	814,118
Orkla ASA	90,661	921,406
Schibsted ASA, Class A	9,715	234,591
Schibsted ASA, Class B	8,545	188,837
Statoil ASA	127,410	2,112,118
Telenor ASA	83,066	1,378,008
Yara International ASA	19,766	742,460

		9,342,305

Portugal (0.1%)
Banco Espirito Santo SA (Registered)*†	106,365	—
EDP – Energias de Portugal SA	274,490	897,576
Galp Energia SGPS SA	55,470	839,771
Jeronimo Martins SGPS SA	26,480	516,872

		2,254,219

Singapore (1.2%)
Ascendas REIT (REIT)	270,722	513,226
CapitaLand Commercial Trust (REIT) (x)	228,800	275,873
CapitaLand Ltd.	282,307	717,686
CapitaLand Mall Trust (REIT) (x)	291,382	417,999
City Developments Ltd.	45,369	353,593
ComfortDelGro Corp. Ltd. (x)	251,050	419,404
DBS Group Holdings Ltd.	198,270	2,986,831
Genting Singapore plc	700,772	552,270
Global Logistic Properties Ltd.	311,100	646,266
Golden Agri-Resources Ltd. (x)	581,795	158,470
Jardine Cycle & Carriage Ltd.	10,860	349,839
Keppel Corp. Ltd.	151,225	690,906
Oversea-Chinese Banking Corp. Ltd.	351,125	2,751,871
SATS Ltd.	77,400	287,281
Sembcorp Industries Ltd.	102,909	230,223
Singapore Airlines Ltd. (x)	62,148	456,828
Singapore Exchange Ltd.	94,562	504,148
Singapore Press Holdings Ltd.	171,697	402,819
Singapore Technologies Engineering Ltd.	169,979	454,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Singapore Telecommunications Ltd.	909,445	$2,569,632
StarHub Ltd. (x)	75,552	149,266
Suntec REIT (REIT) (x)	231,800	314,847
United Overseas Bank Ltd.	145,520	2,443,743
UOL Group Ltd.	51,515	285,872
Wilmar International Ltd.	174,974	425,759

		19,358,999

South Africa (0.1%)
Investec plc	72,870	544,306
Mediclinic International plc	42,975	415,038
Mondi plc	39,565	1,037,843

		1,997,187

Spain (3.1%)
Abertis Infraestructuras SA	79,140	1,466,122
ACS Actividades de Construccion y Servicios SA	26,138	1,009,795
Aena SA§	7,702	1,502,940
Amadeus IT Group SA	49,706	2,971,999
Banco Bilbao Vizcaya Argentaria SA	743,512	6,169,454
Banco de Sabadell SA	592,322	1,203,530
Banco Santander SA	1,608,867	10,643,191
Bankia SA	123,277	595,869
Bankinter SA	75,039	691,217
CaixaBank SA	390,162	1,862,706
Distribuidora Internacional de Alimentacion SA	71,694	446,357
Enagas SA	21,113	592,004
Endesa SA	36,068	830,905
Ferrovial SA	53,638	1,190,640
Gamesa Corp. Technologica SA	26,354	562,724
Gas Natural SDG SA	38,587	903,038
Grifols SA	32,689	910,432
Iberdrola SA	641,467	5,079,473
Industria de Diseno Textil SA	121,265	4,655,080
Mapfre SA	123,624	431,781
Red Electrica Corp. SA	45,050	941,348
Repsol SA	132,333	2,025,331
Repsol SA*†	2,721	41,644
Telefonica SA	504,036	5,203,038

		51,930,618

Sweden (2.6%)
Alfa Laval AB	31,871	652,197
Assa Abloy AB, Class B	110,644	2,430,971
Atlas Copco AB, Class A	74,651	2,862,093
Atlas Copco AB, Class B	43,447	1,501,231
Boliden AB	30,296	826,742
Electrolux AB	26,633	872,835
Essity AB, Class B*	68,358	1,870,277
Getinge AB, Class B	22,760	445,490
Hennes & Mauritz AB, Class B	105,546	2,629,661
Hexagon AB, Class B	28,820	1,370,068
Husqvarna AB, Class B	40,176	399,151
ICA Gruppen AB	8,213	305,720
Industrivarden AB, Class C	18,843	451,801
Investor AB, Class B	50,095	2,414,160
Kinnevik AB, Class B	25,883	792,340
L E Lundbergforetagen AB, Class B	4,388	346,365

Lundin Petroleum AB*	22,655	$435,906
Nordea Bank AB	336,387	4,280,353
Sandvik AB	120,151	1,889,682
Securitas AB, Class B	33,778	569,335
Skandinaviska Enskilda Banken AB, Class A	168,848	2,042,282
Skanska AB, Class B	37,610	892,404
SKF AB, Class B	42,617	863,499
Svenska Handelsbanken AB, Class A	170,911	2,446,599
Swedbank AB, Class A	100,562	2,450,577
Swedish Match AB	20,912	736,476
Tele2 AB, Class B	41,349	432,892
Telefonaktiebolaget LM Ericsson, Class B	335,349	2,398,278
Telia Co. AB	281,667	1,296,884
Volvo AB, Class B	170,041	2,898,369

		43,804,638

Switzerland (8.2%)
ABB Ltd. (Registered)	219,922	5,430,966
Adecco Group AG (Registered)	18,466	1,403,870
Baloise Holding AG (Registered)	5,469	845,245
Barry Callebaut AG (Registered)*	278	382,109
Chocoladefabriken Lindt & Spruengli AG	113	655,209
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	766,868
Cie Financiere Richemont SA (Registered)	58,030	4,780,863
Coca-Cola HBC AG*	19,489	573,158
Credit Suisse Group AG (Registered)*	259,790	3,755,021
Dufry AG (Registered)*	3,875	634,855
EMS-Chemie Holding AG (Registered)	948	698,963
Geberit AG (Registered)	4,205	1,961,076
Givaudan SA (Registered)	1,039	2,078,217
Glencore plc*	1,360,192	5,087,984
Julius Baer Group Ltd.*	24,952	1,312,784
Kuehne + Nagel International AG (Registered)	6,406	1,068,891
LafargeHolcim Ltd. (Registered)*	50,602	2,897,122
Lonza Group AG (Registered)*	8,216	1,776,178
Nestle SA (Registered)	343,364	29,881,870
Novartis AG (Registered)	248,242	20,658,788
Pargesa Holding SA	4,108	312,523
Partners Group Holding AG	1,935	1,199,664
Roche Holding AG	78,103	19,890,242
Schindler Holding AG	4,428	936,950
Schindler Holding AG (Registered)	2,394	496,326
SGS SA (Registered)	599	1,450,493
Sika AG	241	1,548,191
Sonova Holding AG (Registered)	5,787	939,656
STMicroelectronics NV	72,162	1,036,017
Straumann Holding AG (Registered)	1,053	599,032
Swatch Group AG (The)	3,380	1,248,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Swatch Group AG (The) (Registered)	5,810	$424,435
Swiss Life Holding AG (Registered)*	3,475	1,172,708
Swiss Prime Site AG (Registered)*	7,953	722,397
Swiss Re AG	36,026	3,293,022
Swisscom AG (Registered)	2,850	1,375,216
UBS Group AG (Registered)*	406,657	6,887,172
Vifor Pharma AG (x)	4,832	532,634
Wolseley plc	28,381	1,742,153
Zurich Insurance Group AG	16,739	4,872,098

		137,329,123

United Kingdom (14.3%)
3i Group plc	108,286	1,272,860
Aberdeen Asset Management plc	103,474	407,004
Admiral Group plc	22,562	588,599
Anglo American plc*	146,886	1,959,031
Ashtead Group plc	55,125	1,140,863
Associated British Foods plc	38,788	1,483,250
AstraZeneca plc	140,639	9,406,049
Auto Trader Group plc§	116,835	578,253
Aviva plc	451,135	3,090,675
Babcock International Group plc	23,868	273,720
BAE Systems plc	352,824	2,911,158
Barclays plc	1,884,416	4,976,210
Barratt Developments plc	107,959	792,344
Berkeley Group Holdings plc	13,479	566,523
BP plc	2,158,122	12,446,426
British American Tobacco plc	205,696	14,022,344
British Land Co. plc (The) (REIT)	105,860	834,847
BT Group plc	941,011	3,612,514
Bunzl plc	37,361	1,113,360
Burberry Group plc	48,615	1,051,722
Capita plc	73,034	657,776
Centrica plc	605,695	1,579,353
CNH Industrial NV	113,449	1,284,744
Cobham plc	278,229	469,644
Coca-Cola European Partners plc	23,429	951,298
Compass Group plc	175,633	3,705,795
ConvaTec Group plc*§	128,260	533,231
Croda International plc	15,269	772,614
DCC plc	9,849	896,665
Diageo plc	279,763	8,265,899
Direct Line Insurance Group plc	149,653	692,730
Dixons Carphone plc	113,832	420,467
easyJet plc	12,927	228,812
Experian plc	107,244	2,199,959
Fiat Chrysler Automobiles NV*	117,774	1,241,579
G4S plc	175,809	747,399
GKN plc	198,481	842,748
GlaxoSmithKline plc	543,201	11,571,034
Hammerson plc (REIT)	85,216	637,635
Hargreaves Lansdown plc	27,920	473,464
HSBC Holdings plc	2,191,456	20,313,781
IMI plc	30,996	482,430
Imperial Brands plc	106,578	4,786,949
Inmarsat plc	53,040	531,586
InterContinental Hotels Group plc	19,068	1,059,714

International Consolidated Airlines Group SA	69,658	$552,862
Intertek Group plc	17,182	943,710
Intu Properties plc (REIT) (x)	101,261	354,909
ITV plc	399,961	944,965
J Sainsbury plc	167,106	547,818
Johnson Matthey plc	21,559	806,163
Kingfisher plc	247,090	967,720
Land Securities Group plc (REIT)	85,962	1,134,167
Legal & General Group plc	660,893	2,223,395
Lloyds Banking Group plc	7,884,311	6,792,891
London Stock Exchange Group plc	35,114	1,667,470
Marks & Spencer Group plc	179,096	777,467
Meggitt plc	91,083	565,751
Merlin Entertainments plc§	82,512	516,382
National Grid plc	383,097	4,749,146
Next plc	15,959	801,500
Old Mutual plc	542,108	1,365,537
Pearson plc	96,842	872,202
Persimmon plc	35,968	1,050,299
Petrofac Ltd. (x)	27,366	157,541
Provident Financial plc	16,301	516,556
Prudential plc	286,784	6,577,719
Reckitt Benckiser Group plc	73,380	7,439,463
RELX NV	106,540	2,190,324
RELX plc	120,441	2,604,015
Rio Tinto Ltd. (x)	46,712	2,271,573
Rio Tinto plc	137,554	5,808,276
Rolls-Royce Holdings plc*	185,789	2,156,050
Royal Bank of Scotland Group plc*	391,840	1,261,590
Royal Mail plc	97,574	535,283
RSA Insurance Group plc	110,273	884,012
Sage Group plc (The)	115,393	1,034,020
Schroders plc	13,742	555,562
Segro plc (REIT)	114,953	732,433
Severn Trent plc	26,181	744,050
Sky plc	114,369	1,480,661
Smith & Nephew plc	97,209	1,677,581
Smiths Group plc	43,221	899,002
SSE plc	112,681	2,132,443
St James’s Place plc	60,035	924,236
Standard Chartered plc*	365,084	3,695,614
Standard Life plc	218,973	1,138,239
Tate & Lyle plc	53,929	464,988
Taylor Wimpey plc	379,159	870,138
Tesco plc*	922,526	2,028,206
Travis Perkins plc	27,004	511,743
Unilever NV (CVA)	179,727	9,918,897
Unilever plc	142,679	7,721,330
United Utilities Group plc	75,941	858,039
Vodafone Group plc	2,958,879	8,391,632
Weir Group plc (The)	23,503	529,885
Whitbread plc	20,443	1,056,253
Wm Morrison Supermarkets plc	232,832	731,444
Worldpay Group plc§	213,616	875,850
WPP plc	143,464	3,015,835

		239,899,895

United States (0.6%)
Carnival plc	21,102	1,396,203
Mobileye NV*	22,061	1,385,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

QIAGEN NV*	25,170	$837,283
Shire plc	100,477	5,546,112
Taro Pharmaceutical Industries Ltd. (x)*	1,356	151,953

		9,316,982

Total Common Stocks (90.3%) (Cost $1,309,674,710)		1,514,220,151

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/11/17* (Cost $21,714)	26,138	20,897

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	5,720,671	5,722,387

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	$2,000,000	2,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $300,036, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $333,547. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,266,293, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,291,495. (xx)	1,266,172	1,266,172

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	$1,000,000	$1,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $6,001,342, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $6,123,996. (xx)	6,000,000	6,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $700,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $714,466. (xx)	700,000	700,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $800,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $816,533. (xx)	800,000	800,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		18,066,172

Total Short-Term Investments (1.4%) (Cost $23,788,676)		23,788,559

Total Investments (91.7%) (Cost $1,333,485,100)		1,538,029,607
Other Assets Less Liabilities (8.3%)		138,880,229

Net Assets (100%)		$1,676,909,836

*	Non-income producing.
†	Security (totaling $41,644 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $9,230,317 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $18,883,923. This was secured by cash collateral of $18,066,172 which was subsequently invested in joint repurchase agreements with a total value of $18,066,172, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,859,452 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$325,514,313	19.4%
Industrials	220,291,082	13.1
Consumer Discretionary	179,230,357	10.7
Consumer Staples	174,417,811	10.4
Health Care	164,587,653	9.8
Materials	113,518,665	6.8
Information Technology	91,501,135	5.4
Energy	71,798,691	4.3
Telecommunication Services	66,857,241	4.0
Real Estate	54,870,770	3.3
Utilities	51,653,330	3.1
Repurchase Agreements	18,066,172	1.1
Investment Companies	5,722,387	0.3
Cash and Other	138,880,229	8.3

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$5,739,888	$—	$299,120	$5,898,695	$234,484	$(698)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,577	September-17	$63,966,852	$61,798,161	$(2,168,691)
FTSE 100 Index	414	September-17	40,176,196	39,052,594	(1,123,602)
Mini MSCI EAFE Index	36	September-17	3,390,825	3,401,280	10,455
SPI 200 Index	142	September-17	15,574,145	15,413,465	(160,680)
TOPIX Index	271	September-17	38,596,186	38,827,873	231,687

					$(3,210,831)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	1,756	$1,348,582	$1,323,161	$25,421
British Pound vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	2,814	3,673,124	3,652,704	20,420
European Union Euro vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	5,254	6,023,781	5,934,486	89,295
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	HSBC Bank plc	448,865	4,003,503	4,095,686	(92,183)

					$42,953

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/15/17	Credit Suisse	72,950	$671,161	$650,653	$20,508

					$63,461

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 14,160,039, CHF 38,171, DKK 60,705, EUR 55,861,886, GBP 34,897,546, HKD 13,361, ILS 110,960, JPY 36,174,042, NOK 106,304, NZD 20,118, SEK 23,920 and SGD 76,705.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$397,385	$178,832,972	$—		$179,230,357
Consumer Staples	—	174,417,811	—		174,417,811
Energy	—	71,757,047	41,644		71,798,691
Financials	—	325,514,313	—	(a)	325,514,313
Health Care	3,519,730	161,067,923	—		164,587,653
Industrials	3,606,213	216,663,972	—		220,270,185
Information Technology	7,140,873	84,360,262	—		91,501,135
Materials	—	113,518,665	—		113,518,665
Real Estate	907,017	53,963,753	—		54,870,770
Telecommunication Services	—	66,857,241	—		66,857,241
Utilities	—	51,653,330	—		51,653,330
Forward Currency Contracts	—	155,644	—		155,644
Futures	242,142	—	—		242,142
Rights
Industrials	—	20,897	—		20,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$5,722,387	$—	$—	$5,722,387
Repurchase Agreements	—	18,066,172	—	18,066,172

Total Assets	$21,535,747	$1,516,850,002	$41,644	$1,538,427,393

Liabilities:
Forward Currency Contracts	$—	$(92,183)	$—	$(92,183)
Futures	(3,452,973)	—	—	(3,452,973)

Total Liabilities	$(3,452,973)	$(92,183)	$—	$(3,545,156)

Total	$18,082,774	$1,516,757,819	$41,644	$1,534,882,237

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$155,644
Equity contracts	Receivables, Net assets – Unrealized appreciation	242,142	*

		397,786

	Liability Derivatives
Foreign exchange contracts	Payables	$(92,183)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,452,973	)*

Total		$(3,545,156)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$455,567	$455,567
Equity contracts	16,178,748	—	16,178,748

Total	$16,178,748	$455,567	$16,634,315

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$280,304	$280,304
Equity contracts	(6,843,747)	—	(6,843,747)

Total	$(6,843,747)	$280,304	$(6,563,443)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging, and held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $14,780,000 and futures contracts with an average notional balance of approximately $154,468,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Credit Suisse	$20,508	$—	$—	$20,508
HSBC Bank plc	135,136	(92,183)	—	42,953

	$155,644	$(92,183)	$—	$63,461

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$92,183	$(92,183)	$—	$—

Total	$92,183	$(92,183)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$19,660,564
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$98,385,240

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,874,514
Aggregate gross unrealized depreciation	(177,426,325)

Net unrealized appreciation	$195,448,189

Federal income tax cost of investments	$1,342,581,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $5,424,020)	$5,898,695
Unaffiliated Issuers (Cost $1,309,994,908)	1,514,064,740
Repurchase Agreements (Cost $18,066,172)	18,066,172
Cash	2,080,497
Foreign cash (Cost $144,257,986)	141,543,757
Cash held as collateral at broker	10,282,950
Dividends, interest and other receivables	6,214,603
Receivable for securities sold	2,678,094
Unrealized appreciation on forward foreign currency contracts	155,644
Security lending income receivable	44,215
Receivable from Separate Accounts for Trust shares sold	12,756
Other assets	39,377

Total assets	1,701,081,500

LIABILITIES
Payable for return of collateral on securities loaned	18,066,172
Payable for securities purchased	2,358,044
Due to broker for futures variation margin	2,224,420
Investment management fees payable	628,258
Payable to Separate Accounts for Trust shares redeemed	481,028
Administrative fees payable	172,673
Unrealized depreciation on forward foreign currency contracts	92,183
Trustees’ fees payable	846
Accrued expenses	148,040

Total liabilities	24,171,664

NET ASSETS	$1,676,909,836

Net assets were comprised of:
Paid in capital	$1,482,777,492
Accumulated undistributed net investment income (loss)	17,677,409
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(22,277,362)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	198,732,297

Net assets	$1,676,909,836

Class K
Net asset value, offering and redemption price per share, $1,676,909,836 / 161,661,922 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

(x)	Includes value of securities on loan of $18,883,923.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($234,484 of dividend income received from affiliates) (net of $2,915,308 foreign withholding tax)	$29,754,240
Securities lending (net)	309,217

Total income	30,063,457

EXPENSES
Investment management fees	3,656,626
Administrative fees	1,007,928
Custodian fees	160,713
Printing and mailing expenses	61,645
Professional fees	55,207
Trustees’ fees	19,062
Miscellaneous	69,403

Total expenses	5,030,584

NET INVESTMENT INCOME (LOSS)	25,032,873

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(698) of realized gain (loss) from affiliates)	2,361,046
Futures	16,178,748
Foreign currency transactions	1,024,669

Net realized gain (loss)	19,564,463

Change in unrealized appreciation (depreciation) on:
Investments ($457,927 of change in unrealized appreciation (depreciation) from affiliates)	164,764,662
Futures	(6,843,717)
Foreign currency translations	9,254,507

Net change in unrealized appreciation (depreciation)	167,175,452

NET REALIZED AND UNREALIZED GAIN (LOSS)	186,739,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,772,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,032,873	$39,386,496
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	19,564,463	(53,962,354)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	167,175,452	3,683,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,772,788	(10,892,053)

DIVIDENDS:
Dividends from net investment income
Class K	—	(13,045,860)

TOTAL DIVIDENDS	—	(13,045,860)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 485,130 and 356,257 shares, respectively ]	4,732,735	3,163,652
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,438,803 shares, respectively ]	—	13,045,860
Capital shares repurchased [ (10,484,337) and (25,472,961) shares, respectively ]	(103,246,225)	(227,071,805)

Total Class K transactions	(98,513,490)	(210,862,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(98,513,490)	(210,862,293)

TOTAL INCREASE (DECREASE) IN NET ASSETS	113,259,298	(234,800,206)
NET ASSETS:
Beginning of period	1,563,650,538	1,798,450,744

End of period (a)	$1,676,909,836	$1,563,650,538

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,677,409	$(7,355,464)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.11		$9.21	$9.60	$10.71	$9.54	$8.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	##	0.22	0.16	0.19	0.12	0.12
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.11		(0.24)	(0.34)	(0.85)	1.90	1.26

Total from investment operations	1.26		(0.02)	(0.18)	(0.66)	2.02	1.38

Less distributions:
Dividends from net investment income	—		(0.08)	(0.03)	(0.14)	(0.30)	(0.12)
Distributions from net realized gains	—		—	(0.18)	(0.31)	(0.55)	—

Total dividends and distributions	—		(0.08)	(0.21)	(0.45)	(0.85)	(0.12)

Net asset value, end of period	$10.37		$9.11	$9.21	$9.60	$10.71	$9.54

Total return (b)	13.83%		(0.25)%	(1.80)%	(6.26)%	21.46%	16.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,676,910		$1,563,651	$1,798,451	$1,998,964	$2,340,542	$2,358,480
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%		0.62%	0.62%	0.64%	0.65%	0.64%
Before waivers and reimbursements (a)(f)	0.62%		0.63%	0.62%	0.64%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.08	%(aa)	2.41%	1.66%	1.78%	1.15%	1.35%
Before waivers and reimbursements (a)(f)	3.08	%(aa)	2.40%	1.66%	1.78%	1.15%	1.35%
Portfolio turnover rate (z)^	1%		4%	8%	5%	3%	5%
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from special dividends. Without this dividend the per share income amounts would be $0.08.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from special dividends. Without these dividends, the ratios would be 1.64% for income before waivers and reimbursements and 1.64% after waivers and reimbursements.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	20.3%
Financials	13.3
Health Care	13.3
Consumer Discretionary	11.2
Industrials	9.4
Consumer Staples	8.3
Energy	5.5
Utilities	2.9
Real Estate	2.7
Materials	2.6
Telecommunication Services	2.0
Repurchase Agreements	0.6
Investment Companies	0.1
Cash and Other	7.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class K
Actual	$1,000.00	$1,089.68	$3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.89	2.93

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.2%)
BorgWarner, Inc.	30,239	$1,280,924
Delphi Automotive plc	41,942	3,676,216
Goodyear Tire & Rubber Co. (The)	37,911	1,325,369

		6,282,509

Automobiles (0.4%)
Ford Motor Co.	599,120	6,704,153
General Motors Co.	209,684	7,324,262
Harley-Davidson, Inc. (x)	26,935	1,455,029

		15,483,444

Distributors (0.1%)
Genuine Parts Co.	22,678	2,103,611
LKQ Corp.*	47,487	1,564,697

		3,668,308

Diversified Consumer Services (0.0%)
H&R Block, Inc.	30,995	958,055

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	64,281	4,214,905
Chipotle Mexican Grill, Inc. (x)*	4,503	1,873,698
Darden Restaurants, Inc.	18,860	1,705,698
Hilton Worldwide Holdings, Inc.	31,445	1,944,873
Marriott International, Inc., Class A	48,446	4,859,618
McDonald’s Corp.	125,854	19,275,800
Royal Caribbean Cruises Ltd.	25,650	2,801,750
Starbucks Corp.	223,791	13,049,253
Wyndham Worldwide Corp.	16,374	1,644,113
Wynn Resorts Ltd.	12,108	1,623,925
Yum Brands, Inc.	51,277	3,782,192

		56,775,825

Household Durables (0.4%)
DR Horton, Inc.	52,031	1,798,712
Garmin Ltd.	17,254	880,472
Leggett & Platt, Inc.	20,750	1,089,998
Lennar Corp., Class A	31,833	1,697,336
Mohawk Industries, Inc.*	9,565	2,311,765
Newell Brands, Inc.	73,992	3,967,450
PulteGroup, Inc.	43,836	1,075,297
Whirlpool Corp.	11,449	2,193,857

		15,014,887

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	61,136	59,179,648
Expedia, Inc.	18,764	2,794,898
Netflix, Inc.*	66,310	9,907,377
Priceline Group, Inc. (The)*	7,573	14,165,448
TripAdvisor, Inc.*	16,982	648,712

		86,696,083

Leisure Products (0.1%)
Hasbro, Inc.	17,396	1,939,828

Mattel, Inc.	50,932	$1,096,566

		3,036,394

Media (2.8%)
CBS Corp. (Non-Voting), Class B	56,860	3,626,531
Charter Communications, Inc., Class A*	33,142	11,163,883
Comcast Corp., Class A	728,333	28,346,719
Discovery Communications, Inc., Class A (x)*	21,679	559,969
Discovery Communications, Inc., Class C*	33,115	834,829
DISH Network Corp., Class A*	34,968	2,194,592
Interpublic Group of Cos., Inc. (The)	60,344	1,484,462
News Corp., Class A	58,679	803,903
News Corp., Class B	20,882	295,480
Omnicom Group, Inc.	35,708	2,960,193
Scripps Networks Interactive, Inc., Class A	15,400	1,051,974
Time Warner, Inc.	119,271	11,976,001
Twenty-First Century Fox, Inc., Class A	163,030	4,620,270
Twenty-First Century Fox, Inc., Class B	74,903	2,087,547
Viacom, Inc., Class B	53,809	1,806,368
Walt Disney Co. (The)	223,887	23,787,994

		97,600,715

Multiline Retail (0.4%)
Dollar General Corp.	39,151	2,822,396
Dollar Tree, Inc.*	36,482	2,550,821
Kohl’s Corp.	25,953	1,003,603
Macy’s, Inc.	46,504	1,080,753
Nordstrom, Inc. (x)	17,695	846,352
Target Corp.	85,550	4,473,409

		12,777,334

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	11,221	1,308,256
AutoNation, Inc. (x)*	10,891	459,165
AutoZone, Inc.*	4,356	2,484,924
Bed Bath & Beyond, Inc.	23,124	702,970
Best Buy Co., Inc.	40,906	2,345,141
CarMax, Inc. (x)*	29,159	1,838,767
Foot Locker, Inc.	20,125	991,760
Gap, Inc. (The) (x)	34,600	760,854
Home Depot, Inc. (The)	184,281	28,268,704
L Brands, Inc.	36,890	1,988,002
Lowe’s Cos., Inc.	132,915	10,304,899
O’Reilly Automotive, Inc.*	14,070	3,077,672
Ross Stores, Inc.	60,421	3,488,104
Signet Jewelers Ltd. (x)	11,174	706,644
Staples, Inc.	98,011	986,971
Tiffany & Co.	16,650	1,562,936
TJX Cos., Inc. (The)	99,665	7,192,823
Tractor Supply Co.	19,371	1,050,102
Ulta Beauty, Inc.*	9,044	2,598,703

		72,117,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	42,552	$2,014,412
Hanesbrands, Inc. (x)	59,272	1,372,740
Michael Kors Holdings Ltd.*	24,230	878,338
NIKE, Inc., Class B	203,918	12,031,161
PVH Corp.	12,172	1,393,694
Ralph Lauren Corp. (x)	8,585	633,573
Under Armour, Inc., Class A (x)*	26,844	584,125
Under Armour, Inc., Class C (x)*	29,351	591,717
VF Corp.	50,958	2,935,180

		22,434,940

Total Consumer Discretionary		392,845,891

Consumer Staples (8.3%)
Beverages (2.0%)
Brown-Forman Corp., Class B	27,284	1,326,002
Coca-Cola Co. (The)	593,816	26,632,648
Constellation Brands, Inc., Class A	26,699	5,172,397
Dr Pepper Snapple Group, Inc.	28,259	2,574,677
Molson Coors Brewing Co., Class B	28,178	2,432,889
Monster Beverage Corp.*	61,691	3,064,809
PepsiCo, Inc.	219,746	25,378,466

		66,581,888

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	67,589	10,809,509
CVS Health Corp.	157,500	12,672,450
Kroger Co. (The)	141,629	3,302,788
Sysco Corp.	76,491	3,849,792
Walgreens Boots Alliance, Inc.	131,246	10,277,874
Wal-Mart Stores, Inc.	227,646	17,228,250
Whole Foods Market, Inc.	49,128	2,068,780

		60,209,443

Food Products (1.2%)
Archer-Daniels-Midland Co.	87,942	3,639,040
Campbell Soup Co.	29,127	1,518,973
Conagra Brands, Inc.	63,967	2,287,460
General Mills, Inc.	88,410	4,897,914
Hershey Co. (The)	21,747	2,334,975
Hormel Foods Corp. (x)	41,600	1,418,976
JM Smucker Co. (The)	17,801	2,106,392
Kellogg Co.	38,930	2,704,078
Kraft Heinz Co. (The)	91,666	7,850,276
McCormick & Co., Inc. (Non-Voting)	17,785	1,734,215
Mondelez International, Inc., Class A	234,484	10,127,365
Tyson Foods, Inc., Class A	43,679	2,735,616

		43,355,280

Household Products (1.6%)
Church & Dwight Co., Inc.	38,932	2,019,792
Clorox Co. (The)	19,811	2,639,618
Colgate-Palmolive Co.	135,828	10,068,930
Kimberly-Clark Corp.	54,574	7,046,049
Procter & Gamble Co. (The)	393,485	34,292,217

		56,066,606

Personal Products (0.1%)
Coty, Inc., Class A	71,561	$1,342,484
Estee Lauder Cos., Inc. (The), Class A	34,678	3,328,395

		4,670,879

Tobacco (1.7%)
Altria Group, Inc.	298,066	22,196,975
Philip Morris International, Inc.	238,830	28,050,583
Reynolds American, Inc.	127,099	8,266,519

		58,514,077

Total Consumer Staples		289,398,173

Energy (5.5%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	65,049	3,545,821
Halliburton Co.	134,381	5,739,413
Helmerich & Payne, Inc. (x)	16,944	920,737
National Oilwell Varco, Inc.	58,920	1,940,825
Schlumberger Ltd.	214,364	14,113,725
TechnipFMC plc*	71,353	1,940,802
Transocean Ltd. (x)*	59,367	488,590

		28,689,913

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	86,461	3,920,142
Apache Corp.	59,020	2,828,829
Cabot Oil & Gas Corp.	73,880	1,852,910
Chesapeake Energy Corp. (x)*	110,181	547,600
Chevron Corp.#	291,430	30,404,892
Cimarex Energy Co.	14,623	1,374,708
Concho Resources, Inc.*	22,653	2,753,019
ConocoPhillips	190,043	8,354,290
Devon Energy Corp.	81,291	2,598,873
EOG Resources, Inc.	88,629	8,022,697
EQT Corp.	26,400	1,546,776
Exxon Mobil Corp.	651,795	52,619,411
Hess Corp.	40,718	1,786,299
Kinder Morgan, Inc.	293,892	5,630,971
Marathon Oil Corp.	129,123	1,530,108
Marathon Petroleum Corp.	80,867	4,231,770
Murphy Oil Corp. (x)	24,988	640,442
Newfield Exploration Co.*	30,781	876,027
Noble Energy, Inc.	68,998	1,952,643
Occidental Petroleum Corp.	117,321	7,024,008
ONEOK, Inc. (x)	58,693	3,061,427
Phillips 66	67,373	5,571,073
Pioneer Natural Resources Co.	26,314	4,199,188
Range Resources Corp.	30,147	698,506
Tesoro Corp.	22,037	2,062,663
Valero Energy Corp.	69,535	4,690,831
Williams Cos., Inc. (The)	127,396	3,857,551

		164,637,654

Total Energy		193,327,567

Financials (13.3%)
Banks (5.9%)
Bank of America Corp.	1,539,467	37,347,469
BB&T Corp.	123,816	5,622,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Citigroup, Inc.	425,621	$28,465,532
Citizens Financial Group, Inc.	79,004	2,818,863
Comerica, Inc.	27,253	1,996,010
Fifth Third Bancorp	114,400	2,969,824
Huntington Bancshares, Inc.	168,289	2,275,267
JPMorgan Chase & Co.	548,849	50,164,798
KeyCorp	166,252	3,115,562
M&T Bank Corp.	23,816	3,857,001
People’s United Financial, Inc. (x)	49,888	881,022
PNC Financial Services Group, Inc. (The)‡	74,710	9,329,038
Regions Financial Corp.	184,660	2,703,422
SunTrust Banks, Inc.	75,469	4,280,602
US Bancorp	244,667	12,703,111
Wells Fargo & Co.	692,698	38,382,396
Zions Bancorp.	31,383	1,378,028

		208,290,430

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	8,840	1,466,202
Ameriprise Financial, Inc.	23,577	3,001,116
Bank of New York Mellon Corp. (The)	159,450	8,135,139
BlackRock, Inc.‡	18,760	7,924,411
CBOE Holdings, Inc.	14,582	1,332,795
Charles Schwab Corp. (The)	186,628	8,017,539
CME Group, Inc.	52,102	6,525,254
E*TRADE Financial Corp.*	43,297	1,646,585
Franklin Resources, Inc.	52,754	2,362,852
Goldman Sachs Group, Inc. (The)	56,818	12,607,914
Intercontinental Exchange, Inc.	91,033	6,000,895
Invesco Ltd.	61,678	2,170,449
Moody’s Corp.	25,398	3,090,429
Morgan Stanley	220,519	9,826,327
Nasdaq, Inc.	18,148	1,297,401
Northern Trust Corp.	33,386	3,245,453
Raymond James Financial, Inc.	19,664	1,577,446
S&P Global, Inc.	39,617	5,783,686
State Street Corp.	55,303	4,962,338
T. Rowe Price Group, Inc.	37,420	2,776,938

		93,751,169

Consumer Finance (0.7%)
American Express Co.	116,192	9,788,014
Capital One Financial Corp.	73,760	6,094,051
Discover Financial Services	58,835	3,658,949
Navient Corp.	44,096	734,198
Synchrony Financial	119,285	3,557,079

		23,832,291

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	292,342	49,513,965
Leucadia National Corp.	50,588	1,323,382

		50,837,347

Insurance (2.5%)
Aflac, Inc.	61,966	4,813,519
Allstate Corp. (The)	56,586	5,004,466

American International Group, Inc.	135,605	$8,478,025
Aon plc	40,638	5,402,822
Arthur J Gallagher & Co	27,184	1,556,284
Assurant, Inc.	8,499	881,261
Chubb Ltd.	71,796	10,437,702
Cincinnati Financial Corp.	23,298	1,687,940
Everest Re Group Ltd.	6,353	1,617,410
Hartford Financial Services Group, Inc. (The)	57,853	3,041,332
Lincoln National Corp.	34,851	2,355,231
Loews Corp.	42,026	1,967,237
Marsh & McLennan Cos., Inc.	78,987	6,157,827
MetLife, Inc.	166,833	9,165,805
Principal Financial Group, Inc.	40,743	2,610,404
Progressive Corp. (The)	89,016	3,924,715
Prudential Financial, Inc.	65,983	7,135,402
Torchmark Corp.	16,944	1,296,216
Travelers Cos., Inc. (The)	42,775	5,412,321
Unum Group	35,314	1,646,692
Willis Towers Watson plc	19,545	2,843,016
XL Group Ltd.	39,864	1,746,043

		89,181,670

Total Financials		465,892,907

Health Care (13.3%)
Biotechnology (2.7%)
AbbVie, Inc.	245,129	17,774,304
Alexion Pharmaceuticals, Inc.*	34,648	4,215,622
Amgen, Inc.	113,291	19,512,109
Biogen, Inc.*	33,126	8,989,071
Celgene Corp.*	119,832	15,562,582
Gilead Sciences, Inc.	201,138	14,236,548
Incyte Corp.*	26,247	3,304,760
Regeneron Pharmaceuticals, Inc.*	11,701	5,746,829
Vertex Pharmaceuticals, Inc.*	38,537	4,966,263

		94,308,088

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	266,235	12,941,683
Align Technology, Inc.*	11,662	1,750,699
Baxter International, Inc.	74,832	4,530,329
Becton Dickinson and Co.	34,672	6,764,854
Boston Scientific Corp.*	211,511	5,863,085
Cooper Cos., Inc. (The)	7,456	1,785,116
CR Bard, Inc.	11,182	3,534,742
Danaher Corp.	93,739	7,910,634
DENTSPLY SIRONA, Inc.	35,864	2,325,422
Edwards Lifesciences Corp.*	32,513	3,844,337
Hologic, Inc.*	43,704	1,983,288
IDEXX Laboratories, Inc.*	13,542	2,185,950
Intuitive Surgical, Inc.*	5,749	5,377,442
Medtronic plc	210,702	18,699,802
Stryker Corp.	47,510	6,593,438
Varian Medical Systems, Inc.*	14,080	1,452,915
Zimmer Biomet Holdings, Inc.	30,952	3,974,237

		91,517,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.6%)
Aetna, Inc.	50,942	$7,734,523
AmerisourceBergen Corp.	25,162	2,378,564
Anthem, Inc.	40,661	7,649,554
Cardinal Health, Inc.	48,546	3,782,704
Centene Corp.*	26,362	2,105,797
Cigna Corp.	39,368	6,589,810
DaVita, Inc.*	24,423	1,581,633
Envision Healthcare Corp.*	18,632	1,167,667
Express Scripts Holding Co.*	92,202	5,886,176
HCA Healthcare, Inc.*	44,303	3,863,222
Henry Schein, Inc.*	12,183	2,229,733
Humana, Inc.	22,972	5,527,523
Laboratory Corp. of America Holdings*	15,589	2,402,888
McKesson Corp.	32,736	5,386,381
Patterson Cos., Inc. (x)	12,588	591,007
Quest Diagnostics, Inc.	20,991	2,333,360
UnitedHealth Group, Inc.	148,178	27,475,164
Universal Health Services, Inc., Class B	13,924	1,699,842

		90,385,548

Health Care Technology (0.1%)
Cerner Corp.*	44,933	2,986,697

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	49,889	2,958,917
Illumina, Inc.*	22,640	3,928,493
Mettler-Toledo International, Inc.*	3,947	2,322,967
PerkinElmer, Inc.	16,772	1,142,844
Thermo Fisher Scientific, Inc.	60,140	10,492,625
Waters Corp.*	12,234	2,249,099

		23,094,945

Pharmaceuticals (4.6%)
Allergan plc	51,685	12,564,107
Bristol-Myers Squibb Co.	256,235	14,277,414
Eli Lilly & Co.	149,396	12,295,291
Johnson & Johnson	415,194	54,926,013
Mallinckrodt plc*	15,880	711,583
Merck & Co., Inc.	422,032	27,048,031
Mylan NV*	70,350	2,730,987
Perrigo Co. plc	22,221	1,678,130
Pfizer, Inc.	916,667	30,790,845
Zoetis, Inc.	75,982	4,739,757

		161,762,158

Total Health Care		464,055,409

Industrials (9.4%)
Aerospace & Defense (2.1%)
Arconic, Inc.	68,270	1,546,316
Boeing Co. (The)	87,311	17,265,749
General Dynamics Corp.	43,697	8,656,376
L3 Technologies, Inc.	12,193	2,037,206
Lockheed Martin Corp.	38,448	10,673,549
Northrop Grumman Corp.	26,834	6,888,556
Raytheon Co.	44,912	7,252,390

Rockwell Collins, Inc.	24,830	$2,609,136
Textron, Inc.	41,000	1,931,100
TransDigm Group, Inc.	7,718	2,075,139
United Technologies Corp.	115,115	14,056,693

		74,992,210

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	22,357	1,535,479
Expeditors International of Washington, Inc.	27,602	1,558,961
FedEx Corp.	37,724	8,198,557
United Parcel Service, Inc., Class B	106,045	11,727,516

		23,020,513

Airlines (0.6%)
Alaska Air Group, Inc.	19,343	1,736,228
American Airlines Group, Inc.	76,471	3,848,021
Delta Air Lines, Inc.	112,155	6,027,209
Southwest Airlines Co.	94,879	5,895,781
United Continental Holdings, Inc.*	43,603	3,281,126

		20,788,365

Building Products (0.3%)
Allegion plc	14,599	1,184,271
Fortune Brands Home & Security, Inc.	23,603	1,539,860
Johnson Controls International plc	143,764	6,233,607
Masco Corp.	49,438	1,889,026

		10,846,764

Commercial Services & Supplies (0.3%)
Cintas Corp.	13,501	1,701,666
Republic Services, Inc.	35,995	2,293,961
Stericycle, Inc.*	12,757	973,614
Waste Management, Inc.	62,689	4,598,239

		9,567,480

Construction & Engineering (0.1%)
Fluor Corp.	21,021	962,341
Jacobs Engineering Group, Inc.	18,814	1,023,294
Quanta Services, Inc.*	23,939	788,072

		2,773,707

Electrical Equipment (0.5%)
Acuity Brands, Inc. (x)	6,811	1,384,540
AMETEK, Inc.	35,713	2,163,136
Eaton Corp. plc	68,630	5,341,473
Emerson Electric Co.	98,782	5,889,383
Rockwell Automation, Inc.	19,871	3,218,307

		17,996,839

Industrial Conglomerates (2.1%)
3M Co.	91,808	19,113,508
General Electric Co.#	1,341,961	36,246,366
Honeywell International, Inc.	117,200	15,621,588
Roper Technologies, Inc.	15,655	3,624,602

		74,606,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.4%)
Caterpillar, Inc.	90,330	$9,706,861
Cummins, Inc.	23,681	3,841,532
Deere & Co.	44,900	5,549,191
Dover Corp.	23,681	1,899,690
Flowserve Corp.	20,005	928,832
Fortive Corp.	46,150	2,923,603
Illinois Tool Works, Inc.	47,823	6,850,645
Ingersoll-Rand plc	39,826	3,639,698
PACCAR, Inc.	53,902	3,559,688
Parker-Hannifin Corp.	20,656	3,301,242
Pentair plc	25,668	1,707,949
Snap-on, Inc.	9,083	1,435,114
Stanley Black & Decker, Inc.	23,799	3,349,233
Xylem, Inc.	27,395	1,518,505

		50,211,783

Professional Services (0.3%)
Equifax, Inc.	18,452	2,535,674
IHS Markit Ltd.*	49,085	2,161,703
Nielsen Holdings plc	51,132	1,976,763
Robert Half International, Inc.	19,629	940,818
Verisk Analytics, Inc.*	24,199	2,041,670

		9,656,628

Road & Rail (0.9%)
CSX Corp.	142,051	7,750,303
JB Hunt Transport Services, Inc.	13,541	1,237,377
Kansas City Southern	16,337	1,709,667
Norfolk Southern Corp.	44,877	5,461,531
Union Pacific Corp.	124,932	13,606,343

		29,765,221

Trading Companies & Distributors (0.1%)
Fastenal Co.	44,718	1,946,575
United Rentals, Inc.*	12,779	1,440,321
WW Grainger, Inc. (x)	8,281	1,494,969

		4,881,865

Total Industrials		329,107,439

Information Technology (20.3%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	770,317	24,110,922
F5 Networks, Inc.*	10,054	1,277,461
Harris Corp.	19,085	2,081,792
Juniper Networks, Inc.	58,400	1,628,192
Motorola Solutions, Inc.	25,290	2,193,655

		31,292,022

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	47,552	3,510,289
Corning, Inc.	141,825	4,261,841
FLIR Systems, Inc.	20,331	704,672
TE Connectivity Ltd.	54,668	4,301,279

		12,778,081

Internet Software & Services (4.2%)
Akamai Technologies, Inc.*	26,784	1,334,111
Alphabet, Inc., Class A*	45,815	42,593,290
Alphabet, Inc., Class C*	46,026	41,825,207
eBay, Inc.*	156,460	5,463,583

Facebook, Inc., Class A*	364,129	$54,976,196
VeriSign, Inc. (x)*	13,717	1,275,132

		147,467,519

IT Services (3.5%)
Accenture plc, Class A	95,739	11,841,000
Alliance Data Systems Corp.	8,734	2,241,930
Automatic Data Processing, Inc.	68,790	7,048,223
Cognizant Technology Solutions Corp., Class A	92,403	6,135,559
CSRA, Inc.	22,933	728,123
DXC Technology Co.	43,647	3,348,598
Fidelity National Information Services, Inc.	50,748	4,333,879
Fiserv, Inc.*	33,059	4,044,438
Gartner, Inc.*	13,566	1,675,537
Global Payments, Inc.	23,003	2,077,631
International Business Machines Corp.#	131,937	20,295,869
Mastercard, Inc., Class A	144,779	17,583,410
Paychex, Inc.	49,439	2,815,057
PayPal Holdings, Inc.*	172,488	9,257,431
Total System Services, Inc.	25,461	1,483,103
Visa, Inc., Class A	285,403	26,765,092
Western Union Co. (The)	74,338	1,416,139

		123,091,019

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc. (x)*	117,167	1,462,244
Analog Devices, Inc.	56,299	4,380,062
Applied Materials, Inc.	165,537	6,838,333
Broadcom Ltd.	61,748	14,390,372
Intel Corp.	726,685	24,518,353
KLA-Tencor Corp.	23,820	2,179,768
Lam Research Corp.	25,133	3,554,560
Microchip Technology, Inc. (x)	34,132	2,634,308
Micron Technology, Inc.*	159,614	4,766,074
NVIDIA Corp.	90,912	13,142,239
Qorvo, Inc.*	19,752	1,250,697
QUALCOMM, Inc.	227,341	12,553,770
Skyworks Solutions, Inc.	28,634	2,747,432
Texas Instruments, Inc.	153,710	11,824,910
Xilinx, Inc.	38,882	2,500,890

		108,744,012

Software (4.4%)
Activision Blizzard, Inc.	106,038	6,104,608
Adobe Systems, Inc.*	76,265	10,786,922
ANSYS, Inc.*	13,204	1,606,663
Autodesk, Inc.*	30,137	3,038,412
CA, Inc.	47,809	1,647,976
Citrix Systems, Inc.*	23,808	1,894,641
Electronic Arts, Inc.*	47,779	5,051,196
Intuit, Inc.	37,400	4,967,094
Microsoft Corp.	1,188,910	81,951,565
Oracle Corp.	461,515	23,140,361
Red Hat, Inc.*	27,346	2,618,380
salesforce.com, Inc.*	101,332	8,775,351
Symantec Corp.	96,143	2,716,040
Synopsys, Inc.*	23,166	1,689,496

		155,988,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.#	803,480	$115,717,190
Hewlett Packard Enterprise Co.	253,792	4,210,409
HP, Inc.	257,820	4,506,694
NetApp, Inc.	42,310	1,694,516
Seagate Technology plc (x)	45,847	1,776,571
Western Digital Corp.	44,563	3,948,282
Xerox Corp.	33,813	971,447

		132,825,109

Total Information Technology		712,186,467

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	33,715	4,823,268
Albemarle Corp.	17,507	1,847,689
CF Industries Holdings, Inc. (x)	36,233	1,013,075
Dow Chemical Co. (The)	172,124	10,855,860
Eastman Chemical Co.	22,222	1,866,426
Ecolab, Inc.	40,131	5,327,390
EI du Pont de Nemours & Co.	133,106	10,742,985
FMC Corp.	20,621	1,506,364
International Flavors & Fragrances, Inc.	11,916	1,608,660
LyondellBasell Industries NV, Class A	51,011	4,304,818
Monsanto Co.	67,422	7,980,068
Mosaic Co. (The)	52,555	1,199,831
PPG Industries, Inc.	39,687	4,363,983
Praxair, Inc.	43,698	5,792,170
Sherwin-Williams Co. (The)	12,474	4,377,875

		67,610,462

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,786	2,178,168
Vulcan Materials Co.	20,371	2,580,598

		4,758,766

Containers & Packaging (0.3%)
Avery Dennison Corp.	13,697	1,210,404
Ball Corp.	53,796	2,270,729
International Paper Co.	63,136	3,574,129
Sealed Air Corp.	29,916	1,339,040
WestRock Co.	38,657	2,190,306

		10,584,608

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	202,781	2,435,400
Newmont Mining Corp.	82,829	2,682,831
Nucor Corp.	49,592	2,869,889

		7,988,120

Total Materials		90,941,956

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	14,046	1,692,122
American Tower Corp. (REIT)	65,626	8,683,633
Apartment Investment & Management Co. (REIT), Class A	23,839	1,024,362

AvalonBay Communities, Inc. (REIT)	21,059	$4,046,908
Boston Properties, Inc. (REIT)	23,922	2,942,884
Crown Castle International Corp. (REIT)	56,041	5,614,188
Digital Realty Trust, Inc. (REIT)	24,414	2,757,561
Equinix, Inc. (REIT)	11,943	5,125,458
Equity Residential (REIT)	56,407	3,713,273
Essex Property Trust, Inc. (REIT)	10,267	2,641,391
Extra Space Storage, Inc. (REIT)	19,125	1,491,750
Federal Realty Investment Trust (REIT)	10,855	1,371,963
GGP, Inc. (REIT)	89,984	2,120,023
HCP, Inc. (REIT)	72,363	2,312,721
Host Hotels & Resorts, Inc. (REIT)	112,703	2,059,084
Iron Mountain, Inc. (REIT)	36,858	1,266,441
Kimco Realty Corp. (REIT) (x)	65,046	1,193,594
Macerich Co. (The) (REIT)	19,074	1,107,436
Mid-America Apartment Communities, Inc. (REIT)	17,619	1,856,690
Prologis, Inc. (REIT)	81,635	4,787,076
Public Storage (REIT)	23,089	4,814,749
Realty Income Corp. (REIT)	42,340	2,336,321
Regency Centers Corp. (REIT)	22,172	1,388,854
Simon Property Group, Inc. (REIT)	48,812	7,895,830
SL Green Realty Corp. (REIT)	15,288	1,617,470
UDR, Inc. (REIT)	40,404	1,574,544
Ventas, Inc. (REIT)	54,532	3,788,883
Vornado Realty Trust (REIT)	26,131	2,453,701
Welltower, Inc. (REIT)	55,927	4,186,136
Weyerhaeuser Co. (REIT)	116,091	3,889,049

		91,754,095

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	46,849	1,705,304

Total Real Estate		93,459,399

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	945,439	35,671,414
CenturyLink, Inc. (x)	84,264	2,012,224
Level 3 Communications, Inc.*	44,593	2,644,365
Verizon Communications, Inc.	627,402	28,019,773

Total Telecommunication Services		68,347,776

Utilities (2.9%)
Electric Utilities (1.7%)
Alliant Energy Corp.	34,721	1,394,743
American Electric Power Co., Inc.	76,010	5,280,415
Duke Energy Corp.	107,632	8,996,959
Edison International	50,069	3,914,895
Entergy Corp.	27,522	2,112,864
Eversource Energy	48,307	2,932,718
Exelon Corp.	142,989	5,157,613
FirstEnergy Corp.	69,026	2,012,798
NextEra Energy, Inc.	71,972	10,085,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

PG&E Corp.	78,555	$5,213,695
Pinnacle West Capital Corp.	16,954	1,443,803
PPL Corp.	104,522	4,040,821
Southern Co. (The)	152,335	7,293,800
Xcel Energy, Inc.	77,924	3,575,153

		63,455,713

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	100,919	1,121,210
NRG Energy, Inc.	49,554	853,320

		1,974,530

Multi-Utilities (1.0%)
Ameren Corp.	37,384	2,043,783
CenterPoint Energy, Inc.	65,221	1,785,751
CMS Energy Corp.	42,519	1,966,504
Consolidated Edison, Inc.	46,874	3,788,357
Dominion Energy, Inc.	96,523	7,396,557
DTE Energy Co.	27,321	2,890,289
NiSource, Inc.	50,102	1,270,587
Public Service Enterprise Group, Inc.	78,429	3,373,231
SCANA Corp.	22,491	1,507,122
Sempra Energy	38,639	4,356,547
WEC Energy Group, Inc.	48,776	2,993,871

		33,372,599

Water Utilities (0.1%)
American Water Works Co., Inc.	27,152	2,116,498

Total Utilities		100,919,340

Total Common Stocks (91.5%) (Cost $1,698,210,498)		3,200,482,324

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	4,806,418	4,807,860

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $3,000,283, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $3,060,001. (xx)	$3,000,000	3,000,000

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $500,060, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $555,912. (xx)	$500,000	$500,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,500,150, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,530,003. (xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,135,081, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,157,672. (xx)	1,134,973	1,134,973
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $900,201, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $918,599. (xx)	900,000	900,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,100,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	1,100,000	1,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,300,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,326,866. (xx)	$1,300,000	$1,300,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $2,500,279, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,550,297. (xx)	2,500,000	2,500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $2,040,002. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $4,000,370, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $4,080,000. (xx)	4,000,000	4,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $2,040,000. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		20,934,973

Total Short-Term Investments (0.7%) (Cost $25,743,042)		25,742,833

Total Investments (92.2%) (Cost $1,723,953,540)		3,226,225,157
Other Assets Less Liabilities (7.8%)		274,266,511

Net Assets (100%)		$3,500,491,668

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,805,078.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $21,249,763. This was secured by cash collateral of $20,934,973 which was subsequently invested in joint repurchase agreements with a total value of $20,934,973, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $776,616 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$5,397,199	$—	$355,925	$5,573,277	$68,130	$25,172
PNC Financial Services Group, Inc. (The)	6,641,223	—	388,055	6,594,260	61,191	88,864

	$12,038,422	$—	$743,980	$12,167,537	$129,321	$114,036

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,488	September-17	$302,241,713	$301,159,960	$(1,081,753)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$392,845,891	$—	$—	$392,845,891
Consumer Staples	289,398,173	—	—	289,398,173
Energy	193,327,567	—	—	193,327,567
Financials	465,892,907	—	—	465,892,907
Health Care	464,055,409	—	—	464,055,409
Industrials	329,107,439	—	—	329,107,439
Information Technology	712,186,467	—	—	712,186,467
Materials	90,941,956	—	—	90,941,956
Real Estate	93,459,399	—	—	93,459,399
Telecommunication Services	68,347,776	—	—	68,347,776
Utilities	100,919,340	—	—	100,919,340
Short-Term Investments
Investment Companies	4,807,860	—	—	4,807,860
Repurchase Agreements	—	20,934,973	—	20,934,973

Total Assets	$3,205,290,184	$20,934,973	$—	$3,226,225,157

Liabilities:
Futures	$(1,081,753)	$—	$—	$(1,081,753)

Total Liabilities	$(1,081,753)	$—	$—	$(1,081,753)

Total	$3,204,208,431	$20,934,973	$—	$3,225,143,404

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liablity Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,081,753	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$30,638,422

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(2,816,377)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $328,294,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$49,038,533
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$291,759,269

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,556,630,333
Aggregate gross unrealized depreciation	(54,891,693)

Net unrealized appreciation	$1,501,738,640

Federal income tax cost of investments	$1,724,486,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $5,699,059)	$12,167,537
Unaffiliated Issuers (Cost $1,697,319,508)	3,193,122,647
Repurchase Agreements (Cost $20,934,973)	20,934,973
Cash	281,848,607
Cash held as collateral at broker	10,812,400
Receivable for securities sold	3,966,792
Dividends, interest and other receivables	3,206,097
Due from broker for futures variation margin	114,356
Receivable from Separate Accounts for Trust shares sold	36,674
Security lending income receivable	7,924
Other assets	40,151

Total assets	3,526,258,158

LIABILITIES
Payable for return of collateral on securities loaned	20,934,973
Payable for securities purchased	2,025,794
Investment management fees payable	1,285,299
Payable to Separate Accounts for Trust shares redeemed	1,001,012
Administrative fees payable	360,232
Trustees’ fees payable	1,197
Accrued expenses	157,983

Total liabilities	25,766,490

NET ASSETS	$3,500,491,668

Net assets were comprised of:
Paid in capital	$1,840,001,467
Accumulated undistributed net investment income (loss)	25,076,637
Accumulated undistributed net realized gain (loss) on investments and futures	134,223,700
Net unrealized appreciation (depreciation) on investments and futures	1,501,189,864

Net assets	$3,500,491,668

Class K
Net asset value, offering and redemption price per share, $3,500,491,668 / 242,057,376 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.46

(x)	Includes value of securities on loan of $21,249,763.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($129,321 of dividend income received from affiliates)	$33,150,742
Interest	539,513
Securities lending (net)	42,410

Total income	33,732,665

EXPENSES
Investment management fees	7,785,402
Administrative fees	2,188,786
Printing and mailing expenses	135,001
Professional fees	70,558
Custodian fees	63,036
Trustees’ fees	42,607
Miscellaneous	44,948

Total expenses	10,330,338

NET INVESTMENT INCOME (LOSS)	23,402,327

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($114,036 of realized gain (loss) from affiliates)	66,337,791
Futures	30,638,422

Net realized gain (loss)	96,976,213

Change in unrealized appreciation (depreciation) on:
Investments ($873,095 of change in unrealized appreciation (depreciation) from affiliates)	188,244,645
Futures	(2,816,377)

Net change in unrealized appreciation (depreciation)	185,428,268

NET REALIZED AND UNREALIZED GAIN (LOSS)	282,404,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,806,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,402,327	$52,936,226
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	96,976,213	148,492,929
Net change in unrealized appreciation (depreciation) on investments and futures	185,428,268	184,196,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	305,806,808	385,625,540

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(53,284,244)
Distributions from net realized capital gains
Class K	—	(106,784,357)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(160,068,601)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 842,365 and 1,812,124 shares, respectively ]	11,648,277	22,049,472
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,962,250 shares, respectively ]	—	160,068,601
Capital shares repurchased [ (23,656,611) and (59,876,817) shares, respectively ]	(332,161,858)	(771,593,582)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(320,513,581)	(589,475,509)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,706,773)	(363,918,570)
NET ASSETS:
Beginning of period	3,515,198,441	3,879,117,011

End of period (a)	$3,500,491,668	$3,515,198,441

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,076,637	$1,674,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012
Net asset value, beginning of period	$13.29	$13.10	$11.32	$10.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and futures	0.23	1.57	3.43	1.46

Total from investment operations	0.25	1.63	3.46	1.51

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)
Distributions from net realized gains	—	(1.37)	(1.62)	(0.40)

Total dividends and distributions	—	(1.44)	(1.68)	(0.45)

Net asset value, end of period	$13.54	$13.29	$13.10	$11.32

Total return (b)	1.88%	12.53%	30.95%	14.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$131
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%	0.86%	0.87%
Before waivers and reimbursements (a)(f)	0.89%	0.88%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%	0.47%	0.27%	0.44%
Before waivers and reimbursements (a)(f)	0.46%	0.47%	0.27%	0.44%
Portfolio turnover rate (z)^	10%	3%	4%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.27	$12.47	$13.29	$13.10	$11.32	$10.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.19	0.16	0.10	0.09	0.08
Net realized and unrealized gain (loss) on investments and futures	1.10	1.22	(0.12)	1.57	3.41	1.46

Total from investment operations	1.19	1.41	0.04	1.67	3.50	1.54

Less distributions:
Dividends from net investment income	—	(0.20)	(0.17)	(0.11)	(0.10)	(0.08)
Distributions from net realized gains	—	(0.41)	(0.69)	(1.37)	(1.62)	(0.40)

Total dividends and distributions	—	(0.61)	(0.86)	(1.48)	(1.72)	(0.48)

Net asset value, end of period	$14.46	$13.27	$12.47	$13.29	$13.10	$11.32

Total return (b)	8.97%	11.30%	0.51%	12.82%	31.27%	15.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,500,492	$3,515,198	$3,879,117	$4,368,684	$4,622,795	$4,256,062
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.59%	0.59%	0.61%	0.61%	0.62%
Before waivers and reimbursements (a)(f)	0.59%	0.59%	0.59%	0.61%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.33%	1.45%	1.23%	0.75%	0.68%	0.68%
Before waivers and reimbursements (a)(f)	1.33%	1.45%	1.23%	0.75%	0.68%	0.68%
Portfolio turnover rate (z)^	2%	3%	10%	3%	4%	4%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	16.1%
Financials	14.9
Industrials	13.7
Consumer Discretionary	10.6
Real Estate	8.9
Health Care	8.3
Materials	6.9
Repurchase Agreements	5.2
Utilities	5.0
Consumer Staples	3.4
Energy	2.7
Investment Companies	0.2
Telecommunication Services	0.2
Cash and Other	3.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class K
Actual	$1,000.00	$1,056.04	$3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.6%)
Cooper Tire & Rubber Co. (x)	5,879	$212,232
Dana, Inc.	16,132	360,228
Gentex Corp.	31,897	605,086

		1,177,546

Automobiles (0.3%)
Thor Industries, Inc.	5,333	557,405

Distributors (0.3%)
Pool Corp.	4,601	540,940

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	6,287	238,592
Graham Holdings Co., Class B	524	314,216
Service Corp. International	20,930	700,108
Sotheby’s (x)*	5,074	272,322

		1,525,238

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	5,459	207,988
Buffalo Wild Wings, Inc.*	1,792	227,046
Cheesecake Factory, Inc. (The)	4,964	249,689
Churchill Downs, Inc.	1,375	252,038
Cracker Barrel Old Country Store, Inc. (x)	2,680	448,230
Domino’s Pizza, Inc.	5,348	1,131,261
Dunkin’ Brands Group, Inc.	10,219	563,271
International Speedway Corp., Class A	2,895	108,707
Jack in the Box, Inc.	3,263	321,406
Panera Bread Co., Class A*	2,401	755,451
Papa John’s International, Inc.	2,929	210,185
Texas Roadhouse, Inc.	7,185	366,076
Wendy’s Co. (The)	21,537	334,039

		5,175,387

Household Durables (1.5%)
CalAtlantic Group, Inc. (x)	8,417	297,541
Helen of Troy Ltd.*	3,054	287,381
KB Home	9,190	220,284
NVR, Inc.*	389	937,728
Tempur Sealy International, Inc. (x)*	5,170	276,026
Toll Brothers, Inc.	16,433	649,269
TRI Pointe Group, Inc.*	17,539	231,339
Tupperware Brands Corp.	5,657	397,291

		3,296,859

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,456	110,246

Leisure Products (0.6%)
Brunswick Corp.	9,881	619,835
Polaris Industries, Inc. (x)	6,552	604,291

		1,224,126

Media (1.4%)
AMC Networks, Inc., Class A*	6,129	327,350
Cable One, Inc.	524	372,512
Cinemark Holdings, Inc.	11,771	457,303
John Wiley & Sons, Inc., Class A	4,939	260,532

Live Nation Entertainment, Inc.*	14,845	$517,349
Meredith Corp. (x)	4,127	245,350
New York Times Co. (The), Class A	13,644	241,499
TEGNA, Inc.	23,984	345,609

		2,767,504

Multiline Retail (0.2%)
Big Lots, Inc. (x)	4,926	237,926
Dillard’s, Inc., Class A (x)	2,445	141,052

		378,978

Specialty Retail (1.6%)
Aaron’s, Inc.	6,999	272,261
American Eagle Outfitters, Inc.	18,739	225,805
Cabela’s, Inc.*	5,758	342,140
Chico’s FAS, Inc.	14,265	134,376
Dick’s Sporting Goods, Inc.	9,690	385,953
GameStop Corp., Class A (x)	11,223	242,529
Michaels Cos., Inc. (The)*	12,202	225,981
Murphy USA, Inc.*	3,966	293,920
Office Depot, Inc.	58,064	327,481
Sally Beauty Holdings, Inc.*	15,695	317,824
Urban Outfitters, Inc.*	9,663	179,152
Williams-Sonoma, Inc.	8,923	432,766

		3,380,188

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,424	482,465
Deckers Outdoor Corp.*	3,549	242,255
Kate Spade & Co.*	14,102	260,746
Skechers U.S.A., Inc., Class A*	14,906	439,727

		1,425,193

Total Consumer Discretionary		21,559,610

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A (x)*	1,037	137,040

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc. (x)	4,375	468,606
Sprouts Farmers Market, Inc.*	14,645	332,002
United Natural Foods, Inc.*	5,585	204,970

		1,005,578

Food Products (2.1%)
Dean Foods Co.	9,994	169,898
Flowers Foods, Inc.	20,484	354,578
Hain Celestial Group, Inc. (The)*	11,532	447,672
Ingredion, Inc.	7,978	951,056
Lamb Weston Holdings, Inc.	15,428	679,449
Lancaster Colony Corp.	2,185	267,925
Post Holdings, Inc.*	7,390	573,834
Snyder’s-Lance, Inc.	9,581	331,694
Tootsie Roll Industries, Inc. (x)	1,909	66,529
TreeHouse Foods, Inc.*	6,337	517,670

		4,360,305

Household Products (0.2%)
Energizer Holdings, Inc.	6,887	330,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.5%)
Avon Products, Inc.*	48,426	$184,019
Edgewell Personal Care Co.*	6,385	485,388
Nu Skin Enterprises, Inc., Class A	5,591	351,338

		1,020,745

Total Consumer Staples		6,854,382

Energy (2.7%)
Energy Equipment & Services (0.9%)
Diamond Offshore Drilling, Inc. (x)*	7,004	75,853
Dril-Quip, Inc.*	4,253	207,546
Ensco plc, Class A (x)	33,482	172,767
Nabors Industries Ltd.	31,946	260,040
Oceaneering International, Inc.	10,827	247,289
Oil States International, Inc.*	5,677	154,131
Patterson-UTI Energy, Inc.	18,466	372,829
Rowan Cos. plc, Class A*	13,861	141,937
Superior Energy Services, Inc.*	16,768	174,890

		1,807,282

Oil, Gas & Consumable Fuels (1.8%)
CONSOL Energy, Inc.*	19,832	296,290
Energen Corp.*	10,780	532,209
Gulfport Energy Corp.*	17,676	260,721
HollyFrontier Corp.	19,724	541,818
Matador Resources Co.*	10,409	222,440
PBF Energy, Inc., Class A (x)	12,228	272,195
QEP Resources, Inc.*	26,899	271,680
SM Energy Co.	10,943	180,888
Southwestern Energy Co.*	56,203	341,714
World Fuel Services Corp.	7,739	297,565
WPX Energy, Inc.*	44,212	427,088

		3,644,608

Total Energy		5,451,890

Financials (14.9%)
Banks (7.4%)
Associated Banc-Corp	16,938	426,838
BancorpSouth, Inc.	9,339	284,840
Bank of Hawaii Corp.	4,757	394,688
Bank of the Ozarks, Inc.	13,447	630,261
Canadian Imperial Bank of Commerce	1	52
Cathay General Bancorp	8,328	316,048
Chemical Financial Corp.	7,889	381,906
Commerce Bancshares, Inc.	9,748	553,979
Cullen/Frost Bankers, Inc.	6,328	594,262
East West Bancorp, Inc.	16,052	940,325
First Horizon National Corp.	26,050	453,791
FNB Corp.	35,888	508,174
Fulton Financial Corp.	19,444	369,436
Hancock Holding Co.	9,387	459,963
Home BancShares, Inc.	14,078	350,542
International Bancshares Corp.	6,384	223,759
MB Financial, Inc.	7,946	349,942
PacWest Bancorp	13,317	621,904
Pinnacle Financial Partners, Inc.	8,090	508,052
Prosperity Bancshares, Inc.	7,738	497,089
Signature Bank*	5,971	857,018
SVB Financial Group*	5,834	1,025,558

Synovus Financial Corp.	13,611	$602,151
TCF Financial Corp.	18,906	301,362
Texas Capital Bancshares, Inc.*	5,537	428,564
Trustmark Corp.	7,457	239,817
UMB Financial Corp.	4,889	365,991
Umpqua Holdings Corp.	24,547	450,683
United Bankshares, Inc. (x)	11,650	456,680
Valley National Bancorp	29,253	345,478
Webster Financial Corp.	10,271	536,352
Wintrust Financial Corp.	6,198	473,775

		14,949,280

Capital Markets (2.8%)
Eaton Vance Corp.	12,773	604,418
FactSet Research Systems, Inc.	4,407	732,355
Federated Investors, Inc., Class B	10,456	295,382
Janus Henderson Group plc (x)*	20,004	662,332
Legg Mason, Inc.	9,568	365,115
MarketAxess Holdings, Inc.	4,190	842,609
MSCI, Inc.	10,059	1,035,977
SEI Investments Co.	14,797	795,783
Stifel Financial Corp.*	7,593	349,126

		5,683,097

Consumer Finance (0.3%)
SLM Corp.*	47,956	551,494

Insurance (3.9%)
Alleghany Corp.*	1,706	1,014,729
American Financial Group, Inc.	8,181	812,946
Aspen Insurance Holdings Ltd.	6,637	330,854
Brown & Brown, Inc.	12,821	552,200
CNO Financial Group, Inc.	19,212	401,147
First American Financial Corp.	12,265	548,123
Genworth Financial, Inc., Class A*	55,700	209,989
Hanover Insurance Group, Inc. (The)	4,775	423,208
Kemper Corp.	5,377	207,552
Mercury General Corp.	4,080	220,320
Old Republic International Corp.	27,264	532,466
Primerica, Inc.	5,150	390,113
Reinsurance Group of America, Inc.	7,163	919,658
RenaissanceRe Holdings Ltd.	4,489	624,195
WR Berkley Corp.	10,802	747,174

		7,934,674

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	54,406	714,351
Washington Federal, Inc.	9,990	331,668

		1,046,019

Total Financials		30,164,564

Health Care (8.3%)
Biotechnology (0.7%)
Bioverativ, Inc.*	11,976	720,596
United Therapeutics Corp.*	5,017	650,855

		1,371,451

Health Care Equipment & Supplies (3.2%)
ABIOMED, Inc.*	4,538	650,295
Globus Medical, Inc., Class A*	8,077	267,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Halyard Health, Inc.*	5,126	$201,349
Hill-Rom Holdings, Inc.	6,656	529,884
LivaNova plc (x)*	4,822	295,155
Masimo Corp.*	5,079	463,103
NuVasive, Inc.*	5,650	434,598
ResMed, Inc.	15,741	1,225,752
STERIS plc	9,458	770,827
Teleflex, Inc.	5,005	1,039,839
West Pharmaceutical Services, Inc.	8,187	773,835

		6,652,390

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (x)*	8,510	420,224
HealthSouth Corp.	9,994	483,710
LifePoint Health, Inc.*	4,510	302,847
MEDNAX, Inc.*	10,337	624,045
Molina Healthcare, Inc.*	4,777	330,473
Owens & Minor, Inc.	6,774	218,055
Tenet Healthcare Corp. (x)*	8,999	174,041
VCA, Inc.*	9,051	835,497
WellCare Health Plans, Inc.*	4,948	888,462

		4,277,354

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	20,349	259,653
Medidata Solutions, Inc.*	6,191	484,136

		743,789

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	2,329	527,076
Bio-Techne Corp.	4,163	489,153
Charles River Laboratories International, Inc.*	5,312	537,308
INC Research Holdings, Inc., Class A*	6,004	351,234
PAREXEL International Corp.*	5,672	492,954

		2,397,725

Pharmaceuticals (0.7%)
Akorn, Inc.*	9,682	324,734
Catalent, Inc.*	13,918	488,522
Endo International plc*	21,868	244,266
Prestige Brands Holdings, Inc.*	5,825	307,618

		1,365,140

Total Health Care		16,807,849

Industrials (13.7%)
Aerospace & Defense (1.5%)
Curtiss-Wright Corp.	4,919	451,466
Esterline Technologies Corp.*	3,324	315,115
Huntington Ingalls Industries, Inc.	5,117	952,581
KLX, Inc.*	5,774	288,700
Orbital ATK, Inc.	6,434	632,848
Teledyne Technologies, Inc.*	3,933	502,047

		3,142,757

Airlines (0.4%)
JetBlue Airways Corp.*	37,013	845,007

Building Products (0.8%)
AO Smith Corp.	16,281	$917,109
Lennox International, Inc.	4,282	786,346

		1,703,455

Commercial Services & Supplies (1.4%)
Clean Harbors, Inc.*	5,757	321,413
Copart, Inc.*	22,768	723,796
Deluxe Corp.	5,379	372,334
Herman Miller, Inc.	6,598	200,579
HNI Corp.	4,900	195,363
MSA Safety, Inc.	3,510	284,907
Pitney Bowes, Inc.	20,579	310,743
Rollins, Inc.	10,664	434,131

		2,843,266

Construction & Engineering (1.1%)
AECOM*	17,329	560,247
Dycom Industries, Inc. (x)*	3,458	309,560
EMCOR Group, Inc.	6,645	434,450
Granite Construction, Inc.	4,381	211,339
KBR, Inc. (x)	15,768	239,989
Valmont Industries, Inc.	2,515	376,244

		2,131,829

Electrical Equipment (0.7%)
EnerSys	4,869	352,759
Hubbell, Inc.	5,661	640,656
Regal Beloit Corp.	5,006	408,239

		1,401,654

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,194	686,308

Machinery (4.7%)
AGCO Corp.	7,430	500,708
Crane Co.	5,618	445,957
Donaldson Co., Inc.	14,695	669,210
Graco, Inc.	6,179	675,241
IDEX Corp.	8,486	959,002
ITT, Inc.	9,858	396,094
Kennametal, Inc.	8,956	335,134
Lincoln Electric Holdings, Inc.	6,897	635,145
Nordson Corp.	5,965	723,673
Oshkosh Corp.	8,317	572,875
Terex Corp.	10,897	408,638
Timken Co. (The)	7,830	362,138
Toro Co. (The)	12,004	831,756
Trinity Industries, Inc.	16,994	476,342
Wabtec Corp. (x)	9,607	879,040
Woodward, Inc.	6,120	413,590

		9,284,543

Marine (0.2%)
Kirby Corp.*	6,014	402,036

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	4,114	444,929
FTI Consulting, Inc.*	4,632	161,935
ManpowerGroup, Inc.	7,458	832,686

		1,439,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (1.2%)
Avis Budget Group, Inc. (x)*	9,604	$261,901
Genesee & Wyoming, Inc., Class A*	6,840	467,788
Landstar System, Inc.	4,660	398,896
Old Dominion Freight Line, Inc.	7,708	734,110
Ryder System, Inc.	5,939	427,489
Werner Enterprises, Inc.	4,886	143,404

		2,433,588

Trading Companies & Distributors (0.7%)
GATX Corp. (x)	4,391	282,210
MSC Industrial Direct Co., Inc., Class A	4,991	429,026
NOW, Inc.*	11,840	190,387
Watsco, Inc.	3,394	523,355

		1,424,978

Total Industrials		27,738,971

Information Technology (16.1%)
Communications Equipment (1.4%)
ARRIS International plc*	20,958	587,243
Brocade Communications Systems, Inc.	45,620	575,268
Ciena Corp.*	15,763	394,390
InterDigital, Inc.	3,862	298,533
NetScout Systems, Inc.*	10,229	351,878
Plantronics, Inc.	3,679	192,448
ViaSat, Inc. (x)*	5,899	390,514

		2,790,274

Electronic Equipment, Instruments & Components (4.4%)
Arrow Electronics, Inc.*	9,881	774,868
Avnet, Inc.	13,997	544,203
Belden, Inc.	4,723	356,256
Cognex Corp.	9,624	817,078
Coherent, Inc.*	2,744	617,373
IPG Photonics Corp.*	4,178	606,228
Jabil, Inc.	20,402	595,534
Keysight Technologies, Inc.*	20,534	799,389
Knowles Corp. (x)*	9,778	165,444
Littelfuse, Inc.	2,527	416,955
National Instruments Corp.	11,827	475,682
SYNNEX Corp.	3,264	391,549
Tech Data Corp.*	3,872	391,072
Trimble, Inc.*	28,073	1,001,363
VeriFone Systems, Inc.*	12,235	221,454
Vishay Intertechnology, Inc.	14,803	245,730
Zebra Technologies Corp., Class A*	5,884	591,460

		9,011,638

Internet Software & Services (0.8%)
Cars.com, Inc. (x)*	7,862	209,365
j2 Global, Inc.	5,363	456,338
LogMeIn, Inc.	5,862	612,578
WebMD Health Corp.*	4,295	251,902

		1,530,183

IT Services (3.1%)
Acxiom Corp.*	8,775	$227,975
Broadridge Financial Solutions, Inc.	13,070	987,570
Convergys Corp.	10,536	250,546
CoreLogic, Inc.*	9,501	412,153
DST Systems, Inc.	6,923	427,149
Jack Henry & Associates, Inc.	8,630	896,399
Leidos Holdings, Inc.	15,945	824,197
MAXIMUS, Inc.	7,261	454,756
NeuStar, Inc., Class A*	4,744	158,212
Sabre Corp.	22,872	497,923
Science Applications International Corp.	4,919	341,477
Teradata Corp. (x)*	14,562	429,433
WEX, Inc.*	4,305	448,882

		6,356,672

Semiconductors & Semiconductor Equipment (2.2%)
Cirrus Logic, Inc.*	7,166	449,452
Cree, Inc.*	10,929	269,400
Cypress Semiconductor Corp. (x)	36,639	500,122
First Solar, Inc. (x)*	8,695	346,757
Integrated Device Technology, Inc.*	14,761	380,686
Microsemi Corp.*	12,826	600,256
Monolithic Power Systems, Inc.	4,219	406,712
Silicon Laboratories, Inc.*	4,695	320,903
Synaptics, Inc.*	3,831	198,101
Teradyne, Inc.	22,122	664,323
Versum Materials, Inc.	12,005	390,163

		4,526,875

Software (3.7%)
ACI Worldwide, Inc.*	13,178	294,792
Blackbaud, Inc.	5,359	459,534
Cadence Design Systems, Inc.*	31,034	1,039,330
CDK Global, Inc.	16,135	1,001,338
CommVault Systems, Inc.*	4,644	262,154
Fair Isaac Corp.	3,464	482,916
Fortinet, Inc.*	16,628	622,552
Manhattan Associates, Inc.*	7,785	374,147
PTC, Inc.*	12,842	707,851
Take-Two Interactive Software, Inc.*	11,535	846,438
Tyler Technologies, Inc.*	3,754	659,465
Ultimate Software Group, Inc. (The) (x)*	3,310	695,299

		7,445,816

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	12,004	224,475
Diebold Nixdorf, Inc. (x)	8,293	232,204
NCR Corp.*	13,494	551,095

		1,007,774

Total Information Technology		32,669,232

Materials (6.9%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	6,946	457,811
Cabot Corp.	6,972	372,514
Chemours Co. (The)	20,517	778,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Minerals Technologies, Inc.	3,932	$287,822
NewMarket Corp.	1,037	477,518
Olin Corp.	18,452	558,727
PolyOne Corp.	9,183	355,749
RPM International, Inc.	14,844	809,739
Scotts Miracle-Gro Co. (The), Class A	4,907	438,980
Sensient Technologies Corp.	4,909	395,322
Valvoline, Inc.	22,735	539,274

		5,471,461

Construction Materials (0.2%)
Eagle Materials, Inc.	5,407	499,715

Containers & Packaging (1.8%)
AptarGroup, Inc.	6,956	604,198
Bemis Co., Inc.	10,276	475,265
Greif, Inc., Class A	2,920	162,878
Owens-Illinois, Inc.*	18,143	433,981
Packaging Corp. of America	10,469	1,166,141
Silgan Holdings, Inc.	8,401	266,984
Sonoco Products Co.	11,066	569,014

		3,678,461

Metals & Mining (1.8%)
Allegheny Technologies, Inc. (x)	12,014	204,358
Carpenter Technology Corp.	5,154	192,914
Commercial Metals Co.	12,770	248,121
Compass Minerals International, Inc. (x)	3,797	247,944
Reliance Steel & Aluminum Co.	8,118	591,072
Royal Gold, Inc.	7,291	569,937
Steel Dynamics, Inc.	26,851	961,535
United States Steel Corp. (x)	19,431	430,202
Worthington Industries, Inc.	4,825	242,312

		3,688,395

Paper & Forest Products (0.3%)
Domtar Corp.	6,892	264,791
Louisiana-Pacific Corp.*	16,103	388,243

		653,034

Total Materials		13,991,066

Real Estate (8.9%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
American Campus Communities, Inc. (REIT)	14,923	705,858
Camden Property Trust (REIT)	9,753	833,979
Care Capital Properties, Inc. (REIT)	9,266	247,402
CoreCivic, Inc. (REIT)	13,158	362,898
Corporate Office Properties Trust (REIT)	11,083	388,237
Cousins Properties, Inc. (REIT)	46,733	410,783
CyrusOne, Inc. (REIT)	8,696	484,802
DCT Industrial Trust, Inc. (REIT)	10,255	548,027
Douglas Emmett, Inc. (REIT)	16,367	625,383
Duke Realty Corp. (REIT)	39,459	1,102,880
Education Realty Trust, Inc. (REIT)	8,170	316,588
EPR Properties (REIT)	7,143	513,367

First Industrial Realty Trust, Inc. (REIT)	13,090	$374,636
GEO Group, Inc. (The) (REIT)	13,821	408,687
Healthcare Realty Trust, Inc. (REIT)	12,988	443,540
Highwoods Properties, Inc. (REIT)	11,370	576,573
Hospitality Properties Trust (REIT)	18,396	536,243
Kilroy Realty Corp. (REIT)	10,928	821,239
Lamar Advertising Co. (REIT), Class A	9,280	682,730
LaSalle Hotel Properties (REIT)	12,635	376,523
Liberty Property Trust (REIT)	16,393	667,359
Life Storage, Inc. (REIT)	5,193	384,801
Mack-Cali Realty Corp. (REIT)	9,928	269,446
Medical Properties Trust, Inc. (REIT)	40,416	520,154
National Retail Properties, Inc. (REIT)	16,582	648,356
Omega Healthcare Investors, Inc. (REIT) (x)	21,907	723,369
Potlatch Corp. (REIT)	4,490	205,193
Quality Care Properties, Inc. (REIT)*	10,289	188,392
Rayonier, Inc. (REIT)	14,311	411,727
Senior Housing Properties Trust (REIT)	26,482	541,292
Tanger Factory Outlet Centers, Inc. (REIT)	10,613	275,726
Taubman Centers, Inc. (REIT)	6,766	402,915
Uniti Group, Inc. (REIT)	17,543	441,031
Urban Edge Properties (REIT)	10,884	258,277
Washington Prime Group, Inc. (REIT)	20,367	170,472
Weingarten Realty Investors (REIT)	13,147	395,725

		17,264,610

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,097	210,914
Jones Lang LaSalle, Inc.	5,053	631,625

		842,539

Total Real Estate		18,107,149

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp. (x)	128,750	149,350

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,488	291,042

Total Telecommunication Services		440,392

Utilities (5.0%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	23,991	702,456
Hawaiian Electric Industries, Inc.	12,125	392,608
IDACORP, Inc.	5,618	479,496
OGE Energy Corp.	22,200	772,338
PNM Resources, Inc.	8,914	340,961
Westar Energy, Inc.	15,782	836,761

		3,524,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (2.1%)
Atmos Energy Corp.	11,703	$970,764
National Fuel Gas Co. (x)	9,496	530,257
New Jersey Resources Corp.	9,631	382,351
ONE Gas, Inc.	5,840	407,690
Southwest Gas Holdings, Inc.	5,316	388,387
UGI Corp.	19,217	930,295
WGL Holdings, Inc.	5,721	477,303

		4,087,047

Multi-Utilities (0.9%)
Black Hills Corp.	5,949	401,379
MDU Resources Group, Inc.	21,733	569,405
NorthWestern Corp.	5,412	330,240
Vectren Corp.	9,260	541,154

		1,842,178

Water Utilities (0.3%)
Aqua America, Inc.	19,739	657,309

Total Utilities		10,111,154

Total Common Stocks (90.7%) (Cost $131,419,309)		183,896,259

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	500,610	500,760

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.2%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,600,151, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,632,000. (xx)	$1,600,000	1,600,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $400,052, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $444,729. (xx)	400,000	400,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $800,080, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $816,002. (xx)	$800,000	$800,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,093,320, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,134,982. (xx)	2,093,119	2,093,119
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $400,036, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $408,002. (xx)	400,000	400,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $500,112, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $700,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $714,466. (xx)	700,000	700,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $600,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $612,400. (xx)	600,000	600,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $1,000,112, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $1,020,119. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $255,000. (xx)	$250,000	$250,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $1,020,028. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		$10,543,119

Total Short-Term Investments (5.4%) (Cost $11,043,877)		11,043,879

Total Investments (96.1%) (Cost $142,463,186)		194,940,138
Other Assets Less Liabilities (3.9%)		7,917,184

Net Assets (100%)		$202,857,322

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $10,383,280. This was secured by cash collateral of $10,543,119 which was subsequently invested in joint repurchase agreements with a total value of $10,543,119, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $129,773 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/27/17 - 2/15/47.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	108	September-17	$18,751,467	$18,857,880	$106,413

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,559,610	$—	$—	$21,559,610
Consumer Staples	6,854,382	—	—	6,854,382
Energy	5,451,890	—	—	5,451,890
Financials	30,164,564	—	—	30,164,564
Health Care	16,807,849	—	—	16,807,849
Industrials	27,738,971	—	—	27,738,971
Information Technology	32,669,232	—	—	32,669,232
Materials	13,991,066	—	—	13,991,066
Real Estate	18,107,149	—	—	18,107,149
Telecommunication Services	440,392	—	—	440,392
Utilities	10,111,154	—	—	10,111,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$106,413	$—	$—	$106,413
Short-Term Investments
Investment Companies	500,760	—	—	500,760
Repurchase Agreements	—	10,543,119	—	10,543,119

Total Assets	$184,503,432	$10,543,119	$—	$195,046,551

Total Liabilities	$—	$—	$—	$—

Total	$184,503,432	$10,543,119	$—	$195,046,551

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$106,413	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$677,789

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$280,940

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $18,966,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 36%)*	$18,695,035
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 32%)*	$26,847,410

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,633,925
Aggregate gross unrealized depreciation	(8,440,761)

Net unrealized appreciation	$52,193,164

Federal income tax cost of investments	$142,746,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $131,920,067)	$184,397,019
Repurchase Agreements (Cost $10,543,119)	10,543,119
Cash	18,167,271
Cash held as collateral at broker	734,100
Dividends, interest and other receivables	189,383
Receivable for securities sold	18,690
Due from broker for futures variation margin	12,960
Security lending income receivable	5,219
Receivable from Separate Accounts for Trust shares sold	1,595
Other assets	2,285

Total assets	214,071,641

LIABILITIES
Payable for return of collateral on securities loaned	10,543,119
Payable for securities purchased	479,755
Investment management fees payable	70,423
Payable to Separate Accounts for Trust shares redeemed	46,767
Administrative fees payable	20,720
Accrued expenses	53,535

Total liabilities	11,214,319

NET ASSETS	$202,857,322

Net assets were comprised of:
Paid in capital	$137,192,280
Accumulated undistributed net investment income (loss)	887,365
Accumulated undistributed net realized gain (loss) on investments and futures	12,194,312
Net unrealized appreciation (depreciation) on investments and futures	52,583,365

Net assets	$202,857,322

Class K
Net asset value, offering and redemption price per share, $202,857,322 / 23,915,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.48

(x)	Includes value of securities on loan of $10,383,280.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $153 foreign withholding tax)	$1,421,739
Interest	32,792
Securities lending (net)	25,040

Total income	1,479,571

EXPENSES
Investment management fees	453,491
Administrative fees	125,013
Custodian fees	24,593
Professional fees	23,886
Printing and mailing expenses	7,671
Trustees’ fees	2,400
Miscellaneous	2,650

Gross expenses	639,704
Less: Waiver from investment manager	(34,872)

Net expenses	604,832

NET INVESTMENT INCOME (LOSS)	874,739

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,577,649
Futures	677,789

Net realized gain (loss)	10,255,438

Change in unrealized appreciation (depreciation) on:
Investments	(231,823)
Futures	280,940

Net change in unrealized appreciation (depreciation)	49,117

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,304,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,179,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$874,739	$1,789,475
Net realized gain (loss) on investments and futures	10,255,438	14,752,001
Net change in unrealized appreciation (depreciation) on investments and futures	49,117	17,885,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,179,294	34,427,080

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(1,825,673)
Distributions from net realized capital gains
Class K	—	(13,810,110)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,635,783)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 69,324 and 454,217 shares, respectively ]	571,353	3,126,048
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,937,109 shares, respectively ]	—	15,635,783
Capital shares repurchased [ (1,114,929) and (2,865,512) shares, respectively ]	(9,274,716)	(21,667,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,703,363)	(2,905,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,475,931	15,885,863
NET ASSETS:
Beginning of period	200,381,391	184,495,528

End of period (a)	$202,857,322	$200,381,391

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$887,365	$12,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012
Net asset value, beginning of period	$8.74	$9.95	$9.75	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	— #	(0.05)†	(0.01)†
Net realized and unrealized gain (loss) on investments and futures	0.47	0.84	3.11	1.53

Total from investment operations	0.47	0.84	3.06	1.52

Less distributions:
Dividends from net investment income	—	— #	— #	— #
Distributions from net realized gains	—	(2.05)	(2.86)	(1.14)

Total dividends and distributions	—	(2.05)	(2.86)	(1.14)

Net asset value, end of period	$9.21	$8.74	$9.95	$9.75

Total return (b)	5.38%	8.66%	32.29%	16.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$138
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.88%	0.90%	0.90%
Before waivers and reimbursements (a)(f)	0.83%	0.88%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.02%	— %‡‡	(0.44)%	(0.08)%
Before waivers and reimbursements (a)(f)	0.02%	— %‡‡	(0.44)%	(0.08)%
Portfolio turnover rate (z)^	35%	13%	11%	10%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.03	$7.25	$8.73	$9.94	$9.75	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.07	0.05	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments and futures	0.41	1.38	(0.33)	0.85	3.06	1.53

Total from investment operations	0.45	1.45	(0.28)	0.87	3.08	1.55

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.03)	(0.03)	(0.03)
Distributions from net realized gains	—	(0.59)	(1.14)	(2.05)	(2.86)	(1.14)

Total dividends and distributions	—	(0.67)	(1.20)	(2.08)	(2.89)	(1.17)

Net asset value, end of period	$8.48	$8.03	$7.25	$8.73	$9.94	$9.75

Total return (b)	5.60%	20.02%	(3.08)%	8.93%	32.51%	16.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$202,857	$200,381	$184,496	$249,728	$343,710	$455,423
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.63%	0.64%	0.66%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	0.63%	0.65%	0.64%	0.66%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.96%	0.56%	0.24%	0.20%	0.16%
Before waivers and reimbursements (a)(f)	0.83%	0.94%	0.56%	0.24%	0.20%	0.16%
Portfolio turnover rate (z)^	10%	16%	35%	13%	11%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	16.3%
Information Technology	15.2
Health Care	13.6
Industrials	13.2
Consumer Discretionary	11.3
Repurchase Agreements	9.3
Real Estate	6.8
Materials	4.0
Utilities	3.3
Energy	3.3
Consumer Staples	2.4
Telecommunication Services	0.8
Investment Companies	0.2
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class K
Actual	$1,000.00	$1,047.46	$3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	38,955	$607,698
Cooper Tire & Rubber Co. (x)	24,179	872,862
Cooper-Standard Holdings, Inc.*	8,119	818,964
Dana, Inc.	67,288	1,502,540
Dorman Products, Inc.*	12,246	1,013,601
Fox Factory Holding Corp.*	15,682	558,279
Gentherm, Inc.*	17,205	667,554
Horizon Global Corp.*	8,230	118,183
LCI Industries	11,273	1,154,355
Modine Manufacturing Co.*	20,931	346,408
Motorcar Parts of America, Inc.*	8,741	246,846
Shiloh Industries, Inc.*	2,684	31,510
Standard Motor Products, Inc.	9,646	503,714
Stoneridge, Inc.*	9,255	142,620
Superior Industries International, Inc.	11,094	227,982
Tenneco, Inc.	24,676	1,427,013
Tower International, Inc.	9,686	217,451

		10,457,580

Automobiles (0.1%)
Winnebago Industries, Inc.	14,127	494,445

Distributors (0.1%)
Core-Mark Holding Co., Inc.	20,807	687,880
VOXX International Corp.*	6,215	50,963
Weyco Group, Inc.	2,196	61,224

		800,067

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	29,144	1,106,015
American Public Education, Inc.*	5,184	122,602
Ascent Capital Group, Inc., Class A*	3,490	53,606
Bridgepoint Education, Inc.*	5,396	79,645
Cambium Learning Group, Inc.*	4,687	23,763
Capella Education Co.	5,744	491,686
Career Education Corp.*	31,305	300,528
Carriage Services, Inc.	4,800	129,408
Chegg, Inc. (x)*	37,080	455,713
Collectors Universe, Inc.	2,757	68,511
Grand Canyon Education, Inc.*	21,267	1,667,546
Houghton Mifflin Harcourt Co.*	49,441	608,124
K12, Inc.*	15,467	277,169
Laureate Education, Inc., Class A*	15,893	278,604
Liberty Tax, Inc.	1,903	24,644
Regis Corp.*	17,503	179,756
Sotheby’s*	17,194	922,802
Strayer Education, Inc.	5,569	519,142
Weight Watchers International, Inc.*	12,716	424,969

		7,734,233

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	39,903	530,710
Biglari Holdings, Inc.*	525	209,864
BJ’s Restaurants, Inc.*	9,617	358,233
Bloomin’ Brands, Inc.	45,247	960,594

Bob Evans Farms, Inc.	9,029	$648,553
Bojangles’, Inc.*	7,808	126,880
Boyd Gaming Corp.	40,322	1,000,389
Brinker International, Inc.	22,210	846,201
Buffalo Wild Wings, Inc.*	7,235	916,675
Caesars Acquisition Co., Class A*	22,263	424,110
Caesars Entertainment Corp. (x)*	26,520	318,240
Carrols Restaurant Group, Inc.*	11,936	146,216
Century Casinos, Inc.*	6,670	49,158
Cheesecake Factory, Inc. (The)	21,105	1,061,582
Churchill Downs, Inc.	6,311	1,156,806
Chuy’s Holdings, Inc.*	7,750	181,350
ClubCorp Holdings, Inc.	27,243	356,883
Cracker Barrel Old Country Store, Inc. (x)	8,768	1,466,447
Dave & Buster’s Entertainment, Inc.*	18,456	1,227,509
Del Frisco’s Restaurant Group, Inc.*	7,340	118,174
Del Taco Restaurants, Inc.*	10,523	144,691
Denny’s Corp.*	30,796	362,469
DineEquity, Inc. (x)	8,528	375,658
Drive Shack, Inc.	13,617	42,894
El Pollo Loco Holdings, Inc. (x)*	6,739	93,335
Eldorado Resorts, Inc.*	20,054	401,080
Empire Resorts, Inc. (x)*	1,255	29,995
Fiesta Restaurant Group, Inc.*	13,597	280,778
Fogo De Chao, Inc.*	2,931	40,741
Golden Entertainment, Inc.*	3,437	71,180
Habit Restaurants, Inc. (The), Class A (x)*	6,477	102,337
ILG, Inc.	49,419	1,358,528
International Speedway Corp., Class A	11,633	436,819
Intrawest Resorts Holdings, Inc.*	4,596	109,109
J Alexander’s Holdings, Inc.*	5,192	63,602
Jack in the Box, Inc.	14,686	1,446,570
La Quinta Holdings, Inc.*	39,937	589,869
Lindblad Expeditions Holdings, Inc.*	6,388	67,074
Marcus Corp. (The)	8,162	246,492
Marriott Vacations Worldwide Corp.	10,161	1,196,458
Monarch Casino & Resort, Inc.*	3,550	107,388
Nathan’s Famous, Inc.*	990	62,370
Noodles & Co. (x)*	3,700	14,430
Papa John’s International, Inc.	13,003	933,095
Penn National Gaming, Inc.*	34,978	748,529
Pinnacle Entertainment, Inc.*	25,768	509,176
Planet Fitness, Inc., Class A	37,872	883,932
Potbelly Corp.*	7,923	91,115
RCI Hospitality Holdings, Inc.	2,822	67,276
Red Lion Hotels Corp.*	4,169	30,642
Red Robin Gourmet Burgers, Inc.*	6,583	429,541
Red Rock Resorts, Inc., Class A	30,572	719,971
Ruby Tuesday, Inc.*	22,439	45,102
Ruth’s Hospitality Group, Inc.	15,468	336,429
Scientific Games Corp., Class A*	25,222	658,294
SeaWorld Entertainment, Inc. (x)	31,428	511,334
Shake Shack, Inc., Class A (x)*	9,217	321,489
Sonic Corp.	20,235	536,025
Speedway Motorsports, Inc.	6,754	123,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Texas Roadhouse, Inc.	30,730	$1,565,693
Wingstop, Inc. (x)	13,355	412,670
Zoe’s Kitchen, Inc. (x)*	9,444	112,478

		28,784,628

Household Durables (1.3%)
AV Homes, Inc.*	4,592	92,070
Bassett Furniture Industries, Inc.	3,357	127,398
Beazer Homes USA, Inc.*	9,392	128,858
Cavco Industries, Inc.*	4,163	539,733
Century Communities, Inc.*	5,015	124,372
CSS Industries, Inc.	3,078	80,520
Ethan Allen Interiors, Inc.	13,439	434,080
Flexsteel Industries, Inc.	2,398	129,756
GoPro, Inc., Class A (x)*	45,997	373,956
Green Brick Partners, Inc.*	7,396	84,684
Helen of Troy Ltd.*	12,232	1,151,030
Hooker Furniture Corp.	3,722	153,160
Hovnanian Enterprises, Inc., Class A*	41,904	117,331
Installed Building Products, Inc.*	9,310	492,965
iRobot Corp. (x)*	12,029	1,012,120
KB Home	38,334	918,866
La-Z-Boy, Inc.	24,333	790,823
LGI Homes, Inc. (x)*	7,505	301,551
Libbey, Inc.	10,476	84,437
Lifetime Brands, Inc.	3,847	69,823
M/I Homes, Inc.*	10,440	298,062
MDC Holdings, Inc.	18,755	662,614
Meritage Homes Corp.*	18,439	778,126
NACCO Industries, Inc., Class A	1,149	81,407
New Home Co., Inc. (The)*	3,541	40,615
PICO Holdings, Inc.*	8,124	142,170
Taylor Morrison Home Corp., Class A*	27,489	660,011
TopBuild Corp.*	16,925	898,210
TRI Pointe Group, Inc.*	72,338	954,138
UCP, Inc., Class A*	2,453	26,860
Universal Electronics, Inc.*	7,240	483,994
William Lyon Homes, Class A (x)*	8,126	196,162
ZAGG, Inc.*	8,920	77,158

		12,507,060

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	14,037	136,861
Duluth Holdings, Inc., Class B (x)*	5,744	104,598
Etsy, Inc.*	51,094	766,410
FTD Cos., Inc.*	7,410	148,200
Gaia, Inc.*	2,502	28,022
Groupon, Inc. (x)*	151,903	583,308
HSN, Inc.	14,558	464,400
Lands’ End, Inc. (x)*	7,070	105,343
Liberty TripAdvisor Holdings, Inc., Class A*	34,263	397,451
Nutrisystem, Inc.	14,319	745,304
Overstock.com, Inc. (x)*	5,318	86,683
PetMed Express, Inc.	9,029	366,577
Shutterfly, Inc.*	16,374	777,766

		4,710,923

Leisure Products (0.3%)
Acushnet Holdings Corp.	7,365	$146,122
American Outdoor Brands Corp. (x)*	26,515	587,573
Black Diamond, Inc.*	6,257	41,609
Callaway Golf Co.	45,646	583,356
Escalade, Inc.	3,412	44,697
Johnson Outdoors, Inc., Class A	1,620	78,100
Malibu Boats, Inc., Class A*	5,798	149,994
Marine Products Corp.	6,663	104,009
MCBC Holdings, Inc.*	5,849	114,348
Nautilus, Inc.*	14,647	280,490
Sturm Ruger & Co., Inc. (x)	8,189	508,946
Vista Outdoor, Inc.*	25,678	578,012

		3,217,256

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A (x)	24,450	556,238
Beasley Broadcast Group, Inc., Class A	1,534	15,033
Central European Media Enterprises Ltd., Class A (x)*	26,936	107,744
Clear Channel Outdoor Holdings, Inc., Class A	11,796	57,211
Daily Journal Corp. (x)*	331	68,279
Emerald Expositions Events, Inc.	5,254	115,063
Entercom Communications Corp., Class A (x)	9,900	102,465
Entravision Communications Corp., Class A	23,378	154,295
Eros International plc (x)*	13,841	158,479
EW Scripps Co. (The), Class A*	27,809	495,278
Gannett Co., Inc.	53,813	469,249
Global Eagle Entertainment, Inc. (x)*	23,013	81,926
Gray Television, Inc.*	29,036	397,793
Hemisphere Media Group, Inc. (x)*	6,083	72,084
IMAX Corp.*	27,225	598,950
Liberty Media Corp-Liberty Braves, Class A*	4,811	114,935
Liberty Media Corp-Liberty Braves, Class C*	14,840	355,715
Loral Space & Communications, Inc.*	5,724	237,832
MDC Partners, Inc., Class A (x)	25,079	248,282
Meredith Corp. (x)	17,569	1,044,477
MSG Networks, Inc., Class A*	27,438	615,983
National CineMedia, Inc.	29,735	220,634
New Media Investment Group, Inc.	23,070	310,984
New York Times Co. (The), Class A	58,792	1,040,618
Nexstar Media Group, Inc., Class A	20,227	1,209,574
Reading International, Inc., Class A*	5,974	96,361
Saga Communications, Inc., Class A	1,189	54,397
Salem Media Group, Inc.	3,362	23,870
Scholastic Corp.	14,044	612,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sinclair Broadcast Group, Inc., Class A (x)	32,744	$1,077,277
Time, Inc.	50,540	725,249
Townsquare Media, Inc., Class A*	2,850	29,184
tronc, Inc.*	6,677	86,067
World Wrestling Entertainment, Inc., Class A (x)	16,214	330,279

		11,883,983

Multiline Retail (0.3%)
Big Lots, Inc. (x)	21,075	1,017,922
Dillard’s, Inc., Class A (x)	6,813	393,042
Fred’s, Inc., Class A (x)	16,461	151,935
JC Penney Co, Inc. (x)*	139,289	647,694
Ollie’s Bargain Outlet Holdings, Inc.*	21,331	908,701
Sears Holdings Corp. (x)*	8,488	75,204

		3,194,498

Specialty Retail (1.9%)
Aaron’s, Inc.	29,019	1,128,839
Abercrombie & Fitch Co., Class A	31,903	396,873
American Eagle Outfitters, Inc.	74,587	898,773
America’s Car-Mart, Inc. (x)*	2,233	86,864
Asbury Automotive Group, Inc.*	8,715	492,833
Ascena Retail Group, Inc. (x)*	80,119	172,256
At Home Group, Inc.*	1,649	38,405
Barnes & Noble Education, Inc.*	13,427	142,729
Barnes & Noble, Inc.	26,935	204,706
Big 5 Sporting Goods Corp. (x)	6,670	87,044
Boot Barn Holdings, Inc. (x)*	4,338	30,713
Buckle, Inc. (The) (x)	13,413	238,751
Build-A-Bear Workshop, Inc.*	4,571	47,767
Caleres, Inc.	21,227	589,686
Camping World Holdings, Inc., Class A	3,974	122,598
Carvana Co. (x)*	4,887	100,037
Cato Corp. (The), Class A	12,871	226,401
Chico’s FAS, Inc.	63,126	594,647
Children’s Place, Inc. (The)	7,955	812,206
Citi Trends, Inc.	4,450	94,429
Conn’s, Inc. (x)*	10,210	195,011
Container Store Group, Inc. (The)*	5,905	34,958
DSW, Inc., Class A	30,114	533,018
Express, Inc.*	36,271	244,829
Finish Line, Inc. (The), Class A	19,227	272,447
Five Below, Inc.*	25,360	1,252,022
Francesca’s Holdings Corp.*	19,469	212,991
Genesco, Inc.*	9,409	318,965
GNC Holdings, Inc., Class A (x)	32,369	272,871
Group 1 Automotive, Inc.	9,942	629,527
Guess?, Inc.	28,153	359,795
Haverty Furniture Cos., Inc.	6,067	152,282
Hibbett Sports, Inc.*	6,890	142,968
J. Jill, Inc.*	3,687	45,313
Kirkland’s, Inc.*	4,557	46,846
Lithia Motors, Inc., Class A	10,575	996,482
Lumber Liquidators Holdings, Inc. (x)*	12,078	302,675
MarineMax, Inc.*	8,328	162,812
Monro Muffler Brake, Inc. (x)	15,073	629,298
Office Depot, Inc.	237,379	1,338,817

Party City Holdco, Inc. (x)*	14,569	$228,005
Pier 1 Imports, Inc.	37,693	195,627
Rent-A-Center, Inc. (x)	22,917	268,587
RH (x)*	15,599	1,006,447
Select Comfort Corp.*	19,688	698,727
Shoe Carnival, Inc.	5,664	118,264
Sonic Automotive, Inc., Class A	12,628	245,615
Sportsman’s Warehouse Holdings, Inc. (x)*	11,669	63,013
Tailored Brands, Inc. (x)	23,354	260,631
Tile Shop Holdings, Inc.	15,329	316,544
Tilly’s, Inc., Class A	4,177	42,397
Vitamin Shoppe, Inc.*	11,206	130,550
West Marine, Inc.	5,865	75,365
Winmark Corp.	786	101,355
Zumiez, Inc.*	5,961	73,618

		18,475,229

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	13,595	789,326
Crocs, Inc.*	36,418	280,783
Culp, Inc.	3,674	119,405
Deckers Outdoor Corp.*	15,160	1,034,822
Delta Apparel, Inc.*	2,321	51,480
Fossil Group, Inc. (x)*	19,082	197,499
G-III Apparel Group Ltd.*	20,090	501,246
Iconix Brand Group, Inc.*	14,979	103,505
Movado Group, Inc.	7,151	180,563
Oxford Industries, Inc.	7,592	474,424
Perry Ellis International, Inc.*	4,401	85,643
Sequential Brands Group, Inc. (x)*	14,363	57,308
Steven Madden Ltd.*	26,379	1,053,841
Superior Uniform Group, Inc.	2,487	55,584
Unifi, Inc.*	4,906	151,105
Vera Bradley, Inc.*	6,780	66,308
Wolverine World Wide, Inc.	44,066	1,234,288

		6,437,130

Total Consumer Discretionary		108,697,032

Consumer Staples (2.4%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	4,296	567,716
Castle Brands, Inc. (x)*	27,554	47,393
Coca-Cola Bottling Co. Consolidated	2,202	503,972
Craft Brew Alliance, Inc.*	3,770	63,525
MGP Ingredients, Inc. (x)	5,844	299,037
National Beverage Corp.	4,989	466,771
Primo Water Corp.*	8,092	102,768

		2,051,182

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	13,134	448,526
Chefs’ Warehouse, Inc. (The)*	5,882	76,466
Ingles Markets, Inc., Class A	6,714	223,576
Natural Grocers by Vitamin Cottage, Inc. (x)*	3,202	26,481
Performance Food Group Co.*	31,773	870,581
PriceSmart, Inc.	9,627	843,325
Smart & Final Stores, Inc. (x)*	12,564	114,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

SpartanNash Co.	17,293	$448,926
SUPERVALU, Inc.*	125,559	413,089
United Natural Foods, Inc.*	23,146	849,458
Village Super Market, Inc., Class A	2,626	68,066
Weis Markets, Inc.	5,271	256,803

		4,639,629

Food Products (1.1%)
Alico, Inc.	1,362	42,631
Amplify Snack Brands, Inc. (x)*	15,024	144,831
B&G Foods, Inc. (x)	30,058	1,070,065
Calavo Growers, Inc.	7,528	519,808
Cal-Maine Foods, Inc. (x)*	14,452	572,299
Darling Ingredients, Inc.*	74,582	1,173,921
Dean Foods Co.	42,913	729,521
Farmer Brothers Co.*	3,770	114,043
Fresh Del Monte Produce, Inc.	15,254	776,581
Freshpet, Inc. (x)*	7,330	121,678
Hostess Brands, Inc.*	35,842	577,056
J&J Snack Foods Corp.	7,271	960,281
John B Sanfilippo & Son, Inc.	3,637	229,531
Lancaster Colony Corp.	8,636	1,058,946
Landec Corp.*	8,195	121,696
Lifeway Foods, Inc.*	1,440	13,450
Limoneira Co.	3,973	93,882
Omega Protein Corp.	8,826	157,985
Sanderson Farms, Inc. (x)	9,214	1,065,599
Seneca Foods Corp., Class A*	2,264	70,297
Snyder’s-Lance, Inc.	37,497	1,298,147
Tootsie Roll Industries, Inc. (x)	9,217	321,212

		11,233,460

Household Products (0.3%)
Central Garden & Pet Co.*	3,071	97,627
Central Garden & Pet Co., Class A*	17,153	514,933
HRG Group, Inc.*	54,445	964,222
Oil-Dri Corp. of America	2,026	85,112
Orchids Paper Products Co. (x)	3,635	47,073
WD-40 Co.	6,444	711,095

		2,420,062

Personal Products (0.1%)
elf Beauty, Inc. (x)*	6,643	180,756
Inter Parfums, Inc.	7,197	263,770
Medifast, Inc.	4,688	194,411
Natural Health Trends Corp. (x)	2,350	65,448
Nature’s Sunshine Products, Inc.	3,975	52,669
Nutraceutical International Corp.	2,536	105,624
Revlon, Inc., Class A*	6,868	162,772
USANA Health Sciences, Inc.*	5,752	368,703

		1,394,153

Tobacco (0.2%)
Turning Point Brands, Inc.*	1,883	28,885
Universal Corp.	11,644	753,367
Vector Group Ltd.	42,996	916,675

		1,698,927

Total Consumer Staples		23,437,413

Energy (3.3%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	32,251	$367,661
Atwood Oceanics, Inc. (x)*	32,399	264,052
Basic Energy Services, Inc. (x)*	8,953	222,930
Bristow Group, Inc. (x)	17,545	134,219
C&J Energy Services, Inc.*	20,745	710,931
CARBO Ceramics, Inc. (x)*	10,960	75,076
Diamond Offshore Drilling, Inc. (x)*	28,964	313,680
Dril-Quip, Inc.*	16,925	825,941
Ensco plc, Class A	136,691	705,326
Era Group, Inc.*	6,399	60,535
Exterran Corp.*	14,229	379,914
Fairmount Santrol Holdings, Inc. (x)*	80,187	312,729
Forum Energy Technologies, Inc. (x)*	33,146	517,078
Frank’s International NV (x)	25,312	209,836
Geospace Technologies Corp.*	4,683	64,766
Gulf Island Fabrication, Inc. (x)	4,129	47,896
Helix Energy Solutions Group, Inc.*	60,783	342,816
Independence Contract Drilling, Inc.*	9,614	37,398
Keane Group, Inc. (x)*	14,855	237,680
Key Energy Services, Inc. (x)*	4,516	86,888
Mammoth Energy Services, Inc.*	3,197	59,464
Matrix Service Co.*	14,183	132,611
McDermott International, Inc.*	122,514	878,426
Natural Gas Services Group, Inc.*	4,398	109,290
NCS Multistage Holdings, Inc. (x)*	5,524	139,094
Newpark Resources, Inc.*	35,698	262,380
Noble Corp. plc (x)	109,573	396,654
Oil States International, Inc.*	23,855	647,663
Parker Drilling Co.*	39,921	53,893
PHI, Inc. (Non-Voting)*	6,865	67,002
Pioneer Energy Services Corp.*	35,373	72,515
ProPetro Holding Corp.*	13,883	193,807
RigNet, Inc.*	5,096	81,791
Rowan Cos. plc, Class A*	52,300	535,552
SEACOR Holdings, Inc.*	7,736	265,345
SEACOR Marine Holdings, Inc.*	7,776	158,319
Seadrill Ltd. (x)*	1,306	471
Select Energy Services, Inc., Class A*	4,172	50,690
Smart Sand, Inc.*	6,912	61,586
Solaris Oilfield Infrastructure, Inc., Class A (x)*	6,838	78,842
Superior Energy Services, Inc.*	68,182	711,138
Tesco Corp.*	17,953	79,891
TETRA Technologies, Inc.*	44,763	124,889
Unit Corp.*	23,911	447,853
US Silica Holdings, Inc.	35,803	1,270,649
Willbros Group, Inc.*	13,744	33,948

		12,831,115

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	66,988	108,521
Adams Resources & Energy, Inc.	640	26,291
Alon USA Energy, Inc.	15,190	202,331
Approach Resources, Inc. (x)*	13,662	46,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares		Value (Note 1)

Arch Coal, Inc., Class A (x)	9,829		$671,321
Ardmore Shipping Corp.	10,519		85,730
Bill Barrett Corp.*	24,574		75,442
Bonanza Creek Energy, Inc.*	9,107		288,783
California Resources Corp. (x)*	18,018		154,054
Callon Petroleum Co. (x)*	89,179		946,188
Carrizo Oil & Gas, Inc.*	28,268		492,429
Clean Energy Fuels Corp. (x)*	69,751		177,168
Cloud Peak Energy, Inc.*	23,850		84,191
Cobalt International Energy, Inc.*	—	@	1
Contango Oil & Gas Co.*	10,624		70,543
CVR Energy, Inc. (x)	8,906		193,795
Delek US Holdings, Inc.	28,438		751,901
Denbury Resources, Inc. (x)*	165,492		253,203
DHT Holdings, Inc.	41,399		171,806
Dorian LPG Ltd.*	9,720		79,510
Earthstone Energy, Inc. (x)*	3,113		31,161
Eclipse Resources Corp.*	46,048		131,697
Energy XXI Gulf Coast, Inc. (x)*	13,335		247,631
EP Energy Corp., Class A (x)*	24,942		91,288
Evolution Petroleum Corp. (x)	8,139		65,926
EXCO Resources, Inc. (x)*	1		3
Frontline Ltd. (x)	33,662		192,883
GasLog Ltd. (x)	18,974		289,354
Gastar Exploration, Inc. (x)*	57,967		53,677
Gener8 Maritime, Inc.*	20,155		114,682
Golar LNG Ltd. (x)	42,533		946,358
Green Plains, Inc.	18,817		386,689
Halcon Resources Corp. (x)*	38,697		175,684
Hallador Energy Co.	4,723		36,698
International Seaways, Inc.*	13,024		282,230
Isramco, Inc. (x)*	329		37,638
Jagged Peak Energy, Inc. (x)*	15,985		213,400
Jones Energy, Inc., Class A (x)*	20,169		32,270
Lilis Energy, Inc. (x)*	13,385		65,587
Matador Resources Co. (x)*	39,185		837,383
Midstates Petroleum Co., Inc.*	3,689		46,740
Navios Maritime Acquisition Corp.	29,856		43,888
Nordic American Tankers Ltd. (x)	45,221		286,701
Oasis Petroleum, Inc.*	107,715		867,105
Overseas Shipholding Group, Inc., Class A*	16,675		44,356
Pacific Ethanol, Inc.*	13,202		82,513
Panhandle Oil and Gas, Inc., Class A	6,878		158,882
Par Pacific Holdings, Inc. (x)*	13,012		234,736
PDC Energy, Inc.*	29,578		1,275,107
Peabody Energy Corp.*	21,923		536,017
Penn Virginia Corp. (x)*	5,186		190,586
Renewable Energy Group, Inc.*	17,074		221,108
Resolute Energy Corp. (x)*	9,780		291,151
REX American Resources Corp.*	3,152		304,357
Ring Energy, Inc.*	18,842		244,946
Sanchez Energy Corp. (x)*	27,417		196,854
SandRidge Energy, Inc. (x)*	10,948		188,415
Scorpio Tankers, Inc.	80,064		317,854
SemGroup Corp., Class A	30,348		819,396
Ship Finance International Ltd. (x)	31,690		430,984
SilverBow Resources, Inc.*	2,256		59,017
SRC Energy, Inc. (x)*	89,313		601,076
Stone Energy Corp. (x)*	9,058		166,486
Teekay Corp.	26,073		173,907

Teekay Tankers Ltd., Class A	51,275		$96,397
Tellurian, Inc.*	24,920		249,948
Ultra Petroleum Corp. (x)*	87,329		947,519
Uranium Energy Corp. (x)*	42,955		68,298
W&T Offshore, Inc. (x)*	38,862		76,170
Westmoreland Coal Co.*	7,624		37,129
WildHorse Resource Development Corp. (x)*	12,565		155,429

			18,524,560

Total Energy			31,355,675

Financials (16.3%)
Banks (9.2%)
1st Source Corp.	7,276		348,811
Access National Corp.	6,046		160,340
ACNB Corp.	1,848		56,364
Allegiance Bancshares, Inc.*	4,590		175,797
American National Bankshares, Inc.	3,204		118,388
Ameris Bancorp	16,604		800,313
Ames National Corp.	3,048		93,269
Arrow Financial Corp.	4,490		142,109
Atlantic Capital Bancshares, Inc.*	8,365		158,935
Banc of California, Inc. (x)	20,648		443,932
BancFirst Corp.	3,367		325,252
Banco Latinoamericano de Comercio Exterior SA, Class E	16,220		444,104
Bancorp, Inc. (The)*	20,986		159,074
BancorpSouth, Inc.	39,117		1,193,069
Bank of Commerce Holdings (x)	4,732		52,289
Bank of Marin Bancorp	2,457		151,228
Bank of NT Butterfield & Son Ltd. (The)	23,968		817,309
Bankwell Financial Group, Inc.	1,855		57,932
Banner Corp.	14,544		821,881
Bar Harbor Bankshares	5,513		169,911
BCB Bancorp, Inc.	3,065		46,895
Berkshire Hills Bancorp, Inc.	17,382		610,977
Blue Hills Bancorp, Inc.	10,565		189,114
Boston Private Financial Holdings, Inc.	40,368		619,649
Bridge Bancorp, Inc.	7,826		260,606
Brookline Bancorp, Inc.	36,843		537,908
Bryn Mawr Bank Corp.	7,064		300,220
BSB Bancorp, Inc.*	3,660		107,055
C&F Financial Corp.	1,006		47,181
Cadence BanCorp*	3,630		79,424
Camden National Corp.	7,092		304,318
Capital Bank Financial Corp., Class A	13,577		517,284
Capital City Bank Group, Inc.	4,338		88,582
Capstar Financial Holdings, Inc.*	2,694		47,792
Carolina Financial Corp.	5,780		186,810
Cathay General Bancorp	34,756		1,318,990
CenterState Banks, Inc.	23,685		588,809
Central Pacific Financial Corp.	12,680		399,040
Central Valley Community Bancorp	2,983		66,103
Century Bancorp, Inc., Class A	1,295		82,362
Chemical Financial Corp.	31,756		1,537,307
Chemung Financial Corp.	937		38,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Citizens & Northern Corp.	4,667	$108,554
City Holding Co.	6,810	448,575
Civista Bancshares, Inc.	3,061	63,914
CNB Financial Corp.	5,900	141,423
CoBiz Financial, Inc.	17,098	297,505
Codorus Valley Bancorp, Inc. (x)	2,519	71,540
Columbia Banking System, Inc.	26,563	1,058,536
Commerce Union Bancshares, Inc. (x)	2,121	50,628
Community Bank System, Inc.	22,357	1,246,850
Community Bankers Trust Corp. (x)*	6,559	54,112
Community Financial Corp. (The) (x)	1,211	46,624
Community Trust Bancorp, Inc.	7,261	317,669
ConnectOne Bancorp, Inc.	13,889	313,197
County Bancorp, Inc.	1,388	33,312
CU Bancorp*	7,510	271,487
Customers Bancorp, Inc.*	13,087	370,100
CVB Financial Corp.	46,456	1,042,008
DNB Financial Corp. (x)	931	31,933
Eagle Bancorp, Inc.*	14,050	889,365
Enterprise Bancorp, Inc.	3,185	113,195
Enterprise Financial Services Corp.	9,964	406,531
Equity Bancshares, Inc., Class A (x)*	3,888	119,128
Evans Bancorp, Inc. (x)	1,433	57,248
Farmers & Merchants Bancorp, Inc.	1,274	78,988
Farmers Capital Bank Corp.	3,080	118,734
Farmers National Banc Corp.	8,681	125,875
FB Financial Corp. (x)*	3,403	123,155
FCB Financial Holdings, Inc., Class A*	15,299	730,527
Fidelity Southern Corp.	9,809	224,234
Financial Institutions, Inc.	6,272	186,906
First Bancorp (Nasdaq Stock Exchange)	10,389	324,760
First Bancorp (Quotrix Stock Exchange)*	68,007	393,761
First Bancorp, Inc.	4,983	134,840
First Bancshares, Inc. (The) (x)	2,618	72,257
First Busey Corp.	13,580	398,166
First Business Financial Services, Inc.	3,354	77,410
First Citizens BancShares, Inc., Class A	3,470	1,293,269
First Commonwealth Financial Corp.	42,631	540,561
First Community Bancshares, Inc.	6,157	168,394
First Community Financial Partners, Inc.*	4,007	51,690
First Connecticut Bancorp, Inc.	5,428	139,228
First Financial Bancorp	29,811	825,765
First Financial Bankshares, Inc. (x)	29,993	1,325,691
First Financial Corp.	4,484	212,093
First Financial Northwest, Inc.	2,694	43,454
First Foundation, Inc.*	11,592	190,457
First Guaranty Bancshares, Inc. (x)	1,165	31,735
First Internet Bancorp	1,673	46,928
First Interstate BancSystem, Inc., Class A	12,097	450,008

First Merchants Corp.	18,693	$750,337
First Mid-Illinois Bancshares, Inc.	3,503	119,943
First Midwest Bancorp, Inc.	45,633	1,063,705
First Northwest Bancorp*	3,516	55,447
First of Long Island Corp. (The)	8,961	256,285
Flushing Financial Corp.	12,977	365,822
FNB Bancorp (x)	1,598	43,881
Franklin Financial Network, Inc.*	5,195	214,294
Fulton Financial Corp.	80,347	1,526,592
German American Bancorp, Inc.	10,131	345,366
Glacier Bancorp, Inc.	36,292	1,328,650
Great Southern Bancorp, Inc.	4,693	251,076
Great Western Bancorp, Inc.	26,801	1,093,749
Green Bancorp, Inc.*	8,970	174,018
Guaranty Bancorp	9,478	257,802
Guaranty Bancshares, Inc. (x)	1,128	36,040
Hancock Holding Co.	37,203	1,822,946
Hanmi Financial Corp.	15,535	441,971
HarborOne Bancorp, Inc.*	6,305	125,848
Heartland Financial USA, Inc.	10,429	491,206
Heritage Commerce Corp.	14,437	198,942
Heritage Financial Corp.	14,168	375,452
Hilltop Holdings, Inc.	34,860	913,681
Home BancShares, Inc.	56,417	1,404,783
HomeTrust Bancshares, Inc.*	6,969	170,044
Hope Bancorp, Inc.	61,352	1,144,215
Horizon Bancorp	8,732	230,088
Howard Bancorp, Inc. (x)*	2,716	52,283
IBERIABANK Corp.	22,716	1,851,353
Independent Bank Corp. (Berlin Stock Exchange)	7,960	173,130
Independent Bank Corp. (Nasdaq Stock Exchange)	12,056	803,532
Independent Bank Group, Inc.	7,446	443,037
International Bancshares Corp.	24,817	869,836
Investar Holding Corp. (x)	2,574	58,945
Investors Bancorp, Inc.	116,302	1,553,794
Lakeland Bancorp, Inc.	19,393	365,558
Lakeland Financial Corp.	11,164	512,204
LCNB Corp.	2,553	51,060
LegacyTexas Financial Group, Inc.	20,929	798,023
Live Oak Bancshares, Inc. (x)	8,310	201,102
Macatawa Bank Corp.	9,422	89,886
MainSource Financial Group, Inc.	10,767	360,802
MB Financial, Inc.	36,532	1,608,868
MBT Financial Corp.	5,663	54,931
Mercantile Bank Corp.	6,786	213,623
Middlefield Banc Corp.	816	41,126
Midland States Bancorp, Inc.	7,076	237,188
MidSouth Bancorp, Inc. (x)	2,792	32,806
MidWestOne Financial Group, Inc.	4,047	137,153
MutualFirst Financial, Inc.	1,583	56,513
National Bank Holdings Corp., Class A	11,859	392,651
National Bankshares, Inc. (x)	2,574	105,019
National Commerce Corp.*	3,947	156,104
NBT Bancorp, Inc.	19,340	714,613
Nicolet Bankshares, Inc.*	3,449	188,695
Northrim BanCorp, Inc.	2,095	63,688
Norwood Financial Corp. (x)	1,193	50,404
OFG Bancorp	20,433	204,330
Ohio Valley Banc Corp. (x)	1,243	44,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Old Line Bancshares, Inc.	2,894	$81,553
Old National Bancorp	58,512	1,009,332
Old Point Financial Corp. (x)	1,081	35,543
Old Second Bancorp, Inc.	10,079	116,412
Opus Bank	8,385	202,917
Orrstown Financial Services, Inc.	2,123	48,511
Pacific Continental Corp.	8,924	228,008
Pacific Mercantile Bancorp*	4,665	41,052
Pacific Premier Bancorp, Inc.*	17,585	648,887
Paragon Commercial Corp. (x)*	1,423	74,665
Park National Corp.	6,454	669,409
Park Sterling Corp.	20,536	243,968
Parke Bancorp, Inc.	1,745	39,088
Peapack Gladstone Financial Corp.	7,246	226,727
Penns Woods Bancorp, Inc.	1,629	67,082
Peoples Bancorp of North Carolina, Inc. (x)	1,293	40,859
Peoples Bancorp, Inc.	6,779	217,809
Peoples Financial Services Corp.	2,492	108,975
People’s Utah Bancorp	5,091	136,439
Preferred Bank	5,028	268,847
Premier Financial Bancorp, Inc.	2,844	58,615
QCR Holdings, Inc.	5,002	237,095
Renasant Corp.	20,327	889,103
Republic Bancorp, Inc., Class A	4,395	156,902
Republic First Bancorp, Inc. (x)*	16,454	152,200
S&T Bancorp, Inc.	15,830	567,664
Sandy Spring Bancorp, Inc.	10,900	443,194
Seacoast Banking Corp. of Florida*	17,896	431,294
ServisFirst Bancshares, Inc.	21,220	782,806
Shore Bancshares, Inc.	3,887	63,941
Sierra Bancorp	4,226	103,748
Simmons First National Corp., Class A	14,015	741,394
SmartFinancial, Inc. (x)*	2,203	52,608
South State Corp.	12,906	1,106,044
Southern First Bancshares, Inc.*	1,836	68,024
Southern National Bancorp of Virginia, Inc.	3,379	59,470
Southside Bancshares, Inc.	11,966	418,087
Southwest Bancorp, Inc.	8,173	208,820
State Bank Financial Corp.	16,670	452,090
Sterling Bancorp	60,292	1,401,789
Stock Yards Bancorp, Inc.	10,481	407,711
Stonegate Bank	5,480	253,066
Summit Financial Group, Inc.	3,727	81,994
Sun Bancorp, Inc.	4,093	100,892
Sunshine Bancorp, Inc. (x)*	2,356	50,206
Texas Capital Bancshares, Inc.*	22,661	1,753,960
Tompkins Financial Corp.	6,980	549,466
Towne Bank	25,276	778,501
TriCo Bancshares	10,759	378,179
TriState Capital Holdings, Inc.*	9,722	244,994
Triumph Bancorp, Inc.*	6,529	160,287
Trustmark Corp.	30,864	992,586
Two River Bancorp (x)	2,192	40,749
UMB Financial Corp.	20,593	1,541,591
Umpqua Holdings Corp.	102,924	1,889,684
Union Bankshares Corp.	21,311	722,443
Union Bankshares, Inc. (x)	1,172	55,670
United Bankshares, Inc. (x)	44,983	1,763,333
United Community Banks, Inc.	33,246	924,239

United Security Bancshares (x)	3,923	$36,288
Unity Bancorp, Inc. (x)	2,284	39,285
Univest Corp. of Pennsylvania	11,523	345,114
Valley National Bancorp	115,322	1,361,953
Veritex Holdings, Inc.*	5,256	138,390
Washington Trust Bancorp, Inc.	7,734	398,688
WashingtonFirst Bankshares, Inc.	3,901	134,702
WesBanco, Inc.	18,478	730,620
West Bancorp, Inc.	5,933	140,315
Westamerica Bancorp	12,190	683,128
Wintrust Financial Corp.	25,067	1,916,120
Xenith Bankshares, Inc.*	3,214	99,827

		89,831,560

Capital Markets (1.2%)
Actua Corp.*	11,405	160,240
Arlington Asset Investment Corp., Class A (x)	10,020	136,973
Artisan Partners Asset Management, Inc., Class A	20,175	619,373
Associated Capital Group, Inc., Class A	2,709	92,106
B. Riley Financial, Inc.	5,981	110,948
Cohen & Steers, Inc.	10,792	437,508
Cowen, Inc. (x)*	15,641	254,166
Diamond Hill Investment Group, Inc.	1,419	282,949
Donnelley Financial Solutions, Inc.*	12,032	276,255
Evercore Partners, Inc., Class A	18,628	1,313,273
Fifth Street Asset Management, Inc.	2,770	13,435
Financial Engines, Inc. (x)	25,577	936,117
GAIN Capital Holdings, Inc.	16,327	101,717
GAMCO Investors, Inc., Class A	2,931	86,758
Greenhill & Co., Inc.	14,674	294,947
Hamilton Lane, Inc., Class A	6,345	139,527
Houlihan Lokey, Inc.	9,515	332,074
INTL. FCStone, Inc.*	6,578	248,385
Investment Technology Group, Inc.	17,100	363,204
KCG Holdings, Inc., Class A*	21,115	421,033
Ladenburg Thalmann Financial Services, Inc.*	43,882	107,072
Medley Management, Inc., Class A	2,755	17,908
Moelis & Co., Class A	11,034	428,671
OM Asset Management plc	24,642	366,180
Oppenheimer Holdings, Inc., Class A	4,454	73,046
Piper Jaffray Cos.	7,208	432,120
PJT Partners, Inc., Class A	7,534	303,017
Pzena Investment Management, Inc., Class A	8,766	89,063
Safeguard Scientifics, Inc.*	7,890	93,891
Silvercrest Asset Management Group, Inc., Class A	2,079	27,963
Stifel Financial Corp.*	30,222	1,389,607
Virtu Financial, Inc., Class A (x)	13,837	244,223
Virtus Investment Partners, Inc.	2,793	309,883
Waddell & Reed Financial, Inc., Class A (x)	36,728	693,425
Westwood Holdings Group, Inc.	3,202	181,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Wins Finance Holdings, Inc. (x)*†	300	$56,700
WisdomTree Investments, Inc. (x)	55,297	562,370

		11,997,648

Consumer Finance (0.6%)
Elevate Credit, Inc.*	6,453	51,108
Encore Capital Group, Inc. (x)*	10,224	410,494
Enova International, Inc.*	13,394	198,901
EZCORP, Inc., Class A*	21,728	167,306
FirstCash, Inc.	22,093	1,288,021
Green Dot Corp., Class A*	19,647	756,999
LendingClub Corp.*	146,024	804,592
Nelnet, Inc., Class A	10,202	479,596
PRA Group, Inc.*	21,995	833,611
Regional Management Corp.*	4,607	108,863
World Acceptance Corp. (x)*	3,332	249,600

		5,349,091

Diversified Financial Services (0.1%)
FNFV Group*	31,984	505,346
Marlin Business Services Corp.	3,040	76,456
NewStar Financial, Inc.	13,709	143,945
On Deck Capital, Inc. (x)*	26,401	123,029
Tiptree, Inc.	8,038	56,668

		905,444

Insurance (2.3%)
Ambac Financial Group, Inc.*	22,175	384,736
American Equity Investment Life Holding Co.	39,936	1,049,518
AMERISAFE, Inc.	9,165	521,947
AmTrust Financial Services, Inc.	38,369	580,907
Argo Group International Holdings Ltd.	13,438	814,343
Atlas Financial Holdings, Inc.*	3,395	50,586
Baldwin & Lyons, Inc., Class B	3,826	93,737
Blue Capital Reinsurance Holdings Ltd.	1,799	32,922
Citizens, Inc. (x)*	18,693	137,954
CNO Financial Group, Inc.	79,386	1,657,579
Crawford & Co., Class B	7,489	69,648
Donegal Group, Inc., Class A	3,819	60,722
eHealth, Inc.*	8,702	163,598
EMC Insurance Group, Inc.	4,276	118,787
Employers Holdings, Inc.	14,812	626,548
Enstar Group Ltd.*	5,193	1,031,589
FBL Financial Group, Inc., Class A	4,815	296,123
Federated National Holding Co.	4,731	75,696
Fidelity & Guaranty Life	6,567	203,905
Genworth Financial, Inc., Class A*	225,891	851,609
Global Indemnity Ltd.*	3,877	150,311
Greenlight Capital Re Ltd., Class A*	14,579	304,701
Hallmark Financial Services, Inc.*	8,141	91,749
HCI Group, Inc. (x)	3,928	184,537
Health Insurance Innovations, Inc., Class A*	6,605	155,218
Heritage Insurance Holdings, Inc.	13,244	172,437
Horace Mann Educators Corp.	18,743	708,485
Independence Holding Co.	2,370	48,467
Infinity Property & Casualty Corp.	4,869	457,686
Investors Title Co.	547	105,812

James River Group Holdings Ltd.	7,819	$310,649
Kemper Corp.	19,153	739,306
Kingstone Cos., Inc. (x)	2,924	44,737
Kinsale Capital Group, Inc.	7,976	297,585
Maiden Holdings Ltd.	29,945	332,390
MBIA, Inc.*	62,887	593,024
National General Holdings Corp.	22,502	474,792
National Western Life Group, Inc., Class A	1,058	338,158
Navigators Group, Inc. (The)	10,417	571,893
NI Holdings, Inc. (x)*	4,530	80,996
OneBeacon Insurance Group Ltd., Class A	9,040	164,799
Primerica, Inc.	20,790	1,574,842
RLI Corp.	17,462	953,774
Safety Insurance Group, Inc.	5,684	388,217
Selective Insurance Group, Inc.	26,621	1,332,381
State Auto Financial Corp.	6,631	170,616
State National Cos., Inc.	13,012	239,161
Stewart Information Services Corp.	10,473	475,265
Third Point Reinsurance Ltd.*	35,269	490,239
Trupanion, Inc. (x)*	9,394	210,238
United Fire Group, Inc.	8,857	390,239
United Insurance Holdings Corp.	9,322	146,635
Universal Insurance Holdings, Inc. (x)	15,961	402,217
WMIH Corp.*	81,672	102,090

		22,026,100

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	12,515	229,025
Anworth Mortgage Asset Corp. (REIT)	39,925	239,949
Apollo Commercial Real Estate Finance, Inc. (REIT)	42,626	790,712
Ares Commercial Real Estate Corp. (REIT)	12,318	161,243
ARMOUR Residential REIT, Inc. (REIT)	16,657	416,425
Capstead Mortgage Corp. (REIT)	46,606	486,101
Cherry Hill Mortgage Investment Corp. (REIT)	5,060	93,458
CYS Investments, Inc. (REIT)	71,816	603,973
Dynex Capital, Inc. (REIT)	22,447	159,374
Ellington Residential Mortgage REIT (REIT) (x)	3,640	53,362
Great Ajax Corp. (REIT) (x)	7,327	102,431
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	22,116	505,793
Invesco Mortgage Capital, Inc. (REIT)	51,926	867,682
KKR Real Estate Finance Trust, Inc. (REIT) (x)	4,475	96,213
Ladder Capital Corp. (REIT)	32,833	440,291
MTGE Investment Corp. (REIT)	23,299	438,021
New York Mortgage Trust, Inc. (REIT) (x)	53,004	329,685
Orchid Island Capital, Inc. (REIT) (x)	17,794	175,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Owens Realty Mortgage, Inc. (REIT)	3,155	$53,509
PennyMac Mortgage Investment Trust (REIT)‡	33,084	605,106
Redwood Trust, Inc. (REIT)	39,352	670,558
Resource Capital Corp. (REIT) (x)	15,436	156,984
Sutherland Asset Management Corp. (REIT) (x)	6,620	98,307
Western Asset Mortgage Capital Corp. (REIT)	19,183	197,585

		7,971,236

Thrifts & Mortgage Finance (2.1%)
ASB Bancorp, Inc. (x)*	874	38,412
Astoria Financial Corp.	44,563	897,944
Bank Mutual Corp.	16,075	147,086
BankFinancial Corp.	6,325	94,369
Bear State Financial, Inc.	6,076	57,479
Beneficial Bancorp, Inc.	34,900	523,500
BofI Holding, Inc. (x)*	28,137	667,410
Capitol Federal Financial, Inc.	61,505	873,986
Charter Financial Corp.	5,210	93,780
Clifton Bancorp, Inc.	8,137	134,505
Dime Community Bancshares, Inc.	14,570	285,572
Entegra Financial Corp. (x)*	2,345	53,349
ESSA Bancorp, Inc.	2,395	35,254
Essent Group Ltd.*	34,466	1,280,067
Federal Agricultural Mortgage Corp., Class C	3,958	256,083
First Defiance Financial Corp.	3,884	204,609
Flagstar Bancorp, Inc.*	8,867	273,281
Greene County Bancorp, Inc. (x)	722	19,638
Hingham Institution for Savings	629	114,434
Home Bancorp, Inc.	1,950	82,914
HomeStreet, Inc.*	12,531	346,795
Impac Mortgage Holdings, Inc. (x)*	3,954	59,824
Kearny Financial Corp.	40,738	604,959
LendingTree, Inc. (x)*	2,924	503,513
Malvern Bancorp, Inc. (x)*	2,007	48,068
Meridian Bancorp, Inc.	23,973	405,144
Meta Financial Group, Inc.	3,785	336,865
MGIC Investment Corp.*	167,619	1,877,332
Nationstar Mortgage Holdings, Inc. (x)*	14,596	261,122
NMI Holdings, Inc., Class A*	23,729	271,697
Northfield Bancorp, Inc.	21,882	375,276
Northwest Bancshares, Inc.	44,801	699,344
OceanFirst Financial Corp.	14,108	382,609
Ocwen Financial Corp. (x)*	47,211	126,998
Oritani Financial Corp.	20,407	347,939
PCSB Financial Corp.*	7,607	129,775
PennyMac Financial Services, Inc., Class A*‡	5,008	83,634
PHH Corp.*	24,341	335,176
Provident Bancorp, Inc.*	1,281	28,823
Provident Financial Holdings, Inc.	1,986	38,231
Provident Financial Services, Inc.	27,998	710,589
Prudential Bancorp, Inc.	2,487	45,164
Radian Group, Inc.	98,219	1,605,881
Riverview Bancorp, Inc. (x)	6,016	39,946
SI Financial Group, Inc.	3,260	52,486

Southern Missouri Bancorp, Inc.	1,794	$57,874
Territorial Bancorp, Inc.	3,266	101,867
Timberland Bancorp, Inc. (x)	1,931	48,796
TrustCo Bank Corp.	45,030	348,983
United Community Financial Corp.	17,203	142,957
United Financial Bancorp, Inc.	27,101	452,316
Walker & Dunlop, Inc.*	12,741	622,143
Washington Federal, Inc.	40,555	1,346,426
Waterstone Financial, Inc.	10,817	203,900
Western New England Bancorp, Inc.	9,228	93,664
WSFS Financial Corp.	13,151	596,398

		19,866,186

Total Financials		157,947,265

Health Care (13.6%)
Biotechnology (4.8%)
Abeona Therapeutics, Inc. (x)*	7,645	48,928
Acceleron Pharma, Inc.*	13,350	405,707
Achaogen, Inc. (x)*	12,977	281,990
Achillion Pharmaceuticals, Inc.*	57,645	264,591
Acorda Therapeutics, Inc.*	20,057	395,123
Adamas Pharmaceuticals, Inc. (x)*	6,436	112,566
Aduro Biotech, Inc. (x)*	17,931	204,413
Advaxis, Inc. (x)*	15,541	100,861
Agenus, Inc.*	35,791	139,943
Aimmune Therapeutics, Inc. (x)*	15,142	311,320
Akebia Therapeutics, Inc.*	16,643	239,160
Alder Biopharmaceuticals, Inc.*	21,498	246,152
AMAG Pharmaceuticals, Inc.*	16,208	298,227
Amicus Therapeutics, Inc. (x)*	63,720	641,660
AnaptysBio, Inc.*	2,513	60,136
Anavex Life Sciences Corp. (x)*	11,065	58,866
Ardelyx, Inc.*	10,293	52,494
Arena Pharmaceuticals, Inc.*	13,960	235,505
Array BioPharma, Inc.*	76,975	644,281
Asterias Biotherapeutics, Inc. (x)*	8,275	29,376
Atara Biotherapeutics, Inc. (x)*	9,896	138,544
Athersys, Inc. (x)*	24,577	37,111
Audentes Therapeutics, Inc. (x)*	6,145	117,554
Avexis, Inc. (x)*	10,491	861,941
Axovant Sciences Ltd.*	13,647	316,474
Bellicum Pharmaceuticals, Inc. (x)*	11,997	140,125
BioCryst Pharmaceuticals, Inc. (x)*	37,721	209,729
Biohaven Pharmaceutical Holding Co. Ltd.*	5,829	145,725
BioSpecifics Technologies Corp.*	1,808	89,514
BioTime, Inc. (x)*	24,335	76,655
Bluebird Bio, Inc. (x)*	19,610	2,060,030
Blueprint Medicines Corp.*	17,323	877,756
Calithera Biosciences, Inc. (x)*	14,559	216,201
Cara Therapeutics, Inc. (x)*	12,300	189,297
Cascadian Therapeutics, Inc. (x)*	10,702	39,758
Catalyst Pharmaceuticals, Inc. (x)*	22,649	62,511
Celldex Therapeutics, Inc. (x)*	47,738	117,913
ChemoCentryx, Inc.*	7,250	67,860
Chimerix, Inc.*	21,720	118,374
Clovis Oncology, Inc.*	18,915	1,771,010
Coherus Biosciences, Inc. (x)*	15,663	224,764
Conatus Pharmaceuticals, Inc. (x)*	8,248	47,508
Concert Pharmaceuticals, Inc. (x)*	5,640	78,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Corbus Pharmaceuticals Holdings, Inc. (x)*	14,135	$89,051
Corvus Pharmaceuticals, Inc. (x)*	2,645	32,005
Curis, Inc.*	40,153	75,889
Cytokinetics, Inc.*	16,173	195,693
CytomX Therapeutics, Inc.*	11,342	175,801
Dynavax Technologies Corp. (x)*	21,096	203,576
Eagle Pharmaceuticals, Inc.*	3,855	304,121
Edge Therapeutics, Inc.*	5,267	54,039
Editas Medicine, Inc. (x)*	15,448	259,217
Emergent BioSolutions, Inc.*	14,599	495,052
Enanta Pharmaceuticals, Inc.*	6,889	247,866
Epizyme, Inc.*	17,218	259,992
Esperion Therapeutics, Inc. (x)*	6,782	313,871
Exact Sciences Corp.*	48,949	1,731,326
Fate Therapeutics, Inc. (x)*	11,874	38,472
FibroGen, Inc.*	25,900	836,570
Five Prime Therapeutics, Inc.*	12,242	368,607
Flexion Therapeutics, Inc. (x)*	13,000	262,860
Fortress Biotech, Inc. (x)*	10,668	50,673
Foundation Medicine, Inc. (x)*	6,671	265,172
Genocea Biosciences, Inc. (x)*	8,991	46,933
Genomic Health, Inc.*	9,111	296,563
Geron Corp. (x)*	73,802	204,432
Global Blood Therapeutics, Inc.*	16,826	460,191
Halozyme Therapeutics, Inc. (x)*	49,912	639,872
Heron Therapeutics, Inc. (x)*	18,068	250,242
Idera Pharmaceuticals, Inc. (x)*	30,989	53,301
Ignyta, Inc. (x)*	23,224	240,368
Immune Design Corp.*	4,054	39,527
ImmunoGen, Inc. (x)*	42,791	304,244
Immunomedics, Inc. (x)*	45,758	404,043
Inovio Pharmaceuticals, Inc. (x)*	31,973	250,668
Insmed, Inc.*	29,609	508,090
Insys Therapeutics, Inc. (x)*	17,361	219,617
Intellia Therapeutics, Inc. (x)*	9,436	150,976
Invitae Corp. (x)*	12,423	118,764
Iovance Biotherapeutics, Inc.*	25,316	186,073
Ironwood Pharmaceuticals, Inc. (x)*	59,640	1,126,003
Jounce Therapeutics, Inc.*	5,336	74,864
Karyopharm Therapeutics, Inc.*	15,144	137,053
Keryx Biopharmaceuticals, Inc. (x)*	41,460	299,756
Kindred Biosciences, Inc.*	6,557	56,390
Kite Pharma, Inc. (x)*	21,854	2,265,603
Kura Oncology, Inc.*	4,360	40,548
La Jolla Pharmaceutical Co. (x)*	7,489	222,948
Lexicon Pharmaceuticals, Inc. (x)*	19,265	316,909
Ligand Pharmaceuticals, Inc. (x)*	8,972	1,089,201
Loxo Oncology, Inc.*	8,898	713,531
MacroGenics, Inc.*	14,966	262,055
Madrigal Pharmaceuticals, Inc. (x)*	1,160	18,862
Matinas BioPharma Holdings, Inc. (x)*	16,825	28,434
MediciNova, Inc. (x)*	9,655	50,785
Merrimack Pharmaceuticals, Inc. (x)	60,624	75,174
MiMedx Group, Inc. (x)*	46,670	698,650
Minerva Neurosciences, Inc.*	12,936	114,484
Miragen Therapeutics, Inc. (x)*	3,690	47,712

Momenta Pharmaceuticals, Inc.*	34,124	$576,696
Myriad Genetics, Inc. (x)*	30,607	790,885
NantKwest, Inc. (x)*	16,032	121,683
Natera, Inc.*	13,377	145,274
NewLink Genetics Corp. (x)*	10,597	77,888
Novavax, Inc. (x)*	132,598	152,488
Novelion Therapeutics, Inc.*	4,656	42,975
Nymox Pharmaceutical Corp.*	8,866	39,010
Organovo Holdings, Inc. (x)*	37,950	99,809
Otonomy, Inc.*	10,323	194,589
Ovid therapeutics, Inc.*	1,625	17,046
PDL BioPharma, Inc.*	90,109	222,569
Pieris Pharmaceuticals, Inc. (x)*	10,892	55,114
Portola Pharmaceuticals, Inc.*	22,882	1,285,282
Progenics Pharmaceuticals, Inc. (x)*	33,329	226,304
Protagonist Therapeutics, Inc. (x)*	2,551	28,852
Prothena Corp. plc (x)*	17,179	929,727
PTC Therapeutics, Inc. (x)*	15,610	286,131
Puma Biotechnology, Inc. (x)*	12,508	1,093,199
Ra Pharmaceuticals, Inc.*	5,141	96,342
Radius Health, Inc. (x)*	16,120	729,108
Recro Pharma, Inc. (x)*	4,252	29,892
REGENXBIO, Inc.*	11,386	224,874
Repligen Corp.*	17,393	720,766
Retrophin, Inc.*	16,265	315,378
Rigel Pharmaceuticals, Inc.*	36,072	98,477
Sage Therapeutics, Inc.*	15,459	1,231,155
Sangamo Therapeutics, Inc. (x)*	35,380	311,344
Sarepta Therapeutics, Inc.*	22,029	742,598
Selecta Biosciences, Inc.*	3,714	73,760
Seres Therapeutics, Inc. (x)*	10,186	115,102
Spark Therapeutics, Inc.*	10,392	620,818
Spectrum Pharmaceuticals, Inc.*	33,801	251,817
Stemline Therapeutics, Inc. (x)*	5,559	51,143
Strongbridge Biopharma plc (x)*	6,719	48,041
Syndax Pharmaceuticals, Inc. (x)*	2,788	38,948
Synergy Pharmaceuticals, Inc. (x)*	96,744	430,511
Syros Pharmaceuticals, Inc.*	4,656	74,915
TG Therapeutics, Inc. (x)*	20,614	207,171
Tocagen, Inc. (x)*	2,679	32,228
Trevena, Inc.*	19,753	45,432
Ultragenyx Pharmaceutical, Inc. (x)*	17,871	1,109,968
Vanda Pharmaceuticals, Inc.*	20,574	335,356
VBI Vaccines, Inc. (x)*	6,601	28,714
Veracyte, Inc. (x)*	7,435	61,934
Versartis, Inc.*	14,019	244,632
Voyager Therapeutics, Inc.*	5,134	46,001
vTv Therapeutics, Inc., Class A*	1,704	8,469
XBiotech, Inc. (x)*	10,319	48,499
Xencor, Inc.*	15,800	333,538
ZIOPHARM Oncology, Inc. (x)*	54,669	340,041

		46,481,543

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	11,021	584,333
Accuray, Inc. (x)*	39,265	186,509
Analogic Corp.	5,661	411,272
AngioDynamics, Inc.*	16,329	264,693
Anika Therapeutics, Inc.*	6,939	342,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Antares Pharma, Inc. (x)*	57,892	$186,412
AtriCure, Inc.*	14,947	362,465
Atrion Corp.	641	412,355
AxoGen, Inc.*	9,681	162,157
Cantel Medical Corp.	16,597	1,293,072
Cardiovascular Systems, Inc.*	15,230	490,863
Cerus Corp. (x)*	47,741	119,830
ConforMIS, Inc.*	15,922	68,305
CONMED Corp.	12,888	656,515
Corindus Vascular Robotics, Inc. (x)*	26,561	49,403
CryoLife, Inc.*	14,597	291,210
Cutera, Inc.*	4,010	103,859
Endologix, Inc. (x)*	41,279	200,616
Entellus Medical, Inc. (x)*	3,888	64,385
Exactech, Inc.*	4,534	135,113
FONAR Corp.*	1,921	53,308
GenMark Diagnostics, Inc.*	20,671	244,538
Glaukos Corp.*	12,793	530,526
Globus Medical, Inc., Class A*	32,776	1,086,524
Haemonetics Corp.*	23,902	943,890
Halyard Health, Inc.*	21,978	863,296
ICU Medical, Inc.*	6,952	1,199,220
Inogen, Inc.*	7,662	731,108
Insulet Corp.*	27,725	1,422,570
Integer Holdings Corp.*	13,651	590,406
Integra LifeSciences Holdings Corp.*	27,370	1,491,939
Invacare Corp.	16,331	215,569
iRhythm Technologies, Inc.*	6,231	264,755
K2M Group Holdings, Inc.*	18,127	441,574
Lantheus Holdings, Inc.*	13,092	231,074
LeMaitre Vascular, Inc.	5,636	175,956
LivaNova plc*	21,737	1,330,522
Masimo Corp.*	19,764	1,802,082
Meridian Bioscience, Inc.	20,195	318,071
Merit Medical Systems, Inc.*	21,221	809,581
Natus Medical, Inc.*	15,460	576,658
Neogen Corp.*	16,882	1,166,715
Nevro Corp.*	12,098	900,454
Novocure Ltd. (x)*	25,169	435,424
NuVasive, Inc.*	22,692	1,745,469
NxStage Medical, Inc.*	29,252	733,348
Obalon Therapeutics, Inc. (x)*	2,652	26,281
OraSure Technologies, Inc.*	28,162	486,076
Orthofix International NV*	8,059	374,582
Oxford Immunotec Global plc*	7,281	122,466
Penumbra, Inc.*	12,787	1,122,059
Pulse Biosciences, Inc. (x)*	4,695	162,118
Quidel Corp.*	12,514	339,630
Quotient Ltd.*	8,459	62,258
Rockwell Medical, Inc. (x)*	22,630	179,456
RTI Surgical, Inc.*	17,533	102,568
Sientra, Inc. (x)*	4,441	43,167
Spectranetics Corp. (The)*	21,868	839,731
STAAR Surgical Co.*	14,034	151,567
Surmodics, Inc.*	7,592	213,715
Tactile Systems Technology, Inc. (x)*	5,319	152,017
Utah Medical Products, Inc.	1,282	92,817
Varex Imaging Corp.*	16,840	569,192
ViewRay, Inc. (x)*	9,305	60,203

Viveve Medical, Inc.*	4,776	$34,292
Wright Medical Group NV*	47,922	1,317,376

		33,141,885

Health Care Providers & Services (2.0%)
AAC Holdings, Inc. (x)*	4,794	33,222
Aceto Corp.	15,343	237,049
Addus HomeCare Corp.*	2,248	83,626
Almost Family, Inc.*	5,675	349,864
Amedisys, Inc.*	13,178	827,710
American Renal Associates Holdings, Inc. (x)*	5,160	95,718
AMN Healthcare Services, Inc.*	21,902	855,273
BioScrip, Inc. (x)*	37,550	101,948
BioTelemetry, Inc.*	12,174	407,220
Capital Senior Living Corp.*	12,832	195,175
Chemed Corp.	7,140	1,460,344
Civitas Solutions, Inc.*	7,601	133,018
Community Health Systems, Inc.*	45,378	451,965
CorVel Corp.*	4,533	215,091
Cross Country Healthcare, Inc.*	14,840	191,584
Diplomat Pharmacy, Inc.*	19,893	294,416
Ensign Group, Inc. (The)	24,830	540,549
Genesis Healthcare, Inc.*	18,511	32,209
HealthEquity, Inc.*	22,241	1,108,269
HealthSouth Corp.	40,118	1,941,712
Kindred Healthcare, Inc.	38,819	452,241
Landauer, Inc.	4,928	257,734
LHC Group, Inc.*	6,509	441,896
Magellan Health, Inc.*	11,514	839,371
Molina Healthcare, Inc.*	19,625	1,357,658
National HealthCare Corp.	4,952	347,333
National Research Corp., Class A	7,532	202,611
Owens & Minor, Inc.	28,018	901,899
PharMerica Corp.*	15,388	403,935
Providence Service Corp. (The)*	5,445	275,571
R1 RCM, Inc. (x)*	32,630	122,363
RadNet, Inc.*	12,806	99,247
Select Medical Holdings Corp.*	49,681	762,603
Surgery Partners, Inc.*	10,100	229,775
Teladoc, Inc. (x)*	24,027	833,737
Tenet Healthcare Corp. (x)*	36,477	705,465
Tivity Health, Inc.*	16,267	648,240
Triple-S Management Corp., Class B*	11,731	198,371
US Physical Therapy, Inc.	5,909	356,904

		18,992,916

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	81,264	1,036,928
Castlight Health, Inc., Class B (x)*	29,925	124,189
Computer Programs & Systems, Inc. (x)	5,666	185,845
Cotiviti Holdings, Inc.*	12,001	445,717
Evolent Health, Inc., Class A*	17,402	441,141
HealthStream, Inc.*	11,730	308,734
HMS Holdings Corp.*	41,381	765,549
Inovalon Holdings, Inc., Class A (x)*	28,048	368,831
Medidata Solutions, Inc.*	25,471	1,991,831
NantHealth, Inc. (x)*	4,526	19,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Omnicell, Inc.*	16,522	$712,098
Quality Systems, Inc.*	26,495	455,979
Simulations Plus, Inc. (x)	3,351	41,385
Tabula Rasa HealthCare, Inc.*	2,961	44,563
Vocera Communications, Inc.*	12,175	321,664

		7,263,599

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc. (x)*	12,404	339,249
Albany Molecular Research, Inc.*	11,327	245,796
Cambrex Corp.*	15,075	900,731
Enzo Biochem, Inc.*	16,019	176,850
Fluidigm Corp.*	14,823	59,885
INC Research Holdings, Inc., Class A*	24,383	1,426,405
Luminex Corp.	18,946	400,140
Medpace Holdings, Inc.*	4,238	122,902
NanoString Technologies, Inc.*	4,988	82,502
NeoGenomics, Inc. (x)*	23,804	213,284
Pacific Biosciences of California, Inc. (x)*	33,797	120,317
PAREXEL International Corp.*	22,505	1,955,909
PRA Health Sciences, Inc.*	17,301	1,297,748

		7,341,718

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc. (x)*	10,256	278,143
Aerie Pharmaceuticals, Inc.*	13,202	693,765
Amphastar Pharmaceuticals, Inc.*	16,023	286,171
ANI Pharmaceuticals, Inc.*	4,083	191,084
Aratana Therapeutics, Inc. (x)*	10,995	79,494
Assembly Biosciences, Inc.*	4,397	90,798
Catalent, Inc.*	56,316	1,976,691
Cempra, Inc.*	20,547	94,516
Clearside Biomedical, Inc. (x)*	6,597	60,099
Collegium Pharmaceutical, Inc. (x)*	8,866	110,914
Corcept Therapeutics, Inc.*	40,692	480,166
Corium International, Inc. (x)*	6,260	46,700
Depomed, Inc.*	28,170	302,546
Dermira, Inc. (x)*	15,920	463,909
Durect Corp. (x)*	42,081	65,646
Heska Corp.*	2,860	291,920
Horizon Pharma plc*	74,040	878,855
Impax Laboratories, Inc.*	34,706	558,767
Innoviva, Inc. (x)*	39,717	508,378
Intersect ENT, Inc.*	11,464	320,419
Intra-Cellular Therapies, Inc.*	16,230	201,577
Lannett Co., Inc. (x)*	12,910	263,364
Medicines Co. (The) (x)*	30,906	1,174,737
MyoKardia, Inc.*	6,693	87,678
Nektar Therapeutics*	65,139	1,273,466
Neos Therapeutics, Inc. (x)*	6,207	45,311
Ocular Therapeutix, Inc. (x)*	9,971	92,431
Omeros Corp. (x)*	17,993	358,151
Pacira Pharmaceuticals, Inc.*	18,306	873,196
Paratek Pharmaceuticals, Inc. (x)*	11,739	282,910
Phibro Animal Health Corp., Class A	8,555	316,963
Prestige Brands Holdings, Inc.*	24,375	1,287,243
Reata Pharmaceuticals, Inc., Class A*	3,986	126,117

Revance Therapeutics, Inc. (x)*	9,580	$252,912
SciClone Pharmaceuticals, Inc.*	24,301	267,311
Sucampo Pharmaceuticals, Inc., Class A*	12,834	134,757
Supernus Pharmaceuticals, Inc.*	21,395	922,125
Teligent, Inc. (x)*	16,428	150,316
Tetraphase Pharmaceuticals, Inc.*	18,310	130,550
TherapeuticsMD, Inc. (x)*	68,336	360,131
Theravance Biopharma, Inc. (x)*	18,305	729,271
WaVe Life Sciences Ltd. (x)*	5,692	105,871
Zogenix, Inc. (x)*	7,626	110,577
Zynerba Pharmaceuticals, Inc. (x)*	3,672	62,314

		17,388,260

Total Health Care		130,609,921

Industrials (13.2%)
Aerospace & Defense (1.2%)
AAR Corp.	14,584	506,940
Aerojet Rocketdyne Holdings, Inc.*	31,359	652,267
Aerovironment, Inc.*	9,511	363,320
Astronics Corp.*	10,098	307,686
Axon Enterprise, Inc. (x)*	25,366	637,701
Cubic Corp.	12,265	567,870
Curtiss-Wright Corp.	20,036	1,838,903
DigitalGlobe, Inc.*	27,975	931,568
Ducommun, Inc.*	3,540	111,793
Engility Holdings, Inc.*	7,640	216,976
Esterline Technologies Corp.*	11,672	1,106,506
KeyW Holding Corp. (The) (x)*	15,333	143,364
KLX, Inc.*	24,173	1,208,650
Kratos Defense & Security Solutions, Inc.*	31,959	379,353
Mercury Systems, Inc.*	20,978	882,964
Moog, Inc., Class A*	14,531	1,042,163
National Presto Industries, Inc.	1,875	207,188
Sparton Corp.*	3,590	78,944
Triumph Group, Inc.	22,613	714,571
Vectrus, Inc.*	3,456	111,698

		12,010,425

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	23,659	515,293
Atlas Air Worldwide Holdings, Inc.*	10,933	570,156
Echo Global Logistics, Inc.*	14,155	281,685
Forward Air Corp.	14,479	771,441
Hub Group, Inc., Class A*	15,918	610,455
Park-Ohio Holdings Corp.	2,898	110,414
Radiant Logistics, Inc.*	11,051	59,454

		2,918,898

Airlines (0.3%)
Allegiant Travel Co.	6,307	855,229
Hawaiian Holdings, Inc.*	24,176	1,135,064
SkyWest, Inc.	22,881	803,123

		2,793,416

Building Products (1.1%)
AAON, Inc.	18,628	686,442
Advanced Drainage Systems, Inc. (x)	16,089	323,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

American Woodmark Corp.*	6,427	$614,100
Apogee Enterprises, Inc.	12,951	736,135
Armstrong Flooring, Inc.*	7,884	141,675
Builders FirstSource, Inc.*	42,083	644,712
Caesarstone Ltd.*	10,450	366,273
Continental Building Products, Inc.*	16,876	393,211
CSW Industrials, Inc.*	4,809	185,868
Gibraltar Industries, Inc.*	14,664	522,772
Griffon Corp.	13,167	289,016
Insteel Industries, Inc.	8,047	265,310
JELD-WEN Holding, Inc.*	10,708	347,582
Masonite International Corp.*	13,841	1,044,995
NCI Building Systems, Inc.*	17,890	298,763
Patrick Industries, Inc.*	6,885	501,572
PGT Innovations, Inc.*	20,478	262,118
Ply Gem Holdings, Inc.*	8,973	161,065
Quanex Building Products Corp.	15,912	336,539
Simpson Manufacturing Co., Inc.	19,306	843,864
Trex Co., Inc.*	13,959	944,465
Universal Forest Products, Inc.	9,273	809,626

		10,719,492

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	25,560	1,061,251
ACCO Brands Corp.*	52,445	610,984
Advanced Disposal Services, Inc.*	10,079	229,096
Aqua Metals, Inc. (x)*	5,299	66,502
ARC Document Solutions, Inc.*	15,078	62,724
Brady Corp., Class A	21,828	739,969
Brink’s Co. (The)	20,484	1,372,428
Casella Waste Systems, Inc., Class A*	17,759	291,425
CECO Environmental Corp.	9,021	82,813
Covanta Holding Corp. (x)	52,772	696,590
Deluxe Corp.	22,419	1,551,843
Ennis, Inc.	8,628	164,795
Essendant, Inc.	18,014	267,148
Healthcare Services Group, Inc.	33,287	1,558,829
Heritage-Crystal Clean, Inc.*	4,562	72,536
Herman Miller, Inc.	27,296	829,798
HNI Corp.	19,936	794,848
Hudson Technologies, Inc.*	11,627	98,248
InnerWorkings, Inc.*	15,013	174,151
Interface, Inc.	29,863	586,808
Kimball International, Inc., Class B	17,052	284,598
Knoll, Inc.	24,638	493,992
LSC Communications, Inc.	15,167	324,574
Matthews International Corp., Class A	14,527	889,779
McGrath RentCorp	11,893	411,855
Mobile Mini, Inc.	20,918	624,402
MSA Safety, Inc.	14,569	1,182,566
Multi-Color Corp.	6,758	551,453
NL Industries, Inc.*	2,063	14,544
Quad/Graphics, Inc.	14,193	325,304
RR Donnelley & Sons Co.	33,205	416,391
SP Plus Corp.*	7,807	238,504
Steelcase, Inc., Class A	39,165	548,310
Team, Inc.*	12,444	291,812
Tetra Tech, Inc.	26,441	1,209,676
UniFirst Corp.	6,904	971,393

US Ecology, Inc.	9,955	$502,728
Viad Corp.	9,382	443,300
VSE Corp.	2,764	124,325
West Corp.	21,392	498,861

		21,661,153

Construction & Engineering (1.1%)
Aegion Corp.*	15,841	346,601
Ameresco, Inc., Class A*	7,754	59,706
Argan, Inc.	6,277	376,620
Chicago Bridge & Iron Co. NV (x)	45,146	890,731
Comfort Systems USA, Inc.	17,461	647,803
Dycom Industries, Inc.*	13,905	1,244,776
EMCOR Group, Inc.	26,782	1,751,006
Granite Construction, Inc.	18,489	891,909
Great Lakes Dredge & Dock Corp.*	19,046	81,898
HC2 Holdings, Inc.*	10,638	62,551
IES Holdings, Inc.*	2,583	46,881
KBR, Inc. (x)	64,449	980,914
Layne Christensen Co. (x)*	5,791	50,903
MasTec, Inc.*	30,558	1,379,693
MYR Group, Inc.*	6,878	213,356
Northwest Pipe Co.*	2,895	47,073
NV5 Global, Inc.*	2,520	107,100
Orion Group Holdings, Inc.*	9,826	73,400
Primoris Services Corp.	19,874	495,658
Sterling Construction Co., Inc.*	8,037	105,044
Tutor Perini Corp.*	16,980	488,175

		10,341,798

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,309	62,851
Atkore International Group, Inc.*	14,704	331,575
AZZ, Inc.	12,788	713,570
Babcock & Wilcox Enterprises, Inc.*	21,538	253,287
Encore Wire Corp.	9,318	397,879
Energous Corp. (x)*	6,066	98,633
EnerSys	19,842	1,437,552
Generac Holdings, Inc.*	28,924	1,045,024
General Cable Corp.	22,267	364,065
LSI Industries, Inc.	7,420	67,151
Plug Power, Inc. (x)*	71,723	146,315
Powell Industries, Inc.	2,829	90,500
Preformed Line Products Co.	712	33,051
Revolution Lighting Technologies, Inc. (x)*	3,725	24,548
Sunrun, Inc. (x)*	27,377	194,924
Thermon Group Holdings, Inc.*	16,816	322,363
TPI Composites, Inc.*	3,418	63,165
Vicor Corp.*	5,331	95,425
Vivint Solar, Inc. (x)*	11,923	69,750

		5,811,628

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	17,079	568,731

Machinery (3.3%)
Actuant Corp., Class A	27,554	677,828
Alamo Group, Inc.	4,386	398,293
Albany International Corp., Class A	12,885	688,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Altra Industrial Motion Corp.	12,637	$502,953
American Railcar Industries, Inc. (x)	3,228	123,632
Astec Industries, Inc.	9,610	533,451
Barnes Group, Inc.	22,960	1,343,848
Blue Bird Corp.*	1,686	28,662
Briggs & Stratton Corp.	21,495	518,030
Chart Industries, Inc.*	14,077	488,894
CIRCOR International, Inc.	7,618	452,357
Columbus McKinnon Corp.	6,351	161,442
Commercial Vehicle Group, Inc.*	7,911	66,848
DMC Global, Inc.	4,355	57,051
Douglas Dynamics, Inc.	10,013	329,428
Eastern Co. (The)	1,714	51,506
Energy Recovery, Inc. (x)*	11,576	95,965
EnPro Industries, Inc.	9,825	701,210
ESCO Technologies, Inc.	12,612	752,306
ExOne Co. (The) (x)*	3,743	42,857
Federal Signal Corp.	27,499	477,383
Franklin Electric Co., Inc.	22,012	911,297
FreightCar America, Inc.	4,389	76,325
Gencor Industries, Inc.*	2,377	38,507
Global Brass & Copper Holdings, Inc.	9,811	299,726
Gorman-Rupp Co. (The)	7,647	194,769
Graham Corp.	3,551	69,813
Greenbrier Cos., Inc. (The) (x)	13,685	632,931
Hardinge, Inc.	3,533	43,880
Harsco Corp.*	36,872	593,639
Hillenbrand, Inc.	28,702	1,036,142
Hurco Cos., Inc.	2,302	79,995
Hyster-Yale Materials Handling, Inc.	4,623	324,766
John Bean Technologies Corp.	14,009	1,372,881
Kadant, Inc.	5,065	380,888
Kennametal, Inc.	36,260	1,356,848
LB Foster Co., Class A	2,560	54,912
Lindsay Corp. (x)	4,948	441,609
Lydall, Inc.*	7,810	403,777
Manitowoc Co., Inc. (The)*	59,703	358,815
Meritor, Inc.*	37,431	621,729
Milacron Holdings Corp.*	20,096	353,489
Miller Industries, Inc.	3,914	97,263
Mueller Industries, Inc.	26,410	804,185
Mueller Water Products, Inc., Class A	70,900	828,112
Navistar International Corp.*	22,878	600,090
NN, Inc.	12,017	329,867
Omega Flex, Inc.	1,044	67,234
Proto Labs, Inc. (x)*	11,093	746,004
RBC Bearings, Inc.*	10,967	1,116,002
REV Group, Inc.	6,442	178,315
Rexnord Corp.*	46,582	1,083,032
Spartan Motors, Inc.	10,659	94,332
SPX Corp.*	19,178	482,518
SPX FLOW, Inc.*	17,997	663,729
Standex International Corp.	6,441	584,199
Sun Hydraulics Corp.	11,162	476,283
Supreme Industries, Inc., Class A	4,270	70,242
Tennant Co.	7,955	587,079
Titan International, Inc.	21,638	259,872
TriMas Corp.*	21,989	458,471

Twin Disc, Inc.*	2,578	$41,609
Wabash National Corp. (x)	28,113	617,924
Watts Water Technologies, Inc., Class A	12,641	798,911
Woodward, Inc.	24,217	1,636,584

		30,760,598

Marine (0.1%)
Costamare, Inc.	15,282	111,711
Eagle Bulk Shipping, Inc.*	11,986	56,694
Genco Shipping & Trading Ltd.*	2,279	21,582
Matson, Inc.	19,964	599,719
Navios Maritime Holdings, Inc.*	27,865	38,175
Safe Bulkers, Inc.*	14,766	33,814
Scorpio Bulkers, Inc.*	18,754	133,153

		994,848

Professional Services (1.1%)
Acacia Research Corp.*	18,363	75,288
Advisory Board Co. (The)*	18,297	942,296
Barrett Business Services, Inc.	2,339	134,001
BG Staffing, Inc. (x)	2,295	39,887
CBIZ, Inc.*	23,259	348,885
Cogint, Inc. (x)*	4,826	24,371
CRA International, Inc.	2,841	103,185
Exponent, Inc.	11,905	694,062
Franklin Covey Co.*	3,356	64,771
FTI Consulting, Inc.*	20,504	716,820
GP Strategies Corp.*	4,203	110,959
Heidrick & Struggles International, Inc.	6,147	133,697
Hill International, Inc.*	10,941	56,893
Huron Consulting Group, Inc.*	10,395	449,064
ICF International, Inc.*	8,476	399,220
Insperity, Inc.	7,967	565,657
Kelly Services, Inc., Class A	12,999	291,828
Kforce, Inc.	7,935	155,526
Korn/Ferry International	23,604	815,046
Mistras Group, Inc. (x)*	6,531	143,486
Navigant Consulting, Inc.*	22,004	434,799
On Assignment, Inc.*	23,114	1,251,624
Pendrell Corp.*	3,563	25,760
Resources Connection, Inc.	14,706	201,472
RPX Corp.*	21,274	296,772
TriNet Group, Inc.*	19,183	628,051
TrueBlue, Inc.*	20,473	542,535
WageWorks, Inc.*	16,614	1,116,461
Willdan Group, Inc. (x)*	2,439	74,511

		10,836,927

Road & Rail (0.7%)
ArcBest Corp.	11,053	227,692
Avis Budget Group, Inc.*	33,540	914,636
Covenant Transportation Group, Inc., Class A*	4,304	75,449
Daseke, Inc.*	6,365	70,842
Heartland Express, Inc.	23,704	493,517
Hertz Global Holdings, Inc.*	26,094	300,081
Knight Transportation, Inc.	31,887	1,181,413
Marten Transport Ltd.	10,298	282,165
Roadrunner Transportation Systems, Inc.*	9,252	67,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Saia, Inc.*	12,337	$632,888
Schneider National, Inc., Class B	14,488	324,097
Swift Transportation Co. (x)*	33,331	883,272
Universal Logistics Holdings, Inc.	2,597	38,955
Werner Enterprises, Inc.	22,345	655,826
YRC Worldwide, Inc.*	10,504	116,804

		6,264,899

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	23,183	504,230
Applied Industrial Technologies, Inc.	17,821	1,052,330
Beacon Roofing Supply, Inc.*	26,703	1,308,446
BMC Stock Holdings, Inc.*	28,244	617,131
CAI International, Inc.*	5,544	130,838
DXP Enterprises, Inc.*	6,768	233,496
EnviroStar, Inc. (x)	1,052	28,457
Foundation Building Materials, Inc.*	4,120	52,983
GATX Corp. (x)	17,953	1,153,839
GMS, Inc.*	10,528	295,837
H&E Equipment Services, Inc.	14,307	292,006
Herc Holdings, Inc.*	10,869	427,369
Huttig Building Products, Inc. (x)*	7,390	51,804
Kaman Corp.	13,103	653,447
Lawson Products, Inc.*	1,843	40,822
MRC Global, Inc.*	43,443	717,678
Neff Corp., Class A*	2,666	50,654
Nexeo Solutions, Inc.*	10,205	84,702
NOW, Inc.*	49,044	788,628
Rush Enterprises, Inc., Class A*	13,482	501,261
Rush Enterprises, Inc., Class B*	1,763	64,191
SiteOne Landscape Supply, Inc.*	15,160	789,230
Textainer Group Holdings Ltd.*	11,385	165,083
Titan Machinery, Inc.*	6,212	111,692
Triton International Ltd.	19,496	651,946
Veritiv Corp.*	3,985	179,325
Willis Lease Finance Corp.*	1,410	37,689

		10,985,114

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,888	302,585

Total Industrials		126,970,512

Information Technology (15.2%)
Communications Equipment (1.7%)
Acacia Communications, Inc. (x)*	8,341	345,901
ADTRAN, Inc.	24,999	516,229
Aerohive Networks, Inc.*	8,036	40,180
Applied Optoelectronics, Inc. (x)*	8,046	497,162
CalAmp Corp.*	16,669	338,881
Calix, Inc.*	13,618	93,283
Ciena Corp.*	63,151	1,580,048
Clearfield, Inc. (x)*	3,849	50,807
Comtech Telecommunications Corp.	7,148	135,598
Digi International, Inc.*	9,000	91,350
EMCORE Corp.	6,402	68,181
Extreme Networks, Inc.*	47,261	435,746
Finisar Corp.*	49,644	1,289,751
Harmonic, Inc.*	25,903	135,991
Infinera Corp. (x)*	63,771	680,437

InterDigital, Inc.	16,110	$1,245,303
KVH Industries, Inc.*	6,477	61,532
Lumentum Holdings, Inc.*	27,313	1,558,207
NETGEAR, Inc.*	15,149	652,922
NetScout Systems, Inc.*	41,694	1,434,274
Oclaro, Inc. (x)*	74,241	693,411
Plantronics, Inc.	15,864	829,846
Quantenna Communications, Inc. (x)*	10,270	195,130
ShoreTel, Inc.*	27,444	159,175
Sonus Networks, Inc.*	19,525	145,266
Ubiquiti Networks, Inc. (x)*	11,208	582,480
ViaSat, Inc. (x)*	23,756	1,572,647
Viavi Solutions, Inc.*	104,553	1,100,943

		16,530,681

Electronic Equipment, Instruments & Components (2.6%)
Akoustis Technologies, Inc. (x)*	2,630	22,986
Anixter International, Inc.*	14,005	1,095,191
AVX Corp.	21,587	352,732
Badger Meter, Inc.	13,785	549,332
Bel Fuse, Inc., Class B	3,185	78,670
Belden, Inc.	19,636	1,481,143
Benchmark Electronics, Inc.*	23,604	762,409
Control4 Corp.*	7,811	153,174
CTS Corp.	14,715	317,844
Daktronics, Inc.	12,553	120,885
Electro Scientific Industries, Inc.*	8,435	69,504
ePlus, Inc.*	5,785	428,669
Fabrinet*	15,985	681,920
FARO Technologies, Inc.*	7,733	292,307
Fitbit, Inc., Class A (x)*	78,567	417,191
II-VI, Inc.*	27,566	945,514
Insight Enterprises, Inc.*	16,973	678,750
Iteris, Inc.*	7,219	44,902
Itron, Inc.*	16,111	1,091,520
KEMET Corp.*	20,386	260,941
Kimball Electronics, Inc.*	9,676	174,652
Knowles Corp. (x)*	41,129	695,903
Littelfuse, Inc.	10,202	1,683,331
Maxwell Technologies, Inc.*	10,121	60,625
Mesa Laboratories, Inc.	1,407	201,637
Methode Electronics, Inc.	16,289	671,107
MicroVision, Inc. (x)*	21,651	45,900
MTS Systems Corp.	7,901	409,272
Napco Security Technologies, Inc.*	3,615	33,981
Novanta, Inc.*	15,022	540,792
OSI Systems, Inc.*	8,580	644,787
Park Electrochemical Corp.	7,193	132,495
PC Connection, Inc.	5,419	146,638
PCM, Inc. (x)*	3,155	59,156
Plexus Corp.*	16,201	851,687
Radisys Corp.*	11,796	44,353
Rogers Corp.*	8,178	888,294
Sanmina Corp.*	33,504	1,276,502
ScanSource, Inc.*	12,860	518,258
SYNNEX Corp.	13,322	1,598,107
Systemax, Inc.	5,554	104,415
Tech Data Corp.*	15,654	1,581,054
TTM Technologies, Inc.*	41,353	717,888
VeriFone Systems, Inc.*	50,032	905,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Vishay Intertechnology, Inc.	62,679	$1,040,471
Vishay Precision Group, Inc.*	3,292	56,952

		24,929,420

Internet Software & Services (2.6%)
2U, Inc.*	18,913	887,398
Alarm.com Holdings, Inc.*	9,079	341,643
Alteryx, Inc., Class A*	6,211	121,239
Amber Road, Inc.*	6,001	51,429
Angie’s List, Inc.*	18,756	239,889
Appfolio, Inc., Class A*	4,289	139,821
Apptio, Inc., Class A*	9,875	171,331
Bankrate, Inc.*	22,670	291,310
Bazaarvoice, Inc.*	27,655	136,892
Benefitfocus, Inc. (x)*	6,797	247,071
Blucora, Inc.*	17,926	380,031
Box, Inc., Class A*	35,212	642,267
Brightcove, Inc.*	10,351	64,176
Carbonite, Inc.*	11,133	242,699
Care.com, Inc.*	3,478	52,518
Cars.com, Inc.*	33,753	898,842
ChannelAdvisor Corp.*	7,836	90,506
Cimpress NV (x)*	11,378	1,075,562
Cloudera, Inc. (x)*	8,999	144,164
CommerceHub, Inc., Series A*	4,458	77,658
CommerceHub, Inc., Series C*	9,203	160,500
Cornerstone OnDemand, Inc.*	23,716	847,847
Coupa Software, Inc.*	13,335	386,448
DHI Group, Inc.*	16,822	47,943
Endurance International Group Holdings, Inc. (x)*	27,049	225,859
Envestnet, Inc.*	19,048	754,301
Five9, Inc.*	23,245	500,232
Global Sources Ltd.*	2,507	50,140
Gogo, Inc. (x)*	26,568	306,329
GrubHub, Inc. (x)*	38,365	1,672,715
GTT Communications, Inc.*	13,199	417,748
Hortonworks, Inc.*	21,210	273,185
Instructure, Inc.*	9,204	271,518
Internap Corp.*	25,527	93,684
j2 Global, Inc.	21,209	1,804,675
Leaf Group Ltd.*	3,588	27,986
Limelight Networks, Inc.*	20,536	59,349
Liquidity Services, Inc.*	8,605	54,642
LivePerson, Inc.*	24,289	267,179
Meet Group, Inc. (The) (x)*	21,661	109,388
MINDBODY, Inc., Class A*	16,487	448,446
MuleSoft, Inc., Class A (x)*	7,594	189,394
New Relic, Inc.*	12,301	529,066
NIC, Inc.	30,981	587,090
Nutanix, Inc., Class A (x)*	15,634	315,025
Okta, Inc. (x)*	6,375	145,350
Ominto, Inc. (x)*	4,034	61,519
Q2 Holdings, Inc.*	13,434	496,386
QuinStreet, Inc.*	11,317	47,192
Quotient Technology, Inc. (x)*	31,782	365,493
Reis, Inc.	3,234	68,723
Rightside Group Ltd.*	3,582	38,041
Rocket Fuel, Inc. (x)*	11,347	31,204
Shutterstock, Inc. (x)*	8,960	394,957
SPS Commerce, Inc.*	8,470	540,047
Stamps.com, Inc. (x)*	6,985	1,081,802

TechTarget, Inc.*	5,516	$57,201
Trade Desk, Inc. (The), Class A*	7,788	390,257
TrueCar, Inc.*	28,022	558,478
Tucows, Inc., Class A(x)*	2,855	152,743
Twilio, Inc., Class A(x)*	27,866	811,179
Web.com Group, Inc.*	18,598	470,529
WebMD Health Corp.*	17,171	1,007,079
Xactly Corp.*	7,751	121,303
XO Group, Inc.*	8,725	153,735
Yelp, Inc. (x)*	34,851	1,046,227
Yext, Inc. (x)*	8,579	114,358

		24,850,938

IT Services (1.8%)
Acxiom Corp.*	36,565	949,959
Blackhawk Network Holdings, Inc.*	25,486	1,111,190
CACI International, Inc., Class A*	11,143	1,393,432
CardConnect Corp. (x)*	5,155	77,583
Cardtronics plc, Class A*	20,728	681,122
Cass Information Systems, Inc.	5,910	387,932
Convergys Corp.	43,393	1,031,886
CSG Systems International, Inc.	16,311	661,900
EPAM Systems, Inc.*	22,772	1,914,896
Everi Holdings, Inc.*	20,324	147,959
EVERTEC, Inc.	27,554	476,684
ExlService Holdings, Inc.*	15,771	876,552
Forrester Research, Inc.	4,736	185,414
Hackett Group, Inc. (The)	7,473	115,832
Information Services Group, Inc.*	10,428	42,859
ManTech International Corp., Class A	11,825	489,319
MAXIMUS, Inc.	29,563	1,851,531
MoneyGram International, Inc.*	13,504	232,944
NCI, Inc., Class A*	1,963	41,419
NeuStar, Inc., Class A*	12,713	423,979
Perficient, Inc.*	16,713	311,530
Planet Payment, Inc.*	14,284	47,137
Presidio, Inc. (x)*	9,861	141,111
Science Applications International Corp.	20,229	1,404,297
ServiceSource International, Inc.*	21,470	83,304
StarTek, Inc.*	3,394	41,543
Sykes Enterprises, Inc.*	19,801	663,928
Syntel, Inc. (x)	13,763	233,420
TeleTech Holdings, Inc.	6,776	276,461
Travelport Worldwide Ltd.	55,072	757,791
Unisys Corp. (x)*	23,078	295,398
Virtusa Corp.*	14,120	415,128

		17,765,440

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	18,614	1,204,140
Alpha & Omega Semiconductor Ltd.*	6,100	101,687
Ambarella, Inc. (x)*	14,988	727,667
Amkor Technology, Inc.*	45,555	445,072
Axcelis Technologies, Inc.*	13,803	289,173
AXT, Inc. (x)*	11,783	74,822
Brooks Automation, Inc.	32,606	707,224
Cabot Microelectronics Corp.	11,086	818,479
CEVA, Inc. (x)*	9,407	427,548
Cirrus Logic, Inc.*	29,600	1,856,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Cohu, Inc.	8,514	$134,010
Cree, Inc.*	43,627	1,075,406
CyberOptics Corp. (x)*	2,196	45,347
Diodes, Inc.*	19,064	458,108
DSP Group, Inc.*	7,707	89,401
Entegris, Inc.*	64,081	1,406,578
FormFactor, Inc.*	31,543	391,133
GSI Technology, Inc. (x)*	4,392	34,521
Ichor Holdings Ltd.*	3,765	75,902
Impinj, Inc. (x)*	8,088	393,481
Inphi Corp. (x)*	18,110	621,173
Integrated Device Technology, Inc.*	62,925	1,622,836
IXYS Corp.*	7,858	129,264
Kopin Corp.*	22,178	82,280
Lattice Semiconductor Corp.*	55,275	368,132
MACOM Technology Solutions Holdings, Inc.*	17,542	978,317
MaxLinear, Inc.*	26,738	745,723
MKS Instruments, Inc.	24,430	1,644,139
Monolithic Power Systems, Inc.	18,101	1,744,937
Nanometrics, Inc.*	10,677	270,021
NeoPhotonics Corp. (x)*	10,233	78,999
NVE Corp.	1,563	120,351
PDF Solutions, Inc. (x)*	11,885	195,508
Photronics, Inc.*	28,425	267,195
Pixelworks, Inc. (x)*	9,062	41,595
Power Integrations, Inc.	12,747	929,256
Rambus, Inc.*	50,896	581,741
Rudolph Technologies, Inc.*	12,859	293,828
Semtech Corp.*	30,028	1,073,501
Sigma Designs, Inc.*	12,627	73,868
Silicon Laboratories, Inc.*	19,521	1,334,260
SunPower Corp. (x)*	28,640	267,498
Synaptics, Inc.*	16,494	852,905
Ultra Clean Holdings, Inc.*	14,634	274,388
Veeco Instruments, Inc.*	20,581	573,181
Xcerra Corp.*	17,480	170,780
Xperi Corp.	22,471	669,636

		26,761,524

Software (3.2%)
8x8, Inc.*	40,776	593,291
A10 Networks, Inc.*	18,656	157,457
ACI Worldwide, Inc.*	53,131	1,188,540
Agilysys, Inc.*	5,283	53,464
American Software, Inc., Class A	8,624	88,741
Aspen Technology, Inc.*	33,638	1,858,835
Barracuda Networks, Inc.*	11,187	257,972
Blackbaud, Inc.	21,522	1,845,511
Blackline, Inc.*	5,512	196,999
Bottomline Technologies de, Inc.*	18,955	486,954
BroadSoft, Inc. (x)*	13,562	583,844
Callidus Software, Inc.*	28,560	691,152
CommVault Systems, Inc.*	18,614	1,050,760
Digimarc Corp. (x)*	3,208	128,801
Ebix, Inc. (x)	10,990	592,361
Ellie Mae, Inc.*	15,259	1,677,116
EnerNOC, Inc.*	9,589	74,315
Everbridge, Inc.*	7,217	175,806
Exa Corp.*	4,498	62,072
Fair Isaac Corp.	14,025	1,955,224

Gigamon, Inc. (x)*	15,329	$603,196
Glu Mobile, Inc. (x)*	52,086	130,215
Guidance Software, Inc.*	6,702	44,300
HubSpot, Inc.*	14,589	959,227
Imperva, Inc.*	14,346	686,456
MicroStrategy, Inc., Class A*	4,275	819,389
Mitek Systems, Inc.*	9,920	83,328
MobileIron, Inc.*	17,450	105,573
Model N, Inc.*	7,677	102,104
Monotype Imaging Holdings, Inc.	20,136	368,489
Park City Group, Inc. (x)*	3,650	44,348
Paycom Software, Inc. (x)*	21,594	1,477,245
Paylocity Holding Corp. (x)*	11,611	524,585
Pegasystems, Inc.	17,317	1,010,447
Progress Software Corp.	22,039	680,785
Proofpoint, Inc. (x)*	19,461	1,689,798
PROS Holdings, Inc.*	12,287	336,541
QAD, Inc., Class A	3,170	101,599
Qualys, Inc.*	13,751	561,041
Rapid7, Inc.*	10,677	179,694
RealNetworks, Inc.*	11,208	48,531
RealPage, Inc.*	27,470	987,547
RingCentral, Inc., Class A*	27,714	1,012,947
Rosetta Stone, Inc.*	6,210	66,944
Rubicon Project, Inc. (The)*	16,012	82,302
SecureWorks Corp., Class A (x)*	6,696	62,206
Silver Spring Networks, Inc.*	14,561	164,248
Synchronoss Technologies, Inc.*	19,619	322,733
Telenav, Inc.*	10,289	83,341
TiVo Corp.	53,610	999,827
Upland Software, Inc.*	2,276	50,049
Varonis Systems, Inc.*	8,530	317,316
VASCO Data Security International, Inc.*	14,064	201,818
Verint Systems, Inc.*	29,011	1,180,748
VirnetX Holding Corp. (x)*	16,381	74,534
Workiva, Inc.*	9,628	183,413
Zendesk, Inc.*	43,556	1,209,986
Zix Corp.*	18,381	104,588

		31,380,653

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	49,480	925,276
Avid Technology, Inc.*	11,613	61,084
CPI Card Group, Inc. (x)	5,968	17,009
Cray, Inc.*	19,406	357,070
Diebold Nixdorf, Inc.	33,572	940,016
Eastman Kodak Co. (x)*	8,384	76,294
Electronics For Imaging, Inc.*	21,397	1,013,789
Immersion Corp.*	9,249	83,981
Intevac, Inc.*	6,088	67,577
Pure Storage, Inc., Class A*	41,694	534,100
Quantum Corp.*	8,859	69,189
Stratasys Ltd.*	23,589	549,860
Super Micro Computer, Inc.*	17,524	431,967
USA Technologies, Inc. (x)*	11,983	62,312

		5,189,524

Total Information Technology		147,408,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (4.0%)
Chemicals (1.9%)
A Schulman, Inc.	13,219	$423,008
AdvanSix, Inc.*	13,390	418,304
AgroFresh Solutions, Inc. (x)*	6,864	49,284
American Vanguard Corp.	9,769	168,515
Balchem Corp.	15,104	1,173,732
Calgon Carbon Corp.	24,528	370,373
Chase Corp.	3,211	342,614
Codexis, Inc. (x)*	10,902	59,416
Core Molding Technologies, Inc.*	2,295	49,595
Ferro Corp.*	40,915	748,335
Flotek Industries, Inc. (x)*	24,674	220,586
FutureFuel Corp.	8,462	127,692
GCP Applied Technologies, Inc.*	32,568	993,324
Hawkins, Inc.	3,292	152,584
HB Fuller Co.	22,906	1,170,726
Ingevity Corp.*	19,335	1,109,829
Innophos Holdings, Inc.	8,817	386,537
Innospec, Inc.	10,929	716,396
Intrepid Potash, Inc. (x)*	30,049	67,911
KMG Chemicals, Inc.	3,013	146,643
Koppers Holdings, Inc.*	9,377	338,979
Kraton Corp.*	15,008	516,876
Kronos Worldwide, Inc.	7,484	136,358
LSB Industries, Inc. (x)*	7,189	74,262
Minerals Technologies, Inc.	16,578	1,213,510
OMNOVA Solutions, Inc.*	13,488	131,508
PolyOne Corp.	37,793	1,464,100
Quaker Chemical Corp.	5,928	860,923
Rayonier Advanced Materials, Inc. (x)	20,020	314,714
Sensient Technologies Corp.	20,451	1,646,918
Stepan Co.	8,915	776,853
Trecora Resources*	7,352	82,710
Tredegar Corp.	11,000	167,750
Trinseo SA	19,855	1,364,038
Tronox Ltd., Class A	29,583	447,295
Valhi, Inc.	5,950	17,731

		18,449,929

Construction Materials (0.2%)
Forterra, Inc. (x)*	5,527	45,487
Summit Materials, Inc., Class A*	48,366	1,396,327
United States Lime & Minerals, Inc.	696	54,615
US Concrete, Inc. (x)*	6,989	548,986

		2,045,415

Containers & Packaging (0.1%)
Greif, Inc., Class A	12,701	708,462
Greif, Inc., Class B	2,150	129,860
Myers Industries, Inc.	6,838	122,742
UFP Technologies, Inc.*	2,013	56,968

		1,018,032

Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	142,879	938,715
Allegheny Technologies, Inc. (x)	49,778	846,724
Ampco-Pittsburgh Corp.	2,641	38,955
Carpenter Technology Corp.	22,288	834,240
Century Aluminum Co.*	23,306	363,107

Cliffs Natural Resources, Inc.*	132,654	$917,966
Coeur Mining, Inc.*	79,728	684,066
Commercial Metals Co.	55,158	1,071,720
Compass Minerals International, Inc. (x)	15,209	993,148
Gold Resource Corp.	16,410	66,953
Handy & Harman Ltd.*	979	30,741
Haynes International, Inc.	4,222	153,301
Hecla Mining Co.	171,504	874,670
Kaiser Aluminum Corp.	7,806	690,987
Klondex Mines Ltd. (x)*	78,461	264,414
Materion Corp.	9,852	368,465
Olympic Steel, Inc.	3,182	61,985
Ryerson Holding Corp.*	4,397	43,530
Schnitzer Steel Industries, Inc., Class A	8,784	221,357
SunCoke Energy, Inc.*	29,991	326,902
TimkenSteel Corp.*	18,367	282,301
Warrior Met Coal, Inc.	5,346	91,577
Worthington Industries, Inc.	21,355	1,072,447

		11,238,271

Paper & Forest Products (0.6%)
Boise Cascade Co.*	20,016	608,486
Clearwater Paper Corp.*	7,584	354,552
Deltic Timber Corp.	4,871	363,669
KapStone Paper and Packaging Corp.	41,861	863,592
Louisiana-Pacific Corp.*	65,790	1,586,197
Neenah Paper, Inc.	7,586	608,777
PH Glatfelter Co.	19,806	387,009
Schweitzer-Mauduit International, Inc.	15,146	563,886
Verso Corp., Class A (x)*	10,957	51,388

		5,387,556

Total Materials		38,139,203

Real Estate (6.8%)
Equity Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	36,571	1,016,674
Agree Realty Corp. (REIT)	10,681	489,937
Alexander’s, Inc. (REIT)	1,027	432,839
Altisource Residential Corp. (REIT)	27,442	355,099
American Assets Trust, Inc. (REIT)	19,419	764,914
Armada Hoffler Properties, Inc. (REIT)	20,738	268,557
Ashford Hospitality Prime, Inc. (REIT)	9,307	95,769
Ashford Hospitality Trust, Inc. (REIT)	27,002	164,172
Bluerock Residential Growth REIT, Inc. (REIT)	8,414	108,456
Care Capital Properties, Inc. (REIT)	30,892	824,816
CareTrust REIT, Inc. (REIT)	30,839	571,755
CatchMark Timber Trust, Inc. (REIT), Class A	12,303	139,885
CBL & Associates Properties, Inc. (REIT) (x)	77,794	655,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Cedar Realty Trust, Inc. (REIT)	35,209	$170,764
Chatham Lodging Trust (REIT)	18,441	370,480
Chesapeake Lodging Trust (REIT)	29,399	719,394
City Office REIT, Inc. (REIT)	10,518	133,579
Clipper Realty, Inc. (REIT)	5,015	61,885
Colony Starwood Homes (REIT)	45,450	1,559,390
Community Healthcare Trust, Inc. (REIT)	4,181	106,992
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	4,314	144,907
Cousins Properties, Inc. (REIT)	187,850	1,651,202
DiamondRock Hospitality Co. (REIT)	91,930	1,006,634
Easterly Government Properties, Inc. (REIT)	15,840	331,848
EastGroup Properties, Inc. (REIT)	14,918	1,250,128
Education Realty Trust, Inc. (REIT)	33,766	1,308,433
Farmland Partners, Inc. (REIT) (x)	11,144	99,627
FelCor Lodging Trust, Inc. (REIT)	61,695	444,821
First Industrial Realty Trust, Inc. (REIT)	53,225	1,523,300
First Potomac Realty Trust (REIT)	33,206	368,919
Four Corners Property Trust, Inc. (REIT)	28,217	708,529
Franklin Street Properties Corp. (REIT)	45,971	509,359
GEO Group, Inc. (The) (REIT)	56,356	1,666,447
Getty Realty Corp. (REIT)	11,448	287,345
Gladstone Commercial Corp. (REIT)	8,324	181,380
Global Medical REIT, Inc. (REIT) (x)	5,099	45,585
Global Net Lease, Inc. (REIT)	29,939	665,843
Government Properties Income Trust (REIT) (x)	29,212	534,872
Gramercy Property Trust (REIT)	68,823	2,044,730
Healthcare Realty Trust, Inc. (REIT)	52,413	1,789,904
Hersha Hospitality Trust (REIT)	18,160	336,142
Independence Realty Trust, Inc. (REIT) (x)	27,431	270,744
InfraREIT, Inc. (REIT)	18,566	355,539
Investors Real Estate Trust (REIT)	60,890	378,127
iStar, Inc. (REIT)*	35,000	421,400
Jernigan Capital, Inc. (REIT) (x)	3,060	67,320
Kite Realty Group Trust (REIT)	39,066	739,519
LaSalle Hotel Properties (REIT)	52,052	1,551,150
Lexington Realty Trust (REIT)	99,845	989,464
LTC Properties, Inc. (REIT)	18,630	957,396
Mack-Cali Realty Corp. (REIT)	41,991	1,139,636
MedEquities Realty Trust, Inc. (REIT)	10,063	126,995
Monmouth Real Estate Investment Corp. (REIT)	33,144	498,817
Monogram Residential Trust, Inc. (REIT)	79,793	774,790
National Health Investors, Inc. (REIT)	17,793	1,409,206
National Storage Affiliates Trust (REIT)	19,914	460,213

New Senior Investment Group, Inc. (REIT)	35,803	$359,820
NexPoint Residential Trust, Inc. (REIT)	5,723	142,445
NorthStar Realty Europe Corp. (REIT)	26,115	331,138
One Liberty Properties, Inc. (REIT) (x)	4,762	111,574
Parkway, Inc. (REIT)	20,253	463,591
Pebblebrook Hotel Trust (REIT) (x)	32,130	1,035,871
Pennsylvania REIT (REIT)	32,316	365,817
Physicians Realty Trust (REIT)	69,850	1,406,779
Potlatch Corp. (REIT)	18,804	859,343
Preferred Apartment Communities, Inc. (REIT), Class A	10,180	160,335
PS Business Parks, Inc. (REIT)	9,064	1,199,983
QTS Realty Trust, Inc. (REIT), Class A	21,380	1,118,815
Quality Care Properties, Inc. (REIT)*	42,252	773,634
RAIT Financial Trust (REIT) (x)	41,172	90,167
Ramco-Gershenson Properties Trust (REIT)	36,439	470,063
Retail Opportunity Investments Corp. (REIT)	50,280	964,873
Rexford Industrial Realty, Inc. (REIT)	29,856	819,249
RLJ Lodging Trust (REIT)	56,122	1,115,144
Ryman Hospitality Properties, Inc. (REIT)	20,976	1,342,674
Sabra Health Care REIT, Inc. (REIT) (x)	30,116	725,796
Saul Centers, Inc. (REIT)	4,936	286,189
Select Income REIT (REIT)	29,647	712,417
Seritage Growth Properties (REIT), Class A (x)	11,738	492,409
STAG Industrial, Inc. (REIT)	40,359	1,113,908
Summit Hotel Properties, Inc. (REIT)	46,217	861,947
Sunstone Hotel Investors, Inc. (REIT)	101,712	1,639,597
Terreno Realty Corp. (REIT)	21,889	736,784
Tier REIT, Inc. (REIT)	22,175	409,794
UMH Properties, Inc. (REIT)	9,160	156,178
Universal Health Realty Income Trust (REIT)	5,258	418,221
Urban Edge Properties (REIT)	44,393	1,053,446
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	228,591
Washington Prime Group, Inc. (REIT)	85,810	718,230
Washington REIT (REIT)	34,752	1,108,589
Whitestone REIT (REIT) (x)	12,883	157,817
Xenia Hotels & Resorts, Inc. (REIT)	50,559	979,328

		60,981,987

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	21,325	882,428
Altisource Portfolio Solutions SA (x)*	3,531	77,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Consolidated-Tomoka Land Co.	1,547	$88,102
Forestar Group, Inc.*	16,892	289,698
FRP Holdings, Inc.*	2,381	109,883
HFF, Inc., Class A	18,027	626,799
Kennedy-Wilson Holdings, Inc. (x)	40,018	762,342
Marcus & Millichap, Inc.*	6,016	158,582
Maui Land & Pineapple Co., Inc.*	2,036	41,331
RE/MAX Holdings, Inc., Class A	8,236	461,628
RMR Group, Inc. (The), Class A	3,227	156,994
St Joe Co. (The)*	23,651	443,456
Stratus Properties, Inc.	2,002	58,859
Tejon Ranch Co.*	5,581	115,192
Trinity Place Holdings, Inc.*	6,698	47,623

		4,319,963

Total Real Estate		65,301,950

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	5,495	376,078
Cincinnati Bell, Inc.*	20,015	391,293
Cogent Communications Holdings, Inc.	18,985	761,299
Consolidated Communications Holdings, Inc. (x)	24,474	525,457
FairPoint Communications, Inc.*	9,808	153,495
Frontier Communications Corp. (x)	529,702	614,454
General Communication, Inc., Class A*	12,011	440,083
Globalstar, Inc. (x)*	193,188	411,490
Hawaiian Telcom Holdco, Inc.*	5,164	129,048
IDT Corp., Class B	5,712	82,081
Intelsat SA (x)*	10,223	31,282
Iridium Communications, Inc. (x)*	42,788	472,807
Lumos Networks Corp.*	6,634	118,550
Ooma, Inc.*	5,436	43,488
ORBCOMM, Inc.*	29,796	336,695
pdvWireless, Inc. (x)*	3,375	78,638
Straight Path Communications, Inc., Class B (x)*	3,961	711,594
Vonage Holdings Corp.*	89,202	583,381
Windstream Holdings, Inc. (x)	85,737	332,660

		6,593,873

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	16,193	242,247
Shenandoah Telecommunications Co.	21,438	658,147
Spok Holdings, Inc.	7,492	132,608

		1,033,002

Total Telecommunication Services		7,626,875

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	22,426	1,607,496
El Paso Electric Co.	18,681	965,808
Genie Energy Ltd., Class B	4,318	32,903
IDACORP, Inc.#	23,006	1,963,561
MGE Energy, Inc.	15,570	1,001,930
Otter Tail Corp.	18,193	720,443

PNM Resources, Inc.	36,427	$1,393,333
Portland General Electric Co.	40,026	1,828,788
Spark Energy, Inc., Class A (x)	3,334	62,679

		9,576,941

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	6,680	500,666
Delta Natural Gas Co., Inc.	1,984	60,452
New Jersey Resources Corp.	39,012	1,548,776
Northwest Natural Gas Co.	12,243	732,744
ONE Gas, Inc.	24,318	1,697,639
RGC Resources, Inc. (x)	1,891	53,572
South Jersey Industries, Inc.	36,204	1,237,091
Southwest Gas Holdings, Inc.	21,817	1,593,950
Spire, Inc.	21,578	1,505,066
WGL Holdings, Inc.	23,150	1,931,404

		10,861,360

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	38,128	91,507
Dynegy, Inc.*	50,868	420,678
NRG Yield, Inc., Class A	16,024	273,369
NRG Yield, Inc., Class C	30,149	530,623
Ormat Technologies, Inc.	17,835	1,046,558
Pattern Energy Group, Inc.	31,749	756,896
TerraForm Global, Inc., Class A*	30,550	154,278
TerraForm Power, Inc., Class A*	37,554	450,648

		3,724,557

Multi-Utilities (0.5%)
Avista Corp.	29,868	1,268,195
Black Hills Corp.	24,101	1,626,095
NorthWestern Corp.	22,290	1,360,136
Unitil Corp.	6,556	316,720

		4,571,146

Water Utilities (0.3%)
American States Water Co.	16,381	776,623
AquaVenture Holdings Ltd.*	3,622	55,163
Artesian Resources Corp., Class A	2,644	99,520
Cadiz, Inc. (x)*	6,544	88,344
California Water Service Group	22,528	829,030
Connecticut Water Service, Inc.	5,143	285,488
Consolidated Water Co. Ltd.	4,989	61,864
Global Water Resources, Inc. (x)	2,444	24,196
Middlesex Water Co.	7,336	290,506
Pure Cycle Corp. (x)*	4,960	38,440
SJW Group	7,417	364,768
York Water Co. (The)	4,857	169,266

		3,083,208

Total Utilities		31,817,212

Total Common Stocks (90.2%) (Cost $657,721,247)		869,311,238

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
MEDIA GEN, Inc., CVR*†	13,800	17,595

Total Consumer Discretionary		17,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR (x)*†	15,200	$912
Dyax Corp., CVR*†	69,052	57,486

		58,398

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR*†	5,500	2,475

Total Health Care		60,873

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR*†	21,501	—

Total Information Technology		—

Total Rights (0.0%) (Cost $3,209)		78,468

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,789,748	1,790,285

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.3%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $11,501,083, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $11,730,003. (xx)	$11,500,000	11,500,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $5,800,580, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $5,916,012. (xx)	5,800,000	5,800,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $1,900,230, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,112,465. (xx)	1,900,000	1,900,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	$5,000,000	$5,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,650,601, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,169,979. (xx)	4,650,000	4,650,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,841,124, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,897,668. (xx)	2,840,851	2,840,851
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $3,060,016. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $4,400,458, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $4,490,930. (xx)	4,400,000	4,400,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $4,400,984, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $4,490,930. (xx)	4,400,000	4,400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $3,000,313, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $3,061,998. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $4,000,420, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $4,080,857. (xx)	$4,000,000	$4,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $5,000,558, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $5,100,594. (xx)	5,000,000	5,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $2,000,423, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $7,550,698, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $7,701,007. (xx)	7,550,000	7,550,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $3,060,000. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,000,450, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $5,100,141. (xx)	5,000,000	5,000,000

RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $10,200,018. (xx)	$10,000,000	$10,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		90,040,851

Total Short-Term Investments (9.5%) (Cost $91,830,840)		91,831,136

Total Investments (99.7%) (Cost $749,555,296)		961,220,842
Other Assets Less Liabilities (0.3%)		2,458,435

Net Assets (100%)		$963,679,277

*	Non-income producing.
†	Securities (totaling $135,168 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $341,400.
@	Shares are less than 0.5.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $88,216,239. This was secured by cash collateral of $90,040,851 which was subsequently invested in joint repurchase agreements with a total value of $90,040,851, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,337,638 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$41,758	$—	$—	$41,884	$—	$—
PennyMac Mortgage Investment Trust (REIT)	376,575	—	—	420,743	10,812	—

	$418,333	$—	$—	$462,627	$10,812	$—

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,332	September-17	$92,999,039	$94,192,380	$1,193,341

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$108,487,168	$209,864	$—		$108,697,032
Consumer Staples	23,437,413	—	—		23,437,413
Energy	31,355,675	—	—		31,355,675
Financials	157,890,565	—	56,700		157,947,265
Health Care	130,609,921	—	—		130,609,921
Industrials	126,970,512	—	—		126,970,512
Information Technology	147,408,180	—	—		147,408,180
Materials	38,108,462	30,741	—		38,139,203
Real Estate	65,301,950	—	—		65,301,950
Telecommunication Services	7,626,875	—	—		7,626,875
Utilities	31,817,212	—	—		31,817,212
Futures	1,193,341	—	—		1,193,341
Rights
Consumer Discretionary	—	—	17,595		17,595
Health Care	—	—	60,873		60,873
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	1,790,285	—	—		1,790,285
Repurchase Agreements	—	90,040,851	—		90,040,851

Total Assets	$871,997,559	$90,281,456	$135,168		$962,414,183

Total Liabilities	$—	$—	$—		$—

Total	$871,997,559	$90,281,456	$135,168		$962,414,183

(a)	A security with a market value of $30,741 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	A security with a market value of $56,700 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,193,341	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,567,657

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,504,479

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $92,033,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 21%)*	$89,120,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 34%)*	$131,273,121

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,303,352
Aggregate gross unrealized depreciation	(63,836,466)

Net unrealized appreciation	$210,466,886

Federal income tax cost of investments	$750,753,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $477,231)	$462,627
Unaffiliated Issuers (Cost $659,037,214)	870,717,364
Repurchase Agreements (Cost $90,040,851)	90,040,851
Cash	88,393,564
Cash held as collateral at broker	4,436,400
Dividends, interest and other receivables	963,276
Due from Custodian	169,406
Receivable for securities sold	143,384
Security lending income receivable	122,129
Receivable from Separate Accounts for Trust shares sold	5,581
Other assets	10,805

Total assets	1,055,465,387

LIABILITIES
Payable for return of collateral on securities loaned	90,040,851
Payable for securities purchased	615,325
Investment management fees payable	349,492
Due to broker for futures variation margin	247,286
Payable to Separate Accounts for Trust shares redeemed	222,657
Due to Custodian	140,407
Administrative fees payable	97,885
Trustees’ fees payable	241
Accrued expenses	71,966

Total liabilities	91,786,110

NET ASSETS	$963,679,277

Net assets were comprised of:
Paid in capital	$694,019,284
Accumulated undistributed net investment income (loss)	5,249,661
Accumulated undistributed net realized gain (loss) on investments and futures	51,551,445
Net unrealized appreciation (depreciation) on investments and futures	212,858,887

Net assets	$963,679,277

Class K
Net asset value, offering and redemption price per share, $963,679,277 / 75,295,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.80

(x)	Includes value of securities on loan of $88,216,239.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($10,812 of dividend income received from affiliates) (net of $1,015 foreign withholding tax)	$6,321,094
Interest	151,065
Securities lending (net)	780,747

Total income	7,252,906

EXPENSES
Investment management fees	2,140,940
Administrative fees	590,195
Custodian fees	56,610
Printing and mailing expenses	36,212
Professional fees	34,343
Trustees’ fees	11,356
Miscellaneous	14,734

Gross expenses	2,884,390
Less: Waiver from investment manager	(29,070)

Net expenses	2,855,320

NET INVESTMENT INCOME (LOSS)	4,397,586

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	37,146,011
Futures	2,567,657

Net realized gain (loss)	39,713,668

Change in unrealized appreciation (depreciation) on:
Investments ($44,294 of change in unrealized appreciation (depreciation) from affiliates)	(1,239,536)
Futures	1,504,479

Net change in unrealized appreciation (depreciation)	264,943

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,978,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,376,197

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,397,586	$8,117,217
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	39,713,668	45,434,128
Net change in unrealized appreciation (depreciation) on investments and futures	264,943	113,088,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,376,197	166,640,007

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(8,356,150)
Distributions from net realized capital gains
Class K	—	(34,276,019)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(42,632,169)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 188,349 and 89,836 shares, respectively ]	2,342,561	978,694
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,478,796 shares, respectively ]	—	42,632,169
Capital shares repurchased [ (3,440,107) and (8,923,077) shares, respectively ]	(42,917,538)	(96,171,133)

Total Class K transactions	(40,574,977)	(52,560,270)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,574,977)	(52,560,270)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,801,220	71,447,568
NET ASSETS:
Beginning of period	959,878,057	888,430,489

End of period (a)	$963,679,277	$959,878,057

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,249,661	$852,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012
Net asset value, beginning of period	$12.40	$13.10	$11.47	$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.06)†	0.01
Net realized and unrealized gain (loss) on investments and futures	0.66	0.52	4.31	1.53

Total from investment operations	0.66	0.50	4.25	1.54

Less distributions:
Dividends from net investment income	—	—	—	(0.01)
Distributions from net realized gains	—	(1.20)	(2.62)	(0.01)

Total dividends and distributions	—	(1.20)	(2.62)	(0.02)

Net asset value, end of period	$13.06	$12.40	$13.10	$11.47

Total return (b)	5.32%	4.01%	37.87%	15.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$133
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.91%	0.89%	0.90%
Before waivers and reimbursements (a)(f)	0.87%	0.91%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.11)%	(0.15)%	(0.49)%	0.08%
Before waivers and reimbursements (a)(f)	(0.11)%	(0.15)%	(0.49)%	0.08%
Portfolio turnover rate (z)^	29%	15%	13%	17%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.22	$10.59	$12.42	$13.10	$11.47	$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.06	0.02	0.02	0.04
Net realized and unrealized gain (loss) on investments and futures	0.52	2.09	(0.66)	0.53	4.26	1.53

Total from investment operations	0.58	2.19	(0.60)	0.55	4.28	1.57

Less distributions:
Dividends from net investment income	—	(0.11)	(0.06)	(0.03)	(0.03)	(0.04)
Distributions from net realized gains	—	(0.45)	(1.17)	(1.20)	(2.62)	(0.01)

Total dividends and distributions	—	(0.56)	(1.23)	(1.23)	(2.65)	(0.05)

Net asset value, end of period	$12.80	$12.22	$10.59	$12.42	$13.10	$11.47

Total return (b)	4.75%	20.71%	(4.74)%	4.40%	38.16%	15.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$963,679	$959,878	$888,430	$1,083,788	$1,268,161	$1,100,528
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.61%	0.61%	0.63%	0.64%	0.65%
Before waivers and reimbursements (a)(f)	0.61%	0.62%	0.61%	0.63%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.92%	0.94%	0.45%	0.14%	0.12%	0.33%
Before waivers and reimbursements (a)(f)	0.92%	0.93%	0.44%	0.14%	0.12%	0.33%
Portfolio turnover rate (z)^	10%	14%	29%	15%	13%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	26.5%
Health Care	16.4
Information Technology	13.2
Energy	9.4
Consumer Staples	7.4
Consumer Discretionary	6.6
Utilities	6.5
Investment Companies	4.1
Telecommunication Services	3.6
Industrials	3.4
Materials	2.5
Repurchase Agreements	0.6
Real Estate	0.2
Cash and Other	(0.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$990.93	$4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	990.53	4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	992.22	3.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (0.8%)
Lear Corp.	97,036	$13,786,875

Household Durables (1.0%)
Newell Brands, Inc.	328,269	17,601,784

Media (4.0%)
Comcast Corp., Class A	683,230	26,591,312
Interpublic Group of Cos., Inc. (The)	821,200	20,201,520
Omnicom Group, Inc.	76,960	6,379,984
Scripps Networks Interactive, Inc., Class A (x)	251,971	17,212,139

		70,384,955

Multiline Retail (0.8%)
Dollar General Corp.	194,160	13,996,994

Total Consumer Discretionary		115,770,608

Consumer Staples (7.0%)
Beverages (0.3%)
PepsiCo, Inc.	44,140	5,097,729

Food & Staples Retailing (4.2%)
CVS Health Corp.	70,962	5,709,602
Kroger Co. (The)	1,314,702	30,658,851
Walgreens Boots Alliance, Inc.	461,790	36,162,775

		72,531,228

Food Products (1.8%)
General Mills, Inc.	239,630	13,275,502
Hormel Foods Corp. (x)	87,390	2,980,873
JM Smucker Co. (The)	80,630	9,540,948
Mondelez International, Inc., Class A	139,580	6,028,460

		31,825,783

Personal Products (0.2%)
Unilever NV (NYRS) (x)	70,520	3,897,640

Tobacco (0.5%)
Philip Morris International, Inc.	68,990	8,102,875

Total Consumer Staples		121,455,255

Energy (9.4%)
Oil, Gas & Consumable Fuels (9.4%)
Apache Corp.	366,121	17,548,179
ConocoPhillips	766,520	33,696,219
Devon Energy Corp.	1,094,540	34,992,444
Gulfport Energy Corp.*	1,207,666	17,813,073
Marathon Oil Corp.	1,398,389	16,570,910
Marathon Petroleum Corp.	296,204	15,500,355
Occidental Petroleum Corp.	57,080	3,417,380
Suncor Energy, Inc.	294,630	8,603,196
Valero Energy Corp.	222,002	14,976,255

Total Energy		163,118,011

Financials (26.5%)
Banks (13.6%)
Bank of America Corp.	1,871,030	45,391,188
Citigroup, Inc.	1,273,704	85,185,324

JPMorgan Chase & Co.	842,326	$76,988,596
KeyCorp	679,930	12,741,888
Regions Financial Corp.	1,127,183	16,501,959

		236,808,955

Capital Markets (2.3%)
Morgan Stanley	309,814	13,805,312
Nasdaq, Inc.	362,571	25,920,201

		39,725,513

Consumer Finance (5.1%)
Capital One Financial Corp.	450,306	37,204,282
Discover Financial Services	612,516	38,092,370
SLM Corp.*	1,262,781	14,521,981

		89,818,633

Insurance (5.3%)
American International Group, Inc.	226,870	14,183,912
Hartford Financial Services Group, Inc. (The)	409,996	21,553,490
Lincoln National Corp.	243,041	16,424,711
Prudential Financial, Inc.	233,232	25,221,708
XL Group Ltd.	353,075	15,464,685

		92,848,506

Thrifts & Mortgage Finance (0.2%)
New York Community Bancorp, Inc.	279,060	3,664,058

Total Financials		462,865,665

Health Care (16.4%)
Biotechnology (2.5%)
Gilead Sciences, Inc.	626,230	44,324,560

Health Care Equipment & Supplies (7.6%)
Baxter International, Inc.	893,443	54,089,039
Hologic, Inc.*	163,592	7,423,805
Medtronic plc	190,480	16,905,100
Zimmer Biomet Holdings, Inc.	418,452	53,729,237

		132,147,181

Pharmaceuticals (6.3%)
Novartis AG (ADR)	416,260	34,745,222
Pfizer, Inc.	2,212,500	74,317,875

		109,063,097

Total Health Care		285,534,838

Industrials (3.4%)
Aerospace & Defense (0.1%)
Northrop Grumman Corp.	5,200	1,334,892
Raytheon Co.	5,785	934,162

		2,269,054

Airlines (0.2%)
Delta Air Lines, Inc.	70,620	3,795,119

Industrial Conglomerates (0.3%)
Honeywell International, Inc.	37,478	4,995,443

Professional Services (2.1%)
Nielsen Holdings plc	923,190	35,690,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (0.7%)
Norfolk Southern Corp.	98,530	$11,991,101

Total Industrials		58,741,242

Information Technology (13.2%)
Communications Equipment (5.0%)
Cisco Systems, Inc.	2,810,753	87,976,569

Internet Software & Services (0.9%)
eBay, Inc.*	431,350	15,062,742

IT Services (0.2%)
First Data Corp., Class A*	199,400	3,629,080

Semiconductors & Semiconductor Equipment (3.9%)
NXP Semiconductors NV*	50,170	5,491,107
QUALCOMM, Inc.	1,120,710	61,885,606

		67,376,713

Software (1.1%)
Oracle Corp.	385,350	19,321,449

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	251,770	36,259,915

Total Information Technology		229,626,468

Materials (2.5%)
Chemicals (0.6%)
Akzo Nobel NV (ADR)	361,826	10,496,572

Containers & Packaging (1.4%)
Avery Dennison Corp.	43,820	3,872,374
Bemis Co., Inc.	111,400	5,152,250
Crown Holdings, Inc.*	105,390	6,287,567
Graphic Packaging Holding Co.	290,580	4,004,192
Owens-Illinois, Inc.*	237,880	5,690,090

		25,006,473

Metals & Mining (0.5%)
Reliance Steel & Aluminum Co.	111,090	8,088,463

Total Materials		43,591,508

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Brixmor Property Group, Inc. (REIT)	180,920	3,234,850

Total Real Estate		3,234,850

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.9%)
Verizon Communications, Inc.	743,917	33,223,333

Wireless Telecommunication Services (1.7%)
Telephone & Data Systems, Inc.	975,475	27,069,431
United States Cellular Corp.*	62,005	2,376,032

		29,445,463

Total Telecommunication Services		62,668,796

Utilities (6.5%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.	77,050	$5,352,664
Duke Energy Corp.	50,490	4,220,459
Exelon Corp.	1,460,860	52,693,220

		62,266,343

Independent Power and Renewable Electricity Producers (2.8%)
AES Corp.	3,976,740	44,181,581
Dynegy, Inc. (x)*	691,690	5,720,276

		49,901,857

Multi-Utilities (0.1%)
Public Service Enterprise Group, Inc.	49,080	2,110,931

Total Utilities		114,279,131

Total Common Stocks (95.3%) (Cost $1,377,637,036)		1,660,886,372

CONVERTIBLE PREFERRED STOCK:
Consumer Staples (0.4%)
Food Products (0.4%)
Tyson Foods, Inc.
4.750%	112,965	7,656,767

Total Convertible Preferred Stock (0.4%) (Cost $5,732,827)		7,656,767

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	71,440,688	71,462,120

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,500,141, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,530,000. (xx)	$1,500,000	1,500,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $700,070, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $714,001. (xx)	700,000	700,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	$200,000	$200,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $4,052,696, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $4,133,354. (xx)	4,052,308	4,052,308
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $600,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $612,400. (xx)	600,000	600,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,500,135, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $1,530,042. (xx)	$1,500,000	$1,500,000

Total Repurchase Agreements		11,052,308

Total Short-Term Investments (4.7%) (Cost $82,521,572)		82,514,428

Total Investments (100.4%) (Cost $1,465,891,435)		1,751,057,567
Other Assets Less Liabilities (-0.4%)		(7,596,155)

Net Assets (100%)		$1,743,461,412

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $10,828,900. This was secured by cash collateral of $11,052,308 which was subsequently invested in joint repurchase agreements with a total value of $11,052,308, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$115,770,608	$—	$—	$115,770,608
Consumer Staples	121,455,255	—	—	121,455,255
Energy	163,118,011	—	—	163,118,011
Financials	462,865,665	—	—	462,865,665
Health Care	285,534,838	—	—	285,534,838
Industrials	58,741,242	—	—	58,741,242
Information Technology	229,626,468	—	—	229,626,468
Materials	43,591,508	—	—	43,591,508
Real Estate	3,234,850	—	—	3,234,850
Telecommunication Services	62,668,796	—	—	62,668,796
Utilities	114,279,131	—	—	114,279,131
Convertible Preferred Stocks
Consumer Staples	7,656,767	—	—	7,656,767
Short-Term Investments
Investment Companies	71,462,120	—	—	71,462,120
Repurchase Agreements	—	11,052,308	—	11,052,308

Total Assets	$1,740,005,259	$11,052,308	$—	$1,751,057,567

Total Liabilities	$—	$—	$—	$—

Total	$1,740,005,259	$11,052,308	$—	$1,751,057,567

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$281,982,114
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$438,493,785

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,882,021
Aggregate gross unrealized depreciation	(131,503,914)

Net unrealized appreciation	$271,378,107

Federal income tax cost of investments	$1,479,679,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,454,839,127)	$1,740,005,259
Repurchase Agreements (Cost $11,052,308)	11,052,308
Receivable for securities sold	27,149,179
Dividends, interest and other receivables	734,350
Receivable from Separate Accounts for Trust shares sold	505,940
Security lending income receivable	1,111
Other assets	20,064

Total assets	1,779,468,211

LIABILITIES
Overdraft payable	21,042,948
Payable for return of collateral on securities loaned	11,052,308
Payable for securities purchased	1,948,112
Investment management fees payable	825,050
Payable to Separate Accounts for Trust shares redeemed	687,481
Distribution fees payable – Class IB	200,124
Administrative fees payable	140,507
Distribution fees payable – Class IA	33,032
Trustees’ fees payable	1,970
Accrued expenses	75,267

Total liabilities	36,006,799

NET ASSETS	$1,743,461,412

Net assets were comprised of:
Paid in capital	$1,893,882,653
Accumulated undistributed net investment income (loss)	12,705,764
Accumulated undistributed net realized gain (loss) on investments	(448,293,137)
Net unrealized appreciation (depreciation) on investments	285,166,132

Net assets	$1,743,461,412

Class IA
Net asset value, offering and redemption price per share, $161,826,412 / 7,052,607 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.95

Class IB
Net asset value, offering and redemption price per share, $977,483,013 / 42,493,941 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.00

Class K
Net asset value, offering and redemption price per share, $604,151,987 / 26,304,526 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.97

(x)	Includes value of securities on loan of $10,828,900.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,941 foreign withholding tax)	$20,035,214
Interest	6,734
Securities lending (net)	18,429

Total income	20,060,377

EXPENSES
Investment management fees	5,182,311
Distribution fees – Class IB	1,229,307
Administrative fees	882,351
Distribution fees – Class IA	202,717
Printing and mailing expenses	69,159
Professional fees	50,353
Custodian fees	46,913
Trustees’ fees	21,980
Recoupment fees	5,820
Miscellaneous	20,813

Total expenses	7,711,724

NET INVESTMENT INCOME (LOSS)	12,348,653

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	32,802,338
Net change in unrealized appreciation (depreciation) on investments	(58,850,923)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,048,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,699,932)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,348,653	$26,339,624
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	32,802,338	49,122,465
Net change in unrealized appreciation (depreciation) on investments	(58,850,923)	223,111,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,699,932)	298,573,433

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,271,286)
Class IB	—	(13,885,859)
Class K	—	(12,008,712)

TOTAL DIVIDENDS	—	(28,165,857)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 322,956 and 630,537 shares, respectively ]	7,477,202	13,141,991
Capital shares issued in reinvestment of dividends [ 0 and 96,722 shares, respectively ]	—	2,271,286
Capital shares repurchased [ (378,423) and (897,459) shares, respectively ]	(8,756,702)	(18,746,471)

Total Class IA transactions	(1,279,500)	(3,333,194)

Class IB
Capital shares sold [ 1,275,445 and 2,695,662 shares, respectively ]	29,586,055	55,773,064
Capital shares issued in reinvestment of dividends [ 0 and 589,851 shares, respectively ]	—	13,885,859
Capital shares repurchased [ (2,057,934) and (3,742,401) shares, respectively ]	(47,900,039)	(78,462,149)

Total Class IB transactions	(18,313,984)	(8,803,226)

Class K
Capital shares sold [ 239,986 and 442,715 shares, respectively ]	5,559,696	8,941,983
Capital shares issued in reinvestment of dividends [ 0 and 511,579 shares, respectively ]	—	12,008,712
Capital shares repurchased [ (5,247,197) and (7,250,101) shares, respectively ]	(123,044,206)	(150,796,379)

Total Class K transactions	(117,484,510)	(129,845,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(137,077,994)	(141,982,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,777,926)	128,425,472
NET ASSETS:
Beginning of period	1,894,239,338	1,765,813,866

End of period (a)	$1,743,461,412	$1,894,239,338

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,705,764	$357,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015		2014		2013	2012
Net asset value, beginning of period	$23.16	$19.90	$21.52		$19.82		$14.60	$13.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.29	0.29		0.24	##	0.21	0.22
Net realized and unrealized gain (loss) on investments	(0.36)	3.29	(1.63)		1.69		5.30	1.56

Total from investment operations	(0.21)	3.58	(1.34)		1.93		5.51	1.78

Less distributions:
Dividends from net investment income	—	(0.32)	(0.28)		(0.23)		(0.29)	(0.23)

Net asset value, end of period	$22.95	$23.16	$19.90		$21.52		$19.82	$14.60

Total return (b)	(0.91)%	17.99%	(6.19	)%(dd)	9.73%		37.77%	13.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161,826	$164,610	$144,862		$148,079		$115,640	$69,955
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.95%		0.95%		0.95%	0.95%
After waivers and fees paid indirectly (a)(f)	0.95%	0.95%	0.95%		0.95%		0.94%	0.94%
Before waivers and fees paid indirectly (a)(f)	0.95%	0.95%	0.95%		0.95%		0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.28%	1.39%	1.35	%(gg)	1.16	%(aa)	1.18%	1.56%
After waivers and fees paid indirectly (a)(f)	1.28%	1.39%	1.35	%(gg)	1.16	%(aa)	1.19%	1.56%
Before waivers and fees paid indirectly (a)(f)	1.28%	1.39%	1.35	%(gg)	1.16	%(aa)	1.18%	1.56%
Portfolio turnover rate (z)^	16%	34%	49%		41%		50%	46%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015		2014		2013	2012
Net asset value, beginning of period	$23.22	$19.95	$21.57		$19.87		$14.64	$13.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.29	0.29		0.24	##	0.20	0.22
Net realized and unrealized gain (loss) on investments	(0.37)	3.31	(1.63)		1.69		5.32	1.57

Total from investment operations	(0.22)	3.60	(1.34)		1.93		5.52	1.79

Less distributions:
Dividends from net investment income	—	(0.33)	(0.28)		(0.23)		(0.29)	(0.23)

Net asset value, end of period	$23.00	$23.22	$19.95		$21.57		$19.87	$14.64

Total return (b)	(0.95)%	18.00%	(6.17	)%(ee)	9.71%		37.74%	13.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$977,483	$1,004,707	$872,607		$945,860		$868,200	$1,569,255
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%	0.95%		0.95%		0.95%	0.95%
After waivers and fees paid indirectly (a)(f)	0.95%	0.95%	0.95%		0.95%		0.94%	0.94%
Before waivers and fees paid indirectly (a)(f)	0.95%	0.95%	0.95%		0.95%		0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.28%	1.38%	1.35	%(hh)	1.15	%(bb)	1.17%	1.54%
After waivers and fees paid indirectly (a)(f)	1.28%	1.38%	1.35	%(hh)	1.15	%(bb)	1.18%	1.55%
Before waivers and fees paid indirectly (a)(f)	1.28%	1.38%	1.35	%(hh)	1.15	%(bb)	1.17%	1.54%
Portfolio turnover rate (z)^	16%	34%	49%		41%		50%	46%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015		2014		2013	2012
Net asset value, beginning of period	$23.15	$19.90	$21.51		$19.82		$14.60	$13.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.34	0.34		0.29	##	0.25	0.26
Net realized and unrealized gain (loss) on investments	(0.36)	3.30	(1.62)		1.68		5.31	1.56

Total from investment operations	(0.18)	3.64	(1.28)		1.97		5.56	1.82

Less distributions:
Dividends from net investment income	—	(0.39)	(0.33)		(0.28)		(0.34)	(0.27)

Net asset value, end of period	$22.97	$23.15	$19.90		$21.51		$19.82	$14.60

Total return (b)	(0.78)%	18.24%	(5.90	)%(ff)	9.95%		38.11%	13.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$604,152	$724,922	$748,345		$834,189		$745,081	$587,464
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.70%	0.70%		0.70%		0.70%	0.70%
After waivers and fees paid indirectly (a)(f)	0.70%	0.70%	0.70%		0.70%		0.69%	0.69%
Before waivers and fees paid indirectly (a)(f)	0.70%	0.70%	0.70%		0.70%		0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.54%	1.65%	1.60	%(ii)	1.41	%(cc)	1.43%	1.79%
After waivers and fees paid indirectly (a)(f)	1.54%	1.65%	1.60	%(ii)	1.41	%(cc)	1.45%	1.80%
Before waivers and fees paid indirectly (a)(f)	1.54%	1.65%	1.60	%(ii)	1.41	%(cc)	1.43%	1.79%
Portfolio turnover rate (z)^	16%	34%	49%		41%		50%	46%
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21, $0.21, and $0.26 for Class IA, Class IB, and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.01% for income after waivers and reimbursements, 1.01% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.00% for income after waivers and reimbursements, 1.00% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.26% for income after waivers and reimbursements, 1.26% for income after waivers, reimbursements and fees paid indirectly, and 1.26% for income before waivers, reimbursements.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.33)%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.31)%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.04)%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been 1.21% after waivers, 1.21% after waivers and fees paid indirectly and 1.21% before waivers and fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been 1.21% after waivers, 1.21% after waivers and fees paid indirectly and 1.21% before waivers and fees paid indirectly.
(ii)	Includes income resulting from litigation income. Without this income, the ratios would have been 1.46% after waivers, 1.46% after waivers and fees paid indirectly and 1.46% before waivers and fees paid indirectly.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	21.6%
Consumer Discretionary	17.0
Financials	12.8
Health Care	12.7
Industrials	11.5
Energy	6.7
Real Estate	5.6
Consumer Staples	4.5
Investment Companies	3.4
Repurchase Agreements	3.3
Materials	2.7
Utilities	1.2
Cash and Other	(3.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,136.80	$5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,137.13	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class K
Actual	1,000.00	1,138.43	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.0%)
Hotels, Restaurants & Leisure (5.2%)
Norwegian Cruise Line Holdings Ltd.*	122,600	$6,655,954
Starbucks Corp.	123,080	7,176,795
Wynn Resorts Ltd.	21,400	2,870,168
Yum Brands, Inc.	30,600	2,257,056
Yum China Holdings, Inc.*	29,200	1,151,356

		20,111,329

Household Durables (2.4%)
Lennar Corp., Class A	42,800	2,282,096
Newell Brands, Inc.	29,581	1,586,133
Whirlpool Corp.	29,512	5,655,089

		9,523,318

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	4,407	4,265,976
Priceline Group, Inc. (The)*	2,050	3,834,566

		8,100,542

Media (4.8%)
Charter Communications, Inc., Class A*	30,613	10,311,989
Comcast Corp., Class A	92,000	3,580,640
Gannett Co., Inc.	156,460	1,364,331
Scripps Networks Interactive, Inc., Class A	48,109	3,286,326

		18,543,286

Multiline Retail (0.8%)
Dollar General Corp.	43,300	3,121,497

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	13,800	1,608,942

Textiles, Apparel & Luxury Goods (1.3%)
NIKE, Inc., Class B	83,342	4,917,178

Total Consumer Discretionary		65,926,092

Consumer Staples (4.5%)
Food Products (1.4%)
Hormel Foods Corp. (x)	49,800	1,698,678
Kraft Heinz Co. (The)	19,800	1,695,672
Mondelez International, Inc., Class A	47,790	2,064,050

		5,458,400

Household Products (1.3%)
Procter & Gamble Co. (The)	55,274	4,817,129

Tobacco (1.8%)
Philip Morris International, Inc.	60,200	7,070,490

Total Consumer Staples		17,346,019

Energy (6.7%)
Energy Equipment & Services (1.6%)
Ensco plc, Class A	239,654	1,236,615
Halliburton Co.	59,775	2,552,990
Schlumberger Ltd.	33,775	2,223,746

		6,013,351

Oil, Gas & Consumable Fuels (5.1%)
Chevron Corp.	40,500	$4,225,365
ConocoPhillips	32,400	1,424,304
Enbridge, Inc.	50,300	2,002,443
EOG Resources, Inc.	50,000	4,526,000
Kinder Morgan, Inc.	105,200	2,015,632
Noble Energy, Inc.	46,659	1,320,450
Occidental Petroleum Corp.	29,300	1,754,191
Williams Cos., Inc. (The)	82,400	2,495,072

		19,763,457

Total Energy		25,776,808

Financials (12.8%)
Banks (3.6%)
Huntington Bancshares, Inc.	416,600	5,632,432
JPMorgan Chase & Co.	52,264	4,776,930
Wells Fargo & Co.	61,108	3,385,994

		13,795,356

Capital Markets (4.6%)
Bank of New York Mellon Corp. (The)	45,300	2,311,206
CME Group, Inc.	27,274	3,415,796
Intercontinental Exchange, Inc.	60,300	3,974,976
Invesco Ltd.	60,500	2,128,995
Moody’s Corp.	24,700	3,005,496
Nasdaq, Inc.	26,600	1,901,634
State Street Corp.	13,900	1,247,247

		17,985,350

Insurance (4.6%)
Aon plc	56,258	7,479,501
Chubb Ltd.	37,231	5,412,643
Marsh & McLennan Cos., Inc.	63,768	4,971,353

		17,863,497

Total Financials		49,644,203

Health Care (12.7%)
Biotechnology (7.2%)
Agios Pharmaceuticals, Inc. (x)*	78,500	4,038,825
Incyte Corp.*	98,000	12,339,180
Kite Pharma, Inc. (x)*	52,800	5,473,776
Seattle Genetics, Inc.*	59,600	3,083,704
Ultragenyx Pharmaceutical, Inc.*	44,400	2,757,684

		27,693,169

Health Care Equipment & Supplies (2.1%)
Danaher Corp.	49,629	4,188,191
Medtronic plc	42,900	3,807,375

		7,995,566

Health Care Providers & Services (1.1%)
Humana, Inc.	17,900	4,307,098

Health Care Technology (1.5%)
Cerner Corp.*	89,014	5,916,761

Pharmaceuticals (0.8%)
Eli Lilly & Co.	37,100	3,053,330

Total Health Care		48,965,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (11.5%)
Aerospace & Defense (3.5%)
Hexcel Corp.	87,038	$4,594,736
TransDigm Group, Inc.	33,200	8,926,484

		13,521,220

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	57,500	3,949,100

Commercial Services & Supplies (1.5%)
Waste Connections, Inc.	86,686	5,584,312

Electrical Equipment (1.5%)
Eaton Corp. plc	72,889	5,672,951

Machinery (1.9%)
Deere & Co.	34,000	4,202,060
IDEX Corp.	28,109	3,176,598

		7,378,658

Professional Services (0.7%)
Nielsen Holdings plc	71,516	2,764,809

Road & Rail (1.4%)
Canadian National Railway Co.	40,300	3,266,315
Union Pacific Corp.	20,500	2,232,655

		5,498,970

Total Industrials		44,370,020

Information Technology (21.6%)
Electronic Equipment, Instruments & Components (2.4%)
Jabil, Inc.	174,613	5,096,953
Trimble, Inc.*	120,600	4,301,802

		9,398,755

Internet Software & Services (2.5%)
Alphabet, Inc., Class A*	68	63,218
Alphabet, Inc., Class C*	5,879	5,342,424
GoDaddy, Inc., Class A*	49,300	2,091,306
VeriSign, Inc. (x)*	20,643	1,918,973

		9,415,921

IT Services (4.6%)
Accenture plc, Class A	35,146	4,346,857
Global Payments, Inc.	48,100	4,344,392
Jack Henry & Associates, Inc.	32,881	3,415,350
Visa, Inc., Class A	60,764	5,698,448

		17,805,047

Semiconductors & Semiconductor Equipment (8.1%)
Analog Devices, Inc.	31,200	2,427,360
ASML Holding NV (NYRS) (x)	50,294	6,553,811
Broadcom Ltd.	72,688	16,939,939
ON Semiconductor Corp.*	381,302	5,353,480

		31,274,590

Software (1.4%)
Microsoft Corp.	61,200	4,218,516
Mobileye NV*	19,600	1,230,880

		5,449,396

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	44,328	$6,384,118
Hewlett Packard Enterprise Co.	51,400	852,726
HP, Inc.	67,300	1,176,404
NetApp, Inc.	43,100	1,726,155

		10,139,403

Total Information Technology		83,483,112

Materials (2.7%)
Chemicals (2.7%)
Monsanto Co.	50,613	5,990,555
Potash Corp. of Saskatchewan, Inc. (x)	152,100	2,479,230
Praxair, Inc.	14,800	1,961,740

Total Materials		10,431,525

Real Estate (5.6%)
Equity Real Estate Investment Trusts (REITs) (5.6%)
American Tower Corp. (REIT)	75,695	10,015,962
Crown Castle International Corp. (REIT)	55,600	5,570,008
Digital Realty Trust, Inc. (REIT)	18,100	2,044,395
Iron Mountain, Inc. (REIT)	74,500	2,559,820
Outfront Media, Inc. (REIT)	63,800	1,475,056

Total Real Estate		21,665,241

Utilities (1.2%)
Independent Power and Renewable Electricity Producers (0.6%)
AES Corp.	215,400	2,393,094

Multi-Utilities (0.6%)
Sempra Energy	22,000	2,480,500

Total Utilities		4,873,594

Total Common Stocks (96.3%) (Cost $243,511,131)		372,482,538

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	13,033,085	13,036,995

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,300,217, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,346,001. (xx)	$2,300,000	2,300,000

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $800,103, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $889,459. (xx)	$800,000	$800,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,100,110, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,122,002. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $300,036, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $333,547. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,377,663, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,405,082. (xx)	1,377,531	1,377,531
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,000,224, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,020,666. (xx)	1,000,000	1,000,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,000,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,020,666. (xx)	$1,000,000	$1,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $900,094, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $918,599. (xx)	900,000	900,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $3,060,084. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		12,777,531

Total Short-Term Investments (6.7%) (Cost $25,814,572)		25,814,526

Total Investments (103.0%) (Cost $269,325,703)		398,297,064
Other Assets Less Liabilities (-3.0%)		(11,724,909)

Net Assets (100%)		$386,572,155

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $12,483,650. This was secured by cash collateral of $12,777,531 which was subsequently invested in joint repurchase agreements with a total value of $12,777,531, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

NYRS	— New York Registry Shares

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$65,926,092	$—	$—	$65,926,092
Consumer Staples	17,346,019	—	—	17,346,019
Energy	25,776,808	—	—	25,776,808
Financials	49,644,203	—	—	49,644,203
Health Care	48,965,924	—	—	48,965,924
Industrials	44,370,020	—	—	44,370,020
Information Technology	83,483,112	—	—	83,483,112
Materials	10,431,525	—	—	10,431,525
Real Estate	21,665,241	—	—	21,665,241
Utilities	4,873,594	—	—	4,873,594
Short-Term Investments
Investment Companies	13,036,995	—	—	13,036,995
Repurchase Agreements	—	12,777,531	—	12,777,531

Total Assets	$385,519,533	$12,777,531	$—	$398,297,064

Total Liabilities	$—	$—	$—	$—

Total	$385,519,533	$12,777,531	$—	$398,297,064

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,274,670
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,837,369

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,991,113
Aggregate gross unrealized depreciation	(10,835,173)

Net unrealized appreciation	$129,155,940

Federal income tax cost of investments	$269,141,124

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $256,548,172)	$385,519,533
Repurchase Agreements (Cost $12,777,531)	12,777,531
Cash	1,465,009
Dividends, interest and other receivables	367,997
Receivable from Separate Accounts for Trust shares sold	6,373
Security lending income receivable	5,394
Other assets	4,238

Total assets	400,146,075

LIABILITIES
Payable for return of collateral on securities loaned	12,777,531
Payable to Separate Accounts for Trust shares redeemed	415,166
Investment management fees payable	186,989
Distribution fees payable – Class IB	70,197
Administrative fees payable	31,478
Distribution fees payable – Class IA	9,122
Trustees’ fees payable	2,482
Accrued expenses	80,955

Total liabilities	13,573,920

NET ASSETS	$386,572,155

Net assets were comprised of:
Paid in capital	$254,742,922
Accumulated undistributed net investment income (loss)	1,348,002
Accumulated undistributed net realized gain (loss) on investments	1,509,870
Net unrealized appreciation (depreciation) on investments	128,971,361

Net assets	$386,572,155

Class IA
Net asset value, offering and redemption price per share, $43,977,606 / 1,707,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.76

Class IB
Net asset value, offering and redemption price per share, $338,930,367 / 13,143,329 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.79

Class K
Net asset value, offering and redemption price per share, $3,664,182 / 142,374 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.74

(x)	Includes value of securities on loan of $12,483,650.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,046 foreign withholding tax)	$2,922,833
Interest	2,671
Securities lending (net)	41,809

Total income	2,967,313

EXPENSES
Investment management fees	1,210,970
Distribution fees – Class IB	409,308
Administrative fees	183,219
Distribution fees – Class IA	51,988
Professional fees	28,604
Custodian fees	19,340
Printing and mailing expenses	14,128
Trustees’ fees	4,373
Miscellaneous	3,110

Gross expenses	1,925,040
Less: Waiver from investment manager	(121,125)

Net expenses	1,803,915

NET INVESTMENT INCOME (LOSS)	1,163,398

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	11,485,375
Net change in unrealized appreciation (depreciation) on investments	34,814,023

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,299,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,462,796

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,163,398	$2,570,339
Net realized gain (loss) on investments	11,485,375	9,430,332
Net change in unrealized appreciation (depreciation) on investments	34,814,023	15,708,085

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,462,796	27,708,756

DIVIDENDS:
Dividends from net investment income
Class IA	—	(331,832)
Class IB	—	(2,640,664)
Class K	—	(37,952)

TOTAL DIVIDENDS	—	(3,010,448)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 137,498 and 110,000 shares, respectively ]	3,431,046	2,365,356
Capital shares issued in reinvestment of dividends [ 0 and 14,467 shares, respectively ]	—	331,832
Capital shares repurchased [ (142,706) and (291,177) shares, respectively ]	(3,518,307)	(6,279,055)

Total Class IA transactions	(87,261)	(3,581,867)

Class IB
Capital shares sold [ 301,734 and 485,945 shares, respectively ]	7,453,954	10,423,738
Capital shares issued in reinvestment of dividends [ 0 and 115,002 shares, respectively ]	—	2,640,664
Capital shares repurchased [ (765,783) and (1,719,329) shares, respectively ]	(18,871,375)	(36,780,112)

Total Class IB transactions	(11,417,421)	(23,715,710)

Class K
Capital shares sold [ 27,497 and 56,799 shares, respectively ]	690,193	1,193,600
Capital shares issued in reinvestment of dividends [ 0 and 1,658 shares, respectively ]	—	37,952
Capital shares repurchased [ (36,638) and (44,868) shares, respectively ]	(915,183)	(959,898)

Total Class K transactions	(224,990)	271,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,729,672)	(27,025,923)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,733,124	(2,327,615)
NET ASSETS:
Beginning of period	350,839,031	353,166,646

End of period (a)	$386,572,155	$350,839,031

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,348,002	$184,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016		2015		2014		2013	2012
Net asset value, beginning of period	$22.66	$21.07		$20.81		$18.96		$14.58	$12.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	###	0.10		0.12	##	0.09	0.13
Net realized and unrealized gain (loss) on investments	3.02	1.62		0.29		1.87		4.54	2.05

Total from investment operations	3.10	1.78		0.39		1.99		4.63	2.18

Less distributions:
Dividends from net investment income	—	(0.19)		(0.13)		(0.14)		(0.25)	(0.13)

Net asset value, end of period	$25.76	$22.66		$21.07		$20.81		$18.96	$14.58

Total return (b)	13.68%	8.46%		1.87	%(dd)	10.51%		31.82%	17.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,978	$38,797		$39,601		$40,961		$38,398	$26,189
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%	0.97%
After waivers and fees paid indirectly (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%	0.97%
Before waivers and fees paid indirectly (a)(f)	1.03%	1.04%		1.04%		1.04%		1.03%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%	0.74	%(gg)	0.47%		0.64	%(aa)	0.54%	0.91%
After waivers and fees paid indirectly (a)(f)	0.63%	0.74	%(gg)	0.47%		0.64	%(aa)	0.54%	0.91%
Before waivers and fees paid indirectly (a)(f)	0.56%	0.67	%(gg)	0.40%		0.57	%(aa)	0.47%	0.86%
Portfolio turnover rate (z)^	11%	20%		31%		27%		31%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,

Class IB		2016		2015		2014		2013	2012
Net asset value, beginning of period	$22.68	$21.10		$20.83		$18.98		$14.60	$12.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	###	0.10		0.12	##	0.09	0.12
Net realized and unrealized gain (loss) on investments	3.03	1.62		0.30		1.87		4.54	2.06

Total from investment operations	3.11	1.78		0.40		1.99		4.63	2.18

Less distributions:
Dividends from net investment income	—	(0.20)		(0.13)		(0.14)		(0.25)	(0.13)

Net asset value, end of period	$25.79	$22.68		$21.10		$20.83		$18.98	$14.60

Total return (b)	13.71%	8.40%		1.92	%(ee)	10.50%		31.78%	17.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,930	$308,617		$310,665		$320,005		$321,605	$1,173,029
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%	0.97%
After waivers and fees paid indirectly (a)(f)	0.97%	0.97%		0.97%		0.97%		0.97%	0.97%
Before waivers and fees paid indirectly (a)(f)	1.03%	1.04%		1.04%		1.04%		1.03%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%	0.74	%(hh)	0.47%		0.64	%(bb)	0.56%	0.90%
After waivers and fees paid indirectly (a)(f)	0.62%	0.74	%(hh)	0.47%		0.64	%(bb)	0.56%	0.90%
Before waivers and fees paid indirectly (a)(f)	0.56%	0.68	%(hh)	0.40%		0.57	%(bb)	0.50%	0.85%
Portfolio turnover rate (z)^	11%	20%		31%		27%		31%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,						October 30, 2013* to December 31, 2013

Class K		2016		2015		2014
Net asset value, beginning of period	$22.61	$21.03		$20.76		$18.92		$18.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.22	###	0.15		0.18	##	0.02
Net realized and unrealized gain (loss) on investments	3.02	1.61		0.30		1.86		0.78

Total from investment operations	3.13	1.83		0.45		2.04		0.80

Less distributions:
Dividends from net investment income	—	(0.25)		(0.18)		(0.20)		(0.30)

Net asset value, end of period	$25.74	$22.61		$21.03		$20.76		$18.92

Total return (b)	13.84%	8.70%		2.19	%(ff)	10.76%		4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,664	$3,425		$2,901		$3,272		$1,470
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%		0.72%		0.72%
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%		0.72%		0.72%		0.72%
Before waivers and fees paid indirectly (a)(f)	0.79%	0.79%		0.79%		0.79%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.87%	1.01	%(ii)	0.71%		0.92	%(cc)	0.76%
After waivers and fees paid indirectly (a)(f)	0.87%	1.01	%(ii)	0.71%		0.92	%(cc)	0.76%
Before waivers and fees paid indirectly (a)(f)	0.80%	0.94	%(ii)	0.64%		0.85	%(cc)	0.69%
Portfolio turnover rate (z)^	11%	20%		31%		27%		31%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.16 for Class IA, Class IB, and Class K, respectively.
###	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.12, $0.12 and $0.17 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.81% for income after waivers and reimbursements, 0.81% for income after waivers, reimbursements and fees paid indirectly, and 0.74% for income before waivers, reimbursements.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.73%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.78%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.04%.
(gg)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.55% for income after waivers, 0.55% for income after waivers and fees paid indirectly and 0.48% before waivers and fees paid indirectly.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.55% for income after waivers, 0.55% for income after waivers and fees paid indirectly and 0.48% before waivers and fees paid indirectly.
(ii)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.81% for income after waivers, 0.81% for income after waivers and fees paid indirectly and 0.74% before waivers and fees paid indirectly.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	21.2%
Financials	14.8
Health Care	13.9
Consumer Discretionary	12.5
Industrials	10.7
Consumer Staples	7.9
Energy	5.5
Real Estate	4.0
Materials	3.3
Utilities	3.1
Repurchase Agreements	2.0
Telecommunication Services	1.9
Investment Companies	1.1
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,087.11	$3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.31	3.53
Class IB
Actual	1,000.00	1,086.90	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.31	3.53

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.4%)
Adient plc	21,753	$1,422,211
BorgWarner, Inc.	56,860	2,408,590
Cooper Tire & Rubber Co. (x)	3,800	137,180
Dana, Inc.	31,900	712,327
Delphi Automotive plc	64,400	5,644,660
Dorman Products, Inc.*	4,300	355,911
Gentex Corp.	75,600	1,434,132
Gentherm, Inc.*	6,300	244,440
Goodyear Tire & Rubber Co. (The)	56,500	1,975,240
LCI Industries	5,500	563,200
Lear Corp.	17,200	2,443,776
Tenneco, Inc.	14,900	861,667
Visteon Corp.*	7,700	785,862

		18,989,196

Automobiles (0.6%)
Ford Motor Co.	893,436	9,997,549
General Motors Co.	303,300	10,594,269
Harley-Davidson, Inc. (x)	45,350	2,449,807
Tesla, Inc. (x)*	28,800	10,414,368
Thor Industries, Inc.	14,600	1,525,992

		34,981,985

Distributors (0.1%)
Core-Mark Holding Co., Inc.	7,100	234,726
Genuine Parts Co.	35,800	3,320,808
LKQ Corp.*	73,700	2,428,415
Pool Corp.	10,400	1,222,728

		7,206,677

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.	13,800	523,710
Bright Horizons Family Solutions, Inc.*	9,500	733,495
Graham Holdings Co., Class B	1,000	599,650
Grand Canyon Education, Inc.*	12,900	1,011,489
H&R Block, Inc.	55,850	1,726,323
Houghton Mifflin Harcourt Co.*	19,200	236,160
Laureate Education, Inc., Class A*	4,000	70,120
Service Corp. International	42,000	1,404,900
ServiceMaster Global Holdings, Inc.*	31,800	1,246,242
Sotheby’s (x)*	7,900	423,993

		7,976,082

Hotels, Restaurants & Leisure (2.1%)
Aramark	56,900	2,331,762
Bloomin’ Brands, Inc.	23,100	490,413
Boyd Gaming Corp. (x)	11,900	295,239
Brinker International, Inc.	1,390	52,959
Buffalo Wild Wings, Inc.*	6,100	772,870
Caesars Acquisition Co., Class A*	3,200	60,960
Carnival Corp.	94,160	6,174,071
Cheesecake Factory, Inc. (The) (x)	12,800	643,840

Chipotle Mexican Grill, Inc.*	6,600	$2,746,260
Choice Hotels International, Inc.	7,400	475,450
Churchill Downs, Inc.	3,200	586,560
Cracker Barrel Old Country Store, Inc. (x)	5,800	970,050
Darden Restaurants, Inc.	26,850	2,428,314
Dave & Buster’s Entertainment, Inc.*	8,800	585,288
Domino’s Pizza, Inc.	10,600	2,242,218
Dunkin’ Brands Group, Inc.	21,300	1,174,056
Extended Stay America, Inc.	36,500	706,640
Hilton Grand Vacations, Inc.*	13,040	470,222
Hilton Worldwide Holdings, Inc.	42,133	2,605,926
Hyatt Hotels Corp., Class A*	4,600	258,566
ILG, Inc.	19,220	528,358
International Game Technology plc	25,400	464,820
Jack in the Box, Inc.	9,900	975,150
La Quinta Holdings, Inc.*	11,400	168,378
Las Vegas Sands Corp.	81,100	5,181,479
Marriott International, Inc., Class A	74,005	7,423,442
Marriott Vacations Worldwide Corp.	5,000	588,750
McDonald’s Corp.	180,721	27,679,228
MGM Resorts International	111,400	3,485,706
Norwegian Cruise Line Holdings Ltd.*	37,300	2,025,017
Panera Bread Co., Class A*	5,100	1,604,664
Papa John’s International, Inc.	7,600	545,376
Red Rock Resorts, Inc., Class A	13,500	317,925
Royal Caribbean Cruises Ltd.	37,450	4,090,664
Scientific Games Corp., Class A*	10,100	263,610
Shake Shack, Inc., Class A (x)*	6,900	240,672
Six Flags Entertainment Corp.	16,884	1,006,455
Sonic Corp. (x)	9,800	259,602
Starbucks Corp.	318,900	18,595,059
Texas Roadhouse, Inc.	18,200	927,290
Vail Resorts, Inc.	10,200	2,068,866
Wendy’s Co. (The)	47,800	741,378
Wyndham Worldwide Corp.	25,870	2,597,607
Wynn Resorts Ltd.	17,900	2,400,748
Yum Brands, Inc.	80,240	5,918,502
Yum China Holdings, Inc.*	77,640	3,061,345

		119,231,755

Household Durables (0.6%)
CalAtlantic Group, Inc.	20,779	734,538
DR Horton, Inc.	88,100	3,045,617
Garmin Ltd.	26,100	1,331,883
GoPro, Inc., Class A (x)*	1,600	13,008
Helen of Troy Ltd.*	6,000	564,600
iRobot Corp. (x)*	5,900	496,426
Leggett & Platt, Inc.	33,200	1,743,996
Lennar Corp., Class A	40,600	2,164,792
Meritage Homes Corp.*	6,100	257,420
Mohawk Industries, Inc.*	14,800	3,577,012
Newell Brands, Inc.	109,190	5,854,768
NVR, Inc.*	800	1,928,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

PulteGroup, Inc.	81,000	$1,986,930
Taylor Morrison Home Corp., Class A*	19,300	463,393
Tempur Sealy International, Inc. (x)*	17,200	918,308
Toll Brothers, Inc.	44,200	1,746,342
TopBuild Corp.*	7,211	382,688
TRI Pointe Group, Inc.*	5,100	67,269
Tupperware Brands Corp.	15,000	1,053,450
Whirlpool Corp.	17,420	3,338,020

		31,668,948

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	87,980	85,164,640
Expedia, Inc.	28,743	4,281,270
HSN, Inc.	2,600	82,940
Liberty Expedia Holdings, Inc., Class A*	14,457	780,967
Liberty Interactive Corp. QVC Group, Class A*	104,230	2,557,804
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	201,863
Liberty Ventures*	21,686	1,133,961
Netflix, Inc.*	92,300	13,790,543
Priceline Group, Inc. (The)*	11,080	20,725,362
Shutterfly, Inc.*	5,500	261,250
TripAdvisor, Inc.*	26,605	1,016,311
Wayfair, Inc., Class A (x)*	7,000	538,160

		130,535,071

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,417,698
Hasbro, Inc.	27,100	3,021,921
Mattel, Inc.	79,800	1,718,094
Polaris Industries, Inc. (x)	16,100	1,484,903

		7,642,616

Media (2.9%)
AMC Entertainment Holdings, Inc., Class A (x)	19,400	441,350
AMC Networks, Inc., Class A*	14,712	785,768
Cable One, Inc.	900	639,810
CBS Corp. (Non-Voting), Class B	78,820	5,027,139
Charter Communications, Inc., Class A*	43,875	14,779,294
Cinemark Holdings, Inc.	31,500	1,223,775
Clear Channel Outdoor Holdings, Inc., Class A	58,300	282,755
Comcast Corp., Class A	1,043,048	40,595,428
Discovery Communications, Inc., Class A (x)*	37,900	978,957
Discovery Communications, Inc., Class C*	59,800	1,507,558
DISH Network Corp., Class A*	55,660	3,493,221
Gannett Co., Inc.	20,150	175,708
IMAX Corp.*	8,400	184,800
Interpublic Group of Cos., Inc. (The)	98,800	2,430,480
John Wiley & Sons, Inc., Class A	17,000	896,750

Liberty Broadband Corp., Class A*	5,700	$489,003
Liberty Broadband Corp., Class C*	24,248	2,103,514
Liberty Media Corp-Liberty Formula One, Class A (x)*	8,974	314,359
Liberty Media Corp-Liberty Formula One, Class C (x)*	23,448	858,666
Liberty Media Corp-Liberty SiriusXM, Class A*	24,697	1,036,780
Liberty Media Corp-Liberty SiriusXM, Class C*	49,394	2,059,730
Lions Gate Entertainment Corp., Class A*	11,400	321,708
Lions Gate Entertainment Corp., Class B*	25,915	681,046
Live Nation Entertainment, Inc.*	33,200	1,157,020
Madison Square Garden Co. (The), Class A*	5,929	1,167,420
Meredith Corp. (x)	9,100	540,995
MSG Networks, Inc., Class A*	10,887	244,413
New York Times Co. (The), Class A	19,800	350,460
News Corp., Class A	93,361	1,279,046
News Corp., Class B	20,300	287,245
Nexstar Media Group, Inc., Class A	9,772	584,366
Omnicom Group, Inc.	54,900	4,551,210
Regal Entertainment Group, Class A (x)	24,900	509,454
Scripps Networks Interactive, Inc., Class A	24,100	1,646,271
Sinclair Broadcast Group, Inc., Class A (x)	16,300	536,270
Sirius XM Holdings, Inc. (x)	325,900	1,782,673
TEGNA, Inc.	56,100	808,401
Time Warner, Inc.	171,726	17,243,008
Time, Inc.	4,800	68,880
Tribune Media Co., Class A	19,600	799,092
Twenty-First Century Fox, Inc., Class A	230,726	6,538,775
Twenty-First Century Fox, Inc., Class B	97,000	2,703,390
Viacom, Inc., Class B	84,360	2,831,965
Walt Disney Co. (The)	346,668	36,833,475

		163,771,428

Multiline Retail (0.4%)
Big Lots, Inc. (x)	15,500	748,650
Dillard’s, Inc., Class A (x)	5,000	288,450
Dollar General Corp.	60,900	4,390,281
Dollar Tree, Inc.*	55,523	3,882,168
Kohl’s Corp.	44,910	1,736,670
Macy’s, Inc.	74,400	1,729,056
Nordstrom, Inc. (x)	33,690	1,611,393
Ollie’s Bargain Outlet Holdings, Inc.*	7,400	315,240
Target Corp.	124,160	6,492,326

		21,194,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (2.1%)
Aaron’s, Inc.	14,600	$567,940
Advance Auto Parts, Inc.	17,850	2,081,132
Ascena Retail Group, Inc. (x)*	40,768	87,651
AutoNation, Inc. (x)*	18,900	796,824
AutoZone, Inc.*	6,890	3,930,469
Bed Bath & Beyond, Inc.	36,650	1,114,160
Best Buy Co., Inc.	62,010	3,555,033
Burlington Stores, Inc.*	18,400	1,692,616
Cabela’s, Inc.*	12,000	713,040
Camping World Holdings, Inc., Class A	9,100	280,735
CarMax, Inc. (x)*	44,050	2,777,793
Carvana Co. (x)*	13,800	282,486
Dick’s Sporting Goods, Inc.	22,400	892,192
DSW, Inc., Class A	15,200	269,040
Five Below, Inc.*	14,100	696,117
Floor & Decor Holdings, Inc., Class A*	4,500	176,670
Foot Locker, Inc.	33,700	1,660,736
GameStop Corp., Class A (x)	33,700	728,257
Gap, Inc. (The)	51,790	1,138,862
Genesco, Inc.*	4,600	155,940
Group 1 Automotive, Inc.	3,900	246,948
Home Depot, Inc. (The)	266,160	40,828,944
L Brands, Inc.	58,690	3,162,804
Lithia Motors, Inc., Class A (x)	5,700	537,111
Lowe’s Cos., Inc.	189,940	14,726,048
Michaels Cos., Inc. (The)*	14,700	272,244
Monro Muffler Brake, Inc. (x)	5,300	221,275
Murphy USA, Inc.*	8,655	641,422
Office Depot, Inc.	132,429	746,900
O’Reilly Automotive, Inc.*	19,750	4,320,115
Penske Automotive Group, Inc.	9,500	417,145
Ross Stores, Inc.	92,520	5,341,180
Sally Beauty Holdings, Inc.*	34,500	698,625
Signet Jewelers Ltd. (x)	15,880	1,004,251
Staples, Inc.	155,950	1,570,417
Tiffany & Co.	25,500	2,393,685
TJX Cos., Inc. (The)	148,200	10,695,594
Tractor Supply Co.	34,300	1,859,403
Ulta Beauty, Inc.*	13,700	3,936,558
Urban Outfitters, Inc. (x)*	20,450	379,143
Williams-Sonoma, Inc.	26,900	1,304,650

		118,902,155

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	15,680	1,394,736
Coach, Inc.	65,220	3,087,515
Columbia Sportswear Co.	2,800	162,568
Deckers Outdoor Corp.*	7,200	491,472
Fossil Group, Inc. (x)*	9,900	102,465
Hanesbrands, Inc.	80,200	1,857,432
Kate Spade & Co.*	29,900	552,851
Lululemon Athletica, Inc.*	27,100	1,617,057
Michael Kors Holdings Ltd.*	43,500	1,576,875
NIKE, Inc., Class B	292,620	17,264,580
PVH Corp.	20,781	2,379,424
Ralph Lauren Corp.	15,370	1,134,306
Skechers U.S.A., Inc., Class A (x)*	30,600	902,700
Steven Madden Ltd.*	9,202	367,620

Under Armour, Inc., Class A (x)*	44,900	$977,024
Under Armour, Inc., Class C (x)*	45,218	911,595
VF Corp.	73,300	4,222,080
Wolverine World Wide, Inc.	27,700	775,877

		39,778,177

Total Consumer Discretionary		701,878,324

Consumer Staples (7.9%)
Beverages (1.7%)
Brown-Forman Corp., Class A	13,400	660,620
Brown-Forman Corp., Class B	46,800	2,274,480
Coca-Cola Co. (The)	850,940	38,164,659
Constellation Brands, Inc., Class A	35,800	6,935,534
Dr Pepper Snapple Group, Inc.	41,510	3,781,976
Molson Coors Brewing Co., Class B	40,350	3,483,819
Monster Beverage Corp.*	97,200	4,828,896
National Beverage Corp. (x)	2,300	215,188
PepsiCo, Inc.	316,390	36,539,881

		96,885,053

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc. (x)	9,800	1,049,678
Costco Wholesale Corp.	98,150	15,697,129
CVS Health Corp.	225,410	18,136,489
Kroger Co. (The)	201,320	4,694,782
Performance Food Group Co.*	9,000	246,600
PriceSmart, Inc.	1,100	96,360
Rite Aid Corp.*	254,100	749,595
Sprouts Farmers Market, Inc.*	37,300	845,591
Sysco Corp.	108,950	5,483,453
US Foods Holding Corp.*	29,600	805,712
Walgreens Boots Alliance, Inc.	207,180	16,224,266
Wal-Mart Stores, Inc.	322,720	24,423,450
Whole Foods Market, Inc.	77,400	3,259,314

		91,712,419

Food Products (1.4%)
Archer-Daniels-Midland Co.	126,760	5,245,329
B&G Foods, Inc. (x)	13,900	494,840
Blue Buffalo Pet Products, Inc.*	20,600	469,886
Bunge Ltd.	34,980	2,609,508
Campbell Soup Co.	41,300	2,153,795
Conagra Brands, Inc.	89,650	3,205,884
Darling Ingredients, Inc.*	28,800	453,312
Flowers Foods, Inc.	47,400	820,494
General Mills, Inc.	127,500	7,063,500
Hain Celestial Group, Inc. (The) (x)*	25,800	1,001,556
Hershey Co. (The)	31,150	3,344,575
Hormel Foods Corp. (x)	64,600	2,203,506
Ingredion, Inc.	17,300	2,062,333
J&J Snack Foods Corp.	1,300	171,691
JM Smucker Co. (The)	25,927	3,067,942
Kellogg Co.	60,200	4,181,492
Kraft Heinz Co. (The)	136,036	11,650,123
Lamb Weston Holdings, Inc.	34,350	1,512,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Lancaster Colony Corp.	4,500	$551,790
McCormick & Co., Inc. (Non-Voting)	25,650	2,501,132
Mondelez International, Inc., Class A	324,710	14,024,225
Pilgrim’s Pride Corp.*	11,600	254,272
Pinnacle Foods, Inc.	28,400	1,686,960
Post Holdings, Inc.*	14,800	1,149,220
Sanderson Farms, Inc. (x)	4,400	508,860
Seaboard Corp.	100	399,500
Snyder’s-Lance, Inc. (x)	18,800	650,856
TreeHouse Foods, Inc.*	13,300	1,086,477
Tyson Foods, Inc., Class A	61,600	3,858,008

		78,383,840

Household Products (1.5%)
Church & Dwight Co., Inc.	60,200	3,123,176
Clorox Co. (The)	30,150	4,017,186
Colgate-Palmolive Co.	190,620	14,130,660
Energizer Holdings, Inc.	16,450	789,929
HRG Group, Inc.*	26,600	471,086
Kimberly-Clark Corp.	81,700	10,548,287
Procter & Gamble Co. (The)	570,545	49,722,997
Spectrum Brands Holdings, Inc. (x)	6,200	775,248

		83,578,569

Personal Products (0.2%)
Coty, Inc., Class A	107,071	2,008,652
Edgewell Personal Care Co.*	16,450	1,250,529
Estee Lauder Cos., Inc. (The), Class A	50,800	4,875,784
Herbalife Ltd. (x)*	17,200	1,226,876
Nu Skin Enterprises, Inc., Class A	15,500	974,020

		10,335,861

Tobacco (1.5%)
Altria Group, Inc.	427,990	31,872,415
Philip Morris International, Inc.	343,730	40,371,089
Reynolds American, Inc.	184,544	12,002,742
Vector Group Ltd.	20,439	435,759

		84,682,005

Total Consumer Staples		445,577,747

Energy (5.5%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	16,900	192,660
Atwood Oceanics, Inc. (x)*	16,000	130,400
Baker Hughes, Inc.	94,084	5,128,519
Bristow Group, Inc. (x)	7,100	54,315
C&J Energy Services, Inc.*	12,400	424,948
Diamond Offshore Drilling, Inc. (x)*	58,500	633,555
Dril-Quip, Inc.*	9,600	468,480
Ensco plc, Class A (x)	57,000	294,120
Era Group, Inc.*	1,200	11,352
Exterran Corp.*	10,350	276,345
Fairmount Santrol Holdings, Inc. (x)*	112,700	439,530

Forum Energy Technologies, Inc. (x)*	14,100	$219,960
Frank’s International NV (x)	30,100	249,529
Halliburton Co.	194,130	8,291,292
Helmerich & Payne, Inc. (x)	22,200	1,206,348
Keane Group, Inc. (x)*	9,000	144,000
McDermott International, Inc.*	33,000	236,610
Nabors Industries Ltd. (x)	78,990	642,979
National Oilwell Varco, Inc.	85,380	2,812,417
NCS Multistage Holdings, Inc. (x)*	2,000	50,360
Noble Corp. plc (x)	181,200	655,944
Oceaneering International, Inc.	24,600	561,864
Oil States International, Inc.*	14,600	396,390
Patterson-UTI Energy, Inc.	45,900	926,721
ProPetro Holding Corp. (x)*	9,300	129,828
Rowan Cos. plc, Class A*	28,800	294,912
RPC, Inc. (x)	17,100	345,591
Schlumberger Ltd.	311,255	20,493,029
SEACOR Holdings, Inc.*	1,500	51,450
SEACOR Marine Holdings, Inc. (x)*	1,508	30,703
Select Energy Services, Inc., Class A (x)*	2,900	35,235
Superior Energy Services, Inc.*	48,500	505,855
Transocean Ltd. (x)*	81,000	666,630
Unit Corp.*	7,000	131,110
US Silica Holdings, Inc.	14,900	528,801
Weatherford International plc (x)*	188,500	729,495

		48,391,277

Oil, Gas & Consumable Fuels (4.7%)
Alon USA Energy, Inc.	6,200	82,584
Anadarko Petroleum Corp.	129,880	5,888,759
Antero Resources Corp.*	51,000	1,102,110
Apache Corp.	91,780	4,399,015
Arch Coal, Inc., Class A (x)	4,600	314,180
Cabot Oil & Gas Corp.	108,700	2,726,196
California Resources Corp. (x)*	9,724	83,140
Callon Petroleum Co. (x)*	29,100	308,751
Carrizo Oil & Gas, Inc.*	35,500	618,410
Centennial Resource Development, Inc., Class A (x)*	15,100	238,882
Cheniere Energy, Inc.*	46,900	2,284,499
Chesapeake Energy Corp. (x)*	199,910	993,553
Chevron Corp.	419,000	43,714,270
Cimarex Energy Co.	24,260	2,280,683
Concho Resources, Inc.*	32,700	3,974,031
ConocoPhillips	274,176	12,052,777
CONSOL Energy, Inc.*	54,000	806,760
Continental Resources, Inc.*	20,200	653,066
CVR Energy, Inc. (x)	5,600	121,856
Delek US Holdings, Inc.	9,400	248,536
Devon Energy Corp.	122,830	3,926,875
Diamondback Energy, Inc.*	21,700	1,927,177
Energen Corp.*	20,400	1,007,148
EOG Resources, Inc.	125,900	11,396,468
EP Energy Corp., Class A (x)*	42,800	156,648
EQT Corp.	40,400	2,367,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Extraction Oil & Gas, Inc. (x)*	19,387	$260,755
Exxon Mobil Corp.#	939,065	75,810,717
Frontline Ltd. (x)	11,000	63,030
GasLog Ltd.	4,500	68,625
Golar LNG Ltd. (x)	21,900	487,275
Green Plains, Inc.	8,500	174,675
Gulfport Energy Corp.*	29,500	435,125
Hess Corp.	66,220	2,905,071
HollyFrontier Corp.	37,332	1,025,510
Jagged Peak Energy, Inc. (x)*	7,800	104,130
Kinder Morgan, Inc.	429,871	8,236,328
Kosmos Energy Ltd. (x)*	41,000	262,810
Laredo Petroleum, Inc.*	30,700	322,964
Marathon Oil Corp.	198,290	2,349,737
Marathon Petroleum Corp.	121,890	6,378,504
Matador Resources Co. (x)*	18,100	386,797
Murphy Oil Corp.	37,020	948,823
Newfield Exploration Co.*	46,550	1,324,813
Noble Energy, Inc.	110,554	3,128,678
Oasis Petroleum, Inc.*	42,800	344,540
Occidental Petroleum Corp.	173,960	10,414,985
ONEOK, Inc.	48,000	2,503,680
Par Pacific Holdings, Inc. (x)*	2,100	37,884
Parsley Energy, Inc., Class A*	49,800	1,381,950
PBF Energy, Inc., Class A (x)	22,900	509,754
PDC Energy, Inc.*	9,900	426,789
Phillips 66	96,488	7,978,593
Pioneer Natural Resources Co.	37,250	5,944,355
QEP Resources, Inc.*	53,400	539,340
Range Resources Corp.	49,600	1,149,232
Rice Energy, Inc.*	27,900	742,977
RSP Permian, Inc.*	22,500	726,075
Scorpio Tankers, Inc.	67,700	268,769
SemGroup Corp., Class A	24,300	656,100
Ship Finance International Ltd. (x)	24,000	326,400
SM Energy Co.	15,700	259,521
Southwestern Energy Co.*	114,550	696,464
SRC Energy, Inc. (x)*	26,300	176,999
Targa Resources Corp.	37,900	1,713,080
Teekay Corp.	10,600	70,702
Tellurian, Inc. (x)*	9,200	92,276
Tesoro Corp.	37,901	3,547,534
Ultra Petroleum Corp. (x)*	24,400	264,740
Valero Energy Corp.	98,930	6,673,818
Whiting Petroleum Corp. (x)*	46,200	254,562
WildHorse Resource Development Corp.*	6,200	76,694
Williams Cos., Inc. (The)	183,000	5,541,240
World Fuel Services Corp.	17,900	688,255
WPX Energy, Inc.*	86,833	838,807

		263,193,892

Total Energy		311,585,169

Financials (14.8%)
Banks (6.4%)
1st Source Corp.	700	33,558
Ameris Bancorp	1,700	81,940
Associated Banc-Corp	40,500	1,020,600
Banc of California, Inc. (x)	8,700	187,050
BancFirst Corp.	300	28,980

BancorpSouth, Inc.	31,550	$962,275
Bank of America Corp.	2,205,692	53,510,088
Bank of Hawaii Corp.	12,700	1,053,719
Bank of NT Butterfield & Son Ltd. (The)	8,600	293,260
Bank of the Ozarks, Inc.	17,400	815,538
BankUnited, Inc.	26,500	893,315
Banner Corp.	5,900	333,409
BB&T Corp.	187,079	8,495,257
Berkshire Hills Bancorp, Inc.	3,100	108,965
BOK Financial Corp. (x)	6,050	508,987
Boston Private Financial Holdings, Inc.	3,500	53,725
Brookline Bancorp, Inc.	29,000	423,400
Cadence BanCorp*	900	19,692
Capital Bank Financial Corp., Class A	3,800	144,780
Cathay General Bancorp	21,630	820,859
CenterState Banks, Inc.	3,100	77,066
Central Pacific Financial Corp.	1,800	56,646
Chemical Financial Corp.	15,214	736,510
CIT Group, Inc.	45,700	2,225,590
Citigroup, Inc.	610,084	40,802,418
Citizens Financial Group, Inc.	124,500	4,442,160
City Holding Co.	8,430	555,284
Columbia Banking System, Inc.	14,000	557,900
Comerica, Inc.	43,300	3,171,292
Commerce Bancshares, Inc.	25,282	1,436,776
Community Bank System, Inc.	8,900	496,353
Cullen/Frost Bankers, Inc.	12,200	1,145,702
CVB Financial Corp.	25,800	578,694
Eagle Bancorp, Inc.*	4,700	297,510
East West Bancorp, Inc.	39,500	2,313,910
Enterprise Financial Services Corp.	1,500	61,200
FCB Financial Holdings, Inc., Class A*	7,800	372,450
Fifth Third Bancorp	177,050	4,596,218
First BanCorp*	13,100	75,849
First Busey Corp.	6,133	179,820
First Citizens BancShares, Inc., Class A	2,200	819,940
First Commonwealth Financial Corp.	12,200	154,696
First Financial Bancorp	2,200	60,940
First Financial Bankshares, Inc. (x)	18,800	830,960
First Financial Corp.	9,800	463,540
First Hawaiian, Inc.	11,800	361,316
First Horizon National Corp.	68,162	1,187,382
First Interstate BancSystem, Inc., Class A	9,500	353,400
First Merchants Corp.	2,000	80,280
First Midwest Bancorp, Inc.	22,400	522,144
First Republic Bank	34,500	3,453,450
FNB Corp.	68,356	967,921
Fulton Financial Corp.	42,300	803,700
Glacier Bancorp, Inc.	20,100	735,861
Great Western Bancorp, Inc.	13,800	563,178
Hancock Holding Co.	24,124	1,182,076
Hanmi Financial Corp.	1,500	42,675
Heartland Financial USA, Inc.	1,000	47,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Hilltop Holdings, Inc.	18,400	$482,264
Home BancShares, Inc.	21,800	542,820
Hope Bancorp, Inc.	29,283	546,128
Huntington Bancshares, Inc.	250,591	3,387,990
IBERIABANK Corp.	11,200	912,800
Independent Bank Corp.	2,400	159,960
Independent Bank Group, Inc.	1,000	59,500
International Bancshares Corp.	16,300	571,315
Investors Bancorp, Inc.	56,965	761,052
JPMorgan Chase & Co.	783,225	71,586,765
KeyCorp	252,202	4,726,265
Lakeland Bancorp, Inc.	1,700	32,045
Lakeland Financial Corp.	800	36,704
LegacyTexas Financial Group, Inc.	8,300	316,479
M&T Bank Corp.	34,457	5,580,311
MB Financial, Inc.	13,100	576,924
NBT Bancorp, Inc.	13,900	513,605
Old National Bancorp	23,600	407,100
Pacific Premier Bancorp, Inc.*	2,200	81,180
PacWest Bancorp	26,596	1,242,033
Park National Corp.	300	31,116
People’s United Financial, Inc.	74,200	1,310,372
Pinnacle Financial Partners, Inc.	16,056	1,008,317
PNC Financial Services Group, Inc. (The)	107,118	13,375,825
Popular, Inc.	24,050	1,003,126
Prosperity Bancshares, Inc.	15,900	1,021,416
Regions Financial Corp.	265,900	3,892,776
Renasant Corp.	1,700	74,358
S&T Bancorp, Inc.	11,700	419,562
Sandy Spring Bancorp, Inc.	1,400	56,924
Seacoast Banking Corp. of Florida*	3,300	79,530
ServisFirst Bancshares, Inc.	6,700	247,163
Signature Bank*	12,100	1,736,713
Simmons First National Corp., Class A	5,200	275,080
South State Corp.	5,900	505,630
State Bank Financial Corp.	1,300	35,256
Sterling Bancorp	28,800	669,600
SunTrust Banks, Inc.	114,350	6,485,932
SVB Financial Group*	13,400	2,355,586
Synovus Financial Corp.	29,000	1,282,960
TCF Financial Corp.	56,950	907,783
Texas Capital Bancshares, Inc.*	12,000	928,800
Tompkins Financial Corp.	6,739	530,494
Towne Bank	16,379	504,473
Trustmark Corp.	11,650	374,664
UMB Financial Corp.	10,600	793,516
Umpqua Holdings Corp.	44,690	820,508
Union Bankshares Corp.	2,200	74,580
United Bankshares, Inc. (x)	20,400	799,680
United Community Banks, Inc.	12,500	347,500
US Bancorp	350,490	18,197,441
Valley National Bancorp	71,829	848,300
Webster Financial Corp.	25,700	1,342,054
Wells Fargo & Co.	994,819	55,122,921
WesBanco, Inc.	13,000	514,020
Westamerica Bancorp	4,500	252,180

Western Alliance Bancorp*	20,800	$1,023,360
Wintrust Financial Corp.	11,500	879,060
Zions Bancorp.	49,600	2,177,936

		361,429,056

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	13,740	2,278,916
Ameriprise Financial, Inc.	32,960	4,195,478
Artisan Partners Asset Management, Inc., Class A	9,100	279,370
Associated Capital Group, Inc., Class A	6,900	234,600
Bank of New York Mellon Corp. (The)	223,150	11,385,113
BGC Partners, Inc., Class A	50,700	640,848
BlackRock, Inc.	28,110	11,873,945
CBOE Holdings, Inc.	22,800	2,083,920
Charles Schwab Corp. (The)	268,134	11,519,037
CME Group, Inc.	78,165	9,789,385
Cohen & Steers, Inc.	10,700	433,778
Donnelley Financial Solutions, Inc.*	4,441	101,965
E*TRADE Financial Corp.*	68,710	2,613,041
Eaton Vance Corp.	24,640	1,165,965
Evercore Partners, Inc., Class A	8,900	627,450
FactSet Research Systems, Inc.	10,000	1,661,800
Federated Investors, Inc., Class B	23,300	658,225
Financial Engines, Inc.	13,900	508,740
Franklin Resources, Inc.	83,090	3,721,601
GAMCO Investors, Inc., Class A	6,600	195,360
Goldman Sachs Group, Inc. (The)	81,300	18,040,470
Hamilton Lane, Inc., Class A	1,700	37,383
Houlihan Lokey, Inc.	1,700	59,330
Interactive Brokers Group, Inc., Class A (x)	14,040	525,377
Intercontinental Exchange, Inc.	135,390	8,924,909
Invesco Ltd.	96,600	3,399,354
KCG Holdings, Inc., Class A*	19,400	386,836
Lazard Ltd., Class A	34,700	1,607,651
Legg Mason, Inc.	19,050	726,948
LPL Financial Holdings, Inc.	22,800	968,088
MarketAxess Holdings, Inc.	8,260	1,661,086
Moelis & Co., Class A	11,200	435,120
Moody’s Corp.	39,750	4,836,780
Morgan Stanley	292,273	13,023,685
Morningstar, Inc.	3,200	250,688
MSCI, Inc.	21,334	2,197,189
Nasdaq, Inc.	29,600	2,116,104
Northern Trust Corp.	48,650	4,729,266
OM Asset Management plc	23,000	341,780
Piper Jaffray Cos.	4,700	281,765
Raymond James Financial, Inc.	29,600	2,374,512
S&P Global, Inc.	57,030	8,325,810
SEI Investments Co.	33,650	1,809,697
State Street Corp.	82,850	7,434,130
Stifel Financial Corp.*	15,339	705,287
T. Rowe Price Group, Inc.	57,080	4,235,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TD Ameritrade Holding Corp.	56,836	$2,443,380
Virtu Financial, Inc., Class A (x)	17,000	300,050
Waddell & Reed Financial, Inc., Class A (x)	23,920	451,610
WisdomTree Investments, Inc. (x)	27,400	278,658

		158,877,387

Consumer Finance (0.7%)
Ally Financial, Inc.	117,200	2,449,480
American Express Co.	164,356	13,845,349
Capital One Financial Corp.	109,670	9,060,935
Credit Acceptance Corp. (x)*	1,900	488,566
Discover Financial Services	87,170	5,421,102
Encore Capital Group, Inc. (x)*	2,500	100,375
FirstCash, Inc.	10,972	639,668
Green Dot Corp., Class A*	2,800	107,884
LendingClub Corp.*	79,800	439,698
Navient Corp.	80,584	1,341,724
Nelnet, Inc., Class A	5,800	272,658
OneMain Holdings, Inc.*	11,300	277,867
PRA Group, Inc.*	13,600	515,440
Santander Consumer USA Holdings, Inc.*	21,800	278,168
SLM Corp.*	117,584	1,352,216
Synchrony Financial	179,800	5,361,636

		41,952,766

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	426,085	72,166,017
FNFV Group*	18,860	297,988
Leucadia National Corp.	73,888	1,932,910
Voya Financial, Inc.	42,500	1,567,825

		75,964,740

Insurance (3.1%)
Aflac, Inc.	85,950	6,676,596
Alleghany Corp.*	3,854	2,292,359
Allied World Assurance Co. Holdings AG	25,640	1,356,356
Allstate Corp. (The)	85,240	7,538,626
American Equity Investment Life Holding Co.	17,400	457,272
American Financial Group, Inc.	16,830	1,672,397
American International Group, Inc.	204,236	12,768,835
American National Insurance Co.	4,000	465,960
AMERISAFE, Inc.	3,100	176,545
AmTrust Financial Services, Inc. (x)	18,600	281,604
Aon plc	57,578	7,654,995
Arch Capital Group Ltd.*	29,800	2,780,042
Argo Group International Holdings Ltd.	4,500	272,700
Arthur J Gallagher & Co	39,500	2,261,375
Aspen Insurance Holdings Ltd.	18,170	905,774
Assurant, Inc.	12,900	1,337,601
Assured Guaranty Ltd.	33,400	1,394,116
Athene Holding Ltd., Class A*	6,154	305,300

Axis Capital Holdings Ltd.	25,170	$1,627,492
Brown & Brown, Inc.	35,300	1,520,371
Chubb Ltd.	105,944	15,402,139
Cincinnati Financial Corp.	34,320	2,486,484
CNA Financial Corp.	9,600	468,000
CNO Financial Group, Inc.	59,300	1,238,184
Employers Holdings, Inc.	1,100	46,530
Enstar Group Ltd.*	2,700	536,355
Erie Indemnity Co., Class A	5,900	737,913
Everest Re Group Ltd.	9,800	2,494,982
FBL Financial Group, Inc., Class A	1,600	98,400
Fidelity & Guaranty Life (x)	13,800	428,490
First American Financial Corp.	26,400	1,179,816
FNF Group	65,689	2,944,838
Genworth Financial, Inc., Class A*	116,400	438,828
Hanover Insurance Group, Inc. (The)	10,690	947,455
Hartford Financial Services Group, Inc. (The)	82,510	4,337,551
Horace Mann Educators Corp.	6,200	234,360
Infinity Property & Casualty Corp.	500	47,000
James River Group Holdings Ltd.	3,000	119,190
Kemper Corp.	12,000	463,200
Lincoln National Corp.	53,650	3,625,667
Loews Corp.	64,792	3,032,913
Maiden Holdings Ltd.	6,400	71,040
Markel Corp.*	3,460	3,376,476
Marsh & McLennan Cos., Inc.	113,750	8,867,950
MBIA, Inc.*	38,100	359,283
Mercury General Corp.	4,800	259,200
MetLife, Inc.	207,160	11,381,370
National General Holdings Corp.	12,700	267,970
National Western Life Group, Inc., Class A	200	63,924
Navigators Group, Inc. (The)	700	38,430
Old Republic International Corp.	71,894	1,404,090
OneBeacon Insurance Group Ltd., Class A	14,000	255,220
Primerica, Inc.	14,700	1,113,525
Principal Financial Group, Inc.	62,900	4,030,003
ProAssurance Corp.	11,800	717,440
Progressive Corp. (The)	128,200	5,652,338
Prudential Financial, Inc.	98,431	10,644,328
Reinsurance Group of America, Inc.	15,510	1,991,329
RenaissanceRe Holdings Ltd.	9,760	1,357,128
RLI Corp.	8,880	485,026
Safety Insurance Group, Inc.	500	34,150
Selective Insurance Group, Inc.	13,700	685,685
State Auto Financial Corp.	400	10,292
Stewart Information Services Corp.	900	40,842
Third Point Reinsurance Ltd.*	15,800	219,620
Torchmark Corp.	26,705	2,042,932
Travelers Cos., Inc. (The)	61,770	7,815,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

United Fire Group, Inc.	700	$30,842
Unum Group	59,400	2,769,822
Validus Holdings Ltd.	17,158	891,701
White Mountains Insurance Group Ltd.	1,100	955,493
Willis Towers Watson plc	28,000	4,072,880
WR Berkley Corp.	27,100	1,874,507
XL Group Ltd.	59,870	2,622,306

		171,457,511

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	73,700	1,569,073
Annaly Capital Management, Inc. (REIT)	227,853	2,745,629
Apollo Commercial Real Estate Finance, Inc. (REIT)	23,400	434,070
ARMOUR Residential REIT, Inc. (REIT)	4,100	102,500
Capstead Mortgage Corp. (REIT)	13,500	140,805
Chimera Investment Corp. (REIT)	44,040	820,465
CYS Investments, Inc. (REIT)	35,300	296,873
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,600	82,332
Invesco Mortgage Capital, Inc. (REIT)	24,500	409,395
KKR Real Estate Finance Trust, Inc. (REIT) (x)	1,100	23,650
Ladder Capital Corp. (REIT)	28,200	378,162
MFA Financial, Inc. (REIT)	120,050	1,007,219
MTGE Investment Corp. (REIT)	3,400	63,920
New Residential Investment Corp. (REIT)	66,550	1,035,518
PennyMac Mortgage Investment Trust (REIT)	15,600	285,324
Redwood Trust, Inc. (REIT)	13,600	231,744
Starwood Property Trust, Inc. (REIT)	57,200	1,280,708
Two Harbors Investment Corp. (REIT)	86,200	854,242

		11,761,629

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	413,075
Bank Mutual Corp.	29,400	269,010
Beneficial Bancorp, Inc.	31,416	471,240
BofI Holding, Inc. (x)*	14,800	351,056
Capitol Federal Financial, Inc.	29,886	424,680
Dime Community Bancshares, Inc.	24,800	486,080
Essent Group Ltd.*	12,000	445,680
Flagstar Bancorp, Inc.*	1,800	55,476
Kearny Financial Corp.	35,632	529,135
LendingTree, Inc. (x)*	2,500	430,500
MGIC Investment Corp.*	75,800	848,960
Nationstar Mortgage Holdings, Inc. (x)*	20,600	368,534

New York Community Bancorp, Inc.	108,550	$1,425,262
Northwest Bancshares, Inc.	16,800	262,248
Provident Financial Services, Inc.	5,500	139,590
Radian Group, Inc.	50,400	824,040
TFS Financial Corp.	12,700	196,469
TrustCo Bank Corp.	12,900	99,975
Walker & Dunlop, Inc.*	1,900	92,777
Washington Federal, Inc.	23,100	766,920
WSFS Financial Corp.	1,000	45,350

		8,946,057

Total Financials		830,389,146

Health Care (13.9%)
Biotechnology (3.1%)
AbbVie, Inc.	352,704	25,574,567
ACADIA Pharmaceuticals, Inc. (x)*	22,600	630,314
Acceleron Pharma, Inc.*	7,600	230,964
Achaogen, Inc. (x)*	10,800	234,684
Achillion Pharmaceuticals, Inc.*	49,600	227,664
Acorda Therapeutics, Inc.*	11,900	234,430
Agenus, Inc. (x)*	13,500	52,785
Agios Pharmaceuticals, Inc. (x)*	8,400	432,180
Aimmune Therapeutics, Inc. (x)*	3,400	69,904
Alder Biopharmaceuticals, Inc. (x)*	16,600	190,070
Alexion Pharmaceuticals, Inc.*	48,453	5,895,277
Alkermes plc*	37,600	2,179,672
Alnylam Pharmaceuticals, Inc. (x)*	17,900	1,427,704
AMAG Pharmaceuticals, Inc. (x)*	16,000	294,400
Amgen, Inc.	162,939	28,062,984
Amicus Therapeutics, Inc. (x)*	28,800	290,016
Arena Pharmaceuticals, Inc. (x)*	4,850	81,819
Array BioPharma, Inc.*	36,700	307,179
Avexis, Inc. (x)*	5,900	484,744
Axovant Sciences Ltd. (x)*	12,100	280,599
Biogen, Inc.*	46,960	12,743,066
Biohaven Pharmaceutical Holding Co. Ltd.*	2,600	65,000
BioMarin Pharmaceutical, Inc.*	39,500	3,587,390
Bioverativ, Inc.*	24,880	1,497,030
Bluebird Bio, Inc. (x)*	8,000	840,400
Blueprint Medicines Corp.*	5,500	278,685
Celgene Corp.*	173,038	22,472,445
Celldex Therapeutics, Inc. (x)*	8,700	21,489
Clovis Oncology, Inc.*	6,700	627,321
Eagle Pharmaceuticals, Inc. (x)*	3,500	276,115
Emergent BioSolutions, Inc.*	9,100	308,581
Esperion Therapeutics, Inc. (x)*	9,600	444,288
Exact Sciences Corp.*	23,800	841,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Exelixis, Inc.*	63,800	$1,571,394
FibroGen, Inc.*	14,700	474,810
Five Prime Therapeutics, Inc.*	9,200	277,012
Foundation Medicine, Inc. (x)*	2,500	99,375
Genomic Health, Inc.*	9,100	296,205
Gilead Sciences, Inc.	287,991	20,384,003
Global Blood Therapeutics, Inc.*	9,000	246,150
Halozyme Therapeutics, Inc. (x)*	25,700	329,474
Heron Therapeutics, Inc. (x)*	13,500	186,975
Immunomedics, Inc. (x)*	26,300	232,229
Incyte Corp.*	37,700	4,746,807
Insmed, Inc.*	3,800	65,208
Insys Therapeutics, Inc. (x)*	24,000	303,600
Intercept Pharmaceuticals, Inc. (x)*	3,200	387,424
Intrexon Corp. (x)*	10,900	262,581
Ionis Pharmaceuticals, Inc. (x)*	31,900	1,622,753
Ironwood Pharmaceuticals, Inc. (x)*	22,200	419,136
Juno Therapeutics, Inc. (x)*	14,700	439,383
Karyopharm Therapeutics, Inc. (x)*	8,700	78,735
Keryx Biopharmaceuticals, Inc. (x)*	30,700	221,961
Kite Pharma, Inc. (x)*	10,700	1,109,269
Lexicon Pharmaceuticals, Inc. (x)*	15,400	253,330
Ligand Pharmaceuticals, Inc. (x)*	3,500	424,900
Loxo Oncology, Inc.*	5,800	465,102
MiMedx Group, Inc. (x)*	18,300	273,951
Momenta Pharmaceuticals, Inc.*	20,900	353,210
Myriad Genetics, Inc. (x)*	11,500	297,160
Neurocrine Biosciences, Inc. (x)*	18,900	869,400
OPKO Health, Inc. (x)*	85,025	559,464
PDL BioPharma, Inc.*	58,500	144,495
Portola Pharmaceuticals, Inc.*	11,200	629,104
Prothena Corp. plc (x)*	7,900	427,548
Puma Biotechnology, Inc.*	5,000	437,000
Radius Health, Inc. (x)*	6,900	312,087
Regeneron Pharmaceuticals, Inc.*	17,400	8,545,836
Repligen Corp.*	4,400	182,336
Retrophin, Inc.*	7,300	141,547
Sage Therapeutics, Inc. (x)*	6,700	533,588
Sarepta Therapeutics, Inc. (x)*	9,800	330,358
Seattle Genetics, Inc.*	23,100	1,195,194
Seres Therapeutics, Inc. (x)*	5,200	58,760
Spark Therapeutics, Inc. (x)*	4,800	286,752
Synergy Pharmaceuticals, Inc. (x)*	89,500	398,275
TESARO, Inc. (x)*	8,200	1,146,852
Ultragenyx Pharmaceutical, Inc. (x)*	8,700	540,357
United Therapeutics Corp.*	10,000	1,297,300
Vertex Pharmaceuticals, Inc.*	55,700	7,178,059

Xencor, Inc.*	2,900	$61,219
ZIOPHARM Oncology, Inc. (x)*	37,668	234,295

		172,517,535

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.	4,600	243,892
Abbott Laboratories	374,512	18,205,028
ABIOMED, Inc.*	9,900	1,418,670
Alere, Inc.*	21,250	1,066,537
Align Technology, Inc.*	16,900	2,537,028
Analogic Corp.	2,000	145,300
Atrion Corp.	100	64,330
Baxter International, Inc.	117,280	7,100,131
Becton Dickinson and Co.	48,450	9,453,080
Boston Scientific Corp.*	301,000	8,343,720
Cantel Medical Corp.	8,150	634,967
Cardiovascular Systems, Inc.*	2,500	80,575
CONMED Corp.	5,200	264,888
Cooper Cos., Inc. (The)	11,800	2,825,156
CR Bard, Inc.	16,080	5,083,049
Danaher Corp.	137,060	11,566,493
DENTSPLY SIRONA, Inc.	56,580	3,668,647
DexCom, Inc. (x)*	20,100	1,470,315
Edwards Lifesciences Corp.*	47,100	5,569,104
Glaukos Corp. (x)*	8,800	364,936
Globus Medical, Inc., Class A (x)*	14,100	467,415
Haemonetics Corp.*	12,100	477,829
Halyard Health, Inc.*	7,975	313,258
Hill-Rom Holdings, Inc.	14,830	1,180,616
Hologic, Inc.*	62,600	2,840,788
ICU Medical, Inc.*	2,400	414,000
IDEXX Laboratories, Inc.*	19,800	3,196,116
Inogen, Inc.*	2,500	238,550
Insulet Corp. (x)*	13,900	713,209
Integer Holdings Corp.*	8,600	371,950
Integra LifeSciences Holdings Corp.*	14,600	795,846
Intuitive Surgical, Inc.*	8,400	7,857,108
iRhythm Technologies, Inc.*	5,000	212,450
K2M Group Holdings, Inc.*	3,700	90,132
LivaNova plc (x)*	10,700	654,947
Masimo Corp.*	13,200	1,203,576
Medtronic plc	303,485	26,934,294
Meridian Bioscience, Inc.	16,100	253,575
Merit Medical Systems, Inc.*	2,800	106,820
Natus Medical, Inc.*	9,600	358,080
Neogen Corp.*	9,900	684,189
Nevro Corp.*	5,600	416,808
Novocure Ltd. (x)*	8,000	138,400
NuVasive, Inc.*	12,950	996,114
NxStage Medical, Inc.*	12,800	320,896
OraSure Technologies, Inc.*	6,200	107,012
Orthofix International NV*	100	4,648
Penumbra, Inc.*	4,100	359,775
Quidel Corp.*	1,600	43,424
ResMed, Inc.	34,700	2,702,089
Spectranetics Corp. (The)*	11,600	445,440
STERIS plc	18,500	1,507,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Stryker Corp.	76,170	$10,570,873
Teleflex, Inc.	10,900	2,264,584
Varex Imaging Corp.*	8,924	301,631
Varian Medical Systems, Inc.*	22,310	2,302,169
West Pharmaceutical Services, Inc.	16,900	1,597,388
Wright Medical Group NV*	21,955	603,543
Zimmer Biomet Holdings, Inc.	44,600	5,726,640

		159,879,778

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc. (x)*	14,500	716,010
Aetna, Inc.	71,797	10,900,939
Almost Family, Inc.*	900	55,485
Amedisys, Inc.*	5,800	364,298
AmerisourceBergen Corp.	36,700	3,469,251
AMN Healthcare Services, Inc.*	11,000	429,550
Anthem, Inc.	60,780	11,434,541
BioTelemetry, Inc.*	4,600	153,870
Brookdale Senior Living, Inc.*	50,735	746,312
Cardinal Health, Inc.	73,800	5,750,496
Centene Corp.*	42,824	3,420,781
Chemed Corp.	4,200	859,026
Cigna Corp.	54,840	9,179,668
Community Health Systems, Inc.*	33,267	331,339
CorVel Corp.*	400	18,980
DaVita, Inc.*	39,400	2,551,544
Diplomat Pharmacy, Inc.*	13,200	195,360
Ensign Group, Inc. (The)	2,100	45,717
Envision Healthcare Corp.*	25,296	1,585,300
Express Scripts Holding Co.*	134,651	8,596,120
HCA Healthcare, Inc.*	65,500	5,711,600
HealthEquity, Inc.*	9,000	448,470
HealthSouth Corp.	24,800	1,200,320
Henry Schein, Inc.*	19,750	3,614,645
Humana, Inc.	31,900	7,675,778
Kindred Healthcare, Inc.	27,300	318,045
Laboratory Corp. of America Holdings*	24,435	3,766,411
LHC Group, Inc.*	1,400	95,046
LifePoint Health, Inc.*	14,250	956,887
Magellan Health, Inc.*	4,800	349,920
McKesson Corp.	47,680	7,845,267
MEDNAX, Inc.*	22,740	1,372,814
Molina Healthcare, Inc. (x)*	12,900	892,422
National HealthCare Corp.	400	28,056
Owens & Minor, Inc.	15,050	484,459
Patterson Cos., Inc. (x)	27,600	1,295,820
PharMerica Corp.*	9,770	256,462
Premier, Inc., Class A*	12,400	446,400
Quest Diagnostics, Inc.	33,230	3,693,847
Select Medical Holdings Corp. (x)*	19,500	299,325
Surgery Partners, Inc.*	1,400	31,850
Teladoc, Inc.*	10,700	371,290
Tenet Healthcare Corp. (x)*	30,575	591,321
Tivity Health, Inc.*	4,300	171,355
UnitedHealth Group, Inc.	211,257	39,171,273

Universal Health Services, Inc., Class B	19,580	$2,390,326
VCA, Inc.*	17,650	1,629,272
WellCare Health Plans, Inc.*	10,400	1,867,424

		147,780,692

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	822,382
athenahealth, Inc. (x)*	9,100	1,279,005
Castlight Health, Inc., Class B (x)*	23,700	98,355
Cerner Corp.*	69,100	4,593,077
Cotiviti Holdings, Inc.*	9,700	360,258
Evolent Health, Inc., Class A*	9,900	250,965
HealthStream, Inc.*	900	23,688
HMS Holdings Corp.*	22,500	416,250
Inovalon Holdings, Inc., Class A (x)*	19,500	256,425
Medidata Solutions, Inc.*	13,600	1,063,520
Omnicell, Inc.*	2,500	107,750
Quality Systems, Inc.*	7,500	129,075
Veeva Systems, Inc., Class A*	22,500	1,379,475

		10,780,225

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc. (x)*	2,400	65,640
Agilent Technologies, Inc.	76,430	4,533,063
Albany Molecular Research, Inc.*	20,600	447,020
Bio-Rad Laboratories, Inc., Class A*	5,100	1,154,181
Bio-Techne Corp.	11,450	1,345,375
Bruker Corp.	27,900	804,636
Cambrex Corp.*	6,600	394,350
Charles River Laboratories International, Inc.*	12,250	1,239,087
Illumina, Inc.*	33,200	5,760,864
INC Research Holdings, Inc., Class A*	9,500	555,750
Luminex Corp.	1,800	38,016
Medpace Holdings, Inc.*	2,000	58,000
Mettler-Toledo International, Inc.*	6,100	3,590,094
PAREXEL International Corp.*	14,570	1,266,279
Patheon NV*	10,000	348,800
PerkinElmer, Inc.	27,500	1,873,850
PRA Health Sciences, Inc.*	6,100	457,561
QIAGEN NV*	57,007	1,911,445
Quintiles IMS Holdings, Inc.*	31,780	2,844,310
Thermo Fisher Scientific, Inc.	88,050	15,362,084
VWR Corp.*	18,800	620,588
Waters Corp.*	18,000	3,309,120

		47,980,113

Pharmaceuticals (4.3%)
Aerie Pharmaceuticals, Inc.*	8,300	436,165
Akorn, Inc.*	16,200	543,348
Allergan plc	75,347	18,316,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Bristol-Myers Squibb Co.	364,730	$20,322,756
Catalent, Inc.*	27,600	968,760
Corcept Therapeutics, Inc.*	11,200	132,160
Dermira, Inc. (x)*	10,300	300,142
Eli Lilly & Co.	217,310	17,884,613
Endo International plc*	50,254	561,337
Horizon Pharma plc*	37,600	446,312
Impax Laboratories, Inc.*	17,900	288,190
Innoviva, Inc. (x)*	23,900	305,920
Intra-Cellular Therapies, Inc. (x)*	9,600	119,232
Johnson & Johnson	597,260	79,011,525
Lannett Co., Inc. (x)*	9,600	195,840
Mallinckrodt plc*	28,292	1,267,765
Medicines Co. (The) (x)*	11,200	425,712
Merck & Co., Inc.	606,390	38,863,535
Mylan NV*	117,950	4,578,819
Nektar Therapeutics (x)*	31,600	617,780
Omeros Corp. (x)*	12,900	256,775
Pacira Pharmaceuticals, Inc.*	7,500	357,750
Perrigo Co. plc	28,300	2,137,216
Pfizer, Inc.	1,310,117	44,006,830
Phibro Animal Health Corp., Class A	1,700	62,985
Prestige Brands Holdings, Inc.*	14,500	765,745
Supernus Pharmaceuticals, Inc.*	13,200	568,920
TherapeuticsMD, Inc. (x)*	49,500	260,865
Theravance Biopharma, Inc. (x)*	2,600	103,584
Zoetis, Inc.	107,100	6,680,898

		240,787,581

Total Health Care		779,725,924

Industrials (10.7%)
Aerospace & Defense (2.2%)
Aerojet Rocketdyne Holdings, Inc.*	4,400	91,520
Arconic, Inc.	98,716	2,235,917
Boeing Co. (The)	125,900	24,896,725
BWX Technologies, Inc.	25,200	1,228,500
Curtiss-Wright Corp.	12,700	1,165,606
DigitalGlobe, Inc.*	11,000	366,300
Esterline Technologies Corp.*	10,200	966,960
General Dynamics Corp.	57,470	11,384,807
HEICO Corp. (x)	6,491	466,314
HEICO Corp., Class A	12,125	752,356
Hexcel Corp.	21,200	1,119,148
Huntington Ingalls Industries, Inc.	10,500	1,954,680
KLX, Inc.*	13,730	686,500
L3 Technologies, Inc.	18,170	3,035,844
Lockheed Martin Corp.	55,460	15,396,251
Mercury Systems, Inc.*	3,900	164,151
Moog, Inc., Class A*	12,000	860,640
Northrop Grumman Corp.	37,350	9,588,118
Orbital ATK, Inc.	14,569	1,433,007
Raytheon Co.	66,890	10,801,397
Rockwell Collins, Inc.	36,265	3,810,726
Spirit AeroSystems Holdings, Inc., Class A	32,900	1,906,226

Teledyne Technologies, Inc.*	8,700	$1,110,555
Textron, Inc.	61,400	2,891,940
TransDigm Group, Inc.	11,250	3,024,788
Triumph Group, Inc.	11,100	350,760
United Technologies Corp.	165,240	20,177,456

		121,867,192

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	35,000	2,403,800
Expeditors International of Washington, Inc.	40,800	2,304,384
FedEx Corp.	56,150	12,203,079
Forward Air Corp.	1,400	74,592
Hub Group, Inc., Class A*	2,600	99,710
United Parcel Service, Inc., Class B	156,650	17,323,924
XPO Logistics, Inc.*	22,800	1,473,564

		35,883,053

Airlines (0.6%)
Alaska Air Group, Inc.	26,900	2,414,544
Allegiant Travel Co.	4,000	542,400
American Airlines Group, Inc.	98,600	4,961,552
Copa Holdings SA, Class A	7,800	912,600
Delta Air Lines, Inc.	149,550	8,036,817
Hawaiian Holdings, Inc.*	11,300	530,535
JetBlue Airways Corp.*	69,900	1,595,817
SkyWest, Inc.	7,700	270,270
Southwest Airlines Co.	124,300	7,724,002
Spirit Airlines, Inc.*	17,100	883,215
United Continental Holdings, Inc.*	62,240	4,683,560

		32,555,312

Building Products (0.5%)
AAON, Inc.	1,500	55,275
Advanced Drainage Systems, Inc. (x)	9,900	198,990
Allegion plc	22,066	1,789,994
American Woodmark Corp.*	900	85,995
AO Smith Corp.	38,000	2,140,540
Apogee Enterprises, Inc.	2,200	125,048
Armstrong Flooring, Inc.*	2,850	51,215
Armstrong World Industries, Inc.*	10,400	478,400
Builders FirstSource, Inc.*	10,200	156,264
Fortune Brands Home & Security, Inc.	37,950	2,475,858
JELD-WEN Holding, Inc.*	17,900	581,034
Johnson Controls International plc	206,337	8,946,772
Lennox International, Inc. (x)	8,610	1,581,141
Masco Corp.	74,300	2,839,003
Masonite International Corp.*	5,500	415,250
Owens Corning	26,970	1,804,832
Simpson Manufacturing Co., Inc.	6,100	266,631
Trex Co., Inc.*	6,800	460,088
Universal Forest Products, Inc.	3,400	296,854
USG Corp. (x)*	22,500	652,950

		25,402,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	8,300	$344,616
Advanced Disposal Services, Inc.*	5,200	118,196
Brady Corp., Class A	7,400	250,860
Brink’s Co. (The)	10,300	690,100
Cintas Corp.	19,000	2,394,760
Clean Harbors, Inc.*	16,200	904,446
Copart, Inc.*	52,600	1,672,154
Covanta Holding Corp. (x)	26,400	348,480
Deluxe Corp.	11,000	761,420
Essendant, Inc.	12,100	179,443
Healthcare Services Group, Inc.	21,900	1,025,577
Herman Miller, Inc.	14,700	446,880
HNI Corp.	11,700	466,479
KAR Auction Services, Inc.	36,400	1,527,708
Matthews International Corp., Class A	7,900	483,875
Mobile Mini, Inc.	9,700	289,545
MSA Safety, Inc.	5,900	478,903
Multi-Color Corp.	1,000	81,600
Pitney Bowes, Inc.	54,520	823,252
Republic Services, Inc.	55,335	3,526,500
Rollins, Inc.	31,500	1,282,365
RR Donnelley & Sons Co. (x)	16,376	205,355
Steelcase, Inc., Class A	15,100	211,400
Stericycle, Inc.*	21,800	1,663,776
Tetra Tech, Inc.	13,600	622,200
UniFirst Corp.	3,500	492,450
Waste Management, Inc.	100,750	7,390,012
West Corp.	11,600	270,512

		28,952,864

Construction & Engineering (0.2%)
AECOM*	32,802	1,060,489
Chicago Bridge & Iron Co. NV (x)	31,625	623,961
Dycom Industries, Inc. (x)*	8,300	743,016
EMCOR Group, Inc.	15,300	1,000,314
Fluor Corp.	36,560	1,673,717
Granite Construction, Inc.	9,300	448,632
Jacobs Engineering Group, Inc.	28,100	1,528,359
KBR, Inc. (x)	48,800	742,736
MasTec, Inc.*	14,700	663,705
Quanta Services, Inc.*	33,450	1,101,174
Valmont Industries, Inc.	7,700	1,151,920

		10,738,023

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	2,093,784
AMETEK, Inc.	54,075	3,275,323
Atkore International Group, Inc.*	3,500	78,925
AZZ, Inc.	800	44,640
Eaton Corp. plc	104,697	8,148,567
Emerson Electric Co.	142,710	8,508,370
EnerSys	13,300	963,585
Generac Holdings, Inc.*	14,600	527,498
Hubbell, Inc.	15,400	1,742,818
Regal Beloit Corp.	13,900	1,133,545
Rockwell Automation, Inc.	30,500	4,939,780

Sensata Technologies Holding NV (x)*	37,400	$1,597,728

		33,054,563

Industrial Conglomerates (1.9%)
3M Co.	128,430	26,737,842
Carlisle Cos., Inc.	17,300	1,650,420
General Electric Co.	1,925,067	51,996,060
Honeywell International, Inc.	171,400	22,845,906
Roper Technologies, Inc.	23,350	5,406,225

		108,636,453

Machinery (2.0%)
Actuant Corp., Class A	6,600	162,360
AGCO Corp.	18,500	1,246,715
Albany International Corp., Class A	1,600	85,440
Allison Transmission Holdings, Inc.	32,000	1,200,320
Barnes Group, Inc.	15,200	889,656
Caterpillar, Inc.	126,310	13,573,273
Colfax Corp.*	27,730	1,091,730
Crane Co.	11,400	904,932
Cummins, Inc.	36,560	5,930,763
Deere & Co.	70,040	8,656,244
Donaldson Co., Inc.	36,700	1,671,318
Dover Corp.	35,990	2,887,118
EnPro Industries, Inc.	1,200	85,644
ESCO Technologies, Inc.	700	41,755
Flowserve Corp.	35,740	1,659,408
Fortive Corp.	71,230	4,512,420
Franklin Electric Co., Inc.	10,600	438,840
Gardner Denver Holdings, Inc. (x)*	9,500	205,295
Graco, Inc.	12,660	1,383,485
Hillenbrand, Inc.	9,800	353,780
IDEX Corp.	17,840	2,016,098
Illinois Tool Works, Inc.	67,410	9,656,482
Ingersoll-Rand plc	60,500	5,529,095
ITT, Inc.	30,425	1,222,477
John Bean Technologies Corp.	6,800	666,400
Kennametal, Inc.	26,190	980,030
Lincoln Electric Holdings, Inc.	14,260	1,313,203
Manitowoc Co., Inc. (The)*	46,900	281,869
Middleby Corp. (The)*	14,000	1,701,140
Mueller Industries, Inc.	14,700	447,615
Mueller Water Products, Inc., Class A	36,300	423,984
Navistar International Corp. (x)*	13,300	348,859
Nordson Corp.	13,460	1,632,967
Oshkosh Corp.	16,900	1,164,072
PACCAR, Inc.	78,930	5,212,537
Parker-Hannifin Corp.	30,510	4,876,108
Pentair plc	42,587	2,833,739
Proto Labs, Inc. (x)*	5,500	369,875
RBC Bearings, Inc.*	3,900	396,864
REV Group, Inc.	2,700	74,736
Rexnord Corp.*	14,900	346,425
Snap-on, Inc.	14,900	2,354,200
SPX FLOW, Inc.*	7,300	269,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Stanley Black & Decker, Inc.	36,435	$5,127,498
Terex Corp.	19,930	747,375
Timken Co. (The)	21,240	982,350
Toro Co. (The)	26,880	1,862,515
Trinity Industries, Inc.	48,740	1,366,182
WABCO Holdings, Inc.*	12,370	1,577,299
Wabtec Corp. (x)	20,000	1,830,000
Watts Water Technologies, Inc., Class A	3,900	246,480
Welbilt, Inc.*	46,900	884,065
Woodward, Inc.	14,630	988,695
Xylem, Inc.	47,850	2,652,326

		109,363,280

Marine (0.0%)
Kirby Corp.*	14,250	952,613
Matson, Inc.	8,180	245,727

		1,198,340

Professional Services (0.4%)
Advisory Board Co. (The)*	9,380	483,070
CBIZ, Inc.*	34,320	514,800
Dun & Bradstreet Corp. (The)	9,600	1,038,240
Equifax, Inc.	26,620	3,658,120
Exponent, Inc.	1,400	81,620
FTI Consulting, Inc.*	6,400	223,744
Huron Consulting Group, Inc.*	4,400	190,080
IHS Markit Ltd.*	86,500	3,809,460
Insperity, Inc.	3,800	269,800
Korn/Ferry International	8,800	303,864
ManpowerGroup, Inc.	15,180	1,694,847
Nielsen Holdings plc	89,200	3,448,472
On Assignment, Inc.*	13,500	731,025
Resources Connection, Inc.	21,850	299,345
Robert Half International, Inc.	27,260	1,306,572
TransUnion*	28,200	1,221,342
TriNet Group, Inc.*	7,200	235,728
Verisk Analytics, Inc.*	35,500	2,995,135
WageWorks, Inc.*	9,100	611,520

		23,116,784

Road & Rail (0.9%)
AMERCO	2,200	805,332
Avis Budget Group, Inc. (x)*	28,490	776,922
CSX Corp.	194,850	10,631,016
Genesee & Wyoming, Inc., Class A*	14,700	1,005,333
Heartland Express, Inc.	14,400	299,808
JB Hunt Transport Services, Inc.	23,050	2,106,309
Kansas City Southern	23,950	2,506,368
Knight Transportation, Inc. (x)	15,600	577,980
Landstar System, Inc.	9,750	834,600
Norfolk Southern Corp.	64,070	7,797,319
Old Dominion Freight Line, Inc.	15,750	1,500,030
Ryder System, Inc.	16,900	1,216,462
Schneider National, Inc., Class B	7,700	172,249
Swift Transportation Co. (x)*	21,300	564,450
Union Pacific Corp.	178,920	19,486,177

Werner Enterprises, Inc.	14,300	$419,705

		50,700,060

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	784,560
Aircastle Ltd.	7,900	171,825
Applied Industrial Technologies, Inc.	6,500	383,825
Beacon Roofing Supply, Inc.*	12,000	588,000
BMC Stock Holdings, Inc. (x)*	5,700	124,545
Fastenal Co.	71,500	3,112,395
GATX Corp. (x)	10,700	687,689
HD Supply Holdings, Inc.*	41,500	1,271,145
Herc Holdings, Inc.*	4,873	191,606
MRC Global, Inc.*	9,500	156,940
MSC Industrial Direct Co., Inc., Class A	12,200	1,048,712
NOW, Inc.*	25,720	413,578
SiteOne Landscape Supply, Inc. (x)*	6,700	348,802
Triton International Ltd.	7,800	260,832
United Rentals, Inc.*	20,722	2,335,577
Univar, Inc. (x)*	22,900	668,680
Watsco, Inc.	7,310	1,127,202
WESCO International, Inc.*	8,220	471,006
WW Grainger, Inc.	12,950	2,337,863

		16,484,782

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,317,120
Wesco Aircraft Holdings, Inc.*	6,400	69,440

		1,386,560

Total Industrials		599,339,400

Information Technology (21.2%)
Communications Equipment (1.1%)
Acacia Communications, Inc. (x)*	8,700	360,789
ADTRAN, Inc.	6,300	130,095
Arista Networks, Inc.*	11,700	1,752,543
ARRIS International plc*	41,000	1,148,820
Brocade Communications Systems, Inc.	92,810	1,170,334
Ciena Corp.*	31,400	785,628
Cisco Systems, Inc.	1,110,070	34,745,191
CommScope Holding Co., Inc.*	42,200	1,604,866
EchoStar Corp., Class A*	9,100	552,370
F5 Networks, Inc.*	17,500	2,223,550
Finisar Corp.*	24,800	644,304
Harris Corp.	28,677	3,128,087
Infinera Corp.*	21,500	229,405
InterDigital, Inc.	7,000	541,100
Juniper Networks, Inc.	85,000	2,369,800
Lumentum Holdings, Inc. (x)*	11,170	637,248
Motorola Solutions, Inc.	36,921	3,202,528
NetScout Systems, Inc.*	22,300	767,120
Oclaro, Inc. (x)*	46,800	437,112
Palo Alto Networks, Inc.*	20,400	2,729,724
Plantronics, Inc.	5,100	266,781
Ubiquiti Networks, Inc. (x)*	7,700	400,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

ViaSat, Inc. (x)*	12,200	$807,640
Viavi Solutions, Inc.*	33,650	354,335

		60,989,539

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	66,740	4,926,747
Anixter International, Inc.*	4,900	383,180
Arrow Electronics, Inc.*	19,500	1,529,190
Avnet, Inc.	29,320	1,139,962
AVX Corp.	17,800	290,852
Badger Meter, Inc.	300	11,955
Belden, Inc.	10,900	822,187
Benchmark Electronics, Inc.*	2,700	87,210
CDW Corp.	38,200	2,388,646
Cognex Corp.	19,100	1,621,590
Coherent, Inc.*	5,400	1,214,946
Corning, Inc.	200,490	6,024,724
Dolby Laboratories, Inc., Class A	12,700	621,792
FLIR Systems, Inc.	42,200	1,462,652
II-VI, Inc.*	13,300	456,190
Insight Enterprises, Inc.*	700	27,993
IPG Photonics Corp.*	9,100	1,320,410
Itron, Inc.*	8,010	542,678
Jabil, Inc.	47,200	1,377,768
Keysight Technologies, Inc.*	43,115	1,678,467
Knowles Corp. (x)*	18,745	317,165
Littelfuse, Inc.	6,500	1,072,500
Methode Electronics, Inc.	1,700	70,040
National Instruments Corp.	23,000	925,060
Plexus Corp.*	5,700	299,649
Rogers Corp.*	1,000	108,620
Sanmina Corp.*	14,400	548,640
SYNNEX Corp.	7,200	863,712
Tech Data Corp.*	11,200	1,131,200
Trimble, Inc.*	61,000	2,175,870
TTM Technologies, Inc.*	12,400	215,264
Universal Display Corp.	10,000	1,092,500
VeriFone Systems, Inc.*	32,800	593,680
Vishay Intertechnology, Inc.	31,800	527,880
Zebra Technologies Corp., Class A*	12,400	1,246,448

		39,117,367

Internet Software & Services (4.1%)
2U, Inc. (x)*	3,600	168,912
Akamai Technologies, Inc.*	39,400	1,962,514
Alarm.com Holdings, Inc.*	4,000	150,520
Alphabet, Inc., Class A*	65,925	61,289,154
Alphabet, Inc., Class C*	66,919	60,811,303
Bankrate, Inc.*	23,700	304,545
Box, Inc., Class A*	33,600	612,864
Cars.com, Inc. (x)*	16,500	439,395
Cimpress NV (x)*	9,700	916,941
Cloudera, Inc. (x)*	15,000	240,300
CommerceHub, Inc.*	3,828	66,760
Cornerstone OnDemand, Inc.*	6,600	235,950
CoStar Group, Inc.*	7,535	1,986,226
Coupa Software, Inc.*	6,100	176,778
eBay, Inc.*	226,470	7,908,333
Envestnet, Inc.*	7,400	293,040

Facebook, Inc., Class A*	516,900	$78,041,562
GoDaddy, Inc., Class A*	17,300	733,866
Gogo, Inc. (x)*	1,400	16,142
GrubHub, Inc. (x)*	18,300	797,880
IAC/InterActiveCorp*	18,350	1,894,454
j2 Global, Inc.	14,600	1,242,314
LogMeIn, Inc.	10,804	1,129,018
Match Group, Inc. (x)*	23,500	408,430
MuleSoft, Inc., Class A (x)*	10,700	266,858
New Relic, Inc.*	6,300	270,963
NIC, Inc.	6,700	126,965
Nutanix, Inc., Class A (x)*	24,400	491,660
Okta, Inc. (x)*	5,700	129,960
Pandora Media, Inc. (x)*	53,500	477,220
Q2 Holdings, Inc.*	2,000	73,900
Shutterstock, Inc.*	2,400	105,792
Stamps.com, Inc. (x)*	3,600	557,550
Trade Desk, Inc. (The), Class A (x)*	8,500	425,935
TrueCar, Inc.*	13,100	261,083
Twilio, Inc., Class A*	15,800	459,938
Twitter, Inc. (x)*	147,100	2,628,677
VeriSign, Inc. (x)*	23,050	2,142,728
Web.com Group, Inc.*	900	22,770
WebMD Health Corp. (x)*	8,300	486,795
Yelp, Inc. (x)*	13,200	396,264
Zillow Group, Inc., Class A*	11,362	554,920
Zillow Group, Inc., Class C (x)*	23,524	1,152,911

		232,860,090

IT Services (3.8%)
Accenture plc, Class A	137,300	16,981,264
Acxiom Corp.*	11,800	306,564
Alliance Data Systems Corp.	10,752	2,759,931
Amdocs Ltd.	37,310	2,405,003
Automatic Data Processing, Inc.	102,650	10,517,519
Black Knight Financial Services, Inc., Class A*	7,000	286,650
Blackhawk Network Holdings, Inc.*	13,400	584,240
Booz Allen Hamilton Holding Corp.	26,700	868,818
Broadridge Financial Solutions, Inc.	30,410	2,297,780
CACI International, Inc., Class A*	6,000	750,300
Cardtronics plc, Class A*	6,300	207,018
Cognizant Technology Solutions Corp., Class A	129,400	8,592,160
Conduent, Inc.*	47,886	763,303
Convergys Corp.	12,400	294,872
CoreLogic, Inc.*	26,300	1,140,894
CSRA, Inc.	37,740	1,198,245
DST Systems, Inc.	17,960	1,108,132
DXC Technology Co.	65,996	5,063,213
EPAM Systems, Inc.*	11,900	1,000,671
Euronet Worldwide, Inc.*	14,700	1,284,339
EVERTEC, Inc.	6,500	112,450
ExlService Holdings, Inc.*	5,000	277,900
Fidelity National Information Services, Inc.	76,325	6,518,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

First Data Corp., Class A*	73,400	$1,335,880
Fiserv, Inc.*	46,900	5,737,746
FleetCor Technologies, Inc.*	21,600	3,114,936
Gartner, Inc.*	22,278	2,751,556
Genpact Ltd.	41,700	1,160,511
Global Payments, Inc.	34,252	3,093,641
International Business Machines Corp.	190,231	29,263,235
Jack Henry & Associates, Inc.	18,030	1,872,776
Leidos Holdings, Inc.	30,737	1,588,795
ManTech International Corp., Class A	6,400	264,832
Mastercard, Inc., Class A	208,600	25,334,470
MAXIMUS, Inc.	16,800	1,052,184
NeuStar, Inc., Class A*	6,890	229,781
Paychex, Inc.	75,910	4,322,315
PayPal Holdings, Inc.*	254,770	13,673,506
Sabre Corp.	48,600	1,058,022
Science Applications International Corp.	12,021	834,498
Square, Inc., Class A (x)*	49,000	1,149,540
Syntel, Inc. (x)	2,000	33,920
TeleTech Holdings, Inc.	11,450	467,160
Teradata Corp. (x)*	39,260	1,157,777
Total System Services, Inc.	37,800	2,201,850
Travelport Worldwide Ltd.	23,200	319,232
Vantiv, Inc., Class A*	36,400	2,305,576
Visa, Inc., Class A	409,200	38,374,776
Western Union Co. (The)	115,560	2,201,418
WEX, Inc.*	10,100	1,053,127

		211,272,481

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Energy Industries, Inc.*	9,100	588,679
Advanced Micro Devices, Inc. (x)*	169,900	2,120,352
Ambarella, Inc. (x)*	10,600	514,630
Amkor Technology, Inc.*	11,800	115,286
Analog Devices, Inc.	81,127	6,311,680
Applied Materials, Inc.	244,320	10,092,859
Broadcom Ltd.	88,380	20,596,959
Brooks Automation, Inc.	6,500	140,985
Cabot Microelectronics Corp.	2,500	184,575
Cavium, Inc.*	17,035	1,058,384
Cirrus Logic, Inc. (x)*	15,300	959,616
Cree, Inc.*	32,700	806,055
Cypress Semiconductor Corp. (x)	76,746	1,047,583
Entegris, Inc.*	32,940	723,033
First Solar, Inc. (x)*	17,400	693,912
Inphi Corp. (x)*	9,000	308,700
Integrated Device Technology, Inc.*	34,800	897,492
Intel Corp.	1,043,990	35,224,222
KLA-Tencor Corp.	34,680	3,173,567
Lam Research Corp.	36,375	5,144,516
Lattice Semiconductor Corp.*	7,100	47,286
MACOM Technology Solutions Holdings, Inc. (x)*	5,200	290,004
Marvell Technology Group Ltd.	101,330	1,673,972

Maxim Integrated Products, Inc.	68,250	$3,064,425
MaxLinear, Inc.*	8,900	248,221
Microchip Technology, Inc.	51,420	3,968,596
Micron Technology, Inc.*	241,450	7,209,697
Microsemi Corp.*	26,022	1,217,830
MKS Instruments, Inc.	13,200	888,360
Monolithic Power Systems, Inc.	9,900	954,360
NVIDIA Corp.	125,860	18,194,322
NXP Semiconductors NV*	73,700	8,066,465
ON Semiconductor Corp.*	113,500	1,593,540
Power Integrations, Inc.	2,400	174,960
Qorvo, Inc.*	28,417	1,799,364
QUALCOMM, Inc.	330,880	18,271,194
Rambus, Inc.*	19,000	217,170
Semtech Corp.*	14,600	521,950
Silicon Laboratories, Inc.*	13,440	918,624
Skyworks Solutions, Inc.	43,900	4,212,205
Synaptics, Inc. (x)*	7,700	398,167
Teradyne, Inc.	45,810	1,375,674
Texas Instruments, Inc.	224,690	17,285,402
Veeco Instruments, Inc.*	7,800	217,230
Versum Materials, Inc.	22,990	747,175
Xilinx, Inc.	61,300	3,942,816
Xperi Corp.	8,300	247,340

		188,449,434

Software (4.7%)
ACI Worldwide, Inc.*	37,500	838,875
Activision Blizzard, Inc.	163,700	9,424,209
Adobe Systems, Inc.*	109,820	15,532,941
ANSYS, Inc.*	19,500	2,372,760
Aspen Technology, Inc.*	20,800	1,149,408
Atlassian Corp. plc, Class A*	16,100	566,398
Autodesk, Inc.*	48,650	4,904,893
Blackbaud, Inc. (x)	13,000	1,114,750
Blackline, Inc.*	4,300	153,682
BroadSoft, Inc. (x)*	800	34,440
CA, Inc.	78,750	2,714,512
Cadence Design Systems, Inc.*	67,630	2,264,929
Callidus Software, Inc.*	500	12,100
CDK Global, Inc.	35,150	2,181,409
Citrix Systems, Inc.*	37,850	3,012,103
CommVault Systems, Inc.*	8,600	485,470
Dell Technologies, Inc., Class V*	50,869	3,108,605
Ebix, Inc. (x)	4,200	226,380
Electronic Arts, Inc.*	68,400	7,231,248
Ellie Mae, Inc.*	7,200	791,352
Fair Isaac Corp.	8,000	1,115,280
FireEye, Inc. (x)*	33,600	511,056
Fortinet, Inc.*	40,400	1,512,576
Gigamon, Inc. (x)*	7,400	291,190
Guidewire Software, Inc.*	17,000	1,168,070
HubSpot, Inc.*	4,600	302,450
Imperva, Inc.*	6,400	306,240
Intuit, Inc.	56,450	7,497,124
Manhattan Associates, Inc.*	17,700	850,662
Microsoft Corp.	1,661,150	114,503,069
MicroStrategy, Inc., Class A*	1,500	287,505
Nuance Communications, Inc.*	60,290	1,049,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Oracle Corp.	636,712	$31,924,740
Paycom Software, Inc. (x)*	10,000	684,100
Paylocity Holding Corp. (x)*	5,600	253,008
Pegasystems, Inc.	5,400	315,090
Progress Software Corp.	8,900	274,921
Proofpoint, Inc. (x)*	9,200	798,836
PTC, Inc.*	25,750	1,419,340
RealPage, Inc.*	8,100	291,195
Red Hat, Inc.*	41,400	3,964,050
RingCentral, Inc., Class A (x)*	12,900	471,495
salesforce.com, Inc.*	149,600	12,955,360
ServiceNow, Inc.*	37,500	3,975,000
Splunk, Inc.*	29,100	1,655,499
SS&C Technologies Holdings, Inc.	39,200	1,505,672
Symantec Corp.	144,190	4,073,367
Synchronoss Technologies, Inc. (x)*	9,410	154,795
Synopsys, Inc.*	38,320	2,794,678
Tableau Software, Inc., Class A*	12,100	741,367
Take-Two Interactive Software, Inc.*	25,800	1,893,204
TiVo Corp.	19,436	362,481
Tyler Technologies, Inc.*	9,400	1,651,298
Ultimate Software Group, Inc. (The) (x)*	6,600	1,386,396
Verint Systems, Inc.*	14,800	602,360
VMware, Inc., Class A (x)*	18,200	1,591,226
Workday, Inc., Class A*	27,400	2,657,800
Zendesk, Inc.*	18,200	505,596
Zynga, Inc., Class A*	123,800	450,632

		266,868,841

Technology Hardware, Storage & Peripherals (3.4%)
3D Systems Corp. (x)*	23,700	443,190
Apple, Inc.	1,155,607	166,430,520
Cray, Inc.*	5,900	108,560
Diebold Nixdorf, Inc. (x)	16,550	463,400
Electronics For Imaging, Inc.*	12,900	611,202
Hewlett Packard Enterprise Co.	366,932	6,087,402
HP, Inc.	375,032	6,555,559
NCR Corp.*	31,200	1,274,208
NetApp, Inc.	70,550	2,825,527
Pure Storage, Inc., Class A*	44,700	572,607
Western Digital Corp.	67,478	5,978,551
Xerox Corp.	59,857	1,719,692

		193,070,418

Total Information Technology		1,192,628,170

Materials (3.3%)
Chemicals (2.2%)
AdvanSix, Inc. (x)*	3,968	123,960
Air Products & Chemicals, Inc.	45,980	6,577,899
Albemarle Corp.	26,276	2,773,169
Ashland Global Holdings, Inc.	17,264	1,137,870
Axalta Coating Systems Ltd.*	47,000	1,505,880
Balchem Corp.	5,700	442,947
Cabot Corp.	19,700	1,052,571
Celanese Corp.	31,100	2,952,634

CF Industries Holdings, Inc.	57,010	$1,594,000
Chemours Co. (The)	42,328	1,605,078
Dow Chemical Co. (The)	270,280	17,046,560
Eastman Chemical Co.	33,528	2,816,017
Ecolab, Inc.	59,388	7,883,757
EI du Pont de Nemours & Co.	192,240	15,515,690
FMC Corp.	30,700	2,242,635
GCP Applied Technologies, Inc.*	14,500	442,250
HB Fuller Co.	16,100	822,871
Huntsman Corp.	55,200	1,426,368
Ingevity Corp.*	10,555	605,857
International Flavors & Fragrances, Inc.	18,700	2,524,500
Kronos Worldwide, Inc.	5,700	103,854
LyondellBasell Industries NV, Class A	73,900	6,236,421
Minerals Technologies, Inc.	8,400	614,880
Monsanto Co.	99,500	11,776,820
Mosaic Co. (The)	86,530	1,975,480
NewMarket Corp.	2,200	1,013,056
Olin Corp.	39,500	1,196,060
Platform Specialty Products Corp.*	44,300	561,724
PolyOne Corp.	19,600	759,304
PPG Industries, Inc.	59,500	6,542,620
Praxair, Inc.	64,900	8,602,495
Quaker Chemical Corp.	500	72,615
RPM International, Inc.	28,950	1,579,222
Scotts Miracle-Gro Co. (The), Class A	11,900	1,064,574
Sensient Technologies Corp.	12,500	1,006,625
Sherwin-Williams Co. (The)	18,200	6,387,472
Stepan Co.	700	60,998
Trinseo SA	9,700	666,390
Valvoline, Inc.	47,788	1,133,531
Westlake Chemical Corp.	5,300	350,913
WR Grace & Co.	17,500	1,260,175

		124,057,742

Construction Materials (0.2%)
Eagle Materials, Inc.	14,400	1,330,848
Martin Marietta Materials, Inc.	14,830	3,300,861
Summit Materials, Inc., Class A*	24,000	692,880
Vulcan Materials Co.	29,600	3,749,728

		9,074,317

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,268,156
Avery Dennison Corp.	20,850	1,842,514
Ball Corp.	80,400	3,393,684
Bemis Co., Inc.	20,900	966,625
Berry Global Group, Inc.*	28,100	1,601,981
Crown Holdings, Inc.*	28,950	1,727,157
Graphic Packaging Holding Co.	85,200	1,174,056
Greif, Inc., Class A	3,900	217,542
International Paper Co.	96,450	5,460,035
Owens-Illinois, Inc.*	46,650	1,115,868
Packaging Corp. of America	21,400	2,383,746
Sealed Air Corp.	46,560	2,084,026
Silgan Holdings, Inc.	23,200	737,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sonoco Products Co.	23,760	$1,221,739
WestRock Co.	54,932	3,112,447

		28,306,872

Metals & Mining (0.4%)
AK Steel Holding Corp. (x)*	54,000	354,780
Alcoa Corp.	40,805	1,332,283
Allegheny Technologies, Inc. (x)	16,900	287,469
Carpenter Technology Corp.	1,000	37,430
Cliffs Natural Resources, Inc. (x)*	50,000	346,000
Coeur Mining, Inc. (x)*	1,700	14,586
Commercial Metals Co.	26,400	512,952
Compass Minerals International, Inc. (x)	12,400	809,720
Freeport-McMoRan, Inc.*	322,294	3,870,751
Hecla Mining Co. (x)	84,800	432,480
Kaiser Aluminum Corp.	100	8,852
Newmont Mining Corp.	129,300	4,188,027
Nucor Corp.	78,320	4,532,378
Reliance Steel & Aluminum Co.	16,300	1,186,803
Royal Gold, Inc. (x)	18,000	1,407,060
Southern Copper Corp.	19,344	669,883
Steel Dynamics, Inc.	55,100	1,973,131
Tahoe Resources, Inc.	70,600	608,572
United States Steel Corp. (x)	34,200	757,188
Worthington Industries, Inc.	5,300	266,166

		23,596,511

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	710,002
KapStone Paper and Packaging Corp.	11,100	228,993
Louisiana-Pacific Corp.*	42,500	1,024,675

		1,963,670

Total Materials		186,999,112

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	17,000	472,600
Agree Realty Corp. (REIT)	1,500	68,805
Alexander’s, Inc. (REIT)	200	84,292
Alexandria Real Estate Equities, Inc. (REIT)	18,480	2,226,286
American Assets Trust, Inc. (REIT)	4,400	173,316
American Campus Communities, Inc. (REIT)	28,300	1,338,590
American Homes 4 Rent (REIT), Class A	47,500	1,072,075
American Tower Corp. (REIT)	95,800	12,676,256
Apartment Investment & Management Co. (REIT), Class A	43,188	1,855,788
Apple Hospitality REIT, Inc. (REIT)	45,300	847,563
Ashford Hospitality Prime, Inc. (REIT)	2,700	27,783

Ashford Hospitality Trust, Inc. (REIT)	17,611	$107,075
AvalonBay Communities, Inc. (REIT)	31,249	6,005,120
Boston Properties, Inc. (REIT)	36,170	4,449,633
Brandywine Realty Trust (REIT)	51,000	894,030
Brixmor Property Group, Inc. (REIT)	67,400	1,205,112
Camden Property Trust (REIT)	20,180	1,725,592
Care Capital Properties, Inc. (REIT)	21,244	567,215
CareTrust REIT, Inc. (REIT)	1,200	22,248
CatchMark Timber Trust, Inc. (REIT), Class A	800	9,096
CBL & Associates Properties, Inc. (REIT) (x)	8,491	71,579
Chatham Lodging Trust (REIT)	100	2,009
Chesapeake Lodging Trust (REIT)	6,600	161,502
Colony NorthStar, Inc. (REIT), Class A	122,986	1,732,873
Colony Starwood Homes (REIT)	22,200	761,682
Columbia Property Trust, Inc. (REIT)	32,600	729,588
CoreCivic, Inc. (REIT)	26,900	741,902
CoreSite Realty Corp. (REIT)	7,800	807,534
Corporate Office Properties Trust (REIT)	24,809	869,059
Cousins Properties, Inc. (REIT)	74,207	652,280
Crown Castle International Corp. (REIT)	80,550	8,069,499
CubeSmart (REIT)	39,700	954,388
CyrusOne, Inc. (REIT)	16,000	892,000
DCT Industrial Trust, Inc. (REIT)	22,850	1,221,104
DDR Corp. (REIT)	84,708	768,302
DiamondRock Hospitality Co. (REIT)	28,700	314,265
Digital Realty Trust, Inc. (REIT)	37,589	4,245,678
Douglas Emmett, Inc. (REIT)	37,000	1,413,770
Duke Realty Corp. (REIT)	84,800	2,370,160
DuPont Fabros Technology, Inc. (REIT)	17,400	1,064,184
Easterly Government Properties, Inc. (REIT)	2,500	52,375
EastGroup Properties, Inc. (REIT)	10,300	863,140
Education Realty Trust, Inc. (REIT)	13,400	519,250
Empire State Realty Trust, Inc. (REIT), Class A	27,100	562,867
EPR Properties (REIT)	14,840	1,066,551
Equinix, Inc. (REIT)	16,838	7,226,196
Equity Commonwealth (REIT)*	33,000	1,042,800
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,882,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Equity Residential (REIT)	80,987	$5,331,374
Essex Property Trust, Inc. (REIT)	15,977	4,110,403
Extra Space Storage, Inc. (REIT)	28,300	2,207,400
Federal Realty Investment Trust (REIT)	17,380	2,196,658
First Industrial Realty Trust, Inc. (REIT)	29,500	844,290
First Potomac Realty Trust (REIT)	2,100	23,331
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,225,419
Four Corners Property Trust, Inc. (REIT)	8,846	222,123
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,628,286
GEO Group, Inc. (The) (REIT)	25,500	754,035
GGP, Inc. (REIT)	144,807	3,411,653
Gladstone Commercial Corp. (REIT)	1,300	28,327
Global Net Lease, Inc. (REIT)	7,200	160,128
Government Properties Income Trust (REIT) (x)	7,500	137,325
Gramercy Property Trust (REIT)	33,066	982,391
HCP, Inc. (REIT)	114,997	3,675,304
Healthcare Realty Trust, Inc. (REIT) (x)	23,600	805,940
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,350,174
Hersha Hospitality Trust (REIT)	300	5,553
Highwoods Properties, Inc. (REIT)	29,530	1,497,466
Hospitality Properties Trust (REIT)	43,400	1,265,110
Host Hotels & Resorts, Inc. (REIT)	172,913	3,159,121
Hudson Pacific Properties, Inc. (REIT)	34,500	1,179,555
Investors Real Estate Trust (REIT)	2,600	16,146
Invitation Homes, Inc. (REIT)	12,586	272,235
Iron Mountain, Inc. (REIT)	56,801	1,951,682
iStar, Inc. (REIT)*	9,200	110,768
Kilroy Realty Corp. (REIT)	21,800	1,638,270
Kimco Realty Corp. (REIT)	101,522	1,862,929
Kite Realty Group Trust (REIT)	12,200	230,946
Lamar Advertising Co. (REIT), Class A	21,400	1,574,398
LaSalle Hotel Properties (REIT)	26,100	777,780
Lexington Realty Trust (REIT)	45,500	450,905
Liberty Property Trust (REIT)	38,452	1,565,381
Life Storage, Inc. (REIT)	9,300	689,130
LTC Properties, Inc. (REIT)	3,400	174,726
Macerich Co. (The) (REIT)	33,684	1,955,693
Mack-Cali Realty Corp. (REIT)	25,239	684,986
Medical Properties Trust, Inc. (REIT)	67,300	866,151

Mid-America Apartment Communities, Inc. (REIT)	25,638	$2,701,732
Monmouth Real Estate Investment Corp. (REIT) (x)	500	7,525
Monogram Residential Trust, Inc. (REIT)	14,700	142,737
National Health Investors, Inc. (REIT) (x)	7,000	554,400
National Retail Properties, Inc. (REIT)	38,290	1,497,139
New Senior Investment Group, Inc. (REIT)	600	6,030
NorthStar Realty Europe Corp. (REIT)	10,175	129,019
Omega Healthcare Investors, Inc. (REIT) (x)	44,440	1,467,409
One Liberty Properties, Inc. (REIT)	400	9,372
Outfront Media, Inc. (REIT)	34,770	803,882
Paramount Group, Inc. (REIT)	37,600	601,600
Park Hotels & Resorts, Inc. (REIT)	27,353	737,437
Parkway, Inc. (REIT)	4,675	107,011
Pebblebrook Hotel Trust (REIT)(x)	15,900	512,616
Pennsylvania REIT (REIT) (x)	4,500	50,940
Physicians Realty Trust (REIT)	25,600	515,584
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	725,152
Potlatch Corp. (REIT)	4,200	191,940
Prologis, Inc. (REIT)	116,964	6,858,769
PS Business Parks, Inc. (REIT)	4,300	569,277
Public Storage (REIT)	34,502	7,194,702
QTS Realty Trust, Inc. (REIT), Class A	10,900	570,397
Quality Care Properties, Inc. (REIT)*	7,400	135,494
Ramco-Gershenson Properties Trust (REIT)	6,700	86,430
Rayonier, Inc. (REIT)	40,425	1,163,027
Realty Income Corp. (REIT)	60,028	3,312,345
Regency Centers Corp. (REIT)	33,306	2,086,288
Retail Opportunity Investments Corp. (REIT)	23,800	456,722
Retail Properties of America, Inc. (REIT), Class A	61,600	752,136
Rexford Industrial Realty, Inc. (REIT)	11,500	315,560
RLJ Lodging Trust (REIT)	33,200	659,684
Ryman Hospitality Properties, Inc. (REIT) (x)	10,751	688,172
Sabra Health Care REIT, Inc. (REIT) (x)	18,900	455,490
Saul Centers, Inc. (REIT)	500	28,990
SBA Communications Corp. (REIT)*	29,400	3,966,060
Select Income REIT (REIT)	5,800	139,374
Senior Housing Properties Trust (REIT)	54,290	1,109,688
Seritage Growth Properties (REIT), Class A (x)	2,900	121,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Simon Property Group, Inc. (REIT)	70,559	$11,413,624
SL Green Realty Corp. (REIT)	24,000	2,539,200
Spirit Realty Capital, Inc. (REIT)	104,667	775,582
STAG Industrial, Inc. (REIT)	18,400	507,840
STORE Capital Corp. (REIT)	35,400	794,730
Summit Hotel Properties, Inc. (REIT)	15,900	296,535
Sun Communities, Inc. (REIT)	15,200	1,332,888
Sunstone Hotel Investors, Inc. (REIT)	55,458	893,983
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	766,410
Taubman Centers, Inc. (REIT)	14,800	881,340
Terreno Realty Corp. (REIT)	7,100	238,986
UDR, Inc. (REIT)	62,836	2,448,719
Uniti Group, Inc. (REIT)	31,402	789,446
Universal Health Realty Income Trust (REIT)	100	7,954
Urban Edge Properties (REIT)	23,923	567,693
Urstadt Biddle Properties, Inc. (REIT), Class A	700	13,860
Ventas, Inc. (REIT)	78,079	5,424,929
VEREIT, Inc. (REIT)	236,500	1,925,110
Vornado Realty Trust (REIT)	40,347	3,788,583
Washington Prime Group, Inc. (REIT)	39,650	331,870
Washington REIT (REIT)	13,470	429,693
Weingarten Realty Investors (REIT)	36,986	1,113,279
Welltower, Inc. (REIT)	83,317	6,236,277
Weyerhaeuser Co. (REIT)	174,335	5,840,222
WP Carey, Inc. (REIT) (x)	25,900	1,709,659
Xenia Hotels & Resorts, Inc. (REIT)	23,600	457,132

		220,868,045

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	6,280	259,867
CBRE Group, Inc., Class A*	64,950	2,364,180
Forestar Group, Inc.*	1,700	29,155
HFF, Inc., Class A	2,100	73,017
Howard Hughes Corp. (The)*	7,500	921,300
Jones Lang LaSalle, Inc.	12,100	1,512,500
Kennedy-Wilson Holdings, Inc. (x)	14,300	272,415
Marcus & Millichap, Inc.*	400	10,544
RE/MAX Holdings, Inc., Class A	300	16,815
Realogy Holdings Corp.	34,100	1,106,545
RMR Group, Inc. (The), Class A	1,171	56,969
St Joe Co. (The) (x)*	5,500	103,125
Tejon Ranch Co.*	400	8,256

		6,734,688

Total Real Estate		227,602,733

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	1,373,299	51,814,571

ATN International, Inc.	600	$41,064
CenturyLink, Inc. (x)	119,579	2,855,547
Cincinnati Bell, Inc.*	1,580	30,889
Cogent Communications Holdings, Inc.	8,700	348,870
Consolidated Communications Holdings, Inc. (x)	2,100	45,087
FairPoint Communications, Inc.*	1,600	25,040
Frontier Communications Corp. (x)	280,290	325,136
General Communication, Inc., Class A*	300	10,992
Globalstar, Inc. (x)*	71,300	151,869
Hawaiian Telcom Holdco, Inc.*	1,000	24,990
IDT Corp., Class B	2,900	41,673
Intelsat SA (x)*	7,100	21,726
Iridium Communications, Inc. (x)*	1,500	16,575
Level 3 Communications, Inc.*	68,036	4,034,535
Lumos Networks Corp.*	2,200	39,314
ORBCOMM, Inc.*	5,200	58,760
pdvWireless, Inc. (x)*	600	13,980
Straight Path Communications, Inc., Class B (x)*	1,700	305,405
Verizon Communications, Inc.	912,640	40,758,502
Windstream Holdings, Inc. (x)	76,912	298,419
Zayo Group Holdings, Inc.*	34,900	1,078,410

		102,341,354

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	40,392
Shenandoah Telecommunications Co.	400	12,280
Spok Holdings, Inc.	2,300	40,710
Sprint Corp.*	175,679	1,442,325
Telephone & Data Systems, Inc.	28,186	782,161
T-Mobile US, Inc.*	69,200	4,194,904
United States Cellular Corp.*	7,600	291,232

		6,804,004

Total Telecommunication Services		109,145,358

Utilities (3.1%)
Electric Utilities (1.8%)
ALLETE, Inc.	10,500	752,640
Alliant Energy Corp.	53,800	2,161,146
American Electric Power Co., Inc.	108,670	7,549,305
Avangrid, Inc.	18,500	816,775
Duke Energy Corp.	157,485	13,164,171
Edison International	71,160	5,564,000
El Paso Electric Co.	9,000	465,300
Entergy Corp.	39,100	3,001,707
Eversource Energy	73,909	4,487,015
Exelon Corp.	204,056	7,360,300
FirstEnergy Corp.	91,404	2,665,341
Great Plains Energy, Inc.	43,600	1,276,608
Hawaiian Electric Industries, Inc.	20,500	663,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

IDACORP, Inc.	11,450	$977,258
MGE Energy, Inc.	5,600	360,360
NextEra Energy, Inc.	104,850	14,692,631
OGE Energy Corp.	48,600	1,690,794
Otter Tail Corp.	1,000	39,600
PG&E Corp.	110,220	7,315,301
Pinnacle West Capital Corp.	26,000	2,214,160
PNM Resources, Inc.	15,200	581,400
Portland General Electric Co.	21,000	959,490
PPL Corp.	158,250	6,117,945
Southern Co. (The)	222,550	10,655,694
Westar Energy, Inc.	30,000	1,590,600
Xcel Energy, Inc.	112,180	5,146,818

		102,270,149

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,090,340
National Fuel Gas Co. (x)	21,100	1,178,224
New Jersey Resources Corp.	19,600	778,120
Northwest Natural Gas Co.	1,100	65,835
ONE Gas, Inc.	14,125	986,066
South Jersey Industries, Inc.	16,100	550,137
Southwest Gas Holdings, Inc.	9,900	723,294
Spire, Inc.	11,200	781,200
UGI Corp.	39,575	1,915,826
WGL Holdings, Inc.	10,500	876,015

		9,945,057

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	1,707,551
Calpine Corp.*	89,200	1,206,876
NRG Energy, Inc.	87,821	1,512,278
Ormat Technologies, Inc.	9,000	528,120
Pattern Energy Group, Inc. (x)	7,200	171,648
TerraForm Power, Inc., Class A*	3,900	46,800
Vistra Energy Corp.	53,300	894,907

		6,068,180

Multi-Utilities (0.9%)
Ameren Corp.	55,100	3,012,317
Avista Corp.	19,200	815,232
Black Hills Corp.	9,700	654,459
CenterPoint Energy, Inc.	106,250	2,909,125
CMS Energy Corp.	61,100	2,825,875
Consolidated Edison, Inc.	72,000	5,819,040
Dominion Energy, Inc.	139,050	10,655,401
DTE Energy Co.	41,900	4,432,601
MDU Resources Group, Inc.	48,250	1,264,150
NiSource, Inc.	79,300	2,011,048
NorthWestern Corp.	8,700	530,874
Public Service Enterprise Group, Inc.	118,700	5,105,287
SCANA Corp.	30,650	2,053,857
Sempra Energy	58,090	6,549,648
Vectren Corp.	18,000	1,051,920
WEC Energy Group, Inc.	70,498	4,327,167

		54,018,001

Water Utilities (0.1%)
American States Water Co.	1,300	61,633

American Water Works Co., Inc.	38,300	$2,985,485
Aqua America, Inc.	36,362	1,210,855
California Water Service Group	1,400	51,520

		4,309,493

Total Utilities		176,610,880

Total Common Stocks (98.8%) (Cost $2,621,111,638)		5,561,481,963

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
MEDIA GEN, Inc., CVR*†	25,400	32,385

Total Consumer Discretionary		32,385

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*†	34,100	28,388

Total Health Care		28,388

Total Rights (0.0%) (Cost $5,906)		60,773

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	66,865,611	66,885,671

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $12,301,158, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $12,546,003. (xx)	$12,300,000	12,300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $6,200,620, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $6,324,013. (xx)	$6,200,000	$6,200,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $2,000,242, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,800,749, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $6,448,576. (xx)	5,800,000	5,800,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $3,834,570, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,910,887. (xx)	3,834,203	3,834,203
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $10,000,900, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $10,200,053. (xx)	10,000,000	10,000,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $5,500,573, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,613,663. (xx)	$5,500,000	$5,500,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $6,401,431, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $6,532,262. (xx)	6,400,000	6,400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $4,700,490, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $4,797,130. (xx)	4,700,000	4,700,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $2,000,210, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $2,040,428. (xx)	2,000,000	2,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $5,001,058, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $5,100,594. (xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $10,000,925, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $10,200,000. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $9,700,897, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $9,894,009. (xx)	$9,700,000	$9,700,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $12,002,473, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $12,240,021. (xx)	12,000,000	12,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $10,200,000. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		110,434,203

Total Short-Term Investments (3.1%) (Cost $177,320,798)		$177,319,874

Total Investments (101.9%) (Cost $2,798,438,342)		5,738,862,610
Other Assets Less Liabilities (-1.9%)		(109,596,912)

Net Assets (100%)		$5,629,265,698

*	Non-income producing.
†	Securities (totaling $60,773 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $24,703,380.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $113,239,374. This was secured by cash collateral of $110,434,203 which was subsequently invested in joint repurchase agreements with a total value of $110,434,203, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $5,803,544 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/13/17 - 2/15/47. .

Glossary:

CVR	— Contingent Value Right

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	112	September-17	$7,964,574	$7,920,080	$(44,494)
S&P 500 E-Mini Index	452	September-17	54,978,102	54,712,340	(265,762)

					$(310,256)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$701,878,324	$—	$—	$701,878,324
Consumer Staples	445,577,747	—	—	445,577,747
Energy	311,585,169	—	—	311,585,169
Financials	830,389,146	—	—	830,389,146
Health Care	779,725,924	—	—	779,725,924
Industrials	599,339,400	—	—	599,339,400
Information Technology	1,192,628,170	—	—	1,192,628,170
Materials	186,999,112	—	—	186,999,112
Real Estate	227,602,733	—	—	227,602,733
Telecommunication Services	109,145,358	—	—	109,145,358
Utilities	176,610,880	—	—	176,610,880
Rights
Consumer Discretionary	—	—	32,385	32,385
Health Care	—	—	28,388	28,388
Short-Term Investments
Investment Companies	66,885,671	—	—	66,885,671
Repurchase Agreements	—	110,434,203	—	110,434,203

Total Assets	$5,628,367,634	$110,434,203	$60,773	$5,738,862,610

Liabilities:
Futures	$(310,256)	$—	$—	$(310,256)

Total Liabilities	$(310,256)	$—	$—	$(310,256)

Total	$5,628,057,378	$110,434,203	$60,773	$5,738,552,354

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(310,256	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$3,558,471

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(613,507)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $49,141,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,590,127
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$351,304,808

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,172,135,820
Aggregate gross unrealized depreciation	(262,733,003)

Net unrealized appreciation	$2,909,402,817

Federal income tax cost of investments	$2,829,459,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $2,688,004,139)	$5,628,428,407
Repurchase Agreements (Cost $110,434,203)	110,434,203
Dividends, interest and other receivables	5,924,630
Receivable from Separate Accounts for Trust shares sold	481,047
Security lending income receivable	65,064
Other assets	62,749

Total assets	5,745,396,100

LIABILITIES
Overdraft payable	5,096
Payable for return of collateral on securities loaned	110,434,203
Payable to Separate Accounts for Trust shares redeemed	2,406,818
Investment management fees payable	1,569,343
Distribution fees payable – Class IA	862,535
Administrative fees payable	457,486
Distribution fees payable – Class IB	301,454
Trustees’ fees payable	18,672
Due to broker for futures variation margin	379
Accrued expenses	74,416

Total liabilities	116,130,402

NET ASSETS	$5,629,265,698

Net assets were comprised of:
Paid in capital	$3,418,458,265
Accumulated undistributed net investment income (loss)	40,735,575
Accumulated undistributed net realized gain (loss) on investments and futures	(770,042,154)
Net unrealized appreciation (depreciation) on investments and futures	2,940,114,012

Net assets	$5,629,265,698

Class IA
Net asset value, offering and redemption price per share, $4,171,642,892 / 134,806,444 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.95

Class IB
Net asset value, offering and redemption price per share, $1,457,622,806 / 47,366,485 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.77

(x)	Includes value of securities on loan of $113,239,374.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $661 foreign withholding tax)	$54,913,596
Interest	773
Securities lending (net)	441,844

Total income	55,356,213

EXPENSES
Investment management fees	9,324,241
Distribution fees – Class IA	5,124,839
Administrative fees	2,719,677
Distribution fees – Class IB	1,788,705
Printing and mailing expenses	210,209
Professional fees	103,028
Custodian fees	67,441
Trustees’ fees	65,675
Miscellaneous	59,241

Total expenses	19,463,056

NET INVESTMENT INCOME (LOSS)	35,893,157

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	165,198,044
Futures	3,558,471

Net realized gain (loss)	168,756,515

Change in unrealized appreciation (depreciation) on:
Investments	257,834,867
Futures	(613,507)

Net change in unrealized appreciation (depreciation)	257,221,360

NET REALIZED AND UNREALIZED GAIN (LOSS)	425,977,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$461,871,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,893,157	$70,607,618
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	168,756,515	222,738,007
Net change in unrealized appreciation (depreciation) on investments and futures	257,221,360	287,034,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	461,871,032	580,380,179

DIVIDENDS:
Dividends from net investment income
Class IA	—	(60,033,006)
Class IB	—	(20,932,478)

TOTAL DIVIDENDS	—	(80,965,484)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 813,304 and 1,545,642 shares, respectively ]	24,441,635	41,070,935
Capital shares issued in reinvestment of dividends [ 0 and 2,092,056 shares, respectively ]	—	60,033,006
Capital shares repurchased [ (7,066,455) and (14,750,074) shares, respectively ]	(211,539,379)	(394,412,225)

Total Class IA transactions	(187,097,744)	(293,308,284)

Class IB
Capital shares sold [ 1,004,076 and 2,062,116 shares, respectively ]	29,928,435	54,639,932
Capital shares issued in reinvestment of dividends [ 0 and 733,544 shares, respectively ]	—	20,932,478
Capital shares repurchased [ (2,796,654) and (6,310,805) shares, respectively ]	(83,620,848)	(166,570,316)

Total Class IB transactions	(53,692,413)	(90,997,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(240,790,157)	(384,306,190)

TOTAL INCREASE (DECREASE) IN NET ASSETS	221,080,875	115,108,505
NET ASSETS:
Beginning of period	5,408,184,823	5,293,076,318

End of period (a)	$5,629,265,698	$5,408,184,823

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$40,735,575	$4,842,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO (ai)

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015		2014	2013	2012
Net asset value, beginning of period	$28.47	$25.88	$26.27		$23.73	$18.13	$15.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.36	0.36		0.31	0.27	0.27
Net realized and unrealized gain (loss) on investments and futures	2.29	2.66	(0.38)		2.55	5.61	2.21

Total from investment operations	2.48	3.02	(0.02)		2.86	5.88	2.48

Less distributions:
Dividends from net investment income	—	(0.43)	(0.37)		(0.32)	(0.28)	(0.29)

Net asset value, end of period	$30.95	$28.47	$25.88		$26.27	$23.73	$18.13

Total return (b)	8.71%	11.66%	(0.03	)%(aa)	12.05%	32.49%	15.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,171,643	$4,016,297	$3,937,549		$4,292,750	$4,204,128	$3,532,647
Ratio of expenses to average net assets (a)(f)	0.70%	0.71%	0.71%		0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.30%	1.35%	1.37%		1.25%	1.30%	1.54%
Portfolio turnover rate (z)^	2%	3%	4%		4%	4%	3%

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015		2014	2013	2012
Net asset value, beginning of period	$28.31	$25.73	$26.13		$23.61	$18.04	$15.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.36	0.36		0.31	0.27	0.27
Net realized and unrealized gain (loss) on investments and futures	2.27	2.65	(0.38)		2.53	5.58	2.21

Total from investment operations	2.46	3.01	(0.02)		2.84	5.85	2.48

Less distributions:
Dividends from net investment income	—	(0.43)	(0.38)		(0.32)	(0.28)	(0.29)

Net asset value, end of period	$30.77	$28.31	$25.73		$26.13	$23.61	$18.04

Total return (b)	8.69%	11.69%	(0.07	)%(bb)	12.03%	32.48%	15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,457,623	$1,391,888	$1,355,527		$1,472,926	$1,462,407	$1,194,810
Ratio of expenses to average net assets (a)(f)	0.70%	0.71%	0.71%		0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.30%	1.35%	1.37%		1.25%	1.30%	1.54%
Portfolio turnover rate (z)^	2%	3%	4%		4%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ai)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the EQ/Common Stock Index Portfolio.

(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.15)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.18)%.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	49.6%
Financials	13.9
Exchange Traded Funds	6.4
Information Technology	3.4
Health Care	3.2
Energy	3.2
Supranational	3.0
U.S. Government Agency Securities	2.9
Foreign Government Securities	2.5
Consumer Staples	2.4
Consumer Discretionary	2.1
Industrials	1.8
Utilities	1.6
Real Estate	1.2
Telecommunication Services	1.1
Repurchase Agreements	1.1
Materials	0.9
Investment Companies	0.3
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(0.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,014.21	$3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.34	3.49
Class IB
Actual	1,000.00	1,013.17	3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.34	3.49
Class K
Actual	1,000.00	1,015.23	2.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.24

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.70%, 0.70% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2013-2 A 4.950%, 1/15/23	$1,522,353	$1,627,091
Series 2015-1 A 3.375%, 5/1/27	2,711,775	2,722,079

Total Asset-Backed Securities		4,349,170

Corporate Bonds (34.8%)
Consumer Discretionary (2.1%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25	800,000	805,099
Delphi Automotive plc
3.150%, 11/19/20	500,000	510,246
Delphi Corp.
4.150%, 3/15/24	865,000	908,157
Lear Corp.
5.250%, 1/15/25	1,190,000	1,254,312
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,232,603
4.150%, 10/1/25	250,000	265,792

		4,976,209

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26	1,250,000	1,288,253
General Motors Co.
3.500%, 10/2/18	2,000,000	2,033,947
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	407,923

		3,730,123

Diversified Consumer Services (0.0%)
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 5/1/19	300,000	316,929

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
3.950%, 10/15/20	666,000	703,965
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	273,164
Marriott International, Inc.
3.375%, 10/15/20	626,000	646,597
2.300%, 1/15/22	500,000	492,731
3.250%, 9/15/22	1,700,000	1,726,485
Series R 3.125%, 6/15/26	500,000	490,332
McDonald’s Corp.
2.100%, 12/7/18	290,000	290,871
5.000%, 2/1/19	750,000	785,707
2.200%, 5/26/20	750,000	753,275
3.500%, 7/15/20	150,000	156,240
2.750%, 12/9/20	320,000	325,320
3.625%, 5/20/21	400,000	417,800
2.625%, 1/15/22	750,000	753,895
3.250%, 6/10/24 (x)	1,000,000	1,018,451
3.375%, 5/26/25	750,000	762,413

3.700%, 1/30/26	$1,500,000	$1,555,023
3.500%, 3/1/27	775,000	788,406
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	1,000,000	1,106,571
Starbucks Corp.
2.100%, 2/4/21	300,000	301,857
2.700%, 6/15/22	400,000	406,085
3.850%, 10/1/23	850,000	913,479
2.450%, 6/15/26	500,000	481,862
Wyndham Worldwide Corp.
4.250%, 3/1/22	1,094,000	1,151,444
4.150%, 4/1/24	300,000	308,309

		16,610,282

Household Durables (0.2%)
DR Horton, Inc.
3.750%, 3/1/19	720,000	736,484
4.000%, 2/15/20	920,000	954,515
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	252,788
3.800%, 11/15/24	300,000	305,270
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,232,970
Newell Brands, Inc.
2.150%, 10/15/18	375,000	375,656
2.875%, 12/1/19	550,000	558,858
3.150%, 4/1/21	500,000	511,119
3.850%, 4/1/23	1,075,000	1,129,913
4.000%, 12/1/24	400,000	417,099
3.900%, 11/1/25	750,000	775,935
4.200%, 4/1/26	3,100,000	3,294,451
NVR, Inc.
3.950%, 9/15/22	150,000	157,080
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	534,998
Whirlpool Corp.
4.850%, 6/15/21	400,000	434,380
3.700%, 5/1/25	500,000	515,465

		12,186,981

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19	450,000	458,334
3.300%, 12/5/21	1,050,000	1,096,751
2.500%, 11/29/22	1,200,000	1,210,350
3.800%, 12/5/24	1,000,000	1,072,520
Expedia, Inc.
7.456%, 8/15/18	500,000	528,765
5.950%, 8/15/20	1,394,000	1,524,687
JD.com, Inc.
3.125%, 4/29/21	500,000	499,533
3.875%, 4/29/26 (x)	500,000	495,307
Priceline Group, Inc. (The)
3.650%, 3/15/25	600,000	614,089
3.600%, 6/1/26	500,000	504,227
QVC, Inc.
3.125%, 4/1/19	333,000	336,793
5.125%, 7/2/22	500,000	529,490
4.375%, 3/15/23	300,000	303,540
4.850%, 4/1/24	500,000	511,990
4.450%, 2/15/25	670,000	663,719

		10,350,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	$500,000	$508,671
Mattel, Inc.
2.350%, 5/6/19	500,000	501,202
2.350%, 8/15/21 (x)	180,000	176,226

		1,186,099

Media (1.0%)
21st Century Fox America, Inc.
6.900%, 3/1/19	596,000	641,079
5.650%, 8/15/20	594,000	652,246
4.500%, 2/15/21	500,000	535,566
3.000%, 9/15/22	1,000,000	1,013,954
3.700%, 10/15/25	2,040,000	2,097,302
3.375%, 11/15/26	300,000	299,656
CBS Corp.
5.750%, 4/15/20	1,256,000	1,373,731
3.375%, 3/1/22	2,000,000	2,063,849
2.500%, 2/15/23	1,000,000	991,644
3.375%, 2/15/28	570,000	558,782
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,204,377
4.464%, 7/23/22	1,850,000	1,970,990
4.908%, 7/23/25	3,850,000	4,159,540
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	83,010
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,387,037
5.150%, 3/1/20	2,806,000	3,038,158
1.625%, 1/15/22	750,000	729,262
3.125%, 7/15/22	1,050,000	1,085,130
2.850%, 1/15/23	2,150,000	2,179,656
2.750%, 3/1/23	1,500,000	1,516,179
3.000%, 2/1/24	750,000	759,452
3.600%, 3/1/24	2,000,000	2,096,703
3.150%, 3/1/26	2,000,000	2,019,500
Discovery Communications LLC
4.375%, 6/15/21	62,000	65,242
3.300%, 5/15/22	500,000	501,798
3.250%, 4/1/23	1,000,000	986,021
4.900%, 3/11/26	500,000	531,187
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,158,329
4.375%, 4/1/21	1,971,000	2,124,474
2.875%, 1/15/23	156,000	158,190
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	727,545
4.450%, 8/15/20	1,280,000	1,359,711
3.625%, 5/1/22	1,281,000	1,335,209
3.650%, 11/1/24	750,000	767,963
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	1,848,639
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	506,102
2.800%, 6/15/20	500,000	505,613
3.500%, 6/15/22	500,000	514,603
3.900%, 11/15/24	800,000	824,837
3.950%, 6/15/25	500,000	510,466
Time Warner Cable LLC
6.750%, 7/1/18	2,500,000	2,606,250
8.750%, 2/14/19	1,000,000	1,100,400

8.250%, 4/1/19	$1,846,000	$2,030,600
5.000%, 2/1/20	1,061,000	1,130,628
4.000%, 9/1/21	1,500,000	1,570,005
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,881,702
4.700%, 1/15/21	1,812,000	1,942,087
3.400%, 6/15/22	500,000	514,080
4.050%, 12/15/23	1,250,000	1,313,461
3.550%, 6/1/24	2,000,000	2,025,820
3.800%, 2/15/27	1,000,000	1,005,241
Viacom, Inc.
5.625%, 9/15/19	1,641,000	1,751,977
3.875%, 12/15/21	125,000	129,788
3.125%, 6/15/22	500,000	499,936
3.250%, 3/15/23	1,000,000	991,470
4.250%, 9/1/23 (x)	1,100,000	1,141,780
3.450%, 10/4/26	750,000	723,184
Walt Disney Co. (The)
1.500%, 9/17/18	355,000	354,837
5.500%, 3/15/19	500,000	531,884
1.850%, 5/30/19	1,000,000	1,002,237
0.875%, 7/12/19	285,000	280,043
1.950%, 3/4/20	465,000	465,799
1.800%, 6/5/20	500,000	499,047
2.150%, 9/17/20	500,000	502,367
3.750%, 6/1/21	181,000	191,796
2.750%, 8/16/21	1,000,000	1,022,063
2.550%, 2/15/22	2,000,000	2,024,734
2.450%, 3/4/22	535,000	539,046
2.350%, 12/1/22	650,000	652,021
3.150%, 9/17/25	500,000	507,798
1.850%, 7/30/26	465,000	421,309
2.950%, 6/15/27	1,000,000	992,818
WPP Finance 2010
4.750%, 11/21/21	160,000	173,226
3.750%, 9/19/24	1,000,000	1,026,700

		82,428,866

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,172,431
4.150%, 11/1/25	125,000	131,741
3.875%, 4/15/27	500,000	514,111
Kohl’s Corp.
4.750%, 12/15/23	800,000	819,900
4.250%, 7/17/25 (x)	750,000	736,035
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21	500,000	498,541
3.875%, 1/15/22 (x)	400,000	396,893
4.375%, 9/1/23 (x)	635,000	622,414
3.625%, 6/1/24 (x)	1,000,000	915,532
Nordstrom, Inc.
4.750%, 5/1/20	584,000	610,902
4.000%, 10/15/21	600,000	621,464
4.000%, 3/15/27 (x)	210,000	206,196
Target Corp.
2.300%, 6/26/19	1,500,000	1,517,714
3.875%, 7/15/20	1,000,000	1,054,013
2.500%, 4/15/26 (x)	2,000,000	1,889,688

		11,707,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	$160,000	$170,627
4.500%, 12/1/23	1,000,000	1,057,094
AutoNation, Inc.
3.350%, 1/15/21	375,000	381,380
4.500%, 10/1/25	215,000	224,948
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,052,990
3.700%, 4/15/22	350,000	363,469
3.250%, 4/15/25	333,000	325,272
3.125%, 4/21/26	125,000	120,395
3.750%, 6/1/27	500,000	500,029
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	350,090
Home Depot, Inc. (The)
2.250%, 9/10/18	742,000	747,398
2.000%, 6/15/19 (x)	1,000,000	1,005,641
1.800%, 6/5/20	529,000	528,404
2.000%, 4/1/21	1,500,000	1,496,627
4.400%, 4/1/21	650,000	700,231
2.625%, 6/1/22	1,750,000	1,776,735
2.700%, 4/1/23	800,000	811,252
3.750%, 2/15/24	1,000,000	1,063,574
3.350%, 9/15/25	490,000	509,186
3.000%, 4/1/26	750,000	751,706
2.125%, 9/15/26	625,000	582,405
Lowe’s Cos., Inc.
1.150%, 4/15/19 (x)	300,000	296,509
4.625%, 4/15/20	1,089,000	1,154,740
3.120%, 4/15/22	750,000	774,757
3.875%, 9/15/23	1,000,000	1,073,045
3.125%, 9/15/24	500,000	509,960
3.375%, 9/15/25	510,000	525,898
2.500%, 4/15/26	750,000	721,393
3.100%, 5/3/27	750,000	744,725
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	307,827
4.625%, 9/15/21	300,000	323,739
3.800%, 9/1/22	300,000	314,672
3.850%, 6/15/23	250,000	259,825
3.550%, 3/15/26	500,000	503,614
Signet UK Finance plc
4.700%, 6/15/24	500,000	486,838
Staples, Inc.
4.375%, 1/12/23 (x)	100,000	101,430
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	763,556
2.500%, 5/15/23	450,000	445,415
2.250%, 9/15/26	500,000	463,507

		25,290,903

Textiles, Apparel & Luxury Goods (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	607,499
3.700%, 4/1/27	600,000	619,404
Coach, Inc.
3.000%, 7/15/22	500,000	493,551
4.250%, 4/1/25	500,000	514,650
NIKE, Inc.
2.250%, 5/1/23	450,000	443,060
2.375%, 11/1/26	1,000,000	949,745

Ralph Lauren Corp.
2.125%, 9/26/18	$300,000	$301,730
2.625%, 8/18/20	400,000	404,565

		4,334,204

Total Consumer Discretionary		173,118,266

Consumer Staples (2.4%)
Beverages (1.0%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	65,012
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	2,975,000	2,981,763
2.650%, 2/1/21	6,125,000	6,202,373
2.625%, 1/17/23	2,356,000	2,343,900
3.300%, 2/1/23	3,975,000	4,086,943
3.700%, 2/1/24	2,500,000	2,612,264
3.650%, 2/1/26	9,000,000	9,258,968
Anheuser-Busch InBev Worldwide, Inc.
2.200%, 8/1/18	1,000,000	1,006,119
7.750%, 1/15/19	3,300,000	3,588,505
5.375%, 1/15/20	2,181,000	2,361,332
4.375%, 2/15/21	1,158,000	1,239,074
3.750%, 1/15/22	2,000,000	2,110,338
2.500%, 7/15/22	1,300,000	1,295,014
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	256,249
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	256,963
Coca-Cola Co. (The)
1.375%, 5/30/19	1,000,000	996,183
1.875%, 10/27/20	750,000	748,320
2.450%, 11/1/20	1,000,000	1,016,136
3.150%, 11/15/20	1,001,000	1,040,360
1.550%, 9/1/21	750,000	734,198
3.300%, 9/1/21	1,000,000	1,048,236
2.200%, 5/25/22 (x)	355,000	354,788
2.500%, 4/1/23	1,000,000	1,001,304
3.200%, 11/1/23	2,650,000	2,739,696
2.875%, 10/27/25	850,000	852,771
2.550%, 6/1/26	500,000	485,356
2.250%, 9/1/26	1,000,000	942,996
2.900%, 5/25/27	500,000	495,540
Coca-Cola European Partners US LLC
3.500%, 9/15/20	150,000	155,495
Coca-Cola Femsa SAB de CV
2.375%, 11/26/18	1,450,000	1,454,255
3.875%, 11/26/23	500,000	523,299
Constellation Brands, Inc.
3.875%, 11/15/19 (x)	315,000	326,780
3.750%, 5/1/21	395,000	411,349
6.000%, 5/1/22	475,000	540,264
2.700%, 5/9/22	225,000	224,653
4.250%, 5/1/23	1,470,000	1,561,344
3.700%, 12/6/26	750,000	762,117
3.500%, 5/9/27	300,000	300,369
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,508,002
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,021,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	$500,000	$505,744
3.400%, 11/15/25	1,250,000	1,264,214
2.550%, 9/15/26	200,000	187,558
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	148,595
Molson Coors Brewing Co.
1.900%, 3/15/19§	400,000	399,003
1.450%, 7/15/19	405,000	400,025
2.250%, 3/15/20§	400,000	400,548
2.100%, 7/15/21	500,000	490,697
3.500%, 5/1/22 (x)	500,000	518,364
3.000%, 7/15/26	680,000	652,796
PepsiCo, Inc.
2.250%, 1/7/19	1,000,000	1,010,229
1.500%, 2/22/19	275,000	274,736
1.550%, 5/2/19	750,000	749,874
1.350%, 10/4/19	545,000	540,575
4.500%, 1/15/20	2,700,000	2,874,780
2.150%, 10/14/20	750,000	754,293
3.125%, 11/1/20	250,000	259,111
1.700%, 10/6/21	1,250,000	1,226,373
2.750%, 3/5/22	1,750,000	1,784,323
2.250%, 5/2/22	750,000	746,573
3.100%, 7/17/22	750,000	773,821
2.750%, 3/1/23	1,000,000	1,005,942
3.600%, 3/1/24	1,000,000	1,057,068
3.500%, 7/17/25	750,000	782,238
2.850%, 2/24/26	300,000	298,181
2.375%, 10/6/26	670,000	637,798

		80,653,793

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.700%, 12/15/19	1,000,000	997,401
2.300%, 5/18/22	1,750,000	1,745,307
3.000%, 5/18/27	2,500,000	2,490,712
CVS Health Corp.
1.900%, 7/20/18	1,000,000	1,002,655
2.250%, 12/5/18	694,000	698,160
2.250%, 8/12/19	1,500,000	1,507,184
2.800%, 7/20/20	2,000,000	2,036,703
2.125%, 6/1/21	1,000,000	988,624
3.500%, 7/20/22	1,650,000	1,714,575
2.750%, 12/1/22	2,000,000	1,994,905
4.000%, 12/5/23	1,100,000	1,161,875
3.875%, 7/20/25	2,400,000	2,494,533
2.875%, 6/1/26 (x)	1,500,000	1,452,898
Kroger Co. (The)
2.000%, 1/15/19	125,000	124,786
1.500%, 9/30/19	380,000	373,701
6.150%, 1/15/20	1,602,000	1,752,306
3.300%, 1/15/21	100,000	102,309
2.600%, 2/1/21	250,000	249,861
2.950%, 11/1/21	960,000	968,450
3.400%, 4/15/22	350,000	357,211
3.850%, 8/1/23	1,250,000	1,298,925
4.000%, 2/1/24	190,000	195,996
2.650%, 10/15/26 (x)	600,000	551,526
Sysco Corp.
1.900%, 4/1/19	435,000	434,321
2.600%, 10/1/20	500,000	506,032

2.500%, 7/15/21	$715,000	$715,716
3.300%, 7/15/26	1,000,000	996,276
3.250%, 7/15/27	1,150,000	1,128,341
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,307,886
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19	1,000,000	1,016,167
3.300%, 11/18/21	940,000	967,690
3.800%, 11/18/24	2,000,000	2,076,620
3.450%, 6/1/26	1,500,000	1,496,433
Wal-Mart Stores, Inc.
4.125%, 2/1/19 (x)	1,750,000	1,818,322
3.625%, 7/8/20	187,000	196,425
3.250%, 10/25/20	2,037,000	2,120,517
2.550%, 4/11/23	1,650,000	1,661,179
3.300%, 4/22/24	2,000,000	2,079,589
Whole Foods Market, Inc.
5.200%, 12/3/25	500,000	578,469

		45,360,586

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	268,338
2.500%, 8/11/26	500,000	477,802
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	630,949
3.500%, 11/24/20 (x)	625,000	638,720
3.250%, 8/15/26	215,000	204,721
Campbell Soup Co.
4.500%, 2/15/19	521,000	540,274
4.250%, 4/15/21	100,000	106,377
2.500%, 8/2/22	363,000	361,514
3.300%, 3/19/25	450,000	451,488
Conagra Brands, Inc.
3.200%, 1/25/23	1,805,000	1,820,741
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	527,150
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,273,992
2.200%, 10/21/19	1,000,000	1,004,304
3.150%, 12/15/21	1,000,000	1,025,119
Hershey Co. (The)
1.600%, 8/21/18	160,000	160,038
4.125%, 12/1/20	500,000	533,617
3.200%, 8/21/25	300,000	303,582
2.300%, 8/15/26	500,000	469,724
Ingredion, Inc.
4.625%, 11/1/20	269,000	287,323
3.200%, 10/1/26	200,000	196,966
JM Smucker Co. (The)
3.500%, 10/15/21	750,000	781,703
3.500%, 3/15/25	720,000	740,065
Kellogg Co.
4.150%, 11/15/19	500,000	523,979
4.000%, 12/15/20	542,000	571,148
3.125%, 5/17/22	500,000	507,599
2.650%, 12/1/23	1,100,000	1,077,180
Kraft Heinz Foods Co.
2.000%, 7/2/18	415,000	416,022
6.125%, 8/23/18	1,250,000	1,309,552
5.375%, 2/10/20	1,163,000	1,253,227
2.800%, 7/2/20	900,000	911,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.500%, 6/6/22	$1,700,000	$1,757,463
3.500%, 7/15/22	900,000	928,621
3.950%, 7/15/25	1,100,000	1,129,203
3.000%, 6/1/26	1,925,000	1,844,579
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	856,946
3.000%, 11/15/20	310,000	317,494
4.125%, 11/15/25	610,000	656,049
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,768,840
4.500%, 6/15/22	1,375,000	1,496,738
3.550%, 6/2/27	975,000	982,088
Unilever Capital Corp.
4.800%, 2/15/19	1,296,000	1,356,167
2.200%, 3/6/19	500,000	503,711
1.800%, 5/5/20	488,000	486,145
2.100%, 7/30/20	400,000	401,144
4.250%, 2/10/21	350,000	374,560
1.375%, 7/28/21	295,000	284,070
2.200%, 5/5/22	1,000,000	992,625
2.600%, 5/5/24	750,000	738,841
3.100%, 7/30/25	300,000	302,800
2.000%, 7/28/26	250,000	230,037
2.900%, 5/5/27	1,000,000	987,722
WhiteWave Foods Co. (The)
5.375%, 10/1/22	400,000	451,530

		38,222,229

Household Products (0.1%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	503,423
Clorox Co. (The)
3.800%, 11/15/21	500,000	527,632
3.050%, 9/15/22	610,000	623,721
3.500%, 12/15/24	500,000	516,357
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	499,713
2.300%, 5/3/22	1,000,000	1,002,182
2.100%, 5/1/23	1,000,000	980,766
3.250%, 3/15/24	500,000	515,697
Kimberly-Clark Corp.
7.500%, 11/1/18	800,000	861,262
1.400%, 2/15/19	180,000	179,536
1.900%, 5/22/19	500,000	502,098
3.050%, 8/15/25	300,000	303,460
2.750%, 2/15/26	250,000	248,883
Procter & Gamble Co. (The)
1.600%, 11/15/18	900,000	902,703
1.700%, 11/3/21	500,000	496,445
3.100%, 8/15/23	2,625,000	2,711,874
2.450%, 11/3/26	500,000	485,826

		11,861,578

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.800%, 2/7/20	355,000	354,793
1.700%, 5/10/21	300,000	294,572
3.150%, 3/15/27	500,000	503,046

		1,152,411

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	$913,000	$1,006,734
9.250%, 8/6/19	1,437,000	1,649,845
2.625%, 1/14/20	1,500,000	1,521,322
4.750%, 5/5/21	950,000	1,035,510
2.850%, 8/9/22	1,700,000	1,726,678
2.950%, 5/2/23	156,000	156,772
2.625%, 9/16/26	430,000	413,817
Philip Morris International, Inc.
1.875%, 1/15/19	600,000	600,544
1.625%, 2/21/19	500,000	498,204
2.000%, 2/21/20	500,000	500,563
4.500%, 3/26/20	1,000,000	1,067,326
4.125%, 5/17/21	300,000	319,829
2.625%, 2/18/22	375,000	377,233
2.500%, 8/22/22	1,000,000	995,365
2.625%, 3/6/23	1,150,000	1,144,587
2.125%, 5/10/23	625,000	604,018
3.600%, 11/15/23	600,000	626,620
3.250%, 11/10/24	500,000	508,820
3.375%, 8/11/25	250,000	255,763
Reynolds American, Inc.
8.125%, 6/23/19	572,000	637,315
6.875%, 5/1/20	1,266,000	1,420,924
3.250%, 6/12/20	162,000	166,826
4.000%, 6/12/22	600,000	635,529
4.850%, 9/15/23	1,500,000	1,649,386
4.450%, 6/12/25	2,035,000	2,184,127

		21,703,657

Total Consumer Staples		198,954,254

Energy (3.2%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
3.200%, 8/15/21	286,000	293,354
Halliburton Co.
2.000%, 8/1/18	250,000	250,028
3.250%, 11/15/21	350,000	356,892
3.500%, 8/1/23	800,000	821,292
3.800%, 11/15/25	1,562,000	1,601,398
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	316,068
Nabors Industries, Inc.
9.250%, 1/15/19	1,300,000	1,393,437
5.000%, 9/15/20	700,000	698,250
4.625%, 9/15/21	156,000	150,150
5.500%, 1/15/23 (x)§	125,000	118,438
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	662,032
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	493,894
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,578,907
TechnipFMC plc
3.450%, 10/1/22§	400,000	400,141

		9,134,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	$927,000	$1,022,203
4.850%, 3/15/21 (x)	475,000	504,782
3.450%, 7/15/24	800,000	787,184
5.550%, 3/15/26 (x)	1,250,000	1,393,625
Apache Corp.
3.625%, 2/1/21	1,000,000	1,031,458
3.250%, 4/15/22	362,000	366,277
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	786,204
4.950%, 12/15/24	500,000	531,015
5.950%, 6/1/26	250,000	279,285
BP Capital Markets plc
2.241%, 9/26/18	1,500,000	1,508,837
4.750%, 3/10/19	1,121,000	1,175,851
1.676%, 5/3/19	385,000	383,213
2.237%, 5/10/19	100,000	100,646
2.521%, 1/15/20	880,000	891,013
2.315%, 2/13/20	1,000,000	1,010,643
4.500%, 10/1/20	1,637,000	1,754,431
4.742%, 3/11/21	1,000,000	1,085,980
2.112%, 9/16/21 (x)	650,000	645,108
3.561%, 11/1/21	1,500,000	1,561,628
3.245%, 5/6/22	1,375,000	1,413,610
2.500%, 11/6/22	1,500,000	1,484,249
2.750%, 5/10/23	1,000,000	996,806
3.994%, 9/26/23	500,000	528,724
3.216%, 11/28/23	500,000	507,315
3.814%, 2/10/24	1,150,000	1,205,564
3.224%, 4/14/24	1,500,000	1,518,471
3.535%, 11/4/24	1,150,000	1,186,042
3.119%, 5/4/26	500,000	492,710
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,505,359
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,414,487
3.800%, 4/15/24	64,000	65,362
3.850%, 6/1/27	1,300,000	1,288,530
Cenovus Energy, Inc.
5.700%, 10/15/19	1,060,000	1,118,300
3.000%, 8/15/22	765,000	734,171
4.250%, 4/15/27 (x)§	1,250,000	1,193,850
Chevron Corp.
1.790%, 11/16/18	750,000	751,894
4.950%, 3/3/19	1,346,000	1,417,731
1.561%, 5/16/19	1,500,000	1,495,346
2.193%, 11/15/19	715,000	720,668
1.961%, 3/3/20	1,500,000	1,502,225
2.427%, 6/24/20	2,250,000	2,279,867
2.419%, 11/17/20	750,000	758,366
2.100%, 5/16/21	1,500,000	1,493,704
2.411%, 3/3/22	500,000	501,820
2.355%, 12/5/22	1,800,000	1,782,174
2.566%, 5/16/23	1,250,000	1,253,152
3.191%, 6/24/23	1,425,000	1,464,651
3.326%, 11/17/25	1,000,000	1,025,837
2.954%, 5/16/26	1,500,000	1,490,120
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,047,836
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,421,394

CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	$1,000,000	$1,002,500
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,596,000
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,157,663
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	250,000	256,515
4.500%, 6/1/25	400,000	426,536
ConocoPhillips
5.750%, 2/1/19 (x)	1,238,000	1,310,588
ConocoPhillips Co.
2.200%, 5/15/20	430,000	430,934
4.200%, 3/15/21	750,000	795,948
2.400%, 12/15/22	1,806,000	1,779,291
3.350%, 11/15/24	250,000	254,226
3.350%, 5/15/25 (x)	715,000	726,444
4.950%, 3/15/26	750,000	835,715
Devon Energy Corp.
4.000%, 7/15/21	837,000	861,775
3.250%, 5/15/22 (x)	750,000	746,719
5.850%, 12/15/25	500,000	571,300
Ecopetrol SA
4.250%, 9/18/18	1,000,000	1,022,500
7.625%, 7/23/19	1,859,000	2,054,195
5.875%, 9/18/23	1,000,000	1,092,000
4.125%, 1/16/25	1,000,000	978,750
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	743,295
3.900%, 5/15/24	750,000	744,074
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	558,479
5.200%, 3/15/20	1,081,000	1,155,847
4.200%, 9/15/21	500,000	522,716
Enbridge, Inc.
2.900%, 7/15/22	500,000	499,000
3.500%, 6/10/24	1,000,000	999,780
4.250%, 12/1/26	500,000	522,861
3.700%, 7/15/27	500,000	498,408
Encana Corp.
6.500%, 5/15/19	500,000	534,375
3.900%, 11/15/21	500,000	508,750
Energy Transfer LP
6.700%, 7/1/18	844,000	882,646
9.700%, 3/15/19	346,000	386,954
9.000%, 4/15/19	1,000,000	1,116,642
4.150%, 10/1/20	800,000	830,923
4.650%, 6/1/21	1,500,000	1,590,154
5.200%, 2/1/22	1,000,000	1,076,454
3.600%, 2/1/23	1,150,000	1,153,364
4.050%, 3/15/25	2,000,000	2,005,193
4.750%, 1/15/26	1,250,000	1,303,868
EnLink Midstream Partners LP
4.850%, 7/15/26	450,000	466,740
Enterprise Products Operating LLC
2.550%, 10/15/19	750,000	755,797
5.250%, 1/31/20	200,000	214,848
5.200%, 9/1/20	1,500,000	1,628,277
2.850%, 4/15/21	1,055,000	1,067,017
4.050%, 2/15/22	500,000	527,902
3.350%, 3/15/23	1,356,000	1,395,674
3.750%, 2/15/25	1,415,000	1,453,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

EOG Resources, Inc.
5.625%, 6/1/19	$1,094,000	$1,165,238
4.100%, 2/1/21	1,625,000	1,706,756
3.150%, 4/1/25	2,000,000	1,973,812
4.150%, 1/15/26	500,000	526,349
EQT Corp.
8.125%, 6/1/19	1,027,000	1,130,802
4.875%, 11/15/21	156,000	165,997
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	422,072
Exxon Mobil Corp.
1.708%, 3/1/19	1,000,000	1,002,633
1.819%, 3/15/19	1,500,000	1,507,472
1.912%, 3/6/20	1,000,000	1,002,540
2.222%, 3/1/21	1,480,000	1,491,086
2.397%, 3/6/22	250,000	251,862
2.726%, 3/1/23	1,680,000	1,695,755
3.176%, 3/15/24	2,000,000	2,059,976
2.709%, 3/6/25	1,000,000	989,039
3.043%, 3/1/26	2,025,000	2,039,122
HollyFrontier Corp.
5.875%, 4/1/26	250,000	264,612
Husky Energy, Inc.
7.250%, 12/15/19	295,000	328,313
3.950%, 4/15/22	2,000,000	2,080,974
4.000%, 4/15/24	125,000	126,664
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	500,000	503,532
9.000%, 2/1/19	793,000	875,644
6.850%, 2/15/20	1,061,000	1,175,100
6.500%, 4/1/20	375,000	412,720
5.300%, 9/15/20	202,000	217,816
3.500%, 3/1/21	2,040,000	2,084,412
5.800%, 3/1/21	1,000,000	1,100,980
4.150%, 3/1/22	500,000	522,709
3.950%, 9/1/22	3,750,000	3,880,676
3.450%, 2/15/23	500,000	503,149
3.500%, 9/1/23	100,000	101,073
4.250%, 9/1/24	750,000	776,746
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	311,006
4.250%, 2/1/21	624,000	659,878
5.000%, 3/1/26	250,000	276,280
Marathon Oil Corp.
2.700%, 6/1/20	750,000	743,625
2.800%, 11/1/22 (x)	875,000	844,025
3.850%, 6/1/25 (x)	750,000	731,550
Marathon Petroleum Corp.
2.700%, 12/14/18	1,000,000	1,007,586
3.400%, 12/15/20	1,000,000	1,025,692
5.125%, 3/1/21	391,000	422,059
MPLX LP
4.875%, 12/1/24	1,000,000	1,065,550
4.000%, 2/15/25	300,000	301,980
4.875%, 6/1/25	1,500,000	1,593,515
4.125%, 3/1/27	1,335,000	1,343,026
Nexen Energy ULC
6.200%, 7/30/19	500,000	536,820
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,093,026
4.150%, 12/15/21	156,000	164,367

3.900%, 11/15/24	$1,500,000	$1,536,978
Occidental Petroleum Corp.
3.125%, 2/15/22	1,500,000	1,536,233
2.600%, 4/15/22	900,000	908,291
2.700%, 2/15/23	1,156,000	1,151,770
3.400%, 4/15/26	355,000	357,470
Series 1 4.100%, 2/1/21	1,000,000	1,059,821
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,518,159
8.625%, 3/1/19	1,602,000	1,761,035
3.375%, 10/1/22	150,000	151,428
5.000%, 9/15/23	1,000,000	1,079,930
Petroleos Mexicanos
3.500%, 7/18/18	1,000,000	1,007,100
3.125%, 1/23/19	1,500,000	1,509,375
5.500%, 2/4/19	605,000	632,376
8.000%, 5/3/19	1,900,000	2,078,125
6.000%, 3/5/20 (x)	2,323,000	2,494,321
3.500%, 7/23/20	2,000,000	2,021,000
6.375%, 2/4/21	1,000,000	1,082,800
4.875%, 1/24/22	1,500,000	1,538,350
5.375%, 3/13/22§	500,000	526,750
3.500%, 1/30/23	2,381,000	2,282,189
4.625%, 9/21/23	1,300,000	1,315,600
4.875%, 1/18/24 (x)	2,000,000	2,025,800
2.378%, 4/15/25	864,000	865,642
2.460%, 12/15/25	850,000	850,547
4.500%, 1/23/26 (x)	2,000,000	1,942,100
6.875%, 8/4/26	1,000,000	1,109,900
6.500%, 3/13/27§	2,000,000	2,146,000
Phillips 66
4.300%, 4/1/22	2,250,000	2,429,086
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	988,598
3.550%, 10/1/26	300,000	291,264
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	280,300
3.450%, 1/15/21	500,000	511,649
4.450%, 1/15/26 (x)	1,250,000	1,327,236
Plains All American Pipeline LP
8.750%, 5/1/19	404,000	449,492
2.600%, 12/15/19	1,575,000	1,577,224
5.000%, 2/1/21	1,000,000	1,071,660
3.850%, 10/15/23	250,000	251,770
3.600%, 11/1/24	1,250,000	1,215,469
4.500%, 12/15/26	500,000	508,712
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	3,615,000	3,937,566
5.750%, 5/15/24	2,215,000	2,468,178
5.625%, 3/1/25	2,215,000	2,439,750
5.000%, 3/15/27	3,000,000	3,195,248
Sasol Financing International Ltd.
4.500%, 11/14/22	750,000	766,875
Spectra Energy Capital LLC
8.000%, 10/1/19	345,000	385,231
3.300%, 3/15/23	500,000	502,003
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,415,890
3.500%, 3/15/25	1,000,000	995,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.375%, 10/15/26	$315,000	$308,644
Statoil ASA
5.250%, 4/15/19	1,006,000	1,064,995
2.250%, 11/8/19	1,000,000	1,002,585
2.900%, 11/8/20	1,170,000	1,193,609
2.750%, 11/10/21	1,000,000	1,020,350
3.150%, 1/23/22	1,000,000	1,026,129
2.450%, 1/17/23	500,000	494,488
2.650%, 1/15/24	500,000	495,741
3.700%, 3/1/24	1,000,000	1,051,899
3.250%, 11/10/24	600,000	616,174
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	263,443
3.450%, 1/15/23	750,000	753,514
4.250%, 4/1/24	1,000,000	1,022,311
5.950%, 12/1/25	250,000	285,394
3.900%, 7/15/26	500,000	490,724
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,041,462
3.900%, 5/25/27	200,000	200,183
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,005,490
Total Capital International SA
2.125%, 1/10/19	1,000,000	1,006,900
2.100%, 6/19/19	1,000,000	1,008,729
2.875%, 2/17/22	250,000	254,417
2.700%, 1/25/23	1,187,000	1,193,520
3.750%, 4/10/24	2,000,000	2,102,101
Total Capital SA
2.125%, 8/10/18	1,000,000	1,005,665
4.450%, 6/24/20	825,000	881,336
4.125%, 1/28/21	1,100,000	1,168,568
4.250%, 12/15/21	500,000	538,379
TransCanada PipeLines Ltd.
3.125%, 1/15/19	100,000	101,822
7.125%, 1/15/19	1,293,000	1,390,892
3.800%, 10/1/20	1,298,000	1,360,438
2.500%, 8/1/22	850,000	846,521
4.875%, 1/15/26	550,000	617,416
Valero Energy Corp.
9.375%, 3/15/19	554,000	618,480
6.125%, 2/1/20	1,154,000	1,269,621
3.650%, 3/15/25	600,000	610,868
3.400%, 9/15/26	350,000	343,268
Valero Energy Partners LP
4.375%, 12/15/26	215,000	220,800
Western Gas Partners LP
4.000%, 7/1/22	500,000	511,250
3.950%, 6/1/25	1,400,000	1,390,760
4.650%, 7/1/26	250,000	261,350
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,075,409
4.125%, 11/15/20	250,000	262,360
4.000%, 11/15/21	750,000	777,862
3.600%, 3/15/22	1,500,000	1,529,659
3.350%, 8/15/22	1,200,000	1,204,374
4.500%, 11/15/23	1,000,000	1,072,924
4.300%, 3/4/24	3,000,000	3,132,529
4.000%, 9/15/25	2,500,000	2,544,287
3.750%, 6/15/27	500,000	495,222

		251,761,229

Total Energy		260,895,510

Financials (13.9%)
Banks (8.2%)
Agricultural Bank of China Ltd.
2.750%, 5/21/20	$500,000	$499,721
Australia & New Zealand Banking Group Ltd.
2.000%, 11/16/18	250,000	250,596
1.600%, 7/15/19	460,000	456,948
2.050%, 9/23/19	1,000,000	1,000,531
2.125%, 8/19/20	750,000	749,820
2.700%, 11/16/20	500,000	507,852
2.300%, 6/1/21	1,650,000	1,640,092
2.550%, 11/23/21	1,250,000	1,246,896
2.625%, 5/19/22	750,000	751,208
3.700%, 11/16/25 (x)	1,000,000	1,050,355
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	1,017,465
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,022,376
4.250%, 4/11/27	1,000,000	1,037,332
Bancolombia SA
5.950%, 6/3/21	500,000	549,550
Bank of America Corp.
6.875%, 11/15/18	130,000	138,352
7.625%, 6/1/19	3,439,000	3,795,195
5.625%, 7/1/20	4,810,000	5,275,227
2.151%, 11/9/20	2,000,000	1,992,740
2.625%, 4/19/21	1,475,000	1,478,901
5.000%, 5/13/21	1,500,000	1,637,669
5.700%, 1/24/22	2,500,000	2,818,393
2.503%, 10/21/22	4,250,000	4,200,721
3.300%, 1/11/23	4,300,000	4,387,260
4.100%, 7/24/23	2,000,000	2,106,836
4.125%, 1/22/24	1,200,000	1,265,262
4.000%, 4/1/24	5,000,000	5,234,518
4.200%, 8/26/24	625,000	648,216
4.000%, 1/22/25	1,000,000	1,015,505
3.875%, 8/1/25	2,000,000	2,066,600
4.450%, 3/3/26	655,000	683,145
3.500%, 4/19/26	3,000,000	3,013,987
3.824%, 1/20/28 (l)	1,000,000	1,017,393
3.705%, 4/24/28 (l)	1,500,000	1,511,468
Series L 2.600%, 1/15/19	1,742,000	1,758,839
2.650%, 4/1/19	1,133,000	1,146,067
2.250%, 4/21/20	2,050,000	2,052,227
3.950%, 4/21/25	2,450,000	2,480,494
Bank of America NA
2.050%, 12/7/18	2,500,000	2,510,668
Bank of Montreal
1.350%, 8/28/18	1,000,000	996,474
1.500%, 7/18/19	750,000	743,028
2.100%, 12/12/19	1,500,000	1,501,830
2.100%, 6/15/20	1,150,000	1,148,606
1.900%, 8/27/21	2,000,000	1,962,223
2.550%, 11/6/22	1,300,000	1,295,967
Bank of Nova Scotia (The)
1.950%, 1/15/19	750,000	751,410
2.050%, 6/5/19	1,000,000	1,001,280
1.650%, 6/14/19	2,000,000	1,986,945
2.350%, 10/21/20	1,250,000	1,255,449
4.375%, 1/13/21	1,150,000	1,230,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.450%, 3/22/21	$750,000	$752,646
2.800%, 7/21/21	1,000,000	1,020,892
2.700%, 3/7/22	250,000	251,736
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,430,454
Barclays plc
2.750%, 11/8/19	2,250,000	2,269,564
2.875%, 6/8/20	2,500,000	2,524,758
3.250%, 1/12/21	500,000	507,860
3.200%, 8/10/21	750,000	762,844
3.684%, 1/10/23	560,000	573,737
3.650%, 3/16/25	1,750,000	1,741,317
4.375%, 1/12/26	1,500,000	1,563,115
5.200%, 5/12/26	2,000,000	2,104,379
BB&T Corp.
2.250%, 2/1/19	600,000	604,154
6.850%, 4/30/19	100,000	108,731
5.250%, 11/1/19	460,000	494,514
2.625%, 6/29/20	1,000,000	1,017,788
2.050%, 5/10/21	2,000,000	1,983,733
3.950%, 3/22/22	250,000	266,801
2.750%, 4/1/22	1,000,000	1,013,813
BNP Paribas
3.250%, 3/3/23	650,000	670,162
BNP Paribas SA
2.700%, 8/20/18	2,000,000	2,023,782
2.400%, 12/12/18	100,000	100,902
2.450%, 3/17/19	1,700,000	1,716,502
5.000%, 1/15/21	2,000,000	2,180,527
4.250%, 10/15/24	1,000,000	1,045,683
Branch Banking & Trust Co.
2.300%, 10/15/18	1,000,000	1,007,631
1.450%, 5/10/19	775,000	769,763
2.100%, 1/15/20	1,000,000	1,003,355
2.625%, 1/15/22	1,250,000	1,260,772
3.625%, 9/16/25	2,000,000	2,078,579
3.800%, 10/30/26	300,000	315,997
Canadian Imperial Bank of Commerce
1.600%, 9/6/19	2,150,000	2,132,741
2.550%, 6/16/22	1,000,000	998,333
Capital One Bank USA NA
2.150%, 11/21/18	250,000	250,543
2.250%, 2/13/19	2,000,000	2,005,592
3.375%, 2/15/23	1,000,000	1,011,436
Capital One NA
2.350%, 8/17/18	500,000	502,420
2.350%, 1/31/20	2,750,000	2,752,253
2.950%, 7/23/21	1,000,000	1,007,670
2.250%, 9/13/21	2,000,000	1,965,695
Citibank NA
2.000%, 3/20/19	2,000,000	2,007,694
2.100%, 6/12/20	1,500,000	1,499,801
Citigroup, Inc.
2.150%, 7/30/18	2,720,000	2,727,926
2.500%, 9/26/18	3,000,000	3,021,607
2.050%, 12/7/18	3,000,000	3,003,979
2.050%, 6/7/19	1,250,000	1,249,928
2.450%, 1/10/20	2,000,000	2,012,635
2.400%, 2/18/20	2,000,000	2,009,393
2.650%, 10/26/20	4,250,000	4,286,912
2.700%, 3/30/21	1,150,000	1,158,916

2.350%, 8/2/21	$1,000,000	$991,085
2.900%, 12/8/21	2,000,000	2,019,664
4.500%, 1/14/22	200,000	215,105
2.750%, 4/25/22	1,275,000	1,274,204
4.050%, 7/30/22	150,000	156,781
3.375%, 3/1/23	1,150,000	1,175,504
3.500%, 5/15/23	1,000,000	1,014,723
3.875%, 10/25/23	1,550,000	1,620,485
3.750%, 6/16/24	500,000	516,500
4.000%, 8/5/24	2,500,000	2,575,490
3.875%, 3/26/25	500,000	503,343
3.300%, 4/27/25	3,000,000	2,982,148
4.400%, 6/10/25	650,000	675,973
3.700%, 1/12/26	3,000,000	3,043,353
4.600%, 3/9/26	595,000	625,316
3.400%, 5/1/26	2,500,000	2,469,882
3.200%, 10/21/26	3,250,000	3,162,463
Citizens Bank NA
2.450%, 12/4/19	750,000	755,549
2.250%, 3/2/20	765,000	766,135
2.200%, 5/26/20	895,000	894,158
2.550%, 5/13/21	610,000	611,729
2.650%, 5/26/22	505,000	503,996
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	351,508
4.300%, 12/3/25	750,000	783,433
Comerica Bank
2.500%, 6/2/20	1,250,000	1,259,450
4.000%, 7/27/25	250,000	256,085
Comerica, Inc.
2.125%, 5/23/19	400,000	399,783
Commonwealth Bank of Australia
2.500%, 9/20/18	1,000,000	1,008,680
1.750%, 11/2/18	585,000	584,587
2.250%, 3/13/19	1,000,000	1,005,696
2.050%, 3/15/19	1,000,000	1,002,205
2.300%, 9/6/19	1,000,000	1,006,640
2.300%, 3/12/20	1,000,000	1,002,702
2.400%, 11/2/20	1,000,000	1,001,394
2.550%, 3/15/21	900,000	902,993
Compass Bank
2.875%, 6/29/22	750,000	748,065
3.875%, 4/10/25	1,000,000	994,739
Cooperatieve Rabobank UA
2.250%, 1/14/19	2,500,000	2,515,601
2.250%, 1/14/20	1,000,000	1,005,097
4.500%, 1/11/21	1,500,000	1,610,505
2.500%, 1/19/21	1,100,000	1,106,642
2.750%, 1/10/22	595,000	604,361
3.875%, 2/8/22	2,812,000	2,988,197
3.950%, 11/9/22	1,000,000	1,047,433
4.625%, 12/1/23	1,000,000	1,078,430
3.375%, 5/21/25	1,000,000	1,026,947
4.375%, 8/4/25	500,000	524,439
3.750%, 7/21/26	815,000	815,437
Series BKTN 1.375%, 8/9/19	2,000,000	1,977,520
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	503,809
3.125%, 12/10/20	1,250,000	1,269,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.450%, 4/16/21	$2,000,000	$2,051,845
3.800%, 9/15/22	2,500,000	2,593,735
3.800%, 6/9/23	1,000,000	1,028,674
3.750%, 3/26/25	750,000	754,884
4.550%, 4/17/26	2,000,000	2,119,515
Discover Bank
2.600%, 11/13/18	1,000,000	1,008,415
7.000%, 4/15/20	1,200,000	1,332,750
3.100%, 6/4/20	500,000	509,614
3.200%, 8/9/21	350,000	357,004
4.200%, 8/8/23	550,000	577,727
3.450%, 7/27/26	840,000	817,415
Fifth Third Bancorp
2.300%, 3/1/19	1,000,000	1,003,157
2.875%, 7/27/20	1,000,000	1,019,226
2.600%, 6/15/22	800,000	798,175
4.300%, 1/16/24	700,000	738,996
Fifth Third Bank
2.150%, 8/20/18	1,000,000	1,005,007
2.300%, 3/15/19	355,000	357,050
2.375%, 4/25/19	1,000,000	1,006,830
1.625%, 9/27/19	690,000	683,135
2.250%, 6/14/21	750,000	747,009
3.850%, 3/15/26	600,000	612,786
First Republic Bank
2.375%, 6/17/19	500,000	502,839
2.500%, 6/6/22	500,000	497,771
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,071,952
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,311,591
5.100%, 4/5/21	2,700,000	2,937,051
2.950%, 5/25/21	1,750,000	1,771,216
2.650%, 1/5/22	2,500,000	2,489,719
4.875%, 1/14/22	750,000	817,338
4.000%, 3/30/22	1,650,000	1,738,170
3.262%, 3/13/23 (l)	1,500,000	1,529,671
3.600%, 5/25/23	1,500,000	1,550,334
4.250%, 3/14/24	1,700,000	1,754,533
4.250%, 8/18/25	1,600,000	1,643,936
4.300%, 3/8/26	2,500,000	2,656,415
3.900%, 5/25/26	1,140,000	1,176,137
4.375%, 11/23/26	1,815,000	1,880,674
4.041%, 3/13/28 (l)	1,250,000	1,295,689
Huntington Bancshares, Inc.
2.600%, 8/2/18	750,000	756,499
7.000%, 12/15/20 (x)	80,000	91,619
2.300%, 1/14/22	2,800,000	2,753,259
Huntington National Bank (The)
2.200%, 11/6/18	1,000,000	1,003,854
2.200%, 4/1/19	500,000	502,008
2.375%, 3/10/20	345,000	346,871
Industrial & Commercial Bank of China Ltd.
2.157%, 11/13/18	750,000	747,681
3.231%, 11/13/19	700,000	711,612
2.905%, 11/13/20 (x)	750,000	750,825
2.635%, 5/26/21	350,000	346,602
2.452%, 10/20/21	1,150,000	1,130,690
ING Groep NV
3.150%, 3/29/22	1,250,000	1,274,498
3.950%, 3/29/27	1,250,000	1,300,869

Intesa Sanpaolo SpA
3.875%, 1/15/19	$1,000,000	$1,024,658
5.250%, 1/12/24	1,500,000	1,654,359
JPMorgan Chase & Co.
2.350%, 1/28/19	3,000,000	3,022,616
1.850%, 3/22/19	2,500,000	2,498,075
6.300%, 4/23/19	7,707,000	8,293,770
4.950%, 3/25/20	500,000	536,808
2.750%, 6/23/20	1,250,000	1,269,456
4.400%, 7/22/20	3,230,000	3,438,945
4.250%, 10/15/20	874,000	927,797
2.550%, 10/29/20	3,385,000	3,419,538
2.550%, 3/1/21	1,000,000	1,005,267
4.625%, 5/10/21	2,000,000	2,158,439
2.400%, 6/7/21	1,250,000	1,246,959
4.350%, 8/15/21	300,000	321,504
4.500%, 1/24/22	2,000,000	2,167,060
3.250%, 9/23/22	2,849,000	2,921,036
2.972%, 1/15/23	3,250,000	3,282,060
3.200%, 1/25/23	4,369,000	4,459,856
2.776%, 4/25/23 (l)	2,062,000	2,066,169
3.375%, 5/1/23	2,075,000	2,104,413
2.700%, 5/18/23	2,000,000	1,983,713
3.875%, 2/1/24	3,000,000	3,142,976
3.625%, 5/13/24	3,000,000	3,092,680
3.220%, 3/1/25 (l)	2,365,000	2,371,626
3.900%, 7/15/25	3,000,000	3,137,398
3.300%, 4/1/26	2,000,000	1,993,108
3.200%, 6/15/26	1,750,000	1,726,219
3.540%, 5/1/28 (l)	2,750,000	2,760,116
KeyBank NA
2.350%, 3/8/19	445,000	449,407
1.600%, 8/22/19	325,000	323,307
2.250%, 3/16/20	750,000	753,185
2.500%, 11/22/21	250,000	251,028
2.400%, 6/9/22	635,000	632,736
3.300%, 6/1/25	250,000	254,358
3.400%, 5/20/26	1,000,000	992,954
KeyCorp
2.900%, 9/15/20	1,175,000	1,196,771
5.100%, 3/24/21	1,375,000	1,505,861
Korea Development Bank (The)
2.500%, 3/11/20 (x)	1,000,000	1,001,281
4.625%, 11/16/21	250,000	270,197
2.625%, 2/27/22	2,000,000	1,996,028
3.000%, 9/14/22	1,000,000	1,012,939
Kreditanstalt fuer Wiederaufbau
4.500%, 7/16/18	2,385,000	2,459,079
1.000%, 9/7/18	3,000,000	2,984,153
1.250%, 9/13/18	1,000,000	997,349
1.125%, 11/16/18	2,000,000	1,990,078
1.375%, 12/14/18	500,000	499,058
1.500%, 2/6/19	1,000,000	1,002,252
1.875%, 4/1/19	3,150,000	3,167,412
4.875%, 6/17/19	1,900,000	2,019,663
1.000%, 7/15/19	3,000,000	2,963,846
1.250%, 9/30/19	3,000,000	2,973,868
1.750%, 10/15/19	2,500,000	2,504,791
4.000%, 1/27/20	8,539,000	9,025,065
1.750%, 3/31/20	3,000,000	3,005,355
1.500%, 4/20/20	4,000,000	3,971,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.875%, 6/30/20	$3,000,000	$3,006,064
2.750%, 9/8/20	2,436,000	2,511,997
2.750%, 10/1/20	3,150,000	3,239,350
1.875%, 11/30/20	1,500,000	1,499,322
1.625%, 3/15/21	4,000,000	3,954,591
1.500%, 6/15/21	4,000,000	3,926,539
2.375%, 8/25/21	1,500,000	1,530,448
2.000%, 11/30/21	2,000,000	2,010,569
2.625%, 1/25/22	3,000,000	3,081,184
2.125%, 3/7/22	3,500,000	3,505,437
2.125%, 6/15/22	3,000,000	3,018,688
2.000%, 10/4/22	2,312,000	2,293,734
2.125%, 1/17/23	3,350,000	3,338,617
2.500%, 11/20/24	5,000,000	5,066,008
2.000%, 5/2/25	3,000,000	2,921,743
Landwirtschaftliche Rentenbank
1.750%, 4/15/19	2,000,000	2,005,639
1.375%, 10/23/19	829,000	823,165
2.000%, 12/6/21	1,000,000	1,002,689
2.000%, 1/13/25	3,000,000	2,911,700
1.750%, 7/27/26	500,000	468,198
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	1,014,498
6.375%, 1/21/21	1,000,000	1,128,340
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	380,911
3.000%, 1/11/22	1,365,000	1,379,285
4.582%, 12/10/25	1,000,000	1,036,397
4.650%, 3/24/26	1,750,000	1,826,263
3.750%, 1/11/27 (x)	1,385,000	1,391,787
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	800,000	806,460
2.250%, 7/25/19	1,100,000	1,108,817
2.500%, 5/18/22	500,000	498,892
2.900%, 2/6/25	1,000,000	995,632
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,805,000	1,833,919
2.190%, 9/13/21	1,350,000	1,328,846
2.998%, 2/22/22 (x)	1,250,000	1,268,318
2.527%, 9/13/23	760,000	744,370
3.850%, 3/1/26	2,170,000	2,269,595
2.757%, 9/13/26 (x)	1,250,000	1,208,148
3.677%, 2/22/27	1,000,000	1,029,778
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	835,146
2.953%, 2/28/22	1,150,000	1,159,473
2.839%, 9/13/26	850,000	822,577
3.663%, 2/28/27	1,000,000	1,033,778
MUFG Americas Holdings Corp.
2.250%, 2/10/20	250,000	250,472
3.500%, 6/18/22	1,800,000	1,853,359
3.000%, 2/10/25	100,000	98,363
MUFG Union Bank NA
2.625%, 9/26/18	1,000,000	1,009,054
National Australia Bank Ltd.
2.300%, 7/25/18	1,250,000	1,257,872
1.375%, 7/12/19	1,000,000	988,171
2.250%, 1/10/20	1,000,000	1,003,891
2.125%, 5/22/20	1,000,000	998,687
2.625%, 1/14/21	750,000	756,441
1.875%, 7/12/21	1,000,000	977,857

2.800%, 1/10/22	$1,000,000	$1,012,321
2.500%, 5/22/22	1,000,000	998,997
3.000%, 1/20/23	1,350,000	1,362,599
3.375%, 1/14/26 (x)	750,000	760,112
2.500%, 7/12/26	1,500,000	1,415,983
National Bank of Canada
2.100%, 12/14/18	1,500,000	1,506,237
2.150%, 6/12/20	730,000	728,627
Oesterreichische Kontrollbank AG
1.625%, 3/12/19	1,000,000	999,111
1.125%, 4/26/19	3,000,000	2,969,789
1.750%, 1/24/20	700,000	698,719
2.375%, 10/1/21	1,500,000	1,517,539
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	306,932
PNC Bank NA
1.850%, 7/20/18	536,000	537,295
1.800%, 11/5/18	250,000	250,324
1.700%, 12/7/18	1,500,000	1,499,308
2.200%, 1/28/19	1,500,000	1,507,988
1.950%, 3/4/19	1,500,000	1,503,155
1.450%, 7/29/19	445,000	440,973
2.000%, 5/19/20	750,000	748,944
2.300%, 6/1/20	500,000	503,388
2.600%, 7/21/20	750,000	761,127
2.450%, 11/5/20	250,000	252,498
2.150%, 4/29/21	1,250,000	1,245,988
2.550%, 12/9/21	1,050,000	1,057,919
2.625%, 2/17/22 (x)	1,250,000	1,261,799
2.950%, 1/30/23	250,000	252,749
3.800%, 7/25/23	1,000,000	1,049,998
3.300%, 10/30/24	1,000,000	1,025,597
2.950%, 2/23/25	250,000	249,532
3.250%, 6/1/25	500,000	507,675
PNC Financial Services Group, Inc. (The)
6.700%, 6/10/19	500,000	543,490
5.125%, 2/8/20	981,000	1,055,476
4.375%, 8/11/20	1,839,000	1,961,632
2.854%, 11/9/22 (e)	2,000,000	2,019,874
3.900%, 4/29/24	500,000	524,129
3.150%, 5/19/27	750,000	748,002
Regions Bank
2.250%, 9/14/18	750,000	752,230
Regions Financial Corp.
3.200%, 2/8/21	675,000	689,535
Royal Bank of Canada
2.200%, 7/27/18	2,000,000	2,012,505
2.000%, 12/10/18	1,750,000	1,755,752
2.150%, 3/15/19	750,000	753,398
1.625%, 4/15/19	1,000,000	995,068
1.500%, 7/29/19	500,000	494,978
2.125%, 3/2/20	1,000,000	1,001,360
2.150%, 3/6/20	750,000	751,450
2.350%, 10/30/20	1,250,000	1,254,197
2.500%, 1/19/21	1,000,000	1,005,022
2.750%, 2/1/22	750,000	758,973
4.650%, 1/27/26	2,000,000	2,146,081
Royal Bank of Scotland Group plc
3.498%, 5/15/23 (l)	2,000,000	2,015,600
3.875%, 9/12/23	800,000	815,600
4.800%, 4/5/26	2,750,000	2,923,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Santander Holdings USA, Inc.
2.700%, 5/24/19	$750,000	$755,286
3.700%, 3/28/22§	990,000	998,781
4.500%, 7/17/25	1,500,000	1,542,919
Santander Issuances SAU
5.179%, 11/19/25	1,000,000	1,083,228
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	759,500
3.125%, 1/8/21	1,000,000	1,016,610
2.875%, 8/5/21	1,250,000	1,256,117
3.571%, 1/10/23	520,000	531,506
Santander UK plc
3.050%, 8/23/18	1,000,000	1,014,158
2.000%, 8/24/18	833,000	834,114
2.500%, 3/14/19	500,000	504,244
2.350%, 9/10/19	670,000	674,780
2.375%, 3/16/20	1,000,000	1,004,711
4.000%, 3/13/24	1,000,000	1,055,068
Skandinaviska Enskilda Banken AB
1.500%, 9/13/19	600,000	592,682
2.300%, 3/11/20	750,000	753,000
2.625%, 3/15/21	1,000,000	1,009,784
1.875%, 9/13/21	800,000	782,824
2.800%, 3/11/22	750,000	760,569
Societe Generale SA
2.625%, 10/1/18	1,000,000	1,010,221
Sumitomo Mitsui Banking Corp.
2.500%, 7/19/18	250,000	251,710
1.950%, 7/23/18	500,000	501,460
1.762%, 10/19/18	585,000	583,963
2.450%, 1/10/19	800,000	806,914
1.966%, 1/11/19	1,000,000	1,000,009
2.050%, 1/18/19	750,000	750,833
2.250%, 7/11/19	750,000	753,301
2.450%, 1/16/20	500,000	503,419
2.650%, 7/23/20	750,000	758,752
2.450%, 10/20/20	800,000	807,939
3.200%, 7/18/22	750,000	770,297
3.000%, 1/18/23	1,000,000	1,010,350
3.950%, 1/10/24	2,250,000	2,408,153
3.400%, 7/11/24	1,000,000	1,025,709
3.650%, 7/23/25	750,000	777,102
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,271,429
2.442%, 10/19/21	1,000,000	994,187
2.846%, 1/11/22 (x)	1,500,000	1,514,863
3.784%, 3/9/26	1,250,000	1,302,152
3.010%, 10/19/26	1,000,000	980,468
3.446%, 1/11/27	1,700,000	1,726,132
SunTrust Bank
2.250%, 1/31/20	500,000	500,536
3.300%, 5/15/26	1,000,000	979,457
SunTrust Banks, Inc.
2.350%, 11/1/18	350,000	351,940
2.500%, 5/1/19	500,000	504,086
2.900%, 3/3/21	500,000	508,190
2.700%, 1/27/22	1,000,000	1,002,641
SVB Financial Group
5.375%, 9/15/20	160,000	174,466
Svenska Handelsbanken AB
2.500%, 1/25/19	3,000,000	3,031,280

1.500%, 9/6/19	$1,000,000	$989,650
2.450%, 3/30/21	1,145,000	1,147,704
1.875%, 9/7/21	505,000	492,444
Toronto-Dominion Bank (The)
1.750%, 7/23/18	1,000,000	1,002,969
1.450%, 9/6/18	3,500,000	3,492,475
2.625%, 9/10/18	1,000,000	1,011,546
1.950%, 1/22/19	1,500,000	1,504,612
2.125%, 7/2/19	1,000,000	1,005,111
2.250%, 11/5/19	1,000,000	1,006,712
2.500%, 12/14/20	1,000,000	1,008,933
2.125%, 4/7/21	1,500,000	1,491,433
3.625%, 9/15/31 (l)	1,000,000	987,812
US Bancorp
2.350%, 1/29/21	1,000,000	1,007,680
4.125%, 5/24/21	1,000,000	1,071,095
3.000%, 3/15/22	750,000	769,105
2.950%, 7/15/22	1,600,000	1,626,833
3.700%, 1/30/24	500,000	526,888
3.600%, 9/11/24	1,000,000	1,039,228
3.100%, 4/27/26	1,415,000	1,395,684
Series V 2.375%, 7/22/26	2,000,000	1,888,142
Series X 3.150%, 4/27/27	2,550,000	2,551,889
US Bank NA
1.400%, 4/26/19	775,000	771,609
2.125%, 10/28/19	1,000,000	1,007,372
2.800%, 1/27/25	1,000,000	989,738
Wells Fargo & Co.
2.150%, 1/15/19	1,166,000	1,171,383
2.125%, 4/22/19	3,750,000	3,775,199
2.550%, 12/7/20	1,715,000	1,735,217
3.000%, 1/22/21	1,500,000	1,531,865
2.500%, 3/4/21	2,000,000	2,006,255
4.600%, 4/1/21	2,000,000	2,152,995
2.100%, 7/26/21	1,250,000	1,235,371
3.500%, 3/8/22	1,844,000	1,915,121
3.069%, 1/24/23	1,000,000	1,013,318
4.125%, 8/15/23	3,000,000	3,160,980
3.300%, 9/9/24	2,000,000	2,027,114
3.000%, 2/19/25	2,500,000	2,460,423
3.000%, 4/22/26	4,000,000	3,903,475
4.100%, 6/3/26	2,000,000	2,067,588
3.000%, 10/23/26	1,500,000	1,458,821
3.584%, 5/22/28 (l)	8,035,000	8,143,123
Series M 3.450%, 2/13/23	1,806,000	1,844,742
Series N 2.150%, 1/30/20	1,250,000	1,253,009
Wells Fargo Bank NA
1.800%, 11/28/18	1,500,000	1,501,598
1.750%, 5/24/19	1,250,000	1,248,065
2.150%, 12/6/19	1,500,000	1,506,456
Westpac Banking Corp.
1.950%, 11/23/18	750,000	751,785
2.250%, 1/17/19	600,000	605,869
1.650%, 5/13/19	750,000	746,040
1.600%, 8/19/19	1,500,000	1,487,313
4.875%, 11/19/19	1,800,000	1,915,927
2.150%, 3/6/20	1,000,000	1,000,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.300%, 5/26/20	$1,000,000	$1,003,519
2.600%, 11/23/20	1,500,000	1,515,741
2.100%, 5/13/21	750,000	742,224
2.000%, 8/19/21	1,250,000	1,228,650
2.800%, 1/11/22 (x)	2,250,000	2,277,579
2.500%, 6/28/22	1,250,000	1,244,371
2.850%, 5/13/26	750,000	728,100
2.700%, 8/19/26	1,750,000	1,675,357
3.350%, 3/8/27	1,250,000	1,257,661
4.322%, 11/23/31 (l)	1,000,000	1,026,360

		673,213,095

Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	367,076
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	948,681
5.300%, 3/15/20	156,000	169,367
4.000%, 10/15/23	150,000	160,280
3.700%, 10/15/24	750,000	785,243
2.875%, 9/15/26	500,000	486,058
Apollo Investment Corp.
5.250%, 3/3/25	350,000	350,009
Ares Capital Corp.
4.875%, 11/30/18	500,000	515,279
3.875%, 1/15/20	300,000	307,856
3.625%, 1/19/22	600,000	607,108
Bank of New York Mellon Corp. (The)
2.100%, 1/15/19	48,000	48,292
2.300%, 9/11/19	1,500,000	1,513,810
2.600%, 8/17/20	350,000	355,465
2.450%, 11/27/20	1,000,000	1,008,876
4.150%, 2/1/21	1,187,000	1,264,536
2.500%, 4/15/21	600,000	604,280
2.050%, 5/3/21	1,000,000	990,170
3.550%, 9/23/21	750,000	784,273
2.600%, 2/7/22	1,000,000	1,005,825
2.661%, 5/16/23 (l)	700,000	698,564
2.200%, 8/16/23	425,000	412,199
3.650%, 2/4/24	2,100,000	2,202,757
2.800%, 5/4/26	750,000	733,446
2.450%, 8/17/26	1,000,000	948,470
3.250%, 5/16/27	700,000	707,037
Series G 2.150%, 2/24/20	2,000,000	2,009,340
3.000%, 2/24/25	1,500,000	1,495,164
BlackRock, Inc.
5.000%, 12/10/19	973,000	1,046,572
4.250%, 5/24/21	1,000,000	1,078,330
3.375%, 6/1/22	500,000	522,615
3.500%, 3/18/24	1,400,000	1,468,665
3.200%, 3/15/27	347,000	350,568
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	608,936
Brookfield Finance LLC
4.000%, 4/1/24	750,000	769,319
CBOE Holdings, Inc.
1.950%, 6/28/19	315,000	314,994
3.650%, 1/12/27	650,000	657,389
Charles Schwab Corp. (The)
4.450%, 7/22/20	850,000	908,440

3.000%, 3/10/25	$150,000	$150,616
3.200%, 3/2/27	500,000	500,645
CME Group, Inc.
3.000%, 9/15/22	500,000	514,260
3.000%, 3/15/25	1,000,000	1,007,623
Credit Suisse AG
2.300%, 5/28/19	900,000	905,693
5.300%, 8/13/19	1,346,000	1,437,014
5.400%, 1/14/20	2,000,000	2,146,183
4.375%, 8/5/20	2,200,000	2,337,831
3.000%, 10/29/21	850,000	866,120
3.625%, 9/9/24	3,000,000	3,081,811
Deutsche Bank AG
2.500%, 2/13/19	1,600,000	1,603,321
2.850%, 5/10/19	750,000	758,141
2.950%, 8/20/20 (x)	750,000	752,845
3.125%, 1/13/21	1,000,000	1,003,829
3.375%, 5/12/21	500,000	506,690
4.250%, 10/14/21	3,500,000	3,671,083
3.700%, 5/30/24	1,500,000	1,497,147
4.100%, 1/13/26	1,000,000	1,014,932
Eaton Vance Corp.
3.625%, 6/15/23	500,000	519,692
3.500%, 4/6/27	250,000	252,706
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,236,059
FS Investment Corp.
4.000%, 7/15/19	400,000	402,818
4.250%, 1/15/20	150,000	153,594
Goldman Sachs Group, Inc. (The)
2.900%, 7/19/18	3,000,000	3,034,199
7.500%, 2/15/19	2,999,000	3,256,359
2.000%, 4/25/19	250,000	249,850
2.550%, 10/23/19	1,000,000	1,008,508
2.300%, 12/13/19	2,315,000	2,320,470
5.375%, 3/15/20	3,150,000	3,412,920
2.600%, 4/23/20	3,000,000	3,026,606
2.750%, 9/15/20	350,000	354,238
2.600%, 12/27/20	4,000,000	4,017,470
2.875%, 2/25/21	1,000,000	1,011,673
2.625%, 4/25/21	1,860,000	1,861,888
5.250%, 7/27/21	1,905,000	2,094,060
2.350%, 11/15/21	900,000	888,900
5.750%, 1/24/22	4,400,000	4,957,675
3.000%, 4/26/22	2,085,000	2,099,839
3.625%, 1/22/23	2,244,000	2,319,393
2.908%, 6/5/23 (l)	1,500,000	1,498,338
4.000%, 3/3/24	3,045,000	3,191,909
3.850%, 7/8/24	2,000,000	2,077,255
3.500%, 1/23/25	3,250,000	3,287,644
3.750%, 5/22/25	2,400,000	2,455,821
3.750%, 2/25/26	580,000	589,853
3.500%, 11/16/26	1,815,000	1,805,486
3.850%, 1/26/27	2,240,000	2,277,583
3.691%, 6/5/28 (l)	1,000,000	1,001,496
Series D 6.000%, 6/15/20	1,428,000	1,577,391
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	621,872
4.000%, 10/15/23	850,000	911,413
3.750%, 12/1/25	610,000	639,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Invesco Finance plc
3.125%, 11/30/22	$1,000,000	$1,019,699
Jefferies Group LLC
8.500%, 7/15/19	1,446,000	1,620,908
5.125%, 1/20/23	117,000	126,910
4.850%, 1/15/27	665,000	693,941
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,051,319
Legg Mason, Inc.
4.750%, 3/15/26	250,000	264,609
Moody’s Corp.
2.750%, 7/15/19	500,000	507,581
5.500%, 9/1/20	500,000	548,452
2.750%, 12/15/21	250,000	251,028
4.500%, 9/1/22	31,000	33,532
2.625%, 1/15/23 (b)§	650,000	646,948
4.875%, 2/15/24	500,000	551,976
Morgan Stanley
2.500%, 1/24/19	2,000,000	2,015,892
2.450%, 2/1/19	1,145,000	1,153,285
7.300%, 5/13/19	2,718,000	2,972,601
2.375%, 7/23/19	3,000,000	3,021,418
5.625%, 9/23/19	2,039,000	2,189,836
5.500%, 1/26/20	250,000	269,973
2.650%, 1/27/20	3,000,000	3,028,549
2.800%, 6/16/20	3,000,000	3,044,201
5.500%, 7/24/20	1,522,000	1,660,792
5.750%, 1/25/21	4,112,000	4,559,927
2.500%, 4/21/21	2,500,000	2,491,801
5.500%, 7/28/21	2,130,000	2,362,777
2.625%, 11/17/21	2,205,000	2,199,245
2.750%, 5/19/22	2,065,000	2,065,086
4.875%, 11/1/22	312,000	338,177
3.750%, 2/25/23	3,394,000	3,525,873
4.100%, 5/22/23	2,000,000	2,083,367
3.700%, 10/23/24	2,000,000	2,049,749
4.000%, 7/23/25	505,000	527,307
5.000%, 11/24/25	3,000,000	3,255,033
3.875%, 1/27/26	3,000,000	3,092,575
3.125%, 7/27/26	3,000,000	2,919,537
3.625%, 1/20/27	4,000,000	4,024,711
Series F 3.875%, 4/29/24	2,500,000	2,598,982
Nasdaq, Inc.
5.550%, 1/15/20	894,000	966,309
3.850%, 6/30/26	145,000	148,143
Nomura Holdings, Inc.
2.750%, 3/19/19	1,000,000	1,010,348
6.700%, 3/4/20	959,000	1,063,631
Northern Trust Corp.
3.450%, 11/4/20	850,000	886,511
3.375%, 8/23/21	375,000	391,568
2.375%, 8/2/22	500,000	500,785
3.375%, 5/8/32 (l)	468,000	467,682
Prospect Capital Corp.
5.000%, 7/15/19	350,000	359,962
Raymond James Financial, Inc.
8.600%, 8/15/19	439,000	495,866
S&P Global, Inc.
2.500%, 8/15/18	250,000	251,676
3.300%, 8/14/20	600,000	617,146

4.000%, 6/15/25	$250,000	$262,626
Stifel Financial Corp.
4.250%, 7/18/24	700,000	711,126
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	108,279
2.950%, 4/1/22	250,000	255,905
3.625%, 4/1/25	1,000,000	1,037,096
3.300%, 4/1/27	455,000	451,674
Thomson Reuters Corp.
6.500%, 7/15/18	1,058,000	1,107,882
4.700%, 10/15/19	369,000	388,322
4.300%, 11/23/23	500,000	534,052
3.350%, 5/15/26	570,000	569,436
UBS AG
2.375%, 8/14/19	2,500,000	2,519,972
2.350%, 3/26/20	2,750,000	2,764,551

		196,013,851

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	2,225,000	2,281,040
4.625%, 10/30/20	2,350,000	2,489,184
4.500%, 5/15/21	2,150,000	2,277,729
3.950%, 2/1/22	2,700,000	2,810,854
3.500%, 5/26/22	1,030,000	1,055,036
American Express Co.
8.125%, 5/20/19	1,212,000	1,346,014
2.650%, 12/2/22	1,487,000	1,489,785
3.625%, 12/5/24	1,070,000	1,095,917
American Express Credit Corp.
1.800%, 7/31/18	500,000	499,845
1.875%, 11/5/18	400,000	400,606
2.125%, 3/18/19	750,000	753,334
1.875%, 5/3/19	1,005,000	1,005,167
2.250%, 8/15/19	2,000,000	2,014,515
1.700%, 10/30/19	750,000	745,913
2.375%, 5/26/20	1,750,000	1,766,695
2.250%, 5/5/21 (x)	2,000,000	1,994,908
3.300%, 5/3/27	1,150,000	1,150,112
American Honda Finance Corp.
2.125%, 10/10/18	1,000,000	1,006,553
1.500%, 11/19/18	1,000,000	998,332
1.200%, 7/12/19	1,000,000	988,346
2.000%, 2/14/20	750,000	750,450
1.650%, 7/12/21	1,000,000	972,942
1.700%, 9/9/21	2,400,000	2,334,723
2.900%, 2/16/24	500,000	506,751
2.300%, 9/9/26	720,000	677,761
Capital One Financial Corp.
2.500%, 5/12/20	1,987,000	1,993,536
4.750%, 7/15/21	500,000	538,051
3.050%, 3/9/22	600,000	603,485
3.750%, 4/24/24	1,000,000	1,023,068
4.200%, 10/29/25	750,000	756,339
3.750%, 7/28/26	2,000,000	1,957,285
3.750%, 3/9/27	1,150,000	1,146,847
Caterpillar Financial Services Corp.
7.150%, 2/15/19	1,000,000	1,081,987
1.900%, 3/22/19	1,000,000	999,832
1.350%, 5/18/19	1,000,000	990,992
2.100%, 6/9/19	700,000	702,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.100%, 1/10/20	$385,000	$385,466
2.000%, 3/5/20	1,000,000	997,841
1.931%, 10/1/21	1,000,000	981,293
2.850%, 6/1/22	500,000	507,644
2.400%, 6/6/22	1,000,000	993,014
2.625%, 3/1/23 (x)	1,000,000	1,001,056
3.300%, 6/9/24	1,250,000	1,288,049
2.400%, 8/9/26	250,000	240,613
Discover Financial Services
5.200%, 4/27/22	100,000	109,000
3.850%, 11/21/22	1,144,000	1,173,315
3.950%, 11/6/24	250,000	254,417
3.750%, 3/4/25	350,000	347,375
4.100%, 2/9/27	565,000	566,582
Ford Motor Credit Co. LLC
2.551%, 10/5/18	500,000	503,318
2.943%, 1/8/19	600,000	608,152
2.262%, 3/28/19	660,000	661,565
1.897%, 8/12/19	2,610,000	2,590,195
2.681%, 1/9/20	790,000	795,371
2.459%, 3/27/20	1,500,000	1,500,310
2.425%, 6/12/20	645,000	645,014
3.157%, 8/4/20	500,000	508,558
3.200%, 1/15/21	750,000	760,522
3.336%, 3/18/21	1,000,000	1,019,766
5.875%, 8/2/21	4,600,000	5,109,734
3.219%, 1/9/22	1,500,000	1,511,852
3.339%, 3/28/22	2,000,000	2,033,749
4.250%, 9/20/22	2,700,000	2,836,726
3.810%, 1/9/24	1,140,000	1,155,655
4.134%, 8/4/25	600,000	609,976
4.389%, 1/8/26	2,050,000	2,118,719
General Motors Financial Co., Inc.
3.100%, 1/15/19	500,000	506,952
2.400%, 5/9/19	780,000	781,451
2.350%, 10/4/19	750,000	749,115
3.150%, 1/15/20	1,000,000	1,016,413
2.650%, 4/13/20	625,000	627,349
3.200%, 7/13/20	1,250,000	1,274,123
3.700%, 11/24/20	1,750,000	1,805,946
4.200%, 3/1/21	750,000	785,707
3.200%, 7/6/21	2,250,000	2,272,599
3.450%, 1/14/22	1,000,000	1,016,392
3.450%, 4/10/22	2,000,000	2,029,782
3.150%, 6/30/22	225,000	225,348
3.700%, 5/9/23	875,000	886,971
3.950%, 4/13/24	1,000,000	1,014,657
4.000%, 1/15/25	2,000,000	2,009,538
4.300%, 7/13/25	1,250,000	1,270,517
5.250%, 3/1/26	700,000	757,130
4.000%, 10/6/26	750,000	746,603
4.350%, 1/17/27	835,000	845,226
HSBC Finance Corp.
6.676%, 1/15/21	2,326,000	2,623,643
HSBC USA, Inc.
2.000%, 8/7/18	500,000	501,275
2.250%, 6/23/19	1,250,000	1,257,558
2.350%, 3/5/20	2,000,000	2,009,602
2.750%, 8/7/20	500,000	508,255
5.000%, 9/27/20	650,000	701,096
3.500%, 6/23/24	900,000	921,987

John Deere Capital Corp.
1.600%, 7/13/18	$500,000	$500,070
1.750%, 8/10/18	200,000	200,300
5.750%, 9/10/18	1,108,000	1,159,870
1.650%, 10/15/18	310,000	310,038
1.950%, 12/13/18	650,000	652,554
2.250%, 4/17/19	500,000	504,369
1.250%, 10/9/19	1,000,000	987,147
2.050%, 3/10/20	750,000	753,012
1.950%, 6/22/20	95,000	95,277
2.375%, 7/14/20	500,000	505,965
2.450%, 9/11/20	200,000	202,538
2.800%, 3/4/21	1,000,000	1,019,523
3.900%, 7/12/21	350,000	370,790
3.150%, 10/15/21	500,000	516,955
2.650%, 1/6/22	500,000	506,205
2.750%, 3/15/22	1,000,000	1,017,267
2.800%, 3/6/23	500,000	505,063
3.350%, 6/12/24	650,000	671,428
2.650%, 6/24/24	350,000	347,730
3.400%, 9/11/25 (x)	350,000	361,029
2.650%, 6/10/26	500,000	485,741
PACCAR Financial Corp.
1.300%, 5/10/19	215,000	212,914
1.950%, 2/27/20	210,000	209,530
Synchrony Financial
2.600%, 1/15/19	750,000	754,179
3.000%, 8/15/19	600,000	608,533
2.700%, 2/3/20	750,000	754,654
4.250%, 8/15/24	750,000	767,674
4.500%, 7/23/25	500,000	514,271
3.700%, 8/4/26	500,000	479,675
Toyota Motor Credit Corp.
1.550%, 7/13/18	750,000	749,196
2.000%, 10/24/18	200,000	200,813
1.700%, 1/9/19	1,000,000	999,943
1.700%, 2/19/19	500,000	499,852
2.125%, 7/18/19	1,000,000	1,007,188
1.550%, 10/18/19	750,000	746,814
2.150%, 3/12/20	3,000,000	3,018,313
1.950%, 4/17/20	500,000	500,606
4.500%, 6/17/20	300,000	321,432
4.250%, 1/11/21	1,300,000	1,385,924
1.900%, 4/8/21	750,000	741,169
2.750%, 5/17/21	750,000	762,905
3.400%, 9/15/21	1,050,000	1,094,333
2.600%, 1/11/22	1,000,000	1,009,476
3.300%, 1/12/22	156,000	161,904
2.800%, 7/13/22	750,000	760,194
2.625%, 1/10/23 (x)	1,150,000	1,152,465
2.250%, 10/18/23	750,000	730,030
2.900%, 4/17/24	500,000	503,538
3.200%, 1/11/27	1,000,000	1,010,923

		141,497,424

Diversified Financial Services (0.7%)
Bear Stearns Cos. LLC (The)
4.650%, 7/2/18	125,000	128,584
Berkshire Hathaway, Inc.
1.150%, 8/15/18	350,000	348,445
2.100%, 8/14/19	700,000	705,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.200%, 3/15/21	$1,360,000	$1,369,313
3.750%, 8/15/21	500,000	532,250
3.400%, 1/31/22	500,000	524,184
3.000%, 2/11/23	500,000	512,708
2.750%, 3/15/23	1,000,000	1,012,101
3.125%, 3/15/26	2,395,000	2,424,096
Block Financial LLC
4.125%, 10/1/20	500,000	517,153
5.250%, 10/1/25 (x)	500,000	532,318
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	12,385,000	12,480,180
3.373%, 11/15/25	5,000,000	5,167,387
Genpact Luxembourg Sarl
3.700%, 4/1/22§	250,000	252,679
JPMorgan Chase Bank NA
1.450%, 9/21/18	600,000	598,562
1.650%, 9/23/19	635,000	630,595
Leucadia National Corp.
5.500%, 10/18/23	800,000	855,552
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/1/18	1,000,000	1,109,666
1.650%, 2/8/19	165,000	164,803
1.500%, 11/1/19	270,000	269,602
2.350%, 6/15/20	1,500,000	1,499,883
2.300%, 11/1/20	250,000	249,547
2.400%, 4/25/22	300,000	301,737
2.700%, 2/15/23	500,000	501,794
3.400%, 11/15/23	1,000,000	1,041,701
2.950%, 2/7/24	210,000	213,772
3.250%, 11/1/25	250,000	255,838
3.050%, 4/25/27	350,000	348,155
4.750%, 4/30/43 (l)	350,000	357,875
Private Export Funding Corp.
Series II 2.050%, 11/15/22	1,125,000	1,118,345
Series JJ 1.875%, 7/15/18	400,000	402,269
Series KK 3.550%, 1/15/24	729,000	783,523
Series LL 2.250%, 3/15/20 (x)	2,000,000	2,028,196
Series MM 2.300%, 9/15/20	500,000	507,977
Shell International Finance BV
1.900%, 8/10/18	1,000,000	1,002,792
1.625%, 11/10/18	750,000	749,925
1.375%, 5/10/19	1,250,000	1,243,946
1.375%, 9/12/19	1,000,000	989,630
4.300%, 9/22/19	2,147,000	2,259,357
4.375%, 3/25/20	1,629,000	1,733,116
2.125%, 5/11/20	1,500,000	1,506,420
2.250%, 11/10/20	750,000	755,507
1.875%, 5/10/21	1,500,000	1,482,586
1.750%, 9/12/21	1,000,000	978,681
2.375%, 8/21/22	1,175,000	1,165,969
3.400%, 8/12/23	900,000	933,622
3.250%, 5/11/25	2,500,000	2,549,140
2.875%, 5/10/26	1,250,000	1,232,026
2.500%, 9/12/26	1,000,000	953,337
Synchrony Bank
3.000%, 6/15/22	770,000	766,914

Voya Financial, Inc.
3.125%, 7/15/24	$700,000	$688,660
3.650%, 6/15/26	625,000	627,497

		61,365,747

Insurance (0.8%)
Aflac, Inc.
4.000%, 2/15/22	500,000	532,066
3.625%, 6/15/23	1,150,000	1,206,721
3.625%, 11/15/24	1,000,000	1,040,872
Alleghany Corp.
5.625%, 9/15/20	200,000	218,449
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	540,739
4.350%, 10/29/25	250,000	252,974
Allstate Corp. (The)
7.450%, 5/16/19	973,000	1,069,642
3.150%, 6/15/23	156,000	159,650
3.280%, 12/15/26	500,000	508,452
5.750%, 8/15/53 (l)	500,000	547,500
Alterra Finance LLC
6.250%, 9/30/20	500,000	557,318
American Financial Group, Inc.
9.875%, 6/15/19	169,000	193,045
3.500%, 8/15/26	400,000	396,036
American International Group, Inc.
2.300%, 7/16/19	1,000,000	1,005,383
3.375%, 8/15/20	500,000	517,563
6.400%, 12/15/20	1,100,000	1,243,197
3.300%, 3/1/21	555,000	571,992
4.875%, 6/1/22	750,000	823,535
3.750%, 7/10/25	1,380,000	1,403,167
3.900%, 4/1/26	2,000,000	2,053,621
Aon Corp.
5.000%, 9/30/20	787,000	844,657
Aon plc
2.800%, 3/15/21	350,000	351,647
3.500%, 6/14/24	350,000	355,290
3.875%, 12/15/25	600,000	622,669
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	516,382
Assurant, Inc.
4.000%, 3/15/23	300,000	309,064
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	534,124
AXIS Specialty Finance LLC
5.875%, 6/1/20	700,000	765,046
Berkshire Hathaway Finance Corp.
2.000%, 8/15/18	1,000,000	1,005,079
1.700%, 3/15/19	1,000,000	1,002,416
1.300%, 8/15/19	355,000	352,086
4.250%, 1/15/21	1,175,000	1,262,810
3.000%, 5/15/22	656,000	674,338
Brighthouse Financial, Inc.
3.700%, 6/22/27 (b)§	2,000,000	1,974,114
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	367,365
Chubb INA Holdings, Inc.
5.900%, 6/15/19	1,235,000	1,328,837
2.300%, 11/3/20	665,000	668,270
3.350%, 5/15/24	600,000	621,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.150%, 3/15/25	$1,000,000	$1,008,852
3.350%, 5/3/26	410,000	420,834
CNA Financial Corp.
7.350%, 11/15/19	571,000	637,885
5.875%, 8/15/20	902,000	992,208
4.500%, 3/1/26	500,000	537,816
Enstar Group Ltd.
4.500%, 3/10/22	250,000	257,512
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	536,948
First American Financial Corp.
4.600%, 11/15/24	500,000	512,574
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	780,555
Hartford Financial Services Group, Inc. (The)
6.000%, 1/15/19	1,000,000	1,058,353
5.500%, 3/30/20	900,000	976,175
5.125%, 4/15/22	250,000	277,665
Kemper Corp.
4.350%, 2/15/25	355,000	358,791
Lincoln National Corp.
6.250%, 2/15/20	485,000	531,750
4.850%, 6/24/21	334,000	359,544
3.625%, 12/12/26	500,000	502,467
Loews Corp.
2.625%, 5/15/23	900,000	892,373
3.750%, 4/1/26	300,000	311,663
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,062,951
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	375,000	376,748
4.800%, 7/15/21	600,000	655,713
2.750%, 1/30/22	915,000	923,174
3.500%, 6/3/24	1,000,000	1,032,834
Mercury General Corp.
4.400%, 3/15/27	300,000	303,088
MetLife, Inc.
7.717%, 2/15/19	508,000	554,102
4.750%, 2/8/21	1,547,000	1,677,828
3.116%, 12/15/22	1,000,000	1,019,949
3.600%, 4/10/24	500,000	525,982
3.000%, 3/1/25	500,000	500,742
3.600%, 11/13/25 (x)	1,300,000	1,351,104
Series A 6.817%, 8/15/18	112,000	118,205
Series D 4.368%, 9/15/23	667,000	730,006
Montpelier Re Holdings Ltd.
4.700%, 10/15/22	250,000	269,799
Old Republic International Corp.
4.875%, 10/1/24	400,000	426,297
3.875%, 8/26/26	500,000	499,409
PartnerRe Finance B LLC
5.500%, 6/1/20	454,000	493,446
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	342,780
5.011%, 5/15/55 (l)	300,000	309,750
Progressive Corp. (The)
3.750%, 8/23/21	219,000	230,747
Protective Life Corp.
7.375%, 10/15/19	550,000	610,516

Prudential Financial, Inc.
2.300%, 8/15/18	$1,000,000	$1,005,392
7.375%, 6/15/19	916,000	1,009,373
2.350%, 8/15/19	1,000,000	1,005,622
5.375%, 6/21/20	1,100,000	1,200,367
4.500%, 11/16/21	1,000,000	1,083,337
5.625%, 6/15/43 (l)	1,000,000	1,091,250
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	402,567
5.000%, 6/1/21	60,000	65,125
4.700%, 9/15/23	1,000,000	1,084,114
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	251,447
3.450%, 7/1/27	195,000	191,919
Torchmark Corp.
3.800%, 9/15/22	250,000	257,793
Travelers Cos., Inc. (The)
5.900%, 6/2/19	500,000	538,045
Trinity Acquisition plc
3.500%, 9/15/21	250,000	256,000
4.400%, 3/15/26	250,000	259,669
Unum Group
5.625%, 9/15/20	500,000	546,147
3.000%, 5/15/21	160,000	161,489
4.000%, 3/15/24	300,000	309,324
Willis North America, Inc.
3.600%, 5/15/24	550,000	556,511
Willis Towers Watson plc
5.750%, 3/15/21	500,000	551,783
WR Berkley Corp.
5.375%, 9/15/20	100,000	108,186
4.625%, 3/15/22	750,000	808,406
XLIT Ltd.
2.300%, 12/15/18	750,000	752,521
4.450%, 3/31/25	780,000	804,239

		67,666,925

Thrifts & Mortgage Finance (0.1%)
BPCE SA
2.500%, 12/10/18	1,100,000	1,109,015
2.500%, 7/15/19	1,250,000	1,260,060
2.250%, 1/27/20	500,000	500,552
2.650%, 2/3/21	750,000	757,496
2.750%, 12/2/21	500,000	505,382
4.000%, 4/15/24	1,250,000	1,320,212
3.375%, 12/2/26	500,000	503,783

		5,956,500

Total Financials		1,145,713,542

Health Care (3.2%)
Biotechnology (0.6%)
AbbVie, Inc.
2.000%, 11/6/18	219,000	219,694
2.500%, 5/14/20	3,500,000	3,538,522
2.300%, 5/14/21	1,450,000	1,445,621
2.900%, 11/6/22	2,519,000	2,543,599
3.200%, 11/6/22	1,000,000	1,020,577
2.850%, 5/14/23	1,000,000	998,622
3.600%, 5/14/25	3,000,000	3,064,760
3.200%, 5/14/26	1,500,000	1,483,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Amgen, Inc.
5.700%, 2/1/19	$958,000	$1,016,229
2.200%, 5/22/19	750,000	755,317
4.500%, 3/15/20	315,000	334,136
2.125%, 5/1/20	250,000	250,736
2.200%, 5/11/20	1,100,000	1,106,238
3.450%, 10/1/20	1,312,000	1,365,442
4.100%, 6/15/21	1,000,000	1,062,329
1.850%, 8/19/21	500,000	488,771
2.700%, 5/1/22	500,000	502,652
2.650%, 5/11/22	600,000	602,574
3.625%, 5/15/22	1,094,000	1,146,139
2.250%, 8/19/23	1,150,000	1,117,388
3.625%, 5/22/24	1,750,000	1,826,510
3.125%, 5/1/25	250,000	250,820
2.600%, 8/19/26	1,150,000	1,090,660
Baxalta, Inc.
2.875%, 6/23/20	800,000	812,309
3.600%, 6/23/22	750,000	775,758
4.000%, 6/23/25	800,000	834,016
Biogen, Inc.
2.900%, 9/15/20	1,000,000	1,021,570
3.625%, 9/15/22	570,000	598,159
4.050%, 9/15/25	570,000	603,262
Celgene Corp.
2.125%, 8/15/18	555,000	556,578
2.300%, 8/15/18	486,000	488,621
2.875%, 8/15/20	1,000,000	1,021,282
3.950%, 10/15/20	1,031,000	1,083,562
3.250%, 8/15/22	850,000	874,050
3.550%, 8/15/22	1,000,000	1,040,739
4.000%, 8/15/23	850,000	902,544
3.625%, 5/15/24	2,000,000	2,072,403
3.875%, 8/15/25	1,000,000	1,046,079
Gilead Sciences, Inc.
1.850%, 9/4/18	770,000	771,890
2.050%, 4/1/19	1,150,000	1,152,648
2.350%, 2/1/20	380,000	382,899
2.550%, 9/1/20	2,250,000	2,280,600
4.400%, 12/1/21	2,187,000	2,361,978
1.950%, 3/1/22 (x)	255,000	249,863
3.250%, 9/1/22	835,000	863,915
2.500%, 9/1/23	755,000	744,442
3.700%, 4/1/24	1,000,000	1,043,715
3.650%, 3/1/26	2,500,000	2,567,217

		53,381,217

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
2.000%, 9/15/18	500,000	500,955
5.125%, 4/1/19	676,000	711,425
2.350%, 11/22/19	1,785,000	1,797,389
2.000%, 3/15/20	500,000	498,603
4.125%, 5/27/20	325,000	341,930
2.800%, 9/15/20	650,000	660,258
2.900%, 11/30/21	2,650,000	2,677,437
2.550%, 3/15/22	750,000	742,802
3.250%, 4/15/23	1,150,000	1,163,271
3.400%, 11/30/23	1,750,000	1,793,005
2.950%, 3/15/25	1,000,000	977,805
3.875%, 9/15/25	490,000	503,717
3.750%, 11/30/26	3,500,000	3,577,913

Baxter International, Inc.
1.700%, 8/15/21	$500,000	$488,167
2.600%, 8/15/26	500,000	475,809
Becton Dickinson and Co.
2.133%, 6/6/19	1,000,000	1,001,121
2.675%, 12/15/19	545,000	551,019
2.404%, 6/5/20	435,000	436,000
3.250%, 11/12/20	1,300,000	1,328,031
2.894%, 6/6/22	1,000,000	999,000
3.363%, 6/6/24	1,000,000	1,003,200
3.734%, 12/15/24	1,857,000	1,890,648
3.700%, 6/6/27	2,250,000	2,259,225
Boston Scientific Corp.
2.650%, 10/1/18	500,000	504,342
6.000%, 1/15/20	1,100,000	1,194,663
2.850%, 5/15/20	250,000	253,144
3.375%, 5/15/22	250,000	256,913
3.850%, 5/15/25	750,000	774,443
Covidien International Finance SA
4.200%, 6/15/20	700,000	741,665
CR Bard, Inc.
4.400%, 1/15/21	190,000	200,058
3.000%, 5/15/26	750,000	752,399
Danaher Corp.
1.650%, 9/15/18	185,000	185,028
2.400%, 9/15/20	500,000	505,618
3.350%, 9/15/25	310,000	322,556
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	707,169
Liberty Property LP (REIT)
4.750%, 10/1/20	389,000	412,448
4.125%, 6/15/22	1,094,000	1,146,546
3.750%, 4/1/25	100,000	101,454
3.250%, 10/1/26	300,000	289,872
Medtronic Global Holdings SCA
1.700%, 3/28/19	750,000	749,983
Medtronic, Inc.
2.500%, 3/15/20	1,170,000	1,186,981
4.450%, 3/15/20	1,794,000	1,909,868
4.125%, 3/15/21	500,000	534,453
3.125%, 3/15/22	150,000	154,245
3.150%, 3/15/22	2,000,000	2,067,615
2.750%, 4/1/23	769,000	773,793
3.625%, 3/15/24	1,000,000	1,053,846
3.500%, 3/15/25	3,000,000	3,110,701
Stryker Corp.
2.000%, 3/8/19	460,000	460,850
4.375%, 1/15/20	269,000	283,677
2.625%, 3/15/21	750,000	758,139
3.375%, 11/1/25	2,000,000	2,033,980
3.500%, 3/15/26	375,000	385,108
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	1,100,000	1,107,576
3.375%, 11/30/21	500,000	512,240
3.150%, 4/1/22	750,000	759,981
3.550%, 4/1/25	1,075,000	1,086,326

		53,656,410

Health Care Providers & Services (0.6%)
Aetna, Inc.
2.200%, 3/15/19	750,000	754,023
2.750%, 11/15/22	1,000,000	1,000,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.800%, 6/15/23	$675,000	$674,918
3.500%, 11/15/24	500,000	516,020
AmerisourceBergen Corp.
4.875%, 11/15/19	1,150,000	1,220,873
3.400%, 5/15/24	600,000	614,590
Anthem, Inc.
2.300%, 7/15/18	1,000,000	1,005,670
7.000%, 2/15/19	1,022,000	1,104,211
4.350%, 8/15/20	1,200,000	1,271,755
3.125%, 5/15/22	500,000	508,877
3.300%, 1/15/23	150,000	152,847
3.500%, 8/15/24	1,000,000	1,025,719
Cardinal Health, Inc.
1.948%, 6/14/19	600,000	600,668
4.625%, 12/15/20	1,000,000	1,075,056
2.616%, 6/15/22	800,000	800,071
3.200%, 3/15/23	1,000,000	1,020,811
3.079%, 6/15/24	500,000	499,444
3.410%, 6/15/27	1,250,000	1,247,861
Cigna Corp.
5.125%, 6/15/20	682,000	738,909
4.500%, 3/15/21	406,000	433,965
4.000%, 2/15/22	500,000	528,333
3.250%, 4/15/25	1,000,000	1,001,443
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	716,625
Dignity Health
2.637%, 11/1/19	425,000	430,155
Express Scripts Holding Co.
3.300%, 2/25/21	200,000	204,491
4.750%, 11/15/21	1,350,000	1,459,348
3.900%, 2/15/22	2,156,000	2,258,103
3.000%, 7/15/23	1,050,000	1,043,573
3.500%, 6/15/24	1,000,000	1,009,559
4.500%, 2/25/26	750,000	795,211
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,054,551
Humana, Inc.
2.625%, 10/1/19	1,000,000	1,012,951
3.950%, 3/15/27	375,000	391,405
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	365,882
3.150%, 5/1/27	375,000	377,157
Laboratory Corp. of America Holdings
2.500%, 11/1/18	500,000	502,950
4.625%, 11/15/20	1,600,000	1,686,727
3.750%, 8/23/22	56,000	58,220
4.000%, 11/1/23	500,000	520,326
McKesson Corp.
2.284%, 3/15/19	1,345,000	1,352,739
4.750%, 3/1/21	500,000	537,842
2.850%, 3/15/23	1,200,000	1,189,341
3.796%, 3/15/24	1,000,000	1,043,064
Medco Health Solutions, Inc.
4.125%, 9/15/20	275,000	288,257
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,223,566
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	383,136

Quest Diagnostics, Inc.
2.700%, 4/1/19	$500,000	$505,972
2.500%, 3/30/20	400,000	402,485
4.700%, 4/1/21	100,000	108,090
3.500%, 3/30/25	400,000	405,515
3.450%, 6/1/26	775,000	781,697
UnitedHealth Group, Inc.
1.900%, 7/16/18	1,200,000	1,203,398
1.700%, 2/15/19	500,000	499,479
1.625%, 3/15/19	750,000	746,754
2.300%, 12/15/19	500,000	504,471
2.700%, 7/15/20	1,875,000	1,914,103
4.700%, 2/15/21	850,000	922,636
2.125%, 3/15/21	500,000	499,615
2.875%, 3/15/22	500,000	511,171
3.350%, 7/15/22	1,000,000	1,040,774
2.750%, 2/15/23	1,000,000	1,002,026
2.875%, 3/15/23	600,000	609,730
3.750%, 7/15/25	2,000,000	2,101,314
3.100%, 3/15/26	500,000	499,870
3.450%, 1/15/27	750,000	767,933

		52,729,159

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	643,172
3.875%, 7/15/23	1,094,000	1,143,918
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,198,036
5.000%, 1/15/21	125,000	134,553
Thermo Fisher Scientific, Inc.
2.150%, 12/14/18	150,000	150,398
2.400%, 2/1/19	1,100,000	1,106,942
4.700%, 5/1/20	100,000	106,362
4.500%, 3/1/21	1,000,000	1,069,732
3.600%, 8/15/21	265,000	275,346
3.300%, 2/15/22	875,000	900,970
3.150%, 1/15/23	1,000,000	1,020,276
3.000%, 4/15/23	355,000	357,806
4.150%, 2/1/24	1,000,000	1,067,364
3.650%, 12/15/25	500,000	512,853
2.950%, 9/19/26	245,000	238,458

		9,926,186

Pharmaceuticals (1.2%)
Actavis, Inc.
6.125%, 8/15/19	388,000	419,772
3.250%, 10/1/22	1,300,000	1,325,612
Allergan Funding SCS
2.450%, 6/15/19	535,000	538,118
3.000%, 3/12/20	2,400,000	2,448,943
3.450%, 3/15/22	2,440,000	2,517,101
3.850%, 6/15/24	1,250,000	1,304,635
3.800%, 3/15/25	3,125,000	3,235,693
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,026,862
2.800%, 3/15/23	400,000	397,480
AstraZeneca plc
1.750%, 11/16/18	1,000,000	1,000,509
2.375%, 11/16/20	1,500,000	1,512,227
2.375%, 6/12/22	1,000,000	998,075
3.375%, 11/16/25	1,500,000	1,538,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.125%, 6/12/27	$1,150,000	$1,146,874
Bristol-Myers Squibb Co.
1.600%, 2/27/19	1,000,000	998,628
1.750%, 3/1/19	750,000	751,998
2.000%, 8/1/22	656,000	642,952
3.250%, 2/27/27	750,000	755,959
Eli Lilly & Co.
1.950%, 3/15/19	500,000	502,522
2.350%, 5/15/22	250,000	250,876
2.750%, 6/1/25	1,500,000	1,493,476
3.100%, 5/15/27	622,000	626,925
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,041,602
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,167,374
Johnson & Johnson
5.150%, 7/15/18	200,000	207,459
1.125%, 3/1/19	465,000	462,491
1.650%, 3/1/21	750,000	739,961
3.550%, 5/15/21	500,000	529,666
2.450%, 12/5/21	1,250,000	1,266,659
2.250%, 3/3/22	1,500,000	1,506,746
2.050%, 3/1/23	750,000	740,820
3.375%, 12/5/23	500,000	533,359
2.450%, 3/1/26	750,000	731,935
2.950%, 3/3/27	2,000,000	2,027,928
Merck & Co., Inc.
1.850%, 2/10/20	1,000,000	1,000,237
3.875%, 1/15/21	1,000,000	1,060,288
2.350%, 2/10/22	1,000,000	1,006,773
2.400%, 9/15/22	1,200,000	1,208,592
2.800%, 5/18/23	1,700,000	1,733,661
2.750%, 2/10/25	1,000,000	992,857
Mylan NV
3.000%, 12/15/18	470,000	475,969
2.500%, 6/7/19	735,000	740,072
3.750%, 12/15/20	750,000	779,630
3.150%, 6/15/21	1,750,000	1,780,827
3.950%, 6/15/26 (x)	1,750,000	1,774,194
Mylan, Inc.
2.550%, 3/28/19	412,000	414,991
Novartis Capital Corp.
1.800%, 2/14/20	405,000	405,383
4.400%, 4/24/20	100,000	106,661
2.400%, 5/17/22	750,000	756,334
2.400%, 9/21/22	1,200,000	1,203,573
3.400%, 5/6/24	1,000,000	1,043,091
3.000%, 11/20/25	1,500,000	1,515,004
3.100%, 5/17/27	3,000,000	3,033,361
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	3,903,389
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	722,716
Pfizer, Inc.
1.450%, 6/3/19	1,250,000	1,246,686
1.700%, 12/15/19	750,000	750,114
1.950%, 6/3/21	1,250,000	1,249,460
2.200%, 12/15/21	750,000	751,307
3.000%, 6/15/23 (x)	1,000,000	1,031,809
3.400%, 5/15/24	1,500,000	1,568,617
2.750%, 6/3/26	1,000,000	984,271
3.000%, 12/15/26	1,500,000	1,502,159

Sanofi
4.000%, 3/29/21	$2,106,000	$2,237,033
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	2,500,000	2,486,999
2.400%, 9/23/21	2,500,000	2,474,669
2.875%, 9/23/23	2,250,000	2,226,396
3.200%, 9/23/26	2,450,000	2,397,152
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	937,000	932,315
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	1,750,000	1,806,875
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	499,375
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 7/20/18	1,000,000	993,240
1.700%, 7/19/19	575,000	569,388
2.200%, 7/21/21	1,325,000	1,302,038
2.800%, 7/21/23	2,405,000	2,341,869
3.150%, 10/1/26 (x)	3,000,000	2,846,250
Zoetis, Inc.
3.450%, 11/13/20	250,000	258,456
3.250%, 2/1/23	1,185,000	1,213,686
4.500%, 11/13/25	750,000	818,249

		97,535,866

Total Health Care		267,228,838

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
6.000%, 3/15/19	1,046,000	1,119,260
1.650%, 10/30/20	600,000	594,876
2.125%, 3/1/22 (x)	250,000	249,476
1.875%, 6/15/23	300,000	290,646
2.850%, 10/30/24	300,000	304,387
2.600%, 10/30/25	650,000	640,353
2.250%, 6/15/26	300,000	285,942
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,802,644
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,889,981
Embraer SA
5.150%, 6/15/22	1,750,000	1,843,608
General Dynamics Corp.
3.875%, 7/15/21	562,000	597,482
2.250%, 11/15/22	1,094,000	1,085,002
1.875%, 8/15/23	650,000	625,122
2.125%, 8/15/26	750,000	702,858
Hexcel Corp.
4.700%, 8/15/25	150,000	160,763
3.950%, 2/15/27	350,000	358,481
L3 Technologies, Inc.
5.200%, 10/15/19	1,100,000	1,173,567
4.950%, 2/15/21	1,194,000	1,295,661
3.950%, 5/28/24	206,000	212,798
3.850%, 12/15/26	245,000	252,795
Lockheed Martin Corp.
1.850%, 11/23/18	460,000	460,888
4.250%, 11/15/19	1,624,000	1,712,388
2.500%, 11/23/20	1,000,000	1,011,503
3.350%, 9/15/21	500,000	519,914
3.100%, 1/15/23	500,000	515,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.900%, 3/1/25	$250,000	$249,019
3.550%, 1/15/26	1,250,000	1,296,681
Northrop Grumman Corp.
3.500%, 3/15/21	31,000	32,379
3.250%, 8/1/23	2,100,000	2,166,973
Precision Castparts Corp.
2.250%, 6/15/20	750,000	757,474
2.500%, 1/15/23	562,000	559,739
3.250%, 6/15/25	750,000	765,903
Raytheon Co.
4.400%, 2/15/20	1,069,000	1,136,125
3.125%, 10/15/20	1,156,000	1,195,391
2.500%, 12/15/22	500,000	502,171
Rockwell Collins, Inc.
1.950%, 7/15/19	185,000	185,284
5.250%, 7/15/19	235,000	250,713
2.800%, 3/15/22	1,000,000	1,009,533
3.200%, 3/15/24	1,000,000	1,013,048
3.500%, 3/15/27	715,000	724,038
Spirit AeroSystems, Inc.
3.850%, 6/15/26	375,000	378,718
Textron, Inc.
3.875%, 3/1/25	285,000	293,300
4.000%, 3/15/26	175,000	180,812
3.650%, 3/15/27	250,000	251,078
United Technologies Corp.
1.500%, 11/1/19	750,000	745,362
4.500%, 4/15/20	1,275,000	1,364,358
1.900%, 5/4/20	750,000	750,806
1.950%, 11/1/21	750,000	740,828
2.300%, 5/4/22	750,000	747,876
3.100%, 6/1/22	1,844,000	1,903,603
2.800%, 5/4/24	500,000	500,589
2.650%, 11/1/26	415,000	403,366
3.125%, 5/4/27	1,250,000	1,250,651

		41,061,593

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	743,103
2.300%, 2/1/20	500,000	503,888
2.625%, 8/1/22	276,000	276,370
4.000%, 1/15/24	450,000	478,319
3.200%, 2/1/25	750,000	755,854
3.250%, 4/1/26	500,000	503,554
3.300%, 3/15/27	500,000	500,116
United Parcel Service, Inc.
5.125%, 4/1/19	2,100,000	2,218,794
3.125%, 1/15/21	1,675,000	1,741,183
2.350%, 5/16/22	600,000	602,540
2.450%, 10/1/22	1,000,000	1,006,369

		9,330,090

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	435,000	441,264
3.625%, 3/15/22	700,000	717,500
Southwest Airlines Co.
2.750%, 11/6/19	750,000	759,825
2.650%, 11/5/20	250,000	252,350
3.000%, 11/15/26	250,000	243,050

		2,413,989

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	$300,000	$304,111
4.000%, 6/15/25	350,000	363,180
Johnson Controls International plc
5.000%, 3/30/20	919,000	984,363
4.250%, 3/1/21	680,000	715,638
3.625%, 7/2/24 (e)	214,000	221,209
Lennox International, Inc.
3.000%, 11/15/23	175,000	174,676
Masco Corp.
3.500%, 4/1/21	1,065,000	1,094,287
4.375%, 4/1/26	810,000	863,865
Owens Corning
4.200%, 12/15/22	1,000,000	1,057,100
4.200%, 12/1/24	300,000	314,829
3.400%, 8/15/26	285,000	281,616

		6,374,874

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
6.250%, 3/15/19	1,100,000	1,167,684
3.875%, 5/15/22	350,000	350,162
4.625%, 3/15/24	500,000	513,034
Republic Services, Inc.
5.500%, 9/15/19	1,214,000	1,300,959
5.000%, 3/1/20	600,000	643,730
5.250%, 11/15/21	406,000	449,663
3.550%, 6/1/22	1,000,000	1,044,715
4.750%, 5/15/23	1,000,000	1,104,766
Waste Management, Inc.
4.750%, 6/30/20	300,000	323,161
4.600%, 3/1/21	500,000	539,946
2.900%, 9/15/22	500,000	511,549
3.500%, 5/15/24	500,000	518,703
3.125%, 3/1/25	1,000,000	1,011,373

		9,479,445

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,336,808
Fluor Corp.
3.500%, 12/15/24	900,000	933,108

		2,269,916

Electrical Equipment (0.1%)
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	108,497
Eaton Corp.
6.950%, 3/20/19	1,000,000	1,080,790
2.750%, 11/2/22	1,531,000	1,538,391
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,278,264
2.625%, 12/1/21	450,000	457,012
2.625%, 2/15/23	256,000	257,784
3.150%, 6/1/25	350,000	357,881
Hubbell, Inc.
3.350%, 3/1/26	750,000	752,309
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	499,372
2.875%, 3/1/25	500,000	496,918

		6,827,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Industrial Conglomerates (0.2%)
3M Co.
1.375%, 8/7/18	$500,000	$500,608
1.625%, 6/15/19	1,000,000	1,004,644
2.000%, 8/7/20	500,000	502,289
1.625%, 9/19/21	500,000	492,036
2.000%, 6/26/22	1,000,000	989,447
3.000%, 8/7/25	750,000	760,885
2.250%, 9/19/26	500,000	474,551
General Electric Co.
2.700%, 10/9/22	3,375,000	3,427,655
Honeywell International, Inc.
1.400%, 10/30/19	1,000,000	991,824
4.250%, 3/1/21	500,000	537,447
1.850%, 11/1/21	1,000,000	982,458
2.500%, 11/1/26	1,000,000	957,480
Ingersoll-Rand Global Holding Co. Ltd.
6.875%, 8/15/18	1,071,000	1,130,408
2.875%, 1/15/19	750,000	760,566
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	504,634
Koninklijke Philips NV
3.750%, 3/15/22	406,000	425,903
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,751,556
6.250%, 9/1/19	500,000	541,016
3.000%, 12/15/20	250,000	255,221
2.800%, 12/15/21	250,000	252,178
3.125%, 11/15/22	625,000	634,227
3.850%, 12/15/25	125,000	128,285
3.800%, 12/15/26	285,000	293,155

		18,298,473

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,059,952
2.600%, 6/26/22	844,000	851,596
3.400%, 5/15/24	715,000	745,508
Crane Co.
4.450%, 12/15/23	400,000	420,289
Cummins, Inc.
3.650%, 10/1/23	500,000	528,069
Deere & Co.
4.375%, 10/16/19	658,000	694,639
2.600%, 6/8/22	1,312,000	1,324,964
Dover Corp.
4.300%, 3/1/21	656,000	699,432
3.150%, 11/15/25	250,000	254,344
Flowserve Corp.
4.000%, 11/15/23	700,000	724,143
Fortive Corp.
2.350%, 6/15/21	500,000	494,156
3.150%, 6/15/26	1,500,000	1,500,141
IDEX Corp.
4.200%, 12/15/21	300,000	311,671
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	645,380
3.375%, 9/15/21	300,000	313,125
3.500%, 3/1/24	1,000,000	1,046,000
2.650%, 11/15/26	950,000	925,382

Kennametal, Inc.
2.650%, 11/1/19	$250,000	$251,254
3.875%, 2/15/22	560,000	558,653
Pall Corp.
5.000%, 6/15/20	300,000	325,732
Parker-Hannifin Corp.
3.300%, 11/21/24	600,000	618,133
Stanley Black & Decker, Inc.
2.451%, 11/17/18	500,000	504,822
2.900%, 11/1/22	994,000	1,006,247
5.750%, 12/15/53 (l)(x)	600,000	627,000
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	455,207
Wabtec Corp.
3.450%, 11/15/26§	500,000	492,898
Xylem, Inc.
3.250%, 11/1/26	570,000	566,956

		17,945,693

Professional Services (0.0%)
Equifax, Inc.
2.300%, 6/1/21	300,000	297,664
3.300%, 12/15/22	461,000	471,989
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	667,045
4.000%, 6/15/25	400,000	413,416

		1,850,114

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	725,000	769,423
3.050%, 3/15/22	2,156,000	2,227,270
3.850%, 9/1/23	750,000	803,628
3.750%, 4/1/24	250,000	266,096
3.400%, 9/1/24	500,000	520,756
3.000%, 4/1/25 (x)	750,000	759,143
3.650%, 9/1/25	500,000	527,012
3.250%, 6/15/27 (x)	400,000	408,491
Canadian National Railway Co.
5.550%, 3/1/19	1,133,000	1,200,046
2.950%, 11/21/24	250,000	254,106
Canadian Pacific Railway Co.
7.250%, 5/15/19	645,000	703,680
2.900%, 2/1/25	1,000,000	983,069
CSX Corp.
3.700%, 10/30/20	200,000	209,000
4.250%, 6/1/21	500,000	533,697
3.700%, 11/1/23	1,000,000	1,051,388
3.350%, 11/1/25	500,000	510,901
2.600%, 11/1/26	750,000	720,021
3.250%, 6/1/27	550,000	553,950
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	305,451
Kansas City Southern
3.000%, 5/15/23	121,000	120,795
Norfolk Southern Corp.
5.900%, 6/15/19	1,317,000	1,415,745
2.903%, 2/15/23	1,150,000	1,161,349
2.900%, 6/15/26	500,000	492,099
3.150%, 6/1/27	365,000	363,580
Ryder System, Inc.
2.450%, 11/15/18	600,000	604,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.550%, 6/1/19	$310,000	$312,884
2.500%, 5/11/20	1,000,000	1,003,286
2.875%, 9/1/20	250,000	253,141
2.250%, 9/1/21	150,000	147,568
3.450%, 11/15/21	250,000	258,112
2.800%, 3/1/22	150,000	150,895
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,008,113
2.250%, 6/19/20	250,000	251,485
4.000%, 2/1/21	170,000	181,014
2.950%, 1/15/23	500,000	510,754
2.750%, 4/15/23	1,000,000	1,009,022
3.646%, 2/15/24	500,000	527,148
3.250%, 8/15/25	250,000	257,208
2.750%, 3/1/26	250,000	246,195
3.000%, 4/15/27	1,000,000	1,003,965

		24,586,138

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.625%, 9/4/18	500,000	503,729
3.375%, 1/15/19	2,750,000	2,801,046
2.125%, 1/15/20	500,000	496,593
3.875%, 4/1/21 (x)	125,000	130,304
2.625%, 7/1/22	750,000	743,907
4.250%, 9/15/24	1,000,000	1,046,616
BOC Aviation Ltd.
3.000%, 5/23/22	500,000	497,507
GATX Corp.
2.500%, 3/15/19	700,000	704,086
4.850%, 6/1/21	100,000	108,490
3.250%, 3/30/25	400,000	391,085

		7,423,363

Total Industrials		147,860,906

Information Technology (3.4%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
4.950%, 2/15/19	2,757,000	2,900,636
1.600%, 2/28/19	375,000	374,658
2.125%, 3/1/19	1,650,000	1,662,965
1.400%, 9/20/19	1,750,000	1,733,036
4.450%, 1/15/20	1,312,000	1,394,835
2.450%, 6/15/20	1,000,000	1,016,302
2.200%, 2/28/21	1,250,000	1,257,364
2.900%, 3/4/21	570,000	586,412
1.850%, 9/20/21	1,650,000	1,629,666
3.000%, 6/15/22	450,000	464,243
2.600%, 2/28/23	500,000	501,931
2.200%, 9/20/23	750,000	733,619
3.625%, 3/4/24	1,000,000	1,057,654
3.500%, 6/15/25 (x)	425,000	444,830
2.950%, 2/28/26	750,000	748,232
2.500%, 9/20/26	1,150,000	1,100,541
Harris Corp.
2.700%, 4/27/20	100,000	100,826
4.400%, 12/15/20	1,000,000	1,062,836
3.832%, 4/27/25	200,000	206,592
Juniper Networks, Inc.
3.125%, 2/26/19	250,000	254,091
3.300%, 6/15/20 (x)	350,000	358,698

4.600%, 3/15/21	$62,000	$66,073
4.500%, 3/15/24	175,000	185,856
4.350%, 6/15/25	350,000	363,974
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,027,838
3.750%, 5/15/22	94,000	96,956
3.500%, 3/1/23	1,000,000	1,002,841
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,114,524

		23,448,029

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	755,922
2.200%, 4/1/20	125,000	125,204
3.125%, 9/15/21	1,000,000	1,022,346
3.200%, 4/1/24	250,000	251,965
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,533,696
Avnet, Inc.
5.875%, 6/15/20	500,000	540,589
3.750%, 12/1/21	125,000	126,909
4.625%, 4/15/26	500,000	518,571
Corning, Inc.
4.250%, 8/15/20	274,000	288,728
2.900%, 5/15/22	650,000	657,670
Flex Ltd.
4.750%, 6/15/25	800,000	855,964
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	251,690
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,062,300
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	611,133
4.550%, 10/30/24	600,000	629,023
4.600%, 4/6/27	465,000	489,490
Tech Data Corp.
3.700%, 2/15/22	500,000	509,075
4.950%, 2/15/27	500,000	529,436
Trimble, Inc.
4.750%, 12/1/24	350,000	373,938
Tyco Electronics Group SA
2.375%, 12/17/18	240,000	241,468
3.700%, 2/15/26	250,000	257,273

		11,632,390

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	1,250,000	1,257,849
3.125%, 11/28/21	1,300,000	1,325,574
3.600%, 11/28/24	2,500,000	2,578,338
Alphabet, Inc.
3.625%, 5/19/21	950,000	1,004,006
3.375%, 2/25/24	500,000	521,706
1.998%, 8/15/26	2,000,000	1,863,134
Baidu, Inc.
2.750%, 6/9/19	500,000	503,125
3.000%, 6/30/20	900,000	911,570
3.500%, 11/28/22	500,000	510,000
4.125%, 6/30/25	695,000	723,950
eBay, Inc.
2.150%, 6/5/20	290,000	290,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.250%, 10/15/20	$362,000	$372,722
2.875%, 8/1/21	1,150,000	1,162,152
3.800%, 3/9/22	1,250,000	1,307,266
2.600%, 7/15/22	1,100,000	1,091,524
2.750%, 1/30/23	500,000	496,092
3.600%, 6/5/27	750,000	738,872

		16,658,053

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	1,011,579
3.375%, 9/15/25	500,000	518,924
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	417,550
3.400%, 6/27/26	350,000	344,712
Computer Sciences Corp.
4.450%, 9/15/22	200,000	212,620
DXC Technology Co.
2.875%, 3/27/20§	250,000	252,879
4.250%, 4/15/24§	500,000	514,317
Fidelity National Information Services, Inc.
2.850%, 10/15/18	530,000	536,724
3.625%, 10/15/20	600,000	628,061
2.250%, 8/15/21	795,000	786,776
4.500%, 10/15/22	400,000	433,853
3.500%, 4/15/23	500,000	519,643
3.875%, 6/5/24	1,000,000	1,044,695
5.000%, 10/15/25	1,000,000	1,113,890
3.000%, 8/15/26	1,250,000	1,200,941
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	1,011,502
4.750%, 6/15/21	94,000	101,472
3.500%, 10/1/22	500,000	517,680
3.850%, 6/1/25	1,500,000	1,556,970
International Business Machines Corp.
1.800%, 5/17/19	1,000,000	1,000,714
1.900%, 1/27/20	1,500,000	1,499,803
1.625%, 5/15/20	2,200,000	2,180,123
2.250%, 2/19/21	1,000,000	1,003,807
2.500%, 1/27/22	1,750,000	1,767,173
1.875%, 8/1/22	1,750,000	1,703,616
2.875%, 11/9/22	1,000,000	1,019,401
3.375%, 8/1/23	1,000,000	1,039,363
3.625%, 2/12/24	1,000,000	1,041,901
3.450%, 2/19/26	1,000,000	1,018,440
3.300%, 1/27/27	1,095,000	1,106,416
Mastercard, Inc.
2.000%, 11/21/21	500,000	497,288
3.375%, 4/1/24	1,000,000	1,043,194
2.950%, 11/21/26	1,150,000	1,151,955
Total System Services, Inc.
3.800%, 4/1/21	250,000	260,398
3.750%, 6/1/23	450,000	465,778
4.800%, 4/1/26	1,000,000	1,086,500
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,519,356
2.800%, 12/14/22	1,750,000	1,781,524
3.150%, 12/14/25	3,450,000	3,501,581
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,066,736
3.600%, 3/15/22	300,000	305,460

		40,785,315

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
2.500%, 11/15/18	$500,000	$505,749
4.100%, 11/15/23	600,000	645,729
Analog Devices, Inc.
2.500%, 12/5/21	300,000	300,286
2.875%, 6/1/23	250,000	249,434
3.125%, 12/5/23	500,000	503,058
3.900%, 12/15/25	450,000	468,841
3.500%, 12/5/26	500,000	503,519
Applied Materials, Inc.
2.625%, 10/1/20	430,000	437,636
4.300%, 6/15/21	625,000	671,981
Broadcom Corp.
2.375%, 1/15/20§	2,500,000	2,506,007
3.000%, 1/15/22§	2,500,000	2,525,864
3.625%, 1/15/24§	2,500,000	2,559,153
3.875%, 1/15/27§	2,750,000	2,824,551
Intel Corp.
1.850%, 5/11/20	800,000	799,746
2.450%, 7/29/20	1,525,000	1,548,874
1.700%, 5/19/21	250,000	246,066
3.300%, 10/1/21	1,257,000	1,312,287
2.350%, 5/11/22	800,000	802,221
3.100%, 7/29/22	600,000	619,985
2.700%, 12/15/22	1,875,000	1,896,418
3.700%, 7/29/25	1,795,000	1,882,071
2.600%, 5/19/26	500,000	482,631
3.150%, 5/11/27	3,250,000	3,270,765
KLA-Tencor Corp.
4.125%, 11/1/21	571,000	605,719
Lam Research Corp.
2.750%, 3/15/20	350,000	355,522
2.800%, 6/15/21	750,000	761,223
3.800%, 3/15/25	350,000	357,724
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	756,794
3.375%, 3/15/23	400,000	408,166
3.450%, 6/15/27	500,000	497,587
NVIDIA Corp.
2.200%, 9/16/21	395,000	390,863
3.200%, 9/16/26	850,000	845,394
QUALCOMM, Inc.
1.850%, 5/20/19 (x)	750,000	751,325
2.100%, 5/20/20	450,000	452,297
2.250%, 5/20/20	1,000,000	1,008,607
3.000%, 5/20/22	2,500,000	2,556,967
2.600%, 1/30/23	1,850,000	1,845,675
2.900%, 5/20/24	1,000,000	997,166
3.250%, 5/20/27	5,250,000	5,266,854
Texas Instruments, Inc.
1.650%, 8/3/19	350,000	349,475
1.750%, 5/1/20	250,000	248,948
2.750%, 3/12/21	375,000	382,761
1.850%, 5/15/22	500,000	489,997
2.250%, 5/1/23	750,000	738,834
2.625%, 5/15/24	216,000	215,062
Xilinx, Inc.
2.125%, 3/15/19	500,000	501,642
3.000%, 3/15/21	500,000	509,709
2.950%, 6/1/24	650,000	651,419

		49,508,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Software (0.8%)
Activision Blizzard, Inc.
2.300%, 9/15/21	$470,000	$465,407
2.600%, 6/15/22	250,000	249,617
3.400%, 9/15/26	600,000	598,129
3.400%, 6/15/27	310,000	307,908
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	897,276
Autodesk, Inc.
3.125%, 6/15/20	600,000	611,772
4.375%, 6/15/25	600,000	631,753
3.500%, 6/15/27	1,000,000	984,471
CA, Inc.
5.375%, 12/1/19	400,000	419,335
3.600%, 8/1/20	300,000	303,961
3.600%, 8/15/22	200,000	202,359
4.700%, 3/15/27	250,000	256,103
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	182,161
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	519,949
4.800%, 3/1/26	600,000	657,321
Microsoft Corp.
1.300%, 11/3/18	1,720,000	1,715,374
1.625%, 12/6/18	900,000	901,736
4.200%, 6/1/19	736,000	771,253
1.100%, 8/8/19	2,040,000	2,015,915
1.850%, 2/6/20	1,500,000	1,502,523
3.000%, 10/1/20	594,000	615,917
2.000%, 11/3/20	2,250,000	2,254,622
4.000%, 2/8/21	1,000,000	1,068,851
1.550%, 8/8/21	2,350,000	2,297,893
2.400%, 2/6/22	1,000,000	1,008,434
2.375%, 2/12/22	1,000,000	1,006,557
2.650%, 11/3/22	1,000,000	1,013,314
2.125%, 11/15/22 (x)	500,000	493,246
2.375%, 5/1/23	1,250,000	1,241,112
2.000%, 8/8/23	1,350,000	1,307,678
3.625%, 12/15/23	2,000,000	2,118,292
2.875%, 2/6/24	335,000	339,475
2.700%, 2/12/25	1,500,000	1,489,258
3.125%, 11/3/25	2,600,000	2,645,040
2.400%, 8/8/26	3,260,000	3,126,926
3.300%, 2/6/27	3,000,000	3,084,673
Oracle Corp.
2.375%, 1/15/19	1,500,000	1,515,554
5.000%, 7/8/19	2,000,000	2,127,730
2.250%, 10/8/19	2,000,000	2,025,157
2.800%, 7/8/21	585,000	599,802
1.900%, 9/15/21	2,755,000	2,730,271
2.500%, 5/15/22	2,000,000	2,020,217
2.500%, 10/15/22	1,875,000	1,881,723
3.625%, 7/15/23	1,000,000	1,054,497
2.400%, 9/15/23	1,000,000	986,873
3.400%, 7/8/24	2,000,000	2,069,365
2.950%, 5/15/25	3,000,000	3,010,482
2.650%, 7/15/26	2,805,000	2,713,136

		62,040,418

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.
1.550%, 2/8/19	750,000	750,044

1.700%, 2/22/19	$435,000	$435,883
2.100%, 5/6/19	2,650,000	2,673,009
1.100%, 8/2/19	1,000,000	988,347
1.550%, 2/7/20 (x)	1,000,000	993,672
1.900%, 2/7/20	750,000	752,382
2.000%, 5/6/20	1,000,000	1,004,635
1.800%, 5/11/20	1,000,000	998,349
2.250%, 2/23/21	2,250,000	2,266,130
2.850%, 5/6/21	935,000	959,645
1.550%, 8/4/21	1,400,000	1,367,715
2.150%, 2/9/22	1,000,000	993,646
2.500%, 2/9/22	750,000	756,529
2.300%, 5/11/22	1,000,000	998,313
2.700%, 5/13/22	1,000,000	1,019,119
2.850%, 2/23/23	1,250,000	1,270,586
2.400%, 5/3/23	4,707,000	4,670,859
3.000%, 2/9/24	495,000	501,654
3.450%, 5/6/24	4,000,000	4,145,127
2.850%, 5/11/24	750,000	753,954
2.500%, 2/9/25	1,000,000	969,932
3.250%, 2/23/26	2,255,000	2,299,320
2.450%, 8/4/26	1,675,000	1,592,015
3.350%, 2/9/27	1,500,000	1,532,175
3.200%, 5/11/27	923,000	932,130
3.000%, 6/20/27	2,060,000	2,051,494
Diamond 1 Finance Corp.
3.480%, 6/1/19§	3,075,000	3,147,894
4.420%, 6/15/21§	3,750,000	3,953,638
5.450%, 6/15/23§	3,075,000	3,344,368
6.020%, 6/15/26§	3,905,000	4,323,918
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	2,420,000	2,447,124
3.600%, 10/15/20	1,350,000	1,390,887
4.400%, 10/15/22	1,500,000	1,591,516
4.900%, 10/15/25	3,000,000	3,142,789
HP, Inc.
3.750%, 12/1/20	41,000	43,095
4.375%, 9/15/21	300,000	319,316
4.650%, 12/9/21	2,000,000	2,152,310
4.050%, 9/15/22	1,000,000	1,046,087
NetApp, Inc.
3.375%, 6/15/21	550,000	564,092
Seagate HDD Cayman
3.750%, 11/15/18	2,500,000	2,559,829
4.250%, 3/1/22§	350,000	353,787
4.875%, 3/1/24§	300,000	305,744
Xerox Corp.
2.750%, 3/15/19	500,000	502,743
5.625%, 12/15/19	639,000	684,658
2.800%, 5/15/20	750,000	751,145
3.500%, 8/20/20	250,000	254,871
4.500%, 5/15/21	185,000	193,901
3.800%, 5/15/24 (x)	750,000	742,169

		71,492,545

Total Information Technology		275,565,352

Materials (0.9%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	532,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.150%, 10/1/22	$131,000	$133,279
3.500%, 6/1/23	1,000,000	1,027,037
Air Products & Chemicals, Inc.
4.375%, 8/21/19	439,000	461,203
2.750%, 2/3/23	1,000,000	1,005,308
3.350%, 7/31/24	750,000	777,254
Airgas, Inc.
3.050%, 8/1/20	500,000	512,056
3.650%, 7/15/24	450,000	467,247
Albemarle Corp.
4.150%, 12/1/24	250,000	263,051
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,337,893
Cabot Corp.
3.700%, 7/15/22	500,000	513,623
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	414,938
4.625%, 11/15/22	450,000	485,209
Dow Chemical Co. (The)
8.550%, 5/15/19	2,642,000	2,957,640
4.250%, 11/15/20	1,984,000	2,112,048
4.125%, 11/15/21	100,000	106,108
3.000%, 11/15/22	1,000,000	1,016,070
Eastman Chemical Co.
2.700%, 1/15/20	1,000,000	1,013,239
3.600%, 8/15/22	1,125,000	1,169,177
3.800%, 3/15/25	1,000,000	1,026,945
Ecolab, Inc.
2.000%, 1/14/19	500,000	501,024
2.250%, 1/12/20	400,000	402,624
4.350%, 12/8/21	1,356,000	1,469,653
3.250%, 1/14/23	500,000	512,748
2.700%, 11/1/26	215,000	207,242
EI du Pont de Nemours & Co.
6.000%, 7/15/18	2,203,000	2,302,632
5.750%, 3/15/19	500,000	531,229
2.200%, 5/1/20	167,000	167,439
3.625%, 1/15/21	1,700,000	1,771,875
2.800%, 2/15/23	1,000,000	1,003,057
FMC Corp.
4.100%, 2/1/24	1,500,000	1,543,629
HB Fuller Co.
4.000%, 2/15/27	200,000	203,860
Lubrizol Corp. (The)
8.875%, 2/1/19	500,000	550,000
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,158,962
LyondellBasell Industries NV
5.000%, 4/15/19	1,004,000	1,045,040
6.000%, 11/15/21	1,800,000	2,042,302
Methanex Corp.
3.250%, 12/15/19	220,000	221,027
4.250%, 12/1/24	650,000	633,300
Monsanto Co.
1.850%, 11/15/18	400,000	399,336
2.750%, 7/15/21	750,000	757,315
Mosaic Co. (The)
4.250%, 11/15/23 (x)	1,000,000	1,052,901
NewMarket Corp.
4.100%, 12/15/22	167,000	171,574

Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19	$860,000	$922,628
4.875%, 3/30/20	194,000	205,739
3.625%, 3/15/24	500,000	504,470
4.000%, 12/15/26	500,000	514,713
PPG Industries, Inc.
3.600%, 11/15/20	350,000	364,144
Praxair, Inc.
1.250%, 11/7/18	1,400,000	1,395,219
4.500%, 8/15/19	800,000	842,335
2.250%, 9/24/20	500,000	503,570
4.050%, 3/15/21	500,000	533,983
3.000%, 9/1/21	600,000	615,291
2.200%, 8/15/22	450,000	443,946
2.700%, 2/21/23	500,000	500,173
3.200%, 1/30/26	350,000	357,743
RPM International, Inc.
6.125%, 10/15/19	700,000	759,289
3.750%, 3/15/27	350,000	355,788
Sherwin-Williams Co. (The)
7.250%, 6/15/19 (b)§	439,000	481,533
2.250%, 5/15/20	1,000,000	1,002,687
4.200%, 1/15/22 (b)§	200,000	212,000
2.750%, 6/1/22	1,250,000	1,251,668
3.125%, 6/1/24	575,000	577,280
3.950%, 1/15/26 (b)§	500,000	521,961
Westlake Chemical Corp.
4.875%, 5/15/23	500,000	519,222
3.600%, 8/15/26	500,000	496,410

		49,861,951

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	297,081
3.450%, 6/1/27	321,000	319,174
Vulcan Materials Co.
7.500%, 6/15/21	1,250,000	1,471,266
4.500%, 4/1/25	1,250,000	1,329,202
3.900%, 4/1/27	130,000	133,069

		3,549,792

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	471,000	513,610
3.100%, 9/15/26	500,000	487,932
International Paper Co.
7.500%, 8/15/21	156,000	184,382
4.750%, 2/15/22	194,000	211,780
3.650%, 6/15/24	1,900,000	1,954,664
Packaging Corp. of America
3.900%, 6/15/22	500,000	523,336
4.500%, 11/1/23	200,000	215,210
3.650%, 9/15/24	1,000,000	1,018,460
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,635,597

		6,744,971

Metals & Mining (0.2%)
Barrick Gold Corp.
4.100%, 5/1/23 (x)	283,000	306,178
Barrick North America Finance LLC
4.400%, 5/30/21	409,000	441,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	$1,100,000	$1,122,068
3.850%, 9/30/23	2,100,000	2,234,421
Goldcorp, Inc.
3.625%, 6/9/21	330,000	342,368
3.700%, 3/15/23	600,000	621,487
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,196,620
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	529,178
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25 (x)	1,000,000	1,053,752
Rio Tinto Finance USA plc
2.875%, 8/21/22	24,000	24,324
Southern Copper Corp.
5.375%, 4/16/20	253,000	274,695
3.500%, 11/8/22	244,000	248,880
3.875%, 4/23/25	300,000	307,875
Vale Overseas Ltd.
4.625%, 9/15/20 (x)	1,700,000	1,758,548
5.875%, 6/10/21 (x)	1,250,000	1,345,000
4.375%, 1/11/22 (x)	1,062,000	1,077,378
6.250%, 8/10/26	1,250,000	1,348,437
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	251,242

		14,484,339

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,101,755
Fibria Overseas Finance Ltd.
5.500%, 1/17/27 (x)	625,000	638,281

		2,740,036

Total Materials		77,381,089

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	250,000	251,439
3.900%, 6/15/23	1,000,000	1,031,493
American Tower Corp. (REIT)
3.400%, 2/15/19	950,000	969,348
5.050%, 9/1/20	1,058,000	1,141,671
3.300%, 2/15/21	1,750,000	1,796,050
3.450%, 9/15/21	1,000,000	1,026,358
2.250%, 1/15/22	1,250,000	1,221,914
4.700%, 3/15/22	500,000	541,513
3.500%, 1/31/23	1,150,000	1,173,604
5.000%, 2/15/24	1,000,000	1,109,996
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,038,422
2.950%, 9/15/22	500,000	504,945
4.200%, 12/15/23	100,000	106,793
3.500%, 11/15/25	250,000	254,661
2.950%, 5/11/26	1,000,000	975,444
2.900%, 10/15/26	250,000	242,005
3.350%, 5/15/27	175,000	175,055
Boston Properties LP (REIT)
3.700%, 11/15/18	600,000	614,547
5.875%, 10/15/19	200,000	215,125
5.625%, 11/15/20	2,015,000	2,225,919

3.850%, 2/1/23	$500,000	$526,581
3.125%, 9/1/23	1,000,000	1,008,262
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	486,342
3.250%, 9/15/23	750,000	732,595
3.650%, 6/15/24	300,000	295,410
3.850%, 2/1/25	355,000	351,580
4.125%, 6/15/26	275,000	273,502
3.900%, 3/15/27	250,000	244,096
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,139,995
CBL & Associates LP (REIT)
4.600%, 10/15/24	262,000	241,549
5.950%, 12/15/26 (x)	625,000	618,388
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	252,919
3.650%, 8/15/26	250,000	241,765
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	769,219
3.600%, 5/15/23	200,000	198,015
5.000%, 7/1/25	100,000	105,827
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	570,727
2.250%, 9/1/21	1,000,000	981,850
5.250%, 1/15/23	1,000,000	1,109,369
4.450%, 2/15/26	2,165,000	2,297,319
3.700%, 6/15/26	165,000	164,783
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	512,473
3.125%, 9/1/26	250,000	237,262
DCT Industrial Operating Partnership LP (REIT)
4.500%, 10/15/23	125,000	130,464
DDR Corp. (REIT)
3.500%, 1/15/21	550,000	556,199
4.625%, 7/15/22	1,000,000	1,045,720
3.375%, 5/15/23	350,000	338,363
3.625%, 2/1/25	250,000	237,739
4.700%, 6/1/27	165,000	164,999
Digital Realty Trust LP (REIT)
5.875%, 2/1/20 (x)	1,000,000	1,080,730
3.400%, 10/1/20	500,000	511,229
5.250%, 3/15/21	500,000	539,327
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	737,178
EPR Properties (REIT)
5.750%, 8/15/22	250,000	277,183
4.500%, 4/1/25	350,000	354,027
4.750%, 12/15/26	250,000	256,433
4.500%, 6/1/27	450,000	451,427
ERP Operating LP (REIT)
2.375%, 7/1/19	800,000	804,783
4.750%, 7/15/20	450,000	482,051
3.000%, 4/15/23	1,000,000	998,838
3.375%, 6/1/25	1,000,000	1,003,663
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,004,913
3.500%, 4/1/25	650,000	649,845
3.375%, 4/15/26	250,000	244,567
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	490,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Government Properties Income Trust (REIT)
3.750%, 8/15/19	$500,000	$505,189
HCP, Inc. (REIT)
3.750%, 2/1/19	200,000	204,893
2.625%, 2/1/20	656,000	659,847
5.375%, 2/1/21	1,690,000	1,854,185
3.150%, 8/1/22	250,000	251,204
4.250%, 11/15/23	1,070,000	1,121,617
3.875%, 8/15/24	1,000,000	1,013,509
3.400%, 2/1/25	500,000	490,543
4.000%, 6/1/25	350,000	357,331
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	357,704
2.950%, 7/1/22 (x)	250,000	249,080
3.700%, 4/15/23	250,000	254,663
3.500%, 8/1/26	185,000	180,439
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	366,193
4.500%, 6/15/23	1,000,000	1,050,835
5.250%, 2/15/26	350,000	371,167
4.950%, 2/15/27	540,000	560,361
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,019,774
Series C 4.750%, 3/1/23	1,100,000	1,180,515
Series E 4.000%, 6/15/25	310,000	315,193
Kilroy Realty LP (REIT)
4.800%, 7/15/18	350,000	357,160
3.800%, 1/15/23	450,000	464,370
4.375%, 10/1/25	400,000	419,931
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	439,000	482,374
3.400%, 11/1/22	500,000	509,707
3.125%, 6/1/23	1,000,000	989,792
2.700%, 3/1/24	250,000	238,500
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	236,306
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	478,421
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	185,453
3.750%, 6/15/24	450,000	461,211
4.000%, 11/15/25	350,000	361,467
3.600%, 6/1/27	500,000	499,200
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	260,133
3.300%, 4/15/23	700,000	705,058
3.900%, 6/15/24	500,000	512,699
4.000%, 11/15/25	200,000	204,660
3.600%, 12/15/26	250,000	245,991
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,102,229
4.500%, 1/15/25	450,000	455,607
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	254,183
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	509,087
Prologis LP (REIT)
3.350%, 2/1/21	1,000,000	1,033,543
4.250%, 8/15/23	100,000	107,989

3.750%, 11/1/25	$445,000	$463,721
Realty Income Corp. (REIT)
6.750%, 8/15/19	750,000	819,163
3.250%, 10/15/22	344,000	348,905
4.650%, 8/1/23	1,000,000	1,083,125
4.125%, 10/15/26	725,000	749,640
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	359,104
Select Income REIT (REIT)
4.250%, 5/15/24	1,100,000	1,093,819
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	850,000	860,237
Simon Property Group LP (REIT)
2.200%, 2/1/19	1,500,000	1,508,380
2.500%, 9/1/20	500,000	505,639
4.375%, 3/1/21	1,095,000	1,168,912
2.350%, 1/30/22	500,000	495,504
2.625%, 6/15/22	500,000	502,132
3.750%, 2/1/24	1,000,000	1,040,789
3.500%, 9/1/25	500,000	507,996
3.250%, 11/30/26	500,000	495,142
3.375%, 6/15/27	1,000,000	997,870
Tanger Properties LP (REIT)
6.125%, 6/1/20	500,000	546,383
3.125%, 9/1/26	500,000	468,269
UDR, Inc. (REIT)
3.700%, 10/1/20	1,500,000	1,545,709
4.625%, 1/10/22	200,000	213,452
4.000%, 10/1/25	250,000	257,846
2.950%, 9/1/26	125,000	118,160
3.500%, 7/1/27	350,000	345,787
Ventas Realty LP (REIT)
4.000%, 4/30/19	1,000,000	1,027,626
2.700%, 4/1/20	1,050,000	1,060,209
4.250%, 3/1/22	662,000	700,910
3.100%, 1/15/23	500,000	499,268
3.125%, 6/15/23	600,000	595,591
3.750%, 5/1/24	50,000	50,840
3.250%, 10/15/26	800,000	769,099
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	600,000	605,688
4.125%, 6/1/21	320,000	333,873
4.600%, 2/6/24	400,000	417,035
4.875%, 6/1/26	485,000	512,420
Vornado Realty LP (REIT)
2.500%, 6/30/19	500,000	504,154
Washington REIT (REIT)
3.950%, 10/15/22	150,000	152,314
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	607,813
Welltower, Inc. (REIT)
4.125%, 4/1/19	500,000	516,013
6.125%, 4/15/20	385,000	421,771
4.950%, 1/15/21	1,000,000	1,077,405
4.500%, 1/15/24	1,000,000	1,061,332
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,089,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

WP Carey, Inc. (REIT)
4.600%, 4/1/24	$300,000	$312,516
4.000%, 2/1/25	300,000	300,553
4.250%, 10/1/26	400,000	404,539

		95,291,317

Real Estate Management & Development (0.1%)
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	615,369
3.750%, 4/15/23	500,000	514,911
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,589,664
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	1,800,000	1,906,200

		4,626,144

Total Real Estate		99,917,461

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
2.375%, 11/27/18	1,500,000	1,509,611
5.800%, 2/15/19	1,901,000	2,014,554
2.300%, 3/11/19	1,415,000	1,423,782
5.875%, 10/1/19	800,000	865,750
5.200%, 3/15/20	604,000	648,896
2.450%, 6/30/20	1,500,000	1,508,029
4.600%, 2/15/21	1,312,000	1,398,511
2.800%, 2/17/21	1,750,000	1,761,862
5.000%, 3/1/21	1,800,000	1,944,330
4.450%, 5/15/21	1,500,000	1,591,331
3.875%, 8/15/21	497,000	516,892
3.000%, 2/15/22	1,000,000	1,002,290
3.200%, 3/1/22	835,000	843,903
3.800%, 3/15/22	1,850,000	1,916,466
3.000%, 6/30/22	2,050,000	2,046,285
2.625%, 12/1/22	1,156,000	1,124,337
3.600%, 2/17/23	1,850,000	1,882,772
3.800%, 3/1/24	1,000,000	1,017,711
4.450%, 4/1/24	1,500,000	1,583,117
3.950%, 1/15/25	1,000,000	1,019,535
3.400%, 5/15/25	4,000,000	3,939,063
4.125%, 2/17/26	2,750,000	2,815,480
4.250%, 3/1/27	2,500,000	2,586,384
British Telecommunications plc
2.350%, 2/14/19	1,000,000	1,003,976
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	523,296
Deutsche Telekom International Finance BV
6.750%, 8/20/18	1,650,000	1,738,449
6.000%, 7/8/19	100,000	107,710
Emirates Telecommunications Group Co. PJSC
2.375%, 6/18/19 (m)	1,000,000	1,004,375
3.500%, 6/18/24 (m)	1,000,000	1,015,000
Orange SA
2.750%, 2/6/19	1,000,000	1,011,547
5.375%, 7/8/19	500,000	532,106
1.625%, 11/3/19	1,000,000	988,075
4.125%, 9/14/21	1,000,000	1,062,261
Qwest Corp.
6.750%, 12/1/21	700,000	781,375

Telefonica Emisiones SAU
5.877%, 7/15/19	$570,000	$612,236
5.134%, 4/27/20	629,000	678,745
5.462%, 2/16/21	2,456,000	2,702,803
4.570%, 4/27/23	500,000	541,981
4.103%, 3/8/27	440,000	454,571
Telefonos de Mexico SAB de CV
5.500%, 11/15/19	600,000	642,094
TELUS Corp.
2.800%, 2/16/27	400,000	377,042
Verizon Communications, Inc.
3.650%, 9/14/18	3,000,000	3,066,945
4.500%, 9/15/20	2,228,000	2,378,590
3.450%, 3/15/21	1,600,000	1,654,182
4.600%, 4/1/21	1,800,000	1,931,955
1.750%, 8/15/21 (x)	1,550,000	1,499,808
3.000%, 11/1/21	625,000	632,839
3.500%, 11/1/21	1,000,000	1,035,323
2.946%, 3/15/22§	1,837,000	1,848,708
3.125%, 3/16/22	1,250,000	1,269,262
2.450%, 11/1/22	1,406,000	1,377,246
5.150%, 9/15/23	6,000,000	6,658,598
4.150%, 3/15/24	2,000,000	2,096,956
3.500%, 11/1/24	1,750,000	1,766,029
2.625%, 8/15/26	2,265,000	2,086,026
4.125%, 3/16/27	2,250,000	2,313,836

		84,354,836

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	1,460,000	1,569,098
3.125%, 7/16/22	1,200,000	1,219,923
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,461,638
3.000%, 3/15/23	750,000	754,982
3.625%, 12/15/25	500,000	510,486
2.900%, 11/15/26	500,000	478,258
Vodafone Group plc
5.450%, 6/10/19	1,526,000	1,624,585
2.500%, 9/26/22	700,000	692,948
2.950%, 2/19/23	1,306,000	1,314,014

		9,625,932

Total Telecommunication Services		93,980,768

Utilities (1.6%)
Electric Utilities (1.1%)
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	251,894
Alabama Power Co.
2.450%, 3/30/22	500,000	497,118
American Electric Power Co., Inc.
Series F 2.950%, 12/15/22	150,000	151,853
Appalachian Power Co.
3.400%, 6/1/25	350,000	359,286
Arizona Public Service Co.
8.750%, 3/1/19	461,000	511,356
3.150%, 5/15/25 (x)	200,000	203,098
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	659,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	$250,000	$245,751
Series Z 2.400%, 9/1/26	250,000	236,612
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (x)	750,000	752,468
Commonwealth Edison Co.
2.150%, 1/15/19	1,000,000	1,005,058
4.000%, 8/1/20	431,000	452,283
3.400%, 9/1/21	250,000	259,804
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	155,241
Series A 3.200%, 3/15/27	250,000	252,824
DTE Electric Co.
3.650%, 3/15/24	245,000	256,424
Duke Energy Carolinas LLC
4.300%, 6/15/20	250,000	266,476
2.500%, 3/15/23	500,000	499,951
2.950%, 12/1/26	1,000,000	992,741
Series C 7.000%, 11/15/18	446,000	477,624
Duke Energy Corp.
5.050%, 9/15/19	655,000	696,948
1.800%, 9/1/21	750,000	730,425
3.050%, 8/15/22	1,100,000	1,122,166
3.750%, 4/15/24	350,000	366,119
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	655,407
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,109,172
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	530,549
3.800%, 9/1/23	1,000,000	1,062,260
Duke Energy Progress LLC
5.300%, 1/15/19	700,000	738,854
Edison International
2.125%, 4/15/20	550,000	550,367
2.950%, 3/15/23	300,000	301,530
Emera US Finance LP
2.150%, 6/15/19	335,000	334,520
2.700%, 6/15/21	500,000	499,776
3.550%, 6/15/26	665,000	665,576
Enel Americas SA
4.000%, 10/25/26	165,000	166,815
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,046,035
3.700%, 6/1/24	1,000,000	1,053,777
3.500%, 4/1/26	300,000	308,685
Entergy Corp.
5.125%, 9/15/20	787,000	846,370
4.000%, 7/15/22	1,000,000	1,054,833
2.950%, 9/1/26	300,000	287,629
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	469,348
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	647,404
Eversource Energy
4.500%, 11/15/19	419,000	441,563
Series H 3.150%, 1/15/25	150,000	150,193

Series K 2.750%, 3/15/22	$500,000	$503,241
Exelon Corp.
2.850%, 6/15/20	750,000	762,120
5.150%, 12/1/20	600,000	647,318
2.450%, 4/15/21	330,000	329,788
3.497%, 6/1/22	1,000,000	1,019,560
3.950%, 6/15/25	750,000	777,323
3.400%, 4/15/26	500,000	502,877
FirstEnergy Corp.
Series A 2.850%, 7/15/22	450,000	450,045
Series B 4.250%, 3/15/23	675,000	708,947
3.900%, 7/15/27	625,000	626,953
Florida Power & Light Co.
2.750%, 6/1/23	250,000	252,512
Fortis, Inc.
2.100%, 10/4/21§	465,000	455,306
3.055%, 10/4/26§	750,000	724,743
Georgia Power Co.
4.250%, 12/1/19	307,000	322,016
2.000%, 3/30/20	300,000	299,786
2.400%, 4/1/21	350,000	348,693
2.850%, 5/15/22	750,000	752,118
3.250%, 4/1/26	350,000	350,627
3.250%, 3/30/27	500,000	498,379
Great Plains Energy, Inc.
2.500%, 3/9/20	625,000	630,754
4.850%, 6/1/21	62,000	66,432
3.150%, 4/1/22	750,000	757,917
Gulf Power Co.
3.300%, 5/30/27	250,000	251,073
Hydro-Quebec
8.400%, 1/15/22	125,000	154,239
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,181,528
ITC Holdings Corp.
3.650%, 6/15/24	325,000	328,490
3.250%, 6/30/26	300,000	295,639
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	107,648
Kansas City Power & Light Co.
7.150%, 4/1/19	500,000	542,773
3.150%, 3/15/23	250,000	251,571
3.650%, 8/15/25	500,000	509,788
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	520,978
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	539,401
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	858,424
3.500%, 10/15/24	300,000	312,602
3.100%, 5/1/27	1,000,000	1,008,340
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,051,127
7.125%, 3/15/19	500,000	543,901
NextEra Energy Capital Holdings, Inc.
1.649%, 9/1/18	235,000	234,264
6.000%, 3/1/19	946,000	1,001,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.300%, 4/1/19	$165,000	$165,695
2.400%, 9/15/19	500,000	502,908
2.700%, 9/15/19	350,000	354,335
4.500%, 6/1/21	1,000,000	1,073,453
3.550%, 5/1/27	1,500,000	1,529,653
Northern States Power Co.
2.200%, 8/15/20	250,000	250,223
2.150%, 8/15/22	700,000	690,816
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	996,592
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	700,000	739,073
7.000%, 9/1/22	750,000	902,857
Pacific Gas & Electric Co.
8.250%, 10/15/18	755,000	813,184
3.500%, 10/1/20	1,344,000	1,394,847
3.250%, 6/15/23	250,000	256,936
3.750%, 2/15/24	450,000	474,178
3.400%, 8/15/24	500,000	513,929
3.500%, 6/15/25	250,000	256,952
2.950%, 3/1/26	500,000	495,448
3.300%, 3/15/27	500,000	510,236
PacifiCorp
5.500%, 1/15/19	300,000	316,214
2.950%, 2/1/22	500,000	510,111
3.600%, 4/1/24	600,000	628,206
PECO Energy Co.
2.375%, 9/15/22	500,000	497,112
3.150%, 10/15/25	700,000	712,327
PG&E Corp.
2.400%, 3/1/19	500,000	501,241
Portland General Electric Co.
6.100%, 4/15/19	373,000	395,180
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	313,571
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,145,760
3.500%, 12/1/22	1,000,000	1,031,856
3.400%, 6/1/23	250,000	256,661
3.100%, 5/15/26	500,000	488,516
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,186,558
4.400%, 1/15/21	156,000	165,497
3.150%, 4/1/22	1,250,000	1,277,123
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	37,076
3.200%, 11/15/20	150,000	154,839
2.250%, 9/15/22	500,000	496,715
Public Service Electric & Gas Co.
2.300%, 9/15/18	650,000	655,324
1.900%, 3/15/21	175,000	174,153
2.375%, 5/15/23	500,000	494,405
2.250%, 9/15/26	450,000	425,919
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	528,957
Southern California Edison Co.
5.500%, 8/15/18	500,000	520,604
3.875%, 6/1/21	381,000	402,459
1.845%, 2/1/22	142,857	140,092
Series B 2.400%, 2/1/22	200,000	200,245

Series C 3.500%, 10/1/23	$200,000	$208,314
Southern Co. (The)
1.550%, 7/1/18	625,000	623,427
2.450%, 9/1/18	90,000	90,737
1.850%, 7/1/19	685,000	683,525
2.150%, 9/1/19	1,200,000	1,203,097
2.750%, 6/15/20	500,000	506,190
2.350%, 7/1/21	1,500,000	1,485,054
2.950%, 7/1/23	575,000	571,965
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	365,324
Series K 2.750%, 10/1/26	500,000	480,157
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	306,653
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	583,952
UIL Holdings Corp.
4.625%, 10/1/20	500,000	522,446
Union Electric Co.
3.500%, 4/15/24	500,000	521,336
2.950%, 6/15/27	500,000	495,238
Virginia Electric & Power Co.
5.000%, 6/30/19	665,000	705,123
2.750%, 3/15/23	650,000	650,980
3.450%, 2/15/24	1,000,000	1,027,088
Series A 3.150%, 1/15/26	715,000	718,809
3.500%, 3/15/27	750,000	773,122
Series B 2.950%, 11/15/26	500,000	497,622
Westar Energy, Inc.
2.550%, 7/1/26	350,000	337,885
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	739,086
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	799,795
2.400%, 3/15/21	500,000	501,286
2.600%, 3/15/22	500,000	503,236
3.300%, 6/1/25	500,000	503,402
3.350%, 12/1/26	500,000	504,821

		88,292,594

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	544,000	602,268
3.000%, 6/15/27	310,000	308,265
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	625,204
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,011,135
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	990,349
5.200%, 7/15/25	1,000,000	1,067,719
ONE Gas, Inc.
2.070%, 2/1/19	500,000	499,335
Southern California Gas Co.
3.150%, 9/15/24	550,000	564,203
Series TT 2.600%, 6/15/26	500,000	487,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Southern Natural Gas Co. LLC
4.400%, 6/15/21	$150,000	$158,862

		6,314,685

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	416,615
Exelon Generation Co. LLC
5.200%, 10/1/19	1,000,000	1,060,399
2.950%, 1/15/20	250,000	253,960
PSEG Power LLC
5.125%, 4/15/20	650,000	695,722
3.000%, 6/15/21	650,000	660,501
Southern Power Co.
4.150%, 12/1/25	500,000	525,016
Series 15B 2.375%, 6/1/20	250,000	250,557
Series D 1.950%, 12/15/19	500,000	500,217
Series E 2.500%, 12/15/21	500,000	497,907

		4,860,894

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	253,426
Ameren Illinois Co.
9.750%, 11/15/18	750,000	827,948
2.700%, 9/1/22	500,000	505,552
Berkshire Hathaway Energy Co.
2.400%, 2/1/20	750,000	758,497
3.750%, 11/15/23	1,100,000	1,157,055
Black Hills Corp.
4.250%, 11/30/23	600,000	638,384
3.950%, 1/15/26	350,000	360,000
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,098,252
3.000%, 5/15/26	210,000	206,135
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	343,000	367,651
6.650%, 4/1/19	600,000	647,101
4.450%, 6/15/20	500,000	533,736
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	311,888
Series A 2.000%, 3/15/20	125,000	124,850
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,104,099
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	781,620
Dominion Energy, Inc.
2.962%, 7/1/19 (e)	250,000	253,380
5.200%, 8/15/19	316,000	335,855
2.500%, 12/1/19	1,212,000	1,220,686
2.579%, 7/1/20	455,000	457,079
4.104%, 4/1/21 (e)	800,000	839,583
3.625%, 12/1/24	1,250,000	1,269,564
Series A 1.875%, 1/15/19	500,000	498,730
Series B 1.600%, 8/15/19	350,000	346,981
2.750%, 1/15/22	500,000	501,832

Series C 2.000%, 8/15/21	$300,000	$293,846
Series D 2.850%, 8/15/26 (x)	450,000	428,808
DTE Energy Co.
1.500%, 10/1/19	250,000	245,307
2.400%, 12/1/19	350,000	351,666
2.850%, 10/1/26	750,000	713,263
3.800%, 3/15/27	500,000	511,136
Series B 3.300%, 6/15/22	300,000	304,480
Series C 3.500%, 6/1/24	1,000,000	1,006,113
NiSource Finance Corp.
6.800%, 1/15/19	123,000	131,440
3.490%, 5/15/27	1,250,000	1,264,458
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,657,596
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	482,539
Series NNN 3.600%, 9/1/23	1,650,000	1,735,087
Sempra Energy
9.800%, 2/15/19	1,000,000	1,121,011
1.625%, 10/7/19	350,000	346,726
2.850%, 11/15/20	300,000	302,950
2.875%, 10/1/22	563,000	563,617
3.550%, 6/15/24	250,000	256,746
3.750%, 11/15/25	300,000	308,827
3.250%, 6/15/27	500,000	491,415
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	773,407
2.450%, 10/1/23	650,000	633,754
3.250%, 6/15/26	530,000	520,029
TECO Finance, Inc.
5.150%, 3/15/20	622,000	657,738
WEC Energy Group, Inc.
2.450%, 6/15/20	250,000	251,753
3.550%, 6/15/25	250,000	256,230

		31,009,826

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	851,742
3.400%, 3/1/25	400,000	413,989
United Utilities plc
5.375%, 2/1/19	500,000	518,633

		1,784,364

Total Utilities		132,262,363

Total Corporate Bonds		2,872,878,349

Foreign Government Securities (2.5%)
Canadian Government Bond
1.625%, 2/27/19	3,500,000	3,510,130
Export Development Canada
1.250%, 12/10/18	800,000	798,250
1.750%, 8/19/19	3,000,000	3,007,542
1.000%, 9/13/19	750,000	739,680
1.625%, 1/17/20	2,000,000	1,997,251
1.500%, 5/26/21	1,000,000	981,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.375%, 10/21/21	$1,000,000	$972,560
2.000%, 5/17/22	500,000	501,248
Export-Import Bank of Korea
2.875%, 9/17/18	1,500,000	1,514,186
2.375%, 8/12/19	1,250,000	1,253,694
2.125%, 1/25/20 (x)	1,000,000	994,705
5.125%, 6/29/20	500,000	537,475
4.000%, 1/29/21	1,500,000	1,570,998
4.375%, 9/15/21	200,000	213,510
2.750%, 1/25/22	1,000,000	1,003,811
5.000%, 4/11/22	500,000	551,056
4.000%, 1/14/24	500,000	527,844
2.875%, 1/21/25	1,500,000	1,475,281
3.250%, 11/10/25	1,000,000	1,009,326
2.625%, 5/26/26	2,000,000	1,923,356
2.375%, 4/21/27	1,500,000	1,406,083
FMS Wertmanagement AoeR
1.625%, 11/20/18	1,500,000	1,503,614
1.000%, 8/16/19	2,250,000	2,218,936
1.750%, 1/24/20	2,000,000	1,999,665
1.750%, 3/17/20 (x)	1,250,000	1,249,154
1.375%, 6/8/21	1,500,000	1,462,822
Iraq Government AID Bond
2.149%, 1/18/22	665,000	666,921
Japan Bank for International Cooperation
1.750%, 7/31/18	2,000,000	2,000,952
1.750%, 11/13/18	1,700,000	1,699,260
1.750%, 5/29/19	2,500,000	2,497,980
2.250%, 2/24/20	1,000,000	1,006,394
2.125%, 6/1/20	710,000	710,373
1.500%, 7/21/21	1,500,000	1,443,598
2.000%, 11/4/21	665,000	651,902
2.500%, 6/1/22	520,000	520,616
3.375%, 7/31/23	2,000,000	2,089,097
2.125%, 2/10/25	1,500,000	1,442,654
2.750%, 1/21/26	1,000,000	997,418
2.375%, 4/20/26	2,000,000	1,931,294
1.875%, 7/21/26	1,500,000	1,384,948
2.250%, 11/4/26	1,000,000	948,978
2.875%, 6/1/27	3,000,000	3,027,914
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	732,611
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	680,715
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,219,000
Korea Development Bank (The)
3.000%, 3/17/19	1,000,000	1,013,744
2.250%, 5/18/20	1,000,000	993,121
3.750%, 1/22/24	500,000	521,468
Province of Alberta
1.900%, 12/6/19	2,000,000	2,003,490
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,045,729
2.000%, 10/23/22	1,300,000	1,285,291
2.250%, 6/2/26	1,000,000	966,747
Province of Manitoba
1.750%, 5/30/19	1,000,000	1,001,949
2.125%, 5/4/22	2,000,000	1,988,407
2.100%, 9/6/22	1,468,000	1,451,402
3.050%, 5/14/24	1,000,000	1,027,882

2.125%, 6/22/26 (x)	$1,000,000	$943,139
Province of Ontario
2.000%, 9/27/18 (x)	1,500,000	1,506,587
1.625%, 1/18/19	2,000,000	1,998,456
2.000%, 1/30/19	2,100,000	2,110,363
1.650%, 9/27/19	1,300,000	1,295,358
4.000%, 10/7/19	500,000	523,845
4.400%, 4/14/20	4,000,000	4,264,992
1.875%, 5/21/20	2,500,000	2,494,730
2.400%, 2/8/22	2,500,000	2,517,069
2.450%, 6/29/22 (x)	1,700,000	1,709,660
3.200%, 5/16/24	2,500,000	2,594,586
2.500%, 4/27/26	2,000,000	1,964,738
Province of Quebec
3.500%, 7/29/20	1,700,000	1,777,972
2.750%, 8/25/21	2,100,000	2,146,105
2.375%, 1/31/22	2,500,000	2,512,247
2.625%, 2/13/23	2,531,000	2,561,882
2.875%, 10/16/24	1,000,000	1,014,353
2.500%, 4/20/26	1,000,000	993,713
2.750%, 4/12/27	1,750,000	1,732,392
Republic of Chile
2.250%, 10/30/22	245,000	242,244
3.125%, 1/21/26 (x)	3,512,000	3,577,850
Republic of Colombia
7.375%, 3/18/19	2,250,000	2,452,500
4.375%, 7/12/21 (x)	2,350,000	2,502,750
2.625%, 3/15/23 (x)	1,200,000	1,173,000
4.000%, 2/26/24 (x)	2,000,000	2,075,000
4.500%, 1/28/26 (x)	1,000,000	1,065,000
Republic of Hungary
4.000%, 3/25/19	3,000,000	3,097,500
6.375%, 3/29/21	3,000,000	3,375,000
5.375%, 2/21/23	1,000,000	1,112,500
5.375%, 3/25/24	3,000,000	3,375,000
Republic of Italy
6.875%, 9/27/23	2,000,000	2,372,229
Republic of Korea
7.125%, 4/16/19	1,796,000	1,956,901
3.875%, 9/11/23	250,000	267,341
2.750%, 1/19/27 (x)	1,500,000	1,476,217
Republic of Panama
5.200%, 1/30/20	1,143,000	1,234,440
4.000%, 9/22/24	890,000	932,275
3.750%, 3/16/25	3,000,000	3,082,500
Republic of Peru
7.125%, 3/30/19 (x)	1,437,000	1,573,515
Republic of Philippines
6.500%, 1/20/20	312,000	347,880
4.000%, 1/15/21	5,750,000	6,123,750
4.200%, 1/21/24	2,400,000	2,625,000
Republic of Poland
6.375%, 7/15/19	2,798,000	3,039,327
5.125%, 4/21/21	1,500,000	1,650,000
5.000%, 3/23/22	2,062,000	2,291,398
3.000%, 3/17/23	1,750,000	1,780,625
4.000%, 1/22/24	2,250,000	2,407,500
3.250%, 4/6/26	1,500,000	1,526,250
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,220,000
4.500%, 8/14/24 (x)	500,000	541,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
State of Israel
5.125%, 3/26/19	$1,587,000	$1,680,236
4.000%, 6/30/22	1,000,000	1,072,500
3.150%, 6/30/23	500,000	515,625
2.875%, 3/16/26	1,000,000	996,250
Svensk Exportkredit AB
1.250%, 4/12/19	2,000,000	1,987,204
1.875%, 6/17/19	1,000,000	1,003,846
1.125%, 8/28/19	1,000,000	987,678
1.750%, 5/18/20	1,500,000	1,499,293
1.875%, 6/23/20	750,000	750,037
2.375%, 3/9/22	1,000,000	1,014,044
Ukraine Government AID Bonds
1.847%, 5/29/20	3,755,000	3,771,522
1.471%, 9/29/21	1,000,000	980,000
United Mexican States
5.125%, 1/15/20	250,000	270,937
3.500%, 1/21/21 (x)	2,000,000	2,080,000
3.625%, 3/15/22	7,000,000	7,266,000
3.600%, 1/30/25	2,000,000	2,028,000
4.125%, 1/21/26 (x)	1,865,000	1,938,668
4.150%, 3/28/27	1,495,000	1,548,073

Total Foreign Government Securities		207,424,916

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	2,000	2,360
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	4,000	5,099
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650%, 8/1/30	4,000	4,385
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845%, 1/1/38	2,000	2,196
6.395%, 1/1/40	4,000	5,437
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	4,000	5,433
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	2,000	2,613
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	8,000	10,036
City of New York, General Obligation Bonds,
Series 2009-A1 5.206%, 10/1/31	4,000	4,645
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E 4.200%, 12/1/21	155,000	165,374
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881%, 7/1/42	$4,000	$4,379
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750%, 8/1/49	4,000	6,101
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	204,000	274,968
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	4,000	5,434
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.107%, 7/1/18	1,000,000	1,005,570
2.995%, 7/1/20	750,000	765,630
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	2,000	2,452
7.055%, 4/1/57	4,000	4,613
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds,
Series B 4.053%, 7/1/26	1,000,000	1,042,890
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/19	1,000,000	958,400
(Zero Coupon), 2/15/23	1,000,000	809,960
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	4,000	4,783
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	1,000	1,237
5.561%, 12/1/49	3,000	3,760
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	4,000	4,920
7.043%, 4/1/50	4,000	6,123
South Carolina State Public Service Authority, Revenue Bonds,
Series D 2.388%, 12/1/23	1,000,000	940,710
State of California Department of Water Resources, Revenue Bonds,
Series P 2.000%, 5/1/22	350,000	346,063
State of California, Various Purposes, General Obligation Bonds,
Series 2009 6.200%, 3/1/19	200,000	214,618
6.200%, 10/1/19	400,000	437,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
State of Illinois, General Obligation Bonds,
Series 2011 5.877%, 3/1/19	$60,000	$62,087
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	2,000	2,465
State of Wisconsin, Revenue Bonds,
Series C 3.154%, 5/1/27	1,300,000	1,306,760
University of California, Revenue Bonds
3.063%, 7/1/25	500,000	504,975

Total Municipal Bonds		8,924,284

Supranational (3.0%)
African Development Bank
1.000%, 11/2/18	2,000,000	1,988,420
1.375%, 12/17/18	857,000	855,718
1.000%, 5/15/19	2,000,000	1,979,420
1.375%, 2/12/20	1,000,000	992,130
1.875%, 3/16/20	2,500,000	2,511,802
1.250%, 7/26/21	1,000,000	972,250
Asian Development Bank
1.750%, 9/11/18	3,100,000	3,110,759
1.875%, 10/23/18	1,900,000	1,909,307
1.750%, 3/21/19	1,350,000	1,354,352
1.000%, 8/16/19	1,000,000	987,015
1.750%, 1/10/20	5,000,000	5,015,893
1.500%, 1/22/20	1,000,000	994,944
1.375%, 3/23/20	650,000	643,950
1.625%, 8/26/20	1,000,000	994,478
1.625%, 3/16/21	2,000,000	1,977,279
1.750%, 6/8/21	3,250,000	3,219,093
2.125%, 11/24/21	1,500,000	1,505,766
2.000%, 2/16/22	3,000,000	2,997,108
1.875%, 2/18/22	3,000,000	2,978,605
2.000%, 1/22/25	3,000,000	2,917,187
2.000%, 4/24/26	1,000,000	962,574
1.750%, 8/14/26	1,000,000	940,426
2.625%, 1/12/27	2,500,000	2,527,492
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,365,696
4.375%, 6/15/22	1,500,000	1,618,042
Council of Europe Development Bank
1.750%, 11/14/19	1,500,000	1,501,146
1.875%, 1/27/20	750,000	752,212
1.625%, 3/10/20	1,000,000	996,850
European Bank for Reconstruction & Development
1.000%, 9/17/18	2,500,000	2,486,275
1.625%, 11/15/18	100,000	100,109
1.750%, 6/14/19	2,000,000	2,002,439
0.875%, 7/22/19	200,000	200,221
1.750%, 11/26/19	1,000,000	1,001,729
1.625%, 5/5/20	3,000,000	2,991,999
1.875%, 2/23/22	1,000,000	990,907
2.125%, 3/7/22	3,000,000	3,001,714
European Investment Bank
1.625%, 12/18/18	2,500,000	2,511,121
1.875%, 3/15/19	3,000,000	3,015,899
1.250%, 5/15/19	$4,000,000	$3,975,713
1.750%, 6/17/19	5,000,000	5,014,950
1.125%, 8/15/19	1,000,000	989,615
1.250%, 12/16/19	3,000,000	2,967,084
1.625%, 3/16/20	4,000,000	4,005,878
1.750%, 5/15/20	2,000,000	2,001,561
1.375%, 6/15/20	5,000,000	4,938,964
1.625%, 8/14/20	4,200,000	4,183,856
2.875%, 9/15/20	2,750,000	2,836,729
1.625%, 12/15/20	1,000,000	990,039
4.000%, 2/16/21	2,200,000	2,355,284
2.000%, 3/15/21	4,000,000	4,003,302
2.500%, 4/15/21	2,000,000	2,036,270
1.625%, 6/15/21 (x)	4,000,000	3,939,427
1.375%, 9/15/21 (x)	3,500,000	3,403,192
2.250%, 3/15/22	2,500,000	2,511,805
2.250%, 8/15/22	3,000,000	3,009,253
3.250%, 1/29/24	3,100,000	3,273,199
2.500%, 10/15/24 (x)	1,000,000	1,005,525
1.875%, 2/10/25	3,000,000	2,882,075
2.125%, 4/13/26	2,000,000	1,945,241
2.375%, 5/24/27	1,000,000	983,348
Inter-American Development Bank
1.125%, 8/28/18	2,000,000	1,992,096
4.250%, 9/10/18	1,967,000	2,030,845
1.000%, 5/13/19	2,000,000	1,979,564
3.875%, 9/17/19	1,000,000	1,048,486
1.250%, 10/15/19	1,000,000	991,482
1.750%, 10/15/19	5,000,000	5,011,813
3.875%, 2/14/20	3,349,000	3,532,970
1.625%, 5/12/20	3,300,000	3,287,660
1.875%, 6/16/20	1,500,000	1,503,995
1.375%, 7/15/20	5,000,000	4,938,275
2.125%, 11/9/20	3,100,000	3,127,599
1.875%, 3/15/21	1,150,000	1,147,890
1.250%, 9/14/21	1,000,000	969,721
2.125%, 1/18/22	1,000,000	1,002,954
3.000%, 2/21/24	2,000,000	2,081,059
2.125%, 1/15/25	2,000,000	1,966,254
2.000%, 6/2/26	1,050,000	1,010,600
International Bank for Reconstruction & Development
0.875%, 7/19/18	5,000,000	4,976,825
1.000%, 10/5/18	4,000,000	3,977,891
1.875%, 3/15/19	3,700,000	3,722,084
0.875%, 8/15/19	3,000,000	2,958,046
1.875%, 10/7/19	2,500,000	2,514,085
1.125%, 11/27/19	3,000,000	2,962,400
1.375%, 3/30/20	3,000,000	2,972,440
1.875%, 4/21/20	3,000,000	3,011,022
1.125%, 8/10/20	2,500,000	2,449,383
2.125%, 11/1/20	2,150,000	2,169,244
1.625%, 3/9/21	4,000,000	3,958,062
1.375%, 5/24/21	4,000,000	3,913,290
2.250%, 6/24/21	3,000,000	3,031,335
1.375%, 9/20/21	3,000,000	2,923,187
2.000%, 1/26/22	3,500,000	3,490,940
1.625%, 2/10/22	3,000,000	2,942,207
1.875%, 10/7/22	1,000,000	986,813
7.625%, 1/19/23	1,000,000	1,283,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 2/13/23	$1,319,000	$1,315,121
1.750%, 4/19/23	1,000,000	976,120
2.500%, 11/25/24	3,500,000	3,527,509
2.125%, 3/3/25	450,000	442,314
2.500%, 7/29/25	3,000,000	3,009,513
1.875%, 10/27/26	2,000,000	1,897,353
International Finance Corp.
1.750%, 9/4/18	3,000,000	3,009,489
1.250%, 11/27/18	469,000	467,999
1.750%, 9/16/19	2,500,000	2,516,361
1.625%, 7/16/20	1,500,000	1,495,695
1.125%, 7/20/21	1,250,000	1,211,788
2.125%, 4/7/26	2,000,000	1,939,349
Nordic Investment Bank
1.125%, 2/25/19	2,000,000	1,985,933
1.250%, 8/2/21 (x)	2,000,000	1,947,977
2.125%, 2/1/22	1,000,000	1,002,323
North American Development Bank
2.400%, 10/26/22	1,150,000	1,131,251

Total Supranational		251,866,451

U.S. Government Agency Securities (2.9%)
FFCB
1.300%, 12/14/18	500,000	499,891
1.030%, 4/5/19	1,000,000	993,384
1.170%, 5/16/19	500,000	497,427
1.500%, 12/19/19	1,000,000	999,239
1.550%, 5/8/20	500,000	498,902
1.620%, 4/20/21	1,000,000	991,513
1.500%, 7/6/21	1,000,000	987,246
1.680%, 1/5/22	1,000,000	983,441
FHLB
5.000%, 11/17/17	1,000	1,014
0.625%, 8/7/18	5,000,000	4,959,700
0.875%, 10/1/18	5,000,000	4,970,204
1.750%, 12/14/18	3,000,000	3,014,528
1.250%, 1/16/19	7,000,000	6,987,044
1.875%, 3/8/19	500,000	504,112
1.375%, 3/18/19	5,000,000	4,997,051
1.375%, 5/28/19	1,840,000	1,838,378
1.625%, 6/14/19	3,000,000	3,011,354
0.875%, 8/5/19	5,000,000	4,941,815
1.000%, 9/26/19	3,000,000	2,970,956
1.375%, 11/15/19	8,495,000	8,470,315
1.650%, 1/6/20	2,000,000	2,000,010
1.875%, 3/13/20	2,000,000	2,015,154
4.125%, 3/13/20	4,000,000	4,265,989
1.750%, 7/13/20	1,500,000	1,498,474
1.830%, 7/29/20	1,000,000	1,005,255
1.375%, 2/18/21	3,150,000	3,114,095
1.750%, 3/12/21	2,000,000	1,999,685
1.125%, 7/14/21	5,000,000	4,876,496
1.875%, 11/29/21	5,000,000	5,013,803
2.310%, 8/9/22	750,000	750,554
2.875%, 9/13/24	2,000,000	2,074,946
5.500%, 7/15/36	3,000	4,064
FHLMC
1.050%, 7/27/18	1,000,000	996,467
1.000%, 8/15/18	$1,000,000	$996,969
1.070%, 9/6/18	1,000,000	997,103
1.100%, 9/13/18	2,000,000	1,992,735
0.875%, 10/12/18	5,000,000	4,969,002
3.750%, 3/27/19	3,470,000	3,609,204
1.750%, 5/30/19	3,000,000	3,020,342
1.250%, 7/26/19	2,000,000	1,990,558
2.000%, 7/30/19	600,000	606,372
1.250%, 8/1/19	3,500,000	3,483,499
1.300%, 8/28/19	2,000,000	1,991,269
1.250%, 10/2/19	7,500,000	7,460,047
1.625%, 10/25/19	500,000	500,639
1.500%, 1/17/20	3,000,000	2,996,436
1.800%, 4/13/20	500,000	500,381
1.800%, 4/28/20	2,000,000	2,000,687
1.375%, 5/1/20	7,350,000	7,304,529
1.800%, 5/28/20	1,000,000	1,000,499
1.330%, 12/30/20	1,000,000	987,419
2.375%, 1/13/22	7,947,000	8,114,327
FNMA
0.750%, 7/27/18	1,000,000	994,448
0.875%, 7/27/18	1,000,000	995,716
1.125%, 10/19/18 (x)	3,000,000	2,990,771
1.625%, 11/27/18	3,000,000	3,010,879
1.125%, 12/14/18	5,000,000	4,979,351
1.250%, 12/28/18	250,000	249,399
1.875%, 2/19/19	2,000,000	2,014,812
1.250%, 2/26/19	1,000,000	996,985
1.750%, 6/20/19	5,000,000	5,030,916
1.250%, 6/28/19	1,000,000	995,587
1.075%, 7/11/19	500,000	496,248
0.875%, 8/2/19	5,000,000	4,942,043
1.250%, 8/23/19	1,000,000	994,888
1.000%, 8/28/19	5,000,000	4,954,280
1.750%, 9/12/19	5,500,000	5,534,777
(Zero Coupon), 10/9/19	4,000,000	3,832,327
1.000%, 10/24/19	4,750,000	4,695,005
1.650%, 1/27/20	1,000,000	999,873
1.500%, 2/28/20	3,500,000	3,492,621
1.500%, 6/22/20	2,500,000	2,495,283
1.500%, 11/30/20	2,817,000	2,800,278
1.875%, 12/28/20	1,313,000	1,320,816
1.375%, 2/26/21	3,000,000	2,964,738
1.250%, 5/6/21	5,000,000	4,914,853
1.250%, 8/17/21	5,000,000	4,893,612
1.375%, 10/7/21	2,000,000	1,964,486
2.000%, 1/5/22	5,000,000	5,022,292
1.875%, 4/5/22	1,000,000	998,129
2.625%, 9/6/24	2,500,000	2,563,637
2.125%, 4/24/26	8,165,000	7,973,539
1.875%, 9/24/26	2,000,000	1,900,071
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	3,040,347
1.875%, 8/15/22	1,000,000	994,536
2.875%, 9/15/24	2,400,000	2,481,573
2.875%, 2/1/27	1,000,000	1,025,546

Total U.S. Government Agency Securities		236,809,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (49.6%)
U.S. Treasury Bonds
9.000%, 11/15/18	$1,386,000	$1,531,010
8.875%, 2/15/19	2,432,000	2,726,120
8.125%, 8/15/19	14,212,000	16,200,681
8.500%, 2/15/20	187,000	220,727
8.750%, 8/15/20	1,880,000	2,287,975
7.125%, 2/15/23	4,312,000	5,492,646
6.250%, 8/15/23	2,000,000	2,487,906
U.S. Treasury Notes
0.750%, 7/31/18	35,000,000	34,796,016
1.375%, 7/31/18	60,550,000	60,596,121
2.250%, 7/31/18	22,000,000	22,219,140
4.000%, 8/15/18	10,460,000	10,770,531
1.500%, 8/31/18	18,249,000	18,286,852
1.375%, 9/30/18	95,500,000	95,557,453
1.250%, 10/31/18	2,000,000	1,997,766
1.750%, 10/31/18	20,000,000	20,112,578
1.250%, 11/15/18	25,000,000	24,970,898
3.750%, 11/15/18	26,904,000	27,777,328
1.250%, 11/30/18	40,000,000	39,950,936
1.250%, 12/15/18	25,000,000	24,966,797
1.375%, 12/31/18	17,650,000	17,656,066
1.500%, 12/31/18	26,600,000	26,658,188
1.125%, 1/31/19	10,000,000	9,964,062
1.250%, 1/31/19	25,000,000	24,956,738
1.500%, 1/31/19	21,250,000	21,295,821
2.750%, 2/15/19	29,907,000	30,574,067
1.125%, 2/28/19	40,000,000	39,850,000
1.375%, 2/28/19	15,812,000	15,815,397
1.500%, 2/28/19	45,500,000	45,597,752
1.250%, 3/31/19	25,000,000	24,948,242
1.500%, 3/31/19	5,050,000	5,062,941
1.250%, 4/30/19	2,000,000	1,995,344
1.625%, 4/30/19	43,000,000	43,192,494
3.125%, 5/15/19	37,954,000	39,174,756
1.500%, 5/31/19	25,000,000	25,057,520
1.000%, 6/30/19	4,600,000	4,565,752
1.625%, 6/30/19	5,000,000	5,022,773
0.875%, 7/31/19	1,500,000	1,484,215
1.625%, 7/31/19	40,000,000	40,184,064
3.625%, 8/15/19	38,086,000	39,842,420
1.625%, 8/31/19	30,000,000	30,133,359
1.000%, 9/30/19	5,000,000	4,953,515
1.750%, 9/30/19	30,000,000	30,217,968
1.250%, 10/31/19	1,000,000	995,953
1.500%, 10/31/19	35,000,000	35,050,040
3.375%, 11/15/19	36,223,000	37,847,942
1.000%, 11/30/19	20,000,000	19,787,500
1.500%, 11/30/19	45,000,000	45,043,591
1.125%, 12/31/19	2,000,000	1,983,594
1.625%, 12/31/19	35,000,000	35,133,437
1.375%, 1/15/20	20,000,000	19,950,938
1.250%, 1/31/20	40,000,000	39,753,436
1.375%, 1/31/20	10,000,000	9,972,656
1.375%, 2/15/20	30,000,000	29,907,657
3.625%, 2/15/20	42,855,000	45,187,251
1.250%, 2/29/20	2,500,000	2,483,594
1.375%, 2/29/20	50,000,000	49,825,390
1.625%, 3/15/20	$25,000,000	$25,080,470
1.125%, 3/31/20	7,500,000	7,422,656
1.375%, 3/31/20	30,000,000	29,888,673
1.500%, 4/15/20	20,000,000	19,986,876
1.375%, 4/30/20	50,000,000	49,777,735
3.500%, 5/15/20	41,024,000	43,274,552
1.375%, 5/31/20	16,061,000	15,983,957
1.500%, 5/31/20	50,000,000	49,930,470
1.625%, 6/30/20	30,000,000	30,053,673
2.625%, 8/15/20	35,687,000	36,805,845
1.375%, 8/31/20	25,000,000	24,828,320
2.125%, 8/31/20	36,000,000	36,582,188
1.375%, 9/30/20	40,000,000	39,700,000
2.000%, 9/30/20	1,100,000	1,113,466
1.375%, 10/31/20	15,000,000	14,878,946
2.625%, 11/15/20	44,196,000	45,608,893
1.625%, 11/30/20	50,000,000	49,971,485
2.000%, 11/30/20	1,000,000	1,011,742
1.750%, 12/31/20	20,000,000	20,060,000
2.375%, 12/31/20	16,000,000	16,390,000
1.375%, 1/31/21	30,000,000	29,684,298
2.125%, 1/31/21	41,000,000	41,635,820
3.625%, 2/15/21	52,140,000	55,690,817
1.125%, 2/28/21	50,000,000	48,989,455
2.000%, 2/28/21	1,000,000	1,011,172
1.250%, 3/31/21	45,000,000	44,258,202
2.250%, 3/31/21	1,100,000	1,121,742
1.375%, 4/30/21	50,000,000	49,362,110
3.125%, 5/15/21	36,569,000	38,467,447
1.125%, 6/30/21	35,000,000	34,161,914
1.125%, 7/31/21	45,000,000	43,863,048
2.250%, 7/31/21	15,000,000	15,285,937
2.125%, 8/15/21	50,062,000	50,762,087
1.125%, 8/31/21	40,000,000	38,949,064
2.000%, 8/31/21	15,000,000	15,131,250
1.125%, 9/30/21	30,000,000	29,182,734
2.125%, 9/30/21	25,000,000	25,342,187
1.250%, 10/31/21	25,000,000	24,420,702
2.000%, 10/31/21	25,000,000	25,197,265
2.000%, 11/15/21	37,978,000	38,296,954
1.750%, 11/30/21	50,000,000	49,869,920
1.500%, 1/31/22	70,000,000	68,933,592
1.875%, 1/31/22	5,000,000	5,006,524
2.000%, 2/15/22	42,662,000	42,976,965
1.750%, 2/28/22	25,000,000	24,891,015
1.875%, 2/28/22	30,000,000	30,036,798
1.750%, 3/31/22	15,000,000	14,922,774
1.875%, 3/31/22	40,000,000	40,020,624
1.875%, 4/30/22	25,000,000	24,996,875
1.750%, 5/15/22	17,936,000	17,835,250
1.750%, 5/31/22	25,000,000	24,852,148
1.875%, 5/31/22	15,000,000	14,998,828
2.000%, 7/31/22	25,000,000	25,114,063
1.625%, 8/15/22	38,928,800	38,402,043
1.875%, 8/31/22	25,000,000	24,950,783
1.750%, 9/30/22	30,000,000	29,728,125
1.625%, 11/15/22	35,304,700	34,716,654
2.000%, 11/30/22	15,000,000	15,033,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 12/31/22	$20,000,000	$20,157,500
1.750%, 1/31/23	22,000,000	21,725,000
2.000%, 2/15/23	73,030,900	73,059,426
1.500%, 2/28/23	20,000,000	19,468,750
1.500%, 3/31/23	30,000,000	29,175,939
1.750%, 5/15/23	60,514,600	59,610,663
1.625%, 5/31/23	25,000,000	24,445,507
1.250%, 7/31/23	10,000,000	9,547,344
2.500%, 8/15/23	6,750,000	6,927,188
1.375%, 8/31/23	25,000,000	24,016,210
1.375%, 9/30/23	15,000,000	14,395,195
1.625%, 10/31/23	40,000,000	38,958,124
2.750%, 11/15/23	30,000,000	31,225,311
2.750%, 2/15/24	42,000,000	43,694,767
2.125%, 2/29/24	20,000,000	20,023,438
2.000%, 4/30/24	25,000,000	24,809,960
2.500%, 5/15/24	50,000,000	51,218,750
2.375%, 8/15/24	41,000,000	41,627,813
2.250%, 11/15/24	45,000,000	45,249,611
2.000%, 2/15/25	45,000,000	44,381,952
2.125%, 5/15/25	50,000,000	49,686,720
2.000%, 8/15/25	42,500,000	41,774,181
2.250%, 11/15/25	35,000,000	35,007,931
1.625%, 2/15/26	60,000,000	57,021,096
1.625%, 5/15/26	50,000,000	47,401,170
1.500%, 8/15/26	65,000,000	60,813,591
2.000%, 11/15/26	55,000,000	53,634,025
2.250%, 2/15/27	52,000,000	51,760,717

Total U.S. Treasury Obligations		4,091,343,972

Total Long-Term Debt Securities (93.0%) (Cost $7,598,230,986)		7,673,596,327

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z 8.375%, (l)*	17,000	92,650
FNMA,
Series S 8.250%, (l)*	22,000	126,720

Total Preferred Stocks (0.0%) (Cost $18,166)		219,370

EXCHANGE TRADED FUNDS:
iShares 1-3 Year Treasury Bond Fund (x)	2,420,000	204,465,800
iShares 3-7 Year Treasury Bond Fund (x)	1,673,449	206,788,093
iShares 7-10 Year Treasury Bond Fund (x)	1,125,971	120,039,768

Total Exchange Traded Funds (6.4%) (Cost $525,051,822)		531,293,661

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	19,185,484	$19,191,240

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $16,501,554, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $16,830,004. (xx)	$16,500,000	16,500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $2,700,326, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $3,001,923. (xx)	2,700,000	2,700,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,000,517, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $4,447,294. (xx)	4,000,000	4,000,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $8,300,830, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $8,466,017. (xx)	8,300,000	8,300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $5,055,464, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $5,156,080. (xx)	$5,054,980	$5,054,980
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,000,450, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $5,100,027. (xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $4,901,096, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,001,263. (xx)	4,900,000	4,900,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $3,000,315, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $3,060,643. (xx)	3,000,000	3,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $14,002,963, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $14,281,663. (xx)	14,000,000	14,000,000

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,000,270, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $3,060,084. (xx)	$3,000,000	$3,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $10,200,018. (xx)	10,000,000	10,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $6,120,000. (xx)	6,000,000	6,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $6,120,000. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		93,454,980

Total Short-Term Investments (1.4%) (Cost $112,645,931)		112,646,220

Total Investments (100.8%) (Cost $8,235,946,905)		8,317,755,578
Other Assets Less Liabilities (-0.8%)		(64,376,219)

Net Assets (100%)		$8,253,379,359

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $42,296,502 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $3,836,556 or 0.0% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $2,019,375 or 0.0% of net assets.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $91,447,296. This was secured by cash collateral of $93,454,980 which was subsequently invested in joint repurchase agreements with a total value of $93,454,980, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,349,170	$—	$4,349,170
Corporate Bonds
Consumer Discretionary	—	173,118,266	—	173,118,266
Consumer Staples	—	198,954,254	—	198,954,254
Energy	—	260,895,510	—	260,895,510
Financials	—	1,145,713,542	—	1,145,713,542
Health Care	—	267,228,838	—	267,228,838
Industrials	—	147,860,906	—	147,860,906
Information Technology	—	275,565,352	—	275,565,352
Materials	—	77,381,089	—	77,381,089
Real Estate	—	99,917,461	—	99,917,461
Telecommunication Services	—	93,980,768	—	93,980,768
Utilities	—	132,262,363	—	132,262,363
Exchange Traded Funds	531,293,661	—	—	531,293,661
Foreign Government Securities	—	207,424,916	—	207,424,916
Municipal Bonds	—	8,924,284	—	8,924,284
Preferred Stocks
Financials	219,370	—	—	219,370
Short-Term Investments
Investment Companies	19,191,240	—	—	19,191,240
Repurchase Agreements	—	93,454,980	—	93,454,980
Supranational	—	251,866,451	—	251,866,451
U.S. Government Agency Securities	—	236,809,185	—	236,809,185
U.S. Treasury Obligations	—	4,091,343,972	—	4,091,343,972

Total Assets	$550,704,271	$7,767,051,307	$—	$8,317,755,578

Total Liabilities	$—	$—	$—	$—

Total	$550,704,271	$7,767,051,307	$—	$8,317,755,578

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$489,269,944
Long-term U.S. government debt securities	487,587,149

$976,857,093

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$532,597,240
Long-term U.S. government debt securities	506,496,315

$1,039,093,555

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,535,973
Aggregate gross unrealized depreciation	(32,501,767)

Net unrealized appreciation	$81,034,206

Federal income tax cost of investments	$8,236,721,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $8,142,491,925)	$8,224,300,598
Repurchase Agreements (Cost $93,454,980)	93,454,980
Cash	245,641
Foreign cash (Cost $487)	414
Dividends, interest and other receivables	49,443,058
Receivable for securities sold	10,100,781
Due from Custodian	2,492,274
Receivable from Separate Accounts for Trust shares sold	334,499
Security lending income receivable	32,543
Other assets	93,227

Total assets	8,380,498,015

LIABILITIES
Payable for return of collateral on securities loaned	93,454,980
Payable for securities purchased	27,438,624
Payable to Separate Accounts for Trust shares redeemed	2,399,722
Investment management fees payable	2,255,730
Administrative fees payable	673,296
Distribution fees payable – Class IB	409,972
Distribution fees payable – Class IA	15,166
Trustees’ fees payable	4,772
Other liabilities	87,085
Accrued expenses	379,309

Total liabilities	127,118,656

NET ASSETS	$8,253,379,359

Net assets were comprised of:
Paid in capital	$8,293,570,356
Accumulated undistributed net investment income (loss)	71,865,708
Accumulated undistributed net realized gain (loss) on investments	(193,865,305)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	81,808,600

Net assets	$8,253,379,359

Class IA
Net asset value, offering and redemption price per share, $73,540,020 / 7,363,345 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

Class IB
Net asset value, offering and redemption price per share, $1,984,279,567 / 198,346,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class K
Net asset value, offering and redemption price per share, $6,195,559,772 / 619,694,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

(x)	Includes value of securities on loan of $91,447,296.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$89,736,085
Dividends	2,919,689
Securities lending (net)	201,421

Total income	92,857,195

EXPENSES
Investment management fees	13,552,894
Administrative fees	4,047,898
Distribution fees – Class IB	2,481,479
Printing and mailing expenses	313,723
Professional fees	142,108
Distribution fees – Class IA	106,506
Trustees’ fees	98,309
Custodian fees	84,797
Miscellaneous	162,765

Total expenses	20,990,479

NET INVESTMENT INCOME (LOSS)	71,866,716

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	8,397,027
Change in unrealized appreciation (depreciation) on:
Investments	43,714,120
Foreign currency translations	32

Net change in unrealized appreciation (depreciation)	43,714,152

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,111,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,977,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$71,866,716	$140,007,076
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	8,397,027	8,757,276
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	43,714,152	(20,312,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,977,895	128,452,201

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,134,937)
Class IB	—	(30,678,931)
Class K	—	(108,382,807)

TOTAL DIVIDENDS	—	(140,196,675)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,126,929 and 548,100 shares, respectively ]	30,915,584	5,513,374
Capital shares issued in reinvestment of dividends [ 0 and 116,003 shares, respectively ]	—	1,134,937
Capital shares repurchased [ (3,344,544) and (1,249,398) shares, respectively ]	(33,175,632)	(12,604,708)

Total Class IA transactions	(2,260,048)	(5,956,397)

Class IB
Capital shares sold [ 5,606,163 and 21,497,839 shares, respectively ]	55,701,856	216,779,288
Capital shares issued in reinvestment of dividends [ 0 and 3,130,455 shares, respectively ]	—	30,678,931
Capital shares repurchased [ (11,059,915) and (33,780,393) shares, respectively ]	(109,997,857)	(341,448,845)

Total Class IB transactions	(54,296,001)	(93,990,626)

Class K
Capital shares sold [ 30,882,542 and 84,253,037 shares, respectively ]	305,950,513	847,992,384
Capital shares issued in reinvestment of dividends [ 0 and 11,081,165 shares, respectively ]	—	108,382,807
Capital shares repurchased [ (40,816,359) and (83,996,228) shares, respectively ]	(405,307,353)	(843,573,338)

Total Class K transactions	(99,356,840)	112,801,853

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(155,912,889)	12,854,830

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,934,994)	1,110,356
NET ASSETS:
Beginning of period	8,285,314,353	8,284,203,997

End of period (a)	$8,253,379,359	$8,285,314,353

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$71,865,708	$(1,008)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ah)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.85	$9.87	$9.97	$9.87	$10.15	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.15	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06	(0.02)	(0.10)	0.09	(0.29)	0.17

Total from investment operations	0.14	0.13	0.05	0.23	(0.16)	0.32

Less distributions:
Dividends from net investment income	—	(0.15)	(0.15)	(0.13)	(0.12)	(0.15)

Net asset value, end of period	$9.99	$9.85	$9.87	$9.97	$9.87	$10.15

Total return (b)	1.42%	1.35%	0.51%	2.36%	(1.59)%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,540	$74,665	$80,568	$88,462	$94,808	$116,262
Ratio of expenses to average net assets (a)(f)	0.70%	0.70%	0.71%	0.71%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.56%	1.50%	1.45%	1.35%	1.31%	1.48%
Portfolio turnover rate (z)^	12%	25%	23%	24%	33%	32%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.87	$9.88	$9.99	$9.88	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.15	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	(0.01)	(0.11)	0.10	(0.30)	0.17

Total from investment operations	0.13	0.14	0.04	0.24	(0.17)	0.32

Less distributions:
Dividends from net investment income	—	(0.15)	(0.15)	(0.13)	(0.12)	(0.15)

Net asset value, end of period	$10.00	$9.87	$9.88	$9.99	$9.88	$10.17

Total return (b)	1.32%	1.45%	0.41%	2.46%	(1.69)%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,984,280	$2,010,611	$2,104,528	$2,251,635	$2,402,741	$1,485,443
Ratio of expenses to average net assets (a)(f)	0.70%	0.70%	0.71%	0.71%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.56%	1.50%	1.46%	1.35%	1.30%	1.47%
Portfolio turnover rate (z)^	12%	25%	23%	24%	33%	32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ah)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.85	$9.86	$9.97	$9.87	$10.15	$9.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.17	0.16	0.16	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06	(0.01)	(0.10)	0.10	(0.30)	0.17

Total from investment operations	0.15	0.17	0.07	0.26	(0.14)	0.35

Less distributions:
Dividends from net investment income	—	(0.18)	(0.18)	(0.16)	(0.14)	(0.18)

Net asset value, end of period	$10.00	$9.85	$9.86	$9.97	$9.87	$10.15

Total return (b)	1.52%	1.71%	0.66%	2.62%	(1.34)%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,195,560	$6,200,038	$6,099,108	$6,223,006	$5,438,085	$4,958,865
Ratio of expenses to average net assets (a)(f)	0.45%	0.45%	0.46%	0.46%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.81%	1.75%	1.71%	1.60%	1.56%	1.72%
Portfolio turnover rate (z)^	12%	25%	23%	24%	33%	32%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ah)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Fixed Income Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the EQ/Core Bond Index Portfolio.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Exchange Traded Funds	$24,367,100	48.1%
Financials	4,735,514	9.4
Information Technology	3,924,154	7.7
Industrials	1,777,059	3.5
Materials	1,400,604	2.8
Investment Companies	1,345,279	2.7
Energy	1,053,717	2.1
Consumer Discretionary	926,727	1.8
Consumer Staples	790,895	1.6
Health Care	321,584	0.6
Telecommunication Services	173,337	0.3
Cash and Other	9,830,136	19.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,176.03	$6.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.00
Class K
Actual	1,000.00	1,177.50	5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.09	4.76

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (3.0%)
Banco Bradesco SA (ADR)*	35,261	$299,719
Cielo SA	63,254	471,603
Embraer SA	48,300	220,586
Itau Unibanco Holding SA (ADR)	29,906	330,461
Natura Cosmeticos SA	10,500	81,106
Petroleo Brasileiro SA (ADR)*	15,355	122,686

		1,526,161

China (6.9%)
Anhui Conch Cement Co. Ltd., Class H	104,000	361,655
BYD Co. Ltd., Class H	30,500	187,123
China BlueChemical Ltd., Class H	484,000	114,685
China Oilfield Services Ltd., Class H	216,000	173,188
China Petroleum & Chemical Corp., Class H	382,400	298,281
Dongfeng Motor Group Co. Ltd., Class H	148,000	174,966
Industrial & Commercial Bank of China Ltd., Class H*	345,000	232,874
Jiangxi Copper Co. Ltd., Class H	251,000	412,147
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*	83,000	321,584
TravelSky Technology Ltd., Class H	161,000	474,291
Weichai Power Co. Ltd., Class H	624,000	546,678
Zhejiang Expressway Co. Ltd., Class H	164,000	214,257

		3,511,729

Colombia (1.1%)
Bancolombia SA (ADR)	7,159	318,934
Ecopetrol SA	477,873	217,180

		536,114

Czech Republic (0.7%)
Komercni banka A/S	8,652	346,547

Hong Kong (0.8%)
Orient Overseas International Ltd.*	53,000	380,150

Hungary (0.5%)
MOL Hungarian Oil & Gas plc	3,088	242,382

India (2.1%)
HDFC Bank Ltd. (ADR)	6,650	578,350
ICICI Bank Ltd. (ADR)	53,945	483,888

		1,062,238

Indonesia (1.9%)
Bank Rakyat Indonesia Persero Tbk. PT	328,800	375,076
Indofood Sukses Makmur Tbk. PT	486,700	313,249
Media Nusantara Citra Tbk. PT*	2,037,200	281,021

		969,346

Malaysia (0.3%)
AMMB Holdings Bhd.	124,900	$141,990

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O	33,000	209,814

South Africa (1.5%)
FirstRand Ltd.	109,575	394,914
Investec Ltd.	52,494	387,209

		782,123

South Korea (4.4%)
CJ Corp.	2,508	415,388
Dongbu Insurance Co. Ltd.	3,731	221,743
Hyundai Mobis Co. Ltd.	1,298	283,617
KT Corp.	5,398	173,337
POSCO	1,298	325,592
Samsung Electronics Co. Ltd.	398	826,855

		2,246,532

Taiwan (5.0%)
Advanced Semiconductor Engineering, Inc.	442,024	567,424
Hon Hai Precision Industry Co. Ltd.	110,000	423,077
Micro-Star International Co. Ltd.*	181,000	420,667
Taiwan Semiconductor Manufacturing Co. Ltd.	108,000	740,237
Uni-President Enterprises Corp.	197,750	396,540

		2,547,945

Thailand (0.9%)
Kasikornbank PCL	41,300	242,548
PTT Global Chemical PCL	92,500	186,525

		429,073

Turkey (0.3%)
Akbank TAS	61,554	171,447

Total Common Stocks (29.8%) (Cost $14,378,542)		15,103,591

EXCHANGE TRADED FUNDS:
iShares Core MSCI Emerging Markets Fund	324,521	16,239,031
Vanguard FTSE Emerging Markets Fund	199,071	8,128,069

Total Exchange Traded Funds (48.1%) (Cost $24,042,918)		24,367,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,344,875	$1,345,279

Total Short-Term Investment (2.7%) (Cost $1,345,413)		1,345,279

Total Investments (80.6%) (Cost $39,766,873)		40,815,970
Other Assets Less Liabilities (19.4%)		9,830,136

Net Assets (100%)		$50,646,106

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Exchange Traded Funds	$24,367,100	48.1%
Financials	4,735,514	9.4
Information Technology	3,924,154	7.7
Industrials	1,777,059	3.5
Materials	1,400,604	2.8
Investment Companies	1,345,279	2.7
Energy	1,053,717	2.1
Consumer Discretionary	926,727	1.8
Consumer Staples	790,895	1.6
Health Care	321,584	0.6
Telecommunication Services	173,337	0.3
Cash and Other	9,830,136	19.4

		100.0%

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index	216	September-17	$10,794,417	$10,889,640	$95,223

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$926,727	$—	$926,727
Consumer Staples	81,106	709,789	—	790,895
Energy	339,867	713,850	—	1,053,717
Financials	2,221,164	2,514,350	—	4,735,514
Health Care	—	321,584	—	321,584
Industrials	220,587	1,556,472	—	1,777,059
Information Technology	471,603	3,452,551	—	3,924,154
Materials	—	1,400,604	—	1,400,604
Telecommunication Services	—	173,337	—	173,337
Exchange Traded Funds	24,367,100	—	—	24,367,100
Futures	95,223	—	—	95,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$1,345,279	$—	$—	$1,345,279

Total Assets	$29,141,929	$11,769,264	$—	$40,911,193

Total Liabilities	$—	$—	$—	$—

Total	$29,141,929	$11,769,264	$—	$40,911,193

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$95,223	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(392)	$(392)
Equity contracts	1,359,718	—	1,359,718

Total	$1,359,718	$(392)	$1,359,326

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$302,607

^ The Portfolio held forward foreign currency contracts for hedging, and held futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $25,000 for three months during the six months ended June 30, 2017 and futures contracts with an average notional balance of approximately $10,183,000 during the six months

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,240,198
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,564,968

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,407,773
Aggregate gross unrealized depreciation	(1,443,355)

Net unrealized appreciation	$964,418

Federal income tax cost of investments	$39,851,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $39,766,873)	$40,815,970
Cash	9,088,724
Cash held as collateral at broker	630,000
Receivable for securities sold	133,380
Dividends, interest and other receivables	66,102
Due from broker for futures variation margin	64,801
Receivable from Separate Accounts for Trust shares sold	21,785
Security lending income receivable	1,474
Other assets	540

Total assets	50,822,776

LIABILITIES
Foreign currency overdraft payable	715
Payable for securities purchased	77,547
Investment management fees payable	22,608
Administrative fees payable	5,135
Payable to Separate Accounts for Trust shares redeemed	3,540
Distribution fees payable – Class IB	3,056
Trustees’ fees payable	66
Accrued expenses	64,003

Total liabilities	176,670

NET ASSETS	$50,646,106

Net assets were comprised of:
Paid in capital	$49,665,614
Accumulated undistributed net investment income (loss)	160,299
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(324,126)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,144,319

Net assets	$50,646,106

Class IB
Net asset value, offering and redemption price per share, $15,133,693 / 1,607,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

Class K
Net asset value, offering and redemption price per share, $35,512,413 / 3,768,581 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,888 foreign withholding tax)	$387,011
Interest	18,409
Securities lending (net)	9,107

Total income	414,527

EXPENSES
Investment management fees	165,919
Custodian fees	42,191
Administrative fees	29,398
Professional fees	29,163
Distribution fees – Class IB	15,873
Printing and mailing expenses	1,783
Trustees’ fees	542
Miscellaneous	5,179

Gross expenses	290,048
Less: Waiver from investment manager	(48,889)

Net expenses	241,159

NET INVESTMENT INCOME (LOSS)	173,368

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	16,428
Futures	1,359,718
Foreign currency transactions	(1,691)

Net realized gain (loss)	1,374,455

Change in unrealized appreciation (depreciation) on:
Investments	5,652,159
Futures	302,607
Foreign currency translations	(13)

Net change in unrealized appreciation (depreciation)	5,954,753

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,329,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,502,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$173,368	$336,445
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	1,374,455	474,038
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	5,954,753	3,070,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,502,576	3,880,879

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(66,398)
Class K	—	(280,671)

	—	(347,069)

Return of capital
Class IB	—	(10,987)
Class K	—	(46,446)

	—	(57,433)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(404,502)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 686,346 and 744,668 shares, respectively ]	6,155,539	5,859,436
Capital shares issued in reinvestment of dividends [ 0 and 9,713 shares, respectively ]	—	77,385
Capital shares repurchased [ (319,058) and (396,807) shares, respectively ]	(2,862,053)	(3,107,679)

Total Class IB transactions	3,293,486	2,829,142

Class K
Capital shares sold [ 327,391 and 727,380 shares, respectively ]	2,919,045	5,408,202
Capital shares issued in reinvestment of dividends [ 0 and 41,078 shares, respectively ]	—	327,117
Capital shares repurchased [ (491,449) and (917,889) shares, respectively ]	(4,475,688)	(7,150,108)

Total Class K transactions	(1,556,643)	(1,414,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,736,843	1,414,353

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,239,419	4,890,730
NET ASSETS:
Beginning of period	41,406,687	36,515,957

End of period (a)	$50,646,106	$41,406,687

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$160,299	$(13,069)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
		2016	2015	2014
Net asset value, beginning of period	$8.01	$7.36	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.05	0.04	0.06	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.38	0.66	(1.68)	(0.36)	(0.55)

Total from investment operations	1.41	0.71	(1.64)	(0.30)	(0.51)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gains	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	(0.01)

Total dividends and distributions	—	(0.06)	(0.05)	(0.08)	(0.06)

Net asset value, end of period	$9.42	$8.01	$7.36	$9.05	$9.43

Total return (b)	17.60%	9.70%	(18.09)%	(3.20)%	(5.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,134	$9,929	$6,493	$11,062	$7,654
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.23%	1.25%	1.25%	1.25%
Before waivers (a)(f)	1.40%	1.47%	1.45%	1.52%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.65%	0.68%	0.43%	0.60%	0.48	%(l)
Before waivers (a)(f)	0.45%	0.45%	0.23%	0.33%	(0.38	)%(l)
Portfolio turnover rate (z)^	31%	16%	25%	4%	9%

Class K	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
		2016	2015	2014
Net asset value, beginning of period	$8.00	$7.35	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.07	0.10	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.39	0.66	(1.70)	(0.38)	(0.56)

Total from investment operations	1.42	0.73	(1.63)	(0.28)	(0.50)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.07)	(0.07)	(0.06)
Distributions from net realized gains	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	(0.01)

Total dividends and distributions	—	(0.08)	(0.07)	(0.10)	(0.07)

Net asset value, end of period	$9.42	$8.00	$7.35	$9.05	$9.43

Total return (b)	17.75%	9.99%	(17.99)%	(2.95)%	(4.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,512	$31,477	$30,023	$35,592	$14,944
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.98%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.16%	1.22%	1.21%	1.25%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.76%	0.87%	0.84%	0.99%	0.74	%(l)
Before waivers (a)(f)	0.55%	0.64%	0.63%	0.74%	(0.12	)%(l)
Portfolio turnover rate (z)^	31%	16%	25%	4%	9%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	21.9%
Financials	14.5
Health Care	14.4
Consumer Discretionary	12.2
Industrials	10.2
Consumer Staples	9.0
Energy	5.9
Utilities	3.1
Real Estate	2.8
Materials	2.8
Telecommunication Services	2.1
Investment Companies	1.2
Repurchase Agreements	0.5
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,089.79	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.80	3.03
Class IB
Actual	1,000.00	1,089.71	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.80	3.03
Class K
Actual	1,000.00	1,091.23	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.04	1.78

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.2%)
BorgWarner, Inc.	49,270	$2,087,077
Delphi Automotive plc	66,736	5,849,411
Goodyear Tire & Rubber Co. (The)	64,200	2,244,432

		10,180,920

Automobiles (0.5%)
Ford Motor Co.	954,798	10,684,190
General Motors Co.	347,694	12,144,951
Harley-Davidson, Inc. (x)	43,750	2,363,375

		25,192,516

Distributors (0.1%)
Genuine Parts Co.	36,410	3,377,391
LKQ Corp.*	75,087	2,474,117

		5,851,508

Diversified Consumer Services (0.0%)
H&R Block, Inc.	53,600	1,656,776

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	105,900	6,943,863
Chipotle Mexican Grill, Inc.*	7,201	2,996,336
Darden Restaurants, Inc.	30,850	2,790,074
Hilton Worldwide Holdings, Inc.	51,115	3,161,463
Marriott International, Inc., Class A	78,217	7,845,947
McDonald’s Corp.	208,850	31,987,466
Royal Caribbean Cruises Ltd.	41,073	4,486,404
Starbucks Corp.	358,800	20,921,628
Wyndham Worldwide Corp.	26,895	2,700,527
Wynn Resorts Ltd.	19,429	2,605,817
Yum Brands, Inc.	85,230	6,286,565

		92,726,090

Household Durables (0.5%)
DR Horton, Inc.	82,800	2,862,396
Garmin Ltd.	28,160	1,437,005
Leggett & Platt, Inc.	32,700	1,717,731
Lennar Corp., Class A	45,950	2,450,054
Mohawk Industries, Inc.*	15,400	3,722,026
Newell Brands, Inc.	117,980	6,326,087
PulteGroup, Inc.	75,607	1,854,640
Whirlpool Corp.	18,516	3,548,036

		23,917,975

Internet & Direct Marketing Retail (2.6%)
Amazon.com, Inc.*	96,319	93,236,792
Expedia, Inc.	29,439	4,384,939
Netflix, Inc.*	104,920	15,676,097
Priceline Group, Inc. (The)*	12,156	22,738,041
TripAdvisor, Inc.*	27,909	1,066,124

		137,101,993

Leisure Products (0.1%)
Hasbro, Inc.	27,608	3,078,568
Mattel, Inc.	83,300	1,793,449

		4,872,017

Media (3.0%)
CBS Corp. (Non-Voting), Class B	99,500	$6,346,110
Charter Communications, Inc., Class A*	53,101	17,887,072
Comcast Corp., Class A	1,175,654	45,756,454
Discovery Communications, Inc., Class A (x)*	36,866	952,249
Discovery Communications, Inc., Class C*	54,766	1,380,651
DISH Network Corp., Class A*	51,609	3,238,981
Interpublic Group of Cos., Inc. (The)	98,026	2,411,439
News Corp., Class A	93,050	1,274,785
News Corp., Class B	29,211	413,336
Omnicom Group, Inc.	57,850	4,795,765
Scripps Networks Interactive, Inc., Class A	23,261	1,588,959
Time Warner, Inc.	190,300	19,108,023
Twenty-First Century Fox, Inc., Class A	260,335	7,377,894
Twenty-First Century Fox, Inc., Class B	119,145	3,320,571
Viacom, Inc., Class B	84,900	2,850,093
Walt Disney Co. (The)	361,802	38,441,462

		157,143,844

Multiline Retail (0.4%)
Dollar General Corp.	63,450	4,574,111
Dollar Tree, Inc.*	57,695	4,034,035
Kohl’s Corp. (x)	43,920	1,698,386
Macy’s, Inc.	75,422	1,752,807
Nordstrom, Inc. (x)	28,370	1,356,937
Target Corp.	140,670	7,355,634

		20,771,910

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	18,087	2,108,763
AutoNation, Inc. (x)*	16,219	683,793
AutoZone, Inc.*	7,230	4,124,426
Bed Bath & Beyond, Inc.	37,700	1,146,080
Best Buy Co., Inc.	67,475	3,868,342
CarMax, Inc. (x)*	46,856	2,954,740
Foot Locker, Inc.	33,118	1,632,055
Gap, Inc. (The) (x)	53,555	1,177,675
Home Depot, Inc. (The)	302,368	46,383,251
L Brands, Inc.	58,717	3,164,259
Lowe’s Cos., Inc.	214,030	16,593,746
O’Reilly Automotive, Inc.*	23,234	5,082,205
Ross Stores, Inc.	97,040	5,602,119
Signet Jewelers Ltd. (x)	17,038	1,077,483
Staples, Inc.	159,045	1,601,583
Tiffany & Co.	26,260	2,465,026
TJX Cos., Inc. (The)	160,700	11,597,719
Tractor Supply Co.	32,715	1,773,480
Ulta Beauty, Inc.*	14,391	4,135,110

		117,171,855

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	68,200	3,228,588
Hanesbrands, Inc. (x)	92,403	2,140,054
Michael Kors Holdings Ltd.*	41,268	1,495,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

NIKE, Inc., Class B	329,900	$19,464,100
PVH Corp.	19,656	2,250,612
Ralph Lauren Corp. (x)	13,800	1,018,440
Under Armour, Inc., Class A (x)*	44,816	975,196
Under Armour, Inc., Class C (x)*	45,027	907,744
VF Corp.	81,150	4,674,240

		36,154,939

Total Consumer Discretionary		632,742,343

Consumer Staples (9.0%)
Beverages (2.1%)
Brown-Forman Corp., Class B	44,550	2,165,130
Coca-Cola Co. (The)	950,416	42,626,158
Constellation Brands, Inc., Class A	43,350	8,398,195
Dr Pepper Snapple Group, Inc.	45,375	4,134,116
Molson Coors Brewing Co., Class B	45,050	3,889,617
Monster Beverage Corp.*	99,170	4,926,766
PepsiCo, Inc.	352,103	40,664,375

		106,804,357

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	107,250	17,152,492
CVS Health Corp.	260,845	20,987,589
Kroger Co. (The)	232,100	5,412,572
Sysco Corp.	124,900	6,286,217
Walgreens Boots Alliance, Inc.	209,150	16,378,537
Wal-Mart Stores, Inc.	370,818	28,063,506
Whole Foods Market, Inc.	77,950	3,282,474

		97,563,387

Food Products (1.4%)
Archer-Daniels-Midland Co.	142,266	5,886,967
Campbell Soup Co.	47,500	2,477,125
Conagra Brands, Inc.	101,950	3,645,732
General Mills, Inc.	146,000	8,088,400
Hershey Co. (The)	34,300	3,682,791
Hormel Foods Corp. (x)	66,116	2,255,217
JM Smucker Co. (The)	28,447	3,366,134
Kellogg Co.	61,700	4,285,682
Kraft Heinz Co. (The)	145,727	12,480,060
McCormick & Co., Inc. (Non-Voting)	28,150	2,744,906
Mondelez International, Inc., Class A	380,531	16,435,134
Tyson Foods, Inc., Class A	72,750	4,556,333

		69,904,481

Household Products (1.7%)
Church & Dwight Co., Inc.	62,998	3,268,336
Clorox Co. (The)	31,650	4,217,046
Colgate-Palmolive Co.	218,150	16,171,460
Kimberly-Clark Corp.	87,994	11,360,905
Procter & Gamble Co. (The)	635,991	55,426,616

		90,444,363

Personal Products (0.1%)
Coty, Inc., Class A	115,422	$2,165,317
Estee Lauder Cos., Inc. (The), Class A	54,050	5,187,719

		7,353,036

Tobacco (1.8%)
Altria Group, Inc.	478,000	35,596,660
Philip Morris International, Inc.	379,550	44,578,147
Reynolds American, Inc.	202,524	13,172,161

		93,346,968

Total Consumer Staples		465,416,592

Energy (5.9%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	104,657	5,704,853
Halliburton Co.	210,650	8,996,862
Helmerich & Payne, Inc. (x)	26,469	1,438,326
National Oilwell Varco, Inc.	92,397	3,043,557
Schlumberger Ltd.	340,234	22,401,007
TechnipFMC plc*	116,491	3,168,555
Transocean Ltd. (x)*	94,702	779,397

		45,532,557

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	133,494	6,052,618
Apache Corp.	92,780	4,446,945
Cabot Oil & Gas Corp.	113,736	2,852,499
Chesapeake Energy Corp. (x)*	182,300	906,031
Chevron Corp.	461,584	48,157,059
Cimarex Energy Co.	23,252	2,185,921
Concho Resources, Inc.*	34,778	4,226,570
ConocoPhillips	302,984	13,319,177
Devon Energy Corp.	128,100	4,095,357
EOG Resources, Inc.	134,700	12,193,044
EQT Corp.	42,217	2,473,494
Exxon Mobil Corp.#	1,057,033	85,334,274
Hess Corp.	65,850	2,888,839
Kinder Morgan, Inc.	469,716	8,999,759
Marathon Oil Corp.	207,214	2,455,486
Marathon Petroleum Corp.	129,314	6,767,002
Murphy Oil Corp. (x)	39,550	1,013,666
Newfield Exploration Co.*	48,500	1,380,310
Noble Energy, Inc.	105,106	2,974,500
Occidental Petroleum Corp.	186,850	11,186,709
ONEOK, Inc. (x)	94,841	4,946,907
Phillips 66	108,742	8,991,876
Pioneer Natural Resources Co.	41,529	6,627,198
Range Resources Corp.	45,919	1,063,943
Tesoro Corp.	29,104	2,724,134
Valero Energy Corp.	112,885	7,615,222
Williams Cos., Inc. (The)	167,050	5,058,274

		260,936,814

Total Energy		306,469,371

Financials (14.5%)
Banks (6.5%)
Bank of America Corp.	2,496,821	60,572,878
BB&T Corp.	199,200	9,045,672
Citigroup, Inc.	710,800	47,538,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Citizens Financial Group, Inc.	127,021	$4,532,109
Comerica, Inc.	42,550	3,116,362
Fifth Third Bancorp	187,417	4,865,345
Huntington Bancshares, Inc.	265,588	3,590,750
JPMorgan Chase & Co.	883,791	80,778,498
KeyCorp	264,700	4,960,478
M&T Bank Corp.	38,400	6,218,880
People’s United Financial, Inc.	76,043	1,342,919
PNC Financial Services Group, Inc. (The)	120,279	15,019,239
Regions Financial Corp.	307,052	4,495,241
SunTrust Banks, Inc.	122,600	6,953,872
US Bancorp	393,645	20,438,048
Wells Fargo & Co.	1,111,003	61,560,676
Zions Bancorp.	50,150	2,202,087

		337,231,358

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	13,211	2,191,176
Ameriprise Financial, Inc.	39,507	5,028,846
Bank of New York Mellon Corp. (The)	261,219	13,327,393
BlackRock, Inc.	29,914	12,635,973
CBOE Holdings, Inc.	22,662	2,071,307
Charles Schwab Corp. (The)	294,555	12,654,083
CME Group, Inc.	82,915	10,384,274
E*TRADE Financial Corp.*	66,940	2,545,728
Franklin Resources, Inc.	85,901	3,847,506
Goldman Sachs Group, Inc. (The)	92,292	20,479,595
Intercontinental Exchange, Inc.	145,680	9,603,226
Invesco Ltd.	100,201	3,526,073
Moody’s Corp.	40,976	4,985,960
Morgan Stanley	360,113	16,046,635
Nasdaq, Inc.	27,873	1,992,641
Northern Trust Corp.	52,100	5,064,641
Raymond James Financial, Inc.	31,814	2,552,119
S&P Global, Inc.	64,650	9,438,253
State Street Corp.	89,720	8,050,576
T. Rowe Price Group, Inc.	60,786	4,510,929

		150,936,934

Consumer Finance (0.8%)
American Express Co.	189,810	15,989,595
Capital One Financial Corp.	123,794	10,227,860
Discover Financial Services	98,721	6,139,459
Navient Corp.	77,542	1,291,074
Synchrony Financial	193,762	5,777,983

		39,425,971

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	464,574	78,684,898
Leucadia National Corp.	79,342	2,075,587

		80,760,485

Insurance (2.8%)
Aflac, Inc.	100,200	7,783,536
Allstate Corp. (The)	90,876	8,037,073
American International Group, Inc.	248,848	15,557,977
Aon plc	64,975	8,638,426

Arthur J Gallagher & Co	43,216	$2,474,116
Assurant, Inc.	13,930	1,444,402
Chubb Ltd.	113,850	16,551,513
Cincinnati Financial Corp.	36,613	2,652,612
Everest Re Group Ltd.	10,245	2,608,275
Hartford Financial Services Group, Inc. (The)	94,350	4,959,979
Lincoln National Corp.	56,978	3,850,573
Loews Corp.	67,597	3,164,216
Marsh & McLennan Cos., Inc.	126,750	9,881,430
MetLife, Inc.	268,799	14,767,817
Principal Financial Group, Inc.	65,400	4,190,178
Progressive Corp. (The)	142,300	6,274,007
Prudential Financial, Inc.	106,900	11,560,166
Torchmark Corp.	27,262	2,085,543
Travelers Cos., Inc. (The)	70,574	8,929,728
Unum Group	57,320	2,672,832
Willis Towers Watson plc	31,801	4,625,773
XL Group Ltd.	67,250	2,945,550

		145,655,722

Total Financials		754,010,470

Health Care (14.4%)
Biotechnology (3.0%)
AbbVie, Inc.	398,427	28,889,942
Alexion Pharmaceuticals, Inc.*	54,900	6,679,683
Amgen, Inc.	183,130	31,540,480
Biogen, Inc.*	53,639	14,555,479
Celgene Corp.*	189,700	24,636,339
Gilead Sciences, Inc.	322,858	22,851,889
Incyte Corp.*	43,506	5,477,840
Regeneron Pharmaceuticals, Inc.*	18,534	9,102,789
Vertex Pharmaceuticals, Inc.*	60,633	7,813,775

		151,548,216

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	420,320	20,431,755
Align Technology, Inc.*	18,837	2,827,810
Baxter International, Inc.	119,750	7,249,665
Becton Dickinson and Co.	52,129	10,170,889
Boston Scientific Corp.*	332,856	9,226,768
Cooper Cos., Inc. (The)	11,928	2,855,802
CR Bard, Inc.	18,000	5,689,980
Danaher Corp.	148,650	12,544,573
DENTSPLY SIRONA, Inc.	56,978	3,694,454
Edwards Lifesciences Corp.*	52,058	6,155,338
Hologic, Inc.*	67,839	3,078,534
IDEXX Laboratories, Inc.*	22,254	3,592,241
Intuitive Surgical, Inc.*	9,463	8,851,406
Medtronic plc	338,102	30,006,553
Stryker Corp.	76,000	10,547,280
Varian Medical Systems, Inc.*	22,888	2,361,813
Zimmer Biomet Holdings, Inc.	48,950	6,285,180

		145,570,041

Health Care Providers & Services (2.8%)
Aetna, Inc.	85,878	13,038,857
AmerisourceBergen Corp.	40,950	3,871,003
Anthem, Inc.	64,450	12,124,978
Cardinal Health, Inc.	77,925	6,071,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Centene Corp.*	41,687	$3,329,958
Cigna Corp.	62,750	10,503,723
DaVita, Inc.*	40,438	2,618,765
Envision Healthcare Corp.*	28,731	1,800,572
Express Scripts Holding Co.*	154,155	9,841,255
HCA Healthcare, Inc.*	72,280	6,302,816
Henry Schein, Inc.*	20,066	3,672,479
Humana, Inc.	36,500	8,782,630
Laboratory Corp. of America Holdings*	25,050	3,861,207
McKesson Corp.	55,231	9,087,709
Patterson Cos., Inc. (x)	20,300	953,085
Quest Diagnostics, Inc.	34,050	3,784,998
UnitedHealth Group, Inc.	233,000	43,202,860
Universal Health Services, Inc., Class B	22,050	2,691,864

		145,540,675

Health Care Technology (0.1%)
Cerner Corp.*	73,442	4,881,690

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	79,573	4,719,475
Illumina, Inc.*	35,928	6,234,226
Mettler-Toledo International, Inc.*	6,474	3,810,208
PerkinElmer, Inc.	26,750	1,822,745
Thermo Fisher Scientific, Inc.	96,500	16,836,355
Waters Corp.*	19,700	3,621,648

		37,044,657

Pharmaceuticals (5.0%)
Allergan plc	84,045	20,430,499
Bristol-Myers Squibb Co.	408,823	22,779,618
Eli Lilly & Co.	237,660	19,559,418
Johnson & Johnson	669,460	88,562,863
Mallinckrodt plc*	26,276	1,177,428
Merck & Co., Inc.	676,517	43,357,974
Mylan NV*	112,550	4,369,191
Perrigo Co. plc	35,039	2,646,145
Pfizer, Inc.	1,484,090	49,850,583
Zoetis, Inc.	121,124	7,555,715

		260,289,434

Total Health Care		744,874,713

Industrials (10.2%)
Aerospace & Defense (2.3%)
Arconic, Inc.	107,232	2,428,805
Boeing Co. (The)	141,924	28,065,471
General Dynamics Corp.	70,200	13,906,620
L3 Technologies, Inc.	18,950	3,166,166
Lockheed Martin Corp.	61,808	17,158,519
Northrop Grumman Corp.	43,720	11,223,361
Raytheon Co.	72,200	11,658,856
Rockwell Collins, Inc.	31,750	3,336,290
Textron, Inc.	65,900	3,103,890
TransDigm Group, Inc.	12,251	3,293,926
United Technologies Corp.	190,450	23,255,850

		120,597,754

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	34,902	$2,397,069
Expeditors International of Washington, Inc.	44,248	2,499,127
FedEx Corp.	59,760	12,987,641
United Parcel Service, Inc., Class B	169,100	18,700,769

		36,584,606

Airlines (0.7%)
Alaska Air Group, Inc.	30,144	2,705,725
American Airlines Group, Inc.	129,563	6,519,610
Delta Air Lines, Inc.	183,173	9,843,717
Southwest Airlines Co.	151,718	9,427,757
United Continental Holdings, Inc.*	71,724	5,397,231

		33,894,040

Building Products (0.3%)
Allegion plc	23,438	1,901,291
Fortune Brands Home & Security, Inc.	37,646	2,456,025
Johnson Controls International plc	230,867	10,010,393
Masco Corp.	80,700	3,083,547

		17,451,256

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,900	2,634,236
Republic Services, Inc.	57,051	3,635,860
Stericycle, Inc.*	20,815	1,588,601
Waste Management, Inc.	99,556	7,302,433

		15,161,130

Construction & Engineering (0.1%)
Fluor Corp.	34,050	1,558,809
Jacobs Engineering Group, Inc.	29,714	1,616,144
Quanta Services, Inc.*	36,900	1,214,748

		4,389,701

Electrical Equipment (0.6%)
Acuity Brands, Inc. (x)	10,778	2,190,952
AMETEK, Inc.	56,848	3,443,283
Eaton Corp. plc	111,225	8,656,642
Emerson Electric Co.	157,400	9,384,188
Rockwell Automation, Inc.	31,700	5,134,132

		28,809,197

Industrial Conglomerates (2.3%)
3M Co.	147,950	30,801,710
General Electric Co.	2,192,615	59,222,531
Honeywell International, Inc.	186,162	24,813,533
Roper Technologies, Inc.	24,805	5,743,102

		120,580,876

Machinery (1.5%)
Caterpillar, Inc.	142,900	15,356,034
Cummins, Inc.	37,950	6,156,249
Deere & Co.	70,800	8,750,172
Dover Corp.	38,000	3,048,360
Flowserve Corp.	31,841	1,478,378
Fortive Corp.	73,525	4,657,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Illinois Tool Works, Inc.	78,195	$11,201,434
Ingersoll-Rand plc	63,115	5,768,080
PACCAR, Inc.	85,700	5,659,628
Parker-Hannifin Corp.	32,800	5,242,096
Pentair plc	40,758	2,712,037
Snap-on, Inc.	14,200	2,243,600
Stanley Black & Decker, Inc.	36,846	5,185,337
Xylem, Inc.	43,800	2,427,834

		79,887,048

Professional Services (0.3%)
Equifax, Inc.	29,250	4,019,535
IHS Markit Ltd.*	79,026	3,480,305
Nielsen Holdings plc	82,121	3,174,798
Robert Half International, Inc.	31,800	1,524,174
Verisk Analytics, Inc.*	38,429	3,242,255

		15,441,067

Road & Rail (0.9%)
CSX Corp.	231,400	12,625,184
JB Hunt Transport Services, Inc.	21,540	1,968,325
Kansas City Southern	26,390	2,761,714
Norfolk Southern Corp.	71,800	8,738,060
Union Pacific Corp.	203,800	22,195,858

		48,289,141

Trading Companies & Distributors (0.2%)
Fastenal Co.	70,616	3,073,914
United Rentals, Inc.*	21,050	2,372,546
WW Grainger, Inc.	13,650	2,464,234

		7,910,694

Total Industrials		528,996,510

Information Technology (21.9%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,230,650	38,519,345
F5 Networks, Inc.*	16,250	2,064,725
Harris Corp.	30,434	3,319,741
Juniper Networks, Inc.	93,690	2,612,077
Motorola Solutions, Inc.	40,824	3,541,074

		50,056,962

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	75,532	5,575,772
Corning, Inc.	232,742	6,993,897
FLIR Systems, Inc.	33,507	1,161,353
TE Connectivity Ltd.	87,020	6,846,734

		20,577,756

Internet Software & Services (4.5%)
Akamai Technologies, Inc.*	42,748	2,129,278
Alphabet, Inc., Class A*	72,199	67,121,966
Alphabet, Inc., Class C*	72,343	65,740,254
eBay, Inc.*	256,900	8,970,948
Facebook, Inc., Class A*	568,352	85,809,785
VeriSign, Inc. (x)*	22,750	2,114,840

		231,887,071

IT Services (3.8%)
Accenture plc, Class A	152,300	18,836,464
Alliance Data Systems Corp.	14,300	3,670,667

Automatic Data Processing, Inc.	111,660	$11,440,684
Cognizant Technology Solutions Corp., Class A	148,450	9,857,080
CSRA, Inc.	35,600	1,130,300
DXC Technology Co.	70,491	5,408,069
Fidelity National Information Services, Inc.	80,149	6,844,725
Fiserv, Inc.*	53,800	6,581,892
Gartner, Inc.*	22,357	2,761,313
Global Payments, Inc.	37,519	3,388,716
International Business Machines Corp.	212,817	32,737,639
Mastercard, Inc., Class A	234,600	28,492,170
Paychex, Inc.	78,485	4,468,936
PayPal Holdings, Inc.*	274,600	14,737,782
Total System Services, Inc.	40,385	2,352,426
Visa, Inc., Class A	461,572	43,286,222
Western Union Co. (The)	119,279	2,272,265

		198,267,350

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc. (x)*	191,912	2,395,062
Analog Devices, Inc.	88,812	6,909,574
Applied Materials, Inc.	264,400	10,922,364
Broadcom Ltd.	96,779	22,554,346
Intel Corp.	1,157,530	39,055,062
KLA-Tencor Corp.	38,200	3,495,682
Lam Research Corp.	39,238	5,549,430
Microchip Technology, Inc. (x)	52,686	4,066,305
Micron Technology, Inc.*	254,000	7,584,440
NVIDIA Corp.	130,850	18,915,676
Qorvo, Inc.*	31,225	1,977,167
QUALCOMM, Inc.	360,510	19,907,362
Skyworks Solutions, Inc.	45,847	4,399,020
Texas Instruments, Inc.	245,431	18,881,007
Xilinx, Inc.	61,950	3,984,624

		170,597,121

Software (4.8%)
Activision Blizzard, Inc.	166,868	9,606,591
Adobe Systems, Inc.*	121,930	17,245,779
ANSYS, Inc.*	21,328	2,595,191
Autodesk, Inc.*	47,780	4,817,180
CA, Inc.	76,845	2,648,847
Citrix Systems, Inc.*	38,100	3,031,998
Electronic Arts, Inc.*	73,530	7,773,592
Intuit, Inc.	60,000	7,968,600
Microsoft Corp.	1,906,623	131,423,523
Oracle Corp.	736,317	36,918,934
Red Hat, Inc.*	44,330	4,244,597
salesforce.com, Inc.*	157,572	13,645,735
Symantec Corp.	150,600	4,254,450
Synopsys, Inc.*	37,520	2,736,334

		248,911,351

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,305,216	187,977,208
Hewlett Packard Enterprise Co.	406,519	6,744,150
HP, Inc.	418,519	7,315,712
NetApp, Inc.	68,180	2,730,609
Seagate Technology plc	72,990	2,828,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Western Digital Corp.	69,542	$6,161,421
Xerox Corp.	52,054	1,495,512

		215,252,975

Total Information Technology		1,135,550,586

Materials (2.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	53,050	7,589,333
Albemarle Corp.	27,484	2,900,661
CF Industries Holdings, Inc. (x)	56,975	1,593,021
Dow Chemical Co. (The)	275,651	17,385,309
Eastman Chemical Co.	36,150	3,036,238
Ecolab, Inc.	64,241	8,527,993
EI du Pont de Nemours & Co.	213,900	17,263,869
FMC Corp.	32,660	2,385,813
International Flavors & Fragrances, Inc.	19,450	2,625,750
LyondellBasell Industries NV, Class A	83,427	7,040,405
Monsanto Co.	107,098	12,676,119
Mosaic Co. (The)	85,610	1,954,476
PPG Industries, Inc.	65,200	7,169,392
Praxair, Inc.	69,750	9,245,363
Sherwin-Williams Co. (The)	19,700	6,913,912

		108,307,654

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	15,523	3,455,109
Vulcan Materials Co.	32,550	4,123,434

		7,578,543

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,700	1,917,629
Ball Corp.	85,200	3,596,292
International Paper Co.	100,535	5,691,286
Sealed Air Corp.	48,034	2,150,002
WestRock Co.	61,456	3,482,097

		16,837,306

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	298,988	3,590,846
Newmont Mining Corp.	129,750	4,202,603
Nucor Corp.	77,900	4,508,073

		12,301,522

Total Materials		145,025,025

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	22,110	2,663,592
American Tower Corp. (REIT)	104,142	13,780,069
Apartment Investment & Management Co. (REIT), Class A	38,233	1,642,872
AvalonBay Communities, Inc. (REIT)	33,614	6,459,602
Boston Properties, Inc. (REIT)	37,630	4,629,243
Crown Castle International Corp. (REIT)	88,260	8,841,887

Digital Realty Trust, Inc. (REIT)	38,845	$4,387,543
Equinix, Inc. (REIT)	17,395	7,465,238
Equity Residential (REIT)	89,380	5,883,885
Essex Property Trust, Inc. (REIT)	16,057	4,130,984
Extra Space Storage, Inc. (REIT)	30,793	2,401,854
Federal Realty Investment Trust (REIT)	17,331	2,190,465
GGP, Inc. (REIT)	142,854	3,365,640
HCP, Inc. (REIT)	114,358	3,654,882
Host Hotels & Resorts, Inc. (REIT)	181,589	3,317,631
Iron Mountain, Inc. (REIT)	59,884	2,057,614
Kimco Realty Corp. (REIT)	102,730	1,885,095
Macerich Co. (The) (REIT)	29,540	1,715,092
Mid-America Apartment Communities, Inc. (REIT)	27,792	2,928,721
Prologis, Inc. (REIT)	128,922	7,559,986
Public Storage (REIT)	36,510	7,613,430
Realty Income Corp. (REIT)	63,231	3,489,087
Regency Centers Corp. (REIT)	36,250	2,270,700
Simon Property Group, Inc. (REIT)	76,925	12,443,388
SL Green Realty Corp. (REIT)	24,540	2,596,332
UDR, Inc. (REIT)	65,274	2,543,728
Ventas, Inc. (REIT)	85,966	5,972,918
Vornado Realty Trust (REIT)	42,005	3,944,270
Welltower, Inc. (REIT)	87,533	6,551,845
Weyerhaeuser Co. (REIT)	183,141	6,135,224

		144,522,817

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	73,030	2,658,292

Total Real Estate		147,181,109

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	1,505,217	56,791,837
CenturyLink, Inc. (x)	133,490	3,187,741
Level 3 Communications, Inc.*	71,209	4,222,694
Verizon Communications, Inc.	997,336	44,541,026

Total Telecommunication Services		108,743,298

Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	55,592	2,233,131
American Electric Power Co., Inc.	120,280	8,355,852
Duke Energy Corp.	168,500	14,084,915
Edison International	79,650	6,227,833
Entergy Corp.	43,800	3,362,526
Eversource Energy	77,594	4,710,732
Exelon Corp.	225,720	8,141,720
FirstEnergy Corp.	104,032	3,033,573
NextEra Energy, Inc.	114,250	16,009,852
PG&E Corp.	121,950	8,093,822
Pinnacle West Capital Corp.	27,150	2,312,094
PPL Corp.	165,838	6,411,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Southern Co. (The)	239,450	$11,464,866
Xcel Energy, Inc.	124,195	5,698,067

		100,140,280

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	161,250	1,791,487
NRG Energy, Inc.	77,068	1,327,111

		3,118,598

Multi-Utilities (1.0%)
Ameren Corp.	59,300	3,241,931
CenterPoint Energy, Inc.	105,300	2,883,114
CMS Energy Corp.	68,200	3,154,250
Consolidated Edison, Inc.	74,450	6,017,049
Dominion Energy, Inc.	153,046	11,727,915
DTE Energy Co.	43,950	4,649,470
NiSource, Inc.	78,759	1,997,328
Public Service Enterprise Group, Inc.	123,750	5,322,488
SCANA Corp.	34,961	2,342,737
Sempra Energy	61,122	6,891,506
WEC Energy Group, Inc.	77,182	4,737,431

		52,965,219

Water Utilities (0.1%)
American Water Works Co., Inc.	43,531	3,393,241

Total Utilities		159,617,338

Total Common Stocks (98.9%) (Cost $2,548,617,357)		5,128,627,355

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	58,603,860	58,621,441

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $3,800,358, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $3,876,001. (xx)	$3,800,000	3,800,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $600,073, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $667,094. (xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,900,190, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,938,004. (xx)	1,900,000	1,900,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,667,113, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,720,194. (xx)	2,666,857	2,666,857
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $1,020,005. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,700,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,735,132. (xx)	$1,700,000	$1,700,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,100,246, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	1,100,000	1,100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,400,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,428,932. (xx)	1,400,000	1,400,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $4,000,370, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $4,080,004. (xx)	4,000,000	4,000,000

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $510,014. (xx)	$500,000	$500,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $2,040,004. (xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		27,666,857

Total Short-Term Investments (1.7%) (Cost $86,281,535)		86,288,298

Total Investments (100.6%) (Cost $2,634,898,892)		5,214,915,653
Other Assets Less Liabilities (-0.6%)		(31,881,293)

Net Assets (100%)		$5,183,034,360

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,289,210.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $27,175,197. This was secured by cash collateral of $27,666,857 which was subsequently invested in joint repurchase agreements with a total value of $27,666,857, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $64,635 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	398	September-17	$48,327,550	$48,175,910	$(151,640)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$632,742,343	$—	$—	$632,742,343
Consumer Staples	465,416,592	—	—	465,416,592
Energy	306,469,371	—	—	306,469,371
Financials	754,010,470	—	—	754,010,470
Health Care	744,874,713	—	—	744,874,713
Industrials	528,996,510	—	—	528,996,510
Information Technology	1,135,550,586	—	—	1,135,550,586
Materials	145,025,025	—	—	145,025,025
Real Estate	147,181,109	—	—	147,181,109
Telecommunication Services	108,743,298	—	—	108,743,298
Utilities	159,617,338	—	—	159,617,338
Short-Term Investments
Investment Companies	58,621,441	—	—	58,621,441
Repurchase Agreements	—	27,666,857	—	27,666,857

Total Assets	$5,187,248,796	$27,666,857	$—	$5,214,915,653

Liabilities:
Futures	$(151,640)	$—	$—	$(151,640)

Total Liabilities	$(151,640)	$—	$—	$(151,640)

Total	$5,187,097,156	$27,666,857	$—	$5,214,764,013

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(151,640	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$4,528,618

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(390,171)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $47,712,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,370,749
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,635,557

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,686,274,395
Aggregate gross unrealized depreciation	(135,098,943)

Net unrealized appreciation	$2,551,175,452

Federal income tax cost of investments	$2,663,740,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $2,607,232,035)	$5,187,248,796
Repurchase Agreements (Cost $27,666,857)	27,666,857
Dividends, interest and other receivables	5,164,981
Receivable from Separate Accounts for Trust shares sold	1,495,259
Due from broker for futures variation margin	17,911
Security lending income receivable	13,875
Other assets	56,696

Total assets	5,221,664,375

LIABILITIES
Payable for return of collateral on securities loaned	27,666,857
Payable to Separate Accounts for Trust shares redeemed	6,172,689
Payable for securities purchased	2,264,935
Investment management fees payable	1,017,522
Distribution fees payable – Class IB	618,371
Administrative fees payable	420,648
Distribution fees payable – Class IA	387,916
Trustees’ fees payable	7,735
Accrued expenses	73,342

Total liabilities	38,630,015

NET ASSETS	$5,183,034,360

Net assets were comprised of:
Paid in capital	$2,582,757,197
Accumulated undistributed net investment income (loss)	39,683,274
Accumulated undistributed net realized gain (loss) on investments and futures	(19,271,232)
Net unrealized appreciation (depreciation) on investments and futures	2,579,865,121

Net assets	$5,183,034,360

Class IA
Net asset value, offering and redemption price per share, $1,881,705,818 / 46,278,928 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.66

Class IB
Net asset value, offering and redemption price per share, $2,992,814,859 / 73,983,509 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.45

Class K
Net asset value, offering and redemption price per share, $308,513,683 / 7,585,283 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.67

(x)	Includes value of securities on loan of $27,175,197.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$51,472,888
Interest	248
Securities lending (net)	63,910

Total income	51,537,046

EXPENSES
Investment management fees	5,952,617
Distribution fees – Class IB	3,617,269
Administrative fees	2,460,434
Distribution fees – Class IA	2,263,125
Printing and mailing expenses	189,600
Professional fees	93,286
Custodian fees	60,995
Trustees’ fees	58,643
Miscellaneous	49,811

Total expenses	14,745,780

NET INVESTMENT INCOME (LOSS)	36,791,266

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	6,942,886
Futures	4,528,618

Net realized gain (loss)	11,471,504

Change in unrealized appreciation (depreciation) on:
Investments	382,007,386
Futures	(390,171)

Net change in unrealized appreciation (depreciation)	381,617,215

NET REALIZED AND UNREALIZED GAIN (LOSS)	393,088,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$429,879,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,791,266	$71,463,797
Net realized gain (loss) on investments and futures	11,471,504	67,529,155
Net change in unrealized appreciation (depreciation) on investments and futures	381,617,215	342,997,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	429,879,985	481,990,127

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(25,948,313)
Class IB	—	(41,249,794)
Class K	—	(4,996,995)

	—	(72,195,102)

Distributions from net realized capital gains
Class IA	—	(22,243,547)
Class IB	—	(35,542,411)
Class K	—	(3,664,723)

	—	(61,450,681)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(133,645,783)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,970,173 and 4,773,832 shares, respectively ]	77,721,712	170,072,089
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,281,545 shares, respectively ]	—	48,191,860
Capital shares repurchased [ (2,126,660) and (6,036,024) shares, respectively ]	(83,713,890)	(214,810,503)

Total Class IA transactions	(5,992,178)	3,453,446

Class IB
Capital shares sold [ 3,815,129 and 8,554,195 shares, respectively ]	149,447,253	303,217,254
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,052,537 shares, respectively ]	—	76,792,205
Capital shares repurchased [ (4,375,331) and (8,720,350) shares, respectively ]	(171,918,017)	(305,474,266)

Total Class IB transactions	(22,470,764)	74,535,193

Class K
Capital shares sold [ 597,207 and 831,856 shares, respectively ]	23,403,105	29,468,129
Capital shares issued in reinvestment of dividends and distributions [ 0 and 230,563 shares, respectively ]	—	8,661,718
Capital shares repurchased [ (651,052) and (1,430,950) shares, respectively ]	(25,694,817)	(50,530,021)

Total Class K transactions	(2,291,712)	(12,400,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,754,654)	65,588,465

TOTAL INCREASE (DECREASE) IN NET ASSETS	399,125,331	413,932,809
NET ASSETS:
Beginning of period	4,783,909,029	4,369,976,220

End of period (a)	$5,183,034,360	$4,783,909,029

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$39,683,274	$2,892,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$37.31	$34.49	$35.46	$32.21	$24.83	$21.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.56	0.58	0.49	0.43	0.41
Net realized and unrealized gain (loss) on investments and futures	3.07	3.32	(0.32)	3.68	7.38	2.93

Total from investment operations	3.35	3.88	0.26	4.17	7.81	3.34

Less distributions:
Dividends from net investment income	—	(0.57)	(0.58)	(0.48)	(0.43)	(0.42)
Distributions from net realized gains	—	(0.49)	(0.65)	(0.44)	—	(0.01)

Total dividends and distributions	—	(1.06)	(1.23)	(0.92)	(0.43)	(0.43)

Net asset value, end of period	$40.66	$37.31	$34.49	$35.46	$32.21	$24.83

Total return (b)	8.98%	11.24%	0.81%	12.96%	31.51%	15.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,881,706	$1,732,371	$1,600,811	$1,628,300	$1,499,464	$1,200,443
Ratio of expenses to average net assets (a)(f)	0.60%	0.61%	0.61%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	1.45%	1.59%	1.63%	1.44%	1.50%	1.70%
Portfolio turnover rate (z)^	1%	5%	5%	4%	5%	5%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$37.12	$34.32	$35.29	$32.05	$24.71	$21.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.56	0.58	0.49	0.43	0.41
Net realized and unrealized gain (loss) on investments and futures	3.05	3.30	(0.32)	3.67	7.34	2.92

Total from investment operations	3.33	3.86	0.26	4.16	7.77	3.33

Less distributions:
Dividends from net investment income	—	(0.57)	(0.58)	(0.48)	(0.43)	(0.42)
Distributions from net realized gains	—	(0.49)	(0.65)	(0.44)	—	(0.01)

Total dividends and distributions	—	(1.06)	(1.23)	(0.92)	(0.43)	(0.43)

Net asset value, end of period	$40.45	$37.12	$34.32	$35.29	$32.05	$24.71

Total return (b)	8.97%	11.22%	0.81%	12.98%	31.49%	15.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,992,815	$2,766,809	$2,493,237	$2,533,152	$2,276,774	$1,705,859
Ratio of expenses to average net assets (a)(f)	0.60%	0.61%	0.61%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	1.45%	1.59%	1.62%	1.44%	1.50%	1.70%
Portfolio turnover rate (z)^	1%	5%	5%	4%	5%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$37.27	$34.46	$35.46	$32.20	$24.83	$21.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	0.65	0.67	0.58	0.50	0.47
Net realized and unrealized gain (loss) on investments and futures	3.07	3.32	(0.35)	3.69	7.39	2.94

Total from investment operations	3.40	3.97	0.32	4.27	7.89	3.41

Less distributions:
Dividends from net investment income	—	(0.67)	(0.67)	(0.57)	(0.52)	(0.49)
Distributions from net realized gains	—	(0.49)	(0.65)	(0.44)	—	(0.01)

Total dividends and distributions	—	(1.16)	(1.32)	(1.01)	(0.52)	(0.50)

Net asset value, end of period	$40.67	$37.27	$34.46	$35.46	$32.20	$24.83

Total return (b)	9.12%	11.50%	0.99%	13.28%	31.80%	15.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$308,514	$284,729	$275,928	$262,913	$212,945	$182,765
Ratio of expenses to average net assets (a)(f)	0.35%	0.36%	0.36%	0.37%	0.37%	0.38%
Ratio of net investment income (loss) to average net assets (a)(f)	1.71%	1.84%	1.88%	1.70%	1.75%	1.95%
Portfolio turnover rate (z)^	1%	5%	5%	4%	5%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
U.S. Treasury Obligations	$101,434,399	33.5%
Foreign Government Securities	86,487,998	28.6
Financials	38,684,310	12.8
Supranational	14,396,269	4.7
Energy	7,571,426	2.5
Consumer Discretionary	7,365,029	2.4
Health Care	6,822,714	2.3
Consumer Staples	6,093,401	2.0
Information Technology	5,944,686	2.0
U.S. Government Agency Securities	5,229,506	1.7
Industrials	4,633,807	1.5
Utilities	3,560,708	1.2
Telecommunication Services	2,751,570	0.9
Materials	2,474,423	0.8
Real Estate	2,261,962	0.7
Investment Companies	1,681,296	0.6
Repurchase Agreements	1,441,170	0.5
Municipal Bonds	292,481	0.1
Cash and Other	3,713,202	1.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,037.84	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,037.93	4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,038.77	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Australia (6.0%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$248,499
Australia Government Bond
1.750%, 11/21/20 (m)	AUD	3,900,000	2,971,971
3.250%, 4/21/25 (m)		1,900,000	1,537,782
2.750%, 11/21/27 (m)		5,850,000	4,532,932
3.250%, 4/21/29 (m)		3,815,000	3,078,379
3.750%, 4/21/37 (m)		1,475,000	1,221,086
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$94,000	95,886
Commonwealth Bank of Australia
2.300%, 9/6/19		150,000	150,996
National Australia Bank Ltd.
2.500%, 7/12/26		250,000	235,997
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	2,034,052
Queensland Treasury Corp.
5.750%, 7/22/24 (m)		2,139,000	1,950,804
Westpac Banking Corp.
2.250%, 1/17/19		$100,000	100,978
2.700%, 8/19/26		150,000	143,602

Total Australia			18,302,964

Belgium (0.3%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	39,846
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19		250,000	251,209
2.650%, 2/1/21		75,000	75,947
2.625%, 1/17/23		94,000	93,517
3.300%, 2/1/23		150,000	154,224
3.650%, 2/1/26		250,000	257,194
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	50,291

Total Belgium			922,228

Bermuda (0.0%)
XLIT Ltd.
6.375%, 11/15/24		100,000	117,166

Brazil (1.2%)
BRF SA
7.750%, 5/22/18§	BRL	1,000,000	293,747
Embraer Netherlands Finance BV
5.400%, 2/1/27		$100,000	103,978
Federative Republic of Brazil
10.000%, 1/1/19	BRL	3,540,000	1,085,123
10.000%, 1/1/25		6,450,000	1,896,348
Vale Overseas Ltd.
5.875%, 6/10/21 (x)		$100,000	107,600
4.375%, 1/11/22 (x)		38,000	38,550

Total Brazil			3,525,346

Canada (4.2%)
Agrium, Inc.
3.150%, 10/1/22		19,000	19,330

Bank of Montreal
2.375%, 1/25/19		$150,000	$151,248
Bank of Nova Scotia (The)
2.050%, 10/30/18		150,000	150,615
4.500%, 12/16/25		100,000	105,026
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	2,400,000	1,959,300
Canadian Government Bond
1.625%, 2/27/19		$150,000	150,434
0.500%, 3/1/22	CAD	1,660,000	1,228,865
1.000%, 6/1/27		1,285,000	921,771
2.750%, 12/1/48		1,440,000	1,262,326
Cenovus Energy, Inc.
4.250%, 4/15/27 (x)§		$100,000	95,508
Enbridge, Inc.
3.500%, 6/10/24		50,000	49,989
Export Development Canada
1.750%, 8/19/19		150,000	150,377
Goldcorp, Inc.
3.625%, 6/9/21		100,000	103,748
Husky Energy, Inc.
4.000%, 4/15/24		50,000	50,665
Hydro-Quebec
8.400%, 1/15/22		75,000	92,543
Province of Ontario
2.000%, 9/27/18		250,000	251,098
2.250%, 5/18/22		250,000	250,753
3.200%, 5/16/24		2,500,000	2,594,586
Province of Quebec
2.375%, 1/31/22		250,000	251,224
2.625%, 2/13/23		94,000	95,147
2.875%, 10/16/24		2,000,000	2,028,707
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	78,809
Royal Bank of Canada
2.500%, 1/19/21		100,000	100,502
Toronto-Dominion Bank (The)
1.950%, 1/22/19		100,000	100,308
2.250%, 11/5/19		100,000	100,671
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	118,436
4.875%, 1/15/26		80,000	89,806

Total Canada			12,551,792

China (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	251,570
Baidu, Inc.
2.750%, 6/9/19		200,000	201,250
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	199,500

Total China			652,320

Colombia (1.3%)
Ecopetrol SA
7.625%, 7/23/19		66,000	72,930
4.125%, 1/16/25		100,000	97,875
Republic of Colombia
7.375%, 3/18/19		150,000	163,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

4.000%, 2/26/24 (x)		$200,000	$207,500
7.500%, 8/26/26	COP	9,150,000,000	3,199,708

Total Colombia			3,741,513

Denmark (2.7%)
Nordea Kredit Realkreditaktieselskab
2.000%, 10/1/47	DKK	1,944,692	291,912
2.500%, 10/1/47		4,132,465	644,116
Nykredit Realkredit A/S
2.000%, 10/1/47 (l)		17,115,668	2,569,841
2.500%, 10/1/47 (m)		13,200,029	2,056,438
Realkredit Danmark A/S
2.000%, 10/1/47		12,294,108	1,844,961
2.500%, 10/1/47		4,144,576	646,003

Total Denmark			8,053,271

France (0.6%)
BNP Paribas SA
2.400%, 12/12/18		$100,000	100,902
5.000%, 1/15/21		131,000	142,825
BPCE SA
2.500%, 7/15/19		250,000	252,012
Casino Guichard Perrachon SA
4.498%, 3/7/24 (m)	EUR	200,000	255,727
Danone SA
2.947%, 11/2/26§		$780,000	754,443
Sanofi
4.000%, 3/29/21		94,000	99,848
Total Capital International SA
2.125%, 1/10/19		100,000	100,690
2.700%, 1/25/23		113,000	113,621
Total Capital SA
4.450%, 6/24/20		75,000	80,121

Total France			1,900,189

Germany (1.8%)
Deutsche Bank AG
2.500%, 2/13/19		100,000	100,208
3.375%, 5/12/21		100,000	101,338
HP Pelzer Holding GmbH
4.125%, 4/1/24 (m)	EUR	125,000	146,695
Kreditanstalt fuer Wiederaufbau
1.125%, 11/16/18		$200,000	199,008
2.750%, 9/8/20		564,000	581,595
2.000%, 10/4/22		188,000	186,515
5.000%, 3/19/24	AUD	1,000,000	866,539
2.500%, 11/20/24		$2,150,000	2,178,384
2.000%, 5/2/25		250,000	243,478
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	247,913
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	752,384

Total Germany			5,604,057

Hungary (1.1%)
Republic of Hungary
6.375%, 3/29/21		250,000	281,250
7.000%, 6/24/22	HUF	395,000,000	1,829,687
1.750%, 10/26/22		325,000,000	1,195,258

Total Hungary			3,306,195

Ireland (0.1%)
Ardagh Packaging Finance plc
4.625%, 5/15/23§		$275,000	$282,095

Israel (0.1%)
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22		45,000	44,775
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23		100,000	97,375
3.150%, 10/1/26 (x)		100,000	94,875

Total Israel			237,025

Italy (1.4%)
Republic of Italy
2.200%, 6/1/27	EUR	2,625,000	3,013,824
2.700%, 3/1/47 (m)		1,125,000	1,147,053

Total Italy			4,160,877

Japan (0.4%)
Japan Bank for International Cooperation
2.500%, 5/28/25		$250,000	246,270
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	203,204
3.677%, 2/22/27		200,000	205,956
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	104,256
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	252,161
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26		100,000	104,172
3.010%, 10/19/26		150,000	147,070

Total Japan			1,263,089

Malaysia (1.9%)
Federation of Malaysia
3.955%, 9/15/25	MYR	16,150,000	3,746,255
3.900%, 11/30/26		7,000,000	1,616,997
4.498%, 4/15/30		2,275,000	530,162

Total Malaysia			5,893,414

Mexico (2.6%)
America Movil SAB de CV
5.000%, 3/30/20		$113,000	121,444
CEMEX Finance LLC
4.625%, 6/15/24 (m)	EUR	200,000	246,990
Nemak SAB de CV
3.250%, 3/15/24§		100,000	116,214
Petroleos Mexicanos
3.125%, 1/23/19		$150,000	150,937
3.500%, 1/30/23		94,000	90,099
4.875%, 1/18/24		100,000	101,290
4.500%, 1/23/26 (x)		200,000	194,210
Sigma Alimentos SA de CV
2.625%, 2/7/24 (m)	EUR	200,000	239,566
United Mexican States
5.125%, 1/15/20		$150,000	162,563
3.500%, 1/21/21		150,000	156,000
4.000%, 10/2/23		150,000	157,125
7.750%, 11/13/42	MXN	107,500,000	6,289,744

Total Mexico			8,026,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Netherlands (0.6%)
ABN AMRO Bank NV
2.450%, 6/4/20§		$320,000	$321,885
AerCap Ireland Capital DAC
3.950%, 2/1/22		400,000	416,423
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	269,607
Koninklijke Philips NV
3.750%, 3/15/22		94,000	98,608
Shell International Finance BV
4.300%, 9/22/19		188,000	197,839
3.400%, 8/12/23		50,000	51,868
3.250%, 5/11/25		95,000	96,867
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	313,875

Total Netherlands			1,766,972

New Zealand (2.1%)
New Zealand Government Bond
4.500%, 4/15/27 (m)	NZD	7,565,000	6,222,458

Norway (1.1%)
Kingdom of Norway
1.500%, 2/19/26 (m)	NOK	6,700,000	798,471
1.750%, 2/17/27 (m)		18,000,000	2,176,608
Statoil ASA
5.250%, 4/15/19		$94,000	99,512
3.700%, 3/1/24		100,000	105,190

Total Norway			3,179,781

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19 (x)		77,000	84,315

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	209,620
10.625%, 3/16/25		100,000	153,750

Total Philippines			363,370

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	244,406
1.500%, 4/25/20	PLN	22,850,000	6,066,428
5.000%, 3/23/22		$38,000	42,228
4.000%, 1/22/24		100,000	107,000

Total Poland			6,460,062

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,190,121

Singapore (2.0%)
Republic of Singapore
3.000%, 9/1/24	SGD	5,000,000	3,897,178
2.875%, 9/1/30		2,830,000	2,193,369

Total Singapore			6,090,547

South Africa (1.2%)
Republic of South Africa
7.750%, 2/28/23	ZAR	33,000,000	2,474,917
10.500%, 12/21/26		14,500,000	1,229,223

Total South Africa			3,704,140

South Korea (0.1%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	$252,364

Spain (0.4%)
Ence Energia y Celulosa SA
5.375%, 11/1/22 (m)	EUR	215,000	262,445
Grupo-Antolin Irausa SA
3.250%, 4/30/24§		100,000	116,499
Telefonica Emisiones SAU
5.462%, 2/16/21		$94,000	103,446
4.103%, 3/8/27		650,000	671,526

Total Spain			1,153,916

Supranational (4.7%)
Asian Development Bank
1.750%, 9/11/18		100,000	100,347
1.750%, 1/10/20		500,000	501,589
1.875%, 2/18/22		2,200,000	2,184,310
2.125%, 3/19/25		100,000	98,004
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	200,217
2.125%, 3/7/22		150,000	150,086
European Investment Bank
1.125%, 8/15/18		250,000	249,040
1.750%, 6/17/19		250,000	250,748
1.750%, 5/15/20		500,000	500,390
1.375%, 6/15/20		250,000	246,948
1.625%, 6/15/21		100,000	98,486
1.875%, 2/10/25		1,500,000	1,441,037
2.125%, 4/13/26		150,000	145,893
2.375%, 5/24/27		2,500,000	2,458,371
Inter-American Development Bank
1.000%, 5/13/19		500,000	494,891
3.875%, 2/14/20		94,000	99,163
2.125%, 1/15/25		250,000	245,782
International Bank for Reconstruction & Development
1.000%, 10/5/18		250,000	248,618
2.250%, 6/24/21		200,000	202,089
2.000%, 1/26/22		250,000	249,353
2.125%, 2/13/23		131,000	130,615
2.500%, 7/29/25		250,000	250,793
1.875%, 10/27/26		3,900,000	3,699,839
International Finance Corp.
1.250%, 7/16/18		150,000	149,660

Total Supranational			14,396,269

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	251,410
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	57,051

Total Sweden			308,461

Switzerland (0.4%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	96,218
Credit Suisse AG
4.375%, 8/5/20		250,000	265,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		$450,000	$466,872
Novartis Capital Corp.
3.000%, 11/20/25		150,000	151,500
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	98,900
UBS AG
2.375%, 8/14/19		250,000	251,997

Total Switzerland			1,331,150

Thailand (1.2%)
Thailand Government Bond
3.850%, 12/12/25	THB	110,850,000	3,587,018

United Arab Emirates (0.1%)
MDC-GMTN BV
5.500%, 4/20/21 (m)		$319,000	350,501

United Kingdom (2.9%)
AA Bond Co. Ltd.
5.500%, 7/31/22 (m)	GBP	175,000	236,586
Alliance Automotive Finance plc
6.250%, 12/1/21 (m)	EUR	225,000	269,388
AstraZeneca plc
3.375%, 11/16/25		$100,000	102,574
Barclays Bank plc
5.140%, 10/14/20		131,000	140,321
Barclays plc
2.750%, 11/8/19		250,000	252,174
3.200%, 8/10/21		200,000	203,425
BP Capital Markets plc
2.237%, 5/10/19		150,000	150,969
2.521%, 1/15/20		50,000	50,626
4.500%, 10/1/20		38,000	40,726
3.062%, 3/17/22		130,000	132,644
3.245%, 5/6/22		75,000	77,106
3.224%, 4/14/24		1,175,000	1,189,469
CPUK Finance Ltd.
4.250%, 8/28/22 (b)§	GBP	100,000	130,909
Delphi Corp.
4.150%, 3/15/24		$100,000	104,989
Firstgroup plc
5.250%, 11/29/22 (m)	GBP	400,000	602,438
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		$94,000	94,925
Heathrow Funding Ltd.
1.875%, 5/23/22 (m)	EUR	200,000	242,502
7.125%, 2/14/24 (m)	GBP	250,000	417,887
HSBC Holdings plc
5.100%, 4/5/21		$150,000	163,169
4.000%, 3/30/22		100,000	105,344
3.600%, 5/25/23		200,000	206,711
4.375%, 11/23/26		200,000	207,237
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		200,000	202,260
5.000%, 2/15/22 (m)	GBP	150,000	216,913
Lloyds Banking Group plc
4.500%, 11/4/24		$200,000	209,081
Ocado Group plc
4.000%, 6/15/24 (b)§	GBP	100,000	127,653
Pizzaexpress Financing 2 plc
6.625%, 8/1/21 (m)		100,000	129,444

Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$150,000	$158,063
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	212,625
Santander UK plc
2.350%, 9/10/19		150,000	151,070
2.375%, 3/16/20		700,000	703,298
Sky plc
3.750%, 9/16/24§		700,000	721,413
Tesco plc
6.125%, 2/24/22	GBP	150,000	223,500
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	92,015
Vodafone Group plc
5.450%, 6/10/19		113,000	120,300
2.950%, 2/19/23		94,000	94,577
Wagamama Finance plc
7.875%, 2/1/20 (m)	GBP	100,000	135,151
WPP Finance 2010
3.750%, 9/19/24		$50,000	51,335

Total United Kingdom			8,670,817

United States (52.2%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	61,491
3.700%, 10/15/25		100,000	102,809
3M Co.
3.000%, 8/7/25		100,000	101,451
Abbott Laboratories
2.550%, 3/15/22		90,000	89,136
3.400%, 11/30/23		100,000	102,458
AbbVie, Inc.
2.000%, 11/6/18		131,000	131,415
2.900%, 11/6/22		131,000	132,279
3.600%, 5/14/25		150,000	153,238
Actavis, Inc.
3.250%, 10/1/22		75,000	76,478
Adient Global Holdings Ltd.
3.500%, 8/15/24 (m)	EUR	150,000	173,464
Aetna, Inc.
2.200%, 3/15/19		$250,000	251,341
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	58,555
Albemarle Corp.
1.875%, 12/8/21 (m)	EUR	144,000	171,543
Allergan Funding SCS
3.800%, 3/15/25		$150,000	155,313
Allstate Corp. (The)
3.150%, 6/15/23		94,000	96,199
Altria Group, Inc.
9.250%, 8/6/19		42,000	48,221
2.950%, 5/2/23		94,000	94,465
4.000%, 1/31/24		100,000	106,726
Amazon.com, Inc.
2.600%, 12/5/19		100,000	101,852
3.300%, 12/5/21		100,000	104,452
American Express Co.
2.650%, 12/2/22		203,000	203,380
American Honda Finance Corp.
2.900%, 2/16/24		150,000	152,025
American International Group, Inc.
4.875%, 6/1/22		150,000	164,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

American Tower Corp. (REIT)
5.050%, 9/1/20	$113,000	$121,936
5.000%, 2/15/24	100,000	111,000
Ameriprise Financial, Inc.
5.300%, 3/15/20	94,000	102,054
4.000%, 10/15/23	100,000	106,854
Amgen, Inc.
3.450%, 10/1/20	188,000	195,658
2.700%, 5/1/22	75,000	75,398
3.625%, 5/15/22	56,000	58,669
Amphenol Corp.
2.550%, 1/30/19	75,000	75,592
Anadarko Petroleum Corp.
5.550%, 3/15/26 (x)	100,000	111,490
Anthem, Inc.
2.300%, 7/15/18	250,000	251,417
2.250%, 8/15/19	100,000	100,416
Aon Corp.
5.000%, 9/30/20	113,000	121,279
Apple, Inc.
2.100%, 5/6/19	150,000	151,302
2.850%, 5/6/21	250,000	256,590
2.150%, 2/9/22	100,000	99,364
2.850%, 2/23/23	75,000	76,235
3.200%, 5/13/25	75,000	76,153
2.450%, 8/4/26	100,000	95,046
3.350%, 2/9/27	100,000	102,145
Applied Materials, Inc.
4.300%, 6/15/21	75,000	80,638
Arizona Public Service Co.
3.150%, 5/15/25	100,000	101,549
AT&T, Inc.
5.800%, 2/15/19	188,000	199,230
4.600%, 2/15/21	188,000	200,396
3.875%, 8/15/21	113,000	117,523
3.000%, 6/30/22	50,000	49,909
2.625%, 12/1/22	94,000	91,425
3.950%, 1/15/25	100,000	101,954
3.400%, 5/15/25	150,000	147,715
Atmos Energy Corp.
8.500%, 3/15/19	56,000	61,998
AutoZone, Inc.
4.000%, 11/15/20	94,000	98,661
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	100,000	103,842
Bank of America Corp.
2.600%, 1/15/19	200,000	201,933
2.650%, 4/1/19	100,000	101,153
7.625%, 6/1/19	190,000	209,679
2.250%, 4/21/20	100,000	100,109
5.625%, 7/1/20	190,000	208,377
2.625%, 10/19/20	150,000	151,193
4.125%, 1/22/24	100,000	105,438
4.200%, 8/26/24	100,000	103,715
4.000%, 1/22/25	100,000	101,551
4.450%, 3/3/26	100,000	104,297
3.500%, 4/19/26	100,000	100,466
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	120,000	121,874
4.150%, 2/1/21	113,000	120,381
3.000%, 2/24/25	65,000	64,790

BB&T Corp.
2.250%, 2/1/19	$100,000	$100,692
2.450%, 1/15/20	100,000	101,070
2.750%, 4/1/22	250,000	253,453
Bear Stearns Cos. LLC (The)
4.650%, 7/2/18	75,000	77,150
Becton Dickinson and Co.
2.675%, 12/15/19	150,000	151,657
3.363%, 6/6/24	150,000	150,480
Berkshire Hathaway Energy Co.
2.000%, 11/15/18	130,000	130,014
2.400%, 2/1/20	150,000	151,699
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	96,628
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	65,786
3.125%, 3/15/26	100,000	101,215
Biogen, Inc.
4.050%, 9/15/25	100,000	105,835
Boston Properties LP (REIT)
5.625%, 11/15/20	100,000	110,468
3.650%, 2/1/26	100,000	101,279
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,868
3.850%, 5/15/25	50,000	51,630
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	100,267
2.000%, 8/1/22	94,000	92,130
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	97,639
Broadcom Corp.
3.875%, 1/15/27§	200,000	205,422
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	29,547
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	97,107
3.750%, 4/1/24	25,000	26,610
Capital One Bank USA NA
3.375%, 2/15/23	300,000	303,431
Caterpillar Financial Services Corp.
7.150%, 2/15/19	60,000	64,919
2.100%, 6/9/19	250,000	250,746
Caterpillar, Inc.
2.600%, 6/26/22	56,000	56,504
CBS Corp.
5.750%, 4/15/20	94,000	102,811
2.900%, 1/15/27	100,000	94,564
Celgene Corp.
3.950%, 10/15/20	19,000	19,968
3.875%, 8/15/25	150,000	156,912
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	68,646
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	183,668
Chevron Corp.
2.193%, 11/15/19	285,000	287,259
3.191%, 6/24/23	75,000	77,087
2.954%, 5/16/26	150,000	149,012
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	103,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Cigna Corp.
4.500%, 3/15/21		$94,000	$100,475
Cisco Systems, Inc.
4.450%, 1/15/20		188,000	199,869
2.200%, 2/28/21		250,000	251,473
Citigroup, Inc.
2.650%, 10/26/20		250,000	252,171
4.500%, 1/14/22		100,000	107,552
3.875%, 10/25/23		100,000	104,548
3.750%, 6/16/24		150,000	154,950
3.300%, 4/27/25		65,000	64,613
4.400%, 6/10/25		100,000	103,996
3.200%, 10/21/26		100,000	97,307
Clorox Co. (The)
3.500%, 12/15/24		100,000	103,271
CNA Financial Corp.
5.875%, 8/15/20		56,000	61,600
Coca-Cola Co. (The)
3.150%, 11/15/20		169,000	175,645
3.200%, 11/1/23		100,000	103,385
Colgate-Palmolive Co.
1.500%, 11/1/18		100,000	99,943
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		38,000	50,877
Comcast Corp.
5.150%, 3/1/20		94,000	101,777
3.375%, 8/15/25		100,000	102,759
3.300%, 2/1/27		100,000	101,813
Commonwealth Edison Co.
3.400%, 9/1/21		150,000	155,883
2.550%, 6/15/26		100,000	95,905
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21		80,000	85,355
Conagra Brands, Inc.
3.200%, 1/25/23		54,000	54,471
Connecticut Light & Power Co. (The)
2.500%, 1/15/23		94,000	93,543
ConocoPhillips Co.
2.875%, 11/15/21		80,000	80,811
2.400%, 12/15/22		244,000	240,392
Constellation Brands, Inc.
4.750%, 12/1/25		100,000	109,121
Consumers Energy Co.
6.700%, 9/15/19		94,000	103,578
Corning, Inc.
4.250%, 8/15/20		56,000	59,010
Costco Wholesale Corp.
2.250%, 2/15/22		55,000	54,813
Crown Castle International Corp. (REIT)
4.450%, 2/15/26		100,000	106,112
CSX Corp.
3.350%, 11/1/25		100,000	102,180
CVS Health Corp.
3.875%, 7/20/25		133,000	138,239
2.875%, 6/1/26 (x)		150,000	145,290
DDR Corp. (REIT)
3.625%, 2/1/25		100,000	95,096
Deere & Co.
4.375%, 10/16/19		131,000	138,294
2.600%, 6/8/22		38,000	38,376

Devon Energy Corp.
4.000%, 7/15/21		$113,000	$116,345
Diamond 1 Finance Corp.
5.450%, 6/15/23§		100,000	108,760
6.020%, 6/15/26§		150,000	166,092
Discover Financial Services
3.950%, 11/6/24		100,000	101,767
Discovery Communications LLC
4.375%, 6/15/21		38,000	39,987
3.800%, 3/13/24		100,000	100,747
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		50,000	50,931
Dominion Energy, Inc.
2.500%, 12/1/19		300,000	302,150
Dow Chemical Co. (The)
8.550%, 5/15/19		113,000	126,500
4.250%, 11/15/20		59,000	62,808
DTE Energy Co.
2.400%, 12/1/19		150,000	150,714
Duke Energy Corp.
3.950%, 10/15/23		100,000	105,745
Duke Energy Indiana LLC
3.750%, 7/15/20		38,000	39,688
Eastman Chemical Co.
3.600%, 8/15/22		75,000	77,945
Eaton Corp.
2.750%, 11/2/22		94,000	94,454
eBay, Inc.
3.250%, 10/15/20		38,000	39,126
3.600%, 6/5/27		100,000	98,516
Ecolab, Inc.
4.350%, 12/8/21		94,000	101,879
Emerson Electric Co.
2.625%, 2/15/23		94,000	94,655
Energy Transfer LP
4.650%, 6/1/21		150,000	159,015
4.050%, 3/15/25		100,000	100,260
Entergy Corp.
5.125%, 9/15/20		113,000	121,525
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	151,159
3.350%, 3/15/23		94,000	96,750
3.900%, 2/15/24		50,000	51,813
EOG Resources, Inc.
5.625%, 6/1/19		28,000	29,823
4.100%, 2/1/21		75,000	78,774
EQT Corp.
4.875%, 11/15/21		94,000	100,024
Essex Portfolio LP (REIT)
3.875%, 5/1/24		100,000	103,055
Expedia, Inc.
5.950%, 8/15/20		56,000	61,250
Express Scripts Holding Co.
3.900%, 2/15/22		94,000	98,452
3.400%, 3/1/27		100,000	97,063
Exxon Mobil Corp.
2.397%, 3/6/22		100,000	100,745
3.176%, 3/15/24		100,000	102,999
Federal-Mogul LLC
5.000%, 7/15/24 (b)§	EUR	250,000	274,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

FedEx Corp.
2.300%, 2/1/20		$60,000	$60,467
2.625%, 8/1/22		19,000	19,025
FHLB
2.750%, 12/13/24		200,000	205,524
FHLMC
2.375%, 1/13/22		1,614,000	1,647,983
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	77,946
5.000%, 10/15/25		100,000	111,389
Fifth Third Bancorp
2.300%, 3/1/19		75,000	75,237
2.875%, 7/27/20		150,000	152,884
Fiserv, Inc.
4.750%, 6/15/21		56,000	60,451
Florida Power & Light Co.
3.250%, 6/1/24		100,000	103,510
Flowserve Corp.
4.000%, 11/15/23		50,000	51,724
FNMA
1.625%, 11/27/18		350,000	351,269
1.750%, 6/20/19		800,000	804,947
1.000%, 8/28/19		1,500,000	1,486,284
1.250%, 8/17/21		500,000	489,361
2.125%, 4/24/26		250,000	244,138
Ford Motor Credit Co. LLC
2.875%, 10/1/18		200,000	202,011
4.389%, 1/8/26		200,000	206,704
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		217,000	218,668
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23	GBP	200,000	312,393
General Dynamics Corp.
3.875%, 7/15/21		$38,000	40,399
2.250%, 11/15/22		56,000	55,540
General Electric Co.
6.000%, 8/7/19		150,000	162,846
5.300%, 2/11/21		76,000	84,099
2.700%, 10/9/22		75,000	76,170
3.100%, 1/9/23		75,000	77,701
General Mills, Inc.
5.650%, 2/15/19		94,000	99,630
2.200%, 10/21/19		100,000	100,430
General Motors Financial Co., Inc.
3.100%, 1/15/19		250,000	253,476
4.000%, 1/15/25		100,000	100,477
4.300%, 7/13/25		100,000	101,641
5.250%, 3/1/26		50,000	54,081
Georgia Power Co.
3.250%, 4/1/26		100,000	100,179
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	122,041
3.250%, 9/1/22		30,000	31,039
3.650%, 3/1/26		100,000	102,688
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19		275,000	277,684
2.550%, 10/23/19		100,000	100,851
6.000%, 6/15/20		188,000	207,668
2.750%, 9/15/20		30,000	30,363
3.625%, 1/22/23		56,000	57,881
3.850%, 7/8/24		150,000	155,794

2.125%, 9/30/24 (m)	EUR	500,000	$600,834
4.250%, 10/21/25		$75,000	77,476
3.750%, 2/25/26		30,000	30,509
3.500%, 11/16/26		150,000	149,214
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	40,716
Halliburton Co.
3.800%, 11/15/25		150,000	153,783
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		56,000	60,740
HCP, Inc. (REIT)
2.625%, 2/1/20		94,000	94,551
3.400%, 2/1/25		100,000	98,109
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		200,000	209,519
Home Depot, Inc. (The)
2.000%, 6/15/19		250,000	251,410
2.625%, 6/1/22		75,000	76,146
2.125%, 9/15/26		25,000	23,296
Hospitality Properties Trust (REIT)
4.500%, 3/15/25		100,000	102,821
HP, Inc.
4.050%, 9/15/22		100,000	104,609
HSBC Finance Corp.
6.676%, 1/15/21		83,000	93,621
HSBC USA, Inc.
2.250%, 6/23/19		300,000	301,814
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	104,600
Ingersoll-Rand Global Holding Co. Ltd.
6.875%, 8/15/18		75,000	79,160
Intel Corp.
3.300%, 10/1/21		94,000	98,134
2.700%, 12/15/22		75,000	75,857
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	127,433
International Business Machines Corp.
1.950%, 2/12/19 (x)		150,000	150,720
3.625%, 2/12/24		150,000	156,285
International Game Technology plc
6.250%, 2/15/22§		250,000	272,813
International Paper Co.
4.750%, 2/15/22		47,000	51,308
3.650%, 6/15/24		100,000	102,877
Jefferies Group LLC
4.850%, 1/15/27		100,000	104,352
JM Smucker Co. (The)
3.000%, 3/15/22		135,000	137,615
Johnson & Johnson
2.450%, 12/5/21		100,000	101,333
2.050%, 3/1/23		25,000	24,694
3.375%, 12/5/23		50,000	53,336
JPMorgan Chase & Co.
2.250%, 1/23/20		100,000	100,263
4.250%, 10/15/20		376,000	399,144
2.972%, 1/15/23		250,000	252,466
3.200%, 1/25/23		131,000	133,724
3.625%, 5/13/24		100,000	103,089
3.875%, 9/10/24		150,000	154,714
3.125%, 1/23/25		100,000	99,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.220%, 3/1/25 (l)	$100,000	$100,280
3.300%, 4/1/26	100,000	99,656
Juniper Networks, Inc.
4.600%, 3/15/21	38,000	40,496
Kellogg Co.
4.000%, 12/15/20	94,000	99,055
KeyCorp
2.900%, 9/15/20	75,000	76,389
5.100%, 3/24/21	75,000	82,138
Kimberly-Clark Corp.
1.900%, 5/22/19	150,000	150,629
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	150,000	166,131
6.500%, 4/1/20	75,000	82,544
Kinder Morgan, Inc.
3.050%, 12/1/19	250,000	253,970
KLA-Tencor Corp.
4.125%, 11/1/21	90,000	95,472
Kohl’s Corp.
4.750%, 12/15/23	50,000	51,244
Kraft Heinz Foods Co.
5.375%, 2/10/20	98,000	105,603
3.500%, 7/15/22	100,000	103,180
Kroger Co. (The)
6.150%, 1/15/20	94,000	102,819
L3 Technologies, Inc.
4.950%, 2/15/21	56,000	60,768
Laboratory Corp. of America Holdings
2.500%, 11/1/18	100,000	100,590
3.200%, 2/1/22	50,000	50,767
Lam Research Corp.
3.800%, 3/15/25	30,000	30,662
Leucadia National Corp.
5.500%, 10/18/23	50,000	53,472
LG&E & KU Energy LLC
3.750%, 11/15/20	75,000	78,147
Liberty Property LP (REIT)
4.125%, 6/15/22	56,000	58,690
Life Technologies Corp.
5.000%, 1/15/21	75,000	80,732
Lincoln National Corp.
4.850%, 6/24/21	56,000	60,283
Lockheed Martin Corp.
4.250%, 11/15/19	113,000	119,150
3.550%, 1/15/26	100,000	103,735
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	103,117
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	226,922
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24 (x)	100,000	91,553
Marathon Oil Corp.
2.800%, 11/1/22 (x)	75,000	72,345
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	101,467
Marriott International, Inc.
3.125%, 10/15/21	100,000	102,185
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	103,283
McDonald’s Corp.
3.250%, 6/10/24	150,000	152,768

McKesson Corp.
2.284%, 3/15/19	$150,000	$150,863
Medco Health Solutions, Inc.
4.125%, 9/15/20	75,000	78,615
Medtronic, Inc.
2.500%, 3/15/20	150,000	152,177
3.150%, 3/15/22	55,000	56,859
3.500%, 3/15/25	100,000	103,690
Merck & Co., Inc.
2.350%, 2/10/22	30,000	30,203
2.750%, 2/10/25	150,000	148,929
MetLife, Inc.
6.817%, 8/15/18	68,000	71,767
4.750%, 2/8/21	100,000	108,457
Microsoft Corp.
1.625%, 12/6/18	150,000	150,289
3.000%, 10/1/20	56,000	58,066
2.375%, 2/12/22	60,000	60,393
2.650%, 11/3/22	75,000	75,999
2.125%, 11/15/22 (x)	100,000	98,649
2.000%, 8/8/23	90,000	87,179
3.300%, 2/6/27	250,000	257,056
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	95,999
Monsanto Co.
2.750%, 7/15/21	35,000	35,341
Moody’s Corp.
4.500%, 9/1/22	19,000	20,552
Morgan Stanley
2.500%, 1/24/19	150,000	151,192
7.300%, 5/13/19	282,000	308,415
2.375%, 7/23/19	150,000	151,071
5.500%, 1/26/20	150,000	161,984
2.800%, 6/16/20	95,000	96,400
5.750%, 1/25/21	188,000	208,479
2.500%, 4/21/21	100,000	99,672
3.750%, 2/25/23	56,000	58,176
4.100%, 5/22/23	100,000	104,168
4.000%, 7/23/25	100,000	104,417
3.125%, 7/27/26	100,000	97,318
3.625%, 1/20/27	100,000	100,618
Mosaic Co. (The)
4.250%, 11/15/23 (x)	100,000	105,290
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	57,761
MPLX LP
4.500%, 7/15/23	50,000	53,249
4.875%, 6/1/25	50,000	53,117
MUFG Americas Holdings Corp.
3.000%, 2/10/25	150,000	147,544
Mylan NV
3.950%, 6/15/26	100,000	101,383
Nabors Industries, Inc.
4.625%, 9/15/21	94,000	90,475
Nasdaq, Inc.
5.550%, 1/15/20	75,000	81,066
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	108,893
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	102,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

National Rural Utilities Cooperative Finance Corp.
2.150%, 2/1/19	$200,000	$201,471
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	161,680
NetApp, Inc.
3.375%, 6/15/21	100,000	102,562
Newell Brands, Inc.
3.850%, 4/1/23	55,000	57,810
Newmont Mining Corp.
3.500%, 3/15/22	94,000	97,303
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	150,000	151,858
Noble Energy, Inc.
4.150%, 12/15/21	94,000	99,042
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	110,723
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,845
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	93,656
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	102,533
Omnicom Group, Inc.
4.450%, 8/15/20	38,000	40,366
3.625%, 5/1/22	19,000	19,804
ONEOK Partners LP
8.625%, 3/1/19	94,000	103,332
Oracle Corp.
2.500%, 5/15/22	100,000	101,011
2.500%, 10/15/22	75,000	75,269
2.400%, 9/15/23	100,000	98,687
2.650%, 7/15/26	100,000	96,725
Pacific Gas & Electric Co.
8.250%, 10/15/18	38,000	40,928
3.500%, 10/1/20	56,000	58,119
2.950%, 3/1/26	100,000	99,090
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	103,022
PepsiCo, Inc.
1.850%, 4/30/20	100,000	99,961
Pfizer, Inc.
2.100%, 5/15/19	100,000	100,911
2.200%, 12/15/21	100,000	100,174
3.000%, 12/15/26	150,000	150,216
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	52,218
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	100,708
PNC Bank NA
2.625%, 2/17/22	250,000	252,360
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	150,000	157,239
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	49,954
Precision Castparts Corp.
2.500%, 1/15/23	38,000	37,847
Progress Energy, Inc.
4.400%, 1/15/21	94,000	99,723
Progressive Corp. (The)
3.750%, 8/23/21	56,000	59,004

Prologis LP (REIT)
3.350%, 2/1/21	$150,000	$155,031
Prudential Financial, Inc.
2.350%, 8/15/19	150,000	150,843
5.875%, 9/15/42 (l)	100,000	111,375
Puget Energy, Inc.
3.650%, 5/15/25	50,000	50,271
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	102,703
Raytheon Co.
3.125%, 10/15/20	94,000	97,203
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	56,798
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	54,206
Republic Services, Inc.
5.250%, 11/15/21	94,000	104,109
Reynolds American, Inc.
6.875%, 5/1/20	38,000	42,650
4.850%, 9/15/23	150,000	164,939
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	76,107
Ryder System, Inc.
2.500%, 5/11/20	45,000	45,148
S&P Global, Inc.
3.300%, 8/14/20	35,000	36,000
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	167,799
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	105,157
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,731
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	100,000	103,105
Seagate HDD Cayman
4.750%, 6/1/23	25,000	26,044
4.750%, 1/1/25	50,000	50,317
Sempra Energy
2.400%, 3/15/20	200,000	200,481
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	100,000	101,204
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	220,147
Simon Property Group LP (REIT)
2.200%, 2/1/19	100,000	100,558
3.300%, 1/15/26	100,000	99,979
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,070
Southern Co. (The)
2.150%, 9/1/19	100,000	100,258
2.750%, 6/15/20	100,000	101,238
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	59,471
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	56,690
Starbucks Corp.
3.850%, 10/1/23	50,000	53,734
State of California
5.700%, 11/1/21	100,000	113,996
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	90,000	93,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

State Street Corp.
3.300%, 12/16/24	$65,000	$66,876
Stryker Corp.
3.500%, 3/15/26	100,000	102,695
Synchrony Financial
2.700%, 2/3/20	25,000	25,155
3.750%, 8/15/21	50,000	51,347
4.500%, 7/23/25	100,000	102,854
Sysco Corp.
2.600%, 10/1/20	30,000	30,362
3.750%, 10/1/25	100,000	103,538
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	102,362
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,579
Textron, Inc.
4.300%, 3/1/24	100,000	105,997
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	166,247
Time Warner Cable LLC
8.250%, 4/1/19	200,000	220,000
Time Warner, Inc.
3.550%, 6/1/24	150,000	151,937
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	135,824
3.300%, 1/12/22	94,000	97,558
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	64,439
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	81,640
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	133,381
8.125%, 5/15/21	500,000	618,992
7.125%, 2/15/23	188,000	239,476
7.500%, 11/15/24	500,000	683,535
6.000%, 2/15/26	990,000	1,282,947
6.500%, 11/15/26	150,000	203,572
U.S. Treasury Notes
0.750%, 7/31/18	1,500,000	1,491,258
1.375%, 7/31/18	880,000	880,670
1.000%, 8/15/18	350,000	348,816
0.750%, 8/31/18	1,000,000	993,504
1.500%, 8/31/18	51,000	51,106
1.000%, 9/15/18	350,000	348,700
0.875%, 10/15/18	700,000	695,978
1.250%, 10/31/18	550,000	549,386
1.250%, 11/30/18	1,700,000	1,697,915
1.375%, 11/30/18	900,000	900,313
1.250%, 12/15/18	1,800,000	1,797,609
1.250%, 12/31/18	1,500,000	1,497,715
1.375%, 2/28/19	1,938,000	1,938,416
1.500%, 2/28/19	300,000	300,644
1.000%, 3/15/19	1,200,000	1,192,734
1.625%, 3/31/19	400,000	401,830
1.250%, 4/30/19	1,000,000	997,672
3.125%, 5/15/19	500,000	516,082
1.125%, 5/31/19	500,000	497,689
1.500%, 5/31/19	500,000	501,150
1.250%, 6/30/19	900,000	897,501
1.625%, 6/30/19	1,500,000	1,506,832
0.750%, 7/15/19	800,000	789,769
1.625%, 7/31/19	600,000	602,761

3.625%, 8/15/19	$843,000	$881,877
1.625%, 8/31/19	1,000,000	1,004,445
1.500%, 10/31/19	1,600,000	1,602,288
3.375%, 11/15/19	1,069,000	1,116,955
1.500%, 11/30/19	2,600,000	2,602,519
1.625%, 12/31/19	500,000	501,906
3.625%, 2/15/20	1,011,000	1,066,021
1.250%, 2/29/20	500,000	496,719
1.375%, 2/29/20	1,000,000	996,508
1.375%, 3/31/20	500,000	498,145
1.500%, 5/15/20	650,000	649,330
3.500%, 5/15/20	1,251,000	1,319,629
1.375%, 5/31/20	289,000	287,614
1.625%, 6/30/20	900,000	901,610
2.625%, 8/15/20	376,000	387,788
1.375%, 8/31/20	900,000	893,820
1.375%, 9/30/20	1,500,000	1,488,750
2.000%, 9/30/20	550,000	556,733
1.375%, 10/31/20	200,000	198,386
1.750%, 10/31/20	1,000,000	1,004,297
2.625%, 11/15/20	1,274,000	1,314,728
1.625%, 11/30/20	1,800,000	1,798,973
2.000%, 11/30/20	300,000	303,523
1.750%, 12/31/20	1,700,000	1,705,100
2.375%, 12/31/20	350,000	358,531
1.375%, 1/31/21	450,000	445,264
2.125%, 1/31/21	1,000,000	1,015,508
2.000%, 2/28/21	400,000	404,469
3.125%, 5/15/21	1,946,000	2,047,025
1.375%, 5/31/21	500,000	493,082
1.125%, 6/30/21	1,000,000	976,055
2.125%, 6/30/21	3,700,000	3,754,055
2.250%, 7/31/21	1,677,600	1,709,579
2.125%, 8/15/21	688,000	697,621
2.125%, 9/30/21	500,000	506,844
1.250%, 10/31/21	1,500,000	1,465,242
2.000%, 11/15/21	1,722,000	1,736,462
1.750%, 11/30/21	800,000	797,919
1.875%, 11/30/21	1,700,000	1,704,423
2.000%, 12/31/21	1,300,000	1,309,405
1.500%, 1/31/22	200,000	196,953
1.750%, 2/28/22	688,000	685,001
1.875%, 2/28/22	800,000	800,981
1.750%, 3/31/22	1,400,000	1,392,792
1.750%, 4/30/22	700,000	696,024
1.875%, 4/30/22	400,000	399,950
1.750%, 5/15/22	364,000	361,955
1.750%, 5/31/22	1,000,000	994,086
1.750%, 6/30/22	400,000	397,358
2.125%, 6/30/22	900,000	909,773
2.000%, 7/31/22	400,000	401,825
1.625%, 8/15/22	1,003,000	989,428
1.875%, 8/31/22	300,000	299,409
1.750%, 9/30/22	550,000	545,016
1.875%, 10/31/22	700,000	697,501
1.625%, 11/15/22	376,000	369,737
2.000%, 11/30/22	500,000	501,102
2.125%, 12/31/22	350,000	352,756
1.750%, 1/31/23	900,000	888,750
1.500%, 3/31/23	500,000	486,266
1.750%, 5/15/23	500,000	492,531
1.375%, 6/30/23	500,000	481,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

2.500%, 8/15/23		$350,000	$359,187
1.375%, 8/31/23		300,000	288,195
1.375%, 9/30/23		400,000	383,872
2.750%, 11/15/23		1,350,000	1,405,139
2.750%, 2/15/24		2,550,000	2,652,897
2.125%, 3/31/24		300,000	300,178
2.500%, 5/15/24		1,800,000	1,843,875
2.375%, 8/15/24		1,000,000	1,015,312
2.250%, 11/15/24		710,000	713,938
2.000%, 2/15/25		2,139,000	2,109,622
2.000%, 8/15/25		1,250,000	1,228,652
2.250%, 11/15/25		2,000,000	2,000,453
1.625%, 2/15/26		1,400,000	1,330,492
1.625%, 5/15/26		130,000	123,243
1.500%, 8/15/26		1,600,000	1,496,950
2.000%, 11/15/26		550,000	536,340
2.250%, 2/15/27		1,750,000	1,741,947
2.375%, 5/15/27		1,000,000	1,006,406
Union Pacific Corp.
5.700%, 8/15/18		94,000	98,111
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	77,963
United Technologies Corp.
3.100%, 6/1/22		56,000	57,810
UnitedHealth Group, Inc.
2.300%, 12/15/19		150,000	151,341
2.875%, 12/15/21		45,000	45,930
3.750%, 7/15/25		100,000	105,066
US Bancorp
2.200%, 4/25/19		150,000	151,416
3.600%, 9/11/24		150,000	155,884
Valero Energy Corp.
6.125%, 2/1/20		56,000	61,611
Ventas Realty LP (REIT)
4.250%, 3/1/22		38,000	40,234
3.750%, 5/1/24		150,000	152,521
Verizon Communications, Inc.
4.500%, 9/15/20		100,000	106,759
2.946%, 3/15/22§		102,000	102,650
5.150%, 9/15/23		400,000	443,907
VF Corp.
0.625%, 9/20/23	EUR	350,000	391,299
Viacom, Inc.
2.750%, 12/15/19		$62,000	62,678
3.875%, 12/15/21		75,000	77,873
Virginia Electric & Power Co.
2.950%, 11/15/26		100,000	99,525
Visa, Inc.
2.200%, 12/14/20		200,000	201,549
2.800%, 12/14/22		175,000	178,152
Voya Financial, Inc.
3.650%, 6/15/26		100,000	100,399
Walgreen Co.
3.100%, 9/15/22		19,000	19,399
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	102,946
3.450%, 6/1/26		150,000	149,643
Wal-Mart Stores, Inc.
3.625%, 7/8/20		113,000	118,696
3.250%, 10/25/20		113,000	117,633

Walt Disney Co. (The)
2.300%, 2/12/21		$80,000	$80,575
3.750%, 6/1/21		19,000	20,133
3.000%, 2/13/26		100,000	100,013
Wells Fargo & Co.
2.150%, 1/15/19		150,000	150,692
2.600%, 7/22/20		70,000	70,862
3.500%, 3/8/22		56,000	58,160
3.450%, 2/13/23		94,000	96,016
3.300%, 9/9/24		100,000	101,356
3.550%, 9/29/25		100,000	101,815
3.000%, 4/22/26		150,000	146,380
3.584%, 5/22/28 (l)		100,000	101,346
Wells Fargo Bank NA
1.750%, 5/24/19		250,000	249,613
Welltower, Inc. (REIT)
4.250%, 4/1/26		100,000	104,656
Williams Partners LP
4.125%, 11/15/20		150,000	157,416
4.000%, 9/15/25		100,000	101,772
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	76,457
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	58,940
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	99,445
Xerox Corp.
2.750%, 9/1/20		50,000	49,834
4.070%, 3/17/22§		24,000	24,571
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	100,689
3.150%, 4/1/22		100,000	101,331
Zoetis, Inc.
3.250%, 2/1/23		85,000	87,058

Total United States			158,190,141

Uruguay (0.1%)
Republic of Uruguay
4.500%, 8/14/24		150,000	162,563

Total Long Term Debt Securities (97.7%) (Cost $293,644,042)			296,004,689

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.9%)
Kingdom of Norway
0.40%, 12/20/17 (m)(p)	NOK	23,925,000	2,860,311

	Number of Shares		Value (Note 1)
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares		1,680,791	1,681,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $300,028, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $306,000. (xx)	$300,000	$300,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $150,019, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $166,774. (xx)	150,000	150,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $52,748, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $58,640. (xx)	52,742	52,742
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $328,459, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $334,997. (xx)	328,428	328,428

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $102,001. (xx)	$100,000	$100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $100,011, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $102,012. (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $10,200. (xx)	$10,000	$10,000

Total Repurchase Agreements		1,441,170

Total Short-Term Investments (2.0%) (Cost $5,984,077)		5,982,777

Total Investments (99.7%) (Cost $299,628,119)		301,987,466
Other Assets Less Liabilities (0.3%)		852,891

Net Assets (100%)		$302,840,357

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $7,343,323 or 2.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $533,392 or 0.2% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $35,252,367 or 11.6% of net assets.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $1,410,961. This was secured by cash collateral of $1,441,170 which was subsequently invested in joint repurchase agreements with a total value of $1,441,170, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombia Peso
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
HUF	— Hungary Forint
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
RON	— Romanian Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
ZAR	— South African Rand

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
U.S. Treasury Obligations	$101,434,399	33.5%
Foreign Government Securities	86,487,998	28.6
Financials	38,684,310	12.8
Supranational	14,396,269	4.7
Energy	7,571,426	2.5
Consumer Discretionary	7,365,029	2.4
Health Care	6,822,714	2.3
Consumer Staples	6,093,401	2.0
Information Technology	5,944,686	2.0
U.S. Government Agency Securities	5,229,506	1.7
Industrials	4,633,807	1.5
Utilities	3,560,708	1.2
Telecommunication Services	2,751,570	0.9
Materials	2,474,423	0.8
Real Estate	2,261,962	0.7
Investment Companies	1,681,296	0.6
Repurchase Agreements	1,441,170	0.5
Municipal Bonds	292,481	0.1
Cash and Other	3,713,202	1.2

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Danish Krone vs. European Union Euro, expiring 9/13/17#	JPMorgan Chase Bank	20,500	2,758	$3,161,426	$3,161,904	$(478)
British Pound vs. European Union Euro, expiring 9/13/17#	JPMorgan Chase Bank	525	594	685,286	680,484	4,802

						$4,324

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at June 30, 2017 of the currency being purchased, and the U.S. $ Settlement Value is the value at June 30, 2017 of the currency being sold.

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/13/17	JPMorgan Chase Bank	2,350	$3,067,474	$3,055,284	$12,190
Canadian Dollar vs. U.S. Dollar, expiring 7/25/17	JPMorgan Chase Bank	4,700	3,625,814	3,497,677	128,137
European Union Euro vs. U.S. Dollar, expiring 7/18/17	JPMorgan Chase Bank	6,600	7,543,480	7,039,316	504,164
European Union Euro vs. U.S. Dollar, expiring 8/24/17	JPMorgan Chase Bank	11,800	13,513,576	13,329,410	184,166
European Union Euro vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	13,500	15,481,091	15,212,745	268,346
Japanese Yen vs. U.S. Dollar, expiring 8/15/17	JPMorgan Chase Bank	1,300,000	11,579,217	11,432,179	147,038
Japanese Yen vs. U.S. Dollar, expiring 9/19/17	JPMorgan Chase Bank	1,735,000	15,477,760	15,899,140	(421,380)

					$822,661

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/20/17	JPMorgan Chase Bank	20,400	$15,486,885	$15,663,935	$(177,050)
Brazilian Real vs. U.S. Dollar, expiring 8/30/17	State Street Bank & Trust	5,450	1,632,030	1,625,370	6,660
Canadian Dollar vs. U.S. Dollar, expiring 7/25/17	JPMorgan Chase Bank	4,700	3,432,531	3,625,814	(193,283)
Danish Krone vs. U.S. Dollar, expiring 9/13/17	JPMorgan Chase Bank	20,500	3,112,313	3,161,426	(49,113)
European Union Euro vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	685	774,254	785,522	(11,268)
Hungarian Forint vs. U.S. Dollar, expiring 8/22/17	JPMorgan Chase Bank	825,000	2,978,686	3,057,212	(78,526)
New Zealand Dollar vs. U.S. Dollar, expiring 9/14/17	JPMorgan Chase Bank	8,735	6,271,625	6,392,515	(120,890)
Poland Zloty vs. U.S. Dollar, expiring 8/22/17	JPMorgan Chase Bank	22,400	5,914,410	6,043,310	(128,900)
South African Rand vs. U.S. Dollar, expiring 9/6/17	JPMorgan Chase Bank	26,500	2,026,440	2,003,587	22,853
Thailand Baht vs. U.S. Dollar, expiring 8/15/17	JPMorgan Chase Bank	122,000	3,506,362	3,591,424	(85,062)

					$(814,579)

					$12,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$7,365,029	$—	$7,365,029
Consumer Staples	—	6,093,401	—	6,093,401
Energy	—	7,571,426	—	7,571,426
Financials	—	38,684,310	—	38,684,310
Health Care	—	6,822,714	—	6,822,714
Industrials	—	4,633,807	—	4,633,807
Information Technology	—	5,944,686	—	5,944,686
Materials	—	2,474,423	—	2,474,423
Real Estate	—	2,261,962	—	2,261,962
Telecommunication Services	—	2,751,570	—	2,751,570
Utilities	—	3,560,708	—	3,560,708
Foreign Government Securities	—	86,487,998	—	86,487,998
Forward Currency Contracts	—	1,278,356	—	1,278,356
Municipal Bonds	—	292,481	—	292,481
Short-Term Investments
Foreign Government Treasury Bills	—	2,860,311	—	2,860,311
Investment Companies	1,681,296	—	—	1,681,296
Repurchase Agreements	—	1,441,170	—	1,441,170
Supranational	—	14,396,269	—	14,396,269
U.S. Government Agency Securities	—	5,229,506	—	5,229,506
U.S. Treasury Obligations	—	101,434,399	—	101,434,399

Total Assets	$1,681,296	$301,584,526	$—	$303,265,822

Liabilities:
Forward Currency Contracts	$—	$(1,265,950)	$—	$(1,265,950)

Total Liabilities	$—	$(1,265,950)	$—	$(1,265,950)

Total	$1,681,296	$300,318,576	$—	$301,999,872

There were no transfers between Levels 1, 2 and 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,278,356

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,265,950)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(4,327,597)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$4,022,962

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $124,547,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$1,271,696	$(1,265,950)	$—	$5,746
State Street Bank & Trust	6,660	—	—	6,660

Total	$1,278,356	$(1,265,950)	$—	$12,406

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$1,265,950	$(1,265,950)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$77,592,462
Long-term U.S. government debt securities	13,263,001

$90,855,463

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$82,969,030
Long-term U.S. government debt securities	16,002,828

$98,971,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,169,251
Aggregate gross unrealized depreciation	(4,519,984)

Net unrealized appreciation	$1,649,267

Federal income tax cost of investments	$300,338,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $298,186,949)	$300,546,296
Repurchase Agreements (Cost $1,441,170)	1,441,170
Cash	1,172,197
Foreign cash (Cost $723,937)	732,052
Dividends, interest and other receivables	1,982,962
Receivable for securities sold	1,446,355
Unrealized appreciation on forward foreign currency contracts	1,278,356
Receivable from Separate Accounts for Trust shares sold	21,373
Security lending income receivable	752
Other assets	3,454

Total assets	308,624,967

LIABILITIES
Payable for securities purchased	2,665,089
Payable for return of collateral on securities loaned	1,441,170
Unrealized depreciation on forward foreign currency contracts	1,265,950
Investment management fees payable	123,900
Payable to Separate Accounts for Trust shares redeemed	111,634
Administrative fees payable	30,967
Distribution fees payable – Class IB	14,943
Distribution fees payable – Class IA	3,041
Accrued expenses	127,916

Total liabilities	5,784,610

NET ASSETS	$302,840,357

Net assets were comprised of:
Paid in capital	$307,079,646
Accumulated undistributed net investment income (loss)	145,044
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(6,767,907)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,383,574

Net assets	$302,840,357

Class IA
Net asset value, offering and redemption price per share, $14,639,243 / 1,617,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.05

Class IB
Net asset value, offering and redemption price per share, $72,281,692 / 8,004,032 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.03

Class K
Net asset value, offering and redemption price per share, $215,919,422 / 23,709,392 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

(x)	Includes value of securities on loan of $1,410,961.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest (net of $28,691 foreign withholding tax)	$3,927,987
Dividends	5,614
Securities lending (net)	5,339

Total income	3,938,940

EXPENSES
Investment management fees	835,132
Administrative fees	188,364
Distribution fees – Class IB	89,300
Custodian fees	57,524
Professional fees	32,517
Distribution fees – Class IA	18,618
Printing and mailing expenses	11,602
Trustees’ fees	3,651
Miscellaneous	14,868

Gross expenses	1,251,576
Less: Waiver from investment manager	(80,505)

Net expenses	1,171,071

NET INVESTMENT INCOME (LOSS)	2,767,869

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,664,067)
Foreign currency transactions	(4,084,258)

Net realized gain (loss)	(6,748,325)

Change in unrealized appreciation (depreciation) on:
Investments	11,512,965
Foreign currency translations	4,066,797

Net change in unrealized appreciation (depreciation)	15,579,762

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,831,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,599,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,767,869	$5,509,724
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	(6,748,325)	3,238,377
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	15,579,762	(5,466,194)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,599,306	3,281,907

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(297,202)
Class IB	—	(1,389,672)
Class K	—	(4,864,968)

	—	(6,551,842)

Distributions from net realized capital gains
Class IA	—	(29,379)
Class IB	—	(137,686)
Class K	—	(423,469)

	—	(590,534)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,142,376)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 136,049 and 340,503 shares, respectively ]	1,206,833	3,162,210
Capital shares issued in reinvestment of dividends and distributions [ 0 and 37,717 shares, respectively ]	—	326,581
Capital shares repurchased [ (251,343) and (415,206) shares, respectively ]	(2,236,546)	(3,825,900)

Total Class IA transactions	(1,029,713)	(337,109)

Class IB
Capital shares sold [ 442,470 and 742,923 shares, respectively ]	3,906,131	6,850,516
Capital shares issued in reinvestment of dividends and distributions [ 0 and 176,766 shares, respectively ]	—	1,527,358
Capital shares repurchased [ (602,044) and (1,409,631) shares, respectively ]	(5,333,778)	(12,967,897)

Total Class IB transactions	(1,427,647)	(4,590,023)

Class K
Capital shares sold [ 861,773 and 1,527,896 shares, respectively ]	7,715,434	14,235,578
Capital shares issued in reinvestment of dividends and distributions [ 0 and 607,737 shares, respectively ]	—	5,288,437
Capital shares repurchased [ (2,304,379) and (3,035,534) shares, respectively ]	(20,652,168)	(28,059,018)

Total Class K transactions	(12,936,734)	(8,535,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,394,094)	(13,462,135)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,794,788)	(17,322,604)
NET ASSETS:
Beginning of period	306,635,145	323,957,749

End of period (a)	$302,840,357	$306,635,145

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$145,044	$(2,622,825)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.72	$8.85	$9.22	$9.33	$9.88	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.15	0.17	0.18	0.19
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.26	(0.08)	(0.51)	(0.10)	(0.43)	0.18

Total from investment operations	0.33	0.06	(0.36)	0.07	(0.25)	0.37

Less distributions:
Dividends from net investment income	—	(0.17)	— #	(0.06)	— #	(0.15)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.12)	(0.30)	(0.38)

Total dividends and distributions	—	(0.19)	(0.01)	(0.18)	(0.30)	(0.53)

Net asset value, end of period	$9.05	$8.72	$8.85	$9.22	$9.33	$9.88

Total return (b)	3.78%	0.71%	(3.84)%	0.83%	(2.54)%	3.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,639	$15,114	$15,670	$19,249	$18,909	$21,325
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.98%	1.00%	1.00%	1.00%	0.97%
Before waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	1.02%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.64%	1.51%	1.63%	1.84%	1.86%	1.84%
Before waivers (a)(f)	1.59%	1.49%	1.63%	1.84%	1.84%	1.84%
Portfolio turnover rate (z)^	31%	44%	71%	71%	44%	36%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.70	$8.83	$9.20	$9.31	$9.85	$10.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.15	0.17	0.18	0.18
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.26	(0.08)	(0.51)	(0.10)	(0.42)	0.19

Total from investment operations	0.33	0.06	(0.36)	0.07	(0.24)	0.37

Less distributions:
Dividends from net investment income	—	(0.17)	— #	(0.06)	— #	(0.15)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.12)	(0.30)	(0.38)

Total dividends and distributions	—	(0.19)	(0.01)	(0.18)	(0.30)	(0.53)

Net asset value, end of period	$9.03	$8.70	$8.83	$9.20	$9.31	$9.85

Total return (b)	3.79%	0.70%	(3.85)%	0.83%	(2.45)%	3.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,282	$71,048	$76,454	$87,532	$93,327	$610,175
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.98%	1.00%	1.00%	1.00%	1.01%
Before waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	1.02%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%	1.51%	1.63%	1.84%	1.84%	1.80%
Before waivers (a)(f)	1.59%	1.49%	1.63%	1.84%	1.83%	1.80%
Portfolio turnover rate (z)^	31%	44%	71%	71%	44%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.77	$8.90	$9.24	$9.35	$9.88	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.17	0.20	0.20	0.21
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.26	(0.07)	(0.50)	(0.10)	(0.43)	0.18

Total from investment operations	0.34	0.09	(0.33)	0.10	(0.23)	0.39

Less distributions:
Dividends from net investment income	—	(0.20)	— #	(0.09)	— #	(0.17)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.12)	(0.30)	(0.38)

Total dividends and distributions	—	(0.22)	(0.01)	(0.21)	(0.30)	(0.55)

Net asset value, end of period	$9.11	$8.77	$8.90	$9.24	$9.35	$9.88

Total return (b)	3.88%	0.97%	(3.51)%	1.08%	(2.34)%	3.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,919	$220,473	$231,834	$238,899	$161,205	$138,577
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.73%	0.75%	0.75%	0.75%	0.76%
Before waivers (a)(f)	0.75%	0.75%	0.75%	0.75%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%	1.76%	1.87%	2.10%	2.11%	2.05%
Before waivers (a)(f)	1.84%	1.74%	1.87%	2.10%	2.09%	2.05%
Portfolio turnover rate (z)^	31%	44%	71%	71%	44%	36%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Government Agency Securities	48.0%
U.S. Treasury Obligations	39.0
Exchange Traded Funds	10.2
Investment Companies	1.8
Foreign Government Securities	1.8
Financials	0.5
Repurchase Agreements	0.5
Energy	0.1
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,007.82	$3.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.34	3.49
Class IB
Actual	1,000.00	1,007.87	3.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.34	3.49
Class K
Actual	1,000.00	1,008.80	2.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.24

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.70%, 0.70% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.6%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$3,764,000	$3,771,152
2.460%, 12/15/25	4,250,000	4,252,737

Total Energy		8,023,889

Financials (0.5%)
Diversified Financial Services (0.5%)
NCUA Guaranteed Notes
Series A5 3.450%, 6/12/21	280,000	294,710
Private Export Funding Corp.
Series II 2.050%, 11/15/22	10,325,000	10,263,922
Series JJ 1.875%, 7/15/18	10,250,000	10,308,134
Series KK 3.550%, 1/15/24	5,979,000	6,426,174
Series LL 2.250%, 3/15/20	10,000,000	10,140,981
Series MM 2.300%, 9/15/20	2,500,000	2,539,886
Series NN 3.250%, 6/15/25	2,500,000	2,631,537
Series Z 4.375%, 3/15/19	280,000	293,352

Total Financials		42,898,696

Total Corporate Bonds		50,922,585

Foreign Government Securities (1.8%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	19,190,287
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,576,984
State of Israel
5.500%, 9/18/23	20,000,000	23,586,758
5.500%, 4/26/24	27,579,000	32,919,634
Ukraine Government AID Bonds
1.844%, 5/16/19	10,763,000	10,829,731
1.847%, 5/29/20	22,531,000	22,630,136
1.471%, 9/29/21	25,000,000	24,500,000

Total Foreign Government Securities		140,233,530

U.S. Government Agency Securities (48.0%)
FFCB
0.875%, 9/20/18	5,000,000	4,978,103
1.300%, 12/14/18	10,000,000	9,997,810
1.030%, 4/5/19	5,000,000	4,966,921
1.170%, 5/16/19	5,000,000	4,974,270
1.500%, 12/19/19	5,000,000	4,996,196
1.400%, 2/24/20	10,000,000	9,945,682
1.400%, 4/13/20	2,500,000	2,484,418
1.550%, 5/8/20	12,000,000	11,973,654
1.620%, 4/20/21	10,000,000	9,915,133
1.550%, 5/17/21	10,000,000	9,875,237
1.620%, 6/14/21	5,000,000	4,953,506

1.500%, 7/6/21	$5,000,000	$4,936,227
1.680%, 1/5/22	5,000,000	4,917,206
1.980%, 6/13/23	10,000,000	9,843,351
FHLB
0.625%, 8/7/18	30,250,000	30,006,185
1.125%, 9/14/18	30,000,000	29,961,957
2.000%, 9/14/18	25,000,000	25,186,215
0.875%, 10/1/18	65,000,000	64,612,652
1.750%, 12/14/18	50,000,000	50,242,125
1.250%, 1/16/19	70,000,000	69,870,437
1.500%, 3/8/19	40,000,000	40,053,304
1.875%, 3/8/19	32,600,000	32,868,089
1.375%, 3/18/19	60,000,000	59,964,618
5.375%, 5/15/19	1,850,000	1,984,382
1.375%, 5/28/19	60,405,000	60,351,765
1.625%, 6/14/19	40,000,000	40,151,392
1.125%, 6/21/19	40,000,000	39,741,624
0.875%, 8/5/19	60,000,000	59,301,774
1.000%, 9/26/19	50,000,000	49,515,930
1.375%, 11/15/19	67,495,000	67,298,873
4.125%, 12/13/19	450,000	477,796
1.650%, 1/6/20	20,000,000	20,000,100
1.875%, 3/13/20	45,000,000	45,340,969
4.125%, 3/13/20	4,650,000	4,959,212
1.750%, 7/13/20	25,000,000	24,974,563
1.830%, 7/29/20	20,000,000	20,105,108
2.875%, 9/11/20	10,000,000	10,372,389
5.250%, 12/11/20	9,815,000	10,955,922
1.375%, 2/18/21	40,000,000	39,544,064
1.750%, 3/12/21	20,000,000	19,996,850
5.625%, 6/11/21	1,850,000	2,120,003
1.125%, 7/14/21	55,000,000	53,641,450
1.875%, 11/29/21	88,500,000	88,744,322
2.625%, 12/10/21	9,825,000	10,150,625
2.250%, 3/11/22	5,000,000	5,074,595
2.310%, 8/9/22	30,000,000	30,022,164
2.250%, 9/7/22	10,000,000	9,988,552
2.875%, 6/14/24	10,000,000	10,409,480
2.875%, 9/13/24	26,180,000	27,161,046
2.750%, 12/13/24	10,000,000	10,276,189
FHLMC
0.850%, 7/27/18	10,000,000	9,947,898
1.050%, 7/27/18	16,910,000	16,850,257
1.000%, 8/15/18	10,000,000	9,969,691
1.070%, 9/6/18	10,000,000	9,971,033
1.100%, 9/13/18	35,000,000	34,872,859
0.875%, 10/12/18	50,000,000	49,690,020
1.050%, 11/7/18	20,000,000	19,922,752
1.350%, 1/25/19	10,000,000	9,994,987
0.950%, 1/30/19	10,000,000	9,932,144
3.750%, 3/27/19	47,550,000	49,457,540
1.125%, 4/15/19	50,000,000	49,775,575
1.750%, 5/30/19	48,650,000	48,979,876
1.550%, 6/6/19	20,000,000	20,002,206
0.875%, 7/19/19	50,000,000	49,444,155
1.250%, 7/26/19	25,000,000	24,881,970
1.550%, 7/26/19	10,000,000	9,999,579
2.000%, 7/30/19	200,000	202,124
1.250%, 8/1/19	71,000,000	70,665,263
1.875%, 8/16/19	10,000,000	10,010,754
1.300%, 8/28/19	10,000,000	9,956,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.500%, 9/9/19	$15,000,000	$14,998,480
1.250%, 10/2/19	85,500,000	85,044,533
1.625%, 10/25/19	15,000,000	15,019,181
1.500%, 1/17/20	90,000,000	89,893,089
1.800%, 4/13/20	10,000,000	10,007,615
1.375%, 4/20/20	10,000,000	9,941,883
1.750%, 4/27/20	10,000,000	10,016,091
1.800%, 4/28/20	20,000,000	20,006,868
1.375%, 5/1/20	77,500,000	77,020,546
1.850%, 7/13/20	35,000,000	35,016,531
1.330%, 12/30/20	5,000,000	4,937,097
1.125%, 8/12/21	40,000,000	38,934,472
2.375%, 1/13/22	90,000,000	91,894,977
2.290%, 4/13/22	10,000,000	10,005,393
Financing Corp.
9.650%, 11/2/18	1,950,000	2,166,085
8.600%, 9/26/19	380,000	439,166
FNMA
1.125%, 7/20/18	40,000,000	39,908,760
0.750%, 7/27/18	30,000,000	29,833,452
0.875%, 7/27/18	10,000,000	9,957,160
1.875%, 9/18/18	40,000,000	40,255,064
1.125%, 10/19/18 (x)	50,000,000	49,846,185
1.625%, 11/27/18	40,000,000	40,145,052
1.125%, 12/14/18	50,000,000	49,793,515
1.250%, 12/28/18	1,000,000	997,597
1.375%, 1/28/19	45,000,000	44,981,842
1.875%, 2/19/19	50,000,000	50,370,310
1.000%, 2/26/19	50,000,000	49,653,295
1.250%, 2/26/19	15,000,000	14,954,769
1.750%, 6/20/19	25,000,000	25,154,580
1.250%, 6/28/19	5,000,000	4,977,936
1.075%, 7/11/19	5,000,000	4,962,476
1.250%, 7/26/19	5,000,000	4,972,204
0.875%, 8/2/19	60,000,000	59,304,516
1.000%, 8/28/19	45,000,000	44,588,516
1.750%, 9/12/19	50,000,000	50,316,155
(Zero Coupon), 10/9/19	31,625,000	30,299,337
1.000%, 10/24/19	60,000,000	59,305,320
1.330%, 10/24/19	5,000,000	4,983,873
1.750%, 11/26/19	30,000,000	30,161,508
1.625%, 1/21/20	50,000,000	50,132,145
1.650%, 1/27/20	10,000,000	9,998,728
1.700%, 1/27/20	10,000,000	10,001,084
1.500%, 2/28/20	66,670,000	66,529,440
1.300%, 3/30/20	10,000,000	9,919,463
1.375%, 5/1/20 (l)	10,000,000	9,963,150
1.500%, 6/22/20	60,000,000	59,886,786
1.440%, 9/30/20	10,000,000	9,918,356
1.900%, 10/27/20	10,000,000	10,012,488
1.400%, 11/10/20	10,000,000	9,902,611
1.500%, 11/30/20	50,000,000	49,703,200
1.875%, 12/28/20	39,703,000	39,939,356
1.375%, 2/26/21	50,000,000	49,412,300
1.250%, 5/6/21	30,000,000	29,489,118
1.250%, 8/17/21	60,000,000	58,723,338
1.375%, 10/7/21	50,000,000	49,112,140
2.000%, 1/5/22	45,000,000	45,200,628
1.875%, 4/5/22	25,000,000	24,953,227
2.625%, 9/6/24	60,000,000	61,527,294
2.125%, 4/24/26	59,485,000	58,090,136
1.875%, 9/24/26	70,000,000	66,502,499

Tennessee Valley Authority
3.875%, 2/15/21	$3,345,000	$3,593,626
1.875%, 8/15/22	12,000,000	11,934,431
2.875%, 9/15/24	20,000,000	20,679,772
6.750%, 11/1/25	15,779,000	20,724,192
2.875%, 2/1/27	15,000,000	15,383,187

Total U.S. Government Agency Securities		3,885,009,588

U.S. Treasury Obligations (39.0%)
U.S. Treasury Bonds
8.875%, 2/15/19	9,300,000	10,424,719
8.500%, 2/15/20	1,850,000	2,183,665
8.750%, 5/15/20	2,800,000	3,366,322
8.750%, 8/15/20	6,500,000	7,910,551
7.875%, 2/15/21	2,800,000	3,404,450
8.125%, 5/15/21	3,250,000	4,023,449
8.000%, 11/15/21	2,800,000	3,527,016
7.125%, 2/15/23	2,000,000	2,547,609
6.250%, 8/15/23	1,000,000	1,243,953
U.S. Treasury Notes
1.375%, 7/31/18	25,000,000	25,019,042
2.250%, 7/31/18	5,150,000	5,201,299
1.000%, 8/15/18	20,000,000	19,932,344
4.000%, 8/15/18	5,600,000	5,766,250
0.750%, 8/31/18	5,000,000	4,967,520
1.500%, 8/31/18	22,850,000	22,897,395
1.375%, 9/30/18	20,000,000	20,012,032
1.750%, 10/31/18	18,650,000	18,754,979
3.750%, 11/15/18	20,000,000	20,649,218
1.250%, 11/30/18	20,000,000	19,975,468
1.375%, 11/30/18	14,000,000	14,004,868
1.375%, 12/31/18	18,650,000	18,656,410
1.125%, 1/15/19	14,000,000	13,950,945
1.250%, 1/31/19	18,650,000	18,617,726
1.500%, 1/31/19	25,000,000	25,053,908
2.750%, 2/15/19	16,750,000	17,123,604
1.375%, 2/28/19	14,000,000	14,003,007
1.500%, 2/28/19	20,000,000	20,042,968
1.500%, 3/31/19	25,000,000	25,064,062
1.625%, 3/31/19	20,000,000	20,091,484
1.250%, 4/30/19	14,000,000	13,967,407
1.625%, 4/30/19	20,000,000	20,089,532
3.125%, 5/15/19	5,000,000	5,160,821
1.500%, 5/31/19	30,000,000	30,069,024
1.625%, 6/30/19	30,000,000	30,136,641
0.875%, 7/31/19	18,300,000	18,107,422
1.625%, 7/31/19	5,000,000	5,023,008
1.625%, 8/31/19	25,000,000	25,111,133
1.000%, 9/30/19	5,000,000	4,953,515
1.750%, 9/30/19	25,000,000	25,181,640
1.500%, 10/31/19	30,000,000	30,042,891
3.375%, 11/15/19	26,000,000	27,166,344
1.500%, 11/30/19	35,000,000	35,033,905
1.625%, 12/31/19	35,000,000	35,133,438
1.250%, 1/31/20	40,000,000	39,753,436
1.375%, 1/31/20	2,000,000	1,994,531
3.625%, 2/15/20	24,450,000	25,780,615
1.375%, 2/29/20	35,000,000	34,877,773
1.125%, 3/31/20	20,000,000	19,793,750
1.375%, 3/31/20	40,000,000	39,851,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.500%, 4/15/20	$15,000,000	$14,990,157
1.375%, 4/30/20	30,000,000	29,866,641
3.500%, 5/15/20	28,400,000	29,958,007
1.375%, 5/31/20	45,000,000	44,784,139
1.500%, 5/31/20	40,000,000	39,944,376
1.625%, 6/30/20	25,000,000	25,044,728
1.625%, 7/31/20	50,000,000	50,064,845
2.625%, 8/15/20	13,000,000	13,407,571
1.375%, 8/31/20	50,000,000	49,656,640
2.125%, 8/31/20	10,000,000	10,161,719
1.375%, 9/30/20	25,000,000	24,812,500
1.375%, 10/31/20	25,000,000	24,798,242
1.750%, 10/31/20	30,000,000	30,128,907
2.625%, 11/15/20	23,750,000	24,509,259
1.625%, 11/30/20	40,000,000	39,977,188
2.000%, 11/30/20	25,000,000	25,293,555
1.750%, 12/31/20	50,000,000	50,150,000
2.375%, 12/31/20	25,000,000	25,609,375
1.375%, 1/31/21	50,000,000	49,473,830
2.125%, 1/31/21	30,000,000	30,465,234
3.625%, 2/15/21	35,000,000	37,383,556
1.125%, 2/28/21	25,000,000	24,494,727
2.000%, 2/28/21	25,000,000	25,279,298
1.250%, 3/31/21	25,000,000	24,587,890
2.250%, 3/31/21	5,000,000	5,098,828
1.375%, 4/30/21	60,000,000	59,234,532
2.250%, 4/30/21	30,000,000	30,583,359
3.125%, 5/15/21	14,300,000	15,042,372
1.375%, 5/31/21	30,000,000	29,584,923
1.125%, 6/30/21	50,000,000	48,802,735
1.125%, 7/31/21	15,000,000	14,621,016
2.250%, 7/31/21	25,000,000	25,476,562
1.125%, 8/31/21	50,000,000	48,686,330
2.000%, 8/31/21	20,000,000	20,175,000
1.125%, 9/30/21	50,000,000	48,637,890
2.125%, 9/30/21	25,000,000	25,342,187
1.250%, 10/31/21	50,000,000	48,841,405
1.750%, 11/30/21	40,000,000	39,895,936
1.875%, 11/30/21	50,000,000	50,130,080
2.000%, 12/31/21	45,000,000	45,325,548
2.125%, 12/31/21	40,000,000	40,512,500
1.500%, 1/31/22	49,000,000	48,253,514
1.875%, 1/31/22	25,000,000	25,032,618
1.750%, 2/28/22	20,000,000	19,912,812
1.875%, 2/28/22	30,000,000	30,036,798
1.750%, 3/31/22	20,000,000	19,897,032
1.875%, 3/31/22	20,000,000	20,010,312
1.750%, 4/30/22	74,000,000	73,579,702
1.875%, 4/30/22	25,000,000	24,996,875
1.750%, 5/31/22	25,000,000	24,852,148
1.875%, 5/31/22	25,000,000	24,998,047
1.625%, 8/15/22	30,000,000	29,594,061
1.750%, 9/30/22	25,000,000	24,773,438
1.875%, 10/31/22	25,000,000	24,910,743
1.625%, 11/15/22	12,000,000	11,800,124
2.000%, 11/30/22	10,000,000	10,022,031
2.125%, 12/31/22	35,000,000	35,275,625
1.750%, 1/31/23	20,000,000	19,750,000
2.000%, 2/15/23	40,000,000	40,015,624
1.750%, 5/15/23	25,000,000	24,626,562
2.500%, 8/15/23	30,000,000	30,787,500
1.375%, 8/31/23	10,000,000	9,606,484

1.375%, 9/30/23	$20,000,000	$19,193,594
1.625%, 10/31/23	32,500,000	31,653,476
2.750%, 11/15/23	15,000,000	15,612,656
2.125%, 2/29/24	25,000,000	25,029,297
2.125%, 3/31/24	10,000,000	10,005,938
2.000%, 4/30/24	18,000,000	17,863,171
2.500%, 5/15/24	10,000,000	10,243,750
2.375%, 8/15/24	20,000,000	20,306,250
2.250%, 11/15/24	20,000,000	20,110,938
2.000%, 2/15/25	20,000,000	19,725,312
2.125%, 5/15/25	20,000,000	19,874,688
2.000%, 8/15/25	20,000,000	19,658,438
1.625%, 2/15/26	30,000,000	28,510,548
1.625%, 5/15/26	35,000,000	33,180,819
1.500%, 8/15/26	40,000,000	37,423,748
2.000%, 11/15/26	50,000,000	48,758,205
2.250%, 2/15/27	15,000,000	14,930,976

Total U.S. Treasury Obligations		3,161,292,094

Total Long-Term Debt Securities (89.4%) (Cost $7,245,317,317)		7,237,457,797

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares 1-3 Year Treasury Bond Fund (x)	4,288,450	362,331,141
iShares 3-7 Year Treasury Bond Fund	1,306,067	161,390,699
iShares 7-10 Year Treasury Bond Fund (x)	2,813,450	299,941,904

Total Exchange Traded Funds (10.2%) (Cost $798,559,133)		823,663,744

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	151,505,580	151,551,032

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $2,100,254, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,334,829. (xx)	$2,100,000	2,100,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,000,517, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $4,447,294. (xx)	$4,000,000	$4,000,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $94,689, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $96,574. (xx)	94,680	94,680
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,000,450, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $5,100,027. (xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,000,447, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,041,332. (xx)	2,000,000	2,000,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $6,001,270, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $6,120,713. (xx)	6,000,000	6,000,000

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $7,000,735, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $7,141,500. (xx)	$7,000,000	$7,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $5,100,009. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		38,194,680

Total Short-Term Investments (2.3%) (Cost $189,747,430)		189,745,712

Total Investments (101.9%) (Cost $8,233,623,880)		8,250,867,253
Other Assets Less Liabilities (-1.9%)		(153,047,129)

Net Assets (100%)		$8,097,820,124

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $37,386,133. This was secured by cash collateral of $38,194,680 which was subsequently invested in joint repurchase agreements with a total value of $38,194,680, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
NCUA	— National Credit Union Administration

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$8,023,889	$—	$8,023,889
Financials	—	42,898,696	—	42,898,696
Exchange Traded Funds	823,663,744	—	—	823,663,744
Foreign Government Securities	—	140,233,530	—	140,233,530
Short-Term Investments
Investment Companies	151,551,032	—	—	151,551,032
Repurchase Agreements	—	38,194,680	—	38,194,680
U.S. Government Agency Securities	—	3,885,009,588	—	3,885,009,588
U.S. Treasury Obligations	—	3,161,292,094	—	3,161,292,094

Total Assets	$975,214,776	$7,275,652,477	$—	$8,250,867,253

Total Liabilities	$—	$—	$—	$—

Total	$975,214,776	$7,275,652,477	$—	$8,250,867,253

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,223,546,121
Long-term U.S. government debt securities	548,669,707

$1,772,215,828

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,148,210,166
Long-term U.S. government debt securities	651,673,042

$1,799,883,208

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,521,618
Aggregate gross unrealized depreciation	(34,675,108)

Net unrealized appreciation	$15,846,510

Federal income tax cost of investments	$8,235,020,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $8,195,429,200)	$8,212,672,573
Repurchase Agreements (Cost $38,194,680)	38,194,680
Receivable for securities sold	169,376,163
Dividends, interest and other receivables	29,686,438
Receivable from Separate Accounts for Trust shares sold	244,037
Security lending income receivable	33,154
Other assets	91,467

Total assets	8,450,298,512

LIABILITIES
Overdraft payable	47,500
Payable for securities purchased	309,313,713
Payable for return of collateral on securities loaned	38,194,680
Investment management fees payable	2,204,460
Payable to Separate Accounts for Trust shares redeemed	1,714,115
Administrative fees payable	657,046
Distribution fees payable – Class IB	77,934
Distribution fees payable – Class IA	30,308
Trustees’ fees payable	6,923
Accrued expenses	231,709

Total liabilities	352,478,388

NET ASSETS	$8,097,820,124

Net assets were comprised of:
Paid in capital	$8,038,583,953
Accumulated undistributed net investment income (loss)	41,023,167
Accumulated undistributed net realized gain (loss) on investments	969,631
Net unrealized appreciation (depreciation) on investments	17,243,373

Net assets	$8,097,820,124

Class IA
Net asset value, offering and redemption price per share, $146,792,343 / 14,241,001 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.31

Class IB
Net asset value, offering and redemption price per share, $375,355,114 / 36,629,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

Class K
Net asset value, offering and redemption price per share, $7,575,672,667 / 734,107,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

(x)	Includes value of securities on loan of $37,386,133.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$54,863,933
Dividends	4,584,034
Securities lending (net)	133,937

Total income	59,581,904

EXPENSES
Investment management fees	13,279,847
Administrative fees	3,961,273
Distribution fees – Class IB	475,052
Printing and mailing expenses	306,979
Distribution fees – Class IA	182,185
Professional fees	137,542
Trustees’ fees	95,962
Custodian fees	83,805
Miscellaneous	92,023

Total expenses	18,614,668

NET INVESTMENT INCOME (LOSS)	40,967,236

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	1,292,557
Net change in unrealized appreciation (depreciation) on investments	26,164,892

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,457,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,424,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,967,236	$74,167,279
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	1,292,557	14,916,944
Net change in unrealized appreciation (depreciation) on investments	26,164,892	(36,353,294)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,424,685	52,730,929

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,017,542)
Class IB	—	(2,680,110)
Class K	—	(70,413,696)

	—	(74,111,348)

Distributions from net realized capital gains
Class IA	—	(267,637)
Class IB	—	(709,819)
Class K	—	(13,573,062)

	—	(14,550,518)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(88,661,866)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,006,719 and 2,326,378 shares, respectively ]	10,339,684	24,244,317
Capital shares issued in reinvestment of dividends and distributions [ 0 and 126,204 shares, respectively ]	—	1,285,179
Capital shares repurchased [ (1,159,645) and (2,483,575) shares, respectively ]	(11,906,330)	(25,901,045)

Total Class IA transactions	(1,566,646)	(371,549)

Class IB
Capital shares sold [ 1,944,035 and 7,196,568 shares, respectively ]	19,858,249	74,678,522
Capital shares issued in reinvestment of dividends and distributions [ 0 and 334,847 shares, respectively ]	—	3,389,929
Capital shares repurchased [ (3,423,640) and (8,558,514) shares, respectively ]	(34,984,178)	(88,772,227)

Total Class IB transactions	(15,125,929)	(10,703,776)

Class K
Capital shares sold [ 35,633,051 and 273,033,091 shares, respectively ]	365,873,395	2,845,717,832
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,249,480 shares, respectively ]	—	83,986,758
Capital shares repurchased [ (43,242,661) and (251,112,654) shares, respectively ]	(444,377,202)	(2,618,731,926)

Total Class K transactions	(78,503,807)	310,972,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(95,196,382)	299,897,339

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,771,697)	263,966,402
NET ASSETS:
Beginning of period	8,124,591,821	7,860,625,419

End of period (a)	$8,097,820,124	$8,124,591,821

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$41,023,167	$55,931

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.23	$10.28	$10.31	$10.20	$10.40	$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.07	0.06	0.04	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.04	(0.03)	(0.02)	0.12	(0.20)	0.09

Total from investment operations	0.08	0.04	0.04	0.16	(0.18)	0.11

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.04)	(0.02)	(0.03)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.01)	—	(0.04)

Total dividends and distributions	—	(0.09)	(0.07)	(0.05)	(0.02)	(0.07)

Net asset value, end of period	$10.31	$10.23	$10.28	$10.31	$10.20	$10.40

Total return (b)	0.78%	0.39%	0.43%	1.58%	(1.70)%	1.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,792	$147,299	$148,253	$157,069	$170,350	$193,913
Ratio of expenses to average net assets (a)(f)	0.70%	0.70%	0.70%	0.71%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	0.78%	0.68%	0.59%	0.42%	0.23%	0.22%
Portfolio turnover rate (z)^	22%	54%	39%	31%	40%	68%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.17	$10.22	$10.25	$10.14	$10.34	$10.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.07	0.06	0.04	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.04	(0.03)	(0.02)	0.12	(0.20)	0.09

Total from investment operations	0.08	0.04	0.04	0.16	(0.18)	0.11

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.04)	(0.02)	(0.03)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.01)	—	(0.04)

Total dividends and distributions	—	(0.09)	(0.07)	(0.05)	(0.02)	(0.07)

Net asset value, end of period	$10.25	$10.17	$10.22	$10.25	$10.14	$10.34

Total return (b)	0.79%	0.39%	0.43%	1.59%	(1.72)%	1.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,355	$387,701	$399,876	$426,394	$459,699	$536,906
Ratio of expenses to average net assets (a)(f)	0.70%	0.70%	0.70%	0.71%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	0.78%	0.68%	0.59%	0.42%	0.23%	0.22%
Portfolio turnover rate (z)^	22%	54%	39%	31%	40%	68%

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.23	$10.28	$10.31	$10.20	$10.40	$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	0.09	0.07	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.04	(0.03)	(0.02)	0.12	(0.20)	0.08

Total from investment operations	0.09	0.07	0.07	0.19	(0.15)	0.13

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)	(0.07)	(0.05)	(0.05)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.01)	—	(0.04)

Total dividends and distributions	—	(0.12)	(0.10)	(0.08)	(0.05)	(0.09)

Net asset value, end of period	$10.32	$10.23	$10.28	$10.31	$10.20	$10.40

Total return (b)	0.88%	0.65%	0.69%	1.84%	(1.46)%	1.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,575,673	$7,589,592	$7,312,497	$7,428,374	$7,086,384	$6,565,102
Ratio of expenses to average net assets (a)(f)	0.45%	0.45%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.03%	0.93%	0.84%	0.67%	0.48%	0.47%
Portfolio turnover rate (z)^	22%	54%	39%	31%	40%	68%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1002

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$377,275,993	21.2%
Industrials	244,564,891	13.7
Consumer Staples	203,537,274	11.4
Consumer Discretionary	203,333,595	11.4
Health Care	164,345,715	9.2
Materials	141,733,627	7.9
Energy	113,274,208	6.4
Information Technology	107,309,120	6.0
Telecommunication Services	92,290,635	5.2
Utilities	64,359,453	3.6
Real Estate	39,790,376	2.2
Repurchase Agreements	27,665,441	1.6
Investment Companies	11,083,842	0.5
Closed End Fund	1,299,138	0.1
Cash and Other	(7,887,410)	(0.4)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,124.25	$4.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.91	3.92
Class IB
Actual	1,000.00	1,125.00	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.91	3.92
Class K
Actual	1,000.00	1,126.79	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	2.67

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.78%, 0.78% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1003

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (9.6%)
Abacus Property Group (REIT)	41,895	$104,330
Aconex Ltd.*	24,292	69,642
Adelaide Brighton Ltd.	66,092	285,994
AGL Energy Ltd.	97,957	1,919,889
ALS Ltd.	75,622	433,017
Altium Ltd.	16,584	109,237
Alumina Ltd. (x)	346,918	511,951
Amcor Ltd.	172,421	2,148,194
AMP Ltd. (x)	435,802	1,738,429
Ansell Ltd.	22,155	404,082
APA Group	165,899	1,169,266
APN Outdoor Group Ltd.	25,548	94,450
ARB Corp. Ltd. (x)	10,305	124,430
Ardent Leisure Group (x)	68,985	99,681
Aristocrat Leisure Ltd.	94,853	1,644,714
Asaleo Care Ltd.	56,120	63,407
ASX Ltd.	28,819	1,187,477
Aurizon Holdings Ltd.	305,492	1,258,534
AusNet Services	255,669	340,940
Australia & New Zealand Banking Group Ltd.	437,109	9,648,827
Australian Agricultural Co. Ltd.*	53,815	76,727
Australian Pharmaceutical Industries Ltd.	58,144	85,133
Automotive Holdings Group Ltd. (x)	38,228	98,430
Aveo Group	62,326	133,172
Bank of Queensland Ltd. (x)	57,667	507,497
Bapcor Ltd. (x)	40,211	169,675
Beach Energy Ltd. (x)	203,307	89,851
Bega Cheese Ltd.	21,934	109,749
Bendigo & Adelaide Bank Ltd. (x)	70,730	602,343
BHP Billiton Ltd.	477,774	8,548,813
BHP Billiton plc	377,533	5,782,602
Blackmores Ltd. (x)	1,907	140,475
BlueScope Steel Ltd.	85,467	867,764
Boral Ltd.	174,530	932,299
Brambles Ltd.	236,445	1,768,249
Breville Group Ltd.	13,756	110,486
Brickworks Ltd.	11,387	120,691
BT Investment Management Ltd.	36,958	323,259
BWP Trust (REIT) (x)	72,585	166,251
Caltex Australia Ltd.	38,829	943,368
carsales.com Ltd. (x)	32,861	290,960
Challenger Ltd.	85,158	873,135
Charter Hall Group (REIT)	69,438	293,535
Charter Hall Retail REIT (REIT) (x)	48,888	152,932
CIMIC Group Ltd.	14,709	439,099
Cleanaway Waste Management Ltd.	233,361	246,622
Coca-Cola Amatil Ltd.	79,143	561,454
Cochlear Ltd.	8,529	1,019,035
Commonwealth Bank of Australia (x)	257,479	16,387,962
Computershare Ltd.	74,536	810,057

Corporate Travel Management Ltd.	12,272	$216,376
Costa Group Holdings Ltd.	37,348	139,223
Credit Corp. Group Ltd.	7,015	95,488
Cromwell Property Group (REIT) (x)	188,689	137,775
Crown Resorts Ltd. (x)	55,702	525,738
CSL Ltd.	67,622	7,174,008
CSR Ltd.	77,463	251,846
Dexus (REIT)	150,375	1,095,682
Domino’s Pizza Enterprises Ltd. (x)	9,699	388,238
Downer EDI Ltd.	90,583	446,278
DuluxGroup Ltd.	56,560	301,696
Eclipx Group Ltd.	38,210	104,844
Estia Health Ltd.	32,458	76,089
Evolution Mining Ltd.	170,446	315,722
Fairfax Media Ltd.	340,015	287,469
FlexiGroup Ltd.	37,236	52,231
Flight Centre Travel Group Ltd. (x)	8,427	248,069
Fortescue Metals Group Ltd. (x)	253,293	1,016,235
G8 Education Ltd. (x)	63,706	176,762
Galaxy Resources Ltd. (x)*	54,499	69,325
Gateway Lifestyle	39,115	58,624
Genworth Mortgage Insurance Australia Ltd.	32,060	72,199
Goodman Group (REIT)	237,087	1,434,111
GPT Group (The) (REIT) (x)	267,207	983,748
GrainCorp Ltd., Class A	34,067	247,961
Greencross Ltd.	16,993	79,018
Growthpoint Properties Australia Ltd. (REIT)	38,206	92,207
GUD Holdings Ltd.	12,650	125,521
GWA Group Ltd.	39,611	95,902
Harvey Norman Holdings Ltd. (x)	89,040	261,426
Healthscope Ltd. (x)	257,869	438,018
HT&E Ltd. (x)	37,600	76,294
Iluka Resources Ltd.	62,350	415,965
Incitec Pivot Ltd. (x)	249,399	653,656
Independence Group NL	67,987	164,603
Infigen Energy*	141,441	79,359
Insurance Australia Group Ltd.	352,471	1,836,764
Investa Office Fund (REIT)	91,963	310,297
InvoCare Ltd.	16,173	182,729
IOOF Holdings Ltd.	39,341	296,327
IPH Ltd.	20,039	73,929
IRESS Ltd. (x)	20,543	200,367
iSentia Group Ltd. (x)	29,011	47,940
Japara Healthcare Ltd. (x)	35,593	57,449
JB Hi-Fi Ltd. (x)	16,870	303,022
LendLease Group	86,866	1,111,641
Link Administration Holdings Ltd. (x)	53,471	324,673
Macquarie Atlas Roads Group (x)	78,197	337,173
Macquarie Group Ltd.	50,662	3,446,085
Magellan Financial Group Ltd.	20,858	462,347
Mantra Group Ltd. (x)	43,143	101,137
Mayne Pharma Group Ltd. (x)*	201,861	168,338

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

McMillan Shakespeare Ltd.	11,501	$118,452
Medibank Pvt Ltd.	410,008	882,370
Metcash Ltd. (x)*	142,408	262,691
Mineral Resources Ltd.	23,432	195,407
Mirvac Group (REIT)	551,607	903,046
Monadelphous Group Ltd.	13,721	147,538
Myer Holdings Ltd. (x)	115,271	73,979
MYOB Group Ltd.§	47,621	125,177
Nanosonics Ltd.*	37,442	73,096
National Australia Bank Ltd.	398,310	9,058,714
National Storage REIT (REIT)	73,151	84,898
Navitas Ltd. (x)	46,226	172,317
Newcrest Mining Ltd. (x)	113,644	1,760,911
NEXTDC Ltd. (x)*	42,766	148,243
Nine Entertainment Co. Holdings Ltd.	98,422	104,393
Northern Star Resources Ltd.	90,117	329,004
Nufarm Ltd.	27,091	200,517
Oil Search Ltd.	174,134	912,785
Orica Ltd.	55,819	887,223
Origin Energy Ltd.*	259,592	1,368,724
Orocobre Ltd. (x)*	29,606	78,960
Orora Ltd.	179,750	395,126
OZ Minerals Ltd.	44,936	255,925
Pact Group Holdings Ltd. (x)	25,687	118,261
Perpetual Ltd. (x)	7,135	306,389
Platinum Asset Management Ltd. (x)	31,548	112,267
Premier Investments Ltd. (x)	14,725	143,394
Primary Health Care Ltd.	62,629	175,217
Qantas Airways Ltd.	269,204	1,183,526
QBE Insurance Group Ltd.	203,210	1,844,571
Qube Holdings Ltd. (x)	187,454	378,923
Ramsay Health Care Ltd. (x)	19,195	1,085,841
REA Group Ltd. (x)	7,297	372,403
Regis Healthcare Ltd. (x)	18,951	57,243
Regis Resources Ltd.	72,365	210,243
Reliance Worldwide Corp. Ltd.	55,373	142,149
Resolute Mining Ltd. (x)	108,276	99,033
Retail Food Group Ltd. (x)	22,913	82,771
Sandfire Resources NL	23,318	101,261
Santos Ltd.*	262,282	610,817
Saracen Mineral Holdings Ltd. (x)*	116,366	104,644
Scentre Group (REIT)	792,666	2,467,434
SEEK Ltd. (x)	51,378	667,761
Seven Group Holdings Ltd.	13,640	114,692
Seven West Media Ltd.	125,116	68,757
Shopping Centres Australasia Property Group (REIT)	106,103	178,596
Sigma Healthcare Ltd.	156,067	107,358
Sirtex Medical Ltd.	8,493	106,075
Sonic Healthcare Ltd.	62,409	1,161,774
South32 Ltd.	783,991	1,614,902
Southern Cross Media Group Ltd.	110,823	106,047
Spark Infrastructure Group (x)	250,411	504,261
SpeedCast International Ltd.	29,639	87,022
Spotless Group Holdings Ltd.	158,425	140,030
St Barbara Ltd.*	72,697	162,596
Star Entertainment Grp Ltd. (The) (x)	116,572	452,466

Steadfast Group Ltd.	108,552	$221,932
Stockland (REIT)	358,055	1,205,381
Suncorp Group Ltd.	191,546	2,181,834
Super Retail Group Ltd. (x)	20,899	131,716
Sydney Airport	332,975	1,814,505
Syrah Resources Ltd. (x)*	24,968	53,157
Tabcorp Holdings Ltd.	122,972	413,036
Tassal Group Ltd.	25,121	73,563
Tatts Group Ltd.	196,489	631,270
Technology One Ltd. (x)	33,369	147,729
Telstra Corp. Ltd.	1,770,641	5,851,933
TPG Telecom Ltd. (x)	50,551	221,465
Transurban Group	305,538	2,782,812
Treasury Wine Estates Ltd.	109,892	1,111,533
Vicinity Centres (REIT)	486,402	960,791
Virgin Australia Airlines*†	190,064	—
Virtus Health Ltd.	11,517	47,624
Viva Energy REIT (REIT)	60,896	106,247
Vocus Group Ltd.	91,312	236,515
Webjet Ltd.	14,733	139,849
Wesfarmers Ltd. (x)	168,803	5,205,248
Western Areas Ltd. (x)*	34,989	56,743
Westfield Corp. (REIT)	284,599	1,756,505
Westpac Banking Corp.	499,639	11,716,527
Whitehaven Coal Ltd.*	100,839	222,439
Woodside Petroleum Ltd.	107,862	2,476,304
Woolworths Ltd.	192,709	3,782,886
WorleyParsons Ltd.*	27,313	235,539

		171,059,343

Belgium (1.2%)
Anheuser-Busch InBev SA/NV	196,369	21,690,394

Chile (0.0%)
Antofagasta plc	62,862	654,587

Finland (0.5%)
Nokia OYJ	1,545,253	9,451,097

France (14.2%)
Air Liquide SA (x)	103,058	12,735,972
Airbus SE	150,932	12,411,863
BNP Paribas SA	434,202	31,272,955
Cie de Saint-Gobain	137,645	7,354,342
Danone SA	161,855	12,165,813
Engie SA	460,070	6,944,072
Essilor International SA	57,835	7,358,666
L’Oreal SA	64,892	13,518,831
LVMH Moet Hennessy Louis Vuitton SE	71,959	17,941,634
Orange SA	530,143	8,410,434
Safran SA	94,961	8,702,807
Sanofi	303,689	29,052,859
Schneider Electric SE*	146,996	11,294,060
Societe Generale SA	313,468	16,866,674
TOTAL SA	657,416	32,501,307
Unibail-Rodamco SE (REIT) (x)	26,401	6,653,458
Vinci SA	147,089	12,554,468
Vivendi SA (x)	270,464	6,020,665

		253,760,880

Germany (13.1%)
adidas AG	48,455	9,283,768

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Allianz SE (Registered)	121,003	$23,826,296
BASF SE	243,192	22,523,700
Bayer AG (Registered)	218,957	28,309,252
Bayerische Motoren Werke AG	85,435	7,931,269
Daimler AG (Registered)	263,892	19,099,987
Deutsche Bank AG (Registered)	493,057	8,742,827
Deutsche Post AG (Registered)	254,118	9,525,705
Deutsche Telekom AG (Registered)	842,316	15,123,445
E.ON SE	582,800	5,490,240
Fresenius SE & Co. KGaA	108,289	9,283,592
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	41,048	8,277,189
SAP SE	264,225	27,598,200
Siemens AG (Registered)	225,060	30,936,242
TUI AG	78,968	1,150,912
Volkswagen AG (Preference) (q)	48,473	7,382,714

		234,485,338

Ireland (1.0%)
CRH plc (Irish Stock Exchange)	221,316	7,829,739
CRH plc (London Stock Exchange)	151,809	5,405,764
James Hardie Industries plc (CHDI) (x)	66,011	1,040,089
Paddy Power Betfair plc	15,000	1,598,106
Smurfit Kappa Group plc	43,048	1,343,386

		17,217,084

Italy (1.9%)
Enel SpA	2,056,614	11,026,026
Eni SpA	672,612	10,109,825
Intesa Sanpaolo SpA	3,812,971	12,089,438

		33,225,289

Japan (24.5%)
77 Bank Ltd. (The)	34,000	167,166
ABC-Mart, Inc.	3,700	217,444
Acom Co. Ltd. (x)*	43,220	197,127
Adastria Co. Ltd.	3,880	107,974
ADEKA Corp.	11,400	173,319
Advantest Corp. (x)	14,500	247,780
Aeon Co. Ltd.	86,863	1,318,294
Aeon Delight Co. Ltd.	2,800	90,491
AEON Financial Service Co. Ltd.	15,900	336,165
Aeon Mall Co. Ltd.	15,320	301,292
Ai Holdings Corp.	4,238	113,980
Aica Kogyo Co. Ltd.	9,600	291,905
Aichi Bank Ltd. (The)	1,720	96,800
Aichi Steel Corp.	2,010	79,256
Aiful Corp.*	43,800	159,662
Ain Holdings, Inc.	2,920	210,806
Air Water, Inc.	21,000	385,366
Aisan Industry Co. Ltd.	7,700	60,792
Aisin Seiki Co. Ltd.	18,800	961,102
Ajinomoto Co., Inc.	51,000	1,100,258
Alfresa Holdings Corp.	25,600	493,222
Alpen Co. Ltd.	4,000	71,234

Alpine Electronics, Inc.	7,278	$108,774
Alps Electric Co. Ltd.	19,900	573,247
Amada Holdings Co. Ltd.	36,000	415,452
Amano Corp.	9,930	206,502
ANA Holdings, Inc.	384,303	1,333,913
Anritsu Corp.	16,419	148,023
AOKI Holdings, Inc.	6,358	80,553
Aoyama Trading Co. Ltd.	5,200	185,161
Aozora Bank Ltd.	134,000	509,909
Aplus Financial Co. Ltd.*	68,412	67,515
Arcs Co. Ltd.	3,958	85,547
Ariake Japan Co. Ltd.	1,887	131,364
As One Corp.	2,266	105,770
Asahi Glass Co. Ltd.	21,000	883,130
Asahi Group Holdings Ltd.	42,700	1,605,118
Asahi Kasei Corp.	133,760	1,436,010
Asatsu-DK, Inc.	3,600	89,908
Asics Corp.	22,000	407,237
ASKUL Corp. (x)	2,274	69,853
Astellas Pharma, Inc.	219,800	2,686,064
Autobacs Seven Co. Ltd.	12,300	199,468
Avex Group Holdings, Inc.	5,735	76,739
Awa Bank Ltd. (The)	17,000	115,475
Azbil Corp.	9,000	341,676
Bandai Namco Holdings, Inc.	23,500	800,222
Bank of Iwate Ltd. (The)	2,466	98,223
Bank of Kyoto Ltd. (The)	47,000	442,943
Bank of Okinawa Ltd. (The)	1,300	52,705
Bank of the Ryukyus Ltd.	8,151	119,140
Belluna Co. Ltd.	11,507	137,296
Benesse Holdings, Inc.	8,700	327,966
Bic Camera, Inc. (x)	10,045	106,456
BML, Inc.	4,172	81,048
Bridgestone Corp.	72,800	3,132,714
Brother Industries Ltd.	31,500	726,201
Calbee, Inc.	10,696	419,852
Canon Electronics, Inc.	2,833	57,907
Canon Marketing Japan, Inc.	6,200	140,895
Canon, Inc.	112,701	3,823,668
Capcom Co. Ltd.	6,158	145,799
Casio Computer Co. Ltd.	17,200	264,098
Central Glass Co. Ltd.	24,900	106,928
Central Japan Railway Co.	17,412	2,834,530
Chiba Bank Ltd. (The)	78,338	566,945
Chiyoda Co. Ltd.	3,062	80,120
Chiyoda Corp. (x)	24,000	141,045
Chofu Seisakusho Co. Ltd.	3,200	76,163
Chubu Electric Power Co., Inc.	67,697	898,313
Chudenko Corp.	4,800	124,230
Chugai Pharmaceutical Co. Ltd. (x)	21,700	811,278
Chugai Ro Co. Ltd.	19,300	38,265
Chugoku Bank Ltd. (The)	14,402	215,118
Chugoku Electric Power Co., Inc. (The)	27,820	306,459
Ci:z Holdings Co. Ltd.	3,450	130,056
Citizen Watch Co. Ltd.	35,300	247,312
CKD Corp.	7,859	119,553
Clarion Co. Ltd.	27,306	103,664
Cleanup Corp.	10,500	80,751
Coca-Cola Bottlers Japan, Inc.	14,253	411,845
cocokara fine, Inc.	2,255	111,271

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COLOPL, Inc. (x)	13,688	$138,493
Colowide Co. Ltd.	5,764	98,087
COMSYS Holdings Corp.	10,500	215,928
Concordia Financial Group Ltd.	131,896	664,435
CONEXIO Corp.	5,153	88,514
COOKPAD, Inc.	4,896	39,656
Cosel Co. Ltd. (x)	4,700	57,708
Cosmo Energy Holdings Co. Ltd.	8,000	125,966
Cosmos Pharmaceutical Corp.	1,165	226,630
Create Restaurants Holdings, Inc.	5,567	50,238
Create SD Holdings Co. Ltd.	4,072	94,021
Credit Saison Co. Ltd.	20,400	397,934
CyberAgent, Inc.	12,286	380,678
Dai Nippon Printing Co. Ltd.	66,000	732,323
Daibiru Corp.	6,900	71,653
Daicel Corp.	29,000	360,196
Daido Steel Co. Ltd.	39,000	224,343
Daifuku Co. Ltd.	10,448	311,652
Daihen Corp.	16,042	125,940
Dai-ichi Life Holdings, Inc.	122,257	2,202,746
Daiichi Sankyo Co. Ltd.	63,300	1,489,710
Daiichikosho Co. Ltd.	3,822	179,079
Daikin Industries Ltd.	28,586	2,915,149
Daikyo, Inc.	46,420	94,511
Daikyonishikawa Corp.	8,077	107,645
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	19,192	151,864
Daio Paper Corp. (x)	10,000	134,697
Daiseki Co. Ltd.	4,700	104,301
Daishi Bank Ltd. (The)	26,000	119,511
Daito Trust Construction Co. Ltd.	8,800	1,368,802
Daiwa House Industry Co. Ltd.	68,000	2,320,373
Daiwa Securities Group, Inc.	194,518	1,151,457
DCM Holdings Co. Ltd. (x)	11,800	103,339
DeNA Co. Ltd.	9,759	218,303
Denka Co. Ltd.	48,000	247,095
Denki Kogyo Co. Ltd.	14,500	74,514
Denso Corp.	50,661	2,135,892
Dentsu, Inc.	23,800	1,136,306
Descente Ltd.	7,164	96,815
DIC Corp.	8,900	319,284
Digital Garage, Inc.	5,718	107,217
Dip Corp.	4,020	81,562
Disco Corp.	2,500	398,311
DMG Mori Co. Ltd.	17,900	293,307
Don Quijote Holdings Co. Ltd.	13,000	492,376
Doutor Nichires Holdings Co. Ltd.	5,300	112,432
Dowa Holdings Co. Ltd.	28,000	211,852
Duskin Co. Ltd.	5,723	146,999
Eagle Industry Co. Ltd.	5,758	97,012
Earth Chemical Co. Ltd.	1,929	99,130
East Japan Railway Co.	40,373	3,856,927
Ebara Corp.	11,800	326,277
EDION Corp.	10,327	93,652
Eisai Co. Ltd.	27,600	1,522,632
Eizo Corp.	3,000	117,893
Elecom Co. Ltd.	4,239	85,779

Electric Power Development Co. Ltd.	17,100	$422,350
euglena Co. Ltd. (x)*	9,207	96,511
Exedy Corp.	3,400	95,675
Ezaki Glico Co. Ltd.	6,500	349,633
F@N Communications, Inc.	9,152	80,800
FamilyMart UNY Holdings Co. Ltd.	10,101	577,457
Fancl Corp.	7,000	128,517
FANUC Corp.	21,133	4,068,772
Fast Retailing Co. Ltd.	3,600	1,197,706
FCC Co. Ltd.	4,261	85,694
Financial Products Group Co. Ltd.	9,760	92,936
FP Corp.	1,900	102,707
Freebit Co. Ltd.	6,443	51,670
Fuji Co. Ltd.	3,400	86,908
Fuji Electric Co. Ltd.	67,000	352,647
Fuji Kyuko Co. Ltd. (x)	8,675	93,788
Fuji Machine Manufacturing Co. Ltd.	8,042	115,759
Fuji Media Holdings, Inc.	27,600	374,462
Fuji Oil Holdings, Inc.	7,100	163,999
Fuji Seal International, Inc.	4,611	127,087
Fuji Soft, Inc.	4,161	117,459
FUJIFILM Holdings Corp.	42,668	1,532,596
Fujikura Ltd.	31,520	263,706
Fujitec Co. Ltd.	8,689	113,330
Fujitsu General Ltd.	7,720	178,732
Fujitsu Ltd.	197,000	1,449,892
Fukuoka Financial Group, Inc.	82,000	389,313
Fukushima Industries Corp.	2,775	106,584
Fukuyama Transporting Co. Ltd.	17,060	108,147
Furukawa Electric Co. Ltd.	7,000	311,180
Fuso Chemical Co. Ltd.	1,666	54,064
Futaba Industrial Co. Ltd.	9,500	85,815
Fuyo General Lease Co. Ltd.	2,579	146,978
Gakken Holdings Co. Ltd.	3,694	107,889
Glory Ltd.	8,900	291,194
GMO internet, Inc.	8,424	109,274
GMO Payment Gateway, Inc. (x)	2,053	113,533
Goldcrest Co. Ltd.	5,123	113,141
Gree, Inc.*	16,216	141,435
GS Yuasa Corp.	61,000	265,206
GungHo Online Entertainment, Inc.	39,210	100,749
Gunma Bank Ltd. (The)	54,000	323,592
Gunze Ltd.	24,000	85,992
Gurunavi, Inc.	3,627	58,883
H2O Retailing Corp.	9,500	172,558
Hachijuni Bank Ltd. (The)	43,000	272,585
Hakuhodo DY Holdings, Inc.	35,770	474,177
Hamamatsu Photonics KK	17,760	544,761
Hankyu Hanshin Holdings, Inc.	26,044	935,477
Hanwa Co. Ltd.	21,333	152,494
Haseko Corp.	32,800	397,770
Hazama Ando Corp.	16,538	104,102
Heiwa Corp.	6,300	140,311
Heiwa Real Estate Co. Ltd.	8,258	132,892

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Heiwado Co. Ltd.	4,499	$96,120
Hikari Tsushin, Inc.	2,400	252,216
Hino Motors Ltd.	32,439	359,648
Hirose Electric Co. Ltd.	3,720	529,846
Hiroshima Bank Ltd. (The)	73,000	323,218
HIS Co. Ltd. (x)	3,757	113,069
Hisaka Works Ltd.	5,400	46,810
Hisamitsu Pharmaceutical Co., Inc.	7,000	334,830
Hitachi Capital Corp.	4,800	115,311
Hitachi Chemical Co. Ltd.	10,500	312,736
Hitachi Construction Machinery Co. Ltd.	9,800	244,575
Hitachi High-Technologies Corp.	7,100	275,226
Hitachi Koki Co. Ltd.	13,139	101,047
Hitachi Kokusai Electric, Inc.	3,483	81,164
Hitachi Ltd.	502,815	3,081,935
Hitachi Maxell Ltd.	5,700	116,357
Hitachi Metals Ltd.	26,990	374,824
Hitachi Transport System Ltd.	4,900	115,056
Hitachi Zosen Corp.	19,500	95,875
Hogy Medical Co. Ltd.	1,614	107,480
Hokkaido Electric Power Co., Inc.	25,319	192,692
Hokkoku Bank Ltd. (The)	26,941	103,237
Hokuetsu Kishu Paper Co. Ltd.	13,526	105,947
Hokuhoku Financial Group, Inc.	17,700	281,847
Hokuriku Electric Power Co.	21,919	197,412
Hokuto Corp.	3,600	63,214
Honda Motor Co. Ltd.	187,228	5,100,392
Horiba Ltd.	5,500	333,985
Hoshizaki Corp.	6,100	551,020
Hosokawa Micron Corp.	2,691	117,234
House Foods Group, Inc.	8,400	210,308
Hoya Corp.	42,600	2,209,254
Hulic Co. Ltd.	44,679	455,628
Hyakugo Bank Ltd. (The)	27,000	109,704
Hyakujushi Bank Ltd. (The)	29,000	95,657
Ibiden Co. Ltd.	13,900	239,010
IBJ Leasing Co. Ltd.	4,403	105,617
Ichibanya Co. Ltd.	2,631	89,942
Ichigo, Inc.	17,822	53,082
Icom, Inc.	2,600	58,230
Idec Corp.	7,600	98,653
Idemitsu Kosan Co. Ltd.	11,200	317,653
IDOM, Inc. (x)	8,751	60,298
IHI Corp.*	183,000	621,525
Iida Group Holdings Co. Ltd.	20,786	345,771
Inaba Denki Sangyo Co. Ltd.	3,031	114,934
Inageya Co. Ltd.	6,500	109,051
Infomart Corp.	16,904	128,048
Inpex Corp.	120,599	1,159,080
Internet Initiative Japan, Inc.	3,198	58,032
Investors Cloud Co. Ltd.	1,439	70,111
Iriso Electronics Co. Ltd.	1,434	115,255
Iseki & Co. Ltd.	4,100	80,159
Isetan Mitsukoshi Holdings Ltd.	45,600	456,507
Isuzu Motors Ltd.	65,500	807,139
Ito En Ltd.	9,000	328,073
ITOCHU Corp.	148,400	2,202,086
Itochu Enex Co. Ltd.	12,400	109,695

Itochu Techno-Solutions Corp.	5,600	$195,670
Itoham Yonekyu Holdings, Inc.	15,000	135,897
Iwatani Corp.	26,988	167,243
Iyo Bank Ltd. (The)	24,000	198,444
Izumi Co. Ltd.	5,300	300,636
J Front Retailing Co. Ltd.	29,000	444,508
Jaccs Co. Ltd.	24,636	120,031
Jafco Co. Ltd.	3,600	144,832
Japan Airlines Co. Ltd.	37,014	1,143,246
Japan Airport Terminal Co. Ltd. (x)	7,200	274,941
Japan Aviation Electronics Industry Ltd.	6,944	96,003
Japan Cash Machine Co. Ltd.	6,102	63,421
Japan Communications, Inc.*	34,453	50,849
Japan Display, Inc. (x)*	45,302	85,388
Japan Exchange Group, Inc.	63,035	1,140,487
Japan Lifeline Co. Ltd.	3,624	153,208
Japan Petroleum Exploration Co. Ltd.	5,700	118,738
Japan Post Bank Co. Ltd.	55,127	704,802
Japan Post Holdings Co. Ltd.	55,993	693,970
Japan Post Insurance Co. Ltd. (x)	6,712	147,876
Japan Pulp & Paper Co. Ltd. (x)	20,100	75,771
Japan Radio Co. Ltd.	4,680	60,001
Japan Steel Works Ltd. (The)	10,400	162,553
Japan Tobacco, Inc.	129,176	4,533,076
JFE Holdings, Inc.	64,200	1,113,333
JGC Corp.	24,000	388,780
JINS, Inc.	1,913	106,471
Joshin Denki Co. Ltd.	7,400	106,649
Joyful Honda Co. Ltd.	3,655	111,462
JSP Corp.	4,276	128,879
JSR Corp.	23,500	404,708
JTEKT Corp.	25,700	375,189
Juroku Bank Ltd. (The)	32,000	100,716
Justsystems Corp.	8,324	123,519
JVC Kenwood Corp.	19,300	57,484
JXTG Holdings, Inc.	340,550	1,485,734
kabu.com Securities Co. Ltd.	29,820	100,217
Kadokawa Dwango Corp.	6,440	83,137
Kaga Electronics Co. Ltd.	5,500	112,567
Kagome Co. Ltd.	8,701	264,569
Kajima Corp.	100,000	842,854
Kakaku.com, Inc.	17,876	256,359
Kaken Pharmaceutical Co. Ltd.	4,500	245,254
Kameda Seika Co. Ltd.	1,826	89,129
Kamigumi Co. Ltd.	26,000	272,309
Kanagawa Chuo Kotsu Co. Ltd.	14,700	95,931
Kanamoto Co. Ltd.	3,632	120,448
Kandenko Co. Ltd.	6,000	63,054
Kaneka Corp.	31,000	235,928
Kanematsu Corp.	50,980	104,249
Kanematsu Electronics Ltd.	3,625	111,191
Kansai Electric Power Co., Inc. (The)	87,066	1,197,520
Kansai Paint Co. Ltd.	27,000	620,538
Kansai Urban Banking Corp.	8,100	96,717
Kao Corp.	54,800	3,250,728
Kappa Create Co. Ltd.*	5,800	65,800

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Katakura Industries Co. Ltd.	7,200	$85,075
Kato Sangyo Co. Ltd.	4,633	124,192
Kawasaki Heavy Industries Ltd.	177,000	522,463
Kawasaki Kisen Kaisha Ltd. (x)*	100,000	240,053
KDDI Corp.	203,104	5,372,166
Keihan Holdings Co. Ltd.	52,000	330,100
Keihin Corp.	5,700	77,689
Keikyu Corp.	59,000	709,731
Keio Corp.	61,000	509,802
Keisei Electric Railway Co. Ltd.	16,500	440,098
Keiyo Bank Ltd. (The)	24,000	103,703
Kenedix, Inc.	26,600	125,343
Kewpie Corp.	13,000	340,965
Key Coffee, Inc.	4,000	78,168
Keyence Corp.	9,424	4,134,076
KH Neochem Co. Ltd.	3,269	62,517
Kikkoman Corp.	16,371	522,533
Kinden Corp.	15,000	241,387
Kinki Sharyo Co. Ltd. (The)*	1,340	30,702
Kintetsu Department Store Co. Ltd.*	28,164	87,891
Kintetsu Group Holdings Co. Ltd.	207,000	796,897
Kintetsu World Express, Inc.	5,800	102,206
Kirin Holdings Co. Ltd.	102,000	2,075,821
Kissei Pharmaceutical Co. Ltd.	3,245	87,995
Kitz Corp.	13,022	121,334
Kiyo Bank Ltd. (The)	12,600	217,888
Koa Corp.	5,800	107,311
Kobayashi Pharmaceutical Co. Ltd.	7,000	415,114
Kobe Bussan Co. Ltd.	2,740	129,600
Kobe Steel Ltd.*	45,200	463,755
Koei Tecmo Holdings Co. Ltd.	5,786	114,614
Koito Manufacturing Co. Ltd.	13,000	668,060
Kokuyo Co. Ltd.	14,200	193,542
Komatsu Ltd.	99,200	2,517,594
Komeri Co. Ltd.	4,300	109,225
Komori Corp.	7,900	101,423
Konami Holdings Corp.	9,200	510,407
Konica Minolta, Inc.	54,000	447,459
Konoike Transport Co. Ltd.	7,461	101,625
Kose Corp.	4,100	447,273
K’s Holdings Corp.	8,900	173,687
Kubota Corp.	102,000	1,711,714
Kumagai Gumi Co. Ltd.	32,711	104,989
Kumiai Chemical Industry Co. Ltd.	9,350	53,868
Kura Corp.	899	41,323
Kurabo Industries Ltd.	39,100	90,037
Kuraray Co. Ltd.	36,000	652,305
Kureha Corp.	2,400	118,426
Kurita Water Industries Ltd.	16,300	443,459
Kuroda Electric Co. Ltd.	4,875	95,441
Kusuri no Aoki Holdings Co. Ltd.	2,026	106,096
KYB Corp.	19,231	98,314
Kyocera Corp.	33,500	1,937,773
Kyoei Steel Ltd.	5,000	82,730
KYORIN Holdings, Inc.	9,000	199,404
Kyoritsu Maintenance Co. Ltd.	2,670	77,507

Kyowa Exeo Corp.	9,800	$164,589
Kyowa Hakko Kirin Co. Ltd.	30,000	556,657
Kyudenko Corp.	3,588	128,399
Kyushu Electric Power Co., Inc.	42,390	514,069
Kyushu Financial Group, Inc.	34,349	216,523
Kyushu Railway Co.	20,735	671,963
Lawson, Inc.	7,700	538,093
Leopalace21 Corp.	22,700	140,872
Life Corp.	3,100	86,957
LINE Corp. (x)*	3,404	117,275
Lintec Corp.	4,900	117,016
Lion Corp.	27,000	558,364
LIXIL Group Corp.	33,200	829,151
M&A Capital Partners Co. Ltd.*	2,134	98,470
M3, Inc.	20,869	574,257
Mabuchi Motor Co. Ltd.	6,900	342,930
Macnica Fuji Electronics Holdings, Inc.	7,250	105,777
Maeda Corp.	15,009	165,202
Maeda Kosen Co. Ltd.	7,188	108,451
Maeda Road Construction Co. Ltd.	10,000	199,333
Makino Milling Machine Co. Ltd.	12,377	102,009
Makita Corp.	27,730	1,024,389
Mandom Corp.	2,108	114,138
Mani, Inc.	4,742	123,825
Marubeni Corp.	197,000	1,271,239
Maruha Nichiro Corp.	5,013	132,283
Marui Group Co. Ltd.	27,500	404,890
Maruichi Steel Tube Ltd.	7,800	226,424
Maruwa Co. Ltd.	2,900	119,764
Maruzen Showa Unyu Co. Ltd.	22,000	92,127
Marvelous, Inc.	7,616	74,958
Matsuda Sangyo Co. Ltd.	4,000	52,741
Matsui Securities Co. Ltd.	8,604	70,071
Matsumotokiyoshi Holdings Co. Ltd.	3,800	215,888
Matsuya Co. Ltd.	7,173	68,366
Max Co. Ltd.	6,000	86,526
Mazda Motor Corp.	66,800	931,250
Mebuki Financial Group, Inc.	87,750	326,112
Medipal Holdings Corp.	23,000	424,930
Megmilk Snow Brand Co. Ltd.	4,964	138,140
Meidensha Corp.	22,000	75,306
MEIJI Holdings Co. Ltd.	14,000	1,133,941
Meitec Corp.	2,601	110,654
Mie Bank Ltd. (The)	2,610	59,104
Minato Bank Ltd. (The)	5,510	104,199
MINEBEA MITSUMI, Inc.	44,061	707,091
Miraca Holdings, Inc.	6,996	314,112
Mirait Holdings Corp. (x)	9,786	109,715
MISUMI Group, Inc.	24,300	554,379
Mitsuba Corp.	3,235	59,508
Mitsubishi Chemical Holdings Corp.	149,500	1,236,274
Mitsubishi Corp.	154,032	3,226,489
Mitsubishi Electric Corp.	223,000	3,202,992
Mitsubishi Estate Co. Ltd.	152,957	2,846,992
Mitsubishi Gas Chemical Co., Inc.	19,000	401,200

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Heavy Industries Ltd.	344,000	$1,406,279
Mitsubishi Logistics Corp.	18,000	239,253
Mitsubishi Materials Corp.	14,300	432,274
Mitsubishi Motors Corp.	75,000	493,443
Mitsubishi Pencil Co. Ltd.	3,972	111,770
Mitsubishi Research Institute, Inc.	3,100	89,851
Mitsubishi Shokuhin Co. Ltd.	3,000	86,019
Mitsubishi Tanabe Pharma Corp.	29,000	669,340
Mitsubishi UFJ Financial Group, Inc.	1,566,079	10,509,682
Mitsubishi UFJ Lease & Finance Co. Ltd.	61,180	333,981
Mitsui & Co. Ltd.	186,020	2,655,302
Mitsui Chemicals, Inc.	95,000	502,556
Mitsui Engineering & Shipbuilding Co. Ltd.	128,000	182,085
Mitsui Fudosan Co. Ltd.	107,823	2,569,634
Mitsui Home Co. Ltd.	13,400	88,162
Mitsui Mining & Smelting Co. Ltd.	59,000	230,282
Mitsui OSK Lines Ltd.	107,948	316,718
Mitsui Sugar Co. Ltd.	3,860	111,707
Miura Co. Ltd.	11,508	223,868
Mizuho Financial Group, Inc.	2,787,402	5,090,308
Mizuno Corp.	15,800	89,904
Mochida Pharmaceutical Co. Ltd.	2,000	144,032
Modec, Inc.	2,501	55,590
MonotaRO Co. Ltd.	8,044	258,896
Morinaga & Co. Ltd.	4,247	240,906
Morinaga Milk Industry Co. Ltd.	22,000	167,433
MOS Food Services, Inc.	2,959	90,894
MS&AD Insurance Group Holdings, Inc.	61,554	2,065,390
Murata Manufacturing Co. Ltd.	21,822	3,311,861
Musashi Seimitsu Industry Co. Ltd.	3,100	89,575
Musashino Bank Ltd. (The)	3,300	101,076
Nabtesco Corp.	14,000	406,401
Nachi-Fujikoshi Corp.	21,834	123,656
Nagase & Co. Ltd.	18,000	273,501
Nagoya Railroad Co. Ltd.	84,000	391,340
Nankai Electric Railway Co. Ltd.	49,000	253,114
Nanto Bank Ltd. (The)	2,146	61,055
NEC Corp.	302,000	800,142
NEC Networks & System Integration Corp.	5,358	116,235
NET One Systems Co. Ltd.	5,110	48,385
Nexon Co. Ltd.	24,571	484,976
NGK Insulators Ltd.	29,000	577,293
NGK Spark Plug Co. Ltd.	22,000	467,286
NH Foods Ltd.	19,000	576,884
NHK Spring Co. Ltd.	25,000	262,503
Nichias Corp.	10,974	126,741
Nichiha Corp.	3,952	139,141
Nichi-iko Pharmaceutical Co. Ltd.	6,713	104,567
Nichirei Corp.	13,000	364,081

Nidec Corp.	26,642	$2,726,378
Nifco, Inc.	4,400	235,892
Nihon Kohden Corp.	11,800	272,142
Nihon M&A Center, Inc.	7,974	291,382
Nihon Parkerizing Co. Ltd.	12,170	181,022
Nihon Unisys Ltd.	7,700	121,653
Nikkon Holdings Co. Ltd.	9,000	207,726
Nikon Corp.	35,600	568,461
Nintendo Co. Ltd.	12,711	4,258,284
Nippo Corp.	5,398	108,416
Nippon Carbon Co. Ltd. (x)	2,250	69,715
Nippon Chemi-Con Corp.	35,035	126,466
Nippon Densetsu Kogyo Co. Ltd.	4,990	102,440
Nippon Electric Glass Co. Ltd.	10,800	392,247
Nippon Express Co. Ltd.	82,000	512,523
Nippon Flour Mills Co. Ltd.	7,000	112,087
Nippon Gas Co. Ltd.	3,717	120,292
Nippon Kayaku Co. Ltd.	15,000	212,047
Nippon Light Metal Holdings Co. Ltd.	52,529	124,697
Nippon Paint Holdings Co. Ltd. (x)	18,000	680,151
Nippon Paper Industries Co. Ltd.	9,600	196,396
Nippon Sharyo Ltd.*	14,000	35,723
Nippon Sheet Glass Co. Ltd.*	11,700	96,533
Nippon Shinyaku Co. Ltd.	6,000	383,552
Nippon Shokubai Co. Ltd.	4,000	257,124
Nippon Signal Co. Ltd.	8,900	81,819
Nippon Soda Co. Ltd.	20,724	114,238
Nippon Steel & Sumikin Bussan Corp.	2,026	97,089
Nippon Steel & Sumitomo Metal Corp.	98,527	2,223,263
Nippon Suisan Kaisha Ltd.	32,900	192,179
Nippon Telegraph & Telephone Corp.	165,344	7,805,971
Nippon Television Holdings, Inc.	21,070	353,680
Nippon Thompson Co. Ltd.	11,000	57,995
Nippon Yusen KK*	216,000	401,369
Nipro Corp.	13,900	181,049
Nishimatsu Construction Co. Ltd.	29,111	154,258
Nishi-Nippon Financial Holdings, Inc.	14,600	151,355
Nishi-Nippon Railroad Co. Ltd.	28,000	125,717
Nishio Rent All Co. Ltd.	3,304	105,164
Nissan Chemical Industries Ltd.	14,000	461,792
Nissan Motor Co. Ltd.	245,880	2,444,044
Nissan Shatai Co. Ltd.	10,000	99,311
Nissha Printing Co. Ltd. (x)	4,478	124,018
Nisshin Oillio Group Ltd. (The)	11,916	69,817
Nisshin Seifun Group, Inc.	28,825	472,835
Nisshin Steel Co. Ltd.	10,857	119,212
Nisshinbo Holdings, Inc.	12,000	121,627
Nissin Electric Co. Ltd.	7,460	78,994
Nissin Foods Holdings Co. Ltd.	8,900	555,483
Nissin Kogyo Co. Ltd.	4,986	79,084
Nitori Holdings Co. Ltd.	9,250	1,236,897
Nitta Corp.	3,600	111,865

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Nitto Boseki Co. Ltd.	20,312	$97,519
Nitto Denko Corp.	16,400	1,347,286
Nitto Kogyo Corp.	5,056	79,700
Noevir Holdings Co. Ltd.	1,525	77,555
NOF Corp.	21,020	267,247
Nohmi Bosai Ltd.	6,606	95,030
NOK Corp.	11,800	249,062
Nomura Co. Ltd.	6,470	147,261
Nomura Holdings, Inc.	415,002	2,484,662
Nomura Real Estate Holdings, Inc.	15,900	311,568
Nomura Research Institute Ltd.	17,564	691,004
Noritake Co. Ltd.	1,990	68,029
Noritz Corp.	4,795	95,026
North Pacific Bank Ltd.	31,500	110,064
NS Solutions Corp.	4,600	109,198
NS United Kaiun Kaisha Ltd.	28,700	57,668
NSD Co. Ltd.	6,930	124,706
NSK Ltd.	49,000	611,220
NTN Corp.	53,000	244,090
NTT Data Corp.	64,130	712,714
NTT DOCOMO, Inc.	151,690	3,576,634
NTT Urban Development Corp.	15,400	148,421
Obara Group, Inc.	1,415	76,993
Obayashi Corp.	77,000	904,352
OBIC Business Consultants Co. Ltd.	1,350	70,456
Obic Co. Ltd.	8,190	502,432
Odakyu Electric Railway Co. Ltd.	37,000	745,428
Ogaki Kyoritsu Bank Ltd. (The)	28,000	80,658
Ohsho Food Service Corp.	2,130	81,147
Oiles Corp.	4,560	80,517
Oita Bank Ltd. (The)	21,000	80,658
Oji Holdings Corp.	100,000	515,670
Okamoto Industries, Inc.	9,900	115,042
Okamura Corp.	10,799	102,349
Okasan Securities Group, Inc.	19,000	121,796
Oki Electric Industry Co. Ltd.	10,824	153,206
Okinawa Electric Power Co., Inc. (The)	3,718	84,855
OKUMA Corp.	22,400	212,499
Okumura Corp.	25,000	168,037
Olympus Corp.	33,197	1,210,115
Omron Corp.	23,800	1,031,563
Ono Pharmaceutical Co. Ltd.	51,468	1,121,565
Onward Holdings Co. Ltd.	15,000	110,825
Open House Co. Ltd.	2,323	71,461
Oracle Corp. Japan	3,300	213,888
Orient Corp.	62,637	109,152
Oriental Land Co. Ltd.	22,900	1,548,995
ORIX Corp.	145,386	2,249,137
Osaka Gas Co. Ltd.	209,000	853,839
Osaka Steel Co. Ltd.	5,300	102,348
OSG Corp. (x)	9,700	197,062
Otsuka Corp.	5,800	359,422
Otsuka Holdings Co. Ltd.	46,669	1,987,504
Outsourcing, Inc.	2,397	116,786
Pacific Metals Co. Ltd.*	30,170	79,130
PALTAC Corp.	3,800	127,877
PanaHome Corp. (x)	10,481	111,449
Panasonic Corp.	244,856	3,317,720

Paramount Bed Holdings Co. Ltd.	2,517	$109,877
Parco Co. Ltd.	8,506	102,322
Paris Miki Holdings, Inc.	29,907	124,973
Park24 Co. Ltd.	10,900	276,776
Penta-Ocean Construction Co. Ltd.	29,322	166,586
PeptiDream, Inc. (x)*	7,600	240,213
Persol Holdings Co. Ltd.	18,066	338,271
Pigeon Corp.	12,261	443,674
Pilot Corp.	4,200	177,933
Piolax, Inc.	4,539	126,313
Plenus Co. Ltd.	4,700	99,161
Pola Orbis Holdings, Inc.	10,992	289,471
Prima Meat Packers Ltd.	19,201	112,671
Rakuten, Inc.	113,553	1,334,671
Recruit Holdings Co. Ltd.	140,619	2,414,184
Relia, Inc.	6,150	66,818
Relo Group, Inc.	8,730	169,749
Renesas Electronics Corp.*	8,900	77,467
Rengo Co. Ltd.	21,000	121,734
Resona Holdings, Inc.	237,800	1,307,662
Resorttrust, Inc.	10,200	187,722
Ricoh Co. Ltd.	71,000	626,201
Ricoh Leasing Co. Ltd.	2,500	87,353
Riken Corp.	1,600	72,123
Riken Vitamin Co. Ltd.	1,549	60,597
Rinnai Corp.	3,700	344,423
Riso Kagaku Corp.	3,360	65,542
Rohm Co. Ltd.	11,200	859,355
Rohto Pharmaceutical Co. Ltd.	15,000	309,669
Round One Corp.	10,757	101,760
Ryobi Ltd.	18,700	75,980
Ryohin Keikaku Co. Ltd.	2,738	683,313
Ryosan Co. Ltd.	3,300	120,293
S Foods, Inc.	2,831	104,078
Saibu Gas Co. Ltd.	39,000	91,887
Saizeriya Co. Ltd.	4,352	126,526
Sakai Chemical Industry Co. Ltd.	14,100	54,031
Sakata INX Corp.	7,815	124,373
Sakata Seed Corp.	2,341	72,743
San-A Co. Ltd.	1,826	80,605
San-Ai Oil Co. Ltd.	9,477	96,645
Sanden Holdings Corp.*	18,200	52,589
Sangetsu Corp.	11,200	194,077
San-In Godo Bank Ltd. (The)	14,000	117,626
Sankyo Co. Ltd.	7,700	260,831
Sankyu, Inc.	40,000	260,325
Sanoh Industrial Co. Ltd.	7,800	55,063
Sanrio Co. Ltd. (x)	6,400	125,468
Santen Pharmaceutical Co. Ltd.	44,800	607,026
Sanwa Holdings Corp.	21,000	221,062
Sanyo Chemical Industries Ltd.	1,880	88,254
Sanyo Special Steel Co. Ltd.	9,707	54,889
Sapporo Holdings Ltd.	10,400	286,179
Sato Holdings Corp.	1,598	39,980
Sawai Pharmaceutical Co. Ltd.	4,400	246,846
SBI Holdings, Inc.	29,097	393,738
SCREEN Holdings Co. Ltd.	5,000	333,407
SCSK Corp.	6,300	282,303
Secom Co. Ltd.	22,100	1,675,061

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sega Sammy Holdings, Inc.	20,371	$273,847
Seibu Holdings, Inc.	28,367	523,834
Seiko Epson Corp.	31,500	699,876
Seiko Holdings Corp.	20,878	85,201
Seino Holdings Co. Ltd.	16,000	212,385
Seiren Co. Ltd.	7,791	122,329
Sekisui Chemical Co. Ltd.	51,000	911,856
Sekisui House Ltd.	72,000	1,267,162
Sekisui Jushi Corp.	5,913	108,350
Senko Group Holdings Co. Ltd.	13,947	90,521
Senshu Ikeda Holdings, Inc.	18,340	77,290
Seven & i Holdings Co. Ltd.	85,579	3,521,312
Seven Bank Ltd.	99,354	355,104
Shibuya Corp.	3,450	103,676
Shiga Bank Ltd. (The)	19,000	97,808
Shikoku Chemicals Corp.	6,427	78,855
Shikoku Electric Power Co., Inc. (x)	20,885	245,848
Shima Seiki Manufacturing Ltd.	2,819	131,081
Shimachu Co. Ltd.	6,100	145,131
Shimadzu Corp.	28,000	532,243
Shimamura Co. Ltd.	2,500	305,846
Shimano, Inc.	8,197	1,295,778
Shimizu Corp.	80,000	847,122
Shimojima Co. Ltd.	5,300	53,624
Shinagawa Refractories Co. Ltd.	21,703	51,713
Shin-Etsu Chemical Co. Ltd.	39,114	3,541,908
Shin-Etsu Polymer Co. Ltd.	11,000	85,868
Shinko Electric Industries Co. Ltd.	8,500	71,869
Shinmaywa Industries Ltd.	10,523	88,694
Shinsei Bank Ltd.	228,000	397,315
Shionogi & Co. Ltd.	29,100	1,619,355
Ship Healthcare Holdings, Inc.	4,518	140,390
Shiseido Co. Ltd.	40,900	1,452,364
Shizuoka Bank Ltd. (The)	55,000	496,333
Shizuoka Gas Co. Ltd.	7,681	51,081
SHO-BOND Holdings Co. Ltd.	2,306	116,248
Shochiku Co. Ltd.	19,000	242,072
Showa Denko KK	17,499	405,445
Showa Shell Sekiyu KK	19,100	176,948
Siix Corp.	2,915	115,330
Sintokogio Ltd.	7,500	77,684
SKY Perfect JSAT Holdings, Inc.	18,341	78,762
Skylark Co. Ltd. (x)	7,890	113,220
SMC Corp.	6,700	2,034,274
SMK Corp.	16,209	61,968
SMS Co. Ltd.	1,905	57,755
SoftBank Group Corp.	92,717	7,498,969
Sohgo Security Services Co. Ltd.	8,100	364,401
Sojitz Corp.	154,100	378,143
Sompo Holdings, Inc.	42,500	1,639,542
Sony Corp.	146,893	5,597,541
Sony Financial Holdings, Inc.	24,977	425,036
Sotetsu Holdings, Inc.	50,000	247,611
Square Enix Holdings Co. Ltd.	10,400	340,271
St Marc Holdings Co. Ltd.	2,948	90,163
Stanley Electric Co. Ltd.	16,900	509,367
Star Micronics Co. Ltd. (x)	6,600	106,562
Start Today Co. Ltd.	20,007	491,837
Starts Corp., Inc.	4,952	117,598

Subaru Corp.	65,000	$2,187,953
Sugi Holdings Co. Ltd.	5,000	267,615
Sumco Corp.	21,300	308,114
Sumitomo Bakelite Co. Ltd.	19,000	133,790
Sumitomo Chemical Co. Ltd.	158,000	907,473
Sumitomo Corp.	131,600	1,710,595
Sumitomo Dainippon Pharma Co. Ltd.	15,798	215,322
Sumitomo Electric Industries Ltd.	80,986	1,245,662
Sumitomo Forestry Co. Ltd.	17,200	270,062
Sumitomo Heavy Industries Ltd.	66,000	434,817
Sumitomo Metal Mining Co. Ltd.	61,000	813,785
Sumitomo Mitsui Construction Co. Ltd.	79,018	84,305
Sumitomo Mitsui Financial Group, Inc.	164,379	6,399,783
Sumitomo Mitsui Trust Holdings, Inc.	43,607	1,558,182
Sumitomo Osaka Cement Co. Ltd.	44,000	208,509
Sumitomo Realty & Development Co. Ltd.	47,880	1,475,032
Sumitomo Riko Co. Ltd.	5,200	53,445
Sumitomo Rubber Industries Ltd.	23,600	397,827
Sumitomo Warehouse Co. Ltd. (The)	17,000	107,615
Sundrug Co. Ltd.	9,200	342,725
Suntory Beverage & Food Ltd.	17,124	794,730
Suruga Bank Ltd.	20,000	484,019
Sushiro Global Holdings Ltd.*	3,262	95,997
Suzuken Co. Ltd.	11,220	372,088
Suzuki Motor Corp.	41,224	1,953,536
Sysmex Corp.	16,476	982,920
T Hasegawa Co. Ltd.	3,525	74,496
T RAD Co. Ltd.	17,200	54,288
T&D Holdings, Inc.	73,050	1,110,282
Tadano Ltd.	11,167	133,934
Taihei Dengyo Kaisha Ltd.	8,600	99,170
Taiheiyo Cement Corp.	158,000	574,545
Taikisha Ltd.	4,078	107,466
Taisei Corp.	127,000	1,158,497
Taisho Pharmaceutical Holdings Co. Ltd.	5,305	403,270
Taiyo Holdings Co. Ltd.	2,648	118,892
Taiyo Nippon Sanso Corp.	18,000	201,805
Taiyo Yuden Co. Ltd. (x)	10,000	156,657
Takamatsu Construction Group Co. Ltd.	4,672	113,648
Takara Bio, Inc.	3,729	51,986
Takara Holdings, Inc.	18,000	187,242
Takara Leben Co. Ltd. (x)	11,108	49,775
Takara Standard Co. Ltd.	5,000	81,574
Takasago International Corp.	2,948	110,869
Takasago Thermal Engineering Co. Ltd.	7,611	123,562
Takashimaya Co. Ltd.	33,000	313,643
Takeda Pharmaceutical Co. Ltd.	81,959	4,160,071
Takeuchi Manufacturing Co. Ltd.	4,365	79,791

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Takuma Co. Ltd.	10,381	$104,110
Tamron Co. Ltd.	2,969	51,289
TDK Corp.	12,300	808,153
TechnoPro Holdings, Inc.	3,425	137,639
Teijin Ltd.	19,600	376,578
Terumo Corp.	31,300	1,231,407
T-Gaia Corp.	5,937	112,538
THK Co. Ltd.	16,300	460,849
TIS, Inc.	9,100	252,429
TKC Corp.	3,466	102,000
Toagosei Co. Ltd.	17,000	220,671
Tobu Railway Co. Ltd.	126,000	686,713
TOC Co. Ltd.	5,823	54,930
Tocalo Co. Ltd.	3,700	121,716
Toda Corp.	32,000	199,155
Toei Co. Ltd.	11,636	110,282
Toho Bank Ltd. (The)	26,176	91,927
Toho Co. Ltd.	16,200	498,351
Toho Gas Co. Ltd.	50,000	363,636
Toho Holdings Co. Ltd.	9,200	180,933
Tohoku Electric Power Co., Inc.	52,700	728,593
Tokai Carbon Co. Ltd.	15,000	82,818
TOKAI Holdings Corp.	14,430	107,640
Tokai Rika Co. Ltd.	7,500	137,831
Tokai Tokyo Financial Holdings, Inc.	34,000	188,326
Token Corp.	853	104,810
Tokio Marine Holdings, Inc.	83,200	3,440,437
Tokuyama Corp.*	37,000	177,968
Tokyo Broadcasting System Holdings, Inc.	17,000	300,325
Tokyo Century Corp.	4,800	191,616
Tokyo Dome Corp.	10,261	92,689
Tokyo Electric Power Co. Holdings, Inc.*	183,137	753,878
Tokyo Electron Ltd.	13,700	1,846,561
Tokyo Gas Co. Ltd.	218,861	1,136,968
Tokyo Ohka Kogyo Co. Ltd.	5,100	169,811
Tokyo Seimitsu Co. Ltd.	5,489	176,419
Tokyo Steel Manufacturing Co. Ltd.	14,700	124,292
Tokyo Tatemono Co. Ltd.	27,500	359,902
Tokyo TY Financial Group, Inc.	3,104	85,413
Tokyotokeiba Co. Ltd.	2,059	52,364
Tokyu Construction Co. Ltd.	9,825	80,365
Tokyu Corp.	112,000	853,381
Tokyu Fudosan Holdings Corp.	57,534	339,654
TOMONY Holdings, Inc.	18,725	91,065
Tomy Co. Ltd.	9,500	113,012
Topcon Corp.	10,341	177,813
Toppan Forms Co. Ltd.	7,000	72,194
Toppan Printing Co. Ltd.	63,000	690,073
Topre Corp.	4,434	119,843
Topy Industries Ltd.	4,521	134,454
Toray Industries, Inc.	162,000	1,354,333
Toridoll Holdings Corp.	4,286	110,394
Toshiba Corp. (x)*	459,000	1,109,190
Toshiba Machine Co. Ltd.	24,537	109,950
Toshiba Plant Systems & Services Corp.	6,000	94,528
Toshiba TEC Corp.	17,000	87,815
Tosho Co. Ltd.	2,185	103,738

Tosoh Corp.	63,000	$644,703
Totetsu Kogyo Co. Ltd.	3,407	104,050
TOTO Ltd.	16,000	610,269
Toyo Engineering Corp.	14,502	35,715
Toyo Ink SC Holdings Co. Ltd.	12,000	62,947
Toyo Kohan Co. Ltd.	17,415	64,721
Toyo Seikan Group Holdings Ltd.	18,400	310,170
Toyo Suisan Kaisha Ltd.	12,000	459,302
Toyo Tire & Rubber Co. Ltd. (x)	11,244	228,829
Toyobo Co. Ltd.	121,000	221,614
Toyoda Gosei Co. Ltd.	9,300	221,513
Toyota Boshoku Corp.	8,600	161,181
Toyota Industries Corp.	19,500	1,024,628
Toyota Motor Corp.	254,582	13,338,535
Toyota Tsusho Corp.	24,800	741,960
TPR Co. Ltd.	3,163	101,942
Transcosmos, Inc.	4,218	100,879
Trend Micro, Inc.	10,700	550,816
Trusco Nakayama Corp.	5,210	124,280
TS Tech Co. Ltd.	5,200	151,180
TSI Holdings Co. Ltd.	12,000	86,206
Tsubakimoto Chain Co.	12,965	111,581
Tsumura & Co.	9,200	372,990
Tsuruha Holdings, Inc.	4,800	509,126
Tsutsumi Jewelry Co. Ltd.	5,505	104,936
TV Asahi Holdings Corp.	6,480	116,666
Tv Tokyo Holdings Corp.	4,700	95,943
UACJ Corp.	34,970	95,761
Ube Industries Ltd.	141,000	362,294
Ulvac, Inc.	4,000	192,043
Unicharm Corp.	47,200	1,184,249
Unipres Corp.	4,100	90,986
United Arrows Ltd.	2,708	87,759
United Super Markets Holdings, Inc.	9,129	96,424
Unitika Ltd.*	77,800	57,412
Unizo Holdings Co. Ltd.	2,784	77,103
Ushio, Inc.	19,600	246,056
USS Co. Ltd.	31,000	615,452
V Technology Co. Ltd. (x)	668	114,922
Valor Holdings Co. Ltd.	5,831	132,199
Vision, Inc.*	2,620	60,611
Wacoal Holdings Corp. (x)	20,000	270,104
Wacom Co. Ltd.	21,153	67,705
Wakita & Co. Ltd.	9,405	108,955
Welcia Holdings Co. Ltd.	6,180	228,573
West Japan Railway Co.	19,819	1,398,387
Wowow, Inc.	2,656	71,905
Xebio Holdings Co. Ltd.	5,148	90,716
Yahoo Japan Corp. (x)	159,503	693,460
Yakult Honsha Co. Ltd.	12,369	841,279
Yamada Denki Co. Ltd. (x)	66,870	331,749
Yamagata Bank Ltd. (The)	21,000	93,914
Yamaguchi Financial Group, Inc.	23,000	277,493
Yamaha Corp.	15,000	517,448
Yamaha Motor Co. Ltd.	28,700	739,476
Yamanashi Chuo Bank Ltd. (The)	8,464	35,670
Yamato Holdings Co. Ltd.	38,400	777,901

See Notes to Financial Statements.

1013

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Yamato Kogyo Co. Ltd.	4,300	$110,104
Yamazaki Baking Co. Ltd.	19,340	384,995
Yamazen Corp.	11,860	120,103
Yaoko Co. Ltd.	2,366	101,077
Yaskawa Electric Corp.	27,000	571,567
Yodogawa Steel Works Ltd.	4,000	105,588
Yokogawa Electric Corp.	23,500	376,293
Yokohama Rubber Co. Ltd. (The)	14,820	297,125
Yoshinoya Holdings Co. Ltd.	7,900	131,626
Zenkoku Hosho Co. Ltd.	5,062	206,801
Zenrin Co. Ltd.	4,544	131,300
Zensho Holdings Co. Ltd.	9,793	177,532
Zeon Corp.	22,000	234,132

		437,792,632

Jersey (0.1%)
Randgold Resources Ltd.	16,934	1,500,889

Mexico (0.0%)
Fresnillo plc	33,492	648,218

Netherlands (4.8%)
ASML Holding NV	99,393	12,952,828
ING Groep NV	1,028,594	17,739,610
Koninklijke Ahold Delhaize NV	339,256	6,486,436
Koninklijke Philips NV	246,148	8,741,984
Royal Dutch Shell plc, Class A	813,691	21,566,763
Royal Dutch Shell plc, Class B	680,803	18,288,432

		85,776,053

New Zealand (0.1%)
a2 Milk Co. Ltd.*	107,254	309,957
Chorus Ltd.	24,689	83,684
Fisher & Paykel Healthcare Corp. Ltd.	22,972	191,571
Fletcher Building Ltd.	24,112	141,032
SKY Network Television Ltd.	16,433	41,302
SKYCITY Entertainment Group Ltd.	36,221	108,017
Spark New Zealand Ltd.	32,723	90,543
Trade Me Group Ltd.	37,084	144,224

		1,110,330

South Africa (0.1%)
Mediclinic International plc	71,179	687,423
Mondi plc	66,553	1,745,774

		2,433,197

Spain (4.3%)
Banco Bilbao Vizcaya Argentaria SA	1,765,503	14,649,649
Banco Santander SA	3,861,069	25,542,256
Iberdrola SA	1,567,121	12,409,288
Industria de Diseno Textil SA	294,273	11,296,452
Telefonica SA	1,180,764	12,188,734

		76,086,379

Switzerland (0.7%)
Coca-Cola HBC AG*	35,535	1,045,060
Glencore plc*	2,116,397	7,916,672
Wolseley plc	45,960	2,821,230

		11,782,962

United Kingdom (21.4%)
3i Group plc	172,930	$2,032,725
Admiral Group plc	36,563	953,858
Anglo American plc*	203,629	2,715,818
Ashtead Group plc	90,238	1,867,559
Associated British Foods plc	63,139	2,414,431
AstraZeneca plc	230,024	15,384,190
Aviva plc	736,913	5,048,508
Babcock International Group plc	91,224	1,046,163
BAE Systems plc	577,992	4,769,024
Barclays plc	3,083,624	8,142,979
Barratt Developments plc	181,777	1,334,117
BP plc	3,499,366	20,181,713
British American Tobacco plc	336,511	22,940,032
British Land Co. plc (The) (REIT)	186,680	1,472,221
BT Group plc	1,520,076	5,835,528
Bunzl plc	60,950	1,816,313
Burberry Group plc	80,172	1,734,417
Centrica plc	997,056	2,599,828
Compass Group plc	286,869	6,052,852
ConvaTec Group plc*§	238,491	991,507
Croda International plc	23,034	1,165,525
CYBG plc (CHDI)*	102,328	370,438
DCC plc	16,146	1,469,952
Diageo plc	448,791	13,260,014
Direct Line Insurance Group plc	249,770	1,156,162
easyJet plc	44,985	796,248
Experian plc	170,769	3,503,085
G4S plc	281,141	1,195,186
GKN plc	311,292	1,321,742
GlaxoSmithKline plc	877,664	18,695,620
Hammerson plc (REIT)	144,083	1,078,112
Hargreaves Lansdown plc	44,439	753,592
HSBC Holdings plc	3,643,889	33,777,161
Imperial Brands plc	173,373	7,787,046
Informa plc	149,079	1,298,984
InterContinental Hotels Group plc	34,482	1,916,356
International Consolidated Airlines Group SA	305,414	2,426,497
Intertek Group plc	29,305	1,609,557
ITV plc	676,652	1,598,688
J Sainsbury plc	292,531	958,995
Janus Henderson Group plc (CHDI)	10,426	347,773
Johnson Matthey plc	34,495	1,289,883
Kingfisher plc	403,920	1,581,939
Land Securities Group plc (REIT)	138,021	1,821,024
Legal & General Group plc	1,074,204	3,613,867
Lloyds Banking Group plc	12,957,697	11,163,971
London Stock Exchange Group plc	56,791	2,696,853
Marks & Spencer Group plc	294,484	1,278,374
Merlin Entertainments plc§	127,463	797,698
Micro Focus International plc	40,293	1,191,812
National Grid plc	624,529	7,742,110
Next plc	25,455	1,278,413
Old Mutual plc	862,928	2,173,662

See Notes to Financial Statements.

1014

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Pearson plc	149,248	$1,344,193
Persimmon plc	55,767	1,628,448
Provident Financial plc	27,001	855,624
Prudential plc	469,543	10,769,506
Reckitt Benckiser Group plc	113,044	11,460,706
RELX plc	192,840	4,169,330
Rentokil Initial plc	333,943	1,188,702
Rio Tinto Ltd.	63,153	3,071,087
Rio Tinto plc	218,623	9,231,450
Rolls-Royce Holdings plc*	299,626	3,477,109
Royal Bank of Scotland Group plc*	585,290	1,884,433
Royal Mail plc	166,433	913,038
RSA Insurance Group plc	185,108	1,483,933
Sage Group plc (The)	196,383	1,759,760
Schroders plc	20,279	819,840
Segro plc (REIT)	181,078	1,153,754
Severn Trent plc	42,890	1,218,911
Sky plc	187,662	2,429,538
Smith & Nephew plc	158,962	2,743,281
Smiths Group plc	71,855	1,494,593
SSE plc	183,704	3,476,524
St James’s Place plc	94,624	1,456,733
Standard Chartered plc*	489,356	4,953,575
Standard Life plc	358,857	1,865,367
Taylor Wimpey plc	589,800	1,353,542
Tesco plc*	1,482,769	3,259,920
Unilever NV (CVA)	416,518	22,987,082
Unilever plc	217,496	11,770,187
United Utilities Group plc	123,849	1,399,339
Vodafone Group plc	4,838,994	13,723,797
Whitbread plc	33,272	1,719,104
Wm Morrison Supermarkets plc	391,276	1,229,197
Worldpay Group plc§	340,291	1,395,231
WPP plc	224,807	4,725,790

		380,862,746

United States (0.7%)
Carnival plc	32,609	2,157,557
Iron Mountain, Inc. (CHDI) (REIT)	4,523	152,683
News Corp. (CHDI), Class B	7,104	99,647
ResMed, Inc. (CHDI)	84,266	650,259
Shire plc	161,636	8,921,956
Sims Metal Management Ltd. (x)	23,849	278,255

		12,260,357

Total Common Stocks (98.2%) (Cost $1,573,961,876)		1,751,797,775

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,134,762)	249,489	1,299,138

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Link Administration Holdings Ltd., expiring 6/27/17* (Cost $—)	19,444	17,112

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	11,080,518	$11,083,842

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,300,217, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,346,001. (xx)	$2,300,000	2,300,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $300,036, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $333,547. (xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,200,120, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,224,002. (xx)	1,200,000	1,200,000

See Notes to Financial Statements.

1015

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,965,629, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,004,750. (xx)	$1,965,441	$1,965,441
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,000,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,020,666. (xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $900,094, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $918,599. (xx)	900,000	900,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,000,447, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,041,332. (xx)	2,000,000	2,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $5,000,558, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $5,100,594. (xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $2,040,004. (xx)	2,000,000	2,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $3,060,000. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		27,665,441

Total Short-Term Investments (2.1%) (Cost $38,749,570)		38,749,283

Total Investments (100.4%) (Cost $1,613,846,208)		1,791,863,308
Other Assets Less Liabilities (-0.4%)		(7,887,410)

Net Assets (100%)		$1,783,975,898

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $3,309,613 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $27,833,869. This was secured by cash collateral of $27,665,441 which was subsequently invested in joint repurchase agreements with a total value of $27,665,441, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,767,301 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 8/15/17 - 5/15/46.

Glossary:

CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Financials	$377,275,993	21.2%
Industrials	244,564,891	13.7
Consumer Staples	203,537,274	11.4
Consumer Discretionary	203,333,595	11.4
Health Care	164,345,715	9.2
Materials	141,733,627	7.9
Energy	113,274,208	6.4
Information Technology	107,309,120	6.0
Telecommunication Services	92,290,635	5.2
Utilities	64,359,453	3.6
Real Estate	39,790,376	2.2
Repurchase Agreements	27,665,441	1.6
Investment Companies	11,083,842	0.5
Closed End Fund	1,299,138	0.1
Cash and Other	(7,887,410)	(0.4)

		100.0%

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	134	September-17	$5,438,144	$5,251,081	$(187,063)
FTSE 100 Index	53	September-17	5,136,295	4,999,487	(136,808)
SPI 200 Index	21	September-17	2,307,648	2,279,456	(28,192)
TOPIX Index	43	September-17	6,136,754	6,160,880	24,126

					$(327,937)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$1,299,138	$—	$1,299,138

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Common Stocks
Consumer Discretionary	$—	$203,333,595	$—		$203,333,595
Consumer Staples	—	203,537,274	—		203,537,274
Energy	—	113,274,208	—		113,274,208
Financials	—	377,275,993	—		377,275,993
Health Care	—	164,345,715	—		164,345,715
Industrials	—	244,564,891	—	(a)	244,564,891
Information Technology	—	107,292,008	—		107,292,008
Materials	—	141,733,627	—		141,733,627
Real Estate	—	39,790,376	—		39,790,376
Telecommunication Services	—	92,290,635	—		92,290,635
Utilities	—	64,359,453	—		64,359,453
Futures	24,126	—	—		24,126
Rights
Information Technology	—	17,112	—		17,112
Short-Term Investments
Investment Companies	11,083,842	—	—		11,083,842
Repurchase Agreements	—	27,665,441	—		27,665,441

Total Assets	$11,107,968	$1,780,779,466	$—		$1,791,887,434

Liabilities:
Futures	$(352,063)	$—	$—		$(352,063)

Total Liabilities	$(352,063)	$—	$—		$(352,063)

Total	$10,755,905	$1,780,779,466	$—		$1,791,535,371

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$24,126	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(352,063	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,645,291

Total	$1,645,291

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(726,004)

$(726,004)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $17,647,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,237,249
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,837,692

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$400,262,031
Aggregate gross unrealized depreciation	(233,966,974)

Net unrealized appreciation	$166,295,057

Federal income tax cost of investments	$1,625,568,251

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,586,180,767)	$1,764,197,867
Repurchase Agreements (Cost $27,665,441)	27,665,441
Cash	1,366,737
Foreign cash (Cost $8,120,783)	8,214,301
Cash held as collateral at broker	1,640,000
Dividends, interest and other receivables	8,082,340
Receivable for securities sold	5,244,788
Receivable from Separate Accounts for Trust shares sold	1,871,193
Security lending income receivable	96,783
Other assets	19,273

Total assets	1,818,398,723

LIABILITIES
Payable for return of collateral on securities loaned	27,665,441
Payable for securities purchased	5,034,649
Investment management fees payable	592,118
Payable to Separate Accounts for Trust shares redeemed	316,162
Distribution fees payable – Class IB	178,089
Due to broker for futures variation margin	172,947
Administrative fees payable	145,451
Distribution fees payable – Class IA	136,359
Trustees’ fees payable	4,319
Accrued expenses	177,290

Total liabilities	34,422,825

NET ASSETS	$1,783,975,898

Net assets were comprised of:
Paid in capital	$2,306,445,954
Accumulated undistributed net investment income (loss)	22,444,113
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(722,671,230)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	177,757,061

Net assets	$1,783,975,898

Class IA
Net asset value, offering and redemption price per share, $657,047,352 / 69,835,283 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.41

Class IB
Net asset value, offering and redemption price per share, $862,739,922 / 93,117,894 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.27

Class K
Net asset value, offering and redemption price per share, $264,188,624 / 28,057,677 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.42

(x)	Includes value of securities on loan of $27,833,869.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,127,512 foreign withholding tax)	$35,035,280
Interest	2,278
Securities lending (net)	368,657

Total income	35,406,215

EXPENSES
Investment management fees	3,406,741
Distribution fees – Class IB	1,019,460
Administrative fees	837,580
Distribution fees – Class IA	784,149
Custodian fees	125,460
Professional fees	66,258
Printing and mailing expenses	64,377
Trustees’ fees	19,683
Miscellaneous	23,966

Total expenses	6,347,674

NET INVESTMENT INCOME (LOSS)	29,058,541

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,204,727)
Futures	1,645,291
Foreign currency transactions	(24,897)

Net realized gain (loss)	(584,333)

Change in unrealized appreciation (depreciation) on:
Investments	171,733,005
Futures	(726,004)
Foreign currency translations	435,154

Net change in unrealized appreciation (depreciation)	171,442,155

NET REALIZED AND UNREALIZED GAIN (LOSS)	170,857,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$199,916,363

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,058,541	$42,238,192
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	(584,333)	(10,402,742)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	171,442,155	1,189,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	199,916,363	33,025,387

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,697,325)
Class IB	—	(20,756,726)
Class K	—	(7,236,068)

TOTAL DIVIDENDS	—	(43,690,119)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,519,591 and 2,213,297 shares, respectively ]	30,708,748	18,100,814
Capital shares issued in reinvestment of dividends [ 0 and 1,889,449 shares, respectively ]	—	15,697,325
Capital shares repurchased [ (3,552,622) and (6,680,814) shares, respectively ]	(31,739,138)	(54,990,189)

Total Class IA transactions	(1,030,390)	(21,192,050)

Class IB
Capital shares sold [ 4,220,863 and 5,957,922 shares, respectively ]	37,630,815	48,042,265
Capital shares issued in reinvestment of dividends [ 0 and 2,537,137 shares, respectively ]	—	20,756,726
Capital shares repurchased [ (4,990,670) and (12,992,978) shares, respectively ]	(44,051,665)	(104,883,610)

Total Class IB transactions	(6,420,850)	(36,084,619)

Class K
Capital shares sold [ 821,543 and 1,629,750 shares, respectively ]	7,329,472	12,976,235
Capital shares issued in reinvestment of dividends [ 0 and 871,474 shares, respectively ]	—	7,236,068
Capital shares repurchased [ (2,306,666) and (2,286,991) shares, respectively ]	(21,231,331)	(18,607,529)

Total Class K transactions	(13,901,859)	1,604,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,353,099)	(55,671,895)

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,563,264	(66,336,627)
NET ASSETS:
Beginning of period	1,605,412,634	1,671,749,261

End of period (a)	$1,783,975,898	$1,605,412,634

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,444,113	$(6,614,428)

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.37		$8.42	$8.82	$9.79	$8.24		$7.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	###	0.22	0.22	0.30	0.20	##	0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.89		(0.04)	(0.40)	(0.97)	1.56		0.97

Total from investment operations	1.04		0.18	(0.18)	(0.67)	1.76		1.18

Less distributions:
Dividends from net investment income	—		(0.23)	(0.22)	(0.30)	(0.21)		(0.24)

Net asset value, end of period	$9.41		$8.37	$8.42	$8.82	$9.79		$8.24

Total return (b)	12.43%		2.16%	(2.05)%	(6.90)%	21.43%		16.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$657,047		$584,652	$609,682	$655,835	$750,077		$672,396
Ratio of expenses to average net assets (a)(f)	0.78%		0.79%	0.78%	0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	3.37	%(dd)	2.63%	2.39%	3.05%	2.18	%(aa)	2.74%
Portfolio turnover rate (z)^	3%		8%	6%	8%	9%		5%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.24		$8.29	$8.69	$9.64	$8.11		$7.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	###	0.21	0.21	0.29	0.19	##	0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88		(0.03)	(0.40)	(0.95)	1.54		0.95

Total from investment operations	1.03		0.18	(0.19)	(0.66)	1.73		1.16

Less distributions:
Dividends from net investment income	—		(0.23)	(0.21)	(0.29)	(0.20)		(0.24)

Net asset value, end of period	$9.27		$8.24	$8.29	$8.69	$9.64		$8.11

Total return (b)	12.50%		2.15%	(2.12)%	(6.85)%	21.48%		16.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$862,740		$773,661	$815,348	$803,688	$879,975		$715,496
Ratio of expenses to average net assets (a)(f)	0.78%		0.79%	0.78%	0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	3.37	%(ee)	2.63%	2.38%	3.04%	2.15	%(bb)	2.75%
Portfolio turnover rate (z)^	3%		8%	6%	8%	9%		5%

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class K			2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.36		$8.41	$8.82	$9.79	$8.24		$7.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	###	0.24	0.25	0.32	0.22	##	0.24
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.90		(0.04)	(0.42)	(0.97)	1.56		0.97

Total from investment operations	1.06		0.20	(0.17)	(0.65)	1.78		1.21

Less distributions:
Dividends from net investment income	—		(0.25)	(0.24)	(0.32)	(0.23)		(0.27)

Net asset value, end of period	$9.42		$8.36	$8.41	$8.82	$9.79		$8.24

Total return (b)	12.68%		2.42%	(1.91)%	(6.65)%	21.73%		16.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$264,189		$247,099	$246,719	$157,184	$142,652		$140,323
Ratio of expenses to average net assets (a)(f)	0.53%		0.54%	0.53%	0.54%	0.54%		0.54%
Ratio of net investment income (loss) to average net assets (a)(f)	3.63	%(ff)	2.88%	2.71%	3.29%	2.43	%(cc)	3.09%
Portfolio turnover rate (z)^	3%		8%	6%	8%	9%		5%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.16, $0.15 and $0.18 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05, $0.05 and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.75% for income.
(ag)	On May 22, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/International ETF Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 22, 2015 represents the results of operations of the EQ/International Equity Index Portfolio.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.72% for income.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.00% for income.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.15% for income.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.15% for income.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.41% for income.

See Notes to Financial Statements.

1023

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	35.9%
Energy	13.9
Health Care	12.4
Information Technology	10.5
Industrials	9.4
Consumer Discretionary	9.0
Consumer Staples	3.7
Materials	1.9
Investment Companies	1.1
Telecommunication Services	0.7
Utilities	0.6
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,036.66	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,036.64	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,038.02	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1024

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.0%)
Automobiles (1.9%)
General Motors Co.	119,193	$4,163,411

Hotels, Restaurants & Leisure (3.3%)
Carnival Corp.	109,382	7,172,178

Media (2.8%)
CBS Corp. (Non-Voting), Class B	20,368	1,299,071
Charter Communications, Inc., Class A*	3,073	1,035,140
Comcast Corp., Class A	38,205	1,486,938
Twenty-First Century Fox, Inc., Class B	79,625	2,219,149

		6,040,298

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	18,276	2,130,799

Total Consumer Discretionary		19,506,686

Consumer Staples (3.7%)
Food & Staples Retailing (1.9%)
CVS Health Corp.	22,933	1,845,189
Wal-Mart Stores, Inc.	30,608	2,316,414

		4,161,603

Food Products (1.1%)
Danone SA (London Stock Exchange)	12,151	915,341
Danone SA (Turquoise Stock Exchange)	10,312	775,100
Mondelez International, Inc., Class A	13,859	598,570

		2,289,011

Personal Products (0.7%)
Unilever NV (NYRS)	26,700	1,475,709

Total Consumer Staples		7,926,323

Energy (13.9%)
Energy Equipment & Services (0.9%)
Halliburton Co.	46,074	1,967,821

Oil, Gas & Consumable Fuels (13.0%)
BP plc (ADR)	104,800	3,631,320
Canadian Natural Resources Ltd.	62,324	1,798,399
Chevron Corp.	35,171	3,669,390
Devon Energy Corp.	79,149	2,530,394
Hess Corp.	55,337	2,427,634
Marathon Oil Corp.	174,586	2,068,844
Occidental Petroleum Corp.	28,870	1,728,447
QEP Resources, Inc.*	108,573	1,096,587
Royal Dutch Shell plc (ADR), Class A	79,753	4,242,062
Suncor Energy, Inc.	165,323	4,827,432

		28,020,509

Total Energy		29,988,330

Financials (35.9%)
Banks (22.4%)
Bank of America Corp.	403,609	9,791,554

Citigroup, Inc.	196,283	$13,127,407
Citizens Financial Group, Inc.	69,337	2,473,944
Fifth Third Bancorp	152,053	3,947,296
JPMorgan Chase & Co.	93,611	8,556,046
KeyCorp	47,982	899,183
PNC Financial Services Group, Inc. (The)	35,678	4,455,112
US Bancorp	16,810	872,775
Wells Fargo & Co.	76,559	4,242,134

		48,365,451

Capital Markets (6.6%)
Bank of New York Mellon Corp. (The)	72,739	3,711,144
Goldman Sachs Group, Inc. (The)	10,684	2,370,779
Morgan Stanley	99,765	4,445,528
State Street Corp.	40,242	3,610,915

		14,138,366

Consumer Finance (1.4%)
Ally Financial, Inc.	145,722	3,045,590

Insurance (5.5%)
Aflac, Inc.	15,218	1,182,134
Allstate Corp. (The)	35,409	3,131,572
American International Group, Inc.	52,356	3,273,297
MetLife, Inc.	78,977	4,338,997

		11,926,000

Total Financials		77,475,407

Health Care (12.4%)
Biotechnology (2.4%)
AbbVie, Inc.	23,539	1,706,813
Biogen, Inc.*	7,160	1,942,938
Gilead Sciences, Inc.	22,427	1,587,383

		5,237,134

Health Care Equipment & Supplies (0.8%)
Medtronic plc	20,199	1,792,661

Health Care Providers & Services (2.5%)
Anthem, Inc.	15,734	2,960,037
Cardinal Health, Inc.	12,148	946,572
McKesson Corp.	8,831	1,453,053

		5,359,662

Pharmaceuticals (6.7%)
Merck & Co., Inc.	40,489	2,594,940
Mylan NV*	54,565	2,118,213
Novartis AG (ADR)	24,181	2,018,388
Pfizer, Inc.	121,657	4,086,459
Sanofi (ADR)	74,660	3,576,961

		14,394,961

Total Health Care		26,784,418

Industrials (9.4%)
Aerospace & Defense (2.0%)
Arconic, Inc.	59,715	1,352,545
Textron, Inc.	61,204	2,882,708

		4,235,253

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (1.4%)
Johnson Controls International plc	72,159	$3,128,814

Electrical Equipment (2.4%)
Eaton Corp. plc	46,962	3,655,053
Emerson Electric Co.	25,437	1,516,554

		5,171,607

Industrial Conglomerates (1.1%)
General Electric Co.	84,360	2,278,564

Machinery (2.5%)
Caterpillar, Inc.	37,075	3,984,079
Ingersoll-Rand plc	15,874	1,450,725

		5,434,804

Total Industrials		20,249,042

Information Technology (10.5%)
Communications Equipment (2.5%)
Cisco Systems, Inc.	175,001	5,477,531

Internet Software & Services (2.0%)
Altaba, Inc.*	15,882	865,252
eBay, Inc.*	98,733	3,447,756

		4,313,008

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	21,849	1,450,773
PayPal Holdings, Inc.*	46,604	2,501,237

		3,952,010

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	71,511	2,412,781
QUALCOMM, Inc.	13,742	758,833

		3,171,614

Software (1.6%)
Microsoft Corp.	49,492	3,411,484

Technology Hardware, Storage & Peripherals (1.1%)
NetApp, Inc.	60,323	2,415,936

Total Information Technology		22,741,583

Materials (1.9%)
Chemicals (0.7%)
CF Industries Holdings, Inc.	50,471	$1,411,169

Containers & Packaging (0.9%)
International Paper Co.	34,959	1,979,029

Metals & Mining (0.3%)
Alcoa Corp.	21,635	706,383

Total Materials		4,096,581

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
Vodafone Group plc	558,381	1,583,616

Total Telecommunication Services		1,583,616

Utilities (0.6%)
Electric Utilities (0.6%)
FirstEnergy Corp.	43,721	1,274,904

Total Utilities		1,274,904

Total Common Stocks (98.0%) (Cost $166,635,402)		211,626,890

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	2,276,355	2,277,038

Total Short-Term Investment (1.1%) (Cost $2,276,557)		2,277,038

Total Investments (99.1%) (Cost $168,911,959)		213,903,928
Other Assets Less Liabilities (0.9%)		2,008,708

Net Assets (100%)		$215,912,636

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/4/17	Barclays Bank plc	894	$1,130,089	$1,165,898	$(35,809)
British Pound vs. U.S. Dollar, expiring 8/4/17	CIBC World Markets, Inc.	894	1,131,247	1,165,696	(34,449)
British Pound vs. U.S. Dollar, expiring 8/4/17	Goldman Sachs International	894	1,131,306	1,165,696	(34,390)
British Pound vs. U.S. Dollar, expiring 8/4/17	Royal Bank of Canada	894	1,130,952	1,165,696	(34,744)
Canadian Dollar vs. U.S. Dollar, expiring 8/4/17	Barclays Bank plc	1,868	1,409,014	1,441,557	(32,543)
Canadian Dollar vs. U.S. Dollar, expiring 8/4/17	CIBC World Markets, Inc.	1,868	1,408,498	1,441,542	(33,044)
Canadian Dollar vs. U.S. Dollar, expiring 8/4/17	Goldman Sachs International	1,868	1,408,422	1,441,557	(33,135)

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 8/4/17	Royal Bank of Canada	1,868	$1,409,006	$1,441,557	$(32,551)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	Barclays Bank plc	2,002	2,235,659	2,290,608	(54,949)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	CIBC World Markets, Inc.	2,002	2,235,599	2,290,608	(55,009)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	Goldman Sachs International	213	238,017	243,673	(5,656)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	Goldman Sachs International	2,002	2,233,432	2,290,911	(57,479)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	Goldman Sachs International	63	72,299	72,584	(285)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	Royal Bank of Canada	2,002	2,235,459	2,290,608	(55,149)
European Union Euro vs. U.S. Dollar, expiring 8/4/17	Royal Bank of Canada	194	221,990	221,892	98
Swiss Franc vs. U.S. Dollar, expiring 8/4/17	Barclays Bank plc	408	419,341	426,061	(6,720)
Swiss Franc vs. U.S. Dollar, expiring 8/4/17	CIBC World Markets, Inc.	408	419,417	426,061	(6,644)
Swiss Franc vs. U.S. Dollar, expiring 8/4/17	Goldman Sachs International	408	419,585	426,061	(6,476)
Swiss Franc vs. U.S. Dollar, expiring 8/4/17	Royal Bank of Canada	408	419,771	426,369	(6,598)

					$(525,532)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,506,686	$—	$—	$19,506,686
Consumer Staples	6,235,882	1,690,441	—	7,926,323
Energy	29,988,330	—	—	29,988,330
Financials	77,475,407	—	—	77,475,407
Health Care	26,784,418	—	—	26,784,418
Industrials	20,249,042	—	—	20,249,042
Information Technology	22,741,583	—	—	22,741,583
Materials	4,096,581	—	—	4,096,581
Telecommunication Services	—	1,583,616	—	1,583,616
Utilities	1,274,904	—	—	1,274,904
Forward Currency Contracts	—	98	—	98
Short-Term Investments
Investment Companies	2,277,038	—	—	2,277,038

Total Assets	$210,629,871	$3,274,155	$—	$213,904,026

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(525,630)	$—	$(525,630)

Total Liabilities	$—	$(525,630)	$—	$(525,630)

Total	$210,629,871	$2,748,525	$—	$213,378,396

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017 were as follows.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$98

	Asset Derivatives
Foreign exchange contracts	Payables	$(525,630)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(254,220)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(858,343)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $19,493,000 during the six months ended June 30, 2017.

See Notes to Financial Statements.

1028

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Royal Bank of Canada	$98	$(98)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$130,021	$—	$—	$130,021
CIBC World Markets, Inc.	129,146	—	—	129,146
Goldman Sachs International	137,421	—	—	137,421
Royal Bank of Canada	129,042	(98)	—	128,944

Total	$525,630	$(98)	$—	$525,532

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,276,646
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,464,174

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,067,658
Aggregate gross unrealized depreciation	(11,138,294)

Net unrealized appreciation	$43,929,364

Federal income tax cost of investments	$169,974,564

For the six months ended June 30, 2017, the Portfolio incurred approximately $3,373 as brokerage commissions with Invesco Capital Markets, Inc. and $2,812 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1029

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $168,911,959)	$213,903,928
Cash	2,993,477
Foreign cash (Cost $1,396)	1,442
Receivable for securities sold	364,544
Dividends, interest and other receivables	234,147
Receivable from Separate Accounts for Trust shares sold	62,911
Unrealized appreciation on forward foreign currency contracts	98
Other assets	2,418

Total assets	217,562,965

LIABILITIES
Payable for securities purchased	754,454
Unrealized depreciation on forward foreign currency contracts	525,630
Investment management fees payable	103,647
Payable to Separate Accounts for Trust shares redeemed	90,607
Distribution fees payable – Class IB	29,489
Administrative fees payable	17,323
Distribution fees payable – Class IA	8,801
Accrued expenses	120,378

Total liabilities	1,650,329

NET ASSETS	$215,912,636

Net assets were comprised of:
Paid in capital	$187,119,929
Accumulated undistributed net investment income (loss)	1,443,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(17,118,592)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	44,467,373

Net assets	$215,912,636

Class IA
Net asset value, offering and redemption price per share, $43,212,041 / 2,635,659 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.40

Class IB
Net asset value, offering and redemption price per share, $144,527,913 / 8,808,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.41

Class K
Net asset value, offering and redemption price per share, $28,172,682 / 1,720,248 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,497 foreign withholding tax)	$2,531,323
Interest	5,814

Total income	2,537,137

EXPENSES
Investment management fees	698,177
Distribution fees – Class IB	179,009
Administrative fees	105,637
Distribution fees – Class IA	52,851
Professional fees	33,008
Custodian fees	22,315
Printing and mailing expenses	8,212
Trustees’ fees	2,579
Miscellaneous	1,499

Gross expenses	1,103,287
Less: Waiver from investment manager	(65,639)

Net expenses	1,037,648

NET INVESTMENT INCOME (LOSS)	1,499,489

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,788,591)
Foreign currency transactions	(257,231)

Net realized gain (loss)	(3,045,822)

Change in unrealized appreciation (depreciation) on:
Investments	10,175,914
Foreign currency translations	(855,287)

Net change in unrealized appreciation (depreciation)	9,320,627

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,274,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,774,294

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,499,489	$3,882,576
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	(3,045,822)	1,830,514
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	9,320,627	26,689,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,774,294	32,402,209

DIVIDENDS:
Dividends from net investment income
Class IA	—	(930,927)
Class IB	—	(3,291,392)
Class K	—	(778,055)

TOTAL DIVIDENDS	—	(5,000,374)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 329,985 and 297,474 shares, respectively ]	5,334,343	4,267,745
Capital shares issued in reinvestment of dividends [ 0 and 58,662 shares, respectively ]	—	930,927
Capital shares repurchased [ (234,706) and (674,150) shares, respectively ]	(3,796,460)	(9,549,580)

Total Class IA transactions	1,537,883	(4,350,908)

Class IB
Capital shares sold [ 263,440 and 552,115 shares, respectively ]	4,255,822	7,693,710
Capital shares issued in reinvestment of dividends [ 0 and 207,269 shares, respectively ]	—	3,291,392
Capital shares repurchased [ (608,436) and (1,474,186) shares, respectively ]	(9,839,526)	(20,589,513)

Total Class IB transactions	(5,583,704)	(9,604,411)

Class K
Capital shares sold [ 118,133 and 221,248 shares, respectively ]	1,901,472	3,153,599
Capital shares issued in reinvestment of dividends [ 0 and 49,108 shares, respectively ]	—	778,055
Capital shares repurchased [ (339,147) and (382,945) shares, respectively ]	(5,484,404)	(5,487,000)

Total Class K transactions	(3,582,932)	(1,555,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,628,753)	(15,510,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,541	11,891,170
NET ASSETS:
Beginning of period	215,767,095	203,875,925

End of period (a)	$215,912,636	$215,767,095

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,443,926	$(55,563)

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016		2015		2014	2013	2012
Net asset value, beginning of period	$15.82	$13.79		$15.05		$14.01	$10.78	$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.27	##	0.18		0.17	0.14	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.47	2.13		(1.12)		1.08	3.63	1.54

Total from investment operations	0.58	2.40		(0.94)		1.25	3.77	1.69

Less distributions:
Dividends from net investment income	—	(0.37)		(0.32)		(0.21)	(0.54)	(0.13)

Net asset value, end of period	$16.40	$15.82		$13.79		$15.05	$14.01	$10.78

Total return (b)	3.67%	17.37%		(6.19	)%(aa)	8.92%	35.10%	18.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,212	$40,192		$39,420		$42,002	$10,933	$6,325
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.00%		1.02%**	1.00%	1.00%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%		1.00%		1.02%**	1.00%	0.99%
Before waivers and fees paid indirectly (a)(f)	1.06%	1.07%		1.07%		1.09%**	1.11%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.36%	1.93	%(dd)	1.25%		1.14%	1.08%	1.48%
After waivers and fees paid indirectly (a)(f)	1.36%	1.93	%(dd)	1.25%		1.14%	1.09%	1.48%
Before waivers and fees paid indirectly (a)(f)	1.30%	1.86	%(dd)	1.18%		1.06%	0.98%	1.43%
Portfolio turnover rate (z)^	8%	18%		17%		16%	15%	17%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016		2015		2014	2013	2012
Net asset value, beginning of period	$15.83	$13.80		$15.06		$14.02	$10.79	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.27	##	0.18		0.17	0.14	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.47	2.13		(1.12)		1.08	3.63	1.54

Total from investment operations	0.58	2.40		(0.94)		1.25	3.77	1.69

Less distributions:
Dividends from net investment income	—	(0.37)		(0.32)		(0.21)	(0.54)	(0.13)

Net asset value, end of period	$16.41	$15.83		$13.80		$15.06	$14.02	$10.79

Total return (b)	3.66%	17.36%		(6.18	)%(bb)	8.92%	35.06%	18.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,528	$144,933		$136,196		$153,654	$53,095	$299,775
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.00%		1.02%**	1.00%	1.00%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%		1.00%		1.02%**	1.00%	0.99%
Before waivers and fees paid indirectly (a)(f)	1.06%	1.07%		1.07%		1.08%**	1.06%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.36%	1.93	%(ee)	1.24%		1.15%	1.10%	1.47%
After waivers and fees paid indirectly (a)(f)	1.36%	1.93	%(ee)	1.24%		1.15%	1.10%	1.48%
Before waivers and fees paid indirectly (a)(f)	1.30%	1.85	%(ee)	1.17%		1.09%	1.04%	1.42%
Portfolio turnover rate (z)^	8%	18%		17%		16%	15%	17%

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,					October 29, 2013* to December 31, 2013
Class K		2016		2015		2014
Net asset value, beginning of period	$15.78	$13.76		$15.02		$13.98	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.31	##	0.22		0.21	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.47	2.12		(1.12)		1.08	0.80

Total from investment operations	0.60	2.43		(0.90)		1.29	0.84

Less distributions:
Dividends from net investment income	—	(0.41)		(0.36)		(0.25)	(0.57)

Net asset value, end of period	$16.38	$15.78		$13.76		$15.02	$13.98

Total return (b)	3.80%	17.63%		(5.96	)%(cc)	9.21%	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,173	$30,642		$28,260		$34,851	$3,197
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%		0.75%		0.77%**	0.75%
After waivers and fees paid indirectly (a)(f)	0.75%	0.75%		0.75%		0.77%**	0.75%
Before waivers and fees paid indirectly (a)(f)	0.81%	0.82%		0.82%		0.83%**	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.60%	2.18	%(ff)	1.50%		1.40%	1.57%
After waivers and fees paid indirectly (a)(f)	1.60%	2.18	%(ff)	1.50%		1.40%	1.57%
Before waivers and fees paid indirectly (a)(f)	1.54%	2.11	%(ff)	1.43%		1.34%	1.39%
Portfolio turnover rate (z)^	8%	18%		17%		16%	15%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Shareholder, Audit and Legal Expenses relating to the merger of 0.02%.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.23, $0.23 and $0.27 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)%.
(ag)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)%..
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.16)%.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.64% for income after waivers, 1.64% for income after waivers and fees paid indirectly and 1.57% before waivers and fees paid indirectly.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.64% for income after waivers, 1.64% for income after waivers and fees paid indirectly and 1.56% before waivers and fees paid indirectly.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.89% for income after waivers, 1.89% for income after waivers and fees paid indirectly and 1.82% before waivers and fees paid indirectly.

See Notes to Financial Statements.

1033

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	29.7%
Consumer Discretionary	18.5
Industrials	12.8
Health Care	10.0
Energy	9.5
Information Technology	5.7
Materials	5.4
Consumer Staples	4.0
Real Estate	1.4
Telecommunication Services	1.4
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,062.50	$5.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.95	4.89
Class IB
Actual	1,000.00	1,062.90	5.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.95	4.90
Class K
Actual	1,000.00	1,064.15	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.65

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1034

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.5%)
Auto Components (2.8%)
Delphi Automotive plc	67,000	$5,872,550
Magna International, Inc.	242,000	11,211,860

		17,084,410

Automobiles (4.5%)
Ford Motor Co.	540,800	6,051,552
General Motors Co.	616,630	21,538,886

		27,590,438

Hotels, Restaurants & Leisure (3.6%)
Arcos Dorados Holdings, Inc., Class A*	226,000	1,683,700
Bloomin’ Brands, Inc.	73,700	1,564,651
Carnival Corp.	82,500	5,409,525
Royal Caribbean Cruises Ltd.	105,618	11,536,654
Yum China Holdings, Inc.*	53,600	2,113,448

		22,307,978

Household Durables (3.3%)
CalAtlantic Group, Inc.	73,300	2,591,155
DR Horton, Inc.	291,900	10,090,983
Toll Brothers, Inc.	196,600	7,767,666

		20,449,804

Leisure Products (1.3%)
Brunswick Corp.	124,000	7,778,520

Media (1.5%)
DISH Network Corp., Class A*	146,500	9,194,340

Multiline Retail (0.4%)
Dollar Tree, Inc.*	39,900	2,789,808

Specialty Retail (1.1%)
AutoZone, Inc.*	4,000	2,281,840
Murphy USA, Inc.*	32,300	2,393,753
TJX Cos., Inc. (The)	25,700	1,854,769

		6,530,362

Total Consumer Discretionary		113,725,660

Consumer Staples (4.0%)
Beverages (1.2%)
Molson Coors Brewing Co., Class B	80,600	6,959,004

Food & Staples Retailing (1.4%)
Kroger Co. (The)	73,600	1,716,352
Walgreens Boots Alliance, Inc.	89,900	7,040,069

		8,756,421

Tobacco (1.4%)
Philip Morris International, Inc.	73,400	8,620,830

Total Consumer Staples		24,336,255

Energy (9.5%)
Energy Equipment & Services (0.8%)
Ensco plc, Class A	70,100	361,716
Halliburton Co.	100,600	4,296,626

		4,658,342

Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	62,400	$2,829,216
Diamondback Energy, Inc.*	88,500	7,859,685
EOG Resources, Inc.	127,000	11,496,040
Kinder Morgan, Inc.	149,100	2,856,756
Marathon Petroleum Corp.	61,200	3,202,596
Occidental Petroleum Corp.	111,800	6,693,466
Phillips 66	18,400	1,521,496
Pioneer Natural Resources Co.	67,500	10,771,650
Suncor Energy, Inc.	95,800	2,797,360
Valero Energy Corp.	51,800	3,494,428

		53,522,693

Total Energy		58,181,035

Financials (29.7%)
Banks (17.1%)
Bank of America Corp.	866,800	21,028,568
BB&T Corp.	155,700	7,070,337
Citigroup, Inc.	395,355	26,441,342
Huntington Bancshares, Inc.	303,300	4,100,616
IBERIABANK Corp.	28,300	2,306,450
KeyCorp	620,400	11,626,296
SunTrust Banks, Inc.	81,000	4,594,320
Wells Fargo & Co.	501,423	27,783,849

		104,951,778

Capital Markets (6.1%)
Bank of New York Mellon Corp. (The)	62,200	3,173,444
Charles Schwab Corp. (The)	245,500	10,546,680
Goldman Sachs Group, Inc. (The)	33,600	7,455,840
Morgan Stanley	133,500	5,948,760
State Street Corp.	115,000	10,318,950

		37,443,674

Consumer Finance (2.2%)
Ally Financial, Inc.	109,500	2,288,550
Capital One Financial Corp.	69,100	5,709,042
LendingClub Corp.*	56,300	310,213
Synchrony Financial	178,000	5,307,960

		13,615,765

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	35,100	5,944,887
Voya Financial, Inc.	66,100	2,438,429

		8,383,316

Insurance (2.9%)
Chubb Ltd.	20,700	3,009,366
Lincoln National Corp.	87,300	5,899,734
MetLife, Inc.	167,458	9,200,142

		18,109,242

Total Financials		182,503,775

Health Care (10.0%)
Biotechnology (1.9%)
Biogen, Inc.*	11,300	3,066,368
Gilead Sciences, Inc.	123,800	8,762,564

		11,828,932

See Notes to Financial Statements.

1035

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (1.0%)
Boston Scientific Corp.*	66,500	$1,843,380
Zimmer Biomet Holdings, Inc.	34,500	4,429,800

		6,273,180

Health Care Providers & Services (1.7%)
Cigna Corp.	8,600	1,439,554
UnitedHealth Group, Inc.	47,100	8,733,282

		10,172,836

Pharmaceuticals (5.4%)
Allergan plc	44,100	10,720,269
Bristol-Myers Squibb Co.	43,100	2,401,532
Merck & Co., Inc.	70,100	4,492,709
Pfizer, Inc.	471,400	15,834,326

		33,448,836

Total Health Care		61,723,784

Industrials (12.8%)
Aerospace & Defense (1.2%)
Embraer SA (ADR)	142,000	2,588,660
Textron, Inc.	103,500	4,874,850

		7,463,510

Airlines (5.8%)
Alaska Air Group, Inc.	40,000	3,590,400
American Airlines Group, Inc.	73,200	3,683,424
Delta Air Lines, Inc.	266,200	14,305,588
JetBlue Airways Corp.*	151,600	3,461,028
Spirit Airlines, Inc.*	53,400	2,758,110
United Continental Holdings, Inc.*	101,300	7,622,825

		35,421,375

Building Products (0.7%)
Johnson Controls International plc	92,500	4,010,800

Industrial Conglomerates (1.6%)
General Electric Co.	362,300	9,785,723

Machinery (0.9%)
Ingersoll-Rand plc	35,200	3,216,928
Snap-on, Inc.	15,200	2,401,600

		5,618,528

Road & Rail (2.4%)
Canadian Pacific Railway Ltd.	30,100	4,840,381
Union Pacific Corp.	93,200	10,150,412

		14,990,793

Trading Companies & Distributors (0.2%)
NOW, Inc.*	77,400	1,244,592

Total Industrials		78,535,321

Information Technology (5.7%)
Communications Equipment (0.4%)
CommScope Holding Co., Inc.*	66,400	2,525,192

Electronic Equipment, Instruments & Components (0.4%)
TE Connectivity Ltd.	30,900	2,431,212

Internet Software & Services (0.5%)
eBay, Inc.*	86,700	$3,027,564

IT Services (1.9%)
Accenture plc, Class A	36,500	4,514,320
FleetCor Technologies, Inc.*	14,600	2,105,466
International Business Machines Corp.	35,500	5,460,965

		12,080,751

Semiconductors & Semiconductor Equipment (2.1%)
Broadcom Ltd.	50,835	11,847,097
Texas Instruments, Inc.	14,700	1,130,871

		12,977,968

Software (0.4%)
Microsoft Corp.	33,600	2,316,048

Total Information Technology		35,358,735

Materials (5.4%)
Chemicals (3.6%)
Celanese Corp.	27,400	2,601,356
Dow Chemical Co. (The)	51,200	3,229,184
Eastman Chemical Co.	89,000	7,475,110
EI du Pont de Nemours & Co.	52,300	4,221,133
Mosaic Co. (The)	87,900	2,006,757
Olin Corp.	85,100	2,576,828

		22,110,368

Metals & Mining (1.8%)
AK Steel Holding Corp.*	335,600	2,204,892
Alcoa Corp.	103,500	3,379,275
Newmont Mining Corp.	61,600	1,995,224
Reliance Steel & Aluminum Co.	50,400	3,669,624

		11,249,015

Total Materials		33,359,383

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Acadia Realty Trust (REIT)	75,300	2,093,340
Federal Realty Investment Trust (REIT)	16,500	2,085,435
Kimco Realty Corp. (REIT)	97,400	1,787,290
Public Storage (REIT)	14,300	2,981,979

Total Real Estate		8,948,044

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	122,800	4,633,244

Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	61,800	3,746,316

Total Telecommunication Services		8,379,560

Total Common Stocks (98.4%) (Cost $539,017,904)		605,051,552

See Notes to Financial Statements.

1036

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.0%)
FFCB 0.00%, 7/3/17 (o)(p)	$6,553,000	$6,553,000

Total Short-Term Investment (1.0%) (Cost $6,552,727)		6,553,000

Total Investments (99.4%) (Cost $545,570,631)		611,604,552
Other Assets Less Liabilities (0.6%)		3,427,600

Net Assets (100%)		$615,032,152

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FFCB	— Federal Farm Credit Banks

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,725,660	$—	$—	$113,725,660
Consumer Staples	24,336,255	—	—	24,336,255
Energy	58,181,035	—	—	58,181,035
Financials	182,503,775	—	—	182,503,775
Health Care	61,723,784	—	—	61,723,784
Industrials	78,535,321	—	—	78,535,321
Information Technology	35,358,735	—	—	35,358,735
Materials	33,359,383	—	—	33,359,383
Real Estate	8,948,044	—	—	8,948,044
Telecommunication Services	8,379,560	—	—	8,379,560
Short-Term Investments
U.S. Government Agency Securities	—	6,553,000	—	6,553,000

Total Assets	$605,051,552	$6,553,000	$—	$611,604,552

Total Liabilities	$—	$—	$—	$—

Total	$605,051,552	$6,553,000	$—	$611,604,552

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contract for the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$411,198,637
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$403,510,738

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,699,774
Aggregate gross unrealized depreciation	(9,484,512)

Net unrealized appreciation	$65,215,262

Federal income tax cost of investments	$546,389,290

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $545,570,631)	$611,604,552
Receivable for securities sold	13,620,719
Dividends, interest and other receivables	539,988
Receivable from Separate Accounts for Trust shares sold	219,540
Other assets	6,731

Total assets	625,991,530

LIABILITIES
Overdraft payable	473
Payable for securities purchased	10,311,242
Investment management fees payable	299,115
Payable to Separate Accounts for Trust shares redeemed	200,499
Administrative fees payable	48,984
Distribution fees payable – Class IB	34,694
Distribution fees payable – Class IA	4,004
Trustees’ fees payable	722
Accrued expenses	59,645

Total liabilities	10,959,378

NET ASSETS	$615,032,152

Net assets were comprised of:
Paid in capital	$496,538,488
Accumulated undistributed net investment income (loss)	3,216,611
Accumulated undistributed net realized gain (loss) on investments	49,243,132
Net unrealized appreciation (depreciation) on investments	66,033,921

Net assets	$615,032,152

Class IA
Net asset value, offering and redemption price per share, $19,533,115 / 990,289 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.72

Class IB
Net asset value, offering and redemption price per share, $172,444,951 / 8,721,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.77

Class K
Net asset value, offering and redemption price per share, $423,054,086 / 21,426,749 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,347 foreign withholding tax)	$5,543,137
Interest	24,505

Total income	5,567,642

EXPENSES
Investment management fees	1,774,409
Administrative fees	290,841
Distribution fees – Class IB	199,480
Professional fees	32,050
Distribution fees – Class IA	23,508
Printing and mailing expenses	22,512
Custodian fees	20,590
Trustees’ fees	7,024
Miscellaneous	4,515

Total expenses	2,374,929

NET INVESTMENT INCOME (LOSS)	3,192,713

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1 of realized gain (loss) from affiliates)	46,034,079
Net change in unrealized appreciation (depreciation) on investments	(12,633,758)

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,400,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,593,034

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,192,713	$6,288,574
Net realized gain (loss) on investments	46,034,079	36,656,146
Net change in unrealized appreciation (depreciation) on investments	(12,633,758)	70,696,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,593,034	113,641,299

DIVIDENDS:
Dividends from net investment income
Class IA	—	(164,136)
Class IB	—	(1,291,691)
Class K	—	(4,806,088)

TOTAL DIVIDENDS	—	(6,261,915)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 271,049 and 356,912 shares, respectively ]	5,213,573	5,957,873
Capital shares issued in reinvestment of dividends [ 0 and 8,762 shares, respectively ]	—	164,136
Capital shares repurchased [ (280,133) and (163,084) shares, respectively ]	(5,395,321)	(2,648,608)

Total Class IA transactions	(181,748)	3,473,401

Class IB
Capital shares sold [ 1,304,518 and 1,613,182 shares, respectively ]	25,200,159	26,140,783
Capital shares issued in reinvestment of dividends [ 0 and 68,788 shares, respectively ]	—	1,291,691
Capital shares repurchased [ (458,216) and (1,182,634) shares, respectively ]	(8,849,758)	(18,820,725)

Total Class IB transactions	16,350,401	8,611,749

Class K
Capital shares sold [ 150,588 and 7,324,083 shares, respectively ]	2,886,354	104,220,755
Capital shares issued in reinvestment of dividends [ 0 and 256,646 shares, respectively ]	—	4,806,088
Capital shares repurchased [ (811,709) and (1,288,018) shares, respectively ]	(15,507,390)	(23,105,470)

Total Class K transactions	(12,621,036)	85,921,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,547,617	98,006,523

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,140,651	205,385,907
NET ASSETS:
Beginning of period	574,891,501	369,505,594

End of period (a)	$615,032,152	$574,891,501

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,216,611	$23,898

See Notes to Financial Statements.

1040

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015		2014	2013	2012
Net asset value, beginning of period	$18.56	$15.41	$15.88		$14.02	$10.52	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.17		0.15	0.12	0.10
Net realized and unrealized gain (loss) on investments	1.07	3.14	(0.53)		1.87	3.64	1.37

Total from investment operations	1.16	3.32	(0.36)		2.02	3.76	1.47

Less distributions:
Dividends from net investment income	—	(0.17)	(0.11)		(0.16)	(0.26)	(0.10)

Net asset value, end of period	$19.72	$18.56	$15.41		$15.88	$14.02	$10.52

Total return (b)	6.25%	21.51%	(2.26	)%(aa)	14.40%	35.77%	16.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,533	$18,548	$12,276		$11,930	$10,063	$7,399
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%	1.00%		1.00%	1.00%	1.00%
Before waivers (a)(f)	0.98%	0.99%	1.00%		1.01%	1.02%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%	1.09%	1.10%		1.04%	0.99%	0.97%
Before waivers (a)(f)	0.91%	1.09%	1.10%		1.03%	0.97%	0.97%
Portfolio turnover rate (z)^	69%	188%	174%		180%	136%	129%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015		2014	2013	2012
Net asset value, beginning of period	$18.60	$15.44	$15.92		$14.06	$10.55	$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.17		0.15	0.11	0.10
Net realized and unrealized gain (loss) on investments	1.08	3.15	(0.54)		1.87	3.66	1.38

Total from investment operations	1.17	3.33	(0.37)		2.02	3.77	1.48

Less distributions:
Dividends from net investment income	—	(0.17)	(0.11)		(0.16)	(0.26)	(0.10)

Net asset value, end of period	$19.77	$18.60	$15.44		$15.92	$14.06	$10.55

Total return (b)	6.29%	21.53%	(2.31	)%(bb)	14.36%	35.77%	16.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$172,445	$146,512	$113,919		$111,309	$98,048	$328,919
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%	1.00%		1.00%	1.00%	1.00%
Before waivers (a)(f)	0.98%	0.99%	1.00%		1.01%	1.02%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%	1.09%	1.10%		1.04%	0.90%	0.95%
Before waivers (a)(f)	0.91%	1.09%	1.10%		1.02%	0.89%	0.94%
Portfolio turnover rate (z)^	69%	188%	174%		180%	136%	129%

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015		2014	2013	2012
Net asset value, beginning of period	$18.55	$15.40	$15.88		$14.02	$10.52	$9.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.22	0.24		0.19	0.16	0.12
Net realized and unrealized gain (loss) on investments	1.08	3.14	(0.57)		1.87	3.63	1.38

Total from investment operations	1.19	3.36	(0.33)		2.06	3.79	1.50

Less distributions:
Dividends from net investment income	—	(0.21)	(0.15)		(0.20)	(0.29)	(0.13)

Net asset value, end of period	$19.74	$18.55	$15.40		$15.88	$14.02	$10.52

Total return (b)	6.42%	21.83%	(2.07	)%(cc)	14.69%	36.11%	16.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$423,054	$409,832	$243,311		$35,463	$32,237	$23,754
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.74%	0.75%		0.75%	0.75%	0.75%
Before waivers (a)(f)	0.73%	0.74%	0.75%		0.76%	0.77%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.15%	1.35%	1.56%		1.28%	1.25%	1.20%
Before waivers (a)(f)	1.15%	1.35%	1.56%		1.27%	1.22%	1.20%
Portfolio turnover rate (z)^	69%	188%	174%		180%	136%	129%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.45)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.50)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.26)%.

See Notes to Financial Statements.

1042

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	35.7%
Consumer Discretionary	18.4
Health Care	13.5
Industrials	12.1
Consumer Staples	7.5
Materials	3.8
Financials	3.3
Real Estate	2.6
Repurchase Agreements	1.5
Investment Companies	1.4
Telecommunication Services	0.9
Energy	0.8
Utilities	0.0 #
Cash and Other	(1.5)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,135.48	$3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.21	3.62
Class IB
Actual	1,000.00	1,135.89	3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.21	3.62
Class K
Actual	1,000.00	1,137.17	2.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.37

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1043

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.4%)
Auto Components (0.3%)
BorgWarner, Inc.	2,408	$102,003
Delphi Automotive plc	30,100	2,638,265
Gentex Corp.	20,372	386,457
Lear Corp.	6,400	909,312
Visteon Corp.*	3,600	367,416

		4,403,453

Automobiles (0.5%)
Harley-Davidson, Inc. (x)	14,300	772,486
Tesla, Inc. (x)*	14,653	5,298,671
Thor Industries, Inc.	5,500	574,860

		6,646,017

Distributors (0.1%)
Genuine Parts Co.	6,100	565,836
LKQ Corp.*	4,854	159,939
Pool Corp.	4,500	529,065

		1,254,840

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	5,600	432,376
H&R Block, Inc.	3,500	108,185
Service Corp. International	20,400	682,380
ServiceMaster Global Holdings, Inc.*	15,015	588,438

		1,811,379

Hotels, Restaurants & Leisure (3.5%)
Aramark	11,563	473,852
Chipotle Mexican Grill, Inc.*	2,873	1,195,455
Choice Hotels International, Inc.	3,723	239,203
Darden Restaurants, Inc.	14,000	1,266,160
Domino’s Pizza, Inc.	5,400	1,142,262
Dunkin’ Brands Group, Inc.	10,280	566,634
Extended Stay America, Inc.	10,400	201,344
Hilton Grand Vacations, Inc.*	6,640	239,438
Hilton Worldwide Holdings, Inc.	19,003	1,175,336
Las Vegas Sands Corp.	40,488	2,586,778
Marriott International, Inc., Class A	35,576	3,568,629
McDonald’s Corp.	91,813	14,062,078
MGM Resorts International	4,100	128,289
Panera Bread Co., Class A*	2,458	773,385
Six Flags Entertainment Corp.	7,990	476,284
Starbucks Corp.	158,736	9,255,896
Vail Resorts, Inc.	4,500	912,735
Wendy’s Co. (The)	20,600	319,506
Wyndham Worldwide Corp.	11,500	1,154,715
Wynn Resorts Ltd.	9,000	1,207,080
Yum Brands, Inc.	39,164	2,888,737
Yum China Holdings, Inc.*	35,764	1,410,175

		45,243,971

Household Durables (0.3%)
DR Horton, Inc.	21,000	725,970
Leggett & Platt, Inc.	11,900	625,107
Mohawk Industries, Inc.*	500	120,845

NVR, Inc.*	400	$964,244
PulteGroup, Inc.	9,100	223,223
Tempur Sealy International, Inc. (x)*	2,000	106,780
Toll Brothers, Inc.	7,900	312,129
Tupperware Brands Corp.	5,600	393,288
Whirlpool Corp.	700	134,134

		3,605,720

Internet & Direct Marketing Retail (5.0%)
Amazon.com, Inc.*	44,736	43,304,447
Expedia, Inc.	13,635	2,030,933
Liberty Expedia Holdings, Inc., Class A*	1,052	56,829
Liberty Interactive Corp. QVC Group, Class A*	26,000	638,040
Netflix, Inc.*	46,158	6,896,467
Priceline Group, Inc. (The)*	5,569	10,416,926
TripAdvisor, Inc.*	5,729	218,848
Wayfair, Inc., Class A (x)*	4,300	330,584

		63,893,074

Leisure Products (0.2%)
Brunswick Corp.	8,100	508,113
Hasbro, Inc.	9,649	1,075,960
Mattel, Inc.	7,300	157,169
Polaris Industries, Inc. (x)	6,600	608,718

		2,349,960

Media (3.6%)
AMC Networks, Inc., Class A*	5,975	319,125
Cable One, Inc.	600	426,540
CBS Corp. (Non-Voting), Class B	40,000	2,551,200
Charter Communications, Inc., Class A*	15,066	5,074,982
Comcast Corp., Class A	490,200	19,078,584
DISH Network Corp., Class A*	19,100	1,198,716
Interpublic Group of Cos., Inc. (The)	37,400	920,040
Lions Gate Entertainment Corp., Class A*	3,700	104,414
Lions Gate Entertainment Corp., Class B*	7,141	187,665
Live Nation Entertainment, Inc.*	15,000	522,750
Madison Square Garden Co. (The), Class A*	166	32,685
Omnicom Group, Inc.	25,934	2,149,929
Regal Entertainment Group, Class A (x)	3,286	67,232
Scripps Networks Interactive, Inc., Class A	5,232	357,398
Sirius XM Holdings, Inc. (x)	157,000	858,790
Twenty-First Century Fox, Inc., Class A	5,918	167,716
Twenty-First Century Fox, Inc., Class B	2,500	69,675
Walt Disney Co. (The)	120,300	12,781,875

		46,869,316

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (0.2%)
Dollar General Corp.	11,800	$850,662
Dollar Tree, Inc.*	24,446	1,709,264
Nordstrom, Inc. (x)	13,043	623,847

		3,183,773

Specialty Retail (3.5%)
Advance Auto Parts, Inc.	2,092	243,906
AutoZone, Inc.*	2,814	1,605,274
Burlington Stores, Inc.*	4,400	404,756
CarMax, Inc. (x)*	20,696	1,305,090
Dick’s Sporting Goods, Inc.	7,537	300,199
Floor & Decor Holdings, Inc., Class A (x)*	1,100	43,186
Foot Locker, Inc.	1,000	49,280
Gap, Inc. (The)	1,300	28,587
Home Depot, Inc. (The)	135,282	20,752,258
L Brands, Inc.	4,288	231,080
Lowe’s Cos., Inc.	96,484	7,480,405
Michaels Cos., Inc. (The)*	9,888	183,126
O’Reilly Automotive, Inc.*	10,111	2,211,680
Ross Stores, Inc.	43,124	2,489,549
Sally Beauty Holdings, Inc.*	5,300	107,325
TJX Cos., Inc. (The)	72,446	5,228,428
Tractor Supply Co.	14,400	780,624
Ulta Beauty, Inc.*	6,700	1,925,178
Williams-Sonoma, Inc.	1,879	91,132

		45,461,063

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	5,300	471,435
Coach, Inc.	5,306	251,186
Hanesbrands, Inc. (x)	40,768	944,187
Kate Spade & Co.*	13,800	255,162
Lululemon Athletica, Inc.*	10,800	644,436
Michael Kors Holdings Ltd.*	1,200	43,500
NIKE, Inc., Class B	148,632	8,769,288
Skechers U.S.A., Inc., Class A*	6,300	185,850
Under Armour, Inc., Class A (x)*	15,000	326,400
Under Armour, Inc., Class C (x)*	15,237	307,178
VF Corp.	27,600	1,589,760

		13,788,382

Total Consumer Discretionary		238,510,948

Consumer Staples (7.5%)
Beverages (3.0%)
Brown-Forman Corp., Class A	5,700	281,010
Brown-Forman Corp., Class B	18,672	907,459
Coca-Cola Co. (The)	323,362	14,502,786
Constellation Brands, Inc., Class A	18,200	3,525,886
Dr Pepper Snapple Group, Inc.	20,600	1,876,866
Monster Beverage Corp.*	46,358	2,303,065
PepsiCo, Inc.	139,816	16,147,350

		39,544,422

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	49,166	7,863,118

Kroger Co. (The)	55,300	$1,289,596
Rite Aid Corp.*	55,000	162,250
Sprouts Farmers Market, Inc.*	15,055	341,297
Sysco Corp.	55,336	2,785,061
Walgreens Boots Alliance, Inc.	19,600	1,534,876
Whole Foods Market, Inc.	5,170	217,709

		14,193,907

Food Products (0.7%)
Blue Buffalo Pet Products, Inc.*	10,425	237,794
Campbell Soup Co.	13,095	682,904
General Mills, Inc.	46,040	2,550,616
Hershey Co. (The)	14,069	1,510,589
Kellogg Co.	25,628	1,780,121
Lamb Weston Holdings, Inc.	3,733	164,401
McCormick & Co., Inc. (Non-Voting)	12,788	1,246,958
Pilgrim’s Pride Corp.*	5,200	113,984
TreeHouse Foods, Inc.*	1,800	147,042

		8,434,409

Household Products (0.8%)
Church & Dwight Co., Inc.	27,936	1,449,320
Clorox Co. (The)	12,374	1,648,712
Colgate-Palmolive Co.	15,268	1,131,817
Energizer Holdings, Inc.	6,800	326,536
Kimberly-Clark Corp.	33,925	4,380,056
Procter & Gamble Co. (The)	14,700	1,281,105
Spectrum Brands Holdings, Inc.	2,700	337,608

		10,555,154

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	24,474	2,349,015
Herbalife Ltd. (x)*	7,692	548,670
Nu Skin Enterprises, Inc., Class A	1,500	94,260

		2,991,945

Tobacco (1.7%)
Altria Group, Inc.	217,478	16,195,587
Philip Morris International, Inc.	15,702	1,844,200
Reynolds American, Inc.	57,078	3,712,353

		21,752,140

Total Consumer Staples		97,471,977

Energy (0.8%)
Energy Equipment & Services (0.2%)
Halliburton Co.	65,800	2,810,318
RPC, Inc. (x)	5,900	119,239

		2,929,557

Oil, Gas & Consumable Fuels (0.6%)
Antero Resources Corp.*	12,700	274,447
Apache Corp.	2,200	105,446
Cabot Oil & Gas Corp.	36,400	912,912
Cheniere Energy, Inc.*	15,100	735,521
Chesapeake Energy Corp. (x)*	6,900	34,293
Cimarex Energy Co.	9,800	921,298
Continental Resources, Inc.*	4,290	138,696
Devon Energy Corp.	4,200	134,274
Diamondback Energy, Inc.*	2,500	222,025

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EOG Resources, Inc.	6,100	$552,172
Gulfport Energy Corp.*	1,700	25,075
Laredo Petroleum, Inc.*	18,200	191,464
Newfield Exploration Co.*	22,300	634,658
ONEOK, Inc.	23,500	1,225,759
Parsley Energy, Inc., Class A*	17,000	471,750
Rice Energy, Inc.*	9,700	258,311
RSP Permian, Inc.*	7,400	238,798
Williams Cos., Inc. (The)	13,495	408,629

		7,485,528

Total Energy		10,415,085

Financials (3.3%)
Banks (0.3%)
Bank of the Ozarks, Inc.	5,988	280,658
East West Bancorp, Inc.	900	52,722
First Republic Bank	14,100	1,411,410
Pinnacle Financial Partners, Inc.	2,500	157,000
Signature Bank*	3,600	516,708
SVB Financial Group*	4,400	773,476
Western Alliance Bancorp*	6,100	300,120

		3,492,094

Capital Markets (1.8%)
Ameriprise Financial, Inc.	15,400	1,960,266
BGC Partners, Inc., Class A	6,500	82,160
CBOE Holdings, Inc.	12,330	1,126,962
Charles Schwab Corp. (The)	105,900	4,549,463
Eaton Vance Corp.	12,360	584,875
FactSet Research Systems, Inc.	4,369	726,040
Federated Investors, Inc., Class B	2,830	79,948
Intercontinental Exchange, Inc.	31,275	2,061,648
Invesco Ltd.	6,600	232,254
Lazard Ltd., Class A	12,024	557,072
Legg Mason, Inc.	2,200	83,952
LPL Financial Holdings, Inc. (x)	9,810	416,533
MarketAxess Holdings, Inc.	4,100	824,510
Moody’s Corp.	18,702	2,275,659
Morningstar, Inc.	1,935	151,588
MSCI, Inc.	9,991	1,028,973
Raymond James Financial, Inc.	3,700	296,814
S&P Global, Inc.	28,982	4,231,082
SEI Investments Co.	14,975	805,356
State Street Corp.	2,100	188,433
T. Rowe Price Group, Inc.	4,036	299,512
TD Ameritrade Holding Corp.	25,300	1,087,647

		23,650,747

Consumer Finance (0.0%)
Capital One Financial Corp.	3,400	280,908
Credit Acceptance Corp. (x)*	1,200	308,568

		589,476

Diversified Financial Services (0.0%)
Leucadia National Corp.	8,600	224,976
Voya Financial, Inc.	1,200	44,268

		269,244

Insurance (1.2%)
Allstate Corp. (The)	11,300	999,372

American International Group, Inc.	12,500	$781,500
Aon plc	29,300	3,895,435
Arch Capital Group Ltd.*	1,700	158,593
Arthur J Gallagher & Co	13,700	784,325
Aspen Insurance Holdings Ltd.	2,000	99,700
Assurant, Inc.	1,200	124,428
Erie Indemnity Co., Class A	2,043	255,518
Marsh & McLennan Cos., Inc.	57,800	4,506,088
Progressive Corp. (The)	65,100	2,870,259
RenaissanceRe Holdings Ltd.	300	41,715
XL Group Ltd.	9,100	398,580

		14,915,513

Total Financials		42,917,074

Health Care (13.5%)
Biotechnology (4.8%)
AbbVie, Inc.	179,165	12,991,255
ACADIA Pharmaceuticals, Inc. (x)*	10,800	301,212
Agios Pharmaceuticals, Inc. (x)*	4,300	221,235
Alexion Pharmaceuticals, Inc.*	19,790	2,407,849
Alkermes plc*	17,000	985,490
Alnylam Pharmaceuticals, Inc. (x)*	7,300	582,248
Amgen, Inc.	23,900	4,116,297
Biogen, Inc.*	22,409	6,080,906
BioMarin Pharmaceutical, Inc.*	19,549	1,775,440
Bioverativ, Inc.*	12,154	731,306
Celgene Corp.*	87,194	11,323,886
Exelixis, Inc.*	32,400	798,012
Gilead Sciences, Inc.	104,580	7,402,172
Incyte Corp.*	18,900	2,379,699
Intercept Pharmaceuticals, Inc. (x)*	2,000	242,140
Intrexon Corp. (x)*	4,300	103,587
Ionis Pharmaceuticals, Inc. (x)*	13,800	702,006
Neurocrine Biosciences, Inc. (x)*	9,800	450,800
OPKO Health, Inc. (x)*	4,000	26,320
Regeneron Pharmaceuticals, Inc.*	8,800	4,322,032
Seattle Genetics, Inc.*	10,700	553,618
TESARO, Inc. (x)*	4,200	587,412
Vertex Pharmaceuticals, Inc.*	27,907	3,596,375

		62,681,297

Health Care Equipment & Supplies (2.7%)
ABIOMED, Inc.*	4,600	659,180
Align Technology, Inc.*	8,900	1,336,068
Baxter International, Inc.	5,156	312,144
Becton Dickinson and Co.	25,192	4,915,211
Boston Scientific Corp.*	153,800	4,263,336
Cooper Cos., Inc. (The)	4,200	1,005,564
CR Bard, Inc.	8,224	2,599,689
DexCom, Inc. (x)*	9,600	702,240
Edwards Lifesciences Corp.*	23,492	2,777,694
Hill-Rom Holdings, Inc.	6,900	549,309
Hologic, Inc.*	17,700	803,226
IDEXX Laboratories, Inc.*	9,794	1,580,947
Intuitive Surgical, Inc.*	4,121	3,854,660

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Medtronic plc	11,200	$994,000
ResMed, Inc.	15,632	1,217,264
Stryker Corp.	38,191	5,300,147
Teleflex, Inc.	800	166,208
Varian Medical Systems, Inc.*	10,290	1,061,825
West Pharmaceutical Services, Inc.	8,200	775,064

		34,873,776

Health Care Providers & Services (2.8%)
Aetna, Inc.	11,700	1,776,411
AmerisourceBergen Corp.	17,808	1,683,390
Centene Corp.*	2,370	189,316
Cigna Corp.	24,400	4,084,316
Express Scripts Holding Co.*	4,539	289,770
HCA Healthcare, Inc.*	2,300	200,560
Henry Schein, Inc.*	8,852	1,620,093
Humana, Inc.	15,300	3,681,486
LifePoint Health, Inc.*	700	47,005
McKesson Corp.	2,471	406,578
Patterson Cos., Inc. (x)	874	41,034
Premier, Inc., Class A*	1,603	57,708
UnitedHealth Group, Inc.	107,900	20,006,818
VCA, Inc.*	8,800	812,328
WellCare Health Plans, Inc.*	4,600	825,976

		35,722,789

Health Care Technology (0.3%)
athenahealth, Inc. (x)*	4,400	618,420
Cerner Corp.*	32,340	2,149,640
Veeva Systems, Inc., Class A*	11,945	732,348

		3,500,408

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	8,800	521,928
Bio-Techne Corp.	4,154	488,095
Bruker Corp.	4,200	121,128
Charles River Laboratories International, Inc.*	5,227	528,711
Illumina, Inc.*	16,391	2,844,166
Mettler-Toledo International, Inc.*	2,847	1,675,573
Patheon NV*	3,723	129,858
PerkinElmer, Inc.	2,300	156,722
QIAGEN NV*	8,400	281,652
Quintiles IMS Holdings, Inc.*	9,312	833,424
Thermo Fisher Scientific, Inc.	19,800	3,454,507
Waters Corp.*	8,542	1,570,361

		12,606,125

Pharmaceuticals (1.9%)
Akorn, Inc.*	9,500	318,630
Bristol-Myers Squibb Co.	91,100	5,076,092
Eli Lilly & Co.	109,900	9,044,770
Johnson & Johnson	46,414	6,140,108
Merck & Co., Inc.	16,900	1,083,121
Zoetis, Inc.	55,250	3,446,495

		25,109,216

Total Health Care		174,493,611

Industrials (12.1%)
Aerospace & Defense (2.5%)
Boeing Co. (The)	64,029	$12,661,736
BWX Technologies, Inc.	10,500	511,875
General Dynamics Corp.	12,000	2,377,200
HEICO Corp. (x)	2,725	195,764
HEICO Corp., Class A	5,325	330,416
Hexcel Corp.	6,700	353,693
Huntington Ingalls Industries, Inc.	4,300	800,488
Lockheed Martin Corp.	25,431	7,059,900
Northrop Grumman Corp.	18,200	4,672,122
Raytheon Co.	12,200	1,970,056
Rockwell Collins, Inc.	18,212	1,913,717
TransDigm Group, Inc.	5,453	1,466,148

		34,313,115

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	15,658	1,075,391
Expeditors International of Washington, Inc.	14,176	800,660
FedEx Corp.	27,900	6,063,507
United Parcel Service, Inc., Class B	77,559	8,577,251
XPO Logistics, Inc.*	9,100	588,133

		17,104,942

Airlines (0.5%)
Alaska Air Group, Inc.	11,100	996,336
American Airlines Group, Inc.	21,600	1,086,912
Copa Holdings SA, Class A	300	35,100
Southwest Airlines Co.	63,045	3,917,616

		6,035,964

Building Products (0.4%)
Allegion plc	10,666	865,226
AO Smith Corp.	16,100	906,913
Armstrong World Industries, Inc.*	4,900	225,400
Fortune Brands Home & Security, Inc.	16,000	1,043,839
Lennox International, Inc. (x)	4,068	747,048
Masco Corp.	23,275	889,338

		4,677,764

Commercial Services & Supplies (0.5%)
Cintas Corp.	9,700	1,222,588
Clean Harbors, Inc.*	4,100	228,903
Copart, Inc.*	22,208	705,992
KAR Auction Services, Inc.	15,300	642,141
Rollins, Inc.	10,700	435,597
Waste Management, Inc.	41,000	3,007,350

		6,242,571

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,200	138,264

Electrical Equipment (0.4%)
Acuity Brands, Inc.	3,400	691,152
AMETEK, Inc.	4,123	249,730
Emerson Electric Co.	10,171	606,395
Hubbell, Inc.	3,900	441,363

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Rockwell Automation, Inc.	14,412	$2,334,168
Sensata Technologies Holding NV (x)*	9,600	410,112

		4,732,920

Industrial Conglomerates (2.1%)
3M Co.	65,296	13,593,974
General Electric Co.	170,200	4,597,102
Honeywell International, Inc.	49,991	6,663,300
Roper Technologies, Inc.	10,673	2,471,120

		27,325,496

Machinery (2.3%)
Allison Transmission Holdings, Inc.	14,900	558,899
Caterpillar, Inc.	57,900	6,221,934
Cummins, Inc.	5,800	940,876
Deere & Co.	35,747	4,417,972
Donaldson Co., Inc.	13,680	622,987
Dover Corp.	1,800	144,396
Fortive Corp.	31,169	1,974,556
Gardner Denver Holdings, Inc.*	4,600	99,406
Graco, Inc.	6,216	679,284
IDEX Corp.	7,976	901,368
Illinois Tool Works, Inc.	34,300	4,913,475
Ingersoll-Rand plc	14,400	1,316,016
Lincoln Electric Holdings, Inc.	6,600	607,794
Middleby Corp. (The)*	6,400	777,664
Nordson Corp.	6,500	788,580
Parker-Hannifin Corp.	12,900	2,061,678
Snap-on, Inc.	900	142,200
Stanley Black & Decker, Inc.	1,800	253,314
Toro Co. (The)	11,752	814,296
WABCO Holdings, Inc.*	5,647	720,049
Wabtec Corp. (x)	3,034	277,611
Welbilt, Inc.*	14,400	271,440
Xylem, Inc.	10,400	576,472

		30,082,267

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	1,640	177,366
Equifax, Inc.	13,400	1,841,427
IHS Markit Ltd.*	25,000	1,101,000
Robert Half International, Inc.	13,805	661,674
TransUnion*	14,232	616,388
Verisk Analytics, Inc.*	16,991	1,433,531

		5,831,386

Road & Rail (1.2%)
CSX Corp.	88,800	4,844,928
JB Hunt Transport Services, Inc.	9,670	883,645
Landstar System, Inc.	4,666	399,410
Old Dominion Freight Line, Inc.	4,300	409,532
Union Pacific Corp.	82,448	8,979,411

		15,516,926

Trading Companies & Distributors (0.4%)
Air Lease Corp.	600	22,416
Fastenal Co.	32,408	1,410,720
HD Supply Holdings, Inc.*	22,601	692,269
MSC Industrial Direct Co., Inc., Class A	1,977	169,943

United Rentals, Inc.*	9,500	$1,070,745
Univar, Inc.*	11,600	338,720
Watsco, Inc.	3,400	524,280
WW Grainger, Inc.	5,546	1,001,219

		5,230,312

Total Industrials		157,231,927

Information Technology (35.7%)
Communications Equipment (0.3%)
Arista Networks, Inc. (x)*	5,970	894,246
CommScope Holding Co., Inc.*	10,805	410,914
F5 Networks, Inc.*	7,240	919,914
Harris Corp.	3,500	381,780
Motorola Solutions, Inc.	1,700	147,458
Palo Alto Networks, Inc.*	9,966	1,333,551

		4,087,863

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	33,564	2,477,694
CDW Corp.	17,174	1,073,890
Cognex Corp.	9,300	789,570
Coherent, Inc.*	2,800	629,972
Corning, Inc.	5,900	177,295
FLIR Systems, Inc.	8,100	280,746
IPG Photonics Corp.*	4,000	580,400
National Instruments Corp.	9,370	376,861
Trimble, Inc.*	22,168	790,733
Universal Display Corp.	4,700	513,475
Zebra Technologies Corp., Class A*	5,907	593,772

		8,284,408

Internet Software & Services (8.2%)
Alphabet, Inc., Class A*	33,592	31,229,811
Alphabet, Inc., Class C*	34,079	30,968,610
CoStar Group, Inc.*	3,600	948,960
Facebook, Inc., Class A*	262,700	39,662,446
GoDaddy, Inc., Class A*	8,700	369,054
IAC/InterActiveCorp*	7,800	805,272
LogMeIn, Inc.	3,600	376,200
Match Group, Inc. (x)*	4,100	71,258
Pandora Media, Inc. (x)*	25,283	225,524
Twitter, Inc. (x)*	4,643	82,970
VeriSign, Inc. (x)*	9,841	914,819
Zillow Group, Inc., Class A*	4,000	195,360
Zillow Group, Inc., Class C (x)*	8,100	396,981

		106,247,265

IT Services (7.1%)
Accenture plc, Class A	69,800	8,632,864
Alliance Data Systems Corp.	5,440	1,396,394
Automatic Data Processing, Inc.	50,300	5,153,738
Black Knight Financial Services, Inc., Class A*	3,200	131,040
Booz Allen Hamilton Holding Corp.	15,400	501,116
Broadridge Financial Solutions, Inc.	13,087	988,854
Cognizant Technology Solutions Corp., Class A	65,714	4,363,410
CoreLogic, Inc.*	5,500	238,590

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CSRA, Inc.	18,100	$574,675
DST Systems, Inc.	678	41,833
DXC Technology Co.	31,800	2,439,696
Euronet Worldwide, Inc.*	5,600	489,272
Fidelity National Information Services, Inc.	21,000	1,793,400
First Data Corp., Class A*	41,429	754,008
Fiserv, Inc.*	23,858	2,918,788
FleetCor Technologies, Inc.*	10,324	1,488,824
Gartner, Inc.*	9,800	1,210,398
Genpact Ltd.	15,054	418,953
Global Payments, Inc.	17,012	1,536,524
International Business Machines Corp.	66,416	10,216,773
Jack Henry & Associates, Inc.	8,700	903,669
Mastercard, Inc., Class A	106,020	12,876,128
Paychex, Inc.	36,080	2,054,395
PayPal Holdings, Inc.*	127,276	6,830,903
Sabre Corp.	18,200	396,214
Square, Inc., Class A (x)*	24,902	584,201
Total System Services, Inc.	20,300	1,182,475
Vantiv, Inc., Class A*	18,000	1,140,120
Visa, Inc., Class A	207,908	19,497,611
Western Union Co. (The)	52,955	1,008,793
WEX, Inc.*	3,500	364,945

		92,128,604

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc. (x)*	92,500	1,154,400
Analog Devices, Inc.	40,611	3,159,536
Applied Materials, Inc.	121,400	5,015,034
Broadcom Ltd.	44,911	10,466,508
Cavium, Inc.*	7,400	459,762
Cypress Semiconductor Corp. (x)	3,100	42,315
KLA-Tencor Corp.	17,600	1,610,576
Lam Research Corp.	18,098	2,559,600
Maxim Integrated Products, Inc.	31,578	1,417,852
Microchip Technology, Inc.	23,726	1,831,173
Micron Technology, Inc.*	88,900	2,654,554
Microsemi Corp.*	10,400	486,720
NVIDIA Corp.	64,000	9,251,840
NXP Semiconductors NV*	21,200	2,320,340
ON Semiconductor Corp.*	44,200	620,568
Qorvo, Inc.*	7,400	468,568
Skyworks Solutions, Inc.	20,700	1,986,165
Teradyne, Inc.	20,800	624,624
Texas Instruments, Inc.	112,231	8,633,931
Versum Materials, Inc.	1,050	34,125
Xilinx, Inc.	26,363	1,695,668

		56,493,859

Software (8.4%)
Activision Blizzard, Inc.	83,100	4,784,067
Adobe Systems, Inc.*	55,534	7,854,730
ANSYS, Inc.*	9,612	1,169,588
Atlassian Corp. plc, Class A*	8,195	288,300
Autodesk, Inc.*	19,080	1,923,646
Cadence Design Systems, Inc.*	31,100	1,041,539
CDK Global, Inc.	15,133	939,154
Citrix Systems, Inc.*	16,929	1,347,210

Dell Technologies, Inc., Class V*	22,947	$1,402,291
Electronic Arts, Inc.*	33,700	3,562,764
Fortinet, Inc.*	16,500	617,760
Guidewire Software, Inc.*	3,200	219,872
Intuit, Inc.	27,329	3,629,564
Manhattan Associates, Inc.*	7,700	370,062
Microsoft Corp.#	844,149	58,187,192
Oracle Corp.	26,132	1,310,258
PTC, Inc.*	12,800	705,536
Red Hat, Inc.*	19,851	1,900,733
salesforce.com, Inc.*	75,984	6,580,214
ServiceNow, Inc.*	18,789	1,991,634
Splunk, Inc. (x)*	15,400	876,106
SS&C Technologies Holdings, Inc.	17,700	679,857
Symantec Corp.	69,300	1,957,725
Synopsys, Inc.*	1,300	94,809
Tableau Software, Inc., Class A*	6,700	410,509
Take-Two Interactive Software, Inc.*	11,100	814,518
Tyler Technologies, Inc.*	3,900	685,113
Ultimate Software Group, Inc. (The) (x)*	3,200	672,192
VMware, Inc., Class A (x)*	7,966	696,467
Workday, Inc., Class A*	14,660	1,422,020

		108,135,430

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	587,203	84,568,976
NCR Corp.*	13,500	551,340
NetApp, Inc.	26,000	1,041,300
Western Digital Corp.	4,700	416,420

		86,578,036

Total Information Technology		461,955,465

Materials (3.8%)
Chemicals (2.8%)
Albemarle Corp.	2,300	242,742
Axalta Coating Systems Ltd.*	23,799	762,520
Celanese Corp.	9,292	882,182
Chemours Co. (The)	20,700	784,944
Ecolab, Inc.	28,841	3,828,643
EI du Pont de Nemours & Co.	97,621	7,878,992
FMC Corp.	14,958	1,092,682
Huntsman Corp.	10,900	281,656
International Flavors & Fragrances, Inc.	8,866	1,196,910
LyondellBasell Industries NV, Class A	16,200	1,367,118
Monsanto Co.	49,370	5,843,433
NewMarket Corp.	800	368,384
Platform Specialty Products Corp.*	11,300	143,284
PPG Industries, Inc.	26,800	2,946,928
Praxair, Inc.	28,168	3,733,668
RPM International, Inc.	13,400	730,970
Scotts Miracle-Gro Co. (The), Class A	4,493	401,944
Sherwin-Williams Co. (The)	9,271	3,253,750

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Westlake Chemical Corp.	2,000	$132,420
WR Grace & Co.	7,600	547,276

		36,420,446

Construction Materials (0.3%)
Eagle Materials, Inc.	5,200	480,584
Martin Marietta Materials, Inc.	6,436	1,432,525
Vulcan Materials Co.	13,700	1,735,516

		3,648,625

Containers & Packaging (0.6%)
AptarGroup, Inc.	1,600	138,976
Ardagh Group SA	1,100	24,871
Avery Dennison Corp.	9,300	821,841
Ball Corp.	21,448	905,320
Berry Global Group, Inc.*	14,500	826,645
Crown Holdings, Inc.*	10,203	608,711
Graphic Packaging Holding Co.	24,400	336,232
International Paper Co.	42,000	2,377,620
Owens-Illinois, Inc.*	14,200	339,664
Packaging Corp. of America	10,500	1,169,595
Sealed Air Corp.	11,100	496,836
Silgan Holdings, Inc.	8,300	263,774

		8,310,085

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	30,100	361,501
Royal Gold, Inc. (x)	2,700	211,059
Southern Copper Corp.	8,129	281,507
Steel Dynamics, Inc.	3,300	118,173

		972,240

Total Materials		49,351,396

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
American Tower Corp. (REIT)	47,520	6,287,847
Boston Properties, Inc. (REIT)	2,600	319,852
CoreSite Realty Corp. (REIT)	3,800	393,414
Crown Castle International Corp. (REIT)	41,042	4,111,588
CubeSmart (REIT)	13,700	329,348
CyrusOne, Inc. (REIT)	8,500	473,875
Digital Realty Trust, Inc. (REIT)	12,600	1,423,170
Douglas Emmett, Inc. (REIT)	13,100	500,551
DuPont Fabros Technology, Inc. (REIT)	8,600	525,976
Equinix, Inc. (REIT)	8,752	3,756,008
Equity LifeStyle Properties, Inc. (REIT)	9,100	785,694
Extra Space Storage, Inc. (REIT)	11,600	904,800
Federal Realty Investment Trust (REIT)	3,081	389,408
Gaming and Leisure Properties, Inc. (REIT)	7,000	263,690

Hudson Pacific Properties, Inc. (REIT)	1,800	$61,542
Iron Mountain, Inc. (REIT)	25,676	882,227
Lamar Advertising Co. (REIT), Class A	8,300	610,631
Outfront Media, Inc. (REIT)	2,100	48,552
Public Storage (REIT)	16,662	3,474,527
SBA Communications Corp. (REIT)*	13,518	1,823,578
Simon Property Group, Inc. (REIT)	31,661	5,121,483
Tanger Factory Outlet Centers, Inc. (REIT)	700	18,186
Taubman Centers, Inc. (REIT)	3,200	190,560

		32,696,507

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	14,443	525,725

Total Real Estate		33,222,232

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	229,800	10,262,868
Zayo Group Holdings, Inc.*	20,841	643,987

		10,906,855

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	20,300	1,230,586

Total Telecommunication Services		12,137,441

Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	6,600	113,652

Total Utilities		113,652

Total Common Stocks (98.6%) (Cost $562,563,817)		1,277,820,808

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	17,583,509	17,588,784

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	$500,000	500,000

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,700,254, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,754,001. (xx)	$2,700,000	$2,700,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,200,155, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,334,188. (xx)	1,200,000	1,200,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $400,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $444,729. (xx)	400,000	400,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,300,130, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,326,003. (xx)	1,300,000	1,300,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,963,736, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,002,819. (xx)	1,963,548	1,963,548
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,400,313, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,428,932. (xx)	1,400,000	1,400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,200,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,224,799. (xx)	1,200,000	1,200,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,000,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,020,666. (xx)	$1,000,000	$1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $2,000,223, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $2,040,004. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $2,000,180, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $2,040,056. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		19,663,548

Total Short-Term Investments (2.9%) (Cost $37,251,021)		37,252,332

Total Investments (101.5%) (Cost $599,814,838)		1,315,073,140
Other Assets Less Liabilities (-1.5%)		(19,534,203)

Net Assets (100%)		$1,295,538,937

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,927,980.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $19,379,207. This was secured by cash collateral of $19,663,548 which was subsequently invested in joint repurchase agreements with a total value of $19,663,548, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $96,438 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	123	September-17	$14,956,826	$14,888,535	$(68,291)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$238,510,948	$—	$—	$238,510,948
Consumer Staples	97,471,977	—	—	97,471,977
Energy	10,415,085	—	—	10,415,085
Financials	42,917,074	—	—	42,917,074
Health Care	174,493,611	—	—	174,493,611
Industrials	157,231,927	—	—	157,231,927
Information Technology	461,955,465	—	—	461,955,465
Materials	49,351,396	—	—	49,351,396
Real Estate	33,222,232	—	—	33,222,232
Telecommunication Services	12,137,441	—	—	12,137,441
Utilities	113,652	—	—	113,652
Short-Term Investments
Investment Companies	17,588,784	—	—	17,588,784
Repurchase Agreements	—	19,663,548	—	19,663,548

Total Assets	$1,295,409,592	$19,663,548	$—	$1,315,073,140

Liabilities:
Futures	$(68,291)	$—	$—	$(68,291)

Total Liabilities	$(68,291)	$—	$—	$(68,291)

Total	$1,295,341,301	$19,663,548	$—	$1,315,004,849

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(68,291	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$797,256

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$145,044

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $10,565,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,372,452
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,469,235

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$720,299,045
Aggregate gross unrealized depreciation	(5,246,231)

Net unrealized appreciation	$715,052,814

Federal income tax cost of investments	$600,020,326

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $580,151,290)	$1,295,409,592
Repurchase Agreements (Cost $19,663,548)	19,663,548
Dividends, interest and other receivables	835,503
Receivable from Separate Accounts for Trust shares sold	402,686
Receivable for securities sold	111,428
Due from Custodian	33,849
Security lending income receivable	12,804
Due from broker for futures variation margin	5,535
Other assets	14,071

Total assets	1,316,489,016

LIABILITIES
Overdraft payable	77,457
Payable for return of collateral on securities loaned	19,663,548
Payable to Separate Accounts for Trust shares redeemed	384,350
Investment management fees payable	378,144
Distribution fees payable – Class IB	236,835
Administrative fees payable	106,159
Payable for securities purchased	33,849
Distribution fees payable – Class IA	12,732
Trustees’ fees payable	2,450
Accrued expenses	54,555

Total liabilities	20,950,079

NET ASSETS	$1,295,538,937

Net assets were comprised of:
Paid in capital	$528,674,339
Accumulated undistributed net investment income (loss)	6,109,692
Accumulated undistributed net realized gain (loss) on investments and futures	45,564,895
Net unrealized appreciation (depreciation) on investments and futures	715,190,011

Net assets	$1,295,538,937

Class IA
Net asset value, offering and redemption price per share, $61,591,238 / 4,591,391 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.41

Class IB
Net asset value, offering and redemption price per share, $1,140,742,957 / 87,470,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.04

Class K
Net asset value, offering and redemption price per share, $93,204,742 / 6,941,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.43

(x)	Includes value of securities on loan of $19,379,207.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$9,756,081
Interest	34
Securities lending (net)	82,860

Total income	9,838,975

EXPENSES
Investment management fees	2,178,570
Distribution fees – Class IB	1,356,768
Administrative fees	612,141
Distribution fees – Class IA	70,324
Printing and mailing expenses	47,017
Professional fees	40,297
Custodian fees	39,684
Trustees’ fees	14,505
Miscellaneous	13,560

Total expenses	4,372,866

NET INVESTMENT INCOME (LOSS)	5,466,109

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	42,967,728
Futures	797,256

Net realized gain (loss)	43,764,984

Change in unrealized appreciation (depreciation) on:
Investments	107,937,454
Futures	(145,044)

Net change in unrealized appreciation (depreciation)	107,792,410

NET REALIZED AND UNREALIZED GAIN (LOSS)	151,557,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,023,503

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,466,109	$11,353,341
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	43,764,984	62,298,906
Net change in unrealized appreciation (depreciation) on investments and futures	107,792,410	(2,388,509)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157,023,503	71,263,738

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(483,116)
Class IB	—	(9,974,310)
Class K	—	(1,247,601)

	—	(11,705,027)

Distributions from net realized capital gains
Class IA	—	(2,471,978)
Class IB	—	(52,387,336)
Class K	—	(5,071,545)

	—	(59,930,859)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(71,635,886)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 614,215 and 842,715 shares, respectively ]	7,839,967	9,977,943
Capital shares issued in reinvestment of dividends and distributions [ 0 and 247,636 shares, respectively ]	—	2,955,094
Capital shares repurchased [ (200,665) and (528,901) shares, respectively ]	(2,586,571)	(6,235,590)

Total Class IA transactions	5,253,396	6,697,447

Class IB
Capital shares sold [ 4,514,908 and 8,003,542 shares, respectively ]	56,281,549	91,913,310
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,375,189 shares, respectively ]	—	62,361,646
Capital shares repurchased [ (5,312,106) and (13,290,203) shares, respectively ]	(65,857,817)	(154,158,178)

Total Class IB transactions	(9,576,268)	116,778

Class K
Capital shares sold [ 324,416 and 640,341 shares, respectively ]	4,132,692	7,607,335
Capital shares issued in reinvestment of dividends and distributions [ 0 and 529,726 shares, respectively ]	—	6,319,146
Capital shares repurchased [ (1,869,173) and (7,355,503) shares, respectively ]	(24,573,674)	(86,988,381)

Total Class K transactions	(20,440,982)	(73,061,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,763,854)	(66,247,675)

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,259,649	(66,619,823)
NET ASSETS:
Beginning of period	1,163,279,288	1,229,899,111

End of period (a)	$1,295,538,937	$1,163,279,288

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,109,692	$643,583

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.81	$11.81	$12.48	$12.60	$10.04	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.11	0.11	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments and futures	1.55	0.64	0.47	1.42	3.13	1.18

Total from investment operations	1.60	0.75	0.58	1.54	3.24	1.30

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.12)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.63)	(1.14)	(1.54)	(0.57)	—

Total dividends and distributions	—	(0.75)	(1.25)	(1.66)	(0.68)	(0.12)

Net asset value, end of period	$13.41	$11.81	$11.81	$12.48	$12.60	$10.04

Total return (b)	13.55%	6.32%	4.84%	12.24%	32.47%	14.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,591	$49,353	$42,712	$35,445	$27,227	$19,030
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.73%	0.72%	0.73%	0.73%	0.73%
After waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.72%	0.73%	0.73%	0.73%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.72%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.86%	0.95%	0.87%	0.91%	0.97%	1.18%
After waivers and fees paid indirectly (a)(f)	0.86%	0.95%	0.87%	0.91%	0.97%	1.18%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.95%	0.87%	0.91%	0.97%	1.18%
Portfolio turnover rate (z)^	13%	13%	17%	15%	15%	16%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.48	$11.50	$12.18	$12.33	$9.83	$8.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.11	0.11	0.12	0.11	0.11
Net realized and unrealized gain (loss) on investments and futures	1.51	0.62	0.46	1.39	3.07	1.16

Total from investment operations	1.56	0.73	0.57	1.51	3.18	1.27

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.12)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.63)	(1.14)	(1.54)	(0.57)	—

Total dividends and distributions	—	(0.75)	(1.25)	(1.66)	(0.68)	(0.12)

Net asset value, end of period	$13.04	$11.48	$11.50	$12.18	$12.33	$9.83

Total return (b)	13.59%	6.29%	4.85%	12.24%	32.53%	14.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,140,743	$1,013,708	$1,013,947	$951,916	$873,541	$635,996
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.73%	0.72%	0.73%	0.73%	0.73%
After waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.72%	0.73%	0.73%	0.73%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.73%	0.72%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.86%	0.95%	0.87%	0.90%	0.97%	1.15%
After waivers and fees paid indirectly (a)(f)	0.86%	0.95%	0.87%	0.90%	0.97%	1.15%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.95%	0.87%	0.90%	0.97%	1.15%
Portfolio turnover rate (z)^	13%	13%	17%	15%	15%	16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.81	$11.81	$12.48	$12.60	$10.04	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.14	0.15	0.14	0.13
Net realized and unrealized gain (loss) on investments and futures	1.55	0.65	0.48	1.43	3.14	1.20

Total from investment operations	1.62	0.79	0.62	1.58	3.28	1.33

Less distributions:
Dividends from net investment income	—	(0.16)	(0.15)	(0.16)	(0.15)	(0.15)
Distributions from net realized gains	—	(0.63)	(1.14)	(1.54)	(0.57)	—

Total dividends and distributions	—	(0.79)	(1.29)	(1.70)	(0.72)	(0.15)

Net asset value, end of period	$13.43	$11.81	$11.81	$12.48	$12.60	$10.04

Total return (b)	13.72%	6.59%	5.11%	12.53%	32.80%	15.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,205	$100,219	$173,240	$292,356	$439,002	$416,272
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%	0.48%	0.47%	0.48%	0.48%	0.48%
After waivers and fees paid indirectly (a)(f)	0.47%	0.48%	0.47%	0.48%	0.48%	0.48%
Before waivers and fees paid indirectly (a)(f)	0.47%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.11%	1.21%	1.11%	1.15%	1.21%	1.36%
After waivers and fees paid indirectly (a)(f)	1.11%	1.21%	1.11%	1.15%	1.21%	1.36%
Before waivers and fees paid indirectly (a)(f)	1.11%	1.21%	1.11%	1.15%	1.21%	1.36%
Portfolio turnover rate (z)^	13%	13%	17%	15%	15%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1057

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	25.1%
Health Care	14.0
Energy	10.3
Consumer Staples	9.1
Industrials	8.6
Information Technology	7.9
Consumer Discretionary	6.8
Utilities	6.1
Real Estate	4.9
Telecommunication Services	3.1
Materials	2.7
Repurchase Agreements	1.1
Investment Companies	1.1
Cash and Other	(0.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,042.87	$3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	3.65
Class IB
Actual	1,000.00	1,044.19	3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	3.65
Class K
Actual	1,000.00	1,045.40	2.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.40

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.2%)
Adient plc	4,988	$326,115
BorgWarner, Inc.	10,100	427,836
Gentex Corp.	5,500	104,335
Goodyear Tire & Rubber Co. (The)	13,900	485,945
Lear Corp.	740	105,139

		1,449,370

Automobiles (0.8%)
Ford Motor Co.	208,100	2,328,639
General Motors Co.	73,200	2,556,876
Harley-Davidson, Inc.	2,500	135,050

		5,020,565

Distributors (0.1%)
Genuine Parts Co.	4,800	445,248
LKQ Corp.*	14,000	461,300

		906,548

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	224	134,322
H&R Block, Inc.	9,300	287,463

		421,785

Hotels, Restaurants & Leisure (0.7%)
Aramark	7,600	311,448
Carnival Corp.	21,788	1,428,639
Extended Stay America, Inc.	3,500	67,760
Hilton Worldwide Holdings, Inc.	1,166	72,117
Hyatt Hotels Corp., Class A*	1,525	85,720
International Game Technology plc (x)	5,200	95,160
MGM Resorts International	24,516	767,106
Norwegian Cruise Line Holdings Ltd.*	8,600	466,894
Royal Caribbean Cruises Ltd.	9,194	1,004,261
Yum China Holdings, Inc.*	2,700	106,461

		4,405,566

Household Durables (0.7%)
CalAtlantic Group, Inc.	3,600	127,260
DR Horton, Inc.	8,327	287,864
Garmin Ltd.	6,085	310,518
Leggett & Platt, Inc.	1,400	73,542
Lennar Corp., Class A	10,600	565,192
Lennar Corp., Class B	600	26,982
Mohawk Industries, Inc.*	3,127	755,765
Newell Brands, Inc.	25,600	1,372,672
PulteGroup, Inc.	12,000	294,360
Tempur Sealy International, Inc.*	1,500	80,085
Toll Brothers, Inc.	4,475	176,807
Whirlpool Corp.	3,516	673,736

		4,744,783

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	2,400	129,648
Liberty Interactive Corp. QVC Group, Class A*	10,689	262,308

Liberty Ventures*	3,600	$188,244
TripAdvisor, Inc.*	3,100	118,420

		698,620

Leisure Products (0.1%)
Brunswick Corp.	900	56,457
Hasbro, Inc.	1,500	167,265
Mattel, Inc.	14,800	318,644

		542,366

Media (2.4%)
Charter Communications, Inc., Class A*	3,500	1,178,975
Cinemark Holdings, Inc.	5,700	221,445
Comcast Corp., Class A	18,900	735,588
Discovery Communications, Inc., Class A (x)*	8,100	209,223
Discovery Communications, Inc., Class C*	11,200	282,352
DISH Network Corp., Class A*	2,800	175,728
Interpublic Group of Cos., Inc. (The)	3,200	78,720
John Wiley & Sons, Inc., Class A	2,500	131,875
Liberty Broadband Corp., Class A*	1,321	113,329
Liberty Broadband Corp., Class C*	5,547	481,202
Liberty Media Corp-Liberty Formula One, Class A (x)*	1,300	45,539
Liberty Media Corp-Liberty Formula One, Class C*	5,700	208,734
Liberty Media Corp-Liberty SiriusXM, Class A*	4,686	196,718
Liberty Media Corp-Liberty SiriusXM, Class C*	10,072	420,003
Lions Gate Entertainment Corp., Class A*	900	25,398
Lions Gate Entertainment Corp., Class B*	900	23,652
Madison Square Garden Co. (The), Class A*	1,000	196,900
News Corp., Class A	21,505	294,619
News Corp., Class B	6,800	96,220
Regal Entertainment Group, Class A (x)	3,200	65,472
Scripps Networks Interactive, Inc., Class A	2,100	143,451
Sirius XM Holdings, Inc. (x)	4,100	22,427
TEGNA, Inc.	12,173	175,413
Time Warner, Inc.	41,445	4,161,491
Tribune Media Co., Class A	3,700	150,849
Twenty-First Century Fox, Inc., Class A	52,820	1,496,919
Twenty-First Century Fox, Inc., Class B	22,200	618,714
Viacom, Inc., Class A (x)	100	3,805
Viacom, Inc., Class B	18,700	627,759
Walt Disney Co. (The)	26,500	2,815,624

		15,398,144

Multiline Retail (0.5%)
Dollar General Corp.	9,100	656,019

See Notes to Financial Statements.

1059

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Dollar Tree, Inc.*	700	$48,944
Kohl’s Corp.	9,441	365,083
Macy’s, Inc.	16,290	378,580
Target Corp.	29,500	1,542,555

		2,991,181

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	2,800	326,452
AutoNation, Inc. (x)*	3,400	143,344
AutoZone, Inc.*	200	114,092
Bed Bath & Beyond, Inc.	7,300	221,920
Best Buy Co., Inc.	14,100	808,354
Burlington Stores, Inc. (x)*	1,700	156,383
Cabela’s, Inc.*	2,500	148,550
Dick’s Sporting Goods, Inc.	1,100	43,813
Foot Locker, Inc.	6,491	319,876
GameStop Corp., Class A (x)	5,692	123,004
Gap, Inc. (The)	11,500	252,885
L Brands, Inc.	10,800	582,012
Michaels Cos., Inc. (The)*	1,200	22,224
Murphy USA, Inc.*	1,846	136,807
Penske Automotive Group, Inc.	2,400	105,384
Sally Beauty Holdings, Inc.*	4,800	97,200
Signet Jewelers Ltd. (x)	3,600	227,664
Staples, Inc.	35,900	361,513
Tiffany & Co.	5,800	544,446
Urban Outfitters, Inc. (x)*	4,600	85,284
Williams-Sonoma, Inc. (x)	3,700	179,450

		5,000,657

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	12,400	587,016
Michael Kors Holdings Ltd.*	7,600	275,500
PVH Corp.	4,100	469,450
Ralph Lauren Corp.	2,900	214,020
Skechers U.S.A., Inc., Class A*	4,000	118,000
Under Armour, Inc., Class A (x)*	2,700	58,752
Under Armour, Inc., Class C*	2,700	54,432
VF Corp.	4,600	264,960

		2,042,130

Total Consumer Discretionary		43,621,715

Consumer Staples (9.1%)
Beverages (0.7%)
Brown-Forman Corp., Class A	400	19,720
Brown-Forman Corp., Class B	600	29,160
Coca-Cola Co. (The)	51,700	2,318,745
Molson Coors Brewing Co., Class B	9,249	798,559
PepsiCo, Inc.	9,900	1,143,351

		4,309,535

Food & Staples Retailing (2.4%)
Casey’s General Stores, Inc. (x)	2,100	224,931
CVS Health Corp.	54,375	4,375,013
Kroger Co. (The)	22,300	520,036
Rite Aid Corp.*	30,000	88,500
US Foods Holding Corp.*	7,100	193,262
Walgreens Boots Alliance, Inc.	40,698	3,187,060
Wal-Mart Stores, Inc.	77,882	5,894,109
Whole Foods Market, Inc.	14,600	614,806

		15,097,717

Food Products (2.1%)
Archer-Daniels-Midland Co.	29,716	$1,229,648
Bunge Ltd.	7,811	582,701
Campbell Soup Co.	3,300	172,095
Conagra Brands, Inc.	21,635	773,668
Flowers Foods, Inc. (x)	9,400	162,714
General Mills, Inc.	8,900	493,060
Hain Celestial Group, Inc. (The) (x)*	5,400	209,628
Hershey Co. (The)	800	85,896
Hormel Foods Corp. (x)	14,400	491,184
Ingredion, Inc.	3,829	456,455
JM Smucker Co. (The)	6,019	712,228
Kellogg Co.	1,015	70,502
Kraft Heinz Co. (The)	32,100	2,749,044
Lamb Weston Holdings, Inc.	5,978	263,271
Mondelez International, Inc., Class A	78,362	3,384,455
Pilgrim’s Pride Corp.*	300	6,576
Pinnacle Foods, Inc.	6,500	386,100
Post Holdings, Inc.*	3,500	271,775
Seaboard Corp.	14	55,930
TreeHouse Foods, Inc.*	2,100	171,549
Tyson Foods, Inc., Class A	14,824	928,427

		13,656,906

Household Products (2.3%)
Clorox Co. (The)	1,104	147,097
Colgate-Palmolive Co.	38,700	2,868,831
Kimberly-Clark Corp.	2,805	362,154
Procter & Gamble Co. (The)	129,889	11,319,826

		14,697,908

Personal Products (0.1%)
Coty, Inc., Class A	24,046	451,103
Edgewell Personal Care Co.*	3,294	250,410
Nu Skin Enterprises, Inc., Class A	2,000	125,680

		827,193

Tobacco (1.5%)
Philip Morris International, Inc.	75,500	8,867,475
Reynolds American, Inc.	17,000	1,105,680

		9,973,155

Total Consumer Staples		58,562,414

Energy (10.3%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	22,749	1,240,048
Halliburton Co.	15,000	640,650
Helmerich & Payne, Inc. (x)	5,456	296,479
Nabors Industries Ltd. (x)	16,153	131,485
National Oilwell Varco, Inc.	20,849	686,766
Oceaneering International, Inc.	5,900	134,756
Patterson-UTI Energy, Inc.	9,757	196,994
RPC, Inc. (x)	200	4,042
Schlumberger Ltd.	74,266	4,889,674
Transocean Ltd. (x)*	19,000	156,370
Weatherford International plc (x)*	53,300	206,271

		8,583,535

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	29,886	$1,355,031
Antero Resources Corp.*	6,200	133,982
Apache Corp.	19,258	923,036
Cabot Oil & Gas Corp.	7,500	188,100
Centennial Resource Development, Inc., Class A*	5,900	93,338
Cheniere Energy, Inc.*	3,700	180,227
Chesapeake Energy Corp. (x)*	44,997	223,635
Chevron Corp.	101,007	10,538,060
Cimarex Energy Co.	300	28,203
Concho Resources, Inc.*	8,000	972,240
ConocoPhillips	66,170	2,908,833
CONSOL Energy, Inc.*	13,400	200,196
Continental Resources, Inc.*	2,600	84,058
Devon Energy Corp.	26,035	832,339
Diamondback Energy, Inc.*	3,700	328,597
Energen Corp. (x)*	5,540	273,510
EOG Resources, Inc.	27,900	2,525,508
EQT Corp.	9,205	539,321
Extraction Oil & Gas, Inc. (x)*	6,400	86,080
Exxon Mobil Corp.	226,599	18,293,337
Gulfport Energy Corp.*	7,600	112,100
Hess Corp.	15,118	663,227
HollyFrontier Corp.	9,000	247,230
Kinder Morgan, Inc.	102,800	1,969,648
Kosmos Energy Ltd. (x)*	8,800	56,408
Marathon Oil Corp.	45,348	537,374
Marathon Petroleum Corp.	27,448	1,436,354
Murphy Oil Corp. (x)	8,987	230,337
Noble Energy, Inc.	25,158	711,971
Occidental Petroleum Corp.	40,810	2,443,295
Parsley Energy, Inc., Class A (x)*	4,200	116,550
PBF Energy, Inc., Class A (x)	5,900	131,334
Phillips 66	23,335	1,929,571
Pioneer Natural Resources Co.	9,100	1,452,178
QEP Resources, Inc.*	14,354	144,975
Range Resources Corp.	11,387	263,837
Rice Energy, Inc.*	4,400	117,172
RSP Permian, Inc.*	3,500	112,945
SM Energy Co.	6,000	99,180
Southwestern Energy Co.*	26,900	163,552
Targa Resources Corp.	10,200	461,040
Tesoro Corp.	8,152	763,027
Valero Energy Corp.	23,886	1,611,350
Whiting Petroleum Corp. (x)*	19,200	105,792
Williams Cos., Inc. (The)	37,700	1,141,556
World Fuel Services Corp.	3,800	146,110
WPX Energy, Inc.*	22,701	219,292

		58,095,036

Total Energy		66,678,571

Financials (25.1%)
Banks (12.0%)
Associated Banc-Corp	8,802	221,810
Bank of America Corp.	532,272	12,912,919
Bank of Hawaii Corp.	2,524	209,416
Bank of the Ozarks, Inc.	3,300	154,671
BankUnited, Inc. (x)	5,300	178,663
BB&T Corp.	43,233	1,963,211
BOK Financial Corp.	1,396	117,445

CIT Group, Inc. (x)	11,144	$542,713
Citigroup, Inc.	147,242	9,847,545
Citizens Financial Group, Inc.	27,100	966,928
Comerica, Inc.	9,405	688,822
Commerce Bancshares, Inc.	5,158	293,129
Cullen/Frost Bankers, Inc. (x)	3,147	295,535
East West Bancorp, Inc.	7,234	423,768
Fifth Third Bancorp	40,088	1,040,684
First Hawaiian, Inc.	2,800	85,736
First Horizon National Corp.	12,784	222,697
First Republic Bank	1,600	160,160
FNB Corp.	17,100	242,136
Huntington Bancshares, Inc.	57,625	779,090
JPMorgan Chase & Co.	189,004	17,274,965
KeyCorp	58,283	1,092,223
M&T Bank Corp.	7,759	1,256,570
PacWest Bancorp	6,600	308,220
People’s United Financial, Inc.	19,410	342,781
Pinnacle Financial Partners, Inc.	2,700	169,560
PNC Financial Services Group, Inc. (The)	25,889	3,232,759
Popular, Inc.	5,732	239,082
Prosperity Bancshares, Inc.	3,500	224,840
Regions Financial Corp.	64,168	939,420
Signature Bank*	1,200	172,236
SunTrust Banks, Inc.	25,774	1,461,901
SVB Financial Group*	700	123,053
Synovus Financial Corp.	6,891	304,858
TCF Financial Corp.	9,449	150,617
US Bancorp	84,550	4,389,836
Webster Financial Corp.	4,900	255,878
Wells Fargo & Co.	240,034	13,300,284
Western Alliance Bancorp*	2,200	108,240
Zions Bancorp.	10,668	468,432

		77,162,833

Capital Markets (3.8%)
Affiliated Managers Group, Inc.	3,000	497,580
Ameriprise Financial, Inc.	810	103,105
Bank of New York Mellon Corp. (The)	53,899	2,749,927
BGC Partners, Inc., Class A	9,100	115,024
BlackRock, Inc.	6,664	2,814,940
Charles Schwab Corp. (The)	13,000	558,480
CME Group, Inc.	18,100	2,266,844
E*TRADE Financial Corp.*	14,722	559,878
Federated Investors, Inc., Class B	3,700	104,525
Franklin Resources, Inc.	17,800	797,262
Goldman Sachs Group, Inc. (The)	19,627	4,355,232
Interactive Brokers Group, Inc., Class A (x)	3,319	124,197
Intercontinental Exchange, Inc.	16,285	1,073,507
Invesco Ltd.	18,231	641,549
Lazard Ltd., Class A	600	27,798
Legg Mason, Inc.	3,526	134,552
Morgan Stanley	70,567	3,144,466
Morningstar, Inc.	100	7,834
Nasdaq, Inc.	6,174	441,379
Northern Trust Corp.	11,181	1,086,905
Raymond James Financial, Inc.	5,092	408,480
State Street Corp.‡	18,928	1,698,409

See Notes to Financial Statements.

1061

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

T. Rowe Price Group, Inc.	10,600	$786,626
TD Ameritrade Holding Corp.	1,500	64,485

		24,562,984

Consumer Finance (1.4%)
Ally Financial, Inc.	25,000	522,500
American Express Co.	39,700	3,344,327
Capital One Financial Corp.	24,030	1,985,359
Credit Acceptance Corp. (x)*	100	25,714
Discover Financial Services	20,219	1,257,420
Navient Corp.	15,089	251,232
OneMain Holdings, Inc.*	2,900	71,311
Santander Consumer USA Holdings, Inc.*	5,900	75,284
SLM Corp.*	23,389	268,974
Synchrony Financial	43,393	1,293,979

		9,096,100

Diversified Financial Services (2.8%)
Berkshire Hathaway, Inc., Class B*	102,798	17,410,897
Leucadia National Corp.	13,113	343,036
Voya Financial, Inc.	9,400	346,766

		18,100,699

Insurance (4.7%)
Aflac, Inc.	20,715	1,609,141
Alleghany Corp.*	780	463,944
Allied World Assurance Co. Holdings AG	4,663	246,673
Allstate Corp. (The)	14,088	1,245,943
American Financial Group, Inc.	3,991	396,586
American International Group, Inc.	43,306	2,707,490
American National Insurance Co.	482	56,148
Arch Capital Group Ltd.*	5,301	494,530
Arthur J Gallagher & Co	3,000	171,750
Aspen Insurance Holdings Ltd.	2,201	109,720
Assurant, Inc.	2,361	244,812
Assured Guaranty Ltd.	6,354	265,216
Athene Holding Ltd., Class A*	2,700	133,947
Axis Capital Holdings Ltd.	4,606	297,824
Brown & Brown, Inc.	5,985	257,774
Chubb Ltd.	24,886	3,617,926
Cincinnati Financial Corp.	8,556	619,882
CNA Financial Corp.	1,660	80,925
Erie Indemnity Co., Class A	400	50,028
Everest Re Group Ltd.	2,212	563,153
First American Financial Corp.	5,900	263,671
FNF Group	14,438	647,256
Hanover Insurance Group, Inc. (The)	2,459	217,941
Hartford Financial Services Group, Inc. (The)	19,499	1,025,062
Lincoln National Corp.	11,914	805,148
Loews Corp.	14,885	696,767
Markel Corp.*	755	736,774
Mercury General Corp.	1,474	79,596
MetLife, Inc.	48,930	2,688,214
Old Republic International Corp.	13,784	269,202
Principal Financial Group, Inc.	14,184	908,769
ProAssurance Corp.	2,800	170,240

Prudential Financial, Inc.	22,911	$2,477,596
Reinsurance Group of America, Inc.	3,403	436,911
RenaissanceRe Holdings Ltd.	1,951	271,287
Torchmark Corp.	6,162	471,393
Travelers Cos., Inc. (The)	14,875	1,882,134
Unum Group	12,189	568,373
Validus Holdings Ltd.	4,127	214,480
White Mountains Insurance Group Ltd.	225	195,442
Willis Towers Watson plc	6,800	989,128
WR Berkley Corp.	5,464	377,945
XL Group Ltd.	9,245	404,931

		30,431,672

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	18,500	393,865
Annaly Capital Management, Inc. (REIT)	54,295	654,254
Chimera Investment Corp. (REIT)	9,958	185,518
MFA Financial, Inc. (REIT)	22,100	185,419
New Residential Investment Corp. (REIT)	16,400	255,184
Starwood Property Trust, Inc. (REIT)	13,600	304,504
Two Harbors Investment Corp. (REIT)	20,600	204,146

		2,182,890

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	27,395	359,697
TFS Financial Corp.	4,143	64,092

		423,789

Total Financials		161,960,967

Health Care (14.0%)
Biotechnology (1.1%)
Agios Pharmaceuticals, Inc.*	200	10,290
Alexion Pharmaceuticals, Inc.*	2,200	267,674
Alnylam Pharmaceuticals, Inc. (x)*	600	47,856
Amgen, Inc.	28,000	4,822,440
Biogen, Inc.*	700	189,952
Gilead Sciences, Inc.	19,800	1,401,444
Intrexon Corp. (x)*	800	19,272
Juno Therapeutics, Inc. (x)*	3,400	101,626
OPKO Health, Inc. (x)*	15,700	103,306
United Therapeutics Corp.*	2,400	311,352

		7,275,212

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	90,326	4,390,747
Alere, Inc.*	3,876	194,536
Baxter International, Inc.	24,123	1,460,406
Cooper Cos., Inc. (The)	626	149,877
Danaher Corp.	32,700	2,759,553
DENTSPLY SIRONA, Inc.	12,000	778,080
Hill-Rom Holdings, Inc.	305	24,281
Hologic, Inc.*	6,400	290,432

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Medtronic plc	67,903	$6,026,391
STERIS plc	4,500	366,750
Teleflex, Inc.	1,972	409,703
Zimmer Biomet Holdings, Inc.	10,759	1,381,456

		18,232,212

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc. (x)*	4,200	207,396
Aetna, Inc.	11,697	1,775,956
Anthem, Inc.	14,126	2,657,523
Brookdale Senior Living, Inc.*	11,200	164,752
Cardinal Health, Inc.	16,878	1,315,134
Centene Corp.*	7,964	636,164
Cigna Corp.	1,600	267,824
DaVita, Inc.*	8,300	537,508
Envision Healthcare Corp.*	6,167	386,486
Express Scripts Holding Co.*	29,900	1,908,816
HCA Healthcare, Inc.*	14,700	1,281,840
Humana, Inc.	532	128,010
Laboratory Corp. of America Holdings*	5,480	844,687
LifePoint Health, Inc.*	1,633	109,656
McKesson Corp.	10,100	1,661,854
MEDNAX, Inc.*	4,900	295,813
Patterson Cos., Inc. (x)	4,000	187,800
Premier, Inc., Class A*	1,700	61,200
Quest Diagnostics, Inc.	7,310	812,580
Universal Health Services, Inc., Class B	4,600	561,568
WellCare Health Plans, Inc.*	200	35,912

		15,838,479

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	13,300	788,823
Bio-Rad Laboratories, Inc., Class A*	1,210	273,835
Bruker Corp.	3,500	100,940
PerkinElmer, Inc.	5,015	341,722
QIAGEN NV*	8,211	275,315
Quintiles IMS Holdings, Inc.*	2,300	205,850
Thermo Fisher Scientific, Inc.	11,395	1,988,086
VWR Corp.*	4,000	132,040

		4,106,611

Pharmaceuticals (7.0%)
Akorn, Inc.*	200	6,708
Allergan plc	17,900	4,351,311
Bristol-Myers Squibb Co.	44,700	2,490,684
Endo International plc*	11,300	126,221
Johnson & Johnson	122,102	16,152,875
Mallinckrodt plc*	5,325	238,613
Merck & Co., Inc.	138,272	8,861,852
Mylan NV*	28,500	1,106,370
Perrigo Co. plc	6,800	513,536
Pfizer, Inc.	316,500	10,631,235

		44,479,405

Total Health Care		89,931,919

Industrials (8.6%)
Aerospace & Defense (1.8%)
Arconic, Inc.	20,893	473,226
General Dynamics Corp.	8,203	1,625,015

Hexcel Corp.	1,600	$84,464
Huntington Ingalls Industries, Inc.	400	74,464
L3 Technologies, Inc.	4,180	698,394
Lockheed Martin Corp.	1,300	360,893
Orbital ATK, Inc.	3,176	312,391
Raytheon Co.	9,732	1,571,523
Spirit AeroSystems Holdings, Inc., Class A	6,399	370,758
Teledyne Technologies, Inc.*	1,900	242,535
Textron, Inc.	14,339	675,367
United Technologies Corp.	39,900	4,872,190

		11,361,220

Air Freight & Logistics (0.0%)
Expeditors International of Washington, Inc.	3,000	169,440
XPO Logistics, Inc.*	1,600	103,408

		272,848

Airlines (0.7%)
Alaska Air Group, Inc.	1,200	107,712
American Airlines Group, Inc.	13,500	679,320
Copa Holdings SA, Class A	1,500	175,500
Delta Air Lines, Inc.	36,100	1,940,014
JetBlue Airways Corp.*	16,400	374,412
Spirit Airlines, Inc.*	3,900	201,435
United Continental Holdings, Inc.*	15,000	1,128,750

		4,607,143

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	600	39,144
Johnson Controls International plc	49,984	2,167,306
Lennox International, Inc. (x)	200	36,728
Masco Corp.	6,400	244,544
Owens Corning	5,868	392,687
USG Corp. (x)*	4,800	139,296

		3,019,705

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	800	44,664
Pitney Bowes, Inc.	9,900	149,490
Republic Services, Inc.	12,232	779,546
Stericycle, Inc.*	4,400	335,808
Waste Management, Inc.	4,249	311,664

		1,621,172

Construction & Engineering (0.2%)
AECOM*	8,894	287,543
Fluor Corp.	8,000	366,240
Jacobs Engineering Group, Inc.	6,578	357,777
Quanta Services, Inc.*	6,164	202,919
Valmont Industries, Inc.	1,200	179,520

		1,393,999

Electrical Equipment (0.8%)
Acuity Brands, Inc. (x)	700	142,296
AMETEK, Inc.	10,400	629,928
Eaton Corp. plc	23,874	1,858,113
Emerson Electric Co.	29,400	1,752,828
Hubbell, Inc.	1,090	123,355

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Regal Beloit Corp.	2,352	$191,806
Sensata Technologies Holding NV (x)*	4,400	187,968

		4,886,294

Industrial Conglomerates (1.9%)
Carlisle Cos., Inc.	3,329	317,587
General Electric Co.	383,718	10,364,222
Honeywell International, Inc.	16,900	2,252,601
Roper Technologies, Inc.	300	69,459

		13,003,869

Machinery (1.3%)
AGCO Corp.	3,821	257,497
Caterpillar, Inc.	2,900	311,634
Colfax Corp.*	4,700	185,039
Crane Co.	2,741	217,581
Cummins, Inc.	5,700	924,654
Donaldson Co., Inc.	400	18,216
Dover Corp.	7,323	587,451
Flowserve Corp.	7,000	325,010
Fortive Corp.	1,600	101,360
IDEX Corp.	260	29,383
Ingersoll-Rand plc	6,831	624,285
ITT, Inc.	5,000	200,900
Oshkosh Corp.	4,000	275,520
PACCAR, Inc.	18,300	1,208,531
Parker-Hannifin Corp.	966	154,386
Pentair plc	9,136	607,909
Snap-on, Inc.	2,700	426,600
Stanley Black & Decker, Inc.	7,368	1,036,899
Terex Corp.	4,768	178,800
Timken Co. (The)	4,266	197,303
Trinity Industries, Inc.	8,706	244,029
Wabtec Corp. (x)	3,100	283,650
Xylem, Inc.	4,713	261,242

		8,657,879

Marine (0.0%)
Kirby Corp.*	3,100	207,235

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	1,200	129,780
IHS Markit Ltd.*	9,000	396,360
ManpowerGroup, Inc.	3,667	409,421
Nielsen Holdings plc	19,030	735,699

		1,671,260

Road & Rail (0.6%)
AMERCO	300	109,818
CSX Corp.	4,800	261,888
Genesee & Wyoming, Inc., Class A*	3,600	246,204
Kansas City Southern	5,900	617,435
Norfolk Southern Corp.	15,501	1,886,472
Old Dominion Freight Line, Inc.	1,400	133,336
Ryder System, Inc.	3,109	223,786
Union Pacific Corp.	4,000	435,640

		3,914,579

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,800	179,328
MSC Industrial Direct Co., Inc., Class A	1,500	128,940

WESCO International, Inc.*	2,892	$165,712
WW Grainger, Inc.	200	36,106

		510,086

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	4,300	337,120

Total Industrials		55,464,409

Information Technology (7.9%)
Communications Equipment (1.7%)
ARRIS International plc*	9,600	268,992
Brocade Communications Systems, Inc.	22,308	281,304
Cisco Systems, Inc.	267,900	8,385,270
CommScope Holding Co., Inc.*	5,000	190,150
EchoStar Corp., Class A*	2,359	143,191
Harris Corp.	4,790	522,493
Juniper Networks, Inc.	20,600	574,328
Motorola Solutions, Inc.	8,100	702,594

		11,068,322

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,995	391,708
Avnet, Inc.	7,058	274,415
Corning, Inc.	45,567	1,369,289
Dolby Laboratories, Inc., Class A	3,100	151,776
FLIR Systems, Inc.	3,400	117,844
Jabil, Inc.	10,118	295,344
Keysight Technologies, Inc.*	9,800	381,514
National Instruments Corp.	1,200	48,264
Trimble, Inc.*	2,900	103,443

		3,133,597

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	9,000	448,290
eBay, Inc.*	54,100	1,889,172
LogMeIn, Inc.	1,000	104,500
Twitter, Inc.*	33,400	596,858
Zillow Group, Inc., Class A*	1,000	48,840
Zillow Group, Inc., Class C (x)*	2,000	98,020

		3,185,680

IT Services (0.7%)
Amdocs Ltd.	8,171	526,703
Booz Allen Hamilton Holding Corp.	700	22,778
Conduent, Inc.*	11,100	176,934
CoreLogic, Inc.*	2,035	88,278
DST Systems, Inc.	2,900	178,930
Fidelity National Information Services, Inc.	7,552	644,941
International Business Machines Corp.	14,400	2,215,151
Leidos Holdings, Inc.	7,550	390,260
Sabre Corp.	2,400	52,248
Teradata Corp. (x)*	6,900	203,481
WEX, Inc.*	400	41,708

		4,541,412

Semiconductors & Semiconductor Equipment (2.4%)
Cypress Semiconductor Corp. (x)	16,100	219,765
First Solar, Inc. (x)*	4,000	159,520

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Intel Corp.	251,911	$8,499,478
Marvell Technology Group Ltd.	21,500	355,180
Micron Technology, Inc.*	13,629	406,962
Microsemi Corp.*	1,200	56,160
NXP Semiconductors NV*	7,700	842,765
ON Semiconductor Corp.*	1,200	16,848
Qorvo, Inc.*	3,200	202,624
QUALCOMM, Inc.	79,000	4,362,380
Teradyne, Inc.	700	21,021
Versum Materials, Inc.	5,300	172,250
Xilinx, Inc.	700	45,024

		15,359,977

Software (1.4%)
Autodesk, Inc.*	2,100	211,722
CA, Inc.	16,258	560,413
FireEye, Inc. (x)*	9,400	142,974
Guidewire Software, Inc.*	2,400	164,904
Nuance Communications, Inc.*	15,300	266,373
Oracle Corp.	141,200	7,079,768
SS&C Technologies Holdings, Inc.	400	15,364
Synopsys, Inc.*	7,586	553,247
Zynga, Inc., Class A*	36,500	132,860

		9,127,625

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	88,500	1,468,215
HP, Inc.	90,500	1,581,940
NetApp, Inc.	2,100	84,105
Western Digital Corp.	13,369	1,184,493
Xerox Corp.	12,275	352,661

		4,671,414

Total Information Technology		51,088,027

Materials (2.7%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	11,400	1,630,884
Albemarle Corp.	4,825	509,231
Ashland Global Holdings, Inc.	3,417	225,214
Cabot Corp.	3,535	188,875
Celanese Corp.	3,000	284,820
CF Industries Holdings, Inc.	12,400	346,704
Dow Chemical Co. (The)	65,210	4,112,794
Eastman Chemical Co.	7,800	655,122
Huntsman Corp.	5,501	142,146
LyondellBasell Industries NV, Class A	9,900	835,461
Mosaic Co. (The)	19,500	445,185
Olin Corp.	8,800	266,464
Platform Specialty Products Corp.*	6,400	81,152
PPG Industries, Inc.	1,000	109,960
Praxair, Inc.	1,900	251,845
RPM International, Inc.	600	32,730
Scotts Miracle-Gro Co. (The), Class A	100	8,946
Valvoline, Inc.	10,080	239,098
Westlake Chemical Corp. (x)	900	59,589

		10,426,220

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	$66,774
Vulcan Materials Co.	482	61,060

		127,834

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,699	234,435
Ardagh Group SA	500	11,305
Avery Dennison Corp.	381	33,669
Ball Corp.	8,300	350,343
Bemis Co., Inc.	4,771	220,659
Crown Holdings, Inc.*	2,100	125,286
Graphic Packaging Holding Co.	5,200	71,656
International Paper Co.	1,975	111,805
Owens-Illinois, Inc.*	1,900	45,448
Sealed Air Corp.	5,100	228,276
Sonoco Products Co.	5,682	292,168
WestRock Co.	13,289	752,955

		2,478,005

Metals & Mining (0.6%)
Alcoa Corp.	9,831	320,982
Freeport-McMoRan, Inc.*	58,000	696,580
Newmont Mining Corp.	28,500	923,115
Nucor Corp.	17,020	984,948
Reliance Steel & Aluminum Co.	3,809	277,333
Royal Gold, Inc. (x)	2,200	171,974
Southern Copper Corp.	500	17,315
Steel Dynamics, Inc.	11,001	393,946
Tahoe Resources, Inc.	16,500	142,230
United States Steel Corp. (x)	8,524	188,721

		4,117,144

Paper & Forest Products (0.0%)
Domtar Corp.	3,746	143,921

Total Materials		17,293,124

Real Estate (4.9%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
Alexandria Real Estate Equities, Inc. (REIT)	4,542	547,175
American Campus Communities, Inc. (REIT)	7,200	340,560
American Homes 4 Rent (REIT), Class A	12,100	273,097
Apartment Investment & Management Co. (REIT), Class A	8,764	376,589
Apple Hospitality REIT, Inc. (REIT)	11,200	209,552
AvalonBay Communities, Inc. (REIT)	7,357	1,413,795
Boston Properties, Inc. (REIT)	7,029	864,708
Brandywine Realty Trust (REIT)	10,153	177,982
Brixmor Property Group, Inc. (REIT)	16,300	291,444
Camden Property Trust (REIT)	4,688	400,871
Colony NorthStar, Inc. (REIT), Class A	28,693	404,284
Columbia Property Trust, Inc. (REIT)	6,900	154,422

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CoreCivic, Inc. (REIT)	6,534	$180,208
Corporate Office Properties Trust (REIT)	5,267	184,503
CubeSmart (REIT)	3,100	74,524
CyrusOne, Inc. (REIT)	500	27,875
DCT Industrial Trust, Inc. (REIT)	5,000	267,200
DDR Corp. (REIT)	17,912	162,462
Digital Realty Trust, Inc. (REIT)	2,600	293,670
Douglas Emmett, Inc. (REIT)	1,449	55,366
Duke Realty Corp. (REIT)	19,302	539,491
Empire State Realty Trust, Inc. (REIT), Class A (x)	6,800	141,236
EPR Properties (REIT)	3,500	251,545
Equity Commonwealth (REIT)*	6,717	212,257
Equity Residential (REIT)	19,009	1,251,362
Essex Property Trust, Inc. (REIT)	3,480	895,300
Extra Space Storage, Inc. (REIT)	1,000	78,000
Federal Realty Investment Trust (REIT)	2,400	303,336
Forest City Realty Trust, Inc. (REIT), Class A	12,360	298,741
Gaming and Leisure Properties, Inc. (REIT)	7,100	267,457
GGP, Inc. (REIT)	32,559	767,090
HCP, Inc. (REIT)	25,091	801,908
Healthcare Trust of America, Inc. (REIT), Class A	10,450	325,100
Highwoods Properties, Inc. (REIT)	5,300	268,763
Hospitality Properties Trust (REIT)	8,891	259,173
Host Hotels & Resorts, Inc. (REIT)	38,990	712,347
Hudson Pacific Properties, Inc. (REIT)	7,500	256,425
Invitation Homes, Inc. (REIT)	4,400	95,172
Iron Mountain, Inc. (REIT)	1,800	61,848
Kilroy Realty Corp. (REIT)	5,100	383,265
Kimco Realty Corp. (REIT)	23,333	428,161
Lamar Advertising Co. (REIT), Class A	500	36,785
Liberty Property Trust (REIT)	8,022	326,576
Life Storage, Inc. (REIT)	2,400	177,840
Macerich Co. (The) (REIT)	7,270	422,096
Medical Properties Trust, Inc. (REIT)	19,300	248,391
Mid-America Apartment Communities, Inc. (REIT)	6,259	659,573
National Retail Properties, Inc. (REIT)	8,200	320,620
Omega Healthcare Investors, Inc. (REIT) (x)	10,400	343,408
Outfront Media, Inc. (REIT)	7,031	162,557
Paramount Group, Inc. (REIT)	10,000	160,000
Park Hotels & Resorts, Inc. (REIT)	6,857	184,865
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,030	169,272
Prologis, Inc. (REIT)	28,086	1,646,962
Rayonier, Inc. (REIT)	6,400	184,128
Realty Income Corp. (REIT)	14,526	801,545

Regency Centers Corp. (REIT)	7,975	$499,554
Retail Properties of America, Inc. (REIT), Class A	13,200	161,172
Senior Housing Properties Trust (REIT)	11,479	234,631
Simon Property Group, Inc. (REIT)	1,600	258,816
SL Green Realty Corp. (REIT)	5,370	568,146
Spirit Realty Capital, Inc. (REIT)	26,300	194,883
STORE Capital Corp. (REIT)	10,200	228,990
Sun Communities, Inc. (REIT)	3,600	315,684
Tanger Factory Outlet Centers, Inc. (REIT)	4,700	122,106
Taubman Centers, Inc. (REIT)	1,601	95,340
UDR, Inc. (REIT)	14,112	549,945
Uniti Group, Inc. (REIT)	8,842	222,288
Ventas, Inc. (REIT)	18,936	1,315,673
VEREIT, Inc. (REIT)	53,700	437,118
Vornado Realty Trust (REIT)	9,156	859,748
Weingarten Realty Investors (REIT)	6,502	195,710
Welltower, Inc. (REIT)	19,570	1,464,814
Weyerhaeuser Co. (REIT)	39,871	1,335,679
WP Carey, Inc. (REIT)	5,700	376,257

		30,579,436

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,800	320,320
Howard Hughes Corp. (The)*	1,947	239,169
Jones Lang LaSalle, Inc.	2,500	312,500
Realogy Holdings Corp.	8,000	259,600

		1,131,589

Total Real Estate		31,711,025

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	328,762	12,404,190
CenturyLink, Inc. (x)	29,708	709,427
Level 3 Communications, Inc.*	15,800	936,940
Verizon Communications, Inc.	109,100	4,872,406

		18,922,963

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	33,511	275,125
Telephone & Data Systems, Inc.	5,246	145,577
T-Mobile US, Inc.*	6,000	363,720
United States Cellular Corp.*	771	29,545

		813,967

Total Telecommunication Services		19,736,930

Utilities (6.1%)
Electric Utilities (3.6%)
Alliant Energy Corp.	12,686	509,597
American Electric Power Co., Inc.	26,354	1,830,812
Avangrid, Inc.	3,200	141,280
Duke Energy Corp.	37,393	3,125,681
Edison International	16,976	1,327,353
Entergy Corp.	9,569	734,612
Eversource Energy	16,967	1,030,067

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Exelon Corp.	49,753	$1,794,591
FirstEnergy Corp.	24,063	701,677
Great Plains Energy, Inc.	11,935	349,457
Hawaiian Electric Industries, Inc.	6,404	207,362
NextEra Energy, Inc.	24,984	3,501,008
OGE Energy Corp.	10,684	371,696
PG&E Corp.	27,309	1,812,498
Pinnacle West Capital Corp.	5,951	506,787
PPL Corp.	36,574	1,413,951
Southern Co. (The)	53,196	2,547,024
Westar Energy, Inc.	7,528	399,135
Xcel Energy, Inc.	27,119	1,244,220

		23,548,808

Gas Utilities (0.2%)
Atmos Energy Corp.	5,627	466,760
National Fuel Gas Co. (x)	4,044	225,817
UGI Corp.	9,537	461,686

		1,154,263

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,586	406,470
Calpine Corp.*	20,947	283,413
NRG Energy, Inc.	12,794	220,313
Vistra Energy Corp.	12,900	216,591

		1,126,787

Multi-Utilities (1.9%)
Ameren Corp.	12,925	706,610
CenterPoint Energy, Inc.	22,982	629,247
CMS Energy Corp.	14,870	687,738
Consolidated Edison, Inc.	16,377	1,323,589
Dominion Energy, Inc.	33,521	2,568,713
DTE Energy Co.	9,501	1,005,111
MDU Resources Group, Inc.	11,246	294,645
NiSource, Inc.	17,272	438,018
Public Service Enterprise Group, Inc.	26,958	1,159,464
SCANA Corp.	7,194	482,070
Sempra Energy	13,359	1,506,227
Vectren Corp.	4,614	269,642
WEC Energy Group, Inc.	16,886	1,036,463

		12,107,537

Water Utilities (0.2%)
American Water Works Co., Inc.	9,483	739,200
Aqua America, Inc.	9,871	328,704

		1,067,904

Total Utilities		39,005,299

Total Common Stocks (98.6%) (Cost $474,152,679)		635,054,400

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	6,769,206	6,771,237

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,200,113, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,224,000. (xx)	$1,200,000	$1,200,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $500,050, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $510,001. (xx)	500,000	500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $250,032, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $277,956. (xx)	250,000	250,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,235,737, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,280,233. (xx)	2,235,523	2,235,523
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $102,001. (xx)	100,000	100,000

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	$400,000	$400,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $400,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $250,028, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $255,030. (xx)	250,000	250,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $510,000. (xx)	$500,000	$500,000

Total Repurchase Agreements		7,535,523

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills 0.79%, 8/3/17#(p)	785,000	784,415

Total Short-Term Investments (2.3%) (Cost $15,090,916)		15,091,175

Total Investments (100.9%) (Cost $489,243,595)		650,145,575
Other Assets Less Liabilities (-0.9%)		(5,501,930)

Net Assets (100%)		$644,643,645

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,415.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $7,471,096. This was secured by cash collateral of $7,535,523 which was subsequently invested in joint repurchase agreements with a total value of $7,535,523, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $108,660 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
State Street Corp.	$1,719,788	$39,598	$204,944	$1,698,409	$15,639	$120,174

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	6	September-17	$403,751	$402,750	$(1,001)
S&P 500 E-Mini Index	74	September-17	8,977,994	8,957,330	(20,664)
S&P MidCap 400 E-Mini Index	3	September-17	528,802	523,830	(4,972)

					$(26,637)

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,621,715	$—	$—	$43,621,715
Consumer Staples	58,562,414	—	—	58,562,414
Energy	66,678,571	—	—	66,678,571
Financials	161,960,967	—	—	161,960,967
Health Care	89,931,919	—	—	89,931,919
Industrials	55,464,409	—	—	55,464,409
Information Technology	51,088,027	—	—	51,088,027
Materials	17,293,124	—	—	17,293,124
Real Estate	31,711,025	—	—	31,711,025
Telecommunication Services	19,736,930	—	—	19,736,930
Utilities	39,005,299	—	—	39,005,299
Short-Term Investments
Investment Companies	6,771,237	—	—	6,771,237
Repurchase Agreements	—	7,535,523	—	7,535,523
U.S. Treasury Obligations	—	784,415	—	784,415

Total Assets	$641,825,637	$8,319,938	$—	$650,145,575

Liabilities:
Futures	$(26,637)	$—	$—	$(26,637)

Total Liabilities	$(26,637)	$—	$—	$(26,637)

Total	$641,799,000	$8,319,938	$—	$650,118,938

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(26,637	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$721,991

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$37,346

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $9,597,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$82,242,161
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,014,721

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,766,767
Aggregate gross unrealized depreciation	(24,459,131)

Net unrealized appreciation	$157,307,636

Federal income tax cost of investments	$492,837,939

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $653,334)	$1,698,409
Unaffiliated Issuers (Cost $481,054,738)	640,911,643
Repurchase Agreements (Cost $7,535,523)	7,535,523
Cash	1,798,208
Dividends, interest and other receivables	920,565
Receivable from Separate Accounts for Trust shares sold	245,542
Due from Custodian	89,263
Receivable for securities sold	62,715
Due from broker for futures variation margin	3,780
Security lending income receivable	2,923
Other assets	7,271

Total assets	653,275,842

LIABILITIES
Payable for return of collateral on securities loaned	7,535,523
Payable to Separate Accounts for Trust shares redeemed	598,826
Investment management fees payable	185,291
Distribution fees payable – Class IB	119,894
Payable for securities purchased	89,263
Administrative fees payable	52,018
Distribution fees payable – Class IA	12,434
Trustees’ fees payable	765
Accrued expenses	38,183

Total liabilities	8,632,197

NET ASSETS	$644,643,645

Net assets were comprised of:
Paid in capital	$461,629,322
Accumulated undistributed net investment income (loss)	5,874,178
Accumulated undistributed net realized gain (loss) on investments and futures	16,264,802
Net unrealized appreciation (depreciation) on investments and futures	160,875,343

Net assets	$644,643,645

Class IA
Net asset value, offering and redemption price per share, $61,193,447 / 6,795,664 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.00

Class IB
Net asset value, offering and redemption price per share, $583,333,364 / 64,978,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.98

Class K
Net asset value, offering and redemption price per share, $116,834 / 13,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.98

(x)	Includes value of securities on loan of $7,471,096.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($15,639 of dividend income received from affiliates)	$7,857,658
Interest	5,376
Securities lending (net)	16,887

Total income	7,879,921

EXPENSES
Investment management fees	1,118,616
Distribution fees – Class IB	724,599
Administrative fees	314,322
Distribution fees – Class IA	74,271
Professional fees	33,215
Custodian fees	25,533
Printing and mailing expenses	24,366
Trustees’ fees	7,580
Miscellaneous	6,986

Total expenses	2,329,488

NET INVESTMENT INCOME (LOSS)	5,550,433

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($113,868 of realized gain (loss) from affiliates)	18,906,905
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	6,306
Futures	721,991

Net realized gain (loss)	19,635,202

Change in unrealized appreciation (depreciation) on:
Investments ($143,967 of change in unrealized appreciation (depreciation) from affiliates)	2,370,450
Futures	37,346

Net change in unrealized appreciation (depreciation)	2,407,796

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,042,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,593,431

See Notes to Financial Statements.

1071

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,550,433	$10,684,450
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	19,635,202	18,543,247
Net change in unrealized appreciation (depreciation) on investments and futures	2,407,796	57,900,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,593,431	87,127,807

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,017,100)
Class IB	—	(9,776,141)
Class K	—	(2,195)

	—	(10,795,436)

Distributions from net realized capital gains
Class IA	—	(1,727,237)
Class IB	—	(16,685,077)
Class K	—	(3,260)

	—	(18,415,574)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(29,211,010)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 690,403 and 1,490,124 shares, respectively ]	6,143,841	12,335,416
Capital shares issued in reinvestment of dividends and distributions [ 0 and 316,091 shares, respectively ]	—	2,744,337
Capital shares repurchased [ (757,499) and (2,295,641) shares, respectively ]	(6,701,526)	(17,478,608)

Total Class IA transactions	(557,685)	(2,398,855)

Class IB
Capital shares sold [ 3,280,153 and 8,308,222 shares, respectively ]	28,900,165	68,197,391
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,057,089 shares, respectively ]	—	26,461,218
Capital shares repurchased [ (4,862,048) and (10,189,112) shares, respectively ]	(43,018,785)	(81,692,141)

Total Class IB transactions	(14,118,620)	12,966,468

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 631 shares, respectively ]	—	5,455

Total Class K transactions	—	5,455

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,676,305)	10,573,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,917,126	68,489,865
NET ASSETS:
Beginning of period	631,726,519	563,236,654

End of period (a)	$644,643,645	$631,726,519

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,874,178	$323,745

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.63	$7.76	$8.51	$7.67	$5.91	$5.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.16	0.12	0.11	0.11
Net realized and unrealized gain (loss) on investments and futures	0.29	1.14	(0.54)	0.85	1.76	0.75

Total from investment operations	0.37	1.29	(0.38)	0.97	1.87	0.86

Less distributions:
Dividends from net investment income	—	(0.16)	(0.16)	(0.13)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.26)	(0.21)	—	—	—

Total dividends and distributions	—	(0.42)	(0.37)	(0.13)	(0.11)	(0.12)

Net asset value, end of period	$9.00	$8.63	$7.76	$8.51	$7.67	$5.91

Total return (b)	4.29%	16.57%	(4.46)%	12.59%	31.63%	16.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,193	$59,200	$57,074	$52,296	$42,374	$32,126
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%	0.73%	0.75%	0.75%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.74%	0.75%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.73%	1.87%	1.90%	1.51%	1.61%	1.93%
After waivers and fees paid indirectly (a)(f)	1.73%	1.87%	1.90%	1.51%	1.62%	1.93%
Before waivers and fees paid indirectly (a)(f)	1.73%	1.87%	1.90%	1.51%	1.61%	1.93%
Portfolio turnover rate (z)^	13%	18%	19%	16%	17%	20%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.60	$7.74	$8.49	$7.65	$5.89	$5.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.16	0.12	0.11	0.11
Net realized and unrealized gain (loss) on investments and futures	0.30	1.12	(0.54)	0.85	1.76	0.75

Total from investment operations	0.38	1.27	(0.38)	0.97	1.87	0.86

Less distributions:
Dividends from net investment income	—	(0.15)	(0.16)	(0.13)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.26)	(0.21)	—	—	—

Total dividends and distributions	—	(0.41)	(0.37)	(0.13)	(0.11)	(0.12)

Net asset value, end of period	$8.98	$8.60	$7.74	$8.49	$7.65	$5.89

Total return (b)	4.42%	16.47%	(4.47)%	12.62%	31.73%	16.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$583,333	$572,415	$506,067	$556,305	$464,380	$316,187
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%	0.73%	0.75%	0.75%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.74%	0.75%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.73%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.74%	1.88%	1.86%	1.51%	1.61%	1.92%
After waivers and fees paid indirectly (a)(f)	1.74%	1.88%	1.86%	1.51%	1.62%	1.93%
Before waivers and fees paid indirectly (a)(f)	1.74%	1.88%	1.86%	1.51%	1.61%	1.92%
Portfolio turnover rate (z)^	13%	18%	19%	16%	17%	20%

See Notes to Financial Statements.

1073

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		Year Ended December 31,
Class K							2014	2013	2012
Net asset value, beginning of period	$8.59	$7.73	$8.49		$8.58		$7.70	$5.91	$5.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.13		0.05		0.17	0.11	0.12
Net realized and unrealized gain (loss) on investments and futures	0.30	1.13	(0.50)		(0.02)		0.86	1.81	0.75

Total from investment operations	0.39	1.30	(0.37)		0.03		1.03	1.92	0.87

Less distributions:
Dividends from net investment income	—	(0.18)	(0.18)		—		(0.15)	(0.13)	(0.13)
Distributions from net realized gains	—	(0.26)	(0.21)		—		—	—	—

Total dividends and distributions	—	(0.44)	(0.39)		—		(0.15)	(0.13)	(0.13)

Net asset value, end of period	$8.98	$8.59	$7.73		$8.61		$8.58	$7.70	$5.91

Total return (b)	4.54%	16.79%	(4.34)%		0.35%		13.36%	32.47%	16.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117	$112	$96		$—		$— #	$— #	$13
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%	0.48%	0.48%		0.48%		0.48%	0.46%	0.50%
After waivers and fees paid indirectly (a)(f)	0.48%	0.48%	0.48%		0.48%		0.48%	0.46%	0.50%
Before waivers and fees paid indirectly (a)(f)	0.48%	0.48%	0.48%		0.48%		0.48%	0.46%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.99%	2.13%	2.36	%(l)	1.73	%(l)	2.04%	1.70%	2.18%
After waivers and fees paid indirectly (a)(f)	1.99%	2.13%	2.36	%(l)	1.73	%(l)	2.04%	1.71%	2.19%
Before waivers and fees paid indirectly (a)(f)	1.99%	2.13%	2.36	%(l)	1.73	%(l)	2.04%	1.71%	2.18%
Portfolio turnover rate (z)^	13%	18%	19%		19%		16%	17%	20%
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Amount is less than $500.00.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1074

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Information Technology	$278,447,923	19.0%
Consumer Staples	277,721,363	18.9
Health Care	237,887,405	16.2
Financials	182,693,456	12.4
Industrials	180,550,752	12.3
Consumer Discretionary	155,705,632	10.6
Materials	96,363,368	6.6
Energy	25,035,197	1.7
Telecommunication Services	14,024,626	0.9
Investment Companies	8,470,826	0.6
Cash and Other	12,107,981	0.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,191.78	$6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class IB
Actual	1,000.00	1,191.49	6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,193.30	5.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.20%, 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1075

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (1.6%)
Brambles Ltd.	1,108,585	$8,290,528
Caltex Australia Ltd.	298,631	7,255,373
Oil Search Ltd.	1,564,217	8,199,393

		23,745,294

Brazil (0.5%)
Ambev SA (ADR)	1,321,941	7,257,456

Canada (4.0%)
Canadian National Railway Co.	445,212	36,084,433
Element Fleet Management Corp.	760,135	5,216,843
Ritchie Bros Auctioneers, Inc.	266,359	7,653,097
Suncor Energy, Inc.	327,894	9,580,431

		58,534,804

China (3.6%)
Alibaba Group Holding Ltd. (ADR)*	257,996	36,351,636
Baidu, Inc. (ADR)*	93,960	16,805,686

		53,157,322

Denmark (1.3%)
Carlsberg A/S, Class B	76,750	8,199,194
Novo Nordisk A/S, Class B	267,137	11,439,907

		19,639,101

France (16.7%)
Air Liquide SA	164,028	20,270,683
Danone SA	368,328	27,685,334
Dassault Systemes SE	167,610	15,025,793
Essilor International SA	117,598	14,962,641
Kering	73,746	25,117,086
Legrand SA	90,764	6,349,549
L’Oreal SA	153,150	31,905,458
LVMH Moet Hennessy Louis Vuitton SE	134,541	33,545,288
Pernod Ricard SA	263,891	35,339,514
Publicis Groupe SA	160,126	11,944,409
Schneider Electric SE*	306,903	23,580,103

		245,725,858

Germany (10.0%)
Bayer AG (Registered)	238,581	30,846,466
Brenntag AG	223,796	12,954,244
Fresenius Medical Care AG & Co. KGaA	213,453	20,520,254
GEA Group AG	274,500	11,233,428
Linde AG	106,257	20,121,725
SAP SE	348,727	36,424,401
Symrise AG	206,109	14,599,967

		146,700,485

Hong Kong (2.7%)
AIA Group Ltd.	5,479,769	40,041,348
Dairy Farm International Holdings Ltd. (London Stock Exchange)	100	757
Dairy Farm International Holdings Ltd. (Singapore Stock Exchange)	20,438	161,051

		40,203,156

India (3.2%)
Adani Ports & Special Economic Zone Ltd.*	537,896	$3,021,205
HDFC Bank Ltd.	1,299,985	33,487,405
ITC Ltd.	2,168,009	10,855,558

		47,364,168

Ireland (0.9%)
Paddy Power Betfair plc	125,536	13,374,656

Israel (1.9%)
Mellanox Technologies Ltd.*	99,544	4,310,255
Nice Ltd. (ADR)	304,325	23,956,464

		28,266,719

Italy (0.9%)
Prysmian SpA	434,660	12,783,508

Japan (8.7%)
AEON Financial Service Co. Ltd.	467,200	9,877,765
Bandai Namco Holdings, Inc.	83,300	2,836,532
Japan Tobacco, Inc.	470,300	16,503,882
Keyence Corp.	24,500	10,747,544
Obic Co. Ltd.	183,300	11,244,899
Shiseido Co. Ltd.	294,500	10,457,728
SoftBank Group Corp.	173,400	14,024,626
Sundrug Co. Ltd.	411,800	15,340,671
Terumo Corp.	505,700	19,895,288
TOTO Ltd.	336,100	12,819,462
Yamato Holdings Co. Ltd.	220,500	4,466,853

		128,215,250

Mexico (0.9%)
Grupo Financiero Banorte SAB de CV, Class O	1,628,480	10,353,898
Grupo Financiero Inbursa SAB de CV, Class O	1,962,293	3,351,806

		13,705,704

Netherlands (1.5%)
Akzo Nobel NV	248,111	21,562,382

Peru (0.9%)
Credicorp Ltd.	73,082	13,110,180

Singapore (1.0%)
DBS Group Holdings Ltd.	965,700	14,547,752

South Korea (0.5%)
NAVER Corp.	9,128	6,685,543

Spain (1.7%)
Amadeus IT Group SA	412,148	24,642,969

Sweden (0.8%)
Telefonaktiebolaget LM Ericsson, Class B	1,558,857	11,148,306

Switzerland (13.6%)
Julius Baer Group Ltd.*	229,641	12,081,957
Nestle SA (Registered)	696,513	60,615,299
Novartis AG (Registered)	420,970	35,033,274
Roche Holding AG	197,355	50,259,767
Sika AG	1,334	8,569,653

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Sonova Holding AG (Registered)	59,422	$9,648,561
UBS Group AG (Registered)*	1,366,861	23,149,257

		199,357,768

Taiwan (3.2%)
MediaTek, Inc.	736,000	6,302,696
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,151,825	40,267,802

		46,570,498

United Kingdom (13.2%)
Burberry Group plc	542,024	11,725,981
Compass Group plc	932,924	19,684,409
Croda International plc	222,113	11,238,958
Diageo plc	758,065	22,397,847
Experian plc	529,832	10,868,755
HSBC Holdings plc	1,885,234	17,475,245
Intertek Group plc	284,306	15,615,312
Reckitt Benckiser Group plc	305,788	31,001,614
Rolls-Royce Holdings plc*	1,277,940	14,830,275
Smith & Nephew plc	507,042	8,750,258
Whitbread plc	288,201	14,890,824
WPP plc	771,415	16,216,333

		194,695,811

United States (5.3%)
Accenture plc, Class A	279,220	34,533,929
Mettler-Toledo International, Inc.*	40,716	23,962,995
QIAGEN NV*	377,813	12,567,994
Yum China Holdings, Inc.*	161,555	6,370,114

		77,435,032

Total Common Stocks (98.6%) (Cost $1,016,462,329)		1,448,429,722

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	8,468,285	$8,470,826

Total Short-Term Investment (0.6%) (Cost $8,469,143)		8,470,826

Total Investments (99.2%) (Cost $1,024,931,472)		1,456,900,548
Other Assets Less Liabilities (0.8%)		12,107,981

Net Assets (100%)		$1,469,008,529

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Information Technology	$278,447,923	19.0%
Consumer Staples	277,721,363	18.9
Health Care	237,887,405	16.2
Financials	182,693,456	12.4
Industrials	180,550,752	12.3
Consumer Discretionary	155,705,632	10.6
Materials	96,363,368	6.6
Energy	25,035,197	1.7
Telecommunication Services	14,024,626	0.9
Investment Companies	8,470,826	0.6
Cash and Other	12,107,981	0.8

		100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,370,114	$149,335,518	$—	$155,705,632
Consumer Staples	7,258,213	270,463,150	—	277,721,363
Energy	9,580,431	15,454,766	—	25,035,197
Financials	32,032,726	150,660,730	—	182,693,456
Health Care	23,962,995	213,924,410	—	237,887,405
Industrials	43,737,530	136,813,222	—	180,550,752
Information Technology	156,225,773	122,222,150	—	278,447,923
Materials	—	96,363,368	—	96,363,368
Telecommunication Services	—	14,024,626	—	14,024,626
Short-Term Investments
Investment Companies	8,470,826	—	—	8,470,826

Total Assets	$287,638,608	$1,169,261,940	$—	$1,456,900,548

Total Liabilities	$—	$—	$—	$—

Total	$287,638,608	$1,169,261,940	$—	$1,456,900,548

There were no transfers between Levels 1, 2 or 3 for the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$60,106

Amount of Unrealized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(399)

^ This Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

1078

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $250,000 for four months during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,049,986
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,018,135

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$462,396,957
Aggregate gross unrealized depreciation	(34,759,090)

Net unrealized appreciation	$427,637,867

Federal income tax cost of investments	$1,029,262,681

See Notes to Financial Statements.

1079

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $1,024,931,472)	$1,456,900,548
Cash	661,456
Receivable for securities sold	10,633,991
Dividends, interest and other receivables	6,852,148
Receivable from Separate Accounts for Trust shares sold	197,745
Other assets	15,118

Total assets	1,475,261,006

LIABILITIES
Foreign currency overdraft payable	7
Payable for securities purchased	4,534,229
Investment management fees payable	985,161
Payable to Separate Accounts for Trust shares redeemed	308,318
Accrued India taxes	136,632
Administrative fees payable	119,660
Distribution fees payable – Class IB	47,087
Distribution fees payable – Class IA	6,645
Trustees’ fees payable	605
Accrued expenses	114,133

Total liabilities	6,252,477

NET ASSETS	$1,469,008,529

Net assets were comprised of:
Paid in capital	$1,008,228,298
Accumulated undistributed net investment income (loss)	14,205,325
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	14,677,806
Net unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $(136,632) on unrealized appreciation on investments)	431,897,100

Net assets	$1,469,008,529

Class IA
Net asset value, offering and redemption price per share, $32,220,929 / 4,116,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.83

Class IB
Net asset value, offering and redemption price per share, $228,096,002 / 29,086,239 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

Class K
Net asset value, offering and redemption price per share, $1,208,691,598 / 154,245,536 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,966,012 foreign withholding tax)	$21,011,013
Interest	490

Total income	21,011,503

EXPENSES
Investment management fees	5,660,827
Administrative fees	665,393
Distribution fees – Class IB	258,069
Custodian fees	138,620
Professional fees	66,211
Printing and mailing expenses	50,852
Distribution fees – Class IA	35,380
Trustees’ fees	15,547
Miscellaneous	20,054

Gross expenses	6,910,953
Less: Waiver from investment manager	(183,097)

Net expenses	6,727,856

NET INVESTMENT INCOME (LOSS)	14,283,647

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	19,267,493
Foreign currency transactions	68,076

Net realized gain (loss)	19,335,569

Change in unrealized appreciation (depreciation) on:
Investments (net of India tax of $(125,081) on unrealized appreciation on investments)	205,313,601
Foreign currency translations	199,447

Net change in unrealized appreciation (depreciation)	205,513,048

NET REALIZED AND UNREALIZED GAIN (LOSS)	224,848,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$239,132,264

See Notes to Financial Statements.

1080

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,283,647	$15,042,506
Net realized gain (loss) on investments and foreign currency transactions	19,335,569	110,097
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	205,513,048	17,591,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	239,132,264	32,743,648

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(250,559)
Class IB	—	(1,845,002)
Class K	—	(12,911,244)

	—	(15,006,805)

Distributions from net realized capital gains
Class IA	—	(45,475)
Class IB	—	(340,682)
Class K	—	(1,960,835)

	—	(2,346,992)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(17,353,797)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 449,782 and 686,660 shares, respectively ]	3,304,360	4,525,425
Capital shares issued in reinvestment of dividends and distributions [ 0 and 44,686 shares, respectively ]	—	296,034
Capital shares repurchased [ (180,590) and (623,072) shares, respectively ]	(1,315,945)	(4,097,682)

Total Class IA transactions	1,988,415	723,777

Class IB
Capital shares sold [ 2,353,791 and 3,567,756 shares, respectively ]	16,972,736	23,524,998
Capital shares issued in reinvestment of dividends and distributions [ 0 and 329,273 shares, respectively ]	—	2,185,684
Capital shares repurchased [ (1,701,812) and (2,970,707) shares, respectively ]	(12,317,963)	(19,610,535)

Total Class IB transactions	4,654,773	6,100,147

Class K
Capital shares sold [ 3,348,997 and 16,746,802 shares, respectively ]	23,869,358	104,052,689
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,249,260 shares, respectively ]	—	14,872,079
Capital shares repurchased [ (7,321,653) and (15,189,326) shares, respectively ]	(52,753,723)	(99,813,627)

Total Class K transactions	(28,884,365)	19,111,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,241,177)	25,935,065

TOTAL INCREASE (DECREASE) IN NET ASSETS	216,891,087	41,324,916
NET ASSETS:
Beginning of period	1,252,117,442	1,210,792,526

End of period (a)	$1,469,008,529	$1,252,117,442

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,205,325	$(78,322)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.57	$6.52	$6.65	$7.38	$6.62	$5.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.06	0.04	0.08	0.04	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	0.07	(0.02)	(0.45)	0.85	1.01

Total from investment operations	1.26	0.13	0.02	(0.37)	0.89	1.10

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	(0.01)	(0.09)	(0.29)	(0.07)	—

Total dividends and distributions	—	(0.08)	(0.15)	(0.36)	(0.13)	(0.06)

Net asset value, end of period	$7.83	$6.57	$6.52	$6.65	$7.38	$6.62

Total return (b)	19.18%	1.95%	0.23%	(5.09)%	13.64%	19.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,221	$25,282	$24,379	$20,631	$18,409	$10,173
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.22%	1.23%	1.23%	1.24%	1.23%
Before waivers (a)(f)	1.23%	1.23%	1.23%	1.23%	1.24%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.93%	0.97%	0.63%	1.16%	0.63%	1.43%
Before waivers (a)(f)	1.90%	0.96%	0.63%	1.16%	0.63%	1.43%
Portfolio turnover rate (z)^	6%	20%	27%	22%	31%	36%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.58	$6.53	$6.66	$7.39	$6.63	$5.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.06	0.04	0.09	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	0.07	(0.02)	(0.46)	0.81	1.03

Total from investment operations	1.26	0.13	0.02	(0.37)	0.89	1.10

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	(0.01)	(0.09)	(0.29)	(0.07)	—

Total dividends and distributions	—	(0.08)	(0.15)	(0.36)	(0.13)	(0.06)

Net asset value, end of period	$7.84	$6.58	$6.53	$6.66	$7.39	$6.63

Total return (b)	19.15%	1.95%	0.23%	(5.08)%	13.62%	19.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$228,096	$187,210	$179,695	$176,193	$184,658	$561,103
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.22%	1.23%	1.23%	1.24%	1.23%
Before waivers (a)(f)	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.91%	0.95%	0.65%	1.18%	1.21%	1.11%
Before waivers (a)(f)	1.89%	0.94%	0.65%	1.18%	1.21%	1.11%
Portfolio turnover rate (z)^	6%	20%	27%	22%	31%	36%

See Notes to Financial Statements.

1082

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$6.57	$6.52	$6.65	$7.38	$6.62	$5.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.08	0.06	0.10	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	0.06	(0.03)	(0.45)	0.84	1.04

Total from investment operations	1.27	0.14	0.03	(0.35)	0.91	1.12

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)	(0.09)	(0.08)	(0.08)
Distributions from net realized gains	—	(0.01)	(0.09)	(0.29)	(0.07)	—

Total dividends and distributions	—	(0.09)	(0.16)	(0.38)	(0.15)	(0.08)

Net asset value, end of period	$7.84	$6.57	$6.52	$6.65	$7.38	$6.62

Total return (b)	19.33%	2.21%	0.48%	(4.84)%	13.92%	20.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,208,692	$1,039,625	$1,006,718	$978,242	$1,096,824	$987,023
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.97%	0.98%	0.98%	0.99%	0.98%
Before waivers (a)(f)	0.98%	0.98%	0.98%	0.98%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.15%	1.23%	0.89%	1.43%	0.97%	1.29%
Before waivers (a)(f)	2.12%	1.22%	0.89%	1.43%	0.97%	1.29%
Portfolio turnover rate (z)^	6%	20%	27%	22%	31%	36%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1083

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	17.7%
Financials	16.2
Industrials	14.9
Consumer Discretionary	11.6
Real Estate	9.8
Health Care	9.1
Materials	7.5
Utilities	5.4
Repurchase Agreements	5.4
Consumer Staples	3.7
Energy	2.9
Investment Companies	1.0
Telecommunication Services	0.2
Cash and Other	(5.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,055.97	$3.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.23	3.60
Class IB
Actual	1,000.00	1,056.09	3.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.23	3.60
Class K
Actual	1,000.00	1,057.34	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.35

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1084

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.6%)
Cooper Tire & Rubber Co. (x)	59,000	$2,129,900
Dana, Inc.	166,400	3,715,712
Gentex Corp.	324,092	6,148,025

		11,993,637

Automobiles (0.3%)
Thor Industries, Inc.	53,930	5,636,764

Distributors (0.3%)
Pool Corp.	47,400	5,572,818

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	63,215	2,399,009
Graham Holdings Co., Class B	5,300	3,178,145
Service Corp. International	214,338	7,169,606
Sotheby’s*	51,558	2,767,118

		15,513,878

Hotels, Restaurants & Leisure (2.7%)
Brinker International, Inc. (x)	54,735	2,085,404
Buffalo Wild Wings, Inc.*	18,700	2,369,290
Cheesecake Factory, Inc. (The)	50,363	2,533,259
Churchill Downs, Inc.	13,900	2,547,870
Cracker Barrel Old Country Store, Inc. (x)	27,600	4,616,100
Domino’s Pizza, Inc.	54,954	11,624,419
Dunkin’ Brands Group, Inc.	104,800	5,776,576
International Speedway Corp., Class A	27,581	1,035,667
Jack in the Box, Inc.	33,900	3,339,150
Panera Bread Co., Class A*	24,160	7,601,701
Papa John’s International, Inc.	30,600	2,195,856
Texas Roadhouse, Inc.	73,700	3,755,015
Wendy’s Co. (The)	219,871	3,410,199

		52,890,506

Household Durables (1.8%)
CalAtlantic Group, Inc. (x)	82,000	2,898,700
Helen of Troy Ltd.*	31,400	2,954,740
KB Home	94,170	2,257,255
NVR, Inc.*	3,984	9,603,870
Tempur Sealy International, Inc. (x)*	55,410	2,958,340
Toll Brothers, Inc.	169,553	6,699,039
TRI Pointe Group, Inc.*	180,900	2,386,071
Tupperware Brands Corp.	57,355	4,028,042

		33,786,057

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	34,726	1,107,759

Leisure Products (0.7%)
Brunswick Corp.	102,370	6,421,670
Polaris Industries, Inc. (x)	66,646	6,146,761

		12,568,431

Media (1.5%)
AMC Networks, Inc., Class A*	64,865	3,464,440
Cable One, Inc.	5,300	3,767,770
Cinemark Holdings, Inc.	121,604	4,724,315
John Wiley & Sons, Inc., Class A	51,140	2,697,635

Live Nation Entertainment, Inc.*	153,200	$5,339,020
Meredith Corp. (x)	40,600	2,413,670
New York Times Co. (The), Class A	136,478	2,415,661
TEGNA, Inc.	241,000	3,472,810

		28,295,321

Multiline Retail (0.2%)
Big Lots, Inc. (x)	50,001	2,415,048
Dillard’s, Inc., Class A (x)	28,700	1,655,703

		4,070,751

Specialty Retail (1.8%)
Aaron’s, Inc.	69,786	2,714,675
American Eagle Outfitters, Inc.	187,909	2,264,303
Cabela’s, Inc.*	59,586	3,540,600
Chico’s FAS, Inc.	146,473	1,379,776
Dick’s Sporting Goods, Inc.	99,186	3,950,578
GameStop Corp., Class A	112,800	2,437,608
Michaels Cos., Inc. (The)*	118,100	2,187,212
Murphy USA, Inc.*	39,800	2,949,578
Office Depot, Inc.	606,400	3,420,096
Sally Beauty Holdings, Inc.*	160,500	3,250,125
Urban Outfitters, Inc.*	100,300	1,859,562
Williams-Sonoma, Inc.	89,892	4,359,763

		34,313,876

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	54,330	4,832,654
Deckers Outdoor Corp.*	35,400	2,416,404
Kate Spade & Co.*	145,600	2,692,144
Skechers U.S.A., Inc., Class A (x)*	153,800	4,537,100

		14,478,302

Total Consumer Discretionary		220,228,100

Consumer Staples (3.7%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	10,700	1,414,005

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc. (x)	45,000	4,819,950
Sprouts Farmers Market, Inc.*	151,100	3,425,437
United Natural Foods, Inc.*	56,634	2,078,468

		10,323,855

Food Products (2.4%)
Dean Foods Co.	105,650	1,796,050
Flowers Foods, Inc.	211,846	3,667,054
Hain Celestial Group, Inc. (The)*	116,100	4,507,002
Ingredion, Inc.	81,943	9,768,424
Lamb Weston Holdings, Inc.	158,000	6,958,320
Lancaster Colony Corp.	22,488	2,757,479
Post Holdings, Inc.*	75,908	5,894,256
Snyder’s-Lance, Inc.	96,100	3,326,982
Tootsie Roll Industries, Inc. (x)	19,416	676,648
TreeHouse Foods, Inc.*	65,300	5,334,357

		44,686,572

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.2%)
Energizer Holdings, Inc.	69,988	$3,360,824

Personal Products (0.5%)
Avon Products, Inc.*	490,600	1,864,280
Edgewell Personal Care Co.*	64,388	4,894,776
Nu Skin Enterprises, Inc., Class A	56,700	3,563,028

		10,322,084

Total Consumer Staples		70,107,340

Energy (2.9%)
Energy Equipment & Services (1.0%)
Diamond Offshore Drilling, Inc. (x)*	70,500	763,515
Dril-Quip, Inc.*	43,785	2,136,708
Ensco plc, Class A (x)	338,400	1,746,144
Nabors Industries Ltd. (x)	322,100	2,621,894
Oceaneering International, Inc.	112,396	2,567,125
Oil States International, Inc.*	57,733	1,567,451
Patterson-UTI Energy, Inc.	187,599	3,787,623
Rowan Cos. plc, Class A*	139,500	1,428,480
Superior Energy Services, Inc.*	177,516	1,851,492

		18,470,432

Oil, Gas & Consumable Fuels (1.9%)
CONSOL Energy, Inc.*	200,400	2,993,976
Energen Corp. (x)*	111,280	5,493,894
Gulfport Energy Corp.*	180,000	2,655,000
HollyFrontier Corp.	199,852	5,489,934
Matador Resources Co.*	104,700	2,237,439
PBF Energy, Inc., Class A (x)	122,500	2,726,850
QEP Resources, Inc.*	274,300	2,770,430
SM Energy Co.	111,189	1,837,954
Southwestern Energy Co.*	582,200	3,539,776
World Fuel Services Corp.	77,600	2,983,720
WPX Energy, Inc.*	446,500	4,313,190

		37,042,163

Total Energy		55,512,595

Financials (16.2%)
Banks (7.9%)
Associated Banc-Corp	171,379	4,318,751
BancorpSouth, Inc.	94,789	2,891,065
Bank of Hawaii Corp.	49,078	4,072,002
Bank of the Ozarks, Inc.	139,100	6,519,617
Cathay General Bancorp	86,447	3,280,664
Chemical Financial Corp.	80,500	3,897,005
Commerce Bancshares, Inc.	99,613	5,661,007
Cullen/Frost Bankers, Inc.	65,246	6,127,252
East West Bancorp, Inc.	165,250	9,680,344
First Horizon National Corp.	268,500	4,677,270
FNB Corp.	365,500	5,175,480
Fulton Financial Corp.	201,137	3,821,603
Hancock Holding Co.	95,059	4,657,891
Home BancShares, Inc.	143,000	3,560,700
International Bancshares Corp.	64,852	2,273,063
MB Financial, Inc.	82,000	3,611,280
PacWest Bancorp	136,450	6,372,215
Pinnacle Financial Partners, Inc.	82,500	5,181,000
Prosperity Bancshares, Inc.	79,739	5,122,433

Signature Bank*	61,400	$8,812,742
SVB Financial Group*	60,014	10,549,860
Synovus Financial Corp.	140,200	6,202,448
TCF Financial Corp.	197,416	3,146,811
Texas Capital Bancshares, Inc.*	55,500	4,295,700
Trustmark Corp.	76,263	2,452,618
UMB Financial Corp.	49,000	3,668,140
Umpqua Holdings Corp.	253,100	4,646,916
United Bankshares, Inc.	117,588	4,609,450
Valley National Bancorp	298,300	3,522,923
Webster Financial Corp.	103,672	5,413,752
Wintrust Financial Corp.	63,900	4,884,516

		153,106,518

Capital Markets (3.1%)
Eaton Vance Corp.	131,775	6,235,593
FactSet Research Systems, Inc.	44,620	7,414,952
Federated Investors, Inc., Class B	104,775	2,959,894
Janus Henderson Group plc (x)*	206,649	6,842,148
Legg Mason, Inc.	100,900	3,850,344
MarketAxess Holdings, Inc.	43,000	8,647,300
MSCI, Inc.	102,963	10,604,160
SEI Investments Co.	152,180	8,184,240
Stifel Financial Corp.*	77,000	3,540,460

		58,279,091

Consumer Finance (0.3%)
SLM Corp.*	494,600	5,687,900

Insurance (4.3%)
Alleghany Corp.*	17,637	10,490,488
American Financial Group, Inc.	83,189	8,266,491
Aspen Insurance Holdings Ltd.	66,805	3,330,229
Brown & Brown, Inc.	131,941	5,682,699
CNO Financial Group, Inc.	194,700	4,065,336
First American Financial Corp.	126,555	5,655,743
Genworth Financial, Inc., Class A*	563,200	2,123,264
Hanover Insurance Group, Inc. (The)	48,614	4,308,659
Kemper Corp.	54,595	2,107,367
Mercury General Corp.	40,936	2,210,544
Old Republic International Corp.	281,187	5,491,582
Primerica, Inc.	51,400	3,893,550
Reinsurance Group of America, Inc.	73,167	9,393,911
RenaissanceRe Holdings Ltd.	45,800	6,368,490
WR Berkley Corp.	111,001	7,677,939

		81,066,292

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	559,906	7,351,565
Washington Federal, Inc.	103,033	3,420,696

		10,772,261

Total Financials		308,912,062

See Notes to Financial Statements.

1086

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (9.1%)
Biotechnology (0.7%)
Bioverativ, Inc.*	123,900	$7,455,063
United Therapeutics Corp.*	51,184	6,640,100

		14,095,163

Health Care Equipment & Supplies (3.7%)
ABIOMED, Inc.*	46,700	6,692,110
Globus Medical, Inc., Class A*	83,400	2,764,710
Halyard Health, Inc.*	52,600	2,066,128
Hill-Rom Holdings, Inc.	67,909	5,406,235
LivaNova plc (x)*	49,000	2,999,290
Masimo Corp.*	52,300	4,768,714
NuVasive, Inc.*	58,200	4,476,744
ResMed, Inc.	162,098	12,622,572
STERIS plc	96,720	7,882,680
Teleflex, Inc.	51,457	10,690,706
West Pharmaceutical Services, Inc.	84,200	7,958,584

		68,328,473

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc. (x)*	87,900	4,340,502
HealthSouth Corp.	100,700	4,873,880
LifePoint Health, Inc.*	45,839	3,078,089
MEDNAX, Inc.*	105,544	6,371,691
Molina Healthcare, Inc.*	49,300	3,410,574
Owens & Minor, Inc.	67,398	2,169,542
Tenet Healthcare Corp. (x)*	93,700	1,812,158
VCA, Inc.*	92,989	8,583,815
WellCare Health Plans, Inc.*	50,408	9,051,260

		43,691,511

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	201,500	2,571,140
Medidata Solutions, Inc.*	63,000	4,926,600

		7,497,740

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	23,684	5,359,926
Bio-Techne Corp.	42,241	4,963,318
Charles River Laboratories International, Inc.*	54,650	5,527,847
INC Research Holdings, Inc., Class A*	62,300	3,644,550
PAREXEL International Corp.*	59,400	5,162,454

		24,658,095

Pharmaceuticals (0.7%)
Akorn, Inc.*	97,700	3,276,858
Catalent, Inc.*	143,400	5,033,340
Endo International plc*	219,600	2,452,932
Prestige Brands Holdings, Inc.*	60,600	3,200,286

		13,963,416

Total Health Care		172,234,398

Industrials (14.9%)
Aerospace & Defense (1.7%)
Curtiss-Wright Corp.	50,200	$4,607,356
Esterline Technologies Corp.*	33,161	3,143,663
Huntington Ingalls Industries, Inc.	52,300	9,736,167
KLX, Inc.*	59,050	2,952,500
Orbital ATK, Inc.	65,121	6,405,302
Teledyne Technologies, Inc.*	39,700	5,067,705

		31,912,693

Airlines (0.5%)
JetBlue Airways Corp.*	379,056	8,653,848

Building Products (0.9%)
AO Smith Corp.	168,500	9,491,605
Lennox International, Inc. (x)	43,964	8,073,549

		17,565,154

Commercial Services & Supplies (1.5%)
Clean Harbors, Inc.*	58,416	3,261,365
Copart, Inc.*	234,736	7,462,258
Deluxe Corp.	55,745	3,858,669
Herman Miller, Inc.	68,366	2,078,326
HNI Corp.	49,148	1,959,531
MSA Safety, Inc.	36,377	2,952,721
Pitney Bowes, Inc.	214,900	3,244,990
Rollins, Inc.	110,130	4,483,392

		29,301,252

Construction & Engineering (1.1%)
AECOM*	177,001	5,722,443
Dycom Industries, Inc.*	35,400	3,169,008
EMCOR Group, Inc.	67,000	4,380,460
Granite Construction, Inc.	45,593	2,199,406
KBR, Inc. (x)	165,661	2,521,360
Valmont Industries, Inc.	25,937	3,880,175

		21,872,852

Electrical Equipment (0.8%)
EnerSys	50,100	3,629,745
Hubbell, Inc.	58,207	6,587,286
Regal Beloit Corp.	50,729	4,136,950

		14,353,981

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	73,434	7,005,604

Machinery (4.9%)
AGCO Corp.	76,598	5,161,939
Crane Co.	58,110	4,612,772
Donaldson Co., Inc.	151,299	6,890,156
Graco, Inc.	63,075	6,892,836
IDEX Corp.	87,298	9,865,548
ITT, Inc.	101,980	4,097,556
Kennametal, Inc.	92,660	3,467,337
Lincoln Electric Holdings, Inc.	70,841	6,523,748
Nordson Corp.	61,383	7,446,986
Oshkosh Corp.	85,021	5,856,246
Terex Corp.	112,252	4,209,450
Timken Co. (The)	78,275	3,620,219
Toro Co. (The)	122,100	8,460,309
Trinity Industries, Inc.	174,792	4,899,420
Wabtec Corp. (x)	98,606	9,022,450

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Woodward, Inc.	61,885	$4,182,188

		95,209,160

Marine (0.2%)
Kirby Corp.*	62,077	4,149,847

Professional Services (0.8%)
Dun & Bradstreet Corp. (The)	42,400	4,585,560
FTI Consulting, Inc.*	45,757	1,599,665
ManpowerGroup, Inc.	76,116	8,498,351

		14,683,576

Road & Rail (1.3%)
Avis Budget Group, Inc. (x)*	96,200	2,623,374
Genesee & Wyoming, Inc., Class A*	70,647	4,831,548
Landstar System, Inc.	47,267	4,046,055
Old Dominion Freight Line, Inc.	79,300	7,552,533
Ryder System, Inc.	61,600	4,433,968
Werner Enterprises, Inc.	48,726	1,430,108

		24,917,586

Trading Companies & Distributors (0.8%)
GATX Corp. (x)	43,516	2,796,773
MSC Industrial Direct Co., Inc., Class A	50,654	4,354,218
NOW, Inc.*	120,600	1,939,248
Watsco, Inc.	34,323	5,292,607

		14,382,846

Total Industrials		284,008,399

Information Technology (17.7%)
Communications Equipment (1.5%)
ARRIS International plc*	212,100	5,943,041
Brocade Communications Systems, Inc.	470,100	5,927,961
Ciena Corp.*	162,983	4,077,835
InterDigital, Inc.	39,236	3,032,943
NetScout Systems, Inc.*	103,700	3,567,280
Plantronics, Inc.	36,670	1,918,208
ViaSat, Inc. (x)*	59,900	3,965,380

		28,432,648

Electronic Equipment, Instruments & Components (5.0%)
Arrow Electronics, Inc.*	101,755	7,979,627
Avnet, Inc.	145,062	5,640,011
Belden, Inc.	48,700	3,673,441
Cognex Corp.	97,900	8,311,710
Coherent, Inc.*	28,200	6,344,718
IPG Photonics Corp.*	42,700	6,195,770
Jabil, Inc.	210,200	6,135,738
Keysight Technologies, Inc.*	208,300	8,109,119
Knowles Corp. (x)*	103,800	1,756,296
Littelfuse, Inc.	26,100	4,306,500
National Instruments Corp.	122,029	4,908,006
SYNNEX Corp.	32,900	3,946,684
Tech Data Corp.*	38,807	3,919,507
Trimble, Inc.*	289,170	10,314,695
VeriFone Systems, Inc.*	125,162	2,265,432
Vishay Intertechnology, Inc.	155,020	2,573,332

Zebra Technologies Corp., Class A*	59,708	$6,001,848

		92,382,434

Internet Software & Services (0.8%)
Cars.com, Inc. (x)*	80,600	2,146,378
j2 Global, Inc.	54,500	4,637,405
LogMeIn, Inc.	60,400	6,311,800
WebMD Health Corp.*	42,966	2,519,956

		15,615,539

IT Services (3.4%)
Acxiom Corp.*	87,371	2,269,899
Broadridge Financial Solutions, Inc.	134,488	10,161,913
Convergys Corp.	108,764	2,586,408
CoreLogic, Inc.*	96,603	4,190,638
DST Systems, Inc.	70,356	4,340,965
Jack Henry & Associates, Inc.	88,807	9,224,383
Leidos Holdings, Inc.	162,450	8,397,041
MAXIMUS, Inc.	73,100	4,578,253
NeuStar, Inc., Class A*	64,695	2,157,578
Sabre Corp.	236,100	5,139,897
Science Applications International Corp.	50,228	3,486,828
Teradata Corp. (x)*	150,500	4,438,245
WEX, Inc.*	44,287	4,617,805

		65,589,853

Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc.*	72,600	4,553,472
Cree, Inc.*	110,352	2,720,177
Cypress Semiconductor Corp. (x)	369,700	5,046,405
First Solar, Inc. (x)*	88,500	3,529,380
Integrated Device Technology, Inc.*	153,041	3,946,927
Microsemi Corp.*	132,300	6,191,640
Monolithic Power Systems, Inc.	43,300	4,174,120
Silicon Laboratories, Inc.*	48,750	3,332,063
Synaptics, Inc. (x)*	39,500	2,042,545
Teradyne, Inc.	225,000	6,756,750
Versum Materials, Inc.	122,000	3,965,000

		46,258,479

Software (4.1%)
ACI Worldwide, Inc.*	132,240	2,958,209
Blackbaud, Inc.	54,600	4,681,950
Cadence Design Systems, Inc.*	316,880	10,612,311
CDK Global, Inc.	164,800	10,227,488
CommVault Systems, Inc.*	46,940	2,649,763
Fair Isaac Corp.	35,584	4,960,765
Fortinet, Inc.*	171,180	6,408,979
Manhattan Associates, Inc.*	78,700	3,782,322
PTC, Inc.*	131,747	7,261,895
Take-Two Interactive Software, Inc.*	118,800	8,717,544
Tyler Technologies, Inc.*	38,700	6,798,429
Ultimate Software Group, Inc. (The) (x)*	34,000	7,142,040

		76,201,695

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	120,920	$2,261,204
Diebold Nixdorf, Inc. (x)	83,263	2,331,364
NCR Corp.*	140,230	5,726,993

		10,319,561

Total Information Technology		334,800,209

Materials (7.5%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	70,080	4,618,973
Cabot Corp.	70,445	3,763,876
Chemours Co. (The)	211,100	8,004,912
Minerals Technologies, Inc.	40,489	2,963,795
NewMarket Corp.	10,618	4,889,377
Olin Corp.	190,282	5,761,739
PolyOne Corp.	91,600	3,548,584
RPM International, Inc.	152,832	8,336,985
Scotts Miracle-Gro Co. (The), Class A	49,665	4,443,031
Sensient Technologies Corp.	49,502	3,986,396
Valvoline, Inc.	234,093	5,552,686

		55,870,354

Construction Materials (0.3%)
Eagle Materials, Inc.	55,654	5,143,543

Containers & Packaging (2.0%)
AptarGroup, Inc.	71,580	6,217,439
Bemis Co., Inc.	103,400	4,782,250
Greif, Inc., Class A	28,390	1,583,594
Owens-Illinois, Inc.*	183,400	4,386,928
Packaging Corp. of America	107,729	11,999,933
Silgan Holdings, Inc.	87,942	2,794,797
Sonoco Products Co.	113,112	5,816,219

		37,581,160

Metals & Mining (2.0%)
Allegheny Technologies, Inc. (x)	122,700	2,087,127
Carpenter Technology Corp.	54,196	2,028,556
Commercial Metals Co.	129,563	2,517,409
Compass Minerals International, Inc. (x)	39,069	2,551,206
Reliance Steel & Aluminum Co.	83,031	6,045,487
Royal Gold, Inc.	74,905	5,855,324
Steel Dynamics, Inc.	275,523	9,866,479
United States Steel Corp. (x)	196,100	4,341,654
Worthington Industries, Inc.	48,510	2,436,172

		37,729,414

Paper & Forest Products (0.4%)
Domtar Corp.	70,530	2,709,763
Louisiana-Pacific Corp.*	164,866	3,974,919

		6,684,682

Total Materials		143,009,153

Real Estate (9.8%)
Equity Real Estate Investment Trusts (REITs) (9.3%)
American Campus Communities, Inc. (REIT)	153,566	7,263,672
Camden Property Trust (REIT)	100,311	8,577,594

Care Capital Properties, Inc. (REIT)	92,900	$2,480,430
CoreCivic, Inc. (REIT)	132,831	3,663,479
Corporate Office Properties Trust (REIT)	111,602	3,909,418
Cousins Properties, Inc. (REIT)	481,499	4,232,376
CyrusOne, Inc. (REIT)	89,600	4,995,200
DCT Industrial Trust, Inc. (REIT)	103,700	5,541,728
Douglas Emmett, Inc. (REIT)	168,300	6,430,743
Duke Realty Corp. (REIT)	406,438	11,359,941
Education Realty Trust, Inc. (REIT)	82,100	3,181,375
EPR Properties (REIT)	73,100	5,253,697
First Industrial Realty Trust, Inc. (REIT)	132,700	3,797,874
GEO Group, Inc. (The) (REIT)	143,000	4,228,510
Healthcare Realty Trust, Inc. (REIT)	133,000	4,541,950
Highwoods Properties, Inc. (REIT)	116,966	5,931,346
Hospitality Properties Trust (REIT)	188,398	5,491,802
Kilroy Realty Corp. (REIT)	112,490	8,453,624
Lamar Advertising Co. (REIT), Class A	94,311	6,938,460
LaSalle Hotel Properties (REIT)	128,100	3,817,380
Liberty Property Trust (REIT)	167,429	6,816,035
Life Storage, Inc. (REIT)	53,500	3,964,350
Mack-Cali Realty Corp. (REIT)	103,748	2,815,721
Medical Properties Trust, Inc. (REIT)	417,600	5,374,512
National Retail Properties, Inc. (REIT)	170,840	6,679,844
Omega Healthcare Investors, Inc. (REIT) (x)	221,850	7,325,487
Potlatch Corp. (REIT)	47,048	2,150,094
Quality Care Properties, Inc. (REIT)*	102,200	1,871,282
Rayonier, Inc. (REIT)	148,085	4,260,405
Senior Housing Properties Trust (REIT)	272,375	5,567,345
Tanger Factory Outlet Centers, Inc. (REIT)	111,300	2,891,574
Taubman Centers, Inc. (REIT)	69,779	4,155,339
Uniti Group, Inc. (REIT)	181,260	4,556,876
Urban Edge Properties (REIT)	114,200	2,709,966
Washington Prime Group, Inc. (REIT)	215,789	1,806,154
Weingarten Realty Investors (REIT)	134,557	4,050,166

		177,085,749

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	52,011	2,152,215
Jones Lang LaSalle, Inc.	51,881	6,485,125

		8,637,340

Total Real Estate		185,723,089

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp. (x)	1,326,700	1,538,972

See Notes to Financial Statements.

1089

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	108,185	$3,002,134

Total Telecommunication Services		4,541,106

Utilities (5.4%)
Electric Utilities (1.9%)
Great Plains Energy, Inc.	246,911	7,229,554
Hawaiian Electric Industries, Inc.	125,063	4,049,540
IDACORP, Inc.	57,809	4,933,998
OGE Energy Corp.	227,249	7,905,993
PNM Resources, Inc.	91,215	3,488,974
Westar Energy, Inc.	161,582	8,567,077

		36,175,136

Gas Utilities (2.1%)
Atmos Energy Corp.	120,356	9,983,529
National Fuel Gas Co.	97,270	5,431,557
New Jersey Resources Corp.	97,600	3,874,720
ONE Gas, Inc.	60,300	4,209,543
Southwest Gas Holdings, Inc.	53,700	3,923,322
UGI Corp.	197,955	9,583,002
WGL Holdings, Inc.	58,420	4,873,981

		41,879,654

Multi-Utilities (1.0%)
Black Hills Corp.	60,962	4,113,106
MDU Resources Group, Inc.	223,861	5,865,159
NorthWestern Corp.	54,400	3,319,488
Vectren Corp.	95,142	5,560,098

		18,857,851

Water Utilities (0.4%)
Aqua America, Inc.	203,430	6,774,219

Total Utilities		103,686,860

Total Common Stocks (99.0%) (Cost $1,217,028,492)		1,882,763,311

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	18,073,740	18,079,162

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.4%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $13,101,234, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $13,362,003. (xx)	$13,100,000	13,100,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,500,581, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,003,206. (xx)	$4,500,000	$4,500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $2,100,254, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,334,829. (xx)	2,100,000	2,100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $6,600,660, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $6,732,013. (xx)	6,600,000	6,600,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $8,130,121, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $8,291,929. (xx)	8,129,342	8,129,342
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $7,000,630, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $7,140,037. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $3,300,738, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $3,368,198. (xx)	$3,300,000	$3,300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $3,000,313, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $3,061,998. (xx)	3,000,000	3,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $5,000,521, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,103,330. (xx)	5,000,000	5,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $5,000,525, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $5,101,071. (xx)	5,000,000	5,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $4,600,514, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $4,692,546. (xx)	4,600,000	4,600,000
Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $4,000,847, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $4,080,475. (xx)	4,000,000	4,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $4,000,370, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $4,080,004. (xx)	$4,000,000	$4,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $5,000,463, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $5,100,000. (xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $10,200,018. (xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $6,150,554, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $6,273,173. (xx)	6,150,000	6,150,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $7,140,000. (xx)	7,000,000	7,000,000

Total Repurchase Agreements		103,479,342

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills 0.79%, 8/3/17#(p)	2,115,000	2,113,425

Total Short-Term Investments (6.5%) (Cost $123,668,584)		123,671,929

Total Investments (105.5%) (Cost $1,340,697,076)		2,006,435,240
Other Assets Less Liabilities (-5.5%)		(103,913,212)

Net Assets (100%)		$1,902,522,028

See Notes to Financial Statements.

1091

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,113,425.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $102,545,375. This was secured by cash collateral of $103,479,342 which was subsequently invested in joint repurchase agreements with a total value of $103,479,342, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,767,407 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	141	September-17	$24,894,070	$24,620,010	$(274,060)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$220,228,100	$—	$—	$220,228,100
Consumer Staples	70,107,340	—	—	70,107,340
Energy	55,512,595	—	—	55,512,595
Financials	308,912,062	—	—	308,912,062
Health Care	172,234,398	—	—	172,234,398
Industrials	284,008,399	—	—	284,008,399
Information Technology	334,800,209	—	—	334,800,209
Materials	143,009,153	—	—	143,009,153
Real Estate	185,723,089	—	—	185,723,089
Telecommunication Services	4,541,106	—	—	4,541,106
Utilities	103,686,860	—	—	103,686,860
Short-Term Investments
Investment Companies	18,079,162	—	—	18,079,162
Repurchase Agreements	—	103,479,342	—	103,479,342
U.S. Treasury Obligations	—	2,113,425	—	2,113,425

Total Assets	$1,900,842,473	$105,592,767	$—	$2,006,435,240

Liabilities:
Futures	$(274,060)	$—	$—	$(274,060)

Total Liabilities	$(274,060)	$—	$—	$(274,060)

Total	$1,900,568,413	$105,592,767	$—	$2,006,161,180

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(274,060	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,143,611

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$397,657

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $31,110,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$229,015,809
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$217,312,415

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$740,887,448
Aggregate gross unrealized depreciation	(76,090,651)

Net unrealized appreciation	$664,796,797

Federal income tax cost of investments	$1,341,638,443

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,237,217,734)	$1,902,955,898
Repurchase Agreements (Cost $103,479,342)	103,479,342
Cash	4,095,000
Dividends, interest and other receivables	1,938,154
Receivable from Separate Accounts for Trust shares sold	318,246
Security lending income receivable	51,740
Due from broker for futures variation margin	16,920
Other assets	21,266

Total assets	2,012,876,566

LIABILITIES
Payable for return of collateral on securities loaned	103,479,342
Payable for securities purchased	4,887,929
Payable to Separate Accounts for Trust shares redeemed	841,969
Investment management fees payable	548,297
Distribution fees payable – Class IB	361,926
Administrative fees payable	153,928
Distribution fees payable – Class IA	22,743
Trustees’ fees payable	2,180
Accrued expenses	56,224

Total liabilities	110,354,538

NET ASSETS	$1,902,522,028

Net assets were comprised of:
Paid in capital	$1,113,873,800
Accumulated undistributed net investment income (loss)	8,604,393
Accumulated undistributed net realized gain (loss) on investments and futures	114,579,731
Net unrealized appreciation (depreciation) on investments and futures	665,464,104

Net assets	$1,902,522,028

Class IA
Net asset value, offering and redemption price per share, $110,682,862 / 7,152,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.47

Class IB
Net asset value, offering and redemption price per share, $1,757,969,537 / 115,256,082 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.25

Class K
Net asset value, offering and redemption price per share, $33,869,629 / 2,186,225 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.49

(x)	Includes value of securities on loan of $102,545,375.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $270 foreign withholding tax)	$14,464,550
Interest	12,569
Securities lending (net)	234,933

Total income	14,712,052

EXPENSES
Investment management fees	3,266,213
Distribution fees – Class IB	2,151,871
Administrative fees	917,772
Distribution fees – Class IA	139,559
Printing and mailing expenses	70,814
Professional fees	52,411
Custodian fees	29,753
Trustees’ fees	21,994
Miscellaneous	20,175

Total expenses	6,670,562

NET INVESTMENT INCOME (LOSS)	8,041,490

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	106,717,398
Futures	1,143,611

Net realized gain (loss)	107,861,009

Change in unrealized appreciation (depreciation) on:
Investments	(13,741,187)
Futures	397,657

Net change in unrealized appreciation (depreciation)	(13,343,530)

NET REALIZED AND UNREALIZED GAIN (LOSS)	94,517,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,558,969

See Notes to Financial Statements.

1094

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,041,490	$18,379,039
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	107,861,009	141,391,724
Net change in unrealized appreciation (depreciation) on investments and futures	(13,343,530)	139,959,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	102,558,969	299,729,800

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,062,171)
Class IB	—	(16,628,860)
Class K	—	(399,235)

	—	(18,090,266)

Distributions from net realized capital gains
Class IA	—	(5,168,862)
Class IB	—	(81,985,418)
Class K	—	(1,546,417)

	—	(88,700,697)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(106,790,963)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 753,950 and 1,594,923 shares, respectively ]	11,325,432	22,398,370
Capital shares issued in reinvestment of dividends and distributions [ 0 and 423,704 shares, respectively ]	—	6,231,033
Capital shares repurchased [ (929,785) and (716,143) shares, respectively ]	(14,025,213)	(9,879,238)

Total Class IA transactions	(2,699,781)	18,750,165

Class IB
Capital shares sold [ 5,083,018 and 7,920,245 shares, respectively ]	75,680,422	109,541,300
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,803,258 shares, respectively ]	—	98,614,278
Capital shares repurchased [ (5,820,322) and (11,561,840) shares, respectively ]	(87,024,087)	(155,631,565)

Total Class IB transactions	(11,343,665)	52,524,013

Class K
Capital shares sold [ 198,867 and 346,620 shares, respectively ]	2,993,205	4,890,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 132,331 shares, respectively ]	—	1,945,652
Capital shares repurchased [ (206,466) and (390,021) shares, respectively ]	(3,130,104)	(5,400,886)

Total Class K transactions	(136,899)	1,435,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,180,345)	72,709,503

TOTAL INCREASE (DECREASE) IN NET ASSETS	88,378,624	265,648,340
NET ASSETS:
Beginning of period	1,814,143,404	1,548,495,064

End of period (a)	$1,902,522,028	$1,814,143,404

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,604,393	$562,903

See Notes to Financial Statements.

1095

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.65	$12.97	$13.47	$12.46	$9.47	$8.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.16	0.11	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments and futures	0.76	2.42	(0.49)	1.03	3.01	1.34

Total from investment operations	0.82	2.58	(0.38)	1.12	3.08	1.40

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.11)	(0.09)	(0.09)
Distributions from net realized gains	—	(0.75)	—	—	—	—

Total dividends and distributions	—	(0.90)	(0.12)	(0.11)	(0.09)	(0.09)

Net asset value, end of period	$15.47	$14.65	$12.97	$13.47	$12.46	$9.47

Total return (b)	5.60%	19.89%	(2.81)%	8.96%	32.53%	17.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110,683	$107,344	$78,134	$79,281	$64,672	$45,174
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.73%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.86%	1.14%	0.78%	0.66%	0.67%	0.67%
Before fees paid indirectly (a)(f)	0.86%	1.14%	0.78%	0.66%	0.66%	0.67%
Portfolio turnover rate (z)^	12%	20%	20%	14%	15%	8%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.44	$12.79	$13.29	$12.29	$9.34	$8.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.15	0.11	0.08	0.07	0.06
Net realized and unrealized gain (loss) on investments and futures	0.75	2.40	(0.49)	1.02	2.97	1.32

Total from investment operations	0.81	2.55	(0.38)	1.10	3.04	1.38

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.10)	(0.09)	(0.09)
Distributions from net realized gains	—	(0.75)	—	—	—	—

Total dividends and distributions	—	(0.90)	(0.12)	(0.10)	(0.09)	(0.09)

Net asset value, end of period	$15.25	$14.44	$12.79	$13.29	$12.29	$9.34

Total return (b)	5.61%	19.92%	(2.86)%	8.99%	32.54%	17.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,757,970	$1,674,669	$1,443,070	$1,516,938	$1,497,840	$1,162,125
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.73%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.86%	1.13%	0.78%	0.65%	0.66%	0.66%
Before fees paid indirectly (a)(f)	0.86%	1.13%	0.78%	0.65%	0.66%	0.66%
Portfolio turnover rate (z)^	12%	20%	20%	14%	15%	8%

See Notes to Financial Statements.

1096

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EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.65	$12.97	$13.47	$12.46	$9.47	$8.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.19	0.14	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments and futures	0.76	2.43	(0.49)	1.03	3.01	1.35

Total from investment operations	0.84	2.62	(0.35)	1.15	3.11	1.43

Less distributions:
Dividends from net investment income	—	(0.19)	(0.15)	(0.14)	(0.12)	(0.12)
Distributions from net realized gains	—	(0.75)	—	—	—	—

Total dividends and distributions	—	(0.94)	(0.15)	(0.14)	(0.12)	(0.12)

Net asset value, end of period	$15.49	$14.65	$12.97	$13.47	$12.46	$9.47

Total return (b)	5.73%	20.20%	(2.56)%	9.23%	32.86%	17.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,870	$32,131	$27,291	$26,794	$25,187	$50,140
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Before fees paid indirectly (a)(f)	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	1.11%	1.38%	1.04%	0.90%	0.87%	0.92%
Before fees paid indirectly (a)(f)	1.11%	1.38%	1.04%	0.90%	0.87%	0.92%
Portfolio turnover rate (z)^	12%	20%	20%	14%	15%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1097

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2017	% of Net Assets
U.S. Government Agency Securities	88.5%
U.S. Treasury Obligations	11.3
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,001.00	$2.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.32
Class IB
Actual	1,000.00	1,001.00	2.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.32

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.46% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1098

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EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (88.5%)
FFCB
1.06%, 4/30/18 (l)	$50,000,000	$50,000,000
FHLB
0.65%, 7/3/17 (o)(p)	87,000,000	86,996,858
0.84%, 7/5/17 (o)(p)	89,200,000	89,191,724
0.75%, 7/7/17 (o)(p)	175,000,000	174,978,208
0.87%, 7/12/17 (o)(p)	40,644,000	40,633,258
0.86%, 7/28/17 (o)(p)	150,000,000	149,903,138
0.91%, 8/2/17 (o)(p)	85,500,000	85,430,840
1.21%, 8/28/17 (l)	15,000,000	15,001,130
1.01%, 9/6/17 (o)(p)	138,000,000	137,741,883
1.04%, 9/22/17 (o)(p)	85,000,000	84,795,993
1.03%, 9/25/17 (l)	50,000,000	50,000,000
1.13%, 12/27/17 (o)(p)	104,700,000	104,116,023
0.86%, 1/18/18 (l)	50,000,000	50,000,000
1.04%, 1/25/18 (l)	50,000,000	50,000,000

Total U.S. Government Agency Securities		1,168,789,055

U.S. Treasury Obligation (11.3%)
U.S. Treasury Notes
0.63%, 9/30/17 (p)	$150,000,000	$149,863,791

Total Investments (99.8%) (Amortized Cost $1,318,652,846)		1,318,652,846
Other Assets Less Liabilities (0.2%)		2,523,074

Net Assets (100%)		$1,321,175,920

Federal Income Tax Cost of Investments		$1,318,652,846

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
U.S. Government Agency Securities	$—	$1,168,789,055	$—	$1,168,789,055
U.S. Treasury Obligations	—	149,863,791	—	149,863,791

Total Assets	$—	$1,318,652,846	$—	$1,318,652,846

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,318,652,846	$—	$1,318,652,846

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $1,318,652,846)	$1,318,652,846
Cash	2,940,833
Dividends, interest and other receivables	349,710
Other assets	15,553

Total assets	1,321,958,942

LIABILITIES
Investment management fees payable	353,183
Administrative fees payable	102,148
Trustees’ fees payable	3,191
Accrued expenses	324,500

Total liabilities	783,022

NET ASSETS	$1,321,175,920

Net assets were comprised of:
Paid in capital	$1,321,177,684
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss) on investments	(1,764)

Net assets	$1,321,175,920

Class IA
Net asset value, offering and redemption price per share, $341,261,574 / 341,087,056 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $979,914,346 / 979,917,251 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$4,225,905

EXPENSES
Investment management fees	2,162,614
Distribution fees – Class IB	1,144,911
Administrative fees	626,488
Distribution fees – Class IA	447,625
Printing and mailing expenses	52,933
Professional fees	42,718
Custodian fees	33,720
Trustees’ fees	16,626
Miscellaneous	13,503

Gross expenses	4,541,138
Less: Waiver from distributor	(1,592,536)

Net expenses	2,948,602

NET INVESTMENT INCOME (LOSS)	1,277,303

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	13,881

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,291,184

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,277,303	$7,545
Net realized gain (loss) on investments	13,881	(174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,291,184	7,371

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(353,851)	(2,052)
Class IB	(923,452)	(5,493)

	(1,277,303)	(7,545)

Distributions from net realized capital gains
Class IA	—	(381)
Class IB	—	(870)

	—	(1,251)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,277,303)	(8,796)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 123,497,746 and 288,409,290 shares, respectively ]	123,560,203	288,553,803
Capital shares issued in reinvestment of dividends and distributions [ 353,672 and 2,433 shares, respectively ]	353,851	2,433
Capital shares repurchased [ (156,537,875) and (293,624,632) shares, respectively ]	(156,617,074)	(293,771,752)

Total Class IA transactions	(32,703,020)	(5,215,516)

Class IB
Capital shares sold [ 3,712,386,890 and 6,160,346,487 shares, respectively ]	3,712,355,202	6,160,262,833
Capital shares issued in reinvestment of dividends and distributions [ 923,456 and 6,363 shares, respectively ]	923,452	6,363
Capital shares repurchased [ (3,745,271,066) and (5,975,362,205) shares, respectively ]	(3,745,237,748)	(5,975,281,134)

Total Class IB transactions	(31,959,094)	184,988,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,662,114)	179,772,546

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,648,233)	179,771,121
NET ASSETS:
Beginning of period	1,385,824,153	1,206,053,032

End of period (a)	$1,321,175,920	$1,385,824,153

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$—	$—

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IA			2016		2015	2014		2013		2012
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	—	#	—	—		—	#	—
Net realized and unrealized gain (loss) on investments	—	#	—	#	— #	—	#	—	#	— #

Total from investment operations	—	#	—	#	— #	—	#	—	#	— #

Less distributions:
Dividends from net investment income	—	#	—	#	—	—	#	—		—
Distributions from net realized gains	—		—	#	— #	—	#	—	#	—

Total dividends and distributions	—	#	—	#	— #	—	#	—	#	—

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total return (b)	0.10%		0.00	%‡‡	0.00%	0.00	%‡‡	0.00%		0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341,262		$373,961		$379,177	$384,545		$408,127		$424,144
Ratio of expenses to average net assets:
After waivers (a)	0.46%		0.32%		0.14%	0.09%		0.11%		0.12%
Before waivers (a)	0.71%		0.72%		0.71%	0.72%		0.72%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.20%		—	%‡‡	—%	—%		—	%‡‡	—%
Before waivers (a)	(0.05)%		(0.40)%		(0.57)%	(0.62)%		(0.61)%		(0.60)%

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Class IB			2016		2015	2014		2013		2012
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	—	#	—	—		—	#	—
Net realized and unrealized gain (loss) on investments	—	#	—	#	— #	—	#	—	#	— #

Total from investment operations	—	#	—	#	— #	—	#	—	#	— #

Less distributions:
Dividends from net investment income	—	#	—	#	—	—	#	—		—
Distributions from net realized gains	—		—	#	— #	—	#	—	#	—

Total dividends and distributions	—	#	—	#	— #	—	#	—	#	—

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total return (b)	0.10%		0.00	%‡‡	0.00%	0.00	%‡‡	0.00%		0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$979,914		$1,011,864		$826,877	$775,134		$911,309		$936,388
Ratio of expenses to average net assets:
After waivers (a)	0.46%		0.32%		0.14%	0.09%		0.11%		0.12%
Before waivers (a)	0.71%		0.72%		0.71%	0.72%		0.72%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.20%		—	%‡‡	—%	—%		—	%‡‡	—%
Before waivers (a)	(0.05)%		(0.40)%		(0.57)%	(0.62)%		(0.61)%		(0.60)%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1102

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Information Technology	$60,322,039	25.8%
Financials	42,965,544	18.4
Consumer Discretionary	37,591,177	16.1
Health Care	35,250,592	15.1
Industrials	28,890,269	12.4
Consumer Staples	12,200,211	5.2
Real Estate	4,656,706	2.0
Repurchase Agreements	4,234,099	1.8
Investment Companies	3,322,496	1.4
Telecommunication Services	3,111,801	1.3
Materials	2,216,558	1.0
Energy	2,112,296	0.9
Cash and Other	(3,278,739)	(1.4)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,192.33	$6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class IB
Actual	1,000.00	1,192.33	6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.20% and 1.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1103

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
China (2.2%)
Baidu, Inc. (ADR)*	5,960	$1,066,006
JD.com, Inc. (ADR)*	103,000	4,039,660

		5,105,666

Denmark (0.5%)
FLSmidth & Co. A/S	16,656	1,052,521

France (9.2%)
Airbus SE	84,049	6,911,753
Kering	14,344	4,885,410
LVMH Moet Hennessy Louis Vuitton SE	25,731	6,415,545
Societe Generale SA	59,864	3,221,083

		21,433,791

Germany (9.1%)
Allianz SE (Registered)	21,492	4,231,918
Bayer AG (Registered)	24,633	3,184,834
Bayerische Motoren Werke AG (Preference) (q)	50,458	4,159,777
Linde AG	11,705	2,216,558
SAP SE	49,778	5,199,293
Siemens AG (Registered)	16,784	2,307,091

		21,299,471

India (3.4%)
DLF Ltd.*	1,578,384	4,656,706
ICICI Bank Ltd. (ADR)	228,003	2,045,182
Zee Entertainment Enterprises Ltd.	171,042	1,300,197

		8,002,085

Italy (0.6%)
Brunello Cucinelli SpA	31,855	837,541
Tod’s SpA (x)	10,257	639,641

		1,477,182

Japan (14.4%)
Dai-ichi Life Holdings, Inc.	170,863	3,078,496
FANUC Corp.	9,382	1,806,332
KDDI Corp.	117,647	3,111,801
Keyence Corp.	11,178	4,903,512
Kyocera Corp.	47,940	2,773,040
Murata Manufacturing Co. Ltd.	37,217	5,648,315
Nidec Corp.	46,764	4,785,540
Nintendo Co. Ltd.	6,800	2,278,053
Renesas Electronics Corp.*	72,400	630,181
Sumitomo Mitsui Financial Group, Inc.	17,544	683,042
Suzuki Motor Corp.	46,100	2,184,601
TDK Corp.	26,700	1,754,283

		33,637,196

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	179,806	1,491,980
Industria de Diseno Textil SA	127,956	4,911,931

		6,403,911

Sweden (1.4%)
Assa Abloy AB, Class B	151,056	3,318,868

Switzerland (2.9%)
Credit Suisse Group AG (Registered)*	104,407	$1,509,105
Roche Holding AG	5,347	1,361,704
UBS Group AG (Registered)*	229,869	3,893,078

		6,763,887

United Kingdom (5.8%)
Circassia Pharmaceuticals plc*	391,678	464,228
Earthport plc*	1,082,510	292,557
International Consolidated Airlines Group SA	192,800	1,531,785
Prudential plc	190,998	4,380,758
TechnipFMC plc*	77,886	2,112,296
Unilever plc	86,458	4,678,830

		13,460,454

United States (45.9%)
3M Co.	17,317	3,605,226
ACADIA Pharmaceuticals, Inc. (x)*	54,190	1,511,359
Adobe Systems, Inc.*	34,180	4,834,419
Aetna, Inc.	38,922	5,909,527
Alphabet, Inc., Class A*	6,857	6,374,816
Alphabet, Inc., Class C*	7,119	6,469,249
Anthem, Inc.	24,545	4,617,651
Biogen, Inc.*	8,270	2,244,147
BioMarin Pharmaceutical, Inc.*	12,220	1,109,820
Bluebird Bio, Inc. (x)*	11,830	1,242,742
Blueprint Medicines Corp.*	18,370	930,808
Centene Corp.*	18,440	1,472,987
Citigroup, Inc.	103,926	6,950,571
Colgate-Palmolive Co.	75,553	5,600,744
Emerson Electric Co.	18,278	1,089,734
Facebook, Inc., Class A*	35,365	5,339,408
FNF Group	52,118	2,336,450
Gilead Sciences, Inc.	30,005	2,123,754
Goldman Sachs Group, Inc. (The)	16,658	3,696,410
International Game Technology plc	73,949	1,353,267
Intuit, Inc.	33,365	4,431,206
Ionis Pharmaceuticals, Inc. (x)*	33,120	1,684,814
Loxo Oncology, Inc.*	7,960	638,312
MacroGenics, Inc.*	43,340	758,883
Maxim Integrated Products, Inc.	96,889	4,350,316
PayPal Holdings, Inc.*	45,357	2,434,310
S&P Global, Inc.	37,314	5,447,471
Sage Therapeutics, Inc. (x)*	20,050	1,596,782
Shire plc	22,048	1,217,002
Tiffany & Co.	33,902	3,182,381
Twitter, Inc.*	86,350	1,543,075
United Parcel Service, Inc., Class B	22,438	2,481,419
Walt Disney Co. (The)	34,147	3,628,119
Whole Foods Market, Inc.	45,610	1,920,637
Zimmer Biomet Holdings, Inc.	24,776	3,181,238

		107,309,054

Total Common Stocks (98.2%) (Cost $148,350,471)		229,264,086

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	357,569	$53,107

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	3,321,499	3,322,496

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $255,000. (xx)	$250,000	250,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $500,047, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $510,000. (xx)	500,000	500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $100,013, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $306,001. (xx)	300,000	300,000

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $184,116, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $187,781. (xx)	$184,099	$184,099
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $900,201, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $918,599. (xx)	900,000	900,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $510,000. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,234,099

Total Short-Term Investments (3.2%) (Cost $7,555,938)		7,556,595

Total Investments (101.4%) (Cost $155,906,409)		236,873,788
Other Assets Less Liabilities (-1.4%)		(3,278,739)

Net Assets (100%)		$233,595,049

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $4,085,211. This was secured by cash collateral of $4,234,099 which was subsequently invested in joint repurchase agreements with a total value of $4,234,099, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2017	Market Value	% of Net Assets
Information Technology	$60,322,039	25.8%
Financials	42,965,544	18.4
Consumer Discretionary	37,591,177	16.1
Health Care	35,250,592	15.1
Industrials	28,890,269	12.4
Consumer Staples	12,200,211	5.2
Real Estate	4,656,706	2.0
Repurchase Agreements	4,234,099	1.8
Investment Companies	3,322,496	1.4
Telecommunication Services	3,111,801	1.3
Materials	2,216,558	1.0
Energy	2,112,296	0.9
Cash and Other	(3,278,739)	(1.4)

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,203,427	$25,334,643	$—	$37,538,070
Consumer Staples	7,521,381	4,678,830	—	12,200,211
Energy	—	2,112,296	—	2,112,296
Financials	20,476,084	22,489,460	—	42,965,544
Health Care	29,022,824	6,227,768	—	35,250,592
Industrials	7,176,379	21,713,890	—	28,890,269
Information Technology	36,842,804	23,479,235	—	60,322,039
Materials	—	2,216,558	—	2,216,558
Real Estate	—	4,656,706	—	4,656,706
Telecommunication Services	—	3,111,801	—	3,111,801
Preferred Stocks
Consumer Discretionary	—	53,107	—	53,107
Short-Term Investments
Investment Companies	3,322,496	—	—	3,322,496
Repurchase Agreements	—	4,234,099	—	4,234,099

Total Assets	$116,565,395	$120,308,393	$—	$236,873,788

Total Liabilities	$—	$—	$—	$—

Total	$116,565,395	$120,308,393	$—	$236,873,788

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(13,699)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $442,000 for seventeen days during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,822,797
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,579,749

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,875,181
Aggregate gross unrealized depreciation	(3,614,480)

Net unrealized appreciation	$80,260,701

Federal income tax cost of investments	$156,613,087

For the six months ended June 30, 2017, the Portfolio incurred approximately $793 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $151,672,310)	$232,639,689
Repurchase Agreements (Cost $4,234,099)	4,234,099
Foreign cash (Cost $6)	7
Receivable for securities sold	3,644,711
Dividends, interest and other receivables	323,203
Receivable from Separate Accounts for Trust shares sold	76,606
Security lending income receivable	1,768
Other assets	2,310

Total assets	240,922,393

LIABILITIES
Overdraft payable	2,267,407
Payable for return of collateral on securities loaned	4,234,099
Payable for securities purchased	525,935
Investment management fees payable	149,769
Distribution fees payable – Class IB	34,286
Payable to Separate Accounts for Trust shares redeemed	26,924
Administrative fees payable	18,871
Distribution fees payable – Class IA	13,727
Accrued expenses	56,326

Total liabilities	7,327,344

NET ASSETS	$233,595,049

Net assets were comprised of:
Paid in capital	$176,191,718
Accumulated undistributed net investment income (loss)	798,439
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(24,359,105)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	80,963,997

Net assets	$233,595,049

Class IA
Net asset value, offering and redemption price per share, $66,519,761 / 3,818,060 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.42

Class IB
Net asset value, offering and redemption price per share, $167,075,288 / 9,592,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.42

(x)	Includes value of securities on loan of $4,085,211.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $205,506 foreign withholding tax)	$2,200,179
Interest	1,528
Securities lending (net)	26,133

Total income	2,227,840

EXPENSES
Investment management fees	994,896
Distribution fees – Class IB	190,432
Administrative fees	102,988
Distribution fees – Class IA	71,382
Professional fees	41,808
Custodian fees	20,828
Printing and mailing expenses	7,847
Trustees’ fees	2,392
Miscellaneous	8,343

Gross expenses	1,440,916
Less: Waiver from investment manager	(182,974)

Net expenses	1,257,942

NET INVESTMENT INCOME (LOSS)	969,898

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,123,192
Foreign currency transactions	9,044

Net realized gain (loss)	2,132,236

Change in unrealized appreciation (depreciation) on:
Investments	33,540,927
Foreign currency translations	20,792

Net change in unrealized appreciation (depreciation)	33,561,719

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,693,955

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,663,853

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$969,898	$1,093,564
Net realized gain (loss) on investments and foreign currency transactions	2,132,236	(6,635,853)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	33,561,719	6,129,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,663,853	587,195

DIVIDENDS:
Dividends from net investment income
Class IA	—	(404,732)
Class IB	—	(1,118,580)

TOTAL DIVIDENDS	—	(1,523,312)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 753,991 and 422,620 shares, respectively ]	12,155,752	5,846,310
Capital shares issued in reinvestment of dividends [ 0 and 27,456 shares, respectively ]	—	404,732
Capital shares repurchased [ (332,658) and (707,094) shares, respectively ]	(5,359,856)	(9,951,657)

Total Class IA transactions	6,795,896	(3,700,615)

Class IB
Capital shares sold [ 547,527 and 1,315,319 shares, respectively ]	9,000,716	18,188,362
Capital shares issued in reinvestment of dividends [ 0 and 75,910 shares, respectively ]	—	1,118,580
Capital shares repurchased [ (453,855) and (1,037,997) shares, respectively ]	(7,291,272)	(14,687,390)

Total Class IB transactions	1,709,444	4,619,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,505,340	918,937

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,169,193	(17,180)
NET ASSETS:
Beginning of period	188,425,856	188,443,036

End of period (a)	$233,595,049	$188,425,856

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$798,439	$(171,459)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014		2013	2012
Net asset value, beginning of period	$14.61	$14.73	$14.31	$14.13		$11.43	$9.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.09	0.06	0.08	##	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.73	(0.09)	0.40	0.17		2.92	1.86

Total from investment operations	2.81	— #	0.46	0.25		3.00	1.95

Less distributions:
Dividends from net investment income	—	(0.12)	(0.04)	(0.07)		(0.30)	(0.09)

Net asset value, end of period	$17.42	$14.61	$14.73	$14.31		$14.13	$11.43

Total return (b)	19.23%	(0.02)%	3.22%	1.78%		26.33%	20.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,520	$49,643	$53,805	$43,515		$33,090	$21,522
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.23%	1.25%	1.25%		1.25%	1.32%
Before waivers (a)(f)	1.37%	1.39%	1.39%	1.43%		1.42%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%	0.61%	0.39%	0.58	%(aa)	0.59%	0.85%
Before waivers (a)(f)	0.79%	0.45%	0.25%	0.40	%(aa)	0.42%	0.80%
Portfolio turnover rate (z)^	8%	18%	17%	17%		27%	21%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014		2013	2012
Net asset value, beginning of period	$14.61	$14.72	$14.31	$14.13		$11.43	$9.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.08	0.05	0.09	##	0.13	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.74	(0.07)	0.40	0.16		2.87	1.86

Total from investment operations	2.81	0.01	0.45	0.25		3.00	1.95

Less distributions:
Dividends from net investment income	—	(0.12)	(0.04)	(0.07)		(0.30)	(0.09)

Net asset value, end of period	$17.42	$14.61	$14.72	$14.31		$14.13	$11.43

Total return (b)	19.23%	0.05%	3.15%	1.78%		26.33%	20.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$167,075	$138,783	$134,638	$110,034		$95,434	$394,139
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.23%	1.25%	1.25%		1.25%	1.32%
Before waivers (a)(f)	1.37%	1.39%	1.39%	1.43%		1.37%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%	0.59%	0.36%	0.60	%(bb)	1.00%	0.88%
Before waivers (a)(f)	0.74%	0.44%	0.22%	0.42	%(bb)	0.88%	0.83%
Portfolio turnover rate (z)^	8%	18%	17%	17%		27%	21%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05 and $0.06 for Class IA and Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.38% for income after waivers and 0.20% before waivers.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be 0.40% for income after waivers and 0.22% before waivers.

See Notes to Financial Statements.

1110

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	56.6%
Foreign Government Securities	59.0
Financials	3.1
Asset-Backed Securities	3.0
Mortgage-Backed Securities	2.6
Collateralized Mortgage Obligations	1.6
Health Care	0.9
Consumer Discretionary	0.4
Energy	0.4
Repurchase Agreements	0.2
Industrials	0.2
Information Technology	0.2
Telecommunication Services	0.1
Real Estate	0.1
Investment Companies	0.1
Commercial Mortgage-Backed Securities	0.0	#
Options Purchased	0.0	#
Options Written	0.0	#
Cash and Other	(28.5)

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,000.00	$6.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.50
Class K
Actual	1,000.00	1,001.03	5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.25

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.0%)
CIFC Funding Ltd.,
Series 2012-2A A1R 2.572%, 12/5/24 (l)§		$156,207	$156,501
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 1.676%, 10/25/35 (l)		100,000	82,898
Cordatus CLO I plc,
Series 2006-1X A2 0.758%, 1/30/24 (l)(m)	GBP	33,899	44,140
Cordatus Loan Fund II plc,
Series 2007-1X A1F 0.000%, 7/25/24 (l)(m)	EUR	84,476	96,449
Series 2007-1X A2 0.759%, 7/25/24 (l)(m)	GBP	60,409	78,651
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 2.266%, 9/25/34 (l)		$114,625	114,508
CSMC Trust,
Series 2017-1 4.500%, 3/25/21 (l)		88,401	89,257
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L 1.383%, 1/22/22 (l)§		85,180	85,153
Highlander Euro CDO III BV,
Series 2007-3A A 0.000%, 5/1/23 (l)§	EUR	44,558	50,880
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 1.376%, 5/25/37 (l)		$119,785	112,520
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A4 1.386%, 4/25/36 (l)		112,231	112,244
Long Beach Mortgage Loan Trust,
Series 2006-WL1 1A1 1.446%, 1/25/46 (l)		41,801	41,836
Navient Student Loan Trust,
Series 2016-7A A 2.366%, 3/25/66 (l)§		93,431	94,498
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 1.686%, 1/25/36 (l)		200,000	186,260
Option One Mortgage Loan Trust,
Series 2004-3 M2 2.071%, 11/25/34 (l)		26,939	25,787
Penta Clo 2 BV,
Series 2015-2A ANV 1.300%, 8/4/28 (l)§	EUR	250,000	285,753
RAAC Trust,
Series 2007-SP3 A1 2.416%, 9/25/47 (l)		$46,416	45,864

Symphony CLO VIII LP,
Series 2012-8A AR 2.255%, 1/9/23 (l)§		$154,757	$154,811
US Residential Opportunity Fund II Trust,
Series 2016-3II A 3.598%, 10/27/36 (e)§		83,962	84,066
VOLT XL LLC,
Series 2015-NP14 A1 4.375%, 11/27/45 (e)§		45,482	45,510
Voya CLO Ltd.,
Series 2012-2A AR 2.458%, 10/15/22 (l)§		44,401	44,424
WhiteHorse VI Ltd.,
Series 2012-1A A1R 2.370%, 2/3/25 (l)§		245,167	245,165

Total Asset-Backed Securities			2,277,175

Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		113,450	108,838
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 1.499%, 10/19/45 (l)		95,681	92,232
GNMA,
Series 2016-H17 FC 1.823%, 8/20/66 (l)		292,443	295,223
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.130%, 12/25/34 (l)		24,690	25,198
Series 2005-AR4 6A1 3.525%, 7/25/35 (l)		144,235	146,407
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 3.306%, 4/25/35 (l)		39,038	39,171
Lehman Mortgage Trust,
Series 2005-3 4A1 5.285%, 1/25/36 (l)		35,604	34,615
Sequoia Mortgage Trust,
Series 6 A 1.849%, 4/19/27 (l)		282,538	264,623
Trinity Square plc,
Series 2015-1A A 1.486%, 7/15/51 (l)§	GBP	158,950	208,949

Total Collateralized Mortgage Obligations			1,215,256

Commercial Mortgage-Backed Security (0.0%)
Morgan Stanley Capital I Trust,
Series 2007-IQ16 A4 5.809%, 12/12/49		$29,822	29,902

Total Commercial Mortgage-Backed Security			29,902

Corporate Bonds (5.4%)
Consumer Discretionary (0.4%)
Automobiles (0.1%)
Hyundai Capital America
1.750%, 9/27/19§		100,000	98,530

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	$241,451

Total Consumer Discretionary			339,981

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Petrobras Global Finance BV
8.375%, 5/23/21		$200,000	223,929
7.375%, 1/17/27		100,000	105,775

			329,704

Total Energy			329,704

Financials (3.1%)
Banks (0.3%)
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/17	DKK	200,000	30,816
2.000%, 10/1/17		600,000	92,673
2.500%, 10/1/47		93,983	14,649
Santander Holdings USA, Inc.
2.642%, 11/24/17 (l)		$100,000	100,406

			238,544

Capital Markets (1.4%)
Deutsche Bank AG
4.250%, 10/14/21		350,000	367,108
Goldman Sachs Group, Inc. (The)
2.446%, 9/15/20 (l)		200,000	203,127
ING Bank NV
2.625%, 12/5/22§		100,000	100,828
UBS AG
1.539%, 12/7/18 (b)(l)§		200,000	199,955
1.799%, 6/8/20 (b)(l)(x)§		200,000	200,274

			1,071,292

Consumer Finance (0.4%)
Ally Financial, Inc.
8.000%, 11/1/31		100,000	122,500
Navient Corp.
8.450%, 6/15/18		100,000	105,300
Volkswagen Bank GmbH
0.081%, 11/27/17 (l)(m)	EUR	100,000	114,204

			342,004

Thrifts & Mortgage Finance (1.0%)
BRFkredit A/S
2.000%, 10/1/17	DKK	300,000	46,337
4.000%, 1/1/18		200,000	31,393
2.500%, 10/1/47		95,264	14,841
Nykredit Realkredit A/S
1.000%, 7/1/17		200,000	30,691
1.000%, 10/1/17		900,000	138,756
2.000%, 10/1/17		400,000	61,782
4.000%, 1/1/18		200,000	31,354
2.000%, 4/1/18		400,000	62,547
2.500%, 10/1/47 (m)		467,856	72,887
3.000%, 10/1/47		83,393	13,463

Realkredit Danmark A/S
1.000%, 1/1/18	DK	K 500,000	77,335
2.000%, 1/1/18		100,000	15,544
1.000%, 4/1/18		500,000	77,588
2.500%, 10/1/47		377,828	58,891

			733,409

Total Financials			2,385,249

Health Care (0.9%)
Health Care Equipment & Supplies (0.5%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		$400,000	400,736

Pharmaceuticals (0.4%)
Allergan Funding SCS
2.308%, 3/12/18 (l)		100,000	100,495
2.350%, 3/12/18		100,000	100,401
Mylan NV
3.750%, 12/15/20		100,000	103,951

			304,847

Total Health Care			705,583

Industrials (0.2%)
Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	117,784

Total Industrials			117,784

Information Technology (0.2%)
Internet Software & Services (0.2%)
eBay, Inc.
2.750%, 1/30/23		100,000	99,219

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17		16,000	16,017

Total Information Technology			115,236

Real Estate (0.1%)
Real Estate Management & Development (0.1%)
Vonovia Finance BV
3.200%, 10/2/17 (m)		100,000	100,219

Total Real Estate			100,219

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.
1.808%, 1/15/20 (l)		100,000	100,471

Total Telecommunication Services			100,471

Total Corporate Bonds			4,194,227

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Foreign Government Securities (59.0%)
Australia Government Bond
1.250%, 2/21/22 TIPS (m)	AUD	221,500	$175,548
3.000%, 9/20/25 TIPS (m)		596,450	539,696
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	118,483
Canada Government Real Return Bond
4.250%, 12/1/21 TIPS	CAD	2,291,937	2,085,728
1.500%, 12/1/44 TIPS		146,662	138,395
1.250%, 12/1/47 TIPS		423,120	386,148
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 4/15/30 TIPS (m)	EUR	575,770	738,107
0.100%, 4/15/46 TIPS (m)		150,840	188,864
France Government Bond OAT
0.250%, 7/25/18 TIPS (m)		3,161,872	3,670,702
0.100%, 3/1/21 TIPS (m)		1,465,718	1,748,583
0.100%, 7/25/21 TIPS (m)(z)		378,414	453,850
1.100%, 7/25/22 TIPS (m)		331,131	420,397
0.100%, 3/1/25 TIPS (m)		202,726	245,073
1.850%, 7/25/27 TIPS (m)		326,319	460,489
0.100%, 3/1/28 TIPS (m)		839,910	1,000,928
0.700%, 7/25/30 TIPS (m)		1,048,920	1,346,722
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	139,942,600	1,297,154
0.100%, 3/10/27 TIPS		168,321,429	559,686
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	6,434,829	1,043,217
Kingdom of Spain
0.550%, 11/30/19 TIPS (m)	EUR	652,090	771,224
1.800%, 11/30/24 TIPS (m)		743,790	958,878
1.000%, 11/30/30 TIPS (m)		142,254	166,784
Kingdom of Sweden
0.125%, 6/1/26	SEK	400,000	54,587
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	1,726,120	109,401
New Zealand Government Bond
3.000%, 4/15/20 (m)	NZD	100,000	74,623
2.000%, 9/20/25 TIPS		630,300	467,212
2.500%, 9/20/35 TIPS (m)		102,510	78,583
Republic of Argentina
(Zero Coupon), 8/10/18		$100,000	98,863
Republic of Italy
1.700%, 9/15/18 TIPS	EUR	1,213,831	1,425,182
0.100%, 5/15/22 TIPS (m)		748,790	850,980
2.350%, 9/15/24 TIPS (m)		2,971,559	3,770,154
1.250%, 9/15/32 TIPS (m)		447,225	496,960
2.700%, 3/1/47 (m)		380,000	387,449
Sweden Inflation Linked Bond
0.250%, 6/1/22 TIPS	SEK	700,000	94,134
U.K. Treasury Bonds
2.500%, 7/17/24 (l)	GBP	22,000	104,874
8.106%, 7/22/30		17,000	80,972
1.500%, 7/22/47 (m)		110,000	131,413

U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS (m)	GBP	9,213	14,890
0.125%, 3/22/24 TIPS (m)(z)		2,228,725	3,360,285
0.125%, 3/22/26 TIPS (m)		314,439	484,409
0.125%, 3/22/29 TIPS (m)		359,116	578,311
1.250%, 11/22/32 TIPS (m)(z)		893,244	1,757,521
0.750%, 3/22/34 TIPS (m)		227,278	430,228
3.250%, 1/22/44 (m)		105,000	174,874
0.125%, 3/22/44 TIPS (m)(z)		626,490	1,264,129
0.125%, 3/22/46 TIPS (m)		1,939,295	4,021,128
0.250%, 3/22/52 TIPS (m)(z)		448,296	1,059,257
1.250%, 11/22/55 TIPS (m)		408,401	1,297,119
0.125%, 3/22/58 TIPS (m)(z)		619,106	1,559,604
0.375%, 3/22/62 TIPS (m)		90,671	263,654
0.125%, 11/22/65 TIPS (m)		613,193	1,761,861
0.125%, 3/22/68 TIPS (m)(z)		249,872	756,479

Total Foreign Government Securities			45,523,792

Mortgage-Backed Security (2.6%)
FNMA
3.500%, 7/25/47 TBA		$1,000,000	1,026,875
3.000%, 8/25/47 TBA		1,000,000	997,109

Total Mortgage-Backed Securities			2,023,984

U.S. Treasury Obligations (56.6%)
U.S. Treasury Bonds
2.875%, 11/15/46		20,000	20,113
3.000%, 2/15/47		130,000	134,119
3.000%, 5/15/47		120,000	123,863
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS (z)		5,629,978	6,412,898
2.000%, 1/15/26 TIPS		49,280	55,208
1.750%, 1/15/28 TIPS		1,929,382	1,221,878
3.625%, 4/15/28 TIPS		680,324	888,538
2.500%, 1/15/29 TIPS		2,100,378	13,689
2.125%, 2/15/40 TIPS		11,313	14,064
2.125%, 2/15/41 TIPS (v)		301,479	376,637
0.750%, 2/15/42 TIPS		97,394	92,593
0.625%, 2/15/43 TIPS		106,356	97,750
1.375%, 2/15/44 TIPS		1,510,834	1,642,248
0.750%, 2/15/45 TIPS (w)		1,453,760	194,630
1.000%, 2/15/46 TIPS		619,194	1,637,525
0.875%, 2/15/47 TIPS		202,594	196,317
U.S. Treasury Inflation Linked Notes
1.625%, 1/15/18 TIPS		116,720	117,295
1.375%, 7/15/18 TIPS		56,698	57,623
0.125%, 4/15/19 TIPS		2,280,679	783,164

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

0.125%, 4/15/20 TIPS (z)		$730,919	$1,474,735
1.250%, 7/15/20 TIPS		112,123	116,862
0.125%, 4/15/21 TIPS (z)		2,579,300	5,934,659
0.625%, 7/15/21 TIPS		943,880	967,295
0.125%, 1/15/22 TIPS		75,625	75,489
0.125%, 4/15/22 TIPS		43,838,056	100,071
0.125%, 7/15/22 TIPS		244,564	244,375
0.125%, 1/15/23 TIPS		1,604,930	1,590,336
0.375%, 7/15/23 TIPS		2,584,796	2,601,542
0.625%, 1/15/24 TIPS (z)		3,384,943	3,433,492
0.125%, 7/15/24 TIPS (z)		5,076,963	4,510,910
0.250%, 1/15/25 TIPS		1,757,111	1,075,162
0.375%, 7/15/25 TIPS		2,387,043	767,836
0.625%, 1/15/26 TIPS		617,454	1,998,913
0.125%, 7/15/26 TIPS (v)		1,122,132	472,385
0.375%, 1/15/27 TIPS		2,125,767	497,194
U.S. Treasury Notes
2.125%, 9/30/21 (w)		100,000	101,369
1.875%, 2/28/22 (v)(w)(z)		3,100,000	3,103,802
2.000%, 2/15/25 (z)		520,000	512,858

Total U.S. Treasury Obligations			43,659,437

Total Long-Term Debt Securities (128.2%) (Cost $94,268,436)			98,923,773

SHORT-TERM INVESTMENTS:
Certificates of Deposit (2.5%)
Barclays Bank plc
1.95%, 11/6/17 (l)		200,000	200,465
1.71%, 3/16/18 (l)		200,000	200,338
Mitsubishi UFJ Trust & Banking Corp.
1.99%, 9/19/17 (l)		200,000	200,271
Natixis SA
1.98%, 9/25/17 (l)		300,000	300,453
Norinchukin Bank
1.87%, 10/11/17 (l)		300,000	300,599
Sumitomo Mitsui Banking Corp.
1.95%, 9/15/17 (l)		200,000	200,275
Sumitomo Mitsui Trust Bank Ltd.
2.00%, 9/18/17 (l)		400,000	400,618
1.86%, 10/6/17 (l)		100,000	100,189

Total Certificates of Deposit			1,903,208

Foreign Government Treasury Bills (6.8%)
Argentina Treasury Bills
7.55%, 9/15/17 (p)		100,000	98,432
5.46%, 9/29/17 (p)		100,000	98,658
Federative Republic of Brazil
0.00%, 10/1/17 (p)	BRL	2,700,000	795,969
0.00%, 1/1/18 (p)		5,800,000	1,676,872
0.00%, 7/1/18 (p)		4,300,000	1,192,864

Japanese Treasury Bills
0.20%, 7/10/17 (p)	JPY	80,000,000	$711,229
(0.07)%, 8/7/17 (p)		50,000,000	444,578
United Mexican States
0.00%, 8/17/17 (p)	MXN	47,900,000	261,098

Total Foreign Government Treasury Bills			5,279,700

	Number of Shares		Value (Note 1)
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares		98,964	98,994

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.2%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $25,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $25,500. (xx)		$25,000	25,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $32,663, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $33,313. (xx)		32,660	32,660
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $6,742, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $7,495. (xx)		6,741	6,741

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $16,567, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $16,896. (xx)	$16,565	$16,565
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $53,089, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $54,146. (xx)	53,084	53,084
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $50,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $51,000. (xx)	50,000	50,000

Total Repurchase Agreements		184,050

U.S. Government Agency Security (1.3%)
FHLB
0.73%, 7/20/17 (o)(p)	1,000,000	999,597

Total Short-Term Investments (10.9%) (Cost $8,513,250)		8,465,549

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
Eurodollar
March 2018 @ $98.25*	21	1,706

Total Options Purchased (0.0%) (Cost $2,016)		1,706

Total Investments Before Options Written (139.1%) (Cost $102,783,702)		107,391,028

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
July 2017 @ $127.50*	(13)	(609)
August 2017 @ $127.50*	(7)	(1,422)
Eurodollar
March 2018 @ $98.75*	(21)	(788)

		(2,819)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
July 2017 @ $126.00*	(13)	$(9,953)
August 2017 @ $124.50*	(7)	(3,172)

		(13,125)

Total Options Written (0.0%) (Premiums Received $14,839)		(15,944)

Total Investments after Options Written (139.1%) (Cost $102,768,863)		107,375,084
Other Assets Less Liabilities (-39.1%)		(30,200,540)

Net Assets (100%)		$77,174,544

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $2,296,748 or 3.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $400,229 or 0.5% of net assets.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $37,966,306 or 49.2% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $589,632.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $726,069.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $180,247. This was secured by cash collateral of $184,050 which was subsequently invested in joint repurchase agreements with a total value of $184,050, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.
(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security

Country Diversification As a Percentage of Total Net Assets
Argentina	0.4%
Australia	0.9
Brazil	5.2
Canada	3.4
Cayman Islands	0.9
Denmark	2.5
France	12.5
Germany	1.9
Ireland	0.3
Italy	9.0
Japan	5.5
Luxembourg	0.3
Mexico	0.5
Netherlands	0.5
New Zealand	0.8
Spain	2.6
Sweden	0.2
Switzerland	0.5
United Kingdom	25.5
United States	65.7
Cash and Other	(39.1)

100.0%

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	45	September-17	$5,682,788	$5,648,906	$(33,882)

Sales
2 Year U.S. Treasury Notes	63	September-17	$13,636,472	$13,614,891	$21,581
5 Year U.S. Treasury Notes	59	September-17	6,966,289	6,952,320	13,969
Euro-BTP	8	September-17	1,226,418	1,234,801	(8,383)
Euro-OAT	1	September-17	172,481	169,587	2,894
U.S. Treasury Long Bond	26	September-17	3,956,582	3,995,875	(39,293)

					$(9,232)

					$(43,114)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Argentinian Nuevo peso vs. U.S. Dollar, expiring 9/15/17	JPMorgan Chase Bank	1,849	$107,023	$110,761	$(3,738)
Brazilian Real vs. U.S. Dollar, expiring 7/5/17	Bank of America	827	249,705	251,134	(1,429)
Brazilian Real vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	441	133,067	136,417	(3,350)
Brazilian Real vs. U.S. Dollar, expiring 8/2/17	Deutsche Bank AG	707	211,910	211,619	291
Brazilian Real vs. U.S. Dollar, expiring 10/3/17	Deutsche Bank AG	2,500	740,927	748,083	(7,156)
British Pound vs. U.S. Dollar, expiring 7/5/17	Credit Suisse	142	184,947	181,567	3,380
British Pound vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	1,324	1,724,444	1,684,263	40,181
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	93	121,128	120,508	620
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	419	545,726	538,386	7,340
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	627	816,636	796,814	19,822

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/5/17	Credit Suisse	182	$140,346	$134,544	$5,802
Canadian Dollar vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	3,440	2,652,684	2,624,352	28,332
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	2,474	381,956	360,645	21,311
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	116	132,489	129,796	2,693
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Credit Suisse	17,281	19,737,788	19,588,305	149,483
Mexican Peso vs. U.S. Dollar, expiring 8/8/17	Bank of America	1,771	97,026	91,530	5,496
Russian Ruble vs. U.S. Dollar, expiring 9/21/17	JPMorgan Chase Bank	10,894	181,681	187,738	(6,057)

					$263,021

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/5/17	Bank of America	1,391	$1,035,739	$1,069,123	$(33,384)
Australian Dollar vs. U.S. Dollar, expiring 8/2/17	Bank of America	1,391	1,067,242	1,068,689	(1,447)
Brazilian Real vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	707	212,888	213,280	(392)
Brazilian Real vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	562	170,000	169,492	508
Brazilian Real vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	2,900	862,710	859,476	3,234
Brazilian Real vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	2,300	676,470	681,653	(5,183)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	2,100	555,907	613,309	(57,402)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	700	193,995	204,436	(10,441)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	2,200	619,427	642,514	(23,087)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	JPMorgan Chase Bank	800	221,148	233,642	(12,494)
Brazilian Real vs. U.S. Dollar, expiring 7/3/18	Bank of America	700	206,429	198,604	7,825
Brazilian Real vs. U.S. Dollar, expiring 7/3/18	Deutsche Bank AG	2,400	686,517	680,929	5,588
Brazilian Real vs. U.S. Dollar, expiring 7/3/18	JPMorgan Chase Bank	200	58,420	56,744	1,676
Brazilian Real vs. U.S. Dollar, expiring 7/3/18	JPMorgan Chase Bank	1,000	297,397	283,720	13,677
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	9,856	12,688,298	12,836,947	(148,649)
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	19	24,538	24,747	(209)
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	97	122,967	126,338	(3,371)
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	634	807,112	825,753	(18,641)
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	207	263,149	269,607	(6,458)
Canadian Dollar vs. U.S. Dollar, expiring 7/5/17	Bank of America	3,622	2,694,469	2,793,029	(98,560)
Canadian Dollar vs. U.S. Dollar, expiring 8/2/17	JPMorgan Chase Bank	3,440	2,625,724	2,654,214	(28,490)
Danish Krone vs. U.S. Dollar, expiring 7/3/17	Bank of America	7,969	1,168,342	1,224,001	(55,659)
Danish Krone vs. U.S. Dollar, expiring 7/3/17	JPMorgan Chase Bank	202	30,791	31,028	(237)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	Bank of America	2,327	338,768	359,261	(20,493)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	1,927	295,376	297,506	(2,130)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	210	32,186	32,422	(236)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	7,880	1,214,516	1,216,579	(2,063)
Danish Krone vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	410	62,376	63,303	(927)
Danish Krone vs. U.S. Dollar, expiring 1/2/18	Bank of America	1,023	149,649	158,810	(9,161)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	900	133,983	140,486	(6,503)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Deutsche Bank AG	13	1,994	2,029	(35)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	16,732	18,807,057	19,110,747	(303,690)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	147	164,411	167,896	(3,485)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	518	582,771	591,634	(8,863)

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Credit Suisse	17,281	$19,617,251	$19,768,770	$(151,519)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	211,100	1,902,142	1,876,862	25,280
Japanese Yen vs. U.S. Dollar, expiring 7/10/17	Bank of America	80,000	726,809	711,424	15,385
Japanese Yen vs. U.S. Dollar, expiring 8/7/17	Bank of America	50,000	449,466	445,210	4,256
Mexican Peso vs. U.S. Dollar, expiring 8/8/17	Credit Suisse	3,658	197,175	200,383	(3,208)
Mexican Peso vs. U.S. Dollar, expiring 8/17/17	Credit Suisse	4,790	239,791	262,040	(22,249)
New Zealand Dollar vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	858	606,704	628,742	(22,038)
Russian Ruble vs. U.S. Dollar, expiring 10/20/17	Credit Suisse	10,811	185,240	179,287	5,953
Swedish Krona vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	1,165	134,035	138,284	(4,249)

					$(981,571)

					$(718,550)

Options Written:

Options written for the six months ended June 30, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2017	20	$1,687
Options Written	167	74,057
Options Terminated in Closing Purchase Transactions	(126)	(60,905)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2017	61	$14,839

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,277,175	$—	$2,277,175
Collateralized Mortgage Obligations	—	1,215,256	—	1,215,256
Commercial Mortgage-Backed Securities	—	29,902	—	29,902
Corporate Bonds
Consumer Discretionary	—	339,981	—	339,981
Energy	—	329,704	—	329,704
Financials	—	2,385,249	—	2,385,249
Health Care	—	705,583	—	705,583
Industrials	—	117,784	—	117,784
Information Technology	—	115,236	—	115,236
Real Estate	—	100,219	—	100,219
Telecommunication Services	—	100,471	—	100,471

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Government Securities	$—	$45,523,792	$—	$45,523,792
Forward Currency Contracts	—	368,133	—	368,133
Futures	38,444	—	—	38,444
Mortgage-Backed Securities	—	2,023,984	—	2,023,984
Options Purchased
Put Options Purchased	1,706	—	—	1,706
Short-Term Investments
Certificates of Deposit	—	1,903,208	—	1,903,208
Foreign Government Treasury Bills	—	5,279,700	—	5,279,700
Investment Companies	98,994	—	—	98,994
Repurchase Agreements	—	184,050	—	184,050
U.S. Government Agency Securities	—	999,597	—	999,597
U.S. Treasury Obligations	—	43,659,437	—	43,659,437

Total Assets	$139,144	$107,658,461	$—	$107,797,605

Liabilities:
Forward Currency Contracts	$—	$(1,086,683)	$—	$(1,086,683)
Futures	(81,558)	—	—	(81,558)
Options Written
Call Options Written	(2,819)	—	—	(2,819)
Put Options Written	(13,125)	—	—	(13,125)

Total Liabilities	$(97,502)	$(1,086,683)	$—	$(1,184,185)

Total	$41,642	$106,571,778	$—	$106,613,420

There were no transfers between Levels 1, 2 and 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets Unrealized appreciation	$40,150	*
Foreign exchange contracts	Receivables	368,133

Total		$408,283

	Liability Derivatives
Interest rate contracts	Payables, Net assets Unrealized depreciation	$(97,502	)*
Foreign exchange contracts	Payables	(1,086,683)

Total		$(1,184,185)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$50,109	$(187,542)	$—	$(137,433)
Foreign exchange contracts	—	—	(1,084,201)	(1,084,201)

Total	$50,109	$(187,542)	$(1,084,201)	$(1,221,634)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,646)	$(94,413)	$—	$(96,059)
Foreign exchange contracts	—	—	(1,174,961)	(1,174,961)

Total	$(1,646)	$(94,413)	$(1,174,961)	$(1,271,020)

^ This Portfolio held forward foreign currency contracts, futures and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $83,009,000 during the six months ended June 30, 2017, and option contracts and futures contracts with an average notional balance of approximately $18,000 and $30,046,000 respectively during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$35,655	$(35,655)	$—	$—
Credit Suisse	164,618	(164,618)	—	—
Deutsche Bank AG	71,848	(71,848)	—	—
JPMorgan Chase Bank	96,012	(96,012)	—	—

Total	$368,133	$(368,133)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$530,326	$(35,655)	$—	$494,671
Credit Suisse	176,976	(164,618)	—	12,358
Deutsche Bank AG	128,150	(71,848)	—	56,302
JPMorgan Chase Bank	251,231	(96,012)	—	155,219

Total	$1,086,683	$(368,133)	$—	$718,550

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	0.53%	4/13/2017	7/20/2017	$1,796,764	$(1,795,573)
BNP Paribas SA	0.53	4/13/2017	7/20/2017	1,437,730	(1,439,363)
BNP Paribas SA	0.53	4/13/2017	7/20/2017	1,172,276	(1,173,463)
BNP Paribas SA	0.53	4/13/2017	7/20/2017	4,119,219	(4,123,581)
BNP Paribas SA	0.53	4/13/2017	7/20/2017	885,994	(887,063)
BNP Paribas SA	0.53	4/13/2017	7/20/2017	1,753,249	(1,755,317)
BNP Paribas SA	(0.40)	4/24/2017	7/27/2017	457,916	(457,329)
BNP Paribas SA	1.17	5/16/2017	8/17/2017	5,256,118	(5,270,187)
BNP Paribas SA	1.17	5/16/2017	8/17/2017	4,518,916	(4,530,970)
BNP Paribas SA	1.23	6/6/2017	7/7/2017	3,149,177	(3,147,003)
BNP Paribas SA	1.23	6/6/2017	7/7/2017	2,117,719	(2,116,690)
BNP Paribas SA	1.25	6/7/2017	7/10/2017	2,094,566	(2,093,055)
BNP Paribas SA	1.25	6/7/2017	7/10/2017	517,725	(517,385)
BNP Paribas SA	1.25	6/7/2017	7/10/2017	4,315,676	(4,320,001)

					$(33,626,980)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2017, was approximately $29,482,000 at a weighted average interest rate of 0.81%.
(2)	Payable for sale-buyback transactions includes $(33,935) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2017:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(33,626,980)	$32,764,574	$(862,406)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$5,240,058	$—	$—	$5,240,058
U.S. Treasury Notes	—	6,954,076	9,801,157	—	16,755,233
Foreign Governments	—	11,631,689	—	—	11,631,689

Total Borrowings	$—	$23,825,823	$9,801,157	$—	$33,626,980

Gross amount of recognized liabilities for sale-buybacks					$33,626,980

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,310,341
Long-term U.S. government debt securities	32,323,698

$79,634,039

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,872,416
Long-term U.S. government debt securities	25,844,918

$72,717,334

See Notes to Financial Statements.

1122

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,558,890
Aggregate gross unrealized depreciation	(2,050,589)

Net unrealized appreciation	$2,508,301

Federal income tax cost of investments	$104,882,727

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $102,599,652)	$107,206,978
Repurchase Agreements (Cost $184,050)	184,050
Cash	65,276
Foreign cash (Cost $56,369)	57,364
Cash held as collateral at broker	173,829
Receivable for securities sold	8,974,776
Receivable for forward commitments	1,007,793
Unrealized appreciation on forward foreign currency contracts	368,133
Dividends, interest and other receivables	215,991
Due from broker for futures variation margin	184,949
Receivable from Separate Accounts for Trust shares sold	42,467
Security lending income receivable	22
Other assets	910

Total assets	118,482,538

LIABILITIES
Payable for sale-buyback financing transactions	33,626,980
Payable for securities purchased	3,188,203
Payable for forward commitments	3,040,156
Unrealized depreciation on forward foreign currency contracts	1,086,683
Payable for return of collateral on securities loaned	184,050
Investment management fees payable	29,894
Payable to Separate Accounts for Trust shares redeemed	24,194
Options written, at value (Premiums received $14,839)	15,944
Distribution fees payable – Class IB	10,223
Administrative fees payable	6,252
Trustees’ fees payable	642
Accrued expenses	94,773

Total liabilities	41,307,994

NET ASSETS	$77,174,544

Net assets were comprised of:
Paid in capital	$77,787,285
Accumulated undistributed net investment income (loss)	1,019,572
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(5,039,197)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	3,406,884

Net assets	$77,174,544

Class IB
Net asset value, offering and redemption price per share, $49,641,570 / 5,125,325 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

Class K
Net asset value, offering and redemption price per share, $27,532,974 / 2,833,542 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

(x)	Includes value of securities on loan of $180,247.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017

(Unaudited)

INVESTMENT INCOME
Interest	$1,012,670
Dividends	4,054
Securities lending (net)	25

Total income	1,016,749

EXPENSES
Investment management fees	221,871
Interest expense	110,552
Distribution fees – Class IB	55,369
Administrative fees	36,366
Professional fees	29,794
Custodian fees	28,761
Printing and mailing expenses	2,816
Trustees’ fees	857
Miscellaneous	4,822

Gross expenses	491,208
Less: Waiver from investment manager	(47,815)

Net expenses	443,393

NET INVESTMENT INCOME (LOSS)	573,356

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(186,165)
Futures	(187,542)
Foreign currency transactions	(1,361,937)
Options written	57,215

Net realized gain (loss)	(1,678,429)

Change in unrealized appreciation (depreciation) on:
Investments	2,769,572
Futures	(94,413)
Foreign currency translations	(1,596,201)
Options written	(2,276)

Net change in unrealized appreciation (depreciation)	1,076,682

NET REALIZED AND UNREALIZED GAIN (LOSS)	(601,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,391)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited) (am)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$573,356	$630,477
Net realized gain (loss) on investments, In-kind transactions, options written, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	(1,678,429)	1,824,320
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	1,076,682	3,363,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,391)	5,818,342

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,848,682)
Class K	—	(1,571,382)

	—	(3,420,064)

Distributions from net realized capital gains
Class IB	—	(71,834)
Class K	—	(65,048)

	—	(136,882)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,556,946)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,276,884 and 1,895,487 shares, respectively ]	12,462,202	18,732,041
Capital shares issued in connection with merger (Note 8) [ 511,385 and 0 shares, respectively ]	5,040,464	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,594 shares, respectively ]	—	1,920,516
Capital shares repurchased [ (660,329) and (845,785) shares, respectively ]	(6,478,443)	(8,317,780)

Total Class IB transactions	11,024,223	12,334,777

Class K
Capital shares sold [ 333,112 and 531,701 shares, respectively ]	3,271,642	5,210,076
Capital shares issued in reinvestment of dividends and distributions [ 0 and 172,238 shares, respectively ]	—	1,636,430
Capital shares repurchased [ (728,762) and (501,994) shares, respectively ]	(7,164,420)	(4,888,478)

Total Class K transactions	(3,892,778)	1,958,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,131,445	14,292,805

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,103,054	16,554,201
NET ASSETS:
Beginning of period	70,071,490	53,517,289

End of period (a)	$77,174,544	$70,071,490

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,019,572	$446,216

(am) After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Real Assets Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the EQ/PIMCO Global Real Return Portfolio (Note 8).

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Period Ended June 30, 2017

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(28,391)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(79,634,039)
Proceeds from disposition of investment securities	72,759,798
Proceeds/(Purchases) of short-term investments, net	1,870,357
Purchases of collateral for securities on loan, net	(184,050)
Decrease in premuims received on written options	13,152
Change in unrealized (appreciation)/depreciation on investments	(2,769,572)
Change in unrealized (appreciation)/depreciation on written options	2,276
Net realized (gain)/ loss on investments	186,165
Net amortization (accretion) of income	(596,430)
Decrease in payable for securities purchased	2,493,856
Increase in unrealized appreciation on forward foreign currency contracts	827,685
Increase in unrealized depreciation on forward foreign currency contracts	347,276
Decrease in payable for return of collateral on securities loaned	184,050
Increase in accrued expenses	29,880
Decrease in investment management fees payable	17,945
Increase in distribution fees payable – Class IB	2,295
Increase in administrative fees payable	579
Increase in trustees’ fees payable	571
Increase in security lending income receivable	(22)
Increase in other assets	(713)
Decrease in dividends, interest and other receivables	(16,986)
Increase in receivable for forward commitments	(28,574)
Decrease in cash held as collateral at broker	(32,026)
Increase in due from broker for futures variation margin	(117,176)
Increase in payable for return of cash collateral on forward currency contracts	(910,000)
Increase in payable for forward commitments	(1,017,813)
Decrease in receivable for securities sold	(7,313,197)

Net cash provided (used) by operating activities	(13,913,104)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	20,835,116
Payment for shares redeemed	(13,629,633)
Proceeds from sale-buyback transactions	332,806,894
Payments on sale-buyback transactions	(332,858,880)
Increase in payable for sale-buyback financing transactions	6,786,262

Net cash provided (used) by financing activities	13,939,759

Net increase/(decrease) in cash	26,655

Cash:
Beginning of period (including foreign currency of $29,787)	95,985

End of period (including foreign currency of $57,364)	$122,640

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2017, the Portfolio paid $110,552 in interest expense.

See Notes to Financial Statements.

1126

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (am)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					February 8, 2013* to December 31, 2013
Class IB			2016		2015		2014
Net asset value, beginning of period	$9.69		$9.26		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.09		0.04		0.06	—	#
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	(0.07)		0.85		(0.27)		0.68	(0.59)

Total from investment operations	—	#	0.94		(0.23)		0.74	(0.59)

Less distributions:
Dividends from net investment income	—		(0.49)		(0.13)		(0.47)	(0.01)
Distributions from net realized gains	—		(0.02)		(0.05)		—	—

Total dividends and distributions	—		(0.51)		(0.18)		(0.47)	(0.01)

Net asset value, end of period	$9.69		$9.69		$9.26		$9.67	$9.40

Total return (b)	0.00%		10.35%		(2.36)%		7.86%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,642		$38,725		$25,420		$13,949	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30	%*****	1.31	%****	1.12	%***	1.05%**	1.00%
Before waivers and reimbursements (a)(f)	1.43	%*****	1.49	%****	1.36	%***	1.46%**	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.48%		0.92%		0.42%		0.65%	—	%(l)‡‡
Before waivers and reimbursements (a)(f)	1.36%		0.74%		0.18%		0.24%	(0.97	)%(l)
Portfolio turnover rate (z)^	73%		108%		66%		92%	555%

See Notes to Financial Statements.

1127

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (am)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					February 8, 2013* to December 31, 2013
Class K			2016		2015		2014
Net asset value, beginning of period	$9.71		$9.28		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.12		0.05		0.10	0.05
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	(0.07)		0.85		(0.26)		0.66	(0.62)

Total from investment operations	0.01		0.97		(0.21)		0.76	(0.57)

Less distributions:
Dividends from net investment income	—		(0.52)		(0.13)		(0.49)	(0.03)
Distributions from net realized gains	—		(0.02)		(0.05)		—	—

Total dividends and distributions	—		(0.54)		(0.18)		(0.49)	(0.03)

Net asset value, end of period	$9.72		$9.71		$9.28		$9.67	$9.40

Total return (b)	0.10%		10.63%		(2.15)%		8.14%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,533		$31,346		$28,098		$19,350	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05	%*****	1.05	%*****	0.87	%***	0.80%**	0.75%
Before waivers and reimbursements (a)(f)	1.18	%*****	1.22	%*****	1.11	%***	1.18%**	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.65%		1.17%		0.48%		1.00%	0.59	%(l)
Before waivers and reimbursements (a)(f)	1.52%		0.99%		0.23%		0.62%	(0.37	)%(l)
Portfolio turnover rate (z)^	73%		108%		66%		92%	555%
*	Commencement of Operations.
**	Includes Interest Expense of 0.05%.
***	Includes Interest Expense of 0.12%.
****	Includes Interest Expense of 0.31%.
*****	Includes Interest Expense of 0.30%.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(am)

After the close of business on May 19, 2017, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Real Assets Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended May 19, 2017 represents the results of operations of the EQ/PIMCO Global Real Return Portfolio (Note 8).

See Notes to Financial Statements.

1128

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	22.8%
Asset-Backed Securities	15.8
Collateralized Mortgage Obligations	8.9
Commercial Mortgage-Backed Securities	5.7
Utilities	5.6
Consumer Discretionary	5.5
U.S. Treasury Obligations	4.9
Energy	4.6
Information Technology	3.9
Industrials	3.0
Municipal Bonds	3.0
Real Estate	2.8
Health Care	2.4
Telecommunication Services	1.4
Materials	1.3
U.S. Government Agency Securities	1.1
Repurchase Agreements	0.4
Consumer Staples	0.4
Mortgage-Backed Securities	0.4
Investment Companies	0.2
Cash and Other	5.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,010.13	$4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.56	4.27
Class IB
Actual	1,000.00	1,010.12	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.56	4.27
Class K
Actual	1,000.00	1,011.14	3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.80	3.02

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1129

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.8%)
Ally Auto Receivables Trust,
Series 2017-3 A2 1.530%, 3/16/20	$2,500,000	$2,498,078
American Airlines Pass-Through Trust,
Series 2017-1B B 4.950%, 2/15/25	4,000,000	4,120,000
AmeriCredit Automobile Receivables Trust,
Series 2017-2 A1 1.200%, 5/18/18	11,292,842	11,291,215
Arkansas Student Loan Authority,
Series 2010-1 A 2.102%, 11/25/43 (l)	1,170,361	1,170,599
Avant Loans Funding Trust,
Series 2017-A A 2.410%, 3/15/21§	1,090,895	1,091,307
BA Credit Card Trust,
Series 2015-A1 A 1.489%, 6/15/20 (l)	33,000,000	33,047,461
Chase Issuance Trust,
Series 2016-A1 A 1.569%, 5/17/21(l)	3,000,000	3,016,169
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 1.836%, 4/22/26 (l)	3,000,000	3,015,566
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 1.296%, 1/25/37 (l)	55,278	36,406
Colony Starwood Homes Trust,
Series 2016-1A A 2.709%, 7/17/33 (l)§	3,988,737	4,034,930
CSMC Trust,
Series 2017-1 4.500%, 3/25/21 (l)	3,094,038	3,123,997
Discover Card Execution Note Trust,
Series 2017-A1 A1 1.649%, 7/15/24 (l)	6,500,000	6,534,590
Drug Royalty II LP 2,
Series 2014-1 A1 4.008%, 7/15/23 (b)(l)§	863,738	868,809
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 1.946%, 4/25/39 (l)§	1,225,400	1,224,658
EFS Volunteer LLC,
Series 2010-1 A1 2.006%, 10/26/26 (l)§	5,065	5,066
Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 1/15/22	3,177,560	3,474,606
Ford Credit Auto Lease Trust,
Series 2017-A A1 1.100%, 4/15/18	6,310,066	6,309,418
GSAA Trust,
Series 2007-6 A4 1.516%, 5/25/47 (l)	226,854	176,103
Invitation Homes Trust,
Series 2015-SFR3 A 2.509%, 8/17/32 (l)§	4,302,825	4,322,373
Massachusetts Educational Financing Authority,
Series 2008-1 A1 2.106%, 4/25/38 (l)	$234,310	$236,300
National Collegiate Student Loan Trust,
Series 2005-1 A4 1.456%, 11/27/28 (l)	85,900	85,733
Navient Private Education Loan Trust,
Series 2014-CTA A 1.859%, 9/16/24 (l)§	1,999,774	2,002,833
Series 2015-AA A2A 2.650%, 12/15/28§	987,501	988,521
Navient Student Loan Trust,
Series 2015-2 A2 1.636%, 8/27/29 (l)	11,000,000	11,012,971
Series 2016-6A A1 1.696%, 3/25/66 (l)§	4,411,194	4,420,129
Series 2016-7A A 2.366%, 3/25/66 (l)§	2,802,930	2,834,944
NCUA Guaranteed Notes Trust,
Series 2010-A1 A 1.446%, 12/7/20 (l)	693,206	693,650
Nelnet Student Loan Trust,
Series 2005-3 A5 1.407%, 12/24/35 (l)	5,021,862	4,926,197
Series 2013-5A A 1.846%, 1/25/37 (l)§	2,188,502	2,181,244
Series 2016-1A A 2.016%, 9/25/65 (l)§	11,728,832	11,851,617
Northstar Education Finance, Inc.,
Series 2012-1 A 1.916%, 12/26/31 (l)§	1,664,976	1,651,291
Northwest Airlines Pass-Through Trust,
Series 2002-1 G2 6.264%, 11/20/21	320,929	343,587
OneMain Financial Issuance Trust,
Series 2015-2A A 2.570%, 7/18/25§	7,896,987	7,908,999
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 2.278%, 10/1/35 (l)	690,595	700,675
PHEAA Student Loan Trust,
Series 2016-2A A 2.166%, 11/25/65 (l)§	4,337,224	4,345,103
SBA Small Business Investment Cos.,
Series 2008-P10A 1 5.902%, 2/10/18	35,755	36,624
SBA Tower Trust,
3.598%, 4/15/18 (b)§	1,300,000	1,300,417
2.240%, 4/16/18 (b)§	1,000,000	999,518
2.898%, 10/15/19 (b)§	2,600,000	2,613,696
SLC Student Loan Trust,
Series 2005-1 A3 1.282%, 2/15/25 (l)	7,603,492	7,595,238
Series 2005-2 A3 1.356%, 3/15/27 (l)	2,040,137	2,038,324
Series 2005-3 A3 1.366%, 6/15/29 (l)	3,760,000	3,732,297
Series 2006-2 A5 1.346%, 9/15/26 (l)	10,037,008	10,012,174

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Student Loan Trust,
Series 2005-3 A5 1.246%, 10/25/24 (l)	$6,038,424	$6,029,116
Series 2005-7 A4 1.306%, 10/25/29 (l)	3,510,527	3,477,647
Series 2005-8 A4 1.706%, 1/25/28 (l)	4,061,804	4,058,148
Series 2008-9 A 2.656%, 4/25/23 (l)	5,408,618	5,523,035
Series 2010-1 A 1.616%, 3/25/25 (l)	3,995,783	3,932,973
Series 2013-3 A2 1.516%, 5/26/20 (l)	1,715,766	1,715,391
SMB Private Education Loan Trust,
Series 2015-A A2B 2.159%, 6/15/27 (l)§	10,600,000	10,526,799
Series 2016-C A2A 2.340%, 9/15/34§	7,000,000	6,896,235
SoFi Professional Loan Program LLC,
Series 2015-D A2 2.720%, 10/27/36§	452,879	457,061
Series 2016-E A1 2.066%, 7/25/39 (l)§	803,177	804,838
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	2,022	2,152
Series 2004-20C 1 4.340%, 3/1/24	22,262	23,063
Series 2005-20B 1 4.625%, 2/1/25	26,353	27,570
Series 2008-20G 1 5.870%, 7/1/28	2,288,513	2,514,410
Series 2008-20H 1 6.020%, 8/1/28	1,952,623	2,154,693

Total Asset-Backed Securities		222,016,564

Collateralized Mortgage Obligations (8.9%)
Alternative Loan Trust,
Series 2005-61 2A1 1.496%, 12/25/35 (l)	10,620	9,652
Series 2005-62 2A1 1.732%, 12/25/35 (l)	65,378	59,650
Series 2006-OA22 A1 1.376%, 2/25/47 (l)	277,876	252,894
Series 2007-OA7 A1A 1.396%, 5/25/47 (l)	61,318	57,604
American Home Mortgage Assets Trust,
Series 2006-1 2A1 1.406%, 5/25/46 (l)	3,609,972	3,098,315
BCAP LLC Trust,
Series 2006-AA2 A1 1.386%, 1/25/37 (l)	352,777	309,311
Bear Stearns ALT-A Trust,
Series 2005-4 1A1 1.656%, 4/25/35 (l)	679,846	658,945
Series 2005-7 22A1 3.361%, 9/25/35 (l)	851,404	757,440

Bear Stearns ARM Trust,
Series 2002-11 1A2 3.630%, 2/25/33 (l)	$4,527	$4,360
Series 2003-3 3A2 3.190%, 5/25/33 (l)	22,100	22,377
Series 2003-8 2A1 3.565%, 1/25/34 (l)	2,031	2,096
Series 2003-8 4A1 3.432%, 1/25/34 (l)	9,215	9,535
Series 2004-10 15A1 3.430%, 1/25/35 (l)	48,904	50,259
Series 2004-10 21A1 3.488%, 1/25/35 (l)	739,949	753,559
Series 2005-2 A1 3.260%, 3/25/35 (l)	27,474	27,909
Series 2005-2 A2 3.636%, 3/25/35 (l)	7,233	7,343
Series 2005-5 A1 2.580%, 8/25/35 (l)	49,696	49,818
Series 2005-5 A2 2.820%, 8/25/35 (l)	160,632	165,340
Series 2007-3 1A1 3.656%, 5/25/47 (l)	2,337,965	2,265,913
CHL Mortgage Pass-Through Trust,
Series 2002-30 M 3.328%, 10/19/32 (l)	2,384	2,113
Series 2003-HYB3 7A1 3.528%, 11/19/33 (l)	7,934	7,953
Series 2004-12 11A1 3.399%, 8/25/34 (l)	130,508	124,556
Series 2005-25 A11 5.500%, 11/25/35	195,729	182,912
Series 2005-3 1A2 1.796%, 4/25/35 (l)	114,912	107,141
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 3.430%, 5/25/35 (l)	9,969	10,031
Series 2005-11 A2A 2.930%, 10/25/35 (l)	175,160	178,100
Series 2005-12 2A1 1.824%, 8/25/35 (l)§	399,520	367,590
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 2.690%, 9/25/35 (l)	12,509	12,830
Series 2005-6 A2 3.180%, 9/25/35 (l)	53,464	54,268
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 1.590%, 3/25/32 (l)§	589	558
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1 5.000%, 10/25/18	51,955	51,802
Series 2005-AR2 7A1 3.079%, 10/25/35 (l)	71,731	62,015
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 1.316%, 10/25/36 (l)	1,243	947

See Notes to Financial Statements.

1131

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

FHLMC,
Series 2142 Z 6.500%, 4/15/29	$5,192	$5,901
Series 2411 FJ 1.509%, 12/15/29 (l)	961	965
Series 3017 CF 1.459%, 8/15/25 (l)	745,618	746,219
Series 3222 FN 1.559%, 9/15/36 (l)	26,716	26,818
Series 3241 FM 1.539%, 11/15/36 (l)	15,028	15,042
Series 3245 NF 1.639%, 11/15/36 (l)	491,865	494,214
Series 3335 AF 1.309%, 10/15/20 (l)	97,771	97,758
Series 3807 FM 1.659%, 2/15/41 (l)	601,975	605,961
Series 3850 FC 1.579%, 4/15/41 (l)	408,640	409,543
Series 3898 TF 1.659%, 7/15/39 (l)	83,842	84,149
Series 3927 FH 1.609%, 9/15/41 (l)	892,468	894,502
Series 4283 JF 1.559%, 12/15/43 (l)	4,916,626	4,921,288
Series 4678 AF 1.394%, 12/15/42 (l)	13,011,878	12,998,894
Series T-57 1A1 6.500%, 7/25/43	3,988	4,635
Series T-62 1A1 1.976%, 10/25/44 (l)	345,204	347,793
Series T-63 1A1 1.976%, 2/25/45 (l)	446,414	447,736
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 3.129%, 6/25/34 (l)	55,424	55,166
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.142%, 8/25/35 (l)	79,715	71,947
FNMA,
Series 2003-W8 3F2 1.566%, 5/25/42 (l)	20,582	20,498
Series 2005-38 F 1.516%, 5/25/35 (l)	42,554	42,472
Series 2006-118 A2 1.276%, 12/25/36 (l)	200,064	196,884
Series 2006-5 3A2 3.129%, 5/25/35 (l)	105,554	110,745
Series 2007-109 GF 1.896%, 12/25/37 (l)	1,149,861	1,164,844
Series 2010-74 AF 1.756%, 7/25/37 (l)	423,966	426,884
Series 2011-86 KF 1.766%, 9/25/41 (l)	1,665,364	1,677,757
Series 2011-86 NF 1.766%, 9/25/41 (l)	973,097	980,363
Series 2012-65 FA 1.666%, 6/25/42 (l)	641,969	642,878
Series 2016-11 AF 1.495%, 3/25/46 (l)	9,441,030	9,463,784

Series 2016-84 DF 1.415%, 11/25/46 (l)	$2,463,850	$2,465,613
Series 2016-97 CF 1.415%, 12/25/56 (l)	4,789,875	4,793,308
GNMA,
Series 2012-H08 FC 1.563%, 4/20/62 (l)	2,962,706	2,966,592
Series 2012-H11 FA 1.693%, 2/20/62 (l)	7,727,143	7,776,648
Series 2012-H12 FA 1.543%, 4/20/62 (l)	3,772,677	3,778,771
Series 2012-H12 FB 2.043%, 2/20/62 (l)	3,673,993	3,735,304
Series 2013-H13 FT 1.510%, 5/20/63 (l)	1,698,365	1,704,703
Series 2015-H32 FA 1.743%, 12/20/65 (l)	4,761,247	4,785,367
Series 2016-180 WF 1.510%, 9/20/45 (l)	1,204,090	1,208,128
Series 2016-H14 FA 1.793%, 6/20/66 (l)	3,922,943	3,953,940
Series 2016-H17 FK 1.843%, 7/20/66 (l)	995,266	1,006,088
Series 2016-H20 PT 3.952%, 9/20/66 (l)	3,956,508	4,362,113
Series 2017-H07 FG 1.453%, 2/20/67 (l)	13,614,735	13,575,962
Series 2017-H12 FE 1.193%, 6/20/66 (l)	6,770,403	6,759,546
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 1.486%, 11/25/45 (l)	21,073	19,481
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 3.109%, 9/25/35 (l)	45,842	47,606
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 1.649%, 5/19/35 (l)	14,804	14,382
Series 2006-1 2A1A 1.449%, 3/19/36 (l)	110,711	86,539
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 3.079%, 12/25/34 (l)	79,910	79,174
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 3.190%, 11/21/34 (l)	45,444	47,901
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	686,176	730,498
Mellon Residential Funding Corp., Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 1.859%, 11/15/31 (l)	20,765	19,663
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 1A 2.665%, 10/25/35 (l)	375,286	373,368
Series 2005-2 2A 2.710%, 10/25/35 (l)	410,131	419,014

See Notes to Financial Statements.

1132

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-2 3A 2.051%, 10/25/35 (l)	$67,754	$65,859
Series 2005-3 4A 1.466%, 11/25/35 (l)	26,094	25,212
Series 2005-3 5A 1.466%, 11/25/35 (l)	56,185	53,476
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 1.599%, 12/15/30 (l)	7,150	6,896
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A 1.644%, 12/8/20 (l)	5,467,297	5,490,790
RALI Trust,
Series 2005-QO1 A1 1.516%, 8/25/35 (l)	23,143	19,173
RBSSP Resecuritization Trust,
Series 2009-12 16A1 2.869%, 10/25/35 (l)§	3,803,681	3,890,242
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 1.556%, 6/25/35 (l)§	26,680	25,207
Securitized Asset Sales, Inc.,
Series 1993-6 A5 0.473%, 11/26/23 (l)	705	668
Sequoia Mortgage Trust,
Series 10 2A1 1.972%, 10/20/27 (l)	2,455	2,367
Series 2003-4 2A1 1.562%, 7/20/33 (l)	1,016,584	962,087
Series 2005-2 A2 1.614%, 3/20/35 (l)	1,077,116	1,008,155
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 3.396%, 2/25/34 (l)	48,312	49,410
Series 2004-19 2A1 2.176%, 1/25/35 (l)	20,372	18,833
Series 2005-17 3A1 3.336%, 8/25/35 (l)	72,718	71,596
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 1.869%, 10/19/34 (l)	39,304	38,357
Series 2005-AR5 A1 1.459%, 7/19/35 (l)	85,571	79,859
Series 2005-AR5 A2 1.459%, 7/19/35 (l)	88,545	85,227
Series 2006-AR4 2A1 1.406%, 6/25/36 (l)	26,126	23,697
Series 2006-AR5 1A1 1.426%, 5/25/36 (l)	892,809	731,835
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.932%, 11/25/42 (l)	3,987	3,846
Series 2002-AR2 A 1.895%, 2/27/34 (l)	2,260	2,241
Series 2003-AR1 A5 2.733%, 3/25/33 (l)	343,096	348,532
Series 2004-AR1 A 3.137%, 3/25/34 (l)	606,902	619,434
Series 2005-AR13 A1A1 1.506%, 10/25/45 (l)	$94,361	$92,811
Series 2005-AR15 A1A1 1.476%, 11/25/45 (l)	24,489	23,590
Series 2006-AR15 2A 2.145%, 11/25/46 (l)	20,394	19,035
Series 2006-AR3 A1A 1.732%, 2/25/46 (l)	38,344	37,960
Series 2006-AR7 3A 2.145%, 7/25/46 (l)	110,058	106,499
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 3.193%, 9/25/34 (l)	15,611	16,301
Series 2007-10 1A22 1.716%, 7/25/37 (l)	300,806	267,316

Total Collateralized Mortgage Obligations		125,576,996

Commercial Mortgage-Backed Securities (5.7%)
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A 2.559%, 12/15/31 (l)§	2,000,000	2,003,746
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1 A 2.589%, 11/15/33 (l)§	3,000,000	3,006,207
BBCMS Trust,
Series 2015-RRI A 2.409%, 5/15/32 (l)§	5,738,070	5,739,847
Series 2015-SLP A 2.269%, 2/15/28 (l)§	12,475,528	12,479,486
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A 2.559%, 12/15/27 (l)§	2,356,540	2,359,476
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	3,500,000	3,583,392
Cold Storage Trust,
Series 2017-ICE3 A 2.159%, 4/15/36 (l)§	3,500,000	3,504,490
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5 A4 5.695%, 9/15/40 (l)	1,198,747	1,200,475
Credit Suisse Mortgage Capital Certificates,
Series 2017-CHOP A 1.846%, 7/15/32 (b)(l)§	8,000,000	8,003,013
CSMC Trust,
Series 2017-HD A 2.109%, 2/15/31 (b)(l)§	5,000,000	5,014,010
DBCG Mortgage Trust,
Series 2017-BBG A 1.800%, 6/15/34 (b)(l)§	5,000,000	5,003,142
DBUBS Mortgage Trust,
Series 2011-LC3A A4 4.551%, 8/10/44	4,900,000	5,230,504

See Notes to Financial Statements.

1133

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series K004 AX1 1.447%, 8/25/19 IO (l)	$61,859,229	$1,512,607
Hudsons Bay Simon JV Trust,
Series 2015-HBFL AFL 2.656%, 8/5/34 (l)§	4,000,000	4,008,568
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,600,000	4,751,328
RAIT Trust,
Series 2017-FL7 A 2.100%, 6/15/37 (b)(l)§	4,000,000	4,000,059
Rosslyn Portfolio Trust,
Series 2017-ROSS A 2.109%, 6/15/33 (b)(l)§	5,000,000	5,000,472
Vornado DP LLC Trust,
Series 2010-VNO A2FX 4.004%, 9/13/28§	2,775,000	2,938,155
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	970,000	1,007,725

Total Commercial Mortgage-Backed Securities		80,346,702

Corporate Bonds (53.2%)
Consumer Discretionary (5.5%)
Automobiles (4.3%)
BMW US Capital LLC
1.790%, 4/6/22 (l)§	1,000,000	1,003,211
Daimler Finance North America LLC
1.890%, 7/5/19 (l)§	8,500,000	8,572,742
1.792%, 10/30/19 (l)(x)§	12,200,000	12,233,195
General Motors Co.
3.500%, 10/2/18	1,025,000	1,042,398
Hyundai Capital America
2.875%, 8/9/18§	500,000	503,750
2.550%, 2/6/19§	2,100,000	2,107,182
2.500%, 3/18/19§	2,600,000	2,604,274
1.750%, 9/27/19§	6,000,000	5,911,800
Nissan Motor Acceptance Corp.
2.229%, 3/8/19 (l)§	1,500,000	1,513,149
2.045%, 1/13/22 (l)§	20,000,000	20,130,694
Volkswagen Group of America Finance LLC
1.600%, 11/20/17§	2,000,000	1,999,486
1.612%, 11/20/17 (l)§	3,292,000	3,293,699

		60,915,580

Hotels, Restaurants & Leisure (0.4%)
Wyndham Worldwide Corp.
2.500%, 3/1/18	4,811,000	4,831,742

Household Durables (0.3%)
DR Horton, Inc.
3.625%, 2/15/18	3,050,000	3,070,872
3.750%, 3/1/19	750,000	767,171

		3,838,043

Internet & Direct Marketing Retail (0.1%)
QVC, Inc.
3.125%, 4/1/19	$1,700,000	$1,719,363

Media (0.4%)
Charter Communications Operating LLC
3.579%, 7/23/20	3,500,000	3,618,300
Time Warner Cable LLC
6.750%, 7/1/18	2,500,000	2,606,250

		6,224,550

Total Consumer Discretionary		77,529,278

Consumer Staples (0.4%)
Tobacco (0.4%)
Reynolds American, Inc.
2.300%, 8/21/17	3,000,000	3,001,739
2.300%, 6/12/18	2,000,000	2,008,840
8.125%, 6/23/19	436,000	485,786

		5,496,365

Total Consumer Staples		5,496,365

Energy (4.6%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.
2.000%, 10/1/17 (x)	1,000,000	999,739
Halliburton Co.
2.000%, 8/1/18	1,979,000	1,979,222

		2,978,961

Oil, Gas & Consumable Fuels (4.4%)
Chevron Corp.
2.130%, 5/16/21 (l)	3,000,000	3,067,960
1.712%, 11/15/21 (l)	3,612,000	3,639,448
1.748%, 3/3/22 (l)	11,000,000	11,058,975
ConocoPhillips
5.750%, 2/1/19	242,000	256,189
ConocoPhillips Co.
1.050%, 12/15/17	1,560,000	1,557,118
2.082%, 5/15/22 (l)	3,750,000	3,828,956
Energy Transfer LP
2.500%, 6/15/18	1,000,000	1,005,460
9.700%, 3/15/19	2,000,000	2,236,731
9.000%, 4/15/19	1,500,000	1,674,963
Enterprise Products Operating LLC
Series L 6.300%, 9/15/17	9,500,000	9,582,653
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	1,320,000	1,352,965
Kinder Morgan Finance Co. LLC
6.000%, 1/15/18§	8,100,000	8,280,363
Kinder Morgan, Inc.
2.000%, 12/1/17	4,759,000	4,762,499
ONEOK Partners LP
2.000%, 10/1/17	2,500,000	2,501,533
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,887,000	5,078,921

See Notes to Financial Statements.

1134

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Regency Energy Partners LP
5.750%, 9/1/20	$12,000,000	$2,176,559

		62,061,293

Total Energy		65,040,254

Financials (22.8%)
Banks (10.4%)
Bank of America Corp.
1.799%, 8/25/17 (l)	2,000,000	2,000,962
6.875%, 4/25/18	7,350,000	7,651,416
5.650%, 5/1/18	10,250,000	10,572,232
Capital One NA
2.329%, 8/17/18 (l)	15,000,000	15,122,979
Citigroup, Inc.
2.150%, 6/7/19 (l)	7,500,000	7,569,825
2.477%, 10/26/20 (l)	7,800,000	7,938,361
2.676%, 3/30/21 (l)	3,300,000	3,370,059
Citizens Bank NA
1.600%, 12/4/17	20,000,000	19,989,654
Discover Bank
2.000%, 2/21/18	1,010,000	1,011,299
Fifth Third Bank
1.883%, 9/27/19 (l)	14,000,000	14,062,093
JPMorgan Chase & Co.
2.375%, 10/29/20 (l)	11,000,000	11,228,250
2.320%, 6/7/21 (l)	7,256,000	7,368,945
Santander Holdings USA, Inc.
2.642%, 11/24/17 (l)	5,300,000	5,321,555
3.450%, 8/27/18	1,000,000	1,014,728
SunTrust Bank
1.700%, 1/31/20 (l)	15,000,000	15,091,112
Wells Fargo & Co.
1.642%, 9/14/18 (l)	12,200,000	12,231,247
2.558%, 3/4/21 (l)	3,000,000	3,081,826
2.192%, 7/26/21 (l)	2,000,000	2,037,478

		146,664,021

Capital Markets (1.2%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,636,104
Goldman Sachs Group, Inc. (The)
2.446%, 9/15/20 (l)	5,163,000	5,243,718
2.352%, 11/15/21 (l)	5,700,000	5,747,459
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,832,048

		16,459,329

Consumer Finance (7.7%)
American Express Credit Corp.
1.928%, 5/26/20 (l)	21,010,000	21,133,889
Caterpillar Financial Services Corp.
1.665%, 1/10/20 (l)	5,000,000	5,029,868
Ford Motor Credit Co. LLC
Series 1 2.058%, 3/12/19 (l)	21,900,000	21,945,574
General Motors Financial Co., Inc.
4.750%, 8/15/17	4,875,000	4,891,609
3.000%, 9/25/17	1,400,000	1,403,717
2.400%, 4/10/18	$1,000,000	$1,003,786
2.515%, 4/10/18 (l)	1,200,000	1,208,520
6.750%, 6/1/18	900,000	938,873
2.718%, 1/15/20 (l)(x)	7,100,000	7,237,740
HSBC USA, Inc.
1.792%, 11/13/19 (l)	22,200,000	22,229,735
Synchrony Financial
2.580%, 11/9/17 (l)	5,000,000	5,017,061
2.402%, 2/3/20 (l)	11,040,000	11,103,725
Toyota Motor Credit Corp.
1.598%, 3/12/20 (l)	115,000	115,203
1.848%, 1/11/22 (l)	5,000,000	5,063,714

		108,323,014

Insurance (3.2%)
Athene Global Funding
2.296%, 4/20/20 (l)§	5,000,000	5,042,295
2.529%, 7/1/22 (b)(l)§	3,900,000	3,920,424
Jackson National Life Global Funding
1.543%, 12/27/18 (b)(l)§	25,200,000	25,192,642
2.200%, 1/30/20§	3,000,000	3,001,724
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,506,124
3.050%, 1/20/21§	5,000,000	5,050,048

		45,713,257

Thrifts & Mortgage Finance (0.3%)
Santander Bank NA
2.086%, 1/12/18 (l)	3,469,000	3,474,549

Total Financials		320,634,170

Health Care (2.4%)
Biotechnology (0.1%)
Celgene Corp.
2.300%, 8/15/18	1,184,000	1,190,384

Health Care Equipment & Supplies (0.9%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	9,300,000	9,317,112
2.700%, 4/1/20	3,000,000	3,020,662

		12,337,774

Health Care Providers & Services (0.1%)
Sutter Health
Series 13-B 1.674%, 8/15/53	2,000,000	1,987,178

Pharmaceuticals (1.3%)
Bayer US Finance LLC
1.430%, 10/6/17 (l)§	10,000,000	9,996,438
Mylan, Inc.
2.600%, 6/24/18	5,000,000	5,036,156
Zoetis, Inc.
1.875%, 2/1/18	3,110,000	3,110,775

		18,143,369

Total Health Care		33,658,705

Industrials (3.0%)
Airlines (0.1%)
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	2,018,800

See Notes to Financial Statements.

1135

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	$650,000	$667,875

Road & Rail (0.6%)
ERAC USA Finance LLC
6.375%, 10/15/17§	3,480,000	3,524,519
5.250%, 10/1/20§	900,000	975,556
Kansas City Southern
2.350%, 5/15/20 (x)	1,500,000	1,497,876
Penske Truck Leasing Co. LP
3.375%, 3/15/18§	2,000,000	2,022,159
2.500%, 6/15/19§	1,000,000	1,007,881

		9,027,991

Trading Companies & Distributors (2.2%)
Air Lease Corp.
2.125%, 1/15/18	9,482,000	9,496,029
2.125%, 1/15/20	4,000,000	3,972,746
4.750%, 3/1/20 (x)	300,000	317,852
Aviation Capital Group Corp.
2.875%, 9/17/18§	5,000,000	5,028,125
International Lease Finance Corp.
5.875%, 4/1/19	6,600,000	7,009,256
6.250%, 5/15/19	5,206,000	5,574,304

		31,398,312

Total Industrials		43,112,978

Information Technology (3.4%)
Internet Software & Services (0.8%)
eBay, Inc.
1.650%, 8/1/19 (l)	9,585,000	9,604,345
2.093%, 1/30/23 (l)	1,500,000	1,507,852

		11,112,197

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.
1.532%, 5/11/22 (l)	3,000,000	3,004,176
QUALCOMM, Inc.
1.648%, 5/20/20 (l)	5,000,000	5,012,319
1.722%, 5/20/20 (l)	3,000,000	3,017,611
1.928%, 1/30/23 (l)	2,000,000	2,010,524

		13,044,630

Technology Hardware, Storage & Peripherals (1.7%)
Diamond 1 Finance Corp.
3.480%, 6/1/19§	10,850,000	11,107,201
Hewlett Packard Enterprise Co.
2.450%, 10/5/17	2,500,000	2,502,669
2.890%, 10/5/17 (l)(x)	4,700,000	4,712,878
3.080%, 10/5/18 (l)	4,700,000	4,785,775
HP, Inc.
2.098%, 1/14/19 (l)	1,000,000	1,003,168

		24,111,691

Total Information Technology		48,268,518

Materials (1.3%)
Construction Materials (0.0%)
Martin Marietta Materials, Inc.
1.822%, 5/22/20 (l)	$1,000,000	$1,002,737

Containers & Packaging (0.1%)
Packaging Corp. of America
6.500%, 3/15/18	1,000,000	1,030,699

Paper & Forest Products (1.2%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,496,351
5.400%, 11/1/20§	5,736,000	6,261,695

		16,758,046

Total Materials		18,791,482

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)
4.500%, 1/15/18	2,145,000	2,174,442
3.400%, 2/15/19	3,300,000	3,367,210
2.800%, 6/1/20	4,000,000	4,051,943
5.900%, 11/1/21	1,250,000	1,407,305
Hospitality Properties Trust (REIT)
6.700%, 1/15/18 (x)	1,135,000	1,142,338
Ventas Realty LP (REIT)
2.000%, 2/15/18	2,000,000	2,002,266
2.700%, 4/1/20	2,300,000	2,322,362
WEA Finance LLC (REIT)
1.750%, 9/15/17§	2,345,000	2,344,839
2.700%, 9/17/19§	6,975,000	7,032,370
Welltower, Inc. (REIT)
2.250%, 3/15/18	8,000,000	8,029,041
Weyerhaeuser Co. (REIT)
6.950%, 8/1/17	902,000	905,285
Willamette Industries, Inc. (REIT)
7.000%, 2/1/18	4,000,000	4,108,430

Total Real Estate		38,887,831

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
2.450%, 6/30/20	2,600,000	2,613,917
2.023%, 7/15/21 (l)(x)	8,300,000	8,373,382
3.800%, 3/15/22	1,000,000	1,035,927
Verizon Communications, Inc.
2.250%, 3/16/22 (l)(x)	7,300,000	7,373,264

Total Telecommunication Services		19,396,490

Utilities (5.6%)
Electric Utilities (3.3%)
FirstEnergy Corp.
Series A 2.750%, 3/15/18	6,600,000	6,644,264
Kentucky Power Co.
6.000%, 9/15/17§	15,600,000	15,723,541
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,179,853

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

OGE Energy Corp.
1.742%, 11/24/17 (l)	$10,000,000	$9,991,439
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,920,290
West Penn Power Co.
5.950%, 12/15/17 (b)§	1,000,000	1,017,709

		46,477,096

Gas Utilities (0.3%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,326,471

Independent Power and Renewable Electricity Producers (0.2%)
Exelon Generation Co. LLC
6.200%, 10/1/17	3,000,000	3,043,813

Multi-Utilities (1.8%)
Dominion Energy, Inc.
2.125%, 2/15/18§	5,500,000	5,509,825
Series A 1.400%, 9/15/17	4,254,000	4,252,825
National Grid North America, Inc.
1.812%, 8/21/17 (l)(m)	12,000,000	11,993,112
TECO Finance, Inc.
1.755%, 4/10/18 (l)	3,140,000	3,142,856

		24,898,618

Total Utilities		78,745,998

Total Corporate Bonds		749,562,069

Loan Participations (0.5%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands LLC, Term Loan B
3.299%, 12/31/2100 (l)	296,210	296,474

Total Consumer Discretionary		296,474

Information Technology (0.5%)
Semiconductors & Semiconductor Equipment (0.5%)
Energy Future Intermediate Holding Co. LLC
4.295%, 6/30/17	6,200,000	6,201,941
3.000%, 6/3/18	400,000	401,167

		6,603,108

Total Information Technology		6,603,108

Total Loan Participations		6,899,582

Mortgage-Backed Securities (0.4%)
FHLMC
2.740%, 11/1/23 (l)	2,156	2,219
2.859%, 1/1/34 (l)	13,201	13,875
3.196%, 10/1/35 (l)	9,610	10,147
3.301%, 11/1/35 (l)	11,140	11,781
3.034%, 7/1/36 (l)	414,768	434,271
2.739%, 9/1/36 (l)	456,994	475,879
2.937%, 10/1/36 (l)	217,534	227,930
FNMA
1.695%, 1/1/21 (l)	3,107,130	3,122,174
2.951%, 11/1/34 (l)	254,647	270,937

3.048%, 1/1/35 (l)	$6,021	$6,276
2.912%, 7/1/35 (l)	56,504	59,020
3.175%, 12/1/35 (l)	72,969	76,353
3.150%, 1/1/36 (l)	46,796	49,722
3.455%, 3/1/36 (l)	77,027	81,682
3.505%, 3/1/36 (l)	64,137	67,596
1.892%, 3/1/44 (l)	202,605	203,754
1.892%, 7/1/44 (l)	2,430	2,443
1.892%, 10/1/44 (l)	16,478	16,572

Total Mortgage-Backed Securities		5,132,631

Municipal Bonds (3.0%)
New York City Transitional Finance Authority Revenue Bonds,
Series B, Subseries B-2 1.350%, 11/1/18	6,095,000	6,094,756
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	5,000,000	4,989,850
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds,
Series 2012C 1.650%, 12/1/33 (l)	300,000	299,709
Public Finance Authority Wisconsin Healthcare Facilities Revenue Bonds,
Series B 2.625%, 11/1/19	6,500,000	6,467,630
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds,
Series A-T 2.743%, 9/1/18	300,000	300,585
Royal Oak Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Series 2009V 8.250%, 9/1/39	10,000,000	10,822,600
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,752,380
State of California, High Speed Passenger Train, General Obligation Bonds,
Series C 1.831%, 4/1/47 (l)	7,000,000	6,997,550
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds,
Series 2014B, AGM 2.945%, 3/1/19	500,000	506,045
3.195%, 9/1/19	500,000	510,615
Tobacco Settlement Finance Authority of West Virginia,
Series A 7.467%, 6/1/47	800,000	781,888
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center,
Series B 1.920%, 1/1/42 (l)	3,000,000	3,000,720

Total Municipal Bonds		42,524,328

U.S. Government Agency Securities (1.1%)
FHLMC
1.550%, 7/26/19	10,000,000	9,999,579
1.800%, 4/28/20	5,000,000	5,001,717

Total U.S. Government Agency Securities		15,001,296

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Treasury Obligations (4.9%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/20 TIPS (z)	$25,999,833	$26,043,191
0.125%, 4/15/22 TIPS (z)	43,838,056	43,630,772

Total U.S. Treasury Obligations		69,673,963

Total Long-Term Debt Securities (93.5%) (Cost $1,309,479,818)		1,316,734,131

SHORT-TERM INVESTMENTS:
Commercial Paper (10.0%)
Boston Scientific Corp.
1.61%, 7/6/17 (n)(p)	5,000,000	4,998,658
Enbridge Energy Partners LP
1.89%, 7/5/17 (n)(p)	5,000,000	4,998,687
1.62%, 7/19/17 (n)(p)	13,000,000	12,988,919
1.36%, 8/11/17 (n)(p)	2,000,000	1,996,839
Entergy Corp.
1.49%, 7/13/17 (n)(p)	1,000,000	999,463
1.53%, 7/19/17 (n)(p)	2,000,000	1,998,390
ERP Operating LP
1.35%, 7/17/17 (n)(p)	14,000,000	13,991,053
Exelon Generation Co. LLC
1.35%, 7/17/17 (n)(p)	10,000,000	9,993,609
Ford Motor Credit Co. LLC
1.80%, 4/18/18 (n)(p)	6,300,000	6,209,174
Glencore Funding LLC
1.44%, 7/31/17 (n)(p)	14,200,000	14,182,457
ING US Funding LLC
1.34%, 11/1/17 (n)(p)	10,000,000	9,954,114
Marriott International, Inc.
1.47%, 7/25/17 (n)(p)	15,000,000	14,984,667
Monsanto Co.
1.49%, 7/31/17 (n)(p)	5,000,000	4,993,580
Nabors Industries, Inc.
1.37%, 7/20/17 (n)(p)	3,000,000	2,997,711
Plains All American Pipeline LP
1.41%, 7/3/17 (n)(p)	2,100,000	2,099,754
Schlumberger Holdings Corp.
1.44%, 8/10/17 (n)(p)	8,000,000	7,986,907
1.45%, 8/28/17 (n)(p)	6,000,000	5,985,752
Sempra Global
1.48%, 7/26/17 (n)(p)	4,200,000	4,195,525
1.54%, 8/23/17 (n)(p)	10,000,000	9,976,962
Thermo Fisher Scientific, Inc.
1.40%, 8/15/17 (n)(p)	5,000,000	4,991,077

Total Commercial Paper		140,523,298

	Number of Shares	Value (Note 1)
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	3,249,961	3,250,936

Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,000,094, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $96,072, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $97,984. (xx)	96,063	96,063
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $3,800,342, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $3,876,020. (xx)	3,800,000	3,800,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	400,000	400,000

See Notes to Financial Statements.

1138

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $400,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $408,266. (xx)	$400,000	$400,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $255,000. (xx)	250,000	250,000

Total Repurchase Agreements		6,046,063

Total Short-Term Investments (10.6%) (Cost $149,805,285)		149,820,297

Total Investments (104.1%) (Cost $1,459,285,103)		1,466,554,428
Other Assets Less Liabilities (-4.1%)		(57,949,223)

Net Assets (100%)		$1,408,605,205

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $339,421,715 or 24.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $62,933,911 or 4.5% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $11,993,112 or 0.9% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $5,905,202. This was secured by cash collateral of $6,046,063 which was subsequently invested in joint repurchase agreements with a total value of $6,046,063, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation Protected Security

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	74	September-17	$9,307,496	$9,289,313	$18,183
2 Year U.S. Treasury Notes	1,288	September-17	278,698,365	278,348,875	349,490
5 Year U.S. Treasury Notes	1,337	September-17	157,888,555	157,546,648	341,907

					$709,580

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Options Written:

Options written for the six months ended June 30, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2017	—	$—
Options Written	4,290	1,259,929
Options Terminated in Closing Purchase Transactions	(4,290)	(1,259,929)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2017	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$222,016,564	$—	$222,016,564
Collateralized Mortgage Obligations	—	125,576,996	—	125,576,996
Commercial Mortgage-Backed Securities	—	80,346,702	—	80,346,702
Corporate Bonds
Consumer Discretionary	—	77,529,278	—	77,529,278
Consumer Staples	—	5,496,365	—	5,496,365
Energy	—	65,040,254	—	65,040,254
Financials	—	320,634,170	—	320,634,170
Health Care	—	33,658,705	—	33,658,705
Industrials	—	43,112,978	—	43,112,978
Information Technology	—	48,268,518	—	48,268,518
Materials	—	18,791,482	—	18,791,482
Real Estate	—	38,887,831	—	38,887,831
Telecommunication Services	—	19,396,490	—	19,396,490
Utilities	—	78,745,998	—	78,745,998
Futures	709,580	—	—	709,580
Loan Participations
Consumer Discretionary	—	296,474	—	296,474
Information Technology	—	6,603,108	—	6,603,108
Mortgage-Backed Securities	—	5,132,631	—	5,132,631
Municipal Bonds	—	42,524,328	—	42,524,328
Short-Term Investments
Commercial Paper	—	140,523,298	—	140,523,298
Investment Companies	3,250,936	—	—	3,250,936
Repurchase Agreements	—	6,046,063	—	6,046,063

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Government Agency Securities	$—	$15,001,296	$—	$15,001,296
U.S. Treasury Obligations	—	69,673,963	—	69,673,963

Total Assets	$3,960,516	$1,463,303,492	$—	$1,467,264,008

Total Liabilities	$—	$—	$—	$—

Total	$3,960,516	$1,463,303,492	$—	$1,467,264,008

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets Unrealized appreciation	$709,580	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Total
Interest rate contracts	$725,522	$(1,055,530)	$(330,008)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$362,357

^ This Portfolio held futures contracts for hedging and in an attempt to enhance returns and held options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $194,000 for two months during the six months ended June 30, 2017, and futures contracts with an average notional balance of approximately $440,298,000 during the six months ended June 30, 2017.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital, Inc.	1.55%	6/29/2017	7/3/2017	$2,827,798	$(2,828,135)
Barclays Capital, Inc.	1.60	6/30/2017	7/3/2017	8,695,570	(8,696,640)
BNP Paribas SA	1.23	6/28/2017	7/7/2017	43,231,929	(43,242,560)
Morgan Stanley & Co. LLC	1.15	6/30/2017	7/3/2017	501,266	(501,309)

					$(55,268,644)

(1)	The average amount of borrowings while outstanding for 41 days during the six months ended June 30, 2017, was approximately $12,642,000 at a weighted average interest rate of 0.90%.
(2)	Payable for sale-buyback transactions includes $(12,081) of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of

June 30, 2017:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital, Inc.	$(11,524,775)	$11,505,024	$(19,751)
BNP Paribas SA	(43,242,560)	43,130,419	(112,141)
Morgan Stanley & Co. LLC	(501,309)	500,353	(956)

	$(55,268,644)	$55,135,796	$(132,848)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$—	$—	$—
U.S. Treasury Notes	—	55,268,644	—	—	55,268,644
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$55,268,644	$—	$—	$55,268,644

Gross amount of recognized liabilities for sale-buybacks					$55,268,644

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$504,026,653
Long-term U.S. government debt securities	69,849,288

$573,875,941

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$505,064,824
Long-term U.S. government debt securities	62,869,571

$567,934,395

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,471,061
Aggregate gross unrealized depreciation	(1,563,839)

Net unrealized appreciation	$6,907,222

Federal income tax cost of investments	$1,459,647,206

See Notes to Financial Statements.

1142

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,453,239,040)	$1,460,508,365
Repurchase Agreements (Cost $6,046,063)	6,046,063
Cash	1,136,341
Foreign cash (Cost $1)	1
Cash held as collateral at broker	1,696,000
Dividends, interest and other receivables	5,557,551
Due from broker for futures variation margin	1,076,786
Receivable for securities sold	825,566
Receivable from Separate Accounts for Trust shares sold	55,119
Receivable for forward commitments	3,735
Security lending income receivable	502
Other assets	16,033

Total assets	1,476,922,062

LIABILITIES
Payable for sale-buyback financing transactions	55,268,644
Payable for return of collateral on securities loaned	6,046,063
Payable for securities purchased	5,303,720
Investment management fees payable	549,233
Payable to Separate Accounts for Trust shares redeemed	498,564
Administrative fees payable	113,766
Distribution fees payable – Class IB	25,575
Distribution fees payable – Class IA	9,073
Other liabilities	127,656
Accrued expenses	374,563

Total liabilities	68,316,857

NET ASSETS	$1,408,605,205

Net assets were comprised of:
Paid in capital	$1,527,711,278
Accumulated undistributed net investment income (loss)	9,470,536
Accumulated undistributed net realized gain (loss) on investments, options written and futures	(136,427,858)
Net unrealized appreciation (depreciation) on investments and futures	7,851,249

Net assets	$1,408,605,205

Class IA
Net asset value, offering and redemption price per share, $44,375,210 / 4,452,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

Class IB
Net asset value, offering and redemption price per share, $124,505,444 / 12,473,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class K
Net asset value, offering and redemption price per share, $1,239,724,551 / 124,253,588 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

(x)	Includes value of securities on loan of $5,905,202.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017

(Unaudited)

INVESTMENT INCOME
Interest	$13,548,447
Dividends	22,341
Securities lending (net)	6,486

Total income	13,577,274

EXPENSES
Investment management fees	3,402,472
Administrative fees	685,211
Distribution fees – Class IB	154,097
Distribution fees – Class IA	54,403
Printing and mailing expenses	52,974
Professional fees	48,787
Custodian fees	35,704
Interest expense	22,484
Trustees’ fees	16,440
Miscellaneous	27,497

Gross expenses	4,500,069
Less: Waiver from investment manager	(88,407)

Net expenses	4,411,662

NET INVESTMENT INCOME (LOSS)	9,165,612

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,694,647
Futures	(1,055,530)
Options written	644,579

Net realized gain (loss)	2,283,696

Change in unrealized appreciation (depreciation) on:
Investments	3,607,355
Futures	362,357

Net change in unrealized appreciation (depreciation)	3,969,712

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,253,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,419,020

See Notes to Financial Statements.

1143

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,165,612	$13,654,304
Net realized gain (loss) on investments, options written and futures	2,283,696	2,303,669
Net change in unrealized appreciation (depreciation) on investments, options written and futures	3,969,712	13,326,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,419,020	29,284,367

DIVIDENDS:
Dividends from net investment income
Class IA	—	(442,800)
Class IB	—	(1,256,442)
Class K	—	(14,823,110)

TOTAL DIVIDENDS	—	(16,522,352)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 583,511 and 1,189,821 shares, respectively ]	5,793,558	11,695,867
Capital shares issued in reinvestment of dividends [ 0 and 44,891 shares, respectively ]	—	442,800
Capital shares repurchased [ (571,645) and (1,251,214) shares, respectively ]	(5,674,016)	(12,293,691)

Total Class IA transactions	119,542	(155,024)

Class IB
Capital shares sold [ 744,403 and 1,700,676 shares, respectively ]	7,399,356	16,722,722
Capital shares issued in reinvestment of dividends [ 0 and 127,175 shares, respectively ]	—	1,256,442
Capital shares repurchased [ (874,283) and (2,468,853) shares, respectively ]	(8,686,857)	(24,285,955)

Total Class IB transactions	(1,287,501)	(6,306,791)

Class K
Capital shares sold [ 11,178,698 and 8,983,678 shares, respectively ]	110,800,683	88,666,283
Capital shares issued in reinvestment of dividends [ 0 and 1,503,025 shares, respectively ]	—	14,823,110
Capital shares repurchased [ (9,205,449) and (35,061,813) shares, respectively ]	(91,351,202)	(343,351,136)

Total Class K transactions	19,449,481	(239,861,743)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,281,522	(246,323,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,700,542	(233,561,543)
NET ASSETS:
Beginning of period	1,374,904,663	1,608,466,206

End of period (a)	$1,408,605,205	$1,374,904,663

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,470,536	$304,924

See Notes to Financial Statements.

1144

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016		2015		2014	2013	2012
Net asset value, beginning of period	$9.87	$9.77		$9.85		$9.90	$9.97	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07		0.04		0.01	0.05	0.05
Net realized and unrealized gain (loss) on investments, securities sold short, options written and futures	0.05	0.13		(0.07)		(0.02)	(0.05)	0.10

Total from investment operations	0.10	0.20		(0.03)		(0.01)	— #	0.15

Less distributions:
Dividends from net investment income	—	(0.10)		(0.05)		(0.04)	(0.07)	(0.06)

Net asset value, end of period	$9.97	$9.87		$9.77		$9.85	$9.90	$9.97

Total return (b)	1.01%	2.05%		(0.33)%		(0.11)%	0.03%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,375	$43,821		$43,565		$44,548	$47,750	$49,291
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.89	%***	0.86	%**	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.87%	0.91	%***	0.86	%**	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%	0.76%		0.42	%(aa)	0.12%	0.54%	0.51%
Before waivers (a)(f)	1.08%	0.75%		0.42	%(aa)	0.12%	0.54%	0.51%
Portfolio turnover rate (z)^	47%	115%		119%		100%	475%	189%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016		2015		2014	2013	2012
Net asset value, beginning of period	$9.88	$9.79		$9.86		$9.91	$9.98	$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08		0.04		0.01	0.06	0.05
Net realized and unrealized gain (loss) on investments, securities sold short, options written and futures	0.05	0.11		(0.06)		(0.02)	(0.06)	0.10

Total from investment operations	0.10	0.19		(0.02)		(0.01)	— #	0.15

Less distributions:
Dividends from net investment income	—	(0.10)		(0.05)		(0.04)	(0.07)	(0.06)

Net asset value, end of period	$9.98	$9.88		$9.79		$9.86	$9.91	$9.98

Total return (b)	1.01%	1.95%		(0.23)%		(0.11)%	0.03%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,505	$124,562		$129,652		$140,708	$150,135	$1,223,829
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.89	%***	0.86	%**	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.87%	0.91	%***	0.86	%**	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%	0.76%		0.42	%(bb)	0.06%	0.64%	0.50%
Before waivers (a)(f)	1.08%	0.75%		0.42	%(bb)	0.05%	0.64%	0.50%
Portfolio turnover rate (z)^	47%	115%		119%		100%	475%	189%

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016		2015		2014	2013	2012
Net asset value, beginning of period	$9.87	$9.77		$9.85		$9.90	$9.97	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.10		0.07		0.04	0.08	0.08
Net realized and unrealized gain (loss) on investments, securities sold short, options written and futures	0.04	0.13		(0.08)		(0.03)	(0.05)	0.09

Total from investment operations	0.11	0.23		(0.01)		0.01	0.03	0.17

Less distributions:
Dividends from net investment income	—	(0.13)		(0.07)		(0.06)	(0.10)	(0.08)

Net asset value, end of period	$9.98	$9.87		$9.77		$9.85	$9.90	$9.97

Total return (b)	1.11%	2.31%		(0.08)%		0.14%	0.28%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,239,725	$1,206,521		$1,435,249		$1,721,555	$1,994,443	$1,942,891
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.64	%***	0.61	%**	0.60%	0.60%	0.59%
Before waivers (a)(f)	0.62%	0.66	%***	0.61	%**	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.35%	1.01%		0.67	%(cc)	0.37%	0.79%	0.75%
Before waivers (a)(f)	1.33%	0.99%		0.66	%(cc)	0.37%	0.79%	0.75%
Portfolio turnover rate (z)^	47%	115%		119%		100%	475%	189%
**	Includes Interest Expense of 0.01%.
***	Includes Interest Expense of 0.04%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers.
(bb)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.58% after waivers and 0.57% before waivers.

See Notes to Financial Statements.

1146

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	47.8%
U.S. Government Agency Securities	26.8
Mortgage-Backed Securities	10.2
Financials	6.3
Asset-Backed Securities	3.8
Collateralized Mortgage Obligations	2.3
Commercial Mortgage-Backed Securities	2.0
Foreign Government Securities	1.9
Consumer Discretionary	0.7
Investment Companies	0.8
Energy	0.6
Telecommunication Services	0.4
Municipal Bonds	0.4
Real Estate	0.4
Information Technology	0.3
Consumer Staples	0.3
Utilities	0.2
Repurchase Agreements	0.2
Health Care	0.2
Materials	0.1
Industrials	0.1
Options Purchased	0.0 #
Cash and Other	(5.8)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,014.18	$4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.80	4.04
Class IB
Actual	1,000.00	1,013.05	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.80	4.04
Class K
Actual	1,000.00	1,014.18	2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	2.79

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.81%, 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1147

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.8%)
Aircraft Certificate Owner Trust,
Series 2003-1A E 7.001%, 9/20/22 (b)§		$274,492	$294,393
Ally Auto Receivables Trust,
Series 2014-1 B 1.840%, 8/15/19		800,000	800,748
Series 2017-2 A2 1.490%, 11/15/19		600,000	599,890
Ally Master Owner Trust,
Series 2012-4 A 1.720%, 7/15/19		620,000	620,016
Series 2015-3 A 1.630%, 5/15/20		623,000	623,076
Series 2017-1 A 1.559%, 2/15/21 (l)		800,000	801,556
American Airlines Pass-Through Trust,
Series 2011-1 B 7.000%, 1/31/18§		674,605	690,189
AmeriCredit Automobile Receivables Trust,
Series 2016-4 A2A 1.340%, 4/8/20		279,824	279,512
Series 2017-1 A1 0.920%, 2/20/18		224,594	224,568
Series 2017-1 A2A 1.510%, 5/18/20		800,000	799,291
Ares Enhanced Loan Investment Strategy IR Ltd.,
Series 2013-IRAR A1BR 2.553%, 7/23/25 (l)§		1,200,000	1,200,082
Ascentium Equipment Receivables Trust,
Series 2016-1A A2 1.750%, 11/13/18§		62,509	62,513
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A 2.970%, 2/20/20§		821,000	829,454
Series 2016-1A A 2.990%, 6/20/22§		207,000	208,125
Babson CLO Ltd.,
Series 2014-IIA AR 2.308%, 10/17/26 (l)§		700,000	700,001
Bank of The West Auto Trust,
Series 2015-1 A3 1.310%, 10/15/19§		381,736	381,514
Barclays Dryrock Issuance Trust,
Series 2015-4 A 1.720%, 8/16/21		345,000	345,187
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A 2.710%, 2/17/26§		615,000	620,076
Cadogan Square CLO IV BV,
Series 4A A 0.000%, 7/24/23 (b)(l)§	EUR	260,832	297,828
California Republic Auto Receivables Trust,
Series 2015-2 A3 1.310%, 8/15/19		$95,868	95,839
Capital Auto Receivables Asset Trust,
Series 2014-1 B 2.220%, 1/22/19		74,901	74,952

Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5 1.600%, 5/17/21		$397,000	$397,364
Series 2016-A1 A1 1.609%, 2/15/22 (l)		800,000	804,664
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR 2.320%, 7/27/26 (l)§		800,000	800,307
Series 2014-5A A1R 2.298%, 10/16/25 (l)§		700,000	700,037
CarMax Auto Owner Trust,
Series 2015-4 A3 1.560%, 11/16/20		433,000	432,600
Chase Issuance Trust,
Series 2017-A1 A 1.459%, 1/18/22 (l)		800,000	802,234
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3 1.770%, 10/15/20§		484,000	484,488
CIFC Funding Ltd.,
Series 2013-3A A1AR 2.173%, 10/24/25 (l)§		700,000	700,003
CNH Equipment Trust,
Series 2014-B A4 1.610%, 5/17/21		147,479	147,551
Series 2015-A A4 1.850%, 4/15/21		311,723	312,405
Continental Airlines Pass-Through Trust,
Series 2010-1 A 4.750%, 1/12/21		436,611	461,717
Series 2010-1 B 6.000%, 1/12/19		547,728	559,723
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§		62,044	62,035
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 2.308%, 1/16/26 (l)§		700,000	700,017
CVS Pass-Through Trust,
5.789%, 1/10/26§		282,029	307,706
Dell Equipment Finance Trust,
Series 2015-1 A3 1.300%, 3/23/20 (b)§		10,347	10,347
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L 1.383%, 1/22/22 (l)§		435,366	435,223
Discover Card Execution Note Trust,
Series 2015-A1 A1 1.509%, 8/17/20 (l)		400,000	400,694
Drive Auto Receivables Trust,
Series 2017-BA A1 1.200%, 4/16/18 (b)§		214,811	214,814
Dryden 34 Senior Loan Fund,
Series 2014-34A AR 2.318%, 10/15/26 (l)§		800,000	800,042
EFS Volunteer LLC,
Series 2010-1 A1 2.006%, 10/26/26 (l)§		4,044	4,045

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Enterprise Fleet Financing LLC,
Series 2014-2 A2 1.050%, 3/20/20§		$31,244	$31,217
Series 2015-1 A2 1.300%, 9/20/20§		171,642	171,523
Exeter Automobile Receivables Trust,
Series 2016-3A A 1.840%, 11/16/20 (b)§		106,227	105,928
Series 2017-2A A 2.110%, 6/15/21§		255,824	255,637
Fifth Third Auto Trust,
Series 2014-3 A4 1.470%, 5/17/21		374,000	373,906
Flagship Credit Auto Trust,
Series 2016-3 A1 1.610%, 12/15/19 (b)§		234,927	234,516
Series 2016-4 A2 1.960%, 2/16/21§		170,000	169,579
Series 2016-4 D 3.890%, 11/15/22 (b)§		170,000	171,212
Series 2017-2 A 1.850%, 7/15/21 (b)§		310,000	309,984
Flagship VII Ltd.,
Series 2013-7A A1R 2.276%, 1/20/26 (l)§		700,000	700,002
Ford Credit Auto Lease Trust,
Series 2017-A A2A 1.560%, 11/15/19		400,000	399,915
Series 2017-A A2B 1.299%, 11/15/19 (l)		700,000	700,431
Ford Credit Auto Owner Trust,
Series 2014-2 A 2.310%, 4/15/26§		412,000	416,204
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1 1.980%, 1/15/22		447,000	445,772
Series 2016-1 A1 1.760%, 2/15/21		342,000	341,987
Series 2017-1 A1 2.070%, 5/15/22		400,000	399,509
GM Financial Automobile Leasing Trust,
Series 2015-2 A3 1.680%, 12/20/18		506,848	507,226
Series 2015-3 A3 1.690%, 3/20/19		607,000	607,463
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1 1.650%, 5/15/20§		303,782	303,783
Series 2016-1 A1 1.960%, 5/17/21§		431,000	431,899
Golden Credit Card Trust,
Series 2017-1A A 1.559%, 2/15/21 (l)§		800,000	801,687
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR 2.540%, 10/29/26 (l)§		1,000,000	1,002,619
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20		160,524	160,409
Series 2015-2 A3 1.300%, 3/16/20		473,916	473,561

Hertz Vehicle Financing II LP,
Series 2015-2A A 2.020%, 9/25/19§		$260,000	$258,824
Hertz Vehicle Financing LLC,
Series 2013-1A A2 1.830%, 8/25/19§		1,140,000	1,136,188
Series 2016-1A A 2.320%, 3/25/20§		341,000	339,615
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3 1.400%, 11/15/18§		185,145	185,128
JMP Credit Advisors CLO III Ltd.,
Series 2014-1A AR 2.398%, 10/17/25 (l)§		800,000	800,002
KKR Financial CLO Ltd.,
Series 2013-2A A1AR 2.603%, 1/23/26 (l)§		800,000	800,038
KVK CLO Ltd.,
Series 2013-2A AR 2.308%, 1/15/26 (l)§		900,000	900,047
Madison Park Funding XIII Ltd.,
Series 2014-13A AR 2.268%, 1/19/25 (l)§		900,000	899,999
Malin CLO BV,
Series 2007-1A A1 0.000%, 5/7/23 (l)§	EUR	492,654	562,459
Marlette Funding Trust,
Series 2016-1A A 3.060%, 1/17/23§		$78,584	78,453
Series 2017-1A A 2.827%, 3/15/24§		180,119	180,744
Series 2017-2A A 2.390%, 7/15/24 (b)§		259,000	258,999
Mercedes Benz Auto Lease Trust,
Series 2015-B A3 1.340%, 7/16/18		256,839	256,787
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 2.358%, 4/18/25 (l)§		600,000	599,997
MP CLO V Ltd.,
Series 2014-1A AR 2.408%, 7/18/26 (l)§		800,000	799,996
MP CLO VI Ltd.,
Series 2014-2A AR 2.358%, 1/15/27 (l)§		900,000	900,047
NCF Dealer Floorplan Master Trust,
Series 2014-1A A 2.712%, 10/20/20 (l)§		446,000	445,999
Nissan Auto Lease Trust,
Series 2015-A A3 1.400%, 6/15/18		85,155	85,154
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR 2.258%, 4/15/26 (l)§		800,000	800,042
OZLM Funding V Ltd.,
Series 2013-5A A1R 2.288%, 1/17/26 (l)§		800,000	800,152
OZLM IX Ltd.,
Series 2014-9A A1R 2.376%, 1/20/27 (l)§		800,000	803,051

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Palmer Square CLO Ltd.,
Series 2013-2A A1AR 2.378%, 10/17/27 (l)§	$700,000	$700,176
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 2.056%, 7/25/29 (l)	654,563	655,964
Regatta V Funding Ltd.,
Series 2014-1A A1AR 2.316%, 10/25/26 (l)§	800,000	800,003
Santander Drive Auto Receivables Trust,
Series 2016-3 A2 1.340%, 11/15/19	221,888	221,806
Series 2017-1 A2 1.490%, 2/18/20	800,000	799,716
SBA Small Business Investment Cos.,
Series 2008-P10B 1 5.944%, 8/10/18	245,646	252,842
SBA Tower Trust,
3.156%, 10/15/20§	351,000	357,859
SLM Private Education Loan Trust,
Series 2013-B A2A 1.850%, 6/17/30§	800,000	796,524
SLM Student Loan Trust,
Series 2008-9 A 2.656%, 4/25/23 (l)	4,124,719	4,211,976
Sofi Consumer Loan Program LLC,
Series 2017-3 A 2.770%, 5/25/26 (b)§	232,837	233,791
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	135,630	136,844
Series 2016-3 A 3.050%, 12/26/25§	186,456	187,887
Series 2017-2 A 3.280%, 2/25/26§	222,457	221,618
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§	340,000	342,992
Staniford Street CLO Ltd.,
Series 2014-1A AR 2.426%, 6/15/25 (l)§	800,000	799,994
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 2.308%, 1/17/26 (l)§	600,000	600,000
Series 2013-1A A2R 2.328%, 1/17/26 (l)§	600,000	599,999
Synchrony Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22	526,000	529,912
Series 2015-3 A 1.740%, 9/15/21	382,000	382,326
Series 2016-1 A 2.040%, 3/15/22	223,000	223,861
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2 2.608%, 7/15/26 (l)§	1,000,000	1,002,754
TICP CLO III Ltd.,
Series 2014-3A AR 2.336%, 1/20/27 (b)(l)§	600,000	600,016
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	39,487	41,679

Series 2004-20C 1 4.340%, 3/1/24	$423,633	$438,880
Series 2005-20B 1 4.625%, 2/1/25	40,417	42,284
Series 2008-20G 1 5.870%, 7/1/28	540,399	593,741
Venture XVIII CLO Ltd.,
Series 2014-18A A 2.608%, 10/15/26 (l)§	1,800,000	1,800,599
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3 0.910%, 10/22/18	30,400	30,392
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2014-1 A 1.592%, 7/20/19 (l)	233,000	233,017
Series 2015-1 A 1.712%, 1/20/20 (l)	530,000	530,966
Westlake Automobile Receivables Trust,
Series 2015-3A A2A 1.420%, 5/17/21§	13,495	13,494
Series 2016-2A A2 1.570%, 6/17/19§	143,372	143,355
Series 2017-1A A2 1.780%, 4/15/20§	700,000	700,283
World Financial Network Credit Card Master Trust,
Series 2013-A A 1.610%, 12/15/21	301,000	301,026
Series 2015-A A 1.639%, 2/15/22 (l)	343,000	343,648

Total Asset-Backed Securities		61,366,740

Collateralized Mortgage Obligations (2.3%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 3.598%, 9/25/35 (l)	191,657	179,187
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	1,121,335	1,058,731
Series 2005-J12 2A1 1.486%, 8/25/35 (l)	684,846	450,679
Series 2006-OA22 A1 1.376%, 2/25/47 (l)	203,005	184,754
Series 2006-OA6 1A2 1.426%, 7/25/46 (l)	67,192	61,990
Series 2006-OC7 2A2A 1.386%, 7/25/46 (l)	788,645	729,425
Series 2007-OH1 A1D 1.426%, 4/25/47 (l)	134,522	113,887
American Home Mortgage Investment Trust,
Series 2004-3 5A 3.277%, 10/25/34 (l)	23,029	23,056
Banc of America Funding Trust,
Series 2004-A 1A3 3.039%, 9/20/34 (l)	74,827	75,447
Series 2006-H 4A2 3.352%, 9/20/46 (l)	364,546	300,731
Series 2006-J 4A1 3.559%, 1/20/47 (l)	18,796	17,743

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

BCAP LLC,
Series 2013-RR1 10A2 7.492%, 10/26/36 (l)§		$789,994	$777,067
BCAP LLC Trust,
Series 2011-RR8 2A1 3.495%, 8/26/37 (l)§		524,061	524,700
Series 2014-RR5 1A3 1.237%, 1/26/36 (l)§		842,937	826,952
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.361%, 9/25/35 (l)		273,815	243,596
Series 2006-4 21A1 3.365%, 8/25/36 (l)		87,943	69,794
Bear Stearns ARM Trust,
Series 2003-9 2A1 3.680%, 2/25/34 (l)		85,474	89,094
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 1.376%, 12/25/46 (l)		830,077	708,075
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.421%, 1/26/36 (l)		126,780	115,089
Bellemeade Re II Ltd.,
Series 2016-1A M2A 5.716%, 4/25/26 (b)(l)§		100,872	101,318
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.399%, 8/25/34 (l)		6,001	5,727
Series 2005-11 3A1 2.363%, 4/25/35 (l)		129,841	104,748
Series 2005-2 1A1 1.856%, 3/25/35 (l)		73,239	60,383
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 3.176%, 8/25/35 (l)		33,943	34,273
Series 2009-7 5A2 5.500%, 12/25/35§		638,155	551,454
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 3.234%, 5/25/35 (l)		91,279	90,647
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		733,914	585,912
EMF NL BV,
Series 2008-2X A2 0.669%, 7/17/41 (l)(m)	EUR	765,000	770,365
EMF-NL Prime,
Series 2008-APRX A2 0.469%, 4/17/41 (l)(m)		328,169	352,794
Eurosail-UK plc,
Series 2007-4X A3 1.240%, 6/13/45 (l)(m)	GBP	1,100,000	1,429,714
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN3 M2 3.616%, 8/25/24 (l)		$30,485	30,543
Series 2014-HQ1 M2 3.716%, 8/25/24 (l)		155,412	157,426
Series 2014-HQ2 M2 3.416%, 9/25/24 (l)		250,000	256,786
Series 2014-HQ3 M2 3.866%, 10/25/24 (l)		124,258	125,130

Series 2015-DNA1 M2 3.066%, 10/25/27 (l)		$110,000	$112,215
Series 2015-DNA2 M2 3.816%, 12/25/27 (l)		525,972	538,570
Series 2015-DNA3 M2 4.066%, 4/25/28 (l)		232,849	240,921
Series 2015-HQ1 M2 3.416%, 3/25/25 (l)		152,126	153,776
Series 2015-HQ2 M2 3.166%, 5/25/25 (l)		300,000	305,654
Series 2015-HQA1 M2 3.866%, 3/25/28 (l)		198,202	202,989
Series 2015-HQA2 M2 4.016%, 5/25/28 (l)		446,396	460,609
Series 2016-DNA1 M2 4.116%, 7/25/28 (l)		253,811	263,144
Series 2016-DNA2 M2 3.416%, 10/25/28 (l)		253,000	257,768
Series 2016-DNA3 M2 3.216%, 12/25/28 (l)		252,000	257,806
Series 2016-DNA4 M2 2.516%, 3/25/29 (l)		428,000	430,844
Series 2016-HQA1 M2 3.966%, 9/25/28 (l)		252,028	260,817
Series 2016-HQA2 M2 3.466%, 11/25/28 (l)		259,000	266,113
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3 6.000%, 8/25/36		566,836	525,287
FNMA,
Series 2014-C01 M1 2.816%, 1/25/24 (l)		97,369	98,227
Series 2014-C02 2M1 2.166%, 5/25/24 (l)		7,062	7,066
Series 2014-C03 1M1 2.416%, 7/25/24 (l)		22,517	22,551
Series 2014-C04 2M2 6.216%, 11/25/24 (l)		295,440	332,661
Series 2015-C01 2M2 5.766%, 2/25/25 (l)		149,123	160,549
Series 2015-C03 2M1 2.716%, 7/25/25 (l)		31,515	31,545
Series 2015-C04 2M1 2.916%, 4/25/28 (l)		106,211	106,393
Series 2016-C01 1M1 3.166%, 8/25/28 (l)		319,332	322,974
Series 2016-C01 2M1 3.316%, 8/25/28 (l)		113,504	114,723
Series 2016-C02 1M1 3.366%, 9/25/28 (l)		255,338	258,615
Series 2016-C03 1M1 3.216%, 10/25/28 (l)		121,217	123,411
Series 2016-C03 2M1 3.416%, 10/25/28 (l)		214,307	217,193
Series 2016-C04 1M1 2.666%, 1/25/29 (l)		158,136	159,974
Series 2016-C05 2M1 2.566%, 1/25/29 (l)		148,607	149,785
GNMA,
Series 2015-H20 FB 1.593%, 8/20/65 (l)		743,984	742,141

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2016-H11 F 1.793%, 5/20/66 (l)		$782,317	$788,317
Series 2016-H15 FA 1.793%, 7/20/66 (l)		992,103	999,742
Series 2017-H10 FB 2.550%, 4/20/67 (l)		1,800,520	1,859,157
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		863,500	735,085
Series 2005-AR6 2A1 3.109%, 9/25/35 (l)		210,611	218,717
Series 2006-2F 2A13 5.750%, 2/25/36		447,282	433,084
Series 2006-AR2 2A1 3.396%, 4/25/36 (l)		185,587	172,135
Series 2007-AR1 2A1 3.298%, 3/25/47 (l)		517,440	483,424
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A 1.399%, 1/19/38 (l)		972,725	904,384
Series 2006-13 A 1.389%, 11/19/46 (l)		130,598	103,854
Impac CMB Trust,
Series 2003-8 2A1 2.116%, 10/25/33 (l)		16,344	15,945
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 1.486%, 7/25/35 (l)		385,824	303,527
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.196%, 8/25/35 (l)		735,913	650,864
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 3.370%, 8/25/34 (l)		124,079	126,075
Series 2007-A1 3A3 3.576%, 7/25/35 (l)		146,279	142,703
Series 2007-S3 1A90 7.000%, 8/25/37		81,875	74,791
Kensington Mortgage Securities plc,
Series 2007-1X A3C 1.412%, 6/14/40 (l)(m)		1,078,542	1,038,862
Lehman XS Trust,
Series 2006-4N A1C1 1.446%, 4/25/46 (l)		250,731	229,145
Ludgate Funding plc,
Series 2007-1 A2A 0.464%, 1/1/61 (l)(m)	GBP	957,205	1,187,861
Series 2008-W1X A1 0.939%, 1/1/61 (l)(m)		148,007	189,085
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 3A 2.051%, 10/25/35 (l)		$51,022	49,594
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 2.915%, 12/25/32 (l)		41,736	42,141
Nomura Resecuritization Trust,
Series 2014-7R 2A3 1.224%, 12/26/35 (l)§		974,523	958,477
RALI Trust,
Series 2005-QO2 A1 2.092%, 9/25/45 (l)		638,029	589,767

Series 2006-QA6 A1 1.406%, 7/25/36 (l)		$1,125,057	$999,403
Series 2007-QS2 A6 6.250%, 1/25/37		919,027	764,429
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 1.556%, 1/25/36 (l)§		576,986	535,453
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		22,456	17,230
Series 2006-A12 A1 6.250%, 11/25/36		214,117	153,190
Sequoia Mortgage Trust,
Series 10 2A1 1.972%, 10/20/27 (l)		7,513	7,247
Series 2003-4 2A1 1.562%, 7/20/33 (l)		37,185	35,191
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 1.459%, 7/19/35 (l)		184,003	171,721
Series 2006-AR3 11A1 1.426%, 4/25/36 (l)		949,880	867,117
Series 2006-AR3 12A1 1.436%, 5/25/36 (l)		581,259	498,697
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 2.132%, 8/25/42 (l)		35,169	35,713
Series 2005-AR17 A1A1 1.486%, 12/25/45 (l)		67,274	64,596
Series 2006-AR14 1A4 2.708%, 11/25/36 (l)		851,053	808,151
Series 2006-AR9 1A 1.732%, 8/25/46 (l)		282,807	259,000
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6 6.000%, 6/25/37		472,690	465,223
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1 3.966%, 11/25/25 (b)(l)§		38,957	39,221
Series 2015-WF1 2M1 4.066%, 11/25/25 (b)(l)§		46,360	46,931

Total Collateralized Mortgage Obligations			36,396,787

Commercial Mortgage-Backed Securities (2.0%)
BBCMS Trust,
Series 2015-RRI A 2.409%, 5/15/32 (l)§		1,625,786	1,626,290
BHMS Mortgage Trust,
Series 2014-ATLS AFX 3.601%, 7/5/33§		450,000	452,697
CGBAM Commercial Mortgage Trust,
Series 2016-IMC A 3.072%, 11/15/21 (l)§		170,800	170,907
Series 2016-IMC C 5.122%, 11/15/21 (l)§		171,000	171,691
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§		630,000	649,394

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup Commercial Mortgage Trust,
Series 2012-GC8 D 5.014%, 9/10/45 (l)§	$257,595	$241,533
Series 2015-GC27 A5 3.137%, 2/10/48	341,977	343,160
Series 2016-C1 A4 3.209%, 5/10/49	606,000	611,423
COMM Mortgage Trust,
Series 2013-CR6 A2 2.122%, 3/10/46	1,019,534	1,021,774
Series 2013-SFS A1 1.873%, 4/12/35§	200,299	197,245
Series 2015-CR26 ASB 3.373%, 10/10/48	3,000,000	3,115,022
Series 2016-COR1 ASB 2.972%, 10/10/49	1,500,000	1,511,302
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4 3.718%, 8/15/48	302,887	315,268
Series 2015-C4 A4 3.808%, 11/15/48	400,000	418,396
CSMC,
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	72,544	72,544
GS Mortgage Securities Corp. II,
Series 2013-KING A 2.706%, 12/10/27§	569,506	577,332
Series 2015-GC30 AAB 3.120%, 5/10/50	1,000,000	1,025,139
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	800,000	821,557
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§	4,623,000	4,910,989
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	507,108	506,417
Series 2014-GC18 C 5.109%, 1/10/47 (l)	350,000	358,240
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§	119,186	119,041
Series 2010-C2 D 5.724%, 11/15/43 (l)§	330,600	341,430
Series 2012-C6 E 5.299%, 5/15/45 (l)§	189,221	172,558
Series 2012-C8 C 4.759%, 10/15/45 (b)(l)§	180,000	184,913
Series 2012-LC9 E 4.535%, 12/15/47 (l)§	455,400	424,243
Series 2015-SGP A 2.859%, 7/15/36 (l)§	435,000	436,091
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 1.087%, 9/15/47 IO (l)	7,728,668	388,563
Series 2015-C31 A3 3.801%, 8/15/48	329,944	345,866
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	271,069	264,591

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	$800,000	$834,840
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D 5.000%, 7/15/56	173,000	171,449
Series 2014-CPT B 3.560%, 7/13/29 (l)§	800,000	825,717
Series 2015-XLF2 AFSA 2.997%, 8/15/26 (b)(l)§	153,847	153,791
Series 2015-XLF2 SNMA 3.077%, 11/15/26 (b)(l)§	174,000	172,648
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	4,590,000	4,894,222
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§	259,944	261,795
Series 2010-RR4 CMLA 6.335%, 12/16/49 (l)§	181,253	181,253
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A 2.222%, 4/15/32 (l)§	22,847	22,844
Starwood Retail Property Trust,
Series 2014-STAR A 2.347%, 11/15/27 (b)(l)§	578,387	572,686
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5 2.850%, 12/10/45	465,583	469,584
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 XA 1.548%, 8/15/50 IO (l)	6,807,661	403,024
Series 2016-NXS6 C 4.453%, 11/15/49 (l)	275,000	273,620
WFRBS Commercial Mortgage Trust,
Series 2013-C14 A5 3.337%, 6/15/46	325,596	335,744
Series 2014-C20 A2 3.036%, 5/15/47	237,299	241,661
Series 2014-C23 D 4.137%, 10/15/57 (l)§	287,700	228,742

Total Commercial Mortgage-Backed Securities		31,839,236

Corporate Bonds (9.4%)
Consumer Discretionary (0.7%)
Auto Components (0.0%)
Allison Transmission, Inc.
5.000%, 10/1/24§	255,000	261,694

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§	1,600,000	1,603,630
2.250%, 3/2/20§	775,000	776,349
General Motors Co.
3.500%, 10/2/18	180,000	183,055
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	1,020,000	1,018,843

		3,581,877

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Hotels, Restaurants & Leisure (0.2%)
International Game Technology plc
6.250%, 2/15/22§	$200,000	$218,250
6.500%, 2/15/25§	250,000	275,625
Wynn Las Vegas LLC
5.500%, 3/1/25 (x)§	1,700,000	1,788,230

		2,282,105

Household Durables (0.0%)
KB Home
4.750%, 5/15/19	147,000	151,601

Media (0.3%)
Altice Financing SA
6.625%, 2/15/23§	1,000,000	1,060,900
Altice Finco SA
7.625%, 2/15/25§	200,000	213,000
Altice Luxembourg SA
7.625%, 2/15/25 (x)§	500,000	548,750
Charter Communications Operating LLC
4.908%, 7/23/25	1,600,000	1,728,640
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	121,934
CSC Holdings LLC
6.750%, 11/15/21	65,000	71,910
Discovery Communications LLC
3.450%, 3/15/25	140,000	135,887
Time Warner Cable LLC
5.000%, 2/1/20	167,000	177,959
4.500%, 9/15/42	290,000	276,921
Time Warner, Inc.
3.400%, 6/15/22	76,000	78,140
3.600%, 7/15/25	320,000	320,920
Viacom, Inc.
4.375%, 3/15/43	34,000	30,188
Ziggo Secured Finance BV
5.500%, 1/15/27§	255,000	262,809

		5,027,958

Textiles, Apparel & Luxury Goods (0.0%)
Hanesbrands, Inc.
4.625%, 5/15/24§	108,000	109,755

Total Consumer Discretionary		11,414,990

Consumer Staples (0.3%)
Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	4,000	4,467
Grupo Bimbo SAB de CV
3.875%, 6/27/24§	236,000	243,167
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	43,000	44,290
4.875%, 11/1/26§	43,000	44,532
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	203,500
Minerva Luxembourg SA
6.500%, 9/20/26§	260,000	253,175
Sigma Alimentos SA de CV
4.125%, 5/2/26 (b)§	255,000	257,869

Tyson Foods, Inc.
2.650%, 8/15/19	$1,858,000	$1,878,002
3.950%, 8/15/24	277,000	290,188

		3,219,190

Tobacco (0.1%)
Imperial Brands Finance plc
2.950%, 7/21/20§	1,000,000	1,016,044

Total Consumer Staples		4,235,234

Energy (0.6%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43	129,000	83,850
Nabors Industries, Inc.
5.500%, 1/15/23 (x)§	322,000	305,095
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21 (h)§	357,500	193,050

		581,995

Oil, Gas & Consumable Fuels (0.6%)
Cenovus Energy, Inc.
5.700%, 10/15/19	87,000	91,785
3.000%, 8/15/22	22,000	21,113
Ecopetrol SA
5.875%, 5/28/45	108,000	99,144
Encana Corp.
3.900%, 11/15/21	165,000	167,888
Energy Transfer LP
6.700%, 7/1/18	353,000	369,164
7.500%, 7/1/38	337,000	412,222
EnLink Midstream Partners LP
5.050%, 4/1/45	290,000	278,731
Enterprise Products Operating LLC
3.700%, 2/15/26	382,000	388,463
Hess Corp.
4.300%, 4/1/27	300,000	293,550
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	193,000	201,766
Noble Energy, Inc.
8.250%, 3/1/19	575,000	629,749
3.900%, 11/15/24 (x)	234,000	239,769
Petrobras Global Finance BV
6.125%, 1/17/22	986,000	1,016,857
Petroleos Mexicanos
4.625%, 9/21/23	345,000	349,140
Plains All American Pipeline LP
3.600%, 11/1/24	314,000	305,326
Regency Energy Partners LP
4.500%, 11/1/23	1,800,000	1,866,851
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	800,000	894,926
5.000%, 3/15/27	218,000	232,188
SM Energy Co.
6.500%, 1/1/23	16,000	15,280
TransCanada PipeLines Ltd.
3.392%, 5/15/67 (l)	519,000	493,050
Ultrapar International SA
5.250%, 10/6/26§	200,000	199,750

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Williams Partners LP
4.125%, 11/15/20		$172,000	$180,504
4.875%, 5/15/23		400,000	415,310

			9,162,526

Total Energy			9,744,521

Financials (6.1%)
Banks (3.1%)
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)†	EUR	1,700,000	582,496
Banco Santander SA
3.500%, 4/11/22		$200,000	204,475
Bank of America Corp.
5.750%, 12/1/17		200,000	203,392
5.650%, 5/1/18		270,000	278,488
3.300%, 1/11/23		2,000,000	2,040,586
2.153%, 4/24/23 (l)		600,000	601,438
2.881%, 4/24/23 (l)		405,000	405,403
4.100%, 7/24/23		900,000	948,076
4.125%, 1/22/24		1,700,000	1,792,455
3.824%, 1/20/28 (l)		405,000	412,045
Series Z 6.500%, 10/23/24 (l)(y)		112,000	125,160
Bank of Nova Scotia (The)
1.875%, 4/26/21		900,000	891,110
Barclays Bank plc
6.625%, 3/30/22 (m)	EUR	59,000	83,553
7.625%, 11/21/22		$900,000	1,030,500
6.860%, 6/15/32 (l)(y)§		51,000	59,446
Barclays plc
3.295%, 8/10/21 (l)		1,300,000	1,359,599
3.684%, 1/10/23		925,000	947,691
3.650%, 3/16/25		206,000	204,978
BNP Paribas SA
3.800%, 1/10/24§		325,000	338,248
4.625%, 3/13/27§		205,000	216,279
Capital One NA
2.329%, 8/17/18 (l)		1,750,000	1,764,348
Citigroup, Inc.
1.700%, 4/27/18		1,000,000	999,073
2.650%, 10/26/20		1,200,000	1,210,422
2.700%, 3/30/21		500,000	503,876
2.116%, 4/25/22 (l)		900,000	901,207
3.875%, 3/26/25		320,000	322,140
Commonwealth Bank of Australia
1.750%, 11/2/18		900,000	899,365
Compass Bank
5.500%, 4/1/20		543,000	576,619
2.875%, 6/29/22		410,000	408,942
Cooperatieve Rabobank UA
6.875%, 3/19/20 (m)	EUR	600,000	804,736
4.375%, 8/4/25		$445,000	466,750
Credit Agricole SA
4.125%, 1/10/27 (x)§		325,000	340,014
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	829,995
3.800%, 6/9/23		255,000	262,312
3.750%, 3/26/25		1,800,000	1,811,721
HSBC Holdings plc
2.950%, 5/25/21		600,000	607,274
Intesa Sanpaolo SpA
3.928%, 9/15/26 (m)	EUR	102,000	$123,161
JPMorgan Chase & Co.
6.300%, 4/23/19		$89,000	95,776
2.250%, 1/23/20		1,700,000	1,704,460
4.400%, 7/22/20		1,121,000	1,193,516
2.550%, 3/1/21		700,000	703,687
3.220%, 3/1/25 (l)		400,000	401,121
3.782%, 2/1/28 (l)		263,000	269,317
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	406,305
4.650%, 3/24/26		200,000	208,716
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26		201,000	210,225
Nordea Hypotek AB
2.250%, 6/19/19	SEK	16,400,000	2,037,836
Nordea Kredit Realkreditaktieselskab
2.000%, 10/1/17	DKK	5,000,000	772,276
2.000%, 1/1/18		6,500,000	1,011,442
Novo Banco SA
5.000%, 5/21/19 (m)	EUR	800,000	740,113
5.000%, 5/23/19 (m)		300,000	277,543
Royal Bank of Scotland Group plc
8.625%, 8/15/21 (l)(y)		$260,000	283,400
Series U 7.640%, 9/30/17 (l)(x)(y)		400,000	383,360
Royal Bank of Scotland plc (The)
6.934%, 4/9/18	EUR	600,000	720,103
Santander Holdings USA, Inc.
2.642%, 11/24/17 (l)		$300,000	301,220
2.700%, 5/24/19		800,000	805,639
Santander Issuances SAU
5.179%, 11/19/25		200,000	216,646
3.250%, 4/4/26 (m)	EUR	300,000	365,023
Santander UK Group Holdings plc
2.875%, 8/5/21		$1,149,000	1,154,623
Santander UK plc
5.000%, 11/7/23§		245,000	264,128
Standard Chartered plc
7.500%, 4/2/22 (l)(m)(y)		200,000	214,500
2.680%, 1/30/27 (l)(y)§		200,000	170,000
Sumitomo Mitsui Banking Corp.
1.828%, 10/19/18 (l)		1,700,000	1,704,030
1.966%, 1/11/19		405,000	405,004
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		1,100,000	1,109,210
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		1,000,000	1,007,186
4.125%, 9/24/25§		220,000	230,866
US Bancorp
Series J 5.300%, 4/15/27 (l)(y)		171,000	180,833
Wells Fargo & Co.
3.069%, 1/24/23		318,000	322,235
2.402%, 10/31/23 (l)		1,600,000	1,624,468
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,385,102

			49,437,282

Capital Markets (0.7%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		700,000	710,930

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Deutsche Bank AG
3.095%, 5/10/19 (l)		$1,700,000	$1,729,758
Goldman Sachs Group, Inc. (The)
7.500%, 2/15/19		829,000	900,140
2.350%, 11/15/21		234,000	231,114
5.750%, 1/24/22		310,000	349,291
3.850%, 7/8/24		315,000	327,168
3.750%, 5/22/25		234,000	239,442
Series D 6.000%, 6/15/20		243,000	268,422
Israel Electric Corp. Ltd.
5.000%, 11/12/24 (m)		231,000	248,902
Morgan Stanley
5.625%, 9/23/19		162,000	173,984
5.500%, 7/24/20		276,000	301,169
2.500%, 4/21/21		1,000,000	996,720
3.125%, 7/27/26		800,000	778,543
Series 3NC2 1.982%, 2/14/20 (l)		800,000	803,280
S&P Global, Inc.
4.400%, 2/15/26		316,000	338,017
UBS AG
1.539%, 12/7/18 (b)(l)§		700,000	699,843
1.799%, 6/8/20 (b)(l)§		1,000,000	1,001,370
7.625%, 8/17/22		960,000	1,125,600

			11,223,693

Consumer Finance (0.6%)
AGFC Capital Trust I
2.908%, 1/15/67 (b)(l)§		1,070,000	585,397
Ally Financial, Inc.
3.250%, 9/29/17		400,000	401,500
American Express Co.
6.150%, 8/28/17		637,000	641,484
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	912,228
3.200%, 1/15/21		1,700,000	1,723,850
5.875%, 8/2/21		700,000	777,568
3.664%, 9/8/24		538,000	536,063
General Motors Financial Co., Inc.
2.085%, 4/13/20 (l)		900,000	904,601
3.200%, 7/13/20		1,000,000	1,019,299
4.000%, 1/15/25		55,000	55,262
4.300%, 7/13/25		70,000	71,149
LeasePlan Corp. NV
2.875%, 1/22/19§		800,000	800,564
Navient Corp.
6.625%, 7/26/21		260,000	279,500
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	738,500

			9,446,965

Diversified Financial Services (0.4%)
CSMC Trust
Series 2016-MMF 5.759%, 11/15/33 (l)§		170,000	170,956
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
5.125%, 11/30/22§		393,936	410,166
JPMorgan Chase Bank NA
6.000%, 10/1/17		3,570,000	3,608,025

Nationwide Building Society
6.250%, 2/25/20§		$372,000	$409,936
4.000%, 9/14/26§		435,000	429,107
NCUA Guaranteed Notes
Series A5 3.450%, 6/12/21		20,000	21,051
Private Export Funding Corp.
Series II 2.050%, 11/15/22		79,000	78,532
Series Z 4.375%, 3/15/19		20,000	20,954
Rio Oil Finance Trust
9.250%, 7/6/24 (b)§		401,007	407,725
9.250%, 7/6/24 (m)(x)		401,007	407,726
US Capital Funding II Ltd.
1.920%, 8/1/34 (l)§		700,000	564,969
Waha Aerospace BV
3.925%, 7/28/20§		390,250	399,031

			6,928,178

Insurance (0.1%)
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		25,000	27,116
Lincoln National Corp.
8.750%, 7/1/19		55,000	61,876
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	259,219
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	167,012
New York Life Global Funding
2.900%, 1/17/24§		900,000	906,215
XLIT Ltd.
3.250%, 6/29/47 (l)	EUR	114,000	128,252

			1,549,690

Thrifts & Mortgage Finance (1.2%)
BRFkredit A/S
4.000%, 1/1/18	DKK	6,800,000	1,067,375
Series 321E 1.000%, 4/1/18		18,100,000	2,809,325
2.000%, 4/1/18		6,400,000	1,000,903
1.000%, 10/1/18		4,200,000	655,961
Nykredit Realkredit A/S
2.000%, 4/1/18		15,000,000	2,345,496
Series 12H 2.000%, 1/1/18		3,300,000	513,502
2.000%, 7/1/18		13,500,000	2,112,373
Series 13H 1.000%, 4/1/18		10,700,000	1,660,366
1.000%, 7/1/18		10,100,000	1,572,599
Realkredit Danmark A/S
1.000%, 1/1/18		100,000	15,467
1.000%, 4/1/18		5,600,000	868,985
Series 10F 1.000%, 4/1/18		12,100,000	1,875,957
Series 10T 2.000%, 4/1/18		3,400,000	531,543
Sveriges Sakerstallda Obligationer AB
4.000%, 9/18/19	SEK	10,000,000	1,293,702

			18,323,554

Total Financials			96,909,362

See Notes to Financial Statements.

1156

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care (0.2%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18	$19,000	$19,773
Biogen, Inc.
4.050%, 9/15/25	360,000	381,008

		400,781

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24	90,000	91,631
Boston Scientific Corp.
2.850%, 5/15/20	600,000	607,545

		699,176

Health Care Providers & Services (0.0%)
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	447,000	447,401
HCA, Inc.
5.250%, 6/15/26	47,000	50,633
4.500%, 2/15/27	28,000	28,770
Laboratory Corp. of America Holdings
3.600%, 2/1/25	135,000	137,117

		663,921

Pharmaceuticals (0.1%)
Mylan NV
3.950%, 6/15/26 (x)	102,000	103,410
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	326,000	317,443
3.150%, 10/1/26 (x)	220,000	208,725
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§	195,000	165,262

		794,840

Total Health Care		2,558,718

Industrials (0.1%)
Aerospace & Defense (0.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	249,546

Construction & Engineering (0.0%)
ODEBRE
6.625%, 10/1/22	754,740	252,838
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	91,440

		344,278

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24 (b)§	235,000	253,213
General Electric Co.
Series D 5.000%, 1/21/21 (l)(y)	99,000	104,940

		358,153

Road & Rail (0.1%)
Avis Budget Car Rental LLC
5.250%, 3/15/25 (x)§	149,000	140,805
Empresa de Transporte de Pasajeros Metro SA
4.750%, 2/4/24§	210,000	227,850

		368,655

Transportation Infrastructure (0.0%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	$245,000	$250,303

Total Industrials		1,570,935

Information Technology (0.3%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	193,000	193,548

IT Services (0.0%)
Fidelity National Information Services, Inc.
5.000%, 10/15/25	2,000	2,228
Total System Services, Inc.
3.750%, 6/1/23	56,000	57,963

		60,191

Semiconductors & Semiconductor Equipment (0.0%)
Broadcom Corp.
3.625%, 1/15/24§	81,000	82,917
3.875%, 1/15/27§	177,000	181,798
KLA-Tencor Corp.
4.650%, 11/1/24	312,000	335,763
Lam Research Corp.
2.800%, 6/15/21	133,000	134,990

		735,468

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	991,024

Technology Hardware, Storage & Peripherals (0.2%)
Diamond 1 Finance Corp.
4.420%, 6/15/21§	935,000	985,774
5.450%, 6/15/23§	800,000	870,080
7.125%, 6/15/24 (x)§	95,000	104,500
6.020%, 6/15/26§	73,000	80,831
HP, Inc.
4.650%, 12/9/21	130,000	139,900
Seagate HDD Cayman
4.750%, 1/1/25	170,000	171,078
Western Digital Corp.
7.375%, 4/1/23§	242,000	265,897

		2,618,060

Total Information Technology		4,598,291

Materials (0.1%)
Chemicals (0.1%)
Eastman Chemical Co.
3.800%, 3/15/25	110,000	112,964
LYB International Finance BV
4.000%, 7/15/23	345,000	363,493
Mosaic Co. (The)
5.625%, 11/15/43	132,000	134,883
NOVA Chemicals Corp.
5.250%, 8/1/23§	166,000	170,150
Sociedad Quimica y Minera de Chile SA
3.625%, 4/3/23§	292,000	291,475
SPCM SA
4.875%, 9/15/25§	240,000	244,800

		1,317,765

See Notes to Financial Statements.

1157

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Metals & Mining (0.0%)
Anglo American Capital plc
3.750%, 4/10/22 (b)§		$240,000	$241,800
Glencore Funding LLC
4.125%, 5/30/23§		137,000	140,535
Vale Overseas Ltd.
6.875%, 11/21/36		220,000	235,950
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	171,850

			790,135

Total Materials			2,107,900

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
5.050%, 9/1/20		613,000	661,478
Crown Castle International Corp. (REIT)
4.875%, 4/15/22		1,156,000	1,262,307
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		800,000	817,967
Host Hotels & Resorts LP (REIT)
Series D 3.750%, 10/15/23		12,000	12,213
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,784,708
Trust F/1401 (REIT)
5.250%, 1/30/26 (b)§		250,000	259,363
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	814,775
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	238,011

Total Real Estate			5,850,822

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
1.808%, 1/15/20 (l)		700,000	703,298
4.600%, 2/15/21		335,000	357,089
2.800%, 2/17/21		500,000	503,389
3.800%, 3/15/22		123,000	127,419
3.600%, 2/17/23		425,000	432,529
3.400%, 5/15/25		625,000	615,478
4.125%, 2/17/26		313,000	320,453
CCO Holdings LLC
5.500%, 5/1/26§		173,000	183,596
CenturyLink, Inc.
Series S 6.450%, 6/15/21		128,000	138,406
Series Y 7.500%, 4/1/24 (x)		115,000	126,141
SFR Group SA
5.375%, 5/15/22§	EUR	225,000	267,006
7.375%, 5/1/26§		$500,000	541,700
Verizon Communications, Inc.
2.992%, 9/14/18 (l)		300,000	305,163
3.500%, 11/1/24		1,358,000	1,370,439
2.625%, 8/15/26		442,000	407,074
5.500%, 3/16/47		130,000	142,300

Wind Acquisition Finance SA
4.750%, 7/15/20§		$200,000	$202,000

			6,743,480

Wireless Telecommunication Services (0.0%)
MTN Mauritius Investment Ltd.
5.373%, 2/13/22§		200,000	206,250
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	52,180

			258,430

Total Telecommunication Services			7,001,910

Utilities (0.2%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		$1,530,000	1,600,433
Exelon Corp.
5.150%, 12/1/20		139,000	149,962
Southern Co. (The)
2.350%, 7/1/21		1,000,000	990,036

			2,740,431

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.
7.375%, 7/1/21		160,000	183,200
NRG Energy, Inc.
7.625%, 1/15/18		226,000	232,498

			415,698

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		235,000	302,162

Total Utilities			3,458,291

Total Corporate Bonds			149,450,974

Foreign Government Securities (1.9%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	214,463
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,481,554
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	887,889
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS (l)	JPY	168,321,429	1,566,188
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,388,753
Republic of Panama
9.375%, 4/1/29		190,000	279,538
State of Qatar
2.375%, 6/2/21§		225,000	219,375
Tokyo Metropolitan Government Bond
2.500%, 6/8/22 (b)§		1,400,000	1,405,037
U.K. Treasury Bonds
1.750%, 9/7/22 (m)	GBP	90,279	124,023
Ukraine Government AID Bonds
1.471%, 9/29/21		$11,300,000	11,074,000

Total Foreign Government Securities			30,640,820

See Notes to Financial Statements.

1158

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Loan Participation (0.2%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl
3.417%, 10/6/23 (l)	$3,000,000	$3,011,787

Total Loan Participation		3,011,787

Mortgage-Backed Securities (10.2%)
FHLMC
2.763%, 11/1/31 (l)	3,694	3,874
5.500%, 1/1/35	88,885	98,994
5.500%, 7/1/35	58,975	65,513
4.000%, 7/1/44	630,080	665,744
4.000%, 2/1/46	798,345	844,032
4.000%, 7/15/47 TBA	2,000,000	2,102,734
3.500%, 8/15/47 TBA	4,000,000	4,101,250
FNMA
5.000%, 2/1/24 (l)	212	226
9.000%, 8/1/26	1,142	1,326
2.847%, 1/1/28 (l)	24,676	25,509
2.500%, 5/1/30	26,354	26,551
2.500%, 8/1/31	820,464	826,201
2.500%, 11/1/31	1,143,165	1,150,623
2.500%, 12/1/31	375,148	377,595
2.500%, 1/1/32	945,405	951,588
2.500%, 2/1/32	37,023	37,242
1.866%, 3/1/33 (l)	32,412	32,649
5.500%, 4/1/33	80,879	89,854
5.500%, 7/1/33	82,550	91,707
5.500%, 4/1/34	42,403	47,163
5.500%, 5/1/34	30,143	33,527
5.500%, 11/1/34	124,934	138,912
5.500%, 2/1/35	476,043	528,926
4.500%, 8/1/35	67,058	72,403
5.000%, 10/1/35	37,293	40,916
3.167%, 1/1/36 (l)	433,853	449,169
5.000%, 7/1/36	46,224	50,718
3.085%, 2/1/37 (l)	108,527	112,875
4.500%, 7/1/37	12,664	13,666
4.500%, 8/1/37	15,817	17,082
4.500%, 4/1/38	130,260	140,660
4.500%, 2/1/39	557,658	602,183
4.500%, 3/1/39	591,927	639,189
4.500%, 4/1/39	340,782	367,991
4.500%, 5/1/39	6,663	7,195
4.500%, 6/1/39	53,481	57,751
4.500%, 7/1/39	430,344	465,425
5.000%, 12/1/39	125,557	137,686
4.500%, 1/1/40	49,754	53,695
2.835%, 12/1/40 (l)	9,827	10,212
4.000%, 12/1/40	370,925	392,138
4.500%, 3/1/41	67,626	72,920
4.500%, 5/1/41	6,200	6,718
4.500%, 7/1/41	4,810	5,192
4.500%, 9/1/42	205,748	222,112
4.500%, 11/1/42	79,460	85,805
4.000%, 10/1/43	1,530,276	1,621,375
3.000%, 5/1/45	150,936	151,165
3.000%, 8/1/45	1,285,900	1,285,849
3.500%, 7/25/47 TBA	43,670,000	44,843,631
4.000%, 7/25/47 TBA	4,485,000	4,713,805

4.500%, 7/25/47 TBA	$7,494,000	$8,037,315
3.000%, 8/25/47 TBA	31,000,000	30,910,392
4.000%, 8/25/47 TBA	38,000,000	39,871,796
4.500%, 8/25/47 TBA	7,000,000	7,498,203
GNMA
8.000%, 7/15/26	204	225
2.125%, 7/20/27 (l)	1,804	1,845
3.000%, 5/15/43	404,189	410,884
3.000%, 7/15/45	736,802	745,091
3.000%, 5/20/46	740,222	748,579
3.500%, 7/15/47 TBA	5,575,000	5,773,609
4.000%, 8/15/47 TBA	1,000,000	1,050,703

Total Mortgage-Backed Securities		163,929,908

Municipal Bonds (0.4%)
City of Chicago Taxable General Obligation Bonds,
Series 2008A 5.630%, 1/1/22	700,000	697,697
City of Chicago Taxable General Obligation Bonds,
Series 2015B 7.750%, 1/1/42	600,000	611,538
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075%, 11/1/20	510,000	541,676
4.325%, 11/1/21	830,000	896,259
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds,
Series 2009B 4.718%, 4/1/19	445,000	468,661
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.841%, 8/1/21	255,000	289,693
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series 2010A-2 5.854%, 1/15/30	670,000	795,417
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22	955,000	1,084,918
5.435%, 5/15/23	1,260,000	1,449,176

Total Municipal Bonds		6,835,035

U.S. Government Agency Securities (26.8%)
FFCB
0.750%, 4/18/18	50,000,000	49,780,845
0.875%, 6/13/18	40,000,000	39,805,852
FHLB
2.250%, 9/8/17	245,000	245,450
1.125%, 4/25/18	9,405,000	9,392,087
4.750%, 6/8/18	150,000	154,689
1.250%, 1/16/19	22,765,000	22,722,864
1.875%, 3/8/19	3,440,000	3,468,289
5.375%, 5/15/19	215,000	230,617
1.625%, 6/14/19	525,000	526,987
4.125%, 12/13/19	50,000	53,089
4.125%, 3/13/20	1,819,000	1,939,958
4.625%, 9/11/20	1,025,000	1,118,953

See Notes to Financial Statements.

1159

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.625%, 3/12/21	$50,000	$53,347
5.625%, 6/11/21	150,000	171,892
FHLMC
1.000%, 7/25/17	350,000	349,939
1.000%, 7/28/17	2,980,000	2,979,413
5.500%, 8/23/17	1,730,000	1,740,622
5.125%, 11/17/17	2,315,000	2,349,323
0.750%, 1/12/18	393,000	391,936
0.875%, 3/7/18	5,136,000	5,121,935
4.875%, 6/13/18	3,664,000	3,789,067
3.750%, 3/27/19	2,777,000	2,888,404
1.750%, 5/30/19	2,592,000	2,609,575
2.000%, 7/30/19	64,000	64,680
1.250%, 8/1/19	5,480,000	5,454,164
1.250%, 10/2/19	9,647,000	9,595,610
1.375%, 5/1/20	30,198,000	30,011,180
2.375%, 1/13/22	19,204,000	19,608,346
Financing Corp.
10.700%, 10/6/17	380,000	389,553
9.400%, 2/8/18	70,000	73,399
9.650%, 11/2/18	140,000	155,514
8.600%, 9/26/19	30,000	34,671
FNMA
0.875%, 8/28/17	4,826,000	4,822,825
1.000%, 4/30/18	392,000	390,915
1.750%, 1/30/19	277,000	278,696
1.750%, 6/20/19	103,379,000	104,018,213
1.000%, 8/28/19	20,000,000	19,817,118
1.750%, 9/12/19	25,075,000	25,233,552
(Zero Coupon), 10/9/19	975,000	934,130
1.625%, 1/21/20	8,660,000	8,682,887
1.500%, 11/30/20	10,455,000	10,392,939
1.375%, 2/26/21	22,630,000	22,364,007
1.875%, 9/24/26	8,457,000	8,034,452
Resolution Funding Corp. (Zero Coupon), 7/15/20 STRIPS	4,157,000	3,945,302
Tennessee Valley Authority
5.500%, 7/18/17	930,000	931,988
3.875%, 2/15/21	818,000	878,800
1.875%, 8/15/22	850,000	845,355

Total U.S. Government Agency Securities		428,843,429

U.S. Treasury Obligations (47.8%)
U.S. Treasury Bonds
8.125%, 8/15/19	200,000	227,986
8.750%, 5/15/20	200,000	240,452
7.875%, 2/15/21	798,000	970,268
8.125%, 5/15/21	355,000	439,484
8.000%, 11/15/21	265,000	333,807
6.000%, 2/15/26	1,710,000	2,216,000
4.500%, 2/15/36	185,600	239,578
4.750%, 2/15/37	330,000	439,622
4.250%, 5/15/39	200,000	250,563
4.375%, 11/15/39	200,000	254,906
4.625%, 2/15/40	3,893,300	5,133,742
4.375%, 5/15/40	400,000	510,469
3.000%, 5/15/42	1,010,500	1,046,657
2.875%, 5/15/43	100,000	100,969
3.625%, 8/15/43	3,827,300	4,404,026

3.750%, 11/15/43	$180,000	$211,641
3.625%, 2/15/44	1,055,000	1,215,607
3.125%, 8/15/44	4,359,100	4,605,662
3.000%, 11/15/44	483,700	499,193
3.000%, 5/15/45	638,000	657,688
2.875%, 8/15/45	1,725,000	1,734,676
2.500%, 2/15/46	250,000	232,789
2.500%, 5/15/46	345,700	321,722
2.250%, 8/15/46	1,200,000	1,056,731
3.000%, 2/15/47	6,500,000	6,705,969
3.000%, 5/15/47	310,000	319,978
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS	3,615,285	4,026,218
2.500%, 1/15/29 TIPS	132,114	158,795
3.875%, 4/15/29 TIPS	1,361,445	1,848,280
0.750%, 2/15/45 TIPS	1,453,760	1,362,411
1.000%, 2/15/46 TIPS	103,199	102,989
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/19 TIPS	2,280,679	2,282,140
0.125%, 4/15/20 TIPS	730,919	732,138
0.125%, 7/15/24 TIPS	9,546,339	9,375,815
0.250%, 1/15/25 TIPS	2,686,253	2,639,219
0.375%, 7/15/25 TIPS	5,274,179	5,236,642
0.625%, 1/15/26 TIPS	617,454	621,424
0.125%, 7/15/26 TIPS	1,122,132	1,082,549
0.375%, 1/15/27 TIPS	3,138,037	3,082,605
U.S. Treasury Notes
1.250%, 3/31/19	2,900,000	2,893,996
1.250%, 2/29/20	2,657,000	2,639,563
1.125%, 3/31/20	1,746,000	1,727,994
1.375%, 3/31/20	21,207,000	21,128,303
1.125%, 4/30/20	946,000	935,653
3.500%, 5/15/20	9,360,000	9,873,484
1.500%, 5/31/20	5,311,000	5,303,615
1.625%, 7/31/20	20,970,000	20,997,196
2.625%, 8/15/20	18,507,000	19,087,224
1.375%, 8/31/20	28,695,000	28,497,946
2.625%, 11/15/20	21,358,000	22,040,790
3.625%, 2/15/21	20,115,000	21,484,864
1.125%, 2/28/21	20,525,900	20,111,053
2.000%, 2/28/21 (v)	4,600,000	4,651,391
1.250%, 3/31/21	31,175,000	30,661,099
2.250%, 3/31/21#	6,300,000	6,424,523
3.125%, 5/15/21	8,723,000	9,175,847
1.375%, 5/31/21	7,686,000	7,579,657
2.125%, 8/15/21	17,221,000	17,461,825
1.125%, 9/30/21	9,862,000	9,593,337
2.125%, 9/30/21 (z)	12,000,000	12,164,250
1.250%, 10/31/21	14,750,200	14,408,410
2.000%, 11/15/21	3,135,000	3,161,329
1.875%, 11/30/21	9,662,600	9,687,738
1.875%, 1/31/22	1,345,000	1,346,755
2.000%, 2/15/22	9,884,600	9,957,576
1.875%, 2/28/22	1,444,000	1,445,771
1.750%, 3/31/22	22,214,000	22,099,633
1.750%, 5/15/22	23,463,000	23,331,204
1.750%, 5/31/22	15,287,000	15,196,591
1.625%, 8/15/22	39,379,800	38,846,940
1.625%, 11/15/22	11,372,800	11,183,371
2.000%, 2/15/23	6,260,000	6,262,445
1.750%, 5/15/23	12,875,600	12,683,271
2.500%, 8/15/23	16,810,000	17,251,263

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

2.750%, 11/15/23		$10,350,000	$10,772,732
2.750%, 2/15/24		21,731,000	22,607,881
2.500%, 5/15/24		48,721,000	49,908,574
2.375%, 8/15/24		12,979,700	13,178,452
2.250%, 11/15/24		21,540,000	21,659,480
2.000%, 2/15/25		21,155,000	20,864,449
2.125%, 5/15/25		30,428,000	30,237,350
2.000%, 8/15/25		134,900	132,596
2.250%, 11/15/25		21,330,500	21,335,333
1.625%, 5/15/26		2,392,000	2,267,672
1.500%, 8/15/26		13,061,000	12,219,789
2.000%, 11/15/26		10,469,300	10,209,286
2.250%, 2/15/27		15,348,000	15,277,375
2.375%, 5/15/27		4,849,600	4,880,668

Total U.S. Treasury Obligations			763,768,954

Total Long-Term Debt Securities (104.8%) (Cost $1,670,293,958)			1,676,083,670

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	21

Total Consumer Staples			21

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.		29	759

Total Financials			759

Total Common Stocks (0.0%) (Cost $—)			780

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.3%)
Barclays Bank plc
1.95%, 11/6/17 (l)		3,300,000	3,307,672
Mizuho Bank Ltd.
1.93%, 12/12/17 (l)		1,300,000	1,303,967

Total Certificates of Deposit			4,611,639

Commercial Paper (1.1%)
ANZ New Zealand Int’l Ltd.
1.66%, 1/5/18 (n)(p)		1,300,000	1,288,793
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.23%, 8/11/17 (n)(p)		2,365,000	2,361,618
Credit Suisse AG
1.16%, 7/3/17 (n)(p)		2,400,000	2,399,767
Enbridge Energy Partners LP
1.36%, 8/11/17 (n)(p)		1,400,000	1,397,787
Entergy Corp.
1.54%, 7/21/17 (n)(p)		1,400,000	1,398,746
Ford Motor Credit Co. LLC
1.03%, 7/10/17 (n)(p)		1,900,000	1,899,458
Natixis SA
1.05%, 7/3/17 (n)(p)		2,200,000	2,199,808

Sempra Global
1.54%, 8/23/17 (n)(p)		$1,900,000	$1,895,623
Standard Chartered Bank
1.13%, 7/3/17 (n)(p)		800,000	799,925
Viacom, Inc.
1.50%, 8/4/17 (n)(p)		1,900,000	1,897,242
Vodafone Group plc
1.42%, 10/3/17 (n)(p)		800,000	797,021

Total Commercial Paper			18,335,788

Foreign Government Treasury Bills (0.8%)
Argentina Treasury Bills
7.55%, 9/15/17 (p)		300,000	295,297
3.04%, 2/9/18 (p)		1,300,000	1,276,181
Japanese Treasury Bills
(0.11)%, 7/3/17 (p)	JPY	610,000,000	5,423,476
(0.08)%, 12/11/17 (p)		603,000,000	5,363,036

Total Foreign Government Treasury Bills			12,357,990

	Number of Shares		Value (Note 1)
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares		12,519,306	12,523,062

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.2%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $102,000. (xx)		$100,000	100,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $300,028, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $306,000. (xx)		300,000	300,000

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $50,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $55,591. (xx)	$50,000	$50,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $68,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $75,654. (xx)	68,045	68,045
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,087,617, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,109,263. (xx)	1,087,513	1,087,513
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $100,009, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $102,001. (xx)	100,000	100,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $100,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	$100,000	$100,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $100,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $102,067. (xx)	100,000	100,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $100,011, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $102,012. (xx)	100,000	100,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $510,000. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $50,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $51,000. (xx)	50,000	50,000

Total Repurchase Agreements		2,755,558

U.S. Government Agency Security (1.6%)
FHLB
0.78%, 8/2/17 (o)(p)	1,700,000	1,698,790
0.84%, 8/18/17 (o)(p)	4,515,000	4,509,852
0.88%, 8/28/17 (o)(p)	4,100,000	4,094,067
1.01%, 9/20/17 (o)(p)	4,820,000	4,808,952
1.01%, 9/27/17 (o)(p)	5,500,000	5,486,279

See Notes to Financial Statements.

1162

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.08%, 11/10/17 (o)(p)	$2,775,000	$2,763,983
1.13%, 12/15/17 (o)(p)	2,000,000	1,989,546

Total U.S. Government Agency Securities		25,351,469

Total Short-Term Investments (4.8%) (Cost $76,133,318)		75,935,506

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
August 2017 @ $109.50*	27	—
August 2017 @ $111.00*	285	—
5 Year U.S. Treasury Notes
August 2017 @ $109.00*	21	—
August 2017 @ $109.25*	240	—
Euro-Bund
August 2017 @ EUR146.00*	48	549
Eurodollar
March 2018 @ $98.25*	148	12,025

Total Options Purchased (0.0%) (Cost $18,120)		12,574

Total Investments Before Options Written (109.6%) (Cost $1,746,445,396)		1,752,032,530

OPTION WRITTEN:
Call Option (0.0%)
Eurodollar
March 2018 @ $98.75*	(148)	(5,550)

Total Options Written (0.0%) (Premiums Received $15,882)		(5,550)

Total Investments after Options Written (109.6%) (Cost $1,746,429,514)		1,752,026,980
Other Assets Less Liabilities (-9.6%)		(152,739,430)

Net Assets (100%)		$1,599,287,550

*	Non-income producing.
†	Securities (totaling $582,496 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $94,668,956 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $524,160.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $9,233,994 or 0.6% of net assets.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $8,940,457 or 0.6% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $692,653.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $2,666,786. This was secured by cash collateral of $2,755,558 which was subsequently invested in joint repurchase agreements with a total value of $2,755,558, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $62,904 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 1.625%, maturing 9/30/17 - 7/15/23.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2017.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IO	—	Interest Only
JPY	—	Japanese Yen
NCUA	—	National Credit Union Administration
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

See Notes to Financial Statements.

1163

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	426	September-17	$53,648,922	$53,476,313	$(172,609)
2 Year U.S. Treasury Notes	65	September-17	14,063,376	14,047,109	(16,267)
5 Year U.S. Treasury Notes	424	September-17	50,074,678	49,962,438	(112,240)
Euro-Bund	86	September-17	16,034,399	15,899,664	(134,735)
U.S. Treasury Long Bond	44	September-17	6,718,933	6,762,250	43,317
U.S. Ultra Bond	43	September-17	7,004,026	7,132,625	128,599

					$(263,935)

Sales
10 Year Canadian Bond	25	September-17	$2,782,608	$2,709,554	$73,054
10 Year Japanese Government Bond	17	September-17	22,727,474	22,688,331	39,143
10 Year Mini Japanese Government Bond	12	September-17	1,604,617	1,602,809	1,808
10 Year U.S. Treasury Notes	30	September-17	3,772,451	3,765,937	6,514
3 Month Eurodollar	42	September-17	10,354,056	10,357,725	(3,669)
3 Month Eurodollar	124	December-17	30,576,062	30,542,750	33,312
3 Month Eurodollar	62	March-18	15,269,332	15,258,200	11,132
3 Month Eurodollar	136	June-18	33,462,653	33,444,100	18,553
3 Month Eurodollar	65	December-18	15,946,272	15,957,500	(11,228)
3 Month Eurodollar	62	March-19	15,201,033	15,212,475	(11,442)
Euro-OAT	192	September-17	32,773,587	32,560,595	212,992
Long Gilt	121	September-17	20,087,130	19,789,385	297,745

					$667,914

					$403,979

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	2,925	$3,809,666	$3,720,898	$88,768
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	2,694	3,508,800	3,433,631	75,169
British Pound vs. U.S. Dollar, expiring 8/2/17	JPMorgan Chase Bank	276	359,825	358,754	1,071
Danish Krone vs. U.S. Dollar, expiring 7/3/17	Bank of America	16,721	2,568,428	2,451,633	116,795
Danish Krone vs. U.S. Dollar, expiring 7/3/17	Bank of America	17,067	2,621,518	2,574,385	47,133
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	23,555	3,636,613	3,631,231	5,382
Danish Krone vs. U.S. Dollar, expiring 1/2/18	Deutsche Bank AG	31	4,812	4,727	85
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	10,602	1,654,930	1,625,515	29,415
Danish Krone vs. U.S. Dollar, expiring 10/1/18	JPMorgan Chase Bank	63	9,947	9,770	177
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	4,346	4,963,784	4,862,892	100,892
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	308	351,782	350,042	1,740
European Union Euro vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	598	683,005	671,645	11,360
European Union Euro vs. U.S. Dollar, expiring 7/13/17	JPMorgan Chase Bank	189	215,589	209,528	6,061
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Bank of America	394	450,713	449,898	815
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	273,200	2,428,984	2,477,538	(48,554)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	329,200	2,926,873	2,996,521	(69,648)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	178,400	1,586,130	1,608,945	(22,815)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	8,383	6,096,053	6,055,232	40,821
Swiss Franc vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	580	604,859	599,079	5,780

					$390,447

See Notes to Financial Statements.

1164

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	2,444	$3,141,555	$3,183,188	$(41,633)
Canadian Dollar vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	180	133,540	138,803	(5,263)
Canadian Dollar vs. U.S. Dollar, expiring 8/24/17	JPMorgan Chase Bank	90	68,177	69,705	(1,528)
Danish Krone vs. U.S. Dollar, expiring 7/3/17	JPMorgan Chase Bank	10,602	1,599,102	1,628,484	(29,382)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	5,117	749,037	790,004	(40,967)
Danish Krone vs. U.S. Dollar, expiring 1/2/18	JPMorgan Chase Bank	5,744	844,163	891,697	(47,534)
Danish Krone vs. U.S. Dollar, expiring 1/2/18	JPMorgan Chase Bank	9,996	1,459,096	1,551,776	(92,680)
Danish Krone vs. U.S. Dollar, expiring 1/2/18	JPMorgan Chase Bank	1,460	215,032	226,650	(11,618)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	16,665	2,441,222	2,601,341	(160,119)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	615	89,913	95,999	(6,086)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	5,540	809,064	864,772	(55,708)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	4,495	663,946	701,652	(37,706)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	6,690	991,243	1,044,283	(53,040)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	5,617	822,076	876,792	(54,716)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	18,361	2,733,256	2,866,080	(132,824)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	9,857	1,467,413	1,538,639	(71,226)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	3,838	563,503	599,097	(35,594)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	11,185	1,668,090	1,745,934	(77,844)
Danish Krone vs. U.S. Dollar, expiring 7/2/18	Bank of America	17,067	2,629,581	2,678,856	(49,275)
Danish Krone vs. U.S. Dollar, expiring 7/2/18	JPMorgan Chase Bank	10,355	1,601,366	1,625,333	(23,967)
Danish Krone vs. U.S. Dollar, expiring 7/3/18	Bank of America	6,400	948,298	1,004,617	(56,319)
Danish Krone vs. U.S. Dollar, expiring 7/3/18	Bank of America	6,695	997,675	1,050,924	(53,249)
Danish Krone vs. U.S. Dollar, expiring 7/3/18	JPMorgan Chase Bank	7,425	1,118,614	1,165,513	(46,899)
Danish Krone vs. U.S. Dollar, expiring 10/2/18	JPMorgan Chase Bank	4,305	663,953	679,781	(15,828)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	5,124	5,759,376	5,852,377	(93,001)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	128	143,774	146,195	(2,421)
European Union Euro vs. U.S. Dollar, expiring 7/13/17	JPMorgan Chase Bank	194	219,069	221,634	(2,565)
European Union Euro vs. U.S. Dollar, expiring 7/13/17	JPMorgan Chase Bank	112	127,780	127,548	232
European Union Euro vs. U.S. Dollar, expiring 7/13/17	Royal Bank of Scotland	751	799,039	857,822	(58,783)
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Bank of America	308	350,551	352,334	(1,783)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	26,700	240,622	237,386	3,236
Japanese Yen vs. U.S. Dollar, expiring 7/14/17	Bank of America	335,000	3,019,242	2,979,623	39,619
Japanese Yen vs. U.S. Dollar, expiring 7/14/17	Morgan Stanley	1,080,000	9,888,480	9,605,948	282,532
Korean Won vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	8,287,484	7,340,878	7,251,441	89,437
Malaysian Ringgit vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	1,188	279,121	275,984	3,137
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	8,383	6,055,232	6,096,053	(40,821)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	8,383	6,060,814	6,096,053	(35,239)
Swedish Krona vs. U.S. Dollar, expiring 8/15/17	JPMorgan Chase Bank	28,825	3,315,306	3,429,774	(114,468)
Taiwan Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	312,407	10,293,461	10,298,046	(4,585)

					$(1,136,478)

					$(746,031)

See Notes to Financial Statements.

1165

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Options Written:

Options written for the six months ended June 30, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2017	—	$—
Options Written	470	104,056
Options Terminated in Closing Purchase Transactions	(322)	(88,174)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2017	148	$15,882

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$61,366,740	$—	$61,366,740
Collateralized Mortgage Obligations	—	36,396,787	—	36,396,787
Commercial Mortgage-Backed Securities	—	31,839,236	—	31,839,236
Common Stocks
Consumer Staples	—	21	—	21
Financials	759	—	—	759
Corporate Bonds
Consumer Discretionary	—	11,414,990	—	11,414,990
Consumer Staples	—	4,235,234	—	4,235,234
Energy	—	9,744,521	—	9,744,521
Financials	—	96,326,866	582,496	96,909,362
Health Care	—	2,558,718	—	2,558,718
Industrials	—	1,570,935	—	1,570,935
Information Technology	—	4,598,291	—	4,598,291
Materials	—	2,107,900	—	2,107,900
Real Estate	—	5,850,822	—	5,850,822
Telecommunication Services	—	7,001,910	—	7,001,910
Utilities	—	3,458,291	—	3,458,291
Foreign Government Securities	—	30,640,820	—	30,640,820
Forward Currency Contracts	—	949,657	—	949,657
Futures	866,169	—	—	866,169
Loan Participations
Financials	—	3,011,787	—	3,011,787
Mortgage-Backed Securities	—	163,929,908	—	163,929,908
Municipal Bonds	—	6,835,035	—	6,835,035
Options Purchased
Put Options Purchased	12,574	—	—	12,574

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Certificates of Deposit	$—	$4,611,639	$—	$4,611,639
Commercial Paper	—	18,335,788	—	18,335,788
Foreign Government Treasury Bills	—	12,357,990	—	12,357,990
Investment Companies	12,523,062	—	—	12,523,062
Repurchase Agreements	—	2,755,558	—	2,755,558
U.S. Government Agency Securities	—	25,351,469	—	25,351,469
U.S. Government Agency Securities	—	428,843,429	—	428,843,429
U.S. Treasury Obligations	—	763,768,954	—	763,768,954

Total Assets	$13,402,564	$1,739,863,296	$582,496	$1,753,848,356

Liabilities:
Forward Currency Contracts	$—	$(1,695,688)	$—	$(1,695,688)
Futures	(462,190)	—	—	(462,190)
Options Written
Call Options Written	(5,550)	—	—	(5,550)

Total Liabilities	$(467,740)	$(1,695,688)	$—	$(2,163,428)

Total	$12,934,824	$1,738,167,608	$582,496	$1,751,684,928

(a)	Security with a market value of $21 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets Unrealized appreciation	$878,743	*
Foreign exchange contracts	Receivables	949,657

Total		$1,828,400

	Liability Derivatives
Interest rate contracts	Payables, Net assets Unrealized depreciation	$(467,740	)*
Foreign exchange contracts	Payables	(1,695,688)

Total		$(2,163,428)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$66,006	$288,080	$—	$354,086
Foreign exchange contracts	—	—	(97,708)	(97,708)

Total	$66,006	$288,080	$(97,708)	$256,378

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$8,366	$880,548	$—	$888,914
Foreign exchange contracts	—	—	(2,991,800)	(2,991,800)

Total	$8,366	$880,548	$(2,991,800)	$(2,102,886)

^ The Portfolio held forward foreign currency contracts, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $108,000,000 during the six months ended June 30, 2017, option contracts with an average notional balance of approximately $11,000 during six months ended June 30, 2017 and futures contracts with an average notional balance of approximately $307,039,000 during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$306,994	$(306,994)	$—	$—
Deutsche Bank AG	97,869	—	—	97,869
JPMorgan Chase Bank	262,262	(262,262)	—	—
Morgan Stanley	282,532	—	—	282,532

Total	$949,657	$(569,256)	$—	$380,401

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$825,052	$(306,994)	$—	$518,058
JPMorgan Chase Bank	811,853	(262,262)	—	549,591
Royal Bank of Scotland	58,783	—	—	58,783

Total	$1,695,688	$(569,256)	$—	$1,126,432

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	1.25%	6/7/2017	7/10/2017	$1,629,500	$(1,628,345)
BNP Paribas SA	1.28	6/8/2017	7/7/2017	2,238,500	(2,237,113)

					$(3,865,458)

(1)	The average amount of borrowings while outstanding for 35 days during the six months ended June 30, 2017, was approximately $5,793,000 at a weighted average interest rate of 1.11%.
(2)	Payable for sale-buyback transactions includes $2,542 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2017:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(3,865,458)	$3,852,013	$(13,446)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$—	$—	$—
U.S. Treasury Notes	—	3,865,458	—	—	3,865,458
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$3,865,458	$—	$—	$3,865,458

Gross amount of recognized liabilities for sale-buybacks					$3,865,458

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,387,679,979
Long-term U.S. government debt securities	172,290,526

$1,559,970,505

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,437,815,704
Long-term U.S. government debt securities	161,450,443

$1,599,266,147

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,991,914
Aggregate gross unrealized depreciation	(12,379,796)

Net unrealized appreciation	$3,612,118

Federal income tax cost of investments	$1,748,420,412

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,743,689,838)	$1,749,276,972
Repurchase Agreements (Cost $2,755,558)	2,755,558
Cash	39,171
Foreign cash (Cost $1,423,309)	1,424,025
Cash held as collateral at broker	1,189,496
Receivable for forward commitments	126,163,624
Receivable for securities sold	72,790,058
Dividends, interest and other receivables	7,661,991
Unrealized appreciation on forward foreign currency contracts	949,657
Due from broker for futures variation margin	511,370
Receivable from Separate Accounts for Trust shares sold	36,326
Security lending income receivable	1,608
Other assets	17,977

Total assets	1,962,817,833

LIABILITIES
Payable for forward commitments	275,673,258
Payable for securities purchased	77,521,676
Payable for sale-buyback financing transactions	3,865,458
Payable for return of collateral on securities loaned	2,755,558
Unrealized depreciation on forward foreign currency contracts	1,695,688
Payable to Separate Accounts for Trust shares redeemed	853,059
Investment management fees payable	537,611
Distribution fees payable – Class IB	228,487
Administrative fees payable	162,622
Distribution fees payable – Class IA	27,193
Payable for return of cash collateral on forward commitments	14,000
Options written, at value (Premiums received $15,882)	5,550
Trustees’ fees payable	3,099
Accrued expenses	187,024

Total liabilities	363,530,283

NET ASSETS	$1,599,287,550

Net assets were comprised of:
Paid in capital	$1,713,108,147
Accumulated undistributed net investment income (loss)	10,206,125
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(129,287,714)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	5,260,992

Net assets	$1,599,287,550

Class IA
Net asset value, offering and redemption price per share, $131,420,339 / 15,321,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.58

Class IB
Net asset value, offering and redemption price per share, $1,104,278,268 / 129,246,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.54

Class K
Net asset value, offering and redemption price per share, $363,588,943 / 42,355,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.58

(x)	Includes value of securities on loan of $2,666,786.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017

(Unaudited)

INVESTMENT INCOME
Interest	$14,843,552
Dividends	52,777
Securities lending (net)	11,248

Total income	14,907,577

EXPENSES
Investment management fees	3,168,276
Distribution fees – Class IB	1,395,217
Administrative fees	982,571
Distribution fees – Class IA	165,756
Custodian fees	78,847
Printing and mailing expenses	60,450
Professional fees	47,450
Trustees’ fees	19,047
Interest expense	7,364
Miscellaneous	36,453

Total expenses	5,961,431

NET INVESTMENT INCOME (LOSS)	8,946,146

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,061,119
Futures	288,080
Foreign currency transactions	(159,227)
Options written	88,149

Net realized gain (loss)	3,278,121

Change in unrealized appreciation (depreciation) on:
Investments	11,467,544
Futures	880,548
Foreign currency translations	(2,686,209)
Options written	10,332

Net change in unrealized appreciation (depreciation)	9,672,215

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,950,336

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,896,482

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,946,146	$18,667,096
Net realized gain (loss) on investments, options written, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	3,278,121	2,420,648
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	9,672,215	1,825,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,896,482	22,913,630

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,709,993)
Class IB	—	(13,448,362)
Class K	—	(4,710,228)

TOTAL DIVIDENDS	—	(19,868,583)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 270,829 and 1,002,343 shares, respectively ]	2,307,557	8,706,522
Capital shares issued in reinvestment of dividends [ 0 and 203,656 shares, respectively ]	—	1,709,993
Capital shares repurchased [ (1,921,266) and (2,292,692) shares, respectively ]	(16,339,947)	(19,848,268)

Total Class IA transactions	(14,032,390)	(9,431,753)

Class IB
Capital shares sold [ 2,816,002 and 8,126,900 shares, respectively ]	23,864,812	70,014,966
Capital shares issued in reinvestment of dividends [ 0 and 1,607,888 shares, respectively ]	—	13,448,362
Capital shares repurchased [ (8,460,387) and (25,444,585) shares, respectively ]	(71,859,543)	(219,234,612)

Total Class IB transactions	(47,994,731)	(135,771,284)

Class K
Capital shares sold [ 5,406,670 and 5,718,153 shares, respectively ]	46,149,636	49,227,238
Capital shares issued in reinvestment of dividends [ 0 and 561,314 shares, respectively ]	—	4,710,228
Capital shares repurchased [ (1,935,935) and (3,685,607) shares, respectively ]	(16,494,713)	(31,942,744)

Total Class K transactions	29,654,923	21,994,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,372,198)	(123,208,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,475,716)	(120,163,268)
NET ASSETS:
Beginning of period	1,609,763,266	1,729,926,534

End of period (a)	$1,599,287,550	$1,609,763,266

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,206,125	$1,259,979

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.46	$8.47	$8.54	$8.38	$8.61	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.07 (x)	0.07	0.05	0.04	(x)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.07	— #	(0.05)	0.18	(0.25)	0.18

Total from investment operations	0.12	0.09	0.02	0.25	(0.20)	0.22

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)	(0.09)	(0.03)	(0.05)

Net asset value, end of period	$8.58	$8.46	$8.47	$8.54	$8.38	$8.61

Total return (b)	1.42%	1.09%	0.28%	2.95%	(2.31)%	2.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,420	$143,640	$152,879	$166,246	$177,633	$204,780
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81%	0.81%	0.81%	0.85%	0.85%	0.63	%(j)
Before waivers (a)(f)	0.81%	0.81%	0.81%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%	1.04%	0.87%	0.84%	0.62%	0.48	%(x)
Before waivers (a)(f)	1.08%	1.04%	0.87%	0.84%	0.62%	0.28	%(x)
Portfolio turnover rate (z)^	93%	129%	120%	136%	125%	106%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.43	$8.43	$8.51	$8.35	$8.58	$8.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.07 (x)	0.07	0.06	0.04	(x)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.06	0.01	(0.06)	0.18	(0.26)	0.18

Total from investment operations	0.11	0.10	0.01	0.25	(0.20)	0.22

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)	(0.09)	(0.03)	(0.05)

Net asset value, end of period	$8.54	$8.43	$8.43	$8.51	$8.35	$8.58

Total return (b)	1.30%	1.20%	0.16%	2.96%	(2.32)%	2.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,104,278	$1,137,174	$1,269,949	$1,429,243	$1,609,561	$607,734
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81%	0.81%	0.81%	0.85%	0.85%	0.63	%(j)
Before waivers (a)(f)	0.81%	0.81%	0.81%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%	1.04%	0.87%	0.84%	0.67%	0.48	%(x)
Before waivers (a)(f)	1.08%	1.04%	0.87%	0.84%	0.67%	0.27	%(x)
Portfolio turnover rate (z)^	93%	129%	120%	136%	125%	106%

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K		2016	2015
Net asset value, beginning of period	$8.46	$8.46	$8.54	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.10 (x)	0.07
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.06	0.01	(0.06)	0.11

Total from investment operations	0.12	0.12	0.04	0.18

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.11)

Net asset value, end of period	$8.58	$8.46	$8.46	$8.54

Total return (b)	1.42%	1.46%	0.42%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$363,589	$328,949	$307,098	$162,377
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56%	0.56%	0.55%	0.56%
Before waivers (a)(f)	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.33%	1.30%	1.15%	1.09	%(l)
Before waivers (a)(f)	1.33%	1.30%	1.15%	1.09	%(l)
Portfolio turnover rate (z)^	93%	129%	120%	136%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.60% for Class IA and 0.85% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1173

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	18.0%
Information Technology	16.8
Health Care	14.9
Industrials	14.4
Consumer Discretionary	12.4
Repurchase Agreements	9.8
Real Estate	7.4
Materials	4.3
Utilities	3.6
Energy	3.6
Consumer Staples	2.7
Telecommunication Services	0.9
Investment Companies	0.7
Cash and Other	(9.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,047.54	$3.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.13
Class IB
Actual	1,000.00	1,047.54	3.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.13
Class K
Actual	1,000.00	1,048.46	1.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.93	1.88

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1174

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	50,375	$785,850
Cooper Tire & Rubber Co. (x)	33,322	1,202,924
Cooper-Standard Holdings, Inc.*	8,500	857,395
Dana, Inc.	85,565	1,910,666
Dorman Products, Inc.*	15,200	1,258,104
Fox Factory Holding Corp.*	20,100	715,560
Gentherm, Inc.*	22,600	876,880
Horizon Global Corp.*	11,560	166,002
LCI Industries	13,370	1,369,088
Modine Manufacturing Co.*	32,900	544,495
Motorcar Parts of America, Inc.*	10,300	290,872
Standard Motor Products, Inc.	12,800	668,416
Stoneridge, Inc.*	15,400	237,314
Superior Industries International, Inc.	13,100	269,205
Tenneco, Inc.	30,697	1,775,208
Tower International, Inc.	11,800	264,910

		13,192,889

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	607,110

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	846,336
Weyco Group, Inc.	3,700	103,156

		949,492

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.	36,000	1,366,200
American Public Education, Inc.*	12,607	298,156
Ascent Capital Group, Inc., Class A*	8,231	126,428
Bridgepoint Education, Inc.*	11,900	175,644
Capella Education Co.	7,045	603,052
Career Education Corp.*	38,600	370,560
Carriage Services, Inc.	8,500	229,160
Chegg, Inc. (x)*	46,200	567,798
Collectors Universe, Inc.	4,300	106,855
Grand Canyon Education, Inc.*	26,048	2,042,424
Houghton Mifflin Harcourt Co.*	77,300	950,790
K12, Inc.*	20,284	363,489
Laureate Education, Inc., Class A*	20,300	355,859
Regis Corp.*	21,352	219,285
Sotheby’s*	21,802	1,170,113
Strayer Education, Inc.	6,500	605,930
Weight Watchers International, Inc.*	17,900	598,218

		10,149,961

Hotels, Restaurants & Leisure (3.3%)
Belmond Ltd., Class A*	48,009	638,520
Biglari Holdings, Inc.*	591	236,246
BJ’s Restaurants, Inc.*	12,134	451,992

Bloomin’ Brands, Inc.	59,800	$1,269,554
Bob Evans Farms, Inc.	11,390	818,144
Bojangles’, Inc.*	11,400	185,250
Boyd Gaming Corp.	46,700	1,158,627
Brinker International, Inc. (x)	28,200	1,074,420
Buffalo Wild Wings, Inc.*	10,000	1,267,000
Caesars Acquisition Co., Class A*	27,300	520,065
Caesars Entertainment Corp. (x)*	32,400	388,800
Carrols Restaurant Group, Inc.*	19,700	241,325
Century Casinos, Inc.*	12,200	89,914
Cheesecake Factory, Inc. (The)	25,721	1,293,766
Churchill Downs, Inc.	7,793	1,428,457
Chuy’s Holdings, Inc.*	11,000	257,400
ClubCorp Holdings, Inc.	36,400	476,840
Cracker Barrel Old Country Store, Inc. (x)	11,023	1,843,597
Dave & Buster’s Entertainment, Inc.*	24,100	1,602,891
Del Frisco’s Restaurant Group, Inc.*	11,400	183,540
Del Taco Restaurants, Inc.*	14,300	196,625
Denny’s Corp.*	40,100	471,977
DineEquity, Inc. (x)	11,281	496,928
El Pollo Loco Holdings, Inc. (x)*	15,200	210,520
Eldorado Resorts, Inc.*	24,559	491,180
Empire Resorts, Inc. (x)*	1,100	26,290
Fiesta Restaurant Group, Inc.*	15,400	318,010
Fogo De Chao, Inc.*	3,000	41,700
Golden Entertainment, Inc.*	500	10,355
Habit Restaurants, Inc. (The), Class A*	9,400	148,520
ILG, Inc.	65,336	1,796,087
International Speedway Corp., Class A	15,100	567,005
Intrawest Resorts Holdings, Inc.*	8,200	194,668
J Alexander’s Holdings, Inc.*	8,306	101,749
Jack in the Box, Inc.	18,739	1,845,791
La Quinta Holdings, Inc.*	52,900	781,333
Lindblad Expeditions Holdings, Inc.*	5,300	55,650
Marcus Corp. (The)	10,400	314,080
Marriott Vacations Worldwide Corp.	12,900	1,518,975
Monarch Casino & Resort, Inc.*	6,100	184,525
Nathan’s Famous, Inc.*	1,700	107,100
Noodles & Co. (x)*	1,300	5,070
Papa John’s International, Inc.	15,642	1,122,470
Penn National Gaming, Inc.*	47,700	1,020,780
Pinnacle Entertainment, Inc.*	31,200	616,512
Planet Fitness, Inc., Class A	48,300	1,127,322
Potbelly Corp.*	13,700	157,550
Red Robin Gourmet Burgers, Inc.*	8,200	535,050
Red Rock Resorts, Inc., Class A	38,900	916,095
Ruby Tuesday, Inc.*	24,600	49,446
Ruth’s Hospitality Group, Inc.	15,900	345,825

See Notes to Financial Statements.

1175

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Scientific Games Corp., Class A*	31,300	$816,930
SeaWorld Entertainment, Inc.	38,600	628,022
Shake Shack, Inc., Class A (x)*	9,000	313,920
Sonic Corp.	27,538	729,482
Speedway Motorsports, Inc.	11,100	202,797
Texas Roadhouse, Inc.	39,618	2,018,536
Wingstop, Inc. (x)	16,600	512,940
Zoe’s Kitchen, Inc. (x)*	10,900	129,819

		36,553,982

Household Durables (1.4%)
AV Homes, Inc.*	7,600	152,380
Bassett Furniture Industries, Inc.	5,900	223,905
Beazer Homes USA, Inc.*	22,500	308,700
Cavco Industries, Inc.*	4,900	635,285
Century Communities, Inc.*	8,700	215,760
CSS Industries, Inc.	4,900	128,184
Ethan Allen Interiors, Inc.	14,154	457,174
Flexsteel Industries, Inc.	3,700	200,207
GoPro, Inc., Class A (x)*	57,100	464,223
Green Brick Partners, Inc.*	13,900	159,155
Helen of Troy Ltd.*	16,498	1,552,461
Hooker Furniture Corp.	6,500	267,475
Hovnanian Enterprises, Inc., Class A*	69,900	195,720
Installed Building Products, Inc.*	11,100	587,745
iRobot Corp. (x)*	15,900	1,337,826
KB Home	47,900	1,148,163
La-Z-Boy, Inc.	28,209	916,793
LGI Homes, Inc. (x)*	8,900	357,602
Libbey, Inc.	10,600	85,436
Lifetime Brands, Inc.	6,300	114,345
M/I Homes, Inc.*	12,300	351,165
MDC Holdings, Inc.	23,875	843,504
Meritage Homes Corp.*	21,939	925,826
NACCO Industries, Inc., Class A	2,600	184,210
PICO Holdings, Inc.*	12,600	220,500
Taylor Morrison Home Corp., Class A*	35,000	840,350
TopBuild Corp.*	21,800	1,156,926
TRI Pointe Group, Inc.*	85,601	1,129,077
Universal Electronics, Inc.*	8,100	541,485
William Lyon Homes, Class A (x)*	11,900	287,266
ZAGG, Inc.*	15,800	136,670

		16,125,518

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	16,700	162,825
Duluth Holdings, Inc., Class B (x)*	8,200	149,322
Etsy, Inc.*	59,400	891,000
FTD Cos., Inc.*	11,454	229,080
Groupon, Inc. (x)*	194,600	747,264
HSN, Inc.	18,068	576,369
Lands’ End, Inc. (x)*	9,500	141,550

Liberty TripAdvisor Holdings, Inc., Class A*	42,200	$489,520
Nutrisystem, Inc.	16,600	864,030
Overstock.com, Inc.*	8,500	138,550
PetMed Express, Inc.	11,400	462,840
Shutterfly, Inc.*	19,497	926,108

		5,778,458

Leisure Products (0.3%)
Acushnet Holdings Corp.	12,900	255,936
American Outdoor Brands Corp.*	29,835	661,144
Callaway Golf Co.	52,763	674,311
Johnson Outdoors, Inc., Class A	3,300	159,093
Malibu Boats, Inc., Class A*	10,400	269,048
Marine Products Corp.	600	9,366
MCBC Holdings, Inc.*	100	1,955
Nautilus, Inc.*	18,300	350,445
Sturm Ruger & Co., Inc. (x)	10,600	658,790
Vista Outdoor, Inc.*	32,800	738,328

		3,778,416

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A (x)	31,456	715,624
Central European Media Enterprises Ltd., Class A (x)*	43,900	175,600
Daily Journal Corp. (x)*	600	123,768
Entercom Communications Corp., Class A (x)	17,800	184,230
Entravision Communications Corp., Class A	32,600	215,160
Eros International plc (x)*	16,000	183,200
EW Scripps Co. (The), Class A*	34,312	611,097
Gannett Co., Inc.	66,500	579,880
Global Eagle Entertainment, Inc. (x)*	14,000	49,840
Gray Television, Inc.*	35,600	487,720
Hemisphere Media Group, Inc. (x)*	4,700	55,695
IMAX Corp.*	34,100	750,200
Liberty Media Corp-Liberty Braves, Class A*	8,000	191,120
Liberty Media Corp-Liberty Braves, Class C*	18,100	433,857
Loral Space & Communications, Inc.*	7,396	307,304
MDC Partners, Inc., Class A (x)	31,500	311,850
Meredith Corp. (x)	21,500	1,278,175
MSG Networks, Inc., Class A*	33,700	756,565
National CineMedia, Inc.	38,023	282,131
New Media Investment Group, Inc.	25,900	349,132
New York Times Co. (The), Class A	71,400	1,263,780
Nexstar Media Group, Inc., Class A	24,906	1,489,378
Reading International, Inc., Class A*	10,200	164,526
Saga Communications, Inc., Class A	2,100	96,075

See Notes to Financial Statements.

1176

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Salem Media Group, Inc.	200	$1,420
Scholastic Corp.	14,860	647,747
Sinclair Broadcast Group, Inc., Class A (x)	42,600	1,401,540
Time, Inc.	58,900	845,215
tronc, Inc.*	15,300	197,217
World Wrestling Entertainment, Inc., Class A (x)	20,400	415,548

		14,564,594

Multiline Retail (0.4%)
Big Lots, Inc. (x)	25,600	1,236,480
Dillard’s, Inc., Class A (x)	8,700	501,903
Fred’s, Inc., Class A (x)	20,315	187,507
JC Penney Co, Inc. (x)*	177,700	826,305
Ollie’s Bargain Outlet Holdings, Inc.*	27,300	1,162,980
Sears Holdings Corp. (x)*	17,600	155,936

		4,071,111

Specialty Retail (2.2%)
Aaron’s, Inc.	37,200	1,447,080
Abercrombie & Fitch Co., Class A	39,300	488,892
American Eagle Outfitters, Inc.	94,800	1,142,340
America’s Car-Mart, Inc. (x)*	4,400	171,160
Asbury Automotive Group, Inc.*	11,442	647,045
Ascena Retail Group, Inc. (x)*	97,562	209,758
At Home Group, Inc.*	6,400	149,056
Barnes & Noble Education, Inc.*	22,975	244,224
Barnes & Noble, Inc.	36,300	275,880
Big 5 Sporting Goods Corp. (x)	10,200	133,110
Boot Barn Holdings, Inc. (x)*	2,400	16,992
Buckle, Inc. (The) (x)	17,889	318,424
Caleres, Inc.	27,663	768,478
Camping World Holdings, Inc., Class A	5,900	182,015
Carvana Co. (x)*	13,800	282,486
Cato Corp. (The), Class A	15,723	276,568
Chico’s FAS, Inc.	80,900	762,078
Children’s Place, Inc. (The)	11,390	1,162,919
Citi Trends, Inc.	8,300	176,126
Conn’s, Inc. (x)*	11,600	221,560
Container Store Group, Inc. (The)*	11,600	68,672
DSW, Inc., Class A	38,100	674,370
Express, Inc.*	47,000	317,250
Finish Line, Inc. (The), Class A	29,613	419,616
Five Below, Inc.*	31,305	1,545,528
Francesca’s Holdings Corp.*	21,900	239,586
Genesco, Inc.*	12,357	418,902
GNC Holdings, Inc., Class A (x)	38,800	327,084
Group 1 Automotive, Inc.	11,937	755,851
Guess?, Inc.	35,400	452,412
Haverty Furniture Cos., Inc.	12,200	306,220
Hibbett Sports, Inc.*	13,155	272,966
Kirkland’s, Inc.*	8,500	87,380
Lithia Motors, Inc., Class A	13,600	1,281,528
Lumber Liquidators Holdings, Inc. (x)*	15,976	400,359

MarineMax, Inc.*	14,200	$277,610
Monro Muffler Brake, Inc. (x)	17,604	734,967
Office Depot, Inc.	313,000	1,765,321
Party City Holdco, Inc. (x)*	14,200	222,230
Pier 1 Imports, Inc.	46,456	241,107
Rent-A-Center, Inc. (x)	34,103	399,687
RH (x)*	22,200	1,432,344
Select Comfort Corp.*	24,800	880,152
Shoe Carnival, Inc.	8,100	169,128
Sonic Automotive, Inc., Class A	18,325	356,421
Sportsman’s Warehouse Holdings, Inc. (x)*	6,400	34,560
Tailored Brands, Inc. (x)	29,451	328,673
Tile Shop Holdings, Inc.	18,400	379,960
Tilly’s, Inc., Class A	7,200	73,080
Vitamin Shoppe, Inc.*	13,900	161,935
West Marine, Inc.	10,600	136,210
Winmark Corp.	1,300	167,635
Zumiez, Inc.*	12,700	156,845

		24,561,780

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	15,468	898,072
Crocs, Inc.*	42,834	330,250
Culp, Inc.	6,200	201,500
Deckers Outdoor Corp.*	19,500	1,331,070
Fossil Group, Inc. (x)*	23,700	245,295
G-III Apparel Group Ltd.*	24,200	603,790
Iconix Brand Group, Inc.*	27,931	193,003
Movado Group, Inc.	9,000	227,250
Oxford Industries, Inc.	8,700	543,663
Perry Ellis International, Inc.*	7,200	140,112
Sequential Brands Group, Inc. (x)*	5,800	23,142
Steven Madden Ltd.*	35,340	1,411,833
Unifi, Inc.*	9,000	277,200
Vera Bradley, Inc.*	16,100	157,458
Wolverine World Wide, Inc.	55,580	1,556,796

		8,140,434

Total Consumer Discretionary		138,473,745

Consumer Staples (2.7%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	4,974	657,314
Castle Brands, Inc. (x)*	20,100	34,572
Coca-Cola Bottling Co. Consolidated	2,600	595,062
Craft Brew Alliance, Inc.*	5,700	96,045
MGP Ingredients, Inc. (x)	7,100	363,307
National Beverage Corp.	6,700	626,852
Primo Water Corp.*	15,000	190,500

		2,563,652

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	16,409	560,367
Chefs’ Warehouse, Inc. (The) (x)*	10,900	141,700
Ingles Markets, Inc., Class A	7,600	253,080

See Notes to Financial Statements.

1177

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Natural Grocers by Vitamin Cottage, Inc. (x)*	9,700	$80,219
Performance Food Group Co.*	40,700	1,115,180
PriceSmart, Inc.	11,452	1,003,195
Smart & Final Stores, Inc. (x)*	19,800	180,180
SpartanNash Co.	20,870	541,785
SUPERVALU, Inc.*	147,800	486,262
United Natural Foods, Inc.*	28,488	1,045,510
Village Super Market, Inc., Class A	4,600	119,232
Weis Markets, Inc.	5,551	270,445

		5,797,155

Food Products (1.3%)
Alico, Inc.	600	18,780
Amplify Snack Brands, Inc. (x)*	20,400	196,656
B&G Foods, Inc. (x)	37,700	1,342,120
Calavo Growers, Inc.	8,900	614,545
Cal-Maine Foods, Inc. (x)*	17,384	688,406
Darling Ingredients, Inc.*	94,299	1,484,266
Dean Foods Co.	53,900	916,300
Farmer Brothers Co.*	5,517	166,889
Fresh Del Monte Produce, Inc.	18,504	942,039
Freshpet, Inc. (x)*	13,100	217,460
Hostess Brands, Inc.*	45,800	737,380
J&J Snack Foods Corp.	8,603	1,136,198
John B Sanfilippo & Son, Inc.	4,800	302,928
Lancaster Colony Corp.	10,737	1,316,571
Landec Corp.*	15,400	228,690
Lifeway Foods, Inc.*	12,515	116,890
Limoneira Co.	7,200	170,136
Omega Protein Corp.	12,100	216,590
Sanderson Farms, Inc. (x)	11,493	1,329,165
Seneca Foods Corp., Class A*	5,700	176,985
Snyder’s-Lance, Inc.	45,566	1,577,496
Tootsie Roll Industries, Inc. (x)	14,910	519,614

		14,416,104

Household Products (0.3%)
Central Garden & Pet Co.*	6,000	190,740
Central Garden & Pet Co., Class A*	19,233	577,375
HRG Group, Inc.*	67,100	1,188,341
Oil-Dri Corp. of America	3,000	126,030
Orchids Paper Products Co. (x)	6,800	88,060
WD-40 Co.	8,227	907,849

		3,078,395

Personal Products (0.2%)
elf Beauty, Inc. (x)*	11,000	299,310
Inter Parfums, Inc.	9,100	333,515
Medifast, Inc.	6,000	248,820
Natural Health Trends Corp. (x)	6,800	189,380
Nature’s Sunshine Products, Inc.	600	7,950
Nutraceutical International Corp.	5,700	237,405
Revlon, Inc., Class A*	9,900	234,630
USANA Health Sciences, Inc.*	7,000	448,700

		1,999,710

Tobacco (0.2%)
Turning Point Brands, Inc.*	300	4,602

Universal Corp.	14,153	$915,699
Vector Group Ltd.	52,444	1,118,106

		2,038,407

Total Consumer Staples		29,893,423

Energy (3.6%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	36,800	419,520
Atwood Oceanics, Inc. (x)*	43,400	353,710
Basic Energy Services, Inc. (x)*	6,100	151,890
Bristow Group, Inc. (x)	36,980	282,897
C&J Energy Services, Inc.*	26,600	911,582
CARBO Ceramics, Inc. (x)*	20,700	141,795
Diamond Offshore Drilling, Inc. (x)*	37,000	400,710
Dril-Quip, Inc.*	21,700	1,058,960
Ensco plc, Class A	174,600	900,936
Era Group, Inc.*	13,200	124,872
Exterran Corp.*	18,400	491,280
Fairmount Santrol Holdings, Inc. (x)*	128,200	499,980
Forum Energy Technologies, Inc.*	34,400	536,640
Frank’s International NV (x)	11,800	97,822
Geospace Technologies Corp.*	9,500	131,385
Gulf Island Fabrication, Inc. (x)	800	9,280
Helix Energy Solutions Group, Inc.*	79,400	447,816
Independence Contract Drilling, Inc.*	19,200	74,688
Keane Group, Inc. (x)*	20,200	323,200
Key Energy Services, Inc. (x)*	1,300	25,012
Mammoth Energy Services, Inc.*	6,300	117,180
Matrix Service Co.*	17,100	159,885
McDermott International, Inc.*	162,200	1,162,974
Natural Gas Services Group, Inc.*	6,777	168,408
NCS Multistage Holdings, Inc.*	2,000	50,360
Newpark Resources, Inc.*	47,602	349,875
Noble Corp. plc (x)	139,900	506,438
Oil States International, Inc.*	29,100	790,065
Parker Drilling Co.*	106,929	144,354
PHI, Inc. (Non-Voting)*	9,300	90,768
Pioneer Energy Services Corp.*	51,200	104,960
ProPetro Holding Corp.*	9,300	129,828
RigNet, Inc.*	9,300	149,265
Rowan Cos. plc, Class A*	66,800	684,032
SEACOR Holdings, Inc.*	9,200	315,560
SEACOR Marine Holdings, Inc. (x)*	14,649	298,254
Select Energy Services, Inc., Class A*	2,900	35,235
Smart Sand, Inc. (x)*	15,600	138,996
Solaris Oilfield Infrastructure, Inc., Class A*	3,600	41,508
Superior Energy Services, Inc.*	87,200	909,496
Tesco Corp.*	25,900	115,255
TETRA Technologies, Inc.*	80,061	223,370
Unit Corp.*	28,500	533,805
US Silica Holdings, Inc.	53,200	1,888,068

See Notes to Financial Statements.

1178

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Willbros Group, Inc.*	1,200	$2,964

		16,494,878

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	106,600	172,692
Adams Resources & Energy, Inc.	100	4,108
Alon USA Energy, Inc.	24,300	323,676
Approach Resources, Inc.*	9,000	30,330
Arch Coal, Inc., Class A (x)	12,600	860,580
Ardmore Shipping Corp.	17,600	143,440
Bill Barrett Corp.*	61,902	190,039
Bonanza Creek Energy, Inc.*	11,600	367,836
California Resources Corp. (x)*	39,400	336,870
Callon Petroleum Co.*	108,221	1,148,225
Carrizo Oil & Gas, Inc.*	35,603	620,204
Clean Energy Fuels Corp. (x)*	70,859	179,982
Cloud Peak Energy, Inc.*	10,000	35,300
Cobalt International Energy, Inc.*	2	4
Contango Oil & Gas Co.*	11,849	78,677
CVR Energy, Inc. (x)	14,000	304,640
Delek US Holdings, Inc.	34,200	904,248
Denbury Resources, Inc.*	198,900	304,317
DHT Holdings, Inc.	61,500	255,225
Dorian LPG Ltd.*	19,900	162,782
Earthstone Energy, Inc. (x)*	1,400	14,014
Eclipse Resources Corp.*	93,994	268,823
Energy XXI Gulf Coast, Inc. (x)*	16,900	313,833
EP Energy Corp., Class A (x)*	51,500	188,490
Evolution Petroleum Corp.	15,200	123,120
EXCO Resources, Inc. (x)*	1	3
Frontline Ltd. (x)	47,900	274,467
GasLog Ltd. (x)	23,500	358,375
Gastar Exploration, Inc. (x)*	18,400	17,038
Gener8 Maritime, Inc.*	22,600	128,594
Golar LNG Ltd.	55,100	1,225,976
Green Plains, Inc.	21,700	445,935
Halcon Resources Corp. (x)*	35,600	161,624
Hallador Energy Co.	900	6,993
International Seaways, Inc.*	25,466	551,848
Isramco, Inc.*	1,321	151,122
Jagged Peak Energy, Inc. (x)*	26,200	349,770
Jones Energy, Inc., Class A (x)*	34,965	55,944
Jura Energy Corp.*	690	32
Lilis Energy, Inc. (x)*	3,700	18,130
Matador Resources Co. (x)*	51,100	1,092,007
Midstates Petroleum Co., Inc.*	1,500	19,005
Navios Maritime Acquisition Corp.	27,900	41,013
Nordic American Tankers Ltd. (x)	56,601	358,850
Oasis Petroleum, Inc.*	135,028	1,086,975
Overseas Shipholding Group, Inc., Class A*	23,200	61,712
Pacific Ethanol, Inc.*	22,000	137,500
Panhandle Oil and Gas, Inc., Class A	9,300	214,830
Par Pacific Holdings, Inc. (x)*	17,600	317,504
PDC Energy, Inc.*	37,835	1,631,068

Peabody Energy Corp.*	28,100	$687,045
Penn Virginia Corp. (x)*	600	22,050
Renewable Energy Group, Inc.*	24,200	313,390
Resolute Energy Corp. (x)*	12,400	369,148
REX American Resources Corp.*	3,600	347,616
Ring Energy, Inc.*	23,700	308,100
Rosehill Resources, Inc.*	400	3,336
Sanchez Energy Corp. (x)*	38,700	277,866
Scorpio Tankers, Inc.	89,700	356,109
SemGroup Corp., Class A	38,200	1,031,400
Ship Finance International Ltd. (x)	36,005	489,668
SilverBow Resources, Inc.*	500	13,080
SRC Energy, Inc. (x)*	154,100	1,037,093
Stone Energy Corp. (x)*	2,800	51,464
Teekay Corp.	56,300	375,521
Teekay Tankers Ltd., Class A	99,557	187,167
Tellurian, Inc.*	9,200	92,276
Ultra Petroleum Corp. (x)*	111,800	1,213,030
Uranium Energy Corp. (x)*	8,900	14,151
W&T Offshore, Inc. (x)*	66,444	130,230
Westmoreland Coal Co.*	16,000	77,920
WildHorse Resource Development Corp. (x)*	21,000	259,770

		23,695,200

Total Energy		40,190,078

Financials (18.0%)
Banks (10.3%)
1st Source Corp.	9,072	434,912
Access National Corp. (x)	8,897	235,948
ACNB Corp. (x)	3,700	112,850
Allegiance Bancshares, Inc.*	6,700	256,610
American National Bankshares, Inc.	5,100	188,445
Ameris Bancorp	20,854	1,005,163
Ames National Corp.	5,450	166,770
Arrow Financial Corp.	6,806	215,410
Atlantic Capital Bancshares, Inc.*	11,000	209,000
Banc of California, Inc. (x)	27,900	599,850
BancFirst Corp.	4,500	434,700
Banco Latinoamericano de Comercio Exterior SA, Class E	17,381	475,892
Bancorp, Inc. (The)*	32,500	246,350
BancorpSouth, Inc.	50,000	1,525,000
Bank of Commerce Holdings	600	6,630
Bank of Marin Bancorp	3,600	221,580
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,050,280
Bankwell Financial Group, Inc.	3,800	118,674
Banner Corp.	23,000	1,299,730
Bar Harbor Bankshares	8,446	260,306
BCB Bancorp, Inc.	300	4,590
Berkshire Hills Bancorp, Inc.	19,194	674,669
Blue Hills Bancorp, Inc.	14,100	252,390
Boston Private Financial Holdings, Inc.	46,970	720,990

See Notes to Financial Statements.

1179

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Bridge Bancorp, Inc.	10,481	$349,017
Brookline Bancorp, Inc.	39,977	583,664
Bryn Mawr Bank Corp.	9,280	394,400
BSB Bancorp, Inc.*	5,300	155,025
C&F Financial Corp.	2,100	98,490
Cadence BanCorp*	900	19,692
Camden National Corp.	8,750	375,463
Capital Bank Financial Corp., Class A	22,836	870,052
Capital City Bank Group, Inc.	7,600	155,192
Capstar Financial Holdings, Inc.*	900	15,966
Carolina Financial Corp.	4,100	132,512
Cathay General Bancorp	41,947	1,591,889
CenterState Banks, Inc.	28,093	698,392
Central Pacific Financial Corp.	17,100	538,137
Central Valley Community Bancorp	6,100	135,176
Century Bancorp, Inc., Class A	2,000	127,200
Chemical Financial Corp.	44,794	2,168,478
Chemung Financial Corp.	400	16,352
Citizens & Northern Corp.	7,502	174,497
City Holding Co.	8,450	556,602
Civista Bancshares, Inc.	500	10,440
CNB Financial Corp.	8,900	213,333
CoBiz Financial, Inc.	21,321	370,985
Codorus Valley Bancorp, Inc.	5,120	145,408
Columbia Banking System, Inc.	33,285	1,326,407
Commerce Union Bancshares, Inc. (x)	200	4,774
Community Bank System, Inc.	28,102	1,567,249
Community Bankers Trust Corp. (x)*	700	5,775
Community Financial Corp. (The) (x)	200	7,700
Community Trust Bancorp, Inc.	8,725	381,719
ConnectOne Bancorp, Inc.	16,200	365,310
County Bancorp, Inc.	700	16,800
CU Bancorp*	9,400	339,810
Customers Bancorp, Inc.*	14,900	421,372
CVB Financial Corp.	58,087	1,302,891
DNB Financial Corp. (x)	200	6,860
Eagle Bancorp, Inc.*	17,550	1,110,915
Enterprise Bancorp, Inc.	5,600	199,024
Enterprise Financial Services Corp.	12,495	509,796
Equity Bancshares, Inc., Class A*	5,400	165,456
Evans Bancorp, Inc. (x)	100	3,995
Farmers & Merchants Bancorp, Inc.	100	6,200
Farmers Capital Bank Corp.	4,700	181,185
Farmers National Banc Corp.	14,800	214,600
FB Financial Corp. (x)*	5,800	209,902
FCB Financial Holdings, Inc., Class A*	24,200	1,155,550
Fidelity Southern Corp.	11,300	258,318
Financial Institutions, Inc.	8,900	265,220
First Bancorp	11,310	353,551
First BanCorp*	125,900	728,961
First Bancorp, Inc.	5,519	149,344
First Bancshares, Inc. (The)	200	5,520
First Busey Corp.	17,735	519,990

First Business Financial Services, Inc.	5,400	$124,632
First Citizens BancShares, Inc., Class A	4,300	1,602,610
First Commonwealth Financial Corp.	51,113	648,113
First Community Bancshares, Inc.	9,000	246,150
First Community Financial Partners, Inc.*	8,900	114,810
First Connecticut Bancorp, Inc.	8,500	218,025
First Financial Bancorp	35,316	978,253
First Financial Bankshares, Inc.	36,624	1,618,781
First Financial Corp.	5,700	269,610
First Financial Northwest, Inc.	1,600	25,808
First Foundation, Inc.*	15,100	248,093
First Guaranty Bancshares, Inc. (x)	200	5,448
First Internet Bancorp	4,400	123,420
First Interstate BancSystem, Inc., Class A	13,527	503,204
First Merchants Corp.	23,400	939,276
First Mid-Illinois Bancshares, Inc.	5,200	178,048
First Midwest Bancorp, Inc.	65,868	1,535,383
First Northwest Bancorp*	7,100	111,967
First of Long Island Corp. (The)	12,275	351,065
Flushing Financial Corp.	15,942	449,405
FNB Bancorp	300	8,238
Franklin Financial Network, Inc.*	6,600	272,250
Fulton Financial Corp.	99,800	1,896,200
German American Bancorp, Inc.	12,150	414,194
Glacier Bancorp, Inc.	43,714	1,600,370
Great Southern Bancorp, Inc.	6,130	327,955
Great Western Bancorp, Inc.	33,400	1,363,054
Green Bancorp, Inc.*	13,000	252,200
Guaranty Bancorp	10,000	272,000
Guaranty Bancshares, Inc.	500	15,975
Hancock Holding Co.	48,486	2,375,813
Hanmi Financial Corp.	18,000	512,100
HarborOne Bancorp, Inc.*	9,300	185,628
Heartland Financial USA, Inc.	13,400	631,140
Heritage Commerce Corp.	16,500	227,370
Heritage Financial Corp.	17,362	460,093
Hilltop Holdings, Inc.	42,000	1,100,820
Home BancShares, Inc.	83,000	2,066,700
HomeTrust Bancshares, Inc.*	10,100	246,440
Hope Bancorp, Inc.	73,614	1,372,901
Horizon Bancorp	11,300	297,755
Howard Bancorp, Inc.*	300	5,775
IBERIABANK Corp.	29,285	2,386,727
Independent Bank Corp.	26,586	1,246,627
Independent Bank Group, Inc.	10,100	600,950
International Bancshares Corp.	31,390	1,100,220
Investar Holding Corp. (x)	300	6,870
Investors Bancorp, Inc.	168,340	2,249,022
Lakeland Bancorp, Inc.	23,635	445,520
Lakeland Financial Corp.	13,800	633,144
LCNB Corp.	5,800	116,000
LegacyTexas Financial Group, Inc.	25,560	974,603
Live Oak Bancshares, Inc. (x)	10,200	246,840
Macatawa Bank Corp.	17,200	164,088

See Notes to Financial Statements.

1180

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

MainSource Financial Group, Inc.	13,281	$445,046
MB Financial, Inc.	51,151	2,252,689
MBT Financial Corp.	11,700	113,490
Mercantile Bank Corp.	9,200	289,616
Middlefield Banc Corp.	100	5,040
Midland States Bancorp, Inc.	6,200	207,824
MidSouth Bancorp, Inc. (x)	1,600	18,800
MidWestOne Financial Group, Inc.	5,600	189,784
MutualFirst Financial, Inc.	3,400	121,380
National Bank Holdings Corp., Class A	13,800	456,918
National Bankshares, Inc. (x)	4,200	171,360
National Commerce Corp.*	5,500	217,525
NBT Bancorp, Inc.	24,582	908,305
Nicolet Bankshares, Inc.*	2,500	136,775
Northeast Bancorp	400	8,140
Northrim BanCorp, Inc.	4,500	136,800
Norwood Financial Corp. (x)	100	4,225
OFG Bancorp	25,800	258,000
Ohio Valley Banc Corp. (x)	200	7,210
Old Line Bancshares, Inc.	5,700	160,626
Old National Bancorp	78,605	1,355,936
Old Point Financial Corp. (x)	200	6,576
Old Second Bancorp, Inc.	17,800	205,590
Opus Bank	12,400	300,080
Orrstown Financial Services, Inc.	1,200	27,420
Pacific Continental Corp.	11,930	304,812
Pacific Mercantile Bancorp*	2,900	25,520
Pacific Premier Bancorp, Inc.*	20,393	752,502
Paragon Commercial Corp. (x)*	600	31,482
Park National Corp.	7,648	793,251
Park Sterling Corp.	29,800	354,024
Parke Bancorp, Inc.	200	4,480
Peapack Gladstone Financial Corp.	9,000	281,610
Penns Woods Bancorp, Inc.	3,300	135,894
Peoples Bancorp of North Carolina, Inc. (x)	400	12,640
Peoples Bancorp, Inc.	9,220	296,239
Peoples Financial Services Corp.	4,200	183,666
People’s Utah Bancorp	7,900	211,720
Preferred Bank	7,000	374,290
Premier Financial Bancorp, Inc.	5,970	123,042
QCR Holdings, Inc.	6,800	322,320
Renasant Corp.	24,681	1,079,547
Republic Bancorp, Inc., Class A	5,700	203,490
Republic First Bancorp, Inc. (x)*	28,800	266,400
S&T Bancorp, Inc.	20,325	728,855
Sandy Spring Bancorp, Inc.	13,551	550,984
Seacoast Banking Corp. of Florida*	32,100	773,610
ServisFirst Bancshares, Inc.	25,200	929,628
Shore Bancshares, Inc.	8,300	136,535
Sierra Bancorp	7,366	180,835
Simmons First National Corp., Class A	16,900	894,010
SmartFinancial, Inc. (x)*	200	4,776

South State Corp.	15,880	$1,360,916
Southern First Bancshares, Inc.*	4,100	151,905
Southern National Bancorp of Virginia, Inc.	7,200	126,720
Southside Bancshares, Inc.	16,088	562,129
Southwest Bancorp, Inc.	10,157	259,511
State Bank Financial Corp.	23,200	629,184
Sterling Bancorp	72,717	1,690,670
Stock Yards Bancorp, Inc.	12,150	472,635
Stonegate Bank	7,000	323,260
Summit Financial Group, Inc.	5,600	123,200
Sun Bancorp, Inc.	7,060	174,029
Sunshine Bancorp, Inc.*	300	6,393
Texas Capital Bancshares, Inc.*	28,723	2,223,160
Tompkins Financial Corp.	8,300	653,376
Towne Bank	31,804	979,563
TriCo Bancshares	13,016	457,512
TriState Capital Holdings, Inc.*	12,600	317,520
Triumph Bancorp, Inc.*	9,600	235,680
Trustmark Corp.	38,680	1,243,949
Two River Bancorp (x)	400	7,436
UMB Financial Corp.	25,418	1,902,791
Umpqua Holdings Corp.	124,522	2,286,223
Union Bankshares Corp.	24,855	842,585
Union Bankshares, Inc. (x)	2,300	109,250
United Bankshares, Inc. (x)	63,173	2,476,381
United Community Banks, Inc.	39,700	1,103,660
United Security Bancshares (x)	300	2,775
Unity Bancorp, Inc. (x)	200	3,440
Univest Corp. of Pennsylvania	14,525	435,024
Valley National Bancorp	168,946	1,995,252
Veritex Holdings, Inc.*	7,400	194,842
Washington Trust Bancorp, Inc.	9,900	510,345
WashingtonFirst Bankshares, Inc.	6,150	212,360
WesBanco, Inc.	22,779	900,682
West Bancorp, Inc.	9,400	222,310
Westamerica Bancorp	14,174	794,311
Wintrust Financial Corp.	34,912	2,668,672
Xenith Bankshares, Inc.*	4,500	139,770

		115,525,716

Capital Markets (1.4%)
Actua Corp.*	26,300	369,515
Arlington Asset Investment Corp., Class A (x)	19,300	263,831
Artisan Partners Asset Management, Inc., Class A	25,500	782,850
Associated Capital Group, Inc., Class A	3,400	115,600
B. Riley Financial, Inc.	4,574	84,848
Cohen & Steers, Inc.	12,009	486,845
Cowen, Inc. (x)*	16,550	268,938
Diamond Hill Investment Group, Inc.	1,713	341,572
Donnelley Financial Solutions, Inc.*	15,100	346,696
Evercore Partners, Inc., Class A	22,611	1,594,076
Fifth Street Asset Management, Inc.	11,300	54,805
Financial Engines, Inc.	32,600	1,193,160

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

GAIN Capital Holdings, Inc.	32,200	$200,606
GAMCO Investors, Inc., Class A	6,500	192,400
Greenhill & Co., Inc.	15,900	319,590
Hamilton Lane, Inc., Class A	1,700	37,383
Houlihan Lokey, Inc.	12,200	425,780
INTL. FCStone, Inc.*	8,600	324,736
Investment Technology Group, Inc.	18,900	401,436
KCG Holdings, Inc., Class A*	23,146	461,531
Ladenburg Thalmann Financial Services, Inc.*	64,000	156,160
Medley Management, Inc., Class A	2,900	18,850
Moelis & Co., Class A	13,600	528,360
OM Asset Management plc	45,300	673,158
Oppenheimer Holdings, Inc., Class A	6,000	98,400
Piper Jaffray Cos.	8,300	497,585
PJT Partners, Inc., Class A	10,200	410,244
Pzena Investment Management, Inc., Class A	10,411	105,776
Safeguard Scientifics, Inc.*	11,500	136,850
Silvercrest Asset Management Group, Inc., Class A	600	8,070
Stifel Financial Corp.*	36,786	1,691,419
Virtu Financial, Inc., Class A (x)	14,500	255,925
Virtus Investment Partners, Inc.	5,978	663,259
Waddell & Reed Financial, Inc., Class A (x)	44,900	847,712
Westwood Holdings Group, Inc.	4,597	260,604
Wins Finance Holdings, Inc. (x)*†	1,200	226,800
WisdomTree Investments, Inc. (x)	68,000	691,560

		15,536,930

Consumer Finance (0.6%)
Elevate Credit, Inc.*	1,800	14,256
Encore Capital Group, Inc. (x)*	15,600	626,340
Enova International, Inc.*	19,213	285,313
EZCORP, Inc., Class A*	30,996	238,669
FirstCash, Inc.	27,335	1,593,630
Green Dot Corp., Class A*	25,500	982,515
LendingClub Corp.*	186,000	1,024,860
Nelnet, Inc., Class A	11,569	543,859
PRA Group, Inc.*	28,848	1,093,339
Regional Management Corp.*	6,700	158,321
World Acceptance Corp.*	3,481	260,762

		6,821,864

Diversified Financial Services (0.1%)
FNFV Group*	37,800	597,240
Marlin Business Services Corp.	5,900	148,385
NewStar Financial, Inc.	19,900	208,950
On Deck Capital, Inc. (x)*	48,800	227,408
Tiptree, Inc.	13,100	92,355

		1,274,338

Insurance (2.5%)
Ambac Financial Group, Inc.*	25,900	449,365

American Equity Investment Life Holding Co.	49,493	$1,300,676
AMERISAFE, Inc.	10,900	620,755
AmTrust Financial Services, Inc.	48,800	738,832
Argo Group International Holdings Ltd.	16,509	1,000,445
Atlas Financial Holdings, Inc.*	2,600	38,740
Baldwin & Lyons, Inc., Class B	8,123	199,014
Blue Capital Reinsurance Holdings Ltd.	1,100	20,130
Citizens, Inc. (x)*	29,249	215,858
CNO Financial Group, Inc.	102,901	2,148,572
Crawford & Co., Class B	9,900	92,070
Donegal Group, Inc., Class A	10,844	172,420
eHealth, Inc.*	13,300	250,040
EMC Insurance Group, Inc.	6,400	177,792
Employers Holdings, Inc.	19,701	833,352
Enstar Group Ltd.*	6,488	1,288,841
FBL Financial Group, Inc., Class A	5,600	344,400
Federated National Holding Co.	9,600	153,600
Fidelity & Guaranty Life	13,500	419,175
Genworth Financial, Inc., Class A*	284,700	1,073,319
Global Indemnity Ltd.*	5,100	197,727
Greenlight Capital Re Ltd., Class A*	16,893	353,064
Hallmark Financial Services, Inc.*	2,600	29,302
HCI Group, Inc. (x)	6,200	291,276
Health Insurance Innovations, Inc., Class A*	3,600	84,600
Heritage Insurance Holdings, Inc.	17,400	226,548
Horace Mann Educators Corp.	23,037	870,799
Independence Holding Co.	1,100	22,495
Infinity Property & Casualty Corp.	6,152	578,288
Investors Title Co.	1,100	212,784
James River Group Holdings Ltd.	8,100	321,813
Kemper Corp.	22,800	880,080
Kingstone Cos., Inc. (x)	500	7,650
Kinsale Capital Group, Inc.	6,500	242,515
Maiden Holdings Ltd.	43,061	477,977
MBIA, Inc.*	75,500	711,965
National General Holdings Corp.	27,400	578,140
National Western Life Group, Inc., Class A	1,300	415,506
Navigators Group, Inc. (The)	12,906	708,539
NI Holdings, Inc.*	1,200	21,456
OneBeacon Insurance Group Ltd., Class A	14,200	258,866
Primerica, Inc.	26,600	2,014,949
RLI Corp.	21,796	1,190,498
Safety Insurance Group, Inc.	8,275	565,183
Selective Insurance Group, Inc.	32,632	1,633,232
State Auto Financial Corp.	9,234	237,591
State National Cos., Inc.	17,500	321,650

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Stewart Information Services Corp.	12,627	$573,013
Third Point Reinsurance Ltd.*	37,900	526,810
Trupanion, Inc. (x)*	11,800	264,084
United Fire Group, Inc.	12,364	544,758
United Insurance Holdings Corp.	15,200	239,096
Universal Insurance Holdings, Inc. (x)	17,900	451,080
WMIH Corp.*	129,400	161,750

		27,752,480

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	283,650
Anworth Mortgage Asset Corp. (REIT)	54,911	330,015
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,007	1,187,329
Ares Commercial Real Estate Corp. (REIT)	16,400	214,676
ARMOUR Residential REIT, Inc. (REIT)	21,102	527,544
Capstead Mortgage Corp. (REIT)	54,837	571,950
Cherry Hill Mortgage Investment Corp. (REIT)	1,900	35,093
CYS Investments, Inc. (REIT)	85,675	720,527
Dynex Capital, Inc. (REIT)	32,700	232,170
Ellington Residential Mortgage REIT (REIT) (x)	1,800	26,388
Great Ajax Corp. (REIT)	10,700	149,586
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	27,900	638,073
Invesco Mortgage Capital, Inc. (REIT)	64,594	1,079,366
KKR Real Estate Finance Trust, Inc. (REIT) (x)	1,100	23,650
Ladder Capital Corp. (REIT)	40,382	541,523
MTGE Investment Corp. (REIT)	26,374	495,831
New York Mortgage Trust, Inc. (REIT)	63,100	392,482
Orchid Island Capital, Inc. (REIT) (x)	28,300	279,038
Owens Realty Mortgage, Inc. (REIT)	6,700	113,632
PennyMac Mortgage Investment Trust (REIT)	42,545	778,148
Redwood Trust, Inc. (REIT)	43,791	746,199
Resource Capital Corp. (REIT)	21,848	222,194
Sutherland Asset Management Corp. (REIT) (x)	800	11,880
Western Asset Mortgage Capital Corp. (REIT)	22,400	230,720

		9,831,664

Thrifts & Mortgage Finance (2.2%)
ASB Bancorp, Inc. (x)*	200	8,790
Astoria Financial Corp.	52,853	1,064,988

Bank Mutual Corp.	24,400	$223,260
BankFinancial Corp.	10,021	149,513
Bear State Financial, Inc.	10,900	103,114
Beneficial Bancorp, Inc.	40,338	605,070
BofI Holding, Inc. (x)*	34,400	815,968
Capitol Federal Financial, Inc.	78,400	1,114,064
Charter Financial Corp.	9,700	174,600
Clifton Bancorp, Inc.	12,104	200,079
Dime Community Bancshares, Inc.	17,901	350,860
Entegra Financial Corp. (x)*	200	4,550
ESSA Bancorp, Inc.	1,200	17,664
Essent Group Ltd.*	42,200	1,567,308
Federal Agricultural Mortgage Corp., Class C	4,300	278,210
First Defiance Financial Corp.	5,100	268,668
Flagstar Bancorp, Inc.*	12,000	369,840
Hingham Institution for Savings	900	163,737
Home Bancorp, Inc.	3,900	165,828
HomeStreet, Inc.*	14,700	406,823
Impac Mortgage Holdings, Inc. (x)*	3,800	57,494
Kearny Financial Corp.	52,835	784,600
LendingTree, Inc. (x)*	3,600	619,920
Malvern Bancorp, Inc. (x)*	200	4,790
Meridian Bancorp, Inc.	31,000	523,900
Meta Financial Group, Inc.	4,700	418,300
MGIC Investment Corp.*	212,087	2,375,374
Nationstar Mortgage Holdings, Inc. (x)*	16,600	296,974
NMI Holdings, Inc., Class A*	27,300	312,585
Northfield Bancorp, Inc.	24,183	414,738
Northwest Bancshares, Inc.	55,110	860,267
OceanFirst Financial Corp.	14,800	401,376
Ocwen Financial Corp. (x)*	184,300	495,767
Oritani Financial Corp.	22,150	377,658
PCSB Financial Corp.*	1,800	30,708
PennyMac Financial Services, Inc., Class A*	13,300	222,110
PHH Corp.*	29,115	400,914
Provident Bancorp, Inc.*	100	2,250
Provident Financial Holdings, Inc.	1,200	23,100
Provident Financial Services, Inc.	38,216	969,922
Prudential Bancorp, Inc.	200	3,632
Radian Group, Inc.	123,600	2,020,860
Riverview Bancorp, Inc. (x)	1,200	7,968
SI Financial Group, Inc.	7,200	115,920
Southern Missouri Bancorp, Inc.	4,600	148,396
Territorial Bancorp, Inc.	6,195	193,222
Timberland Bancorp, Inc. (x)	300	7,581
TrustCo Bank Corp.	52,454	406,519
United Community Financial Corp.	27,500	228,525
United Financial Bancorp, Inc.	28,760	480,004
Walker & Dunlop, Inc.*	15,845	773,711
Washington Federal, Inc.	52,200	1,733,040
Waterstone Financial, Inc.	14,600	275,210
Western New England Bancorp, Inc.	17,200	174,580

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

WSFS Financial Corp.	17,400	$789,090

		25,003,939

Total Financials		201,746,931

Health Care (14.9%)
Biotechnology (5.4%)
Abeona Therapeutics, Inc. (x)*	1,900	12,160
Acceleron Pharma, Inc.*	15,500	471,045
Achaogen, Inc. (x)*	16,600	360,718
Achillion Pharmaceuticals, Inc.*	59,900	274,941
Acorda Therapeutics, Inc.*	25,135	495,160
Adamas Pharmaceuticals, Inc. (x)*	12,200	213,378
Aduro Biotech, Inc. (x)*	24,000	273,600
Advaxis, Inc. (x)*	35,600	231,044
Agenus, Inc. (x)*	62,200	243,202
Aimmune Therapeutics, Inc. (x)*	16,400	337,184
Akebia Therapeutics, Inc.*	20,600	296,022
Alder Biopharmaceuticals, Inc.*	26,500	303,425
AMAG Pharmaceuticals, Inc.*	19,200	353,280
Amicus Therapeutics, Inc. (x)*	82,200	827,754
AnaptysBio, Inc.*	3,200	76,576
Anavex Life Sciences Corp. (x)*	26,200	139,384
Ardelyx, Inc.*	24,200	123,420
Arena Pharmaceuticals, Inc.*	14,033	236,737
Array BioPharma, Inc.*	96,519	807,864
Asterias Biotherapeutics, Inc. (x)*	8,300	29,465
Atara Biotherapeutics, Inc. (x)*	15,100	211,400
Athersys, Inc. (x)*	52,100	78,671
Audentes Therapeutics, Inc. (x)*	7,800	149,214
Avexis, Inc. (x)*	11,700	961,272
Axovant Sciences Ltd.*	14,800	343,212
Bellicum Pharmaceuticals, Inc. (x)*	18,400	214,912
BioCryst Pharmaceuticals, Inc. (x)*	49,200	273,552
Biohaven Pharmaceutical Holding Co. Ltd.*	2,600	65,000
BioSpecifics Technologies Corp.*	3,700	183,187
BioTime, Inc. (x)*	50,000	157,500
Bluebird Bio, Inc.*	23,500	2,468,674
Blueprint Medicines Corp.*	22,200	1,124,874
Calithera Biosciences, Inc. (x)*	8,900	132,165
Cara Therapeutics, Inc. (x)*	25,400	390,906
Cascadian Therapeutics, Inc.*	3,400	12,631
Catalyst Pharmaceuticals, Inc. (x)*	5,900	16,284
Celldex Therapeutics, Inc. (x)*	86,778	214,342
ChemoCentryx, Inc.*	24,400	228,384
Chimerix, Inc.*	34,700	189,115
Clovis Oncology, Inc.*	24,700	2,312,660
Coherus Biosciences, Inc. (x)*	19,400	278,390
Conatus Pharmaceuticals, Inc. (x)*	5,100	29,376
Concert Pharmaceuticals, Inc. (x)*	11,000	153,450

Corbus Pharmaceuticals Holdings, Inc. (x)*	5,500	$34,650
Corvus Pharmaceuticals, Inc. (x)*	13,100	158,510
Curis, Inc.*	75,300	142,317
Cytokinetics, Inc.*	20,700	250,470
CytomX Therapeutics, Inc.*	14,400	223,200
Dynavax Technologies Corp.*	36,850	355,603
Eagle Pharmaceuticals, Inc.*	4,800	378,672
Edge Therapeutics, Inc.*	5,100	52,326
Editas Medicine, Inc. (x)*	18,800	315,464
Emergent BioSolutions, Inc.*	18,600	630,726
Enanta Pharmaceuticals, Inc.*	7,800	280,644
Epizyme, Inc.*	21,600	326,160
Esperion Therapeutics, Inc. (x)*	8,200	379,496
Exact Sciences Corp.*	60,700	2,146,959
Fate Therapeutics, Inc. (x)*	2,000	6,480
FibroGen, Inc.*	40,400	1,304,920
Five Prime Therapeutics, Inc.*	15,500	466,705
Flexion Therapeutics, Inc. (x)*	14,400	291,168
Fortress Biotech, Inc.*	6,700	31,825
Foundation Medicine, Inc. (x)*	7,700	306,075
Genocea Biosciences, Inc.*	2,000	10,440
Genomic Health, Inc.*	11,412	371,461
Geron Corp. (x)*	87,611	242,682
Global Blood Therapeutics, Inc.*	21,100	577,085
Halozyme Therapeutics, Inc. (x)*	62,535	801,699
Heron Therapeutics, Inc. (x)*	24,000	332,400
Idera Pharmaceuticals, Inc. (x)*	82,200	141,384
Ignyta, Inc.*	31,900	330,165
Immune Design Corp.*	10,200	99,450
ImmunoGen, Inc. (x)*	55,068	391,533
Immunomedics, Inc. (x)*	55,900	493,597
Inovio Pharmaceuticals, Inc. (x)*	40,300	315,952
Insmed, Inc.*	36,100	619,476
Insys Therapeutics, Inc. (x)*	20,100	254,265
Intellia Therapeutics, Inc. (x)*	14,300	228,800
Invitae Corp. (x)*	21,200	202,672
Iovance Biotherapeutics, Inc.*	37,800	277,830
Ironwood Pharmaceuticals, Inc. (x)*	74,200	1,400,896
Jounce Therapeutics, Inc.*	7,700	108,031
Karyopharm Therapeutics, Inc.*	23,500	212,675
Keryx Biopharmaceuticals, Inc. (x)*	41,000	296,430
Kindred Biosciences, Inc. (x)*	1,600	13,760
Kite Pharma, Inc. (x)*	27,950	2,897,576
Kura Oncology, Inc.*	500	4,650
La Jolla Pharmaceutical Co. (x)*	8,900	264,953
Lexicon Pharmaceuticals, Inc. (x)*	23,911	393,336
Ligand Pharmaceuticals, Inc. (x)*	10,926	1,326,416
Loxo Oncology, Inc.*	11,500	922,185
MacroGenics, Inc.*	18,300	320,433
Madrigal Pharmaceuticals, Inc. (x)*	300	4,878

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Matinas BioPharma Holdings, Inc.*	8,200	$13,858
MediciNova, Inc. (x)*	3,500	18,410
Merrimack Pharmaceuticals, Inc. (x)	116,500	144,460
MiMedx Group, Inc. (x)*	57,000	853,290
Minerva Neurosciences, Inc. (x)*	17,000	150,450
Miragen Therapeutics, Inc. (x)*	400	5,172
Momenta Pharmaceuticals, Inc.*	37,328	630,843
Myriad Genetics, Inc. (x)*	39,200	1,012,928
NantKwest, Inc. (x)*	35,700	270,963
Natera, Inc.*	19,300	209,598
NewLink Genetics Corp. (x)*	30,100	221,235
Novavax, Inc. (x)*	207,059	238,118
Novelion Therapeutics, Inc.*	700	6,461
Nymox Pharmaceutical Corp.*	1,300	5,720
Organovo Holdings, Inc. (x)*	69,850	183,706
Otonomy, Inc.*	14,500	273,325
Ovid therapeutics, Inc.*	800	8,392
PDL BioPharma, Inc.*	104,627	258,429
Pieris Pharmaceuticals, Inc. (x)*	6,500	32,890
Portola Pharmaceuticals, Inc.*	28,300	1,589,611
Progenics Pharmaceuticals, Inc.*	39,900	270,921
Protagonist Therapeutics, Inc. (x)*	4,100	46,371
Prothena Corp. plc (x)*	25,700	1,390,884
PTC Therapeutics, Inc. (x)*	19,100	350,103
Puma Biotechnology, Inc.*	16,000	1,398,400
Ra Pharmaceuticals, Inc.*	7,600	142,424
Radius Health, Inc. (x)*	25,500	1,153,365
Recro Pharma, Inc. (x)*	1,700	11,951
REGENXBIO, Inc.*	11,600	229,100
Repligen Corp.*	19,500	808,080
Retrophin, Inc.*	19,700	381,983
Rigel Pharmaceuticals, Inc.*	83,240	227,245
Sage Therapeutics, Inc.*	19,800	1,576,872
Sangamo Therapeutics, Inc.*	43,100	379,280
Sarepta Therapeutics, Inc.*	28,900	974,219
Selecta Biosciences, Inc.*	2,800	55,608
Seres Therapeutics, Inc. (x)*	18,000	203,400
Spark Therapeutics, Inc.*	16,069	959,962
Spectrum Pharmaceuticals, Inc.*	43,065	320,834
Stemline Therapeutics, Inc. (x)*	16,200	149,040
Strongbridge Biopharma plc*	600	4,290
Syndax Pharmaceuticals, Inc. (x)*	5,500	76,835
Synergy Pharmaceuticals, Inc. (x)*	116,000	516,200
Syros Pharmaceuticals, Inc.*	1,500	24,135
TG Therapeutics, Inc. (x)*	27,800	279,390
Tocagen, Inc.*	1,300	15,639
Trevena, Inc.*	39,300	90,390
Ultragenyx Pharmaceutical, Inc.*	22,100	1,372,631
Vanda Pharmaceuticals, Inc.*	39,200	638,960
VBI Vaccines, Inc. (x)*	1,000	4,350
Veracyte, Inc. (x)*	5,100	42,483
Versartis, Inc.*	18,000	314,100
Voyager Therapeutics, Inc.*	7,500	67,200
vTv Therapeutics, Inc., Class A*	300	1,491

XBiotech, Inc. (x)*	24,900	$117,030
Xencor, Inc.*	23,800	502,418
ZIOPHARM Oncology, Inc. (x)*	72,925	453,594

		59,914,047

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.	12,912	684,594
Accuray, Inc.*	47,047	223,473
Analogic Corp.	7,116	516,977
AngioDynamics, Inc.*	16,200	262,602
Anika Therapeutics, Inc.*	7,500	370,050
Antares Pharma, Inc. (x)*	12,300	39,606
AtriCure, Inc.*	18,000	436,500
Atrion Corp.	800	514,640
AxoGen, Inc.*	15,100	252,925
Cantel Medical Corp.	20,575	1,602,998
Cardiovascular Systems, Inc.*	18,300	589,809
Cerus Corp. (x)*	72,800	182,728
ConforMIS, Inc.*	26,800	114,972
CONMED Corp.	15,787	804,190
Corindus Vascular Robotics, Inc. (x)*	21,400	39,804
CryoLife, Inc.*	18,068	360,457
Cutera, Inc.*	9,100	235,690
Endologix, Inc. (x)*	58,000	281,880
Entellus Medical, Inc.*	6,000	99,360
Exactech, Inc.*	5,600	166,880
FONAR Corp. (x)*	600	16,650
GenMark Diagnostics, Inc.*	22,700	268,541
Glaukos Corp.*	16,400	680,108
Globus Medical, Inc., Class A*	40,200	1,332,630
Haemonetics Corp.*	29,408	1,161,322
Halyard Health, Inc.*	26,300	1,033,064
ICU Medical, Inc.*	8,445	1,456,763
Inogen, Inc.*	9,400	896,948
Insulet Corp.*	33,078	1,697,232
Integer Holdings Corp.*	17,518	757,654
Integra LifeSciences Holdings Corp.*	34,088	1,858,137
Invacare Corp.	18,500	244,200
iRhythm Technologies, Inc.*	10,200	433,398
K2M Group Holdings, Inc.*	23,200	565,152
Lantheus Holdings, Inc.*	6,300	111,195
LeMaitre Vascular, Inc.	7,800	243,516
LivaNova plc*	27,800	1,701,638
Masimo Corp.*	27,838	2,538,269
Meridian Bioscience, Inc.	25,677	404,413
Merit Medical Systems, Inc.*	33,607	1,282,107
Natus Medical, Inc.*	19,400	723,620
Neogen Corp.*	20,867	1,442,118
Nevro Corp.*	15,900	1,183,437
Novocure Ltd. (x)*	28,600	494,780
NuVasive, Inc.*	28,409	2,185,220
NxStage Medical, Inc.*	35,350	886,225
Obalon Therapeutics, Inc. (x)*	1,600	15,856
OraSure Technologies, Inc.*	31,086	536,544
Orthofix International NV*	10,000	464,800
Oxford Immunotec Global plc*	13,700	230,434
Penumbra, Inc.*	15,900	1,395,225
Pulse Biosciences, Inc. (x)*	1,800	62,154

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Quidel Corp.*	15,400	$417,956
Quotient Ltd.*	1,500	11,040
Rockwell Medical, Inc. (x)*	35,200	279,136
RTI Surgical, Inc.*	37,449	219,077
Sientra, Inc. (x)*	1,900	18,468
Spectranetics Corp. (The)*	24,400	936,960
STAAR Surgical Co.*	23,200	250,560
Surmodics, Inc.*	7,821	220,161
Tactile Systems Technology, Inc. (x)*	4,500	128,610
Utah Medical Products, Inc.	2,300	166,520
Varex Imaging Corp.*	21,600	730,080
ViewRay, Inc. (x)*	33,700	218,039
Viveve Medical, Inc.*	1,700	12,206
Wright Medical Group NV*	59,833	1,644,809

		41,337,107

Health Care Providers & Services (2.1%)
AAC Holdings, Inc. (x)*	12,400	85,932
Aceto Corp.	16,600	256,470
Addus HomeCare Corp.*	4,300	159,960
Almost Family, Inc.*	6,300	388,395
Amedisys, Inc.*	15,634	981,972
American Renal Associates Holdings, Inc.*	7,500	139,125
AMN Healthcare Services, Inc.*	27,200	1,062,160
BioScrip, Inc. (x)*	86,000	233,490
BioTelemetry, Inc.*	14,500	485,025
Capital Senior Living Corp.*	16,100	244,881
Chemed Corp.	9,290	1,900,084
Civitas Solutions, Inc.*	10,000	175,000
Community Health Systems, Inc.*	62,400	621,504
CorVel Corp.*	7,600	360,620
Cross Country Healthcare, Inc.*	19,895	256,844
Diplomat Pharmacy, Inc.*	25,900	383,320
Ensign Group, Inc. (The)	28,800	626,976
Genesis Healthcare, Inc.*	45,600	79,344
HealthEquity, Inc.*	28,500	1,420,155
HealthSouth Corp.	50,806	2,459,009
Kindred Healthcare, Inc.	45,502	530,098
Landauer, Inc.	5,400	282,420
LHC Group, Inc.*	8,643	586,773
Magellan Health, Inc.*	13,815	1,007,114
Molina Healthcare, Inc.*	24,510	1,695,602
National HealthCare Corp.	7,200	505,008
National Research Corp., Class A	7,325	197,043
Owens & Minor, Inc.#	35,800	1,152,402
PharMerica Corp.*	19,000	498,750
Providence Service Corp. (The)*	6,723	340,251
R1 RCM, Inc. (x)*	6,200	23,250
RadNet, Inc.*	24,800	192,200
Select Medical Holdings Corp.*	59,303	910,301
Surgery Partners, Inc.*	12,300	279,825
Teladoc, Inc. (x)*	30,800	1,068,760
Tenet Healthcare Corp. (x)*	46,600	901,244
Tivity Health, Inc.*	18,947	755,038
Triple-S Management Corp., Class B*	13,836	233,967

US Physical Therapy, Inc.	6,907	$417,183

		23,897,495

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,327,039
Castlight Health, Inc., Class B (x)*	43,750	181,563
Computer Programs & Systems, Inc.	7,602	249,346
Cotiviti Holdings, Inc.*	15,200	564,528
Evolent Health, Inc., Class A*	22,100	560,235
HealthStream, Inc.*	13,000	342,160
HMS Holdings Corp.*	50,429	932,937
Inovalon Holdings, Inc., Class A (x)*	35,900	472,085
Medidata Solutions, Inc.*	31,600	2,471,119
NantHealth, Inc. (x)*	19,400	82,062
Omnicell, Inc.*	21,055	907,471
Quality Systems, Inc.*	30,276	521,050
Simulations Plus, Inc. (x)	500	6,175
Tabula Rasa HealthCare, Inc.*	2,000	30,100
Vocera Communications, Inc.*	15,700	414,794

		9,062,664

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc. (x)*	13,100	358,285
Albany Molecular Research, Inc. (x)*	13,550	294,035
Cambrex Corp.*	19,500	1,165,125
Enzo Biochem, Inc.*	22,800	251,712
Fluidigm Corp.*	21,000	84,840
INC Research Holdings, Inc., Class A*	31,300	1,831,050
Luminex Corp.	21,519	454,481
Medpace Holdings, Inc.*	10,200	295,800
NanoString Technologies, Inc.*	13,100	216,674
NeoGenomics, Inc.*	30,400	272,384
Pacific Biosciences of California, Inc. (x)*	62,000	220,720
PAREXEL International Corp.*	30,137	2,619,207
PRA Health Sciences, Inc.*	22,200	1,665,222

		9,729,535

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc. (x)*	10,800	292,896
Aerie Pharmaceuticals, Inc.*	16,600	872,330
Amphastar Pharmaceuticals, Inc.*	20,400	364,344
ANI Pharmaceuticals, Inc.*	5,250	245,700
Aratana Therapeutics, Inc. (x)*	28,850	208,586
Assembly Biosciences, Inc.*	900	18,585
Catalent, Inc.*	72,079	2,529,972
Cempra, Inc.*	42,300	194,580
Clearside Biomedical, Inc. (x)*	6,300	57,393
Collegium Pharmaceutical, Inc. (x)*	21,500	268,965
Corcept Therapeutics, Inc.*	68,300	805,940
Corium International, Inc. (x)*	2,700	20,142
Depomed, Inc.*	34,300	368,382
Dermira, Inc.*	27,400	798,436
Durect Corp. (x)*	24,900	38,844

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Heska Corp.*	3,200	$326,624
Horizon Pharma plc*	91,200	1,082,544
Impax Laboratories, Inc.*	43,766	704,633
Innoviva, Inc.*	47,500	608,000
Intersect ENT, Inc.*	14,000	391,300
Intra-Cellular Therapies, Inc.*	19,400	240,948
Lannett Co., Inc. (x)*	14,800	301,920
Medicines Co. (The) (x)*	38,687	1,470,493
MyoKardia, Inc.*	9,000	117,900
Nektar Therapeutics*	80,386	1,571,546
Neos Therapeutics, Inc. (x)*	14,300	104,390
Ocular Therapeutix, Inc. (x)*	25,500	236,385
Omeros Corp. (x)*	23,200	461,796
Pacira Pharmaceuticals, Inc.*	20,600	982,620
Paratek Pharmaceuticals, Inc. (x)*	11,100	267,510
Phibro Animal Health Corp., Class A	10,050	372,353
Prestige Brands Holdings, Inc.*	29,800	1,573,738
Reata Pharmaceuticals, Inc., Class A (x)*	8,200	259,448
Revance Therapeutics, Inc. (x)*	13,600	359,040
SciClone Pharmaceuticals, Inc.*	24,900	273,900
Sucampo Pharmaceuticals, Inc., Class A*	22,700	238,350
Supernus Pharmaceuticals, Inc.*	26,500	1,142,150
Teligent, Inc. (x)*	31,200	285,480
Tetraphase Pharmaceuticals, Inc.*	29,200	208,196
TherapeuticsMD, Inc. (x)*	94,600	498,542
Theravance Biopharma, Inc. (x)*	23,000	916,320
WaVe Life Sciences Ltd. (x)*	9,600	178,560
Zogenix, Inc. (x)*	15,312	222,024
Zynerba Pharmaceuticals, Inc. (x)*	3,500	59,395

		22,541,200

Total Health Care		166,482,048

Industrials (14.4%)
Aerospace & Defense (1.4%)
AAR Corp.	19,012	660,857
Aerojet Rocketdyne Holdings, Inc.*	34,200	711,360
Aerovironment, Inc.*	11,621	443,922
Astronics Corp.*	11,100	338,217
Axon Enterprise, Inc. (x)*	33,600	844,704
Cubic Corp.	14,486	670,702
Curtiss-Wright Corp.	25,417	2,332,771
DigitalGlobe, Inc.*	35,865	1,194,305
Ducommun, Inc.*	6,500	205,270
Engility Holdings, Inc.*	10,300	292,520
Esterline Technologies Corp.*	16,987	1,610,368
KeyW Holding Corp. (The) (x)*	25,500	238,425
KLX, Inc.*	29,800	1,490,000
Kratos Defense & Security Solutions, Inc.*	38,500	456,995
Mercury Systems, Inc.*	27,100	1,140,639
Moog, Inc., Class A*	18,353	1,316,277
National Presto Industries, Inc.	2,800	309,400

Sparton Corp.*	7,200	$158,328
Triumph Group, Inc.	27,900	881,640
Vectrus, Inc.*	7,200	232,704

		15,529,404

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	640,332
Atlas Air Worldwide Holdings, Inc.*	14,327	747,153
Echo Global Logistics, Inc.*	16,500	328,350
Forward Air Corp.	17,140	913,219
Hub Group, Inc., Class A*	19,033	729,916
Park-Ohio Holdings Corp.	5,400	205,740
Radiant Logistics, Inc.*	34,100	183,458

		3,748,168

Airlines (0.3%)
Allegiant Travel Co.	7,577	1,027,441
Hawaiian Holdings, Inc.*	30,300	1,422,585
SkyWest, Inc.	29,400	1,031,940

		3,481,966

Building Products (1.2%)
AAON, Inc.	23,200	854,920
Advanced Drainage Systems, Inc.	19,000	381,900
American Woodmark Corp.*	7,900	754,845
Apogee Enterprises, Inc.	15,900	903,756
Armstrong Flooring, Inc.*	13,400	240,798
Builders FirstSource, Inc.*	47,400	726,168
Caesarstone Ltd.*	13,500	473,175
Continental Building Products, Inc.*	20,200	470,660
CSW Industrials, Inc.*	8,300	320,795
Gibraltar Industries, Inc.*	18,200	648,830
Griffon Corp.	17,543	385,069
Insteel Industries, Inc.	10,300	339,591
JELD-WEN Holding, Inc.*	14,800	480,408
Masonite International Corp.*	17,000	1,283,500
NCI Building Systems, Inc.*	15,600	260,520
Patrick Industries, Inc.*	9,150	666,578
PGT Innovations, Inc.*	32,300	413,440
Ply Gem Holdings, Inc.*	12,700	227,965
Quanex Building Products Corp.	18,867	399,037
Simpson Manufacturing Co., Inc.	23,819	1,041,128
Trex Co., Inc.*	16,700	1,129,922
Universal Forest Products, Inc.	11,354	991,318

		13,394,323

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	32,032	1,329,969
ACCO Brands Corp.*	60,986	710,487
Advanced Disposal Services, Inc.*	12,900	293,217
Aqua Metals, Inc. (x)*	17,200	215,860
ARC Document Solutions, Inc.*	4,100	17,056
Brady Corp., Class A	26,641	903,130
Brink’s Co. (The)	25,900	1,735,300
Casella Waste Systems, Inc., Class A*	22,200	364,302

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CECO Environmental Corp.	18,400	$168,912
CompX International, Inc.	100	1,525
Covanta Holding Corp.	67,100	885,720
Deluxe Corp.	28,061	1,942,381
Ennis, Inc.	14,356	274,200
Essendant, Inc.	26,672	395,546
Healthcare Services Group, Inc.	39,669	1,857,698
Heritage-Crystal Clean, Inc.*	9,100	144,690
Herman Miller, Inc.	34,391	1,045,486
HNI Corp.	26,041	1,038,255
Hudson Technologies, Inc.*	3,300	27,885
InnerWorkings, Inc.*	22,100	256,360
Interface, Inc.	40,298	791,856
Kimball International, Inc., Class B	21,300	355,497
Knoll, Inc.	26,658	534,493
LSC Communications, Inc.	19,100	408,740
Matthews International Corp., Class A	18,359	1,124,489
McGrath RentCorp	13,445	465,600
Mobile Mini, Inc.	24,495	731,176
MSA Safety, Inc.	17,807	1,445,394
Multi-Color Corp.	7,800	636,480
NL Industries, Inc.*	8,245	58,127
Quad/Graphics, Inc.	16,400	375,888
RR Donnelley & Sons Co.	40,200	504,108
SP Plus Corp.*	10,000	305,500
Steelcase, Inc., Class A	47,672	667,408
Team, Inc.*	16,600	389,270
Tetra Tech, Inc.#	33,537	1,534,318
UniFirst Corp.	8,705	1,224,794
US Ecology, Inc.	12,300	621,150
Viad Corp.	11,124	525,609
VSE Corp.	4,900	220,402
West Corp.	24,800	578,336

		27,106,614

Construction & Engineering (1.2%)
Aegion Corp.*	22,362	489,281
Ameresco, Inc., Class A*	4,200	32,340
Argan, Inc.	7,200	432,000
Chicago Bridge & Iron Co. NV (x)	57,700	1,138,421
Comfort Systems USA, Inc.	20,743	769,565
Dycom Industries, Inc.*	17,516	1,568,032
EMCOR Group, Inc.	34,599	2,262,083
Granite Construction, Inc.	23,573	1,137,162
Great Lakes Dredge & Dock Corp.*	39,500	169,850
HC2 Holdings, Inc.*	25,600	150,528
IES Holdings, Inc.*	5,400	98,010
KBR, Inc. (x)	82,500	1,255,650
Layne Christensen Co.*	13,500	118,665
MasTec, Inc.*	38,062	1,718,499
MYR Group, Inc.*	8,400	260,568
Northwest Pipe Co.*	500	8,130
NV5 Global, Inc.*	5,100	216,750
Orion Group Holdings, Inc.*	19,100	142,677
Primoris Services Corp.	21,700	541,198
Sterling Construction Co., Inc.*	1,700	22,219

Tutor Perini Corp.*	23,995	$689,856

		13,221,484

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	1,500	40,830
Atkore International Group, Inc.*	18,800	423,940
AZZ, Inc.	14,586	813,899
Babcock & Wilcox Enterprises, Inc.*	25,900	304,584
Encore Wire Corp.	11,628	496,516
Energous Corp. (x)*	15,600	253,656
EnerSys	25,039	1,814,075
Generac Holdings, Inc.*	35,400	1,279,002
General Cable Corp.	27,800	454,530
LSI Industries, Inc.	16,800	152,040
Plug Power, Inc. (x)*	109,700	223,788
Powell Industries, Inc.	5,100	163,149
Preformed Line Products Co.	300	13,926
Revolution Lighting Technologies, Inc. (x)*	1,000	6,590
Sunrun, Inc. (x)*	47,300	336,776
Thermon Group Holdings, Inc.*	18,400	352,728
TPI Composites, Inc.*	10,300	190,344
Vicor Corp.*	9,000	161,100
Vivint Solar, Inc. (x)*	60,100	351,585

		7,833,058

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	693,506

Machinery (3.5%)
Actuant Corp., Class A	32,513	799,820
Alamo Group, Inc.	5,400	490,374
Albany International Corp., Class A	16,391	875,279
Altra Industrial Motion Corp.	14,500	577,100
American Railcar Industries, Inc. (x)	5,900	225,970
Astec Industries, Inc.	10,543	585,242
Barnes Group, Inc.	29,106	1,703,574
Blue Bird Corp.*	5,700	96,900
Briggs & Stratton Corp.	24,344	586,690
Chart Industries, Inc.*	19,421	674,491
CIRCOR International, Inc.	9,509	564,644
Columbus McKinnon Corp.	11,100	282,162
Commercial Vehicle Group, Inc.*	2,700	22,815
DMC Global, Inc.	8,900	116,590
Douglas Dynamics, Inc.	12,500	411,250
Eastern Co. (The)	300	9,015
Energy Recovery, Inc. (x)*	26,900	223,001
EnPro Industries, Inc.	12,954	924,527
ESCO Technologies, Inc.	14,552	868,027
ExOne Co. (The) (x)*	4,400	50,380
Federal Signal Corp.	34,400	597,184
Franklin Electric Co., Inc.	26,452	1,095,113
FreightCar America, Inc.	12,200	212,158
Gencor Industries, Inc.*	1,500	24,300
Global Brass & Copper Holdings, Inc.	12,000	366,600

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Gorman-Rupp Co. (The)	10,137	$258,189
Graham Corp.	6,700	131,722
Greenbrier Cos., Inc. (The) (x)	16,300	753,875
Hardinge, Inc.	1,200	14,904
Harsco Corp.*	46,500	748,650
Hillenbrand, Inc.	35,200	1,270,720
Hurco Cos., Inc.	4,100	142,475
Hyster-Yale Materials Handling, Inc.	5,700	400,425
John Bean Technologies Corp.	18,031	1,767,038
Kadant, Inc.	6,200	466,240
Kennametal, Inc.	44,700	1,672,674
LB Foster Co., Class A	500	10,725
Lindsay Corp. (x)	6,075	542,194
Lydall, Inc.*	9,500	491,150
Manitowoc Co., Inc. (The)*	71,900	432,119
Meritor, Inc.*	47,235	784,573
Milacron Holdings Corp.*	25,700	452,063
Miller Industries, Inc.	6,900	171,465
Mueller Industries, Inc.	32,514	990,051
Mueller Water Products, Inc., Class A	89,493	1,045,278
Navistar International Corp.*	28,600	750,178
NN, Inc.	15,100	414,495
Omega Flex, Inc.	1,300	83,720
Proto Labs, Inc.*	13,900	934,775
RBC Bearings, Inc.*	12,700	1,292,352
REV Group, Inc.	7,300	202,064
Rexnord Corp.*	59,600	1,385,700
Spartan Motors, Inc.	22,300	197,355
SPX Corp.*	23,500	591,260
SPX FLOW, Inc.*	29,200	1,076,896
Standex International Corp.	7,279	660,205
Sun Hydraulics Corp.	13,350	569,645
Supreme Industries, Inc., Class A	10,000	164,500
Tennant Co.	11,231	828,848
Titan International, Inc.	25,400	305,054
TriMas Corp.*	26,900	560,865
Twin Disc, Inc.*	300	4,842
Wabash National Corp. (x)	34,300	753,914
Watts Water Technologies, Inc., Class A	16,359	1,033,889
Woodward, Inc.	29,933	2,022,873

		38,763,166

Marine (0.1%)
Costamare, Inc.	40,100	293,131
Eagle Bulk Shipping, Inc.*	2,500	11,825
Genco Shipping & Trading Ltd.*	1,000	9,470
Matson, Inc.	24,800	744,992
Navios Maritime Holdings, Inc.*	11,000	15,070
Safe Bulkers, Inc.*	5,000	11,450
Scorpio Bulkers, Inc.*	38,200	271,220

		1,357,158

Professional Services (1.2%)
Acacia Research Corp.*	37,241	152,688
Advisory Board Co. (The)*	23,284	1,199,126
Barrett Business Services, Inc.	4,100	234,889

BG Staffing, Inc.	300	$5,214
CBIZ, Inc.*	27,400	411,000
Cogint, Inc. (x)*	17,100	86,355
CRA International, Inc.	5,400	196,128
Exponent, Inc.	14,646	853,862
Franklin Covey Co.*	7,600	146,680
FTI Consulting, Inc.*	23,500	821,560
GP Strategies Corp.*	7,700	203,280
Heidrick & Struggles International, Inc.	10,200	221,850
Hill International, Inc.*	8,100	42,120
Huron Consulting Group, Inc.*	12,444	537,581
ICF International, Inc.*	10,400	489,840
Insperity, Inc.	8,987	638,077
Kelly Services, Inc., Class A	16,534	371,188
Kforce, Inc.	14,100	276,360
Korn/Ferry International	32,852	1,134,380
Mistras Group, Inc.*	9,300	204,321
Navigant Consulting, Inc.*	26,532	524,272
On Assignment, Inc.*	29,200	1,581,179
Pendrell Corp.*	1,000	7,230
Resources Connection, Inc.	21,995	301,332
RPX Corp.*	28,500	397,575
TriNet Group, Inc.*	23,200	759,568
TrueBlue, Inc.*	24,015	636,398
WageWorks, Inc.*	20,915	1,405,488
Willdan Group, Inc. (x)*	1,100	33,605

		13,873,146

Road & Rail (0.7%)
ArcBest Corp.	17,400	358,440
Avis Budget Group, Inc.*	42,900	1,169,883
Covenant Transportation Group, Inc., Class A*	8,400	147,252
Daseke, Inc.*	1,500	16,695
Heartland Express, Inc.	29,355	611,171
Hertz Global Holdings, Inc.*	37,700	433,550
Knight Transportation, Inc.	46,650	1,728,383
Marten Transport Ltd.	13,150	360,310
Roadrunner Transportation Systems, Inc.*	22,800	165,756
Saia, Inc.*	13,800	707,940
Schneider National, Inc., Class B	18,700	418,319
Swift Transportation Co. (x)*	42,900	1,136,850
Universal Logistics Holdings, Inc.	2,100	31,500
Werner Enterprises, Inc.	25,566	750,362
YRC Worldwide, Inc.*	25,200	280,224

		8,316,635

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	586,271
Applied Industrial Technologies, Inc.	20,888	1,233,436
Beacon Roofing Supply, Inc.*	34,276	1,679,525
BMC Stock Holdings, Inc.*	46,400	1,013,840
CAI International, Inc.*	9,000	212,400
DXP Enterprises, Inc.*	8,900	307,050
EnviroStar, Inc. (x)	400	10,820
Foundation Building Materials, Inc.*	13,300	171,038

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

GATX Corp. (x)	23,100	$1,484,637
GMS, Inc.*	13,500	379,350
H&E Equipment Services, Inc.	17,900	365,339
Herc Holdings, Inc.*	13,900	546,548
Huttig Building Products, Inc. (x)*	1,100	7,711
Kaman Corp.	16,392	817,469
Lawson Products, Inc.*	1,000	22,150
MRC Global, Inc.*	58,200	961,464
Neff Corp., Class A*	9,000	171,000
Nexeo Solutions, Inc.*	2,000	16,600
NOW, Inc.*	60,500	972,840
Rush Enterprises, Inc., Class A*	16,900	628,342
Rush Enterprises, Inc., Class B*	4,600	167,486
SiteOne Landscape Supply, Inc. (x)*	19,400	1,009,964
Textainer Group Holdings Ltd.*	17,500	253,750
Titan Machinery, Inc.*	11,900	213,962
Triton International Ltd.	23,100	772,464
Veritiv Corp.*	4,700	211,500
Willis Lease Finance Corp.*	1,000	26,730

		14,243,686

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	31,900	346,115

Total Industrials		161,908,429

Information Technology (16.8%)
Communications Equipment (1.9%)
Acacia Communications, Inc. (x)*	10,000	414,700
ADTRAN, Inc.	28,206	582,454
Aerohive Networks, Inc.*	9,200	46,000
Applied Optoelectronics, Inc. (x)*	9,400	580,826
CalAmp Corp.*	23,700	481,821
Calix, Inc.*	27,800	190,430
Ciena Corp.*	77,659	1,943,024
Clearfield, Inc.*	7,200	95,040
Comtech Telecommunications Corp.	12,700	240,919
Digi International, Inc.*	15,900	161,385
EMCORE Corp.	17,900	190,635
Extreme Networks, Inc.*	57,500	530,150
Finisar Corp.*	61,700	1,602,966
Harmonic, Inc.*	49,159	258,085
Infinera Corp.*	86,261	920,405
InterDigital, Inc.	19,925	1,540,203
KVH Industries, Inc.*	600	5,700
Lumentum Holdings, Inc.*	34,900	1,991,044
NETGEAR, Inc.*	18,629	802,910
NetScout Systems, Inc.*	51,154	1,759,698
Oclaro, Inc. (x)*	94,900	886,366
Plantronics, Inc.	19,059	996,976
Quantenna Communications, Inc. (x)*	11,800	224,200
ShoreTel, Inc.*	42,300	245,340
Sonus Networks, Inc.*	29,448	219,093
Ubiquiti Networks, Inc. (x)*	14,900	774,353
ViaSat, Inc. (x)*	29,840	1,975,408
Viavi Solutions, Inc.*	132,700	1,397,331

		21,057,462

Electronic Equipment, Instruments & Components (2.8%)
Akoustis Technologies, Inc. (x)*	1,200	$10,488
Anixter International, Inc.*	16,658	1,302,656
AVX Corp.	26,100	426,474
Badger Meter, Inc.	17,060	679,841
Bel Fuse, Inc., Class B	5,700	140,790
Belden, Inc.	25,035	1,888,390
Benchmark Electronics, Inc.*	28,448	918,870
Control4 Corp.*	16,900	331,409
CTS Corp.	18,000	388,800
Daktronics, Inc.	24,900	239,787
Electro Scientific Industries, Inc.*	17,600	145,024
ePlus, Inc.*	7,300	540,930
Fabrinet*	20,000	853,200
FARO Technologies, Inc.*	10,567	399,433
Fitbit, Inc., Class A (x)*	100,000	531,000
II-VI, Inc.*	34,386	1,179,440
Insight Enterprises, Inc.*	20,443	817,516
Iteris, Inc.*	2,000	12,440
Itron, Inc.*	18,900	1,280,475
KEMET Corp.*	26,200	335,360
Kimball Electronics, Inc.*	16,100	290,605
Knowles Corp. (x)*	50,700	857,844
Littelfuse, Inc.	12,549	2,070,584
Maxwell Technologies, Inc.*	19,700	118,003
Mesa Laboratories, Inc.	1,700	243,627
Methode Electronics, Inc.	20,900	861,080
MicroVision, Inc. (x)*	5,600	11,872
MTS Systems Corp.	10,502	544,004
Napco Security Technologies, Inc.*	400	3,760
Novanta, Inc.*	19,300	694,800
OSI Systems, Inc.*	10,068	756,610
Park Electrochemical Corp.	15,472	284,994
PC Connection, Inc.	7,000	189,420
PCM, Inc. (x)*	1,100	20,625
Plexus Corp.*	19,175	1,008,030
Radisys Corp.*	2,200	8,272
Rogers Corp.*	10,384	1,127,910
Sanmina Corp.*	42,200	1,607,820
ScanSource, Inc.*	15,039	606,072
SYNNEX Corp.	16,762	2,010,770
Systemax, Inc.	11,571	217,535
Tech Data Corp.*	20,700	2,090,699
TTM Technologies, Inc.*	52,901	918,361
VeriFone Systems, Inc.*	63,800	1,154,780
Vishay Intertechnology, Inc.	76,500	1,269,900
Vishay Precision Group, Inc.*	7,200	124,560

		31,514,860

Internet Software & Services (2.8%)
2U, Inc.*	25,100	1,177,692
Alarm.com Holdings, Inc.*	11,600	436,508
Alteryx, Inc., Class A*	3,300	64,416
Amber Road, Inc.*	1,700	14,569
Angie’s List, Inc.*	19,900	254,521
Appfolio, Inc., Class A*	5,200	169,520
Apptio, Inc., Class A*	9,900	171,765
Bankrate, Inc.*	32,929	423,138
Bazaarvoice, Inc.*	54,200	268,290

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Benefitfocus, Inc. (x)*	9,900	$359,865
Blucora, Inc.*	26,800	568,160
Box, Inc., Class A*	45,000	820,800
Brightcove, Inc.*	20,800	128,960
Carbonite, Inc.*	11,600	252,880
Care.com, Inc.*	9,600	144,960
Cars.com, Inc.*	41,200	1,097,156
ChannelAdvisor Corp.*	15,000	173,250
Cimpress NV*	14,200	1,342,326
Cloudera, Inc. (x)*	15,000	240,300
CommerceHub, Inc.*	1,000	17,432
Cornerstone OnDemand, Inc.*	28,900	1,033,175
Coupa Software, Inc.*	17,100	495,558
DHI Group, Inc.*	33,000	94,050
Endurance International Group Holdings, Inc. (x)*	33,100	276,385
Envestnet, Inc.*	23,800	942,480
Five9, Inc.*	29,900	643,448
Global Sources Ltd.*	800	16,000
Gogo, Inc. (x)*	32,200	371,266
GrubHub, Inc. (x)*	53,500	2,332,600
GTT Communications, Inc.*	15,100	477,915
Hortonworks, Inc.*	20,800	267,904
Instructure, Inc.*	10,300	303,850
Internap Corp.*	4,800	17,616
j2 Global, Inc.	27,578	2,346,611
Leaf Group Ltd.*	300	2,340
Limelight Networks, Inc.*	49,700	143,633
Liquidity Services, Inc.*	11,900	75,565
LivePerson, Inc.*	28,200	310,200
Meet Group, Inc. (The) (x)*	59,300	299,465
MINDBODY, Inc., Class A*	21,100	573,920
MuleSoft, Inc., Class A (x)*	10,700	266,858
New Relic, Inc.*	16,800	722,568
NIC, Inc.	36,455	690,822
Nutanix, Inc., Class A (x)*	19,900	400,985
Okta, Inc. (x)*	5,700	129,960
Ominto, Inc. (x)*	1,200	18,300
Q2 Holdings, Inc.*	23,300	860,935
QuinStreet, Inc.*	3,700	15,429
Quotient Technology, Inc.*	34,200	393,300
Reis, Inc.	5,200	110,500
Rightside Group Ltd.*	800	8,496
Rocket Fuel, Inc. (x)*	5,000	13,750
Shutterstock, Inc. (x)*	10,900	480,472
SPS Commerce, Inc.*	9,600	612,096
Stamps.com, Inc. (x)*	9,300	1,440,338
TechTarget, Inc.*	2,600	26,962
Trade Desk, Inc. (The), Class A*	9,900	496,089
TrueCar, Inc.*	31,500	627,795
Tucows, Inc., Class A (x)*	900	48,150
Twilio, Inc., Class A (x)*	35,600	1,036,316
Veritone, Inc. (x)*	900	10,539
Web.com Group, Inc.*	28,400	718,520
WebMD Health Corp.*	22,300	1,307,895
Xactly Corp.*	23,600	369,340
XO Group, Inc.*	14,600	257,252
Yelp, Inc. (x)*	44,500	1,335,890
Yext, Inc. (x)*	4,300	57,319

		31,607,365

IT Services (2.0%)
Acxiom Corp.*	44,469	$1,155,305
Blackhawk Network Holdings, Inc.*	31,049	1,353,736
CACI International, Inc., Class A*	13,959	1,745,573
CardConnect Corp. (x)*	7,000	105,350
Cardtronics plc, Class A*	25,900	851,074
Cass Information Systems, Inc.	7,181	471,361
Convergys Corp.	50,300	1,196,134
CSG Systems International, Inc.	18,365	745,252
EPAM Systems, Inc.*	27,600	2,320,884
Everi Holdings, Inc.*	7,400	53,872
EVERTEC, Inc.	37,900	655,670
ExlService Holdings, Inc.*	18,700	1,039,346
Forrester Research, Inc.	6,200	242,730
Hackett Group, Inc. (The)	15,119	234,345
Information Services Group, Inc.*	1,000	4,110
ManTech International Corp., Class A	14,141	585,155
MAXIMUS, Inc.	36,868	2,309,043
MoneyGram International, Inc.*	18,500	319,125
NCI, Inc., Class A*	600	12,660
NeuStar, Inc., Class A*	31,100	1,037,185
Perficient, Inc.*	21,700	404,488
Planet Payment, Inc.*	26,400	87,120
Presidio, Inc.*	3,800	54,378
Science Applications International Corp.	24,200	1,679,964
ServiceSource International, Inc.*	37,100	143,948
StarTek, Inc.*	1,000	12,240
Sykes Enterprises, Inc.*	21,699	727,567
Syntel, Inc.	17,964	304,669
TeleTech Holdings, Inc.	9,725	396,780
Travelport Worldwide Ltd.	66,300	912,288
Unisys Corp. (x)*	30,464	389,939
Virtusa Corp.*	16,500	485,100

		22,036,391

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	22,703	1,468,657
Alpha & Omega Semiconductor Ltd.*	12,300	205,041
Ambarella, Inc. (x)*	18,400	893,320
Amkor Technology, Inc.*	57,800	564,706
Axcelis Technologies, Inc.*	16,700	349,865
AXT, Inc. (x)*	4,100	26,035
Brooks Automation, Inc.	39,150	849,164
Cabot Microelectronics Corp.	13,520	998,182
CEVA, Inc.*	11,400	518,130
Cirrus Logic, Inc.*	36,467	2,287,210
Cohu, Inc.	15,100	237,674
Cree, Inc.*	55,900	1,377,935
CyberOptics Corp. (x)*	1,100	22,715
Diodes, Inc.*	21,908	526,449
DSP Group, Inc.*	13,200	153,120
Entegris, Inc.*	81,146	1,781,155
FormFactor, Inc.*	39,481	489,564
GSI Technology, Inc. (x)*	1,100	8,646

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ichor Holdings Ltd.*	16,500	$332,640
Impinj, Inc. (x)*	9,900	481,635
Inphi Corp. (x)*	22,500	771,750
Integrated Device Technology, Inc.*	77,400	1,996,146
IXYS Corp.*	16,400	269,780
Kopin Corp.*	39,100	145,061
Lattice Semiconductor Corp.*	68,900	458,874
MACOM Technology Solutions Holdings, Inc.*	23,213	1,294,589
MaxLinear, Inc.*	41,693	1,162,818
MKS Instruments, Inc.	30,572	2,057,496
Monolithic Power Systems, Inc.	22,496	2,168,614
Nanometrics, Inc.*	13,500	341,415
NeoPhotonics Corp. (x)*	31,300	241,636
NVE Corp.	2,943	226,611
PDF Solutions, Inc.*	15,500	254,975
Photronics, Inc.*	35,600	334,640
Pixelworks, Inc. (x)*	4,000	18,360
Power Integrations, Inc.	15,724	1,146,280
Rambus, Inc.*	62,400	713,232
Rudolph Technologies, Inc.*	17,200	393,020
Semtech Corp.*	37,096	1,326,182
Sigma Designs, Inc.*	23,100	135,135
Silicon Laboratories, Inc.*	23,700	1,619,895
SunPower Corp. (x)*	18,700	174,658
Synaptics, Inc.*	20,137	1,041,284
Ultra Clean Holdings, Inc.*	18,400	345,000
Veeco Instruments, Inc.*	26,786	745,990
Xcerra Corp.*	30,400	297,008
Xperi Corp.	28,310	843,638

		34,095,930

Software (3.7%)
8x8, Inc.*	50,600	736,230
A10 Networks, Inc.*	28,600	241,384
ACI Worldwide, Inc.*	66,216	1,481,252
Agilysys, Inc.*	500	5,060
American Software, Inc., Class A	16,300	167,727
Aspen Technology, Inc.*	44,800	2,475,648
Barracuda Networks, Inc.*	14,600	336,676
Blackbaud, Inc.	27,087	2,322,710
Blackline, Inc.*	6,400	228,736
Bottomline Technologies de, Inc.*	23,491	603,484
BroadSoft, Inc. (x)*	16,600	714,630
Callidus Software, Inc.*	35,000	847,000
CommVault Systems, Inc.*	22,214	1,253,980
Digimarc Corp.*	6,500	260,975
Ebix, Inc. (x)	14,500	781,550
Ellie Mae, Inc.*	18,600	2,044,326
EnerNOC, Inc.*	16,600	128,650
Everbridge, Inc. (x)*	10,000	243,600
Exa Corp.*	8,400	115,920
Fair Isaac Corp.	17,827	2,485,262
Gigamon, Inc. (x)*	18,700	735,845
Glu Mobile, Inc. (x)*	124,000	310,000
Guidance Software, Inc.*	1,400	9,254
HubSpot, Inc.*	19,300	1,268,975
Imperva, Inc.*	23,200	1,110,120
Inspired Entertainment, Inc.*	200	2,600

MicroStrategy, Inc., Class A*	5,409	$1,036,743
Mitek Systems, Inc.*	26,800	225,120
MobileIron, Inc.*	43,600	263,780
Model N, Inc.*	15,300	203,490
Monotype Imaging Holdings, Inc.	26,300	481,290
Park City Group, Inc. (x)*	7,900	95,985
Paycom Software, Inc. (x)*	28,200	1,929,162
Paylocity Holding Corp.*	19,100	862,938
Pegasystems, Inc.	20,850	1,216,598
Progress Software Corp.	28,777	888,922
Proofpoint, Inc. (x)*	27,200	2,361,776
PROS Holdings, Inc.*	14,900	408,111
QAD, Inc., Class A	5,800	185,890
Qualys, Inc.*	23,800	971,040
Rapid7, Inc.*	17,800	299,574
RealNetworks, Inc.*	9,925	42,975
RealPage, Inc.*	31,500	1,132,425
RingCentral, Inc., Class A*	33,600	1,228,080
Rosetta Stone, Inc.*	12,300	132,594
Rubicon Project, Inc. (The)*	28,100	144,434
SecureWorks Corp., Class A*	17,200	159,788
Silver Spring Networks, Inc.*	22,700	256,056
Synchronoss Technologies, Inc.*	25,434	418,389
Telenav, Inc.*	21,000	170,100
TiVo Corp.	67,194	1,253,168
Upland Software, Inc.*	1,600	35,184
Varonis Systems, Inc.*	15,600	580,320
VASCO Data Security International, Inc.*	15,900	228,165
Verint Systems, Inc.*	35,751	1,455,066
VirnetX Holding Corp. (x)*	15,600	70,980
Workiva, Inc.*	12,100	230,505
Zendesk, Inc.*	55,700	1,547,346
Zix Corp.*	35,300	200,857

		41,628,445

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (x)*	60,700	1,135,090
Avid Technology, Inc.*	22,600	118,876
CPI Card Group, Inc. (x)	5,800	16,530
Cray, Inc.*	25,400	467,360
Diebold Nixdorf, Inc.	51,500	1,442,000
Eastman Kodak Co. (x)*	15,600	141,960
Electronics For Imaging, Inc.*	26,952	1,276,986
Immersion Corp.*	17,900	162,532
Intevac, Inc.*	2,200	24,420
Pure Storage, Inc., Class A*	53,300	682,773
Quantum Corp.*	2,900	22,649
Stratasys Ltd.*	28,800	671,328
Super Micro Computer, Inc.*	22,200	547,230
USA Technologies, Inc. (x)*	22,700	118,040

		6,827,774

Total Information Technology		188,768,227

Materials (4.3%)
Chemicals (2.1%)
A Schulman, Inc.	16,543	529,376
AdvanSix, Inc.*	17,200	537,328
AgroFresh Solutions, Inc. (x)*	6,800	48,824
American Vanguard Corp.	16,200	279,450

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Balchem Corp.	17,985	$1,397,614
Calgon Carbon Corp.	28,838	435,454
Chase Corp.	4,100	437,470
Codexis, Inc. (x)*	3,500	19,075
Ferro Corp.*	52,173	954,244
Flotek Industries, Inc. (x)*	31,000	277,140
FutureFuel Corp.	14,300	215,787
GCP Applied Technologies, Inc.*	40,100	1,223,050
Hawkins, Inc.	5,500	254,925
HB Fuller Co.	28,859	1,474,983
Ingevity Corp.*	24,100	1,383,340
Innophos Holdings, Inc.	11,113	487,194
Innospec, Inc.	13,600	891,480
Intrepid Potash, Inc. (x)*	14,900	33,674
KMG Chemicals, Inc.	5,200	253,084
Koppers Holdings, Inc.*	11,713	423,425
Kraton Corp.*	17,000	585,480
Kronos Worldwide, Inc.	12,600	229,572
LSB Industries, Inc. (x)*	29,200	301,636
Minerals Technologies, Inc.	19,850	1,453,020
OMNOVA Solutions, Inc.*	24,400	237,900
PolyOne Corp.	48,200	1,867,268
Quaker Chemical Corp.	7,400	1,074,702
Rayonier Advanced Materials, Inc. (x)	22,700	356,844
Sensient Technologies Corp.	25,525	2,055,529
Stepan Co.	11,288	983,636
Trecora Resources*	12,600	141,750
Tredegar Corp.	14,129	215,467
Trinseo SA	25,400	1,744,980
Tronox Ltd., Class A	37,200	562,464
Valhi, Inc.	6,800	20,264

		23,387,429

Construction Materials (0.2%)
Forterra, Inc. (x)*	21,700	178,591
Summit Materials, Inc., Class A*	62,316	1,799,063
United States Lime & Minerals, Inc.	900	70,623
US Concrete, Inc. (x)*	8,300	651,965

		2,700,242

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	819,966
Greif, Inc., Class B	3,300	199,320
Myers Industries, Inc.	12,500	224,375
UFP Technologies, Inc.*	3,900	110,370

		1,354,031

Metals & Mining (1.3%)
AK Steel Holding Corp. (x)*	181,436	1,192,035
Allegheny Technologies, Inc. (x)	61,400	1,044,414
Ampco-Pittsburgh Corp.	300	4,425
Carpenter Technology Corp.	28,500	1,066,755
Century Aluminum Co.*	28,600	445,588
Cliffs Natural Resources, Inc.*	165,230	1,143,392
Coeur Mining, Inc.*	103,336	886,623
Commercial Metals Co.	65,900	1,280,437
Compass Minerals International, Inc.	19,400	1,266,820

Gold Resource Corp.	51,100	$208,488
Handy & Harman Ltd.*	1,200	37,680
Haynes International, Inc.	8,833	320,726
Hecla Mining Co.	219,029	1,117,048
Kaiser Aluminum Corp.	10,191	902,107
Klondex Mines Ltd.*	100,700	339,359
Materion Corp.	11,445	428,043
Olympic Steel, Inc.	8,400	163,632
Ramaco Resources, Inc. (x)*	3,500	21,175
Ryerson Holding Corp.*	20,000	198,000
Schnitzer Steel Industries, Inc., Class A	15,000	378,000
SunCoke Energy, Inc.*	37,010	403,409
TimkenSteel Corp.*	22,700	348,899
Warrior Met Coal, Inc.	3,800	65,094
Worthington Industries, Inc.	27,480	1,380,045

		14,642,194

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	690,080
Clearwater Paper Corp.*	10,838	506,677
Deltic Timber Corp.	6,053	451,917
KapStone Paper and Packaging Corp.	49,572	1,022,670
Louisiana-Pacific Corp.*	82,748	1,995,054
Neenah Paper, Inc.	9,500	762,375
PH Glatfelter Co.	28,215	551,321
Schweitzer-Mauduit International, Inc.	16,964	631,570

		6,611,664

Total Materials		48,695,560

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	45,373	1,261,369
Agree Realty Corp. (REIT)	14,400	660,528
Alexander’s, Inc. (REIT)	1,175	495,216
Altisource Residential Corp. (REIT)	34,800	450,312
American Assets Trust, Inc. (REIT)	24,218	953,947
Armada Hoffler Properties, Inc. (REIT)	20,200	261,590
Ashford Hospitality Prime, Inc. (REIT)	19,088	196,416
Ashford Hospitality Trust, Inc. (REIT)	44,900	272,992
Bluerock Residential Growth REIT, Inc. (REIT)	17,100	220,419
Care Capital Properties, Inc. (REIT)	48,300	1,289,610
CareTrust REIT, Inc. (REIT)	37,113	688,075
CatchMark Timber Trust, Inc. (REIT), Class A	22,300	253,551
CBL & Associates Properties, Inc. (REIT) (x)	95,500	805,065
Cedar Realty Trust, Inc. (REIT)	49,600	240,560
Chatham Lodging Trust (REIT)	19,500	391,755
Chesapeake Lodging Trust (REIT)	35,000	856,450
City Office REIT, Inc. (REIT)	18,000	228,600

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Clipper Realty, Inc. (REIT) (x)	2,200	$27,148
Colony Starwood Homes (REIT)	57,900	1,986,549
Community Healthcare Trust, Inc. (REIT)	6,900	176,571
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	7,200	241,848
Cousins Properties, Inc. (REIT)	239,483	2,105,055
DiamondRock Hospitality Co. (REIT)	115,298	1,262,513
Easterly Government Properties, Inc. (REIT)	18,700	391,765
EastGroup Properties, Inc. (REIT)	18,127	1,519,043
Education Realty Trust, Inc. (REIT)	41,698	1,615,798
Farmland Partners, Inc. (REIT) (x)	16,800	150,192
FelCor Lodging Trust, Inc. (REIT)	74,272	535,501
First Industrial Realty Trust, Inc. (REIT)	69,230	1,981,363
First Potomac Realty Trust (REIT)	31,244	347,121
Four Corners Property Trust, Inc. (REIT)	34,200	858,762
Franklin Street Properties Corp. (REIT)	59,999	664,789
GEO Group, Inc. (The) (REIT)	70,263	2,077,677
Getty Realty Corp. (REIT)	15,075	378,383
Gladstone Commercial Corp. (REIT)	13,900	302,881
Global Medical REIT, Inc. (REIT) (x)	8,200	73,308
Global Net Lease, Inc. (REIT)	38,466	855,484
Government Properties Income Trust (REIT)	40,266	737,270
Gramercy Property Trust (REIT)	86,705	2,576,005
Healthcare Realty Trust, Inc. (REIT)	65,558	2,238,805
Hersha Hospitality Trust (REIT)	22,519	416,827
Independence Realty Trust, Inc. (REIT) (x)	29,100	287,217
InfraREIT, Inc. (REIT)	22,524	431,335
Investors Real Estate Trust (REIT)	69,496	431,570
iStar, Inc. (REIT)*	39,400	474,376
Jernigan Capital, Inc. (REIT)	1,300	28,600
Kite Realty Group Trust (REIT)	47,157	892,682
LaSalle Hotel Properties (REIT)	63,240	1,884,552
Lexington Realty Trust (REIT)	131,986	1,307,981
LTC Properties, Inc. (REIT)	21,469	1,103,292
Mack-Cali Realty Corp. (REIT)	51,100	1,386,854
MedEquities Realty Trust, Inc. (REIT)	13,900	175,418
Monmouth Real Estate Investment Corp. (REIT)	38,351	577,183

Monogram Residential Trust, Inc. (REIT)	94,000	$912,740
National Health Investors, Inc. (REIT)	21,528	1,705,018
National Storage Affiliates Trust (REIT)	24,100	556,951
New Senior Investment Group, Inc. (REIT)	43,800	440,190
NexPoint Residential Trust, Inc. (REIT)	10,300	256,367
NorthStar Realty Europe Corp. (REIT)	33,700	427,316
One Liberty Properties, Inc. (REIT)	8,600	201,498
Parkway, Inc. (REIT)	25,035	573,051
Pebblebrook Hotel Trust (REIT) (x)	42,843	1,381,258
Pennsylvania REIT (REIT)	44,352	502,065
Physicians Realty Trust (REIT)	89,600	1,804,544
Potlatch Corp. (REIT)	23,344	1,066,821
Preferred Apartment Communities, Inc. (REIT), Class A	15,200	239,400
PS Business Parks, Inc. (REIT)	11,580	1,533,076
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,386,745
Quality Care Properties, Inc. (REIT)*	54,200	992,402
RAIT Financial Trust (REIT) (x)	64,800	141,912
Ramco-Gershenson Properties Trust (REIT)	45,200	583,080
Retail Opportunity Investments Corp. (REIT)	61,700	1,184,023
Rexford Industrial Realty, Inc. (REIT)	36,500	1,001,560
RLJ Lodging Trust (REIT)	70,000	1,390,900
Ryman Hospitality Properties, Inc. (REIT)	24,934	1,596,025
Sabra Health Care REIT, Inc. (REIT)	37,083	893,700
Saul Centers, Inc. (REIT)	5,600	324,688
Select Income REIT (REIT)	35,400	850,662
Seritage Growth Properties (REIT), Class A (x)	14,100	591,495
STAG Industrial, Inc. (REIT)	48,000	1,324,800
Summit Hotel Properties, Inc. (REIT)	53,300	994,045
Sunstone Hotel Investors, Inc. (REIT)	124,778	2,011,421
Terreno Realty Corp. (REIT)	34,600	1,164,636
Tier REIT, Inc. (REIT)	27,000	498,960
UMH Properties, Inc. (REIT)	14,700	250,635
Universal Health Realty Income Trust (REIT)	7,150	568,711
Urban Edge Properties (REIT)	64,100	1,521,093
Urstadt Biddle Properties, Inc. (REIT), Class A	16,789	332,422
Washington Prime Group, Inc. (REIT)	105,100	879,687

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Washington REIT (REIT)	42,117	$1,343,532
Whitestone REIT (REIT) (x)	20,500	251,125
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,220,310

		76,927,037

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	26,800	1,108,984
Altisource Portfolio Solutions SA (x)*	20,400	445,128
Consolidated-Tomoka Land Co.	3,600	205,020
Forestar Group, Inc.*	25,821	442,830
FRP Holdings, Inc.*	4,000	184,600
Griffin Industrial Realty, Inc.	200	6,274
HFF, Inc., Class A	21,300	740,601
Kennedy-Wilson Holdings, Inc. (x)	47,300	901,065
Marcus & Millichap, Inc.*	10,000	263,600
Maui Land & Pineapple Co., Inc.*	800	16,240
RE/MAX Holdings, Inc., Class A	10,000	560,500
RMR Group, Inc. (The), Class A	4,826	234,785
St Joe Co. (The)*	29,000	543,750
Stratus Properties, Inc.	3,900	114,660
Tejon Ranch Co.*	9,102	187,865
Trinity Place Holdings, Inc.*	13,200	93,852

		6,049,754

Total Real Estate		82,976,791

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
ATN International, Inc.	6,800	465,392
Cincinnati Bell, Inc.*	23,707	463,472
Cogent Communications Holdings, Inc.	23,225	931,323
Consolidated Communications Holdings, Inc. (x)	28,535	612,646
FairPoint Communications, Inc.*	12,200	190,930
Frontier Communications Corp. (x)	675,800	783,928
General Communication, Inc., Class A*	15,400	564,256
Globalstar, Inc. (x)*	268,800	572,544
Hawaiian Telcom Holdco, Inc.*	300	7,497
IDT Corp., Class B	9,900	142,263
Intelsat SA (x)*	22,200	67,932
Iridium Communications, Inc. (x)*	46,500	513,825
Lumos Networks Corp.*	12,660	226,234
ORBCOMM, Inc.*	33,500	378,550
pdvWireless, Inc. (x)*	6,200	144,460
Straight Path Communications, Inc., Class B (x)*	5,500	988,075
Vonage Holdings Corp.*	109,700	717,438
Windstream Holdings, Inc. (x)	102,571	397,975

		8,168,740

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	$336,600
Shenandoah Telecommunications Co.	26,848	824,234
Spok Holdings, Inc.	15,100	267,270

		1,428,104

Total Telecommunication Services		9,596,844

Utilities (3.6%)
Electric Utilities (1.1%)
ALLETE, Inc.	28,423	2,037,361
El Paso Electric Co.	23,246	1,201,818
Genie Energy Ltd., Class B	3,300	25,146
IDACORP, Inc.	29,208	2,492,903
MGE Energy, Inc.	20,079	1,292,084
Otter Tail Corp.	22,725	899,910
PNM Resources, Inc.	45,881	1,754,948
Portland General Electric Co.	50,632	2,313,376
Spark Energy, Inc., Class A (x)	11,400	214,320

		12,231,866

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	8,950	670,803
Delta Natural Gas Co., Inc.	4,400	134,068
New Jersey Resources Corp.	49,322	1,958,083
Northwest Natural Gas Co.	15,142	906,249
ONE Gas, Inc.	30,000	2,094,300
RGC Resources, Inc. (x)	200	5,666
South Jersey Industries, Inc.	45,852	1,566,763
Southwest Gas Holdings, Inc.	27,136	1,982,556
Spire, Inc.	29,752	2,075,202
WGL Holdings, Inc.	29,025	2,421,555

		13,815,245

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	76,900	184,560
Dynegy, Inc.*	71,223	589,014
NRG Yield, Inc., Class A	19,300	329,258
NRG Yield, Inc., Class C	35,782	629,763
Ormat Technologies, Inc.	22,300	1,308,564
Pattern Energy Group, Inc.	38,100	908,304
TerraForm Global, Inc., Class A*	56,100	283,305
TerraForm Power, Inc., Class A*	49,500	594,000

		4,826,768

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,566,732
Black Hills Corp.	34,219	2,308,755
NorthWestern Corp.	27,978	1,707,218
Unitil Corp.	8,000	386,480

		5,969,185

Water Utilities (0.3%)
American States Water Co.	20,958	993,619
AquaVenture Holdings Ltd.*	6,800	103,564
Artesian Resources Corp., Class A	5,400	203,256
Cadiz, Inc. (x)*	2,100	28,350

See Notes to Financial Statements.

1195

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

California Water Service Group	27,600	$1,015,680
Connecticut Water Service, Inc.	6,200	344,162
Consolidated Water Co. Ltd.	10,200	126,480
Global Water Resources, Inc. (x)	2,400	23,760
Middlesex Water Co.	9,100	360,360
Pure Cycle Corp. (x)*	700	5,425
SJW Group	8,800	432,784
York Water Co. (The)	7,800	271,830

		3,909,270

Total Utilities		40,752,334

Total Common Stocks (99.0%) (Cost $733,771,064)		1,109,484,410

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
MEDIA GEN, Inc., CVR*†	61,700	78,668

Total Consumer Discretionary		78,668

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR (x)*†	48,600	2,916
Durata Therapeutics, Inc., CVR*†	9,800	1,176
Dyax Corp., CVR*†	85,268	70,985
Tobira Therapeutics, Inc., CVR (x)*†	2,288	23,578

		98,655

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR*†	5,500	2,475

Total Health Care		101,130

Total Rights (0.0%) (Cost $14,345)		179,798

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	8,304,108	8,306,599

	Principal Amount	Value (Note 1)

Repurchase Agreements (9.8%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $15,301,441, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $15,606,003. (xx)	$15,300,000	$15,300,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $2,500,302, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,779,559. (xx)	2,500,000	2,500,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $4,000,517, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $4,447,294. (xx)	4,000,000	4,000,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $7,700,770, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $7,854,016. (xx)	7,700,000	7,700,000

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $3,904,287, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,981,991. (xx)	$3,903,913	$3,903,913
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $12,001,080, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $12,240,064. (xx)	12,000,000	12,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $5,900,615, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $6,021,929. (xx)	5,900,000	5,900,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $5,801,297, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $5,919,862. (xx)	5,800,000	5,800,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $3,000,315, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $3,060,643. (xx)	3,000,000	3,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $17,001,573, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $17,340,000. (xx)	17,000,000	17,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $3,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $3,060,003. (xx)	$3,000,000	$3,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $10,200,018. (xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $4,000,360, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $4,080,113. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		109,103,913

Total Short-Term Investments (10.5%) (Cost $117,411,080)		117,410,512

Total Investments (109.5%) (Cost $851,196,489)		1,227,074,720
Other Assets Less Liabilities (-9.5%)		(106,111,971)

Net Assets (100%)		$1,120,962,749

See Notes to Financial Statements.

1197

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

*	Non-income producing.
†	Securities (totaling $406,598 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,664,365.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $107,346,984. This was secured by cash collateral of $109,103,913 which was subsequently invested in joint repurchase agreements with a total value of $109,103,913, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,168,387 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/27/17 - 2/15/47.

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	140	September-17	$9,925,887	$9,900,100	$(25,787)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) ( b)	Total
Assets:
Common Stocks
Consumer Discretionary	$138,237,499	$236,246	$—	$138,473,745
Consumer Staples	29,893,423	—	—	29,893,423
Energy	40,190,078	—	—	40,190,078
Financials	201,520,131	—	226,800	201,746,931
Health Care	166,482,048	—	—	166,482,048
Industrials	161,908,429	—	—	161,908,429
Information Technology	188,768,227	—	—	188,768,227
Materials	48,657,880	37,680	—	48,695,560
Real Estate	82,970,517	6,274	—	82,976,791
Telecommunication Services	9,596,844	—	—	9,596,844
Utilities	40,752,334	—	—	40,752,334
Rights
Consumer Discretionary	—	—	78,668	78,668
Health Care	—	—	101,130	101,130
Short-Term Investments
Investment Companies	8,306,599	—	—	8,306,599
Repurchase Agreements	—	109,103,913	—	109,103,913

Total Assets	$1,117,284,009	$109,384,113	$406,598	$1,227,074,720

Liabilities:
Futures	$(25,787)	$—	$—	$(25,787)

Total Liabilities	$(25,787)	$—	$—	$(25,787)

Total	$1,117,258,222	$109,384,113	$406,598	$1,227,048,933

(a)	A security with a market value of $37,680 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	A security with a market value of $226,800 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

See Notes to Financial Statements.

1198

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payable, Net assets – Unrealized depreciation	$(25,787	)*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$388,909

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(69,834)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $11,773,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$172,602,616
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$188,089,840

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,847,467
Aggregate gross unrealized depreciation	(67,984,179)

Net unrealized appreciation	$371,863,288

Federal income tax cost of investments	$855,211,432

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $742,092,576)	$1,117,970,807
Repurchase Agreements (Cost $109,103,913)	109,103,913
Cash	2,650,816
Dividends, interest and other receivables	1,233,718
Security lending income receivable	192,031
Receivable from Separate Accounts for Trust shares sold	142,864
Receivable for securities sold	116,287
Due from Custodian	64,160
Other assets	12,525

Total assets	1,231,487,121

LIABILITIES
Payable for return of collateral on securities loaned	109,103,913
Payable to Separate Accounts for Trust shares redeemed	583,432
Investment management fees payable	229,542
Distribution fees payable – Class IB	196,313
Due from Custodian	116,287
Administrative fees payable	90,218
Payable for securities purchased	64,160
Due to broker for futures variation margin	25,900
Distribution fees payable – Class IA	22,309
Trustees’ fees payable	466
Accrued expenses	91,832

Total liabilities	110,524,372

NET ASSETS	$1,120,962,749

Net assets were comprised of:
Paid in capital	$665,802,740
Accumulated undistributed net investment income (loss)	6,982,732
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	72,324,833
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	375,852,444

Net assets	$1,120,962,749

Class IA
Net asset value, offering and redemption price per share, $109,115,037 / 9,172,269 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

Class IB
Net asset value, offering and redemption price per share, $958,220,239 / 80,493,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

Class K
Net asset value, offering and redemption price per share, $53,627,473 / 4,505,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

(x)	Includes value of securities on loan of $107,346,984.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,168 foreign withholding tax)	$8,019,194
Interest	6,097
Securities lending (net)	1,125,559

Total income	9,150,850

EXPENSES
Investment management fees	1,372,183
Distribution fees – Class IB	1,170,222
Administrative fees	539,800
Distribution fees – Class IA	137,776
Printing and mailing expenses	41,682
Custodian fees	41,364
Professional fees	39,235
Trustees’ fees	13,028
Miscellaneous	13,080

Total expenses	3,368,370

NET INVESTMENT INCOME (LOSS)	5,782,480

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	73,626,089
Futures	388,909
Foreign currency transactions	421

Net realized gain (loss)	74,015,419

Change in unrealized appreciation (depreciation) on:
Investments	(28,423,393)
Futures	(69,834)
Foreign currency translations	(421)

Net change in unrealized appreciation (depreciation)	(28,493,648)

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,521,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,304,251

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,782,480	$9,438,891
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	74,015,419	61,072,987
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(28,493,648)	115,646,773

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,304,251	186,158,651

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(962,462)
Class IB	—	(8,241,888)
Class K	—	(565,274)

	—	(9,769,624)

Distributions from net realized capital gains
Class IA	—	(6,447,446)
Class IB	—	(55,373,738)
Class K	—	(2,949,904)

	—	(64,771,088)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(74,540,712)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,031,453 and 2,261,900 shares, respectively ]	11,939,216	24,148,807
Capital shares issued in reinvestment of dividends and distributions [ 0 and 650,067 shares, respectively ]	—	7,409,908
Capital shares repurchased [ (1,528,156) and (1,434,808) shares, respectively ]	(17,578,049)	(15,103,096)

Total Class IA transactions	(5,638,833)	16,455,619

Class IB
Capital shares sold [ 2,996,846 and 5,191,765 shares, respectively ]	34,776,355	54,676,633
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,577,475 shares, respectively ]	—	63,615,626
Capital shares repurchased [ (4,779,574) and (9,909,944) shares, respectively ]	(55,362,190)	(102,676,572)

Total Class IB transactions	(20,585,835)	15,615,687

Class K
Capital shares sold [ 403,967 and 576,095 shares, respectively ]	4,673,846	5,942,714
Capital shares issued in reinvestment of dividends and distributions [ 0 and 308,554 shares, respectively ]	—	3,515,178
Capital shares repurchased [ (299,718) and (877,212) shares, respectively ]	(3,464,829)	(8,849,065)

Total Class K transactions	1,209,017	608,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(25,015,651)	32,680,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,288,600	144,298,072
NET ASSETS:
Beginning of period	1,094,674,149	950,376,077

End of period (a)	$1,120,962,749	$1,094,674,149

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,982,732	$1,200,252

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.36	$10.10	$11.70	$12.27	$9.71	$9.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.09	0.08	0.08	0.12
Net realized and unrealized gain (loss) on investments and futures	0.48	1.98	(0.65)	0.51	3.53	1.28

Total from investment operations	0.54	2.08	(0.56)	0.59	3.61	1.40

Less distributions:
Dividends from net investment income	—	(0.11)	(0.09)	(0.09)	(0.10)	(0.13)
Distributions from net realized gains	—	(0.71)	(0.95)	(1.07)	(0.95)	(0.63)

Total dividends and distributions	—	(0.82)	(1.04)	(1.16)	(1.05)	(0.76)

Net asset value, end of period	$11.90	$11.36	$10.10	$11.70	$12.27	$9.71

Total return (b)	4.75%	20.63%	(4.63)%	4.87%	37.45%	15.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,115	$109,797	$82,776	$87,206	$85,096	$53,627
Ratio of expenses to average net assets (a)(f)	0.63%	0.63%	0.62%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	1.04%	0.99%	0.77%	0.65%	0.71%	1.20%
Portfolio turnover rate (z)^	16%	15%	17%	14%	15%	16%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.36	$10.11	$11.70	$12.28	$9.72	$9.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.09	0.08	0.08	0.12
Net realized and unrealized gain (loss) on investments and futures	0.48	1.97	(0.64)	0.50	3.53	1.29

Total from investment operations	0.54	2.07	(0.55)	0.58	3.61	1.41

Less distributions:
Dividends from net investment income	—	(0.11)	(0.09)	(0.09)	(0.10)	(0.13)
Distributions from net realized gains	—	(0.71)	(0.95)	(1.07)	(0.95)	(0.63)

Total dividends and distributions	—	(0.82)	(1.04)	(1.16)	(1.05)	(0.76)

Net asset value, end of period	$11.90	$11.36	$10.11	$11.70	$12.28	$9.72

Total return (b)	4.75%	20.51%	(4.54)%	4.78%	37.42%	15.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$958,220	$934,933	$823,229	$887,691	$922,001	$718,214
Ratio of expenses to average net assets (a)(f)	0.63%	0.63%	0.62%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	1.04%	0.97%	0.77%	0.64%	0.69%	1.22%
Portfolio turnover rate (z)^	16%	15%	17%	14%	15%	16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.35	$10.10	$11.70	$12.27	$9.71	$9.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.13	0.09	0.11	0.10	0.15
Net realized and unrealized gain (loss) on investments and futures	0.48	1.97	(0.62)	0.51	3.54	1.28

Total from investment operations	0.55	2.10	(0.53)	0.62	3.64	1.43

Less distributions:
Dividends from net investment income	—	(0.14)	(0.12)	(0.12)	(0.13)	(0.16)
Distributions from net realized gains	—	(0.71)	(0.95)	(1.07)	(0.95)	(0.63)

Total dividends and distributions	—	(0.85)	(1.07)	(1.19)	(1.08)	(0.79)

Net asset value, end of period	$11.90	$11.35	$10.10	$11.70	$12.27	$9.71

Total return (b)	4.85%	20.83%	(4.38)%	5.12%	37.80%	15.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,627	$49,944	$44,370	$45,916	$46,570	$85,459
Ratio of expenses to average net assets (a)(f)	0.38%	0.38%	0.37%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets (a)(f)	1.29%	1.22%	1.02%	0.89%	0.88%	1.47%
Portfolio turnover rate (z)^	16%	15%	17%	14%	15%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1203

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	36.9%
Consumer Discretionary	19.7
Health Care	16.6
Industrials	8.7
Financials	5.8
Investment Companies	4.9
Consumer Staples	2.9
Real Estate	2.8
Repurchase Agreements	2.6
Utilities	0.9
Telecommunication Services	0.7
Cash and Other	(2.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,193.39	$5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,193.42	5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,194.97	4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1204

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (19.7%)
Auto Components (0.5%)
Delphi Automotive plc	65,000	$5,697,250

Automobiles (1.8%)
Ferrari NV	106,995	9,203,710
Tesla, Inc. (x)*	34,016	12,300,526

		21,504,236

Hotels, Restaurants & Leisure (2.8%)
Marriott International, Inc., Class A	61,706	6,189,729
MGM Resorts International	70,346	2,201,126
Restaurant Brands International, Inc.	22,380	1,399,645
Starbucks Corp.	253,464	14,779,486
Yum Brands, Inc.	126,900	9,360,144

		33,930,130

Internet & Direct Marketing Retail (9.8%)
Amazon.com, Inc.*	74,491	72,107,288
Ctrip.com International Ltd. (ADR)*	79,300	4,271,098
Priceline Group, Inc. (The)*	22,164	41,458,205

		117,836,591

Media (0.1%)
Altice USA, Inc., Class A (x)*	40,548	1,309,701

Multiline Retail (0.6%)
Dollar General Corp.	92,300	6,653,907

Specialty Retail (4.1%)
AutoZone, Inc.*	19,944	11,377,254
Home Depot, Inc. (The)	66,600	10,216,440
L Brands, Inc.	127,000	6,844,030
Lowe’s Cos., Inc.	65,796	5,101,164
O’Reilly Automotive, Inc.*	48,200	10,543,268
Ross Stores, Inc.	34,226	1,975,867
Tractor Supply Co.	58,942	3,195,246

		49,253,269

Total Consumer Discretionary		236,185,084

Consumer Staples (2.9%)
Food & Staples Retailing (0.7%)
Walgreens Boots Alliance, Inc.	105,382	8,252,464

Food Products (0.4%)
Mondelez International, Inc., Class A	107,966	4,663,052

Tobacco (1.8%)
Philip Morris International, Inc.	190,600	22,385,970

Total Consumer Staples		35,301,486

Financials (5.8%)
Banks (1.6%)
First Republic Bank	77,913	7,799,091
JPMorgan Chase & Co.	122,600	11,205,640

		19,004,731

Capital Markets (4.2%)
Charles Schwab Corp. (The)	174,000	$7,475,040
Intercontinental Exchange, Inc.	204,805	13,500,746
Morgan Stanley	339,100	15,110,296
State Street Corp.	76,500	6,864,345
TD Ameritrade Holding Corp.	189,372	8,141,102

		51,091,529

Total Financials		70,096,260

Health Care (16.6%)
Biotechnology (4.3%)
Alexion Pharmaceuticals, Inc.*	134,720	16,391,382
Biogen, Inc.*	50,550	13,717,248
Celgene Corp.*	48,380	6,283,111
Vertex Pharmaceuticals, Inc.*	114,242	14,722,366

		51,114,107

Health Care Equipment & Supplies (4.8%)
Becton Dickinson and Co.	71,211	13,893,978
Danaher Corp.	108,732	9,175,894
Intuitive Surgical, Inc.*	20,000	18,707,400
Stryker Corp.	115,800	16,070,724

		57,847,996

Health Care Providers & Services (6.1%)
Aetna, Inc.	60,039	9,115,721
Anthem, Inc.	29,800	5,606,274
Centene Corp.*	54,617	4,362,806
Cigna Corp.	64,832	10,852,229
HCA Healthcare, Inc.*	131,500	11,466,800
Humana, Inc.	46,826	11,267,272
UnitedHealth Group, Inc.	112,092	20,784,099

		73,455,201

Pharmaceuticals (1.4%)
Merck & Co., Inc.	147,100	9,427,639
Zoetis, Inc.	112,000	6,986,560

		16,414,199

Total Health Care		198,831,503

Industrials (8.7%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	95,296	18,844,784

Airlines (1.2%)
American Airlines Group, Inc.	287,400	14,461,968

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	85,304	5,565,233

Electrical Equipment (1.1%)
Acuity Brands, Inc. (x)	66,592	13,536,822

Industrial Conglomerates (2.1%)
Honeywell International, Inc.	92,900	12,382,641
Roper Technologies, Inc.	55,210	12,782,771

		25,165,412

Machinery (1.5%)
Fortive Corp.	70,766	4,483,026
Illinois Tool Works, Inc.	63,500	9,096,375
Wabtec Corp. (x)	50,150	4,588,725

		18,168,126

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.7%)
Equifax, Inc.	62,524	$8,592,048

Total Industrials		104,334,393

Information Technology (36.9%)
Internet Software & Services (13.4%)
Alibaba Group Holding Ltd. (ADR)*	208,972	29,444,155
Alphabet, Inc., Class A*	40,300	37,466,104
Alphabet, Inc., Class C*	34,405	31,264,856
Facebook, Inc., Class A*	291,256	43,973,831
MercadoLibre, Inc.	15,100	3,788,288
Tencent Holdings Ltd.	370,800	13,260,073
VeriSign, Inc. (x)*	20,397	1,896,105

		161,093,412

IT Services (8.6%)
Fidelity National Information Services, Inc.	99,751	8,518,735
Fiserv, Inc.*	78,802	9,640,637
Mastercard, Inc., Class A	164,090	19,928,731
PayPal Holdings, Inc.*	618,400	33,189,528
Visa, Inc., Class A	336,808	31,585,854

		102,863,485

Semiconductors & Semiconductor Equipment (1.5%)
ASML Holding NV (NYRS)	19,300	2,514,983
NVIDIA Corp.	30,300	4,380,168
Xilinx, Inc.	172,600	11,101,632

		17,996,783

Software (8.2%)
Electronic Arts, Inc.*	98,000	10,360,560
Intuit, Inc.	93,400	12,404,454
Microsoft Corp.	545,500	37,601,315
salesforce.com, Inc.*	193,179	16,729,301
ServiceNow, Inc.*	87,878	9,315,068
Snap, Inc., Class A (x)*	380,985	6,770,104
Workday, Inc., Class A*	55,800	5,412,600

		98,593,402

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	433,736	62,466,658

Total Information Technology		443,013,740

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	135,157	17,883,974
Crown Castle International Corp. (REIT)	94,474	9,464,405
Equinix, Inc. (REIT)	13,509	5,797,523

Total Real Estate		33,145,902

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.*	146,900	8,905,078

Total Telecommunication Services		8,905,078

Utilities (0.9%)
Electric Utilities (0.9%)
NextEra Energy, Inc.	75,600	$10,593,828

Total Utilities		10,593,828

Total Common Stocks (95.0%) (Cost $705,520,297)		1,140,407,274

SHORT-TERM INVESTMENTS:
Investment Company (4.9%)
JPMorgan Prime Money Market Fund, IM Shares	57,895,589	57,912,958

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $2,800,264, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $2,856,001. (xx)	$2,800,000	2,800,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $400,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $444,729. (xx)	400,000	400,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,400,140, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,428,003. (xx)	1,400,000	1,400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $2,904,610, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $2,962,418. (xx)	2,904,331	2,904,331

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $2,000,180, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $2,040,011. (xx)	$2,000,000	$2,000,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $1,800,403, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,837,199. (xx)	1,800,000	1,800,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,300,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,326,866. (xx)	1,300,000	1,300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,100,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	1,100,000	1,100,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $5,000,558, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $5,100,594. (xx)	5,000,000	5,000,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	$1,000,000	$1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $4,080,007. (xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $3,060,000. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		31,704,331

Total Short-Term Investments (7.5%) (Cost $89,622,626)		89,617,289

Total Investments (102.5%) (Cost $795,142,923)		1,230,024,563
Other Assets Less Liabilities (-2.5%)		(30,332,253)

Net Assets (100%)		$1,199,692,310

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $31,617,734. This was secured by cash collateral of $31,704,331 which was subsequently invested in joint repurchase agreements with a total value of $31,704,331, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $372,636 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 7/27/17 - 11/15/46.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$236,185,084	$—	$—	$236,185,084
Consumer Staples	35,301,486	—	—	35,301,486
Financials	70,096,260	—	—	70,096,260
Health Care	198,831,503	—	—	198,831,503
Industrials	104,334,393	—	—	104,334,393
Information Technology	429,753,667	13,260,073	—	443,013,740
Real Estate	33,145,902	—	—	33,145,902
Telecommunication Services	8,905,078	—	—	8,905,078
Utilities	10,593,828	—	—	10,593,828
Short-Term Investments
Investment Companies	57,912,958	—	—	57,912,958
Repurchase Agreements	—	31,704,331	—	31,704,331

Total Assets	$1,185,060,159	$44,964,404	$—	$1,230,024,563

Total Liabilities	$—	$—	$—	$—

Total	$1,185,060,159	$44,964,404	$—	$1,230,024,563

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017 were as follows.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$290,521,440
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$330,118,703

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$437,477,840
Aggregate gross unrealized depreciation	(4,202,700)

Net unrealized appreciation	$433,275,140

Federal income tax cost of investments	$796,749,423

For six months ended June 30, 2017, the Portfolio incurred approximately $6,766 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $763,438,592)	$1,198,320,232
Repurchase Agreements (Cost $31,704,331)	31,704,331
Cash	2,325,483
Dividends, interest and other receivables	575,675
Receivable from Separate Accounts for Trust shares sold	486,224
Receivable for securities sold	413,610
Security lending income receivable	167,557
Other assets	12,358

Total assets	1,234,005,470

LIABILITIES
Payable for return of collateral on securities loaned	31,704,331
Payable to Separate Accounts for Trust shares redeemed	820,122
Payable for securities purchased	752,514
Investment management fees payable	668,926
Distribution fees payable – Class IB	164,661
Administrative fees payable	97,443
Distribution fees payable – Class IA	31,065
Trustees’ fees payable	110
Accrued expenses	73,988

Total liabilities	34,313,160

NET ASSETS	$1,199,692,310

Net assets were comprised of:
Paid in capital	$688,772,246
Accumulated undistributed net investment income (loss)	(2,585)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	76,041,009
Net unrealized appreciation (depreciation) on investments and foreign currency translations	434,881,640

Net assets	$1,199,692,310

Class IA
Net asset value, offering and redemption price per share, $150,929,884 / 3,291,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.85

Class IB
Net asset value, offering and redemption price per share, $797,773,539 / 17,592,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.35

Class K
Net asset value, offering and redemption price per share, $250,988,887 / 5,395,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$46.52

(x)	Includes value of securities on loan of $31,617,734.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,623 foreign withholding tax)	$5,155,463
Interest	4,343
Securities lending (net)	311,607

Total income	5,471,413

EXPENSES
Investment management fees	4,112,843
Distribution fees – Class IB	917,309
Administrative fees	542,978
Distribution fees – Class IA	164,664
Professional fees	43,482
Printing and mailing expenses	41,411
Custodian fees	41,139
Trustees’ fees	12,666
Miscellaneous	12,981

Gross expenses	5,889,473
Less: Waiver from investment manager	(385,201)

Net expenses	5,504,272

NET INVESTMENT INCOME (LOSS)	(32,859)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	67,631,373
Foreign currency transactions	(274)

Net realized gain (loss)	67,631,099

Change in unrealized appreciation (depreciation) on:
Investments	125,336,548
Foreign currency translations	(1)

Net change in unrealized appreciation (depreciation)	125,336,547

NET REALIZED AND UNREALIZED GAIN (LOSS)	192,967,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$192,934,787

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(32,859)	$(1,165,617)
Net realized gain (loss) on investments and foreign currency transactions	67,631,099	23,501,118
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	125,336,547	6,893,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	192,934,787	29,229,458

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,973,254)
Class IB	—	(11,760,589)
Class K	—	(3,866,563)

TOTAL DISTRIBUTIONS	—	(17,600,406)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 543,130 and 608,519 shares, respectively ]	23,333,453	22,249,750
Capital shares issued in reinvestment of distributions [ 0 and 50,897 shares, respectively ]	—	1,973,254
Capital shares repurchased [ (173,171) and (442,160) shares, respectively ]	(7,454,320)	(16,624,568)

Total Class IA transactions	15,879,133	7,598,436

Class IB
Capital shares sold [ 971,940 and 1,931,827 shares, respectively ]	41,614,174	70,072,599
Capital shares issued in reinvestment of distributions [ 0 and 306,693 shares, respectively ]	—	11,760,589
Capital shares repurchased [ (794,221) and (1,801,230) shares, respectively ]	(33,452,235)	(66,343,849)

Total Class IB transactions	8,161,939	15,489,339

Class K
Capital shares sold [ 209,311 and 4,347,665 shares, respectively ]	9,263,485	154,570,037
Capital shares issued in reinvestment of distributions [ 0 and 98,450 shares, respectively ]	—	3,866,563
Capital shares repurchased [ (477,112) and (1,039,705) shares, respectively ]	(20,993,148)	(39,037,924)

Total Class K transactions	(11,729,663)	119,398,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,311,409	142,486,451

TOTAL INCREASE (DECREASE) IN NET ASSETS	205,246,196	154,115,503
NET ASSETS:
Beginning of period	994,446,114	840,330,611

End of period (a)	$1,199,692,310	$994,446,114

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,585)	$30,274

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$38.42	$38.58	$36.32	$33.43	$24.24	$20.38

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.07)	(0.15)	(0.13)	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.44	0.59	3.84	3.02	9.31	3.89

Total from investment operations	7.43	0.52	3.69	2.89	9.19	3.86

Less distributions:
Distributions from net realized gains	—	(0.68)	(1.43)	—	—	—

Net asset value, end of period	$45.85	$38.42	$38.58	$36.32	$33.43	$24.24

Total return (b)	19.34%	1.35%	10.22%	8.64%	37.91%	18.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,930	$112,254	$104,350	$71,210	$47,268	$23,668
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.08%	1.10%	1.10%	1.10%	1.14%
Before waivers (a)(f)	1.12%	1.13%	1.13%	1.13%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.05)%	(0.18)%	(0.38)%	(0.37)%	(0.41)%	(0.13)%
Before waivers (a)(f)	(0.12)%	(0.23)%	(0.41)%	(0.41)%	(0.45)%	(0.14)%
Portfolio turnover rate (z)^	27%	44%	38%	37%	40%	29%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$38.00	$38.17	$35.95	$33.09	$23.99	$20.17

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.07)	(0.15)	(0.13)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.36	0.58	3.80	2.99	9.20	3.86

Total from investment operations	7.35	0.51	3.65	2.86	9.10	3.82

Less distributions:
Distributions from net realized gains	—	(0.68)	(1.43)	—	—	—

Net asset value, end of period	$45.35	$38.00	$38.17	$35.95	$33.09	$23.99

Total return (b)	19.34%	1.34%	10.22%	8.64%	37.93%	18.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$797,774	$661,719	$647,977	$544,676	$490,761	$851,412
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.08%	1.10%	1.10%	1.10%	1.14%
Before waivers (a)(f)	1.12%	1.13%	1.13%	1.13%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%	(0.18)%	(0.38)%	(0.38)%	(0.38)%	(0.18)%
Before waivers (a)(f)	(0.13)%	(0.23)%	(0.41)%	(0.41)%	(0.41)%	(0.19)%
Portfolio turnover rate (z)^	27%	44%	38%	37%	40%	29%

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$38.93	$38.99	$36.60	$33.60	$24.30	$20.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.03	(0.05)	(0.04)	(0.04)	0.02 †
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.55	0.59	3.87	3.04	9.34	3.90

Total from investment operations	7.59	0.62	3.82	3.00	9.30	3.92

Less distributions:
Distributions from net realized gains	—	(0.68)	(1.43)	—	—	—

Net asset value, end of period	$46.52	$38.93	$38.99	$36.60	$33.60	$24.30

Total return (b)	19.50%	1.59%	10.50%	8.93%	38.27%	19.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$250,989	$220,473	$88,004	$91,125	$89,734	$62,799
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.83%	0.85%	0.85%	0.85%	0.89%
Before waivers (a)(f)	0.87%	0.88%	0.88%	0.88%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.19%	0.09%	(0.13)%	(0.13)%	(0.16)%	0.09%
Before waivers (a)(f)	0.12%	0.04%	(0.16)%	(0.16)%	(0.19)%	0.08%
Portfolio turnover rate (z)^	27%	44%	38%	37%	40%	29%
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1212

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	20.4%
Consumer Discretionary	17.8
Health Care	17.4
Financials	17.1
Consumer Staples	9.9
Industrials	6.9
Energy	5.7
Repurchase Agreements	3.9
Real Estate	1.8
Materials	1.4
Telecommunication Services	1.2
Investment Companies	0.4
Cash and Other	(3.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IB
Actual	$1,000.00	$1,115.60	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1213

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.8%)
Auto Components (1.3%)
Delphi Automotive plc	15,567	$1,364,448

Automobiles (1.4%)
General Motors Co.	43,677	1,525,638

Distributors (1.2%)
LKQ Corp.*	40,260	1,326,567

Hotels, Restaurants & Leisure (1.2%)
Norwegian Cruise Line Holdings Ltd.*	23,208	1,259,962

Household Durables (3.9%)
Lennar Corp., Class A	29,223	1,558,171
Newell Brands, Inc.	47,544	2,549,309

		4,107,480

Internet & Direct Marketing Retail (4.3%)
Amazon.com, Inc.*	3,305	3,199,240
Expedia, Inc.	9,434	1,405,194

		4,604,434

Media (3.3%)
CBS Corp. (Non-Voting), Class B	26,409	1,684,366
Walt Disney Co. (The)	17,250	1,832,812

		3,517,178

Specialty Retail (1.2%)
TJX Cos., Inc. (The)	17,601	1,270,264

Total Consumer Discretionary		18,975,971

Consumer Staples (9.9%)
Beverages (2.0%)
PepsiCo, Inc.	18,247	2,107,346

Food & Staples Retailing (1.7%)
Walgreens Boots Alliance, Inc.	22,846	1,789,071

Food Products (2.1%)
Mondelez International, Inc., Class A	52,564	2,270,239

Tobacco (4.1%)
Philip Morris International, Inc.	37,629	4,419,526

Total Consumer Staples		10,586,182

Energy (5.7%)
Oil, Gas & Consumable Fuels (5.7%)
Delek US Holdings, Inc.	47,386	1,252,886
EOG Resources, Inc.	22,086	1,999,225
Hess Corp.	25,703	1,127,590
Noble Energy, Inc.	29,183	825,879
Oasis Petroleum, Inc.*	107,347	864,143

Total Energy		6,069,723

Financials (17.1%)
Banks (4.8%)
JPMorgan Chase & Co.	29,819	2,725,457
Wells Fargo & Co.	42,605	2,360,743

		5,086,200

Consumer Finance (4.4%)
American Express Co.	28,313	$2,385,087
Synchrony Financial	78,515	2,341,317

		4,726,404

Diversified Financial Services (1.8%)
Voya Financial, Inc.	53,489	1,973,209

Insurance (6.1%)
Allstate Corp. (The)	13,840	1,224,009
Marsh & McLennan Cos., Inc.	39,307	3,064,374
MetLife, Inc.	39,854	2,189,579

		6,477,962

Total Financials		18,263,775

Health Care (17.4%)
Biotechnology (5.6%)
Alnylam Pharmaceuticals, Inc. (x)*	13,280	1,059,213
Celgene Corp.*	12,931	1,679,349
Coherus Biosciences, Inc.*	27,619	396,333
Emergent BioSolutions, Inc.*	12,563	426,011
Incyte Corp.*	9,384	1,181,539
Ironwood Pharmaceuticals, Inc. (x)*	29,911	564,720
Lexicon Pharmaceuticals, Inc. (x)*	43,648	718,010

		6,025,175

Health Care Equipment & Supplies (0.5%)
Wright Medical Group NV*	21,259	584,410

Health Care Providers & Services (5.0%)
Cigna Corp.	8,200	1,372,598
Laboratory Corp. of America Holdings*	13,159	2,028,328
UnitedHealth Group, Inc.	10,187	1,888,874

		5,289,800

Life Sciences Tools & Services (1.7%)
Bio-Rad Laboratories, Inc., Class A*	7,794	1,763,860

Pharmaceuticals (4.6%)
Allergan plc	6,819	1,657,631
Eli Lilly & Co.	21,218	1,746,241
Mallinckrodt plc*	21,319	955,304
Medicines Co. (The) (x)*	13,892	528,035

		4,887,211

Total Health Care		18,550,456

Industrials (6.9%)
Aerospace & Defense (4.0%)
Spirit AeroSystems Holdings, Inc., Class A	36,809	2,132,713
United Technologies Corp.	17,361	2,119,952

		4,252,665

Building Products (1.6%)
Allegion plc	20,900	1,695,408

Machinery (1.3%)
Wabtec Corp. (x)	14,746	1,349,259

Total Industrials		7,297,332

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (20.4%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	5,219	$781,754

Electronic Equipment, Instruments & Components (1.2%)
Flex Ltd.*	37,300	608,363
Jabil, Inc.	24,375	711,506

		1,319,869

Internet Software & Services (2.8%)
Facebook, Inc., Class A*	19,605	2,959,963

IT Services (2.1%)
Visa, Inc., Class A	24,598	2,306,800

Semiconductors & Semiconductor Equipment (8.0%)
Applied Materials, Inc.	23,836	984,665
Cirrus Logic, Inc.*	11,138	698,575
Lam Research Corp.	6,052	855,934
Marvell Technology Group Ltd.	94,875	1,567,335
Micron Technology, Inc.*	56,672	1,692,226
Microsemi Corp.*	14,850	694,980
ON Semiconductor Corp.*	50,848	713,906
Qorvo, Inc.*	9,617	608,949
Skyworks Solutions, Inc.	7,167	687,674

		8,504,244

Software (3.8%)
Activision Blizzard, Inc.	13,708	789,170
Electronic Arts, Inc.*	7,171	758,118
PTC, Inc.*	21,996	1,212,419
Take-Two Interactive Software, Inc.*	8,760	642,809
Ultimate Software Group, Inc. (The) (x)*	3,052	641,103

		4,043,619

Technology Hardware, Storage & Peripherals (1.8%)
Western Digital Corp.	21,236	1,881,510

Total Information Technology		21,797,759

Materials (1.4%)
Chemicals (1.4%)
LyondellBasell Industries NV, Class A	18,070	1,524,927

Total Materials		1,524,927

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Simon Property Group, Inc. (REIT)	12,101	1,957,458

Total Real Estate		1,957,458

Telecommunication Services (1.2%)
Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	20,783	1,259,866

Total Telecommunication Services		1,259,866

Total Common Stocks (99.6%) (Cost $86,250,824)		106,283,449

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	431,496	$431,625

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.9%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $150,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $153,000. (xx)	$150,000	150,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $600,057, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $612,000. (xx)	600,000	600,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $150,019, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $166,774. (xx)	150,000	150,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $306,001. (xx)	300,000	300,000

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $443,868, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $452,702. (xx)	$443,825	$443,825
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $200,045, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $200,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $204,133. (xx)	200,000	200,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $500,056, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $510,059. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $510,000. (xx)	500,000	500,000

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $510,000. (xx)	$500,000	$500,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $200,018, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $204,006. (xx)	200,000	200,000

Total Repurchase Agreements		4,143,825

Total Short-Term Investments (4.3%) (Cost $4,575,487)		4,575,450

Total Investments (103.9%) (Cost $90,826,311)		110,858,899
Other Assets Less Liabilities (-3.9%)		(4,125,991)

Net Assets (100%)		$106,732,908

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $4,075,128. This was secured by cash collateral of $4,143,825 which was subsequently invested in joint repurchase agreements with a total value of $4,143,825, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Common Stocks
Consumer Discretionary	$18,975,971	$—	$—	$18,975,971
Consumer Staples	10,586,182	—	—	10,586,182
Energy	6,069,723	—	—	6,069,723
Financials	18,263,775	—	—	18,263,775
Health Care	18,550,456	—	—	18,550,456
Industrials	7,297,332	—	—	7,297,332
Information Technology	21,797,759	—	—	21,797,759
Materials	1,524,927	—	—	1,524,927
Real Estate	1,957,458	—	—	1,957,458
Telecommunication Services	1,259,866	—	—	1,259,866
Short-Term Investments
Investment Companies	431,625	—	—	431,625
Repurchase Agreements	—	4,143,825	—	4,143,825

Total Assets	$106,715,074	$4,143,825	$—	$110,858,899

Total Liabilities	$—	$—	$—	$—

Total	$106,715,074	$4,143,825	$—	$110,858,899

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

The Portfolio held no derivatives contracts during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,673,638
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,801,655

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,542,535
Aggregate gross unrealized depreciation	(1,593,260)

Net unrealized appreciation	$19,949,275

Federal income tax cost of investments	$90,909,624

For the six months ended June 30, 2017, the Portfolio incurred approximately $7,291 as brokerage commissions with UBS AG, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $86,682,486)	$106,715,074
Repurchase Agreements (Cost $4,143,825)	4,143,825
Cash	297,344
Receivable for securities sold	1,988,226
Dividends, interest and other receivables	78,604
Receivable from Separate Accounts for Trust shares sold	41,825
Security lending income receivable	991
Other assets	1,176

Total assets	113,267,065

LIABILITIES
Payable for return of collateral on securities loaned	4,143,825
Payable for securities purchased	2,208,982
Payable to Separate Accounts for Trust shares redeemed	59,603
Investment management fees payable	53,954
Distribution fees payable – Class IB	21,971
Administrative fees payable	8,635
Trustees’ fees payable	4
Accrued expenses	37,183

Total liabilities	6,534,157

NET ASSETS	$106,732,908

Net assets were comprised of:
Paid in capital	$82,654,216
Accumulated undistributed net investment income (loss)	170,473
Accumulated undistributed net realized gain (loss) on investments	3,875,631
Net unrealized appreciation (depreciation) on investments	20,032,588

Net assets	$106,732,908

Class IB
Net asset value, offering and redemption price per share, $106,732,908 / 10,735,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

(x)	Includes value of securities on loan of $4,075,128.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$688,923
Interest	548
Securities lending (net)	5,614

Total income	695,085

EXPENSES
Investment management fees	381,354
Distribution fees – Class IB	127,118
Administrative fees	50,005
Professional fees	24,958
Custodian fees	13,885
Printing and mailing expenses	3,839
Trustees’ fees	1,181
Miscellaneous	952

Gross expenses	603,292
Less: Waiver from investment manager	(69,083)

Net expenses	534,209

NET INVESTMENT INCOME (LOSS)	160,876

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	2,768,658
Net change in unrealized appreciation (depreciation) on investments	7,941,714

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,710,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,871,248

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$160,876	$726,990
Net realized gain (loss) on investments	2,768,658	1,223,499
Net change in unrealized appreciation (depreciation) on investments	7,941,714	6,836,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,871,248	8,787,126

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(741,806)
Distributions from net realized capital gains
Class IB	—	(2,255,424)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,997,230)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,063,223 and 1,166,841 shares, respectively ]	10,260,561	9,600,013
Capital shares issued in reinvestment of dividends and distributions [ 0 and 339,701 shares, respectively ]	—	2,997,230
Capital shares repurchased [ (863,053) and (2,345,171) shares, respectively ]	(8,294,768)	(19,503,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,965,793	(6,906,265)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,837,041	(1,116,369)
NET ASSETS:
Beginning of period	93,895,867	95,012,236

End of period (a)	$106,732,908	$93,895,867

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$170,473	$9,597

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.91	$8.35	$9.81	$8.62	$6.42	$5.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.07	0.06	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	1.01	0.77	(0.21)	1.19	2.23	0.69

Total from investment operations	1.03	0.84	(0.15)	1.25	2.28	0.74

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.06)	(0.08)	(0.06)
Distributions from net realized gains	—	(0.21)	(1.25)	—	—	—

Total dividends and distributions	—	(0.28)	(1.31)	(0.06)	(0.08)	(0.06)

Net asset value, end of period	$9.94	$8.91	$8.35	$9.81	$8.62	$6.42

Total return (b)	11.56%	10.16%	(1.46)%	14.46%	35.50%	12.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$106,733	$93,896	$95,012	$96,012	$84,704	$143,290
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.19%	1.20%	1.19%	1.20%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%	0.80%	0.57%	0.62%	0.61%	0.81%
After waivers and fees paid indirectly (a)(f)	0.32%	0.80%	0.57%	0.62%	0.61%	0.81%
Before waivers and fees paid indirectly (a)(f)	0.18%	0.65%	0.44%	0.47%	0.47%	0.67%
Portfolio turnover rate (z)^	33%	61%	54%	45%	58%	65%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1220

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	35.9%
Health Care	19.9
Consumer Discretionary	18.8
Industrials	9.1
Consumer Staples	4.5
Financials	3.6
Repurchase Agreements	3.5
Materials	2.6
Real Estate	1.7
Energy	1.6
Investment Companies	1.4
Telecommunication Services	0.7
Utilities	0.0 #
Cash and Other	(3.3)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,145.49	$5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.88	4.97
Class IB
Actual	1,000.00	1,145.60	5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.88	4.97
Class K
Actual	1,000.00	1,146.98	3.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.11	3.72

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.99%, 0.99% and 0.74%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.8%)
Auto Components (0.4%)
Adient plc	6,530	$426,931
Delphi Automotive plc	38,350	3,361,378
Gentex Corp.	8,000	151,760
Gentherm, Inc.*	1,188	46,094
Lear Corp.	3,200	454,656
Tenneco, Inc.	2,500	144,575

		4,585,394

Automobiles (0.8%)
Ferrari NV	7,537	648,333
Harley-Davidson, Inc.	8,291	447,880
Tesla, Inc. (x)*	19,908	7,198,931
Thor Industries, Inc.	2,200	229,944

		8,525,088

Distributors (0.1%)
Genuine Parts Co.	2,393	221,975
LKQ Corp.*	5,163	170,121
Pool Corp.	2,112	248,307

		640,403

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	154,420
Grand Canyon Education, Inc.*	2,100	164,661
Houghton Mifflin Harcourt Co.*	6,200	76,260
Service Corp. International	7,325	245,021
ServiceMaster Global Holdings, Inc.*	4,800	188,112

		828,474

Hotels, Restaurants & Leisure (2.7%)
Aramark	8,200	336,036
Bloomin’ Brands, Inc.	6,400	135,872
Brinker International, Inc.	2,800	106,680
Chipotle Mexican Grill, Inc.*	1,186	493,495
Choice Hotels International, Inc.	2,332	149,831
Darden Restaurants, Inc.	5,300	479,332
Denny’s Corp.*	5,082	59,815
Domino’s Pizza, Inc.	2,508	530,517
Dunkin’ Brands Group, Inc.	5,362	295,553
Extended Stay America, Inc.	3,000	58,080
Hilton Grand Vacations, Inc.*	2,420	87,265
Hilton Worldwide Holdings, Inc.	31,722	1,962,006
ILG, Inc.	5,788	159,112
Las Vegas Sands Corp.	16,537	1,056,549
Marriott International, Inc., Class A	43,383	4,351,749
McDonald’s Corp.	51,398	7,872,118
MGM Resorts International	39,879	1,247,814
Panera Bread Co., Class A*	1,452	456,857
Pinnacle Entertainment, Inc.*	2,068	40,864
Restaurant Brands International, Inc.	2,809	175,675
Scientific Games Corp., Class A*	5,016	130,918
Six Flags Entertainment Corp.	3,500	208,635
Sonic Corp.	4,554	120,635
Starbucks Corp.	86,236	5,028,421
Vail Resorts, Inc.	1,700	344,811

Wyndham Worldwide Corp.	4,832	$485,181
Wynn Resorts Ltd.	4,058	544,259
Yum Brands, Inc.	23,762	1,752,685
Yum China Holdings, Inc.*	14,062	554,465

		29,225,230

Household Durables (0.4%)
DR Horton, Inc.	6,300	217,791
iRobot Corp. (x)*	990	83,299
Leggett & Platt, Inc.	6,400	336,192
Mohawk Industries, Inc.*	700	169,183
Newell Brands, Inc.	50,030	2,682,608
NVR, Inc.*	198	477,301
Tempur Sealy International, Inc. (x)*	2,300	122,797
TopBuild Corp.*	1,868	99,135
Tupperware Brands Corp.	2,300	161,529
Whirlpool Corp.	800	153,296

		4,503,131

Internet & Direct Marketing Retail (5.8%)
Amazon.com, Inc.*	38,450	37,219,599
Expedia, Inc.	5,530	823,694
Liberty Expedia Holdings, Inc., Class A*	6,625	357,883
Liberty Interactive Corp. QVC Group, Class A*	75,522	1,853,310
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	88,392
Liberty Ventures*	9,938	519,658
Netflix, Inc.*	49,650	7,418,207
Nutrisystem, Inc.	1,650	85,883
Priceline Group, Inc. (The)*	7,385	13,813,790
TripAdvisor, Inc.*	4,944	188,861
Wayfair, Inc., Class A (x)*	3,200	246,016

		62,615,293

Leisure Products (0.1%)
Brunswick Corp.	3,400	213,282
Hasbro, Inc.	4,339	483,842
Mattel, Inc.	15,700	338,021
Polaris Industries, Inc. (x)	3,208	295,874

		1,331,019

Media (4.6%)
AMC Networks, Inc., Class A*	39,928	2,132,554
CBS Corp. (Non-Voting), Class B	33,980	2,167,244
Charter Communications, Inc., Class A*	13,100	4,412,735
Comcast Corp., Class A	401,026	15,607,933
Discovery Communications, Inc., Class A (x)*	78,311	2,022,773
Discovery Communications, Inc., Class C*	27,953	704,695
DISH Network Corp., Class A*	6,839	429,216
Interpublic Group of Cos., Inc. (The)	20,877	513,574
Liberty Broadband Corp., Class A*	11,190	959,990
Liberty Broadband Corp., Class C*	16,132	1,399,451
Liberty Global plc, Class A*	10,136	325,568

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Liberty Global plc, Class C*	20,514	$639,627
Liberty Global plc LiLAC, Class A (x)*	1,770	38,533
Liberty Global plc LiLAC, Class C*	3,065	65,622
Liberty Media Corp-Liberty Braves, Class A*	1,645	39,299
Liberty Media Corp-Liberty Braves, Class C*	3,300	79,101
Liberty Media Corp-Liberty Formula One, Class A (x)*	4,113	144,078
Liberty Media Corp-Liberty Formula One, Class C*	8,251	302,152
Liberty Media Corp-Liberty SiriusXM, Class A*	16,452	690,655
Liberty Media Corp-Liberty SiriusXM, Class C*	33,005	1,376,308
Lions Gate Entertainment Corp., Class A*	2,200	62,084
Lions Gate Entertainment Corp., Class B*	16,964	445,814
Live Nation Entertainment, Inc.*	5,900	205,615
Loral Space & Communications, Inc.*	98	4,072
Madison Square Garden Co. (The), Class A*	10,920	2,150,148
MSG Networks, Inc., Class A*	32,661	733,239
Omnicom Group, Inc.	11,026	914,055
Scripps Networks Interactive, Inc., Class A	4,861	332,055
Sirius XM Holdings, Inc. (x)	61,511	336,465
Twenty-First Century Fox, Inc., Class A	64,896	1,839,153
Twenty-First Century Fox, Inc., Class B	6,100	170,007
Viacom, Inc., Class B	13,324	447,287
Walt Disney Co. (The)	72,247	7,676,244
World Wrestling Entertainment, Inc., Class A (x)	33,979	692,152

		50,059,498

Multiline Retail (0.3%)
Dollar General Corp.	34,853	2,512,553
Dollar Tree, Inc.*	10,709	748,773
Nordstrom, Inc. (x)	7,374	352,698

		3,614,024

Specialty Retail (2.9%)
Advance Auto Parts, Inc.	1,366	159,262
AutoZone, Inc.*	1,291	736,464
Burlington Stores, Inc.*	1,700	156,383
CarMax, Inc.*	9,699	611,619
Dick’s Sporting Goods, Inc.	3,100	123,473
Floor & Decor Holdings, Inc., Class A*	43,700	1,715,662
Foot Locker, Inc.	5,600	275,968
Home Depot, Inc. (The)	87,248	13,383,843
L Brands, Inc.	2,177	117,319
Lowe’s Cos., Inc.	38,692	2,999,791
Michaels Cos., Inc. (The)*	5,600	103,712
O’Reilly Automotive, Inc.*	7,696	1,683,423
Ross Stores, Inc.	33,674	1,944,000

Sally Beauty Holdings, Inc.*	5,700	$115,425
TJX Cos., Inc. (The)	29,143	2,103,250
Tractor Supply Co.	6,228	337,620
Ulta Beauty, Inc.*	16,404	4,713,525
Williams-Sonoma, Inc.	4,290	208,065

		31,488,804

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	2,244	199,604
Coach, Inc.	3,700	175,158
Deckers Outdoor Corp.*	1,848	126,144
Hanesbrands, Inc.	21,648	501,368
Lululemon Athletica, Inc.*	5,200	310,284
Michael Kors Holdings Ltd.*	4,809	174,326
NIKE, Inc., Class B	57,766	3,408,195
Oxford Industries, Inc.	858	53,616
Skechers U.S.A., Inc., Class A*	5,700	168,150
Steven Madden Ltd.*	3,294	131,595
Under Armour, Inc., Class A (x)*	8,100	176,256
Under Armour, Inc., Class C (x)*	8,524	171,844
VF Corp.	10,804	622,310
Wolverine World Wide, Inc.	5,800	162,458

		6,381,308

Total Consumer Discretionary		203,797,666

Consumer Staples (4.5%)
Beverages (2.0%)
Brown-Forman Corp., Class A	3,800	187,340
Brown-Forman Corp., Class B	7,468	362,945
Coca-Cola Co. (The)	126,654	5,680,432
Constellation Brands, Inc., Class A	22,992	4,454,240
Dr Pepper Snapple Group, Inc.	8,627	786,006
Monster Beverage Corp.*	51,043	2,535,816
PepsiCo, Inc.	54,818	6,330,931

		20,337,710

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	19,516	3,121,194
Kroger Co. (The)	21,672	505,391
Rite Aid Corp.*	47,200	139,240
Sprouts Farmers Market, Inc.*	7,000	158,690
Sysco Corp.	24,066	1,211,242
Walgreens Boots Alliance, Inc.	8,146	637,913
Whole Foods Market, Inc.	3,800	160,018

		5,933,688

Food Products (0.3%)
Blue Buffalo Pet Products, Inc.*	6,100	139,141
Campbell Soup Co.	5,160	269,094
General Mills, Inc.	18,094	1,002,408
Hershey Co. (The)	6,938	744,933
Kellogg Co.	10,759	747,320
Lamb Weston Holdings, Inc.	5,300	233,412
McCormick & Co., Inc. (Non-Voting)	6,104	595,201

		3,731,509

Household Products (0.4%)
Church & Dwight Co., Inc.	12,276	636,879
Clorox Co. (The)	4,884	650,744

See Notes to Financial Statements.

1223

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Colgate-Palmolive Co.	7,142	$529,436
Kimberly-Clark Corp.	14,041	1,812,834
Procter & Gamble Co. (The)	5,800	505,470

		4,135,363

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	929,278
Herbalife Ltd. (x)*	2,900	206,857

		1,136,135

Tobacco (1.2%)
Altria Group, Inc.	85,325	6,354,153
Philip Morris International, Inc.	44,935	5,277,616
Reynolds American, Inc.	23,400	1,521,936

		13,153,705

Total Consumer Staples		48,428,110

Energy (1.6%)
Energy Equipment & Services (0.6%)
Core Laboratories NV (x)	29,432	2,980,578
Frank’s International NV (x)	1,385	11,482
Halliburton Co.	25,800	1,101,918
National Oilwell Varco, Inc.	41,986	1,383,019
US Silica Holdings, Inc.	3,200	113,568
Weatherford International plc (x)*	295,178	1,142,339

		6,732,904

Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp.	101,618	4,607,360
Antero Resources Corp.*	8,200	177,202
Apache Corp.	3,600	172,548
Cabot Oil & Gas Corp.	19,534	489,913
Cheniere Energy, Inc.*	5,900	287,389
Cimarex Energy Co.	3,800	357,238
Continental Resources, Inc.*	3,960	128,027
Devon Energy Corp.	4,000	127,880
Diamondback Energy, Inc.*	1,700	150,977
EOG Resources, Inc.	2,170	196,428
Isramco, Inc. (x)*	32	3,661
Newfield Exploration Co.*	68,680	1,954,633
ONEOK, Inc.	9,635	502,562
Panhandle Oil and Gas, Inc., Class A	792	18,295
Parsley Energy, Inc., Class A*	6,700	185,925
RSP Permian, Inc.*	5,400	174,258
Valero Energy Corp.	18,320	1,235,867
Williams Cos., Inc. (The)	5,304	160,605

		10,930,768

Total Energy		17,663,672

Financials (3.6%)
Banks (0.4%)
Bank of the Ozarks, Inc.	3,600	168,732
Citizens Financial Group, Inc.	19,500	695,760
East West Bancorp, Inc.	2,900	169,882
First Republic Bank	20,827	2,084,783
Signature Bank*	1,914	274,716

SVB Financial Group*	1,400	$246,106
Western Alliance Bancorp*	3,700	182,040

		3,822,019

Capital Markets (2.2%)
Ameriprise Financial, Inc.	6,038	768,577
BGC Partners, Inc., Class A	990	12,514
CBOE Holdings, Inc.	4,828	441,279
Charles Schwab Corp. (The)	117,341	5,040,969
Cohen & Steers, Inc.	528	21,405
Diamond Hill Investment Group, Inc.	132	26,321
Eaton Vance Corp.	6,607	312,643
FactSet Research Systems, Inc.	2,376	394,844
Federated Investors, Inc., Class B	5,000	141,250
GAMCO Investors, Inc., Class A	132	3,907
Intercontinental Exchange, Inc.	75,520	4,978,278
Invesco Ltd.	4,300	151,317
Lazard Ltd., Class A	4,800	222,384
MarketAxess Holdings, Inc.	1,700	341,870
Moody’s Corp.	7,297	887,899
Morgan Stanley	67,762	3,019,475
Morningstar, Inc.	2,000	156,680
MSCI, Inc.	5,269	542,654
Pzena Investment Management, Inc., Class A	330	3,353
Raymond James Financial, Inc.	2,100	168,462
S&P Global, Inc.	23,419	3,418,940
SEI Investments Co.	7,193	386,840
State Street Corp.	1,800	161,514
T. Rowe Price Group, Inc.	2,244	166,527
TD Ameritrade Holding Corp.	39,203	1,685,337
Westwood Holdings Group, Inc.	264	14,966

		23,470,205

Consumer Finance (0.0%)
Capital One Financial Corp.	2,000	165,240
Credit Acceptance Corp. (x)*	900	231,426
LendingClub Corp.*	9,800	53,998

		450,664

Diversified Financial Services (0.0%)
Leucadia National Corp.	6,600	172,656
Voya Financial, Inc.	4,600	169,694

		342,350

Insurance (0.8%)
Allstate Corp. (The)	4,400	389,136
American International Group, Inc.	4,900	306,348
Aon plc	11,759	1,563,359
Arch Capital Group Ltd.*	1,700	158,593
Arthur J Gallagher & Co	7,378	422,391
Assurant, Inc.	1,600	165,904
Erie Indemnity Co., Class A	1,300	162,591
Marsh & McLennan Cos., Inc.	24,001	1,871,118
Primerica, Inc.	2,000	151,500
Progressive Corp. (The)	65,170	2,873,345
RenaissanceRe Holdings Ltd.	1,200	166,860
RLI Corp.	1,200	65,544
XL Group Ltd.	4,600	201,480

		8,498,169

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	$1,709,365
New York Community Bancorp, Inc.	74,245	974,837

		2,684,202

Total Financials		39,267,609

Health Care (19.9%)
Biotechnology (7.3%)
AbbVie, Inc.	71,713	5,199,910
ACADIA Pharmaceuticals, Inc.*	5,600	156,184
Aduro Biotech, Inc. (x)*	1,272	14,501
Agios Pharmaceuticals, Inc. (x)*	12,071	621,053
Alexion Pharmaceuticals, Inc.*	31,979	3,890,885
Alkermes plc*	5,610	325,212
Alnylam Pharmaceuticals, Inc. (x)*	6,546	522,109
Amgen, Inc.	55,001	9,472,822
Arena Pharmaceuticals, Inc.*	500	8,435
Axovant Sciences Ltd.*	6,900	160,011
Biogen, Inc.*	49,584	13,455,114
BioMarin Pharmaceutical, Inc.*	7,238	657,355
Bioverativ, Inc.*	19,048	1,146,118
Bluebird Bio, Inc. (x)*	14,600	1,533,730
Celgene Corp.*	66,438	8,628,303
Clovis Oncology, Inc.*	1,900	177,897
Emergent BioSolutions, Inc.*	1,518	51,475
Exact Sciences Corp.*	4,800	169,776
Exelixis, Inc.*	212,400	5,231,412
Genomic Health, Inc.*	726	23,631
Gilead Sciences, Inc.	40,983	2,900,777
Halozyme Therapeutics, Inc. (x)*	5,610	71,920
ImmunoGen, Inc. (x)*	17,169	122,072
Immunomedics, Inc. (x)*	3,498	30,887
Incyte Corp.*	12,492	1,572,868
Insys Therapeutics, Inc. (x)*	4,000	50,600
Intercept Pharmaceuticals, Inc. (x)*	1,000	121,070
Intrexon Corp. (x)*	6,100	146,949
Ionis Pharmaceuticals, Inc. (x)*	37,882	1,927,057
Ironwood Pharmaceuticals, Inc.*	8,500	160,480
Kite Pharma, Inc. (x)*	31,500	3,265,605
Lexicon Pharmaceuticals, Inc. (x)*	179	2,945
Ligand Pharmaceuticals, Inc. (x)*	913	110,838
Momenta Pharmaceuticals, Inc.*	2,970	50,193
Neurocrine Biosciences, Inc. (x)*	3,946	181,516
Novavax, Inc. (x)*	19,802	22,772
OPKO Health, Inc. (x)*	23,300	153,314
Progenics Pharmaceuticals, Inc. (x)*	1,452	9,859
ProQR Therapeutics NV (x)*	3,653	18,996
Puma Biotechnology, Inc. (x)*	1,300	113,620
Radius Health, Inc. (x)*	2,600	117,598
Regeneron Pharmaceuticals, Inc.*	3,632	1,783,820
Sage Therapeutics, Inc.*	2,000	159,280
Sangamo Therapeutics, Inc. (x)*	1,980	17,424
Seattle Genetics, Inc.*	4,700	243,178
Spark Therapeutics, Inc. (x)*	1,348	80,530
TESARO, Inc. (x)*	1,200	167,832

Ultragenyx Pharmaceutical, Inc. (x)*	1,700	$105,587
Vertex Pharmaceuticals, Inc.*	103,107	13,287,399
ZIOPHARM Oncology, Inc. (x)*	859	5,343

		78,448,262

Health Care Equipment & Supplies (4.6%)
Abaxis, Inc.	1,782	94,482
Abbott Laboratories	54,950	2,671,120
ABIOMED, Inc.*	39,048	5,595,577
Accuray, Inc. (x)*	2,250	10,688
Align Technology, Inc.*	37,820	5,677,537
Atrion Corp.	66	42,458
Baxter International, Inc.	3,298	199,661
Becton Dickinson and Co.	22,415	4,373,391
Boston Scientific Corp.*	61,900	1,715,868
Cantel Medical Corp.	2,900	225,939
Cooper Cos., Inc. (The)	11,075	2,651,577
CR Bard, Inc.	3,295	1,041,582
Danaher Corp.	42,799	3,611,808
DexCom, Inc. (x)*	4,000	292,600
Edwards Lifesciences Corp.*	10,422	1,232,297
Endologix, Inc. (x)*	3,894	18,925
Globus Medical, Inc., Class A*	5,000	165,750
Hill-Rom Holdings, Inc.	3,400	270,674
Hologic, Inc.*	6,940	314,937
ICU Medical, Inc.*	1,000	172,500
IDEXX Laboratories, Inc.*	4,400	710,248
Insulet Corp.*	2,376	121,913
Integra LifeSciences Holdings Corp.*	3,000	163,530
Intuitive Surgical, Inc.*	5,559	5,199,722
Masimo Corp.*	1,800	164,124
Medtronic plc	34,869	3,094,624
Natus Medical, Inc.*	1,452	54,160
Neogen Corp.*	3,500	241,885
NuVasive, Inc.*	2,100	161,532
Penumbra, Inc. (x)*	1,900	166,725
Quidel Corp.*	1,518	41,199
ResMed, Inc.	6,279	488,946
Spectranetics Corp. (The)*	1,716	65,894
STERIS plc	35,250	2,872,875
Stryker Corp.	30,368	4,214,471
Teleflex, Inc.	900	186,984
Varex Imaging Corp.*	2,194	74,157
Varian Medical Systems, Inc.*	5,486	566,100
West Pharmaceutical Services, Inc.	3,200	302,464
Wright Medical Group NV*	13,205	363,005

		49,633,929

Health Care Providers & Services (3.8%)
Aetna, Inc.	10,892	1,653,732
AmerisourceBergen Corp.	8,181	773,350
Anthem, Inc.	7,786	1,464,780
Centene Corp.*	11,020	880,278
Chemed Corp.	900	184,077
Cigna Corp.	21,563	3,609,430
CorVel Corp.*	924	43,844
Express Scripts Holding Co.*	2,609	166,559
HCA Healthcare, Inc.*	2,000	174,400
HealthEquity, Inc.*	3,200	159,456

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

HealthSouth Corp.	4,092	$198,053
Henry Schein, Inc.*	3,839	702,614
Humana, Inc.	14,434	3,473,109
LifePoint Health, Inc.*	2,500	167,875
McKesson Corp.	1,043	171,615
Molina Healthcare, Inc.*	2,400	166,032
Patterson Cos., Inc. (x)	3,300	154,935
Premier, Inc., Class A*	2,700	97,200
Select Medical Holdings Corp. (x)*	7,500	115,125
Tenet Healthcare Corp. (x)*	5,197	100,510
UnitedHealth Group, Inc.	138,099	25,606,316
VCA, Inc.*	3,600	332,316
WellCare Health Plans, Inc.*	2,100	377,076

		40,772,682

Health Care Technology (1.4%)
athenahealth, Inc. (x)*	1,606	225,723
Cerner Corp.*	14,811	984,487
Computer Programs & Systems, Inc. (x)	858	28,142
Cotiviti Holdings, Inc.*	4,400	163,416
HMS Holdings Corp.*	3,960	73,260
Inovalon Holdings, Inc., Class A (x)*	4,500	59,175
Medidata Solutions, Inc.*	70,000	5,474,000
Omnicell, Inc.*	1,650	71,115
Quality Systems, Inc.*	2,508	43,163
Veeva Systems, Inc., Class A*	139,400	8,546,615

		15,669,096

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	3,900	231,309
Bio-Techne Corp.	1,700	199,750
Bruker Corp.	6,200	178,808
Charles River Laboratories International, Inc.*	2,200	222,530
Illumina, Inc.*	6,672	1,157,725
INC Research Holdings, Inc., Class A*	2,800	163,800
Luminex Corp.	3,300	69,696
Mettler-Toledo International, Inc.*	1,320	776,873
PAREXEL International Corp.*	2,508	217,970
Patheon NV*	4,700	163,936
PerkinElmer, Inc.	3,000	204,420
PRA Health Sciences, Inc.*	2,100	157,521
QIAGEN NV*	4,700	157,591
Quintiles IMS Holdings, Inc.*	5,355	479,273
Thermo Fisher Scientific, Inc.	8,200	1,430,654
Waters Corp.*	3,290	604,834

		6,416,690

Pharmaceuticals (2.2%)
Akorn, Inc.*	5,500	184,470
Allergan plc	23,399	5,688,062
Bristol-Myers Squibb Co.	35,764	1,992,770
Catalent, Inc.*	5,400	189,540
Depomed, Inc.*	2,706	29,062
Eli Lilly & Co.	73,240	6,027,651
Innoviva, Inc. (x)*	3,432	43,930
Jazz Pharmaceuticals plc*	18,891	2,937,551

Johnson & Johnson	18,157	$2,401,990
Mallinckrodt plc*	3,209	143,795
Medicines Co. (The) (x)*	2,772	105,364
Merck & Co., Inc.	30,000	1,922,700
Nektar Therapeutics*	8,600	168,130
Prestige Brands Holdings, Inc.*	2,800	147,868
SciClone Pharmaceuticals, Inc.*	3,828	42,108
Sucampo Pharmaceuticals, Inc., Class A (x)*	462	4,851
Teva Pharmaceutical Industries Ltd. (ADR)	12,218	405,882
Valeant Pharmaceuticals International, Inc.*	19,922	344,651
Zoetis, Inc.	20,947	1,306,674

		24,087,049

Total Health Care		215,027,708

Industrials (9.1%)
Aerospace & Defense (2.0%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	63,149
Axon Enterprise, Inc. (x)*	3,366	84,621
Boeing Co. (The)	49,953	9,878,206
BWX Technologies, Inc.	4,300	209,625
Curtiss-Wright Corp.	1,800	165,204
General Dynamics Corp.	4,700	931,070
HEICO Corp. (x)	991	71,193
HEICO Corp., Class A	2,125	131,857
Hexcel Corp.	4,620	243,890
Huntington Ingalls Industries, Inc.	2,244	417,743
L3 Technologies, Inc.	18,606	3,108,690
Lockheed Martin Corp.	9,930	2,756,667
Moog, Inc., Class A*	500	35,860
Northrop Grumman Corp.	7,600	1,950,996
Raytheon Co.	5,200	839,696
Rockwell Collins, Inc.	6,947	729,991
TransDigm Group, Inc.	2,291	615,981

		22,234,439

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	7,729	530,828
Expeditors International of Washington, Inc.	5,854	330,634
FedEx Corp.	11,500	2,499,295
United Parcel Service, Inc., Class B	29,839	3,299,895
XPO Logistics, Inc.*	3,600	232,668

		6,893,320

Airlines (0.8%)
Alaska Air Group, Inc.	22,555	2,024,537
American Airlines Group, Inc.	55,000	2,767,600
Copa Holdings SA, Class A	1,400	163,800
Southwest Airlines Co.	26,000	1,615,640
United Continental Holdings, Inc.*	24,280	1,827,070

		8,398,647

Building Products (0.5%)
AAON, Inc.	2,449	90,246
Allegion plc	4,745	384,914

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

AO Smith Corp.	7,000	$394,310
Fortune Brands Home & Security, Inc.	15,518	1,012,394
JELD-WEN Holding, Inc.*	4,700	152,562
Johnson Controls International plc	65,303	2,831,538
Lennox International, Inc.	2,244	412,088
Masco Corp.	9,912	378,738

		5,656,790

Commercial Services & Supplies (0.5%)
Brink’s Co. (The)	2,500	167,500
Cintas Corp.	4,472	563,651
Clean Harbors, Inc.*	2,244	125,283
Copart, Inc.*	9,030	287,064
Deluxe Corp.	2,310	159,898
Healthcare Services Group, Inc.	4,048	189,568
Interface, Inc.	2,838	55,767
KAR Auction Services, Inc.	6,300	264,411
Knoll, Inc.	3,960	79,398
MSA Safety, Inc.	1,495	121,349
Multi-Color Corp.	128	10,445
Rollins, Inc.	4,700	191,337
US Ecology, Inc.	858	43,329
Waste Connections, Inc.	21,750	1,401,134
Waste Management, Inc.	16,800	1,232,280

		4,892,414

Construction & Engineering (0.2%)
Dycom Industries, Inc. (x)*	1,700	152,184
EMCOR Group, Inc.	2,200	143,836
Fluor Corp.	39,712	1,818,015
MasTec, Inc.*	3,800	171,570
Quanta Services, Inc.*	5,300	174,476

		2,460,081

Electrical Equipment (0.5%)
Acuity Brands, Inc.	1,716	348,828
AMETEK, Inc.	47,000	2,846,790
AZZ, Inc.	1,517	84,649
Emerson Electric Co.	4,794	285,818
EnerSys	2,200	159,390
Generac Holdings, Inc.*	2,700	97,551
Hubbell, Inc.	1,600	181,072
Rockwell Automation, Inc.	5,634	912,483
Sensata Technologies Holding NV (x)*	3,900	166,608

		5,083,189

Industrial Conglomerates (1.0%)
3M Co.	25,290	5,265,125
General Electric Co.	66,700	1,801,567
Honeywell International, Inc.	19,626	2,615,950
Roper Technologies, Inc.	4,233	980,066

		10,662,708

Machinery (1.6%)
Allison Transmission Holdings, Inc.	5,900	221,309
Barnes Group, Inc.	2,900	169,737
Caterpillar, Inc.	22,700	2,439,342
Cummins, Inc.	2,300	373,106

Deere & Co.	14,037	$1,734,833
Donaldson Co., Inc.	5,111	232,755
Dover Corp.	2,100	168,462
Fortive Corp.	23,421	1,483,720
Gardner Denver Holdings, Inc. (x)*	8,000	172,880
Graco, Inc.	3,042	332,430
Hillenbrand, Inc.	149	5,379
IDEX Corp.	3,696	417,685
Illinois Tool Works, Inc.	13,504	1,934,448
Ingersoll-Rand plc	35,690	3,261,709
John Bean Technologies Corp.	1,800	176,400
Kennametal, Inc.	4,500	168,390
Lincoln Electric Holdings, Inc.	2,600	239,434
Middleby Corp. (The)*	2,574	312,767
Navistar International Corp. (x)*	4,800	125,904
Nordson Corp.	3,247	393,926
Omega Flex, Inc.	98	6,311
Parker-Hannifin Corp.	5,000	799,100
Pentair plc	12,916	859,431
Snap-on, Inc.	1,800	284,400
Stanley Black & Decker, Inc.	1,200	168,876
Tennant Co.	1,518	112,028
Toro Co. (The)	5,544	384,144
WABCO Holdings, Inc.*	3,036	387,120
Wabtec Corp. (x)	1,888	172,752
Woodward, Inc.	2,368	160,029
Xylem, Inc.	4,300	238,349

		17,937,156

Professional Services (0.3%)
Advisory Board Co. (The)*	1,716	88,374
Dun & Bradstreet Corp. (The)	1,200	129,780
Equifax, Inc.	5,516	758,008
Exponent, Inc.	1,176	68,561
IHS Markit Ltd.*	9,800	431,592
Insperity, Inc.	16	1,136
Robert Half International, Inc.	5,619	269,319
TransUnion*	4,600	199,226
Verisk Analytics, Inc.*	8,168	689,134
WageWorks, Inc.*	2,500	168,000

		2,803,130

Road & Rail (0.8%)
Avis Budget Group, Inc. (x)*	4,374	119,279
CSX Corp.	34,800	1,898,688
JB Hunt Transport Services, Inc.	5,097	465,764
Landstar System, Inc.	2,300	196,880
Old Dominion Freight Line, Inc.	1,900	180,956
Schneider National, Inc., Class B	7,900	176,723
Swift Transportation Co.*	6,400	169,600
Union Pacific Corp.	51,964	5,659,399

		8,867,289

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,500	168,120
Beacon Roofing Supply, Inc.*	3,400	166,600
Fastenal Co.	15,052	655,214
HD Supply Holdings, Inc.*	7,900	241,977
Herc Holdings, Inc.*	1,226	48,206
Kaman Corp.	185	9,226

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

MSC Industrial Direct Co., Inc., Class A	2,000	$171,920
NOW, Inc.*	7,418	119,281
United Rentals, Inc.*	4,356	490,965
Univar, Inc.*	5,600	163,520
Watsco, Inc.	1,200	185,040
WW Grainger, Inc. (x)	2,407	434,536

		2,854,605

Total Industrials		98,743,768

Information Technology (35.9%)
Communications Equipment (1.1%)
Arista Networks, Inc. (x)*	61,200	9,167,148
ARRIS International plc*	22,652	634,709
Ciena Corp.*	6,500	162,630
CommScope Holding Co., Inc.*	5,200	197,756
F5 Networks, Inc.*	3,088	392,361
Finisar Corp.*	6,100	158,478
Harris Corp.	1,500	163,620
InterDigital, Inc.	2,046	158,156
Lumentum Holdings, Inc.*	2,700	154,035
Motorola Solutions, Inc.	2,000	173,480
Palo Alto Networks, Inc.*	3,900	521,859
Ubiquiti Networks, Inc. (x)*	3,300	171,501
ViaSat, Inc. (x)*	1,558	103,140

		12,158,873

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	14,994	1,106,857
Badger Meter, Inc.	2,376	94,684
CDW Corp.	6,100	381,433
Cognex Corp.	3,802	322,790
Coherent, Inc.*	1,100	247,489
Corning, Inc.	5,500	165,275
Dolby Laboratories, Inc., Class A	14,546	712,172
Fitbit, Inc., Class A (x)*	2,267	12,038
FLIR Systems, Inc.	4,700	162,902
IPG Photonics Corp.*	1,300	188,630
Littelfuse, Inc.	1,100	181,500
National Instruments Corp.	4,200	168,924
SYNNEX Corp.	1,400	167,944
TE Connectivity Ltd.	47,601	3,745,246
Tech Data Corp.*	1,700	171,700
Trimble, Inc.*	9,100	324,597
Universal Display Corp.	1,518	165,842
VeriFone Systems, Inc.*	5,500	99,550
Zebra Technologies Corp., Class A*	2,500	251,300

		8,670,873

Internet Software & Services (7.9%)
Alibaba Group Holding Ltd. (ADR)*	24,600	3,466,140
Alphabet, Inc., Class A*	24,131	22,434,107
Alphabet, Inc., Class C*	21,285	19,342,318
Cimpress NV (x)*	1,600	151,248
CommerceHub, Inc., Series A*	498	8,675
CommerceHub, Inc., Series C*	996	17,370
Cornerstone OnDemand, Inc.*	2,640	94,380
CoStar Group, Inc.*	1,642	432,831
Facebook, Inc., Class A*	184,822	27,904,426

GoDaddy, Inc., Class A*	3,900	$165,438
GrubHub, Inc.*	3,800	165,680
IAC/InterActiveCorp*	2,500	258,100
j2 Global, Inc.	2,200	187,198
LivePerson, Inc.*	630	6,930
LogMeIn, Inc.	8,755	914,898
Match Group, Inc. (x)*	10,900	189,442
MuleSoft, Inc., Class A (x)*	6,100	152,134
NIC, Inc.	992	18,798
Nutanix, Inc., Class A (x)*	524	10,559
Pandora Media, Inc. (x)*	7,787	69,460
Stamps.com, Inc. (x)*	726	112,439
Tencent Holdings Ltd. (ADR) (x)	43,000	1,546,280
Trade Desk, Inc. (The), Class A*	77,000	3,858,470
Twitter, Inc.*	164,754	2,944,154
VeriSign, Inc. (x)*	4,732	439,887
XO Group, Inc.*	1,518	26,747
Zillow Group, Inc., Class C (x)*	4,400	215,644

		85,133,753

IT Services (6.5%)
Accenture plc, Class A	27,144	3,357,170
Alliance Data Systems Corp.	2,765	709,748
Automatic Data Processing, Inc.	20,987	2,150,328
Black Knight Financial Services, Inc., Class A*	3,700	151,515
Booz Allen Hamilton Holding Corp.	5,200	169,208
Broadridge Financial Solutions, Inc.	5,559	420,038
Cardtronics plc, Class A*	660	21,688
Cass Information Systems, Inc.	399	26,190
Cognizant Technology Solutions Corp., Class A	55,054	3,655,586
CoreLogic, Inc.*	3,900	169,182
CSRA, Inc.	7,500	238,125
DST Systems, Inc.	2,600	160,420
DXC Technology Co.	12,500	959,000
EPAM Systems, Inc.*	2,300	193,407
Euronet Worldwide, Inc.*	2,400	209,688
ExlService Holdings, Inc.*	792	44,019
Fidelity National Information Services, Inc.	8,506	726,412
First Data Corp., Class A*	16,300	296,660
Fiserv, Inc.*	9,600	1,174,464
FleetCor Technologies, Inc.*	4,106	592,126
Forrester Research, Inc.	858	33,591
Gartner, Inc.*	3,711	458,346
Genpact Ltd.	6,534	181,841
Global Payments, Inc.	7,311	660,330
Hackett Group, Inc. (The)	2,178	33,759
International Business Machines Corp.	26,749	4,114,799
Jack Henry & Associates, Inc.	3,828	397,614
Mastercard, Inc., Class A	61,080	7,418,166
MAXIMUS, Inc.	3,000	187,890
NeuStar, Inc., Class A*	2,904	96,848
Paychex, Inc.	13,973	795,623
PayPal Holdings, Inc.*	248,055	13,313,112
Sabre Corp.	9,500	206,815

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Science Applications International Corp.	1,800	$124,956
Square, Inc., Class A (x)*	332,700	7,805,142
Syntel, Inc. (x)	2,496	42,332
Total System Services, Inc.	8,002	466,117
Vantiv, Inc., Class A*	6,500	411,710
Visa, Inc., Class A	184,976	17,347,049
Western Union Co. (The)	23,287	443,617
WEX, Inc.*	1,782	185,809

		70,150,440

Semiconductors & Semiconductor Equipment (5.3%)
Advanced Energy Industries, Inc.*	2,400	155,256
Advanced Micro Devices, Inc. (x)*	36,300	453,024
Analog Devices, Inc.	15,891	1,236,320
Applied Materials, Inc.	92,910	3,838,112
ASML Holding NV (NYRS)	4,000	521,240
Broadcom Ltd.	56,956	13,273,596
Cabot Microelectronics Corp.	140	10,336
Cavium, Inc.*	71,800	4,460,934
Cirrus Logic, Inc.*	3,800	238,336
Cree, Inc.*	64,740	1,595,841
Cypress Semiconductor Corp. (x)	12,400	169,260
Entegris, Inc.*	7,000	153,650
Integrated Device Technology, Inc.*	7,100	183,109
Intel Corp.	43,617	1,471,638
KLA-Tencor Corp.	7,500	686,325
Lam Research Corp.	7,100	1,004,153
MACOM Technology Solutions Holdings, Inc.*	71,800	4,004,286
Maxim Integrated Products, Inc.	12,960	581,904
Microchip Technology, Inc.	10,248	790,941
Micron Technology, Inc.*	80,480	2,403,133
Microsemi Corp.*	4,900	229,320
MKS Instruments, Inc.	2,400	161,520
Monolithic Power Systems, Inc.	1,700	163,880
NVE Corp.	164	12,628
NVIDIA Corp.	70,300	10,162,568
NXP Semiconductors NV*	21,335	2,335,116
ON Semiconductor Corp.*	17,300	242,892
Power Integrations, Inc.	1,848	134,719
Qorvo, Inc.*	2,650	167,798
Rambus, Inc.*	5,940	67,894
Semtech Corp.*	3,234	115,616
Silicon Laboratories, Inc.*	2,900	198,215
Skyworks Solutions, Inc.	7,795	747,930
Teradyne, Inc.	8,200	246,246
Texas Instruments, Inc.	43,781	3,368,072
Versum Materials, Inc.	4,100	133,250
Xilinx, Inc.	28,592	1,839,037

		57,558,095

Software (9.4%)
8x8, Inc.*	6,300	91,665
ACI Worldwide, Inc.*	2,300	51,451
Activision Blizzard, Inc.	32,600	1,876,782
Adobe Systems, Inc.*	38,120	5,391,693
American Software, Inc., Class A	192	1,976
ANSYS, Inc.*	3,800	462,384

Aspen Technology, Inc.*	3,800	$209,988
Atlassian Corp. plc, Class A*	4,700	165,346
Autodesk, Inc.*	39,458	3,978,156
Blackbaud, Inc. (x)	1,300	111,475
Cadence Design Systems, Inc.*	12,605	422,141
CDK Global, Inc.	8,095	502,376
Citrix Systems, Inc.*	39,552	3,147,548
Dell Technologies, Inc., Class V*	9,000	549,990
Electronic Arts, Inc.*	21,495	2,272,451
Ellie Mae, Inc.*	1,500	164,865
Fair Isaac Corp.	1,400	195,174
Fortinet, Inc.*	5,610	210,038
Guidewire Software, Inc.*	2,838	194,999
Intuit, Inc.	24,273	3,223,697
Manhattan Associates, Inc.*	3,500	168,210
Microsoft Corp.#	469,889	32,389,448
Nuance Communications, Inc.*	43,492	757,196
Oracle Corp.	13,284	666,060
Paycom Software, Inc. (x)*	96,000	6,567,360
Pegasystems, Inc.	2,508	146,342
Proofpoint, Inc. (x)*	104,600	9,082,418
PTC, Inc.*	5,000	275,600
RealPage, Inc.*	4,500	161,775
Red Hat, Inc.*	27,909	2,672,287
salesforce.com, Inc.*	91,937	7,961,744
ServiceNow, Inc.*	124,790	13,227,740
Snap, Inc., Class A (x)*	28,460	505,734
Splunk, Inc.*	5,634	320,518
SS&C Technologies Holdings, Inc.	7,128	273,786
Symantec Corp.	27,200	768,400
Synopsys, Inc.*	2,200	160,446
Tableau Software, Inc., Class A*	1,800	110,286
Take-Two Interactive Software, Inc.*	4,000	293,520
Tyler Technologies, Inc.*	2,046	359,421
Ultimate Software Group, Inc. (The) (x)*	1,254	263,415
VASCO Data Security International, Inc.*	1,452	20,836
VMware, Inc., Class A (x)*	3,100	271,033
Workday, Inc., Class A*	6,748	654,556
Zendesk, Inc.*	5,500	152,790
Zix Corp.*	6,336	36,052

		101,491,168

Technology Hardware, Storage & Peripherals (4.9%)
3D Systems Corp. (x)*	4,422	82,691
Apple, Inc.	317,106	45,669,606
Diebold Nixdorf, Inc. (x)	4,000	112,000
Electronics For Imaging, Inc.*	3,500	165,830
NCR Corp.*	5,700	232,788
NetApp, Inc.	10,200	408,510
Seagate Technology plc	103,616	4,015,120
Western Digital Corp.	30,511	2,703,275

		53,389,820

Total Information Technology		388,553,022

Materials (2.6%)
Chemicals (1.9%)
AdvanSix, Inc.*	1,373	42,893
Albemarle Corp.	1,600	168,864

See Notes to Financial Statements.

1229

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Axalta Coating Systems Ltd.*	7,500	$240,300
Balchem Corp.	85	6,605
Celanese Corp.	24,623	2,337,708
Chemours Co. (The)	6,598	250,196
Dow Chemical Co. (The)	39,560	2,495,048
Ecolab, Inc.	11,840	1,571,760
EI du Pont de Nemours & Co.	38,091	3,074,324
FMC Corp.	6,621	483,664
HB Fuller Co.	400	20,444
Huntsman Corp.	6,600	170,544
International Flavors & Fragrances, Inc.	4,224	570,240
LyondellBasell Industries NV, Class A	7,051	595,034
Monsanto Co.	19,317	2,286,360
NewMarket Corp.	462	212,742
OMNOVA Solutions, Inc.*	2,530	24,668
PolyOne Corp.	4,686	181,536
PPG Industries, Inc.	11,384	1,251,785
Praxair, Inc.	11,193	1,483,632
RPM International, Inc.	5,478	298,825
Scotts Miracle-Gro Co. (The), Class A	1,900	169,974
Sensient Technologies Corp.	2,100	169,113
Sherwin-Williams Co. (The)	3,706	1,300,658
Westlake Chemical Corp.	2,600	172,146
WR Grace & Co.	3,000	216,030

		19,795,093

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	199,720
Martin Marietta Materials, Inc.	2,606	580,043
Vulcan Materials Co.	5,700	722,076

		1,501,839

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,000	173,720
Avery Dennison Corp.	3,900	344,643
Ball Corp.	8,438	356,168
Berry Global Group, Inc.*	5,500	313,555
Crown Holdings, Inc.*	6,200	369,892
Graphic Packaging Holding Co.	15,179	209,167
International Paper Co.	16,500	934,065
Owens-Illinois, Inc.*	7,200	172,224
Packaging Corp. of America	4,356	485,215
Sealed Air Corp.	4,345	194,482

		3,553,131

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	143,853	1,727,674
Nucor Corp.	20,086	1,162,377
Royal Gold, Inc.	2,200	171,974
Southern Copper Corp.	5,612	194,344
Steel Dynamics, Inc.	6,000	214,860
Worthington Industries, Inc.	700	35,154

		3,506,383

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*	6,800	163,948

Total Materials		28,520,394

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexander’s, Inc. (REIT)	66	$27,816
Alexandria Real Estate Equities, Inc. (REIT)	13,430	1,617,912
American Tower Corp. (REIT)	18,867	2,496,482
Boston Properties, Inc. (REIT)	1,188	146,148
CareTrust REIT, Inc. (REIT)	1,598	29,627
CoreSite Realty Corp. (REIT)	1,500	155,295
Crown Castle International Corp. (REIT)	24,732	2,477,652
CubeSmart (REIT)	6,000	144,240
CyrusOne, Inc. (REIT)	2,900	161,675
Digital Realty Trust, Inc. (REIT)	4,700	530,865
Douglas Emmett, Inc. (REIT)	5,200	198,692
DuPont Fabros Technology, Inc. (REIT)	3,396	207,699
Equinix, Inc. (REIT)	3,407	1,462,148
Equity LifeStyle Properties, Inc. (REIT)	3,808	328,783
Extra Space Storage, Inc. (REIT)	5,700	444,600
Federal Realty Investment Trust (REIT)	1,380	174,418
First Industrial Realty Trust, Inc. (REIT)	5,600	160,272
Gaming and Leisure Properties, Inc. (REIT)	8,557	322,342
Gramercy Property Trust (REIT)	5,600	166,376
Iron Mountain, Inc. (REIT)	11,922	409,640
Lamar Advertising Co. (REIT), Class A	3,498	257,348
National Health Investors, Inc. (REIT)	1,900	150,480
Outfront Media, Inc. (REIT)	6,400	147,968
PS Business Parks, Inc. (REIT)	1,364	180,580
Public Storage (REIT)	6,819	1,421,966
Saul Centers, Inc. (REIT)	330	19,133
SBA Communications Corp. (REIT)*	17,866	2,410,123
Simon Property Group, Inc. (REIT)	12,862	2,080,557
Tanger Factory Outlet Centers, Inc. (REIT)	4,400	114,312
Taubman Centers, Inc. (REIT)	2,886	171,861
Universal Health Realty Income Trust (REIT)	594	47,247
Urban Edge Properties (REIT)	792	18,794

		18,683,051

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	206,352

Total Real Estate		18,889,403

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	19,699	743,243
Cogent Communications Holdings, Inc.	3,800	152,380
Consolidated Communications Holdings, Inc. (x)	2,400	51,528
Globalstar, Inc. (x)*	76,000	161,880

See Notes to Financial Statements.

1230

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Straight Path Communications, Inc., Class B (x)*	900	$161,685
Verizon Communications, Inc.	90,413	4,037,845
Zayo Group Holdings, Inc.*	5,800	179,220

		5,487,781

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	32,800	1,988,336

Total Telecommunication Services		7,476,117

Utilities (0.0%)
Gas Utilities (0.0%)
Southwest Gas Holdings, Inc.	1,800	131,508

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	9,800	168,756

Total Utilities		300,264

Total Common Stocks (98.4%) (Cost $609,311,189)		1,066,667,733

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*†	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, CVR, expiring 3/1/19*	22,047	33,070

Total Rights (0.0%) (Cost $—)		38,290

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	15,447,195	15,451,830

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $5,100,480, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $5,202,001. (xx)	$5,100,000	5,100,000

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,600,260, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,652,005. (xx)	$2,600,000	$2,600,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $800,097, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $889,459. (xx)	800,000	800,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $3,650,227, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $3,722,875. (xx)	3,649,878	3,649,878
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $2,000,180, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $2,040,011. (xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,300,240, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,347,532. (xx)	2,300,000	2,300,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $2,800,626, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,857,865. (xx)	2,800,000	2,800,000

See Notes to Financial Statements.

1231

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,041,332. (xx)	$2,000,000	$2,000,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $3,060,005. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $5,000,450, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $5,100,141. (xx)	5,000,000	5,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $4,080,000. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		37,249,878

Total Short-Term Investments (4.9%) (Cost $52,702,036)		52,701,708

Total Investments (103.3%) (Cost $662,013,225)		1,119,407,731
Other Assets Less Liabilities (-3.3%)		(35,362,500)

Net Assets (100%)		$1,084,045,231

*	Non-income producing.
†	Security (totaling $5,220 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,792,180.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $39,593,539. This was secured by cash collateral of $37,249,878 which was subsequently invested in joint repurchase agreements with a total value of $37,249,878, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,154,532 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/27/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	17	September-17	$1,965,173	$1,921,935	$(43,238)
S&P 500 E-Mini Index	22	September-17	2,674,662	2,662,990	(11,672)
S&P MidCap 400 E-Mini Index	7	September-17	1,225,082	1,222,270	(2,812)

					$(57,722)

See Notes to Financial Statements.

1232

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$203,797,666	$—	$—	$203,797,666
Consumer Staples	48,428,110	—	—	48,428,110
Energy	17,663,672	—	—	17,663,672
Financials	39,267,609	—	—	39,267,609
Health Care	215,027,708	—	—	215,027,708
Industrials	98,743,768	—	—	98,743,768
Information Technology	388,553,022	—	—	388,553,022
Materials	28,520,394	—	—	28,520,394
Real Estate	18,889,403	—	—	18,889,403
Telecommunication Services	7,476,117	—	—	7,476,117
Utilities	300,264	—	—	300,264
Rights
Health Care	33,070	—	5,220	38,290
Short-Term Investments
Investment Companies	15,451,830	—	—	15,451,830
Repurchase Agreements	—	37,249,878	—	37,249,878

Total Assets	$1,082,152,633	$37,249,878	$5,220	$1,119,407,731

Liabilities:
Futures	$(57,722)	$—	$—	$(57,722)

Total Liabilities	$(57,722)	$—	$—	$(57,722)

Total	$1,082,094,911	$37,249,878	$5,220	$1,119,350,009

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(57,722	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1233

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$502,206

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(81,369)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $4,519,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$276,218,916
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$331,312,927

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$466,012,638
Aggregate gross unrealized depreciation	(13,731,906)

Net unrealized appreciation	$452,280,732

Federal income tax cost of investments	$667,126,999

For the six months ended June 30, 2017, the Portfolio incurred approximately $1,993 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1234

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $624,763,347)	$1,082,157,853
Repurchase Agreements (Cost $37,249,878)	37,249,878
Cash	2,231,560
Receivable for securities sold	3,157,130
Dividends, interest and other receivables	613,394
Receivable from Separate Accounts for Trust shares sold	73,129
Security lending income receivable	30,619
Due from broker for futures variation margin	1,746
Other assets	11,889

Total assets	1,125,527,198

LIABILITIES
Payable for return of collateral on securities loaned	37,249,878
Payable for securities purchased	1,744,775
Payable to Separate Accounts for Trust shares redeemed	1,451,083
Investment management fees payable	523,298
Distribution fees payable – Class IA	207,648
Administrative fees payable	111,589
Trustees’ fees payable	27,321
Distribution fees payable – Class IB	16,718
Accrued expenses	149,657

Total liabilities	41,481,967

NET ASSETS	$1,084,045,231

Net assets were comprised of:
Paid in capital	$936,359,801
Accumulated undistributed net investment income (loss)	1,624,932
Accumulated undistributed net realized gain (loss) on investments and futures	(311,276,286)
Net unrealized appreciation (depreciation) on investments and futures	457,336,784

Net assets	$1,084,045,231

Class IA
Net asset value, offering and redemption price per share, $998,365,572 / 18,458,148 shares outstanding (unlimited amount authorized: $0.01 par value)	$54.09

Class IB
Net asset value, offering and redemption price per share, $79,886,279 / 1,504,221 shares outstanding (unlimited amount authorized: $0.01 par value)	$53.11

Class K
Net asset value, offering and redemption price per share, $5,793,380 / 107,289 shares outstanding (unlimited amount authorized: $0.01 par value)	$54.00

(x)	Includes value of securities on loan of $39,593,539.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,119 foreign withholding tax)	$6,218,990
Interest	4,316
Securities lending (net)	159,669

Total income	6,382,975

EXPENSES
Investment management fees	3,044,465
Distribution fees – Class IA	1,207,757
Administrative fees	651,097
Custodian fees	98,420
Distribution fees – Class IB	97,854
Professional fees	42,988
Printing and mailing expenses	39,757
Trustees’ fees	12,368
Miscellaneous	9,281

Total expenses	5,203,987

NET INVESTMENT INCOME (LOSS)	1,178,988

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	43,695,029
Futures	502,206

Net realized gain (loss)	44,197,235

Change in unrealized appreciation (depreciation) on:
Investments	96,789,860
Futures	(81,369)

Net change in unrealized appreciation (depreciation)	96,708,491

NET REALIZED AND UNREALIZED GAIN (LOSS)	140,905,726

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,084,714

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,178,988	$5,191,791
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	44,197,235	41,787,153
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	96,708,491	(14,989,125)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,084,714	31,989,819

DIVIDENDS:
Dividends from net investment income
Class IA	—	(4,873,305)
Class IB	—	(396,849)
Class K	—	(36,743)

TOTAL DIVIDENDS	—	(5,306,897)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 86,506 and 223,199 shares, respectively ]	4,444,514	10,126,437
Capital shares issued in reinvestment of dividends [ 0 and 102,011 shares, respectively ]	—	4,873,305
Capital shares repurchased [ (1,004,261) and (2,253,378) shares, respectively ]	(51,680,602)	(102,348,725)

Total Class IA transactions	(47,236,088)	(87,348,983)

Class IB
Capital shares sold [ 48,792 and 163,923 shares, respectively ]	2,466,805	7,249,075
Capital shares issued in reinvestment of dividends [ 0 and 8,460 shares, respectively ]	—	396,849
Capital shares repurchased [ (154,943) and (379,687) shares, respectively ]	(7,842,870)	(16,882,659)

Total Class IB transactions	(5,376,065)	(9,236,735)

Class K
Capital shares sold [ 17,000 and 18,959 shares, respectively ]	865,723	855,539
Capital shares issued in reinvestment of dividends [ 0 and 772 shares, respectively ]	—	36,743
Capital shares repurchased [ (9,132) and (33,121) shares, respectively ]	(467,061)	(1,469,334)

Total Class K transactions	398,662	(577,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(52,213,491)	(97,162,770)

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,871,223	(70,479,848)
NET ASSETS:
Beginning of period	994,174,008	1,064,653,856

End of period (a)	$1,084,045,231	$994,174,008

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,624,932	$445,944

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015		2014	2013	2012
Net asset value, beginning of period	$47.22	$45.89	$44.20		$39.98	$29.17	$25.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.23	0.07		0.05	0.03	0.06
Net realized and unrealized gain (loss) on investments and futures	6.81	1.35	1.70		4.21	10.82	3.58

Total from investment operations	6.87	1.58	1.77		4.26	10.85	3.64

Less distributions:
Dividends from net investment income	—	(0.25)	(0.08)		(0.04)	(0.04)	(0.07)

Net asset value, end of period	$54.09	$47.22	$45.89		$44.20	$39.98	$29.17

Total return (b)	14.55%	3.44%	4.00	%(aa)	10.66%	37.21%	14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$998,366	$914,837	$977,594		$1,029,733	$1,029,123	$849,059
Ratio of expenses to average net assets:
After waivers (a)(f)	0.99%	1.00%	0.98%		1.03%	1.03%	1.01%
After waivers and fees paid indirectly (a)(f)	0.99%	1.00%	0.98%		1.03%	1.03%	1.00%
Before waivers and fees paid indirectly (a)(f)	0.99%	1.00%	0.98%		1.03%	1.03%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.22%	0.52%	0.16%		0.12%	0.09%	0.22%
After waivers and fees paid indirectly (a)(f)	0.22%	0.52%	0.16%		0.12%	0.09%	0.23%
Before waivers and fees paid indirectly (a)(f)	0.22%	0.52%	0.16%		0.12%	0.09%	0.22%
Portfolio turnover rate (z)^	27%	63%	65%		54%	72%	72%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015		2014	2013	2012
Net asset value, beginning of period	$46.36	$45.06	$43.40		$39.25	$28.65	$25.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.23	0.07		0.05	0.03	0.06
Net realized and unrealized gain (loss) on investments and futures	6.69	1.32	1.66		4.14	10.61	3.51

Total from investment operations	6.75	1.55	1.73		4.19	10.64	3.57

Less distributions:
Dividends from net investment income	—	(0.25)	(0.07)		(0.04)	(0.04)	(0.07)

Net asset value, end of period	$53.11	$46.36	$45.06		$43.40	$39.25	$28.65

Total return (b)	14.56%	3.43%	4.00	%(bb)	10.68%	37.14%	14.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,886	$74,656	$81,898		$84,253	$85,890	$559,267
Ratio of expenses to average net assets:
After waivers (a)(f)	0.99%	1.00%	0.98%		1.03%	1.03%	1.01%
After waivers and fees paid indirectly (a)(f)	0.99%	1.00%	0.98%		1.03%	1.03%	1.00%
Before waivers and fees paid indirectly (a)(f)	0.99%	1.00%	0.98%		1.03%	1.03%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.22%	0.51%	0.16%		0.12%	0.10%	0.22%
After waivers and fees paid indirectly (a)(f)	0.22%	0.51%	0.16%		0.12%	0.11%	0.22%
Before waivers and fees paid indirectly (a)(f)	0.22%	0.51%	0.16%		0.12%	0.10%	0.22%
Portfolio turnover rate (z)^	27%	63%	65%		54%	72%	72%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015		2014	2013	2012
Net asset value, beginning of period	$47.08	$45.76	$44.20		$39.98	$29.17	$25.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.35	0.19		0.15	0.12	0.12
Net realized and unrealized gain (loss) on investments and futures	6.80	1.34	1.56		4.22	10.83	3.59

Total from investment operations	6.92	1.69	1.75		4.37	10.95	3.71

Less distributions:
Dividends from net investment income	—	(0.37)	(0.19)		(0.15)	(0.14)	(0.14)

Net asset value, end of period	$54.00	$47.08	$45.76		$44.20	$39.98	$29.17

Total return (b)	14.70%	3.69%	3.97	%(cc)	10.94%	37.55%	14.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,793	$4,681	$5,162		$6,902	$8,181	$6,404
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74%	0.75%	0.73%		0.78%	0.78%	0.76%
After waivers and fees paid indirectly (a)(f)	0.74%	0.75%	0.73%		0.78%	0.78%	0.75%
Before waivers and fees paid indirectly (a)(f)	0.74%	0.75%	0.73%		0.78%	0.78%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.48%	0.77%	0.41%		0.36%	0.34%	0.42%
After waivers and fees paid indirectly (a)(f)	0.48%	0.77%	0.41%		0.36%	0.34%	0.43%
Before waivers and fees paid indirectly (a)(f)	0.48%	0.77%	0.41%		0.36%	0.34%	0.42%
Portfolio turnover rate (z)^	27%	63%	65%		54%	72%	72%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.82%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.81%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.79%.

See Notes to Financial Statements.

1238

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
U.S. Treasury Obligations	26.1%
Mortgage-Backed Securities	23.3
Financials	14.2
Collateralized Mortgage Obligations	13.3
Asset-Backed Securities	10.9
Commercial Mortgage-Backed Securities	4.5
Consumer Discretionary	2.0
Information Technology	1.9
Health Care	1.8
Energy	1.6
Foreign Government Securities	1.5
Industrials	1.1
Utilities	1.0
Investment Companies	0.9
Consumer Staples	0.9
Municipal Bonds	0.8
Real Estate	0.8
Telecommunication Services	0.8
Repurchase Agreements	0.7
Supranational	0.7
U.S. Government Agency Securities	0.7
Materials	0.4
Options Purchased	0.0 #
Cash and Other	(9.9)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,021.76	$4.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.52
Class IB
Actual	1,000.00	1,021.71	4.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.52
Class K
Actual	1,000.00	1,023.01	3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.56	3.27

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.90%, 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1239

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.9%)
Air Canada Pass-Through Trust,
Series 2013-1A A 4.125%, 5/15/25§		$324,897	$337,893
Ally Master Owner Trust,
Series 2017-1 A 1.559%, 2/15/21 (l)		500,000	500,973
American Airlines Pass-Through Trust,
Series 2015-1 A 3.375%, 5/1/27		162,706	163,325
AmeriCredit Automobile Receivables,
Series 2016-1 A2A 1.520%, 6/10/19		106,254	106,267
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A1 0.920%, 2/20/18		140,371	140,355
Series 2017-1 A2A 1.510%, 5/18/20		500,000	499,557
Apidos CLO XIV,
Series 2013-14A A 2.308%, 4/15/25 (l)§		500,000	500,319
Apidos CLO XVI,
Series 2013-16A A1R 2.189%, 1/19/25 (b)(l)§		250,000	249,875
Series 2013-16A BR 3.159%, 1/19/25 (b)(l)§		250,000	249,500
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A 2.859%, 9/15/26 (l)§		100,000	100,266
Ares Enhanced Loan Investment Strategy IR Ltd.,
Series 2013-IRAR A1BR 2.553%, 7/23/25 (l)§		700,000	700,048
Atlas Senior Loan Fund II Ltd.,
Series 2012-2A AR 2.400%, 1/30/24 (l)§		531,820	531,820
B2R Mortgage Trust,
Series 2015-1 A1 2.524%, 5/15/48§		83,941	83,044
Series 2015-2 A 3.336%, 11/15/48§		94,981	94,908
Series 2016-1 A 2.567%, 6/15/49§		583,507	570,520
Babson CLO Ltd.,
Series 2014-3A AR 2.478%, 1/15/26 (l)§		500,000	500,949
Series 2014-3A D1 4.658%, 1/15/26 (l)§		500,000	500,133
Series 2014-IIA AR 2.308%, 10/17/26 (l)§		400,000	400,001
Betony CLO Ltd.,
Series 2015-1A D 4.758%, 4/15/27 (l)§		500,000	499,992
BlueMountain CLO Ltd.,
Series 2013-1A A1R 2.556%, 1/20/29 (l)§		250,000	252,503
Series 2015-2A D 4.708%, 7/18/27 (l)§		250,000	250,905
Brookside Mill CLO Ltd.,
Series 2013-1A A1 2.308%, 4/17/25 (l)§		500,000	500,001

Cadogan Square CLO IV BV,
Series 4A A 0.000%, 7/24/23 (b)(l)	EUR	137,280	$156,752
Canyon Capital CLO Ltd.,
Series 2006-1A D 2.846%, 12/15/20 (l)§		$500,000	498,610
Series 2014-1A C 4.420%, 4/30/25 (l)§		250,000	248,692
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1 1.609%, 2/15/22 (l)		500,000	502,915
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR 2.320%, 7/27/26 (l)§		500,000	500,192
Series 2014-5A A1R 2.298%, 10/16/25 (l)§		400,000	400,021
Cent CLO 19 Ltd.,
Series 2013-19A A1A 2.500%, 10/29/25 (l)§		250,000	250,247
Chapel BV,
Series 2007 A2 0.029%, 7/17/66 (l)(m)	EUR	359,170	406,447
Chase Issuance Trust,
Series 2017-A1 A 1.459%, 1/18/22 (l)		$500,000	501,397
CIFC Funding Ltd.,
Series 2013-3A A1AR 2.173%, 10/24/25 (l)§		400,000	400,002
Series 2014-5A A2R 2.558%, 1/17/27 (l)§		600,000	600,137
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1 1.506%, 10/25/36 (l)		5,000,000	4,928,582
Colony American Homes,
Series 2015-1A A 2.372%, 7/17/32 (l)§		97,224	97,226
Continental Airlines Pass-Through Trust,
Series 2010-1 B 6.000%, 1/12/19		311,678	318,504
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 1.350%, 11/27/28 (l)§	EUR	500,000	571,823
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 2.308%, 1/16/26 (l)§		$400,000	400,010
DB Master Finance LLC,
Series 2015-1A A2I 3.262%, 2/20/45§		1,955,000	1,963,770
Series 2015-1A A2II 3.980%, 2/20/45§		977,500	1,001,263
Dorchester Park CLO Ltd.,
Series 2015-1A C 4.356%, 1/20/27 (l)§		250,000	250,099
Series 2015-1A D 4.706%, 1/20/27 (l)§		250,000	250,017
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§		1,085,437	1,127,010
Dryden 30 Senior Loan Fund,
Series 2013-30A A 2.432%, 11/15/25 (l)§		500,000	500,022

See Notes to Financial Statements.

1240

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Dryden 34 Senior Loan Fund,
Series 2014-34A AR 2.318%, 10/15/26 (l)§		$500,000	$500,026
Series 2014-34A DR 4.558%, 10/15/26 (l)§		500,000	500,063
Earnest Student Loan Program LLC,
Series 2016-C A2 2.680%, 7/25/35§		946,129	919,053
EFS Volunteer LLC,
Series 2010-1 A1 2.006%, 10/26/26 (l)§		2,302	2,302
Emerson Park CLO Ltd.,
Series 2013-1A A1AR 2.138%, 7/15/25 (l)§		400,000	399,998
Flagship Credit Auto Trust,
Series 2016-3 B 2.430%, 6/15/21§		1,000,000	994,887
Series 2017-1 A 1.930%, 12/15/21§		487,414	486,525
Flagship VII Ltd.,
Series 2013-7A A1R 2.276%, 1/20/26 (l)§		400,000	400,001
Ford Credit Auto Lease Trust,
Series 2017-A A2A 1.560%, 11/15/19		200,000	199,958
Series 2017-A A2B 1.299%, 11/15/19 (l)		500,000	500,307
Ford Credit Floorplan Master Owner Trust A,
Series 2012-5 C 2.140%, 9/15/19		218,000	218,144
GCAT LLC,
Series 2017-5 A1 3.228%, 7/25/47 (b)(e)§		3,700,000	3,696,958
Golden Credit Card Trust,
Series 2017-1A A 1.559%, 2/15/21 (l)§		500,000	501,054
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR 2.540%, 10/29/26 (l)§		1,000,000	1,002,619
GSAA Home Equity Trust,
Series 2007-10 A2A 6.500%, 11/25/37		2,996,930	2,222,159
Series 2007-8 A2 1.566%, 8/25/37 (l)		713,166	667,069
GSAA Trust,
Series 2006-5 2A1 1.286%, 3/25/36 (l)		18,072	10,841
Harbourmaster Pro-Rata CLO 3 BV,
Series PR3A A2 0.031%, 9/20/23 (l)	EUR	328,842	373,026
Hildene CLO II Ltd.,
Series 2014-2A AR 2.338%, 7/19/26 (l)§		$500,000	500,000
Hildene CLO III Ltd.,
Series 2014-3A AR 2.356%, 10/20/26 (l)§		500,000	499,998
Invitation Homes Trust,
Series 2014-SFR2 C 3.409%, 9/17/31 (l)§		100,000	100,000

Series 2015-SFR3 A 2.509%, 8/17/32 (l)§		$95,618	$96,053
Jamestown CLO VI Ltd.,
Series 2015-6A A1A 2.772%, 2/20/27 (l)§		500,000	500,103
Series 2015-6A A1AR 0.000%, 2/20/27 (b)(l)§		500,000	500,000
JMP Credit Advisors CLO III Ltd.,
Series 2014-1A AR 2.398%, 10/17/25 (l)§		500,000	500,001
KKR Financial CLO Ltd.,
Series 2013-2A A1AR 2.603%, 1/23/26 (l)§		500,000	500,024
KVK CLO Ltd.,
Series 2013-2A AR 2.308%, 1/15/26 (l)§		600,000	600,031
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§		2,921,875	2,911,515
Latam Airlines Pass-Through Trust,
Series 2015-1 B 4.500%, 11/15/23		433,923	426,872
Lockwood Grove CLO Ltd.,
Series 2014-1A A1R 2.626%, 4/25/25 (l)§		500,000	500,108
Madison Park Funding IV Ltd.,
Series 2007-4A A1A 1.507%, 3/22/21 (l)§		101,303	101,012
Series 2007-4A A2 1.517%, 3/22/21 (l)§		131,042	130,238
Madison Park Funding XIII Ltd.,
Series 2014-13A AR 2.268%, 1/19/25 (l)§		600,000	599,999
Marathon CLO VII Ltd.,
Series 2014-7A A1R 2.492%, 10/28/25 (l)§		500,000	499,996
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 2.358%, 4/18/25 (l)§		400,000	399,998
Mountain View CLO Ltd.,
Series 2014-1A AR 2.396%, 10/15/26 (l)§		500,000	500,026
MP CLO IV Ltd.,
Series 2013-2A ARR 0.000%, 7/25/29 (b)(l)§		500,000	500,000
MP CLO V Ltd.,
Series 2014-1A AR 2.408%, 7/18/26 (l)§		500,000	499,998
Navient Private Education Loan Trust,
Series 2014-CTA B 2.909%, 10/17/44 (l)§		100,000	95,074
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 1.376%, 2/25/37 (l)		3,579,701	3,118,632
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C 4.158%, 7/15/27 (l)§		250,000	251,778
OneMain Financial Issuance Trust,
Series 2014-1A B 3.240%, 6/18/24§		100,000	100,140
Series 2015-1A A 3.190%, 3/18/26§		155,000	156,391

See Notes to Financial Statements.

1241

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2015-1A B 3.850%, 3/18/26§	$500,000	$502,955
Series 2016-2A A 4.100%, 3/20/28§	100,000	102,247
OZLM Funding V Ltd.,
Series 2013-5A A1R 2.288%, 1/17/26 (l)§	500,000	500,095
OZLM XI Ltd.,
Series 2015-11A A1A 2.722%, 1/30/27 (l)§	250,000	250,043
Palmer Square CLO Ltd.,
Series 2013-2A A1AR 2.378%, 10/17/27 (l)§	400,000	400,100
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 2.056%, 7/25/29 (l)	387,889	388,719
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL3 A1 3.250%, 6/29/32 (b)(e)§	2,500,000	2,500,000
Progress Residential Trust,
Series 2015-SFR2 A 2.740%, 6/12/32§	98,615	98,790
Series 2016-SFR1 A 2.709%, 9/17/33 (l)§	199,103	202,064
RAMP Trust,
Series 2005-RS9 AI4 1.536%, 11/25/35 (l)	1,719,915	1,497,085
RASC Trust,
Series 2007-EMX1 A13 1.224%, 1/25/37 (l)	3,627,211	3,180,088
Series 2007-KS3 AI3 1.466%, 4/25/37 (l)	3,299,487	3,223,452
Regatta V Funding Ltd.,
Series 2014-1A A1AR 2.316%, 10/25/26 (l)§	500,000	500,002
Santander Drive Auto Receivables Trust,
Series 2017-1 A2 1.490%, 2/18/20	500,000	499,823
Saranac CLO I Ltd.,
Series 2013-1A A1A 2.647%, 10/26/24 (l)§	500,000	500,094
SBA Small Business Investment Cos.,
Series 2008-P10B 1 5.944%, 8/10/18	139,925	144,024
Scholar Funding Trust,
Series 2013-A A 1.872%, 1/30/45 (l)§	181,731	179,721
SLM Private Credit Student Loan Trust,
Series 2003-B A2 1.646%, 3/15/22 (l)	24,770	24,713
Series 2005-A A3 1.446%, 6/15/23 (l)	93,498	93,148
Series 2006-B A5 1.516%, 12/15/39 (l)	116,579	110,619
Series 2006-C A4 1.416%, 3/15/23 (l)	3,107	3,100
SLM Private Education Loan Trust,
Series 2011-C A2A 4.409%, 10/17/44 (l)§	129,372	134,558
Series 2012-E A2B 2.909%, 6/15/45 (l)§	250,332	253,395

Series 2013-B A2A 1.850%, 6/17/30§	$500,000	$497,828
Series 2013-C A2B 2.559%, 10/15/31 (l)§	169,326	171,529
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	99,691
SoFi Professional Loan Program LLC,
Series 2016-D A1 2.166%, 1/25/39 (l)§	472,806	477,812
Sprint Spectrum Co. LLC, 3.360%, 9/20/21§	598,000	603,262
Staniford Street CLO Ltd.,
Series 2014-1A AR 2.426%, 6/15/25 (l)§	500,000	499,997
Structured Asset Receivables Trust,
Series 2003-2A CTFS 0.705%, 1/21/11 (b)(l)§†	976	—
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 2.308%, 1/17/26 (l)§	400,000	399,999
Series 2013-1A A2R 2.328%, 1/17/26 (l)§	400,000	400,000
SWAY Residential Trust,
Series 2014-1 A 2.509%, 1/17/32 (l)§	2,766	2,766
TCI-Flatiron CLO Ltd.,
Series 2016-1A B 3.358%, 7/17/28 (l)§	250,000	252,842
Series 2016-1A C 4.208%, 7/17/28 (l)§	250,000	252,818
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2 2.608%, 7/15/26 (l)§	700,000	701,928
Tralee CLO III Ltd.,
Series 2014-3A A1R 2.606%, 7/20/26 (l)§	700,000	700,026
Tricon American Homes Trust,
Series 2015-SFR1 A 2.422%, 5/17/32 (l)§	88,978	88,857
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	783,951	743,264
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	78,022	77,892
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	22,502	23,751
Series 2004-20C 1 4.340%, 3/1/24	240,889	249,560
Series 2005-20B 1 4.625%, 2/1/25	22,933	23,992
Series 2008-20G 1 5.870%, 7/1/28	307,286	337,617
Venture XVIII CLO Ltd.,
Series 2014-18A A 2.608%, 10/15/26 (l)§	1,000,000	1,000,333
Vibrant CLO Ltd.,
Series 2012-1A A1AR 2.498%, 7/17/24 (l)§	299,962	299,979

See Notes to Financial Statements.

1242

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

VOLT LIX LLC,
Series 2017-NPL6 A1 3.250%, 5/25/47 (e)§		$3,499,990	$3,500,117
VOLT LXI LLC,
Series 2017-NPL8 A1 3.125%, 6/25/47 (b)(e)§		2,500,000	2,500,000
Westlake Automobile Receivables Trust,
Series 2017-1A A2 1.780%, 4/15/20§		400,000	400,161
Wood Street CLO IV BV,
Series IV-A C 0.358%, 9/25/22 (l)	EUR	300,000	342,307

Total Asset-Backed Securities			81,727,032

Collateralized Mortgage Obligations (13.3%)
Agate Bay Mortgage Trust,
Series 2015-6 A3 3.500%, 9/25/45 (l)§		$2,253,084	2,299,134
Alternative Loan Trust,
Series 2006-OA22 A1 1.376%, 2/25/47 (l)		67,725	61,636
Series 2006-OA6 1A2 1.426%, 7/25/46 (l)		38,125	35,173
Series 2007-OH1 A1D 1.426%, 4/25/47 (l)		76,511	64,774
American Home Mortgage Investment Trust,
Series 2004-3 5A 3.277%, 10/25/34 (l)		13,084	13,100
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 3.773%, 7/25/36 (l)		3,415,457	3,088,520
Bear Stearns ARM Trust,
Series 2004-8 11A2 3.111%, 11/25/34 (l)		576,599	570,344
Series 2005-1 2A1 3.427%, 3/25/35 (l)		289,481	288,939
Chase Mortgage Finance Trust,
Series 2005-S2 A15 5.500%, 10/25/35		292,135	294,401
Series 2007-S3 1A12 6.000%, 5/25/37		2,726,026	2,245,560
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		1,742,181	1,743,257
Series 2005-24 A1 5.500%, 11/25/35		858,365	784,533
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		2,857,183	2,788,901
COLT Mortgage Loan Trust,
Series 2016-1 A1 3.000%, 5/25/46§		212,587	211,298
CSMC,
Series 2011-17R 1A2 5.750%, 2/27/37§		2,424,306	2,618,660
CSMC Trust,
Series 2014-WIN1 2A4 3.000%, 9/25/44 (l)§		931,096	917,806
Series 2015-1 A1 2.500%, 1/25/45 (l)§		1,930,151	1,878,147

EMF NL BV,
Series 2008-2X A2 0.669%, 7/17/41 (l)(m)	EUR	435,000	$438,051
Eurohome UK Mortgages plc,
Series 2007-1 A 0.439%, 6/15/44 (l)(m)	GBP	494,894	623,796
EuroMASTR plc,
Series 2007-1V A2 0.489%, 6/15/40 (l)(m)		283,159	351,009
Eurosail-UK plc,
Series 2007-4X A3 1.240%, 6/13/45 (l)(m)		800,000	1,039,792
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$2,393,476	2,667,962
Series 4316 BZ 3.000%, 3/15/44		4,486,269	4,206,289
Series 4430 NZ 3.000%, 1/15/45		4,300,382	3,983,496
Series 4438 B 3.000%, 10/15/43		1,928,462	1,960,853
Series 4440 ZD 2.500%, 2/15/45		6,360,024	5,577,571
Series 4499 AB 3.000%, 6/15/42		2,386,388	2,418,532
Series 4624 GA 2.500%, 4/15/40		1,890,628	1,889,803
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		1,435,125	1,154,575
FNMA,
Series 2012-103 ZP 3.000%, 9/25/42		866,943	804,512
Series 2013-123 PZ 2.700%, 3/25/43		4,451,970	4,138,737
Series 2015-11 A 3.000%, 5/25/34		2,588,754	2,643,465
Series 2016-72 PA 3.000%, 7/25/46		3,843,833	3,872,571
Series 2016-81 PA 3.000%, 2/25/44		2,888,065	2,933,611
Series 2017-4 CH 3.000%, 6/25/42		4,370,605	4,430,507
GNMA,
Series 2013-116 LS 4.938%, 8/20/43IO IO (l)		3,447,003	584,615
Series 2013-26 MS 5.038%, 2/20/43IO IO (l)		3,240,905	569,814
Series 2014-20 TS 4.888%, 2/20/44IO IO (l)		3,222,026	533,353
Series 2015-28 LZ 4.000%, 2/20/45		1,807,971	1,948,258
Series 2015-H15 FC 1.573%, 6/20/65 (l)		431,302	429,816
Series 2015-H16 FM 1.593%, 7/20/65 (l)		706,419	704,674
Series 2015-H18 FB 1.593%, 7/20/65 (l)		419,903	418,885
Series 2015-H19 FK 1.593%, 8/20/65 (l)		809,754	807,767
Series 2015-H20 FB 1.593%, 8/20/65 (l)		464,990	463,838

See Notes to Financial Statements.

1243

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2015-H20 FC 1.613%, 8/20/65 (l)		$1,745,262	$1,742,650
Series 2015-H22 FC 1.593%, 9/20/65 (l)		890,498	888,264
Series 2015-H29 FA 1.693%, 10/20/65 (l)		875,588	878,726
Series 2016-H11 F 1.793%, 5/20/66 (l)		488,948	492,698
Series 2016-H14 FA 1.793%, 6/20/66 (l)		490,368	494,243
Series 2016-H15 FA 1.793%, 7/20/66 (l)		595,262	599,845
Series 2016-H19 FE 1.363%, 6/20/61 (l)		355,040	355,192
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 1.397%, 6/18/39 (l)		723,848	701,616
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 3.109%, 9/25/35 (l)		127,275	132,174
Series 2006-AR2 2A1 3.396%, 4/25/36 (l)		105,554	97,903
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.831%, 1/19/35 (l)		370,084	365,877
HomeBanc Mortgage Trust,
Series 2005-4 A1 1.486%, 10/25/35 (l)		87,968	85,192
Impac CMB Trust,
Series 2003-8 2A1 2.116%, 10/25/33 (l)		9,296	9,069
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.378%, 6/25/37 (l)		1,695,914	1,475,502
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36§		2,247,164	1,843,340
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		1,254,490	1,099,049
Series 2006-A3 6A1 3.370%, 8/25/34 (l)		70,571	71,706
Series 2007-A1 3A3 3.576%, 7/25/35 (l)		89,597	87,406
Series 2017-2 A6 3.000%, 5/25/47 (l)§		358,020	361,023
JP Morgan Resecuritization Trust,
Series 2009-7 2A1 6.000%, 2/27/37 (l)§		217,791	221,440
Kensington Mortgage Securities plc,
Series 2007-1X A3C 1.412%, 6/14/40 (l)		319,568	307,811
Ludgate Funding plc,
Series 2007-1 A2A 0.464%, 1/1/61 (l)(m)	GBP	147,262	182,748
Series 2008-W1X A1 0.939%, 1/1/61 (l)(m)		394,684	504,228
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$288,824	302,207

Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 2.915%, 12/25/32 (l)		$23,738	$23,968
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 1.334%, 4/16/36 (l)§		474,016	447,192
MortgageIT Trust,
Series 2005-4 A1 1.496%, 10/25/35 (l)		615,666	586,280
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		1,028,540	1,057,316
Nomura Resecuritization Trust,
Series 2014-7R 2A3 1.224%, 12/26/35 (l)§		487,261	479,239
RBSSP Resecuritization Trust,
Series 2009-12 18A1 2.856%, 12/25/35 (l)§		207,529	216,275
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 1.556%, 6/25/35 (l)§		96,083	90,777
Series 2006-R1 AF1 1.556%, 1/25/36 (l)§		329,706	305,973
Residential Asset Securitization Trust,
Series 2006-A9CB A7 6.000%, 9/25/36		5,065,960	3,302,250
ResLoC UK plc,
Series 2007-1X A3B 0.449%, 12/15/43 (l)(m)	GBP	159,982	199,586
RFMSI Trust,
Series 2006-SA2 3A1 4.555%, 8/25/36 (l)		$1,664,231	1,495,249
Sequoia Mortgage Trust,
Series 10 2A1 1.972%, 10/20/27 (l)		4,273	4,122
Series 2003-4 2A1 1.562%, 7/20/33 (l)		21,150	20,016
Series 6 A 1.849%, 4/19/27 (l)		282,538	264,623
Shellpoint Co-Originator Trust,
Series 2017-1 A4 3.500%, 4/25/47 (l)§		2,950,868	3,006,033
Springleaf Mortgage Loan Trust,
Series 2013-2A A 1.780%, 12/25/65 (l)§		333,634	333,284
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 3.431%, 11/25/34 (l)		142,327	143,003
Series 2004-4 2A 3.364%, 4/25/34 (l)		603,614	607,834
Series 2005-19XS 2A1 1.516%, 10/25/35 (l)		614,058	600,029
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 1.459%, 7/19/35 (l)		81,943	76,474
Series 2006-AR3 12A1 1.436%, 5/25/36 (l)		330,795	283,809
Trinity Square plc,
Series 2015-1A A 1.486%, 7/15/51 (l)§	GBP	238,425	313,424

See Notes to Financial Statements.

1244

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Uropa Securities plc,
Series 2007-1 A3A 0.538%, 10/10/40 (l)(m)	GBP 800,000	$979,356
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 2.132%, 8/25/42 (l)	$12,419	12,611

Total Collateralized Mortgage Obligations		99,648,967

Commercial Mortgage-Backed Securities (4.5%)
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§	1,000,000	16,708
Americold LLC,
Series 2010-ARTA C 6.811%, 1/14/29§	100,000	111,855
AOA Mortgage Trust,
Series 2015-1177 C 3.110%, 12/13/29 (b)(l)§	100,000	100,219
Aventura Mall Trust,
Series 2013-AVM D 3.867%, 12/5/32 (b)(l)§	100,000	102,650
Series 2013-AVM E 3.867%, 12/5/32 (l)§	280,000	286,240
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY E 3.759%, 9/15/26 (l)§	100,000	99,498
Series 2015-ASHF D 4.159%, 1/15/28 (l)§	140,000	140,701
Series 2016-ASHF A 3.059%, 12/15/33 (l)§	500,000	510,102
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX 5.482%, 1/15/49 (l)	5,841	5,833
Series 2017-BNK3 XB 0.783%, 2/15/50 IO (l)	1,000,000	50,590
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	919,683
BBCMS Trust,
Series 2014-BXO E 3.550%, 8/15/27 (l)§	271,000	269,868
Series 2015-RRI A 2.409%, 5/15/32 (l)§	860,710	860,976
Series 2015-SRCH A1 3.312%, 8/10/35§	100,000	102,402
Series 2015-SRCH XA 1.122%, 8/10/35 IO (l)§	1,000,000	74,027
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	92,344
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17 A1A 5.650%, 6/11/50 (l)	33,597	33,632
Series 2007-PW17 AMFL 1.817%, 6/11/50 (l)§	55,000	55,003
BHMS Mortgage Trust,
Series 2014-ATLS AFL 2.576%, 7/5/33 (l)§	336,300	336,300
BWAY Mortgage Trust,
Series 2013-1515 C 3.446%, 3/10/33§	100,000	99,724

BXHTL Mortgage Trust,
Series 2015-JWRZ A 2.389%, 5/15/29 (l)§	$100,000	$100,126
BXP Trust,
Series 2017-GM A 3.379%, 6/13/39 (b)§	65,000	66,095
Series 2017-GM D 3.425%, 6/13/39 (b)(l)§	230,000	220,104
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D 5.671%, 4/10/29 (l)§	10,000	9,969
CD Mortgage Trust,
Series 2006-CD3 AM 5.648%, 10/15/48	117,634	119,405
Series 2007-CD5 AMA 6.506%, 11/15/44 (l)	174,000	175,626
Series 2017-CD3 A4 3.631%, 2/10/50	10,000	10,414
Series 2017-CD3 XA 1.199%, 2/10/50 IO (l)	299,528	22,889
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A 2.559%, 12/15/27 (l)§	182,632	182,859
CFCRE Commercial Mortgage Trust,
Series 2016-C4 XA 1.924%, 5/10/58 IO (l)	1,255,225	144,311
Series 2016-C4 XB 0.893%, 5/10/58 IO (l)	110,000	6,272
Chicago Skyscraper Trust,
Series 2017-SKY D 3.659%, 2/15/30 (l)§	100,000	101,249
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM 5.866%, 12/10/49 (l)	300,000	300,133
Series 2007-C6 AMFX 5.866%, 12/10/49 (l)§	300,000	299,730
Series 2013-SMP XA 0.898%, 1/12/30 IO (l)§	2,736,998	3,735
Series 2015-GC27 B 3.772%, 2/10/48	300,000	295,985
Series 2015-SHP2 A 2.439%, 7/15/27 (l)§	900,000	900,840
Series 2016-GC37 D 2.788%, 4/10/49§	50,000	34,616
Series 2016-P3 C 4.997%, 4/15/49 (l)	30,000	31,622
Series 2016-P4 A4 2.902%, 7/10/49	175,000	171,888
Series 2016-P6 A5 3.720%, 12/10/49 (l)	160,000	167,359
Series 2017-P7 A4 3.712%, 4/14/50	40,000	41,800
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX 5.568%, 4/15/47 (l)	328,506	332,166
Series 2007-C3 AM 6.061%, 5/15/46 (l)	6,001	6,030
Cold Storage Trust,
Series 2017-ICE3 A 2.159%, 4/15/36 (l)§	87,000	87,112
Series 2017-ICE3 C 2.509%, 4/15/36 (l)§	106,000	106,200

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

COMM Mortgage Trust,
Series 2007-C9 AJFL 1.807%, 12/10/49 (l)§	$117,306	$117,294
Series 2013-CR6 XA 1.589%, 3/10/46 IO (l)	907,341	31,039
Series 2013-WWP D 3.898%, 3/10/31§	100,000	100,871
Series 2014-CR16 A4 4.051%, 4/10/47	108,000	115,055
Series 2014-CR17 A5 3.977%, 5/10/47	123,000	130,525
Series 2014-CR18 A4 3.550%, 7/15/47	10,000	10,358
Series 2014-CR19 A5 3.796%, 8/10/47	50,000	52,540
Series 2014-LC15 A4 4.006%, 4/10/47	20,000	21,245
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	302,629
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§	1,287,000	8,909
Series 2015-CR22 C 4.261%, 3/10/48 (l)	480,250	476,755
Series 2015-CR22 XA 1.137%, 3/10/48 IO (l)	3,914,538	201,509
Series 2015-CR23 XA 1.132%, 5/10/48 IO (l)	756,920	39,059
Series 2015-CR25 D 3.796%, 8/10/48 (l)	20,000	15,973
Series 2015-CR26 ASB 3.373%, 10/10/48	2,000,000	2,076,682
Series 2015-DC1 D 4.498%, 2/10/48 (l)§	300,000	243,010
Series 2015-DC1 XA 1.313%, 2/10/48 IO (l)	3,695,140	218,079
Series 2016-COR1 ASB 2.972%, 10/10/49	1,000,000	1,007,535
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14 A4 4.236%, 2/10/47 (l)	50,000	53,728
Commercial Mortgage Trust,
Series 2007-GG11 AM 5.867%, 12/10/49 (l)	39,000	39,093
Core Industrial Trust,
Series 2015-CALW D 3.979%, 2/10/34 (l)§	300,000	306,501
Series 2015-TEXW XA 0.900%, 2/10/34 IO (l)§	1,000,000	31,607
Cosmopolitan Hotel Trust,
Series 2016-CSMO A 2.559%, 11/15/33 (l)§	100,000	100,749
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A 6.477%, 11/12/43 (l)§	72,930	73,067
Credit Suisse Commercial Mortgage Trust,
Series 2008-C1 A3 6.520%, 2/15/41 (l)	34,433	34,682
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F 5.234%, 10/15/39 (l)§	200,000	206,175

Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB A 3.639%, 11/15/34§	$100,000	$104,967
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.442%, 4/15/50 (l)	300,000	304,327
Series 2015-C1 D 3.942%, 4/15/50 (l)§	100,000	86,286
Series 2015-C1 XA 1.093%, 4/15/50 IO (l)	4,429,062	231,196
Series 2017-C8 A4 3.392%, 6/15/50	60,000	61,026
CSMC,
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	37,431	37,431
CSMC Trust,
Series 2014-TIKI D 3.409%, 9/15/38 (l)§	100,000	99,412
Series 2015-DEAL A 2.479%, 4/15/29 (l)§	113,136	113,280
Series 2015-DEAL D 4.259%, 4/15/29 (l)§	100,000	100,499
DBJPM Mortgage Trust,
Series 2016-C3 D 3.636%, 9/10/49 (l)§	65,000	52,461
Series 2017-C6 XD 1.000%, 6/10/50 IO (b)(l)§	300,000	22,600
DBUBS Mortgage Trust,
Series 2011-LC1A E 5.871%, 11/10/46 (l)§	100,000	105,773
FHLMC,
Series K034 A2 3.531%, 7/25/23 (l)	20,000	21,210
Series K038 X1 1.337%, 3/25/24 IO (l)	863	55
Series K053 A2 2.995%, 12/25/25	188,000	191,728
Series K056 X1 1.401%, 5/25/26 IO (l)	178,592	16,221
Series K059 A2 3.120%, 9/25/26 (l)	110,000	112,482
Series K060 A2 3.300%, 10/25/26	180,000	186,491
Series K061 A2 3.347%, 11/25/26	180,000	187,176
Series K062 A2 3.413%, 12/25/26	29,565	30,903
Series K063 A2 3.430%, 1/25/27 (l)	180,000	188,246
Series K064 X1 0.745%, 3/25/27 IO (l)	1,099,695	54,212
Series K721 X1 0.457%, 8/25/22 IO (l)	288,189	4,330
Series K722 X1 1.442%, 3/25/23 IO (l)	2,810,816	169,927
FNMA ACES,
Series 2013-M4 X1 4.112%, 2/25/18 IO (l)	926,789	4,698
Series 2016-M4 X2 2.800%, 1/25/39 IO (l)	227,940	27,680
Series 2017-M7 A2 2.961%, 2/25/27 (l)	253,000	254,131

See Notes to Financial Statements.

1246

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

FREMF Mortgage Trust,
Series 2017-K64 B 4.116%, 3/25/27 (l)§	$126,667	$127,038
Series 2017-K725 B 4.013%, 2/25/24 (l)§	80,000	79,530
GAHR Commercial Mortgage Trust,
Series 2015-NRF AFL1 2.459%, 12/15/34 (l)§	10,983	11,011
GNMA,
Series 2012-120 IO 0.794%, 2/16/53 IO (l)	503,046	24,444
Series 2012-23 IO 0.856%, 6/16/53 IO (l)	83,489	2,698
Series 2013-191 IO 0.792%, 11/16/53 IO (l)	55,934	2,340
Series 2014-172 IO 0.838%, 1/16/49 IO (l)	357,548	17,654
Series 2016-158 IO 0.924%, 6/16/58 IO (l)	125,903	9,363
Series 2016-87 IO 1.007%, 8/16/58 IO (l)	177,514	13,326
Series 2017-69 IO 0.804%, 7/16/59 IO (l)	100,000	7,388
GS Mortgage Securities Corp. II,
Series 2013-KING D 3.550%, 12/10/27 (l)§	100,000	101,006
Series 2013-KING XA 0.844%, 12/10/27 IO (l)§	1,125,512	17,424
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	500,000	513,473
Series 2016-RENT C 4.202%, 2/10/29 (l)§	100,000	103,649
GS Mortgage Securities Trust,
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	30,737
Series 2014-GC20 C 5.020%, 4/10/47 (l)	50,000	48,940
Series 2015-GC28 XA 1.290%, 2/10/48 IO (l)	3,761,624	214,818
Series 2015-GC32 C 4.559%, 7/10/48 (l)	60,000	59,585
Series 2015-GC32 D 3.345%, 7/10/48	120,000	95,144
Series 2015-GS1 XA 0.977%, 11/10/48 IO (l)	1,980,264	109,945
Series 2016-GS3 XA 1.405%, 10/10/49 IO (l)	393,527	33,954
Series 2017-GS5 XA 0.972%, 3/10/50 IO (l)	999,466	65,650
GSCCRE Commercial Mortgage Trust,
Series 2015-HULA D 4.877%, 8/15/32 (l)§	200,000	201,005
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31 (b)§	110,000	110,776
IMT Trust,
Series 2017-APTS AFX 1.000%, 6/15/34 (l)§	100,000	102,994
Series 2017-APTS DFX 1.000%, 6/15/34 (l)§	100,000	97,540

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM 5.372%, 5/15/47	$180,060	$179,775
Series 2007-C1 AM 6.262%, 2/15/51 (l)	300,000	301,433
Series 2007-CB18 AM 5.466%, 6/12/47 (l)	60,297	60,280
Series 2007-CB20 AM 6.236%, 2/12/51 (l)	256,955	258,732
Series 2007-LD12 AM 6.264%, 2/15/51 (l)	269,067	271,427
Series 2014-DSTY A 3.429%, 6/10/27§	100,000	101,533
Series 2014-PHH A 2.359%, 8/15/27 (l)§	300,000	300,016
Series 2015-JP1 C 4.900%, 1/15/49 (l)	80,000	83,694
Series 2015-SGP A 2.859%, 7/15/36 (l)§	105,000	105,263
Series 2015-UES C 3.742%, 9/5/32 (l)§	100,000	102,420
Series 2016-ASH B 3.309%, 10/15/34 (l)§	128,000	128,717
Series 2016-ASH C 3.909%, 10/15/34 (l)§	72,000	72,540
Series 2016-ATRM D 5.355%, 10/5/28§	100,000	101,245
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	13,017
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	50,000	52,562
Series 2014-C22 A4 3.801%, 9/15/47	10,000	10,467
Series 2014-C25 XA 1.137%, 11/15/47 IO (l)	3,938,086	201,166
Series 2015-C27 D 3.984%, 2/15/48 (l)§	300,000	241,250
Series 2015-C27 XA 1.504%, 2/15/48 IO (l)	3,175,106	208,123
Series 2015-C28 XA 1.329%, 10/15/48 IO (l)	665	39
Series 2015-C32 XA 1.643%, 11/15/48 IO (l)	2,449,319	162,818
Series 2015-C33 C 4.772%, 12/15/48 (l)	221,000	228,389
Series 2015-C33 D1 4.272%, 12/15/48 (b)(l)§	200,000	190,667
Series 2016-C1 XA 1.555%, 3/15/49 IO (l)	994,198	81,631
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.863%, 6/15/49 IO (l)	1,812,119	175,866
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	91,206
LB-UBS Commercial Mortgage Trust,
Series 2007-C7 AJ 6.500%, 9/15/45 (l)	300,000	303,545
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50 (b)§	300,000	299,970

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LMREC, Inc.,
Series 2015-CRE1 A 2.966%, 2/22/32 (l)§	$300,000	$301,200
Lone Star Portfolio Trust,
Series 2015-LSP A1A2 2.959%, 9/15/28 (l)§	50,103	50,259
Series 2015-LSP D 5.159%, 9/15/28 (l)§	85,322	86,388
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 1.393%, 3/10/50 IO (l)§	3,500,455	195,428
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5 3.892%, 6/15/47	50,000	52,895
Series 2015-C20 ASB 3.069%, 2/15/48	1,000,000	1,023,603
Series 2015-C20 B 4.160%, 2/15/48	150,000	150,484
Series 2015-C20 C 4.611%, 2/15/48 (l)	150,000	147,358
Series 2015-C20 XA 1.543%, 2/15/48 IO (l)	2,929,450	216,225
Series 2015-C21 C 4.300%, 3/15/48 (l)	300,000	291,818
Series 2015-C22 XA 1.297%, 4/15/48 IO (l)	97,754	6,095
Series 2015-C23 D 4.272%, 7/15/50 (l)§	100,000	84,851
Series 2015-C25 C 4.679%, 10/15/48 (l)	280,000	288,618
Series 2015-C25 D 3.068%, 10/15/48	100,000	78,929
Series 2015-C26 XA 1.262%, 10/15/48 IO (l)	232,488	15,549
Series 2015-C27 ASB 3.557%, 12/15/47	500,000	521,775
Series 2016-C29 XB 1.117%, 5/15/49 IO (l)	1,020,000	75,187
Series 2016-C31 ASB 2.952%, 11/15/49	1,000,000	1,014,723
Series 2016-C31 C 4.465%, 11/15/49 (l)	215,000	213,882
Series 2016-C31 XA 1.608%, 11/15/49 IO (l)	994,791	95,341
Series 2016-C32 A4 3.720%, 12/15/49	166,000	173,823
Series 2017-C33 C 4.558%, 5/15/50 (l)	40,000	40,864
Morgan Stanley Capital I Trust,
Series 2007-IQ16 A4 5.809%, 12/12/49	38,768	38,873
Series 2014-CPT B 3.560%, 7/13/29 (l)§	500,000	516,074
Series 2014-CPT E 3.560%, 7/13/29 (l)§	100,000	100,310
Series 2015-XLF1 D 4.139%, 8/14/31 (l)§	300,000	293,542
Series 2017-H1 A5 3.530%, 6/15/50	140,000	144,150
Series 2017-H1 C 4.281%, 6/15/50 (l)	100,000	100,819

Series 2017-H1 D 2.572%, 6/15/50§	$210,000	$166,682
Series 2017-H1 XD 2.204%, 6/15/50 IO (l)§	300,000	45,302
Series 2017-PRME A 2.059%, 2/15/34 (l)§	92,000	91,931
Series 2017-PRME B 2.509%, 2/15/34 (l)§	50,000	49,714
Series 2017-PRME C 2.809%, 2/15/34 (l)§	24,000	23,747
Series 2017-PRME D 4.559%, 2/15/34 (l)§	129,000	128,053
Olympic Tower Mortgage Trust,
Series 2017-OT D 4.076%, 5/10/39 (l)§	150,000	150,105
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	34,394
One Market Plaza Trust,
Series 2017-1MKT XCP 0.218%, 2/10/32 IO (l)§	1,000,000	6,286
Series 2017-1MKT XNCP 0.000%, 2/10/32 IO (b)(l)§	200,000	—
RBSCF Trust,
Series 2010-RR4 CMLA 6.335%, 12/16/49 (l)§	82,388	82,388
Rosslyn Portfolio Trust,
Series 2017-ROSS A 2.109%, 6/15/33 (b)(l)§	108,000	108,010
Series 2017-ROSS B 2.409%, 6/15/33 (l)§	108,000	108,008
TRU Trust,
Series 2016-TOYS A 3.377%, 11/15/30 (l)§	196,197	196,744
UBS Commercial Mortgage Trust,
Series 2017-C1 XA 1.617%, 6/15/50 IO (l)	1,000,000	116,555
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX 5.703%, 6/15/49§	118,954	118,941
Series 2007-C33 AJ 6.174%, 2/15/51 (l)	206,000	207,385
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A 2.509%, 6/15/29 (l)§	100,000	100,311
Series 2016-BOCA B 3.209%, 6/15/29 (l)§	184,000	184,920
Series 2016-BOCA C 3.659%, 6/15/29 (l)§	155,000	155,967
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D 3.586%, 2/15/48§	300,000	224,707
Series 2015-C27 C 3.894%, 2/15/48	300,000	278,609
Series 2015-C27 XA 1.123%, 2/15/48 IO (l)	4,220,333	232,529
Series 2015-NXS1 XA 1.322%, 5/15/48 IO (l)	2,700,444	167,399
Series 2015-NXS2 A5 3.767%, 7/15/58 (l)	170,000	178,128
Series 2015-NXS2 XA 0.926%, 7/15/58 IO (l)	4,631,525	191,620

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2015-NXS4 D 3.755%, 12/15/48 (l)	$30,000	$26,682
Series 2016-BNK1 XD 1.410%, 8/15/49 IO (l)§	1,000,000	94,553
Series 2016-C33 C 3.896%, 3/15/59	129,000	125,677
Series 2016-C33 XA 1.971%, 3/15/59 IO (l)	1,724,334	187,344
Series 2016-C34 C 5.197%, 6/15/49 (l)	202,000	209,981
Series 2017-C38 A5 3.453%, 7/15/50	20,000	20,461
Series 2017-C38 XA 1.000%, 7/15/50 IO (l)	2,654,000	215,691
WFRBS Commercial Mortgage Trust,
Series 2014-C21 A5 3.678%, 8/15/47	50,000	52,137
Series 2014-C21 C 4.234%, 8/15/47 (l)	50,000	48,925

Total Commercial Mortgage-Backed Securities		34,168,479

Corporate Bonds (26.2%)
Consumer Discretionary (2.0%)
Auto Components (0.0%)
Delphi Automotive plc
4.250%, 1/15/26	87,000	92,222
4.400%, 10/1/46	61,000	61,152
Delphi Corp.
4.150%, 3/15/24	40,000	41,996
Lear Corp.
5.250%, 1/15/25	25,000	26,351

		221,721

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§	900,000	902,042
2.250%, 3/2/20§	250,000	250,435
General Motors Co.
3.500%, 10/2/18	75,000	76,273
Hyundai Capital America
2.550%, 4/3/20§	441,000	441,487
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	600,000	599,319

		2,269,556

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
3.250%, 9/15/22	45,000	45,701
McDonald’s Corp.
3.500%, 7/15/20	29,000	30,206
2.750%, 12/9/20	20,000	20,332
3.700%, 1/30/26	75,000	77,751
4.700%, 12/9/35	27,000	29,865
4.875%, 12/9/45	24,000	26,597
4.450%, 3/1/47	80,000	83,989
MGM Resorts International
8.625%, 2/1/19	600,000	659,280
Starbucks Corp.
2.450%, 6/15/26	50,000	48,186

Wynn Las Vegas LLC
5.500%, 3/1/25 (x)§	$1,100,000	$1,157,090

		2,178,997

Household Durables (0.1%)
DR Horton, Inc.
3.750%, 3/1/19	15,000	15,343
4.000%, 2/15/20	20,000	20,751
Newell Brands, Inc.
2.875%, 12/1/19	218,000	221,511
3.150%, 4/1/21	100,000	102,224
3.900%, 11/1/25	75,000	77,593
NVR, Inc.
3.950%, 9/15/22	27,000	28,274
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	38,520
Whirlpool Corp.
4.000%, 3/1/24	30,000	31,615

		535,831

Internet & Direct Marketing Retail (0.0%)
Amazon.com, Inc.
3.800%, 12/5/24	50,000	53,626
Expedia, Inc.
5.950%, 8/15/20	54,000	59,062
QVC, Inc.
4.375%, 3/15/23	36,000	36,425

		149,113

Media (1.2%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	43,917
3.000%, 9/15/22	36,000	36,502
4.750%, 9/15/44	35,000	37,231
4.950%, 10/15/45	11,000	11,919
Altice Financing SA
6.625%, 2/15/23§	800,000	848,720
Altice Finco SA
7.625%, 2/15/25§	200,000	213,000
Altice Luxembourg SA
7.625%, 2/15/25 (x)§	300,000	329,250
CBS Corp.
2.300%, 8/15/19	123,000	123,536
3.700%, 8/15/24	62,000	63,295
4.000%, 1/15/26	900,000	927,319
Charter Communications Operating LLC
3.579%, 7/23/20	75,000	77,535
4.464%, 7/23/22	302,000	321,751
4.908%, 7/23/25	1,141,000	1,232,735
3.750%, 2/15/28 (b)§	430,000	424,109
6.384%, 10/23/35	97,000	115,188
6.484%, 10/23/45	409,000	492,722
5.375%, 5/1/47 (b)§	320,000	339,104
Comcast Corp.
3.125%, 7/15/22	45,000	46,506
2.750%, 3/1/23	100,000	101,079
3.375%, 8/15/25	133,000	136,669
3.150%, 3/1/26	125,000	126,219
4.250%, 1/15/33	30,000	32,090
4.400%, 8/15/35	140,000	151,729
3.200%, 7/15/36	164,000	153,130
4.750%, 3/1/44	166,000	183,162

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

4.600%, 8/15/45	$45,000	$48,829
3.400%, 7/15/46	38,000	34,442
Discovery Communications LLC
3.800%, 3/13/24	128,000	128,956
Interpublic Group of Cos., Inc. (The)
3.750%, 2/15/23	9,000	9,346
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	58,774
4.375%, 4/1/21	54,000	58,205
4.450%, 1/15/43	116,000	122,999
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	38,242
RELX Capital, Inc.
3.125%, 10/15/22	75,000	75,324
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	50,000	51,552
Time Warner Cable LLC
6.750%, 7/1/18	500,000	521,251
5.000%, 2/1/20	114,000	121,481
4.125%, 2/15/21	160,000	163,600
4.000%, 9/1/21	67,000	70,127
5.500%, 9/1/41	61,000	65,648
4.500%, 9/15/42	7,000	6,684
Time Warner, Inc.
2.100%, 6/1/19	253,000	253,329
4.875%, 3/15/20	45,000	48,028
3.600%, 7/15/25	153,000	153,440
3.800%, 2/15/27	100,000	100,524
4.850%, 7/15/45	86,000	88,481
Viacom, Inc.
5.625%, 9/15/19	45,000	48,043
2.750%, 12/15/19	31,000	31,339
4.500%, 3/1/21	79,000	83,950
4.250%, 9/1/23 (x)	62,000	64,355
Walt Disney Co. (The)
2.750%, 8/16/21	27,000	27,596
2.350%, 12/1/22	45,000	45,140
3.150%, 9/17/25	75,000	76,169
WPP Finance 2010
3.625%, 9/7/22	27,000	28,010

		9,192,281

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	79,044
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23 (x)	50,000	49,009
Nordstrom, Inc.
4.750%, 5/1/20	36,000	37,658
Target Corp.
2.300%, 6/26/19	100,000	101,181
2.900%, 1/15/22	27,000	27,629

		294,521

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,231
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	48,478
2.625%, 6/1/22	100,000	101,527
2.125%, 9/15/26	65,000	60,570

Lowe’s Cos., Inc.
4.625%, 4/15/20	$54,000	$57,260
2.500%, 4/15/26	100,000	96,186

		411,252

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	103,234
NIKE, Inc.
2.250%, 5/1/23	36,000	35,445

		138,679

Total Consumer Discretionary		15,391,951

Consumer Staples (0.9%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	250,000	250,568
2.650%, 2/1/21	283,000	286,575
3.300%, 2/1/23	140,000	143,943
3.700%, 2/1/24	62,000	64,784
3.650%, 2/1/26	200,000	205,755
4.700%, 2/1/36	55,000	60,637
4.900%, 2/1/46	560,000	632,142
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	45,000	48,934
5.375%, 1/15/20	45,000	48,721
3.750%, 1/15/22	200,000	211,034
2.500%, 7/15/22	91,000	90,651
3.750%, 7/15/42	36,000	34,597
Coca-Cola Co. (The)
3.150%, 11/15/20	45,000	46,769
2.200%, 5/25/22 (x)	35,000	34,979
3.200%, 11/1/23	62,000	64,099
2.900%, 5/25/27	50,000	49,554
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	100,000	105,981
Constellation Brands, Inc.
3.875%, 11/15/19	5,000	5,187
3.750%, 5/1/21	10,000	10,414
6.000%, 5/1/22	10,000	11,374
4.250%, 5/1/23	25,000	26,553
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	95,999
PepsiCo, Inc.
2.250%, 1/7/19	100,000	101,023
1.700%, 10/6/21	125,000	122,638
2.750%, 3/1/23	62,000	62,368
2.750%, 4/30/25	75,000	74,335

		2,889,614

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	44,883
2.300%, 5/18/22	50,000	49,866
CVS Health Corp.
2.800%, 7/20/20	80,000	81,468
2.125%, 6/1/21	150,000	148,293
4.000%, 12/5/23	50,000	52,813
3.375%, 8/12/24	75,000	76,234
3.875%, 7/20/25	80,000	83,150

See Notes to Financial Statements.

1250

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Kroger Co. (The)
2.300%, 1/15/19	$50,000	$50,133
2.650%, 10/15/26 (x)	50,000	45,961
Sysco Corp.
2.600%, 10/1/20	50,000	50,604
3.250%, 7/15/27	50,000	49,058
Walgreen Co.
3.100%, 9/15/22	36,000	36,756
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	51,916
3.450%, 6/1/26	75,000	74,822
4.800%, 11/18/44	240,000	255,679
4.650%, 6/1/46	6,000	6,286
Wal-Mart Stores, Inc.
3.250%, 10/25/20	36,000	37,476
2.550%, 4/11/23	54,000	54,366
3.300%, 4/22/24	37,000	38,472
Whole Foods Market, Inc.
5.200%, 12/3/25	100,000	115,694

		1,403,930

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	47,780
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	29,253
General Mills, Inc.
5.650%, 2/15/19	45,000	47,695
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	37,522
Kellogg Co.
4.000%, 12/15/20	29,000	30,560
2.650%, 12/1/23	50,000	48,962
Kraft Heinz Foods Co.
2.000%, 7/2/18	75,000	75,185
3.500%, 6/6/22	91,000	94,076
3.950%, 7/15/25	100,000	102,655
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	38,371
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	99,057
Unilever Capital Corp.
2.200%, 3/6/19	100,000	100,742
WhiteWave Foods Co. (The)
5.375%, 10/1/22	10,000	11,288

		763,146

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,818
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	63,946
Procter & Gamble Co. (The)
1.900%, 11/1/19	50,000	50,288
1.700%, 11/3/21	125,000	124,111

		264,163

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	44,107
4.750%, 5/5/21	45,000	49,050
2.850%, 8/9/22	45,000	45,706

Imperial Brands Finance plc
2.050%, 7/20/18§	$600,000	$600,161
Philip Morris International, Inc.
2.625%, 2/18/22	15,000	15,089
2.625%, 3/6/23	36,000	35,831
3.250%, 11/10/24	150,000	152,646
Reynolds American, Inc.
2.300%, 6/12/18	59,000	59,261
6.875%, 5/1/20	45,000	50,507
3.250%, 6/12/20	25,000	25,745
4.450%, 6/12/25	100,000	107,327

		1,185,430

Total Consumer Staples		6,506,283

Energy (1.6%)
Energy Equipment & Services (0.1%)
Halliburton Co.
3.500%, 8/1/23	50,000	51,331
3.800%, 11/15/25	210,000	215,296
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	57,881
5.500%, 1/15/23 (x)§	49,000	46,428
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21 (h)§	286,000	154,440
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	135,377

		660,753

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	59,546
5.550%, 3/15/26 (x)	50,000	55,745
7.950%, 6/15/39	48,000	63,278
4.500%, 7/15/44	50,000	46,907
Apache Corp.
3.250%, 4/15/22	26,000	26,307
4.250%, 1/15/44	67,000	62,920
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	38,300
BP Capital Markets plc
1.676%, 5/3/19	20,000	19,907
2.237%, 5/10/19	50,000	50,323
4.500%, 10/1/20	91,000	97,528
3.245%, 5/6/22	54,000	55,516
2.500%, 11/6/22	27,000	26,716
3.814%, 2/10/24	100,000	104,832
3.224%, 4/14/24	210,000	212,586
3.588%, 4/14/27	100,000	101,607
Buckeye Partners LP
4.875%, 2/1/21	36,000	38,164
Canadian Natural Resources Ltd.
2.950%, 1/15/23	215,000	213,414
3.850%, 6/1/27	215,000	213,103
Cenovus Energy, Inc.
5.700%, 10/15/19	20,000	21,100
3.000%, 8/15/22	15,000	14,396
4.250%, 4/15/27 (x)§	220,000	210,117
Chevron Corp.
1.790%, 11/16/18	100,000	100,252
4.950%, 3/3/19	45,000	47,398

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.100%, 5/16/21	$50,000	$49,790
2.355%, 12/5/22	27,000	26,733
3.191%, 6/24/23	75,000	77,087
2.954%, 5/16/26	50,000	49,671
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	126,505
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	199,500
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	102,606
ConocoPhillips
5.750%, 2/1/19	11,000	11,645
ConocoPhillips Co.
4.200%, 3/15/21	50,000	53,063
3.350%, 11/15/24	50,000	50,845
Devon Energy Corp.
4.000%, 7/15/21	36,000	37,066
3.250%, 5/15/22 (x)	96,000	95,580
5.850%, 12/15/25	134,000	153,108
5.600%, 7/15/41	104,000	110,250
Ecopetrol SA
5.875%, 9/18/23	75,000	81,900
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	24,777
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	50,263
Enbridge, Inc.
2.900%, 7/15/22	110,000	109,780
3.700%, 7/15/27	140,000	139,554
Encana Corp.
3.900%, 11/15/21	50,000	50,875
Energy Transfer LP
9.000%, 4/15/19	54,000	60,299
5.200%, 2/1/22	354,000	381,064
4.050%, 3/15/25	100,000	100,260
Enterprise Products Operating LLC
2.850%, 4/15/21	30,000	30,342
3.350%, 3/15/23	64,000	65,873
3.700%, 2/15/26	100,000	101,692
5.100%, 2/15/45	23,000	25,151
4.900%, 5/15/46	277,000	296,763
EOG Resources, Inc.
2.450%, 4/1/20	228,000	228,973
4.100%, 2/1/21	45,000	47,264
4.150%, 1/15/26	58,000	61,056
EQT Corp.
8.125%, 6/1/19	36,000	39,639
Exxon Mobil Corp.
1.708%, 3/1/19	50,000	50,132
1.819%, 3/15/19	225,000	226,120
2.222%, 3/1/21	20,000	20,150
2.397%, 3/6/22	100,000	100,745
3.043%, 3/1/26	50,000	50,349
4.114%, 3/1/46	81,000	85,550
Hess Corp.
4.300%, 4/1/27	227,000	222,120
Husky Energy, Inc.
4.000%, 4/15/24	100,000	101,331
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	45,000	49,839
5.000%, 10/1/21	45,000	48,401

3.950%, 9/1/22	$45,000	$46,568
4.250%, 9/1/24	75,000	77,675
Kinder Morgan, Inc.
3.050%, 12/1/19	96,000	97,525
4.300%, 6/1/25	300,000	312,204
5.050%, 2/15/46	233,000	232,574
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	29,258
Marathon Oil Corp.
2.800%, 11/1/22 (x)	36,000	34,726
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	29,145
MPLX LP
4.000%, 2/15/25	100,000	100,660
Nexen Energy ULC
6.400%, 5/15/37	76,000	96,990
Noble Energy, Inc.
4.150%, 12/15/21	45,000	47,414
5.050%, 11/15/44	50,000	51,443
Occidental Petroleum Corp.
3.400%, 4/15/26	100,000	100,696
Series 1 4.100%, 2/1/21	54,000	57,230
ONEOK Partners LP
3.375%, 10/1/22	36,000	36,343
Petrobras Global Finance BV
6.125%, 1/17/22	600,000	618,777
Petro-Canada
6.800%, 5/15/38	50,000	65,388
Petroleos Mexicanos
8.000%, 5/3/19	91,000	99,531
6.000%, 3/5/20 (x)	113,000	121,334
3.500%, 7/23/20	75,000	75,788
6.375%, 2/4/21	50,000	54,140
3.500%, 1/30/23	41,000	39,299
6.875%, 8/4/26	50,000	55,495
6.500%, 3/13/27§	140,000	150,219
Phillips 66
4.300%, 4/1/22	73,000	78,810
Phillips 66 Partners LP
3.550%, 10/1/26	25,000	24,272
Pioneer Natural Resources Co.
3.950%, 7/15/22	36,000	37,685
4.450%, 1/15/26 (x)	30,000	31,854
Plains All American Pipeline LP
2.600%, 12/15/19	25,000	25,035
5.000%, 2/1/21	36,000	38,580
4.500%, 12/15/26	50,000	50,871
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	75,000	81,692
5.625%, 4/15/23	100,000	110,924
5.750%, 5/15/24	950,000	1,058,588
5.625%, 3/1/25	50,000	55,073
4.200%, 3/15/28§	83,000	83,893
Sasol Financing International Ltd.
4.500%, 11/14/22	50,000	51,125
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	53,967
Statoil ASA
1.950%, 11/8/18	50,000	50,118
5.250%, 4/15/19	45,000	47,639
2.900%, 11/8/20	60,000	61,211

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Suncor Energy, Inc.
3.600%, 12/1/24		$50,000	$51,130
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	105,377
3.900%, 7/15/26		22,000	21,592
Total Capital International SA
2.875%, 2/17/22		45,000	45,795
3.750%, 4/10/24		75,000	78,829
Total Capital SA
2.125%, 8/10/18		50,000	50,283
4.125%, 1/28/21		36,000	38,244
TransCanada PipeLines Ltd.
7.125%, 1/15/19		73,000	78,527
2.500%, 8/1/22		32,000	31,869
Valero Energy Corp.
6.125%, 2/1/20		66,000	72,613
Western Gas Partners LP
4.650%, 7/1/26		25,000	26,135
Williams Partners LP
4.875%, 5/15/23		100,000	103,828
4.500%, 11/15/23		50,000	53,646
4.300%, 3/4/24		50,000	52,209

			11,255,509

Total Energy			11,916,262

Financials (14.0%)
Banks (7.3%)
Australia & New Zealand Banking Group Ltd.
2.000%, 11/16/18		250,000	250,596
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)†	EUR	900,000	308,381
Bank of America Corp.
5.750%, 12/1/17		$100,000	101,696
7.625%, 6/1/19		1,670,000	1,842,969
5.625%, 7/1/20		180,000	197,410
2.625%, 4/19/21		50,000	50,132
5.000%, 5/13/21		92,000	100,444
3.300%, 1/11/23		265,000	270,378
2.153%, 4/24/23 (l)		400,000	400,959
2.881%, 4/24/23 (l)		150,000	150,149
4.125%, 1/22/24		62,000	65,372
4.000%, 4/1/24		50,000	52,345
4.000%, 1/22/25		75,000	76,163
3.875%, 8/1/25		527,000	544,549
3.500%, 4/19/26		330,000	331,539
3.248%, 10/21/27		95,000	91,765
3.705%, 4/24/28 (l)		125,000	125,956
4.875%, 4/1/44		10,000	11,299
4.443%, 1/20/48 (l)		220,000	232,367
Series L 2.600%, 1/15/19		175,000	176,692
2.250%, 4/21/20		383,000	383,415
3.950%, 4/21/25		100,000	101,245
Bank of Montreal
1.350%, 8/28/18		50,000	49,824
2.100%, 12/12/19		65,000	65,079
2.550%, 11/6/22		27,000	26,916
Bank of Nova Scotia (The)
2.050%, 6/5/19		125,000	125,160

1.875%, 4/26/21		$600,000	$594,074
4.500%, 12/16/25		100,000	105,026
Barclays Bank plc
5.140%, 10/14/20		182,000	194,950
7.625%, 11/21/22		900,000	1,030,500
Barclays plc
3.295%, 8/10/21 (l)		900,000	941,261
2.780%, 1/10/23 (l)		600,000	610,718
3.684%, 1/10/23		200,000	204,906
3.250%, 2/12/27 (m)	GBP	500,000	661,583
4.836%, 5/9/28		$200,000	204,836
4.950%, 1/10/47		200,000	214,129
BB&T Corp.
5.250%, 11/1/19		54,000	58,052
2.450%, 1/15/20		109,000	110,166
2.750%, 4/1/22		950,000	963,122
BNP Paribas
3.250%, 3/3/23		45,000	46,396
BNP Paribas SA
2.700%, 8/20/18		100,000	101,189
5.000%, 1/15/21		91,000	99,214
2.950%, 5/23/22§		310,000	313,352
3.800%, 1/10/24§		200,000	208,153
Canadian Imperial Bank of Commerce
1.600%, 9/6/19		50,000	49,599
Capital One NA
2.329%, 8/17/18 (l)		1,000,000	1,008,199
2.950%, 7/23/21		250,000	251,917
CIT Group, Inc.
5.500%, 2/15/19§		67,000	70,350
5.375%, 5/15/20		600,000	645,000
Citibank NA
2.000%, 3/20/19		250,000	250,962
Citigroup, Inc.
1.800%, 2/5/18		158,000	158,046
1.700%, 4/27/18		600,000	599,444
2.500%, 9/26/18		294,000	296,118
2.550%, 4/8/19		402,000	405,691
2.500%, 7/29/19		371,000	374,117
2.450%, 1/10/20		100,000	100,632
2.650%, 10/26/20		825,000	832,165
2.700%, 3/30/21		300,000	302,326
2.900%, 12/8/21		1,130,000	1,141,110
2.750%, 4/25/22		600,000	599,625
3.375%, 3/1/23		50,000	51,109
3.500%, 5/15/23		105,000	106,546
3.875%, 10/25/23		75,000	78,411
3.750%, 6/16/24		75,000	77,475
4.000%, 8/5/24		50,000	51,510
3.875%, 3/26/25		112,000	112,749
4.400%, 6/10/25		100,000	103,996
3.400%, 5/1/26		100,000	98,795
4.125%, 7/25/28		335,000	339,351
4.750%, 5/18/46		230,000	241,645
Citizens Bank NA
2.250%, 3/2/20		295,000	295,438
2.650%, 5/26/22		300,000	299,403
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,705
Comerica, Inc.
2.125%, 5/23/19		50,000	49,973

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Commonwealth Bank of Australia
1.750%, 11/2/18		$500,000	$499,647
Cooperatieve Rabobank UA
2.250%, 1/14/19		250,000	251,560
3.875%, 2/8/22		91,000	96,702
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	251,904
3.800%, 9/15/22		500,000	518,747
3.750%, 3/26/25		1,000,000	1,006,512
4.550%, 4/17/26		250,000	264,939
Fifth Third Bancorp
2.875%, 7/27/20		100,000	101,923
Fifth Third Bank
2.250%, 6/14/21		300,000	298,804
HSBC Bank USA NA
4.875%, 8/24/20		182,000	195,095
HSBC Holdings plc
2.650%, 1/5/22		566,000	563,672
4.000%, 3/30/22		91,000	95,863
3.262%, 3/13/23 (l)		200,000	203,956
4.300%, 3/8/26		200,000	212,513
6.000%, 5/22/27 (l)(y)		210,000	215,513
4.041%, 3/13/28 (l)		200,000	207,310
Huntington Bancshares, Inc.
7.000%, 12/15/20		9,000	10,307
3.150%, 3/14/21		100,000	102,149
ING Groep NV
3.950%, 3/29/27		200,000	208,139
Intesa Sanpaolo SpA
5.017%, 6/26/24§		409,000	415,012
JPMorgan Chase & Co.
6.300%, 4/23/19		91,000	97,928
2.200%, 10/22/19		103,000	103,352
2.250%, 1/23/20		900,000	902,361
2.750%, 6/23/20		601,000	610,354
4.400%, 7/22/20		82,000	87,304
4.625%, 5/10/21		91,000	98,209
3.250%, 9/23/22		64,000	65,618
2.972%, 1/15/23		810,000	817,990
3.200%, 1/25/23		54,000	55,123
2.700%, 5/18/23		50,000	49,593
3.875%, 2/1/24		100,000	104,766
3.875%, 9/10/24		299,000	308,396
3.220%, 3/1/25 (l)		55,000	55,154
3.900%, 7/15/25		274,000	286,549
2.950%, 10/1/26		100,000	96,529
4.125%, 12/15/26		125,000	129,277
4.250%, 10/1/27		85,000	88,587
3.782%, 2/1/28 (l)		555,000	568,332
3.540%, 5/1/28 (l)		75,000	75,276
KeyBank NA
2.500%, 12/15/19		250,000	253,038
Korea Development Bank (The)
4.625%, 11/16/21		50,000	54,040
Kreditanstalt fuer Wiederaufbau
4.500%, 7/16/18		91,000	93,827
1.125%, 8/6/18		100,000	99,644
1.000%, 9/7/18		100,000	99,472
1.125%, 11/16/18		100,000	99,504
1.500%, 2/6/19		125,000	125,282
4.875%, 6/17/19		91,000	96,731
4.000%, 1/27/20		91,000	96,180

1.750%, 3/31/20		$225,000	$225,401
1.875%, 6/30/20		125,000	125,253
2.750%, 9/8/20		57,000	58,778
2.750%, 10/1/20		100,000	102,837
1.500%, 6/15/21		100,000	98,163
2.000%, 11/30/21		150,000	150,792
2.625%, 1/25/22		91,000	93,463
2.125%, 6/15/22		100,000	100,623
2.125%, 1/17/23		118,000	117,599
2.500%, 11/20/24		125,000	126,650
Landwirtschaftliche Rentenbank
1.375%, 10/23/19		21,000	20,852
2.000%, 1/13/25		75,000	72,792
1.750%, 7/27/26		75,000	70,230
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	209,081
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	203,204
2.998%, 2/22/22 (x)		247,000	250,620
Mizuho Financial Group, Inc.
2.953%, 2/28/22		730,000	736,014
3.663%, 2/28/27		200,000	206,755
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	46,334
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	244,464
Nordea Hypotek AB
2.250%, 6/19/19	SEK	27,300,000	3,392,252
Nordea Kredit Realkreditaktieselskab
1.000%, 4/1/18	DKK	8,000,000	1,242,508
Novo Banco SA
5.000%, 5/23/19 (m)(x)	EUR	600,000	555,085
Oesterreichische Kontrollbank AG
1.625%, 3/12/19		$50,000	49,956
1.500%, 10/21/20		75,000	73,928
PNC Bank NA
1.450%, 7/29/19		250,000	247,738
2.625%, 2/17/22 (x)		125,000	126,180
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		36,000	38,401
3.900%, 4/29/24		75,000	78,619
Regions Financial Corp.
3.200%, 2/8/21		50,000	51,077
Royal Bank of Canada
2.125%, 3/2/20		100,000	100,136
2.350%, 10/30/20		100,000	100,336
4.650%, 1/27/26		75,000	80,478
Royal Bank of Scotland Group plc
2.652%, 5/15/23 (l)		745,000	748,650
3.498%, 5/15/23 (l)		270,000	272,106
3.875%, 9/12/23		627,000	639,227
Royal Bank of Scotland plc (The)
6.934%, 4/9/18	EUR	400,000	480,068
Santander Holdings USA, Inc.
2.642%, 11/24/17 (l)		$200,000	200,813
2.700%, 5/24/19		400,000	402,819
4.500%, 7/17/25		50,000	51,431
Santander UK Group Holdings plc
2.875%, 8/5/21		846,000	850,140
Santander UK plc
2.000%, 8/24/18		33,000	33,044
4.000%, 3/13/24		50,000	52,754

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Sumitomo Mitsui Banking Corp.
1.950%, 7/23/18	$250,000	$250,730
1.828%, 10/19/18 (l)	1,000,000	1,002,371
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	100,000	101,714
3.784%, 3/9/26	100,000	104,172
Sumitomo Mitsui Trust Bank Ltd.
2.050%, 3/6/19§	1,000,000	999,605
Svenska Handelsbanken AB
1.500%, 9/6/19	250,000	247,412
Toronto-Dominion Bank (The)
1.450%, 9/6/18	50,000	49,893
1.450%, 8/13/19	50,000	49,552
2.250%, 11/5/19	50,000	50,336
2.500%, 12/14/20	100,000	100,893
2.500%, 1/18/22 (x)§	700,000	705,860
UBS Group Funding Jersey Ltd.
2.650%, 2/1/22§	400,000	397,956
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (x)§	200,000	209,878
4.253%, 3/23/28§	200,000	209,561
US Bancorp
1.950%, 11/15/18	50,000	50,277
2.950%, 7/15/22	209,000	212,505
3.700%, 1/30/24	75,000	79,033
Series V 2.375%, 7/22/26	150,000	141,611
Series X 3.150%, 4/27/27	90,000	90,067
Wells Fargo & Co.
2.600%, 7/22/20	67,000	67,825
2.550%, 12/7/20	962,000	973,340
4.600%, 4/1/21	75,000	80,737
2.100%, 7/26/21	600,000	592,978
3.500%, 3/8/22	36,000	37,388
3.000%, 2/19/25	100,000	98,417
3.550%, 9/29/25	100,000	101,815
3.000%, 4/22/26	50,000	48,793
3.000%, 10/23/26	100,000	97,255
3.584%, 5/22/28 (l)	440,000	445,921
3.900%, 5/1/45	99,000	98,725
4.900%, 11/17/45	43,000	46,908
4.750%, 12/7/46	209,000	222,635
Series M 3.450%, 2/13/23	54,000	55,158
Wells Fargo Bank NA
2.150%, 12/6/19	125,000	125,538
Westpac Banking Corp.
1.650%, 5/13/19	50,000	49,736
4.875%, 11/19/19	54,000	57,478
2.100%, 5/13/21	50,000	49,482
2.800%, 1/11/22 (x)	100,000	101,225
2.500%, 6/28/22	50,000	49,775
2.700%, 8/19/26	75,000	71,801

		54,808,524

Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	52,439
Ameriprise Financial, Inc.
5.300%, 3/15/20	36,000	39,085

Ares Capital Corp.
3.625%, 1/19/22	$50,000	$50,592
Bank of New York Mellon Corp. (The)
5.450%, 5/15/19	36,000	38,400
2.049%, 8/17/20 (l)	400,000	406,984
2.600%, 8/17/20	450,000	457,026
4.150%, 2/1/21	36,000	38,352
2.050%, 5/3/21	625,000	618,856
3.650%, 2/4/24	50,000	52,447
2.450%, 8/17/26	75,000	71,135
BlackRock, Inc.
5.000%, 12/10/19	36,000	38,722
3.500%, 3/18/24	50,000	52,452
CBOE Holdings, Inc.
1.950%, 6/28/19	30,000	29,999
CME Group, Inc.
3.000%, 3/15/25	75,000	75,572
Credit Suisse AG
2.300%, 5/28/19	250,000	251,581
4.375%, 8/5/20	146,000	155,147
Credit Suisse Group AG
4.282%, 1/9/28§	250,000	258,368
Deutsche Bank AG
6.000%, 9/1/17	200,000	201,197
3.095%, 5/10/19 (l)	300,000	305,251
3.125%, 1/13/21	50,000	50,191
4.250%, 10/14/21	725,000	760,439
4.100%, 1/13/26	50,000	50,747
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19	394,000	397,845
7.500%, 2/15/19	471,000	511,419
2.300%, 12/13/19	40,000	40,095
5.375%, 3/15/20	127,000	137,600
2.313%, 4/23/20 (l)	500,000	507,500
2.600%, 4/23/20	126,000	127,117
2.446%, 9/15/20 (l)	500,000	507,817
2.750%, 9/15/20	59,000	59,714
2.600%, 12/27/20	100,000	100,437
5.250%, 7/27/21	132,000	145,100
2.350%, 11/15/21	295,000	291,362
5.750%, 1/24/22	75,000	84,506
2.908%, 6/5/23 (l)	100,000	99,889
4.000%, 3/3/24	92,000	96,439
3.500%, 1/23/25	167,000	168,934
3.750%, 5/22/25	316,000	323,350
3.500%, 11/16/26	65,000	64,659
3.691%, 6/5/28 (l)	65,000	65,097
ING Bank NV
2.050%, 8/17/18§	1,000,000	1,002,450
Intercontinental Exchange, Inc.
2.750%, 12/1/20	100,000	101,947
3.750%, 12/1/25	30,000	31,458
Jefferies Group LLC
8.500%, 7/15/19	54,000	60,532
5.125%, 1/20/23	18,000	19,525
6.500%, 1/20/43	17,000	19,389
Lazard Group LLC
4.250%, 11/14/20	62,000	65,182
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)*	5,000,000	312,500
0.000%, 12/30/16 (h)*	10,200,000	592,875
6.750%, 12/28/17 (h)*†	470,000	—

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Moody’s Corp.
2.750%, 12/15/21	$149,000	$149,613
3.250%, 1/15/28 (b)§	175,000	172,118
Morgan Stanley
2.125%, 4/25/18	1,000,000	1,003,363
7.300%, 5/13/19	218,000	238,421
2.375%, 7/23/19	75,000	75,535
2.650%, 1/27/20	150,000	151,427
2.800%, 6/16/20	219,000	222,227
2.500%, 4/21/21	45,000	44,852
5.500%, 7/28/21	27,000	29,951
2.625%, 11/17/21	755,000	753,030
2.336%, 1/20/22 (l)	600,000	605,739
2.750%, 5/19/22	940,000	940,039
3.750%, 2/25/23	172,000	178,683
4.100%, 5/22/23	27,000	28,125
3.700%, 10/23/24	250,000	256,219
4.000%, 7/23/25	80,000	83,534
3.875%, 1/27/26	65,000	67,006
3.125%, 7/27/26	625,000	608,237
Series 3NC2 1.982%, 2/14/20 (l)	200,000	200,820
Series F 3.875%, 4/29/24	75,000	77,969
Nomura Holdings, Inc.
6.700%, 3/4/20	37,000	41,037
Northern Trust Corp.
3.450%, 11/4/20	36,000	37,546
3.375%, 5/8/32 (l)	105,000	104,929
S&P Global, Inc.
2.500%, 8/15/18	100,000	100,670
State Street Corp.
2.650%, 5/19/26	70,000	67,714
TD Ameritrade Holding Corp.
3.300%, 4/1/27	30,000	29,781
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	28,414
3.350%, 5/15/26	30,000	29,970
UBS AG
1.539%, 12/7/18 (b)(l)§	400,000	399,910
1.799%, 6/8/20 (b)(l)§	600,000	600,822
4.875%, 8/4/20	170,000	183,331
7.625%, 8/17/22	400,000	469,000
4.750%, 5/22/23 (l)(m)	400,000	408,000

		18,377,752

Consumer Finance (1.9%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	150,000	153,778
4.625%, 10/30/20	230,000	243,622
3.500%, 5/26/22	340,000	348,265
Ally Financial, Inc.
3.250%, 9/29/17	700,000	702,625
8.000%, 3/15/20	804,000	913,505
American Express Co.
7.000%, 3/19/18	2,048,000	2,124,762
8.125%, 5/20/19	45,000	49,976
American Express Credit Corp.
2.125%, 3/18/19	50,000	50,222
1.875%, 5/3/19	60,000	60,010
2.250%, 8/15/19	198,000	199,438
1.700%, 10/30/19	115,000	114,373
3.300%, 5/3/27	95,000	95,009

American Honda Finance Corp.
2.125%, 10/10/18	$75,000	$75,491
2.450%, 9/24/20	50,000	50,480
Capital One Financial Corp.
2.450%, 4/24/19	75,000	75,433
3.750%, 3/9/27	190,000	189,479
Caterpillar Financial Services Corp.
7.150%, 2/15/19	36,000	38,952
1.350%, 5/18/19	150,000	148,649
1.700%, 8/9/21	50,000	48,690
Discover Financial Services
5.200%, 4/27/22	27,000	29,430
3.950%, 11/6/24	75,000	76,325
4.100%, 2/9/27	92,000	92,258
Ford Motor Credit Co. LLC
2.375%, 1/16/18	2,609,000	2,617,926
2.681%, 1/9/20	200,000	201,360
5.875%, 8/2/21	182,000	202,168
4.250%, 9/20/22	200,000	210,128
3.810%, 1/9/24	428,000	433,878
4.389%, 1/8/26	200,000	206,704
General Motors Financial Co., Inc.
3.100%, 1/15/19	36,000	36,501
2.350%, 10/4/19	100,000	99,882
3.200%, 7/13/20	600,000	611,579
3.700%, 11/24/20	97,000	100,101
4.200%, 3/1/21	50,000	52,380
3.200%, 7/6/21	415,000	419,168
3.450%, 1/14/22	100,000	101,639
3.450%, 4/10/22	75,000	76,117
3.150%, 6/30/22	700,000	701,084
4.000%, 1/15/25	223,000	224,063
5.250%, 3/1/26	50,000	54,081
HSBC Finance Corp.
6.676%, 1/15/21	100,000	112,796
John Deere Capital Corp.
1.950%, 1/8/19	100,000	100,380
3.150%, 10/15/21	54,000	55,831
2.650%, 6/24/24	25,000	24,838
LeasePlan Corp. NV
2.875%, 1/22/19§	500,000	500,352
Navient Corp.
8.450%, 6/15/18	300,000	315,900
Synchrony Financial
2.600%, 1/15/19	76,000	76,423
3.000%, 8/15/19	37,000	37,526
2.700%, 2/3/20	48,000	48,298
4.250%, 8/15/24	37,000	37,872
4.500%, 7/23/25	94,000	96,683
3.700%, 8/4/26	50,000	47,968
Toyota Motor Credit Corp.
1.950%, 4/17/20	50,000	50,061
1.900%, 4/8/21	100,000	98,822
2.750%, 5/17/21	50,000	50,860
3.400%, 9/15/21	54,000	56,280
3.200%, 1/11/27	100,000	101,093

		14,041,514

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	20,000	20,137
3.000%, 2/11/23	75,000	76,906
3.125%, 3/15/26	35,000	35,425

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Block Financial LLC
5.500%, 11/1/22		$36,000	$38,935
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
5.125%, 11/30/22§		147,557	153,636
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200,000	201,537
JPMorgan Chase Bank NA
6.000%, 10/1/17		2,030,000	2,051,623
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000	99,069
Private Export Funding Corp.
Series II 2.050%, 11/15/22		46,000	45,728
Series LL 2.250%, 3/15/20 (x)		75,000	76,057
Rio Oil Finance Trust
9.250%, 7/6/24§		320,805	326,180
Shell International Finance BV
1.375%, 5/10/19		50,000	49,758
1.375%, 9/12/19		50,000	49,482
4.300%, 9/22/19		36,000	37,884
4.375%, 3/25/20		36,000	38,301
2.125%, 5/11/20		75,000	75,321
2.375%, 8/21/22		36,000	35,723
3.400%, 8/12/23		75,000	77,802
2.875%, 5/10/26		50,000	49,281
2.500%, 9/12/26		50,000	47,667
4.125%, 5/11/35		176,000	181,788
3.625%, 8/21/42		51,000	47,389
US Capital Funding II Ltd.
1.920%, 8/1/34 (l)§		700,000	564,969
Voya Financial, Inc.
3.650%, 6/15/26		50,000	50,200
Woodside Finance Ltd.
3.650%, 3/5/25§		5,000	4,981

			4,435,779

Insurance (0.4%)
Aflac, Inc.
3.625%, 11/15/24		125,000	130,109
Allstate Corp. (The)
7.450%, 5/16/19		36,000	39,576
4.200%, 12/15/46		76,000	79,278
American International Group, Inc.
6.400%, 12/15/20		91,000	102,846
4.875%, 6/1/22		36,000	39,530
3.750%, 7/10/25		566,000	575,503
3.875%, 1/15/35		55,000	53,344
4.500%, 7/16/44		108,000	109,734
Aon Corp.
5.000%, 9/30/20		36,000	38,637
Aon plc
4.750%, 5/15/45		89,000	95,547
AXIS Specialty Finance LLC
5.875%, 6/1/20		27,000	29,509
Berkshire Hathaway Finance Corp.
1.700%, 3/15/19		30,000	30,072
4.250%, 1/15/21		54,000	58,036
Brighthouse Financial, Inc.
3.700%, 6/22/27 (b)§		50,000	49,353

Chubb INA Holdings, Inc.
5.900%, 6/15/19		$36,000	$38,735
3.350%, 5/3/26		75,000	76,982
CNA Financial Corp.
5.875%, 8/15/20		54,000	59,400
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	52,037
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		36,000	39,047
Loews Corp.
3.750%, 4/1/26		50,000	51,944
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19		37,000	37,172
4.800%, 7/15/21		36,000	39,342
3.750%, 3/14/26		16,000	16,640
4.350%, 1/30/47		31,000	32,884
MetLife, Inc.
4.750%, 2/8/21		91,000	98,696
Montpelier Re Holdings Ltd.
4.700%, 10/15/22		36,000	38,851
New York Life Global Funding
2.900%, 1/17/24§		400,000	402,762
Principal Financial Group, Inc.
4.300%, 11/15/46		100,000	103,489
Progressive Corp. (The)
3.750%, 8/23/21		46,000	48,467
Protective Life Corp.
7.375%, 10/15/19		36,000	39,961
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	51,839
5.875%, 9/15/42 (l)		27,000	30,071
Travelers Cos., Inc. (The)
4.600%, 8/1/43		73,000	81,214
4.000%, 5/30/47		95,000	96,821
Trinity Acquisition plc
4.400%, 3/15/26		50,000	51,934
Unum Group
5.625%, 9/15/20		36,000	39,323
Willis North America, Inc.
3.600%, 5/15/24		13,000	13,154
XLIT Ltd.
4.450%, 3/31/25		75,000	77,331

			3,049,170

Thrifts & Mortgage Finance (1.4%)
BPCE SA
3.000%, 5/22/22§		250,000	252,014
BRFkredit A/S
Series 321E 1.000%, 4/1/18	DKK	10,800,000	1,676,282
1.000%, 10/1/18		3,300,000	515,398
Nykredit Realkredit A/S
Series 12H 2.000%, 7/1/18		1,800,000	281,650
Series 13H 1.000%, 4/1/18		16,400,000	2,544,860
1.000%, 7/1/18		14,800,000	2,304,030
Realkredit Danmark A/S
Series 10F 1.000%, 4/1/18		12,500,000	1,937,972
Series 10T 2.000%, 4/1/18		2,800,000	437,741

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Sveriges Sakerstallda Obligationer AB
4.000%, 9/18/19	SEK	4,000,000	$517,481

			10,467,428

Total Financials			105,180,167

Health Care (1.8%)
Biotechnology (0.4%)
AbbVie, Inc.
2.500%, 5/14/20		$254,000	256,795
2.900%, 11/6/22		210,000	212,051
3.600%, 5/14/25		175,000	178,778
4.500%, 5/14/35		142,000	149,870
Amgen, Inc.
6.150%, 6/1/18		11,000	11,448
2.125%, 5/1/20		160,000	160,470
3.450%, 10/1/20		54,000	56,200
2.650%, 5/11/22		100,000	100,429
3.625%, 5/15/22		45,000	47,145
3.625%, 5/22/24		50,000	52,186
4.400%, 5/1/45		119,000	122,327
Baxalta, Inc.
2.067%, 6/22/18 (l)		500,000	502,025
4.000%, 6/23/25		125,000	130,315
Biogen, Inc.
2.900%, 9/15/20		100,000	102,157
Celgene Corp.
2.300%, 8/15/18		43,000	43,232
2.250%, 5/15/19		50,000	50,226
3.875%, 8/15/25		100,000	104,608
Gilead Sciences, Inc.
1.850%, 9/4/18		20,000	20,049
2.350%, 2/1/20		76,000	76,580
2.550%, 9/1/20		50,000	50,680
4.500%, 4/1/21		54,000	58,168
1.950%, 3/1/22 (x)		15,000	14,698
2.500%, 9/1/23		72,000	70,993
3.650%, 3/1/26		125,000	128,361
4.600%, 9/1/35		26,000	28,076
4.000%, 9/1/36		270,000	271,148
4.500%, 2/1/45		59,000	62,093
4.150%, 3/1/47		108,000	108,660

			3,169,768

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.350%, 11/22/19		35,000	35,243
4.125%, 5/27/20		36,000	37,875
2.800%, 9/15/20		68,000	69,073
2.900%, 11/30/21		50,000	50,518
3.250%, 4/15/23		27,000	27,312
3.400%, 11/30/23		50,000	51,229
2.950%, 3/15/25		100,000	97,780
3.875%, 9/15/25		22,000	22,616
3.750%, 11/30/26		50,000	51,113
Becton Dickinson and Co.
2.133%, 6/6/19		325,000	325,365
2.675%, 12/15/19		55,000	55,607
2.404%, 6/5/20		20,000	20,046
3.250%, 11/12/20		54,000	55,164
2.894%, 6/6/22		270,000	269,731
3.700%, 6/6/27		50,000	50,205
4.685%, 12/15/44		21,000	21,822

Boston Scientific Corp.
2.650%, 10/1/18		$146,000	$147,268
6.000%, 1/15/20		36,000	39,098
3.375%, 5/15/22		1,000,000	1,027,655
Liberty Property LP (REIT)
4.750%, 10/1/20		36,000	38,170
Medtronic Global Holdings SCA
3.350%, 4/1/27		260,000	264,900
Medtronic, Inc.
4.450%, 3/15/20		54,000	57,488
3.150%, 3/15/22		100,000	103,381
3.500%, 3/15/25		100,000	103,689
4.375%, 3/15/35		12,000	13,073
Stryker Corp.
2.000%, 3/8/19		50,000	50,092
4.375%, 1/15/20		36,000	37,964
3.500%, 3/15/26		50,000	51,348
4.625%, 3/15/46		46,000	51,049
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		27,000	28,599
2.700%, 4/1/20		100,000	100,688

			3,355,161

Health Care Providers & Services (0.3%)
Aetna, Inc.
2.800%, 6/15/23		100,000	99,988
4.500%, 5/15/42		68,000	73,122
4.125%, 11/15/42		33,000	33,505
4.750%, 3/15/44		31,000	34,777
AmerisourceBergen Corp.
4.875%, 11/15/19		27,000	28,664
Anthem, Inc.
1.875%, 1/15/18		360,000	360,378
2.300%, 7/15/18		173,000	173,981
4.350%, 8/15/20		118,000	125,056
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	51,170
3.410%, 6/15/27		75,000	74,872
Cigna Corp.
5.125%, 6/15/20		39,000	42,254
3.250%, 4/15/25		169,000	169,244
Coventry Health Care, Inc.
5.450%, 6/15/21		28,000	30,870
Express Scripts Holding Co.
3.500%, 6/15/24		50,000	50,478
Humana, Inc.
3.850%, 10/1/24		50,000	51,987
Laboratory Corp. of America Holdings
2.625%, 2/1/20		40,000	40,279
4.625%, 11/15/20		45,000	47,439
3.750%, 8/23/22		20,000	20,793
McKesson Corp.
2.700%, 12/15/22		27,000	26,695
2.850%, 3/15/23		36,000	35,680
3.796%, 3/15/24		50,000	52,153
Medco Health Solutions, Inc.
4.125%, 9/15/20		45,000	47,169
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	30,259
UnitedHealth Group, Inc.
1.900%, 7/16/18		30,000	30,085
2.700%, 7/15/20		71,000	72,481

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

2.875%, 3/15/23		$27,000	$27,438
3.750%, 7/15/25		75,000	78,798
3.450%, 1/15/27		50,000	51,196
4.625%, 7/15/35		16,000	17,962
3.950%, 10/15/42		63,000	63,930
4.200%, 1/15/47		26,000	27,353

			2,070,056

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.050%, 9/22/26		60,000	57,847
Life Technologies Corp.		36,000	39,208
6.000%, 3/1/20
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22		50,000	51,484
3.000%, 4/15/23		70,000	70,554
2.950%, 9/19/26		30,000	29,199

			248,292

Pharmaceuticals (0.7%)
Actavis, Inc.
6.125%, 8/15/19		22,000	23,801
3.250%, 10/1/22		536,000	546,559
Allergan Funding SCS
3.000%, 3/12/20		611,000	623,459
3.800%, 3/15/25		590,000	610,899
4.550%, 3/15/35		80,000	85,332
4.750%, 3/15/45		71,000	76,756
Allergan, Inc.
3.375%, 9/15/20		45,000	46,209
AstraZeneca plc
2.375%, 11/16/20		75,000	75,612
3.125%, 6/12/27		75,000	74,796
Eli Lilly & Co.
3.100%, 5/15/27		24,000	24,190
GlaxoSmithKline Capital plc
2.850%, 5/8/22		45,000	45,936
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		36,000	36,354
Johnson & Johnson
2.950%, 9/1/20		36,000	37,322
2.450%, 12/5/21		25,000	25,333
2.450%, 3/1/26		125,000	121,990
Merck & Co., Inc.
2.400%, 9/15/22		27,000	27,193
2.800%, 5/18/23		62,000	63,228
2.750%, 2/10/25		50,000	49,643
Mylan NV
2.500%, 6/7/19		30,000	30,207
3.950%, 6/15/26 (x)		50,000	50,692
5.250%, 6/15/46		44,000	48,160
Novartis Capital Corp.
2.400%, 5/17/22		50,000	50,422
3.400%, 5/6/24		50,000	52,155
Novartis Securities Investment Ltd.
5.125%, 2/10/19		64,000	67,336
Pfizer, Inc.
1.950%, 6/3/21		125,000	124,946
3.400%, 5/15/24		50,000	52,287
2.750%, 6/3/26		50,000	49,214
4.000%, 12/15/36		122,000	128,993

Sanofi
4.000%, 3/29/21		$36,000	$38,240
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19		50,000	49,740
2.400%, 9/23/21		125,000	123,734
3.200%, 9/23/26		50,000	48,921
Teva Pharmaceutical Finance Co. BV
3.650%, 11/10/21		132,000	136,290
2.950%, 12/18/22		36,000	35,820
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21		45,000	46,463
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 7/19/19		20,000	19,805
2.200%, 7/21/21		100,000	98,267
2.800%, 7/21/23		173,000	168,459
Valeant Pharmaceuticals International, Inc.
4.500%, 5/15/23 (m)	EUR	400,000	372,340

			4,387,103

Total Health Care			13,230,380

Industrials (1.0%)
Aerospace & Defense (0.2%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§		$31,000	31,368
4.750%, 10/7/44§		7,000	7,712
Boeing Co. (The)
2.350%, 10/30/21		62,000	62,635
Embraer Netherlands Finance BV
5.400%, 2/1/27		35,000	36,392
General Dynamics Corp.
2.250%, 11/15/22		62,000	61,490
L3 Technologies, Inc.
4.950%, 2/15/21		73,000	79,215
Lockheed Martin Corp.
2.500%, 11/23/20		75,000	75,863
3.350%, 9/15/21		45,000	46,792
3.550%, 1/15/26		87,000	90,249
3.600%, 3/1/35		85,000	83,170
4.500%, 5/15/36		15,000	16,366
4.070%, 12/15/42		52,000	52,540
4.700%, 5/15/46		42,000	47,015
Northrop Grumman Corp.
3.250%, 8/1/23		75,000	77,392
3.850%, 4/15/45		50,000	49,455
Raytheon Co.
4.400%, 2/15/20		73,000	77,584
Rockwell Collins, Inc.
5.250%, 7/15/19		18,000	19,204
Textron, Inc.
4.000%, 3/15/26		25,000	25,830
United Technologies Corp.
1.778%, 5/4/18 (e)		216,000	216,280
4.500%, 4/15/20		36,000	38,523
3.100%, 6/1/22		54,000	55,745
3.125%, 5/4/27		50,000	50,026
4.150%, 5/15/45		60,000	62,279
4.050%, 5/4/47		150,000	153,404

			1,516,529

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	$36,000	$39,225
4.900%, 1/15/34	99,000	110,234
3.900%, 2/1/35	53,000	52,415
4.100%, 2/1/45	49,000	47,674
4.750%, 11/15/45	98,000	106,052
4.550%, 4/1/46	65,000	68,017
4.400%, 1/15/47	79,000	80,387
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	56,134
2.400%, 11/15/26	50,000	48,206

		608,344

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	488,000	495,027
Southwest Airlines Co.
2.750%, 11/6/19	25,000	25,328

		520,355

Building Products (0.1%)
Johnson Controls International plc
4.250%, 3/1/21	56,000	58,935
5.125%, 9/14/45	90,000	103,504
LafargeHolcim Finance US LLC
4.750%, 9/22/46§	200,000	207,924
Masco Corp.
3.500%, 4/1/21	30,000	30,825
4.375%, 4/1/26	20,000	21,330

		422,518

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
3.875%, 5/15/22	565,000	565,262
4.625%, 3/15/24	100,000	102,607
Republic Services, Inc.
5.500%, 9/15/19	27,000	28,934
5.250%, 11/15/21	36,000	39,872
Waste Management, Inc.
2.900%, 9/15/22	36,000	36,832
3.900%, 3/1/35	61,000	63,049

		836,556

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	36,849
ODEBRE
6.625%, 10/1/22	587,020	196,652

		233,501

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	101,000	101,487
Emerson Electric Co.
4.875%, 10/15/19	45,000	47,935
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	74,538

		223,960

Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	$50,000	$50,232
General Electric Co.
5.300%, 2/11/21	54,000	59,754
3.150%, 9/7/22	54,000	56,035
2.700%, 10/9/22	64,000	64,999
3.100%, 1/9/23	75,000	77,701
4.500%, 3/11/44	191,000	211,657
Honeywell International, Inc.
4.250%, 3/1/21	45,000	48,370
Ingersoll-Rand Global Holding Co. Ltd.
6.875%, 8/15/18	36,000	37,997
Ingersoll-Rand Luxembourg Finance SA
4.650%, 11/1/44	14,000	14,960
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	100,871
3.800%, 12/15/26	30,000	30,858

		753,434

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	36,493
Deere & Co.
2.600%, 6/8/22	91,000	91,899
Dover Corp.
3.150%, 11/15/25	50,000	50,869
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	48,704
Kennametal, Inc.
3.875%, 2/15/22	27,000	26,935
Parker-Hannifin Corp.
3.250%, 3/1/27§	100,000	100,542
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,444
Xylem, Inc.
4.375%, 11/1/46	14,000	14,472

		406,358

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,858

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	96,576
3.400%, 9/1/24	50,000	52,076
4.150%, 4/1/45	32,000	33,359
4.700%, 9/1/45	30,000	33,677
4.125%, 6/15/47	100,000	105,326
Canadian National Railway Co.
5.550%, 3/1/19	64,000	67,787
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	39,275
CSX Corp.
3.700%, 11/1/23	50,000	52,569
4.250%, 11/1/66	74,000	72,679
Norfolk Southern Corp.
5.900%, 6/15/19	36,000	38,699
2.900%, 6/15/26	35,000	34,447
6.000%, 5/23/2111	36,000	43,400

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Ryder System, Inc.
2.875%, 9/1/20	$50,000	$50,628
Union Pacific Corp.
2.750%, 4/15/23	62,000	62,559
3.250%, 8/15/25	100,000	102,884
3.375%, 2/1/35	29,000	28,523
3.875%, 2/1/55	102,000	98,801

		1,013,265

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.125%, 1/15/20	50,000	49,659
2.625%, 7/1/22	215,000	213,253
3.000%, 9/15/23	346,000	343,216
3.625%, 4/1/27	115,000	115,053
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	145,816
GATX Corp.
2.600%, 3/30/20	41,000	41,386
3.250%, 9/15/26	50,000	48,140
3.850%, 3/30/27	48,000	48,311

		1,004,834

Total Industrials		7,576,512

Information Technology (1.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	52,605
2.125%, 3/1/19	75,000	75,589
2.450%, 6/15/20	100,000	101,630
1.850%, 9/20/21	100,000	98,768
2.500%, 9/20/26	50,000	47,850
Harris Corp.
2.700%, 4/27/20	108,000	108,892
Juniper Networks, Inc.
3.300%, 6/15/20 (x)	35,000	35,870

		521,204

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
3.200%, 4/1/24	64,000	64,503
Avnet, Inc.
5.875%, 6/15/20	45,000	48,653
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	78,950

		192,106

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	201,255
Alphabet, Inc.
3.625%, 5/19/21	36,000	38,047
eBay, Inc.
3.250%, 10/15/20	36,000	37,066
2.600%, 7/15/22	45,000	44,654

		321,022

IT Services (0.2%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	50,579
DXC Technology Co.
2.875%, 3/27/20§	68,000	68,783

Fidelity National Information Services, Inc.
3.625%, 10/15/20	$86,000	$90,022
3.000%, 8/15/26	50,000	48,038
4.500%, 8/15/46	207,000	210,561
Fiserv, Inc.
4.625%, 10/1/20	36,000	38,489
International Business Machines Corp.
7.625%, 10/15/18	91,000	97,617
2.500%, 1/27/22	100,000	100,981
1.875%, 8/1/22	91,000	88,588
3.450%, 2/19/26	100,000	101,844
Mastercard, Inc.
2.950%, 11/21/26	50,000	50,085
Total System Services, Inc.
4.800%, 4/1/26	159,000	172,754
Visa, Inc.
2.200%, 12/14/20	100,000	100,774
3.150%, 12/14/25	100,000	101,496
4.150%, 12/14/35	44,000	47,687

		1,368,298

Semiconductors & Semiconductor Equipment (0.5%)
Analog Devices, Inc.
3.900%, 12/15/25	16,000	16,670
3.500%, 12/5/26	220,000	221,548
5.300%, 12/15/45	17,000	19,589
Applied Materials, Inc.
2.625%, 10/1/20	50,000	50,888
3.300%, 4/1/27	124,000	125,969
4.350%, 4/1/47	72,000	76,498
Broadcom Corp.
2.375%, 1/15/20§	842,000	844,023
3.000%, 1/15/22§	938,000	947,704
3.625%, 1/15/24§	531,000	543,564
3.875%, 1/15/27§	100,000	102,711
Intel Corp.
2.450%, 7/29/20	30,000	30,470
2.350%, 5/11/22	100,000	100,278
2.700%, 12/15/22	45,000	45,514
3.700%, 7/29/25	100,000	104,850
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,702
4.650%, 11/1/24	50,000	53,809
Lam Research Corp.
2.750%, 3/15/20	61,000	61,962
2.800%, 6/15/21	77,000	78,153
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	24,879
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	100,861
2.600%, 1/30/23	210,000	209,509
3.250%, 5/20/27	75,000	75,241
4.800%, 5/20/45	34,000	37,225
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,579
Xilinx, Inc.
2.950%, 6/1/24	120,000	120,262

		4,121,458

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Software (0.5%)
Activision Blizzard, Inc.
3.400%, 6/15/27	$10,000	$9,933
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	22,512
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,886
3.500%, 6/15/27	220,000	216,583
CA, Inc.
3.600%, 8/15/22	100,000	101,179
Microsoft Corp.
4.200%, 6/1/19	54,000	56,586
1.100%, 8/8/19	40,000	39,528
1.850%, 2/6/20	50,000	50,084
2.000%, 11/3/20	75,000	75,154
1.550%, 8/8/21	75,000	73,337
2.375%, 5/1/23	102,000	101,275
2.700%, 2/12/25	75,000	74,463
2.400%, 8/8/26	100,000	95,918
3.300%, 2/6/27	100,000	102,822
3.500%, 2/12/35	170,000	171,572
3.450%, 8/8/36	133,000	133,205
3.700%, 8/8/46	450,000	445,412
4.250%, 2/6/47	320,000	346,117
Oracle Corp.
1.900%, 9/15/21	770,000	763,089
2.500%, 10/15/22	73,000	73,262
3.400%, 7/8/24	75,000	77,601
2.950%, 5/15/25	100,000	100,349
2.650%, 7/15/26	45,000	43,526
3.250%, 5/15/30	101,000	101,014
3.900%, 5/15/35	46,000	47,267
4.000%, 7/15/46	107,000	108,260
4.375%, 5/15/55	61,000	64,647

		3,531,581

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
1.700%, 2/22/19	100,000	100,203
2.250%, 2/23/21	150,000	151,075
2.150%, 2/9/22	100,000	99,365
2.400%, 5/3/23	136,000	134,956
3.000%, 2/9/24	153,000	155,056
2.850%, 5/11/24	760,000	764,006
3.250%, 2/23/26	110,000	112,162
3.350%, 2/9/27	50,000	51,073
3.450%, 2/9/45	42,000	39,039
4.650%, 2/23/46	513,000	572,540
Diamond 1 Finance Corp.
3.480%, 6/1/19§	235,000	240,571
4.420%, 6/15/21§	50,000	52,715
5.450%, 6/15/23§	536,000	582,953
6.020%, 6/15/26§	140,000	155,019
8.350%, 7/15/46§	130,000	167,992
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	220,000	222,466
3.600%, 10/15/20	255,000	262,723
4.900%, 10/15/25	50,000	52,380
HP, Inc.
3.750%, 12/1/20	37,000	38,890
4.375%, 9/15/21	45,000	47,898

Seagate HDD Cayman
3.750%, 11/15/18	$75,000	$76,795
Xerox Corp.
3.800%, 5/15/24 (x)	50,000	49,478

		4,129,355

Total Information Technology		14,185,024

Materials (0.4%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	36,000	36,626
4.125%, 3/15/35	30,000	29,876
Air Products & Chemicals, Inc.
4.375%, 8/21/19	36,000	37,821
Albemarle Corp.
4.150%, 12/1/24	100,000	105,220
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	11,215
4.625%, 11/15/22	10,000	10,782
Dow Chemical Co. (The)
8.550%, 5/15/19	56,000	62,690
3.000%, 11/15/22	27,000	27,434
3.500%, 10/1/24	75,000	76,931
4.375%, 11/15/42	26,000	26,889
4.625%, 10/1/44	44,000	46,834
Eastman Chemical Co.
3.600%, 8/15/22	45,000	46,767
4.800%, 9/1/42	38,000	40,250
Ecolab, Inc.
4.350%, 12/8/21	45,000	48,772
EI du Pont de Nemours & Co.
2.200%, 5/1/20	60,000	60,158
3.625%, 1/15/21	64,000	66,705
2.800%, 2/15/23	45,000	45,138
Lubrizol Corp. (The)
8.875%, 2/1/19	26,000	28,600
LYB International Finance BV
4.000%, 7/15/23	36,000	37,930
LYB International Finance II BV
3.500%, 3/2/27	100,000	98,024
Methanex Corp.
3.250%, 12/15/19	36,000	36,168
Monsanto Co.
2.125%, 7/15/19	50,000	50,102
2.200%, 7/15/22	18,000	17,436
3.600%, 7/15/42	71,000	62,260
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	28,634
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,091
Praxair, Inc.
4.500%, 8/15/19	36,000	37,906
2.700%, 2/21/23	36,000	36,012
RPM International, Inc.
6.125%, 10/15/19	36,000	39,049
Sherwin-Williams Co. (The)
2.750%, 6/1/22	50,000	50,067
3.450%, 6/1/27	75,000	75,390
4.000%, 12/15/42	25,000	23,706
4.500%, 6/1/47	45,000	47,243

		1,476,726

See Notes to Financial Statements.

1262

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	$45,000	$49,779
Vulcan Materials Co.
7.500%, 6/15/21	50,000	58,851

		108,630

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	39,257
International Paper Co.
4.750%, 2/15/22	75,000	81,873
3.650%, 6/15/24	67,000	68,928
4.800%, 6/15/44	9,000	9,480
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,680
WestRock RKT Co.
3.500%, 3/1/20	59,000	60,367

		297,585

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23	12,000	12,983
5.250%, 4/1/42	110,000	124,580
Barrick North America Finance LLC
4.400%, 5/30/21	11,000	11,885
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	43,000	43,863
5.000%, 9/30/43	100,000	114,678
Glencore Funding LLC
4.000%, 3/27/27§	220,000	216,518
Goldcorp, Inc.
3.625%, 6/9/21	35,000	36,312
Newmont Mining Corp.
3.500%, 3/15/22	120,000	124,216
4.875%, 3/15/42	90,000	95,163
Nucor Corp.
5.200%, 8/1/43	47,000	55,043
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	38,101
Rio Tinto Finance USA plc
2.875%, 8/21/22	2,000	2,027
4.125%, 8/21/42	70,000	71,513
Vale Overseas Ltd.
4.625%, 9/15/20 (x)	64,000	66,204

		1,013,086

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27 (x)	25,000	25,531
Georgia-Pacific LLC
7.375%, 12/1/25	65,000	82,933

		108,464

Total Materials		3,004,491

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	25,000	25,144

American Tower Corp. (REIT)
5.050%, 9/1/20	$64,000	$69,061
2.250%, 1/15/22	50,000	48,877
5.000%, 2/15/24	50,000	55,500
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	53,396
Boston Properties LP (REIT)
3.700%, 11/15/18	36,000	36,873
5.875%, 10/15/19	54,000	58,083
2.750%, 10/1/26	50,000	47,159
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	488,396
3.850%, 2/1/25	100,000	99,037
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	105,827
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	443,748
DDR Corp. (REIT)
4.625%, 7/15/22	27,000	28,234
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	400,000	408,983
3.625%, 10/1/22	27,000	27,719
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	29,487
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	74,913
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	25,764
HCP, Inc. (REIT)
3.150%, 8/1/22	36,000	36,173
4.250%, 11/15/23	70,000	73,377
Hospitality Properties Trust (REIT)
4.950%, 2/15/27	70,000	72,639
Host Hotels & Resorts LP (REIT)
Series C 4.750%, 3/1/23	36,000	38,635
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,000,000	1,049,829
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	36,000	39,557
3.200%, 5/1/21	25,000	25,462
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	27,000	28,094
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	400,000	410,132
4.500%, 1/15/25	500,000	506,230
Prologis LP (REIT)
4.250%, 8/15/23	50,000	53,995
Select Income REIT (REIT)
4.500%, 2/1/25	100,000	100,052
Simon Property Group LP (REIT)
2.350%, 1/30/22	50,000	49,550
3.300%, 1/15/26	75,000	74,985
3.375%, 6/15/27	75,000	74,840
Ventas Realty LP (REIT)
4.250%, 3/1/22	40,000	42,351
3.250%, 8/15/22	36,000	36,452
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	10,000	10,095
4.125%, 6/1/21	5,000	5,217
4.600%, 2/6/24	10,000	10,426
4.875%, 6/1/26	10,000	10,565

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Vornado Realty LP (REIT)
5.000%, 1/15/22	$45,000	$48,819
Washington REIT (REIT)
3.950%, 10/15/22	36,000	36,555
WEA Finance LLC (REIT)
3.250%, 10/5/20§	500,000	509,234
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	54,000	54,703
Welltower, Inc. (REIT)
6.125%, 4/15/20	26,000	28,483
4.000%, 6/1/25	100,000	103,483
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	50,000	54,464

		5,710,598

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	45,000	47,655
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§	500,000	507,278

		554,933

Total Real Estate		6,265,531

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.875%, 10/1/19	36,000	38,959
1.808%, 1/15/20 (l)	600,000	602,826
5.200%, 3/15/20	22,000	23,635
2.450%, 6/30/20	25,000	25,134
4.600%, 2/15/21	54,000	57,561
2.800%, 2/17/21	75,000	75,508
5.000%, 3/1/21	36,000	38,887
3.200%, 3/1/22	35,000	35,373
3.000%, 6/30/22	25,000	24,955
2.625%, 12/1/22	27,000	26,260
3.600%, 2/17/23	75,000	76,329
3.800%, 3/1/24	90,000	91,594
3.950%, 1/15/25	50,000	50,977
3.400%, 5/15/25	150,000	147,715
4.250%, 3/1/27	150,000	155,182
5.250%, 3/1/37	99,000	104,968
6.375%, 3/1/41	46,000	54,229
4.300%, 12/15/42	7,000	6,490
4.750%, 5/15/46	119,000	117,177
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	100,000	104,659
Deutsche Telekom International Finance BV
6.750%, 8/20/18	73,000	76,913
Orange SA
2.750%, 2/6/19	25,000	25,289
5.375%, 7/8/19	36,000	38,312
5.500%, 2/6/44	50,000	59,514
SFR Group SA
7.375%, 5/1/26§	300,000	325,020
Telefonica Emisiones SAU
5.134%, 4/27/20	33,000	35,610
5.462%, 2/16/21	45,000	49,522
4.103%, 3/8/27	187,000	193,193
5.213%, 3/8/47	150,000	161,929

Verizon Communications, Inc.
2.992%, 9/14/18 (l)	$100,000	$101,720
3.650%, 9/14/18	75,000	76,674
1.722%, 5/22/20 (l)	1,280,000	1,280,979
4.500%, 9/15/20	114,000	121,705
4.600%, 4/1/21	91,000	97,671
2.946%, 3/15/22§	465,000	467,964
2.450%, 11/1/22	36,000	35,264
5.150%, 9/15/23	175,000	194,209
4.150%, 3/15/24	100,000	104,848
3.850%, 11/1/42	147,000	127,855
4.862%, 8/21/46	265,000	265,508

		5,698,117

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	100,000	107,473
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	47,285
4.100%, 10/1/23	50,000	52,971
5.000%, 3/15/44	19,000	21,280
Vodafone Group plc
5.450%, 6/10/19	54,000	57,488
2.500%, 9/26/22	45,000	44,547
2.950%, 2/19/23	45,000	45,276
4.375%, 2/19/43	50,000	49,338

		425,658

Total Telecommunication Services		6,123,775

Utilities (1.0%)
Electric Utilities (0.8%)
Baltimore Gas & Electric Co.
3.500%, 8/15/46	47,000	44,177
DTE Electric Co.
2.650%, 6/15/22	45,000	44,750
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	36,241
2.500%, 3/15/23	50,000	49,995
Duke Energy Corp.
5.050%, 9/15/19	36,000	38,306
2.650%, 9/1/26	75,000	71,293
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	47,498
3.250%, 8/15/25	50,000	51,007
Emera US Finance LP
2.150%, 6/15/19	122,000	121,825
2.700%, 6/15/21	152,000	151,932
3.550%, 6/15/26	50,000	50,043
Enel Finance International NV
2.875%, 5/25/22§	235,000	234,808
3.625%, 5/25/27§	220,000	218,255
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	966,537
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	48,555
Exelon Corp.
2.850%, 6/15/20	140,000	142,263
5.150%, 12/1/20	45,000	48,549
2.450%, 4/15/21	26,000	25,983
3.950%, 6/15/25	75,000	77,732
4.950%, 6/15/35	24,000	26,512

See Notes to Financial Statements.

1264

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

FirstEnergy Corp.
Series B 4.250%, 3/15/23	$515,000	$540,900
Georgia Power Co.
5.400%, 6/1/18	54,000	55,825
1.950%, 12/1/18	50,000	50,088
Great Plains Energy, Inc.
3.900%, 4/1/27	295,000	300,421
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	48,512
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	56,266
Nevada Power Co.
7.125%, 3/15/19	54,000	58,741
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	51,136
3.550%, 5/1/27	25,000	25,494
NSTAR Electric Co.
2.375%, 10/15/22	45,000	44,847
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	38,009
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	46,702
3.400%, 8/15/24	50,000	51,393
4.750%, 2/15/44	83,000	93,831
4.300%, 3/15/45	26,000	27,503
PacifiCorp
5.500%, 1/15/19	45,000	47,432
PECO Energy Co.
1.700%, 9/15/21	100,000	98,167
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	48,852
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	46,452
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	50,589
Southern California Edison Co.
1.250%, 11/1/17	28,000	27,973
Series C 3.500%, 10/1/23	50,000	52,079
Southern Co. (The)
2.350%, 7/1/21	650,000	643,525
2.950%, 7/1/23	25,000	24,868
3.250%, 7/1/26	100,000	97,921
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	140,974
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	41,299
Series A 3.500%, 3/15/27	164,000	169,056
Series B 4.200%, 5/15/45	81,000	84,711
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	45,874
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	100,964

		5,706,665

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	57,029

Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	$100,000	$101,861
4.600%, 12/15/44	114,000	116,428

		275,318

Independent Power and Renewable Electricity Producers (0.1%)
Dynegy, Inc.
8.000%, 1/15/25 (x)§	500,000	485,000
NRG Energy, Inc.
7.625%, 1/15/18	104,000	106,990
PSEG Power LLC
5.125%, 4/15/20	36,000	38,532
TransAlta Corp.
4.500%, 11/15/22	27,000	27,216

		657,738

Multi-Utilities (0.1%)
Ameren Corp.
2.700%, 11/15/20	50,000	50,685
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	50,000	52,593
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	36,000	38,587
Consumers Energy Co.
6.700%, 9/15/19	45,000	49,585
3.375%, 8/15/23	87,000	90,677
Dominion Energy, Inc.
2.579%, 7/1/20	135,000	135,618
4.104%, 4/1/21 (e)	40,000	41,979
5.750%, 10/1/54 (l)	50,000	53,500
Series B 2.750%, 9/15/22	45,000	44,731
NiSource Finance Corp.
3.490%, 5/15/27	115,000	116,330
Sempra Energy
9.800%, 2/15/19	64,000	71,745
2.875%, 10/1/22	32,000	32,035
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	45,000	46,404
4.400%, 5/30/47	105,000	108,254

		932,723

Total Utilities		7,572,444

Total Corporate Bonds		196,952,820

Foreign Government Securities (1.5%)
Canadian Government Bond
1.625%, 2/27/19	50,000	50,145
Export Development Canada
1.750%, 7/21/20	75,000	74,978
1.500%, 5/26/21	100,000	98,141
Export-Import Bank of Korea
4.000%, 1/29/21	182,000	190,615
2.750%, 1/25/22	100,000	100,381
FMS Wertmanagement AoeR
1.000%, 8/16/19	200,000	197,239
Iraq Government AID Bond
2.149%, 1/18/22	200,000	200,578
Japan Bank for International Cooperation
1.750%, 11/13/18	200,000	199,913
2.375%, 4/20/26	200,000	193,129

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

2.250%, 11/4/26		$50,000	$47,449
Japan Finance Organization for Municipalities
2.125%, 4/13/21§		500,000	490,103
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	591,926
Korea Development Bank (The)
1.375%, 9/12/19		250,000	245,574
Province of Manitoba
2.050%, 11/30/20		100,000	100,943
Province of Ontario
2.000%, 9/27/18 (x)		50,000	50,220
4.000%, 10/7/19		136,000	142,486
4.400%, 4/14/20		45,000	47,981
2.450%, 6/29/22 (x)		45,000	45,256
3.200%, 5/16/24		162,000	168,128
Province of Quebec
3.500%, 7/29/20		91,000	95,174
2.625%, 2/13/23		102,000	103,244
2.500%, 4/20/26		50,000	49,686
2.750%, 4/12/27		50,000	49,497
Republic of Chile
3.125%, 1/21/26 (x)		100,000	101,875
Republic of Colombia
4.000%, 2/26/24 (x)		805,000	835,188
Republic of Hungary
4.000%, 3/25/19		100,000	103,250
6.375%, 3/29/21		100,000	112,500
5.375%, 3/25/24		160,000	180,000
Republic of Korea
7.125%, 4/16/19		91,000	99,153
Republic of Panama
3.750%, 3/16/25		200,000	205,500
Republic of Peru
7.125%, 3/30/19 (x)		36,000	39,420
7.350%, 7/21/25		200,000	262,000
Republic of Philippines
4.000%, 1/15/21		136,000	144,840
5.500%, 3/30/26		260,000	311,675
Republic of Poland
6.375%, 7/15/19		136,000	147,730
5.125%, 4/21/21		45,000	49,500
4.000%, 1/22/24		75,000	80,250
Republic of Uruguay
8.000%, 11/18/22		45,000	54,900
4.375%, 10/27/27		150,000	159,375
Russian Federation
7.500%, 8/18/21	RUB	7,136,000	119,387
7.400%, 12/7/22		4,155,000	69,218
7.750%, 9/16/26		3,325,000	56,411
8.150%, 2/3/27		8,959,000	157,989
7.050%, 1/19/28		7,808,000	125,908
State of Israel
2.875%, 3/16/26		$200,000	199,250
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	202,809
Tokyo Metropolitan Government Bond
2.500%, 6/8/22 (b)§		900,000	903,238
U.K. Treasury Bonds
1.750%, 9/7/22 (m)	GBP	10,795	14,830
United Mexican States
3.625%, 3/15/22		$192,000	199,296
4.000%, 10/2/23		150,000	157,125

4.150%, 3/28/27		$908,000	$940,234
5.000%, 12/11/19	MXN	37,100,000	1,970,442

Total Foreign Government Securities			11,536,079

Loan Participations (0.3%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl 3.417%, 10/6/23 (l)		$1,300,000	1,305,108

Total Financials			1,305,108

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
Avolon Holdings Ltd. 3.962%, 3/21/22		600,000	604,703

Total Industrials			604,703

Total Loan Participations			1,909,811

Mortgage-Backed Securities (25.7%)
FHLMC
6.000%, 8/1/17		71	71
5.500%, 11/1/17		132	132
3.000%, 1/1/30		48,096	49,544
2.500%, 3/1/30		39,526	39,969
2.500%, 5/1/30		103,973	105,017
3.000%, 5/1/30		86,604	89,253
3.000%, 6/1/30		166,573	171,590
2.500%, 7/1/30		40,619	41,028
3.000%, 7/1/30		82,958	85,436
2.500%, 8/1/30		116,691	117,872
3.000%, 8/1/30		26,504	27,299
2.500%, 9/1/30		149,972	151,428
3.500%, 9/1/30		73,593	76,913
3.500%, 4/1/31		4,879	5,106
2.763%, 11/1/31 (l)		2,066	2,167
2.500%, 7/15/32TBA		690,000	693,773
3.000%, 7/15/32TBA		509,000	522,560
3.500%, 7/15/32TBA		210,000	218,695
5.500%, 2/1/35		14,803	16,466
4.500%, 2/1/39		34,764	37,506
4.500%, 12/1/39		14,612	15,760
4.000%, 8/1/40		15,922	16,838
3.500%, 12/1/40		66,006	68,141
4.000%, 4/1/41		729	771
4.500%, 5/1/41		89,506	96,439
5.500%, 6/1/41		60,720	66,946
5.000%, 11/1/41		162,075	177,187
3.500%, 4/1/42		66,103	68,531
3.500%, 8/1/42		48,705	50,584
3.500%, 10/1/42		29,254	30,244
3.000%, 12/1/42		141,648	142,307
3.000%, 1/1/43		71,412	71,666
3.000%, 3/1/43		73,912	74,175
3.000%, 4/1/43		499,124	500,898
3.500%, 6/1/43		37,644	39,087
3.000%, 7/1/43		365,798	367,613
3.500%, 7/1/43		14,644	15,227
3.000%, 8/1/43		212,933	213,690
4.500%, 9/1/43		126,030	135,477

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 11/1/43	$53,462	$57,470
4.500%, 12/1/43	111,345	119,691
3.500%, 1/1/44	18,593	19,333
4.000%, 4/1/44	67,384	71,693
4.000%, 8/1/44	105,603	112,768
3.500%, 12/1/44	370,996	383,112
3.000%, 1/1/45	5,007,290	5,012,570
3.000%, 7/1/45	2,524,560	2,524,855
3.500%, 8/1/45	569,440	589,370
3.500%, 9/1/45	8,520	8,841
4.000%, 9/1/45	75,893	81,102
4.000%, 10/1/45	95,326	100,915
4.000%, 12/1/45	31,432	33,546
3.500%, 1/1/46	62,227	64,123
3.500%, 3/1/46	46,476	47,892
3.000%, 5/1/46	4,562,606	4,557,436
3.500%, 5/1/46	50,435	51,972
3.000%, 6/1/46	9,812	9,801
4.000%, 7/1/46	63,335	67,019
4.000%, 8/1/46	36,096	38,196
3.000%, 9/1/46	61,236	61,291
4.000%, 9/1/46	5,524	5,846
4.000%, 10/1/46	10,228	10,826
3.000%, 11/1/46	542,869	542,253
3.000%, 12/1/46	633,362	634,405
3.000%, 1/1/47	1,801,612	1,799,572
3.000%, 2/1/47	1,987,523	1,985,270
4.000%, 2/1/47	224,873	238,093
3.000%, 3/1/47	1,956,841	1,954,623
3.500%, 3/1/47	128,512	133,050
3.000%, 4/1/47	814,687	813,764
3.500%, 7/15/47TBA	1,045,163	1,073,538
4.000%, 7/15/47TBA	74,000	77,801
3.500%, 8/15/47TBA	3,000,000	3,075,937
4.000%, 8/15/47TBA	1,309,000	1,373,632
4.500%, 8/15/47TBA	336,000	359,494
FNMA
4.000%, 4/1/23	512	534
5.000%, 2/1/24 (l)	121	129
4.000%, 9/1/25	31,302	32,881
4.000%, 1/1/26	60,097	63,128
4.000%, 4/1/26	18,852	19,805
2.500%, 5/1/26	40,000	39,137
3.500%, 7/1/26	218,875	227,946
4.000%, 7/1/26	76,010	79,867
4.000%, 8/1/26	42,590	44,751
2.847%, 1/1/28 (l)	14,035	14,509
3.500%, 3/1/29	53,132	55,466
3.000%, 4/1/29	63,984	65,971
3.500%, 4/1/29	129,690	135,532
3.000%, 5/1/29	69,001	71,166
3.000%, 6/1/29	66,014	68,064
3.500%, 7/1/29	73,365	76,543
3.000%, 9/1/29	106,201	109,528
3.500%, 9/1/29	68,712	71,839
3.500%, 12/1/29	267,257	279,461
3.000%, 1/1/30	296,265	305,512
3.000%, 3/1/30	59,726	61,600
2.500%, 4/1/30	41,594	41,989
3.000%, 4/1/30	51,698	53,303
2.500%, 5/1/30	20,714	20,923
3.000%, 5/1/30	29,048	29,959

2.500%, 7/1/30	$19,075	$19,247
3.000%, 7/1/30	106,466	109,746
2.500%, 8/1/30	150,181	151,490
3.000%, 8/1/30	281,180	289,794
3.500%, 8/1/30	53,776	56,297
2.500%, 9/1/30	82,093	82,804
3.000%, 9/1/30	115,684	119,264
2.500%, 11/1/30	168,731	170,114
3.500%, 2/1/31	5,811	6,082
3.000%, 3/1/31	95,436	98,250
3.500%, 3/1/31	11,773	12,324
2.500%, 6/1/31	44,855	45,204
2.500%, 7/1/31	136,083	137,119
3.000%, 8/1/31	311,470	320,948
4.000%, 8/1/31	16,115	17,140
2.500%, 10/1/31	310,639	312,949
2.500%, 11/1/31	247,575	249,470
2.500%, 3/1/32	202,479	203,876
2.500%, 7/25/32TBA	8,600	8,643
4.500%, 7/25/32TBA	279,000	283,883
1.866%, 3/1/33 (l)	18,435	18,569
6.000%, 2/1/34	39,398	44,618
5.500%, 5/1/34	181,377	201,738
6.000%, 8/1/34	21,903	24,835
3.000%, 9/1/34	3,172,708	3,236,039
3.500%, 12/1/34	2,708,826	2,822,787
5.000%, 2/1/35	234,178	256,604
5.500%, 2/1/35	103,339	114,749
6.000%, 4/1/35	351,516	397,710
5.000%, 9/1/35	12,645	13,853
5.500%, 12/1/35	62,082	69,057
3.167%, 1/1/36 (l)	246,756	255,467
4.000%, 1/1/36	71,569	75,767
3.000%, 10/1/36	6,226	6,333
3.000%, 11/1/36	61,177	62,259
3.000%, 12/1/36	319,912	325,165
6.000%, 2/1/38	16,061	18,293
6.000%, 3/1/38	5,843	6,679
6.000%, 5/1/38	19,068	21,756
6.000%, 10/1/38	5,708	6,510
6.000%, 12/1/38	7,399	8,441
5.500%, 1/1/39	31,173	35,057
4.000%, 5/1/39	604	638
4.000%, 6/1/39	18,538	19,604
4.000%, 7/1/39	25,746	27,194
4.500%, 7/1/39	194,588	210,550
6.000%, 7/1/39	24,861	27,971
5.500%, 9/1/39	63,358	70,590
5.500%, 12/1/39	44,813	49,816
5.500%, 3/1/40	5,079	5,735
6.500%, 5/1/40	155,532	179,062
4.000%, 7/1/40	61,463	64,997
4.500%, 7/1/40	57,700	62,253
4.000%, 8/1/40	111,513	117,890
4.500%, 8/1/40	92,086	99,352
4.000%, 9/1/40	109,766	116,042
4.000%, 10/1/40	357,973	380,235
4.000%, 11/1/40	19,113	20,206
2.835%, 12/1/40 (l)	5,589	5,808
4.000%, 12/1/40	1,345,621	1,422,574
4.000%, 1/1/41	25,958	27,410
4.000%, 4/1/41	9,707	10,259

See Notes to Financial Statements.

1267

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

5.500%, 4/1/41	$10,986	$12,213
4.500%, 5/1/41	3,526	3,821
4.500%, 7/1/41	12,041	12,987
5.000%, 7/1/41	314,866	345,283
5.000%, 8/1/41	9,250	10,143
4.000%, 9/1/41	263,237	278,208
4.500%, 9/1/41	40,219	43,380
4.000%, 10/1/41	15,934	16,840
4.500%, 10/1/41	104,058	112,203
4.000%, 12/1/41	64,581	69,051
3.500%, 1/1/42	51,792	53,469
4.000%, 2/1/42	58,462	61,750
3.500%, 4/1/42	7,722	7,972
3.500%, 5/1/42	14,420	14,936
4.000%, 5/1/42	119,764	126,500
3.500%, 6/1/42	7,287	7,523
4.000%, 6/1/42	34,224	36,149
3.500%, 7/1/42	5,915	6,111
4.000%, 7/1/42	220,947	235,903
3.000%, 8/1/42	280,945	282,383
3.500%, 8/1/42	12,354	12,762
4.000%, 8/1/42	18,527	19,569
4.500%, 8/1/42	31,987	34,421
3.500%, 9/1/42	147,638	153,056
4.000%, 9/1/42	33,260	35,131
4.500%, 9/1/42	197,085	212,714
3.500%, 10/1/42	130,939	135,803
3.000%, 12/1/42	77,130	77,537
3.500%, 12/1/42	73,571	75,953
4.000%, 12/1/42	135,694	144,371
3.000%, 1/1/43	153,697	154,547
4.000%, 1/1/43	53,511	56,554
3.000%, 2/1/43	298,519	300,234
3.500%, 2/1/43	65,566	67,915
3.000%, 3/1/43	592,775	595,734
3.500%, 3/1/43	70,024	72,532
3.000%, 4/1/43	411,601	413,692
3.000%, 5/1/43	558,089	561,405
3.000%, 6/1/43	99,828	100,537
3.500%, 6/1/43	70,107	72,619
3.000%, 7/1/43	795,425	800,128
3.500%, 7/1/43	206,525	213,995
3.000%, 8/1/43	54,570	54,806
3.500%, 8/1/43	207,322	214,816
4.500%, 9/1/43	246,716	266,053
4.000%, 10/1/43	40,223	42,486
3.500%, 11/1/43	140,100	144,637
3.500%, 12/1/43	72,636	75,522
4.500%, 12/1/43	54,419	58,526
5.000%, 12/1/43	432,051	468,853
3.500%, 1/1/44	101,009	105,021
4.500%, 1/1/44	70,333	75,827
4.500%, 4/1/44	572,504	617,320
3.500%, 5/1/44	123,048	127,937
3.500%, 6/1/44	548,803	566,575
3.500%, 7/1/44	65,340	67,660
4.000%, 8/1/44	600,697	642,464
3.000%, 10/1/44	3,034,139	3,047,295
3.500%, 12/1/44	1,901,373	1,931,157
4.000%, 12/1/44	71,140	75,820
3.500%, 2/1/45	5,073,223	5,153,774
4.000%, 2/1/45	54,474	57,895

3.000%, 4/1/45	$3,305,052	$3,275,487
3.000%, 5/1/45	4,480,054	4,439,978
3.500%, 7/1/45	129,970	133,834
4.000%, 10/1/45	322,871	344,118
4.000%, 11/1/45	129,370	137,967
4.500%, 11/1/45	6,362	6,883
4.000%, 12/1/45	259,715	276,336
4.000%, 1/1/46	57,545	61,025
4.000%, 2/1/46	91,842	97,582
3.500%, 3/1/46	68,609	70,649
3.500%, 4/1/46	10,206	10,562
3.500%, 5/1/46	45,270	46,616
3.000%, 6/1/46	82,691	83,007
3.500%, 6/1/46	432,282	445,267
4.000%, 6/1/46	212,475	225,050
3.000%, 7/1/46	334,394	334,799
3.000%, 8/1/46	741,672	742,587
3.500%, 8/1/46	84,284	86,816
3.000%, 9/1/46	544,838	545,948
3.500%, 9/1/46	91,336	94,315
3.000%, 10/1/46	315,801	316,377
3.000%, 11/1/46	232,582	233,168
3.500%, 11/1/46	130,748	135,251
4.000%, 11/1/46	37,783	40,151
3.000%, 12/1/46	181,486	182,017
3.500%, 12/1/46	259,315	268,227
3.000%, 1/1/47	4,132,478	4,129,817
3.500%, 1/1/47	383,183	397,431
3.000%, 2/1/47	3,084,011	3,082,457
3.500%, 2/1/47	47,512	49,177
3.000%, 3/1/47	1,815,028	1,814,179
4.000%, 3/1/47	3,982,116	4,229,754
3.000%, 4/1/47	244,888	244,725
3.500%, 5/1/47	85,559	88,356
3.500%, 7/25/47TBA	1,543,255	1,584,730
4.000%, 7/25/47TBA	116,000	121,918
5.000%, 7/25/47TBA	126,000	137,635
5.500%, 7/25/47TBA	12,000	13,290
3.000%, 8/25/47TBA	14,000,000	13,959,533
3.500%, 8/25/47TBA	13,000,000	13,327,540
4.000%, 8/25/47TBA	14,000,000	14,689,610
4.500%, 8/25/47TBA	6,500,000	6,962,617
3.000%, 9/25/47TBA	4,000,000	3,982,500
3.500%, 9/25/47TBA	12,800,000	13,103,001
4.000%, 9/25/47TBA	10,000,000	10,476,562
GNMA
2.125%, 7/20/27 (l)	1,026	1,049
5.500%, 4/15/33	1,507	1,703
5.000%, 12/15/38	10,417	11,605
5.000%, 7/15/39	65,465	72,389
4.000%, 7/20/39	11,552	12,332
5.000%, 10/20/39	11,652	12,833
4.500%, 12/20/39	4,676	5,023
4.500%, 1/20/40	5,790	6,207
4.500%, 2/20/40	4,629	4,973
4.500%, 5/20/40	420	451
4.500%, 8/20/40	11,288	12,126
4.000%, 10/20/40	60,468	64,538
4.000%, 11/20/40	186,255	198,791
5.000%, 12/15/40	39,363	43,461
4.000%, 12/20/40	73,044	77,961
4.000%, 1/15/41	73,599	78,544

See Notes to Financial Statements.

1268

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

4.000%, 1/20/41	$61,767	$65,917
4.000%, 3/15/41	51,951	55,442
4.500%, 5/20/41	382,412	410,675
4.500%, 6/20/41	38,266	41,177
4.500%, 7/20/41	26,107	28,093
4.500%, 11/20/41	65,460	70,441
3.500%, 12/20/41	212,461	221,042
3.500%, 1/15/42	36,201	37,652
4.500%, 2/15/42	345,121	371,491
5.000%, 7/20/42	27,355	29,346
3.500%, 9/20/42	35,563	36,988
3.500%, 1/20/43	34,275	35,649
3.500%, 4/15/43	56,386	58,646
5.000%, 7/20/44	4,618	4,954
4.000%, 10/20/44	2,181	2,302
4.500%, 10/20/44	80,253	85,908
4.500%, 11/20/44	119,445	127,862
3.500%, 1/20/45	2,086,737	2,133,200
3.000%, 7/15/45	736,802	745,091
3.500%, 10/20/46	127,512	132,420
4.000%, 1/20/47	1,620,910	1,706,451
4.000%, 2/20/47	188,753	198,832
3.500%, 4/20/47	3,579,524	3,712,357
4.000%, 6/20/47	282,000	297,631
3.000%, 7/15/47TBA	4,409,000	4,454,811
3.500%, 7/15/47TBA	2,278,355	2,359,521
4.000%, 7/15/47TBA	397,000	417,687
5.500%, 7/15/47TBA	250,000	276,875
4.000%, 8/15/47TBA	1,000,000	1,050,703

Total Mortgage-Backed Securities		192,943,642

Municipal Bonds (0.8%)
City of Chicago Taxable General Obligation Bonds,
Series 2015B 5.633%, 1/1/20	300,000	302,331
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2011EE 5.375%, 6/15/43	230,000	258,713
5.500%, 6/15/43	270,000	306,288
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series BB 5.882%, 6/15/44	45,000	61,981
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075%, 11/1/20	290,000	308,012
4.325%, 11/1/21	470,000	507,520
City of San Antonio, Electric & Gas Systems, Revenue Bonds,
Series 2010A 5.808%, 2/1/41	45,000	57,907
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.600%, 8/1/42	25,000	36,475
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.841%, 8/1/21	145,000	164,727

County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	$60,000	$82,619
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.995%, 7/1/20	50,000	51,042
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	35,000	42,913
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010E 6.814%, 11/15/40	45,000	62,887
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2009B 6.875%, 12/15/39	1,595,000	1,676,249
New Jersey Turnpike Authority, Revenue Bonds,
Series 2009F 7.414%, 1/1/40	56,000	84,603
New York & New Jersey Port Authority, Consolidated Bonds,
Series 181 4.960%, 8/1/46	40,000	47,585
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22	545,000	619,142
5.435%, 5/15/23	715,000	822,350
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 7.043%, 4/1/50	45,000	68,883
State of California Department of Water Resources, Revenue Bonds,
Series P 2.000%, 5/1/22	75,000	74,156
State of California, Various Purposes, General Obligation Bonds,
Series 2009 6.200%, 3/1/19	36,000	38,631
6.200%, 10/1/19	36,000	39,403
7.550%, 4/1/39	210,000	320,611
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	187,224
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010H 5.389%, 3/15/40	45,000	55,476
University of California, General Revenue Bonds,
Series 2012-AD 4.858%, 5/15/2112	45,000	46,518

Total Municipal Bonds		6,324,246

Supranational (0.7%)
African Development Bank
1.125%, 9/20/19	125,000	123,696
1.875%, 3/16/20	100,000	100,472
Asian Development Bank
1.750%, 9/11/18	100,000	100,347
1.875%, 10/23/18	45,000	45,220
1.750%, 1/10/20	200,000	200,635
1.375%, 3/23/20	27,000	26,749

See Notes to Financial Statements.

1269

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

2.125%, 11/24/21	$50,000	$50,192
2.000%, 2/16/22	100,000	99,904
1.875%, 2/18/22	100,000	99,287
2.625%, 1/12/27	50,000	50,550
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	50,005
European Bank for Reconstruction & Development
1.500%, 3/16/20	27,000	26,806
1.125%, 8/24/20	100,000	98,037
2.125%, 3/7/22	100,000	100,058
European Investment Bank
1.875%, 3/15/19	75,000	75,397
1.250%, 5/15/19	100,000	99,393
1.750%, 6/17/19	125,000	125,374
1.250%, 12/16/19	200,000	197,806
1.625%, 3/16/20	100,000	100,147
1.375%, 6/15/20	100,000	98,779
2.875%, 9/15/20	91,000	93,870
4.000%, 2/16/21	91,000	97,423
2.000%, 3/15/21	125,000	125,103
2.500%, 4/15/21	50,000	50,907
2.250%, 3/15/22	225,000	226,062
3.250%, 1/29/24	50,000	52,794
1.875%, 2/10/25	100,000	96,069
2.125%, 4/13/26	75,000	72,947
Inter-American Development Bank
1.125%, 8/28/18	75,000	74,704
4.250%, 9/10/18	136,000	140,413
1.625%, 5/12/20	175,000	174,345
1.375%, 7/15/20	91,000	89,877
2.125%, 11/9/20	50,000	50,445
1.875%, 3/15/21	100,000	99,817
1.750%, 4/14/22	100,000	98,843
3.000%, 2/21/24	75,000	78,040
2.125%, 1/15/25	100,000	98,313
International Bank for Reconstruction & Development
0.875%, 7/19/18	200,000	199,072
1.875%, 3/15/19	75,000	75,448
1.250%, 7/26/19	200,000	198,681
1.875%, 10/7/19	125,000	125,704
1.875%, 4/21/20	250,000	250,918
2.125%, 11/1/20	75,000	75,671
1.625%, 3/9/21	100,000	98,952
1.375%, 5/24/21	75,000	73,374
2.250%, 6/24/21	125,000	126,306
1.375%, 9/20/21	100,000	97,440
2.125%, 2/13/23	68,000	67,800
1.750%, 4/19/23	100,000	97,612
2.500%, 7/29/25	75,000	75,238
International Finance Corp.
1.625%, 7/16/20	100,000	99,713
1.125%, 7/20/21	100,000	96,943

Total Supranational		5,347,698

U.S. Government Agency Securities (0.7%)
FFCB
1.620%, 4/20/21	150,000	148,727
FHLB
1.250%, 1/16/19	200,000	199,630
1.375%, 5/28/19	180,000	179,841
1.125%, 6/21/19	275,000	273,224

0.875%, 8/5/19	$250,000	$247,091
1.000%, 9/26/19	100,000	99,032
1.375%, 11/15/19	185,000	184,462
4.125%, 3/13/20	271,000	289,022
1.830%, 7/29/20	75,000	75,394
1.375%, 2/18/21	100,000	98,860
2.310%, 8/9/22	75,000	75,055
2.875%, 9/13/24	75,000	77,810
FHLMC
1.000%, 8/15/18	100,000	99,697
3.750%, 3/27/19	61,000	63,447
1.750%, 5/30/19	161,000	162,092
2.000%, 7/30/19	36,000	36,382
1.300%, 8/28/19	100,000	99,563
1.250%, 10/2/19	136,000	135,276
1.625%, 10/25/19	100,000	100,128
1.375%, 4/20/20	200,000	198,838
1.800%, 4/28/20	100,000	100,034
1.375%, 5/1/20	91,000	90,437
2.375%, 1/13/22	200,000	204,211
FNMA
1.875%, 9/18/18	100,000	100,638
1.625%, 11/27/18	75,000	75,272
1.000%, 2/26/19	250,000	248,267
1.300%, 4/29/19	125,000	124,635
0.875%, 8/2/19	150,000	148,261
1.000%, 10/24/19	200,000	197,684
1.750%, 11/26/19	100,000	100,538
1.500%, 6/22/20	125,000	124,764
1.500%, 11/30/20	100,000	99,406
1.875%, 12/28/20	100,000	100,595
2.000%, 1/5/22	200,000	200,892
2.625%, 9/6/24	82,000	84,087
2.125%, 4/24/26	110,000	107,421
1.875%, 9/24/26	100,000	95,004
Tennessee Valley Authority
3.875%, 2/15/21	91,000	97,764
2.875%, 9/15/24	50,000	51,699

Total U.S. Government Agency Securities		5,195,180

U.S. Treasury Obligations (26.1%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	644,476
7.875%, 2/15/21	91,000	110,645
4.375%, 11/15/39 (z)	700,000	892,172
4.625%, 2/15/40 (v)	100,000	131,861
4.375%, 5/15/40	200,000	255,234
3.000%, 5/15/42 (v)	300,000	310,734
2.875%, 5/15/43	400,000	403,875
3.625%, 8/15/43 (z)	2,300,000	2,646,581
3.750%, 11/15/43	300,000	352,734
3.625%, 2/15/44 (v)	200,000	230,447
3.000%, 5/15/45	300,000	309,258
2.875%, 8/15/45	1,300,000	1,307,292
2.250%, 8/15/46	600,000	528,366
2.875%, 11/15/46	1,696,000	1,705,566
3.000%, 2/15/47#	5,924,000	6,111,718
3.000%, 5/15/47#	2,850,000	2,941,734
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS	1,929,382	2,148,685
2.500%, 1/15/29 TIPS	2,100,378	2,524,576

See Notes to Financial Statements.

1270

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

3.875%, 4/15/29 TIPS	$609,400	$827,314
1.000%, 2/15/46 TIPS	619,194	617,934
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS	2,579,300	2,575,807
0.125%, 7/15/24 TIPS	5,076,963	4,986,275
0.250%, 1/15/25 TIPS	1,135,618	1,115,734
0.375%, 7/15/25 TIPS	1,134,232	1,126,160
0.375%, 1/15/27 TIPS	2,125,767	2,088,216
U.S. Treasury Notes
0.875%, 7/15/18	300,000	298,710
0.750%, 7/31/18	300,000	298,252
1.375%, 7/31/18	500,000	500,381
2.250%, 7/31/18	182,000	183,813
1.000%, 8/15/18	400,000	398,647
4.000%, 8/15/18	328,000	337,738
0.750%, 8/31/18	400,000	397,402
1.500%, 8/31/18	750,000	751,556
1.000%, 9/15/18	400,000	398,514
0.750%, 9/30/18	650,000	645,455
1.375%, 9/30/18	601,000	601,362
0.875%, 10/15/18	450,000	447,414
0.750%, 10/31/18	1,000,000	992,344
1.250%, 10/31/18	1,000,000	998,883
1.250%, 11/15/18	500,000	499,418
3.750%, 11/15/18	728,000	751,632
1.000%, 11/30/18	200,000	199,063
1.250%, 11/30/18	500,000	499,387
1.250%, 12/15/18	400,000	399,469
1.250%, 12/31/18	750,000	748,857
1.375%, 12/31/18	546,000	546,188
1.500%, 12/31/18	175,000	175,383
1.125%, 1/15/19	325,000	323,861
1.125%, 1/31/19	700,000	697,484
1.250%, 1/31/19	364,000	363,370
1.500%, 1/31/19	375,000	375,809
0.750%, 2/15/19	400,000	396,197
2.750%, 2/15/19	786,000	803,531
1.125%, 2/28/19	750,000	747,188
1.500%, 2/28/19	500,000	501,074
1.000%, 3/15/19	400,000	397,578
1.250%, 3/31/19	5,655,000	5,643,291
1.500%, 3/31/19	225,000	225,577
1.625%, 3/31/19	400,000	401,830
0.875%, 4/15/19	600,000	594,820
1.250%, 4/30/19	5,509,000	5,496,174
1.625%, 4/30/19	500,000	502,238
0.875%, 5/15/19	350,000	346,805
1.250%, 5/31/19 (z)	4,496,000	4,485,463
1.500%, 5/31/19	850,000	851,956
0.875%, 6/15/19	400,000	396,131
1.000%, 6/30/19	546,000	541,935
1.250%, 6/30/19	500,000	498,611
1.625%, 6/30/19	500,000	502,277
0.750%, 7/15/19	250,000	246,803
1.625%, 7/31/19	500,000	502,301
0.750%, 8/15/19	400,000	394,606
1.000%, 8/31/19	364,000	360,843
1.625%, 8/31/19	600,000	602,667
0.875%, 9/15/19	425,000	420,043
1.000%, 9/30/19	546,000	540,924
1.750%, 9/30/19	550,000	553,996
1.000%, 10/15/19	400,000	396,225

1.250%, 10/31/19	$546,000	$543,790
1.500%, 10/31/19	600,000	600,858
1.000%, 11/15/19	200,000	197,895
3.375%, 11/15/19	915,000	956,046
1.500%, 11/30/19	625,000	625,605
1.375%, 12/15/19	300,000	299,400
1.125%, 12/31/19	546,000	541,521
1.625%, 12/31/19	250,000	250,953
1.250%, 1/31/20	750,000	745,377
1.375%, 1/31/20	546,000	544,507
3.625%, 2/15/20	1,230,000	1,296,939
1.250%, 2/29/20	546,000	542,417
1.375%, 2/29/20	525,000	523,167
1.625%, 3/15/20	5,817,000	5,835,723
1.125%, 3/31/20	364,000	360,246
1.375%, 3/31/20	600,000	597,773
1.500%, 4/15/20	5,708,000	5,704,253
1.125%, 4/30/20	282,000	278,916
1.375%, 4/30/20	500,000	497,777
1.500%, 5/15/20	4,697,000	4,692,156
3.500%, 5/15/20	700,000	738,402
1.375%, 5/31/20	400,000	398,081
1.500%, 5/31/20	600,000	599,166
1.500%, 6/15/20	300,000	299,602
1.625%, 6/30/20	550,000	550,984
1.625%, 7/31/20	600,000	600,778
2.625%, 8/15/20	989,000	1,020,007
1.375%, 8/31/20	425,000	422,081
2.125%, 8/31/20	500,000	508,086
1.375%, 9/30/20	500,000	496,250
2.000%, 9/30/20	375,000	379,591
1.375%, 10/31/20	650,000	644,754
1.750%, 10/31/20	350,000	351,504
2.625%, 11/15/20	911,000	940,124
1.625%, 11/30/20	500,000	499,715
2.000%, 11/30/20	300,000	303,523
1.750%, 12/31/20	450,000	451,350
2.375%, 12/31/20	500,000	512,188
1.375%, 1/31/21	600,000	593,686
2.125%, 1/31/21	375,000	380,815
3.625%, 2/15/21	500,000	534,051
1.125%, 2/28/21	250,000	244,947
2.000%, 2/28/21	500,000	505,586
1.250%, 3/31/21	550,000	540,934
2.250%, 3/31/21	250,000	254,941
1.375%, 4/30/21	600,000	592,345
2.250%, 4/30/21	700,000	713,612
3.125%, 5/15/21	636,000	669,017
1.375%, 5/31/21	675,000	665,661
2.000%, 5/31/21	550,000	555,500
1.125%, 6/30/21	650,000	634,436
2.125%, 6/30/21	550,000	558,035
1.125%, 7/31/21	450,000	438,630
2.250%, 7/31/21	450,000	458,578
2.125%, 8/15/21	452,000	458,321
1.125%, 8/31/21	700,000	681,609
2.000%, 8/31/21	400,000	403,500
1.125%, 9/30/21	500,000	486,379
2.125%, 9/30/21	400,000	405,475
1.250%, 10/31/21	575,000	561,676
2.000%, 10/31/21	400,000	403,156
2.000%, 11/15/21	637,000	642,350

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 11/30/21	$775,000	$772,984
1.875%, 11/30/21	550,000	551,431
2.000%, 12/31/21	500,000	503,617
2.125%, 12/31/21	500,000	506,406
1.500%, 1/31/22	475,000	467,764
1.875%, 1/31/22	500,000	500,652
2.000%, 2/15/22	452,000	455,337
1.750%, 2/28/22	475,000	472,929
1.875%, 2/28/22	1,350,000	1,351,656
1.750%, 3/31/22	500,000	497,426
1.875%, 3/31/22	7,024,000	7,027,621
1.750%, 4/30/22	450,000	447,444
1.875%, 4/30/22 (z)	7,586,000	7,585,051
1.750%, 5/15/22	478,000	475,315
1.750%, 5/31/22 (z)	4,049,000	4,025,054
1.875%, 5/31/22	500,000	499,961
1.750%, 6/30/22	400,000	397,358
2.125%, 6/30/22	400,000	404,344
2.000%, 7/31/22	500,000	502,281
1.625%, 8/15/22	378,000	372,885
1.875%, 8/31/22	500,000	499,016
1.750%, 9/30/22	500,000	495,469
1.875%, 10/31/22	500,000	498,215
1.625%, 11/15/22	650,000	639,173
2.000%, 11/30/22	500,000	501,102
2.125%, 12/31/22	500,000	503,938
1.750%, 1/31/23	450,000	444,375
2.000%, 2/15/23	900,000	900,352
1.500%, 2/28/23	500,000	486,719
1.500%, 3/31/23	300,000	291,759
1.625%, 4/30/23	500,000	489,242
1.750%, 5/15/23	1,033,000	1,017,570
1.625%, 5/31/23	400,000	391,128
1.375%, 6/30/23	400,000	385,125
1.250%, 7/31/23	500,000	477,367
2.500%, 8/15/23	775,000	795,344
1.375%, 8/31/23	350,000	336,227
1.375%, 9/30/23	450,000	431,856
1.625%, 10/31/23	625,000	608,721
2.750%, 11/15/23	1,000,000	1,040,844
2.125%, 11/30/23	500,000	501,676
2.250%, 12/31/23	450,000	454,447
2.250%, 1/31/24	200,000	201,881
2.750%, 2/15/24	837,000	870,774
2.125%, 2/29/24	350,000	350,410
2.125%, 3/31/24	3,889,000	3,891,309
2.000%, 4/30/24	3,949,000	3,918,981
2.500%, 5/15/24	1,137,000	1,164,714
2.000%, 5/31/24	3,121,000	3,095,374
2.000%, 6/30/24	475,000	470,807
2.375%, 8/15/24	1,100,000	1,116,844
2.250%, 11/15/24	1,100,000	1,106,102
2.000%, 2/15/25	1,150,000	1,134,205
2.125%, 5/15/25	1,125,000	1,117,951
2.000%, 8/15/25	1,125,000	1,105,787
2.250%, 11/15/25	1,100,000	1,100,249
1.625%, 2/15/26	1,200,000	1,140,422
1.625%, 5/15/26	1,200,000	1,137,628
1.500%, 8/15/26	950,000	888,814
2.000%, 11/15/26	3,154,000	3,075,668

2.250%, 2/15/27	$3,112,000	$3,097,680
2.375%, 5/15/27	1,119,800	1,126,974

Total U.S. Treasury Obligations		195,929,370

Total Long-Term Debt Securities (110.7%) (Cost $842,952,250)		831,683,324

SHORT-TERM INVESTMENTS:
Commercial Paper (1.1%)
ANZ New Zealand Int’l Ltd.
1.66%, 1/9/18 (n)(p)	800,000	792,940
Credit Suisse AG
1.16%, 7/3/17 (n)(p)	1,000,000	999,903
Deutsche Telekom AG
1.32%, 7/27/17 (n)(p)	1,400,000	1,398,616
Enbridge Energy Partners LP
1.36%, 8/11/17 (n)(p)	1,100,000	1,098,261
Entergy Corp.
1.50%, 7/14/17 (n)(p)	300,000	299,825
1.54%, 7/21/17 (n)(p)	1,200,000	1,198,926
Sempra Global
1.54%, 8/23/17 (n)(p)	1,100,000	1,097,466
Viacom, Inc.
1.50%, 8/4/17 (n)(p)	1,200,000	1,198,258

Total Commercial Paper		8,084,195

Foreign government treasury bills (0.2%)
Argentina Treasury Bills
4.97%, 10/27/17 (p)	1,200,000	1,180,884
3.04%, 2/9/18 (p)	400,000	392,671

Total Foreign government treasury bills		1,573,555

	Number of Shares	Value (Note 1)
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	6,870,564	6,872,626

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $255,000. (xx)	$250,000	250,000

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $800,075, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $816,000. (xx)	$800,000	$800,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $350,045, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $389,138. (xx)	350,000	350,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182. (xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $408,001. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,799,270, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,835,079. (xx)	1,799,098	1,799,098
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $300,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	$300,000	$300,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $300,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $306,200. (xx)	300,000	300,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $500,056, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $510,059. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $255,000. (xx)	250,000	250,000

Total Repurchase Agreements		5,349,098

U.S. Government Agency Securities (1.8%)
FHLB
0.66%, 7/14/17 (o)(p)	200,000	199,948
0.73%, 7/20/17 (o)(p)	6,200,000	6,197,499
0.75%, 7/25/17 (o)(p)	2,000,000	1,998,956
0.88%, 8/28/17 (o)(p)	4,800,000	4,793,053
Resolution Funding Corp.
1.36%, 7/15/18 (o)(p)	27,000	26,621

Total U.S. Government Agency Securities		13,216,077

Total Short-Term Investments (4.7%) (Cost $35,099,995)		35,095,551

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
August 2017 @ $109.50*	38	—
August 2017 @ $111.00*	167	—
5 Year U.S. Treasury Notes
August 2017 @ $109.25*	278	—

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Contracts	Value (Note 1)

Euro-Bund
August 2017 @ EUR146.00*	53	$605
Eurodollar
October 2017 @ $98.00*	161	17,107
March 2018 @ $98.25*	93	7,556

Total Options Purchased (0.0%) (Cost $57,214)		25,268

Total Investments Before Options Written and Securities Sold Short (115.4%) (Cost $878,109,459)		866,804,143

OPTIONS WRITTEN:
Call Option Written (0.0%)
Eurodollar
March 2018 @ $98.75*	(93)	(3,487)

Put Options Written (0.0%)
Eurodollar 1 Year Mid-Curve Futures
October 2017 @ $97.50*	(81)	(1,013)
October 2017 @ $97.63*	(161)	(3,019)

		(4,032)

Total Options Written (0.0%) (Premiums Received $20,706)		(7,519)

Total Investments before Securities Sold Short (115.4%) (Cost $878,088,753)		866,796,624

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-2.4%)
FHLMC
3.000%, 7/15/47 TBA	$(3,092,608)	(3,085,964)
3.000%, 8/15/47 TBA	(2,787,000)	(2,776,658)
FNMA
3.000%, 7/25/32 TBA	(202,000)	(207,287)
3.500%, 7/25/32 TBA	(208,000)	(216,401)
3.000%, 8/25/32 TBA	(32,000)	(32,803)
3.500%, 8/25/32 TBA	(100,000)	(103,965)
3.000%, 7/25/47 TBA	(7,252,377)	(7,242,744)
3.000%, 8/25/47 TBA	(3,500,000)	(3,489,883)
4.000%, 8/25/47 TBA	(18,000)	(18,887)
4.500%, 8/25/47 TBA	(111,000)	(118,900)
6.000%, 8/25/47 TBA	(38,000)	(42,756)
GNMA
4.500%, 7/15/47 TBA	(3,000)	(3,188)
4.000%, 8/15/47 TBA	(597,000)	(627,269)

Total Securities Sold Short (-2.4%) (Proceeds Received $18,057,622)		(17,966,705)

Total Investments after Options Written and Securities Sold Short (113.0%) (Cost $860,031,131)		848,829,919
Other Assets Less Liabilities (-13.0%)		(97,818,141)

Net Assets (100%)		$751,011,778

*	Non-income producing.
†	Securities (totaling $308,381 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $111,362,604 or 14.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $179,545.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $14,462,830 or 1.9% of net assets.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2017, the market value of these securities amounted to $7,045,232 or 0.9% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2017.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $496,189.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $5,226,807. This was secured by cash collateral of $5,349,098 which was subsequently invested in joint repurchase agreements with a total value of $5,349,098, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2017.
(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

CLO	—	Collateralized Loan Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

MXN	— Mexican Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	267	September-17	$33,617,035	$33,516,844	$(100,191)
2 Year U.S. Treasury Notes	6	September-17	1,297,366	1,296,656	(710)
5 Year U.S. Treasury Notes	329	September-17	38,855,737	38,768,024	(87,713)
Euro-Bund	52	September-17	9,691,918	9,613,751	(78,167)
U.S. Treasury Long Bond	75	September-17	11,453,182	11,526,563	73,381

					$(193,400)

Sales
10 Year Canadian Bond	19	September-17	$2,114,818	$2,059,261	$55,557
10 Year Japanese Government Bond	11	September-17	14,729,964	14,680,685	49,279
10 Year U.S. Treasury Notes	144	September-17	18,204,795	18,076,500	128,295
5 Year U.S. Treasury Notes	44	September-17	5,200,940	5,184,781	16,159
90 Day Eurodollar	24	September-17	5,916,603	5,918,700	(2,097)
90 Day Eurodollar	76	December-17	18,745,547	18,719,750	25,797
90 Day Eurodollar	23	March-18	5,664,675	5,660,300	4,375
90 Day Eurodollar	75	June-18	18,453,649	18,443,438	10,211
90 Day Eurodollar	30	December-18	7,359,818	7,365,000	(5,182)
90 Day Eurodollar	43	March-19	10,541,135	10,550,588	(9,453)
Euro-Bobl	26	September-17	3,921,656	3,910,950	10,706
Euro-OAT	120	September-17	20,511,078	20,350,372	160,706
Long Gilt	81	September-17	13,446,747	13,247,440	199,307
U.S. Ultra Bond	6	September-17	982,407	995,250	(12,843)

					$630,817

					$437,417

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/5/17	HSBC Bank plc	3,861	$5,028,760	$4,952,030	$76,730
British Pound vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	1,782	2,320,965	2,271,160	49,805
British Pound vs. U.S. Dollar, expiring 7/5/17	Goldman Sachs & Co.	1,796	2,339,200	2,284,877	54,323
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Deutsche Bank AG	97	15,141	14,880	261
Danish Krone vs. U.S. Dollar, expiring 7/2/18	JPMorgan Chase Bank	276	43,322	42,564	758
Danish Krone vs. U.S. Dollar, expiring 10/1/18	JPMorgan Chase Bank	52	8,210	8,064	146
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	2,778	3,172,893	3,108,401	64,492
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	177	202,160	197,725	4,435
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Barclays Bank plc	810	925,141	921,699	3,442
European Union Euro vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	455	519,678	511,026	8,652
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Barclays Bank plc	253	289,418	288,906	512

See Notes to Financial Statements.

1275

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	174,200	$1,548,788	$1,579,748	$(30,960)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	207,300	1,843,077	1,886,871	(43,794)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	Goldman Sachs & Co.	121,400	1,079,351	1,094,938	(15,587)
Japanese Yen vs. U.S. Dollar, expiring 8/2/17	Goldman Sachs & Co.	537,400	4,784,092	4,803,417	(19,325)
Mexican Peso vs. U.S. Dollar, expiring 8/8/17	Barclays Bank plc	1,786	97,836	92,624	5,212
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	191	138,898	137,968	930
Swiss Franc vs. U.S. Dollar, expiring 8/15/17	Deutsche Bank AG	638	667,159	667,931	(772)
Swiss Franc vs. U.S. Dollar, expiring 8/15/17	Goldman Sachs & Co.	366	382,727	365,289	17,438

					$176,698

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/5/17	HSBC Bank plc	3,861	$4,952,029	$5,028,759	$(76,730)
British Pound vs. U.S. Dollar, expiring 7/5/17	HSBC Bank plc	3,861	4,952,030	5,028,759	(76,729)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	10,403	1,530,145	1,623,867	(93,722)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	6,363	934,704	993,239	(58,535)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	924	135,985	144,233	(8,248)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	4,697	687,429	733,183	(45,754)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	6,262	917,307	977,473	(60,166)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	310	45,322	48,390	(3,068)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	10,807	1,586,666	1,686,930	(100,264)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	408	59,936	63,687	(3,751)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	10,956	1,630,780	1,710,188	(79,408)
Danish Krone vs. U.S. Dollar, expiring 7/2/18	HSBC Bank plc	11,830	1,785,353	1,856,851	(71,498)
Danish Krone vs. U.S. Dollar, expiring 7/2/18	Goldman Sachs & Co.	5,230	808,858	820,907	(12,049)
Danish Krone vs. U.S. Dollar, expiring 10/2/18	JPMorgan Chase Bank	3,385	522,063	534,508	(12,445)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	Bank of America	4,148	4,662,352	4,737,638	(75,286)
European Union Euro vs. U.S. Dollar, expiring 7/5/17	JPMorgan Chase Bank	72	81,003	82,235	(1,232)
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Barclays Bank plc	810	923,052	926,594	(3,542)
Japanese Yen vs. U.S. Dollar, expiring 7/5/17	Deutsche Bank AG	18,400	165,795	163,592	2,203
Korean Won vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	5,254,905	4,654,683	4,597,973	56,710
Malaysian Ringgit vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	740	173,884	171,930	1,954
Mexican Peso vs. U.S. Dollar, expiring 9/20/17	Deutsche Bank AG	5,385	297,300	293,094	4,206
Mexican Peso vs. U.S. Dollar, expiring 9/20/17	Royal Bank of Scotland	7,196	396,400	391,618	4,782
Mexican Peso vs. U.S. Dollar, expiring 9/20/17	Royal Bank of Scotland	5,390	297,300	293,345	3,955
Russian Ruble vs. U.S. Dollar, expiring 9/14/17	HSBC Bank plc	1,246	20,995	20,810	185
Russian Ruble vs. U.S. Dollar, expiring 9/14/17	Credit Suisse	312	5,184	5,216	(32)
Russian Ruble vs. U.S. Dollar, expiring 9/14/17	Bank of New York Mellon Corp. (The)	27,300	471,316	455,865	15,451
Russian Ruble vs. U.S. Dollar, expiring 9/14/17	Credit Suisse	961	15,740	16,047	(307)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	HSBC Bank plc	5,135	3,720,704	3,734,219	(13,515)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	191	138,095	138,898	(803)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	191	137,968	138,898	(930)
Swedish Krona vs. U.S. Dollar, expiring 8/15/17	Deutsche Bank AG	18,240	2,102,940	2,170,306	(67,366)
Swedish Krona vs. U.S. Dollar, expiring 8/15/17	Goldman Sachs & Co.	15,540	1,787,392	1,849,044	(61,652)
Taiwan Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	197,868	6,519,526	6,522,430	(2,904)

					$(840,490)

					$(663,792)

See Notes to Financial Statements.

1276

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Options Written:

Options written for the six months ended June 30, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2017	—	$—
Options Written	638	101,783
Options Terminated in Closing Purchase Transactions	(303)	(81,077)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2017	335	$20,706

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$81,727,032	$—	$81,727,032
Collateralized Mortgage Obligations	—	99,648,967	—	99,648,967
Commercial Mortgage-Backed Securities	—	34,168,479	—	34,168,479
Corporate Bonds
Consumer Discretionary	—	15,391,951	—	15,391,951
Consumer Staples	—	6,506,283	—	6,506,283
Energy	—	11,916,262	—	11,916,262
Financials	—	104,871,786	308,381	105,180,167
Health Care	—	13,230,380	—	13,230,380
Industrials	—	7,576,512	—	7,576,512
Information Technology	—	14,185,024	—	14,185,024
Materials	—	3,004,491	—	3,004,491
Real Estate	—	6,265,531	—	6,265,531
Telecommunication Services	—	6,123,775	—	6,123,775
Utilities	—	7,572,444	—	7,572,444
Foreign Government Securities	—	11,536,079	—	11,536,079
Forward Currency Contracts	—	376,582	—	376,582
Futures	733,773	—	—	733,773
Loan Participations
Financials	—	1,305,108	—	1,305,108
Industrials	—	604,703	—	604,703
Mortgage-Backed Securities	—	192,943,642	—	192,943,642
Municipal Bonds	—	6,324,246	—	6,324,246
Options Purchased
Put Options	25,268	—	—	25,268

See Notes to Financial Statements.

1277

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Commercial Paper	$—	$8,084,195	$—	$8,084,195
Foreign government treasury bills	—	1,573,555	—	1,573,555
Investment Companies	6,872,626	—	—	6,872,626
Repurchase Agreements	—	5,349,098	—	5,349,098
U.S. Government Agency Securities	—	13,216,077	—	13,216,077
Supranational	—	5,347,698	—	5,347,698
U.S. Government Agency Securities	—	5,195,180	—	5,195,180
U.S. Treasury Obligations	—	195,929,370	—	195,929,370

Total Assets	$7,631,667	$859,974,450	$308,381	$867,914,498

Liabilities:
Forward Currency Contracts	$—	$(1,040,374)	$—	$(1,040,374)
Futures	(296,356)	—	—	(296,356)
Mortgage-Backed Securities	—	(17,966,705)	—	(17,966,705)
Options Written
Call Options	(3,487)	—	—	(3,487)
Put Options	(4,032)	—	—	(4,032)

Total Liabilities	$(303,875)	$(19,007,079)	$—	$(19,310,954)

Total	$7,327,792	$840,967,371	$308,381	$848,603,544

(a)	A security with a market value of $206,175 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets Unrealized appreciation	$759,041	*
Foreign exchange contracts	Receivables	376,582

Total		$1,135,623

	Liability Derivatives
Interest rate contracts	Payables, Net assets Unrealized depreciation	$(303,875	)*
Foreign exchange contracts	Payables	(1,040,374)

Total		$(1,344,249)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1278

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(15,679)	$497,665	$—	$481,986
Foreign exchange contracts	—	—	(262,254)	(262,254)

Total	$(15,679)	$497,665	$(262,254)	$219,732

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(16,570)	$533,350	$—	$516,780
Foreign exchange contracts	—	—	(1,659,956)	(1,659,956)

Total	$(16,570)	$533,350	$(1,659,956)	$(1,143,176)

^ The Portfolio held forward foreign currency contracts, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $67,100,000 during the six months ended June 30, 2017, option contracts with an average notional balance of approximately $26,000 during the six months ended June 30, 2017, and futures contracts with an average notional balance of approximately $200,588,000 respectively, during the six months ended June 30, 2017.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$68,927	$(68,927)	$—	$—
Bank of New York Mellon Corp. (The)	15,451	—	—	15,451
Barclays Bank plc	9,166	(3,542)	—	5,624
Deutsche Bank AG	6,670	(6,670)	—	—
Goldman Sachs & Co.	71,761	(71,761)	—	—
HSBC Bank plc	76,915	(76,915)	—	—
JPMorgan Chase Bank	118,955	(118,955)	—	—
Royal Bank of Scotland	8,737	—	—	8,737

Total	$376,582	$(346,770)	$—	$29,812

See Notes to Financial Statements.

1279

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$344,779	$(68,927)	$—	$275,852
Barclays Bank plc	3,542	(3,542)	—	—
Credit Suisse	339	—	—	339
Deutsche Bank AG	68,138	(6,670)	—	61,468
Goldman Sachs & Co.	108,613	(71,761)	—	36,852
HSBC Bank plc	238,472	(76,915)	—	161,557
JPMorgan Chase Bank	276,491	(118,955)	—	157,536

Total	$1,040,374	$(346,770)	$—	$693,604

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	1.28%	6/8/2017	7/7/2017	$894,688	$(893,199)
BNP Paribas SA	1.28	6/8/2017	7/7/2017	2,640,688	(2,636,758)
Merrill Lynch	1.88	5/1/2017	7/3/2017	6,010,313	(6,010,098)
Merrill Lynch	1.75	5/31/2017	7/3/2017	2,489,844	(2,489,662)
Merrill Lynch	1.25	5/31/2017	7/3/2017	2,994,141	(2,994,008)
Merrill Lynch	1.88	5/1/2017	7/5/2017	5,698,219	(5,698,035)
Merrill Lynch	1.75	5/31/2017	7/5/2017	2,882,555	(2,882,446)
Merrill Lynch	1.25	5/31/2017	7/5/2017	3,392,164	(3,392,120)

					$(26,996,326)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2017, was approximately $120,849,000 at a weighted average interest rate of 1.64%.
(2)	Payable for sale-buyback transactions includes $6,286 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2017:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(3,529,957)	$3,538,753	$8,796
Merrill Lynch	(23,466,369)	11,267,261	(12,199,108)

	$(26,996,326)	$14,806,014	$(12,190,312)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$3,529,957	$—	$—	$3,529,957
U.S. Treasury Notes	—	23,466,369	—	—	23,466,369
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$26,996,326	$—	$—	$26,996,326

Gross amount of recognized liabilities for sale-buybacks					$26,996,326

See Notes to Financial Statements.

1280

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,320,364,292
Long-term U.S. government debt securities	197,121,255

$1,517,485,547

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,273,647,622
Long-term U.S. government debt securities	192,804,651

$1,466,452,273

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,480,425
Aggregate gross unrealized depreciation	(22,812,917)

Net unrealized depreciation	$(12,332,492)

Federal income tax cost of investments	$879,136,635

See Notes to Financial Statements.

1281

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $872,760,361)	$861,455,045
Repurchase Agreements (Cost $5,349,098)	5,349,098
Cash	7,283,729
Foreign cash (Cost $663,678)	666,588
Cash held as collateral at broker	1,331,000
Receivable for forward commitments	165,370,145
Receivable for securities sold	23,680,165
Due from Custodian	5,878,553
Dividends, interest and other receivables	3,720,635
Unrealized appreciation on forward foreign currency contracts	376,582
Due from broker for futures variation margin	269,703
Receivable from Separate Accounts for Trust shares sold	58,901
Security lending income receivable	1,341
Other assets	8,026

Total assets	1,075,449,511

LIABILITIES
Payable for forward commitments	241,808,848
Payable for sale-buyback financing transactions	26,996,326
Payable for securities purchased	24,575,169
Securities sold short (Proceeds received $18,057,622)	17,966,705
Due to Custodian	5,561,681
Payable for return of collateral on securities loaned	5,349,098
Unrealized depreciation on forward foreign currency contracts	1,040,374
Investment management fees payable	276,305
Payable to Separate Accounts for Trust shares redeemed	209,278
Administrative fees payable	75,520
Distribution fees payable – Class IB	57,766
Payable for return of cash collateral on forward commitments	20,000
Trustees’ fees payable	12,642
Options written, at value (Premiums received $20,706)	7,519
Distribution fees payable – Class IA	6,998
Other liabilities	247,471
Accrued expenses	226,033

Total liabilities	324,437,733

NET ASSETS	$751,011,778

Net assets were comprised of:
Paid in capital	$767,672,472
Accumulated undistributed net investment income (loss)	(216,551)
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(5,041,538)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(11,402,605)

Net assets	$751,011,778

Class IA
Net asset value, offering and redemption price per share, $33,988,619 / 3,438,270 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class IB
Net asset value, offering and redemption price per share, $280,302,628 / 28,286,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

Class K
Net asset value, offering and redemption price per share, $436,720,531 / 44,161,219 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

(x)	Includes value of securities on loan of $5,226,807.

See Notes to Financial Statements.

1282

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STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$9,696,230
Dividends	34,164
Securities lending (net)	8,266

Total income	9,738,660

EXPENSES
Investment management fees	1,958,048
Administrative fees	441,612
Distribution fees – Class IB	346,016
Custodian fees	130,682
Distribution fees – Class IA	41,361
Professional fees	39,886
Printing and mailing expenses	26,956
Trustees’ fees	8,424
Interest expense	5,230
Miscellaneous	55,110

Gross expenses	3,053,325
Less: Waiver from investment manager	(346,456)

Net expenses	2,706,869

NET INVESTMENT INCOME (LOSS)	7,031,791

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,469,448
Futures	497,665
Foreign currency transactions	(237,602)
Options written	81,063
Securities sold short	(343,971)

Net realized gain (loss)	2,466,603

Change in unrealized appreciation (depreciation) on:
Investments	7,429,585
Futures	533,350
Foreign currency translations	(1,617,773)
Options written	13,187
Securities sold short	121,856

Net change in unrealized appreciation (depreciation)	6,480,205

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,946,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,978,599

See Notes to Financial Statements.

1283

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,031,791	$14,158,771
Net realized gain (loss) on investments, securities sold short, options written, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	2,466,603	1,799,866
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	6,480,205	3,361,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,978,599	19,319,949

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(344,516)	(747,132)
Class IB	(2,873,310)	(5,903,792)
Class K	(4,680,612)	(9,078,441)

	(7,898,438)	(15,729,365)

Distributions from net realized capital gains
Class IA	—	(35,129)
Class IB	—	(278,134)
Class K	—	(384,113)

	—	(697,376)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(7,898,438)	(16,426,741)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 183,346 and 379,698 shares, respectively ]	1,805,636	3,761,402
Capital shares issued in reinvestment of dividends and distributions [ 35,060 and 78,858 shares, respectively ]	344,516	782,261
Capital shares repurchased [ (212,106) and (568,315) shares, respectively ]	(2,083,794)	(5,611,046)

Total Class IA transactions	66,358	(1,067,383)

Class IB
Capital shares sold [ 2,036,699 and 4,037,667 shares, respectively ]	20,034,782	40,171,525
Capital shares issued in reinvestment of dividends and distributions [ 291,707 and 621,811 shares, respectively ]	2,873,310	6,181,926
Capital shares repurchased [ (2,536,897) and (5,724,349) shares, respectively ]	(24,982,423)	(56,841,585)

Total Class IB transactions	(2,074,331)	(10,488,134)

Class K
Capital shares sold [ 5,436,939 and 7,039,004 shares, respectively ]	53,555,985	69,397,828
Capital shares issued in reinvestment of dividends and distributions [ 476,058 and 953,428 shares, respectively ]	4,680,612	9,462,554
Capital shares repurchased [ (2,456,699) and (4,627,184) shares, respectively ]	(24,170,488)	(45,922,556)

Total Class K transactions	34,066,109	32,937,826

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,058,136	21,382,309

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,138,297	24,275,517
NET ASSETS:
Beginning of period	710,873,481	686,597,964

End of period (a)	$751,011,778	$710,873,481

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(216,551)	$650,096

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CASH FLOWS

For the Six Months Period Ended June 30, 2017

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$8,080,161
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(1,335,194,141)
Proceeds from disposition of investment securities	1,274,663,465
Covers of investment securities sold short	(182,291,406)
Proceeds from investment securities sold short	191,694,581
Proceeds/(Purchases) of short-term investments, net	3,937,727
Purchases of collateral for securities on loan, net	4,904,419
Decrease in premuims received on written options	20,706
Change in unrealized (appreciation)/depreciation on investments	(7,429,585)
Change in unrealized (appreciation)/depreciation on securities sold short	(121,856)
Change in unrealized (appreciation)/depreciation on written options	(13,187)
Net realized (gain)/ loss on investments	(2,469,448)
Net realized (gain)/ loss on investment securities sold short	343,971
Increase in payable for forward commitments	58,785,547
Decrease in payable for securities purchased	10,323,979
Increase in unrealized appreciation on forward foreign currency contracts	1,459,846
Increase in unrealized depreciation on forward foreign currency contracts	200,110
Decrease in investment management fees payable	21,279
Increase in payable for return of cash collateral on forward currency commitments	20,000
Net amortization (accretion) of income	24,590
Increase in security lending income receivable	5,710
Increase in administrative fees payable	1,339
Increase in distribution fees payable – Class IA	(324)
Increase in Trustees’ fees payable	(363)
Increase in distribution fees payable – Class IB	(952)
Increase in accrued expenses	(1,365)
Increase in other assets	(5,620)
Increase in due from broker for futures variation margin	(103,149)
Decrease in dividends, interest and other receivables	(108,943)
Decrease in cash held as collateral at broker	(433,000)
Increase in payable for return of collateral on securities loaned	(4,904,419)
Decrease in receivable for securities sold	(10,506,922)
Increase in receivable for forward commitments	(69,258,331)

Net cash provided (used) by operating activities	(58,355,581)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	75,367,449
Payment for shares redeemed	(51,798,737)
Due to/from custodian	(316,872)
Proceeds from sale-buyback transactions	479,737,724
Payments on sale-buyback transactions	(479,728,881)
Increase in payable for sale-buyback financing transactions	21,105,068
Distribution Reinvested	7,898,438

Net cash provided (used) by financing activities	52,264,189

Net increase/(decrease) in cash	(6,091,392)

Cash:
Beginning of period (including foreign currency of $327,433)	14,041,709

End of period (including foreign currency of $666,588)	$7,950,317

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2017, the Portfolio paid $5,230 in interest expense.

See Notes to Financial Statements.

1285

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.78	$9.74	$9.91	$9.87	$10.29	$10.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.18	0.16	0.17	0.15	0.19
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.08	(0.14)	0.19	(0.38)	0.38

Total from investment operations	0.21	0.26	0.02	0.36	(0.23)	0.57

Less distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.19)	(0.21)	(0.16)	(0.22)
Distributions from net realized gains	—	(0.01)	—	(0.11)	(0.03)	(0.50)

Total dividends and distributions	(0.10)	(0.22)	(0.19)	(0.32)	(0.19)	(0.72)

Net asset value, end of period	$9.89	$9.78	$9.74	$9.91	$9.87	$10.29

Total return (b)	2.18%	2.64%	0.21%	3.60%	(2.33)%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,989	$33,551	$34,482	$36,937	$37,566	$41,985
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%	0.94%	0.96%	1.01%**	1.00%	0.98%
Before waivers (a)(f)	1.00%	1.00%	0.97%	1.02%**	1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.83%	1.86%	1.59%	1.67%	1.52%	1.77%
Before waivers (a)(f)	1.74%	1.80%	1.58%	1.66%	1.52%	1.77%
Portfolio turnover rate (z)^	185%	298%	379%	264%	410%	376%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.80	$9.76	$9.94	$9.89	$10.31	$10.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.19	0.16	0.17	0.15	0.19
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.07	(0.15)	0.20	(0.38)	0.38

Total from investment operations	0.21	0.26	0.01	0.37	(0.23)	0.57

Less distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.19)	(0.21)	(0.16)	(0.22)
Distributions from net realized gains	—	(0.01)	—	(0.11)	(0.03)	(0.50)

Total dividends and distributions	(0.10)	(0.22)	(0.19)	(0.32)	(0.19)	(0.72)

Net asset value, end of period	$9.91	$9.80	$9.76	$9.94	$9.89	$10.31

Total return (b)	2.17%	2.63%	0.11%	3.70%	(2.31)%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$280,303	$279,239	$288,464	$291,789	$291,699	$1,776,443
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%	0.94%	0.96%	1.01%**	1.00%	0.98%
Before waivers (a)(f)	1.00%	1.00%	0.97%	1.02%**	1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.83%	1.86%	1.59%	1.67%	1.52%	1.76%
Before waivers (a)(f)	1.74%	1.80%	1.58%	1.66%	1.52%	1.76%
Portfolio turnover rate (z)^	185%	298%	379%	264%	410%	376%

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.78	$9.74	$9.91	$9.87	$10.29	$10.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.21	0.18	0.19	0.18	0.22
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.07	(0.14)	0.19	(0.39)	0.38

Total from investment operations	0.22	0.28	0.04	0.38	(0.21)	0.60

Less distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.21)	(0.23)	(0.18)	(0.25)
Distributions from net realized gains	—	(0.01)	—	(0.11)	(0.03)	(0.50)

Total dividends and distributions	(0.11)	(0.24)	(0.21)	(0.34)	(0.21)	(0.75)

Net asset value, end of period	$9.89	$9.78	$9.74	$9.91	$9.87	$10.29

Total return (b)	2.30%	2.89%	0.44%	3.86%	(2.08)%	5.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$436,721	$398,084	$363,652	$340,869	$372,956	$376,965
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%	0.69%	0.71%	0.76%**	0.75%	0.72%
Before waivers (a)(f)	0.75%	0.75%	0.72%	0.77%**	0.75%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.08%	2.11%	1.84%	1.92%	1.77%	2.06%
Before waivers (a)(f)	1.99%	2.05%	1.83%	1.91%	1.77%	2.06%
Portfolio turnover rate (z)^	185%	298%	379%	264%	410%	376%
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Interest Expense of 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1287

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	27.7%
Industrials	18.5
Health Care	18.3
Consumer Discretionary	15.3
Repurchase Agreements	10.4
Financials	7.0
Materials	4.6
Real Estate	2.1
Consumer Staples	2.0
Energy	2.0
Investment Companies	1.8
Telecommunication Services	0.5
Utilities	0.2
Cash and Other	(10.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,121.62	$5.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,121.00	5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,121.95	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1288

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (0.7%)
Cooper-Standard Holdings, Inc.*	157	$15,837
Dana, Inc.	2,903	64,824
Dorman Products, Inc.*	1,131	93,613
Fox Factory Holding Corp.*	1,454	51,762
Gentex Corp.	7,516	142,579
Gentherm, Inc.*	1,176	45,629
Horizon Global Corp.*	1,027	14,748
LCI Industries	993	101,683
Lear Corp.	2,360	335,308
Shiloh Industries, Inc.*	205	2,407
Standard Motor Products, Inc.	566	29,557
Tenneco, Inc.	4,826	279,087
Visteon Corp.*	1,321	134,821

		1,311,855

Automobiles (0.3%)
Tesla, Inc. (x)*	695	251,319
Thor Industries, Inc.	2,049	214,161
Winnebago Industries, Inc.	1,103	38,605

		504,085

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,892	62,550
Pool Corp.	1,658	194,931

		257,481

Diversified Consumer Services (1.6%)
Bridgepoint Education, Inc.*	634	9,358
Bright Horizons Family Solutions, Inc.*	8,476	654,431
Capella Education Co.	454	38,862
Carriage Services, Inc.	254	6,848
Chegg, Inc. (x)*	3,438	42,253
Collectors Universe, Inc.	282	7,008
Grand Canyon Education, Inc.*	13,703	1,074,451
H&R Block, Inc.	1,327	41,018
Houghton Mifflin Harcourt Co.*	2,907	35,756
Laureate Education, Inc., Class A*	14,200	248,926
Liberty Tax, Inc.	30	389
Service Corp. International	7,537	252,113
ServiceMaster Global Holdings, Inc.*	5,563	218,014
Sotheby’s*	1,573	84,423
Strayer Education, Inc.	439	40,924
Weight Watchers International, Inc.*	1,067	35,659

		2,790,433

Hotels, Restaurants & Leisure (4.8%)
Aramark	4,278	175,312
BJ’s Restaurants, Inc.*	869	32,370
Bloomin’ Brands, Inc.	4,091	86,852
Bob Evans Farms, Inc.	822	59,044
Bojangles’, Inc.*	684	11,115
Boyd Gaming Corp.	3,088	76,613
Brinker International, Inc. (x)	1,540	58,674
Buffalo Wild Wings, Inc.*	4,446	563,308
Caesars Entertainment Corp.*	296	3,552

Cheesecake Factory, Inc. (The)	1,825	$91,798
Choice Hotels International, Inc.	1,389	89,243
Churchill Downs, Inc.	560	102,648
Chuy’s Holdings, Inc.*	719	16,825
ClubCorp Holdings, Inc.	2,677	35,069
Cracker Barrel Old Country Store, Inc. (x)	797	133,298
Dave & Buster’s Entertainment, Inc.*	12,444	827,650
Denny’s Corp.*	2,089	24,588
DineEquity, Inc. (x)	416	18,325
Domino’s Pizza, Inc.	1,990	420,945
Dunkin’ Brands Group, Inc.	3,810	210,007
Eldorado Resorts, Inc.*	1,908	38,160
Empire Resorts, Inc. (x)*	111	2,653
Extended Stay America, Inc.	3,814	73,839
Fiesta Restaurant Group, Inc.*	46	950
Golden Entertainment, Inc.*	125	2,589
Habit Restaurants, Inc. (The), Class A (x)*	8,502	134,332
Hilton Grand Vacations, Inc.*	11,908	429,402
Hilton Worldwide Holdings, Inc.	13,685	846,416
ILG, Inc.	382	10,501
Intrawest Resorts Holdings, Inc.*	433	10,279
Jack in the Box, Inc.	1,039	102,342
La Quinta Holdings, Inc.*	756	11,166
Lindblad Expeditions Holdings, Inc.*	884	9,282
Marcus Corp. (The)	640	19,328
Marriott Vacations Worldwide Corp.	803	94,553
Melco Resorts & Entertainment Ltd. (ADR)	25,269	567,289
Nathan’s Famous, Inc.*	93	5,859
Noodles & Co. (x)*	366	1,427
Panera Bread Co., Class A*	879	276,569
Papa John’s International, Inc.	1,137	81,591
Penn National Gaming, Inc.*	439	9,395
Pinnacle Entertainment, Inc.*	1,511	29,857
Planet Fitness, Inc., Class A	28,847	673,289
Potbelly Corp.*	201	2,312
Red Robin Gourmet Burgers, Inc.*	502	32,756
Red Rock Resorts, Inc., Class A	2,783	65,540
Ruth’s Hospitality Group, Inc.	1,220	26,535
Scientific Games Corp., Class A*	2,104	54,914
SeaWorld Entertainment, Inc.	2,812	45,751
Shake Shack, Inc., Class A (x)*	898	31,322
Six Flags Entertainment Corp.	2,950	175,850
Sonic Corp.	967	25,616
Texas Roadhouse, Inc.	2,753	140,265
Vail Resorts, Inc.	4,427	897,927
Wendy’s Co. (The)	7,654	118,714
Wingstop, Inc. (x)	12,094	373,705
Zoe’s Kitchen, Inc. (x)*	5,859	69,781

		8,529,292

Household Durables (1.2%)
Cavco Industries, Inc.*	349	45,248
Century Communities, Inc.*	50	1,240
GoPro, Inc., Class A (x)*	4,324	35,154

See Notes to Financial Statements.

1289

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Helen of Troy Ltd.*	506	$47,615
Hooker Furniture Corp.	466	19,176
Hovnanian Enterprises, Inc., Class A*	1,097	3,072
Installed Building Products, Inc.*	889	47,073
iRobot Corp. (x)*	1,092	91,881
KB Home	11,801	282,870
La-Z-Boy, Inc.	908	29,510
Leggett & Platt, Inc.	4,394	230,817
LGI Homes, Inc. (x)*	467	18,764
M/I Homes, Inc.*	11,488	327,981
MDC Holdings, Inc.	702	24,802
Meritage Homes Corp.*	113	4,769
NVR, Inc.*	137	330,253
PICO Holdings, Inc.*	149	2,608
PulteGroup, Inc.	3,387	83,083
Taylor Morrison Home Corp., Class A*	2,507	60,193
Tempur Sealy International, Inc.*	732	39,081
Toll Brothers, Inc.	2,930	115,764
TopBuild Corp.*	910	48,294
TRI Pointe Group, Inc.*	394	5,197
Tupperware Brands Corp.	2,113	148,396
Universal Electronics, Inc.*	588	39,308
William Lyon Homes, Class A*	167	4,031
ZAGG, Inc.*	748	6,470

		2,092,650

Internet & Direct Marketing Retail (1.1%)
1-800-Flowers.com, Inc., Class A*	345	3,364
Duluth Holdings, Inc., Class B (x)*	8,798	160,212
Etsy, Inc.*	4,746	71,190
Expedia, Inc.	1,426	212,403
Groupon, Inc. (x)*	13,833	53,119
HSN, Inc.	1,324	42,236
Liberty Expedia Holdings, Inc., Class A*	440	23,769
Netflix, Inc.*	1,885	281,637
Nutrisystem, Inc.	1,209	62,928
Overstock.com, Inc. (x)*	322	5,249
PetMed Express, Inc.	830	33,698
Shutterfly, Inc.*	3,549	168,578
TripAdvisor, Inc.*	2,130	81,366
Wayfair, Inc., Class A (x)*	9,990	768,030

		1,967,779

Leisure Products (0.3%)
American Outdoor Brands Corp.*	2,281	50,547
Brunswick Corp.	2,998	188,065
Malibu Boats, Inc., Class A*	744	19,247
Marine Products Corp.	250	3,903
MCBC Holdings, Inc.*	757	14,799
Nautilus, Inc.*	1,235	23,650
Polaris Industries, Inc. (x)	2,435	224,580
Sturm Ruger & Co., Inc. (x)	707	43,940

		568,731

Media (1.1%)
AMC Networks, Inc., Class A*	2,213	118,196
Cable One, Inc.	195	138,626

Entravision Communications Corp., Class A	2,706	$17,860
Eros International plc (x)*	509	5,828
Global Eagle Entertainment, Inc. (x)*	20,537	73,112
Gray Television, Inc.*	1,771	24,263
IMAX Corp.*	26,423	581,305
Interpublic Group of Cos., Inc. (The)	13,812	339,774
Liberty Media Corp-Liberty Braves, Class A*	384	9,174
Liberty Media Corp-Liberty Braves, Class C*	1,415	33,917
Lions Gate Entertainment Corp., Class A*	1,353	38,182
Lions Gate Entertainment Corp., Class B*	2,675	70,299
Live Nation Entertainment, Inc.*	5,547	193,313
Loral Space & Communications, Inc.*	552	22,936
Madison Square Garden Co. (The), Class A*	65	12,799
MDC Partners, Inc., Class A (x)	678	6,712
New York Times Co. (The), Class A	4,198	74,305
Nexstar Media Group, Inc., Class A	1,867	111,647
Reading International, Inc., Class A*	154	2,484
Regal Entertainment Group, Class A	1,238	25,329
Sinclair Broadcast Group, Inc., Class A (x)	2,975	97,878
tronc, Inc.*	435	5,607
World Wrestling Entertainment, Inc., Class A (x)	1,587	32,327

		2,035,873

Multiline Retail (0.5%)
Big Lots, Inc. (x)	1,853	89,500
Nordstrom, Inc.	4,829	230,971
Ollie’s Bargain Outlet Holdings, Inc.*	12,175	518,655
Sears Holdings Corp. (x)*	60	532

		839,658

Specialty Retail (3.1%)
America’s Car-Mart, Inc. (x)*	102	3,968
Asbury Automotive Group, Inc.*	768	43,430
At Home Group, Inc.*	9,254	215,526
Boot Barn Holdings, Inc. (x)*	18,923	133,975
Burlington Stores, Inc.*	6,502	598,119
Camping World Holdings, Inc., Class A	496	15,302
Children’s Place, Inc. (The)	710	72,491
Dick’s Sporting Goods, Inc.	2,805	111,723
Five Below, Inc.*	15,742	777,183
Floor & Decor Holdings, Inc., Class A*	5,585	219,267
Foot Locker, Inc.	375	18,480
Francesca’s Holdings Corp.*	1,620	17,723
J. Jill, Inc. (x)*	438	5,383

See Notes to Financial Statements.

1290

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Lithia Motors, Inc., Class A (x)	8,906	$839,211
Lumber Liquidators Holdings, Inc.*	1,156	28,969
MarineMax, Inc.*	548	10,713
Michaels Cos., Inc. (The)*	3,657	67,728
Monro Muffler Brake, Inc. (x)	1,292	53,941
Party City Holdco, Inc. (x)*	58	908
RH (x)*	1,405	90,651
Sally Beauty Holdings, Inc.*	1,950	39,488
Select Comfort Corp.*	1,685	59,801
Sportsman’s Warehouse Holdings, Inc. (x)*	48,739	263,191
Tailored Brands, Inc. (x)	633	7,064
Tile Shop Holdings, Inc.	13,831	285,610
Ulta Beauty, Inc.*	5,354	1,538,417
Williams-Sonoma, Inc.	695	33,708
Winmark Corp.	99	12,766

		5,564,736

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.	1,976	175,765
Columbia Sportswear Co.	434	25,198
Crocs, Inc.*	2,112	16,284
Culp, Inc.	430	13,975
Deckers Outdoor Corp.*	98	6,689
Kate Spade & Co.*	5,252	97,109
Lululemon Athletica, Inc.*	3,998	238,560
Michael Kors Holdings Ltd.*	466	16,893
Oxford Industries, Inc.	263	16,435
Skechers U.S.A., Inc., Class A*	2,337	68,942
Steven Madden Ltd.*	2,440	97,478
Superior Uniform Group, Inc.	306	6,839
Wolverine World Wide, Inc.	3,887	108,875

		889,042

Total Consumer Discretionary		27,351,615

Consumer Staples (2.0%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	361	47,706
Castle Brands, Inc. (x)*	3,647	6,273
Coca-Cola Bottling Co. Consolidated	198	45,316
Craft Brew Alliance, Inc.*	532	8,964
MGP Ingredients, Inc. (x)	454	23,231
Monster Beverage Corp.*	11,974	594,869
National Beverage Corp.	479	44,815
Primo Water Corp.*	947	12,027

		783,201

Food & Staples Retailing (0.4%)
Chefs’ Warehouse, Inc. (The) (x)*	786	10,218
Performance Food Group Co.*	2,927	80,200
PriceSmart, Inc.	911	79,804
Rite Aid Corp.*	20,146	59,431
Smart & Final Stores, Inc.*	31,700	288,469
Sprouts Farmers Market, Inc.*	5,524	125,229

		643,351

Food Products (0.8%)
Amplify Snack Brands, Inc. (x)*	1,306	12,590

B&G Foods, Inc. (x)	2,689	$95,728
Blue Buffalo Pet Products, Inc.*	3,847	87,750
Calavo Growers, Inc.	648	44,744
Dean Foods Co.	181	3,077
Freshpet, Inc. (x)*	1,017	16,882
Hostess Brands, Inc.*	22,980	369,979
J&J Snack Foods Corp.	616	81,355
John B Sanfilippo & Son, Inc.	356	22,467
Lamb Weston Holdings, Inc.	1,405	61,876
Lancaster Colony Corp.	764	93,682
Landec Corp.*	225	3,341
Lifeway Foods, Inc.*	210	1,961
Limoneira Co.	148	3,497
Pilgrim’s Pride Corp.*	1,952	42,788
Tootsie Roll Industries, Inc. (x)	480	16,728
TreeHouse Foods, Inc.*	6,008	490,795

		1,449,240

Household Products (0.2%)
Central Garden & Pet Co.*	81	2,575
Central Garden & Pet Co., Class A*	168	5,043
Energizer Holdings, Inc.	2,537	121,827
HRG Group, Inc.*	4,631	82,015
Spectrum Brands Holdings, Inc.	1,015	126,915
WD-40 Co.	562	62,017

		400,392

Personal Products (0.2%)
elf Beauty, Inc. (x)*	835	22,720
Herbalife Ltd. (x)*	2,835	202,222
Inter Parfums, Inc.	356	13,047
Medifast, Inc.	457	18,952
Natural Health Trends Corp. (x)	339	9,441
Nu Skin Enterprises, Inc., Class A	581	36,510
Revlon, Inc., Class A*	126	2,986
USANA Health Sciences, Inc.*	484	31,024

		336,902

Tobacco (0.0%)
Turning Point Brands, Inc.*	209	3,206
Vector Group Ltd.	1,809	38,568

		41,774

Total Consumer Staples		3,654,860

Energy (2.0%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	4,173	227,470
Fairmount Santrol Holdings, Inc. (x)*	5,572	21,731
Keane Group, Inc.*	1,179	18,864
NCS Multistage Holdings, Inc. (x)*	415	10,450
ProPetro Holding Corp.*	666	9,297
RigNet, Inc.*	531	8,523
RPC, Inc.	2,219	44,846
Select Energy Services, Inc., Class A*	204	2,479
Smart Sand, Inc.*	767	6,834
Solaris Oilfield Infrastructure, Inc., Class A (x)*	350	4,036

See Notes to Financial Statements.

1291

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Superior Energy Services, Inc.*	41,900	$437,016
US Silica Holdings, Inc.	2,060	73,109

		864,655

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	5,587	9,051
Antero Resources Corp.*	4,675	101,027
Ardmore Shipping Corp.	497	4,051
Bonanza Creek Energy, Inc.*	83	2,632
Carrizo Oil & Gas, Inc.*	2,542	44,282
Chesapeake Energy Corp. (x)*	2,721	13,523
Diamondback Energy, Inc.*	931	82,682
Energy XXI Gulf Coast, Inc. (x)*	194	3,603
Evolution Petroleum Corp. (x)	986	7,987
Gastar Exploration, Inc. (x)*	3,247	3,007
Gulfport Energy Corp.*	598	8,821
Isramco, Inc. (x)*	38	4,347
Jagged Peak Energy, Inc. (x)*	1,291	17,235
Laredo Petroleum, Inc.*	6,685	70,326
Lilis Energy, Inc. (x)*	1,808	8,859
Matador Resources Co. (x)*	17,477	373,483
Newfield Exploration Co.*	14,854	422,744
Panhandle Oil and Gas, Inc., Class A	324	7,484
Par Pacific Holdings, Inc.*	494	8,912
Parsley Energy, Inc., Class A*	15,057	417,831
PDC Energy, Inc.*	4,844	208,825
Penn Virginia Corp. (x)*	524	19,257
Pioneer Natural Resources Co.	1,101	175,698
Resolute Energy Corp. (x)*	7,785	231,759
Rice Energy, Inc.*	3,587	95,522
Ring Energy, Inc.*	1,754	22,802
RSP Permian, Inc.*	2,741	88,452
Sanchez Energy Corp. (x)*	2,181	15,660
SilverBow Resources, Inc.*	90	2,354
SRC Energy, Inc. (x)*	30,238	203,502
Tellurian, Inc.*	2,298	23,049
Ultra Petroleum Corp. (x)*	686	7,443
Uranium Energy Corp.*	5,162	8,208

		2,714,418

Total Energy		3,579,073

Financials (7.0%)
Banks (2.8%)
Allegiance Bancshares, Inc.*	333	12,754
Ameris Bancorp	1,136	54,755
Atlantic Capital Bancshares, Inc.*	130	2,470
Bank of NT Butterfield & Son Ltd. (The)	1,580	53,878
Bank of the Ozarks, Inc.	2,180	102,177
Bankwell Financial Group, Inc.	78	2,436
Blue Hills Bancorp, Inc.	472	8,449
BSB Bancorp, Inc.*	95	2,779
Capstar Financial Holdings, Inc.*	139	2,466
Carolina Financial Corp.	435	14,059
Chemical Financial Corp.	4,511	218,378
CoBiz Financial, Inc.	160	2,784
ConnectOne Bancorp, Inc.	328	7,396
CU Bancorp*	91	3,290
Eagle Bancorp, Inc.*	1,055	66,782
East West Bancorp, Inc.	364	21,323

Equity Bancshares, Inc., Class A*	137	$4,198
FB Financial Corp. (x)*	133	4,813
First Connecticut Bancorp, Inc.	119	3,052
First Financial Bankshares, Inc.	1,677	74,123
First Foundation, Inc.*	380	6,243
First of Long Island Corp. (The)	178	5,091
First Republic Bank	4,293	429,729
Franklin Financial Network, Inc.*	110	4,538
Glacier Bancorp, Inc.	509	18,634
Green Bancorp, Inc.*	172	3,337
Guaranty Bancorp	192	5,222
Guaranty Bancshares, Inc. (x)	84	2,684
HarborOne Bancorp, Inc.*	252	5,030
Heritage Commerce Corp.	187	2,577
Home BancShares, Inc.	4,974	123,853
Howard Bancorp, Inc. (x)*	143	2,753
Huntington Bancshares, Inc.	23,862	322,614
Investar Holding Corp. (x)	114	2,611
Lakeland Financial Corp.	163	7,478
LegacyTexas Financial Group, Inc.	806	30,733
Live Oak Bancshares, Inc. (x)	850	20,570
MB Financial, Inc.	7,477	329,287
Midland States Bancorp, Inc.	75	2,514
National Bank Holdings Corp., Class A	358	11,853
National Commerce Corp.*	203	8,029
Opus Bank	598	14,472
Pacific Continental Corp.	460	11,753
Pacific Premier Bancorp, Inc.*	564	20,812
Park Sterling Corp.	718	8,530
People’s Utah Bancorp	96	2,573
Pinnacle Financial Partners, Inc.	6,633	416,552
Preferred Bank	536	28,660
Republic First Bancorp, Inc.*	445	4,116
ServisFirst Bancshares, Inc.	1,876	69,206
Signature Bank*	6,544	939,259
Stonegate Bank	124	5,726
SVB Financial Group*	4,601	808,809
Texas Capital Bancshares, Inc.*	1,573	121,750
Tompkins Financial Corp.	32	2,519
TriState Capital Holdings, Inc.*	256	6,451
Union Bankshares, Inc. (x)	149	7,078
Veritex Holdings, Inc.*	188	4,950
West Bancorp, Inc.	132	3,122
Western Alliance Bancorp*	9,791	481,717

		4,965,797

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	2,365	392,259
Artisan Partners Asset Management, Inc., Class A	1,814	55,690
BGC Partners, Inc., Class A	2,431	30,728
CBOE Holdings, Inc.	4,572	417,881
CF Corp., Class A (x)*	9,000	101,250
Cohen & Steers, Inc.	895	36,283
Cowen, Inc. (x)*	67	1,089
Diamond Hill Investment Group, Inc.	132	26,321
Donnelley Financial Solutions, Inc.*	986	22,639

See Notes to Financial Statements.

1292

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Eaton Vance Corp.	4,605	$217,909
Evercore Partners, Inc., Class A	4,810	339,105
FactSet Research Systems, Inc.	1,598	265,556
Federated Investors, Inc., Class B	1,072	30,284
Fifth Street Asset Management, Inc.	230	1,116
Financial Engines, Inc. (x)	2,397	87,730
GAMCO Investors, Inc., Class A	41	1,214
Hamilton Lane, Inc., Class A	378	8,312
Houlihan Lokey, Inc.	6,375	222,488
Investment Technology Group, Inc.	185	3,929
Ladenburg Thalmann Financial Services, Inc.*	504	1,230
Lazard Ltd., Class A	13,616	630,829
Legg Mason, Inc.	824	31,444
LPL Financial Holdings, Inc.	3,645	154,767
MarketAxess Holdings, Inc.	1,520	305,672
Medley Management, Inc., Class A	252	1,638
Moelis & Co., Class A	1,028	39,938
Morningstar, Inc.	743	58,207
MSCI, Inc.	3,685	379,518
OM Asset Management plc	2,226	33,078
Piper Jaffray Cos.	41	2,458
Pzena Investment Management, Inc., Class A	511	5,192
SEI Investments Co.	5,532	297,511
Silvercrest Asset Management Group, Inc., Class A	292	3,927
Stifel Financial Corp.*	6,396	294,088
TD Ameritrade Holding Corp.	19,476	837,272
Virtu Financial, Inc., Class A (x)	1,037	18,303
Virtus Investment Partners, Inc.	35	3,883
Westwood Holdings Group, Inc.	347	19,671
WisdomTree Investments, Inc. (x)	4,754	48,348

		5,428,757

Consumer Finance (0.5%)
Credit Acceptance Corp.*	420	107,999
Enova International, Inc.*	412	6,118
FirstCash, Inc.	365	21,280
Green Dot Corp., Class A*	1,887	72,706
LendingClub Corp.*	11,935	65,762
PRA Group, Inc.*	8,919	338,030
Synchrony Financial	11,231	334,908

		946,803

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	122	3,068
NewStar Financial, Inc.	241	2,531
Voya Financial, Inc.	425	15,678

		21,277

Insurance (0.5%)
Arthur J Gallagher & Co.	5,061	289,741
Aspen Insurance Holdings Ltd.	768	38,285
Assurant, Inc.	463	48,008
Atlas Financial Holdings, Inc.*	226	3,367
Crawford & Co., Class B	328	3,050
eHealth, Inc.*	561	10,547
Erie Indemnity Co., Class A	745	93,177

HCI Group, Inc.	187	$8,785
Health Insurance Innovations, Inc., Class A*	461	10,834
Heritage Insurance Holdings, Inc.	197	2,565
Infinity Property & Casualty Corp.	61	5,734
Investors Title Co.	48	9,285
Kinsale Capital Group, Inc.	588	21,938
Maiden Holdings Ltd.	288	3,197
National General Holdings Corp.	1,278	26,966
Primerica, Inc.	1,876	142,107
RenaissanceRe Holdings Ltd.	71	9,873
RLI Corp.	1,338	73,082
State National Cos., Inc.	1,119	20,567
Stewart Information Services Corp.	57	2,587
Third Point Reinsurance Ltd.*	1,555	21,615
Trupanion, Inc. (x)*	920	20,590
United Insurance Holdings Corp.	559	8,793
Universal Insurance Holdings, Inc. (x)	976	24,595

		899,288

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc. (x)*	1,050	24,906
Charter Financial Corp.	145	2,610
Essent Group Ltd.*	3,202	118,923
Greene County Bancorp, Inc. (x)	100	2,720
Hingham Institution for Savings	29	5,276
LendingTree, Inc. (x)*	257	44,255
Meridian Bancorp, Inc.	350	5,915
Meta Financial Group, Inc.	41	3,649
NMI Holdings, Inc., Class A*	330	3,779
Northfield Bancorp, Inc.	192	3,293
Walker & Dunlop, Inc.*	986	48,146
Waterstone Financial, Inc.	133	2,507
WSFS Financial Corp.	332	15,056

		281,035

Total Financials		12,542,957

Health Care (18.3%)
Biotechnology (5.8%)
ACADIA Pharmaceuticals, Inc. (x)*	4,000	111,560
Acceleron Pharma, Inc.*	1,113	33,824
Achaogen, Inc. (x)*	1,191	25,880
Acorda Therapeutics, Inc.*	271	5,339
Adamas Pharmaceuticals, Inc. (x)*	354	6,191
Aduro Biotech, Inc. (x)*	1,787	20,372
Advaxis, Inc. (x)*	1,425	9,248
Agenus, Inc.*	2,354	9,204
Agios Pharmaceuticals, Inc. (x)*	1,577	81,137
Aimmune Therapeutics, Inc. (x)*	1,413	29,051
Akebia Therapeutics, Inc.*	1,483	21,311
Alder Biopharmaceuticals, Inc. (x)*	5,501	62,986
Alkermes plc*	6,315	366,081
Alnylam Pharmaceuticals, Inc. (x)*	2,712	216,309
Amicus Therapeutics, Inc. (x)*	5,829	58,698

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

AnaptysBio, Inc.*	256	$6,126
Anavex Life Sciences Corp. (x)*	1,451	7,719
Arena Pharmaceuticals, Inc.*	1,243	20,969
Array BioPharma, Inc.*	27,196	227,631
Asterias Biotherapeutics, Inc. (x)*	1,117	3,965
Athersys, Inc. (x)*	4,822	7,281
Audentes Therapeutics, Inc. (x)*	537	10,273
Avexis, Inc. (x)*	4,979	409,075
Axovant Sciences Ltd. (x)*	1,211	28,083
BeiGene Ltd. (ADR) (x)*	600	27,000
Bellicum Pharmaceuticals, Inc. (x)*	798	9,321
BioCryst Pharmaceuticals, Inc. (x)*	2,745	15,262
Biohaven Pharmaceutical Holding Co. Ltd.*	1,822	45,550
BioSpecifics Technologies Corp.*	208	10,298
Bioverativ, Inc.*	4,474	269,201
Bluebird Bio, Inc.*	673	70,699
Blueprint Medicines Corp.*	5,418	274,530
Calithera Biosciences, Inc. (x)*	1,247	18,518
Cara Therapeutics, Inc. (x)*	936	14,405
Catalyst Pharmaceuticals, Inc. (x)*	2,979	8,222
ChemoCentryx, Inc.*	1,156	10,820
Clovis Oncology, Inc.*	5,060	473,768
Coherus Biosciences, Inc.*	1,547	22,199
Conatus Pharmaceuticals, Inc. (x)*	1,027	5,916
Concert Pharmaceuticals, Inc. (x)*	243	3,390
Corbus Pharmaceuticals Holdings, Inc. (x)*	1,776	11,189
Curis, Inc.*	4,631	8,753
Cytokinetics, Inc.*	1,683	20,364
CytomX Therapeutics, Inc.*	1,162	18,011
DBV Technologies SA (ADR)*	4,012	143,269
Dynavax Technologies Corp.*	35	338
Eagle Pharmaceuticals, Inc. (x)*	329	25,955
Edge Therapeutics, Inc. (x)*	8,131	83,424
Editas Medicine, Inc. (x)*	944	15,840
Emergent BioSolutions, Inc.*	643	21,804
Epizyme, Inc. (x)*	1,252	18,905
Esperion Therapeutics, Inc.*	606	28,046
Exact Sciences Corp.*	14,870	525,952
Exelixis, Inc.*	11,955	294,452
FibroGen, Inc.*	2,424	78,295
Flexion Therapeutics, Inc. (x)*	1,112	22,485
Fortress Biotech, Inc. (x)*	1,422	6,755
Foundation Medicine, Inc. (x)*	583	23,174
G1 Therapeutics, Inc.*	2,800	48,832
Genocea Biosciences, Inc. (x)*	863	4,505
Genomic Health, Inc.*	795	25,877
Geron Corp. (x)*	6,231	17,260
Global Blood Therapeutics, Inc.*	1,499	40,998
Halozyme Therapeutics, Inc. (x)*	4,453	57,087
Heron Therapeutics, Inc. (x)*	13,514	187,169
Idera Pharmaceuticals, Inc. (x)*	4,769	8,203
Ignyta, Inc. (x)*	2,011	20,814
ImmunoGen, Inc. (x)*	3,277	23,299
Immunomedics, Inc. (x)*	1,594	14,075

Incyte Corp.*	1,179	$148,448
Inovio Pharmaceuticals, Inc. (x)*	2,926	22,940
Insmed, Inc.*	2,157	37,014
Insys Therapeutics, Inc. (x)*	987	12,486
Intercept Pharmaceuticals, Inc.*	738	89,350
Intrexon Corp. (x)*	1,592	38,351
Invitae Corp. (x)*	1,515	14,483
Ionis Pharmaceuticals, Inc. (x)*	11,951	607,947
Iovance Biotherapeutics, Inc.*	15,762	115,851
Ironwood Pharmaceuticals, Inc. (x)*	5,536	104,520
Jounce Therapeutics, Inc.*	341	4,784
Karyopharm Therapeutics, Inc.*	14,502	131,243
Keryx Biopharmaceuticals, Inc. (x)*	3,466	25,059
Kite Pharma, Inc. (x)*	2,008	208,169
Kura Oncology, Inc.*	520	4,836
La Jolla Pharmaceutical Co. (x)*	709	21,107
Lexicon Pharmaceuticals, Inc. (x)*	1,711	28,146
Ligand Pharmaceuticals, Inc. (x)*	840	101,976
Loxo Oncology, Inc.*	5,540	444,253
MacroGenics, Inc.*	356	6,234
Madrigal Pharmaceuticals, Inc. (x)*	183	2,976
Matinas BioPharma Holdings, Inc. (x)*	1,887	3,189
MediciNova, Inc. (x)*	1,290	6,785
Merrimack Pharmaceuticals, Inc. (x)	3,315	4,111
MiMedx Group, Inc. (x)*	4,189	62,709
Minerva Neurosciences, Inc.*	838	7,416
Miragen Therapeutics, Inc. (x)*	382	4,939
Momenta Pharmaceuticals, Inc.*	676	11,424
Natera, Inc.*	1,376	14,943
Neurocrine Biosciences, Inc. (x)*	7,742	356,132
NewLink Genetics Corp. (x)*	1,061	7,798
Novavax, Inc. (x)*	3,785	4,353
Nymox Pharmaceutical Corp.*	679	2,988
OPKO Health, Inc. (x)*	1,407	9,258
Organovo Holdings, Inc. (x)*	3,725	9,797
Ovid therapeutics, Inc.*	194	2,035
Pfenex, Inc.*	11,400	45,714
Pieris Pharmaceuticals, Inc. (x)*	1,360	6,882
Portola Pharmaceuticals, Inc.*	1,914	107,509
Progenics Pharmaceuticals, Inc. (x)*	2,903	19,711
Protagonist Therapeutics, Inc. (x)*	267	3,020
Prothena Corp. plc (x)*	4,285	231,904
PTC Therapeutics, Inc.*	1,083	19,851
Puma Biotechnology, Inc. (x)*	1,187	103,744
Ra Pharmaceuticals, Inc.*	452	8,470
Radius Health, Inc. (x)*	1,523	68,885
REGENXBIO, Inc.*	288	5,688
Repligen Corp.*	1,443	59,798
Rigel Pharmaceuticals, Inc.*	4,853	13,249
Sage Therapeutics, Inc.*	5,602	446,143
Sangamo Therapeutics, Inc. (x)*	2,801	24,649
Sarepta Therapeutics, Inc.*	1,630	54,947
Seattle Genetics, Inc.*	3,952	204,476

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Selecta Biosciences, Inc.*	446	$8,858
Seres Therapeutics, Inc. (x)*	781	8,825
Spark Therapeutics, Inc. (x)*	946	56,514
Stemline Therapeutics, Inc. (x)*	114	1,049
Strongbridge Biopharma plc (x)*	753	5,384
Syndax Pharmaceuticals, Inc.*	290	4,051
Synergy Pharmaceuticals, Inc. (x)*	9,187	40,882
Syros Pharmaceuticals, Inc.*	476	7,659
TESARO, Inc. (x)*	3,968	554,964
TG Therapeutics, Inc. (x)*	12,058	121,183
Tocagen, Inc. (x)*	273	3,284
Ultragenyx Pharmaceutical, Inc.*	3,762	233,658
Vanda Pharmaceuticals, Inc.*	1,787	29,128
VBI Vaccines, Inc. (x)*	701	3,049
Veracyte, Inc. (x)*	915	7,622
Versartis, Inc.*	1,308	22,825
Vertex Pharmaceuticals, Inc.*	1,315	169,464
vTv Therapeutics, Inc., Class A*	363	1,804
XBiotech, Inc. (x)*	764	3,591
Xencor, Inc.*	1,606	33,903
ZIOPHARM Oncology, Inc. (x)*	5,523	34,353

		10,307,282

Health Care Equipment & Supplies (7.4%)
Abaxis, Inc.	889	47,135
ABIOMED, Inc.*	4,299	616,047
Accuray, Inc. (x)*	3,537	16,801
Align Technology, Inc.*	7,202	1,081,164
Anika Therapeutics, Inc.*	483	23,831
Antares Pharma, Inc. (x)*	5,835	18,789
AtriCure, Inc.*	1,295	31,404
Atrion Corp.	58	37,311
AxoGen, Inc.*	1,201	20,117
Cantel Medical Corp.	1,495	116,475
Cardiovascular Systems, Inc.*	1,310	42,221
Cerus Corp. (x)*	3,851	9,666
ConforMIS, Inc.*	387	1,660
Cooper Cos., Inc. (The)	1,554	372,059
Corindus Vascular Robotics, Inc. (x)*	3,622	6,737
CryoLife, Inc.*	900	17,955
Cutera, Inc.*	543	14,064
DENTSPLY SIRONA, Inc.	3,486	226,032
DexCom, Inc. (x)*	16,654	1,218,241
Edwards Lifesciences Corp.*	6,309	745,976
Endologix, Inc. (x)*	3,561	17,306
Entellus Medical, Inc. (x)*	497	8,230
FONAR Corp.*	220	6,105
GenMark Diagnostics, Inc.*	1,749	20,691
Glaukos Corp. (x)*	7,057	292,654
Globus Medical, Inc., Class A*	2,883	95,571
Haemonetics Corp.*	1,746	68,950
Hill-Rom Holdings, Inc.	2,538	202,050
Hologic, Inc.*	15,523	704,434
ICU Medical, Inc.*	442	76,245
Inogen, Inc.*	703	67,080
Insulet Corp.*	16,046	823,320
Integer Holdings Corp.*	11,370	491,753
Integra LifeSciences Holdings Corp.*	2,522	137,474

Intuitive Surgical, Inc.*	859	$803,483
iRhythm Technologies, Inc.*	9,359	397,664
K2M Group Holdings, Inc.*	1,664	40,535
Lantheus Holdings, Inc.*	997	17,597
LeMaitre Vascular, Inc.	586	18,295
Masimo Corp.*	1,848	168,501
Meridian Bioscience, Inc.	1,551	24,428
Merit Medical Systems, Inc.*	2,004	76,453
Natus Medical, Inc.*	1,349	50,318
Neogen Corp.*	6,174	426,685
Nevro Corp.*	11,086	825,131
Novocure Ltd. (x)*	2,374	41,070
NuVasive, Inc.*	2,102	161,686
NxStage Medical, Inc.*	2,651	66,461
Obalon Therapeutics, Inc. (x)*	232	2,299
OraSure Technologies, Inc.*	2,190	37,799
Orthofix International NV*	130	6,042
Oxford Immunotec Global plc*	953	16,029
Penumbra, Inc.*	6,824	598,806
Pulse Biosciences, Inc. (x)*	380	13,121
Quidel Corp.*	1,102	29,908
Quotient Ltd.*	609	4,482
ResMed, Inc.	5,779	450,011
Rockwell Medical, Inc. (x)*	1,912	15,162
RTI Surgical, Inc.*	1,619	9,471
Spectranetics Corp. (The)*	16,388	629,299
STAAR Surgical Co.*	1,620	17,496
Surmodics, Inc.*	565	15,905
Tactile Systems Technology, Inc. (x)*	361	10,317
Teleflex, Inc.	305	63,367
Utah Medical Products, Inc.	113	8,181
Varex Imaging Corp.*	1,543	52,153
ViewRay, Inc. (x)*	1,156	7,479
Viveve Medical, Inc.*	571	4,100
West Pharmaceutical Services, Inc.	3,019	285,356
Wright Medical Group NV*	4,291	117,960

		13,188,598

Health Care Providers & Services (1.4%)
Addus HomeCare Corp.*	314	11,681
Almost Family, Inc.*	136	8,384
Amedisys, Inc.*	1,164	73,111
American Renal Associates Holdings, Inc. (x)*	6,333	117,477
AMN Healthcare Services, Inc.*	1,909	74,546
BioTelemetry, Inc.*	1,123	37,564
Capital Senior Living Corp.*	984	14,967
Chemed Corp.	653	133,558
Civitas Solutions, Inc.*	663	11,603
CorVel Corp.*	383	18,173
Cross Country Healthcare, Inc.*	652	8,417
Ensign Group, Inc. (The)	1,155	25,144
Genesis Healthcare, Inc.*	2,108	3,668
HealthEquity, Inc.*	5,056	251,940
HealthSouth Corp.	3,657	176,999
Landauer, Inc.	399	20,868
LHC Group, Inc.*	610	41,413
LifePoint Health, Inc.*	256	17,190
Magellan Health, Inc.*	702	51,176

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Molina Healthcare, Inc.*	1,812	$125,354
National Research Corp., Class A	342	9,200
Patterson Cos., Inc. (x)	315	14,789
Premier, Inc., Class A*	615	22,140
Providence Service Corp. (The)*	387	19,586
R1 RCM, Inc. (x)*	3,759	14,096
RadNet, Inc.*	1,583	12,268
Select Medical Holdings Corp. (x)*	4,404	67,601
Surgery Partners, Inc.*	779	17,722
Teladoc, Inc. (x)*	12,606	437,429
Tenet Healthcare Corp. (x)*	3,357	64,924
Tivity Health, Inc.*	1,016	40,488
Triple-S Management Corp., Class B*	162	2,739
US Physical Therapy, Inc.	506	30,562
VCA, Inc.*	3,244	299,455
WellCare Health Plans, Inc.*	1,698	304,894

		2,581,126

Health Care Technology (0.8%)
athenahealth, Inc. (x)*	1,637	230,080
Castlight Health, Inc., Class B (x)*	2,465	10,230
Computer Programs & Systems, Inc.	231	7,577
Cotiviti Holdings, Inc.*	1,115	41,411
Evolent Health, Inc., Class A*	386	9,785
HealthStream, Inc.*	1,037	27,294
HMS Holdings Corp.*	2,987	55,260
Inovalon Holdings, Inc., Class A (x)*	2,573	33,835
Medidata Solutions, Inc.*	2,335	182,597
Omnicell, Inc.*	1,492	64,305
Quality Systems, Inc.*	1,371	23,595
Simulations Plus, Inc. (x)	467	5,767
Tabula Rasa HealthCare, Inc.*	357	5,373
Veeva Systems, Inc., Class A*	10,471	641,977
Vocera Communications, Inc.*	1,157	30,568

		1,369,654

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc. (x)*	1,037	28,362
Albany Molecular Research, Inc.*	1,051	22,807
Bio-Techne Corp.	1,523	178,953
Bruker Corp.	1,554	44,817
Cambrex Corp.*	1,327	79,288
Charles River Laboratories International, Inc.*	1,943	196,534
Enzo Biochem, Inc.*	1,632	18,017
Fluidigm Corp.*	1,181	4,771
ICON plc*	3,896	380,991
INC Research Holdings, Inc., Class A*	2,249	131,567
Luminex Corp.	735	15,523
NanoString Technologies, Inc. (x)*	267	4,416
NeoGenomics, Inc. (x)*	2,216	19,855
Pacific Biosciences of California, Inc. (x)*	3,345	11,908
PAREXEL International Corp.*	2,074	180,251
Patheon NV*	1,382	48,204

PerkinElmer, Inc.	861	$58,669
PRA Health Sciences, Inc.*	1,596	119,716
QIAGEN NV*	3,111	104,312

		1,648,961

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc. (x)*	5,381	145,933
Aerie Pharmaceuticals, Inc.*	1,249	65,635
Akorn, Inc.*	8,617	289,014
Amphastar Pharmaceuticals, Inc.*	1,557	27,808
ANI Pharmaceuticals, Inc.*	330	15,444
Aratana Therapeutics, Inc. (x)*	27,223	196,822
Assembly Biosciences, Inc.*	570	11,771
Catalent, Inc.*	5,164	181,256
Clearside Biomedical, Inc. (x)*	602	5,484
Collegium Pharmaceutical, Inc. (x)*	11,201	140,125
Corcept Therapeutics, Inc.*	3,718	43,872
Corium International, Inc. (x)*	15,184	113,273
Depomed, Inc.*	2,283	24,519
Dermira, Inc. (x)*	1,270	37,008
Durect Corp. (x)*	4,817	7,515
Eisai Co. Ltd.	4,420	243,842
Foamix Pharmaceuticals Ltd. (x)*	4,400	20,416
GW Pharmaceuticals plc (ADR) (x)*	1,275	127,819
Heska Corp.*	267	27,253
Innoviva, Inc. (x)*	3,203	40,998
Intersect ENT, Inc.*	1,106	30,913
Medicines Co. (The) (x)*	6,717	255,313
MyoKardia, Inc.*	661	8,659
Nektar Therapeutics*	6,068	118,629
Neos Therapeutics, Inc. (x)*	5,367	39,179
Ocular Therapeutix, Inc. (x)*	830	7,694
Omeros Corp. (x)*	1,692	33,679
Ono Pharmaceutical Co. Ltd.	11,315	246,571
Pacira Pharmaceuticals, Inc.*	1,604	76,511
Paratek Pharmaceuticals, Inc. (x)*	944	22,750
Phibro Animal Health Corp., Class A	735	27,232
Prestige Brands Holdings, Inc.*	2,218	117,133
Reata Pharmaceuticals, Inc., Class A*	354	11,201
Revance Therapeutics, Inc.*	13,123	346,446
SciClone Pharmaceuticals, Inc.*	652	7,172
Sucampo Pharmaceuticals, Inc., Class A*	785	8,243
Supernus Pharmaceuticals, Inc.*	1,959	84,433
Teligent, Inc. (x)*	1,783	16,314
TherapeuticsMD, Inc. (x)*	34,718	182,964
Theravance Biopharma, Inc. (x)*	1,719	68,485
WaVe Life Sciences Ltd. (x)*	467	8,686
Zogenix, Inc.*	722	10,469
Zynerba Pharmaceuticals, Inc. (x)*	446	7,569

		3,502,052

Total Health Care		32,597,673

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (18.5%)
Aerospace & Defense (2.1%)
Aerojet Rocketdyne Holdings, Inc.*	2,840	$59,072
Astronics Corp.*	12,779	389,376
Axon Enterprise, Inc.*	2,113	53,121
BWX Technologies, Inc.	3,871	188,711
Cubic Corp.	6,300	291,690
Curtiss-Wright Corp.	1,365	125,280
DigitalGlobe, Inc.*	6,318	210,389
HEICO Corp. (x)	1,026	73,708
HEICO Corp., Class A	1,984	123,107
Hexcel Corp.	11,492	606,663
Huntington Ingalls Industries, Inc.	1,568	291,899
KeyW Holding Corp. (The) (x)*	35,513	332,047
Kratos Defense & Security Solutions, Inc.*	1,114	13,223
Mercury Systems, Inc.*	13,584	571,751
Moog, Inc., Class A*	109	7,817
National Presto Industries, Inc.	24	2,652
Sparton Corp. (x)*	27	594
TransDigm Group, Inc.	1,564	420,513
Vectrus, Inc.*	92	2,973

		3,764,586

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	2,149	46,805
Echo Global Logistics, Inc.*	15,500	308,450
Expeditors International of Washington, Inc.	6,862	387,565
Forward Air Corp.	1,227	65,375
Radiant Logistics, Inc.*	1,528	8,221
XPO Logistics, Inc.*	3,367	217,609

		1,034,025

Airlines (0.7%)
Alaska Air Group, Inc.	4,102	368,196
Allegiant Travel Co.	3,065	415,613
Copa Holdings SA, Class A	93	10,881
Hawaiian Holdings, Inc.*	1,979	92,914
Spirit Airlines, Inc.*	7,907	408,397

		1,296,001

Building Products (1.8%)
AAON, Inc.	1,712	63,087
Advanced Drainage Systems, Inc. (x)	1,485	29,849
Allegion plc	3,950	320,424
American Woodmark Corp.*	577	55,132
AO Smith Corp.	15,034	846,865
Apogee Enterprises, Inc.	1,180	67,071
Armstrong World Industries, Inc.*	1,813	83,398
Builders FirstSource, Inc.*	3,960	60,667
Caesarstone Ltd.*	585	20,504
Continental Building Products, Inc.*	1,658	38,631
CSW Industrials, Inc.*	243	9,392
Fortune Brands Home & Security, Inc.	5,915	385,895
Griffon Corp.	1,001	21,972

Insteel Industries, Inc.	664	$21,892
JELD-WEN Holding, Inc.*	925	30,026
Lennox International, Inc.	4,331	795,345
Masonite International Corp.*	1,220	92,110
NCI Building Systems, Inc.*	1,610	26,887
Patrick Industries, Inc.*	666	48,518
PGT Innovations, Inc.*	1,907	24,410
Ply Gem Holdings, Inc.*	904	16,227
Quanex Building Products Corp.	117	2,475
Simpson Manufacturing Co., Inc.	247	10,796
Trex Co., Inc.*	1,227	83,019
Universal Forest Products, Inc.	739	64,522

		3,219,114

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	1,171	48,620
Advanced Disposal Services, Inc.*	12,543	285,102
Aqua Metals, Inc. (x)*	670	8,409
Brady Corp., Class A	1,518	51,460
Brink’s Co. (The)	4,795	321,265
Casella Waste Systems, Inc., Class A*	324	5,317
Clean Harbors, Inc.*	9,557	533,567
Copart, Inc.*	22,559	717,150
Covanta Holding Corp. (x)	4,799	63,347
Deluxe Corp.	2,001	138,509
Healthcare Services Group, Inc.	2,924	136,931
Heritage-Crystal Clean, Inc.*	289	4,595
Herman Miller, Inc.	2,078	63,171
HNI Corp.	1,805	71,965
Hudson Technologies, Inc.*	1,520	12,844
InnerWorkings, Inc.*	1,808	20,973
Interface, Inc.	2,241	44,036
KAR Auction Services, Inc.	5,680	238,390
Kimball International, Inc., Class B	1,351	22,548
Knoll, Inc.	1,848	37,052
Matthews International Corp., Class A	1,290	79,013
McGrath RentCorp	75	2,597
Mobile Mini, Inc.	10,247	305,873
MSA Safety, Inc.	1,372	111,365
Multi-Color Corp.	571	46,594
Quad/Graphics, Inc.	781	17,901
Rollins, Inc.	3,972	161,700
SP Plus Corp.*	214	6,538
Steelcase, Inc., Class A	12,688	177,632
Team, Inc.*	535	12,546
Tetra Tech, Inc.	2,204	100,833
US Ecology, Inc.	11,210	566,105
Viad Corp.	504	23,814
West Corp.	217	5,060

		4,442,822

Construction & Engineering (0.7%)
Argan, Inc.	599	35,940
Comfort Systems USA, Inc.	1,543	57,245
Dycom Industries, Inc.*	4,716	422,176
EMCOR Group, Inc.	1,827	119,449
Granite Construction, Inc.	7,767	374,680
Great Lakes Dredge & Dock Corp.*	150	645

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

HC2 Holdings, Inc.*	1,600	$9,408
KBR, Inc. (x)	595	9,056
MasTec, Inc.*	2,762	124,704
MYR Group, Inc.*	279	8,655
NV5 Global, Inc.*	275	11,688
Orion Group Holdings, Inc.*	464	3,466
Primoris Services Corp.	1,655	41,276
Quanta Services, Inc.*	1,545	50,861
Sterling Construction Co., Inc.*	236	3,085
Tutor Perini Corp.*	256	7,360

		1,279,694

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	262	7,132
AMETEK, Inc.	6,408	388,132
Atkore International Group, Inc.*	1,342	30,262
AZZ, Inc.	1,081	60,320
Energous Corp. (x)*	801	13,024
EnerSys	1,795	130,048
Generac Holdings, Inc.*	2,539	91,734
General Cable Corp.	1,900	31,065
Hubbell, Inc.	1,451	164,210
Plug Power, Inc. (x)*	9,080	18,523
Rockwell Automation, Inc.	2,392	387,407
Sensata Technologies Holding NV (x)*	3,547	151,528
TPI Composites, Inc. (x)*	420	7,762
Vicor Corp.*	594	10,633

		1,491,780

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	3,633	346,588
Raven Industries, Inc.	1,480	49,284

		395,872

Machinery (4.9%)
Actuant Corp., Class A	1,242	30,553
Alamo Group, Inc.	337	30,603
Albany International Corp., Class A	928	49,555
Allison Transmission Holdings, Inc.	5,523	207,168
Altra Industrial Motion Corp.	8,942	355,892
Astec Industries, Inc.	442	24,535
Barnes Group, Inc.	286	16,740
Blue Bird Corp.*	187	3,179
CIRCOR International, Inc.	329	19,536
Commercial Vehicle Group, Inc.*	1,001	8,458
Donaldson Co., Inc.	5,052	230,068
Douglas Dynamics, Inc.	909	29,906
Energy Recovery, Inc. (x)*	1,520	12,601
EnPro Industries, Inc.	864	61,664
ExOne Co. (The) (x)*	387	4,431
Federal Signal Corp.	568	9,860
Franklin Electric Co., Inc.	1,785	73,899
Gardner Denver Holdings, Inc.*	18,523	400,282
Global Brass & Copper Holdings, Inc.	855	26,120
Graco, Inc.	2,283	249,486
Harsco Corp.*	3,295	53,050
Hillenbrand, Inc.	2,605	94,041

Hyster-Yale Materials Handling, Inc.	351	$24,658
IDEX Corp.	7,841	886,111
John Bean Technologies Corp.	1,297	127,106
Kadant, Inc.	447	33,614
Kennametal, Inc.	19,160	716,967
Lincoln Electric Holdings, Inc.	7,662	705,594
Lindsay Corp. (x)	430	38,378
Lydall, Inc.*	692	35,776
Middleby Corp. (The)*	11,437	1,389,709
Milacron Holdings Corp.*	1,609	28,302
Miller Industries, Inc.	51	1,267
Mueller Industries, Inc.	2,331	70,979
Mueller Water Products, Inc., Class A	3,852	44,991
Navistar International Corp.*	134	3,515
NN, Inc.	1,114	30,579
Nordson Corp.	6,857	831,891
Omega Flex, Inc.	126	8,114
Proto Labs, Inc. (x)*	1,027	69,066
RBC Bearings, Inc.*	945	96,163
REV Group, Inc.	514	14,228
Snap-on, Inc.	316	49,928
Spartan Motors, Inc.	769	6,806
SPX Corp.*	1,751	44,055
SPX FLOW, Inc.*	438	16,153
Standex International Corp.	411	37,278
Sun Hydraulics Corp.	968	41,305
Supreme Industries, Inc., Class A	331	5,445
Tennant Co.	706	52,103
Toro Co. (The)	4,371	302,867
Wabash National Corp. (x)	679	14,924
WABCO Holdings, Inc.*	2,094	267,006
Wabtec Corp. (x)	1,137	104,036
Watts Water Technologies, Inc., Class A	664	41,965
Welbilt, Inc.*	5,313	100,150
Woodward, Inc.	2,202	148,811
Xylem, Inc.	3,869	214,459

		8,595,926

Marine (0.0%)
Matson, Inc.	870	26,135

Professional Services (0.9%)
Advisory Board Co. (The)*	1,640	84,460
Barrett Business Services, Inc.	271	15,526
BG Staffing, Inc. (x)	284	4,936
Dun & Bradstreet Corp. (The)	608	65,755
Exponent, Inc.	1,038	60,515
Franklin Covey Co.*	344	6,639
GP Strategies Corp.*	444	11,722
Hill International, Inc.*	1,184	6,157
Insperity, Inc.	754	53,534
Kforce, Inc.	1,006	19,718
Mistras Group, Inc.*	54	1,186
On Assignment, Inc.*	2,070	112,091
Robert Half International, Inc.	5,104	244,635
TransUnion*	18,552	803,486
TriNet Group, Inc.*	1,676	54,872
TrueBlue, Inc.*	114	3,021
WageWorks, Inc.*	1,529	102,749
Willdan Group, Inc. (x)*	320	9,776

		1,660,778

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (0.9%)
ArcBest Corp.	126	$2,596
Avis Budget Group, Inc.*	3,067	83,637
Daseke, Inc.*	717	7,980
Genesee & Wyoming, Inc., Class A*	5,032	344,138
Heartland Express, Inc.	1,851	38,538
JB Hunt Transport Services, Inc.	3,218	294,061
Knight Transportation, Inc.	10,736	397,769
Landstar System, Inc.	1,737	148,687
Old Dominion Freight Line, Inc.	1,583	150,765
Saia, Inc.*	462	23,701
Schneider National, Inc., Class B	1,233	27,582
Swift Transportation Co. (x)*	6,164	163,346
Universal Logistics Holdings, Inc.	183	2,745
YRC Worldwide, Inc.*	234	2,602

		1,688,147

Trading Companies & Distributors (2.3%)
AerCap Holdings NV*	7,061	327,842
Air Lease Corp.	241	9,004
Applied Industrial Technologies, Inc.	1,578	93,181
Beacon Roofing Supply, Inc.*	10,048	492,352
BMC Stock Holdings, Inc.*	131	2,862
CAI International, Inc.*	291	6,868
DXP Enterprises, Inc.*	494	17,043
EnviroStar, Inc. (x)	153	4,139
Fastenal Co.	11,052	481,094
Foundation Building Materials, Inc.*	138	1,775
GMS, Inc.*	962	27,032
H&E Equipment Services, Inc.	1,320	26,941
HD Supply Holdings, Inc.*	8,362	256,128
Herc Holdings, Inc.*	991	38,966
Huttig Building Products, Inc.*	664	4,655
Kaman Corp.	93	4,638
Lawson Products, Inc.*	161	3,566
MSC Industrial Direct Co., Inc., Class A	5,191	446,218
Neff Corp., Class A*	298	5,662
Rush Enterprises, Inc., Class A*	592	22,011
Rush Enterprises, Inc., Class B*	95	3,459
SiteOne Landscape Supply, Inc. (x)*	7,082	368,689
United Rentals, Inc.*	3,498	394,260
Univar, Inc.*	19,281	563,004
Watsco, Inc.	3,402	524,588

		4,125,977

Total Industrials		33,020,857

Information Technology (27.7%)
Communications Equipment (1.8%)
Acacia Communications, Inc. (x)*	689	28,573
Aerohive Networks, Inc.*	1,437	7,185
Applied Optoelectronics, Inc. (x)*	758	46,837
Arista Networks, Inc. (x)*	10,080	1,509,882
CalAmp Corp.*	1,425	28,970
Ciena Corp.*	5,842	146,163
Clearfield, Inc. (x)*	502	6,626
CommScope Holding Co., Inc.*	3,988	151,664

Extreme Networks, Inc.*	4,527	$41,739
Finisar Corp.*	2,120	55,078
InterDigital, Inc.	1,415	109,380
Lumentum Holdings, Inc.*	7,982	455,373
Oclaro, Inc. (x)*	5,919	55,283
Plantronics, Inc.	1,376	71,979
Quantenna Communications, Inc. (x)*	851	16,169
ShoreTel, Inc.*	13,586	78,799
Ubiquiti Networks, Inc. (x)*	951	49,423
ViaSat, Inc. (x)*	3,862	255,664
Viavi Solutions, Inc.*	3,505	36,908

		3,151,695

Electronic Equipment, Instruments & Components (2.4%)
Akoustis Technologies, Inc.*	356	3,111
Badger Meter, Inc.	1,172	46,704
Bel Fuse, Inc., Class B	100	2,470
CDW Corp.	6,352	397,191
Cognex Corp.	5,760	489,024
Coherent, Inc.*	2,341	526,702
Control4 Corp.*	906	17,767
Daktronics, Inc.	821	7,906
ePlus, Inc.*	544	40,310
Fabrinet*	1,526	65,099
FARO Technologies, Inc.*	4,408	166,622
FLIR Systems, Inc.	2,984	103,425
II-VI, Inc.*	737	25,279
Insight Enterprises, Inc.*	569	22,754
IPG Photonics Corp.*	1,488	215,909
Iteris, Inc.*	973	6,052
Itron, Inc.*	1,425	96,544
KEMET Corp.*	1,882	24,090
Littelfuse, Inc.	924	152,460
Mesa Laboratories, Inc.	132	18,917
Methode Electronics, Inc.	1,475	60,770
MicroVision, Inc. (x)*	2,718	5,762
Napco Security Technologies, Inc.*	463	4,352
National Instruments Corp.	3,441	138,397
Novanta, Inc.*	1,319	47,484
OSI Systems, Inc.*	715	53,732
PCM, Inc. (x)*	157	2,944
Radisys Corp.*	89	335
Rogers Corp.*	742	80,596
SYNNEX Corp.	245	29,390
Systemax, Inc.	347	6,524
Tech Data Corp.*	111	11,211
Trimble, Inc.*	16,432	586,130
TTM Technologies, Inc.*	807	14,010
Universal Display Corp.	1,728	188,784
VeriFone Systems, Inc.*	338	6,118
Zebra Technologies Corp., Class A*	5,670	569,948

		4,234,823

Internet Software & Services (6.0%)
2U, Inc. (x)*	28,558	1,339,940
Alarm.com Holdings, Inc.*	14,043	528,438
Alteryx, Inc., Class A (x)*	351	6,852
Amber Road, Inc.*	958	8,210
Angie’s List, Inc.*	1,618	20,694

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Appfolio, Inc., Class A*	337	$10,986
Apptio, Inc., Class A (x)*	719	12,475
Bazaarvoice, Inc.*	34,300	169,785
Benefitfocus, Inc.*	640	23,264
Blucora, Inc.*	346	7,335
Box, Inc., Class A*	3,227	58,860
Brightcove, Inc.*	1,400	8,680
Carbonite, Inc.*	1,021	22,258
Care.com, Inc.*	510	7,701
ChannelAdvisor Corp.*	986	11,388
Cimpress NV*	1,021	96,515
Cloudera, Inc. (x)*	573	9,179
CommerceHub, Inc., Series A*	549	9,564
CommerceHub, Inc., Series C*	1,187	20,701
Cornerstone OnDemand, Inc.*	2,166	77,435
CoStar Group, Inc.*	6,541	1,724,207
Coupa Software, Inc.*	1,223	35,443
Endurance International Group Holdings, Inc.*	2,331	19,464
Envestnet, Inc.*	9,901	392,080
Five9, Inc.*	2,157	46,419
Global Sources Ltd.*	258	5,160
GoDaddy, Inc., Class A*	15,561	660,097
Gogo, Inc. (x)*	2,269	26,162
GrubHub, Inc. (x)*	12,908	562,789
GTT Communications, Inc.*	1,283	40,607
Hortonworks, Inc.*	1,947	25,077
IAC/InterActiveCorp*	2,891	298,467
Instructure, Inc.*	879	25,931
Internap Corp.*	3,172	11,641
j2 Global, Inc.	1,917	163,118
Limelight Networks, Inc.*	1,258	3,636
LivePerson, Inc.*	2,222	24,442
LogMeIn, Inc.	5,467	571,302
Match Group, Inc. (x)*	1,519	26,400
Meet Group, Inc. (The) (x)*	426	2,151
MINDBODY, Inc., Class A*	1,528	41,562
MuleSoft, Inc., Class A (x)*	614	15,313
New Relic, Inc.*	1,209	51,999
NIC, Inc.	2,636	49,952
Nutanix, Inc., Class A (x)*	1,425	28,714
Okta, Inc. (x)*	447	10,192
Ominto, Inc.*	562	8,571
Pandora Media, Inc. (x)*	24,647	219,851
Q2 Holdings, Inc.*	8,595	317,585
Quotient Technology, Inc. (x)*	3,000	34,500
Reis, Inc.	349	7,416
Shutterstock, Inc. (x)*	749	33,016
SPS Commerce, Inc.*	690	43,994
Stamps.com, Inc. (x)*	652	100,979
TechTarget, Inc.*	222	2,302
Trade Desk, Inc. (The), Class A*	8,390	420,423
TrueCar, Inc.*	2,579	51,399
Tucows, Inc., Class A (x)*	378	20,223
Twilio, Inc., Class A (x)*	13,148	382,738
Web.com Group, Inc.*	1,575	39,848
WebMD Health Corp.*	1,520	89,148
Wix.com Ltd.*	3,063	213,185
Xactly Corp.*	990	15,494
XO Group, Inc.*	742	13,074
Yelp, Inc. (x)*	3,189	95,734

Yext, Inc. (x)*	485	$6,465
Zillow Group, Inc., Class A*	1,504	73,455
Zillow Group, Inc., Class C (x)*	23,622	1,157,714

		10,659,699

IT Services (2.5%)
Acxiom Corp.*	1,681	43,672
Black Knight Financial Services, Inc., Class A*	1,200	49,140
Blackhawk Network Holdings, Inc.*	2,223	96,923
Booz Allen Hamilton Holding Corp.	5,710	185,803
Broadridge Financial Solutions, Inc.	4,860	367,222
CardConnect Corp. (x)*	612	9,211
Cardtronics plc, Class A*	1,885	61,941
Cass Information Systems, Inc.	447	29,341
CoreLogic, Inc.*	2,050	88,929
CSG Systems International, Inc.	1,128	45,774
CSRA, Inc.	6,697	212,630
DST Systems, Inc.	261	16,104
EPAM Systems, Inc.*	2,021	169,946
Euronet Worldwide, Inc.*	2,066	180,506
Everi Holdings, Inc.*	2,615	19,037
EVERTEC, Inc.	2,153	37,247
ExlService Holdings, Inc.*	1,333	74,088
Forrester Research, Inc.	419	16,404
Gartner, Inc.*	3,625	447,725
Genpact Ltd.	5,592	155,625
Global Payments, Inc.	4,494	405,898
Hackett Group, Inc. (The)	996	15,438
Information Services Group, Inc.*	713	2,930
InterXion Holding NV*	5,700	260,946
Jack Henry & Associates, Inc.	3,212	333,630
MAXIMUS, Inc.	2,637	165,155
MoneyGram International, Inc.*	149	2,570
NCI, Inc., Class A*	125	2,638
NeuStar, Inc., Class A*	691	23,045
Perficient, Inc.*	70	1,305
Planet Payment, Inc.*	1,844	6,085
Presidio, Inc.*	487	6,969
Sabre Corp.	6,718	146,251
Science Applications International Corp.	1,805	125,303
ServiceSource International, Inc.*	2,110	8,187
Square, Inc., Class A*	9,196	215,738
StarTek, Inc.*	430	5,263
Sykes Enterprises, Inc.*	149	4,996
Syntel, Inc. (x)	1,312	22,252
TeleTech Holdings, Inc.	558	22,766
Travelport Worldwide Ltd.	992	13,650
Unisys Corp. (x)*	1,509	19,315
Vantiv, Inc., Class A*	3,956	250,573
Virtusa Corp.*	818	24,049
WEX, Inc.*	1,296	135,134

		4,527,354

Semiconductors & Semiconductor Equipment (4.9%)
Advanced Energy Industries, Inc.*	1,640	106,092

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Advanced Micro Devices, Inc. (x)*	104,156	$1,299,867
Ambarella, Inc. (x)*	574	27,868
Amkor Technology, Inc.*	238	2,325
Axcelis Technologies, Inc.*	1,236	25,894
Brooks Automation, Inc.	2,841	61,621
Cabot Microelectronics Corp.	1,027	75,823
Cavium, Inc.*	12,938	803,838
CEVA, Inc. (x)*	866	39,360
Cirrus Logic, Inc.*	2,667	167,274
Cohu, Inc.	174	2,739
CyberOptics Corp. (x)*	143	2,953
Cypress Semiconductor Corp. (x)	1,106	15,097
Diodes, Inc.*	396	9,516
Entegris, Inc.*	5,852	128,451
FormFactor, Inc.*	2,952	36,605
Ichor Holdings Ltd.*	474	9,556
Impinj, Inc. (x)*	738	35,904
Inphi Corp. (x)*	10,229	350,855
Integrated Device Technology, Inc.*	22,612	583,163
Kopin Corp.*	2,161	8,017
Lam Research Corp.	2,391	338,159
Lattice Semiconductor Corp.*	52,506	349,690
MACOM Technology Solutions Holdings, Inc.*	6,669	371,930
MaxLinear, Inc.*	2,482	69,223
Microchip Technology, Inc.	9,529	735,448
Micron Technology, Inc.*	12,798	382,148
Microsemi Corp.*	8,304	388,627
MKS Instruments, Inc.	2,224	149,675
Monolithic Power Systems, Inc.	1,632	157,325
Nanometrics, Inc.*	7,635	193,089
NVE Corp.	181	13,937
NVIDIA Corp.	4,354	629,414
ON Semiconductor Corp.*	29,016	407,385
PDF Solutions, Inc. (x)*	1,049	17,256
Pixelworks, Inc. (x)*	1,215	5,577
Power Integrations, Inc.	1,178	85,876
Rambus, Inc.*	1,232	14,082
Rudolph Technologies, Inc.*	1,150	26,278
Semtech Corp.*	2,687	96,060
Silicon Laboratories, Inc.*	1,725	117,904
Synaptics, Inc.*	1,397	72,239
Teradyne, Inc.	7,677	230,540
Ultra Clean Holdings, Inc.*	1,366	25,613
Versum Materials, Inc.	405	13,163
Xcerra Corp.*	1,881	18,377
Xperi Corp.	2,006	59,779

		8,761,612

Software (9.6%)
8x8, Inc.*	3,706	53,922
A10 Networks, Inc.*	1,909	16,112
ACI Worldwide, Inc.*	4,793	107,219
American Software, Inc., Class A	640	6,586
ANSYS, Inc.*	3,537	430,382
Aspen Technology, Inc.*	8,637	477,281
Atlassian Corp. plc, Class A*	3,028	106,525
Autodesk, Inc.*	7,857	792,142
Barracuda Networks, Inc.*	1,076	24,813

Blackbaud, Inc. (x)	1,974	$169,271
Blackline, Inc.*	450	16,083
Bottomline Technologies de, Inc.*	14,379	369,397
BroadSoft, Inc. (x)*	10,000	430,500
Cadence Design Systems, Inc.*	11,489	384,767
Callidus Software, Inc.*	20,455	495,011
CommVault Systems, Inc.*	1,606	90,659
CyberArk Software Ltd.*	5,861	292,757
Digimarc Corp. (x)*	393	15,779
Ebix, Inc. (x)	992	53,469
Ellie Mae, Inc.*	5,002	549,770
EnerNOC, Inc.*	119	922
Everbridge, Inc.*	690	16,808
Exa Corp.*	595	8,211
Fair Isaac Corp.	1,272	177,330
Fortinet, Inc.*	6,102	228,459
Gigamon, Inc. (x)*	1,485	58,435
Guidance Software, Inc.*	777	5,136
Guidewire Software, Inc.*	22,918	1,574,695
HubSpot, Inc.*	10,897	716,478
Imperva, Inc.*	1,376	65,842
Inspired Entertainment, Inc.*	223	2,899
Manhattan Associates, Inc.*	2,855	137,211
MicroStrategy, Inc., Class A*	225	43,126
Mitek Systems, Inc.*	1,295	10,878
MobileIron, Inc.*	2,059	12,457
Model N, Inc.*	861	11,451
Monotype Imaging Holdings, Inc.	812	14,860
Park City Group, Inc. (x)*	425	5,164
Paycom Software, Inc. (x)*	2,037	139,351
Paylocity Holding Corp. (x)*	11,371	513,742
Pegasystems, Inc.	1,499	87,467
Progress Software Corp.	1,637	50,567
Proofpoint, Inc. (x)*	5,370	466,277
PROS Holdings, Inc.*	1,098	30,074
PTC, Inc.*	4,752	261,930
QAD, Inc., Class A	266	8,525
Qualys, Inc.*	1,296	52,877
Rapid7, Inc.*	856	14,406
RealPage, Inc.*	2,418	86,927
RingCentral, Inc., Class A*	2,574	94,080
Rosetta Stone, Inc.*	114	1,229
ServiceNow, Inc.*	11,897	1,261,081
Silver Spring Networks, Inc.*	370	4,174
Splunk, Inc.*	12,016	683,590
SS&C Technologies Holdings, Inc.	6,588	253,045
Tableau Software, Inc., Class A*	2,476	151,705
Take-Two Interactive Software, Inc.*	10,362	760,364
Telenav, Inc.*	636	5,152
Tyler Technologies, Inc.*	4,599	807,905
Ultimate Software Group, Inc. (The) (x)*	5,751	1,208,054
Upland Software, Inc.*	308	6,773
Varonis Systems, Inc.*	786	29,239
VASCO Data Security International, Inc.*	94	1,349
Verint Systems, Inc.*	418	17,013
VirnetX Holding Corp. (x)*	2,060	9,373
Workday, Inc., Class A*	13,046	1,265,461

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Workiva, Inc.*	955	$18,193
Zendesk, Inc.*	23,195	644,357
Zix Corp.*	2,041	11,613

		16,918,700

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	4,483	83,832
Avid Technology, Inc.*	851	4,476
CPI Card Group, Inc. (x)	625	1,781
Diebold Nixdorf, Inc.	3,088	86,464
Eastman Kodak Co. (x)*	711	6,470
Electronics For Imaging, Inc.*	1,905	90,259
Immersion Corp.*	1,165	10,578
Intevac, Inc.*	794	8,813
NCR Corp.*	4,985	203,587
Pure Storage, Inc., Class A*	32,400	415,045
Quantum Corp.*	352	2,749
Stratasys Ltd.*	1,011	23,566
Super Micro Computer, Inc.*	367	9,047
USA Technologies, Inc. (x)*	1,408	7,322

		953,989

Total Information Technology		49,207,872

Materials (4.6%)
Chemicals (2.2%)
A Schulman, Inc.	1,147	36,704
AdvanSix, Inc.*	1,055	32,958
Axalta Coating Systems Ltd.*	8,788	281,568
Balchem Corp.	1,311	101,878
Calgon Carbon Corp.	173	2,612
Chase Corp.	289	30,836
Chemours Co. (The)	7,660	290,467
Codexis, Inc. (x)*	1,363	7,428
Ferro Corp.*	3,471	63,485
Flotek Industries, Inc.*	214	1,913
Hawkins, Inc.	64	2,966
HB Fuller Co.	1,551	79,272
Huntsman Corp.	4,015	103,748
Ingevity Corp.*	9,920	569,409
KMG Chemicals, Inc.	386	18,787
Koppers Holdings, Inc.*	841	30,402
Kraton Corp.*	255	8,782
Kronos Worldwide, Inc.	937	17,072
Minerals Technologies, Inc.	818	59,878
NewMarket Corp.	285	131,237
OMNOVA Solutions, Inc.*	1,186	11,564
Platform Specialty Products Corp.*	35,881	454,971
PolyOne Corp.	14,380	557,081
Quaker Chemical Corp.	537	77,989
Rayonier Advanced Materials, Inc. (x)	1,139	17,905
RPM International, Inc.	4,968	271,004
Scotts Miracle-Gro Co. (The), Class A	1,677	150,024
Sensient Technologies Corp.	1,826	147,048
Stepan Co.	521	45,400
Trinseo SA	1,281	88,005
Valhi, Inc.	386	1,150
Westlake Chemical Corp.	735	48,664

WR Grace & Co.	2,812	$202,492

		3,944,699

Construction Materials (0.4%)
Eagle Materials, Inc.	1,940	179,294
Forterra, Inc. (x)*	937	7,712
Martin Marietta Materials, Inc.	1,865	415,111
Summit Materials, Inc., Class A*	4,372	126,220
United States Lime & Minerals, Inc.	8	628
US Concrete, Inc. (x)*	634	49,801

		778,766

Containers & Packaging (1.6%)
AptarGroup, Inc.	593	51,508
Ardagh Group SA	399	9,021
Avery Dennison Corp.	3,452	305,053
Berry Global Group, Inc.*	5,364	305,802
Crown Holdings, Inc.*	3,792	226,231
Graphic Packaging Holding Co.	8,992	123,910
Greif, Inc., Class A	908	50,648
Greif, Inc., Class B	198	11,959
International Paper Co.	9,522	539,040
Myers Industries, Inc.	1,021	18,327
Owens-Illinois, Inc.*	5,265	125,939
Packaging Corp. of America	7,055	785,856
Sealed Air Corp.	4,113	184,098
Silgan Holdings, Inc.	3,038	96,548

		2,833,940

Metals & Mining (0.2%)
Century Aluminum Co.*	122	1,901
Coeur Mining, Inc.*	1,205	10,339
Compass Minerals International, Inc. (x)	1,272	83,062
Handy & Harman Ltd.*	90	2,826
Klondex Mines Ltd.*	2,090	7,043
Royal Gold, Inc.	999	78,092
Steel Dynamics, Inc.	1,251	44,798
Worthington Industries, Inc.	1,699	85,323

		313,384

Paper & Forest Products (0.2%)
Boise Cascade Co.*	299	9,090
Deltic Timber Corp.	439	32,776
KapStone Paper and Packaging Corp.	3,566	73,567
Louisiana-Pacific Corp.*	5,609	135,232
Neenah Paper, Inc.	567	45,502
Schweitzer-Mauduit International, Inc.	248	9,233

		305,400

Total Materials		8,176,189

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexander’s, Inc. (REIT)	85	35,824
American Assets Trust, Inc. (REIT)	613	24,146
Armada Hoffler Properties, Inc. (REIT)	1,643	21,277

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Care Capital Properties, Inc. (REIT)	563	$15,032
CareTrust REIT, Inc. (REIT)	2,766	51,282
City Office REIT, Inc. (REIT)	235	2,985
Community Healthcare Trust, Inc. (REIT)	106	2,713
CoreSite Realty Corp. (REIT)	4,914	508,745
CubeSmart (REIT)	5,095	122,484
CyrusOne, Inc. (REIT)	3,153	175,780
Douglas Emmett, Inc. (REIT)	4,862	185,777
DuPont Fabros Technology, Inc. (REIT)	3,223	197,119
EastGroup Properties, Inc. (REIT)	1,381	115,728
Equity LifeStyle Properties, Inc. (REIT)	3,381	291,915
First Industrial Realty Trust, Inc. (REIT)	1,043	29,851
Four Corners Property Trust, Inc. (REIT)	1,688	42,386
Gaming and Leisure Properties, Inc. (REIT)	2,628	98,997
GEO Group, Inc. (The) (REIT)	1,114	32,941
Gramercy Property Trust (REIT)	927	27,541
Hudson Pacific Properties, Inc. (REIT)	678	23,181
Iron Mountain, Inc. (REIT)	9,500	326,419
Lamar Advertising Co. (REIT), Class A	3,073	226,080
LTC Properties, Inc. (REIT)	681	34,997
MedEquities Realty Trust, Inc. (REIT)	243	3,067
Monmouth Real Estate Investment Corp. (REIT)	481	7,239
National Health Investors, Inc. (REIT)	759	60,113
National Storage Affiliates Trust (REIT)	248	5,731
Outfront Media, Inc. (REIT)	792	18,311
Physicians Realty Trust (REIT)	3,477	70,027
Potlatch Corp. (REIT)	1,652	75,496
PS Business Parks, Inc. (REIT)	810	107,236
QTS Realty Trust, Inc. (REIT), Class A	1,930	100,997
Retail Opportunity Investments Corp. (REIT)	474	9,096
Rexford Industrial Realty, Inc. (REIT)	1,127	30,925
Ryman Hospitality Properties, Inc. (REIT)	1,827	116,946
Sabra Health Care REIT, Inc. (REIT) (x)	448	10,797
Saul Centers, Inc. (REIT)	399	23,134
Tanger Factory Outlet Centers, Inc. (REIT)	241	6,261
Taubman Centers, Inc. (REIT)	1,201	71,520
Terreno Realty Corp. (REIT)	563	18,951
UMH Properties, Inc. (REIT)	978	16,675
Universal Health Realty Income Trust (REIT)	492	39,134
Urban Edge Properties (REIT)	4,002	94,967

Washington REIT (REIT)	1,152	$36,749

		3,516,572

Real Estate Management & Development (0.1%)
Altisource Portfolio Solutions SA (x)*	459	10,015
Consolidated-Tomoka Land Co.	158	8,998
HFF, Inc., Class A	1,536	53,406
Kennedy-Wilson Holdings, Inc. (x)	1,833	34,919
Marcus & Millichap, Inc.*	671	17,688
Maui Land & Pineapple Co., Inc.*	294	5,968
RMR Group, Inc. (The), Class A	300	14,595
Trinity Place Holdings, Inc.*	626	4,451

		150,040

Total Real Estate		3,666,612

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Cogent Communications Holdings, Inc.	1,710	68,571
Consolidated Communications Holdings, Inc. (x)	1,430	30,702
General Communication, Inc., Class A*	1,033	37,849
Globalstar, Inc. (x)*	11,760	25,049
IDT Corp., Class B	455	6,538
Lumos Networks Corp.*	670	11,973
Ooma, Inc.*	640	5,120
ORBCOMM, Inc.*	2,604	29,425
Straight Path Communications, Inc., Class B (x)*	356	63,955
Vonage Holdings Corp.*	45,805	299,566
Zayo Group Holdings, Inc.*	7,699	237,899

		816,647

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,493	22,335
Shenandoah Telecommunications Co.	1,941	59,589

		81,924

Total Telecommunication Services		898,571

Utilities (0.2%)
Electric Utilities (0.0%)
MGE Energy, Inc.	720	46,332
Spark Energy, Inc., Class A (x)	438	8,234

		54,566

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	77	5,771
New Jersey Resources Corp.	250	9,925
RGC Resources, Inc. (x)	117	3,315
Southwest Gas Holdings, Inc.	187	13,662

		32,673

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	3,088	7,411
NRG Energy, Inc.	2,413	41,552

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Ormat Technologies, Inc.	773	$45,360
Pattern Energy Group, Inc. (x)	611	14,566

		108,889

Water Utilities (0.1%)
American States Water Co.	1,010	47,884
California Water Service Group	1,252	46,074
Global Water Resources, Inc. (x)	340	3,366
Middlesex Water Co.	591	23,404
Pure Cycle Corp. (x)*	703	5,448
York Water Co. (The)	493	17,181

		143,357

Total Utilities		339,485

Total Common Stocks (98.2%) (Cost $124,906,048)		175,035,764

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR*† (Cost $—)	6,078	5,060

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	3,131,636	3,132,576

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.4%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $3,000,283, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $3,060,001. (xx)	$3,000,000	3,000,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $1,500,150, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $1,530,003. (xx)	1,500,000	1,500,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	$1,000,000	$1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $500,060, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $555,912. (xx)	500,000	500,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,498,760, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,528,588. (xx)	1,498,616	1,498,616
ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $900,081, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $918,005. (xx)	900,000	900,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,300,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,326,866. (xx)	1,300,000	1,300,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $900,201, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $918,599. (xx)	900,000	900,000
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $1,100,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $1,122,733. (xx)	1,100,000	1,100,000

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $1,000,105, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $1,020,214. (xx)	$1,000,000	$1,000,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $2,000,223, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $2,040,238. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $2,000,185, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $2,040,000. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $1,020,002. (xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		18,698,616

Total Short-Term Investments (12.2%) (Cost $21,831,372)		21,831,192

Total Investments (110.4%) (Cost $146,737,420)		196,872,016
Other Assets Less Liabilities (-10.4%)		(18,505,438)

Net Assets (100%)		$178,366,578

*	Non-income producing.
†	Security (totaling $5,060 or 0.0% of net assets) held at fair value by management.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $18,373,869. This was secured by cash collateral of $18,698,616 which was subsequently invested in joint repurchase agreements with a total value of $18,698,616, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $125,097 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	2	September-17	$235,505	$226,110	$(9,395)
Russell 2000 Mini Index	12	September-17	839,616	848,580	8,964
S&P MidCap 400 E-Mini Index	8	September-17	1,388,741	1,396,880	8,139

					$7,708

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,351,615	$—	$—	$27,351,615
Consumer Staples	3,654,860	—	—	3,654,860
Energy	3,579,073	—	—	3,579,073
Financials	12,542,957	—	—	12,542,957
Health Care	32,107,260	490,413	—	32,597,673
Industrials	33,020,857	—	—	33,020,857
Information Technology	49,207,872	—	—	49,207,872
Materials	8,173,363	2,826	—	8,176,189
Real Estate	3,666,612	—	—	3,666,612
Telecommunication Services	898,571	—	—	898,571
Utilities	339,485	—	—	339,485
Futures	17,103	—	—	17,103
Rights
Health Care	—	—	5,060	5,060
Short-Term Investments
Investment Companies	3,132,576	—	—	3,132,576
Repurchase Agreements	—	18,698,616	—	18,698,616

Total Assets	$177,692,204	$19,191,855	$5,060	$196,889,119

Liabilities:
Futures	$(9,395)	$—	$—	$(9,395)

Total Liabilities	$(9,395)	$—	$—	$(9,395)

Total	$177,682,809	$19,191,855	$5,060	$196,879,724

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$17,103	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(9,395	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$97,921

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$10,321

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,900,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$41,916,704
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 22%)*	$53,768,403

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,961,693
Aggregate gross unrealized depreciation	(5,431,942)

Net unrealized appreciation	$49,529,751

Federal income tax cost of investments	$147,342,265

For the six months ended June 30, 2017, the Portfolio incurred approximately $56 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1307

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $128,038,804)	$178,173,400
Repurchase Agreements (Cost $18,698,616)	18,698,616
Cash	377,243
Foreign cash (Cost $10,458)	10,767
Cash held as collateral at broker	100,300
Receivable for securities sold	465,341
Due from Custodian	134,634
Dividends, interest and other receivables	73,587
Security lending income receivable	14,001
Receivable from Separate Accounts for Trust shares sold	7,607
Other assets	1,943

Total assets	198,057,439

LIABILITIES
Payable for return of collateral on securities loaned	18,698,616
Payable for securities purchased	444,231
Payable to Separate Accounts for Trust shares redeemed	288,545
Investment management fees payable	86,181
Distribution fees payable – Class IB	23,471
Administrative fees payable	18,223
Trustees’ fees payable	4,973
Distribution fees payable – Class IA	2,823
Due to broker for futures variation margin	1,270
Accrued expenses	122,528

Total liabilities	19,690,861

NET ASSETS	$178,366,578

Net assets were comprised of:
Paid in capital	$120,521,707
Accumulated undistributed net investment income (loss)	(122,613)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	7,824,871
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	50,142,613

Net assets	$178,366,578

Class IA
Net asset value, offering and redemption price per share, $13,631,331 / 1,368,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class IB
Net asset value, offering and redemption price per share, $113,447,401 / 12,007,002 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.45

Class K
Net asset value, offering and redemption price per share, $51,287,846 / 5,068,073 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

(x)	Includes value of securities on loan of $18,373,869.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $520 foreign withholding tax)	$638,991
Interest	1,248
Securities lending (net)	84,542

Total income	724,781

EXPENSES
Investment management fees	687,159
Distribution fees – Class IB	137,627
Administrative fees	106,547
Custodian fees	88,969
Professional fees	30,724
Distribution fees – Class IA	16,309
Printing and mailing expenses	6,508
Trustees’ fees	2,044
Miscellaneous	3,685

Gross expenses	1,079,572
Less: Waiver from investment manager	(194,986)

Net expenses	884,586

NET INVESTMENT INCOME (LOSS)	(159,805)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	7,507,836
Futures	97,921
Foreign currency transactions	37

Net realized gain (loss)	7,605,794

Change in unrealized appreciation (depreciation) on:
Investments	12,314,134
Futures	10,321
Foreign currency translations	309

Net change in unrealized appreciation (depreciation)	12,324,764

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,930,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,770,753

See Notes to Financial Statements.

1308

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(159,805)	$(121,380)
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	7,605,794	4,358,775
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	12,324,764	7,496,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,770,753	11,734,310

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(274,065)
Class IB	—	(2,566,719)
Class K	—	(1,107,116)

TOTAL DISTRIBUTIONS	—	(3,947,900)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 57,291 and 39,382 shares, respectively ]	534,967	330,440
Capital shares issued in reinvestment of distributions [ 0 and 30,440 shares, respectively ]	—	274,065
Capital shares repurchased [ (67,814) and (195,712) shares, respectively ]	(643,686)	(1,676,325)

Total Class IA transactions	(108,719)	(1,071,820)

Class IB
Capital shares sold [ 351,370 and 979,853 shares, respectively ]	3,176,621	7,562,951
Capital shares issued in reinvestment of distributions [ 0 and 300,447 shares, respectively ]	—	2,566,719
Capital shares repurchased [ (1,430,539) and (2,412,679) shares, respectively ]	(12,699,190)	(19,107,795)

Total Class IB transactions	(9,522,569)	(8,978,125)

Class K
Capital shares sold [ 48,530 and 848,697 shares, respectively ]	465,974	6,364,204
Capital shares issued in reinvestment of distributions [ 0 and 121,170 shares, respectively ]	—	1,107,116
Capital shares repurchased [ (68,579) and (196,794) shares, respectively ]	(661,615)	(1,661,004)

Total Class K transactions	(195,641)	5,810,316

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,826,929)	(4,239,629)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,943,824	3,546,781
NET ASSETS:
Beginning of period	168,422,754	164,875,973

End of period (a)	$178,366,578	$168,422,754

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(122,613)	$37,192

See Notes to Financial Statements.

1309

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.88	$8.50	$9.47	$10.08	$9.85	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.01)	(0.05)	(0.06)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.09	0.60	(0.11)	0.54	3.91	1.36

Total from investment operations	1.08	0.59	(0.16)	0.48	3.81	1.31

Less distributions:
Distributions from net realized gains	—	(0.21)	(0.81)	(1.09)	(3.58)	—

Net asset value, end of period	$9.96	$8.88	$8.50	$9.47	$10.08	$9.85

Total return (b)	12.16%	6.78%	(1.58)%	4.91%	40.15%	15.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,631	$12,253	$12,799	$14,497	$15,677	$12,192
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.13%	1.15%	1.23%	1.25%	1.26%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.13%	1.15%	1.23%	1.25%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.33%	1.36%	1.31%	1.36%	1.32%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.26)%	(0.14)%	(0.52)%	(0.62)%	(0.82)%	(0.54)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.26)%	(0.14)%	(0.52)%	(0.62)%	(0.82)%	(0.53)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.48)%	(0.36)%	(0.68)%	(0.76)%	(0.89)%	(0.54)%
Portfolio turnover rate (z)^	25%	49%	44%	59%	66%	54%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.43	$8.08	$9.04	$9.67	$9.56	$8.28

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.01)	(0.05)	(0.06)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.03	0.57	(0.10)	0.52	3.78	1.33

Total from investment operations	1.02	0.56	(0.15)	0.46	3.69	1.28

Less distributions:
Distributions from net realized gains	—	(0.21)	(0.81)	(1.09)	(3.58)	—

Net asset value, end of period	$9.45	$8.43	$8.08	$9.04	$9.67	$9.56

Total return (b)	12.10%	6.76%	(1.53)%	4.92%	40.14%	15.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,447	$110,295	$114,846	$119,389	$122,032	$402,021
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.13%	1.15%	1.23%	1.25%	1.26%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.13%	1.15%	1.23%	1.25%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.33%	1.36%	1.31%	1.36%	1.28%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.26)%	(0.14)%	(0.52)%	(0.62)%	(0.80)%	(0.53)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.26)%	(0.14)%	(0.52)%	(0.62)%	(0.80)%	(0.53)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.48)%	(0.36)%	(0.68)%	(0.76)%	(0.83)%	(0.54)%
Portfolio turnover rate (z)^	25%	49%	44%	59%	66%	54%

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.02	$8.63	$9.57	$10.16	$9.88	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.01	(0.03)	(0.04)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.10	0.59	(0.10)	0.54	3.93	1.37

Total from investment operations	1.10	0.60	(0.13)	0.50	3.86	1.34

Less distributions:
Distributions from net realized gains	—	(0.21)	(0.81)	(1.09)	(3.58)	—

Net asset value, end of period	$10.12	$9.02	$8.63	$9.57	$10.16	$9.88

Total return (b)	12.20%	7.07%	(1.24)%	5.07%	40.57%	15.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,288	$45,875	$37,231	$41,750	$47,116	$41,104
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.88%	0.90%	0.98%	1.00%	1.01%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.88%	0.90%	0.98%	1.00%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%	1.11%	1.06%	1.11%	1.07%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.01)%	0.11%	(0.27)%	(0.37)%	(0.57)%	(0.29)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.01)%	0.11%	(0.27)%	(0.37)%	(0.56)%	(0.29)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.23)%	(0.11)%	(0.43)%	(0.50)%	(0.64)%	(0.30)%
Portfolio turnover rate (z)^	25%	49%	44%	59%	66%	54%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1311

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Financials	23.4%
Industrials	12.4
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	10.1
Health Care	7.0
Materials	5.8
Utilities	5.4
Repurchase Agreements	5.3
Energy	5.1
Consumer Staples	4.5
Investment Companies	2.8
Telecommunication Services	0.5
Cash and Other	(4.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,024.30	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,023.48	5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,024.94	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1312

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (1.5%)
Adient plc	3,975	$259,886
American Axle & Manufacturing Holdings, Inc.*	3,548	55,349
BorgWarner, Inc.	29,838	1,263,937
Cooper Tire & Rubber Co. (x)	2,244	81,008
Cooper-Standard Holdings, Inc.*	582	58,706
Dana, Inc.	3,163	70,630
Gentex Corp.	4,226	80,167
Gentherm, Inc.*	332	12,882
Goodyear Tire & Rubber Co. (The)	26,470	925,391
Lear Corp.	501	71,182
Modine Manufacturing Co.*	2,053	33,977
Motorcar Parts of America, Inc.*	780	22,027
Shiloh Industries, Inc.*	195	2,289
Standard Motor Products, Inc.	323	16,867
Stoneridge, Inc.*	1,131	17,429
Superior Industries International, Inc.	981	20,160
Tower International, Inc.	788	17,691

		3,009,578

Automobiles (0.0%)
Winnebago Industries, Inc. (x)	167	5,845

Distributors (0.0%)
VOXX International Corp. (x)*	771	6,322
Weyco Group, Inc.	281	7,834

		14,156

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.	2,619	99,391
American Public Education, Inc.*	632	14,947
Ascent Capital Group, Inc., Class A*	442	6,789
Bridgepoint Education, Inc.*	93	1,373
Cambium Learning Group, Inc.*	552	2,799
Capella Education Co.	31	2,654
Career Education Corp.*	2,814	27,014
Carriage Services, Inc.	403	10,865
Graham Holdings Co., Class B	184	110,336
H&R Block, Inc.	7,420	229,351
Houghton Mifflin Harcourt Co.*	1,318	16,211
K12, Inc.*	1,420	25,446
Laureate Education, Inc., Class A*	1,483	25,997
Liberty Tax, Inc.	250	3,238
Regis Corp.*	1,469	15,087
Weight Watchers International, Inc.*	104	3,476

		594,974

Hotels, Restaurants & Leisure (1.5%)
Aramark	15,281	626,215
Belmond Ltd., Class A*	3,997	53,160
Biglari Holdings, Inc.*	44	17,589
Boyd Gaming Corp.	328	8,138
Brinker International, Inc. (x)	525	20,003
Caesars Acquisition Co., Class A*	2,267	43,186

Caesars Entertainment Corp. (x)*	2,160	$25,920
Carrols Restaurant Group, Inc.*	1,440	17,640
Century Casinos, Inc.*	1,129	8,321
Del Frisco’s Restaurant Group, Inc.*	856	13,782
Del Taco Restaurants, Inc.*	1,384	19,030
Denny’s Corp.*	734	8,639
DineEquity, Inc. (x)	331	14,581
El Pollo Loco Holdings, Inc. (x)*	941	13,033
Empire Resorts, Inc. (x)*	124	2,964
Extended Stay America, Inc.	3,209	62,126
Fiesta Restaurant Group, Inc.*	1,022	21,104
Fogo De Chao, Inc.*	386	5,365
Golden Entertainment, Inc.*	469	9,713
Hyatt Hotels Corp., Class A*	1,502	84,427
ILG, Inc.	4,072	111,939
International Game Technology plc	4,577	83,759
International Speedway Corp., Class A	1,045	39,240
Intrawest Resorts Holdings, Inc.*	168	3,988
J Alexander’s Holdings, Inc.*	623	7,632
Jack in the Box, Inc.	276	27,186
La Quinta Holdings, Inc.*	2,864	42,301
Marcus Corp. (The)	152	4,590
Marriott Vacations Worldwide Corp.	135	15,896
Monarch Casino & Resort, Inc.*	535	16,184
Penn National Gaming, Inc.*	3,115	66,661
Pinnacle Entertainment, Inc.*	742	14,662
Potbelly Corp.*	698	8,027
RCI Hospitality Holdings, Inc.	335	7,986
Red Lion Hotels Corp.*	933	6,858
Red Robin Gourmet Burgers, Inc.*	32	2,088
Red Rock Resorts, Inc., Class A	39,411	928,129
Ruby Tuesday, Inc.*	2,875	5,779
Sonic Corp.	752	19,920
Speedway Motorsports, Inc.	510	9,318
Texas Roadhouse, Inc.	7,444	379,272
Zoe’s Kitchen, Inc. (x)*	612	7,289

		2,883,640

Household Durables (2.7%)
AV Homes, Inc. (x)*	521	10,446
Bassett Furniture Industries, Inc.	414	15,711
Beazer Homes USA, Inc.*	1,257	17,246
CalAtlantic Group, Inc.	2,970	104,990
Century Communities, Inc.*	658	16,318
CSS Industries, Inc.	405	10,595
Ethan Allen Interiors, Inc.	1,049	33,883
Flexsteel Industries, Inc.	313	16,936
Green Brick Partners, Inc.*	1,069	12,240
Helen of Troy Ltd.*	628	59,095
Hovnanian Enterprises, Inc., Class A*	4,022	11,262
KB Home	2,772	66,445
La-Z-Boy, Inc.	1,139	37,018
Leggett & Platt, Inc.	1,094	57,468
Lennar Corp., Class A	8,621	459,672
LGI Homes, Inc. (x)*	252	10,125

See Notes to Financial Statements.

1313

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Libbey, Inc.	955	$7,697
Lifetime Brands, Inc.	371	6,734
M/I Homes, Inc.*	771	22,012
MDC Holdings, Inc.	1,051	37,132
Meritage Homes Corp.*	1,521	64,186
NACCO Industries, Inc., Class A	154	10,911
New Home Co., Inc. (The)*	575	6,595
Newell Brands, Inc.	24,943	1,337,443
NVR, Inc.*	484	1,166,734
PICO Holdings, Inc.*	901	15,768
PulteGroup, Inc.	8,877	217,753
Tempur Sealy International, Inc.*	1,220	65,136
Toll Brothers, Inc.	3,421	135,164
TopBuild Corp.*	627	33,275
TRI Pointe Group, Inc.*	6,311	83,242
UCP, Inc., Class A*	290	3,176
Whirlpool Corp.	4,356	834,696
William Lyon Homes, Class A (x)*	823	19,867
ZAGG, Inc.*	333	2,880

		5,009,851

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	859	8,375
FTD Cos., Inc.*	661	13,220
Gaia, Inc.*	314	3,517
Lands’ End, Inc. (x)*	629	9,372
Liberty Expedia Holdings, Inc., Class A*	1,891	102,152
Liberty TripAdvisor Holdings, Inc., Class A*	3,045	35,322
Liberty Ventures*	3,369	176,165
Overstock.com, Inc.*	335	5,461
TripAdvisor, Inc.*	2,466	94,201

		447,785

Leisure Products (0.1%)
Acushnet Holdings Corp.	969	19,225
Black Diamond, Inc.*	795	5,287
Brunswick Corp.	702	44,036
Callaway Golf Co.	3,944	50,404
Escalade, Inc.	341	4,467
Johnson Outdoors, Inc., Class A	176	8,485
Vista Outdoor, Inc.*	2,408	54,205

		186,109

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A (x)	2,319	52,757
Beasley Broadcast Group, Inc., Class A	236	2,313
Central European Media Enterprises Ltd., Class A*	3,321	13,284
Cinemark Holdings, Inc.	4,478	173,970
Clear Channel Outdoor Holdings, Inc., Class A	1,624	7,876
Daily Journal Corp. (x)*	47	9,695
Emerald Expositions Events, Inc.	625	13,688
Entercom Communications Corp., Class A (x)	1,168	12,089
Eros International plc (x)*	547	6,263
EW Scripps Co. (The), Class A*	2,426	43,207

Gannett Co., Inc.	4,830	$42,118
Global Eagle Entertainment, Inc. (x)*	2,046	7,284
Gray Television, Inc.*	1,047	14,344
Hemisphere Media Group, Inc. (x)*	565	6,695
Interpublic Group of Cos., Inc. (The)	2,591	63,739
John Wiley & Sons, Inc., Class A	1,887	99,539
Liberty Media Corp-Liberty Formula One, Class A (x)*	1,030	36,081
Liberty Media Corp-Liberty Formula One, Class C*	4,495	164,607
Lions Gate Entertainment Corp., Class A*	730	20,601
Lions Gate Entertainment Corp., Class B*	1,538	40,418
Live Nation Entertainment, Inc.*	14,435	503,060
Madison Square Garden Co. (The), Class A*	711	139,996
MDC Partners, Inc., Class A (x)	1,715	16,979
Meredith Corp. (x)	1,693	100,649
MSG Networks, Inc., Class A*	2,536	56,933
National CineMedia, Inc.	2,807	20,828
New Media Investment Group, Inc.	2,168	29,225
New York Times Co. (The), Class A	26,608	470,962
Reading International, Inc., Class A*	458	7,388
Regal Entertainment Group, Class A (x)	3,529	72,203
Saga Communications, Inc., Class A	167	7,640
Salem Media Group, Inc.	459	3,259
Scholastic Corp.	1,208	52,657
TEGNA, Inc.	61,678	888,779
Time, Inc.	4,207	60,370
Townsquare Media, Inc., Class A*	302	3,092
Tribune Media Co., Class A	3,100	126,387
tronc, Inc.*	292	3,764

		3,394,739

Multiline Retail (0.4%)
Dillard’s, Inc., Class A (x)	638	36,806
Fred’s, Inc., Class A (x)	1,459	13,467
JC Penney Co, Inc. (x)*	13,033	60,603
Kohl’s Corp.	7,268	281,054
Nordstrom, Inc. (x)	8,165	390,532
Sears Holdings Corp. (x)*	358	3,172

		785,634

Specialty Retail (2.5%)
Aaron’s, Inc.	30,367	1,181,277
Abercrombie & Fitch Co., Class A	2,843	35,367
American Eagle Outfitters, Inc.	6,851	82,555
America’s Car-Mart, Inc. (x)*	205	7,975
Ascena Retail Group, Inc. (x)*	7,146	15,364
At Home Group, Inc.*	45	1,048
AutoNation, Inc. (x)*	2,709	114,211
Barnes & Noble Education, Inc.*	1,575	16,742

See Notes to Financial Statements.

1314

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Barnes & Noble, Inc.	2,400	$18,240
Bed Bath & Beyond, Inc.	5,877	178,661
Big 5 Sporting Goods Corp. (x)	945	12,332
Boot Barn Holdings, Inc. (x)*	634	4,489
Buckle, Inc. (The) (x)	1,214	21,609
Build-A-Bear Workshop, Inc.*	604	6,312
Burlington Stores, Inc.*	1,248	114,804
Cabela’s, Inc.*	2,144	127,396
Caleres, Inc.	1,763	48,976
Carvana Co. (x)*	585	11,975
Cato Corp. (The), Class A	1,043	18,346
Chico’s FAS, Inc.	5,416	51,019
Citi Trends, Inc.	556	11,798
Conn’s, Inc. (x)*	761	14,535
Container Store Group, Inc. (The)*	494	2,924
Dick’s Sporting Goods, Inc.	807	32,143
DSW, Inc., Class A	2,787	49,330
Express, Inc.*	3,339	22,538
Finish Line, Inc. (The), Class A (x)	1,664	23,579
Foot Locker, Inc.	5,144	253,496
GameStop Corp., Class A	4,242	91,670
Genesco, Inc.*	820	27,798
GNC Holdings, Inc., Class A (x)	2,868	24,177
Group 1 Automotive, Inc.	859	54,392
Guess?, Inc.	2,508	32,052
Haverty Furniture Cos., Inc.	830	20,833
Hibbett Sports, Inc.*	905	18,779
Kirkland’s, Inc.*	651	6,692
MarineMax, Inc.*	477	9,325
Michaels Cos., Inc. (The)*	1,135	21,020
Murphy USA, Inc.*	1,461	108,275
Office Depot, Inc.	21,513	121,333
Party City Holdco, Inc. (x)*	1,082	16,933
Penske Automotive Group, Inc.	1,495	65,645
Pier 1 Imports, Inc.	3,470	18,009
Rent-A-Center, Inc. (x)	1,815	21,272
Sally Beauty Holdings, Inc.*	3,831	77,578
Shoe Carnival, Inc.	450	9,396
Signet Jewelers Ltd. (x)	2,897	183,206
Sonic Automotive, Inc., Class A	1,090	21,201
Staples, Inc.	100,430	1,011,331
Tailored Brands, Inc. (x)	1,343	14,988
Tilly’s, Inc., Class A	538	5,461
Urban Outfitters, Inc.*	18,706	346,809
Vitamin Shoppe, Inc.*	1,033	12,034
West Marine, Inc.	853	10,961
Williams-Sonoma, Inc.	2,956	143,366
Zumiez, Inc.*	851	10,510

		4,984,087

Textiles, Apparel & Luxury Goods (1.2%)
Columbia Sportswear Co.	783	45,461
Crocs, Inc.*	838	6,461
Deckers Outdoor Corp.*	1,248	85,188
Delta Apparel, Inc.*	323	7,164
Fossil Group, Inc. (x)*	1,890	19,562
G-III Apparel Group Ltd.*	1,810	45,160
Hanesbrands, Inc.	31,289	724,653
Iconix Brand Group, Inc.*	2,270	15,686
Michael Kors Holdings Ltd.*	6,045	219,131

Movado Group, Inc.	630	$15,908
Oxford Industries, Inc.	420	26,246
Perry Ellis International, Inc.*	560	10,898
Ralph Lauren Corp.	2,383	175,865
Sequential Brands Group, Inc. (x)*	1,869	7,457
Skechers U.S.A., Inc., Class A*	3,153	93,014
Steven Madden Ltd.*	22,525	899,873
Unifi, Inc.*	641	19,743
Vera Bradley, Inc.*	821	8,029

		2,425,499

Total Consumer Discretionary		23,741,897

Consumer Staples (4.5%)
Beverages (0.4%)
MGP Ingredients, Inc. (x)	63	3,224
Molson Coors Brewing Co., Class B	7,920	683,813

		687,037

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,126	38,453
Casey’s General Stores, Inc.	1,650	176,731
Ingles Markets, Inc., Class A	563	18,748
Natural Grocers by Vitamin Cottage, Inc. (x)*	417	3,449
Rite Aid Corp.*	23,722	69,980
Smart & Final Stores, Inc. (x)*	932	8,481
SpartanNash Co.	1,549	40,212
SUPERVALU, Inc. (x)*	10,968	36,085
United Natural Foods, Inc.*	2,137	78,428
US Foods Holding Corp.*	5,652	153,847
Village Super Market, Inc., Class A	311	8,061
Weis Markets, Inc.	385	18,757

		651,232

Food Products (3.0%)
Alico, Inc.	158	4,945
B&G Foods, Inc. (x)	23,117	822,965
Cal-Maine Foods, Inc. (x)*	1,314	52,034
Darling Ingredients, Inc.*	6,917	108,874
Dean Foods Co.	3,633	61,761
Farmer Brothers Co.*	368	11,132
Flowers Foods, Inc.	46,588	806,438
Fresh Del Monte Produce, Inc.	1,412	71,885
Hain Celestial Group, Inc. (The)*	4,306	167,159
Hostess Brands, Inc.*	3,185	51,279
Ingredion, Inc.	3,021	360,133
Lamb Weston Holdings, Inc.	4,764	209,807
Landec Corp.*	815	12,103
Limoneira Co.	335	7,916
Omega Protein Corp.	999	17,882
Pilgrim’s Pride Corp.*	245	5,370
Pinnacle Foods, Inc.	15,896	944,222
Post Holdings, Inc.*	16,782	1,303,123
Sanderson Farms, Inc. (x)	853	98,649
Seaboard Corp.	11	43,945
Seneca Foods Corp., Class A*	289	8,973
Snyder’s-Lance, Inc.	3,608	124,909
Tootsie Roll Industries, Inc.	225	7,841

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TreeHouse Foods, Inc.*	7,001	$571,912

		5,875,257

Household Products (0.0%)
Central Garden & Pet Co.*	358	11,381
Central Garden & Pet Co., Class A*	1,349	40,498
HRG Group, Inc.*	251	4,445
Oil-Dri Corp. of America	206	8,654
Orchids Paper Products Co. (x)	391	5,063

		70,041

Personal Products (0.7%)
Coty, Inc., Class A	24,748	464,272
Edgewell Personal Care Co.*	9,697	737,167
Inter Parfums, Inc.	408	14,953
Nature’s Sunshine Products, Inc.	508	6,731
Nu Skin Enterprises, Inc., Class A	1,595	100,230
Nutraceutical International Corp.	319	13,286
Revlon, Inc., Class A*	392	9,290

		1,345,929

Tobacco (0.1%)
Universal Corp.	1,045	67,612
Vector Group Ltd.	2,166	46,179

		113,791

Total Consumer Staples		8,743,287

Energy (5.1%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	2,894	32,992
Atwood Oceanics, Inc. (x)*	3,336	27,188
Basic Energy Services, Inc. (x)*	724	18,028
Bristow Group, Inc.	1,233	9,432
C&J Energy Services, Inc.*	1,949	66,792
CARBO Ceramics, Inc. (x)*	881	6,035
Diamond Offshore Drilling, Inc. (x)*	2,715	29,403
Dril-Quip, Inc.*	1,609	78,519
Ensco plc, Class A	29,187	150,606
Era Group, Inc.*	904	8,552
Exterran Corp.*	1,336	35,671
Fairmount Santrol Holdings, Inc. (x)*	725	2,828
Forum Energy Technologies, Inc.*	2,861	44,632
Frank’s International NV (x)	2,082	17,260
Geospace Technologies Corp.*	610	8,436
Gulf Island Fabrication, Inc. (x)	521	6,044
Helix Energy Solutions Group, Inc.*	5,894	33,242
Helmerich & Payne, Inc. (x)	10,565	574,103
Independence Contract Drilling, Inc.*	1,398	5,438
Keane Group, Inc. (x)*	91	1,456
Key Energy Services, Inc. (x)*	421	8,100
Mammoth Energy Services, Inc. (x)*	275	5,115
Matrix Service Co.*	1,231	11,510
McDermott International, Inc.*	11,896	85,294
Nabors Industries Ltd.	11,731	95,490

Natural Gas Services Group, Inc.*	478	$11,878
Newpark Resources, Inc.*	3,809	27,996
Noble Corp. plc (x)	10,171	36,819
Oceaneering International, Inc.	4,186	95,608
Oil States International, Inc.*	2,175	59,051
Parker Drilling Co.*	5,700	7,695
Patterson-UTI Energy, Inc.	8,796	177,592
PHI, Inc. (Non-Voting)*	513	5,007
Pioneer Energy Services Corp.*	2,981	6,111
ProPetro Holding Corp. (x)*	363	5,067
Rowan Cos. plc, Class A*	4,934	50,524
RPC, Inc.	210	4,244
SEACOR Holdings, Inc.*	642	22,021
SEACOR Marine Holdings, Inc. (x)*	718	14,618
Smart Sand, Inc. (x)*	73	650
Superior Energy Services, Inc.*	6,389	66,637
Tesco Corp.*	1,802	8,019
TETRA Technologies, Inc.*	4,737	13,216
Transocean Ltd. (x)*	16,628	136,848
Unit Corp.*	2,132	39,932
US Silica Holdings, Inc.	1,335	47,379
Weatherford International plc (x)*	37,268	144,228
Willbros Group, Inc.*	1,965	4,854

		2,348,160

Oil, Gas & Consumable Fuels (3.9%)
Abraxas Petroleum Corp.*	398	645
Adams Resources & Energy, Inc.	106	4,354
Alon USA Energy, Inc.	1,394	18,568
Antero Resources Corp.*	4,943	106,818
Approach Resources, Inc.*	1,620	5,459
Arch Coal, Inc., Class A (x)	935	63,861
Ardmore Shipping Corp.	600	4,890
Bill Barrett Corp. (x)*	2,940	9,026
Bonanza Creek Energy, Inc.*	777	24,639
California Resources Corp. (x)*	1,808	15,458
Callon Petroleum Co.*	8,498	90,164
Carrizo Oil & Gas, Inc.*	20,656	359,828
Centennial Resource Development, Inc., Class A*	4,674	73,943
Chesapeake Energy Corp. (x)*	35,636	177,111
Cimarex Energy Co.	16,770	1,576,547
Clean Energy Fuels Corp. (x)*	5,623	14,282
Cloud Peak Energy, Inc.*	3,000	10,590
Cobalt International Energy, Inc.*	1	2
CONSOL Energy, Inc.*	9,634	143,932
Contango Oil & Gas Co.*	896	5,949
CVR Energy, Inc. (x)	626	13,622
Delek US Holdings, Inc.	2,585	68,347
Denbury Resources, Inc. (x)*	17,399	26,620
DHT Holdings, Inc.	3,241	13,450
Diamondback Energy, Inc.*	3,209	284,991
Dorian LPG Ltd.*	776	6,348
Earthstone Energy, Inc. (x)*	378	3,784
Eclipse Resources Corp.*	3,535	10,110
Energen Corp.*	4,105	202,664
Energy XXI Gulf Coast, Inc. (x)*	1,062	19,721
EP Energy Corp., Class A (x)*	1,657	6,065
EQT Corp.	6,383	373,980
EXCO Resources, Inc.*	1	3

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Extraction Oil & Gas, Inc. (x)*	5,075	$68,259
Frontline Ltd. (x)	3,147	18,032
GasLog Ltd. (x)	1,700	25,925
Gastar Exploration, Inc. (x)*	3,479	3,222
Gener8 Maritime, Inc.*	1,921	10,930
Golar LNG Ltd. (x)	4,031	89,690
Green Plains, Inc.	1,625	33,394
Gulfport Energy Corp.*	6,062	89,415
Halcon Resources Corp. (x)*	2,508	11,386
Hallador Energy Co.	580	4,507
HollyFrontier Corp.	7,494	205,860
International Seaways, Inc.*	1,218	26,394
Jones Energy, Inc., Class A (x)*	1,456	2,330
Kosmos Energy Ltd. (x)*	8,031	51,479
Midstates Petroleum Co., Inc.*	505	6,398
Murphy Oil Corp.	6,898	176,796
Navios Maritime Acquisition Corp.	3,794	5,577
Nordic American Tankers Ltd. (x)	4,437	28,131
Oasis Petroleum, Inc.*	9,923	79,880
Overseas Shipholding Group, Inc., Class A*	1,743	4,636
Pacific Ethanol, Inc.*	1,679	10,494
Panhandle Oil and Gas, Inc., Class A	259	5,983
Par Pacific Holdings, Inc. (x)*	791	14,270
Parsley Energy, Inc., Class A*	3,343	92,768
PBF Energy, Inc., Class A (x)	4,650	103,509
PDC Energy, Inc.*	2,782	119,932
Peabody Energy Corp.*	2,030	49,634
Penn Virginia Corp. (x)*	80	2,940
QEP Resources, Inc.*	10,119	102,202
Range Resources Corp.	9,664	223,915
Renewable Energy Group, Inc. (x)*	1,686	21,834
Resolute Energy Corp. (x)*	854	25,424
REX American Resources Corp.*	255	24,623
Rice Energy, Inc.*	28,521	759,513
Ring Energy, Inc.*	104	1,352
RSP Permian, Inc.*	2,776	89,582
SandRidge Energy, Inc. (x)*	1,498	25,781
Scorpio Tankers, Inc.	7,241	28,747
SemGroup Corp., Class A	2,807	75,789
Ship Finance International Ltd. (x)	2,648	36,013
SilverBow Resources, Inc.*	253	6,618
SM Energy Co.	4,681	77,377
Southwestern Energy Co.*	21,367	129,911
SRC Energy, Inc. (x)*	7,495	50,441
Stone Energy Corp. (x)*	814	14,961
Targa Resources Corp.	8,251	372,945
Teekay Corp.	2,097	13,987
Teekay Tankers Ltd., Class A	5,572	10,475
Ultra Petroleum Corp.*	7,479	81,147
W&T Offshore, Inc. (x)*	3,713	7,277
Westmoreland Coal Co.*	831	4,047
Whiting Petroleum Corp.*	15,181	83,647
WildHorse Resource Development Corp. (x)*	867	10,725
World Fuel Services Corp.	2,872	110,428

WPX Energy, Inc.*	16,742	$161,728

		7,628,031

Total Energy		9,976,191

Financials (23.4%)
Banks (11.0%)
1st Source Corp.	652	31,257
Access National Corp. (x)	574	15,222
ACNB Corp.	251	7,656
Allegiance Bancshares, Inc.*	145	5,554
American National Bankshares, Inc.	373	13,782
Ameris Bancorp	371	17,882
Ames National Corp. (x)	329	10,067
Arrow Financial Corp.	471	14,907
Associated Banc-Corp	6,432	162,086
Atlantic Capital Bancshares, Inc.*	668	12,692
Banc of California, Inc. (x)	1,850	39,775
BancFirst Corp.	352	34,003
Banco Latinoamericano de Comercio Exterior SA, Class E	1,282	35,101
Bancorp, Inc. (The)*	2,043	15,486
BancorpSouth, Inc.	3,634	110,837
Bank of Commerce Holdings (x)	618	6,829
Bank of Hawaii Corp.	10,163	843,223
Bank of Marin Bancorp	239	14,710
Bank of NT Butterfield & Son Ltd. (The)	647	22,063
Bank of the Ozarks, Inc.	2,611	122,378
BankUnited, Inc.	48,689	1,641,305
Bankwell Financial Group, Inc.	222	6,933
Banner Corp.	1,372	77,532
Bar Harbor Bankshares	615	18,954
BCB Bancorp, Inc.	389	5,952
Berkshire Hills Bancorp, Inc.	1,503	52,830
Blue Hills Bancorp, Inc.	526	9,415
BOK Financial Corp.	12,861	1,081,995
Boston Private Financial Holdings, Inc.	3,522	54,063
Bridge Bancorp, Inc.	788	26,240
Brookline Bancorp, Inc.	3,144	45,902
Bryn Mawr Bank Corp.	695	29,538
BSB Bancorp, Inc.*	282	8,249
C&F Financial Corp.	138	6,472
Cadence BanCorp*	374	8,183
Camden National Corp.	647	27,763
Capital Bank Financial Corp., Class A	1,223	46,596
Capital City Bank Group, Inc.	441	9,005
Capstar Financial Holdings, Inc.*	248	4,400
Carolina Financial Corp.	184	5,947
Cathay General Bancorp	3,177	120,567
CenterState Banks, Inc.	2,252	55,985
Central Pacific Financial Corp.	1,209	38,047
Central Valley Community Bancorp	380	8,421
Century Bancorp, Inc., Class A	111	7,060
Chemical Financial Corp.	8,759	424,023
Chemung Financial Corp.	127	5,192
Citizens & Northern Corp.	484	11,258

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Citizens Financial Group, Inc.	11,897	$424,485
City Holding Co.	621	40,905
Civista Bancshares, Inc. (x)	403	8,415
CNB Financial Corp. (x)	591	14,166
CoBiz Financial, Inc.	1,488	25,891
Codorus Valley Bancorp, Inc. (x)	333	9,457
Columbia Banking System, Inc.	2,454	97,792
Commerce Bancshares, Inc.	3,802	216,068
Commerce Union Bancshares, Inc. (x)	280	6,684
Community Bank System, Inc.	2,065	115,165
Community Bankers Trust Corp. (x)*	863	7,120
Community Financial Corp. (The)	160	6,160
Community Trust Bancorp, Inc.	629	27,519
ConnectOne Bancorp, Inc.	926	20,881
County Bancorp, Inc.	184	4,416
CU Bancorp*	611	22,088
Cullen/Frost Bankers, Inc.	2,404	225,760
Customers Bancorp, Inc.*	1,197	33,851
CVB Financial Corp.	4,367	97,952
DNB Financial Corp. (x)	124	4,253
Eagle Bancorp, Inc.*	260	16,458
East West Bancorp, Inc.	22,361	1,309,906
Enterprise Bancorp, Inc.	380	13,505
Enterprise Financial Services Corp.	946	38,597
Equity Bancshares, Inc., Class A*	298	9,131
Evans Bancorp, Inc. (x)	191	7,630
Farmers & Merchants Bancorp, Inc.	177	10,974
Farmers Capital Bank Corp.	324	12,490
Farmers National Banc Corp.	1,063	15,414
FB Financial Corp. (x)*	132	4,777
FCB Financial Holdings, Inc., Class A*	1,490	71,148
Fidelity Southern Corp.	875	20,003
Financial Institutions, Inc.	588	17,522
First Bancorp	1,023	31,979
First BanCorp*	7,009	40,582
First Bancorp, Inc.	431	11,663
First Bancshares, Inc. (The) (x)	352	9,715
First Busey Corp.	1,394	40,872
First Business Financial Services, Inc.	406	9,370
First Citizens BancShares, Inc., Class A	314	117,028
First Commonwealth Financial Corp.	4,040	51,227
First Community Bancshares, Inc.	696	19,036
First Community Financial Partners, Inc.*	613	7,908
First Connecticut Bancorp, Inc.	461	11,825
First Financial Bancorp	2,598	71,965
First Financial Bankshares, Inc. (x)	942	41,636
First Financial Corp.	468	22,136
First Financial Northwest, Inc.	322	5,194
First Foundation, Inc.*	862	14,163
First Guaranty Bancshares, Inc. (x)	150	4,086

First Hawaiian, Inc.	2,224	$68,099
First Horizon National Corp.	81,766	1,424,363
First Internet Bancorp	236	6,620
First Interstate BancSystem, Inc., Class A	1,100	40,920
First Merchants Corp.	1,725	69,242
First Mid-Illinois Bancshares, Inc.	446	15,271
First Midwest Bancorp, Inc.	4,302	100,280
First Northwest Bancorp*	467	7,365
First of Long Island Corp. (The)	803	22,966
First Republic Bank	8,900	890,889
Flushing Financial Corp.	1,179	33,236
FNB Bancorp (x)	213	5,849
FNB Corp.	13,653	193,326
Franklin Financial Network, Inc.*	351	14,479
Fulton Financial Corp.	7,226	137,294
German American Bancorp, Inc.	924	31,499
Glacier Bancorp, Inc.	2,719	99,543
Great Southern Bancorp, Inc.	473	25,306
Great Western Bancorp, Inc.	2,497	101,903
Green Bancorp, Inc.*	712	13,813
Guaranty Bancorp	790	21,488
Hancock Holding Co.	3,547	173,803
Hanmi Financial Corp.	1,331	37,867
HarborOne Bancorp, Inc.*	285	5,689
Heartland Financial USA, Inc.	1,043	49,125
Heritage Commerce Corp.	1,373	18,920
Heritage Financial Corp.	1,242	32,913
Hilltop Holdings, Inc.	3,191	83,636
Home BancShares, Inc.	337	8,391
HomeTrust Bancshares, Inc.*	667	16,275
Hope Bancorp, Inc.	5,470	102,016
Horizon Bancorp	936	24,664
Howard Bancorp, Inc. (x)*	289	5,563
IBERIABANK Corp.	2,133	173,840
Independent Bank Corp.	1,938	92,619
Independent Bank Group, Inc.	744	44,268
International Bancshares Corp.	2,304	80,755
Investar Holding Corp. (x)	231	5,290
Investors Bancorp, Inc.	10,966	146,506
Lakeland Bancorp, Inc.	1,873	35,306
Lakeland Financial Corp.	854	39,182
LCNB Corp.	343	6,860
LegacyTexas Financial Group, Inc.	1,166	44,460
Macatawa Bank Corp.	1,174	11,200
MainSource Financial Group, Inc.	1,005	33,678
MB Financial, Inc.	3,131	137,889
MBT Financial Corp.	850	8,245
Mercantile Bank Corp.	646	20,336
Middlefield Banc Corp.	108	5,443
Midland States Bancorp, Inc.	598	20,045
MidSouth Bancorp, Inc. (x)	320	3,760
MidWestOne Financial Group, Inc.	469	15,894
MutualFirst Financial, Inc.	224	7,997
National Bank Holdings Corp., Class A	680	22,515
National Bankshares, Inc. (x)	278	11,342
National Commerce Corp.*	243	9,611
NBT Bancorp, Inc.	1,800	66,510
Nicolet Bankshares, Inc.*	378	20,680

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Northrim BanCorp, Inc.	292	$8,877
Norwood Financial Corp. (x)	157	6,633
OFG Bancorp	1,973	19,730
Ohio Valley Banc Corp.	161	5,804
Old Line Bancshares, Inc.	276	7,778
Old National Bancorp	5,667	97,756
Old Point Financial Corp. (x)	140	4,603
Old Second Bancorp, Inc.	1,210	13,976
Opus Bank	307	7,429
Orrstown Financial Services, Inc.	277	6,329
Pacific Continental Corp.	444	11,344
Pacific Mercantile Bancorp*	650	5,720
Pacific Premier Bancorp, Inc.*	1,081	39,889
PacWest Bancorp	5,089	237,656
Paragon Commercial Corp. (x)*	157	8,238
Park National Corp.	569	59,017
Park Sterling Corp.	1,373	16,311
Parke Bancorp, Inc.	227	5,085
Peapack Gladstone Financial Corp.	702	21,966
Penns Woods Bancorp, Inc.	181	7,454
Peoples Bancorp of North Carolina, Inc. (x)	169	5,340
Peoples Bancorp, Inc.	657	21,109
Peoples Financial Services Corp.	272	11,895
People’s United Financial, Inc.	14,492	255,929
People’s Utah Bancorp	495	13,266
Pinnacle Financial Partners, Inc.	2,126	133,513
Popular, Inc.	19,450	811,259
Premier Financial Bancorp, Inc.	398	8,203
Prosperity Bancshares, Inc.	2,816	180,900
QCR Holdings, Inc.	522	24,743
Renasant Corp.	1,813	79,301
Republic Bancorp, Inc., Class A	405	14,459
Republic First Bancorp, Inc. (x)*	1,577	14,587
S&T Bancorp, Inc.	1,447	51,889
Sandy Spring Bancorp, Inc.	996	40,497
Seacoast Banking Corp. of Florida*	1,688	40,681
Shore Bancshares, Inc.	538	8,850
Sierra Bancorp	554	13,601
Signature Bank*	939	134,775
Simmons First National Corp., Class A	1,259	66,601
SmartFinancial, Inc. (x)*	293	6,997
South State Corp.	1,219	104,468
Southern First Bancshares, Inc.*	268	9,929
Southern National Bancorp of Virginia, Inc.	458	8,061
Southside Bancshares, Inc.	1,147	40,066
Southwest Bancorp, Inc.	740	18,907
State Bank Financial Corp.	1,577	42,768
Sterling Bancorp	5,562	129,317
Stock Yards Bancorp, Inc.	894	34,777
Stonegate Bank	472	21,797
Summit Financial Group, Inc.	485	10,670
Sun Bancorp, Inc.	414	10,205
Sunshine Bancorp, Inc.*	256	5,455
SVB Financial Group*	3,899	685,405
Synovus Financial Corp.	5,120	226,509
TCF Financial Corp.	6,745	107,515

Texas Capital Bancshares, Inc.*	493	$38,158
Tompkins Financial Corp.	590	46,445
Towne Bank	2,379	73,273
TriCo Bancshares	833	29,280
TriState Capital Holdings, Inc.*	684	17,237
Triumph Bancorp, Inc.*	668	16,399
Trustmark Corp.	2,850	91,656
Two River Bancorp	286	5,317
UMB Financial Corp.	1,916	143,432
Umpqua Holdings Corp.	9,341	171,501
Union Bankshares Corp.	1,819	61,664
United Bankshares, Inc. (x)	4,222	165,502
United Community Banks, Inc.	2,979	82,816
United Security Bancshares (x)	511	4,727
Unity Bancorp, Inc. (x)	306	5,263
Univest Corp. of Pennsylvania	1,114	33,364
Valley National Bancorp	10,926	129,036
Veritex Holdings, Inc.*	405	10,664
Washington Trust Bancorp, Inc.	661	34,075
WashingtonFirst Bankshares, Inc.	437	15,090
Webster Financial Corp.	15,283	798,078
WesBanco, Inc.	1,802	71,251
West Bancorp, Inc.	529	12,511
Westamerica Bancorp (x)	1,061	59,458
Western Alliance Bancorp*	26,123	1,285,251
Wintrust Financial Corp.	2,344	179,175
Xenith Bankshares, Inc.*	207	6,429
Zions Bancorp.	8,474	372,093

		21,732,133

Capital Markets (1.4%)
Actua Corp.*	1,276	17,928
Arlington Asset Investment Corp., Class A (x)	1,055	14,422
Associated Capital Group, Inc., Class A	240	8,160
B. Riley Financial, Inc.	597	11,074
BGC Partners, Inc., Class A	7,429	93,903
Cowen, Inc. (x)*	1,176	19,110
Donnelley Financial Solutions, Inc.*	117	2,686
E*TRADE Financial Corp.*	11,727	445,978
Federated Investors, Inc., Class B	2,365	66,811
GAIN Capital Holdings, Inc.	1,700	10,591
GAMCO Investors, Inc., Class A	263	7,785
Greenhill & Co., Inc. (x)	1,238	24,884
Hamilton Lane, Inc., Class A	206	4,530
INTL. FCStone, Inc.*	686	25,903
Investment Technology Group, Inc.	1,232	26,168
KCG Holdings, Inc., Class A*	1,962	39,122
Ladenburg Thalmann Financial Services, Inc. (x)*	4,313	10,524
Lazard Ltd., Class A	561	25,991
Legg Mason, Inc.	2,853	108,870
Medley Management, Inc., Class A	411	2,672
Moelis & Co., Class A	11,260	437,451
Morningstar, Inc.	59	4,622
Oppenheimer Holdings, Inc., Class A	438	7,183

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Piper Jaffray Cos.	608	$36,450
PJT Partners, Inc., Class A	768	30,889
Pzena Investment Management, Inc., Class A	290	2,946
Raymond James Financial, Inc.	11,566	927,825
Safeguard Scientifics, Inc.*	1,013	12,055
Stifel Financial Corp.*	2,885	132,652
Virtus Investment Partners, Inc.	265	29,402
Waddell & Reed Financial, Inc., Class A (x)	3,230	60,982

		2,649,569

Consumer Finance (0.4%)
Credit Acceptance Corp.*	46	11,828
Elevate Credit, Inc.*	547	4,332
Encore Capital Group, Inc. (x)*	983	39,467
Enova International, Inc.*	968	14,375
EZCORP, Inc., Class A*	2,080	16,016
FirstCash, Inc.	1,633	95,204
LendingClub Corp.*	1,131	6,232
Navient Corp.	11,975	199,384
Nelnet, Inc., Class A	838	39,394
OneMain Holdings, Inc.*	2,257	55,500
PRA Group, Inc.*	789	29,903
Regional Management Corp.*	351	8,294
Santander Consumer USA Holdings, Inc.*	6,249	79,737
SLM Corp.*	18,223	209,565
World Acceptance Corp. (x)*	248	18,578

		827,809

Diversified Financial Services (0.2%)
FNFV Group*	2,671	42,202
Marlin Business Services Corp.	243	6,111
NewStar Financial, Inc.	1,101	11,561
On Deck Capital, Inc. (x)*	2,292	10,681
Tiptree, Inc.	1,053	7,424
Voya Financial, Inc.	7,442	274,535

		352,514

Insurance (7.7%)
Alleghany Corp.*	629	374,129
Allied World Assurance Co. Holdings AG	3,604	190,652
Ambac Financial Group, Inc.*	1,787	31,004
American Equity Investment Life Holding Co.	3,583	94,161
American Financial Group, Inc.	2,970	295,129
American National Insurance Co.	302	35,180
AMERISAFE, Inc.	776	44,193
AmTrust Financial Services, Inc. (x)	3,526	53,384
Arch Capital Group Ltd.*	11,796	1,100,449
Argo Group International Holdings Ltd.	1,222	74,053
Arthur J Gallagher & Co	2,367	135,511
Aspen Insurance Holdings Ltd.	1,734	86,440
Assurant, Inc.	1,840	190,790
Assured Guaranty Ltd.	5,093	212,582
Atlas Financial Holdings, Inc.*	253	3,770
Axis Capital Holdings Ltd.	3,538	228,767

Baldwin & Lyons, Inc., Class B	443	$10,854
Blue Capital Reinsurance Holdings Ltd.	270	4,941
Brown & Brown, Inc.	19,697	848,350
Citizens, Inc. (x)*	1,861	13,734
CNO Financial Group, Inc.	7,205	150,440
Donegal Group, Inc., Class A	397	6,312
eHealth, Inc.*	133	2,500
EMC Insurance Group, Inc.	361	10,029
Employers Holdings, Inc.	1,343	56,809
Enstar Group Ltd.*	2,236	444,181
Erie Indemnity Co., Class A	268	33,519
Everest Re Group Ltd.	1,724	438,913
FBL Financial Group, Inc., Class A	416	25,584
Federated National Holding Co.	498	7,968
Fidelity & Guaranty Life	442	13,724
First American Financial Corp.	4,549	203,295
Genworth Financial, Inc., Class A*	21,072	79,441
Global Indemnity Ltd.*	370	14,345
Greenlight Capital Re Ltd., Class A*	1,305	27,275
Hallmark Financial Services, Inc.*	470	5,297
Hanover Insurance Group, Inc. (The)	1,792	158,825
HCI Group, Inc.	146	6,859
Heritage Insurance Holdings, Inc.	969	12,616
Horace Mann Educators Corp.	1,726	65,243
Independence Holding Co. (x)	319	6,524
Infinity Property & Casualty Corp.	392	36,848
Investors Title Co.	14	2,708
James River Group Holdings Ltd.	764	30,354
Kemper Corp.	1,661	64,115
Kingstone Cos., Inc.	374	5,722
Maiden Holdings Ltd.	2,459	27,295
Markel Corp.*	484	472,316
MBIA, Inc.*	5,255	49,555
Mercury General Corp.	1,162	62,748
National General Holdings Corp.	792	16,711
National Western Life Group, Inc., Class A	94	30,044
Navigators Group, Inc. (The)	11,740	644,526
NI Holdings, Inc. (x)*	431	7,706
Old Republic International Corp.	10,306	201,276
OneBeacon Insurance Group Ltd., Class A	886	16,152
ProAssurance Corp.	2,232	135,706
Reinsurance Group of America, Inc.	8,279	1,062,941
RenaissanceRe Holdings Ltd.	7,246	1,007,556
RLI Corp.	256	13,983
Safety Insurance Group, Inc.	621	42,414
Selective Insurance Group, Inc.	2,446	122,422
State Auto Financial Corp.	665	17,110
State National Cos., Inc.	90	1,654
Stewart Information Services Corp.	846	38,391
Third Point Reinsurance Ltd.*	1,636	22,740
Torchmark Corp.	4,927	376,916

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

United Fire Group, Inc.	902	$39,742
United Insurance Holdings Corp. (x)	255	4,011
Universal Insurance Holdings, Inc. (x)	321	8,089
Validus Holdings Ltd.	33,384	1,734,966
White Mountains Insurance Group Ltd.	185	160,697
Willis Towers Watson plc	12,477	1,814,905
WMIH Corp.*	8,048	10,060
WR Berkley Corp.	4,025	278,409
XL Group Ltd.	20,065	878,847

		15,237,407

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	1,188	21,740
AGNC Investment Corp. (REIT)	15,091	321,286
Anworth Mortgage Asset Corp. (REIT)	4,262	25,615
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,018	74,534
Ares Commercial Real Estate Corp. (REIT)	1,141	14,936
ARMOUR Residential REIT, Inc. (REIT)	1,673	41,816
Capstead Mortgage Corp. (REIT)	4,065	42,398
Cherry Hill Mortgage Investment Corp. (REIT)	657	12,135
Chimera Investment Corp. (REIT)	8,036	149,711
CYS Investments, Inc. (REIT)	6,812	57,289
Dynex Capital, Inc. (REIT)	2,100	14,910
Ellington Residential Mortgage REIT (REIT) (x)	429	6,289
Great Ajax Corp. (REIT) (x)	803	11,226
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,061	47,135
Invesco Mortgage Capital, Inc. (REIT)	4,871	81,394
KKR Real Estate Finance Trust, Inc. (REIT) (x)	471	10,127
Ladder Capital Corp. (REIT)	3,057	40,994
MFA Financial, Inc. (REIT)	17,186	144,191
MTGE Investment Corp. (REIT)	2,035	38,258
New Residential Investment Corp. (REIT)	13,142	204,489
New York Mortgage Trust, Inc. (REIT) (x)	4,721	29,365
Orchid Island Capital, Inc. (REIT) (x)	1,017	10,028
Owens Realty Mortgage, Inc. (REIT)	480	8,141
PennyMac Mortgage Investment Trust (REIT)‡	2,893	52,913
Redwood Trust, Inc. (REIT)	3,292	56,096
Resource Capital Corp. (REIT) (x)	1,319	13,414
Starwood Property Trust, Inc. (REIT)	10,856	243,065

Sutherland Asset Management Corp. (REIT) (x)	880	$13,068
Two Harbors Investment Corp. (REIT)	14,916	147,818
Western Asset Mortgage Capital Corp. (REIT)	1,870	19,261

		1,953,642

Thrifts & Mortgage Finance (1.7%)
ASB Bancorp, Inc. (x)*	113	4,966
Astoria Financial Corp.	3,937	79,331
Bank Mutual Corp.	1,903	17,412
BankFinancial Corp.	613	9,146
Bear State Financial, Inc.	832	7,871
Beneficial Bancorp, Inc.	2,919	43,785
BofI Holding, Inc. (x)*	1,471	34,892
Capitol Federal Financial, Inc.	5,464	77,643
Charter Financial Corp.	412	7,416
Clifton Bancorp, Inc.	852	14,084
Dime Community Bancshares, Inc.	1,388	27,205
Entegra Financial Corp.*	288	6,552
ESSA Bancorp, Inc.	305	4,490
Essent Group Ltd.*	9,444	350,750
Federal Agricultural Mortgage Corp., Class C	377	24,392
First Defiance Financial Corp.	403	21,230
Flagstar Bancorp, Inc.*	876	26,998
Hingham Institution for Savings	28	5,094
Home Bancorp, Inc.	263	11,183
HomeStreet, Inc.*	1,232	34,096
Impac Mortgage Holdings, Inc. (x)*	406	6,143
Kearny Financial Corp.	3,586	53,252
Malvern Bancorp, Inc. (x)*	267	6,395
Meridian Bancorp, Inc.	1,683	28,443
Meta Financial Group, Inc.	342	30,438
MGIC Investment Corp.*	15,585	174,552
Nationstar Mortgage Holdings, Inc. (x)*	57,697	1,032,199
New York Community Bancorp, Inc.	20,156	264,648
NMI Holdings, Inc., Class A*	1,992	22,808
Northfield Bancorp, Inc.	1,710	29,327
Northwest Bancshares, Inc.	4,026	62,846
OceanFirst Financial Corp.	1,329	36,042
Ocwen Financial Corp. (x)*	4,530	12,186
Oritani Financial Corp.	1,669	28,456
PCSB Financial Corp.*	754	12,863
PennyMac Financial Services, Inc., Class A*‡	302	5,043
PHH Corp.*	2,169	29,867
Provident Bancorp, Inc.*	168	3,780
Provident Financial Holdings, Inc.	268	5,159
Provident Financial Services, Inc.	2,619	66,470
Prudential Bancorp, Inc.	329	5,975
Radian Group, Inc.	9,135	149,357
Riverview Bancorp, Inc. (x)	767	5,093
SI Financial Group, Inc.	433	6,971
Southern Missouri Bancorp, Inc.	254	8,194
Territorial Bancorp, Inc.	362	11,291

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TFS Financial Corp.	2,219	$34,328
Timberland Bancorp, Inc. (x)	257	6,494
TrustCo Bank Corp.	3,840	29,760
United Community Financial Corp.	2,177	18,091
United Financial Bancorp, Inc.	2,111	35,233
Walker & Dunlop, Inc.*	172	8,399
Washington Federal, Inc.	3,773	125,264
Waterstone Financial, Inc.	989	18,643
Western New England Bancorp, Inc.	1,047	10,627
WSFS Financial Corp.	967	43,853

		3,237,026

Total Financials		45,990,100

Health Care (7.0%)
Biotechnology (0.7%)
Abeona Therapeutics, Inc. (x)*	943	6,035
Acceleron Pharma, Inc.*	230	6,990
Achillion Pharmaceuticals, Inc.*	4,885	22,422
Acorda Therapeutics, Inc.*	1,516	29,865
Adamas Pharmaceuticals, Inc. (x)*	278	4,862
Agenus, Inc.*	724	2,831
Agios Pharmaceuticals, Inc.*	131	6,740
Alder Biopharmaceuticals, Inc. (x)*	1,639	18,767
Alnylam Pharmaceuticals, Inc.*	418	33,340
AMAG Pharmaceuticals, Inc. (x)*	1,479	27,214
Ardelyx, Inc.*	1,245	6,350
Array BioPharma, Inc.*	870	7,282
Atara Biotherapeutics, Inc. (x)*	1,041	14,574
Bellicum Pharmaceuticals, Inc. (x)*	320	3,738
BioCryst Pharmaceuticals, Inc. (x)*	613	3,408
Biohaven Pharmaceutical Holding Co. Ltd.*	96	2,400
BioTime, Inc.*	3,160	9,954
Bluebird Bio, Inc. (x)*	1,145	120,281
Cara Therapeutics, Inc. (x)*	152	2,339
Cascadian Therapeutics, Inc.*	1,325	4,922
Celldex Therapeutics, Inc. (x)*	5,550	13,709
Chimerix, Inc.*	2,036	11,096
Concert Pharmaceuticals, Inc. (x)*	443	6,180
Corvus Pharmaceuticals, Inc. (x)*	357	4,320
Dynavax Technologies Corp.*	1,883	18,171
Editas Medicine, Inc. (x)*	402	6,746
Emergent BioSolutions, Inc.*	743	25,195
Enanta Pharmaceuticals, Inc.*	658	23,675
Epizyme, Inc. (x)*	530	8,003
Fate Therapeutics, Inc. (x)*	1,112	3,603
Five Prime Therapeutics, Inc.*	1,139	34,295
Heron Therapeutics, Inc.*	258	3,573
Idera Pharmaceuticals, Inc. (x)*	332	571
Immune Design Corp.*	592	5,772
Immunomedics, Inc. (x)*	2,618	23,117
Insmed, Inc.*	350	6,006
Intellia Therapeutics, Inc.*	587	9,392
Intrexon Corp. (x)*	613	14,767

Iovance Biotherapeutics, Inc.*	2,011	$14,781
Juno Therapeutics, Inc. (x)*	2,691	80,434
Karyopharm Therapeutics, Inc. (x)*	1,105	10,000
Kindred Biosciences, Inc. (x)*	748	6,433
MacroGenics, Inc.*	990	17,335
Merrimack Pharmaceuticals, Inc. (x)	2,203	2,732
Minerva Neurosciences, Inc.*	254	2,248
Momenta Pharmaceuticals, Inc.*	2,329	39,360
Myriad Genetics, Inc. (x)*	2,702	69,820
NantKwest, Inc. (x)*	1,240	9,412
Novavax, Inc. (x)*	7,149	8,221
Novelion Therapeutics, Inc.*	583	5,381
Nymox Pharmaceutical Corp.*	664	2,922
OPKO Health, Inc. (x)*	12,440	81,855
Otonomy, Inc.*	1,131	21,319
PDL BioPharma, Inc.*	6,479	16,003
Portola Pharmaceuticals, Inc.*	130	7,302
Protagonist Therapeutics, Inc. (x)*	211	2,386
Prothena Corp. plc (x)*	360	19,483
PTC Therapeutics, Inc. (x)*	261	4,784
Recro Pharma, Inc. (x)*	476	3,346
REGENXBIO, Inc.*	801	15,820
Retrophin, Inc.*	1,623	31,470
Sarepta Therapeutics, Inc.*	515	17,361
Spectrum Pharmaceuticals, Inc.*	3,243	24,160
Stemline Therapeutics, Inc. (x)*	888	8,170
Syndax Pharmaceuticals, Inc. (x)*	172	2,403
Trevena, Inc.*	2,066	4,752
United Therapeutics Corp.*	1,886	244,670
Voyager Therapeutics, Inc. (x)*	592	5,304

		1,332,172

Health Care Equipment & Supplies (2.5%)
Alere, Inc.*	3,637	182,541
Analogic Corp.	541	39,304
AngioDynamics, Inc.*	1,514	24,542
Anika Therapeutics, Inc.*	87	4,293
Boston Scientific Corp.*	40,940	1,134,856
Cerus Corp. (x)*	663	1,664
ConforMIS, Inc.*	1,017	4,363
CONMED Corp.	1,154	58,785
Cooper Cos., Inc. (The)	4,003	958,397
CryoLife, Inc.*	499	9,955
Exactech, Inc.*	466	13,887
Haemonetics Corp.*	420	16,586
Halyard Health, Inc.*	1,966	77,224
Hill-Rom Holdings, Inc.	3,124	248,702
ICU Medical, Inc.*	187	32,258
Integer Holdings Corp.*	1,304	56,398
Invacare Corp.	1,307	17,252
Lantheus Holdings, Inc.*	163	2,877
LivaNova plc*	2,042	124,991
Meridian Bioscience, Inc.	287	4,520
Obalon Therapeutics, Inc. (x)*	225	2,230
OraSure Technologies, Inc.*	165	2,848
Orthofix International NV*	13,431	624,273
Quotient Ltd.*	366	2,694
Rockwell Medical, Inc. (x)*	256	2,030

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

RTI Surgical, Inc.*	495	$2,896
Sientra, Inc. (x)*	543	5,278
STERIS plc	9,339	761,128
Teleflex, Inc.	1,594	331,169
Utah Medical Products, Inc.	34	2,462

		4,750,403

Health Care Providers & Services (1.9%)
AAC Holdings, Inc. (x)*	493	3,416
Acadia Healthcare Co., Inc. (x)*	3,331	164,485
Aceto Corp.	1,228	18,973
Almost Family, Inc.*	405	24,968
American Renal Associates Holdings, Inc.*	133	2,467
BioScrip, Inc. (x)*	3,190	8,661
Brookdale Senior Living, Inc.*	7,817	114,988
Community Health Systems, Inc.*	3,983	39,671
Cross Country Healthcare, Inc.*	780	10,070
Diplomat Pharmacy, Inc.*	2,006	29,689
Ensign Group, Inc. (The)	847	18,439
Envision Healthcare Corp.*	9,445	591,918
HealthSouth Corp.	11,106	537,530
Kindred Healthcare, Inc.	3,469	40,414
LHC Group, Inc.*	46	3,123
LifePoint Health, Inc.*	20,580	1,381,946
Magellan Health, Inc.*	275	20,048
MEDNAX, Inc.*	3,867	233,451
Molina Healthcare, Inc.*	1,577	109,097
National HealthCare Corp.	463	32,475
National Research Corp., Class A	82	2,206
Owens & Minor, Inc.	2,557	82,310
Patterson Cos., Inc. (x)	3,154	148,080
PharMerica Corp.*	1,239	32,524
Premier, Inc., Class A*	1,557	56,052
Providence Service Corp. (The)*	85	4,302
R1 RCM, Inc. (x)*	606	2,273
Tivity Health, Inc.*	517	20,602
Triple-S Management Corp., Class B*	762	12,885
WellCare Health Plans, Inc.*	148	26,575

		3,773,638

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	7,650	97,614
Computer Programs & Systems, Inc.	227	7,446
Evolent Health, Inc., Class A*	1,238	31,383
HMS Holdings Corp.*	464	8,584
NantHealth, Inc. (x)*	660	2,792
Quality Systems, Inc.*	786	13,527

		161,346

Life Sciences Tools & Services (1.5%)
Accelerate Diagnostics, Inc. (x)*	87	2,379
Bio-Rad Laboratories, Inc., Class A*	886	200,511
Bio-Techne Corp.	3,370	395,975
Bruker Corp.	2,798	80,694
Charles River Laboratories International, Inc.*	5,003	506,053

ICON plc*	2,503	$244,768
Luminex Corp.	993	20,972
Medpace Holdings, Inc.*	307	8,903
NanoString Technologies, Inc. (x)*	435	7,195
Patheon NV*	9,684	337,778
PerkinElmer, Inc.	12,471	849,775
QIAGEN NV*	6,521	218,649
VWR Corp.*	3,597	118,737

		2,992,389

Pharmaceuticals (0.3%)
Akorn, Inc.*	198	6,641
Aratana Therapeutics, Inc. (x)*	130	940
Cempra, Inc.*	1,784	8,206
Clearside Biomedical, Inc. (x)*	337	3,070
Collegium Pharmaceutical, Inc. (x)*	869	10,871
Dermira, Inc.*	277	8,072
Endo International plc*	9,494	106,048
Horizon Pharma plc*	6,851	81,321
Impax Laboratories, Inc.*	3,068	49,395
Intra-Cellular Therapies, Inc. (x)*	1,406	17,463
Lannett Co., Inc. (x)*	1,268	25,867
Mallinckrodt plc*	4,192	187,844
Medicines Co. (The) (x)*	255	9,693
Phibro Animal Health Corp., Class A	67	2,482
Prestige Brands Holdings, Inc.*	1,887	99,652
SciClone Pharmaceuticals, Inc.*	1,414	15,554
Sucampo Pharmaceuticals, Inc., Class A (x)*	252	2,646
Tetraphase Pharmaceuticals, Inc.*	1,661	11,843
Zogenix, Inc.*	234	3,393

		651,001

Total Health Care		13,660,949

Industrials (12.4%)
Aerospace & Defense (0.8%)
AAR Corp.	1,354	47,065
Aerovironment, Inc.*	874	33,387
Cubic Corp.	1,064	49,263
Curtiss-Wright Corp.	478	43,871
DigitalGlobe, Inc.*	2,611	86,946
Ducommun, Inc.*	431	13,611
Engility Holdings, Inc.*	736	20,902
Esterline Technologies Corp.*	1,105	104,754
Hexcel Corp.	1,277	67,413
Huntington Ingalls Industries, Inc.	316	58,827
KeyW Holding Corp. (The) (x)*	2,136	19,972
KLX, Inc.*	2,180	109,000
Kratos Defense & Security Solutions, Inc.*	1,839	21,829
Mercury Systems, Inc.*	156	6,566
Moog, Inc., Class A*	1,225	87,857
National Presto Industries, Inc.	199	21,990
Orbital ATK, Inc.	2,431	239,113
Sparton Corp. (x)*	421	9,258
Spirit AeroSystems Holdings, Inc., Class A	5,114	296,304

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Teledyne Technologies, Inc.*	1,481	$189,050
Triumph Group, Inc.	2,062	65,159
Vectrus, Inc.*	344	11,118

		1,603,255

Air Freight & Logistics (1.0%)
Atlas Air Worldwide Holdings, Inc.*	979	51,055
Echo Global Logistics, Inc.*	1,162	23,124
Hub Group, Inc., Class A*	29,284	1,123,041
Park-Ohio Holdings Corp.	401	15,278
XPO Logistics, Inc.*	11,533	745,378

		1,957,876

Airlines (0.6%)
Alaska Air Group, Inc.	6,040	542,151
Copa Holdings SA, Class A	1,222	142,974
Hawaiian Holdings, Inc.*	207	9,719
JetBlue Airways Corp.*	14,106	322,040
SkyWest, Inc.	2,113	74,166
Spirit Airlines, Inc.*	2,942	151,954

		1,243,004

Building Products (0.3%)
Armstrong Flooring, Inc.*	1,045	18,779
Caesarstone Ltd.*	347	12,162
CSW Industrials, Inc.*	360	13,914
Fortune Brands Home & Security, Inc.	448	29,228
Gibraltar Industries, Inc.*	1,326	47,272
Griffon Corp.	131	2,875
Insteel Industries, Inc.	78	2,572
Lennox International, Inc.	114	20,935
Owens Corning	4,694	314,121
Quanex Building Products Corp.	1,277	27,009
Simpson Manufacturing Co., Inc.	1,481	64,735
Universal Forest Products, Inc.	93	8,120
USG Corp. (x)*	3,714	107,780

		669,502

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	1,162	48,246
ACCO Brands Corp.*	4,542	52,914
ARC Document Solutions, Inc.*	1,436	5,974
Brady Corp., Class A	467	15,831
Casella Waste Systems, Inc., Class A*	1,318	21,628
CECO Environmental Corp.	1,370	12,577
Clean Harbors, Inc.*	668	37,294
Ennis, Inc.	1,053	20,112
Essendant, Inc.	1,488	22,067
Heritage-Crystal Clean, Inc.*	317	5,040
Herman Miller, Inc.	373	11,339
InnerWorkings, Inc.*	223	2,587
Interface, Inc.	217	4,264
Kimball International, Inc., Class B	262	4,373
Knoll, Inc.	133	2,667
LSC Communications, Inc.	1,409	30,153
McGrath RentCorp	927	32,102
Mobile Mini, Inc.	1,847	55,133
NL Industries, Inc.*	371	2,616

Pitney Bowes, Inc.	7,916	$119,531
Quad/Graphics, Inc.	525	12,033
RR Donnelley & Sons Co. (x)	2,264	28,391
SP Plus Corp.*	505	15,428
Steelcase, Inc., Class A	677	9,478
Team, Inc.*	668	15,665
Tetra Tech, Inc.	170	7,778
UniFirst Corp.	642	90,329
Viad Corp. (x)	363	17,152
VSE Corp.	378	17,002
West Corp.	1,584	36,939

		756,643

Construction & Engineering (1.3%)
AECOM*	21,401	691,894
Aegion Corp.*	1,398	30,588
Ameresco, Inc., Class A*	628	4,836
Chicago Bridge & Iron Co. NV (x)	4,235	83,557
EMCOR Group, Inc.	613	40,078
Fluor Corp.	5,914	270,743
Granite Construction, Inc.	374	18,042
Great Lakes Dredge & Dock Corp.*	1,932	8,308
IES Holdings, Inc.*	354	6,425
Jacobs Engineering Group, Inc.	15,654	851,421
KBR, Inc.	5,395	82,112
Layne Christensen Co. (x)*	773	6,795
MYR Group, Inc.*	366	11,353
Northwest Pipe Co.*	354	5,756
NV5 Global, Inc.*	104	4,420
Orion Group Holdings, Inc.*	553	4,131
Quanta Services, Inc.*	4,669	153,703
Sterling Construction Co., Inc.*	773	10,103
Tutor Perini Corp.*	1,323	38,036
Valmont Industries, Inc.	941	140,774

		2,463,075

Electrical Equipment (0.5%)
Babcock & Wilcox Enterprises, Inc.*	1,979	23,273
Encore Wire Corp.	849	36,252
General Cable Corp.	193	3,156
Hubbell, Inc.	4,132	467,619
LSI Industries, Inc.	960	8,688
Powell Industries, Inc.	345	11,037
Preformed Line Products Co.	127	5,895
Regal Beloit Corp.	1,887	153,885
Revolution Lighting Technologies, Inc. (x)*	397	2,616
Sensata Technologies Holding NV (x)*	3,543	151,357
Sunrun, Inc. (x)*	3,608	25,689
Thermon Group Holdings, Inc.*	1,444	27,681
Vicor Corp.*	86	1,539
Vivint Solar, Inc. (x)*	369	2,159

		920,846

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,683	255,958

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (3.6%)
Actuant Corp., Class A	1,253	$30,824
AGCO Corp.	2,820	190,040
Alamo Group, Inc.	60	5,449
Albany International Corp., Class A	256	13,670
American Railcar Industries, Inc. (x)	306	11,720
Astec Industries, Inc.	450	24,980
Barnes Group, Inc.	1,833	107,285
Blue Bird Corp. (x)*	215	3,655
Briggs & Stratton Corp.	1,760	42,416
Chart Industries, Inc.*	1,289	44,767
CIRCOR International, Inc.	361	21,436
Colfax Corp.*	23,465	923,817
Columbus McKinnon Corp.	812	20,641
Crane Co.	2,111	167,571
DMC Global, Inc.	625	8,188
Donaldson Co., Inc.	420	19,127
Dover Corp.	4,732	379,601
Eastern Co. (The)	221	6,641
ESCO Technologies, Inc.	1,074	64,064
ExOne Co. (The) (x)*	34	389
Federal Signal Corp.	1,883	32,689
Flowserve Corp.	5,524	256,479
Franklin Electric Co., Inc.	107	4,430
FreightCar America, Inc.	552	9,599
Gencor Industries, Inc.*	304	4,925
Global Brass & Copper Holdings, Inc.	112	3,422
Gorman-Rupp Co. (The)	738	18,797
Graham Corp.	455	8,945
Greenbrier Cos., Inc. (The) (x)	1,161	53,696
Hardinge, Inc.	501	6,222
Hurco Cos., Inc.	234	8,132
Hyster-Yale Materials Handling, Inc.	70	4,918
IDEX Corp.	222	25,088
ITT, Inc.	3,752	150,755
LB Foster Co., Class A	308	6,607
Manitowoc Co., Inc. (The)*	5,412	32,526
Meritor, Inc.*	3,543	58,849
Milacron Holdings Corp.*	256	4,503
Miller Industries, Inc.	376	9,344
Mueller Water Products, Inc., Class A	2,548	29,761
Navistar International Corp. (x)*	1,970	51,673
Oshkosh Corp.	3,151	217,041
Parker-Hannifin Corp.	1,917	306,375
Rexnord Corp.*	4,388	102,021
Snap-on, Inc.	2,117	334,486
Spartan Motors, Inc.	559	4,947
SPX FLOW, Inc.*	13,555	499,908
Standex International Corp.	122	11,065
Supreme Industries, Inc., Class A	256	4,211
Tennant Co.	26	1,919
Terex Corp.	3,821	143,288
Timken Co. (The)	13,559	627,104
Titan International, Inc.	2,114	25,389
TriMas Corp.*	1,913	39,886
Trinity Industries, Inc.	6,367	178,467

Twin Disc, Inc. (x)*	328	$5,294
Wabash National Corp. (x)	1,818	39,960
WABCO Holdings, Inc.*	1,827	232,961
Wabtec Corp. (x)	11,708	1,071,282
Watts Water Technologies, Inc., Class A	495	31,284
Xylem, Inc.	3,636	201,543

		6,946,072

Marine (0.9%)
Costamare, Inc.	1,605	11,733
Eagle Bulk Shipping, Inc.*	1,526	7,218
Genco Shipping & Trading Ltd.*	274	2,595
Kirby Corp.*	24,673	1,649,389
Matson, Inc.	964	28,958
Navios Maritime Holdings, Inc.*	3,321	4,550
Safe Bulkers, Inc.*	1,827	4,184
Scorpio Bulkers, Inc.*	2,429	17,246

		1,725,873

Professional Services (0.7%)
Acacia Research Corp.*	2,359	9,672
CBIZ, Inc.*	2,112	31,680
Cogint, Inc. (x)*	659	3,328
CRA International, Inc.	370	13,438
Dun & Bradstreet Corp. (The)	955	103,283
Franklin Covey Co.*	119	2,297
FTI Consulting, Inc.*	1,718	60,061
GP Strategies Corp.*	95	2,508
Heidrick & Struggles International, Inc.	802	17,444
Hill International, Inc.*	115	598
Huron Consulting Group, Inc.*	930	40,176
ICF International, Inc.*	761	35,843
Kelly Services, Inc., Class A	1,237	27,771
Korn/Ferry International	2,154	74,378
ManpowerGroup, Inc.	2,832	316,193
Mistras Group, Inc.*	647	14,215
Navigant Consulting, Inc.*	1,995	39,421
Pendrell Corp.*	387	2,798
Resources Connection, Inc.	1,142	15,645
Robert Half International, Inc.	10,212	489,460
RPX Corp.*	1,925	26,854
TrueBlue, Inc.*	1,666	44,149

		1,371,212

Road & Rail (1.2%)
AMERCO	212	77,605
ArcBest Corp.	929	19,137
Avis Budget Group, Inc. (x)*	19,509	532,010
Covenant Transportation Group, Inc., Class A*	561	9,834
Genesee & Wyoming, Inc., Class A*	9,358	639,994
Heartland Express, Inc.	121	2,519
Hertz Global Holdings, Inc. (x)*	2,310	26,565
Knight Transportation, Inc. (x)	231	8,559
Marten Transport Ltd.	975	26,715
Old Dominion Freight Line, Inc.	7,627	726,396
Roadrunner Transportation Systems, Inc.*	1,432	10,411
Ryder System, Inc.	2,254	162,243

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Saia, Inc.*	600	$30,780
Schneider National, Inc., Class B	117	2,617
Universal Logistics Holdings, Inc.	137	2,055
Werner Enterprises, Inc.	1,977	58,025
YRC Worldwide, Inc.*	1,217	13,533

		2,348,998

Trading Companies & Distributors (0.9%)
Air Lease Corp.	3,832	143,164
Aircastle Ltd.	18,178	395,371
Beacon Roofing Supply, Inc.*	10,564	517,635
BMC Stock Holdings, Inc. (x)*	2,603	56,876
CAI International, Inc.*	344	8,118
DXP Enterprises, Inc.*	146	5,037
Foundation Building Materials, Inc.*	358	4,604
GATX Corp. (x)	1,659	106,624
Huttig Building Products, Inc.*	359	2,517
Kaman Corp.	1,050	52,364
Lawson Products, Inc.*	56	1,240
MRC Global, Inc.*	3,743	61,834
MSC Industrial Direct Co., Inc., Class A	1,103	94,814
Neff Corp., Class A*	36	684
Nexeo Solutions, Inc. (x)*	1,028	8,532
NOW, Inc.*	4,504	72,424
Rush Enterprises, Inc., Class A*	652	24,241
Rush Enterprises, Inc., Class B*	111	4,042
Textainer Group Holdings Ltd.*	1,159	16,806
Titan Machinery, Inc.*	775	13,935
Triton International Ltd.	1,826	61,061
Veritiv Corp.*	478	21,510
WESCO International, Inc.*	2,069	118,554
Willis Lease Finance Corp.*	103	2,753

		1,794,740

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,297	258,485
Wesco Aircraft Holdings, Inc.*	2,344	25,432

		283,917

Total Industrials		24,340,971

Information Technology (10.1%)
Communications Equipment (1.9%)
Acacia Communications, Inc.*	71	2,944
ADTRAN, Inc.	2,044	42,209
ARRIS International plc*	20,536	575,418
Brocade Communications Systems, Inc.	17,178	216,615
Calix, Inc.*	1,675	11,474
CommScope Holding Co., Inc.*	29,286	1,113,746
Comtech Telecommunications Corp.	948	17,984
Digi International, Inc.*	1,149	11,662
EchoStar Corp., Class A*	1,987	120,611
EMCORE Corp.	635	6,763
Finisar Corp.*	2,525	65,600
Harmonic, Inc.*	3,312	17,388
Infinera Corp. (x)*	6,090	64,980
Juniper Networks, Inc.	34,754	968,941
KVH Industries, Inc.*	691	6,565

NETGEAR, Inc.*	1,364	$58,788
NetScout Systems, Inc.*	3,738	128,587
Oclaro, Inc. (x)*	990	9,247
ShoreTel, Inc.*	2,841	16,478
Sonus Networks, Inc.*	2,152	16,011
ViaSat, Inc.*	2,121	140,410
Viavi Solutions, Inc.*	6,042	63,622

		3,676,043

Electronic Equipment, Instruments & Components (2.5%)
Amphenol Corp., Class A	6,593	486,695
Anixter International, Inc.*	1,222	95,560
Arrow Electronics, Inc.*	3,741	293,369
Avnet, Inc.	12,000	466,560
AVX Corp.	1,884	30,785
Bel Fuse, Inc., Class B	301	7,435
Belden, Inc.	13,198	995,524
Benchmark Electronics, Inc.*	2,105	67,992
Control4 Corp.*	104	2,039
CTS Corp.	1,390	30,024
Daktronics, Inc.	628	6,048
Dolby Laboratories, Inc., Class A	2,355	115,301
Electro Scientific Industries, Inc.*	1,430	11,783
FARO Technologies, Inc.*	509	19,240
Fitbit, Inc., Class A (x)*	7,367	39,119
FLIR Systems, Inc.	2,694	93,374
II-VI, Inc.*	1,810	62,083
Insight Enterprises, Inc.*	911	36,431
Jabil, Inc.	7,523	219,596
Keysight Technologies, Inc.*	20,625	802,931
Kimball Electronics, Inc.*	1,106	19,963
Knowles Corp. (x)*	3,723	62,993
Maxwell Technologies, Inc.*	1,457	8,727
MTS Systems Corp.	707	36,623
National Instruments Corp.	945	38,008
Park Electrochemical Corp.	889	16,375
PC Connection, Inc.	467	12,637
PCM, Inc. (x)*	238	4,463
Plexus Corp.*	1,416	74,439
Radisys Corp.*	1,214	4,565
Sanmina Corp.*	3,106	118,339
ScanSource, Inc.*	1,042	41,993
SYNNEX Corp.	974	116,841
Systemax, Inc.	92	1,730
Tech Data Corp.*	1,363	137,663
Trimble, Inc.*	2,210	78,831
TTM Technologies, Inc.*	3,055	53,035
VeriFone Systems, Inc.*	4,340	78,554
Vishay Intertechnology, Inc.	5,672	94,155
Vishay Precision Group, Inc.*	426	7,370

		4,889,193

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	7,810	389,015
Bankrate, Inc.*	1,987	25,533
Bazaarvoice, Inc.*	3,296	16,315
Blucora, Inc.*	1,410	29,892
Cars.com, Inc.*	3,065	81,621
DHI Group, Inc.*	1,997	5,691
Global Sources Ltd.*	58	1,160
Leaf Group Ltd.*	446	3,479
Limelight Networks, Inc.*	1,625	4,696

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Liquidity Services, Inc.*	1,121	$7,118
LogMeIn, Inc.	822	85,899
Meet Group, Inc. (The) (x)*	2,370	11,969
QuinStreet, Inc.*	1,550	6,464
Rightside Group Ltd.*	459	4,875
Rocket Fuel, Inc. (x)*	1,412	3,883
TechTarget, Inc.*	653	6,772
XO Group, Inc.*	265	4,669
Zillow Group, Inc., Class A*	681	33,260
Zillow Group, Inc., Class C (x)*	1,369	67,095

		789,406

IT Services (3.0%)
Acxiom Corp.*	23,230	603,515
Amdocs Ltd.	9,431	607,923
Booz Allen Hamilton Holding Corp.	23,794	774,258
Broadridge Financial Solutions, Inc.	3,373	254,864
CACI International, Inc., Class A*	1,032	129,052
Conduent, Inc.*	37,228	593,414
Convergys Corp.	3,973	94,478
CoreLogic, Inc.*	1,489	64,593
CSG Systems International, Inc.	261	10,591
DST Systems, Inc.	2,333	143,946
EVERTEC, Inc.	430	7,439
Fidelity National Information Services, Inc.	6,316	539,386
Information Services Group, Inc.*	621	2,552
Leidos Holdings, Inc.	6,015	310,915
ManTech International Corp., Class A	1,056	43,697
MoneyGram International, Inc.*	1,106	19,079
NCI, Inc., Class A*	253	5,338
NeuStar, Inc., Class A*	204	6,803
Perficient, Inc.*	1,370	25,537
Presidio, Inc. (x)*	283	4,050
Sabre Corp.	1,933	42,081
ServiceSource International, Inc.*	1,159	4,497
Sykes Enterprises, Inc.*	1,512	50,697
Teradata Corp. (x)*	5,478	161,546
Total System Services, Inc.	3,813	222,107
Travelport Worldwide Ltd.	4,234	58,260
Unisys Corp. (x)*	655	8,384
Vantiv, Inc., Class A*	14,692	930,592
Virtusa Corp.*	320	9,408
WEX, Inc.*	338	35,243

		5,764,245

Semiconductors & Semiconductor Equipment (1.5%)
Alpha & Omega Semiconductor Ltd.*	730	12,169
Ambarella, Inc. (x)*	792	38,452
Amkor Technology, Inc.*	3,984	38,924
AXT, Inc. (x)*	1,532	9,728
Cohu, Inc.	925	14,560
Cree, Inc.*	4,101	101,090
CyberOptics Corp. (x)*	131	2,705
Cypress Semiconductor Corp. (x)	12,727	173,724
Diodes, Inc.*	1,187	28,524
DSP Group, Inc.*	823	9,547
First Solar, Inc. (x)*	3,481	138,822

GSI Technology, Inc. (x)*	559	$4,394
IXYS Corp.*	1,095	18,013
Kopin Corp.*	201	746
MACOM Technology Solutions Holdings, Inc. (x)*	14,531	810,393
Marvell Technology Group Ltd.	17,049	281,649
Microsemi Corp.*	925	43,290
Nanometrics, Inc.*	149	3,768
NeoPhotonics Corp. (x)*	1,276	9,851
NVE Corp.	16	1,232
ON Semiconductor Corp.*	980	13,759
PDF Solutions, Inc. (x)*	88	1,448
Photronics, Inc.*	2,893	27,194
Qorvo, Inc.*	7,448	471,606
Rambus, Inc.*	3,408	38,953
Rudolph Technologies, Inc.*	142	3,245
Sigma Designs, Inc.*	1,610	9,419
SunPower Corp. (x)*	2,482	23,182
Synaptics, Inc.*	9,453	488,814
Teradyne, Inc.	560	16,817
Veeco Instruments, Inc.*	1,958	54,530
Versum Materials, Inc.	4,193	136,273
Xcerra Corp.*	299	2,921

		3,029,742

Software (0.8%)
Agilysys, Inc.*	711	7,195
American Software, Inc., Class A	452	4,651
Bottomline Technologies de, Inc.*	187	4,804
Digimarc Corp. (x)*	28	1,124
EnerNOC, Inc.*	848	6,572
FireEye, Inc. (x)*	42,318	643,656
Glu Mobile, Inc. (x)*	3,989	9,973
Guidewire Software, Inc.*	1,907	131,030
MicroStrategy, Inc., Class A*	179	34,309
Monotype Imaging Holdings, Inc.	907	16,598
Nuance Communications, Inc.*	12,129	211,166
Progress Software Corp.	339	10,472
QAD, Inc., Class A	138	4,423
RealNetworks, Inc.*	1,075	4,655
Rosetta Stone, Inc.*	568	6,123
Rubicon Project, Inc. (The)*	1,870	9,612
SecureWorks Corp., Class A (x)*	286	2,657
Silver Spring Networks, Inc.*	1,337	15,081
SS&C Technologies Holdings, Inc.	577	22,163
Synchronoss Technologies, Inc.*	1,793	29,495
Telenav, Inc.*	588	4,763
TiVo Corp.	4,935	92,038
VASCO Data Security International, Inc.*	1,161	16,660
Verint Systems, Inc.*	2,209	89,906
Zynga, Inc., Class A*	32,022	116,560

		1,495,686

Technology Hardware, Storage & Peripherals (0.0%)
Avid Technology, Inc.*	530	2,788
Cray, Inc.*	1,686	31,022
Eastman Kodak Co. (x)*	149	1,356
Quantum Corp.*	919	7,177
Stratasys Ltd. (x)*	1,044	24,336

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Super Micro Computer, Inc.*	1,266	$31,207

		97,886

Total Information Technology		19,742,201

Materials (5.8%)
Chemicals (2.5%)
AdvanSix, Inc.*	172	5,373
AgroFresh Solutions, Inc. (x)*	963	6,914
American Vanguard Corp.	1,238	21,356
Ashland Global Holdings, Inc.	2,619	172,618
Axalta Coating Systems Ltd.*	44,408	1,422,831
Cabot Corp.	2,593	138,544
Calgon Carbon Corp.	1,971	29,762
CF Industries Holdings, Inc.	9,876	276,133
Core Molding Technologies, Inc.*	301	6,505
Flotek Industries, Inc. (x)*	2,080	18,595
FutureFuel Corp.	1,117	16,856
GCP Applied Technologies, Inc.*	3,023	92,202
Hawkins, Inc.	313	14,508
HB Fuller Co.	540	27,599
Huntsman Corp.	4,388	113,386
Ingevity Corp.*	1,706	97,924
Innophos Holdings, Inc.	816	35,773
Innospec, Inc.	1,011	66,271
Intrepid Potash, Inc. (x)*	3,767	8,513
Kraton Corp.*	1,003	34,543
LSB Industries, Inc. (x)*	998	10,309
Minerals Technologies, Inc.	646	47,287
NewMarket Corp.	22	10,131
Olin Corp.	6,993	211,748
OMNOVA Solutions, Inc.*	566	5,519
Platform Specialty Products Corp.*	5,071	64,300
Rayonier Advanced Materials, Inc.	672	10,564
RPM International, Inc.	7,980	435,309
Scotts Miracle-Gro Co. (The), Class A	136	12,167
Stepan Co.	309	26,926
Trecora Resources*	820	9,225
Tredegar Corp.	1,013	15,448
Trinseo SA	9,168	629,842
Tronox Ltd., Class A	2,677	40,476
Valhi, Inc.	1,202	3,582
Valvoline, Inc.	28,141	667,505
Westlake Chemical Corp.	753	49,856

		4,856,400

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	82	6,435

Containers & Packaging (1.7%)
AptarGroup, Inc.	9,111	791,381
Ardagh Group SA	379	8,569
Avery Dennison Corp.	211	18,646
Bemis Co., Inc.	3,875	179,219
Berry Global Group, Inc.*	11,073	631,272
Crown Holdings, Inc.*	1,680	100,229
Graphic Packaging Holding Co.	3,919	54,004
Greif, Inc., Class A	147	8,199
Greif, Inc., Class B	34	2,054

Owens-Illinois, Inc.*	1,497	$35,808
Sealed Air Corp.	17,694	791,984
Sonoco Products Co.	4,152	213,496
UFP Technologies, Inc.*	289	8,179
WestRock Co.	9,064	513,566

		3,356,606

Metals & Mining (1.5%)
AK Steel Holding Corp. (x)*	13,254	87,079
Alcoa Corp.	7,802	254,735
Allegheny Technologies, Inc. (x)	4,550	77,396
Ampco-Pittsburgh Corp.	371	5,472
Carpenter Technology Corp.	1,944	72,764
Century Aluminum Co. (x)*	1,938	30,194
Cliffs Natural Resources, Inc.*	12,698	87,870
Coeur Mining, Inc.*	6,393	54,852
Commercial Metals Co.	4,864	94,508
Compass Minerals International, Inc. (x)	136	8,881
Gold Resource Corp.	2,180	8,894
Handy & Harman Ltd.*	17	534
Haynes International, Inc.	519	18,845
Hecla Mining Co.	16,626	84,793
Kaiser Aluminum Corp.	705	62,407
Klondex Mines Ltd.*	5,207	17,548
Materion Corp.	830	31,042
Olympic Steel, Inc.	429	8,357
Ramaco Resources, Inc.*	475	2,874
Reliance Steel & Aluminum Co.	14,705	1,070,670
Royal Gold, Inc.	1,729	135,156
Ryerson Holding Corp.*	744	7,366
Schnitzer Steel Industries, Inc., Class A	1,161	29,257
Steel Dynamics, Inc.	8,556	306,389
SunCoke Energy, Inc.*	2,613	28,482
Tahoe Resources, Inc.	13,041	112,413
TimkenSteel Corp. (x)*	1,601	24,607
United States Steel Corp. (x)	7,363	163,017
Warrior Met Coal, Inc. (x)	691	11,837
Worthington Industries, Inc.	163	8,186

		2,906,425

Paper & Forest Products (0.1%)
Boise Cascade Co.*	1,310	39,824
Clearwater Paper Corp.*	686	32,071
Domtar Corp.	2,645	101,620
Louisiana-Pacific Corp.*	343	8,270
Neenah Paper, Inc.	128	10,272
PH Glatfelter Co.	1,829	35,739
Schweitzer-Mauduit International, Inc.	1,031	38,384
Verso Corp., Class A (x)*	1,342	6,294

		272,474

Total Materials		11,398,340

Real Estate (10.5%)
Equity Real Estate Investment Trusts (REITs) (9.7%)
Acadia Realty Trust (REIT)	3,533	98,217
Agree Realty Corp. (REIT)	1,104	50,640
Alexander’s, Inc. (REIT)	9	3,793

See Notes to Financial Statements.

1328

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Alexandria Real Estate Equities, Inc. (REIT)	3,814	$459,473
Altisource Residential Corp. (REIT)	2,081	26,928
American Assets Trust, Inc. (REIT)	1,080	42,541
American Campus Communities, Inc. (REIT)	5,669	268,144
American Homes 4 Rent (REIT), Class A	9,568	215,950
Apartment Investment & Management Co. (REIT), Class A	6,623	284,590
Apple Hospitality REIT, Inc. (REIT)	8,882	166,182
Armada Hoffler Properties, Inc. (REIT)	295	3,820
Ashford Hospitality Prime, Inc. (REIT)	1,064	10,949
Ashford Hospitality Trust, Inc. (REIT)	3,159	19,207
Bluerock Residential Growth REIT, Inc. (REIT)	1,067	13,754
Brandywine Realty Trust (REIT)	7,384	129,442
Brixmor Property Group, Inc. (REIT)	12,878	230,259
Camden Property Trust (REIT)	3,659	312,881
Care Capital Properties, Inc. (REIT)	3,138	83,785
CareTrust REIT, Inc. (REIT)	236	4,375
CatchMark Timber Trust, Inc. (REIT), Class A	1,584	18,010
CBL & Associates Properties, Inc. (REIT) (x)	7,227	60,924
Cedar Realty Trust, Inc. (REIT)	3,710	17,994
Chatham Lodging Trust (REIT)	1,592	31,983
Chesapeake Lodging Trust (REIT)	2,488	60,881
City Office REIT, Inc. (REIT)	1,090	13,843
Clipper Realty, Inc. (REIT) (x)	541	6,676
Colony NorthStar, Inc. (REIT), Class A	52,062	733,553
Colony Starwood Homes (REIT)	4,281	146,881
Columbia Property Trust, Inc. (REIT)	5,222	116,868
Community Healthcare Trust, Inc. (REIT)	453	11,592
CoreCivic, Inc. (REIT)	4,996	137,790
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	551	18,508
Corporate Office Properties Trust (REIT)	4,206	147,336
Cousins Properties, Inc. (REIT)	17,704	155,618
CubeSmart (REIT)	42,764	1,028,046
CyrusOne, Inc. (REIT)	428	23,861
DCT Industrial Trust, Inc. (REIT)	3,902	208,523
DDR Corp. (REIT)	13,089	118,717
DiamondRock Hospitality Co. (REIT)	8,505	93,130
Douglas Emmett, Inc. (REIT)	1,178	45,011
Duke Realty Corp. (REIT)	15,055	420,787

Easterly Government Properties, Inc. (REIT)	1,667	$34,924
Education Realty Trust, Inc. (REIT)	3,134	121,443
Empire State Realty Trust, Inc. (REIT), Class A	5,443	113,051
EPR Properties (REIT)	2,671	191,965
Equity Commonwealth (REIT)*	5,095	161,002
Farmland Partners, Inc. (REIT) (x)	1,441	12,883
FelCor Lodging Trust, Inc. (REIT)	5,442	39,237
First Industrial Realty Trust, Inc. (REIT)	3,851	110,216
First Potomac Realty Trust (REIT)	2,400	26,664
Forest City Realty Trust, Inc. (REIT), Class A	9,654	233,337
Four Corners Property Trust, Inc. (REIT)	848	21,293
Franklin Street Properties Corp. (REIT)	4,461	49,428
Gaming and Leisure Properties, Inc. (REIT)	5,663	213,325
GEO Group, Inc. (The) (REIT)	4,030	119,167
Getty Realty Corp. (REIT)	1,230	30,873
Gladstone Commercial Corp. (REIT)	1,101	23,991
Global Medical REIT, Inc. (REIT) (x)	621	5,552
Global Net Lease, Inc. (REIT)	2,894	64,363
Government Properties Income Trust (REIT) (x)	3,006	55,040
Gramercy Property Trust (REIT)	5,465	162,365
Healthcare Realty Trust, Inc. (REIT)	4,909	167,642
Healthcare Trust of America, Inc. (REIT), Class A	8,335	259,302
Hersha Hospitality Trust (REIT)	1,694	31,356
Highwoods Properties, Inc. (REIT)	16,863	855,122
Hospitality Properties Trust (REIT)	6,867	200,173
Hudson Pacific Properties, Inc. (REIT)	5,956	203,636
Independence Realty Trust, Inc. (REIT) (x)	2,641	26,067
InfraREIT, Inc. (REIT)	1,785	34,183
Investors Real Estate Trust (REIT)	5,049	31,354
Invitation Homes, Inc. (REIT)	3,729	80,658
Iron Mountain, Inc. (REIT)	1,410	48,448
iStar, Inc. (REIT)*	54,396	654,927
Jernigan Capital, Inc. (REIT) (x)	473	10,406
Kilroy Realty Corp. (REIT)	4,085	306,988
Kite Realty Group Trust (REIT)	3,514	66,520
Lamar Advertising Co. (REIT), Class A	375	27,589
LaSalle Hotel Properties (REIT)	4,801	143,070
Lexington Realty Trust (REIT)	9,262	91,786
Liberty Property Trust (REIT)	6,241	254,071
Life Storage, Inc. (REIT)	1,966	145,681

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

LTC Properties, Inc. (REIT)	1,025	$52,675
Mack-Cali Realty Corp. (REIT)	3,849	104,462
MedEquities Realty Trust, Inc. (REIT)	924	11,661
Medical Properties Trust, Inc. (REIT)	15,454	198,893
Mid-America Apartment Communities, Inc. (REIT)	5,716	602,351
Monmouth Real Estate Investment Corp. (REIT) (x)	2,443	36,767
Monogram Residential Trust, Inc. (REIT)	7,203	69,941
National Health Investors, Inc. (REIT)	945	74,844
National Retail Properties, Inc. (REIT)	6,306	246,565
National Storage Affiliates Trust (REIT)	1,702	39,333
New Senior Investment Group, Inc. (REIT)	3,602	36,200
NexPoint Residential Trust, Inc. (REIT)	698	17,373
NorthStar Realty Europe Corp. (REIT)	2,302	29,189
Omega Healthcare Investors, Inc. (REIT) (x)	8,270	273,075
One Liberty Properties, Inc. (REIT)	632	14,808
Outfront Media, Inc. (REIT)	5,042	116,571
Paramount Group, Inc. (REIT)	8,353	133,648
Park Hotels & Resorts, Inc. (REIT)	5,561	149,925
Parkway, Inc. (REIT)	1,785	40,859
Pebblebrook Hotel Trust (REIT) (x)	9,772	315,049
Pennsylvania REIT (REIT) (x)	2,899	32,817
Physicians Realty Trust (REIT)	33,895	682,644
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,189	130,464
Preferred Apartment Communities, Inc. (REIT), Class A	1,256	19,782
QTS Realty Trust, Inc. (REIT), Class A	10,371	542,714
Quality Care Properties, Inc. (REIT)*	3,965	72,599
RAIT Financial Trust (REIT) (x)	4,086	8,948
Ramco-Gershenson Properties Trust (REIT)	3,353	43,254
Rayonier, Inc. (REIT)	5,450	156,797
Regency Centers Corp. (REIT)	6,326	396,261
Retail Opportunity Investments Corp. (REIT)	4,132	79,293
Retail Properties of America, Inc. (REIT), Class A	10,110	123,443
Rexford Industrial Realty, Inc. (REIT)	1,677	46,017
RLJ Lodging Trust (REIT)	5,230	103,920
Sabra Health Care REIT, Inc. (REIT) (x)	2,299	55,406
Saul Centers, Inc. (REIT)	52	3,015
Select Income REIT (REIT)	2,740	65,842

Senior Housing Properties Trust (REIT)	9,956	$203,501
Seritage Growth Properties (REIT), Class A (x)	1,068	44,803
Spirit Realty Capital, Inc. (REIT)	20,523	152,075
STAG Industrial, Inc. (REIT)	3,796	104,770
STORE Capital Corp. (REIT)	7,275	163,324
Summit Hotel Properties, Inc. (REIT)	4,336	80,866
Sun Communities, Inc. (REIT)	3,032	265,876
Sunstone Hotel Investors, Inc. (REIT)	9,354	150,786
Tanger Factory Outlet Centers, Inc. (REIT)	3,745	97,295
Taubman Centers, Inc. (REIT)	1,274	75,867
Terreno Realty Corp. (REIT)	1,533	51,601
Tier REIT, Inc. (REIT)	1,992	36,812
UMH Properties, Inc. (REIT)	218	3,717
Uniti Group, Inc. (REIT)	7,024	176,583
Urstadt Biddle Properties, Inc. (REIT), Class A	535	10,593
Washington Prime Group, Inc. (REIT)	7,972	66,726
Washington REIT (REIT)	2,143	68,362
Weingarten Realty Investors (REIT)	5,096	153,390
Whitestone REIT (REIT) (x)	1,628	19,943
WP Carey, Inc. (REIT) (x)	4,473	295,263
Xenia Hotels & Resorts, Inc. (REIT)	4,508	87,320

		18,907,438

Real Estate Management & Development (0.8%)
Alexander & Baldwin, Inc.	1,965	81,312
Consolidated-Tomoka Land Co.	26	1,481
Forestar Group, Inc.*	1,563	26,805
FRP Holdings, Inc.*	294	13,568
Howard Hughes Corp. (The)*	1,440	176,890
Jones Lang LaSalle, Inc.	8,065	1,008,124
Kennedy-Wilson Holdings, Inc. (x)	1,701	32,404
RE/MAX Holdings, Inc., Class A	752	42,150
Realogy Holdings Corp.	5,755	186,750
St Joe Co. (The)*	2,118	39,713
Stratus Properties, Inc.	275	8,085
Tejon Ranch Co.*	608	12,549

		1,629,831

Total Real Estate		20,537,269

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	442	30,250
Cincinnati Bell, Inc.*	1,748	34,173
Consolidated Communications Holdings, Inc. (x)	576	12,367
FairPoint Communications, Inc.*	891	13,944
Frontier Communications Corp. (x)	49,440	57,351
General Communication, Inc., Class A*	69	2,528
Globalstar, Inc. (x)*	6,830	14,548

See Notes to Financial Statements.

1330

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Hawaiian Telcom Holdco, Inc.*	277	$6,922
IDT Corp., Class B	311	4,469
Intelsat SA (x)*	1,499	4,587
Iridium Communications, Inc. (x)*	3,486	38,520
Lumos Networks Corp.*	241	4,307
ORBCOMM, Inc.*	306	3,458
pdvWireless, Inc. (x)*	464	10,811
Windstream Holdings, Inc. (x)	7,888	30,605
Zayo Group Holdings, Inc.*	18,689	577,491

		846,331

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	899	15,912
Telephone & Data Systems, Inc.	4,077	113,137
United States Cellular Corp.*	582	22,302

		151,351

Total Telecommunication Services		997,682

Utilities (5.4%)
Electric Utilities (1.5%)
ALLETE, Inc.	2,159	154,757
Alliant Energy Corp.	9,639	387,199
El Paso Electric Co.	1,711	88,459
Fortis, Inc.	7,710	271,007
Genie Energy Ltd., Class B (x)	442	3,368
Great Plains Energy, Inc.	9,126	267,209
Hawaiian Electric Industries, Inc.	4,563	147,750
IDACORP, Inc.	2,132	181,966
MGE Energy, Inc.	756	48,649
OGE Energy Corp.	8,428	293,210
Otter Tail Corp.	1,640	64,944
Pinnacle West Capital Corp.	4,702	400,421
PNM Resources, Inc.	3,372	128,979
Portland General Electric Co.	3,780	172,708
Spark Energy, Inc., Class A (x)	107	2,012
Westar Energy, Inc.	5,996	317,908

		2,930,546

Gas Utilities (1.5%)
Atmos Energy Corp.	4,354	361,164
Chesapeake Utilities Corp.	591	44,295
Delta Natural Gas Co., Inc.	274	8,349
National Fuel Gas Co.	3,395	189,577
New Jersey Resources Corp.	3,350	132,995
Northwest Natural Gas Co.	1,216	72,778
ONE Gas, Inc.	2,204	153,861
RGC Resources, Inc. (x)	149	4,221
South Jersey Industries, Inc.	3,366	115,016
Southwest Gas Holdings, Inc.	1,807	132,019
Spire, Inc.	2,007	139,988
UGI Corp.	29,172	1,412,218
WGL Holdings, Inc.	2,152	179,541

		2,946,022

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	1,127	2,705
Calpine Corp.*	15,202	205,682
Dynegy, Inc.*	4,604	38,075
NRG Energy, Inc.	10,155	174,869

NRG Yield, Inc., Class A	1,416	$24,157
NRG Yield, Inc., Class C	2,709	47,678
Ormat Technologies, Inc.	867	50,876
Pattern Energy Group, Inc. (x)	2,340	55,786
TerraForm Global, Inc., Class A*	3,495	17,650
TerraForm Power, Inc., Class A (x)*	3,386	40,632
Vistra Energy Corp. (x)	10,240	171,930

		830,040

Multi-Utilities (1.4%)
Avista Corp.	2,728	115,831
Black Hills Corp.	10,422	703,171
CMS Energy Corp.	14,656	677,840
MDU Resources Group, Inc.	8,199	214,814
NiSource, Inc.	25,307	641,786
NorthWestern Corp.	2,069	126,250
Unitil Corp.	576	27,827
Vectren Corp.	3,509	205,066

		2,712,585

Water Utilities (0.6%)
American States Water Co.	479	22,709
American Water Works Co., Inc.	8,865	691,027
Aqua America, Inc.	7,505	249,917
AquaVenture Holdings Ltd.*	455	6,930
Artesian Resources Corp., Class A	338	12,722
Cadiz, Inc.*	838	11,313
California Water Service Group	771	28,373
Connecticut Water Service, Inc.	462	25,646
Consolidated Water Co. Ltd. (x)	650	8,060
Middlesex Water Co.	67	2,653
SJW Group	686	33,737
York Water Co. (The)	79	2,753

		1,095,840

Total Utilities		10,515,033

Total Common Stocks (96.8%) (Cost $151,376,745)		189,643,920

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR*† (Cost $—)	1,097	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	5,528,277	5,529,935

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Repurchase Agreements (5.3%)
Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $500,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $510,000. (xx)	500,000	$500,000
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $1,500,141, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $1,530,000. (xx)	1,500,000	1,500,000
Deutsche Bank AG, 7/31/17-2/15/47, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $1,000,129, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,111,824. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,365. (xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $700,070, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $714,001. (xx)	700,000	700,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,419,974, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,448,234. (xx)	1,419,838	1,419,838

ING Financial Markets LLC, 7/31/17-2/15/47, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $300,027, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $306,002. (xx)	300,000	$300,000
Macquarie Bank Ltd., 7/31/17-2/15/47, 1.15%, dated 6/30/17, due 7/7/17, repurchase price $700,157, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $714,466. (xx)	700,000	700,000
Macquarie Bank Ltd., 7/31/17-2/15/47, 1.25%, dated 6/30/17, due 7/3/17, repurchase price $500,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $510,333. (xx)	500,000	500,000
Macquarie Bank Ltd., 7/31/17-2/15/47, 1.25%, dated 6/30/17, due 7/3/17, repurchase price $600,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $612,400. (xx)	600,000	600,000
Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $1,000,112, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $1,020,119. (xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 7/31/17-2/15/47, 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $1,020,001. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

RBS Securities, Inc., 7/31/17-2/15/47, 1.08%, dated 6/30/17, due 7/3/17, repurchase price $1,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $1,020,028. (xx)	1,000,000	$1,000,000

Total Repurchase Agreements		10,419,838

Total Short-Term Investments (8.1%) (Cost $15,949,140)		15,949,773

Total Investments (104.9%) (Cost $167,325,885)		205,593,693
Other Assets Less Liabilities (-4.9%)		(9,684,325)

Net Assets (100%)		$195,909,368

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $10,349,400. This was secured by cash collateral of $10,419,838 which was subsequently invested in joint repurchase agreements with a total value of $10,419,838, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $367,496 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

CVR	— Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$5,029	$—	$—	$5,043	$—	$—
PennyMac Mortgage Investment Trust (REIT)	52,891	—	6,288	52,913	1,519	(181)

	$57,920	$—	$6,288	$57,956	$1,519	$(181)

At June 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	6	September-17	$418,772	$424,290	$5,518
S&P MidCap 400 E-Mini Index	8	September-17	1,388,862	1,396,880	8,018

					$13,536

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$23,724,308	$17,589	$—		$23,741,897
Consumer Staples	8,743,287	—	—		8,743,287
Energy	9,976,191	—	—		9,976,191
Financials	45,990,100	—	—		45,990,100
Health Care	13,660,949	—	—		13,660,949
Industrials	24,340,971	—	—		24,340,971
Information Technology	19,742,201	—	—		19,742,201
Materials	11,397,806	534	—		11,398,340
Real Estate	20,537,269	—	—		20,537,269
Telecommunication Services	997,682	—	—		997,682
Utilities	10,515,033	—	—		10,515,033
Futures	13,536	—	—		13,536
Rights
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	5,529,935	—	—		5,529,935
Repurchase Agreements	—	10,419,838	—		10,419,838

Total Assets	$195,169,268	$10,437,961	$—		$205,607,229

Total Liabilities	$—	$—	$—		$—

Total	$195,169,268	$10,437,961	$—		$205,607,229

(a)	A security with a market value of $534 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$13,536	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$81,225

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$46,406

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $2,294,000 during the six months ended June 30, 2017.

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 34%)*	$36,703,227
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$54,474,810

* During the six months ended June 30, 2017, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,001,018
Aggregate gross unrealized depreciation	(9,993,956)

Net unrealized appreciation	$38,007,062

Federal income tax cost of investments	$167,586,631

For the six months ended June 30, 2017, the Portfolio incurred approximately $1,594 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $65,297)	$57,956
Unaffiliated Issuers (Cost $156,840,750)	195,115,899
Repurchase Agreements (Cost $10,419,838)	10,419,838
Cash	641,621
Cash held as collateral at broker	72,100
Receivable for securities sold	574,958
Dividends, interest and other receivables	300,072
Receivable from Separate Accounts for Trust shares sold	13,443
Security lending income receivable	8,013
Other assets	2,290

Total assets	207,206,190

LIABILITIES
Payable for return of collateral on securities loaned	10,419,838
Payable for securities purchased	393,341
Payable to Separate Accounts for Trust shares redeemed	243,977
Investment management fees payable	97,163
Distribution fees payable – Class IB	21,067
Administrative fees payable	19,929
Trustees’ fees payable	6,565
Distribution fees payable – Class IA	2,441
Due to broker for futures variation margin	150
Accrued expenses	92,351

Total liabilities	11,296,822

NET ASSETS	$195,909,368

Net assets were comprised of:
Paid in capital	$172,682,541
Accumulated undistributed net investment income (loss)	873,130
Accumulated undistributed net realized gain (loss) on investments and futures	(15,927,647)
Net unrealized appreciation (depreciation) on investments and futures	38,281,344

Net assets	$195,909,368

Class IA
Net asset value, offering and redemption price per share, $11,814,677 / 737,683 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.02

Class IB
Net asset value, offering and redemption price per share, $102,236,036 / 6,515,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.69

Class K
Net asset value, offering and redemption price per share, $81,858,655 / 5,105,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.03

(x)	Includes value of securities on loan of $10,349,400.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($1,519 of dividend income received from affiliates) (net of $1,820 foreign withholding tax)	$1,731,429
Interest	1,619
Securities lending (net)	53,163

Total income	1,786,211

EXPENSES
Investment management fees	799,317
Distribution fees – Class IB	133,610
Administrative fees	123,957
Custodian fees	72,789
Professional fees	31,556
Distribution fees – Class IA	15,010
Printing and mailing expenses	7,635
Trustees’ fees	2,433
Miscellaneous	3,899

Gross expenses	1,190,206
Less: Waiver from investment manager	(192,187)

Net expenses	998,019

NET INVESTMENT INCOME (LOSS)	788,192

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(181) of realized gain (loss) from affiliates)	11,216,447
Futures	81,225

Net realized gain (loss)	11,297,672

Change in unrealized appreciation (depreciation) on:
Investments ($6,324 of change in unrealized appreciation (depreciation) from affiliates)	(7,311,114)
Futures	46,406

Net change in unrealized appreciation (depreciation)	(7,264,708)

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,032,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,821,156

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$788,192	$1,261,358
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	11,297,672	7,039,524
Net change in unrealized appreciation (depreciation) on investments and futures	(7,264,708)	26,400,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,821,156	34,701,097

DIVIDENDS:
Dividends from net investment income
Class IA	—	(124,305)
Class IB	—	(1,129,852)
Class K	—	(984,047)

TOTAL DIVIDENDS	—	(2,238,204)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 34,570 and 55,196 shares, respectively ]	546,798	784,091
Capital shares issued in reinvestment of dividends [ 0 and 7,930 shares, respectively ]	—	124,305
Capital shares repurchased [ (109,500) and (124,288) shares, respectively ]	(1,741,497)	(1,780,476)

Total Class IA transactions	(1,194,699)	(872,080)

Class IB
Capital shares sold [ 191,146 and 896,082 shares, respectively ]	2,967,324	12,572,657
Capital shares issued in reinvestment of dividends [ 0 and 73,563 shares, respectively ]	—	1,129,852
Capital shares repurchased [ (1,348,403) and (1,261,889) shares, respectively ]	(20,834,231)	(17,221,269)

Total Class IB transactions	(17,866,907)	(3,518,760)

Class K
Capital shares sold [ 48,885 and 582,196 shares, respectively ]	775,433	7,270,094
Capital shares issued in reinvestment of dividends [ 0 and 62,793 shares, respectively ]	—	984,047
Capital shares repurchased [ (142,249) and (440,078) shares, respectively ]	(2,264,700)	(6,026,835)

Total Class K transactions	(1,489,267)	2,227,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,550,873)	(2,163,534)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,729,717)	30,299,359
NET ASSETS:
Beginning of period	211,639,085	181,339,726

End of period (a)	$195,909,368	$211,639,085

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$873,130	$84,938

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015		2014	2013	2012
Net asset value, beginning of period	$15.64	$13.26	$14.15		$13.49	$9.98	$8.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.07		0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments and futures	0.33	2.45	(0.86)		0.68	3.55	1.27

Total from investment operations	0.38	2.53	(0.79)		0.72	3.56	1.29

Less distributions:
Dividends from net investment income	—	(0.15)	(0.10)		(0.06)	(0.05)	(0.04)

Net asset value, end of period	$16.02	$15.64	$13.26		$14.15	$13.49	$9.98

Total return (b)	2.43%	19.08%	(5.57	)%(aa)	5.37%	35.64%	14.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,815	$12,713	$11,590		$13,187	$14,096	$12,428
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.13%	1.15%		1.22%	1.25%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.13%	1.15%		1.22%	1.25%	1.23%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.30%	1.29%		1.35%	1.30%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.57%	0.52%		0.27%	0.09%	0.17%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.69%	0.57%	0.52%		0.27%	0.09%	0.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.40%	0.38%		0.15%	0.04%	0.16%
Portfolio turnover rate (z)^	19%	42%	34%		42%	37%	60%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015		2014	2013	2012
Net asset value, beginning of period	$15.33	$13.00	$13.87		$13.22	$9.79	$8.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.07		0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments and futures	0.31	2.40	(0.84)		0.67	3.46	1.26

Total from investment operations	0.36	2.48	(0.77)		0.71	3.47	1.28

Less distributions:
Dividends from net investment income	—	(0.15)	(0.10)		(0.06)	(0.04)	(0.04)

Net asset value, end of period	$15.69	$15.33	$13.00		$13.87	$13.22	$9.79

Total return (b)	2.35%	19.06%	(5.55	)%(bb)	5.39%	35.50%	14.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,236	$117,604	$103,513		$119,568	$125,036	$463,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%	1.13%	1.15%		1.22%	1.25%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.10%	1.13%	1.15%		1.22%	1.25%	1.23%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.30%	1.29%		1.35%	1.27%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.68%	0.57%	0.52%		0.27%	0.06%	0.17%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.57%	0.52%		0.27%	0.07%	0.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.40%	0.37%		0.15%	0.04%	0.16%
Portfolio turnover rate (z)^	19%	42%	34%		42%	37%	60%

See Notes to Financial Statements.

1338

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class K		2016	2015		2014	2013	2012
Net asset value, beginning of period	$15.64	$13.26	$14.15		$13.49	$9.98	$8.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.11		0.07	0.04	0.04
Net realized and unrealized gain (loss) on investments and futures	0.32	2.45	(0.87)		0.69	3.55	1.27

Total from investment operations	0.39	2.57	(0.76)		0.76	3.59	1.31

Less distributions:
Dividends from net investment income	—	(0.19)	(0.13)		(0.10)	(0.08)	(0.06)

Net asset value, end of period	$16.03	$15.64	$13.26		$14.15	$13.49	$9.98

Total return (b)	2.49%	19.39%	(5.33	)%(cc)	5.63%	35.98%	15.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,859	$81,322	$66,237		$84,470	$97,165	$83,979
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.88%	0.90%		0.98%	1.00%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.88%	0.90%		0.98%	1.00%	0.98%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.05%	1.04%		1.10%	1.05%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.82%	0.75%		0.51%	0.34%	0.42%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.82%	0.75%		0.51%	0.34%	0.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.75%	0.66%	0.61%		0.39%	0.29%	0.41%
Portfolio turnover rate (z)^	19%	42%	34%		42%	37%	60%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.71)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.70)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.47)%.

See Notes to Financial Statements.

1339

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2017	% of Net Assets
Information Technology	69.9%
Exchange Traded Funds	19.7
Consumer Discretionary	8.4
Repurchase Agreements	5.0
Investment Companies	1.1
Industrials	0.5
Cash and Other	(4.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17 - 6/30/17
Class IA
Actual	$1,000.00	$1,191.07	$6.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,190.50	6.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,192.14	5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1340

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.1%)
Hota Industrial Manufacturing Co. Ltd.	107,448	$529,822

Household Durables (0.3%)
Garmin Ltd.	54,510	2,781,645

Internet & Direct Marketing Retail (8.0%)
Amazon.com, Inc.*	49,047	47,477,496
Delivery Hero AG*§	2,000	63,504
Etsy, Inc.*	5,059	75,885
Expedia, Inc.	14,733	2,194,480
Groupon, Inc. (x)*	18,955	72,787
HSN, Inc.	1,700	54,230
Liberty Expedia Holdings, Inc., Class A*	2,853	154,119
Liberty Interactive Corp. QVC Group, Class A*	22,100	542,334
Liberty TripAdvisor Holdings, Inc., Class A*	3,407	39,521
Liberty Ventures*	4,078	213,239
Netflix, Inc.*	68,556	10,242,952
Nutrisystem, Inc.	1,600	83,280
Priceline Group, Inc. (The)*	6,828	12,771,911
Rakuten, Inc.	34,700	407,854
Shutterfly, Inc.*	1,600	76,000
TripAdvisor, Inc.*	5,676	216,823
Wayfair, Inc., Class A (x)*	1,494	114,859

		74,801,274

Total Consumer Discretionary		78,112,741

Industrials (0.5%)
Electrical Equipment (0.1%)
Bizlink Holding, Inc.	61,489	434,587
Nidec Corp.	8,800	900,538

		1,335,125

Professional Services (0.4%)
Equifax, Inc.	9,163	1,259,179
TransUnion*	40,004	1,732,574
WageWorks, Inc.*	1,980	133,056

		3,124,809

Total Industrials		4,459,934

Information Technology (69.9%)
Communications Equipment (2.4%)
Acacia Communications, Inc. (x)*	711	29,485
ADTRAN, Inc.	2,200	45,430
Arista Networks, Inc.*	12,371	1,853,052
ARRIS International plc*	9,413	263,752
Brocade Communications Systems, Inc.	21,000	264,810
Ciena Corp.*	39,837	996,722
Cisco Systems, Inc.	281,380	8,807,194
CommScope Holding Co., Inc.*	9,919	377,220
EchoStar Corp., Class A*	2,400	145,680
F5 Networks, Inc.*	3,300	419,298
Finisar Corp.*	5,400	140,292

Harris Corp.	6,300	$687,204
Infinera Corp.*	7,600	81,092
InterDigital, Inc.	1,700	131,410
Juniper Networks, Inc.	19,100	532,508
Lumentum Holdings, Inc.*	36,037	2,055,911
Motorola Solutions, Inc.	8,239	714,651
NETGEAR, Inc.*	1,700	73,270
NetScout Systems, Inc.*	4,800	165,120
Oclaro, Inc. (x)*	106,738	996,933
Palo Alto Networks, Inc.*	22,366	2,992,794
Plantronics, Inc.	1,700	88,927
Ubiquiti Networks, Inc. (x)*	1,353	70,315
ViaSat, Inc. (x)*	2,600	172,120
Viavi Solutions, Inc.*	11,700	123,201

		22,228,391

Electronic Equipment, Instruments & Components (2.8%)
AAC Technologies Holdings, Inc.	23,000	287,520
Alps Electric Co. Ltd.	19,800	570,367
Amphenol Corp., Class A	15,414	1,137,861
Anixter International, Inc.*	1,400	109,480
Arrow Electronics, Inc.*	4,400	345,048
Avnet, Inc.	6,600	256,608
AVX Corp.	2,300	37,582
Belden, Inc.	2,200	165,946
Benchmark Electronics, Inc.*	2,400	77,520
CDW Corp.	41,516	2,595,995
Celestica, Inc.*	6,219	84,454
Chunghwa Precision Test Tech Co. Ltd.	8,767	374,658
Cognex Corp.	8,160	692,784
Coherent, Inc.*	1,200	269,988
Corning, Inc.	162,745	4,890,488
Dolby Laboratories, Inc., Class A	2,863	140,172
Fabrinet (x)*	1,900	81,054
Fitbit, Inc., Class A (x)*	7,137	37,897
Flex Ltd.*	139,828	2,280,595
FLIR Systems, Inc.	6,708	232,499
II-VI, Inc.*	2,900	99,470
Insight Enterprises, Inc.*	1,900	75,981
IPG Photonics Corp.*	1,900	275,690
Itron, Inc.*	8,763	593,693
Jabil, Inc.	9,100	265,629
Keysight Technologies, Inc.*	9,391	365,592
Kingpak Technology, Inc.	50,726	345,177
Knowles Corp. (x)*	4,124	69,778
Largan Precision Co. Ltd.	14,406	2,296,815
Littelfuse, Inc.	1,100	181,500
Methode Electronics, Inc.	1,700	70,040
National Instruments Corp.	5,300	213,166
OSI Systems, Inc.*	900	67,635
Plexus Corp.*	1,600	84,112
Rogers Corp.*	1,000	108,620
Sanmina Corp.*	3,793	144,513
Sunny Optical Technology Group Co. Ltd.	291,510	2,613,620
SYNNEX Corp.	1,500	179,940
TE Connectivity Ltd.	17,896	1,408,057
Tech Data Corp.*	3,695	373,195
Tongda Group Holdings Ltd.	2,240,000	668,490
Trimble, Inc.*	12,900	460,143

See Notes to Financial Statements.

1341

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

TTM Technologies, Inc.*	4,600	$79,856
Universal Display Corp.	2,300	251,275
VeriFone Systems, Inc.*	16,618	300,786
Vishay Intertechnology, Inc.	6,400	106,240
Zebra Technologies Corp., Class A*	2,700	271,404

		26,638,933

Internet Software & Services (12.0%)
2U, Inc. (x)*	2,184	102,473
Akamai Technologies, Inc.*	8,800	438,328
Alarm.com Holdings, Inc.*	800	30,104
Alibaba Group Holding Ltd. (ADR)*	96,950	13,660,255
Alphabet, Inc., Class A*	21,842	20,306,072
Alphabet, Inc., Class C*	20,291	18,439,040
Baidu, Inc. (ADR)*	21,255	3,801,669
Bankrate, Inc.*	1,876	24,107
Box, Inc., Class A*	3,900	71,136
Cars.com, Inc. (x)*	3,800	101,194
Cornerstone OnDemand, Inc.*	2,392	85,514
CoStar Group, Inc.*	1,700	448,120
Coupa Software, Inc. (x)*	1,700	49,266
eBay, Inc.*	51,100	1,784,412
Endurance International Group Holdings, Inc. (x)*	3,014	25,167
Envestnet, Inc.*	2,300	91,080
Facebook, Inc., Class A*	284,937	43,019,789
GoDaddy, Inc., Class A*	2,619	111,098
Gogo, Inc. (x)*	2,689	31,004
GrubHub, Inc. (x)*	17,197	749,789
IAC/InterActiveCorp*	3,700	381,988
j2 Global, Inc.	2,492	212,044
Just Eat plc*	129,179	1,102,032
LogMeIn, Inc.	2,640	275,880
MuleSoft, Inc., Class A (x)*	7,048	175,777
NetEase, Inc. (ADR)	2,330	700,468
New Relic, Inc.*	1,595	68,601
NIC, Inc.	3,100	58,745
Pandora Media, Inc. (x)*	11,395	101,643
Q2 Holdings, Inc.*	1,500	55,425
Shutterstock, Inc.*	1,098	48,400
Stamps.com, Inc. (x)*	800	123,900
Tencent Holdings Ltd.	115,326	4,124,140
TrueCar, Inc.*	3,800	75,734
Twilio, Inc., Class A (x)*	1,500	43,665
Twitter, Inc.*	31,404	561,189
VeriSign, Inc. (x)*	4,500	418,320
Web.com Group, Inc.*	2,722	68,867
WebMD Health Corp. (x)*	2,004	117,535
Yelp, Inc.*	3,093	92,852
Zillow Group, Inc., Class A*	2,297	112,185
Zillow Group, Inc., Class C (x)*	5,189	254,313

		112,543,320

IT Services (11.9%)
Accenture plc, Class A	43,246	5,348,665
Acxiom Corp.*	3,700	96,126
Alliance Data Systems Corp.	13,376	3,433,485
Automatic Data Processing, Inc.	36,004	3,688,970
Black Knight Financial Services, Inc., Class A*	1,251	51,228

Blackhawk Network Holdings, Inc.*	2,663	$116,107
Booz Allen Hamilton Holding Corp.	7,450	242,423
Broadridge Financial Solutions, Inc.	5,900	445,804
CACI International, Inc., Class A*	1,200	150,060
Cardtronics plc, Class A*	6,132	201,498
CGI Group, Inc., Class A*	13,400	684,338
Cognizant Technology Solutions Corp., Class A	84,145	5,587,228
Conduent, Inc.*	8,951	142,679
Convergys Corp.	5,000	118,900
CoreLogic, Inc.*	4,200	182,196
CSG Systems International, Inc.	1,700	68,986
CSRA, Inc.	7,200	228,600
DST Systems, Inc.	3,200	197,440
DXC Technology Co.	141,880	10,885,034
EPAM Systems, Inc.*	2,299	193,323
Euronet Worldwide, Inc.*	2,600	227,162
EVERTEC, Inc.	3,083	53,336
ExlService Holdings, Inc.*	1,800	100,044
Fidelity National Information Services, Inc.	33,580	2,867,732
First Data Corp., Class A*	9,826	178,833
Fiserv, Inc.*	22,730	2,780,788
FleetCor Technologies, Inc.*	22,195	3,200,741
Gartner, Inc.*	4,500	555,795
Genpact Ltd.	63,013	1,753,652
Global Payments, Inc.	93,693	8,462,352
International Business Machines Corp.	43,246	6,652,532
Jack Henry & Associates, Inc.	3,900	405,093
Leidos Holdings, Inc.	7,125	368,291
ManTech International Corp., Class A	1,400	57,932
Mastercard, Inc., Class A	71,305	8,659,992
MAXIMUS, Inc.	3,300	206,679
NeuStar, Inc., Class A*	2,754	91,846
Paychex, Inc.	16,100	916,734
PayPal Holdings, Inc.*	107,536	5,771,457
Sabre Corp.	10,215	222,381
Science Applications International Corp.	2,162	150,086
Square, Inc., Class A*	454,770	10,668,904
Sykes Enterprises, Inc.*	2,100	70,413
Syntel, Inc. (x)	1,400	23,744
TeleTech Holdings, Inc.	900	36,720
Teradata Corp. (x)*	6,495	191,538
Total System Services, Inc.	58,275	3,394,519
Travelport Worldwide Ltd.	6,210	85,450
Vantiv, Inc., Class A*	20,428	1,293,910
Visa, Inc., Class A	186,112	17,453,582
Western Union Co. (The)	24,200	461,010
WEX, Inc.*	17,671	1,842,555

		111,268,893

Semiconductors & Semiconductor Equipment (14.2%)
Advanced Energy Industries, Inc.*	1,900	122,911

See Notes to Financial Statements.

1342

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Advanced Micro Devices, Inc. (x)*	160,413	$2,001,954
Amkor Technology, Inc.*	6,600	64,482
Analog Devices, Inc.	18,585	1,445,913
Applied Materials, Inc.	269,620	11,138,002
ASML Holding NV (NYRS)	3,908	509,251
Broadcom Ltd.	78,096	18,200,274
Brooks Automation, Inc.	3,700	80,253
Cabot Microelectronics Corp.	1,200	88,596
Cavium, Inc.*	19,214	1,193,766
Cirrus Logic, Inc. (x)*	3,300	206,976
Cree, Inc.*	4,745	116,964
Cypress Semiconductor Corp. (x)	80,720	1,101,828
Diodes, Inc.*	2,200	52,866
Entegris, Inc.*	7,200	158,040
First Solar, Inc. (x)*	4,000	159,520
Inphi Corp. (x)*	1,979	67,880
Integrated Device Technology, Inc.*	18,100	466,799
Intel Corp.	264,478	8,923,488
KLA-Tencor Corp.	7,900	722,929
Kulicke & Soffa Industries, Inc.*	3,900	74,178
Lam Research Corp.	66,533	9,409,762
Land Mark Optoelectronics Corp.	49,100	561,696
MACOM Technology Solutions Holdings, Inc. (x)*	51,678	2,882,082
Marvell Technology Group Ltd.	317,490	5,244,935
Maxim Integrated Products, Inc.	14,100	633,090
MaxLinear, Inc.*	30,844	860,239
Microchip Technology, Inc.	128,086	9,885,677
Micron Technology, Inc.*	528,575	15,783,250
Microsemi Corp.*	5,663	265,028
MKS Instruments, Inc.	2,800	188,440
Monolithic Power Systems, Inc.	1,900	183,160
NVIDIA Corp.	83,779	12,111,092
ON Semiconductor Corp.*	20,641	289,800
Power Integrations, Inc.	1,500	109,350
Qorvo, Inc.*	6,381	404,045
QUALCOMM, Inc.	119,125	6,578,083
Rambus, Inc.*	5,800	66,294
Semtech Corp.*	3,400	121,550
Silergy Corp.	36,000	693,491
Silicon Laboratories, Inc.*	2,100	143,535
Skyworks Solutions, Inc.	81,553	7,825,010
SunPower Corp. (x)*	2,954	27,590
Synaptics, Inc.*	1,700	87,907
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	1,446,203
Teradyne, Inc.	64,690	1,942,641
Texas Instruments, Inc.	50,400	3,877,272
Tokyo Electron Ltd.	15,400	2,075,697
Tower Semiconductor Ltd. (x)*	35,529	847,367
Veeco Instruments, Inc.*	2,200	61,270
Versum Materials, Inc.	5,332	173,290
Xilinx, Inc.	12,600	810,432
Xperi Corp.	2,600	77,480

		132,563,628

Software (17.8%)
ACI Worldwide, Inc.*	5,700	127,509
Activision Blizzard, Inc.	93,220	5,366,675

Adobe Systems, Inc.*	90,350	$12,779,104
ANSYS, Inc.*	4,300	523,224
Aspen Technology, Inc.*	3,774	208,551
Autodesk, Inc.*	27,104	2,732,625
Barracuda Networks, Inc.*	1,409	32,492
Blackbaud, Inc. (x)	2,300	197,225
CA, Inc.	15,600	537,732
Cadence Design Systems, Inc.*	14,200	475,558
Callidus Software, Inc.*	3,500	84,700
CDK Global, Inc.	7,263	450,742
Citrix Systems, Inc.*	7,800	620,724
CommVault Systems, Inc.*	2,200	124,190
Dell Technologies, Inc., Class V*	6,836	417,748
Ebix, Inc. (x)	1,200	64,680
Electronic Arts, Inc.*	55,315	5,847,902
Ellie Mae, Inc.*	1,685	185,198
Fair Isaac Corp.	1,600	223,056
FireEye, Inc. (x)*	104,450	1,588,685
Fortinet, Inc.*	51,635	1,933,214
Gigamon, Inc. (x)*	1,620	63,747
Guidewire Software, Inc.*	3,785	260,067
HubSpot, Inc. (x)*	1,612	105,989
Imperva, Inc.*	1,457	69,717
Intuit, Inc.	12,300	1,633,563
Manhattan Associates, Inc.*	3,500	168,210
Microsoft Corp.	606,550	41,809,491
MicroStrategy, Inc., Class A*	500	95,835
Nexon Co. Ltd.	27,400	540,814
Nintendo Co. Ltd.	1,222	409,380
Nuance Communications, Inc.*	13,100	228,071
Open Text Corp. (x)	13,436	423,771
Oracle Corp.	295,280	14,805,339
Paycom Software, Inc. (x)*	100,568	6,879,857
Paylocity Holding Corp. (x)*	1,278	57,740
Pegasystems, Inc.	1,700	99,195
Progress Software Corp.	2,504	77,349
Proofpoint, Inc. (x)*	96,009	8,336,461
PTC, Inc.*	5,762	317,601
Qualys, Inc.*	1,700	69,360
RealPage, Inc.*	2,500	89,875
Red Hat, Inc.*	50,450	4,830,588
RingCentral, Inc., Class A*	3,300	120,615
salesforce.com, Inc.*	128,167	11,099,262
ServiceNow, Inc.*	148,395	15,729,870
Sophos Group plc (b)§	387,045	2,235,209
Splunk, Inc.*	6,930	394,248
SS&C Technologies Holdings, Inc.	8,400	322,644
Symantec Corp.	31,200	881,400
Synopsys, Inc.*	7,500	546,975
Tableau Software, Inc., Class A*	34,654	2,123,251
Take-Two Interactive Software, Inc.*	43,970	3,226,519
TiVo Corp.	5,969	111,322
Tyler Technologies, Inc.*	1,700	298,639
Ultimate Software Group, Inc. (The) (x)*	1,524	320,131
Verint Systems, Inc.*	3,069	124,908
VMware, Inc., Class A (x)*	3,500	306,005
Workday, Inc., Class A*	125,152	12,139,744
Zendesk, Inc.*	3,881	107,814

See Notes to Financial Statements.

1343

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Zynga, Inc., Class A*	40,998	$149,233

		166,131,343

Technology Hardware, Storage & Peripherals (8.8%)
3D Systems Corp. (x)*	5,400	100,980
Apple, Inc.	357,463	51,481,820
BlackBerry Ltd. (x)*	23,903	238,791
Catcher Technology Co. Ltd.	129,000	1,541,469
Cray, Inc.*	2,300	42,320
Diebold Nixdorf, Inc. (x)	3,600	100,800
Electronics For Imaging, Inc.*	2,400	113,712
Hewlett Packard Enterprise Co.	83,532	1,385,796
HP, Inc.	85,347	1,491,866
NCR Corp.*	6,400	261,376
NetApp, Inc.	224,618	8,995,951
Samsung Electronics Co. Ltd.	6,703	13,925,649
Seagate Technology plc	14,705	569,819
Super Micro Computer, Inc.*	2,000	49,300
Western Digital Corp.	23,391	2,072,443
Xerox Corp.	10,563	303,475

		82,675,567

Total Information Technology		654,050,075

Total Common Stocks (78.8%) (Cost $408,523,633)		736,622,750

EXCHANGE TRADED FUNDS:
iShares North American Tech Fund (x)‡	410,650	59,396,416
Technology Select Sector SPDR Fund (x)	1,146,200	62,720,064
Vanguard Information Technology Fund (x)	438,100	61,702,004

Total Exchange Traded Funds (19.7%) (Cost $73,058,906)		183,818,484

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	10,097,798	10,100,828

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $5,500,518, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $5,610,001. (xx)	$5,500,000	5,500,000

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $2,000,258, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $2,223,647. (xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $5,000,646, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $5,559,118. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $900,109, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $1,000,641. (xx)	900,000	900,000
Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $2,800,280, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $2,856,006. (xx)	2,800,000	2,800,000
Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $1,306,637, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $1,332,642. (xx)	1,306,512	1,306,512
Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,500,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,551,665. (xx)	2,500,000	2,500,000
Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $7,401,655, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $7,552,928. (xx)	7,400,000	7,400,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $2,100,219, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $2,143,398. (xx)	$2,100,000	$2,100,000
Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $5,000,525, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $5,101,071. (xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $1,500,139, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $1,530,000. (xx)	1,500,000	1,500,000
RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/7/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $7,140,012. (xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $2,000,180, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $2,040,056. (xx)	2,000,000	2,000,000

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $2,040,000. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		47,006,512

Total Short-Term Investments (6.1%) (Cost $57,107,378)		57,107,340

Total Investments (104.6%) (Cost $538,689,917)		977,548,574
Other Assets Less Liabilities (-4.6%)		(42,728,412)

Net Assets (100%)		$934,820,162

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2017, the market value of these securities amounted to $2,298,713 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At June 30, 2017, the market value of these securities amounted to $2,235,209 or 0.2% of net assets.
(x)	All or a portion of security is on loan at June 30, 2017.
(xx)	At June 30, 2017, the Portfolio had loaned securities with a total value of $46,518,761. This was secured by cash collateral of $47,006,512 which was subsequently invested in joint repurchase agreements with a total value of $47,006,512, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $546,294 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 7/31/17 - 2/15/47.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

Investments in companies which were affiliates for the six months ended June 30, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value June 30, 2017	Dividend Income	Realized Gain (Loss)†
iShares North American Tech Fund	$51,399,722	$—	$462,438	$59,396,416	$201,569	$199,514

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,111,561	$1,001,180	$—	$78,112,741
Industrials	3,124,809	1,335,125	—	4,459,934
Information Technology	618,237,648	35,812,427	—	654,050,075
Exchange Traded Funds	183,818,484	—	—	183,818,484
Short-Term Investments
Investment Companies	10,100,828	—	—	10,100,828
Repurchase Agreements	—	47,006,512	—	47,006,512

Total Assets	$892,393,330	$85,155,244	$—	$977,548,574

Total Liabilities	$—	$—	$—	$—

Total	$892,393,330	$85,155,244	$—	$977,548,574

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2017.

Fair Values of Derivative Instruments as of June 30, 2017:

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$9,625

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,000 for one month during the six months ended June 30, 2017.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2017 (Unaudited)

Investment security transactions for the six months ended June 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$233,856,190
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$256,902,548

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,739,673
Aggregate gross unrealized depreciation	(5,019,746)

Net unrealized appreciation	$425,719,927

Federal income tax cost of investments	$551,828,647

For the six months ended June 30, 2017, the Portfolio incurred approximately $132 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $26,484,399)	$59,396,416
Unaffiliated Issuers (Cost $465,199,006)	871,145,646
Repurchase Agreements (Cost $47,006,512)	47,006,512
Cash	1,082,626
Foreign cash (Cost $743,016)	725,703
Receivable for securities sold	12,063,950
Dividends, interest and other receivables	389,505
Receivable from Separate Accounts for Trust shares sold	281,049
Security lending income receivable	51,088
Other assets	10,108

Total assets	992,152,603

LIABILITIES
Payable for return of collateral on securities loaned	47,006,512
Payable for securities purchased	8,233,165
Payable to Separate Accounts for Trust shares redeemed	971,611
Investment management fees payable	664,229
Distribution fees payable – Class IB	190,786
Administrative fees payable	97,419
Trustees’ fees payable	18,099
Distribution fees payable – Class IA	3,972
Accrued expenses	146,648

Total liabilities	57,332,441

NET ASSETS	$934,820,162

Net assets were comprised of:
Paid in capital	$458,239,897
Accumulated undistributed net investment income (loss)	(320,921)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	38,059,465
Net unrealized appreciation (depreciation) on investments and foreign currency translations	438,841,721

Net assets	$934,820,162

Class IA
Net asset value, offering and redemption price per share, $19,065,285 / 768,481 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.81

Class IB
Net asset value, offering and redemption price per share, $905,528,426 / 37,636,597 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.06

Class K
Net asset value, offering and redemption price per share, $10,226,451 / 405,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.19

(x)	Includes value of securities on loan of $46,518,761.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($201,569 of dividend income received from affiliates) (net of $31,365 foreign withholding tax)	$4,705,253
Interest	3,644
Securities lending (net)	250,769

Total income	4,959,666

EXPENSES
Investment management fees	4,222,946
Distribution fees – Class IB	1,078,313
Administrative fees	551,331
Custodian fees	70,302
Professional fees	42,334
Printing and mailing expenses	33,540
Distribution fees – Class IA	22,946
Trustees’ fees	10,268
Miscellaneous	7,300

Gross expenses	6,039,280
Less: Waiver from investment manager	(487,532)

Net expenses	5,551,748

NET INVESTMENT INCOME (LOSS)	(592,082)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($199,514 of realized gain (loss) from affiliates)	40,266,150
Foreign currency transactions	(29,630)

Net realized gain (loss)	40,236,520

Change in unrealized appreciation (depreciation) on:
Investments ($8,459,132 of change in unrealized appreciation (depreciation) from affiliates)	112,204,785
Foreign currency translations	42,420

Net change in unrealized appreciation (depreciation)	112,247,205

NET REALIZED AND UNREALIZED GAIN (LOSS)	152,483,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,891,643

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(592,082)	$163,943
Net realized gain (loss) on investments and foreign currency transactions	40,236,520	51,774,391
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	112,247,205	14,042,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	151,891,643	65,980,965

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,014)
Class IB	—	(51,615)
Class K	—	(14,715)

	—	(67,344)

Distributions from net realized capital gains
Class IA	—	(825,123)
Class IB	—	(39,041,081)
Class K	—	(270,257)

	—	(40,136,461)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,203,805)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 216,663 and 86,256 shares, respectively ]	5,123,591	1,756,484
Capital shares issued in reinvestment of dividends and distributions [ 0 and 39,162 shares, respectively ]	—	826,137
Capital shares repurchased [ (264,586) and (112,082) shares, respectively ]	(6,260,495)	(2,296,092)

Total Class IA transactions	(1,136,904)	286,529

Class IB
Capital shares sold [ 2,268,093 and 3,522,502 shares, respectively ]	52,005,442	69,391,523
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,910,628 shares, respectively ]	—	39,092,696
Capital shares repurchased [ (3,182,040) and (7,196,937) shares, respectively ]	(72,882,172)	(141,091,054)

Total Class IB transactions	(20,876,730)	(32,606,835)

Class K
Capital shares sold [ 351,803 and 270,825 shares, respectively ]	8,487,913	5,624,099
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,322 shares, respectively ]	—	284,972
Capital shares repurchased [ (227,915) and (270,659) shares, respectively ]	(5,448,106)	(5,629,701)

Total Class K transactions	3,039,807	279,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,973,827)	(32,040,936)

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,917,816	(6,263,776)
NET ASSETS:
Beginning of period	801,902,346	808,166,122

End of period (a)	$934,820,162	$801,902,346

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(320,921)	$271,161

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IA		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.83	$20.09	$20.35	$19.23	$14.18	$12.50

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	— #	(0.05)	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.00	1.80	1.29	2.65	5.08	1.69

Total from investment operations	3.98	1.80	1.24	2.61	5.05	1.68

Less distributions:
Dividends from net investment income	—	— #	—	—	—	—
Distributions from net realized gains	—	(1.06)	(1.50)	(1.49)	—	—

Total dividends and distributions	—	(1.06)	(1.50)	(1.49)	—	—

Net asset value, end of period	$24.81	$20.83	$20.09	$20.35	$19.23	$14.18

Total return (b)	19.11%	8.96%	6.29%	13.55%	35.61%	13.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,065	$17,010	$16,132	$16,481	$15,170	$12,142
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%	1.28%	1.37%	1.40%	1.40%
After waivers and fees paid indirectly (a)(f)	1.25%	1.25%	1.28%	1.37%	1.39%	1.39%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.37%	1.35%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.14)%	0.02%	(0.23)%	(0.20)%	(0.17)%	(0.11)%
After waivers and fees paid indirectly (a)(f)	(0.14)%	0.02%	(0.23)%	(0.20)%	(0.16)%	(0.10)%
Before waivers and fees paid indirectly (a)(f)	(0.25)%	(0.10)%	(0.30)%	(0.23)%	(0.17)%	(0.11)%
Portfolio turnover rate (z)^	27%	64%	67%	59%	64%	62%

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
Class IB		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.21	$19.51	$19.81	$18.75	$13.83	$12.19

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	— #	(0.05)	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.87	1.76	1.25	2.59	4.95	1.65

Total from investment operations	3.85	1.76	1.20	2.55	4.92	1.64

Less distributions:
Dividends from net investment income	—	— #	—	—	—	—
Distributions from net realized gains	—	(1.06)	(1.50)	(1.49)	—	—

Total dividends and distributions	—	(1.06)	(1.50)	(1.49)	—	—

Net asset value, end of period	$24.06	$20.21	$19.51	$19.81	$18.75	$13.83

Total return (b)	19.05%	8.97%	6.26%	13.58%	35.57%	13.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$905,528	$778,933	$786,566	$787,345	$727,651	$607,397
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%	1.28%	1.37%	1.40%	1.40%
After waivers and fees paid indirectly (a)(f)	1.25%	1.25%	1.28%	1.37%	1.39%	1.39%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.37%	1.35%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.14)%	0.02%	(0.23)%	(0.20)%	(0.17)%	(0.10)%
After waivers and fees paid indirectly (a)(f)	(0.14)%	0.02%	(0.23)%	(0.20)%	(0.16)%	(0.09)%
Before waivers and fees paid indirectly (a)(f)	(0.24)%	(0.10)%	(0.30)%	(0.23)%	(0.17)%	(0.10)%
Portfolio turnover rate (z)^	27%	64%	67%	59%	64%	62%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K		2016	2015	2014	2013
Net asset value, beginning of period	$21.13	$20.36	$20.55	$19.37	$14.20	$14.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	— #	0.04	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.05	1.83	1.31	2.63	5.12	(0.31)

Total from investment operations	4.06	1.89	1.31	2.67	5.17	(0.28)

Less distributions:
Dividends from net investment income	—	(0.06)	—	—	—	—
Distributions from net realized gains	—	(1.06)	(1.50)	(1.49)	—	—

Total dividends and distributions	—	(1.12)	(1.50)	(1.49)	—	—

Net asset value, end of period	$25.19	$21.13	$20.36	$20.55	$19.37	$14.20

Total return (b)	19.21%	9.21%	6.57%	13.76%	36.41%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,226	$5,960	$5,468	$5,849	$1,404	$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.03%	1.10%	1.15%	1.14%
After waivers and fees paid indirectly (a)(f)	1.00%	1.00%	1.03%	1.10%	1.14%	1.13%
Before waivers and fees paid indirectly (a)(f)	1.11%	1.12%	1.10%	1.14%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.12%	0.28%	0.02%	0.17%	0.29%	0.58%
After waivers and fees paid indirectly (a)(f)	0.12%	0.28%	0.02%	0.17%	0.30%	0.59%
Before waivers and fees paid indirectly (a)(f)	0.01%	0.16%	(0.05)%	0.13%	0.29%	0.58%
Portfolio turnover rate (z)^	27%	64%	67%	59%	64%	62%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers seventy-nine diversified portfolios and three non-diversified portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On February 19, 2016, FMG LLC contributed seed capital into the AXA/Legg Mason Strategic Allocation Portfolio in the amounts of $100,000 and $9,900,000 for Class IB and Class K Shares, respectively. Operations for this Portfolio commenced on February 22, 2016.

On May 4, 2017, FMG LLC contributed capital into the 1290 VT DoubleLine Dynamic Allocation Portfolio in the amount of $11,000,000 for Class K shares.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently choose and maintain a portfolio of securities for the Portfolio(s).

The All Asset Growth-Alt 20 Portfolio is a type of mutual fund often described as a “fund-of-funds”. This Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by FMG LLC and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio (each, an “AXA Strategic Allocation Series Portfolio” and together, the “AXA Strategic Allocation Series Portfolios”) and AXA/Franklin Templeton Allocation Managed Volatility Portfolio is a type of mutual fund often described as a “fund-of-funds.” The AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by FMG LLC.

Each of the 1290 VT Energy Portfolio and the 1290 VT Low Volatility Global Equity Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

Each of the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT Convertible Securities Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA

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Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio may employ multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will be managing its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

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AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA/Franklin Templeton Allocation Managed Volatility Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

1290 VT Energy Portfolio (formerly EQ/Energy ETF Portfolio) — Seeks long-term capital appreciation.

1290 VT Low Volatility Global Equity Portfolio (formerly EQ/Low Volatility ETF Portfolio) — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

1290 VT Convertible Securities Portfolio (formerly EQ/Convertible Securities Portfolio) (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 VT DoubleLine Dynamic Allocation Portfolio (formerly All Asset Moderate Growth — Alt 15 Portfolio) (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to achieve total return from long-term capital appreciation and income. On or about May 1, 2017, DoubleLine was added as a Sub-Adviser to the Portfolio.

1290 VT DoubleLine Opportunistic Bond Portfolio (formerly AXA/DoubleLine Opportunistic Core Plus Bond Portfolio) (sub-advised by DoubleLine) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (formerly EQ/Boston Advisors Equity Income Portfolio) (sub-advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (formerly EQ/GAMCO Mergers and Acquisitions Portfolio) (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (formerly EQ/GAMCO Small Company Value Portfolio) (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (formerly EQ/High Yield Bond Portfolio) (sub-advised by AXA Investment Managers, Inc., an affiliate of FMG LLC, and Post Advisory Group, LLP) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (formerly AXA/Lord Abbett Micro Cap Portfolio) (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (formerly AXA Natural Resources Portfolio) (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of FMG LLC) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (formerly AXA Real Estate Portfolio) (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (formerly AXA/Horizon Small Cap Value Portfolio) (sub-advised by BlackRock and Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity Portfolio (formerly AXA SmartBeta Equity Portfolio) (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of FMG LLC) — Seeks to achieve long-term capital appreciation.

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1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

AXA Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST Partners, LLC (“EARNEST”), Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Value Managed Volatility Portfolio (sub-advised by BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital Guardian Trust Company (“Capital Guardian”), Thornburg Investment Management, Inc. and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Value Managed Volatility Portfolio (sub-advised by AB, BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

AXA/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

AXA/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

AXA/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

AXA/ClearBridge Large Cap Growth Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

AXA/Franklin Balanced Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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AXA/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Goldman Sachs Strategic Allocation Portfolio — (sub-advised by Goldman Sachs Asset Management, L.P.) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

AXA/Invesco Strategic Allocation Portfolio (sub-advised by Invesco Advisers, Inc. (“Invesco”)) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Janus Enterprise Portfolio (sub-advised by Janus Capital Management LLC) — Seeks to achieve capital growth.

AXA/Legg Mason Strategic Allocation Portfolio (sub-advised by QS Investors, LLC) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

AXA/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

AXA/Mutual Large Cap Equity Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Templeton Global Equity Managed Volatility Portfolio (sub-advised by BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/BlackRock Basic Value Equity Portfolio (sub-advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Capital Guardian Research Portfolio (sub-advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Global Bond PLUS Portfolio (sub-advised by BlackRock and First International Advisors, LLC and Wells Capital Management) — Seeks to achieve capital growth and current income.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Value Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

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EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.

EQ/Money Market Portfolio (sub-advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Oppenheimer Global Portfolio (sub-advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/UBS Growth and Income Portfolio (sub-advised by UBS Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge, Scotia Institutional Asset Management US, Ltd., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Mid Cap Growth Portfolio (sub-advised by AB, BlackRock, Franklin Advisers and Wellington Management) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Value Portfolio (sub-advised by BlackRock, Diamond Hill and Lord Abbett) — Seeks to achieve long-term growth of capital.

Multimanager Technology Portfolio (sub-advised by Allianz Global Investors U.S. LLC, SSGA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in Investment Company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; management believes that the adoption of this rule will have no material effect on the Portfolios’ net assets or results of operations.

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The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs), listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are valued at

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representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations. Forward foreign exchange contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the six months ended June 30, 2017, each of the 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Natural Resources Portfolio, 1290 VT Real Estate Portfolio, AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Invesco Comstock Portfolio, EQ/MFS International Growth Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

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Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2017, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2017, none of the Portfolios applied these procedures.

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June 30, 2017 (Unaudited)

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short- term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2016. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs are amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred during the year ended December 31, 2016 by the Portfolio shown below were:

Portfolio:	Amount
AXA/Legg Mason Strategic Allocation	$73,116

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June 30, 2017 (Unaudited)

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations of the Portfolios. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2016, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Capital Loss Carryforwards (1290 VT Energy, 1290 VT Natural Resources, 1290 VT Micro Cap, AXA Global Equity Managed Volatility, AXA International Core Managed Volatility, AXA International Value Managed Volatility, ATM International Managed Volatility, AXA/Franklin Balanced Managed Volatility, AXA Large Cap Value Managed Volatility, AXA/Franklin Small Cap Value Managed Volatility, AXA/Templeton Global Equity Managed Volatility, EQ/ BlackRock

1363

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

Basic Value Equity, EQ/Capital Guardian Research, EQ/Common Stock Index, EQ/ Core Bond Index, EQ/Emerging Markets Equity PLUS, EQ/International Equity Index, EQ/Invesco Comstock, EQ/Oppenheimer Global, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Value), Wash Sale Loss Deferrals (1290 VT Micro Cap, AXA International Core Managed Volatility, AXA Large Cap Growth Managed Volatility, AXA Large Cap Value Managed Volatility, AXA Mid Cap Value Managed Volatility, AXA/Mutual Large Cap Equity Managed Volatility, EQ/BlackRock Basic Value Equity, EQ/Common Stock Index, EQ Equity 500 Index, EQ/Invesco Comstock, EQ/Large Cap Value Index, EQ/PIMCO Global Real Return, Multimanager Aggressive Equity and Multimanager Technology), Convertible Preferred Debt Instrument interest accrual adjustments (1290 VT Convertible Securities), Post-October Loss Deferrals (1290 VT Real Estate, 1290 VT Small Cap Value, AXA/Morgan Stanley Small Cap Growth, AXA/Legg Mason Strategic Allocation, AXA/Loomis Sayles Growth, EQ/Emerging Markets Equity PLUS, EQ/Global Bond PLUS, EQ/PIMCO Global Real Return and Multimanager Core Bond), Foreign Currency Forwards Mark-to-Market (EQ/Global Bond PLUS), Futures Mark-to-Market (EQ/Emerging Markets Equity PLUS), PFIC Mark-to-Market (1290 VT Real Estate), Deferral of loss on offsetting positions (AXA Global Equity Managed Volatility, AXA International Core Managed Volatility, AXA International Value Managed Volatility, AXA Large Cap Growth Managed Volatility, AXA Large Cap Core Managed Volatility, AXA Large Cap Value Managed Volatility, AXA/AB Dynamic Moderate Growth, AXA/Franklin Balanced Managed Volatility, AXA/Franklin Small Cap Value Managed Volatility, EQ/PIMCO Global Real Return, AXA/ Mutual Large Cap Equity Managed Volatility, AXA/Templeton Global Equity Managed Volatility, ATM International Managed Volatility and Multimanager Aggressive Equity), Loss Deferrals due to investments in affiliated Fund of Fund Investments (All Asset Growth-Alt 20 and AXA/Franklin Templeton Allocation Managed Volatility) and Partnership Basis Adjustments (1290 VT Small Cap Value).

In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2016 and December 31, 2015, were as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Growth-Alt 20	$3,534,970	$5,666,477	$83,025	$3,171,267	$4,338,800	$5,816,686	$8,616	$4,937,488
AXA Ultra Conservative Strategy	14,549,334	108,140	505,473	621,013	305,062	29,506	104,775	73,029
AXA Conservative Strategy	7,471,183	2,283,780	500,765	2,324,677	7,125,120	674,867	—	2,242,520
AXA Conservative Growth Strategy	13,258,348	6,714,170	239,452	5,906,684	13,283,257	8,983,015	—	6,665,688
AXA Balanced Strategy	28,663,811	18,867,912	305,090	15,185,157	31,265,941	24,929,906	15,017	18,644,350
AXA Moderate Growth Strategy	60,640,189	45,881,099	508,223	36,119,337	69,426,417	62,291,463	—	45,391,428
AXA Growth Strategy	39,972,609	32,328,230	193,677	24,753,191	45,239,731	40,008,131	—	32,086,873
AXA Aggressive Strategy	25,492,145	21,374,782	35,625	16,772,145	27,985,920	22,595,344	—	20,701,620

1364

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA/Franklin Templeton Allocation Managed Volatility	$19,481,687	$8,668,152	$1,995	$1,377,078	$17,371,595	$6,448,902	$27,270	$1,288,934
1290 VT Energy	92,673	—	—	—	91,350	—	—	—
1290 VT Low Volatility Global Equity	143,336	122,125	20,955	7,937	169,211	69,050	—	—
1290 VT Convertible Securities	491,855	—	—	—	614,688	268,165	—	—
1290 VT DoubleLine Dynamic Allocation	516,940	264,047	5,328	291,462	223,745	253,567	4,063	312,144
1290 VT DoubleLine Opportunistic Bond	1,994,236	—	37,711	—	1,143,761	—	—	—
1290 VT Equity Income	12,782,152	69,602,364	—	4,840,795	13,150,643	64,235,065	—	—
1290 VT GAMCO Mergers & Acquisitions	5,435,630	7,070,322	1,043,093	328,994	7,737,767	4,041,262	2,404,003	940,141
1290 VT GAMCO Small Company Value	16,531,162	97,492,594	—	62,752,726	15,175,098	145,602,414	—	8,330,579
1290 VT High Yield Bond	9,688,126	—	—	—	9,196,191	—	—	—
1290 VT Micro Cap	104,103	—	—	—	3,454,472	10,958,774	—	—
1290 VT Natural Resources	511,923	—	1,384	—	542,396	—	956	—
1290 VT Real Estate	620,864	—	310,849	28,488	171,029	32,357	496,987	—
1290 VT Small Cap Value	793,084	8,036,390	—	—	1,357,034	5,027,862	—	—
1290 VT SmartBeta Equity	199,062	129	—	—	172,359	19,671	1,123	—
1290 VT Socially Responsible	1,467,313	2,567,454	—	19,348,301	2,032,638	13,611,258	8,157	2,293,309
AXA Global Equity Managed Volatility	20,979,192	—	—	—	21,523,306	—	—	—
AXA International Core Managed Volatility	5,514,961	—	—	—	1,075,789	—	—	—
AXA International Value Managed Volatility	4,953,020	—	—	—	1,134,846	—	—	—
AXA Large Cap Core Managed Volatility	31,428,927	21,367,776	5,107,843	12,643,198	27,145,667	38,897,762	—	5,794,651
AXA Large Cap Growth Managed Volatility	65,549,219	115,360,985	17,232,774	71,066,598	222,424,287	18,124,475	—	—
AXA Large Cap Value Managed Volatility	80,296,954	—	—	—	88,135,779	—	—	—
AXA Mid Cap Value Managed Volatility	17,931,116	6,817,960	—	21,389,233	16,687,485	—	—	—
AXA/AB Dynamic Growth	2,316,750	—	715,977	170,847	213,010	31,132	133,970	—

1365

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA/AB Dynamic Moderate Growth	$36,846,971	$8,205,587	$13,983,156	$—	$25,386,394	$10,256,170	$2,370,387	$—
AXA/AB Short Duration Government Bond	3,824,418	—	183,374	—	—	—	—	—
AXA/AB Small Cap Growth	6,982,952	119,732,852	—	13,917,143	748,776	207,950,617	—	25,650,588
AXA/ClearBridge Large Cap Growth	—	1,678,152	—	32,625,607	720,511	28,098,676	—	2,121
AXA/Franklin Balanced Managed Volatility	31,630,407	—	—	—	32,185,496	—	—	—
AXA/Franklin Small Cap Value Managed Volatility	1,366,261	—	—	—	982,898	—	—	—
AXA/Goldman Sachs Strategic Allocation	758,936	771,374	3,358,304	3,471,632	198,391	—	33,759	—
AXA/Invesco Strategic Allocation	69,525	2,670	99,352	318,441	74,032	—	4,154	—
AXA/Janus Enterprise	—	371,298	—	70,134,205	—	24,219,945	—	370,000
AXA/Legg Mason Strategic Allocation	411,898	—	7,534	—	—	—	—	—
AXA/Loomis Sayles Growth	6,620,362	7,217,787	—	—	6,672,506	127,214	456,404	225,929
AXA/Morgan Stanley Small Cap Growth	—	5,266,733	—	20,050	—	8,625,486	—	285,989
AXA/Mutual Large Cap Equity Managed Volatility	14,111,923	—	751,541	7,812,265	13,384,738	—	1,041,375	—
AXA/Templeton Global Equity Managed Volatility	6,278,736	—	—	—	1,282,187	—	—	—
AXA 500 Managed Volatility	125,258,857	40,773,038	12,759,469	28,773,985	151,557,414	54,671,701	—	—
AXA 400 Managed Volatility	5,669,265	29,092,623	2,578,270	4,032,004	5,206,511	33,540,102	—	827,653
AXA 2000 Managed Volatility	28,482,365	51,727,504	16,566,824	30,565,538	37,677,554	85,716,183	—	1,202,842
AXA International Managed Volatility	28,646,683	—	—	—	20,327,855	31,830,119	—	—
ATM International Managed Volatility	13,045,860	—	—	—	6,745,029	34,288,488	—	—
ATM Large Cap Managed Volatility	74,269,160	85,799,441	5,593,966	41,313,007	82,754,894	175,406,823	—	2,427,020
ATM Mid Cap Managed Volatility	2,337,686	13,298,097	546,445	1,599,121	3,378,517	24,300,842	156,935	1,291,374

1366

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
ATM Small Cap Managed Volatility	$9,053,284	$33,578,885	$1,553,580	$12,023,791	$19,047,156	$76,906,793	$3,000	$2,641,920
EQ/BlackRock Basic Value Equity	28,165,857	—	—	—	26,783,616	—	—	—
EQ/Capital Guardian Research	3,010,448	—	—	—	2,140,173	—	—	—
EQ/Common Stock Index	80,965,484	—	—	—	75,868,165	—	—	—
EQ/Core Bond Index	140,196,675	—	—	—	140,201,954	—	—	—
EQ/Emerging Markets Equity PLUS	347,069	—	—	—	328,032	—	—	—
EQ/Equity 500 Index	73,537,450	60,108,333	—	1,229,112	74,870,629	77,205,483	—	2,792,791
EQ/Global Bond PLUS	6,911,543	230,833	127,391	—	362,584	220,142	—	—
EQ/Intermediate Government Bond	75,797,443	12,864,423	55,931	1,576,687	66,044,845	9,030,334	—	566,227
EQ/International Equity Index	43,690,119	—	—	—	42,577,164	—	—	—
EQ/Invesco Comstock	5,000,374	—	168,931	—	4,834,521	—	510,891	—
EQ/JPMorgan Value Opportunities	6,207,924	53,991	—	4,051,610	2,683,594	—	—	—
EQ/Large Cap Growth Index	11,330,194	60,305,692	—	2,725,737	13,130,349	107,791,202	—	1,061,879
EQ/Large Cap Value Index	11,193,219	18,017,791	—	483,706	10,915,290	14,349,076	—	725,534
EQ/MFS International Growth	15,009,919	2,343,878	—	—	12,958,304	15,499,943	—	2,326,789
EQ/Mid Cap Index	18,090,266	88,700,697	456,328	7,094,947	14,191,537	—	—	—
EQ/Money Market	8,796	—	—	—	6,009	—	166	—
EQ/Oppenheimer Global	1,523,312	—	21,661	—	501,154	—	388,155	—
EQ/PIMCO Global Real Return	3,556,946	—	1,045,511	—	992,927	—	127,177	—
EQ/PIMCO Ultra Short Bond	16,522,352	—	304,924	—	11,444,762	—	148,715	—
EQ/Quality Bond PLUS	19,868,583	—	2,769,571	—	19,938,677	—	223,658	—
EQ/Small Company Index	9,769,624	64,771,088	—	3,568,656	11,713,427	77,626,395	—	6,737,727
EQ/T. Rowe Price Growth Stock	—	17,600,406	—	10,046,702	—	30,075,150	—	2,436,847
EQ/UBS Growth and Income	1,151,667	1,845,563	1,199,883	—	1,745,113	11,312,521	337,507	1,841,076
Multimanager Aggressive Equity	5,306,897	—	—	—	1,763,007	—	—	—
Multimanager Core Bond	16,426,741	—	1,094,948	—	14,145,750	—	603,746	—
Multimanager Mid Cap Growth	—	3,947,900	—	863,199	177,331	14,940,103	—	654,801
Multimanager Mid Cap Value	2,238,204	—	—	—	1,527,677	—	—	—
Multimanager Technology	3,618,406	36,585,399	74,943	11,179,894	333,013	58,225,793	—	3,180,226

1367

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

The following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
1290 VT Convertible Securities	$146,844
1290 VT Micro Cap	104,232
1290 VT Small Cap Value	4,418,797
AXA Large Cap Value Managed Volatility	3,966,658
EQ/Emerging Markets Equity PLUS	57,433

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2015:

Portfolios:	Return of Capital
1290 VT Energy	$2,885
1290 VT Low Volatility Global Equity	17,186
1290 VT Convertible Securities	9,140
1290 VT Small Cap Value	388,697

Permanent book and tax differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at June 30, 2017 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
All Asset Growth-Alt 20	$399,654	$(1,239,719)	$840,065
1290 VT Small Cap Value	265,321	(51,095)	(214,226)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses; therefore, some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2016 as follows:

	Expiring
Portfolios:	2017	2018	Total	Utilized
AXA Global Equity Managed Volatility	$259,779,931	$—	$259,779,931	$26,138,740
AXA International Core Managed Volatility	199,859,325	41,253,569	241,112,894	—
AXA International Value Managed Volatility	344,845,998	106,075,604	450,921,602	—
AXA Large Cap Value Managed Volatility	309,447,091	—	309,447,091	—
AXA Mid Cap Value Managed Volatility	—	—	—	80,500,523
AXA/Franklin Balanced Managed Volatility	70,396,035	—	70,396,035	—

1368

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

	Expiring
Portfolios:	2017	2018	Total	Utilized
AXA/Franklin Small Cap Value Managed Volatility	$1,835,045	$—	$1,835,045	$21,288,259
AXA/Mutual Large Cap Equity Managed Volatility	—	—	—	5,980,977
AXA/Templeton Global Equity Managed Volatility	34,039,182	—	34,039,182	461,593
EQ/BlackRock Basic Value Equity	466,950,339	—	466,950,339	47,033,326
EQ/Capital Guardian Research	9,975,479	—	9,975,479	9,504,858
EQ/Common Stock Index	902,630,518	—	902,630,518	218,027,707
EQ/Core Bond Index	201,163,515	—	201,163,515	7,638,533
EQ/International Equity Index	685,851,337	2,614,257	688,465,594	—
EQ/Invesco Comstock	12,901,847	—	12,901,847	744,146
EQ/JPMorgan Value Opportunities	—	—	—	32,427,423
EQ/Mid Cap Index	—	—	—	44,730,606
EQ/Oppenheimer Global	11,003,618	3,113,370	14,116,988	—
EQ/PIMCO Ultra Short Bond	115,032,572	2,184,178	117,216,750	—
EQ/Quality Bond PLUS	118,294,631	—	118,294,631	8,392,250
Multimanager Aggressive Equity	328,131,387	—	328,131,387	39,187,482
Multimanager Mid Cap Value	26,907,437	—	26,907,437	6,857,164

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2017)	Converted to USD (as of June 30, 2017)
AXA Global Equity Managed Volatility	32,265,729	$499,180
EQ/MFS International Growth	15,043,760	232,740
EQ/Oppenheimer Global	109,358,457	1,691,873

The following Portfolios utilized net capital loss carryforwards during 2016 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
All Asset Growth-Alt 20*#	$—	$109,695	$27,841	$1,018,753
1290 VT Energy	—	—	—	52,999
1290 VT Convertible Securities	—	—	—	64,563
1290 VT DoubleLine Opportunistic Bond	254,902	—	—	49,028
1290 VT High Yield Bond	—	—	2,874,053	7,109,312
1290 VT Micro Cap	—	—	4,301,304	—
1290 VT Natural Resources	—	—	490,289	734,705
1290 VT SmartBeta Equity	—	—	17,613	42,062
AXA International Core Managed Volatility	—	—	15,187,666	9,572,873
AXA International Value Managed Volatility	—	—	2,649,065	20,175,160
AXA Large Cap Value Managed Volatility	—	—	22,425,968	—
AXA/AB Short Duration Government Bond	—	—	2,680,954	3,088,109
AXA/Franklin Balanced Managed Volatility	—	32,778,008	—	16,396,037
AXA/Goldman Sachs Strategic Allocation	363,396	165,089	—	—
AXA/Invesco Strategic Allocation	1,005,322	155,562	—	—
AXA/Legg Mason Strategic Allocation	—	—	47,118	21,279
AXA International Managed Volatility	—	—	1,199,752	7,891,395

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	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
ATM International Managed Volatility	$—	$—	$8,126,558	$14,078,219
EQ/Emerging Markets Equity PLUS	356,852	—	237,174	1,122,883
EQ/Global Bond PLUS	102,846	—	—	—
EQ/International Equity Index	—	—	2,673,993	25,399,429
EQ/MFS International Growth	—	—	—	157,079
EQ/Money Market	—	—	15,644	—
EQ/Oppenheimer Global	—	—	3,763,995	8,073,353
EQ/PIMCO Global Real Return	—	—	—	205,346
EQ/PIMCO Ultra Short Bond	2,644,627	—	1,838,663	18,792,660
Multimanager Core Bond	—	4,981,266	—	—

*	Effective June 30, 2017
#	Included in the capital loss carryforward amounts are the following losses acquired from the stated Portfolio as a result of a tax free reorganization that occurred during the year shown. Certain capital loss carryforwards may be subject to limitation on use pursuant to applicable U.S. Federal Income Tax Law.

	Utilized Losses		Carried Forward
Portfolio:	Short Term	Long Term	Short Term	Long Term	Stated Portfolio:	Merger Date
All Asset Growth-Alt 20	$—	$109,695	$27,841	$1,018,753	CharterSM Alternative 100 Moderate	5/19/2017

Sale-Buybacks:

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2017. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. In the event the net exposure for sale-buybacks and certain derivatives trades exceeds $250,000 (on a per counterparty basis) the Portfolio will post additional collateral. Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio had open sale-buybacks at June 30, 2017.

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Cash and Statement of Cash Flows:

Due to the volume of sale-buyback transactions during the six months ended June 30, 2017, each of the EQ/PIMCO Global Real Return Portfolio and Multimanager Core Bond Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities. Consistent with EQ/PIMCO Global Real Return Portfolio’s and Multimanager Core Bond Portfolio’s investment strategy, management has determined that Cash and Foreign Cash, which are comprised of U.S. dollar and foreign currency deposits at the Custodian, are considered cash for purposes of preparing the statement of cash flows.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the

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net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the AXA Global Equity Managed Volatility, AXA International Core Managed Volatility, AXA International Value Managed Volatility, AXA Large Cap Core Managed Volatility, AXA Large Cap Growth Managed Volatility, AXA Large Cap Value Managed Volatility, AXA Mid Cap Value Managed Volatility, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/Franklin Balanced Managed Volatility, AXA/Franklin Small Cap Value Managed Volatility, AXA/Goldman Sachs Strategic Allocation, AXA/Invesco Strategic Allocation, AXA/Legg Mason Strategic Allocation, AXA/Mutual Large Cap Equity Managed Volatility, AXA/Templeton Global Equity Managed Volatility, AXA 500 Managed Volatility, AXA 400 Managed Volatility, AXA 2000 Managed Volatility, AXA International Managed Volatility, ATM International Managed Volatility, ATM Large Cap Managed

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Volatility, ATM Mid Cap Managed Volatility and ATM Small Cap Managed Volatility used futures contracts during the six months ended June 30, 2017, to equitize cash or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, certain Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Repurchase Agreements:

During the six months ended June 30, 2017, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually

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June 30, 2017 (Unaudited)

agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Joint Repurchase Agreements

During the six months ended June 30, 2017, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Foreign Government Agency Securities, Corporate Bonds or Common Stocks and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2017 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2017, the Joint Repurchase Agreements (on a gross basis) in which the Portfolios participated were as follows:

Bank of Nova Scotia, 1.10%, dated 6/30/17, due 7/3/17, repurchase price $100,009,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.750%, maturing 4/30/18-11/15/42; total market value $102,000,065.

Citigroup Global Markets Ltd., 1.13%, dated 6/30/17, due 7/3/17, repurchase price $425,040,021, collateralized by various Corporate Bonds, ranging from 1.275%-1.750%, maturing 8/14/20-7/15/22, Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 7/14/17-10/28/41, U.S. Government Treasury Securities, ranging from 0.375%-2.250%, maturing 1/31/18-1/15/28; total market value $433,500,094.

Deutsche Bank Securities, Inc., 1.15%, dated 6/30/17, due 7/3/17, repurchase price $225,021,563, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/31-8/15/37; total market value $229,500,000.

Deutsche Bank AG, 1.20%, dated 6/30/17, due 7/3/17, repurchase price $225,022,500, collateralized by various Corporate Bonds, ranging from 1.625%-1.750%, maturing 8/15/19-3/31/20, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-5/2/25; total market value $229,500,459.

Deutsche Bank AG, 1.45%, dated 6/30/17, due 7/3/17, repurchase price $200,024,167, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $222,364,701.

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June 30, 2017 (Unaudited)

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $100,012,917, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $111,182,350.

Deutsche Bank AG, 1.55%, dated 6/30/17, due 7/3/17, repurchase price $150,019,375, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.625%, maturing 8/31/19; total market value $166,773,526.

ING Financial Markets LLC, 1.08%, dated 6/30/17, due 7/3/17, repurchase price, $200,018,000, collateralized by various U.S. Government Agency Securities, ranging from 0.875%-5.355%, maturing 10/26/17-8/23/19, U.S. Government Treasury Securities, ranging from 0.125%-2.125%, maturing 4/15/18-2/15/46; total market value $204,001,061.

Macquarie Bank Ltd., 1.15%, dated 6/30/17, due 7/7/17, repurchase price $150,033,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $153,099,889.

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $125,013,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value 127,583,241.

Macquarie Bank Ltd., 1.25%, dated 6/30/17, due 7/3/17, repurchase price $150,015,625, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/20/17-5/15/46; total market value $153,099,889.

Natixis, 1.26%, dated 6/27/17, due 7/3/17, repurchase price $100,010,500, collateralized by various U.S. Government Agency Securities, ranging from 1.345%-4.500%, maturing 8/1/25-5/20/47, U.S. Government Treasury Securities, ranging from 2.125%-8.125%, maturing 5/15/21-5/15/24; total market value $102,021,423.

Natixis, 1.27%, dated 6/29/17, due 7/6/17, repurchase price $75,015,875, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $76,508,906.

Natixis, 1.34%, dated 6/30/17, due 7/3/17, repurchase price $400,044,667, collateralized by various U.S. Government Agency Securities, ranging from 1.472%-6.828%, maturing 9/1/22-8/16/58, U.S. Government Treasury Securities, ranging from 0.125%-8.125%, maturing 4/15/18-4/15/28; total market value $408,047,500.

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $100,009,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 8/15/19-2/15/47; total market value $102,000,093.

Nomura Securities Co. Ltd., 1.11%, dated 6/30/17, due 7/3/17, repurchase price $200,018,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 7/15/17-2/15/47; total market value $204,000,001.

RBS Securities, Inc., 1.06%, dated 6/30/17, due 7/3/17, repurchase price $200,041,222, U.S. Government Treasury Securities, ranging from 1.875%-2.875%, maturing 4/30/22-5/15/43; total market value $204,000,353.

RBS Securities, Inc., 1.08%, dated 6/30/17, due 7/3/17, repurchase price $150,013,500, collateralized by various U.S. Government Treasury Securities, ranging from 1.118%-2.000%, maturing 7/31/17-2/15/25; total market value $153,004,223.

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $100,020,611, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-2/15/47; total market value $102,000,006.

Societe Generale SA, 1.06%, dated 6/30/17, due 7/7/17, repurchase price $250,051,528, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 9/30/17-11/15/45; total market value $255,000,000.

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Securities Lending:

During the six months ended June 30, 2017, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at anytime.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by FMG LLC. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter. The market value of the securities on loan and the value of the related collateral as of June 30, 2017 were as follows:

Portfolios:	Securities on Loan	Collateral	Collateralization
All Asset Growth-Alt 20	$8,964,679	$9,122,144	102%
1290 VT Energy	929,606	948,734	102%
1290 VT Low Volatility Global Equity	2,334,883	2,382,546	102%
1290 VT Convertible Securities	3,642,533	3,725,259	102%
1290 VT DoubleLine Dynamic Allocation	164,143	167,933	102%
1290 VT DoubleLine Opportunistic Bond	3,948,888	4,033,996	102%
1290 VT Equity Income	5,566,372	5,685,198	102%
1290 VT GAMCO Mergers & Acquisitions	9,010,850	9,388,714	104%
1290 VT GAMCO Small Company Value	249,123,979	256,399,041	103%
1290 VT High Yield Bond	7,259,327	7,431,335	102%

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Portfolios:	Securities on Loan	Collateral	Collateralization
1290 VT Micro Cap	$18,985,687	$19,703,117	104%
1290 VT Natural Resources	803,270	843,391	105%
1290 VT Real Estate	570,768	590,836	104%
1290 VT Small Cap Value	14,750,433	15,435,176	105%
1290 VT SmartBeta Equity	114,159	117,421	103%
1290 VT Socially Responsible	2,199,991	2,238,504	102%
AXA Global Equity Managed Volatility	16,705,433	17,476,102	105%
AXA International Core Managed Volatility	67,374,524	69,407,453	103%
AXA International Value Managed Volatility	9,423,163	9,963,940	106%
AXA Large Cap Core Managed Volatility	35,965,302	36,706,159	102%
AXA Large Cap Growth Managed Volatility	84,017,717	85,794,504	102%
AXA Large Cap Value Managed Volatility	76,560,423	78,173,627	102%
AXA Mid Cap Value Managed Volatility	72,378,290	74,292,710	103%
AXA/AB Dynamic Growth	1,445,104	1,509,534	104%
AXA/AB Dynamic Moderate Growth	13,145,800	13,660,744	104%
AXA/AB Short Duration Government Bond	1,560,005	1,595,925	102%
AXA/AB Small Cap Growth	212,872,306	219,155,598	103%
AXA/ClearBridge Large Cap Growth	4,363,981	4,432,777	102%
AXA/Franklin Balanced Managed Volatility	56,307,471	57,511,293	102%
AXA/Franklin Small Cap Value Managed Volatility	15,534,773	16,062,242	103%
AXA/Goldman Sachs Strategic Allocation	6,128,856	6,244,500	102%
AXA/Janus Enterprise	46,791,183	47,775,465	102%
AXA/Legg Mason Strategic Allocation	4,909,936	5,002,550	102%
AXA/Loomis Sayles Growth	3,218,016	3,300,285	103%
AXA/Morgan Stanley Small Cap Growth	46,639,396	47,591,701	102%
AXA/Mutual Large Cap Equity Managed Volatility	9,466,910	9,647,630	102%
AXA/Templeton Global Equity Managed Volatility	11,026,123	11,509,615	104%
AXA 500 Managed Volatility	47,056,222	48,080,077	102%
AXA 400 Managed Volatility	36,440,429	37,456,213	103%
AXA 2000 Managed Volatility	332,055,690	342,982,957	103%
AXA International Managed Volatility	21,679,074	22,894,114	106%
ATM International Managed Volatility	18,883,923	19,925,624	106%
ATM Large Cap Managed Volatility	21,249,763	21,711,589	102%
ATM Mid Cap Managed Volatility	10,383,280	10,672,892	103%
ATM Small Cap Managed Volatility	88,216,239	91,378,489	104%
EQ/BlackRock Basic Value Equity	10,828,900	11,052,308	102%
EQ/Capital Guardian Research	12,483,650	12,777,531	102%
EQ/Common Stock Index	113,239,374	116,237,747	103%
EQ/Core Bond Index	91,447,296	93,454,980	102%
EQ/Equity 500 Index	27,175,197	27,731,492	102%
EQ/Global Bond PLUS	1,410,961	1,441,170	102%
EQ/Intermediate Government Bond	37,386,133	38,194,680	102%
EQ/International Equity Index	27,833,869	29,432,742	106%
EQ/Large Cap Growth Index	19,379,207	19,759,986	102%
EQ/Large Cap Value Index	7,471,096	7,644,183	102%
EQ/Mid Cap Index	102,545,375	105,246,749	103%
EQ/Oppenheimer Global	4,085,211	4,234,099	104%
EQ/PIMCO Global Real Return	180,247	184,050	102%
EQ/PIMCO Ultra Short Bond	5,905,202	6,046,063	102%

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Portfolios:	Securities on Loan	Collateral	Collateralization
EQ/Quality Bond PLUS	$2,666,786	$2,818,462	106%
EQ/Small Company Index	107,346,984	111,272,300	104%
EQ/T. Rowe Price Growth Stock	31,617,734	32,076,967	101%
EQ/UBS Growth and Income	4,075,128	4,143,825	102%
Multimanager Aggressive Equity	39,593,539	40,404,410	102%
Multimanager Core Bond	5,226,807	5,349,098	102%
Multimanager Mid Cap Growth	18,373,869	18,823,713	102%
Multimanager Mid Cap Value	10,349,400	10,787,334	104%
Multimanager Technology	46,518,761	47,552,806	102%

In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were as follows:

Portfolios:	Liabilities as presented in the Statements of Assets and Liabilities
All Asset Growth-Alt 20	$9,122,144
1290 VT Energy	894,009
1290 VT Low Volatility Global Equity	2,382,546
1290 VT Convertible Securities	3,725,259
1290 VT DoubleLine Dynamic Allocation	167,933
1290 VT DoubleLine Opportunistic Bond	4,033,996
1290 VT Equity Income	5,685,198
1290 VT GAMCO Mergers & Acquisitions	8,990,513
1290 VT GAMCO Small Company Value	252,576,225
1290 VT High Yield Bond	7,431,335
1290 VT Micro Cap	19,703,117
1290 VT Natural Resources	719,928
1290 VT Real Estate	590,836
1290 VT Small Cap Value	15,266,199
1290 VT SmartBeta Equity	117,421
1290 VT Socially Responsible	2,236,664
AXA Global Equity Managed Volatility	16,703,538
AXA International Core Managed Volatility	67,953,604
AXA International Value Managed Volatility	9,719,105
AXA Large Cap Core Managed Volatility	36,137,065
AXA Large Cap Growth Managed Volatility	81,826,250
AXA Large Cap Value Managed Volatility	77,661,188
AXA Mid Cap Value Managed Volatility	73,182,376
AXA/AB Dynamic Growth	1,498,969
AXA/AB Dynamic Moderate Growth	13,186,183
AXA/AB Short Duration Government Bond	1,595,925
AXA/AB Small Cap Growth	218,137,045
AXA/ClearBridge Large Cap Growth	4,432,777
AXA/Franklin Balanced Managed Volatility	57,391,880
AXA/Franklin Small Cap Value Managed Volatility	15,834,057
AXA/Goldman Sachs Strategic Allocation	6,244,500
AXA/Janus Enterprise	47,775,465
AXA/Legg Mason Strategic Allocation	5,002,550
AXA/Loomis Sayles Growth	3,300,285

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Portfolios:	Liabilities as presented in the Statements of Assets and Liabilities
AXA/Morgan Stanley Small Cap Growth	$47,585,165
AXA/Mutual Large Cap Equity Managed Volatility	9,614,901
AXA/Templeton Global Equity Managed Volatility	9,494,192
AXA 500 Managed Volatility	43,909,286
AXA 400 Managed Volatility	36,888,013
AXA 2000 Managed Volatility	334,867,713
AXA International Managed Volatility	21,168,697
ATM International Managed Volatility	18,066,172
ATM Large Cap Managed Volatility	20,934,973
ATM Mid Cap Managed Volatility	10,543,119
ATM Small Cap Managed Volatility	90,040,851
EQ/BlackRock Basic Value Equity	11,052,308
EQ/Capital Guardian Research	12,777,531
EQ/Common Stock Index	110,434,203
EQ/Core Bond Index	93,454,980
EQ/Equity 500 Index	27,666,857
EQ/Global Bond PLUS	1,441,170
EQ/Intermediate Government Bond	38,194,680
EQ/International Equity Index	27,665,441
EQ/Large Cap Growth Index	19,663,548
EQ/Large Cap Value Index	7,535,523
EQ/Mid Cap Index	103,479,342
EQ/Oppenheimer Global	4,234,099
EQ/PIMCO Global Real Return	184,050
EQ/PIMCO Ultra Short Bond	6,046,063
EQ/Quality Bond PLUS	2,755,558
EQ/Small Company Index	109,103,913
EQ/T. Rowe Price Growth Stock	31,704,331
EQ/UBS Growth and Income	4,143,825
Multimanager Aggressive Equity	37,249,878
Multimanager Core Bond	5,349,098
Multimanager Mid Cap Growth	18,698,616
Multimanager Mid Cap Value	10,419,838
Multimanager Technology	47,006,512

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2017, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

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Total Return Swap Agreements:

The 1290 VT DoubleLine Dynamic Allocation entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates decline the value of a certain fixed-income securities of a Portfolio is likely to rise. Conversely, as nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2017, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain

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European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

Forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the

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issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector with their individual investment strategies including futures, forward currency exchange contracts, options, and other derivatives, which are also subject to specific risks related to their structure, sector or market, and may be riskier than investments in other types of securities.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategic Allocation Series Portfolios, the Management Agreements state that the Adviser will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Sub-Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Sub-Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; (v) apprise the Trustees of the Trust of developments materially affecting the Portfolios; and (vi) carry out the directives of the Board. With respect to the Management Agreements for the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategic Allocation Series Portfolios, the Management Agreements provide that the Adviser will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds and ETFs in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trustees of the developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For its services under the

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Management Agreements, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Growth-Alt 20	0.100% of average daily net assets
AXA/Franklin Templeton Allocation Managed Volatility	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Ultra Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Balanced Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Moderate Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Aggressive Strategy	0.1000%	0.0925%	0.0900%	0.0875%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Global Real Return	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 VT DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 VT Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
1290 VT GAMCO Mergers & Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
1290 VT GAMCO Small Company Value	0.750%	0.700%	0.675%	0.650%	0.625%
1290 VT SmartBeta Equity	0.700%	0.650%	0.625%	0.600%	0.575%
AXA Global Equity Managed Volatility	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/AB Dynamic Growth	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/AB Dynamic Moderate Growth	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/ClearBridge Large Cap Growth	0.650%	0.600%	0.575%	0.550%	0.525%
AXA/Franklin Balanced Managed Volatility	0.650%	0.600%	0.575%	0.550%	0.525%
AXA/Franklin Small Cap Value Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Goldman Sachs Strategic Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Invesco Strategic Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Janus Enterprise	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Legg Mason Strategic Allocation	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Loomis Sayles Growth	0.750%	0.700%	0.675%	0.650%	0.625%
AXA/Mutual Large Cap Equity Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%

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	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA/Templeton Global Equity Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Invesco Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/T. Rowe Price Growth Stock	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 VT Micro Cap	0.850%	0.800%	0.775%	0.750%	0.725%
1290 VT Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
AXA International Core Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA International Value Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA Large Cap Core Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Growth Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Value Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Mid Cap Value Managed Volatility	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/AB Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/Morgan Stanley Small Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
Multimanager Aggressive Equity	0.580%	0.550%	0.525%	0.500%	0.475%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $2 Billion	Next $2 Billion	Thereafter
AXA/AB Short Duration Government Bond	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%
1290 VT Energy	0.500%	0.490%	0.470%	0.460%	0.450%
1290 VT High Yield Bond	0.600%	0.580%	0.560%	0.540%	0.530%
1290 VT Low Volatility Global Equity	0.500%	0.490%	0.470%	0.460%	0.450%
1290 VT Natural Resources	0.500%	0.480%	0.460%	0.450%	0.440%
1290 VT Real Estate	0.500%	0.480%	0.460%	0.450%	0.440%
1290 VT Socially Responsible	0.500%	0.480%	0.460%	0.450%	0.440%
AXA 500 Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA 400 Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA 2000 Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
AXA International Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
ATM International Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%

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	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
ATM Large Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
ATM Mid Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
ATM Small Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%	0.390%
EQ/Common Stock Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Core Bond Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Equity 500 Index	0.250%	0.230%	0.210%	0.200%	0.190%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%	0.490%	0.480%
EQ/Intermediate Government Bond	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/International Equity Index	0.400%	0.380%	0.360%	0.350%	0.340%
EQ/Large Cap Growth Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Large Cap Value Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Mid Cap Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%	0.340%	0.330%
EQ/Small Company Index	0.250%	0.230%	0.210%	0.200%	0.190%
Multimanager Core Bond	0.550%	0.530%	0.510%	0.490%	0.480%

Prior to April 26, 2017 the following Portfolio’s management fee was as follows:

Portfolios:	Management Fee
1290 VT DoubleLine Dynamic Allocation	0.100% of average daily net assets

With the exception of the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, ETF Portfolios, and the AXA Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, FMG LLC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC makes available the office FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

The AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios and the Multiadviser Portfolios each pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

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June 30, 2017 (Unaudited)

Total aggregated average daily net asset charge of the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios and the Multiadviser Portfolios

0.15% on the first $25 billion

0.11% on the next $10 billion

0.10% on the next $5 billion

0.095% on assets thereafter

The All Asset Growth — Alt 20 Portfolio, each AXA Strategic Allocation Series Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Growth — Alt 20 Portfolio, the AXA Strategic Allocation Series Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Allocation Portfolios, Charter Allocation Portfolios, and Target Allocation Portfolios of the AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC

0.15% of the first $35 billion

0.11% of the next $10 billion

0.10% of the next $5 billion

0.095% on assets thereafter

For all other Portfolios:

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge for all other Portfolios*

0.10% on the first $30 billion

0.0975% on the next $10 billion

0.095% on the next $5 billion

0.0925% on assets thereafter

*	With the exception of the All Asset Growth — Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategic Allocation Series Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the Administration in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements

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June 30, 2017 (Unaudited)

with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. At year end, certain of the Portfolios maintain significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2018 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K		Class IA+		Class IB+
All Asset Growth – Alt 20	1.10	%*	1.35	%*	1.35	%*
AXA Ultra Conservative Strategy	0.70	*	0.95	*	0.95	*
AXA Conservative Strategy	0.70	*	0.95	*	0.95	*
AXA Conservative Growth Strategy	0.75	*	1.00	*	1.00	*
AXA Balanced Strategy	0.80	*	1.05	*	1.05	*
AXA Moderate Growth Strategy	0.85	*	1.10	*	1.10	*
AXA Growth Strategy	0.85	*	1.10	*	1.10	*
AXA Aggressive Strategy	0.90	*	N/A		1.15	*
AXA/Franklin Templeton Allocation Managed Volatility	1.00	*	1.25	*	1.25	*
1290 VT Energy	0.65	*	N/A		0.90	*
1290 VT Low Volatility Global Equity	0.65	*	N/A		0.90	*
1290 VT Convertible Securities	1.05	*	N/A		1.30	*
1290 VT DoubleLine Dynamic Allocation	1.00		N/A		1.25
1290 VT DoubleLine Opportunistic Bond	0.80		N/A		1.05
1290 VT Equity Income	0.75		1.00		1.00
1290 VT GAMCO Small Company Value	0.85		1.10		1.10
1290 VT High Yield Bond	0.80		N/A		1.05
1290 VT Micro Cap	0.90		N/A		1.15
1290 VT Natural Resources	0.65		N/A		0.90
1290 VT Real Estate	0.65		N/A		0.90
1290 VT Small Cap Value	0.90		N/A		1.15
1290 VT SmartBeta Equity	0.90		N/A		1.15
1290 VT Socially Responsible	0.90		1.15		1.15
AXA Global Equity Managed Volatility	0.90		1.15		1.15

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June 30, 2017 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class K		Class IA+		Class IB+
AXA International Core Managed Volatility	0.80%		1.05%		1.05%
AXA International Value Managed Volatility	0.80		1.05		1.05
AXA Large Cap Core Managed Volatility	0.65		0.90		0.90
AXA Large Cap Growth Managed Volatility	0.65		0.90		0.90
AXA Large Cap Value Managed Volatility	0.65		0.90		0.90
AXA Mid Cap Value Managed Volatility	0.75		1.00		1.00
AXA/AB Dynamic Growth	0.95	*	N/A		1.20	*
AXA/AB Dynamic Moderate Growth	0.95	*	1.20	*	1.20	*
AXA/AB Short Duration Government Bond	0.60		0.85		0.85
AXA/AB Small Cap Growth	0.75		1.00		1.00
AXA/ClearBridge Large Cap Growth	0.80		1.05		1.05
AXA/Franklin Balanced Managed Volatility	0.80		1.05		1.05
AXA/Franklin Small Cap Value Managed Volatility	0.85		1.10		1.10
AXA/Goldman Sachs Strategic Allocation	1.00	*	N/A		1.25	*
AXA/Invesco Strategic Allocation	1.00	*	N/A		1.25	*
AXA/Janus Enterprise	0.85		1.10		1.10
AXA/Legg Mason Strategic Allocation	1.00	*	N/A		1.25	*
AXA/Loomis Sayles Growth	0.80		1.05		1.05
AXA/Morgan Stanley Small Cap Growth	0.90		N/A		1.15
AXA/Mutual Large Cap Equity Managed Volatility	0.80		1.05		1.05
AXA/Templeton Global Equity Managed Volatility	0.90		1.15		1.15
AXA 500 Managed Volatility	0.60		0.85		0.85
AXA 400 Managed Volatility	0.60		0.85		0.85
AXA 2000 Managed Volatility	0.60		0.85		0.85
AXA International Managed Volatility	0.65		N/A		0.90
ATM International Managed Volatility	0.65		N/A		0.90
ATM Large Cap Managed Volatility	0.60		0.85		0.85
ATM Mid Cap Managed Volatility	0.60		0.85		0.85
ATM Small Cap Managed Volatility	0.60		0.85		0.85
EQ/BlackRock Basic Value Equity	0.70		0.95		0.95
EQ/Capital Guardian Research	0.72		0.97		0.97
EQ/Core Bond Index	0.47		0.72		0.72
EQ/Emerging Markets Equity PLUS	0.95		N/A		1.20
EQ/Global Bond PLUS	0.70		0.95		0.95
EQ/Invesco Comstock	0.75		1.00		1.00
EQ/JPMorgan Value Opportunities	0.75		1.00		1.00
EQ/MFS International Growth	0.95		1.20		1.20
EQ/Oppenheimer Global	0.95		1.20		1.20
EQ/PIMCO Global Real Return	0.75		N/A		1.00
EQ/PIMCO Ultra Short Bond	0.60		0.85		0.85
EQ/Quality Bond PLUS	0.60		0.85		0.85
EQ/T. Rowe Price Growth Stock	0.80		1.05		1.05
EQ/UBS Growth and Income	0.80		1.05		1.05
Multimanager Aggressive Equity	0.75		1.00		1.00
Multimanager Core Bond	0.65		0.90		0.90
Multimanager Mid Cap Growth	0.85		1.10		1.10
Multimanager Mid Cap Value	0.85		1.10		1.10
Multimanager Technology	1.00		1.25		1.25

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June 30, 2017 (Unaudited)

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses of other investment companies in which the Portfolio invests are included in Fund Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Prior to May 1, 2017, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class IA+	Class IB+
All Asset Growth-Alt 20	0.40%	0.65%	0.65%
AXA/Franklin Templeton Allocation Managed Volatility	0.15	0.40	0.40
1290 VT Energy	0.70	N/A	0.95
1290 VT Low Volatility Global Equity	0.70	N/A	0.95
1290 VT DoubleLine Dynamic Allocation	0.40	N/A	0.65
1290 VT DoubleLine Opportunistic Bond	0.85	N/A	1.10
1290 VT High Yield Bond	0.85	N/A	1.10
1290 VT Micro Cap	1.05	N/A	1.30
1290 VT Small Cap Value	0.95	N/A	1.20
1290 VT SmartBeta Equity	1.00	N/A	1.25
AXA International Core Managed Volatility	0.85	1.10	1.10
AXA International Value Managed Volatility	0.85	1.10	1.10
AXA Large Cap Core Managed Volatility	0.75	1.00	1.00
AXA Large Cap Growth Managed Volatility	0.75	1.00	1.00
AXA Large Cap Value Managed Volatility	0.75	1.00	1.00
AXA Mid Cap Value Managed Volatility	0.80	1.05	1.05
AXA/AB Short Duration Government Bond	0.65	0.90	0.90
AXA/Franklin Balanced Managed Volatility	1.05	1.30	1.30
AXA/Franklin Small Cap Value Managed Volatility	1.05	1.30	1.30
AXA/Loomis Sayles Growth	0.85	1.10	1.10
AXA/Morgan Stanley Small Cap Growth	0.95	N/A	1.20
AXA/Mutual Large Cap Equity Managed Volatility	1.05	1.30	1.30
AXA/Templeton Global Equity Managed Volatility	1.10	1.35	1.35
AXA 500 Managed Volatility	0.70	0.95	0.95
AXA 400 Managed Volatility	0.70	0.95	0.95
AXA 2000 Managed Volatility	0.70	0.95	0.95
AXA International Managed Volatility	0.70	N/A	0.95
ATM International Managed Volatility	0.70	N/A	0.95
ATM Large Cap Managed Volatility	0.70	0.95	0.95
ATM Mid Cap Managed Volatility	0.70	0.95	0.95
ATM Small Cap Managed Volatility	0.70	0.95	0.95
EQ/Emerging Markets Equity PLUS	1.00	N/A	1.25
EQ/Global Bond PLUS	0.75	1.00	1.00
EQ/MFS International Growth	1.00	1.25	1.25
EQ/Oppenheimer Global	1.00	1.25	1.25
EQ/T. Rowe Price Growth Stock	0.85	1.10	1.10
Multimanager Aggressive Equity	0.80	1.05	1.05

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June 30, 2017 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class IA+	Class IB+
Multimanager Core Bond	0.70%	0.95%	0.95%
Multimanager Mid Cap Growth	0.90	1.15	1.15
Multimanager Mid Cap Value	0.90	1.15	1.15

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the six months ended June 30, 2017, the following Portfolios incurred recoupment fees:

Portfolios:	Recoupment Fees
AXA Balanced Strategy	$429,414
AXA/AB Dynamic Growth	27,342
AXA/Goldman Sachs Strategic Allocation	13,586
EQ/BlackRock Basic Value Equity	5,820

$476,162

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2017, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2017	2018	2019	2020	Total Eligible For Recoupment
AXA Ultra Conservative Strategy	$48,404	$97,111	$341,198	$55,218	$541,931
AXA Conservative Strategy	297,776	547,384	594,251	217,795	1,657,206
AXA Conservative Growth Strategy	326,360	536,305	536,941	136,929	1,536,535
AXA Balanced Strategy	78,899	21,720	1,507	—	102,126
AXA/Franklin Templeton Allocation Managed Volatility	—	—	—	65,696	65,696
1290 VT Energy	44,598	92,338	75,612	28,284	240,832
1290 VT Low Volatility Global Equity	42,488	90,461	71,773	26,891	231,613
1290 VT Convertible Securities	68,072	85,913	78,058	39,165	271,208
1290 VT DoubleLine Dynamic Allocation	—	—	—	15,899	15,899
1290 VT Equity Income	—	—	579,117	409,002	988,119
1290 VT High Yield Bond	—	—	—	9,048	9,048
1290 VT Micro Cap	—	—	—	43,034	43,034
1290 VT Natural Resources	—	116,583	137,202	62,276	316,061
1290 VT Real Estate	—	—	90,906	69,355	160,261
1290 VT Small Cap Value	—	—	—	91,475	91,475
1290 VT SmartBeta Equity	—	—	—	12,143	12,143

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June 30, 2017 (Unaudited)

Portfolios:	2017	2018	2019	2020	Total Eligible For Recoupment
AXA Global Equity Managed Volatility	$—	$—	$—	$12,098	$12,098
AXA/AB Dynamic Growth	—	52,110	50,467	—	102,577
AXA/Franklin Small Cap Value Managed Volatility	—	—	—	18,262	18,262
AXA/Goldman Sachs Strategic Allocation	—	44,708	23,859	—	68,567
AXA/Invesco Strategic Allocation	—	83,594	53,304	8,513	145,411
AXA/Legg Mason Strategic Allocation	—	—	155,704	57,474	213,178
AXA/Loomis Sayles Growth	—	—	—	78,067	78,067
AXA/Morgan Stanley Small Cap Growth	—	—	—	36,508	36,508
AXA/Mutual Large Cap Equity Managed Volatility	—	—	—	68,584	68,584
ATM Mid Cap Managed Volatility	—	—	—	9,535	9,535
ATM Small Cap Managed Volatility	—	—	—	11,179	11,179
EQ/BlackRock Basic Value Equity	—	—	9,631	1,574	11,205
EQ/Capital Guardian Research	113,057	240,642	233,827	119,866	707,392
EQ/Emerging Markets Equity PLUS	—	—	—	13,021	13,021
EQ/Global Bond PLUS	—	—	—	27,113	27,113
EQ/Invesco Comstock	48,228	163,121	140,746	64,885	416,980
EQ/MFS International Growth	—	—	—	55,762	55,762
EQ/Oppenheimer Global	—	—	—	64,990	64,990
EQ/PIMCO Global Real Return	62,385	113,993	108,544	47,566	332,488
EQ/PIMCO Ultra Short Bond	17,589	39,804	197,515	83,582	338,490
EQ/T. Rowe Price Growth Stock	—	—	—	129,436	129,436
EQ/UBS Growth and Income	64,393	137,860	132,746	68,745	403,744
Multimanager Core Bond	—	—	—	118,092	118,092
Multimanager Mid Cap Growth	—	—	—	63,685	63,685
Multimanager Mid Cap Value	—	—	—	63,917	63,917
Multimanager Technology	—	—	655,153	484,474	1,139,627

During the six months ended June 30, 2017, FMG LLC voluntarily waived fees for the certain Portfolios. The amounts waived were as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
AXA Ultra Conservative Strategy	$717
AXA Conservative Strategy	3,075
AXA Conservative Growth Strategy	5,348
AXA/Franklin Templeton Allocation Managed Volatility	119,348
1290 VT Energy	20
1290 VT Low Volatility Global Equity	19
1290 VT Convertible Securities	60
1290 VT DoubleLine Dynamic Allocation	116,137
1290 VT DoubleLine Opportunistic Bond	1,184
1290 VT Equity Income	2,259
1290 VT High Yield Bond	18,830
1290 VT Micro Cap	88,699
1290 VT Natural Resources	81
1290 VT Real Estate	107
1290 VT Small Cap Value	7,013
1290 VT SmartBeta Equity	19,563
AXA Global Equity Managed Volatility	72,166

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June 30, 2017 (Unaudited)

Portfolios:	Voluntary Waivers
AXA/Franklin Small Cap Value Managed Volatility	$36,204
AXA/Invesco Strategic Allocation	580
AXA/Legg Mason Strategic Allocation	234
AXA/Loomis Sayles Growth	144,072
AXA/Morgan Stanley Small Cap Growth	65,917
AXA/Mutual Large Cap Equity Managed Volatility	131,673
AXA 400 Managed Volatility	2,558
ATM Mid Cap Managed Volatility	25,337
ATM Small Cap Managed Volatility	17,891
EQ/BlackRock Basic Value Equity	6,446
EQ/Capital Guardian Research	1,259
EQ/Emerging Markets Equity PLUS	35,868
EQ/Global Bond PLUS	53,392
EQ/Invesco Comstock	754
EQ/MFS International Growth	127,335
EQ/Oppenheimer Global	117,984
EQ/PIMCO Global Real Return	249
EQ/PIMCO Ultra Short Bond	4,825
EQ/T. Rowe Price Growth Stock	255,765
EQ/UBS Growth and Income	338
Multimanager Core Bond	228,364
Multimanager Mid Cap Growth	131,301
Multimanager Mid Cap Value	128,270
Multimanager Technology	3,058

During the six months ended June 30, 2017, the following sub-advisors reimbursed the following Portfolios Investment Management fees from the underlying funds as follows. This reimbursement is not eligible for recoupment:

Sub-Advisor	Portfolios	Amount	Underlying funds
DoubleLine Capital LP	1290 VT DoubleLine Dynamic Allocation	$2,937	DoubleLine Floating Rate Fund, DoubleLine Global Bond Fund
DoubleLine Capital LP	1290 VT DoubleLine Opportunistic Bond	8,084	DoubleLine Floating Rate Fund
Goldman Sachs Asset Management L.P.	AXA/Goldman Sachs Strategic Allocation	22,622	Goldman Sachs Financial Square Funds

Note 7	Percentage of Ownership by Affiliates

At June 30, 2017, AXA Equitable and/or FMG LLC held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Ultra Conservative Strategy	3.70%
1290 VT Energy	25.45
1290 VT Low Volatility Global Equity	20.08
1290 VT Convertible Securities	54.82
1290 VT DoubleLine Dynamic Allocation	21.06
1290 VT SmartBeta Equity	80.55
AXA/Legg Mason Strategic Allocation	12.01

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June 30, 2017 (Unaudited)

Shares of the Portfolios may be held as underlying investments by the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategic Allocation Series Portfolios of the Trust, and the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios of the AXA Premier VIP Trust. The following tables represent the percentage of ownership that each of the All Asset Growth-Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA Strategic Allocation Series Portfolios, AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios has in each respective Portfolio’s net assets as of June 30, 2017.

Portfolios:	All Asset Growth-Alt 20	AXA/Franklin Templeton Allocation Managed Volatility
1290 VT Low Volatility Global Equity	49.91%	—%
1290 VT DoubleLine Opportunistic Bond	2.17	—
1290 VT Equity Income	1.05	—
1290 VT GAMCO Mergers & Acquisitions	6.81	—
1290 VT GAMCO Small Company Value	0.64	—
1290 VT High Yield Bond	5.12	—
1290 VT Natural Resources	71.15	—
1290 VT Real Estate	49.54	—
AXA/AB Small Cap Growth	1.11	—
AXA/Franklin Balanced Managed Volatility	—	32.07
AXA/Janus Enterprise	0.18	—
AXA/Loomis Sayles Growth	2.62	—
AXA/Mutual Large Cap Equity Managed Volatility	—	66.79
AXA/Templeton Global Equity Managed Volatility	—	52.91
EQ/BlackRock Basic Value Equity	0.86	—
EQ/Emerging Markets Equity PLUS	17.93	—
EQ/Global Bond PLUS	7.32	—
EQ/Intermediate Government Bond	0.07	—
EQ/International Equity Index	0.63	—
EQ/Invesco Comstock	6.87	—
EQ/JPMorgan Value Opportunities	2.20	—
EQ/MFS International Growth	1.69	—
EQ/PIMCO Global Real Return	16.88	—
EQ/PIMCO Ultra Short Bond	0.45	—
EQ/T. Rowe Price Growth Stock	1.44	—
Multimanager Core Bond	0.93	—

Portfolios:	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA/AB Short Duration Government Bond	—%	6.19%	7.22%	13.45%	21.07%	10.72%	4.69%
AXA 500 Managed Volatility	0.10	1.30	4.79	13.40	32.93	25.71	19.21
AXA 400 Managed Volatility	0.12	0.82	1.83	5.25	13.05	11.02	7.95
AXA 2000 Managed Volatility	0.11	1.13	4.06	11.28	27.64	21.12	15.64
AXA International Managed Volatility	0.11	1.33	4.78	13.30	32.25	24.35	18.16
EQ/Core Bond Index	—	3.40	4.71	8.74	14.34	7.00	2.93
EQ/Intermediate Government Bond	1.53	3.84	5.33	9.88	15.93	7.82	3.29

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Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.98%	7.05%	35.28%	23.63%	4.14%
1290 VT Equity Income	1.56	2.73	17.07	30.49	12.95
1290 VT GAMCO Small Company Value	0.22	0.32	3.49	5.58	2.62
1290 VT High Yield Bond	8.59	6.86	32.50	12.63	0.82
1290 VT Micro Cap	0.71	2.61	17.73	40.74	18.45
1290 VT Small Cap Value	—	3.12	20.04	30.26	10.58
AXA Global Equity Managed Volatility	0.29	1.47	9.22	15.24	5.47
AXA International Core Managed Volatility	0.33	0.76	7.16	11.50	5.21
AXA International Value Managed Volatility	0.29	0.79	5.36	10.69	6.38
AXA Large Cap Core Managed Volatility	0.83	1.67	9.45	16.32	7.04
AXA Large Cap Growth Managed Volatility	0.30	0.61	3.61	6.04	2.62
AXA Large Cap Value Managed Volatility	0.19	0.46	3.10	6.59	3.80
AXA/AB Small Cap Growth	0.17	0.68	9.38	15.67	5.49
AXA/Franklin Small Cap Value Managed Volatility	—	1.30	10.25	23.33	10.86
AXA/Loomis Sayles Growth	1.29	1.74	14.47	22.08	10.45
AXA/Morgan Stanley Small Cap Growth	0.78	1.06	16.14	39.50	18.77
ATM International Managed Volatility	1.18	3.39	29.59	46.35	19.49
ATM Large Cap Managed Volatility	2.23	4.03	26.82	44.12	22.80
ATM Mid Cap Managed Volatility	2.09	4.83	29.33	41.95	21.79
ATM Small Cap Managed Volatility	0.33	2.99	23.96	51.70	21.01
EQ/BlackRock Basic Value Equity	1.20	1.63	9.07	14.58	6.50
EQ/Core Bond Index	3.59	2.95	14.22	10.16	1.02
EQ/Global Bond PLUS	9.17	7.44	36.67	3.68	—
EQ/Intermediate Government Bond	5.23	4.28	20.23	14.55	1.52
EQ/International Equity Index	0.11	0.27	1.47	4.82	3.90
EQ/JPMorgan Value Opportunities	2.16	3.25	19.90	25.56	9.30
EQ/Large Cap Growth Index	0.12	0.17	0.94	2.08	2.51
EQ/MFS International Growth	1.16	2.87	25.46	30.72	13.82
EQ/PIMCO Ultra Short Bond	10.54	8.66	39.05	25.68	2.37
EQ/Quality Bond PLUS	1.56	1.51	8.41	6.51	0.70
EQ/T. Rowe Price Growth Stock	0.38	0.68	5.41	5.56	1.57
Multimanager Core Bond	5.77	4.86	24.83	17.76	1.83
Multimanager Mid Cap Growth	1.81	2.67	7.13	10.18	4.65
Multimanager Mid Cap Value	1.01	3.16	16.54	12.57	3.78

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	0.89%	2.21%	3.03%	3.58%	2.77%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.45	2.55	2.46	1.63	0.93	—	—	—
1290 VT Convertible Securities	13.96	10.90	7.20	2.86	1.04	—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—	—	—	—	6.83	—	—

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Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT GAMCO Mergers & Acquisitions	0.16%	0.18%		0.20%		0.08%		0.02%		—%	—%	—%
1290 VT GAMCO Small Company Value	0.01	0.02		0.02		0.01		0.01		—	—	1.71
1290 VT High Yield Bond	0.74	0.58		0.33		0.11		0.02		10.59	—	—
1290 VT Micro Cap	0.09	0.16		0.16		0.12		0.07		—	19.07	—
1290 VT Natural Resources	0.24	0.58		0.73		0.83		0.65		—	—	—
1290 VT Real Estate	0.40	0.89		1.05		1.08		0.80		—	—	—
1290 VT Small Cap Value	—	—		—		—		—		—	—	35.48
1290 VT SmartBeta Equity	0.97	1.32		1.58		1.05		0.61		—	—	—
AXA/AB Small Cap Growth	0.02	0.02		0.03		0.02		0.01		—	—	—
AXA/ClearBridge Large Cap Growth	0.09	0.16		0.15		0.10		0.06		—	—	—
AXA/Janus Enterprise	0.05	0.09		0.09		0.06		0.03		—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	23.71	—
EQ/BlackRock Basic Value Equity	0.02	0.03		0.03		0.02		0.01		—	—	—
EQ/Capital Guardian Research	0.15	0.25		0.27		0.17		0.10		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.17	—	—
EQ/Emerging Markets Equity PLUS	0.60	0.92		1.07		0.69		0.38		—	—	—
EQ/Global Bond PLUS	0.70	0.50		0.31		0.10		0.02		—	—	—
EQ/Intermediate Government Bond	0.03	0.02		0.01		—	#	—	#	—	—	—
EQ/International Equity Index	0.04	0.07		0.07		0.05		0.03		—	—	—
EQ/Invesco Comstock	0.13	0.25		0.24		0.15		0.09		—	—	—
EQ/MFS International Growth	0.03	0.05		0.05		0.03		0.02		—	—	—
EQ/PIMCO Global Real Return	2.31	1.76		1.04		0.32		0.06		13.30	—	—

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Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth		CharterSM Multi- Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
EQ/PIMCO Ultra Short Bond	0.15%	0.11%	0.07%	0.02%	—	# %	—%	—%	—%
EQ/Quality Bond PLUS	—	—	—	—	—		2.83	—	—
EQ/T. Rowe Price Growth Stock	0.02	0.04	0.04	0.03	0.02		—	—	—
Multimanager Core Bond	0.28	0.20	0.13	0.04	0.01		—	—	—
Multimanager Mid Cap Value	0.21	0.41	0.41	0.26	0.15		—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	2.31%	4.05%	1.90%	0.90%	—%
EQ/BlackRock Basic Value Equity	0.10	0.25	0.17	0.16	0.04
EQ/Core Bond Index	0.15	0.21	0.10	0.04	—
EQ/Emerging Markets Equity PLUS	4.98	16.82	13.55	11.46	1.73
EQ/Equity 500 Index	0.25	0.97	0.91	0.78	0.11
EQ/Global Bond PLUS	1.53	2.39	1.11	0.36	—
EQ/International Equity Index	0.38	1.14	0.93	0.80	0.11
EQ/MFS International Growth	0.10	0.53	0.53	0.46	0.10
EQ/PIMCO Ultra Short Bond	0.27	0.39	0.18	0.07	—
EQ/Quality Bond PLUS	0.34	0.55	0.25	0.08	—
EQ/Small Company Index	0.10	0.76	0.74	0.61	0.11
Multimanager Aggressive Equity	0.07	0.24	0.11	0.08	0.03
Multimanager Mid Cap Growth	0.54	0.79	0.56	0.42	0.02
Multimanager Mid Cap Value	0.63	1.44	0.64	0.54	0.04

The Portfolio is permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Substitution, Reorganization and In-Kind Transaction

The following transactions occurred during 2017:

After the close of business on May 19, 2017, All Asset Growth-Alt 20 Portfolio acquired the net assets of the All Asset Aggressive-Alt 25 Portfolio, a Series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the All Asset Growth-Alt 20 Portfolio issuing 1,656,843 Class IB shares and 90,007 Class K shares (valued at $33,278,179 and $1,801,349 for Class IB and Class K, respectively) in exchange for 2,644,924 Class IB shares and 143,088 Class K shares of the All Asset Aggressive-Alt 25 Portfolio. The securities held by All Asset Aggressive-Alt 25 Portfolio, with a fair value of $35,074,318 and identified cost of $33,150,563 at May 19, 2017, were

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the principal assets acquired by All Asset Growth-Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth-Alt 20 Portfolio were recorded at fair value; however, the cost basis of the investments from All Asset Aggressive-Alt 25 Portfolio was carried forward to align ongoing reporting of All Asset Growth-Alt 20 Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. All Asset Aggressive-Alt 25 Portfolio’s net assets at the merger date of $35,079,528, including $1,923,755 of unrealized appreciation, $(43,337) of undistributed net investment loss and $142,856 of undistributed net realized gain on investments, were combined with those of All Asset Growth-Alt 20 Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of All Asset Growth-Alt 20 Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment loss of $(460,148) and net realized and unrealized gain of $22,034,780, resulting in an increase in net assets from operations of $21,574,632. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the All Asset Aggressive-Alt 25 Portfolio that have been included in All Asset Growth-Alt 20 Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the All Asset Growth-Alt 20 Portfolio totaled $283,099,600. Immediately after the combination, the net assets of the All Asset Growth-Alt 20 Portfolio totaled $318,179,128.

After the close of business on May 19, 2017, All Asset Growth-Alt 20 Portfolio acquired the net assets of the All Asset Aggressive-Alt 50 Portfolio, a Series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the All Asset Growth-Alt 20 Portfolio issuing 172,616 Class IB shares (valued at $3,467,048) in exchange for 357,452 Class IB shares of the All Asset Aggressive-Alt 50 Portfolio. Securities held by All Asset Aggressive-Alt 50 Portfolio, with a value of $3,501,374 at May 19, 2017, were the principal assets acquired by All Asset Growth-Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth-Alt 20 Portfolio were recorded at fair value. All Asset Aggressive-Alt 50 Portfolio’s net assets at the merger date of $3,467,048 were combined with those of All Asset Growth-Alt 20 Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of All Asset Growth-Alt 20 Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment loss of $(409,897) and net realized and unrealized gain of $22,093,478, resulting in an increase in net assets from operations of $21,683,581. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the All Asset Aggressive-Alt 50 Portfolio that have been included in All Asset Growth-Alt 20 Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the All Asset Growth-Alt 20 Portfolio totaled $283,099,600. Immediately after the combination, the net assets of the All Asset Growth-Alt 20 Portfolio totaled $286,566,648.

After the close of business on May 19, 2017, All Asset Growth-Alt 20 Portfolio acquired the net assets of the All Asset Aggressive-Alt 75 Portfolio, a Series of the Trust pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the All Asset Growth — Alt 20 Portfolio issuing 161,082 Class IB (valued at $3,235,384) in exchange for 352,394 Class IB shares of the All Asset Aggressive — Alt 75 Portfolio. Securities held by All Asset Aggressive — Alt 50 Portfolio, with a value of $3,270,032 at May 19, 2017, were the principal assets acquired by All Asset Growth — Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset

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Growth — Alt 20 Portfolio were recorded at fair value. All Asset Aggressive — Alt 75 Portfolio’s net assets at the merger date of $3,235,384 were combined with those of All Asset Growth — Alt 20 Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of All Asset Growth — Alt 20 Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment loss of $(409,517) and net realized and unrealized gain of $22,224,824, resulting in an increase in net assets from operations of $21,815,307. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the All Asset Aggressive — Alt 75 Portfolio that have been included in All Asset Growth — Alt 20 Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the All Asset Growth — Alt 20 Portfolio totaled $283,099,600. Immediately after the combination, the net assets of the All Asset Growth — Alt 20 Portfolio totaled $286,334,984.

After the close of business on May 19, 2017, All Asset Growth — Alt 20 Portfolio acquired the net assets of the CharterSM Alternative 100 Moderate Portfolio, a Series of the AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the All Asset Growth — Alt 20 Portfolio issuing 420,173 Class IB shares (valued at $8,439,300) in exchange for 916,272 Class B shares of the CharterSM Alternative 100 Moderate Portfolio. The securities held by CharterSM Alternative 100 Moderate Portfolio, with a fair value of $7,837,610 and identified cost of $7,837,602 at May 19, 2017, were the principal assets acquired by All Asset Growth — Alt 20 Portfolio. For U.S. GAAP purposes, assets received and shares issued by All Asset Growth — Alt 20 Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM Alternative 100 Moderate Portfolio was carried forward to align ongoing reporting of All Asset Growth — Alt 20 Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM Alternative 100 Moderate Portfolio’s net assets at the merger date of $8,439,300, including $8 of unrealized appreciation, $(11,968) of undistributed net investment loss and $(1,185,671) of undistributed net realized loss on investments, were combined with those of All Asset Growth — Alt 20 Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of All Asset Growth — Alt 20 Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment loss of $(427,087) and net realized and unrealized gain of $21,968,861, resulting in an increase in net assets from operations of $21,541,774. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Alternative 100 Moderate Portfolio that have been included in All Asset Growth — Alt 20 Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the All Asset Growth — Alt 20 Portfolio totaled $283,099,600. Immediately after the combination, the net assets of the All Asset Growth — Alt 20 Portfolio totaled $291,538,900.

Immediately following the above mergers, there was a transfer of $14,601,726 from Class IB to Class IA (representing 718,232 and 720,067 shares, respectively).

After the close of business on May 19, 2017, EQ/PIMCO Global Real Return acquired the net assets of the CharterSM Real Assets Portfolio, a Series of the AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/PIMCO Global Real Return Portfolio issuing 511,385 Class IB shares (valued at $5,040,464) in exchange for 549,024 Class B shares of the CharterSM Real Assets Portfolio. Securities held by

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CharterSM Real Assets Portfolio, with a value of $4,878,686 at May 19, 2017, were the principal assets acquired by EQ/PIMCO Global Real Return Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/PIMCO Global Real Return Portfolio were recorded at fair value. CharterSM Real Assets Portfolio’s net assets at the merger date of $5,040,464 were combined with those of EQ/PIMCO Global Real Return Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of EQ/PIMCO Global Real Return Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment income of $562,362 and net realized and unrealized loss of $(546,452), resulting in an increase in net assets from operations of $15,910. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Real Assets Portfolio that have been included in EQ/PIMCO Global Real Return Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the EQ/PIMCO Global Real Return Portfolio totaled $73,839,340. Immediately after the combination, the net assets of the EQ/PIMCO Global Real Return Portfolio totaled $78,879,804.

After the close of business on May 19, 2017, 1290 VT DoubleLine Opportunistic Bond Portfolio acquired the net assets of the CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio, a Series of the AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT DoubleLine Opportunistic Bond Portfolio issuing 930,000 Class IB shares (valued at $9,338,628) in exchange for 445,986 and 519,147 Class B shares of the CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio, respectively. Securities held by CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio, with values of $4,035,928 and $4,616,676, respectively, at May 19, 2017, were the principal assets acquired by 1290 VT DoubleLine Opportunistic Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT DoubleLine Opportunistic Bond Portfolio were recorded at fair value. CharterSM Interest Rate Strategies Portfolio and CharterSM Income Strategies Portfolio’s net assets at the merger date of $4,344,751 and $4,993,877, respectively, were combined with those of 1290 VT DoubleLine Opportunistic Bond Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of 1290 VT DoubleLine Opportunistic Bond Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment income of $1,894,702 and net realized and unrealized gain of $2,474,250, resulting in an increase in net assets from operations of $4,368,952. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Interest Rate Strategies Portfolio and the CharterSM Income Strategies Portfolio that have been included in 1290 VT DoubleLine Opportunistic Bond Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the 1290 VT DoubleLine Opportunistic Bond Portfolio totaled $181,874,842. Immediately after the combination, the net assets of the 1290 VT DoubleLine Opportunistic Bond Portfolio totaled $191,213,470.

After the close of business on May 19, 2017, 1290 VT Small Cap Value Portfolio acquired the net assets of the AXA/Pacific Global Small Cap Value Portfolio, a Series of the Trust pursuant to a Plan of Reorganization and Termination as approved by contractholders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the 1290 VT Small Cap Value Portfolio issuing 83,331 Class IB shares and 14,885,834 Class K shares (valued at $822,449 and $146,907,492, respectively) in exchange for 96,502 Class IB shares and 17,254,239 Class K shares of the AXA/Pacific Global Small Cap Value Portfolio. The securities held by

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AXA/Pacific Global Small Cap Value Portfolio, with a fair value of $147,287,474 and identified cost of $133,632,004 at May 19, 2017, were the principal assets acquired by 1290 VT Small Cap Value Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Small Cap Value Portfolio were recorded at fair value; however, the cost basis of the investments from AXA/Pacific Global Small Cap Value Portfolio was carried forward to align ongoing reporting of 1290 VT Small Cap Value Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. AXA/Pacific Global Small Cap Value Portfolio’s net assets at the merger date of $147,729,941, including $13,655,470 of unrealized appreciation, $79,361 of undistributed net investment gain and $(356,641) of undistributed net realized loss on investments, were combined with those of 1290 VT Small Cap Value Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of 1290 VT Small Cap Value Portfolio, pro forma results of operations for the six months ended June 30, 2017 would include net investment income of $1,226,015 and net realized and unrealized loss of $(1,924,344), resulting in a decrease in net assets from operations of $(698,329). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the AXA/Pacific Global Small Cap Value Portfolio that have been included in 1290 VT Small Cap Value Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $166,120,628. Immediately after the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $313,850,569.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2017, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held July 18 - 20, 2017, the Board approved new voluntary expense caps for certain Portfolios to be effective September 1, 2017.

The new voluntary caps are as follows:

Portfolios:	Class K		Class IA+	Class IB+
AXA/Goldman Sachs Strategic Allocation	0.95	%*	N/A	1.20	%*
AXA/Invesco Strategic Allocation	0.95	*	N/A	1.20	*
AXA/Legg Mason Strategic Allocation	0.95	*	N/A	1.20	*
EQ/T. Rowe Price Growth Stock	0.75		1.00%	1.00

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses other investment companies in which the Portfolio invests are included in Fund Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

At the same meeting, the Board approved new Management fees for certain Portfolios to be effective September 1, 2017:

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 VT Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%
1290 VT High Yield Bond	0.600%	0.580%	0.560%	0.540%	0.530%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%	0.490%	0.480%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%	0.340%	0.330%
Multimanager Core Bond	0.550%	0.530%	0.510%	0.490%	0.480%

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	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 VT Micro Cap	0.850%	0.800%	0.775%	0.750%	0.725%
1290 VT Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
AXA International Core Managed Volatility	0.600%	0.575%	0.525%	0.500%	0.475%
AXA International Value Managed Volatility	0.600%	0.575%	0.525%	0.500%	0.475%
AXA Large Cap Core Managed Volatility	0.500%	0.475%	0.425%	0.400%	0.375%
AXA Large Cap Growth Managed Volatility	0.500%	0.475%	0.425%	0.400%	0.375%
AXA Large Cap Value Managed Volatility	0.500%	0.475%	0.425%	0.400%	0.375%
AXA Mid Cap Value Managed Volatility	0.550%	0.525%	0.475%	0.450%	0.425%
AXA/AB Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/Morgan Stanley Small Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
Multimanager Aggressive Equity	0.580%	0.550%	0.525%	0.500%	0.475%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Energy	0.500%	0.450%	0.425%
1290 VT Low Volatility Global Equity	0.500%	0.450%	0.425%
1290 VT Natural Resources	0.500%	0.450%	0.425%
1290 VT Real Estate	0.500%	0.450%	0.425%
1290 VT Socially Responsible	0.500%	0.450%	0.425%
EQ/Common Stock Index	0.350%	0.300%	0.275%
EQ/Core Bond Index	0.350%	0.300%	0.275%
EQ/Equity 500 Index	0.250%	0.200%	0.175%
EQ/Intermediate Government Bond	0.350%	0.300%	0.275%
EQ/International Equity Index	0.400%	0.350%	0.325%
EQ/Large Cap Growth Index	0.350%	0.300%	0.275%
EQ/Large Cap Value Index	0.350%	0.300%	0.275%
EQ/Mid Cap Index	0.350%	0.300%	0.275%
EQ/Small Company Index	0.250%	0.200%	0.175%

	(as a percentage of average daily net assets)
	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA/AB Short Duration Government Bond	0.450%	0.430%	0.410%	0.390%	0.380%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA 500 Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA 400 Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA 2000 Managed Volatility	0.450%	0.425%	0.400%	0.350%
AXA International Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM Large Cap Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM Mid Cap Managed Volatility	0.450%	0.425%	0.400%	0.350%
ATM Small Cap Managed Volatility	0.450%	0.425%	0.400%	0.350%

1401

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

At the same meeting, the Board approved new Administration fees for certain Portfolios to be effective September 1, 2017.

The new Administration fees are as follows:

Each of the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios and the Multiadviser Portfolios pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, the Tactical Portfolios and the Multiadviser Portfolios

0.15% on the first $25 billion

0.11% on the next $10 billion

0.10% on the next $5 billion

0.095% on the next $5 billion

0.090% on assets thereafter

Each of the All Asset Growth – Alt 20 Portfolio, AXA Strategic Allocation Series Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Growth – Alt 20 Portfolio, the AXA Strategic Allocation Series Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Allocation Portfolios, Charter Allocation Portfolios, and Target Allocation Portfolios of the AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC

0.15% of the first $35 billion

0.11% of the next $10 billion

0.090% on assets thereafter

For all other Portfolios:

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Portfolios*

0.10% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0900% on assets thereafter

*	With the exception of the All Asset Growth – Alt 20 Portfolio, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategic Allocation Series Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Note 10	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value

1402

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2017 (Unaudited)

Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and 1290 VT GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator to the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiff filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

1403

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2017 (Unaudited)

In July 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

In August 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). The Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s Suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multidistrict litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT Mergers & Acquisitions Portfolio) and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT Mergers & Acquisitions Portfolio), the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the EQ/Small Company Index II Portfolio (now called EQ/Small Company Index Portfolio), the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index Portfolio), and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT Mergers & Acquisitions Portfolio), the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as class action. The Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) is named as a defendant in the Noteholder Suit and is also named as a putative member of the proposed defendant class of shareholders in the Committee’s suit. The amounts paid to the above seven Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT Mergers & Acquisitions Portfolio) — $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio — $2,992,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio — $64,600; (v) the EQ/Small Company Index II Portfolio (now called EQ/Small Company Index Portfolio) — $61,200; (vi) the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index Portfolio) — $18,360; and (vii) the Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) has affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the Trust and several of its Portfolios, who sold their shares as part of the public tender offers.

The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The Trusts or its Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

1404

EQAT — PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of the EQ Advisors Trust approved the election of Steven M. Joenk, Mark A. Barnard, Thomas W. Brock, Donald E. Foley, Christopher P.A. Komisarjevsky, H. Thomas McMeekin, Gloria D. Reeg, Gary S. Schpero, Kenneth L. Walker and Caroline L. Williams to serve as the Board of Trustees of EQ Advisors Trust. The results of the shareholder vote are as follows:

Shareholders of All Funds Vote Collectively	For	Against	Abstain
Mark A. Barnard	9,705,616,239.135	463,797,570.738	N/A
Thomas W. Brock	9,710,409,811.414	459,003,998.459	N/A
Donald E. Foley	9,711,253,796.340	458,160,013.532	N/A
Steven M. Joenk	9,717,130,413.567	452,283,396.306	N/A
Christopher P.A. Komisarjevsky	9,692,637,672.480	476,776,137.393	N/A
H. Thomas McMeekin	9,710,854,089.421	458,559,720.452	N/A
Gloria D. Reeg	9,713,420,794.313	455,993,015.560	N/A
Gary S. Schpero	9,702,075,988.781	467,337,821.091	N/A
Kenneth L. Walker	9,717,983,787.078	451,430,022.795	N/A
Caroline L. Williams	9,711,631,868.715	457,781,941.157	N/A
At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to diversification. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	9,042,873.189	939,451.526	1,192,979.295
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,624,851.974	311,877.5	295,241,522
AXA Aggressive Strategy	179,724,107.529	11,536,023.536	13,752,325.043
AXA All Asset Growth – Alt 20	12,360,877.853	1,071,445.756	1,022,461.271
AXA Balanced Strategy	203,599,468.085	13,550,249.889	18,876,835.727
AXA Conservative Growth Strategy	98,462,456.350	4,823,155.163	9,005,465.937
AXA Conservative Strategy	66,475,363.423	2,897,661.170	7,012,549.616
AXA Franklin Balanced Managed Volatility	105,559,296.227	7,409,055.386	6,352,507.252
AXA Franklin Small Cap Value Managed Volatility	15,785,490.130	1,291,664.491	755,039.031
AXA Franklin Templeton Allocation Managed Volatility	100,396,768.943	6,520,396.181	8,435,701.773
AXA Global Equity Managed Volatility	121,057,428.882	11,586,965.137	7,242,007.896
AXA Growth Strategy	233,597,850.143	14,736,488.224	21,067,899.641
AXA International Core Managed Volatility	147,486,654.943	11,240,476.722	10,547,053.597
AXA International Value Managed Volatility	70,843,902.810	5,461,633.966	4,503,899.539
AXA Large Cap Core Managed Volatility	229,229,272.383	15,053,362.179	14,415,609.593
AXA Large Cap Growth Managed Volatility	144,232,801.997	11,367,620.510	9,484,664.395
AXA Large Cap Value Managed Volatility	261,365,363.054	20,229,698.973	17,652,596.654
AXA Mid Cap Value Managed Volatility	109,238,172.272	9,144,470.792	7,824,434.650

1405

Portfolio	For	Against	Abstain
AXA Moderate Growth Strategy	384,996,295.568	25,271,063.037	31,337,295.033
AXA Mutual Large Cap Equity Managed Volatility	39,150,620.069	1,884,617.821	3,800,295.874
1290 VT Real Estate (formerly AXA Real Estate)	2,428,703.095	27,542.541	464,331.781
AXA SmartBeta Equity	1,273,675.041	21,271.862	468.806
AXA Templeton Global Equity Managed Volatility	56,845,165.907	4,071,293.300	4,922,077.182
AXA Ultra Conservative Strategy	21,190,349.330	1,793,379.648	2,032,851.007
AXA/AB Dynamic Growth	30,688,395.829	1,035,396.245	2,433,152.572
AXA/AB Dynamic Moderate Growth	186,811,627.604	13,054,574.872	13,047,794.157
AXA/AB Small Cap Growth	87,433,483.834	7,048,704.323	7,228,055.439
AXA/ClearBridge Large Cap Growth	28,518,379.138	2,475,073.285	1,526,136.302
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,086,568.849	498,352.315	2,675,757.788
AXA/Goldman Sachs Strategic Allocation	23,656,471.835	2,025,884.610	2,897,836.139
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	14,655,142.377	772,300.574	734,263.050
AXA/Janus Enterprise	43,612,461.305	3,646,391.612	2,903,961.977
AXA/Legg Mason Strategic Allocation	5,490,154.952	191,428.164	174,504.584
AXA/Loomis Sayles Growth	69,478,278.508	8,717,423.253	3,808,265.723
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	70,535,572.745	6,174,513.016	4,954,171.335
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	101,811,945.499	7,722,669.375	5,083,526.998
EQ/Capital Guardian Research	13,923,980.873	744,383.523	800,354.542
EQ/Common Stock Index	164,948,207.845	13,197,957.225	11,977,359.043
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,522,205.303	0	113,175.516
EQ/Core Bond Index	735,110,395.131	55,618,516.210	50,280,686.667
EQ/Emerging Markets Equity PLUS	5,023,789.187	14,756.036	134,127.404
1290 VT Energy (formerly EQ/Energy ETF)	513,243.217	620.344	286,907.660
EQ/Equity 500 Index	111,765,192.191	9,765,912.155	7,087,149.691
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	16,848,882.373	1,255,567.393	1,139,647.607
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	44,408,542.828	4,716,704.716	3,139,485.398
EQ/Global Bond PLUS	31,814,440.196	1,611,737.146	1,622,388.676
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	18,822,168.032	142,913.611	438,844.644
EQ/Intermediate Government Bond	695,171,364.992	57,073,656.418	41,975,282.290
EQ/International Equity Index	168,938,565.959	14,728,015.931	9,279,553.878

1406

Portfolio	For	Against	Abstain
EQ/Invesco Comstock	12,118,330.101	857,469.039	659,759.752
EQ/JP Morgan Value Opportunities	25,488,789.825	2,401,943.866	3,071,993.997
EQ/Large Cap Growth Index	84,985,142.994	8,862,444.564	7,084,170.365
EQ/Large Cap Value Index	62,508,022.891	6,842,377.080	4,085,676.708
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/MFS International Growth	158,474,793.872	13,039,894.328	11,985,031.628
EQ/Mid Cap Index	109,938,920.211	8,991,699.184	6,476,472.873
EQ/Money Market	1,205,108,972.040	97,596,593.585	108,571,119.934
EQ/Oppenheimer Global	11,507,552.456	712,752.267	675,713.254
EQ/PIMCO Global Real Return	N/A	N/A	N/A
EQ/PIMCO Ultra Short Bond	122,884,485.670	12,483,226.091	3,738,599.869
EQ/Quality Bond PLUS	165,064,689.609	14,421,063.588	11,261,494.500
EQ/Small Company Index	83,773,781.005	7,067,279.340	5,325,930.685
EQ/T. Rowe Price Growth Stock	22,660,831.813	1,645,005.852	1,610,074.212
EQ/UBS Growth and Income	9,342,451.538	785,730.197	407,188.175
Multimanager Aggressive Equity	18,217,147.601	1,623,573.483	1,230,875.072
Multimanager Core Bond	62,607,275.748	4,623,868.202	4,463,512.432
Multimanager Mid Cap Growth	17,046,320.116	1,590,038.798	917,075.681
Multimanager Mid Cap Value	11,964,834.170	1,184,277.516	535,189.378

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to borrowing money. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	8,861,877.612	1,110,338.629	1,203,087.769
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,665,523.736	271,205.811	295,241.522
AXA Aggressive Strategy	171,955,255.138	18,926,248.508	14,130,952.462
AXA Balanced Strategy	195,805,892.111	19,909,502.403	20,311,159.187
AXA Conservative Growth Strategy	95,469,311.976	7,643,806.404	9,177,959.071
AXA Conservative Strategy	65,379,220.234	3,802,420.480	7,203,933.494
AXA Franklin Balanced Managed Volatility	102,798,595.725	9,637,531.038	6,884,732.477
AXA Franklin Small Cap Value Managed Volatility	15,058,843.306	1,992,382.313	780,968.114
AXA Franklin Templeton Allocation Managed Volatility	97,955,244.453	8,888,058.373	8,509,564.072
AXA Global Equity Managed Volatility	118,071,925.647	14,142,152.239	7,672,324.029
AXA Growth Strategy	226,377,961.284	21,292,630.263	21,731,646.461
AXA International Core Managed Volatility	143,836,538.505	14,132,851.832	11,304,794.925
AXA International Value Managed Volatility	68,825,915.388	7,037,939.128	4,945,581.990
AXA Large Cap Core Managed Volatility	225,282,389.095	18,229,394.815	15,186,460.246
AXA Large Cap Growth Managed Volatility	140,194,992.336	14,604,540.269	10,285,554.297

1407

Portfolio	For	Against	Abstain
AXA Large Cap Value Managed Volatility	253,451,434.198	26,598,583.881	19,197,640.602
AXA Mid Cap Value Managed Volatility	105,986,865.907	11,701,826.161	8,518,385.646
AXA Moderate Growth Strategy	371,160,955.508	37,477,224.542	32,966,473.588
AXA Mutual Large Cap Equity Managed Volatility	38,635,523.792	2,546,116.743	3,653,893.529
1290 VT Natural Resources (formerly AXA Natural Resources)	1,653,727.027	571,928.436	670,489.854
1290 VT Real Estate (formerly AXA Real Estate)	2,302,437.914	79,676.478	538,463.042
AXA SmartBeta Equity	1,257,650.097	37,296.810	468.802
AXA Templeton Global Equity Managed Volatility	55,235,148.412	5,634,521.448	4,968,866.179
AXA Ultra Conservative Strategy	20,662,707.807	2,668,157.135	1,685,715.051
AXA/AB Small Cap Growth	85,800,366.990	8,664,978.839	7,244,898.100
AXA/ClearBridge Large Cap Growth	27,825,947.119	3,044,878.439	1,648,763.168
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,008,192.077	566,718.369	2,685,768.443
AXA/Goldman Sachs Strategic Allocation	23,110,004.812	2,182,984.658	3,287,203.114
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	14,720,699.202	737,747.562	703,259.236
AXA/Janus Enterprise	41,975,142.134	4,932,738.620	3,254,934.140
AXA/Legg Mason Strategic Allocation	5,342,844.840	308,338.785	204,904.075
AXA/Loomis Sayles Growth	N/A	N/A	N/A
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	68,401,448.095	7,814,407.206	5,448,401.795
EQ/Capital Guardian Research	13,471,087.263	1,222,962.209	774,669.466
EQ/Common Stock Index	158,463,664.028	18,816,261.219	12,843,598.867
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,522,205.303	0	113,175.516
EQ/Core Bond Index	714,235,682.566	73,194,500.716	53,579,414.726
EQ/Emerging Markets Equity PLUS	4,840,012.047	134,025.501	198,635.079
1290 VT Energy (formerly EQ/Energy ETF)	513,243.217	620.344	286,907.660
EQ/Equity 500 Index	107,921,161.650	12,862,610.919	7,834,481.468
EQ/Global Bond PLUS	30,894,506.106	1,944,126.502	2,209,933.409
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	17,995,506.635	969,574.835	438,844.644
EQ/Intermediate Government Bond	677,760,364.001	72,010,621.542	44,449,318.157
EQ/International Equity Index	163,918,330.406	18,488,369.077	10,539,436.581
EQ/Invesco Comstock	11,814,964.842	1,049,896.109	770,697.941
EQ/JP Morgan Value Opportunities	24,158,504.716	3,546,784.846	3,257,438.126
EQ/Large Cap Growth Index	82,088,937.772	11,109,447.502	7,733,372.578

1408

Portfolio	For	Against	Abstain
EQ/Large Cap Value Index	60,023,781.573	8,423,910.247	4,988,384.859
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/Mid Cap Index	107,016,469.765	11,323,039.982	7,067,582.521
EQ/Money Market	1,162,129,925.228	135,118,059.169	114,028,701.161
EQ/Oppenheimer Global	11,132,867.500	991,130.577	772,019.900
EQ/PIMCO Global Real Return	5,686,149.607	865,827.942	674,599.697
EQ/Quality Bond PLUS	160,785,689.127	17,745,129.736	12,216,428.834
EQ/Small Company Index	81,377,039.403	9,124,520.777	5,665,430.850

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to issuing senior securities. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	9,194,648.385	734,787.314	1,245,868.311
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,643,317.137	251,624.179	337,029.753
AXA Aggressive Strategy	174,703,250.341	16,106,255.533	14,202,950.233
AXA Balanced Strategy	203,124,054.431	13,266,476.710	19,636,022.560
AXA Conservative Growth Strategy	96,846,558.699	5,802,454.079	9,642,064.672
AXA Conservative Strategy	66,236,135.269	2,670,307.362	7,479,131.577
AXA Franklin Balanced Managed Volatility	104,301,849.363	8,434,683.684	6,584,325.818
AXA Franklin Small Cap Value Managed Volatility	15,378,590.118	1,575,217.727	878,385.888
AXA Franklin Templeton Allocation Managed Volatility	99,445,267.728	7,279,356.150	8,628,243.020
AXA Global Equity Managed Volatility	120,001,114.479	11,920,828.821	7,964,458.615
AXA Growth Strategy	229,092,520.870	17,774,714.042	22,535,003.096
AXA International Core Managed Volatility	146,303,859.781	11,418,433.635	11,551,891.846
AXA International Value Managed Volatility	70,527,817.856	5,356,914.626	4,924,703.832
AXA Large Cap Core Managed Volatility	228,986,807.546	15,203,910.836	14,507,526.682
AXA Large Cap Growth Managed Volatility	143,029,614.279	11,655,910.881	10,399,561.742
AXA Large Cap Value Managed Volatility	258,143,918.647	21,287,445.558	19,816,294.476
AXA Mid Cap Value Managed Volatility	108,003,817.476	9,596,331.356	8,606,928.882
AXA Moderate Growth Strategy	379,797,630.928	27,503,165.133	34,303,857.577
AXA Mutual Large Cap Equity Managed Volatility	38,559,439.682	2,487,830.155	3,788,264.227
1290 VT Natural Resources (formerly AXA Natural Resources)	1,670,201.805	92,102.925	1,133,840.587
1290 VT Real Estate (formerly AXA Real Estate)	2,363,197.866	93,047.787	464,331.781
AXA SmartBeta Equity	1,257,650.100	35,016.417	2,749.192
AXA Templeton Global Equity Managed Volatility	56,635,210.810	4,237,734.530	4,965,590.699
AXA Ultra Conservative Strategy	21,054,208.948	2,223,813.413	1,738,557.631
AXA/AB Small Cap Growth	86,546,203.406	7,418,585.004	7,745,455.186

1409

Portfolio	For	Against	Abstain
AXA/ClearBridge Large Cap Growth	28,094,162.352	2,543,659.166	1,881,767.208
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,067,965.540	516,955.561	2,675,757.788
AXA/Goldman Sachs Strategic Allocation	23,645,423.210	2,013,226.554	2,921,542.820
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	14,885,788.561	551,602.974	724,314.466
AXA/Janus Enterprise	43,091,846.331	3,833,307.671	3,237,660.892
AXA/Legg Mason Strategic Allocation	5,370,350.231	280,833.394	204,904.075
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	69,326,835.606	6,668,836.418	5,668,585.071
EQ/Capital Guardian Research	13,613,050.909	1,006,697.970	848,970.059
EQ/Common Stock Index	161,431,228.873	15,500,049.426	13,192,245.814
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,522,205.303	0	113,175.516
EQ/Core Bond Index	728,546,753.079	59,326,081.353	53,136,763.576
EQ/Emerging Markets Equity PLUS	4,878,040.343	32,650.379	261,981.906
1290 VT Energy (formerly EQ/Energy ETF)	512,124.426	1,739.139	286,907.660
EQ/Equity 500 Index	109,417,927.962	10,931,299.975	8,269,026.061
EQ/Global Bond PLUS	31,807,460.999	1,380,288.974	1,860,816.044
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	18,565,578.658	377,784.959	460,562.497
EQ/Intermediate Government Bond	694,089,501.936	53,881,597.615	46,249,204.149
EQ/International Equity Index	166,573,039.743	16,180,297.611	10,192,798.709
EQ/Invesco Comstock	11,916,915.595	974,529.202	744,114.095
EQ/JP Morgan Value Opportunities	25,427,638.404	2,292,675.504	3,242,413.779
EQ/Large Cap Growth Index	83,649,526.439	9,323,162.118	7,959,069.293
EQ/Large Cap Value Index	61,823,505.969	7,315,996.167	4,296,574.544
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	405,306.576	7,326.443	85,459.533
EQ/Mid Cap Index	108,854,844.396	9,532,978.057	7,019,269.815
EQ/Money Market	1,182,685,874.900	107,721,453.561	120,869,357.097
EQ/Oppenheimer Global	11,372,946.245	743,605.439	779,466.292
EQ/PIMCO Global Real Return	6,013,980.672	515,259.617	697,336.957
EQ/Quality Bond PLUS	163,275,334.485	14,857,491.599	12,614,421.613
EQ/Small Company Index	83,005,157.847	7,602,909.965	5,558,923.218

1410

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to issuing senior securities and borrowing money. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
ATM International Managed Volatility	171,661,129.238	0.000	0.000
ATM Large Cap Managed Volatility	264,871,622.012	0.000	0.000
ATM Mid Cap Managed Volatility	24,960,911.692	0.000	0.000
ATM Small Cap Managed Volatility	78,547,335.165	0.000	0.000
AXA 2000 Managed Volatility	132,872,289.211	13,395,901.037	8,677,334.071
AXA 400 Managed Volatility	28,202,514.480	2,639,589.058	2,160,010.176
AXA 500 Managed Volatility	323,394,021.008	32,298,103.981	23,865,417.112
AXA All Asset Growth – Alt 20	11,884,183.900	1,469,675.036	1,100,925.944
AXA International Managed Volatility	147,143,698.371	11,261,252.366	11,999,303.879
AXA/AB Dynamic Growth	30,189,847.753	1,308,506.232	2,658,590.662
AXA/AB Dynamic Moderate Growth	181,504,642.825	16,714,813.327	14,694,540.481
AXA/AB Short Duration Government Bond	135,641,474.025	12,923,889.110	10,055,075.449
AXA/Loomis Sayles Growth	67,838,557.190	9,299,135.351	4,866,274.943
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	99,311,172.433	9,710,332.385	5,596,637.054
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	16,573,040.453	1,486,644.249	1,184,412.671
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	43,031,750.461	5,781,074.336	3,451,908.145
EQ/MFS International Growth	154,276,613.760	16,279,490.374	12,943,615.694
EQ/PIMCO Ultra Short Bond	116,496,364.571	16,100,717.181	6,509,229.878
EQ/T. Rowe Price Growth Stock	21,827,984.060	2,244,516.287	1,843,411.530
EQ/UBS Growth and Income	8,508,275.535	1,366,745.683	660,348.692
Multimanager Aggressive Equity	17,513,468.959	2,202,360.537	1,355,766.661
Multimanager Core Bond	60,847,680.957	6,100,498.675	4,746,476.750
Multimanager Mid Cap Growth	16,204,540.794	2,307,698.622	1,041,195.180
Multimanager Mid Cap Value	11,812,790.721	1,351,774.550	519,735.845
Multimanager Technology	33,086,390.315	4,108,341.543	2,454,246.081

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to underwriting. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	9,192,159.296	754,648.319	1,228,496.395
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,756,383.202	180,346.345	295,241.522
ATM International Managed Volatility	171,661,129.238	0.000	0.000
ATM Large Cap Managed Volatility	264,871,622.012	0.000	0.000

1411

Portfolio	For	Against	Abstain
ATM Mid Cap Managed Volatility	24,960,911.692	0.000	0.000
ATM Small Cap Managed Volatility	78,547,335.165	0.000	0.000
AXA 2000 Managed Volatility	135,439,185.077	10,322,289.801	9,184,050.676
AXA 400 Managed Volatility	28,337,620.932	2,446,975.787	2,217,516.995
AXA 500 Managed Volatility	331,818,107.255	24,732,831.299	23,006,599.851
AXA Aggressive Strategy	175,691,102.615	14,640,047.819	14,681,305.674
AXA All Asset Growth – Alt 20	12,338,458.403	1,084,631.667	1,031,694.810
AXA Balanced Strategy	201,207,620.452	13,170,035.648	21,648,897.601
AXA Conservative Growth Strategy	97,022,222.335	5,711,707.146	9,557,147.969
AXA Conservative Strategy	65,558,512.946	3,033,838.220	7,793,223.043
AXA Franklin Balanced Managed Volatility	104,919,714.269	7,977,245.795	6,423,898.800
AXA Franklin Small Cap Value Managed Volatility	15,456,203.152	1,476,707.926	899,282.574
AXA Franklin Templeton Allocation Managed Volatility	99,172,167.549	7,188,742.021	8,991,957.328
AXA Global Equity Managed Volatility	120,039,968.082	11,472,775.704	8,373,658.129
AXA Growth Strategy	228,947,905.857	18,032,997.585	22,421,334.566
AXA International Core Managed Volatility	145,943,660.432	11,616,876.268	11,713,648.562
AXA International Managed Volatility	150,344,774.765	8,452,136.463	11,607,343.386
AXA International Value Managed Volatility	69,624,354.994	5,754,619.462	5,430,462.050
AXA Large Cap Core Managed Volatility	227,458,480.585	15,496,584.649	15,743,178.921
AXA Large Cap Growth Managed Volatility	142,242,158.548	12,151,602.767	10,691,325.587
AXA Large Cap Value Managed Volatility	258,078,574.371	21,918,902.457	19,250,181.853
AXA Mid Cap Value Managed Volatility	107,891,408.135	9,576,504.710	8,739,164.869
AXA Moderate Growth Strategy	378,684,016.463	26,655,802.471	36,264,834.704
AXA Mutual Large Cap Equity Managed Volatility	39,394,640.111	1,845,515.874	3,595,377.777
1290 VT Natural Resources (formerly AXA Natural Resources)	1,671,377.354	554,278.088	670,489.854
1290 VT Real Estate (formerly AXA Real Estate)	2,428,703.095	27,542.541	464,331.781
AXA SmartBeta Equity	1,271,394.655	21,271.862	2,749.192
AXA Templeton Global Equity Managed Volatility	56,469,037.080	4,514,891.548	4,854,607.412
AXA Ultra Conservative Strategy	20,762,357.554	2,306,772.731	1,947,449.706
AXA/AB Dynamic Growth	30,781,634.892	597,504.122	2,777,805.633
AXA/AB Dynamic Moderate Growth	184,269,451.027	14,195,777.265	14,448,768.340
AXA/AB Short Duration Government Bond	135,597,471.243	12,901,918.569	10,121,048.772
AXA/AB Small Cap Growth	86,714,218.159	7,503,126.169	7,492,899.601
AXA/ClearBridge Large Cap Growth	28,715,564.148	1,908,040.431	1,895,984.146
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,018,202.731	566,718.369	2,675,757.788
AXA/Goldman Sachs Strategic Allocation	23,412,697.025	2,011,156.391	3,156,339.168
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	14,751,048.382	602,031.241	808,626.377

1412

Portfolio	For	Against	Abstain
AXA/Janus Enterprise	43,106,763.052	3,781,128.395	3,274,923.447
AXA/Legg Mason Strategic Allocation	5,471,983.018	201,802.667	182,302.026
AXA/Loomis Sayles Growth	68,457,369.273	9,268,116.500	4,278,481.711
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	69,651,371.697	6,386,877.709	5,626,007.689
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	99,773,324.450	9,087,843.580	5,756,973.842
EQ/Capital Guardian Research	13,728,817.584	842,567.395	897,333.959
EQ/Common Stock Index	162,585,184.628	14,411,976.757	13,126,362.728
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,437,816.234	0	197,564.586
EQ/Core Bond Index	727,112,397.427	57,352,478.348	56,544,722.233
EQ/Emerging Markets Equity PLUS	4,871,097.060	25,962.171	275,613.357
1290 VT Energy (formerly EQ/Energy ETF)	513,243.217	620.344	286,907.660
EQ/Equity 500 Index	109,762,435.874	11,022,291.735	7,833,526.389
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	17,007,936.201	1,118,551.671	1,117,609.501
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	44,003,983.579	5,007,469.089	3,253,280.274
EQ/Global Bond PLUS	31,516,801.881	1,527,033.839	2,004,730.047
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	18,845,717.811	46,646.858	511,561.444
EQ/Intermediate Government Bond	693,315,295.970	53,904,796.835	47,000,210.894
EQ/International Equity Index	167,465,861.600	15,432,410.112	10,047,864.055
EQ/Invesco Comstock	11,906,124.525	920,066.250	809,368.116
EQ/JP Morgan Value Opportunities	24,607,447.246	2,907,058.360	3,448,221.881
EQ/Large Cap Growth Index	83,450,419.960	9,560,608.252	7,920,729.639
EQ/Large Cap Value Index	61,577,087.111	7,461,344.439	4,397,645.129
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/MFS International Growth	154,280,885.881	16,436,938.365	12,781,895.582
EQ/Mid Cap Index	108,791,861.144	9,465,827.130	7,149,403.994
EQ/Money Market	1,189,730,876.686	103,843,347.372	117,702,461.500
EQ/Oppenheimer Global	11,444,807.429	703,796.517	747,414.031
EQ/PIMCO Global Real Return	6,042,576.474	493,963.182	690,037.557
EQ/PIMCO Ultra Short Bond	122,644,648.248	11,465,592.448	4,996,070.934
EQ/Quality Bond PLUS	162,187,027.031	15,490,535.614	13,069,685.052
EQ/Small Company Index	82,372,724.844	8,189,455.015	5,604,811.171
EQ/T. Rowe Price Growth Stock	22,352,810.666	1,754,464.352	1,808,636.859
EQ/UBS Growth and Income	9,104,401.386	930,681.481	500,287.043

1413

Portfolio	For	Against	Abstain
Multimanager Aggressive Equity	17,869,878.797	1,851,287.888	1,350,429.471
Multimanager Core Bond	61,888,876.676	5,074,013.025	4,731,767.077
Multimanager Mid Cap Growth	16,752,060.122	1,649,833.656	1,151,540.766
Multimanager Mid Cap Value	11,984,707.277	1,204,678.203	494,915.636
Multimanager Technology	33,154,401.926	4,053,588.849	2,440,987.164

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to concentrating. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	8,862,769.056	977,311.704	1,335,223.250
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,774,744.147	161,632.004	295,594.918
ATM International Managed Volatility	171,661,129.238	0.000	0.000
ATM Large Cap Managed Volatility	264,871,622.012	0.000	0.000
ATM Mid Cap Managed Volatility	24,960,911.692	0.000	0.000
ATM Small Cap Managed Volatility	78,547,335.165	0.000	0.000
AXA 2000 Managed Volatility	134,083,600.812	11,488,358.904	9,373,564.603
AXA 400 Managed Volatility	28,360,844.141	2,475,049.101	2,166,220.472
AXA 500 Managed Volatility	327,984,446.971	28,339,766.715	23,233,324.719
AXA Aggressive Strategy	175,520,196.277	14,042,802.005	15,449,457.825
AXA All Asset Growth – Alt 20	12,163,231.948	1,121,017.765	1,170,535.167
AXA Balanced Strategy	198,505,599.657	14,322,114.161	23,198,839.882
AXA Conservative Growth Strategy	97,082,556.021	5,767,394.066	9,441,127.363
AXA Conservative Strategy	65,844,511.733	2,767,302.936	7,773,759.539
AXA Franklin Balanced Managed Volatility	104,086,175.575	7,985,000.298	7,249,682.991
AXA Franklin Small Cap Value Managed Volatility	15,458,390.589	1,489,978.822	883,824.241
AXA Franklin Templeton Allocation Managed Volatility	97,980,762.512	7,203,406.009	10,168,698.377
AXA Global Equity Managed Volatility	119,108,916.108	12,333,896.234	8,443,589.573
AXA Growth Strategy	227,699,216.290	18,463,520.013	23,239,501.705
AXA International Core Managed Volatility	144,897,973.591	11,751,416.060	12,624,795.611
AXA International Managed Volatility	149,945,604.437	9,166,016.098	11,292,635.677
AXA International Value Managed Volatility	69,233,775.921	5,727,023.989	5,848,636.596
AXA Large Cap Core Managed Volatility	225,938,977.406	16,623,615.770	16,135,651.888
AXA Large Cap Growth Managed Volatility	141,434,608.121	12,643,515.351	11,006,963.430
AXA Large Cap Value Managed Volatility	256,337,156.007	22,060,268.843	20,850,233.831
AXA Mid Cap Value Managed Volatility	107,367,951.771	9,798,180.982	9,040,944.961
AXA Moderate Growth Strategy	375,318,204.066	27,375,012.659	38,911,436.913
AXA Mutual Large Cap Equity Managed Volatility	38,604,194.542	1,858,910.432	4,372,429.091
1290 VT Natural Resources (formerly AXA Natural Resources)	1,671,377.354	70,006.442	1,154,761.500

1414

Portfolio	For	Against	Abstain
1290 VT Real Estate (formerly AXA Real Estate)	2,376,569.175	79,676.478	464,331.781
AXA SmartBeta Equity	1,257,650.100	35,016.417	2,749.192
AXA Templeton Global Equity Managed Volatility	56,015,368.037	4,160,670.389	5,662,497.613
AXA Ultra Conservative Strategy	20,410,259.548	2,656,045.620	1,950,274.824
AXA/AB Dynamic Growth	30,467,002.466	887,118.366	2,802,823.815
AXA/AB Dynamic Moderate Growth	184,768,827.414	13,681,772.047	14,463,397.171
AXA/AB Short Duration Government Bond	135,854,089.373	11,306,001.784	11,460,347.427
AXA/AB Small Cap Growth	85,999,186.091	7,814,251.066	7,896,806.770
AXA/ClearBridge Large Cap Growth	28,649,707.229	2,135,615.965	1,734,265.531
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,018,202.731	566,718.369	2,675,757.788
AXA/Goldman Sachs Strategic Allocation	23,564,208.803	1,781,187.283	3,234,796.498
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	14,606,587.642	830,266.900	724,851.458
AXA/Janus Enterprise	42,692,362.004	4,106,840.070	3,363,612.820
AXA/Legg Mason Strategic Allocation	5,392,952.290	270,458.891	192,676.519
AXA/Loomis Sayles Growth	68,040,795.749	9,228,174.386	4,734,997.349
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	68,984,868.976	6,892,718.358	5,786,669.761
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	99,042,945.733	9,261,050.428	6,314,145.711
EQ/Capital Guardian Research	13,648,802.225	829,596.357	990,320.356
EQ/Common Stock Index	161,415,696.835	15,190,845.462	13,516,981.816
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,437,816.234	84,389.053	113,175.516
EQ/Core Bond Index	720,078,418.894	61,643,814.614	59,287,364.500
EQ/Emerging Markets Equity PLUS	4,820,247.160	122,044.146	230,381.282
1290 VT Energy (formerly EQ/Energy ETF)	513,863.567	0	286,907.660
EQ/Equity 500 Index	108,933,519.823	11,195,043.196	8,489,691.018
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	16,802,911.481	1,251,010.541	1,190,175.351
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	43,872,253.388	4,974,701.339	3,417,778.215
EQ/Global Bond PLUS	31,303,302.428	1,554,331.040	2,190,932.550
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	18,044,094.065	482,037.977	877,794.245
EQ/Intermediate Government Bond	686,065,422.717	60,388,978.287	47,765,902.696
EQ/International Equity Index	165,043,302.411	16,647,789.157	11,255,044.495
EQ/Invesco Comstock	11,908,171.777	989,023.807	738,363.306

1415

Portfolio	For	Against	Abstain
EQ/JP Morgan Value Opportunities	24,991,856.279	2,426,207.870	3,544,663.338
EQ/Large Cap Growth Index	83,510,240.433	9,464,707.702	7,956,809.716
EQ/Large Cap Value Index	61,671,526.167	7,289,486.953	4,475,063.560
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/MFS International Growth	154,729,861.918	16,747,197.935	12,022,659.975
EQ/Mid Cap Index	108,163,040.196	9,681,558.075	7,562,493.997
EQ/Money Market	1,171,431,600.178	117,145,211.089	122,699,874.290
EQ/Oppenheimer Global	11,299,897.162	806,967.787	789,153.027
EQ/PIMCO Global Real Return	6,009,930.261	505,205.055	711,441.898
EQ/PIMCO Ultra Short Bond	117,755,055.402	15,598,569.858	5,752,686.370
EQ/Quality Bond PLUS	161,005,227.073	15,590,819.525	14,151,201.099
EQ/Small Company Index	81,827,931.937	8,113,498.678	6,225,560.415
EQ/T. Rowe Price Growth Stock	22,351,127.229	1,671,902.413	1,892,882.235
EQ/UBS Growth and Income	8,797,284.880	1,110,223.579	627,861.451
Multimanager Aggressive Equity	17,735,181.470	1,943,810.817	1,392,603.870
Multimanager Core Bond	61,698,832.608	5,069,361.660	4,926,462.114
Multimanager Mid Cap Growth	17,005,084.313	1,599,655.415	948,694.816
Multimanager Mid Cap Value	11,896,317.712	1,222,412.877	565,570.527
Multimanager Technology	33,140,802.435	3,990,312.530	2,517,862.974

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to investing in real estate. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	8,566,812.491	1,332,433.208	1,276,058.311
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,723,158.603	213,570.944	295,241.522
ATM International Managed Volatility	171,661,129.238	0.000	0.000
ATM Large Cap Managed Volatility	264,871,622.012	0.000	0.000
ATM Mid Cap Managed Volatility	24,960,911.692	0.000	0.000
ATM Small Cap Managed Volatility	78,547,335.165	0.000	0.000
AXA 2000 Managed Volatility	134,958,478.865	11,689,856.247	8,297,190.443
AXA 400 Managed Volatility	28,385,705.290	2,609,506.542	2,006,901.882
AXA 500 Managed Volatility	330,890,366.102	27,020,139.970	21,647,036.029
AXA Aggressive Strategy	176,636,800.515	15,536,450.309	12,839,205.284
AXA All Asset Growth – Alt 20	12,357,384.000	1,203,049.946	894,350.934
AXA Balanced Strategy	199,542,856.541	15,916,910.908	20,566,786.252
AXA Conservative Growth Strategy	96,970,352.638	6,370,535.172	8,950,189.640
AXA Conservative Strategy	66,369,704.250	2,872,335.697	7,143,534.261
AXA Franklin Balanced Managed Volatility	103,995,058.400	8,529,545.558	6,796,255.282

1416

Portfolio	For	Against	Abstain
AXA Franklin Small Cap Value Managed Volatility	15,316,243.583	1,685,479.043	830,471.026
AXA Franklin Templeton Allocation Managed Volatility	97,916,382.523	8,121,591.314	9,314,893.061
AXA Global Equity Managed Volatility	120,498,922.169	11,678,334.738	7,709,145.008
AXA Growth Strategy	232,029,766.852	15,937,085.560	21,435,385.596
AXA International Core Managed Volatility	145,767,946.064	12,090,250.443	11,415,988.755
AXA International Managed Volatility	150,191,860.754	9,979,682.843	10,232,711.017
AXA International Value Managed Volatility	69,723,507.978	6,399,609.357	4,686,318.980
AXA Large Cap Core Managed Volatility	227,016,175.456	16,726,304.203	14,955,765.404
AXA Large Cap Growth Managed Volatility	142,227,730.605	12,645,443.125	10,211,913.172
AXA Large Cap Value Managed Volatility	257,491,484.583	22,459,140.193	19,297,033.905
AXA Mid Cap Value Managed Volatility	108,069,800.673	9,841,424.363	8,295,852.678
AXA Moderate Growth Strategy	375,240,658.483	30,651,451.286	35,712,543.869
AXA Mutual Large Cap Equity Managed Volatility	38,663,200.873	1,978,022.306	4,194,310.885
1290 VT Natural Resources (formerly AXA Natural Resources)	1,671,377.354	70,006.442	1,154,761.500
1290 VT Real Estate (formerly AXA Real Estate)	2,428,703.095	27,542.541	464,331.781
AXA SmartBeta Equity	1,257,650.097	37,296.810	468.802
AXA Templeton Global Equity Managed Volatility	55,329,362.071	5,288,096.019	5,221,078.300
AXA Ultra Conservative Strategy	20,903,617.786	2,462,859.415	1,650,102.786
AXA/AB Dynamic Growth	30,589,147.826	932,300.196	2,635,496.625
AXA/AB Dynamic Moderate Growth	183,124,942.378	15,952,522.263	13,836,531.993
AXA/AB Short Duration Government Bond	136,224,033.287	11,532,240.946	10,864,163.366
AXA/AB Small Cap Growth	87,164,994.242	7,265,436.568	7,279,813.118
AXA/ClearBridge Large Cap Growth	28,593,983.672	2,246,040.115	1,679,564.939
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,076,558.193	498,352.315	2,685,768.443
AXA/Goldman Sachs Strategic Allocation	23,693,851.035	2,016,974.137	2,869,367.412
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	15,210,102.427	227,289.108	724,314.466
AXA/Janus Enterprise	43,076,320.010	4,025,593.691	3,060,901.193
AXA/Legg Mason Strategic Allocation	5,342,844.840	308,338.785	204,904.075
AXA/Loomis Sayles Growth	72,471,526.399	5,441,342.426	4,091,098.659
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	70,189,447.745	6,289,300.276	5,185,509.075
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	100,357,291.603	9,051,335.941	5,209,514.328
EQ/Capital Guardian Research	14,038,188.557	661,991.687	768,538.694
EQ/Common Stock Index	163,088,149.603	14,790,216.298	12,245,158.211

1417

Portfolio	For	Against	Abstain
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,396,820.164	125,385.123	113,175.516
EQ/Core Bond Index	730,928,281.175	58,285,273.037	51,796,043.796
EQ/Emerging Markets Equity PLUS	4,930,156.367	14,560.254	227,955.967
1290 VT Energy (formerly EQ/Energy ETF)	490,090.446	23,773.120	286,907.660
EQ/Equity 500 Index	109,600,876.255	11,413,486.630	7,603,891.151
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	16,796,532.070	1,312,907.296	1,134,658.007
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	44,522,329.693	4,598,972.611	3,143,430.638
EQ/Global Bond PLUS	31,466,897.248	1,858,936.753	1,722,732.016
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	17,970,574.732	994,271.948	439,079.433
EQ/Intermediate Government Bond	699,189,619.387	53,515,232.024	41,515,444.871
EQ/International Equity Index	167,899,952.458	14,787,229.119	10,258,954.191
EQ/Invesco Comstock	12,093,994.027	817,060.110	724,504.754
EQ/JP Morgan Value Opportunities	24,696,130.691	3,115,343.050	3,151,253.946
EQ/Large Cap Growth Index	83,304,786.923	10,215,640.764	7,411,330.237
EQ/Large Cap Value Index	61,976,217.248	7,180,920.310	4,278,939.121
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/MFS International Growth	157,578,620.393	13,420,054.930	12,501,044.505
EQ/Mid Cap Index	108,365,907.577	9,948,736.165	7,092,448.526
EQ/Money Market	1,181,058,824.203	123,163,648.936	107,054,212.419
EQ/Oppenheimer Global	11,529,551.149	611,602.419	754,864.409
EQ/PIMCO Global Real Return	6,017,017.743	506,379.675	703,179.795
EQ/PIMCO Ultra Short Bond	123,250,222.199	11,486,691.603	4,369,397.828
EQ/Quality Bond PLUS	162,358,395.511	16,297,466.041	12,091,386.145
EQ/Small Company Index	82,079,226.730	8,376,820.505	5,710,943.795
EQ/T. Rowe Price Growth Stock	22,670,757.430	1,628,454.345	1,616,700.102
EQ/UBS Growth and Income	9,128,901.774	997,200.950	409,267.186
Multimanager Aggressive Equity	17,981,355.597	1,779,004.955	1,311,235.605
Multimanager Core Bond	62,408,576.690	4,978,564.585	4,307,515.504
Multimanager Mid Cap Growth	16,709,626.025	1,914,004.112	929,804.407
Multimanager Mid Cap Value	11,931,657.141	1,252,110.279	500,533.695
Multimanager Technology	33,786,039.072	3,480,506.724	2,382,432.144

1418

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to investing in commodities. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	8,812,661.399	1,065,918.130	1,296,724.481
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,642,963.741	251,977.576	337,029.752
ATM International Managed Volatility	171,661,129.238	0.000	0.000
ATM Large Cap Managed Volatility	264,871,622.012	0.000	0.000
ATM Mid Cap Managed Volatility	24,960,911.692	0.000	0.000
ATM Small Cap Managed Volatility	78,547,335.165	0.000	0.000
AXA 2000 Managed Volatility	134,429,061.021	11,814,545.435	8,701,919.098
AXA 400 Managed Volatility	28,039,875.114	2,832,920.929	2,129,317.670
AXA 500 Managed Volatility	323,129,310.043	30,894,932.929	25,533,295.432
AXA Aggressive Strategy	176,550,951.016	15,343,262.992	13,118,242.100
AXA All Asset Growth – Alt 20	12,339,611.451	1,171,581.454	943,591.975
AXA Balanced Strategy	198,543,438.411	16,801,987.445	20,681,127.845
AXA Conservative Growth Strategy	95,764,361.727	7,298,912.206	9,227,803.517
AXA Conservative Strategy	66,208,665.474	2,762,226.406	7,414,682.328
AXA Franklin Balanced Managed Volatility	103,273,438.010	9,671,642.226	6,375,779.005
AXA Franklin Small Cap Value Managed Volatility	15,111,623.393	1,863,457.507	857,112.833
AXA Franklin Templeton Allocation Managed Volatility	97,287,790.204	8,643,623.796	9,421,452.898
AXA Global Equity Managed Volatility	119,032,231.758	12,776,427.327	8,077,742.830
AXA Growth Strategy	227,279,967.083	19,057,976.980	23,064,293.945
AXA International Core Managed Volatility	144,769,950.405	13,027,049.843	11,477,185.014
AXA International Managed Volatility	148,884,667.520	9,522,662.041	11,996,925.053
AXA International Value Managed Volatility	69,222,257.017	6,599,932.333	4,987,246.964
AXA Large Cap Core Managed Volatility	226,073,665.550	17,208,779.339	15,415,800.175
AXA Large Cap Growth Managed Volatility	141,085,461.315	13,519,625.659	10,479,999.928
AXA Large Cap Value Managed Volatility	255,634,238.193	24,472,121.415	19,141,299.073
AXA Mid Cap Value Managed Volatility	106,804,889.150	10,873,586.285	8,528,602.279
AXA Moderate Growth Strategy	377,020,604.358	30,180,895.548	34,403,153.732
AXA Mutual Large Cap Equity Managed Volatility	39,109,296.451	2,179,518.632	3,546,718.981
1290 VT Natural Resources (formerly AXA Natural Resources)	1,663,632.163	77,751.631	1,154,761.500
1290 VT Real Estate (formerly AXA Real Estate)	2,406,723.969	49,521.667	464,331.781
AXA SmartBeta Equity	1,257,650.100	35,016.417	2,749.192
AXA Templeton Global Equity Managed Volatility	56,298,976.569	4,809,421.094	4,730,138.377
AXA Ultra Conservative Strategy	20,918,707.804	2,376,941.925	1,720,930.257
AXA/AB Dynamic Growth	30,449,156.777	860,141.806	2,847,646.064
AXA/AB Dynamic Moderate Growth	182,443,945.242	16,132,602.792	14,337,448.599

1419

Portfolio	For	Against	Abstain
AXA/AB Short Duration Government Bond	134,709,986.626	13,779,451.514	10,131,000.444
AXA/AB Small Cap Growth	87,038,245.122	7,086,019.048	7,585,979.427
AXA/ClearBridge Large Cap Growth	27,964,169.084	2,765,103.229	1,790,316.411
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,008,192.077	566,718.369	2,685,768.443
AXA/Goldman Sachs Strategic Allocation	24,209,803.924	1,354,429.602	3,015,959.058
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	15,201,828.540	136,856.190	823,021.271
AXA/Janus Enterprise	42,386,831.311	4,557,695.867	3,218,287.716
AXA/Legg Mason Strategic Allocation	5,389,006.364	262,177.261	204,904.075
AXA/Loomis Sayles Growth	67,128,877.323	10,556,915.801	4,318,174.360
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	69,332,109.678	7,003,957.523	5,328,189.582
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	99,156,319.905	9,619,957.296	5,841,864.671
EQ/Capital Guardian Research	13,543,719.238	1,060,825.809	864,173.891
EQ/Common Stock Index	161,249,934.707	16,253,308.328	12,620,281.078
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,396,820.164	125,385.123	113,175.516
EQ/Core Bond Index	722,813,820.954	62,077,892.774	56,117,884.280
EQ/Emerging Markets Equity PLUS	4,734,299.893	210,416.728	227,955.967
1290 VT Energy (formerly EQ/Energy ETF)	489,470.097	24,393.465	286,907.660
EQ/Equity 500 Index	108,411,642.069	12,399,418.553	7,807,193.378
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	16,804,381.607	1,342,170.732	1,097,545.034
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	43,659,310.598	5,340,737.410	3,264,684.934
EQ/Global Bond PLUS	31,858,486.811	1,468,190.078	1,721,889.129
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	18,312,254.390	233,926.178	857,745.719
EQ/Intermediate Government Bond	687,199,688.226	62,424,589.152	44,596,018.907
EQ/International Equity Index	167,503,496.230	15,819,769.859	9,622,869.679
EQ/Invesco Comstock	12,071,959.259	814,639.772	748,959.860
EQ/JP Morgan Value Opportunities	24,980,640.934	2,753,856.335	3,228,230.419
EQ/Large Cap Growth Index	82,888,563.512	10,428,074.548	7,615,119.863
EQ/Large Cap Value Index	61,598,285.938	7,621,123.983	4,216,666.758
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/MFS International Growth	154,302,285.397	17,154,055.281	12,043,379.150
EQ/Mid Cap Index	107,631,048.585	10,484,466.632	7,291,577.051

1420

Portfolio	For	Against	Abstain
EQ/Money Market	1,183,820,725.252	122,338,264.100	105,117,696.206
EQ/Oppenheimer Global	11,451,936.038	657,211.531	786,870.408
EQ/PIMCO Global Real Return	5,619,498.454	900,802.833	706,275.959
EQ/PIMCO Ultra Short Bond	122,007,474.659	12,820,853.814	4,277,983.157
EQ/Quality Bond PLUS	162,195,492.305	16,169,385.748	12,382,369.644
EQ/Small Company Index	81,900,890.027	8,321,043.779	5,945,057.224
EQ/T. Rowe Price Growth Stock	22,197,899.005	1,863,201.012	1,854,811.860
EQ/UBS Growth and Income	8,700,457.489	1,357,908.178	477,004.243
Multimanager Aggressive Equity	17,885,239.606	1,846,182.896	1,340,173.655
Multimanager Core Bond	62,296,091.546	4,820,840.813	4,577,724.024
Multimanager Mid Cap Growth	16,578,768.693	1,792,336.275	1,182,329.628
Multimanager Mid Cap Value	11,983,436.012	1,201,989.637	498,875.466
Multimanager Technology	33,404,937.529	3,766,654.933	2,477,385.478

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of each Portfolio approved changes to each Portfolio’s fundamental investment restriction with respect to making loans. The results of the shareholder vote are as follows:

Portfolio	For	Against	Abstain
1290 VT Socially Responsible	8,549,355.418	1,326,944.270	1,299,004.322
1290 VT DoubleLine Dynamic Allocation (formerly All Asset Moderate Growth – Alt 15)	2,495,821.758	387,757.692	348,391.619
ATM International Managed Volatility	171,661,129.238	0.000	0.000
ATM Large Cap Managed Volatility	264,871,622.012	0.000	0.000
ATM Mid Cap Managed Volatility	24,960,911.692	0.000	0.000
ATM Small Cap Managed Volatility	78,547,335.165	0.000	0.000
AXA 2000 Managed Volatility	132,660,113.164	13,626,762.113	8,658,649.041
AXA 400 Managed Volatility	28,227,440.769	2,613,707.541	2,160,965.275
AXA 500 Managed Volatility	319,784,239.057	34,559,963.301	25,213,336.046
AXA Aggressive Strategy	171,393,608.344	19,465,868.374	14,152,979.390
AXA All Asset Growth – Alt 20	12,160,087.049	1,354,136.252	940,561.579
AXA Balanced Strategy	194,311,419.758	19,745,587.682	21,969,546.260
AXA Conservative Growth Strategy	94,648,050.663	8,317,637.819	9,325,388.968
AXA Conservative Strategy	65,140,186.867	3,595,151.703	7,650,235.638
AXA Franklin Balanced Managed Volatility	101,284,148.299	11,139,188.714	6,897,521.851
AXA Franklin Small Cap Value Managed Volatility	15,339,503.758	1,616,461.280	876,228.615
AXA Franklin Templeton Allocation Managed Volatility	96,579,410.886	9,470,928.996	9,302,527.016
AXA Global Equity Managed Volatility	118,112,326.187	13,817,057.985	7,957,017.743
AXA Growth Strategy	223,608,883.114	21,561,881.082	24,231,473.811
AXA International Core Managed Volatility	143,309,476.628	14,010,432.594	11,954,276.040
AXA International Managed Volatility	145,855,176.374	12,700,440.672	11,848,637.568
AXA International Value Managed Volatility	68,799,215.879	6,902,640.740	5,107,579.888

1421

Portfolio	For	Against	Abstain
AXA Large Cap Core Managed Volatility	224,625,199.641	18,798,749.388	15,274,295.125
AXA Large Cap Growth Managed Volatility	139,547,488.183	14,949,004.218	10,588,594.501
AXA Large Cap Value Managed Volatility	252,854,387.005	26,114,419.910	20,278,851.766
AXA Mid Cap Value Managed Volatility	106,265,525.252	11,285,161.551	8,656,390.911
AXA Moderate Growth Strategy	366,724,063.754	39,942,987.047	34,937,602.837
AXA Mutual Large Cap Equity Managed Volatility	37,612,702.457	2,813,792.513	4,409,039.095
1290 VT Natural Resources (formerly AXA Natural Resources)	1,671,377.354	70,006.442	1,154,761.500
1290 VT Real Estate (formerly AXA Real Estate)	2,302,437.914	153,807.722	464,331.781
AXA SmartBeta Equity	1,257,650.100	35,016.417	2,749.192
AXA Templeton Global Equity Managed Volatility	54,673,841.161	5,801,638.687	5,363,056.540
AXA Ultra Conservative Strategy	20,290,964.303	2,872,526.887	1,853,088.802
AXA/AB Dynamic Growth	30,291,173.175	1,245,368.688	2,620,402.784
AXA/AB Dynamic Moderate Growth	178,861,559.748	19,144,340.344	14,908,096.541
AXA/AB Short Duration Government Bond	134,356,301.284	12,960,609.977	11,303,527.323
AXA/AB Small Cap Growth	85,522,431.713	8,282,161.452	7,905,650.764
AXA/ClearBridge Large Cap Growth	28,128,503.437	2,692,657.734	1,698,427.555
1290 VT DoubleLine Opportunistic Bond (formerly AXA/DoubleLine Opportunistic Core Plus Bond)	4,008,192.077	566,718.369	2,685,768.443
AXA/Goldman Sachs Strategic Allocation	23,412,371.214	2,125,509.771	3,042,311.599
1290 VT Small Cap Value (formerly AXA/Horizon Small Cap Value)	17,663,643.020	0.000	0.000
AXA/Invesco Strategic Allocation	14,719,995.599	678,759.569	762,950.833
AXA/Janus Enterprise	41,871,469.793	4,927,462.211	3,363,882.890
AXA/Legg Mason Strategic Allocation	5,366,476.985	284,706.650	204,904.075
AXA/Loomis Sayles Growth	66,602,578.016	10,556,487.013	4,844,902.455
1290 VT Micro Cap (formerly AXA/Lord Abbett Micro Cap)	12,616,183.824	0	0
AXA/Morgan Stanley Small Cap Growth	26,139,148.681	0	0
EQ/BlackRock Basic Value Equity	68,496,702.846	7,822,964.089	5,344,590.160
1290 VT Equity Income (formerly EQ/Boston Advisors Equity Income)	99,423,934.332	9,384,965.178	5,809,242.362
EQ/Capital Guardian Research	13,425,816.748	1,106,706.704	936,195.486
EQ/Common Stock Index	159,028,898.768	18,381,217.224	12,713,408.122
1290 VT Convertible Securities (formerly EQ/Convertible Securities)	1,522,205.303	0	113,175.516
EQ/Core Bond Index	711,828,174.820	72,232,536.732	56,948,886.456
EQ/Emerging Markets Equity PLUS	4,776,449.780	122,819.326	273,403.482
1290 VT Energy (formerly EQ/Energy ETF)	513,243.217	620.344	286,907.660
EQ/Equity 500 Index	107,313,122.523	12,794,888.024	8,510,243.451
1290 VT GAMCO Mergers & Acquisition (formerly EQ/GAMCO Mergers and Acquisition)	16,646,166.435	1,460,146.664	1,137,784.274

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Portfolio	For	Against	Abstain
1290 VT GAMCO Small Company Value (formerly EQ/GAMCO Small Company Value)	43,578,499.914	5,486,505.225	3,199,727.803
EQ/Global Bond PLUS	31,392,165.291	1,933,039.613	1,723,360.862
1290 VT High Yield Bond (formerly EQ/High Yield Bond)	18,243,879.989	302,300.579	857,745.719
EQ/Intermediate Government Bond	680,337,394.579	66,970,459.889	46,912,441.816
EQ/International Equity Index	163,884,121.529	18,713,517.044	10,348,497.195
EQ/Invesco Comstock	11,820,015.087	1,017,345.140	798,198.676
EQ/JP Morgan Value Opportunities	24,795,273.323	2,765,084.634	3,402,369.731
EQ/Large Cap Growth Index	82,147,936.128	11,108,399.341	7,675,422.455
EQ/Large Cap Value Index	60,935,598.653	8,277,990.776	4,222,487.251
1290 VT Low Volatility Global Equity (formerly EQ/Low Volatility Global ETF)	412,633.020	0	85,459.533
EQ/MFS International Growth	155,415,787.363	15,070,465.529	13,013,466.936
EQ/Mid Cap Index	106,460,813.430	11,623,180.603	7,323,098.235
EQ/Money Market	1,161,700,501.630	137,421,863.787	112,154,320.142
EQ/Oppenheimer Global	11,236,196.466	931,952.810	727,868.700
EQ/PIMCO Global Real Return	5,677,987.843	868,481.693	680,107.678
EQ/PIMCO Ultra Short Bond	120,444,132.561	12,838,894.511	5,823,284.558
EQ/Quality Bond PLUS	159,986,574.481	18,296,034.383	12,464,638.833
EQ/Small Company Index	80,606,843.806	9,481,872.091	6,078,275.133
EQ/T. Rowe Price Growth Stock	21,824,783.487	2,276,010.644	1,815,117.746
EQ/UBS Growth and Income	8,442,055.568	1,488,164.613	605,149.729
Multimanager Aggressive Equity	17,598,020.271	2,173,346.600	1,300,229.286
Multimanager Core Bond	61,191,027.323	5,850,567.252	4,653,062.203
Multimanager Mid Cap Growth	16,260,524.305	2,083,945.522	1,208,964.717
Multimanager Mid Cap Value	11,691,353.950	1,470,198.250	522,748.863
Multimanager Technology	32,731,954.393	4,479,770.660	2,437,252.886

At a Special Meeting of Shareholders held on March 28, 2017, shareholders of the 1290 VT DoubleLine Dynamic Allocation Portfolio (formerly, All Asset Moderate Growth-Alt 15 Portfolio) approved a new investment management agreement between the Trust and FMG LLC. The results of the shareholder vote are as follows:

For	Against	Abstain
2,797,922.254	138,293.399	295,755.416

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2017 (UNAUDITED)

At a meeting held on March 1-2, 2017, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), which serves as the Trust’s investment manager, and Janus Capital Management, LLC (“Janus” or the “Sub-Adviser”) with respect to the AXA/Janus Enterprise Portfolio (the “Portfolio”).

The New Sub-Advisory Agreement went into effect on May 30, 2017. The Board noted that, on May 30, 2017, Janus Capital Group, Inc., then the ultimate parent company of Janus, merged with Henderson Group plc (the “Merger”), creating the new ultimate parent company Janus Henderson Global Investors plc (“Janus Henderson”), which resulted in the assignment and, by operation of law, automatic termination of the previous Investment Sub-Advisory Agreement (the “Old Sub-Advisory Agreement”) between FMG LLC and Janus with respect to the Portfolio. The Board noted that it had approved the Old Sub-Advisory Agreement at a meeting held on November 16, 2016, and that Janus had become the sub-adviser to the Portfolio effective on or about December 9, 2016, in connection with the replacement of the previous sub-adviser to the Portfolio.

In reaching its decision to approve the New Sub-Advisory Agreement, the Board considered the overall fairness of the New Sub-Advisory Agreement and whether the New Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the New Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services provided to the Portfolio by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser would be unable to generate but for the existence of the Portfolio). In considering the New Sub-Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services provided by the Sub-Adviser, as well as the Sub-Adviser’s investment personnel, sub-advisory fee, performance information, and other matters. The Board also took into account information provided to the Trustees at prior Board meetings. During the meeting, the Trustees met with senior representatives of the Manager to discuss the New Sub-Advisory Agreement and the information provided. The Independent Trustees met in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the New Sub-Advisory Agreement and also received materials discussing the legal standards applicable to their consideration of the New Sub-Advisory Agreement. In approving the New Sub-Advisory Agreement, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of all information, determined that the sub-advisory fee was fair and reasonable, and that the approval of the New Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the New Sub-Advisory Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services provided to the Portfolio and its investors by the Sub-Adviser. In addition to the investment performance information discussed below, the Board considered the Sub-Adviser’s experience in serving as the investment sub-adviser for the Portfolio and as an investment adviser or sub-adviser for funds and/or accounts similar to the Portfolio. The Board also

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considered the Sub-Adviser’s responsibilities with respect to the Portfolio. In particular, the Board considered that the Sub-Adviser, subject to the oversight of the Manager, is responsible for making investment decisions with respect to the Portfolio; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio; and performing certain related administrative functions. The Board also reviewed information regarding the Sub-Adviser’s process for selecting investments for the Portfolio, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Portfolio. In this regard, the Board noted that the terms of the New Sub-Advisory Agreement are identical to the terms of the Old Sub-Advisory Agreement. The Board also noted that the Sub-Adviser had assured the Manager that the Merger would not materially impact the quality of the services that the Sub-Adviser provides to the Portfolio and that the Sub-Adviser would retain the same investment processes, key personnel, and other support systems as under the Old Sub-Advisory Agreement. The Board further noted that the Sub-Adviser believed it would gain the strength of a broader and deeper investment management team and a more diversified perspective through the combined resources of Janus Henderson. The Board also considered information regarding the Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio and the Sub-Adviser’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board received information regarding the Sub-Adviser’s trading experience and how the Sub-Adviser seeks to achieve “best execution” on behalf of the Portfolio.

The Board also noted that, in connection with its approval of the Old Sub-Advisory Agreement, it had considered the Portfolio’s Chief Compliance Officer’s evaluation of the Sub-Adviser’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards. The Board further noted that the Sub-Adviser had assured the Manager that the Merger would not result in any material changes to the Sub-Adviser’s compliance program, policies and procedures. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Sub-Adviser and reviewed information regarding the Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio. In this regard, the Board also noted the Sub-Adviser’s assertion that, aside from its being wholly-owned by a newly formed entity as a result of the Merger, it did not anticipate any material changes in its organizational structure after the Merger, and that, with respect to its operations, there were no material changes proposed that would impact the Portfolio. The Board also noted that the Sub-Adviser believed that the Merger would create more financial strength and greater financial stability through market cycles and that the Merger did not present any material conflicts of interest to the Manager, the Portfolio, or its investors.

The Board noted that Janus had become the sub-adviser to the Portfolio effective on or about December 9, 2016, and thus had only a short operating history with the investment strategy for the Portfolio. The Board also noted that, in connection with its approval of the Old Sub-Advisory Agreement, it had received and reviewed performance data relating to the Sub-Adviser’s management of other funds and/or accounts with a similar investment strategy as the Portfolio, as compared to an appropriate peer group and benchmark. The Board generally considered long-term performance to be more important than short-term performance. The Board also considered the Sub-Adviser’s expertise, resources, and investment strategy for advising the Portfolio.

Based on its review, the Board determined that the nature, quality and extent of the overall services provided by the Sub-Adviser were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the New Sub-Advisory Agreement.

Expenses

The Board also considered the sub-advisory fee with respect to the Portfolio in light of the nature, quality and extent of the overall services provided by the Sub-Adviser. In this regard, the Board noted that the sub-advisory fee that the Sub-Adviser would receive under the New Sub-Advisory Agreement would be based on the same fee schedule in effect under the Old Sub-Advisory Agreement. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the Sub-Adviser with respect to the Portfolio and the management fee to be retained by the Manager in light of, among other factors, the services provided to the Portfolio by the Manager and the Sub-Adviser. The Board also considered the sub-advisory fee in light of the fees that the Sub-Adviser charges under other advisory agreements with other clients.

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The Board further noted that the Manager, and not the Portfolio, pays the Sub-Adviser and that the sub-advisory fee was negotiated between the Sub-Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by sub-advisers to other clients and that the Manager believes that the fee agreed upon with the Sub-Adviser is reasonable in light of the nature, quality and extent of the investment advisory services to be provided. Based on its review, the Board determined that the sub-advisory fee for the Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the sub-advisory fee on the profitability of the Manager. The Manager advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the New Sub-Advisory Agreement. The Board acknowledged the Manager’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the Sub-Adviser is the product of negotiations with the Manager and reflects levels of profitability acceptable to the Manager and the Sub-Adviser based on the particular circumstances in each case for each of them. The Board also noted that the Manager’s management fee schedule for the Portfolio and the overall expense ratios of the Portfolio would not change as a result of the approval of the New Sub-Advisory Agreement.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the sub-advisory fee with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the sub-advisory fee rate schedule for the Portfolio includes a breakpoint that would reduce the sub-advisory fee rate if Portfolio assets under the Sub-Adviser’s management increase above a certain level. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Manager, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

Fall-Out Benefits

The Board also considered possible fall-out benefits that may accrue to the Sub-Adviser, including the following. The Board considered that the Sub-Adviser, through its position as the Sub-Adviser to the Portfolio, may engage in soft dollar transactions. The Board also recognized that the Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolio. The Board also recognized that the Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Manager or its affiliates. In addition, the Board noted that the Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and the Sub-Adviser may derive benefits from its association with the Manager. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Sub-Adviser are fair and reasonable.

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PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2017

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 30, 2017